UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2024

Date of reporting period:	06/30/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Advanced Series Trust
AST ClearBridge Dividend Growth
Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST ClearBridge Dividend Growth Portfolio (the “Portfolio”) for the
period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Clear B ridge Dividend Growth Portfolio	$49	0.96%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 408,745,914
Number of portfolio holdings	57
Portfolio turnover rate for the period	12%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	9.4%
Software	8.5%
Affiliated Mutual Funds (5.9% represents investments purchased with collateral from securities on loan)	5.9%
Financial Services	5.7%
Chemicals	5.4%
Pharmaceuticals	4.9%
Insurance	4.8%
Banks	4.4%
Semiconductors & Semiconductor Equipment	4.4%
Multi-Utilities	4.1%
Food Products	3.9%
Beverages	3.5%
Media	3.0%
Health Care Equipment & Supplies	2.9%
Aerospace & Defense	2.9%
Specialized REITs	2.7%
Wireless Telecommunication Services	2.4%
Interactive Media & Services	2.3%
Construction Materials	2.3%
Industry Classification	% of Net Assets
Personal Care Products	2.2%
Technology Hardware, Storage & Peripherals	2.1%
Residential REITs	1.9%
Commercial Services & Supplies	1.8%
Ground Transportation	1.7%
Household Products	1.7%
Consumer Finance	1.6%
Specialty Retail	1.6%
Health Care Providers & Services	1.5%
Metals & Mining	1.1%
Electric Utilities	1.0%
Biotechnology	0.9%
Air Freight & Logistics	0.9%
Entertainment	0.8%
Unaffiliated Funds	0.8%
Automobiles	0.7%
105.7%
Liabilities in excess of other assets	(5.7)%
100.0%

ADDITIONAL INFORMATION
You can find additional
information
at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS228_SAR

Advanced Series Trust
AST Cohen & Steers Realty Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Cohen & Steers Realty Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Cohen & Steers Realty Portfolio	$54	1.08%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 527,528,549
Number of portfolio holdings	33
Portfolio turnover rate for the period	18%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Sector Classification	% of Net Assets
Specialized REITs	42.2%
Residential REITs	17.0%
Affiliated Mutual Funds (13.8% represents investments purchased with collateral from securities on loan)	15.3%
Health Care REITs	12.9%
Retail REITs	11.5%
Industrial REITs	9.4%
Casinos & Gaming	2.2%
Office REITs	1.7%
Hotel & Resort REITs	0.8%
Diversified REITs	0.6%
113.6%
Liabilities in excess of other assets	(13.6)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS155_SAR

Advanced Series Trust
AST Emerging Markets Equity Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Emerging Markets Equity Portfolio (the “Portfolio”) for the
period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Emerging Markets Equity Portfolio	$68	1.31%
The table does not include charges charged under your variable annuity contract or variable life insurance
policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 229,758,479
Number of portfolio holdings	1,407
Portfolio turnover rate for the period	50%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Banks	18.2%
Semiconductors & Semiconductor Equipment	15.0%
Technology Hardware, Storage & Peripherals	8.1%
Oil, Gas & Consumable Fuels	5.9%
Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	4.1%
Interactive Media & Services	3.8%
IT Services	3.6%
Broadline Retail	3.1%
Unaffiliated Exchange-Traded Funds	2.8%
Insurance	2.8%
Automobiles	2.6%
Metals & Mining	2.4%
Household Durables	1.8%
Food Products	1.5%
Consumer Staples Distribution & Retail	1.4%
Capital Markets	1.2%
Electronic Equipment, Instruments & Components	1.1%
Automobile Components	1.1%
Entertainment	1.1%
Electric Utilities	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Chemicals	1.0%
Wireless Telecommunication Services	1.0%
Machinery	1.0%
Consumer Finance	0.9%
Industrial Conglomerates	0.9%
Construction Materials	0.9%
Financial Services	0.8%
Electrical Equipment	0.7%
Real Estate Management & Development	0.7%
Transportation Infrastructure	0.7%
Industry Classification	% of Net Assets
Specialty Retail	0.7%
Diversified Telecommunication Services	0.7%
Hotels, Restaurants & Leisure	0.6%
Beverages	0.5%
Gas Utilities	0.5%
Communications Equipment	0.4%
Paper & Forest Products	0.4%
Construction & Engineering	0.3%
Health Care Providers & Services	0.3%
Passenger Airlines	0.3%
Independent Power & Renewable Electricity Producers	0.3%
Household Products	0.2%
Aerospace & Defense	0.2%
Pharmaceuticals	0.2%
Diversified Consumer Services	0.2%
Personal Care Products	0.2%
Diversified Banks	0.1%
Health Care Equipment & Supplies	0.1%
Software	0.1%
Air Freight & Logistics	0.1%
Marine Transportation	0.0%*
Biotechnology	0.0%*
Trading Companies & Distributors	0.0%*
Energy Equipment & Services	0.0%*
Building Products	0.0%*
Commercial Services & Supplies	0.0%*
Life Sciences Tools & Services	0.0%*
98.6%
Other assets in excess of liabilities	1.4%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional
information
at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS208_SAR

Advanced Series Trust
AST International Equity Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST International Equity Portfolio (the “Portfolio”) for the period of
January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST International Equity Portfolio	$50	0.98%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 1,292,473,310
Number of portfolio holdings	615
Portfolio turnover rate for the period	31%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Banks	10.2%
Pharmaceuticals	8.5%
Semiconductors & Semiconductor Equipment	6.5%
Insurance	5.2%
Oil, Gas & Consumable Fuels	5.1%
Unaffiliated Exchange-Traded Funds	3.6%
Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	3.5%
Metals & Mining	3.5%
Machinery	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Capital Markets	2.9%
Automobiles	2.7%
Food Products	2.3%
Aerospace & Defense	2.2%
Chemicals	1.8%
Diversified Telecommunication Services	1.7%
Industrial Conglomerates	1.7%
Professional Services	1.5%
Specialty Retail	1.5%
Electrical Equipment	1.5%
Electronic Equipment, Instruments & Components	1.5%
Trading Companies & Distributors	1.5%
Software	1.4%
Electric Utilities	1.3%
Beverages	1.3%
Hotels, Restaurants & Leisure	1.3%
Broadline Retail	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Consumer Staples Distribution & Retail	1.2%
Personal Care Products	1.1%
Automobile Components	1.0%
IT Services	1.0%
Household Durables	1.0%
Construction Materials	1.0%
Construction & Engineering	1.0%
Health Care Equipment & Supplies	0.9%
Building Products	0.8%
Industry Classification	% of Net Assets
Tobacco	0.7%
Household Products	0.7%
Financial Services	0.6%
Retail REITs	0.6%
Real Estate Management & Development	0.5%
Leisure Products	0.5%
Health Care Providers & Services	0.5%
Media	0.5%
Multi-Utilities	0.5%
Commercial Services & Supplies	0.4%
Entertainment	0.4%
Interactive Media & Services	0.3%
Gas Utilities	0.3%
Industrial REITs	0.3%
Wireless Telecommunication Services	0.3%
Air Freight & Logistics	0.3%
Marine Transportation	0.3%
Passenger Airlines	0.2%
Diversified REITs	0.2%
Containers & Packaging	0.2%
Communications Equipment	0.2%
Ground Transportation	0.2%
Transportation Infrastructure	0.1%
Biotechnology	0.1%
Paper & Forest Products	0.1%
Consumer Finance	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Diversified Banks	0.0%*
U.S. Treasury Obligations	0.0%*
Steel	0.0%*
Automobile Manufacturers	0.0%*
Office REITs	0.0%*
U.S. Government Agency Obligations	0.0%*
101.7%
Liabilities in excess of other assets	(1.7)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS188_SAR

Advanced Series Trust
AST Large-Cap Core Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Large-Cap Core Portfolio (the “Portfolio”) for the period of
January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Core Portfolio	$46	0.86%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 445,699,943
Number of portfolio holdings	237
Portfolio turnover rate for the period	44%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.7%
Software	11.0%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	6.5%
Broadline Retail	4.4%
Financial Services	3.5%
Oil, Gas & Consumable Fuels	3.2%
Pharmaceuticals	3.1%
Banks	3.0%
Unaffiliated Exchange-Traded Funds	2.9%
Capital Markets	2.6%
Biotechnology	2.6%
Specialty Retail	2.5%
Health Care Equipment & Supplies	2.4%
Insurance	2.4%
Aerospace & Defense	2.3%
Electrical Equipment	1.9%
Health Care Providers & Services	1.8%
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	1.8%
Life Sciences Tools & Services	1.8%
Electric Utilities	1.7%
Beverages	1.4%
Ground Transportation	1.4%
Building Products	1.3%
Hotels, Restaurants & Leisure	1.1%
Construction Materials	1.1%
Consumer Staples Distribution & Retail	1.0%
Entertainment	0.9%
Chemicals	0.9%
Household Products	0.8%
Food Products	0.8%
Industrial Conglomerates	0.7%
Machinery	0.7%
Energy Equipment & Services	0.7%
Industry Classification	% of Net Assets
Consumer Finance	0.7%
Multi-Utilities	0.7%
Automobiles	0.6%
Diversified Telecommunication Services	0.6%
Communications Equipment	0.5%
Textiles, Apparel & Luxury Goods	0.4%
Electronic Equipment, Instruments & Components	0.4%
Specialized REITs	0.4%
Industrial REITs	0.4%
IT Services	0.4%
Personal Care Products	0.3%
Residential REITs	0.3%
Air Freight & Logistics	0.2%
Commercial Services & Supplies	0.2%
Automobile Components	0.2%
Professional Services	0.1%
Media	0.1%
U.S. Government Agency Obligations	0.1%
Household Durables	0.1%
Wireless Telecommunication Services	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Passenger Airlines	0.1%
U.S. Treasury Obligations	0.0%*
Mortgage Real Estate Investment Trusts (REITs)	0.0%*
Metals & Mining	0.0%*
Diversified Consumer Services	0.0%*
Containers & Packaging	0.0%*
Real Estate Management & Development	0.0%*
Distributors	0.0%*
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS235_SAR

Advanced Series Trust
AST Large-Cap Growth Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Large-Cap Growth Portfolio (the “Portfolio”) for the period of
January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Growth Portfolio	$48	0.87%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 6,801,427,628
Number of portfolio holdings	143
Portfolio turnover rate for the period	18%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Software	18.3%
Semiconductors & Semiconductor Equipment	15.5%
Interactive Media & Services	9.4%
Broadline Retail	7.4%
Financial Services	5.8%
Technology Hardware, Storage & Peripherals	5.2%
Pharmaceuticals	4.1%
Health Care Equipment & Supplies	3.7%
Entertainment	2.8%
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	2.6%
Unaffiliated Exchange-Traded Funds	2.5%
Capital Markets	2.2%
Health Care Providers & Services	2.1%
Hotels, Restaurants & Leisure	1.8%
Electrical Equipment	1.5%
Life Sciences Tools & Services	1.5%
Aerospace & Defense	1.5%
Ground Transportation	1.4%
Biotechnology	1.1%
Specialty Retail	1.1%
IT Services	1.0%
Consumer Staples Distribution & Retail	1.0%
Electronic Equipment, Instruments & Components	0.9%
Chemicals	0.8%
Insurance	0.7%
Professional Services	0.6%
Industry Classification	% of Net Assets
Construction Materials	0.6%
Automobiles	0.6%
Trading Companies & Distributors	0.5%
Specialized REITs	0.4%
Beverages	0.4%
Personal Care Products	0.4%
Unaffiliated Funds	0.4%
Textiles, Apparel & Luxury Goods	0.3%
Electric Utilities	0.3%
Machinery	0.3%
Media	0.3%
Real Estate Management & Development	0.2%
Household Products	0.2%
Automobile Components	0.2%
U.S. Government Agency Obligations	0.2%
Energy Equipment & Services	0.2%
Wireless Telecommunication Services	0.1%
Tobacco	0.1%
Banks	0.1%
Oil, Gas & Consumable Fuels	0.1%
Health Care Technology	0.1%
Independent Power & Renewable Electricity Producers	0.0%*
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS151_SAR

Advanced Series Trust
AST Large-Cap Value Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Large-Cap Value Portfolio (the “Portfolio”) for the period of
January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Value Portfolio	$41	0.80%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 3,242,937,053
Number of portfolio holdings	216
Portfolio turnover rate for the period	28%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Banks	9.2%
Affiliated Mutual Funds (7.5% represents investments purchased with collateral from securities on loan)	8.3%
Oil, Gas & Consumable Fuels	7.8%
Insurance	7.4%
Health Care Providers & Services	6.5%
Pharmaceuticals	4.9%
Aerospace & Defense	4.4%
Capital Markets	4.3%
Semiconductors & Semiconductor Equipment	4.0%
Electric Utilities	3.7%
Unaffiliated Exchange-Traded Funds	3.0%
Machinery	2.5%
Health Care Equipment & Supplies	2.4%
Chemicals	2.0%
Multi-Utilities	1.9%
Media	1.9%
Communications Equipment	1.8%
Personal Care Products	1.8%
Industrial Conglomerates	1.7%
Financial Services	1.7%
Food Products	1.7%
Ground Transportation	1.5%
Beverages	1.5%
Specialized REITs	1.3%
Electronic Equipment, Instruments & Components	1.2%
IT Services	1.2%
Electrical Equipment	1.1%
Household Products	1.1%
Energy Equipment & Services	1.0%
Hotels, Restaurants & Leisure	0.9%
Consumer Finance	0.9%
Biotechnology	0.9%
Industry Classification	% of Net Assets
Air Freight & Logistics	0.9%
Consumer Staples Distribution & Retail	0.9%
Specialty Retail	0.9%
Technology Hardware, Storage & Peripherals	0.8%
Tobacco	0.8%
Industrial REITs	0.7%
Automobiles	0.7%
Building Products	0.5%
Metals & Mining	0.5%
Interactive Media & Services	0.4%
Residential REITs	0.4%
Software	0.4%
Automobile Components	0.4%
Wireless Telecommunication Services	0.4%
Life Sciences Tools & Services	0.3%
U.S. Government Agency Obligations	0.3%
Gas Utilities	0.3%
Professional Services	0.3%
Containers & Packaging	0.2%
Entertainment	0.2%
Unaffiliated Funds	0.2%
Distributors	0.2%
Hotel & Resort REITs	0.2%
Passenger Airlines	0.2%
Household Durables	0.1%
Trading Companies & Distributors	0.1%
Broadline Retail	0.1%
Commercial Services & Supplies	0.0%*
106.9%
Liabilities in excess of other assets	(6.9)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS169_SAR

Advanced Series Trust
AST MFS Global Equity Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST MFS Global Equity Portfolio (the “Portfolio”) for the period of
January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST MFS Global Equity Portfolio	$56	1.11%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 571,512,178
Number of portfolio holdings	88
Portfolio turnover rate for the period	12%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Health Care Equipment & Supplies	10.1%
Capital Markets	7.7%
Chemicals	7.2%
Software	6.4%
Beverages	5.1%
Affiliated Mutual Funds (4.9% represents investments purchased with collateral from securities on loan)	4.9%
Financial Services	4.9%
Textiles, Apparel & Luxury Goods	4.7%
Ground Transportation	4.4%
Electrical Equipment	3.9%
Pharmaceuticals	3.7%
Life Sciences Tools & Services	3.6%
Professional Services	3.4%
Insurance	3.3%
IT Services	3.3%
Hotels, Restaurants & Leisure	2.9%
Media	2.8%
Interactive Media & Services	2.5%
Industrial Conglomerates	2.1%
Household Products	2.0%
Industry Classification	% of Net Assets
Food Products	1.8%
Machinery	1.5%
Consumer Finance	1.4%
Aerospace & Defense	1.4%
Technology Hardware, Storage & Peripherals	1.1%
Transportation Infrastructure	1.1%
Entertainment	1.1%
Diversified Telecommunication Services	1.0%
Banks	0.8%
Electronic Equipment, Instruments & Components	0.7%
Air Freight & Logistics	0.7%
Automobile Components	0.6%
Broadline Retail	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Trading Companies & Distributors	0.4%
Building Products	0.3%
U.S. Government Agency Obligations	0.2%
104.2%
Liabilities in excess of other assets	(4.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS185_SAR

Advanced Series Trust
AST Mid-Cap Growth Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Mid-Cap Growth Portfolio (the “Portfolio”) for the period of
January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Mid-Cap Growth Portfolio	$54	1.05%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO
STATISTICS
AS OF 6/30/2024?

Portfolio’s net assets	$ 905,297,964
Number of portfolio holdings	234
Portfolio turnover rate for the period	19%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (16.5% represents investments purchased with collateral from securities on loan)	18.4%
Software	11.6%
Semiconductors & Semiconductor Equipment	8.6%
Capital Markets	6.3%
Health Care Equipment & Supplies	6.2%
Specialty Retail	4.2%
Life Sciences Tools & Services	3.9%
Commercial Services & Supplies	3.7%
Hotels, Restaurants & Leisure	3.5%
Biotechnology	3.3%
Electrical Equipment	3.2%
Unaffiliated Exchange-Traded Funds	3.0%
Professional Services	2.7%
Electronic Equipment, Instruments & Components	2.6%
IT Services	2.5%
Machinery	2.4%
Aerospace & Defense	2.3%
Health Care Providers & Services	2.2%
Building Products	2.1%
Oil, Gas & Consumable Fuels	1.8%
Interactive Media & Services	1.6%
Real Estate Management & Development	1.6%
Entertainment	1.5%
Construction Materials	1.4%
Media	1.4%
Insurance	1.4%
Construction & Engineering	1.3%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	1.1%
Health Care Technology	1.1%
Trading Companies & Distributors	0.9%
Ground Transportation	0.9%
Distributors	0.8%
Beverages	0.8%
Consumer Staples Distribution & Retail	0.8%
Financial Services	0.7%
Diversified Consumer Services	0.6%
Technology Hardware, Storage & Peripherals	0.5%
Personal Care Products	0.4%
Pharmaceuticals	0.3%
Energy Equipment & Services	0.3%
Communications Equipment	0.3%
Household Products	0.3%
Specialized REITs	0.3%
Leisure Products	0.2%
Household Durables	0.2%
Independent Power & Renewable Electricity Producers	0.2%
Banks	0.2%
Chemicals	0.2%
U.S. Government Agency Obligations	0.2%
Automobiles	0.1%
116.1%
Liabilities in excess of other assets	(16.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS167_SAR

Advanced Series Trust
AST Mid-Cap Value Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Mid-Cap Value Portfolio (the “Portfolio”) for the period of
January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Mid-Cap Value Portfolio	$51	1.01%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 604,798,503
Number of portfolio holdings	226
Portfolio turnover rate for the period	22%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (15.3% represents investments purchased with collateral from securities on loan)	16.3%
Insurance	7.4%
Chemicals	5.1%
Oil, Gas & Consumable Fuels	4.7%
Machinery	4.6%
Professional Services	4.0%
Electronic Equipment, Instruments & Components	3.9%
Banks	3.9%
Capital Markets	3.8%
Consumer Staples Distribution & Retail	3.7%
Containers & Packaging	3.6%
Hotels, Restaurants & Leisure	3.2%
Ground Transportation	3.0%
Unaffiliated Exchange-Traded Funds	2.8%
Health Care Equipment & Supplies	2.8%
Semiconductors & Semiconductor Equipment	2.8%
Electric Utilities	2.6%
Financial Services	2.5%
Automobile Components	2.1%
Health Care Providers & Services	2.1%
Multi-Utilities	2.0%
Specialized REITs	1.9%
Residential REITs	1.9%
Building Products	1.9%
Life Sciences Tools & Services	1.7%
Retail REITs	1.7%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Aerospace & Defense	1.3%
Electrical Equipment	1.2%
Energy Equipment & Services	1.0%
Passenger Airlines	0.9%
Specialty Retail	0.8%
Industry Classification	% of Net Assets
Trading Companies & Distributors	0.8%
Communications Equipment	0.8%
Household Durables	0.7%
Food Products	0.7%
Consumer Finance	0.6%
Health Care REITs	0.6%
Commercial Services & Supplies	0.5%
Broadline Retail	0.5%
Leisure Products	0.5%
Distributors	0.5%
Interactive Media & Services	0.4%
IT Services	0.3%
Entertainment	0.3%
Beverages	0.3%
Construction & Engineering	0.3%
Personal Care Products	0.3%
Diversified REITs	0.3%
Construction Materials	0.3%
U.S. Government Agency Obligations	0.3%
Independent Power & Renewable Electricity Producers	0.3%
Real Estate Management & Development	0.3%
Software	0.2%
Hotel & Resort REITs	0.2%
Gas Utilities	0.2%
Industrial REITs	0.2%
Household Products	0.2%
Biotechnology	0.2%
Unaffiliated Funds	0.2%
Pharmaceuticals	0.2%
115.1%
Liabilities in excess of other assets	(15.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS175_SAR

Advanced Series Trust
AST Small-Cap Growth Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Small-Cap Growth Portfolio (the “Portfolio”) for the period of
January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Small-Cap Growth Portfolio	$51	0.98%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 1,103,864,494
Number of portfolio holdings	383
Portfolio turnover rate for the period	38%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (22.9% represents investments purchased with collateral from securities on loan)	23.3%
Biotechnology	11.0%
Software	10.7%
Semiconductors & Semiconductor Equipment	7.2%
Health Care Equipment & Supplies	4.1%
Aerospace & Defense	3.4%
Hotels, Restaurants & Leisure	3.3%
Professional Services	3.0%
Electronic Equipment, Instruments & Components	3.0%
Unaffiliated Exchange-Traded Funds	3.0%
Machinery	2.9%
Oil, Gas & Consumable Fuels	2.4%
Health Care Providers & Services	2.4%
Trading Companies & Distributors	2.3%
Commercial Services & Supplies	2.3%
Energy Equipment & Services	2.3%
Insurance	2.1%
Financial Services	2.0%
Life Sciences Tools & Services	1.8%
Building Products	1.8%
Specialty Retail	1.8%
Food Products	1.7%
Construction & Engineering	1.7%
Metals & Mining	1.5%
Capital Markets	1.5%
Automobile Components	1.4%
Household Durables	1.3%
Pharmaceuticals	1.3%
Personal Care Products	1.1%
Banks	1.0%
Ground Transportation	1.0%
Industry Classification	% of Net Assets
Electrical Equipment	1.0%
Consumer Staples Distribution & Retail	0.9%
IT Services	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Construction Materials	0.9%
Broadline Retail	0.8%
Diversified Consumer Services	0.8%
U.S. Government Agency Obligations	0.8%
Textiles, Apparel & Luxury Goods	0.7%
Chemicals	0.5%
Health Care Technology	0.5%
Hotel & Resort REITs	0.5%
Industrial REITs	0.4%
Beverages	0.4%
Consumer Finance	0.4%
Leisure Products	0.3%
Containers & Packaging	0.3%
Real Estate Management & Development	0.3%
Interactive Media & Services	0.3%
Paper & Forest Products	0.2%
Unaffiliated Funds	0.2%
Air Freight & Logistics	0.1%
Communications Equipment	0.1%
Entertainment	0.1%
Diversified Telecommunication Services	0.1%
Passenger Airlines	0.1%
Marine Transportation	0.1%
122.2%
Liabilities in excess of other assets	(22.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS176_SAR

Advanced Series Trust
AST Small-Cap Value Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Small-Cap Value Portfolio (the “Portfolio”) for the period of
January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Small-Cap Value Portfolio	$49	0.98%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 979,424,003
Number of portfolio holdings	806
Portfolio turnover rate for the period	34%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (16.7% represents investments purchased with collateral from securities on loan)	18.0%
Banks	14.7%
Oil, Gas & Consumable Fuels	5.1%
Financial Services	4.2%
Energy Equipment & Services	3.9%
Electronic Equipment, Instruments & Components	3.7%
Insurance	3.5%
Machinery	3.4%
Unaffiliated Exchange-Traded Funds	3.2%
Specialty Retail	2.6%
Household Durables	2.5%
Capital Markets	2.5%
Hotels, Restaurants & Leisure	2.4%
Chemicals	2.0%
Biotechnology	2.0%
Professional Services	2.0%
Metals & Mining	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Commercial Services & Supplies	1.7%
Building Products	1.7%
Construction & Engineering	1.7%
Retail REITs	1.6%
Trading Companies & Distributors	1.6%
Software	1.5%
Consumer Finance	1.5%
Health Care Equipment & Supplies	1.5%
Electric Utilities	1.4%
Health Care Providers & Services	1.4%
Automobile Components	1.3%
Media	1.3%
Gas Utilities	1.1%
Diversified Consumer Services	1.1%
Hotel & Resort REITs	1.1%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Aerospace & Defense	0.9%
Industrial REITs	0.9%
Electrical Equipment	0.9%
Food P ro ducts	0.9%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	0.6%
Office REITs	0.6%
IT Services	0.6%
Real Estate Management & Development	0.6%
Personal Care Products	0.6%
Pharmaceuticals	0.6%
Multi-Utilities	0.5%
Diversified REITs	0.5%
Construction Materials	0.4%
Leisure Products	0.4%
Residential REITs	0.4%
Containers & Packaging	0.4%
Independent Power & Renewable Electricity Producers	0.3%
Interactive Media & Services	0.3%
Beverages	0.3%
Passenger Airlines	0.3%
Communications Equipment	0.3%
Ground Transportation	0.3%
Marine Transportation	0.2%
Health Care REITs	0.2%
Consumer Staples Distribution & Retail	0.2%
Life Sciences Tools & Services	0.2%
Tobacco	0.2%
Diversified Telecommunication Services	0.2%
Entertainment	0.2%
Specialized REITs	0.2%
Health Care Technology	0.2%
Air Freight & Logistics	0.2%
Wireless Telecommunication Services	0.1%
Household Products	0.1%
Water Utilities	0.1%
Broadline Retail	0.1%
Paper & Forest Products	0.1%
Technology Hardware, Storage & Peripherals	0.0%*
115.9%
Liabilities in excess of other assets	(15.9)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS165_SAR

Advanced Series Trust
AST T. Rowe Price Natural
Resources Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST T. Rowe Price Natural Resources Portfolio (the “Portfolio”) for
the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST T. Rowe Price Natural Resources Portfolio	$48	0.94%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTF
O
LIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 214,520,833
Number of portfolio holdings	92
Portfolio turnover rate for the period	12%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Country Allocation	% of Net Assets
United States (7.5% represents investments purchased with collateral from securities on loan)	78.7%
Canada	12.6%
France	4.5%
Australia	2.7%
Norway	1.6%
United Kingdom	1.4%
Portugal	1.3%
Japan	1.3%
Austria	0.7%
Country Allocation	% of Net Assets
Ghana	0.6%
South Korea	0.6%
Mexico	0.5%
Germany	0.4%
South Africa	0.4%
107.3%
Liabilities in excess of other assets	(7.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS151_SAR

Advanced Series Trust
AST Bond Portfolio 2024
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2024 (the “Portfolio”) for the period of January 1,
2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2024	$46	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/20
24
?

Portfolio’s net assets	$ 32,748,702
Number of portfolio holdings	11
Portfolio turnover rate for the period	12%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.3%
U.S. Treasury Obligation	2.5%
Short-Term Investment	1.4%
98.2%
Other assets in excess of liabilities	1.8%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS226_SAR

Advanced Series Trust
AST Bond Portfolio 2025
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2025 (the “Portfolio”) for the period of January 1,
2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2025	$46	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2
02
4?

Portfolio’s net assets	$ 33,688,953
Number of portfolio holdings	9
Portfolio turnover rate for the period	14%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.4%
Short-Term Investment	2.6%
98.0%
Other assets in excess of liabilities	2.0%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS236_SAR

Advanced Series Trust
AST Bond Portfolio 2026
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2026 (the “Portfolio”) for the period of January 1,
2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2026	$45	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prosp ect
us for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 19,432,815
Number of portfolio holdings	9
Portfolio turnover rate for the period	6%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.6%
Short-Term Investment	1.9%
97.5%
Other assets in excess of liabilities	2.5%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS249_SAR

Advanced Series Trust
AST Bond Portfolio 2027
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2027 (the “Portfolio”) for the period of January 1,
2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2027	$45	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/3
0
/2024?

Portfolio’s net assets	$ 44,591,498
Number of portfolio holdings	9
Portfolio turnover rate for the period	2%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.9%
Short-Term Investment	2.5%
98.4%
Other assets in excess of liabilities	1.6%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS261_SAR

Advanced Series Trust
AST Bond Portfolio 2028
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2028 (the “Portfolio”) for the period of January 1,
2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2028	$45	0.90%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2
02
4?

Portfolio’s net assets	$ 75,584,910
Number of portfolio holdings	9
Portfolio turnover rate for the period	0%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.5%
Short-Term Investment	2.2%
98.7%
Other assets in excess of liabilities	1.3%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS262_SAR

Advanced Series Trust
AST Bond Portfolio 2029
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2029 (the “Portfolio”) for the period of January 1,
2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2029	$45	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contr act p
rospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 7,713,491
Number of portfolio holdings	9
Portfolio turnover rate for the period	5%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.9%
Short-Term Investment	2.4%
98.3%
Other assets in excess of liabilities	1.7%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS263_SAR

Advanced Series Trust
AST Bond Portfolio 2030
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2030 (the “Portfolio”) for the period of January 1,
2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2030	$45	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/
20
24?

Portfolio’s net assets	$ 54,710,180
Number of portfolio holdings	9
Portfolio turnover rate for the period	1%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.0%
Short-Term Investment	2.3%
98.3%
Other assets in excess of liabilities	1.7%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS265_SAR

Advanced Series Trust
AST Bond Portfolio 2031
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2031 (the “Portfolio”) for the period of January 1,
2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2031	$45	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2
02
4?

Portfolio’s net assets	$ 73,859,461
Number of portfolio holdings	8
Portfolio turnover rate for the period	4%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.6%
Short-Term Investment	1.7%
98.3%
Other assets in excess of liabilities	1.7%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS274_SAR

Advanced Series Trust
AST Bond Portfolio 2032
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2032 (the “Portfolio”) for the period of January 1,
2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2032	$43	0.88%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for m ore i
nformation about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 84,583,345
Number of portfolio holdings	8
Portfolio turnover rate for the period	0%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.4%
Short-Term Investment	3.1%
98.5%
Other assets in excess of liabilities	1.5%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS275_SAR

Advanced Series Trust
AST Bond Portfolio 2033
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2033 (the “Portfolio”) for the period of January 1,
2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2033	$45	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges a re n
ot included, the
total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 4,175,278
Number of portfolio holdings	8
Portfolio turnover rate for the period	0%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.5%
Short-Term Investment	2.3%
96.8%
Other assets in excess of liabilities	3.2%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS276_SAR

Advanced Series Trust
AST Bond Portfolio 2034
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2034 (the “Portfolio”) for the period of January 1,
2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2034	$45	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/3
0
/2024?

Portfolio’s net assets	$ 5,525,742
Number of portfolio holdings	8
Portfolio turnover rate for the period	8%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.0%
Short-Term Investment	2.6%
96.6%
Other assets in excess of liabilities	3.4%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS277_SAR

Advanced Series Tr
u
st
AST Bond Portfolio 2035
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This semiannual shareholder report contains important information about the AST Bond Portfolio 2035 (the “Portfolio”) for the period of January 2, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2035	$44	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net a ss ets	$ 4,903,642
Number of portfolio holdings	8
Portfolio turnover rate for the period	6%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/3
0
/2024?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	91.9%
Short-Term Investment	3.0%
94.9%
Other assets in excess of liabilities	5.1%
100.0%
** The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS278_SAR

Advanced Series Trust
AST Core Fixed Income Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2
02
4
This
semiannual shareholder report
contains important information about the AST Core Fixed Income Portfolio (the “Portfolio”) for the period of
January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Core Fixed Income Portfolio	$34	0.68%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 3,900,758,121
Number of portfolio holdings	4,298
Portfolio turnover rate for the period	127%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	27.8
AA	38.8
A	13.3
BBB	19.7
BB	2.6
B	0.8
CCC and Below	0.3
NR	0.7
Cash/Cash Equivalents	-4.0
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS203_SAR

Advanced Series Trust
AST Government Money Market Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Government Money Market Portfolio (the “Portfolio”) for the
period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Government Money Market Portfolio	$29	0.58%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/3
0/
2024?

Portfolio’s net assets	$ 836,095,139
Number of portfolio holdings	68

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Sector Classification	% of Net Assets
Repurchase Agreements	56.1%
U.S. Government Agency Obligations	27.9%
U.S. Treasury Obligations	16.8%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including
the
Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS154_SAR

Advanced Series Trust
AST High Yield Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST High Yield Portfolio (the “Portfolio”) for the period of January 1,
2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST High Yield Portfolio	$43	0.85%
The table does not include charges charged under your variable annuity contract or variable
life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/3
0/
2024?

Portfolio’s net assets	$ 371,275,145
Number of portfolio holdings	898
Portfolio turnover rate for the period	27%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	1.6
AA	1.5
A	0.1
BBB	1.2
BB	40.6
B	38.2
CCC and Below	12.8
NR	3.2
Cash/Cash Equivalents	0.8
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS162_SAR

Advanced Series Trust
AST Investment Grade Bond Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Investment Grade Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Investment Grade Bond Portfolio	$34	0.69%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/
30/
2024?

Portfolio’s net assets	$ 8,407,384,668
Number of portfolio holdings	518
Portfolio turnover rate for the period	44%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	23.0
AA	15.1
A	44.5
BBB	15.6
BB	0.7
B	0.2
CCC and Below	0.1
NR	0.4
Cash/Cash Equivalents	0.4
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.
Ratings
category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS202_SAR

Advanced Series Trust
AST Multi-Sector Fixed Income Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Multi-Sector Fixed Income Portfolio (the “Portfolio”) for the
period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Sector Fixed Income Portfolio	$36	0.72%
The table does not include charges charged under your variable annuity
contract or
variable
life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/
30
/2024?

Portfolio’s net assets	$ 10,691,851,352
Number of portfolio holdings	1,134
Portfolio turnover rate for the period	6%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	9.6
AA	6.2
A	32.8
BBB	48.7
BB	1.4
B	0.3
NR	0.1
Cash/Cash Equivalents	0.9
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS230_SAR

Advanced Series Trust
AST Quantitative Modeling Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Quantitative Modeling Portfolio (the “Portfolio”) for the period of
January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Quantitative Modeling Portfolio	$39	0.75%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table.
See
your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 845,675,607
Number of portfolio holdings	1,146
Portfolio turnover rate for the period	54%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	38.1%
U.S. Government Agency Obligations	5.2%
Semiconductors & Semiconductor Equipment	4.7%
Software	4.3%
Banks	3.6%
Collateralized Loan Obligations	3.4%
Commercial Mortgage-Backed Securities	2.9%
Technology Hardware, Storage & Peripherals	2.6%
Interactive Media & Services	2.5%
Pharmaceuticals	2.2%
Automobiles	1.9%
Oil, Gas & Consumable Fuels	1.5%
Broadline Retail	1.5%
Financial Services	1.5%
U.S. Treasury Obligations	1.4%
Capital Markets	1.3%
Insurance	1.3%
Aerospace & Defense	1.0%
Health Care Providers & Services	1.0%
Health Care Equipment & Supplies	0.9%
Machinery	0.8%
Consumer Staples Distribution & Retail	0.8%
Specialty Retail	0.8%
Hotels, Restaurants & Leisure	0.8%
Biotechnology	0.7%
Entertainment	0.7%
Chemicals	0.6%
Electric Utilities	0.6%
Real Estate Investment Trusts (REITs)	0.6%
Household Products	0.6%
Pipelines	0.5%
Life Sciences Tools & Services	0.5%
Beverages	0.5%
Oil & Gas	0.5%
Metals & Mining	0.5%
Electrical Equipment	0.5%
IT Services	0.4%
Food Products	0.4%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	0.4%
Specialized REITs	0.4%
Professional Services	0.4%
Ground Transportation	0.4%
Textiles, Apparel & Luxury Goods	0.4%
Industrial Conglomerates	0.4%
Media	0.3%
Electric	0.3%
Electronic Equipment, Instruments & Components	0.3%
Diversified Financial Services	0.3%
Residential Mortgage-Backed Securities	0.3%
Multi-Utilities	0.3%
Communications Equipment	0.3%
Commercial Services & Supplies	0.2%
Auto Manufacturers	0.2%
Unaffiliated Exchange-Traded Funds	0.2%
Building Products	0.2%
Air Freight & Logistics	0.2%
Household Durables	0.2%
Tobacco	0.2%
Construction Materials	0.2%
Energy Equipment & Services	0.2%
Consumer Finance	0.2%
Retail REITs	0.2%
Residential REITs	0.1%
Telecommunications	0.1%
Healthcare-Services	0.1%
Foods	0.1%
Mining	0.1%
Construction & Engineering	0.1%
Trading Companies & Distributors	0.1%
Industrial REITs	0.1%
Packaging & Containers	0.1%
Personal Care Products	0.1%
Commercial Services	0.1%
Marine Transportation	0.1%
Gas Utilities	0.1%
Real Estate Management & Development	0.1%
Sovereign Bonds	0.1%
Home Builders	0.1%

Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	0.1%
Containers & Packaging	0.1%
Wireless Telecommunication Services	0.1%
Consumer Loans	0.1%
Automobile Components	0.1%
Apparel	0.1%
Health Care REITs	0.1%
Engineering & Construction	0.0%*
Semiconductors	0.0%*
Hotel & Resort REITs	0.0%*
Agriculture	0.0%*
Student Loans	0.0%*
Home Equity Loans	0.0%*
Passenger Airlines	0.0%*
Leisure Products	0.0%*
Distributors	0.0%*
Industry Classification	% of Net Assets
Auto Parts & Equipment	0.0%*
Building Materials	0.0%*
Transportation Infrastructure	0.0%*
Hand/Machine Tools	0.0%*
Multi-National	0.0%*
Diversified REITs	0.0%*
Office REITs	0.0%*
Water Utilities	0.0%*
Transportation	0.0%*
Paper & Forest Products	0.0%*
Automobile Manufacturers	0.0%*
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS217_SAR

Advanced Series Trust
AST Advanced Strategies Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Advanced Strategies Portfolio (the “Portfolio”) for the period of
January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Advanced Strategies Portfolio	$37	0.72%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 5,969,866,538
Number of portfolio holdings	1,442
Portfolio turnover rate for the period	43%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (2.9% represents investments purchased with collateral from securities on loan)	33.5%
U.S. Treasury Obligations	11.3%
Unaffiliated Exchange-Traded Funds	7.6%
Semiconductors & Semiconductor Equipment	3.7%
Unaffiliated Funds	3.3%
Software	2.9%
Collateralized Loan Obligations	2.4%
Pharmaceuticals	2.4%
Banks	2.4%
Technology Hardware, Storage & Peripherals	1.8%
Interactive Media & Services	1.6%
Oil, Gas & Consumable Fuels	1.5%
Options Purchased	1.5%
Insurance	1.5%
Broadline Retail	1.2%
Capital Markets	1.0%
Financial Services	1.0%
Machinery	1.0%
Specialized REITs	0.9%
Automobiles	0.8%
Aerospace & Defense	0.8%
Hotels, Restaurants & Leisure	0.7%
Specialty Retail	0.7%
Health Care Equipment & Supplies	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Metals & Mining	0.6%
Biotechnology	0.6%
Health Care Providers & Services	0.6%
Electrical Equipment	0.6%
Consumer Staples Distribution & Retail	0.6%
Electric Utilities	0.6%
Chemicals	0.6%
Retail REITs	0.5%
Food Products	0.5%
Residential REITs	0.5%
Industrial REITs	0.5%
Health Care REITs	0.5%
Beverages	0.5%
Industry Classification	% of Net Assets
Entertainment	0.5%
Diversified Telecommunication Services	0.4%
Electronic Equipment, Instruments & Components	0.4%
IT Services	0.3%
Life Sciences Tools & Services	0.3%
Professional Services	0.3%
Ground Transportation	0.3%
Building Products	0.3%
Household Products	0.3%
Trading Companies & Distributors	0.3%
Multi-Utilities	0.3%
Industrial Conglomerates	0.3%
Construction Materials	0.3%
Personal Care Products	0.3%
Media	0.2%
Communications Equipment	0.2%
Household Durables	0.2%
Diversified REITs	0.2%
Tobacco	0.2%
Real Estate Management & Development	0.2%
Commercial Services & Supplies	0.2%
Air Freight & Logistics	0.2%
Consumer Finance	0.2%
Construction & Engineering	0.2%
Energy Equipment & Services	0.1%
Automobile Components	0.1%
Wireless Telecommunication Services	0.1%
Hotel & Resort REITs	0.1%
Office REITs	0.1%
Electric	0.1%
Gas Utilities	0.1%
Telecommunications	0.1%
Marine Transportation	0.1%
Oil & Gas	0.1%
Retail	0.1%
Foods	0.1%
Passenger Airlines	0.1%
Transportation Infrastructure	0.1%
Containers & Packaging	0.1%

Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	0.1%
Pipelines	0.0%*
Leisure Products	0.0%*
Home Builders	0.0%*
Building Materials	0.0%*
Auto Parts & Equipment	0.0%*
Paper & Forest Products	0.0%*
Diversified Financial Services	0.0%*
Leisure Time	0.0%*
Airlines	0.0%*
Auto Manufacturers	0.0%*
Lodging	0.0%*
Healthcare-Services	0.0%*
Real Estate	0.0%*
Transportation	0.0%*
Real Estate Investment Trusts (REITs)	0.0%*
Packaging & Containers	0.0%*
Computers	0.0%*
Automobile Manufacturers	0.0%*
Industry Classification	% of Net Assets
Healthcare-Products	0.0%*
Health Care Technology	0.0%*
Gas	0.0%*
Distributors	0.0%*
Construction Machinery & Heavy Trucks	0.0%*
Diversified Consumer Services	0.0%*
Housewares	0.0%*
Mining	0.0%*
Commercial Services	0.0%*
Asset Management & Custody Banks	0.0%*
Machinery-Diversified	0.0%*
Environmental Control	0.0%*
Sovereign Bonds	0.0%*
Multi-National	0.0%*
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS196_SAR

Advanced Series Trust
AST Balanced Asset Allocation Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder
report contains important information about the AST Balanced Asset Allocation Portfolio (the “Portfolio”) for the
period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Balanced Asset Allocation Portfolio	$40	0.77%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract).
Because
Contract charges are not included, the
total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 11,795,667,909
Number of portfolio holdings	4,272
Portfolio turnover rate for the period	42%

WHAT ARE SOME
CHARACTERISTICS
OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	43.2%
Collateralized Loan Obligations	5.9%
Unaffiliated Exchange-Traded Funds	5.2%
Semiconductors & Semiconductor Equipment	3.8%
Software	3.1%
Banks	2.9%
U.S. Treasury Obligations	2.7%
Pharmaceuticals	2.1%
Technology Hardware, Storage & Peripherals	1.9%
Interactive Media & Services	1.8%
Oil, Gas & Consumable Fuels	1.6%
Insurance	1.4%
Broadline Retail	1.2%
Capital Markets	1.2%
Sovereign Bonds	1.1%
Financial Services	1.0%
Machinery	0.9%
Aerospace & Defense	0.9%
Health Care Providers & Services	0.8%
Health Care Equipment & Supplies	0.7%
Hotels, Restaurants & Leisure	0.7%
Specialty Retail	0.7%
Automobiles	0.7%
Biotechnology	0.7%
Consumer Staples Distribution & Retail	0.6%
Electric Utilities	0.6%
Electrical Equipment	0.6%
Chemicals	0.5%
Metals & Mining	0.5%
Entertainment	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Beverages	0.5%
Food Products	0.5%
Ground Transportation	0.4%
Household Products	0.4%
Electric	0.4%
IT Services	0.3%
Life Sciences Tools & Services	0.3%
Industry Classification	% of Net Assets
Media	0.3%
Diversified Telecommunication Services	0.3%
U.S. Government Agency Obligations	0.3%
Electronic Equipment, Instruments & Components	0.3%
Professional Services	0.3%
Building Products	0.3%
Multi-Utilities	0.3%
Industrial Conglomerates	0.3%
Oil & Gas	0.2%
Diversified Financial Services	0.2%
Specialized REITs	0.2%
Trading Companies & Distributors	0.2%
Personal Care Products	0.2%
Communications Equipment	0.2%
Construction Materials	0.2%
Consumer Finance	0.2%
Tobacco	0.2%
Pipelines	0.2%
Air Freight & Logistics	0.2%
Commercial Mortgage-Backed Securities	0.2%
Commercial Services & Supplies	0.2%
Household Durables	0.2%
Telecommunications	0.2%
Foods	0.2%
Retail	0.1%
Energy Equipment & Services	0.1%
Industrial REITs	0.1%
Real Estate Management & Development	0.1%
Commercial Services	0.1%
Real Estate Investment Trusts (REITs)	0.1%
Home Builders	0.1%
Wireless Telecommunication Services	0.1%
Healthcare-Services	0.1%
Automobile Components	0.1%
Residential REITs	0.1%
Construction & Engineering	0.1%
Real Estate	0.1%
Retail REITs	0.1%
Building Materials	0.1%
Health Care REITs	0.1%

Industry Classification	% of Net Assets
Passenger Airlines	0.1%
Engineering & Construction	0.1%
Gas Utilities	0.1%
Transportation	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Marine Transportation	0.1%
Leisure Time	0.1%
Auto Parts & Equipment	0.1%
Healthcare-Products	0.1%
Auto Manufacturers	0.0%*
Machinery-Diversified	0.0%*
Lodging	0.0%*
Containers & Packaging	0.0%*
Commercial Paper	0.0%*
Residential Mortgage-Backed Securities	0.0%*
Multi-National	0.0%*
Transportation Infrastructure	0.0%*
Leisure Products	0.0%*
Packaging & Containers	0.0%*
Agriculture	0.0%*
Airlines	0.0%*
Distributors	0.0%*
Hotel & Resort REITs	0.0%*
Consumer Loans	0.0%*
Diversified REITs	0.0%*
Electronics	0.0%*
Distribution/Wholesale	0.0%*
Computers	0.0%*
Unaffiliated Funds	0.0%*
Semiconductors	0.0%*
Municipal Bonds	0.0%*
Office REITs	0.0%*
Industry Classification	% of Net Assets
Paper & Forest Products	0.0%*
Miscellaneous Manufacturing	0.0%*
Mining	0.0%*
Gas	0.0%*
Trucking & Leasing	0.0%*
Automobile Manufacturers	0.0%*
Electrical Components & Equipment	0.0%*
Apparel	0.0%*
Credit Cards	0.0%*
Environmental Control	0.0%*
Investment Companies	0.0%*
Office/Business Equipment	0.0%*
Internet	0.0%*
Health Care Technology	0.0%*
Housewares	0.0%*
Home Equity Loans	0.0%*
Hand/Machine Tools	0.0%*
Steel	0.0%*
Diversified Consumer Services	0.0%*
Water Utilities	0.0%*
Holding Companies-Diversified	0.0%*
Iron/Steel	0.0%*
Student Loans	0.0%*
Forest Products & Paper	0.0%*
Cosmetics/Personal Care	0.0%*
Water	0.0%*
Options Purchased	0.0%*
Options Written	(0.0)%*
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%
* Less than 0.05%

ADDITIONAL
INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS192_SAR

Advanced Series Trust
AST Global Bond Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Global Bond Portfolio (the “Portfolio”) for the period of
January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Global Bond Portfolio	$42	0.84%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table
. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 694,605,671
Number of portfolio holdings	3,513
Portfolio turnover rate for the period	182%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	26.6
AA	34.9
A	13.7
BBB	23.0
BB	3.5
B	0.4
CCC and Below	0.1
NR	3.8
Cash/Cash Equivalents	-6.0
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities
that have not been rated by a NRSRO.  Unrated
investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS253_SAR

Advanced Series Trust
AST Preservation Asset Allocation
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Preservation Asset Allocation (the “Portfolio”) for the period of
January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Preservation Asset Allocation Portfolio	$42	0.83%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 3,491,155,242
Number of portfolio holdings	4,059
Portfolio turnover rate for the period	34%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	51.3%
Collateralized Loan Obligations	10.2%
Unaffiliated Exchange-Traded Funds	4.6%
U.S. Treasury Obligations	3.7%
Banks	2.2%
Semiconductors & Semiconductor Equipment	2.1%
Sovereign Bonds	1.8%
Software	1.7%
Pharmaceuticals	1.3%
Technology Hardware, Storage & Peripherals	1.1%
Interactive Media & Services	1.0%
Oil, Gas & Consumable Fuels	0.9%
Insurance	0.8%
Broadline Retail	0.7%
Capital Markets	0.6%
Electric	0.6%
U.S. Government Agency Obligations	0.6%
Aerospace & Defense	0.6%
Financial Services	0.6%
Machinery	0.5%
Automobiles	0.5%
Media	0.4%
Health Care Providers & Services	0.4%
Health Care Equipment & Supplies	0.4%
Hotels, Restaurants & Leisure	0.4%
Biotechnology	0.4%
Diversified Financial Services	0.4%
Specialty Retail	0.4%
Entertainment	0.4%
Oil & Gas	0.4%
Commercial Mortgage-Backed Securities	0.4%
Consumer Staples Distribution & Retail	0.3%
Chemicals	0.3%
Electric Utilities	0.3%
Electrical Equipment	0.3%
Beverages	0.3%
Metals & Mining	0.3%
Foods	0.3%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	0.3%
Pipelines	0.3%
Commercial Services	0.3%
Food Products	0.3%
Telecommunications	0.3%
Home Builders	0.2%
Retail	0.2%
Real Estate Investment Trusts (REITs)	0.2%
Real Estate	0.2%
Household Products	0.2%
Ground Transportation	0.2%
IT Services	0.2%
Life Sciences Tools & Services	0.2%
Diversified Telecommunication Services	0.2%
Healthcare-Services	0.2%
Electronic Equipment, Instruments & Components	0.2%
Professional Services	0.2%
Multi-Utilities	0.2%
Building Products	0.2%
Auto Manufacturers	0.1%
Industrial Conglomerates	0.1%
Specialized REITs	0.1%
Building Materials	0.1%
Communications Equipment	0.1%
Trading Companies & Distributors	0.1%
Personal Care Products	0.1%
Construction Materials	0.1%
Consumer Finance	0.1%
Residential Mortgage-Backed Securities	0.1%
Tobacco	0.1%
Air Freight & Logistics	0.1%
Commercial Services & Supplies	0.1%
Apparel	0.1%
Leisure Time	0.1%
Healthcare-Products	0.1%
Household Durables	0.1%
Auto Parts & Equipment	0.1%
Lodging	0.1%
Energy Equipment & Services	0.1%
Consumer Loans	0.1%

Industry Classification	% of Net Assets
Computers	0.1%
Transportation	0.1%
Real Estate Management & Development	0.1%
Industrial REITs	0.1%
Airlines	0.1%
Unaffiliated Funds	0.1%
Commercial Paper	0.1%
Multi-National	0.1%
Wireless Telecommunication Services	0.1%
Distribution/Wholesale	0.1%
Automobile Components	0.1%
Agriculture	0.1%
Residential REITs	0.1%
Construction & Engineering	0.1%
Electronics	0.0%*
Passenger Airlines	0.0%*
Retail REITs	0.0%*
Semiconductors	0.0%*
Health Care REITs	0.0%*
Gas Utilities	0.0%*
Municipal Bonds	0.0%*
Mining	0.0%*
Independent Power & Renewable Electricity Producers	0.0%*
Marine Transportation	0.0%*
Packaging & Containers	0.0%*
Engineering & Construction	0.0%*
Miscellaneous Manufacturing	0.0%*
Machinery-Diversified	0.0%*
Gas	0.0%*
Trucking & Leasing	0.0%*
Containers & Packaging	0.0%*
Regional	0.0%*
Industry Classification	% of Net Assets
Housewares	0.0%*
Environmental Control	0.0%*
Leisure Products	0.0%*
Transportation Infrastructure	0.0%*
Credit Cards	0.0%*
Distributors	0.0%*
Hotel & Resort REITs	0.0%*
Diversified REITs	0.0%*
Office/Business Equipment	0.0%*
Investment Companies	0.0%*
Office REITs	0.0%*
Internet	0.0%*
Paper & Forest Products	0.0%*
Automobile Manufacturers	0.0%*
Hand/Machine Tools	0.0%*
Holding Companies-Diversified	0.0%*
Student Loans	0.0%*
Home Equity Loans	0.0%*
Health Care Technology	0.0%*
Cosmetics/Personal Care	0.0%*
Steel	0.0%*
Diversified Consumer Services	0.0%*
Water	0.0%*
Forest Products & Paper	0.0%*
Water Utilities	0.0%*
Options Purchased	0.0%*
Options Written	(0.0)%*
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS193_SAR

Advanced Series Trust
AST Prudential Growth Allocation
Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Prudential Growth Allocation Portfolio (the “Portfolio”) for the
period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Prudential Growth Allocation Portfolio	$46	0.88%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO
STATISTICS
AS OF 6/30/2024?

Portfolio’s net assets	$ 14,714,463,410
Number of portfolio holdings	3,299
Portfolio turnover rate for the period	35%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (2.7% represents investments purchased with collateral from securities on loan)	26.9%
Semiconductors & Semiconductor Equipment	6.3%
Unaffiliated Exchange-Traded Funds	5.2%
Software	5.0%
Collateralized Loan Obligations	3.9%
Banks	3.6%
Pharmaceuticals	3.3%
Interactive Media & Services	3.0%
Technology Hardware, Storage & Peripherals	2.9%
U.S. Treasury Obligations	2.7%
Oil, Gas & Consumable Fuels	2.2%
Broadline Retail	2.2%
Insurance	1.9%
Financial Services	1.9%
Capital Markets	1.6%
Hotels, Restaurants & Leisure	1.2%
Machinery	1.2%
Aerospace & Defense	1.2%
Health Care Equipment & Supplies	1.1%
Specialty Retail	1.1%
Health Care Providers & Services	1.1%
Biotechnology	1.1%
Automobiles	1.1%
Consumer Staples Distribution & Retail	1.0%
Entertainment	1.0%
Sovereign Bonds	1.0%
Electrical Equipment	0.8%
Electric Utilities	0.7%
Chemicals	0.7%
Beverages	0.7%
Metals & Mining	0.7%
Textiles, Apparel & Luxury Goods	0.6%
IT Services	0.6%
Life Sciences Tools & Services	0.6%
Food Products	0.6%
Ground Transportation	0.5%
Household Products	0.5%
Diversified Telecommunication Services	0.5%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	0.5%
Media	0.4%
Multi-Utilities	0.4%
Professional Services	0.4%
Specialized REITs	0.4%
Industrial Conglomerates	0.4%
Communications Equipment	0.4%
Building Products	0.4%
Household Durables	0.3%
Electric	0.3%
Trading Companies & Distributors	0.3%
Personal Care Products	0.3%
Real Estate Management & Development	0.3%
Commercial Mortgage-Backed Securities	0.3%
Retail REITs	0.3%
Air Freight & Logistics	0.2%
Tobacco	0.2%
Commercial Services & Supplies	0.2%
Construction Materials	0.2%
Industrial REITs	0.2%
Consumer Finance	0.2%
Options Purchased	0.2%
Residential REITs	0.2%
Energy Equipment & Services	0.2%
Construction & Engineering	0.2%
Oil & Gas	0.2%
Health Care REITs	0.2%
Automobile Components	0.2%
Wireless Telecommunication Services	0.2%
Residential Mortgage-Backed Securities	0.1%
Passenger Airlines	0.1%
Retail	0.1%
Telecommunications	0.1%
Pipelines	0.1%
Foods	0.1%
Commercial Services	0.1%
Home Builders	0.1%
Containers & Packaging	0.1%
Marine Transportation	0.1%
Diversified Financial Services	0.1%

Industry Classification	% of Net Assets
Real Estate Investment Trusts (REITs)	0.1%
Gas Utilities	0.1%
Healthcare-Products	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Auto Manufacturers	0.1%
Diversified REITs	0.1%
Real Estate	0.1%
Transportation	0.1%
Hotel & Resort REITs	0.1%
Office REITs	0.0%*
U.S. Government Agency Obligations	0.0%*
Transportation Infrastructure	0.0%*
Auto Parts & Equipment	0.0%*
Leisure Time	0.0%*
Engineering & Construction	0.0%*
Building Materials	0.0%*
Healthcare-Services	0.0%*
Paper & Forest Products	0.0%*
Computers	0.0%*
Leisure Products	0.0%*
Airlines	0.0%*
Lodging	0.0%*
Mortgage Real Estate Investment Trusts (REITs)	0.0%*
Electronics	0.0%*
Consumer Loans	0.0%*
Diversified Consumer Services	0.0%*
Steel	0.0%*
Multi-National	0.0%*
Packaging & Containers	0.0%*
Mining	0.0%*
Credit Cards	0.0%*
Miscellaneous Manufacturing	0.0%*
Industry Classification	% of Net Assets
Distributors	0.0%*
Home Equity Loans	0.0%*
Trucking & Leasing	0.0%*
Distribution/Wholesale	0.0%*
Apparel	0.0%*
Investment Companies	0.0%*
Automobile Manufacturers	0.0%*
Agriculture	0.0%*
Electrical Components & Equipment	0.0%*
Water Utilities	0.0%*
Housewares	0.0%*
Integrated Oil & Gas	0.0%*
Asset Management & Custody Banks	0.0%*
Diversified Banks	0.0%*
Gas	0.0%*
Health Care Technology	0.0%*
Machinery-Diversified	0.0%*
Office/Business Equipment	0.0%*
Toys/Games/Hobbies	0.0%*
Municipal Bonds	0.0%*
Home Furnishings	0.0%*
Semiconductors	0.0%*
Other	0.0%*
Environmental Control	0.0%*
Household Products/Wares	0.0%*
Cosmetics/Personal Care	0.0%*
Options Written	(0.0)%*
102.4%
Liabilities in excess of other assets	(2.4)%
100.0%
* Less than
0.05
%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS195_SAR

Advanced Series Trust
AST Academic Strategies Asset Allocation
Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Academic Strategies Asset Allocation Portfolio (the “Portfolio”)
for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Academic Strategies Asset Allocation Portfolio	$52	1.02%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table.
See
your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 2,462,414,531
Number of portfolio holdings	1,862
Portfolio turnover rate for the period	47%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	26.9%
U.S. Treasury Obligations	15.7%
Unaffiliated Funds	10.0%
Unaffiliated Exchange-Traded Funds	8.6%
Semiconductors & Semiconductor Equipment	2.7%
Collateralized Loan Obligations	2.6%
Banks	2.3%
Pharmaceuticals	2.2%
Specialized REITs	1.9%
Software	1.9%
Oil, Gas & Consumable Fuels	1.2%
Insurance	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Residential REITs	1.2%
Retail REITs	1.2%
Health Care REITs	1.1%
Industrial REITs	1.1%
Interactive Media & Services	1.1%
Broadline Retail	0.8%
Machinery	0.8%
Capital Markets	0.8%
Sovereign Bonds	0.7%
Financial Services	0.6%
Automobiles	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Aerospace & Defense	0.6%
Metals & Mining	0.6%
Hotels, Restaurants & Leisure	0.6%
Electrical Equipment	0.6%
Electric Utilities	0.5%
Specialty Retail	0.5%
Health Care Equipment & Supplies	0.5%
Food Products	0.5%
Biotechnology	0.4%
Health Care Providers & Services	0.4%
Consumer Staples Distribution & Retail	0.4%
Diversified REITs	0.4%
Chemicals	0.4%
Industry Classification	% of Net Assets
Options Purchased	0.4%
Beverages	0.3%
Entertainment	0.3%
Electronic Equipment, Instruments & Components	0.3%
Diversified Telecommunication Services	0.3%
Personal Care Products	0.3%
Professional Services	0.3%
IT Services	0.3%
Trading Companies & Distributors	0.3%
Industrial Conglomerates	0.3%
Building Products	0.2%
Multi-Utilities	0.2%
Office REITs	0.2%
Ground Transportation	0.2%
Hotel & Resort REITs	0.2%
Construction Materials	0.2%
Household Products	0.2%
Life Sciences Tools & Services	0.2%
U.S. Government Agency Obligations	0.2%
Media	0.2%
Household Durables	0.2%
Real Estate Management & Development	0.1%
Oil & Gas	0.1%
Tobacco	0.1%
Commercial Services & Supplies	0.1%
Wireless Telecommunication Services	0.1%
Automobile Components	0.1%
Construction & Engineering	0.1%
Electric	0.1%
Communications Equipment	0.1%
Pipelines	0.1%
Consumer Finance	0.1%
Energy Equipment & Services	0.1%
Multi-National	0.1%
Air Freight & Logistics	0.1%
Gas Utilities	0.1%
Healthcare-Services	0.1%
Foods	0.1%
Transportation Infrastructure	0.1%
Leisure Products	0.1%

Industry Classification	% of Net Assets
Passenger Airlines	0.1%
Containers & Packaging	0.1%
Leisure Time	0.1%
Marine Transportation	0.0%*
Retail	0.0%*
Independent Power & Renewable Electricity Producers	0.0%*
Telecommunications	0.0%*
Diversified Financial Services	0.0%*
Airlines	0.0%*
Lodging	0.0%*
Real Estate	0.0%*
Auto Manufacturers	0.0%*
Commercial Mortgage-Backed Securities	0.0%*
Auto Parts & Equipment	0.0%*
Paper & Forest Products	0.0%*
Home Builders	0.0%*
Electrical Components & Equipment	0.0%*
Agriculture	0.0%*
Transportation	0.0%*
Building Materials	0.0%*
Commercial Services	0.0%*
Real Estate Investment Trusts (REITs)	0.0%*
Residential Mortgage-Backed Securities	0.0%*
Industry Classification	% of Net Assets
Computers	0.0%*
Mining	0.0%*
Packaging & Containers	0.0%*
Automobile Manufacturers	0.0%*
Distribution/Wholesale	0.0%*
Health Care Technology	0.0%*
Healthcare-Products	0.0%*
Distributors	0.0%*
Other	0.0%*
Steel	0.0%*
Housewares	0.0%*
Gas	0.0%*
Internet	0.0%*
Diversified Consumer Services	0.0%*
Machinery-Diversified	0.0%*
Healthcare	0.0%*
Environmental Control	0.0%*
Options Written	(0.0)%*
102.9%
Liabilities in excess of other assets	(2.9)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can
also request this information by contacting us at (800) 346-3778.

AS191_SAR

Advanced Series Trust
AST Capital Growth Asset Allocation
Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Capital Growth Asset Allocation Portfolio (the “Portfolio”) for the
period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Capital Growth Asset Allocation Portfolio	$39	0.75%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO
STATISTICS
AS OF 6/30/2024?

Portfolio’s net assets	$ 12,630,893,317
Number of portfolio holdings	4,227
Portfolio turnover rate for the period	43%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	38.5%
Unaffiliated Exchange-Traded Funds	5.7%
Semiconductors & Semiconductor Equipment	4.9%
Software	4.0%
Collateralized Loan Obligations	3.3%
Banks	3.1%
Pharmaceuticals	2.7%
Technology Hardware, Storage & Peripherals	2.6%
Interactive Media & Services	2.3%
Oil, Gas & Consumable Fuels	2.0%
U.S. Treasury Obligations	1.9%
Insurance	1.7%
Broadline Retail	1.5%
Capital Markets	1.5%
Financial Services	1.3%
Machinery	1.1%
Aerospace & Defense	1.1%
Health Care Providers & Services	1.0%
Health Care Equipment & Supplies	1.0%
Hotels, Restaurants & Leisure	0.9%
Specialty Retail	0.9%
Biotechnology	0.9%
Automobiles	0.8%
Consumer Staples Distribution & Retail	0.8%
Electric Utilities	0.7%
Chemicals	0.7%
Electrical Equipment	0.7%
Sovereign Bonds	0.7%
Metals & Mining	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Beverages	0.6%
Food Products	0.6%
Entertainment	0.6%
Ground Transportation	0.5%
Household Products	0.5%
IT Services	0.5%
Life Sciences Tools & Services	0.4%
Diversified Telecommunication Services	0.4%
Industry Classification	% of Net Assets
Professional Services	0.4%
Electronic Equipment, Instruments & Components	0.4%
Building Products	0.4%
Multi-Utilities	0.4%
Industrial Conglomerates	0.3%
Media	0.3%
Specialized REITs	0.3%
Communications Equipment	0.3%
Trading Companies & Distributors	0.3%
Construction Materials	0.3%
Consumer Finance	0.2%
Personal Care Products	0.2%
Tobacco	0.2%
Air Freight & Logistics	0.2%
Commercial Services & Supplies	0.2%
Electric	0.2%
Household Durables	0.2%
Energy Equipment & Services	0.2%
U.S. Government Agency Obligations	0.2%
Industrial REITs	0.2%
Real Estate Management & Development	0.1%
Wireless Telecommunication Services	0.1%
Automobile Components	0.1%
Diversified Financial Services	0.1%
Residential REITs	0.1%
Commercial Mortgage-Backed Securities	0.1%
Construction & Engineering	0.1%
Oil & Gas	0.1%
Telecommunications	0.1%
Retail REITs	0.1%
Retail	0.1%
Health Care REITs	0.1%
Foods	0.1%
Gas Utilities	0.1%
Pipelines	0.1%
Passenger Airlines	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Commercial Services	0.1%
Healthcare-Services	0.1%

Industry Classification	% of Net Assets
Real Estate Investment Trusts (REITs)	0.1%
Containers & Packaging	0.1%
Marine Transportation	0.1%
Real Estate	0.1%
Home Builders	0.1%
Leisure Products	0.0%*
Transportation Infrastructure	0.0%*
Auto Manufacturers	0.0%*
Diversified REITs	0.0%*
Engineering & Construction	0.0%*
Hotel & Resort REITs	0.0%*
Building Materials	0.0%*
Healthcare-Products	0.0%*
Distributors	0.0%*
Transportation	0.0%*
Leisure Time	0.0%*
Residential Mortgage-Backed Securities	0.0%*
Lodging	0.0%*
Auto Parts & Equipment	0.0%*
Paper & Forest Products	0.0%*
Office REITs	0.0%*
Multi-National	0.0%*
Agriculture	0.0%*
Commercial Paper	0.0%*
Packaging & Containers	0.0%*
Airlines	0.0%*
Computers	0.0%*
Unaffiliated Funds	0.0%*
Automobile Manufacturers	0.0%*
Electronics	0.0%*
Apparel	0.0%*
Distribution/Wholesale	0.0%*
Consumer Loans	0.0%*
Mining	0.0%*
Industry Classification	% of Net Assets
Semiconductors	0.0%*
Credit Cards	0.0%*
Housewares	0.0%*
Trucking & Leasing	0.0%*
Miscellaneous Manufacturing	0.0%*
Machinery-Diversified	0.0%*
Health Care Technology	0.0%*
Gas	0.0%*
Regional	0.0%*
Environmental Control	0.0%*
Municipal Bonds	0.0%*
Diversified Consumer Services	0.0%*
Steel	0.0%*
Investment Companies	0.0%*
Internet	0.0%*
Water Utilities	0.0%*
Office/Business Equipment	0.0%*
Hand/Machine Tools	0.0%*
Holding Companies-Diversified	0.0%*
Iron/Steel	0.0%*
Home Equity Loans	0.0%*
Student Loans	0.0%*
Machinery-Construction & Mining	0.0%*
Cosmetics/Personal Care	0.0%*
Water	0.0%*
Forest Products & Paper	0.0%*
Options Purchased	0.0%*
Options Written	(0.0)%*
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional
information
at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS190_SAR

Advanced Series Trust
AST J.P. Morgan Global Thematic Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST J.P. Morgan Global Thematic Portfolio (the “Portfolio”) for the
period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Global Thematic Portfolio	$51	0.99%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 2,287,191,314
Number of portfolio holdings	1,109
Portfolio turnover rate for the period	24%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (4.1% represents investments purchased with collateral from securities on loan)	38.0%
Semiconductors & Semiconductor Equipment	6.4%
Banks	4.5%
Software	4.3%
Oil, Gas & Consumable Fuels	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Interactive Media & Services	2.6%
Insurance	2.2%
Broadline Retail	2.2%
Pharmaceuticals	2.1%
Financial Services	1.8%
Capital Markets	1.7%
U.S. Treasury Obligations	1.7%
Specialty Retail	1.7%
Biotechnology	1.6%
Chemicals	1.4%
Hotels, Restaurants & Leisure	1.4%
Automobiles	1.4%
Beverages	1.3%
Machinery	1.3%
Food Products	1.3%
Health Care Providers & Services	1.2%
Electric Utilities	1.2%
Aerospace & Defense	1.0%
Ground Transportation	1.0%
Health Care Equipment & Supplies	0.9%
Textiles, Apparel & Luxury Goods	0.8%
Consumer Staples Distribution & Retail	0.7%
Construction & Engineering	0.7%
Electrical Equipment	0.7%
Building Products	0.6%
Industrial Conglomerates	0.6%
Professional Services	0.5%
Electronic Equipment, Instruments & Components	0.5%
Specialized REITs	0.5%
Household Durables	0.4%
Multi-Utilities	0.4%
Industrial REITs	0.4%
Industry Classification	% of Net Assets
Consumer Finance	0.4%
Electric	0.4%
Commercial Services & Supplies	0.3%
Auto Manufacturers	0.3%
Trading Companies & Distributors	0.3%
Energy Equipment & Services	0.3%
Construction Materials	0.3%
Metals & Mining	0.3%
Media	0.3%
Entertainment	0.2%
IT Services	0.2%
Automobile Components	0.2%
Retail REITs	0.2%
Health Care REITs	0.2%
Real Estate Management & Development	0.2%
Commercial Paper	0.2%
Containers & Packaging	0.2%
Life Sciences Tools & Services	0.2%
Certificates of Deposit	0.2%
Healthcare-Products	0.1%
Other	0.1%
Credit Cards	0.1%
Retail	0.1%
Foods	0.1%
Residential REITs	0.1%
Diversified Financial Services	0.1%
Equipment	0.1%
Pipelines	0.1%
Air Freight & Logistics	0.1%
Household Products	0.1%
Diversified Telecommunication Services	0.1%
Personal Care Products	0.1%
Communications Equipment	0.1%
Real Estate Investment Trusts (REITs)	0.1%
Leisure Products	0.1%
Hotel & Resort REITs	0.1%
Wireless Telecommunication Services	0.1%
Tobacco	0.1%
Iron/Steel	0.1%
Commercial Services	0.1%

Industry Classification	% of Net Assets
Telecommunications	0.1%
Building Materials	0.1%
Healthcare-Services	0.1%
Diversified Consumer Services	0.0%*
Machinery-Construction & Mining	0.0%*
Mining	0.0%*
Environmental Control	0.0%*
Advertising	0.0%*
Transportation	0.0%*
Computers	0.0%*
Machinery-Diversified	0.0%*
Packaging & Containers	0.0%*
Diversified REITs	0.0%*
Health Care Technology	0.0%*
Trucking & Leasing	0.0%*
Apparel Retail	0.0%*
Lodging	0.0%*
Integrated Oil & Gas	0.0%*
Distributors	0.0%*
Industry Classification	% of Net Assets
Oil & Gas	0.0%*
Gas Utilities	0.0%*
Passenger Airlines	0.0%*
Independent Power & Renewable Electricity Producers	0.0%*
Commercial Mortgage-Backed Securities	0.0%*
Agriculture	0.0%*
Transportation Infrastructure	0.0%*
Diversified Banks	0.0%*
Paper & Forest Products	0.0%*
Steel	0.0%*
Marine Transportation	0.0%*
Paper Packaging	0.0%*
104.2%
Liabilities in excess of other assets	(4.2)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information
at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS199_SAR

Advanced Series Trust
AST J.P. Morgan Tactical Preservation
Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST J.P. Morgan Tactical Preservation Portfolio (the “Portfolio”) for
the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Tactical Preservation Portfolio	$46	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table.
See
your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 4,458,747,308
Number of portfolio holdings	806
Portfolio turnover rate for the period	18%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (2.6% represents investments purchased with collateral from securities on loan)	57.5%
Semiconductors & Semiconductor Equipment	4.1%
Banks	3.2%
Software	2.6%
Oil, Gas & Consumable Fuels	1.9%
Technology Hardware, Storage & Peripherals	1.8%
Insurance	1.7%
U.S. Treasury Obligations	1.7%
Interactive Media & Services	1.6%
Broadline Retail	1.4%
Automobiles	1.4%
Pharmaceuticals	1.3%
Financial Services	1.2%
Capital Markets	1.1%
Specialty Retail	1.0%
Chemicals	1.0%
Beverages	0.9%
Biotechnology	0.9%
Food Products	0.9%
Hotels, Restaurants & Leisure	0.8%
Machinery	0.8%
Electric Utilities	0.8%
Health Care Providers & Services	0.8%
Aerospace & Defense	0.7%
Ground Transportation	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Health Care Equipment & Supplies	0.6%
Consumer Staples Distribution & Retail	0.5%
Construction & Engineering	0.5%
Professional Services	0.4%
Electric	0.4%
Industrial Conglomerates	0.4%
Auto Manufacturers	0.3%
Building Products	0.3%
Specialized REITs	0.3%
Electrical Equipment	0.3%
Electronic Equipment, Instruments & Components	0.3%
Household Durables	0.3%
Industry Classification	% of Net Assets
Multi-Utilities	0.3%
Industrial REITs	0.2%
Trading Companies & Distributors	0.2%
Commercial Paper	0.2%
Health Care REITs	0.2%
Media	0.2%
Certificates of Deposit	0.2%
Automobile Components	0.2%
Commercial Services & Supplies	0.2%
Metals & Mining	0.2%
Consumer Finance	0.2%
Retail REITs	0.2%
Healthcare-Products	0.2%
Credit Cards	0.2%
Real Estate Management & Development	0.1%
Entertainment	0.1%
Foods	0.1%
Containers & Packaging	0.1%
Other	0.1%
Diversified Financial Services	0.1%
Equipment	0.1%
Pipelines	0.1%
IT Services	0.1%
Retail	0.1%
Real Estate Investment Trusts (REITs)	0.1%
Construction Materials	0.1%
Residential REITs	0.1%
Air Freight & Logistics	0.1%
Life Sciences Tools & Services	0.1%
Machinery-Diversified	0.1%
Energy Equipment & Services	0.1%
Computers	0.1%
Communications Equipment	0.1%
Household Products	0.1%
Iron/Steel	0.1%
Machinery-Construction & Mining	0.1%
Building Materials	0.1%
Diversified Telecommunication Services	0.1%
Tobacco	0.1%
Healthcare-Services	0.1%

Industry Classification	% of Net Assets
Personal Care Products	0.1%
Commercial Services	0.0%*
Wireless Telecommunication Services	0.0%*
Leisure Products	0.0%*
Mining	0.0%*
Advertising	0.0%*
Hotel & Resort REITs	0.0%*
Environmental Control	0.0%*
Telecommunications	0.0%*
Oil & Gas	0.0%*
Integrated Oil & Gas	0.0%*
Packaging & Containers	0.0%*
Diversified Consumer Services	0.0%*
Trucking & Leasing	0.0%*
Semiconductors	0.0%*
Industry Classification	% of Net Assets
Lodging	0.0%*
Apparel Retail	0.0%*
Transportation Infrastructure	0.0%*
Health Care Technology	0.0%*
Distributors	0.0%*
Miscellaneous Manufacturing	0.0%*
Agriculture	0.0%*
Residential Mortgage-Backed Securities	0.0%*
Home Equity Loans	0.0%*
Cosmetics/Personal Care	0.0%*
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also
request this information by contacting us at (800) 346-3778.

AS157_SAR

Advanced Series Trust
AST T. Rowe Price Asset
Allocation Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST T. Rowe Price Asset Allocation Portfolio (the “Portfolio”) for the
period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST T. Rowe Price Asset Allocation Portfolio	$45	0.87%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Bec ause
Contract charges are not included, the
total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/
30
/2024?

Portfolio’s net assets	$ 13,938,168,022
Number of portfolio holdings	3,204
Portfolio turnover rate for the period	52%

WHAT ARE SOME CHARACTERISTICS OF THE
PORTFOLIO’S
HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (6.3% represents investments purchased with collateral from securities on loan)	34.9%
Semiconductors & Semiconductor Equipment	5.3%
Software	4.8%
U.S. Treasury Obligations	4.3%
U.S. Government Agency Obligations	4.0%
Banks	3.2%
Pharmaceuticals	2.9%
Technology Hardware, Storage & Peripherals	2.6%
Oil, Gas & Consumable Fuels	2.5%
Interactive Media & Services	2.4%
Sovereign Bonds	2.2%
Insurance	2.2%
Metals & Mining	1.8%
Financial Services	1.7%
Broadline Retail	1.5%
Capital Markets	1.4%
Health Care Equipment & Supplies	1.2%
Hotels, Restaurants & Leisure	1.2%
Chemicals	1.1%
Health Care Providers & Services	1.0%
Automobiles	1.0%
Aerospace & Defense	1.0%
Biotechnology	1.0%
Specialty Retail	0.9%
Electrical Equipment	0.8%
Beverages	0.8%
Consumer Staples Distribution & Retail	0.8%
Oil & Gas	0.8%
Machinery	0.7%
Specialized REITs	0.7%
Entertainment	0.7%
Ground Transportation	0.6%
Media	0.6%
Electric Utilities	0.5%
Electronic Equipment, Instruments & Components	0.5%
Electric	0.5%
Life Sciences Tools & Services	0.5%
IT Services	0.5%
Industry Classification	% of Net Assets
Food Products	0.5%
Residential REITs	0.5%
Industrial Conglomerates	0.5%
Industrial REITs	0.5%
Personal Care Products	0.5%
Multi-Utilities	0.4%
Household Products	0.4%
Professional Services	0.4%
Trading Companies & Distributors	0.4%
Commercial Services & Supplies	0.4%
Household Durables	0.3%
Retail REITs	0.3%
Healthcare-Services	0.3%
Pipelines	0.3%
Diversified Financial Services	0.3%
Energy Equipment & Services	0.3%
Automobile Components	0.3%
Diversified Telecommunication Services	0.3%
Telecommunications	0.3%
Wireless Telecommunication Services	0.3%
Real Estate Management & Development	0.3%
Communications Equipment	0.2%
Consumer Finance	0.2%
Collateralized Loan Obligations	0.2%
Commercial Services	0.2%
Building Products	0.2%
Textiles, Apparel & Luxury Goods	0.2%
Health Care REITs	0.2%
Real Estate Investment Trusts (REITs)	0.2%
Tobacco	0.2%
Construction & Engineering	0.1%
Containers & Packaging	0.1%
Commercial Mortgage-Backed Securities	0.1%
Other	0.1%
Healthcare-Products	0.1%
Auto Parts & Equipment	0.1%
Leisure Time	0.1%
Auto Manufacturers	0.1%
Paper & Forest Products	0.1%
Retail	0.1%

Industry Classification	% of Net Assets
Residential Mortgage-Backed Securities	0.1%
Advertising	0.1%
Construction Materials	0.1%
Office REITs	0.1%
Mining	0.1%
Internet	0.1%
Air Freight & Logistics	0.1%
Equipment	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Packaging & Containers	0.1%
Investment Companies	0.1%
Gas Utilities	0.1%
Hotel & Resort REITs	0.1%
Machinery-Diversified	0.1%
Building Materials	0.1%
Semiconductors	0.1%
Transportation	0.1%
Iron/Steel	0.1%
Computers	0.1%
Diversified Consumer Services	0.1%
Distribution/Wholesale	0.1%
Automobile Manufacturers	0.1%
Foods	0.0%*
Electronics	0.0%*
Agriculture	0.0%*
Lodging	0.0%*
Passenger Airlines	0.0%*
Energy-Alternate Sources	0.0%*
Industry Classification	% of Net Assets
Engineering & Construction	0.0%*
Health Care Technology	0.0%*
Mortgage Real Estate Investment Trusts (REITs)	0.0%*
Student Loans	0.0%*
Water	0.0%*
Real Estate	0.0%*
Airlines	0.0%*
Leisure Products	0.0%*
Metal Fabricate/Hardware	0.0%*
Environmental Control	0.0%*
Gas	0.0%*
Apparel	0.0%*
Private Equity	0.0%*
Miscellaneous Manufacturing	0.0%*
Water Utilities	0.0%*
Multi-National	0.0%*
Diversified REITs	0.0%*
Toys/Games/Hobbies	0.0%*
Forest Products & Paper	0.0%*
Oil & Gas Services	0.0%*
Office/Business Equipment	0.0%*
Unaffiliated Funds	0.0%*
Hand/Machine Tools	0.0%*
Municipal Bonds	0.0%*
107.9%
Liabilities in excess of other assets	(7.9)%
100.0%
* Less than 0.05%

ADDITIONAL
INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS182_SAR

Advanced Series Trust
AST T. Rowe Price Growth
Opportunities Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST T. Rowe Price Growth Opportunities Portfolio (the “Portfolio”)
for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST T. Rowe Price Growth Opportunities Portfolio	$51	0.98%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your
Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 2,948,636,135
Number of portfolio holdings	1,182
Portfolio turnover rate for the period	58%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S
HOLDINGS
AS
OF
6
/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (3.7% represents investments purchased with collateral from securities on loan)	24.9%
Semiconductors & Semiconductor Equipment	5.7%
Software	5.0%
Banks	4.4%
Pharmaceuticals	3.8%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	2.9%
Financial Services	2.8%
Insurance	2.8%
Technology Hardware, Storage & Peripherals	2.3%
Capital Markets	2.3%
Interactive Media & Services	2.1%
Aerospace & Defense	2.1%
Broadline Retail	1.9%
Machinery	1.7%
U.S. Government Agency Obligations	1.7%
Hotels, Restaurants & Leisure	1.7%
Health Care Equipment & Supplies	1.6%
Specialized REITs	1.6%
Life Sciences Tools & Services	1.5%
Specialty Retail	1.3%
Ground Transportation	1.3%
Electronic Equipment, Instruments & Components	1.3%
Consumer Staples Distribution & Retail	1.2%
Chemicals	1.2%
Beverages	1.1%
Industrial Conglomerates	1.1%
Electrical Equipment	1.0%
Metals & Mining	1.0%
Residential REITs	1.0%
U.S. Treasury Obligations	1.0%
Energy Equipment & Services	0.9%
Household Products	0.9%
Professional Services	0.9%
Personal Care Products	0.8%
IT Services	0.8%
Commercial Services & Supplies	0.8%
Industrial REITs	0.7%
Industry Classification	% of Net Assets
Biotechnology	0.7%
Entertainment	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Electric Utilities	0.6%
Diversified Telecommunication Services	0.6%
Real Estate Management & Development	0.5%
Automobiles	0.5%
Building Products	0.5%
Wireless Telecommunication Services	0.5%
Consumer Finance	0.5%
Food Products	0.5%
Trading Companies & Distributors	0.5%
Multi-Utilities	0.4%
Retail REITs	0.4%
Containers & Packaging	0.4%
Media	0.4%
Health Care REITs	0.3%
Household Durables	0.3%
Construction & Engineering	0.3%
Construction Materials	0.3%
Automobile Components	0.2%
Tobacco	0.2%
Air Freight & Logistics	0.2%
Gas Utilities	0.2%
Independent Power & Renewable Electricity Producers	0.2%
Diversified Consumer Services	0.2%
Leisure Products	0.1%
Office REITs	0.1%
Communications Equipment	0.1%
Hotel & Resort REITs	0.1%
Automobile Manufacturers	0.1%
Health Care Technology	0.0%*
Mortgage Real Estate Investment Trusts (REITs)	0.0%*
Passenger Airlines	0.0%*
Retail	0.0%*
Paper & Forest Products	0.0%*
Water Utilities	0.0%*
Diversified REITs	0.0%*
Transportation Infrastructure	0.0%*

Industry Classification	% of Net Assets
Construction Machinery & Heavy Trucks	0.0%*
105.3%
Liabilities in excess of other assets	(5.3)%
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, inc
l
uding th
e
Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS237_SAR

Advanced Series Trust
AST J.P. Morgan Fixed Income Central
Portfolio

SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST J.P. Morgan Fixed Income Central Portfolio  (the “Portfolio”) for
the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Fixed Income Central Portfolio	$1	0.01%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF
6
/30/2024?

Portfolio’s net assets	$ 3,256,099,184
Number of portfolio holdings	1,314
Portfolio turnover rate for the period	40%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	2.7
AA	56.7
A	13.7
BBB	25.3
BB	1.6
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

JPMFICP_SAR

Advanced Series Trust
AST PGIM Fixed Income Central Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST PGIM Fixed Income Central Portfolio (the “Portfolio”) for the
period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST PGIM Fixed Income Central Portfolio	$1	0.01%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOL
IO
STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 9,262,138,795
Number of portfolio holdings	1,754
Portfolio turnover rate for the period	34%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	18.9
AA	32.3
A	17.5
BBB	26.0
BB	3.0
B	1.3
CCC and Below	0.1
NR	1.8
Cash/Cash Equivalents	-0.9
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PGIMFICP_SAR

Advanced Series Trust
AST Target Maturity Central Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST Target Maturity Central Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Target Maturity Central Portfolio	$2	0.05%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS
A
S OF 6/30/2024?

Portfolio’s net assets	$ 422,909,908
Number of portfolio holdings	627
Portfolio turnover rate for the period	67%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	34.7
AA	33.9
A	13.6
BBB	16.3
BB	0.6
B	0.2
NR	0.6
Cash/Cash Equivalents	0.1
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

TMCP_SAR

Advanced Series Trust
AST T. Rowe Price Fixed Income
Central Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2024
This
semiannual shareholder report
contains important information about the AST T. Rowe Price Fixed Income Central Portfolio (the “Portfolio”)
for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST T. Rowe Price Fixed Income Central Portfolio	$1	0.02%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus fo
r m
ore information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?

Portfolio’s net assets	$ 2,066,060,118
Number of portfolio holdings	1,732
Portfolio turnover rate for the period	86%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	68.0
AA	3.5
A	11.9
BBB	16.4
NR	0.2
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality.  Ratings category may include derivative instruments that could have a negative value.  Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

TRPFICP_SAR

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7       of this Form.

Items 7 – 11 (Refer to Reports below)

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2024

AST ClearBridge Dividend Growth Portfolio

AST Cohen & Steers Realty Portfolio

AST Emerging Markets Equity Portfolio

AST International Equity Portfolio

AST Large-Cap Core Portfolio

AST Large-Cap Growth Portfolio

AST Large-Cap Value Portfolio

AST MFS Global Equity Portfolio

AST Mid-Cap Growth Portfolio

AST Mid-Cap Value Portfolio

AST Small-Cap Growth Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Natural Resources Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	June 30, 2024

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	AST Clearbridge Dividend Growth Portfolio	A2
	AST Cohen & Steers Realty Portfolio	A8
	AST Emerging Markets Equity Portfolio	A12
	AST International Equity Portfolio	A45
	AST Large-Cap Core Portfolio	A58
	AST Large-Cap Growth Portfolio	A68
	AST Large-Cap Value Portfolio	A75
	AST MFS Global Equity Portfolio	A84
	AST Mid-Cap Growth Portfolio	A90
	AST Mid-Cap Value Portfolio	A98
	AST Small-Cap Growth Portfolio	A107
	AST Small-Cap Value Portfolio	A117
	AST T. Rowe Price Natural Resources Portfolio	A133

Section B	Notes to Financial Statements

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SAR	Saudi Arabian Riyal
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR — American Depositary Receipt

BATE — CBOE- Europe – BXE Order Books

BOA — Bank of America, N.A.

Bovespa — Sao Paulo Stock Exchange

BROIS — Brazil Overnight Index Swap

CDI — Chess Depository Interest

CITI — Citibank, N.A.

CVA — Certificate Van Aandelen (Bearer)

EAFE — Europe, Australasia, Far East

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HIBOR — Hong Kong Interbank Offered Rate

HSCEI — Hang Seng China Enterprises Index

JIBAR — Johannesburg Interbank Agreed Rate

JPM — JPMorgan Chase Bank N.A.

JPS — J.P. Morgan Securities LLC

JSE — Johannesburg Stock Exchange

KLCI — Kuala Lumpur Composite Index

KOSPI — Korean Composite Stock Price Index

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

M — Monthly payment frequency for swaps

MOEX — Moscow Exchange

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co International PLC

NVDR — Non-voting Depositary Receipt

NYSE — New York Stock Exchange

OTC — Over-the-counter

PJSC — Public Joint-Stock Company

PRFC — Preference Shares

REITs — Real Estate Investment Trust

RTS — Russian Trading System

S&P — Standard & Poor’s

SET — Stock Exchange of Thailand

SGMX — Sigma X MTF

SGX — Singapore Exchange

SIBOR — Singapore Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depositary Receipts

TAIEX — Taiwan Stock Exchange Capitalization Weighted Stock Index

TSX — Toronto Stock Exchange

UTS — Unit Trust Security

WIBOR — Warsaw Interbank Offered Rate

WIG — Warsaw Stock Exchange

XAMS — Amsterdam Stock Exchange

XASX — Australian Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Aerospace & Defense — 2.9%
Northrop Grumman Corp.	10,858	$4,733,545
RTX Corp.	69,830	7,010,234

		11,743,779

Air Freight & Logistics — 0.9%
United Parcel Service, Inc. (Class B Stock)	26,902	3,681,539

Automobiles — 0.7%
General Motors Co.	62,583	2,907,606

Banks — 4.4%
JPMorgan Chase & Co.	67,234	13,598,749
PNC Financial Services Group, Inc. (The)	29,452	4,579,197

		18,177,946

Beverages — 3.5%
Coca-Cola Co. (The)	131,789	8,388,370
Diageo PLC (United Kingdom)	192,800	6,052,765

		14,441,135

Biotechnology — 0.9%
Gilead Sciences, Inc.	55,900	3,835,299

Chemicals — 5.4%
Air Products & Chemicals, Inc.	22,500	5,806,125
Linde PLC	24,310	10,667,471
PPG Industries, Inc.	43,429	5,467,277

		21,940,873

Commercial Services & Supplies — 1.8%
Waste Management, Inc.	33,783	7,207,265

Construction Materials — 2.3%
Vulcan Materials Co.	37,341	9,285,960

Consumer Finance — 1.6%
Capital One Financial Corp.	47,500	6,576,375

Electric Utilities — 1.0%
Edison International	59,194	4,250,721

Entertainment — 0.8%
Walt Disney Co. (The)	34,535	3,428,980

Financial Services — 5.7%
Apollo Global Management, Inc.	120,068	14,176,429
Visa, Inc. (Class A Stock)	35,215	9,242,881

		23,419,310

Food Products — 3.9%
Mondelez International, Inc. (Class A Stock)	44,321	2,900,366
Nestle SA, ADR(a)	125,528	12,860,344

		15,760,710

Ground Transportation — 1.7%
Union Pacific Corp.	31,145	7,046,868

Health Care Equipment & Supplies — 2.9%
Becton, Dickinson & Co.	50,455	11,791,838

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	12,416	$6,322,972

Household Products — 1.7%
Procter & Gamble Co. (The)	42,330	6,981,064

Insurance — 4.8%
American International Group, Inc.	52,609	3,905,692
MetLife, Inc.	81,929	5,750,596
Travelers Cos., Inc. (The)	48,481	9,858,127

		19,514,415

Interactive Media & Services — 2.3%
Alphabet, Inc. (Class A Stock)	18,700	3,406,205
Meta Platforms, Inc. (Class A Stock)	12,100	6,101,062

		9,507,267

Media — 3.0%
Comcast Corp. (Class A Stock)	312,314	12,230,216

Metals & Mining — 1.1%
Freeport-McMoRan, Inc.	89,851	4,366,759

Multi-Utilities — 4.1%
DTE Energy Co.	36,400	4,040,764
Sempra	167,792	12,762,260

		16,803,024

Oil, Gas & Consumable Fuels — 9.4%
Enbridge, Inc. (Canada)(a)	296,731	10,560,656
EQT Corp.(a)	52,777	1,951,694
Exxon Mobil Corp.	107,803	12,410,281
Williams Cos., Inc. (The)	317,703	13,502,378

		38,425,009

Personal Care Products — 2.2%
Haleon PLC	1,232,900	5,016,321
Kenvue, Inc.	209,500	3,808,710

		8,825,031

Pharmaceuticals — 4.9%
AstraZeneca PLC (United Kingdom)	33,900	5,275,961
Johnson & Johnson	37,352	5,459,368
Merck & Co., Inc.	74,183	9,183,855

		19,919,184

Residential REITs — 1.9%
AvalonBay Communities, Inc.	38,034	7,868,854

Semiconductors & Semiconductor Equipment — 4.4%
Broadcom, Inc.	6,956	11,168,067
Intel Corp.	118,328	3,664,618
Texas Instruments, Inc.	15,216	2,959,968

		17,792,653

Software — 8.5%
Microsoft Corp.	40,256	17,992,419
Oracle Corp.	64,638	9,126,885
SAP SE (Germany), ADR(a)	37,132	7,489,896

		34,609,200

Specialized REITs — 2.7%
American Tower Corp.	35,261	6,854,033

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (cont’d.)
Public Storage	15,000	$4,314,750

		11,168,783

Specialty Retail — 1.6%
Home Depot, Inc. (The)	18,758	6,457,254

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	41,369	8,713,139

Wireless Telecommunication Services — 2.4%
T-Mobile US, Inc.	55,100	9,707,518

TOTAL LONG-TERM INVESTMENTS (cost $336,354,578)		404,708,546

SHORT-TERM INVESTMENTS — 6.7%
AFFILIATED MUTUAL FUND — 5.9%
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $23,932,924; includes $23,845,551 of cash collateral for securities on loan)(b)(wb)	23,947,353	23,932,984

UNAFFILIATED FUND — 0.8%
Fidelity Investments Money Market Government Portfolio (7-day effective yield 5.210%) (Institutional Shares)	3,263,881	3,263,881

(cost $3,263,881)

TOTAL SHORT-TERM INVESTMENTS (cost $27,196,805)		27,196,865

TOTAL INVESTMENTS—105.7% (cost $363,551,383)		431,905,411
Liabilities in excess of other assets — (5.7)%		(23,159,497)

NET ASSETS — 100.0%		$408,745,914

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,454,923; cash collateral of $23,845,551 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 11,743,779	$—	$—
Air Freight & Logistics	3,681,539	—	—
Automobiles	2,907,606	—	—
Banks	18,177,946	—	—
Beverages	8,388,370	6,052,765	—
Biotechnology	3,835,299	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Chemicals	$21,940,873	$—	$—
Commercial Services & Supplies	7,207,265	—	—
Construction Materials	9,285,960	—	—
Consumer Finance	6,576,375	—	—
Electric Utilities	4,250,721	—	—
Entertainment	3,428,980	—	—
Financial Services	23,419,310	—	—
Food Products	15,760,710	—	—
Ground Transportation	7,046,868	—	—
Health Care Equipment & Supplies	11,791,838	—	—
Health Care Providers & Services	6,322,972	—	—
Household Products	6,981,064	—	—
Insurance	19,514,415	—	—
Interactive Media & Services	9,507,267	—	—
Media	12,230,216	—	—
Metals & Mining	4,366,759	—	—
Multi-Utilities	16,803,024	—	—
Oil, Gas & Consumable Fuels	38,425,009	—	—
Personal Care Products	3,808,710	5,016,321	—
Pharmaceuticals	14,643,223	5,275,961	—
Residential REITs	7,868,854	—	—
Semiconductors & Semiconductor Equipment	17,792,653	—	—
Software	34,609,200	—	—
Specialized REITs	11,168,783	—	—
Specialty Retail	6,457,254	—	—
Technology Hardware, Storage & Peripherals	8,713,139	—	—
Wireless Telecommunication Services	9,707,518	—	—
Short-Term Investments
Affiliated Mutual Fund	23,932,984	—	—
Unaffiliated Fund	3,263,881	—	—

Total	$415,560,364	$16,345,047	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Oil, Gas & Consumable Fuels	9.4%
Software	8.5
Affiliated Mutual Fund (5.8% represents investments purchased with collateral from securities on loan)	5.9
Financial Services	5.7
Chemicals	5.4
Pharmaceuticals	4.9
Insurance	4.8
Banks	4.4
Semiconductors & Semiconductor Equipment	4.4
Multi-Utilities	4.1
Food Products	3.9
Beverages	3.5
Media	3.0
Health Care Equipment & Supplies	2.9
Aerospace & Defense	2.9
Specialized REITs	2.7
Wireless Telecommunication Services	2.4
Interactive Media & Services	2.3

Construction Materials	2.3%
Personal Care Products	2.2
Technology Hardware, Storage & Peripherals	2.1
Residential REITs	1.9
Commercial Services & Supplies	1.8
Ground Transportation	1.7
Household Products	1.7
Consumer Finance	1.6
Specialty Retail	1.6
Health Care Providers & Services	1.5
Metals & Mining	1.1
Electric Utilities	1.0
Biotechnology	0.9
Air Freight & Logistics	0.9
Entertainment	0.8
Unaffiliated Fund	0.8

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Automobiles	0.7%

105.7
Liabilities in excess of other assets	(5.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$23,454,923	$(23,454,923)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $23,454,923:
Unaffiliated investments (cost $339,618,459)	$407,972,427
Affiliated investments (cost $23,932,924)	23,932,984
Tax reclaim receivable	1,029,891
Dividends receivable	420,979
Prepaid expenses and other assets	24,397

Total Assets	433,380,678

LIABILITIES
Payable to broker for collateral for securities on loan	23,845,551
Payable to affiliate	439,454
Accrued expenses and other liabilities	125,124
Management fee payable	106,598
Payable for Portfolio shares purchased	99,758
Distribution fee payable	16,799
Trustees’ fees payable	773
Affiliated transfer agent fee payable	707

Total Liabilities	24,634,764

NET ASSETS	$408,745,914

Net assets were comprised of:
Partners’ Equity	$408,745,914

Net asset value and redemption price per share, $408,745,914 / 12,398,644 outstanding shares of beneficial interest	$32.97

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $189,146 foreign withholding tax)	$5,445,997
Income from securities lending, net (including affiliated income of $40,901)	43,988

Total income	5,489,985

EXPENSES
Management fee	1,491,976
Distribution fee	549,092
Custodian and accounting fees	30,438
Professional fees	15,982
Audit fee	14,999
Trustees’ fees	8,582
Shareholders’ reports	5,569
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	18,600

Total expenses	2,139,733
Less: Fee waiver and/or expense reimbursement	(26,356)

Net expenses	2,113,377

NET INVESTMENT INCOME (LOSS)	3,376,608

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(7,219))	34,428,439
Foreign currency transactions	(4,401)

34,424,038

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $712)	(6,434,646)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	27,989,392

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,366,000

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,376,608	$11,977,845
Net realized gain (loss) on investment and foreign currency transactions	34,424,038	139,171,592
Net change in unrealized appreciation (depreciation) on investments	(6,434,646)	(61,240,968)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,366,000	89,908,469

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [287,014 and 4,049,832 shares, respectively]	9,193,970	115,884,369
Portfolio shares purchased [3,930,883 and 17,978,510 shares, respectively]	(126,005,462)	(519,403,330)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(116,811,492)	(403,518,961)

TOTAL INCREASE (DECREASE)	(85,445,492)	(313,610,492)
NET ASSETS:
Beginning of period	494,191,406	807,801,898

End of period	$408,745,914	$494,191,406

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$30.81		$26.95	$29.15	$23.04	$22.00	$16.79

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24		0.51	0.48	0.21	0.29	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.92		3.35	(2.68)	5.90	0.75 (b)	4.94

Total from investment operations	2.16		3.86	(2.20)	6.11	1.04	5.21

Capital Contributions	—		—	—	—	—	—	(c)(d)(e)

Net Asset Value, end of period	$32.97		$30.81	$26.95	$29.15	$23.04	$22.00

Total Return(f)	7.01%		14.32%	(7.55)%	26.52%	4.73%	31.03	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$409		$494	$808	$1,058	$1,715	$2,469
Average net assets (in millions)	$442		$661	$938	$1,340	$1,972	$1,884
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.96	%(i)	0.93%	0.91%	0.91%	0.91%	0.91%
Expenses before waivers and/or expense reimbursement	0.97	%(i)	0.96%	0.94%	0.93%	0.92%	0.92%
Net investment income (loss)	1.54	%(i)	1.81%	1.79%	0.84%	1.42%	1.33%
Portfolio turnover rate(j)	12%		27%	34%	9%	69%	18%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Amount rounds to zero.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Casinos & Gaming — 2.3%
Boyd Gaming Corp.	109,244	$6,019,344
Caesars Entertainment, Inc.*(a)	147,033	5,843,092

		11,862,436

Diversified REITs — 0.6%
WP Carey, Inc.	60,046	3,305,532

Health Care REITs — 12.9%
Healthcare Realty Trust, Inc.(a)	652,077	10,746,229
Healthpeak Properties, Inc.	289,745	5,679,002
Omega Healthcare Investors, Inc.	63,568	2,177,204
Welltower, Inc.	473,078	49,318,381

		67,920,816

Hotel & Resort REITs — 0.8%
Host Hotels & Resorts, Inc.(a)	235,320	4,231,054

Industrial REITs — 9.4%
Americold Realty Trust, Inc.	313,523	8,007,378
Prologis, Inc.	371,349	41,706,206

		49,713,584

Office REITs — 1.7%
Highwoods Properties, Inc.	346,282	9,096,828

Residential REITs — 17.0%
American Homes 4 Rent (Class A Stock)	236,660	8,794,286
Camden Property Trust(a)	77,560	8,462,572
Equity LifeStyle Properties, Inc.	30,913	2,013,364
Essex Property Trust, Inc.(a)	60,673	16,515,191
Invitation Homes, Inc.	697,914	25,048,133
Sun Communities, Inc.(a)	141,225	16,995,016
UDR, Inc.(a)	283,228	11,654,832

		89,483,394

Retail REITs — 11.5%
Kimco Realty Corp.	579,081	11,268,916
Realty Income Corp.(a)	299,023	15,794,395
Simon Property Group, Inc.	221,491	33,622,334

		60,685,645

Specialized REITs — 42.1%
American Tower Corp.	264,190	51,353,252
Crown Castle, Inc.	299,241	29,235,846
Digital Realty Trust, Inc.(a)	265,643	40,391,018
Equinix, Inc.	28,241	21,367,140
Extra Space Storage, Inc.(a)	105,396	16,379,592

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (cont’d.)
Iron Mountain, Inc.(a)	280,969	$25,180,442
Public Storage	33,246	9,563,212
SBA Communications Corp.	15,999	3,140,604
VICI Properties, Inc.	594,298	17,020,695
Weyerhaeuser Co.	306,224	8,693,699

		222,325,500

TOTAL LONG-TERM INVESTMENTS (cost $503,826,710)		518,624,789

SHORT-TERM INVESTMENTS — 15.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	8,041,825	8,041,825
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $72,816,291; includes $72,567,027 of cash collateral forsecurities on loan)(b)(wb)	72,858,511	72,814,796

TOTAL SHORT-TERM INVESTMENTS (cost $80,858,116)		80,856,621

TOTAL INVESTMENTS—113.6% (cost $584,684,826)		599,481,410
Liabilities in excess of other assets — (13.6)%		(71,952,861)

NET ASSETS — 100.0%		$527,528,549

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,248,796; cash collateral of $72,567,027 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Casinos & Gaming	$11,862,436	$—	$—
Diversified REITs	3,305,532	—	—
Health Care REITs	67,920,816	—	—
Hotel & Resort REITs	4,231,054	—	—
Industrial REITs	49,713,584	—	—
Office REITs	9,096,828	—	—
Residential REITs	89,483,394	—	—
Retail REITs	60,685,645	—	—
Specialized REITs	222,325,500	—	—
Short-Term Investments
Affiliated Mutual Funds	80,856,621	—	—

Total	$599,481,410	$—	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Specialized REITs	42.1%
Residential REITs	17.0
Affiliated Mutual Funds (13.8% represents investments purchased with collateral from securities on loan)	15.3
Health Care REITs	12.9
Retail REITs	11.5
Industrial REITs	9.4
Casinos & Gaming	2.3

Office REITs	1.7%
Hotel & Resort REITs	0.8
Diversified REITs	0.6

113.6
Liabilities in excess of other assets	(13.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$71,248,796	$(71,248,796)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $71,248,796:
Unaffiliated investments (cost $503,826,710)	$518,624,789
Affiliated investments (cost $80,858,116)	80,856,621
Foreign currency, at value (cost $2)	2
Dividends receivable	1,655,775
Receivable for investments sold	679,976
Tax reclaim receivable	228,816
Receivable for Portfolio shares sold	2,376
Prepaid expenses	819

Total Assets	602,049,174

LIABILITIES
Payable to broker for collateral for securities on loan	72,567,027
Payable for investments purchased	912,019
Accrued expenses and other liabilities	379,529
Payable for Portfolio shares purchased	284,088
Payable to affiliate	191,164
Management fee payable	164,674
Distribution fee payable	21,417
Affiliated transfer agent fee payable	707

Total Liabilities	74,520,625

NET ASSETS	$527,528,549

Net assets were comprised of:
Partners’ Equity	$527,528,549

Net asset value and redemption price per share, $527,528,549 / 31,341,992 outstanding shares of beneficial interest	$16.83

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $45,231 foreign withholding tax, of which $45,231 is reimbursable by an affiliate)	$8,292,759
Affiliated dividend income	112,152
Affiliated income from securities lending, net	33,727

Total income	8,438,638

EXPENSES
Management fee	2,078,930
Distribution fee	627,431
Custodian and accounting fees	31,262
Audit fee	20,456
Professional fees	16,200
Trustees’ fees	8,135
Shareholders’ reports	6,845
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	19,624

Total expenses	2,813,378
Less: Fee waiver and/or expense reimbursement	(102,103)

Net expenses	2,711,275

NET INVESTMENT INCOME (LOSS)	5,727,363

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,330))	(7,848,472)
Foreign currency transactions	(754)

(7,849,226)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,764)	3,479,283
Foreign currencies	(938)

3,478,345

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(4,370,881)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,356,482

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,727,363	$10,132,898
Net realized gain (loss) on investment and foreign currency transactions	(7,849,226)	(8,033,816)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,478,345	49,954,780

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,356,482	52,053,862

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,565,813 and 3,528,828 shares, respectively]	41,568,776	54,669,112
Portfolio shares issued in merger [0 and 4,462,717 shares, respectively]	—	70,912,566
Portfolio shares purchased [2,291,062 and 5,757,430 shares, respectively]	(37,032,378)	(88,009,253)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	4,536,398	37,572,425

TOTAL INCREASE (DECREASE)	5,892,880	89,626,287
NET ASSETS:
Beginning of period	521,635,669	432,009,382

End of period	$527,528,549	$521,635,669

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$16.79		$14.98	$20.07	$14.05	$14.46	$11.02

Income (Loss) From Investment Operations:
Net investment income (loss)	0.18		0.32	0.19	0.08	0.22	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.14)		1.49	(5.28)	5.94	(0.63)	3.25

Total from investment operations	0.04		1.81	(5.09)	6.02	(0.41)	3.44

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$16.83		$16.79	$14.98	$20.07	$14.05	$14.46

Total Return(d)	0.24%		12.08%	(25.36)%	42.85%	(2.84)%	31.22	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$528		$522	$432	$556	$547	$616
Average net assets (in millions)	$505		$489	$509	$544	$502	$600
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.08	%(g)	1.08%	1.10%	1.10%	1.08%	1.05%
Expenses before waivers and/or expense reimbursement	1.12	%(g)	1.12%	1.11%	1.11%	1.11%	1.10%
Net investment income (loss)	2.28	%(g)	2.07%	1.11%	0.50%	1.64%	1.45%
Portfolio turnover rate(h)	18%		42%	46%	42%	89%	79%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.5%
COMMON STOCKS — 90.3%
Botswana — 0.0%
Choppies Enterprises Ltd.	748,230	$28,675

Brazil — 2.5%
B3 SA - Brasil Bolsa Balcao	723,219	1,323,506
Banco do Brasil SA	236,231	1,125,352
Cosan SA	137,692	333,509
MercadoLibre, Inc.*	307	504,524
Odontoprev SA	148,570	304,045
Telefonica Brasil SA	36,200	295,358
TIM SA	287,918	820,474
Vale SA, ADR	39,451	440,668
WEG SA	84,500	636,989

		5,784,425

Chile — 0.9%
Antofagasta PLC	29,974	796,590
Banco de Chile	1,416,686	158,085
Banco Santander Chile, ADR(a)	37,465	705,466
Empresas CMPC SA	80,002	150,474
Enel Chile SA	2,496,440	140,865
Latam Airlines Group SA	13,095,561	178,680

		2,130,160

China — 23.1%
37 Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	8,100	14,446
Agricultural Bank of China Ltd. (Class A Stock)	80,800	48,262
Alibaba Group Holding Ltd	200,248	1,804,803
Aluminum Corp. of China Ltd. (Class A Stock)	24,400	25,459
Aluminum Corp. of China Ltd. (Class H Stock)	464,000	316,032
Anhui Yingjia Distillery Co. Ltd. (Class A Stock)	1,600	12,586
Anker Innovations Technology Co. Ltd. (Class A Stock)	580	5,647
Autohome, Inc., ADR	13,537	371,591
AVIC Electromechanical Systems Co. Ltd. (Class A Stock)^	1,400	—
Baidu, Inc. (Class A Stock)*	5,000	54,130
Bank of Beijing Co. Ltd. (Class A Stock)	98,700	78,875
Bank of China Ltd. (Class H Stock)	2,667,000	1,314,316
Bank of Communications Co. Ltd. (Class A Stock)	55,400	56,660
Bank of Communications Co. Ltd. (Class H Stock)	230,000	180,293
Bank of Shanghai Co. Ltd. (Class A Stock)	98,600	97,988
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	37,600	34,211
Beijing Enterprises Holdings Ltd.	37,652	126,321
Beijing Kingsoft Office Software, Inc. (Class A Stock)	364	11,286
Beijing New Building Materials PLC (Class A Stock)	3,400	13,799

	Shares	Value
COMMON STOCKS (continued)
China (cont’d.)
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (Class A Stock)	11,500	$19,425
Bloomage Biotechnology Corp. Ltd. (Class A Stock)	353	2,731
Brilliance China Automotive Holdings Ltd.	134,000	140,520
Changchun High-Tech Industry Group Co. Ltd. (Class A Stock)	2,192	27,504
China CITIC Bank Corp. Ltd. (Class H Stock)	1,841,698	1,179,970
China Communications Services Corp. Ltd. (Class H Stock)	190,000	102,362
China Construction Bank Corp. (Class H Stock)	4,399,669	3,252,332
China Everbright Bank Co. Ltd. (Class A Stock)	105,900	45,981
China Everbright Bank Co. Ltd. (Class H Stock)	918,000	285,344
China Hongqiao Group Ltd.	728,000	1,098,628
China Mengniu Dairy Co. Ltd.	429,000	767,745
China Merchants Bank Co. Ltd. (Class A Stock)	5,800	27,131
China Merchants Bank Co. Ltd. (Class H Stock)	453,000	2,058,497
China Merchants Port Holdings Co. Ltd.	220,000	326,902
China Merchants Securities Co. Ltd. (Class A Stock)	3,900	7,417
China Minsheng Banking Corp. Ltd. (Class A Stock)	76,600	39,756
China Minsheng Banking Corp. Ltd. (Class H Stock)	1,059,500	366,136
China National Chemical Engineering Co. Ltd. (Class A Stock)	4,900	5,524
China National Nuclear Power Co. Ltd. (Class A Stock)	21,300	31,088
China Overseas Land & Investment Ltd.	68,500	118,572
China Pacific Insurance Group Co. Ltd. (Class A Stock)	17,000	64,688
China Pacific Insurance Group Co. Ltd. (Class H Stock)	27,400	66,678
China Petroleum & Chemical Corp. (Class H Stock)	1,362,000	880,832
China Railway Group Ltd. (Class A Stock)	79,000	70,434
China Railway Signal & Communication Corp. Ltd. (Class A Stock)	6,219	5,109
China Resources Gas Group Ltd.	250,400	876,645
China Resources Land Ltd.	219,644	748,181
China Resources Microelectronics Ltd. (Class A Stock)	577	2,955
China Shenhua Energy Co. Ltd. (Class A Stock)	5,800	35,235
China State Construction Engineering Corp. Ltd. (Class A Stock)	138,400	100,624
China Taiping Insurance Holdings Co. Ltd.	366,600	373,723

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
China (cont’d.)
China XD Electric Co. Ltd. (Class A Stock)	4,700	$5,163
China Yangtze Power Co. Ltd. (Class A Stock)	7,300	28,902
China Zheshang Bank Co. Ltd. (Class A Stock)	57,900	21,871
Chongqing Changan Automobile Co. Ltd. (Class A Stock)	32,400	59,413
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	36,500	25,098
CITIC Ltd.	965,187	877,149
CMOC Group Ltd. (Class A Stock)	5,700	6,617
CNPC Capital Co. Ltd. (Class A Stock)	4,800	3,623
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	25,480	628,207
COSCO SHIPPING Holdings Co. Ltd. (Class A Stock)	47,600	101,033
Dongfeng Motor Group Co. Ltd. (Class H Stock)*	62,000	17,669
East Money Information Co. Ltd. (Class A Stock)	11,840	17,087
Eoptolink Technology, Inc. Ltd. (Class A Stock)	700	10,027
Far East Horizon Ltd.	278,000	180,331
Foxconn Industrial Internet Co. Ltd. (Class A Stock)	21,400	79,190
Fuyao Glass Industry Group Co. Ltd. (Class A Stock)	17,200	112,829
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	259,200	1,501,504
Geely Automobile Holdings Ltd.	65,000	73,086
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	7,295	39,173
Haier Smart Home Co. Ltd. (Class A Stock)	163,300	633,038
Haier Smart Home Co. Ltd. (Class H Stock)	352,200	1,173,828
Hainan Airport Infrastructure Co. Ltd. (Class A Stock)*	9,800	4,210
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. (Class A Stock)	23,700	65,512
Hithink RoyalFlush Information Network Co. Ltd. (Class A Stock)	400	5,661
Horizon Construction Development Ltd.*	51,481	9,896
Huaibei Mining Holdings Co. Ltd. (Class A Stock)	38,200	87,652
Huatai Securities Co. Ltd. (Class A Stock)	45,900	77,694
Huaxia Bank Co. Ltd. (Class A Stock)	91,300	79,993
Huayu Automotive Systems Co. Ltd. (Class A Stock)	178,119	399,290
Hubei Jumpcan Pharmaceutical Co. Ltd. (Class A Stock)	11,600	50,329
Hunan Valin Steel Co. Ltd. (Class A Stock)	20,600	12,488
Industrial & Commercial Bank of China Ltd. (Class A Stock)	44,600	34,808

	Shares	Value
COMMON STOCKS (continued)
China (cont’d.)
Industrial & Commercial Bank of China Ltd. (Class H Stock)	198,000	$117,687
Industrial Bank Co. Ltd. (Class A Stock)	29,600	71,383
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	356,223	1,259,177
Isoftstone Information Technology Group Co. Ltd. (Class A Stock)	800	3,836
JA Solar Technology Co. Ltd. (Class A Stock)	7,400	11,332
JCET Group Co. Ltd. (Class A Stock)	3,500	15,140
JD.com, Inc., ADR(a)	16,484	425,947
JD.com, Inc. (Class A Stock)	104,450	1,356,520
Jiangsu Pacific Quartz Co. Ltd. (Class A Stock)	12,200	49,489
Jiangxi Copper Co. Ltd. (Class A Stock)	5,600	18,117
Jiangxi Copper Co. Ltd. (Class H Stock)	13,000	25,876
Jinko Solar Co. Ltd. (Class A Stock)	4,583	4,448
Jizhong Energy Resources Co. Ltd. (Class A Stock)	8,800	8,079
Kanzhun Ltd., ADR	12,508	235,275
KE Holdings, Inc., ADR(a)	10,657	150,797
Kingdee International Software Group Co. Ltd.*	164,000	153,356
Kingsoft Corp. Ltd.	127,800	368,111
Kuaishou Technology, 144A*	12,700	74,547
Kunlun Energy Co. Ltd.	194,000	200,726
Kweichow Moutai Co. Ltd. (Class A Stock)	500	100,267
Lenovo Group Ltd.	342,000	479,962
Lens Technology Co. Ltd. (Class A Stock)	16,600	41,395
Li Auto, Inc. (Class A Stock)*	48,300	432,550
Lingyi iTech Guangdong Co. (Class A Stock)	61,200	59,536
Luxshare Precision Industry Co. Ltd. (Class A Stock)	6,800	36,507
Luzhou Laojiao Co. Ltd. (Class A Stock)	1,600	31,383
Meituan (Class B Stock), 144A*	47,920	681,149
Metallurgical Corp. of China Ltd. (Class A Stock)	20,100	8,529
Midea Group Co. Ltd. (Class A Stock)	176,548	1,557,866
Minth Group Ltd.*	296,000	458,297
Montage Technology Co. Ltd. (Class A Stock)	1,243	9,677
National Silicon Industry Group Co. Ltd. (Class A Stock)*	2,305	4,349
NAURA Technology Group Co. Ltd. (Class A Stock)	300	13,097
NetEase, Inc.	105,000	2,005,072
New China Life Insurance Co. Ltd. (Class A Stock)	3,800	15,568
New Oriental Education & Technology Group, Inc.*	51,100	392,761
Offshore Oil Engineering Co. Ltd. (Class A Stock)	34,400	27,816
OFILM Group Co. Ltd. (Class A Stock)*	1,500	1,604

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
China (cont’d.)
PDD Holdings, Inc., ADR*	7,416	$985,957
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	77,000	26,384
PetroChina Co. Ltd. (Class A Stock)	67,500	95,265
Ping An Bank Co. Ltd. (Class A Stock)	27,200	37,760
Ping An Insurance Group Co. of China Ltd. (Class A Stock)	4,100	23,167
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	327,500	1,483,764
Pingdingshan Tianan Coal Mining Co. Ltd. (Class A Stock)	12,000	18,410
Power Construction Corp. of China Ltd. (Class A Stock)	15,700	12,005
Proya Cosmetics Co. Ltd. (Class A Stock)	24,300	368,616
Qifu Technology, Inc., ADR	21,268	419,618
Rockchip Electronics Co. Ltd. (Class A Stock)	200	1,615
Satellite Chemical Co. Ltd. (Class A Stock)	2,100	5,166
SDIC Power Holdings Co. Ltd. (Class A Stock)	15,400	38,482
Seres Group Co. Ltd. (Class A Stock)*	3,200	39,793
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	27,800	98,078
Shan Xi Hua Yang Group New Energy Co. Ltd. (Class A Stock)	25,900	35,311
Shandong Nanshan Aluminum Co. Ltd. (Class A Stock)	4,500	2,345
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	188,000	317,980
Shanghai M&G Stationery, Inc. (Class A Stock)	1,300	5,559
Shanxi Coking Coal Energy Group Co. Ltd. (Class A Stock)	20,400	28,791
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	3,200	7,944
Shenergy Co. Ltd. (Class A Stock)	20,600	24,907
Shenzhen Energy Group Co. Ltd. (Class A Stock)	22,100	22,086
Shenzhen Goodix Technology Co. Ltd. (Class A Stock)	1,600	15,028
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	60,000	421,131
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	6,100	242,902
Shenzhen Transsion Holdings Co. Ltd. (Class A Stock)	1,083	11,332
Shenzhou International Group Holdings Ltd.	64,600	631,038
Sinotruk Hong Kong Ltd.	266,500	691,798
Sungrow Power Supply Co. Ltd. (Class A Stock)	2,520	21,383
Suzhou Dongshan Precision Manufacturing Co. Ltd. (Class A Stock)	5,800	16,403
Suzhou TFC Optical Communication Co. Ltd. (Class A Stock)	500	6,006

	Shares	Value
COMMON STOCKS (continued)
China (cont’d.)
Tencent Holdings Ltd.	146,094	$6,930,747
Tencent Music Entertainment Group, ADR(a)	9,658	135,695
Tingyi Cayman Islands Holding Corp.	544,000	655,320
TongFu Microelectronics Co. Ltd. (Class A Stock)	700	2,127
Topsports International Holdings Ltd., 144A	538,000	285,679
Trina Solar Co. Ltd. (Class A Stock)	1,896	4,382
Trip.com Group Ltd., ADR*(a)	3,919	184,193
Unigroup Guoxin Microelectronics Co. Ltd. (Class A Stock)	1,000	7,177
Universal Scientific Industrial Shanghai Co. Ltd. (Class A Stock)	20,100	44,103
Vipshop Holdings Ltd., ADR	6,402	83,354
Weichai Power Co. Ltd. (Class A Stock)	19,800	44,031
Weichai Power Co. Ltd. (Class H Stock)	177,000	336,983
Western Mining Co. Ltd. (Class A Stock)	12,600	30,909
Western Superconducting Technologies Co. Ltd. (Class A Stock)	726	3,805
Wuliangye Yibin Co. Ltd. (Class A Stock)	54,149	947,413
WuXi AppTec Co. Ltd. (Class A Stock)	800	4,291
Xiamen C & D, Inc. (Class A Stock)	36,400	44,482
Xiaomi Corp. (Class B Stock), 144A*	254,400	534,801
Xinyi Solar Holdings Ltd.	538,000	270,183
Yadea Group Holdings Ltd., 144A	56,000	70,453
Yankuang Energy Group Co. Ltd. (Class A Stock)	3,800	11,823
Yealink Network Technology Corp. Ltd. (Class A Stock)	3,600	18,098
YongXing Special Materials Technology Co. Ltd. (Class A Stock)	3,700	18,092
Yum China Holdings, Inc.	5,825	179,643
Yunnan Aluminium Co. Ltd. (Class A Stock)	23,600	43,542
Yunnan Yuntianhua Co. Ltd. (Class A Stock)	20,000	53,141
Yutong Bus Co. Ltd. (Class A Stock)	20,800	73,343
ZEEKR Intelligent Technology Holding Ltd., ADR*	3	56
Zhejiang China Commodities City Group Co. Ltd. (Class A Stock)	9,900	10,042
Zhejiang Dahua Technology Co. Ltd. (Class A Stock)	7,400	15,621
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	2,100	17,341
Zhejiang Expressway Co. Ltd. (Class H Stock)	42,000	28,265
Zhejiang Supor Co. Ltd. (Class A Stock)	90,706	622,005
Zhejiang Weiming Environment Protection Co. Ltd. (Class A Stock)	600	1,690
Zhejiang Zheneng Electric Power Co. Ltd. (Class A Stock)*	32,700	31,852

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
China (cont’d.)
Zhongjin Gold Corp. Ltd. (Class A Stock)	5,500	$11,109
Zhuzhou CRRC Times Electric Co. Ltd. (Class A Stock)	683	4,615
ZTE Corp. (Class A Stock)*	11,600	44,268

		52,985,671

Hong Kong — 0.5%
AIA Group Ltd.	88,400	598,092
Hong Kong Exchanges & Clearing Ltd.	19,800	633,663

		1,231,755

Hungary — 0.1%
OTP Bank Nyrt	3,646	180,851

India — 14.7%
ABB India Ltd.	3,695	376,061
Asian Paints Ltd.	14,592	509,477
Bajaj Auto Ltd.	11,526	1,313,069
Bharat Petroleum Corp. Ltd.	309,722	1,126,840
Coal India Ltd.	209,891	1,189,156
HCL Technologies Ltd.	84,366	1,472,930
HDFC Asset Management Co. Ltd., 144A	2,176	104,115
HDFC Bank Ltd.	142,681	2,881,330
Hero MotoCorp Ltd.	6,745	450,445
Hindalco Industries Ltd.	50,262	416,641
Hindustan Aeronautics Ltd.	8,928	563,101
Hindustan Petroleum Corp. Ltd.	214,841	854,213
ICICI Bank Ltd.	95,932	1,380,788
ICICI Lombard General Insurance Co. Ltd., 144A.	13,266	284,083
Indian Oil Corp. Ltd.	552,988	1,095,605
Info Edge India Ltd.	9,215	749,130
Infosys Ltd., ADR(a)	156,235	2,909,096
Jio Financial Services Ltd.*	37,505	160,648
Kotak Mahindra Bank Ltd.	26,462	570,510
Larsen & Toubro Ltd.	8,626	366,412
Maruti Suzuki India Ltd.	4,827	695,970
NTPC Ltd.	88,118	399,596
Oil & Natural Gas Corp. Ltd.	358,895	1,177,743
Petronet LNG Ltd.	29,739	117,573
Power Grid Corp. of India Ltd.	345,390	1,367,850
REC Ltd.	84,683	532,654
Reliance Industries Ltd.	40,640	1,523,456
Shriram Finance Ltd.	49,996	1,741,417
Tata Consultancy Services Ltd.	59,375	2,773,600
Tata Motors Ltd.	25,536	302,576
Titan Co. Ltd.	24,033	979,405
Trent Ltd.	18,729	1,228,988
UltraTech Cement Ltd.	4,889	683,075
Varun Beverages Ltd.	6,105	119,064
Vedanta Ltd.	211,876	1,152,523
Zomato Ltd.*	95,812	229,927

		33,799,067

Indonesia — 3.0%
Adaro Energy Indonesia Tbk PT	4,619,500	786,355
Aneka Tambang Tbk	1,292,500	98,429

	Shares	Value
COMMON STOCKS (continued)
Indonesia (cont’d.)
Astra International Tbk PT	285,100	$77,501
Bank Mandiri Persero Tbk PT	1,770,800	662,481
Bank Negara Indonesia Persero Tbk PT	1,450,200	411,500
Bank Rakyat Indonesia Persero Tbk PT	8,107,406	2,273,288
Indah Kiat Pulp & Paper Tbk PT	1,207,200	655,056
Indofood Sukses Makmur Tbk PT	330,500	122,550
Telkom Indonesia Persero Tbk PT	6,551,800	1,244,758
United Tractors Tbk PT	385,989	517,539

		6,849,457

Kuwait — 0.1%
National Bank of Kuwait SAKP	80,032	225,025

Malaysia — 0.2%
CIMB Group Holdings Bhd	22,300	32,129
RHB Bank Bhd	356,700	416,558

		448,687

Mexico — 3.6%
Alfa SAB de CV (Class A Stock)	57,094	33,267
America Movil SAB de CV (Class B Stock)	239,800	204,344
Banco del Bajio SA, 144A	106,500	324,826
Bolsa Mexicana de Valores SAB de CV	61,385	103,779
Cemex SAB de CV, ADR	191,813	1,225,685
Grupo Aeroportuario del Pacifico SABde CV (Class B Stock)	45,583	716,372
Grupo Aeroportuario del Sureste SABde CV, ADR	1,811	542,431
Grupo Financiero Banorte SAB de CV (Class O Stock)	193,092	1,502,730
Grupo Financiero Inbursa SAB de CV (Class O Stock)*	48,000	113,841
Grupo Mexico SAB de CV (Class B Stock)	33,700	181,827
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	332,262	572,991
Orbia Advance Corp. SAB de CV	184,500	257,362
Southern Copper Corp.(a)	5,625	606,037
Wal-Mart de Mexico SAB de CV	532,748	1,819,701

		8,205,193

Peru — 0.2%
Credicorp Ltd.(a)	3,193	515,127

Philippines — 0.2%
BDO Unibank, Inc.	23,966	52,342
Robinsons Retail Holdings, Inc.	337,020	201,329
SM Prime Holdings, Inc.	436,417	210,412

		464,083

Poland — 0.9%
Bank Polska Kasa Opieki SA	13,722	570,958
LPP SA	122	517,417
Powszechna Kasa Oszczednosci Bank Polski SA	17,177	267,967

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Poland (cont’d.)
Powszechny Zaklad Ubezpieczen SA	56,645	$723,198

		2,079,540

Qatar — 0.1%
Commercial Bank PSQC (The)	68,207	80,364
Qatar National Bank QPSC	41,365	166,576

		246,940

Russia — 0.0%
Gazprom PJSC*^	273,000	—
LUKOIL PJSC^	9,907	—
Magnit PJSC^	861	—
Moscow Exchange MICEX-RTS PJSC^	569,693	1
Novatek PJSC^	23,180	—
Novolipetsk Steel PJSC^	140,610	—
PhosAgro PJSC^	1,145	—
PhosAgro PJSC, GDR (MOEX)^	22	—
PhosAgro PJSC, GDR (XLON)*^	2	—
Rosneft Oil Co. PJSC, GDR*^	32,677	3
Sberbank of Russia PJSC*^	275,108	—
Severstal PAO, GDR*^	51,348	5
Surgutneftegas PJSC^	324,980	1
Tatneft PJSC, ADR*^	2,728	—

		10

Saudi Arabia — 3.0%
Al Rajhi Bank	31,157	679,129
Arab National Bank	181,153	980,345
Banque Saudi Fransi	56,887	539,159
Dr. Sulaiman Al Habib Medical Services Group Co.	4,171	319,991
Elm Co.	423	96,669
Jarir Marketing Co.	7,755	26,216
Riyad Bank	97,963	681,064
Saudi Arabian Oil Co., 144A	149,452	1,101,344
Saudi Awwal Bank	18,765	193,737
Saudi Electricity Co.	95,786	419,471
Saudi National Bank (The)	183,081	1,805,957

		6,843,082

South Africa — 3.7%
AVI Ltd.	32,618	169,441
Bidvest Group Ltd. (The)	39,538	620,598
Capitec Bank Holdings Ltd.	4,788	695,195
Exxaro Resources Ltd.	45,461	447,991
FirstRand Ltd.	203,272	862,121
Naspers Ltd. (Class N Stock)	9,882	1,940,749
Old Mutual Ltd.	153,231	104,373
Sanlam Ltd.	35,903	159,672
Sasol Ltd.	156,442	1,188,240
Shoprite Holdings Ltd.	40,954	642,161
Standard Bank Group Ltd.	98,505	1,146,980
Vodacom Group Ltd.	110,564	593,245

		8,570,766

South Korea — 13.0%
Alteogen, Inc.*	479	97,103
DB Insurance Co. Ltd.	9,097	753,713

	Shares	Value
COMMON STOCKS (continued)
South Korea (cont’d.)
Doosan Bobcat, Inc.	16,234	$601,019
GS Holdings Corp.	12,318	418,244
Hana Financial Group, Inc.	49,570	2,180,090
Hankook Tire & Technology Co. Ltd.	4,151	135,651
Hanmi Semiconductor Co. Ltd.	7,246	895,209
Hyundai Glovis Co. Ltd.	1,029	163,213
Hyundai Motor Co.	3,507	747,895
Industrial Bank of Korea	68,244	694,766
KB Financial Group, Inc.	29,258	1,664,199
Kia Corp.	17,959	1,680,448
Korea Investment Holdings Co. Ltd.	8,386	423,979
LG Chem Ltd.	1,405	350,119
NAVER Corp.	2,563	308,415
Samsung Electronics Co. Ltd.	167,383	9,851,128
Samsung Fire & Marine Insurance Co. Ltd.	4,239	1,192,381
Samsung Life Insurance Co. Ltd.	7,223	461,988
Samsung SDI Co. Ltd.	1,109	283,184
Shinhan Financial Group Co. Ltd.	65,786	2,293,430
SK Hynix, Inc.	16,405	2,784,070
SK Telecom Co. Ltd.	15,981	596,686
SK, Inc.	1,128	129,100
Woori Financial Group, Inc.	115,067	1,227,749

		29,933,779

Taiwan — 17.9%
Accton Technology Corp.	48,000	816,934
ASE Technology Holding Co. Ltd.	589,083	3,051,632
Asustek Computer, Inc.	29,000	443,871
Compal Electronics, Inc.	426,000	454,117
Delta Electronics, Inc.	66,000	787,215
Eva Airways Corp.	313,000	367,410
Globalwafers Co. Ltd.	38,000	629,231
Hon Hai Precision Industry Co. Ltd.	162,115	1,067,353
MediaTek, Inc.	42,078	1,812,232
Nanya Technology Corp.*	26,000	55,776
Novatek Microelectronics Corp.	50,666	944,911
Pegatron Corp.	92,079	295,959
Pou Chen Corp.	254,557	274,133
President Chain Store Corp.	58,230	490,779
Quanta Computer, Inc.	406,241	3,883,521
Realtek Semiconductor Corp.	178,290	2,991,927
Taiwan Semiconductor Manufacturing Co. Ltd.	679,616	20,135,408
Vanguard International Semiconductor Corp.	180,580	719,133
Wistron Corp.	253,000	821,131
Wiwynn Corp.	10,770	872,235
WPG Holdings Ltd.	62,000	171,467

		41,086,375

Thailand — 1.4%
Kasikornbank PCL, NVDR	266,800	909,752
Krung Thai Bank PCL, NVDR	1,118,000	520,817
PTT Exploration & Production PCL, NVDR	86,200	356,328
SCB X PCL, NVDR	452,900	1,269,474

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Thailand (cont’d.)
Siam Cement PCL (The)	37,100	$227,012

		3,283,383

Turkey — 0.2%
Turk Hava Yollari AO*	3,512	33,201
Turkiye Petrol Rafinerileri A/S	81,857	415,211
Yapi ve Kredi Bankasi A/S	35,831	37,084

		485,496

United Arab Emirates — 0.4%
Aldar Properties PJSC	199,136	339,419
Dubai Islamic Bank PJSC	54,995	85,954
Emaar Properties PJSC	42,949	95,968
Emirates NBD Bank PJSC	52,917	237,742
First Abu Dhabi Bank PJSC	30,037	101,825

		860,908

United States — 0.6%
EPAM Systems, Inc.*	1,395	262,414
Globant SA*	3,743	667,227
JBS SA*	63,200	365,626

		1,295,267

TOTAL COMMON STOCKS (cost $196,081,959)		207,533,722

PREFERRED STOCKS — 1.4%
Brazil — 0.9%
Cia Energetica de Minas Gerais (PRFC)	270,390	477,407
Itau Unibanco Holding SA (PRFC)	51,444	297,615
Petroleo Brasileiro SA (PRFC)	192,800	1,312,327

		2,087,349

South Korea — 0.5%
Samsung Electronics Co. Ltd. (PRFC)	22,347	1,026,102

TOTAL PREFERRED STOCKS (cost $3,235,809)		3,113,451

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.8%
United States
iShares Core MSCI Emerging Markets ETF	60,041	3,213,995
Vanguard FTSE Emerging Markets ETF	73,258	3,205,770

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $5,857,774)		6,419,765

TOTAL LONG-TERM INVESTMENTS (cost $205,175,542)		217,066,938

	Shares	Value

SHORT-TERM INVESTMENTS — 4.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	4,605,918	$4,605,918
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $4,809,761; includes $4,784,653 of cash collateral for securities on loan)(b)(wb)	4,812,649	4,809,761

TOTAL SHORT-TERM INVESTMENTS (cost $9,415,679)		9,415,679

TOTAL INVESTMENTS—98.6% (cost $214,591,221)		226,482,617
Other assets in excess of liabilities(z) — 1.4%		3,275,862

NET ASSETS — 100.0%		$229,758,479

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,692,937; cash collateral of $4,784,653 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
103	FTSE Bursa Malaysia KLCI Index	Jul. 2024	$1,742,867	$3,917
24	Hang Seng China Enterprises Index	Jul. 2024	962,729	(15,378)
45	IFSC Nifty 50 Index	Jul. 2024	2,172,555	32,943
62	KOSPI 200 Index	Sep. 2024	4,350,472	126,307

				147,789

Short Positions:
92	FTSE/JSE Top 40 Index	Sep. 2024	3,728,898	(59,092)
7	Mexican Bolsa Index	Sep. 2024	204,131	1,518
262	MSCI SGX Index	Jul. 2024	6,112,367	(58,620)
505	SET 50 Index	Sep. 2024	2,210,317	17,095

				(99,099)

				$48,690

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/18/24	CITI	BRL	2,767	$523,200	$490,434	$—	$(32,766)
Expiring 09/18/24	CITI	BRL	2,271	431,657	402,466	—	(29,191)
Expiring 09/18/24	CITI	BRL	2,271	432,093	402,467	—	(29,626)
Expiring 09/18/24	CITI	BRL	848	154,383	150,351	—	(4,032)
Expiring 09/18/24	CITI	BRL	848	154,552	150,352	—	(4,200)
Expiring 09/18/24	CITI	BRL	507	95,231	89,895	—	(5,336)
Expiring 09/18/24	CITI	BRL	28	4,987	4,905	—	(82)
Expiring 09/18/24	CITI	BRL	26	4,739	4,667	—	(72)
Expiring 09/18/24	CITI	BRL	2	383	367	—	(16)
Expiring 09/18/24	CITI	BRL	2	382	366	—	(16)
Expiring 09/18/24	CITI	BRL	2	382	367	—	(15)
Expiring 09/18/24	CITI	BRL	2	382	366	—	(16)
Expiring 09/18/24	CITI	BRL	1	208	200	—	(8)
Expiring 09/18/24	CITI	BRL	—*	17	16	—	(1)
Expiring 09/18/24	JPM	BRL	2,767	523,197	490,433	—	(32,764)
Expiring 09/18/24	JPM	BRL	2,271	431,655	402,466	—	(29,189)
Expiring 09/18/24	JPM	BRL	2,271	432,091	402,467	—	(29,624)
Expiring 09/18/24	JPM	BRL	848	154,551	150,351	—	(4,200)
Expiring 09/18/24	JPM	BRL	848	154,382	150,351	—	(4,031)
Expiring 09/18/24	JPM	BRL	507	95,231	89,895	—	(5,336)
Expiring 09/18/24	JPM	BRL	28	4,987	4,905	—	(82)
Expiring 09/18/24	JPM	BRL	26	4,739	4,667	—	(72)
Expiring 09/18/24	JPM	BRL	2	382	366	—	(16)
Expiring 09/18/24	JPM	BRL	2	383	367	—	(16)
Expiring 09/18/24	JPM	BRL	2	382	366	—	(16)
Expiring 09/18/24	JPM	BRL	2	382	367	—	(15)
Expiring 09/18/24	JPM	BRL	1	208	200	—	(8)
Expiring 09/18/24	JPM	BRL	—*	17	16	—	(1)
Chilean Peso,
Expiring 09/23/24	CITI	CLP	104,026	114,508	110,481	—	(4,027)
Expiring 09/23/24	CITI	CLP	104,026	114,284	110,481	—	(3,803)
Expiring 09/23/24	CITI	CLP	79,026	85,912	83,929	—	(1,983)
Expiring 09/23/24	CITI	CLP	59,026	64,480	62,688	—	(1,792)
Expiring 09/23/24	CITI	CLP	59,026	65,206	62,688	—	(2,518)

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/23/24	JPM	CLP	104,026	$114,283	$110,480	$—	$(3,803)
Expiring 09/23/24	JPM	CLP	104,026	114,507	110,480	—	(4,027)
Expiring 09/23/24	JPM	CLP	79,026	85,912	83,929	—	(1,983)
Expiring 09/23/24	JPM	CLP	59,026	65,206	62,689	—	(2,517)
Expiring 09/23/24	JPM	CLP	59,026	64,480	62,688	—	(1,792)
Chinese Renminbi,
Expiring 09/19/24	CITI	CNH	3,729	515,016	514,089	—	(927)
Expiring 09/19/24	CITI	CNH	2,138	296,493	294,713	—	(1,780)
Expiring 09/19/24	CITI	CNH	2,036	282,877	280,699	—	(2,178)
Expiring 09/19/24	CITI	CNH	903	125,084	124,504	—	(580)
Expiring 09/19/24	CITI	CNH	392	54,360	54,008	—	(352)
Expiring 09/19/24	CITI	CNH	357	49,235	49,146	—	(89)
Expiring 09/19/24	CITI	CNH	251	34,794	34,617	—	(177)
Expiring 09/19/24	CITI	CNH	198	27,504	27,308	—	(196)
Expiring 09/19/24	CITI	CNH	146	20,245	20,127	—	(118)
Expiring 09/19/24	CITI	CNH	64	8,877	8,823	—	(54)
Expiring 09/19/24	CITI	CNH	12	1,592	1,585	—	(7)
Expiring 09/19/24	CITI	CNH	1	69	69	—	—
Expiring 09/19/24	JPM	CNH	3,729	515,013	514,089	—	(924)
Expiring 09/19/24	JPM	CNH	2,138	296,491	294,712	—	(1,779)
Expiring 09/19/24	JPM	CNH	2,036	282,876	280,699	—	(2,177)
Expiring 09/19/24	JPM	CNH	903	125,083	124,504	—	(579)
Expiring 09/19/24	JPM	CNH	392	54,359	54,007	—	(352)
Expiring 09/19/24	JPM	CNH	357	49,235	49,146	—	(89)
Expiring 09/19/24	JPM	CNH	251	34,794	34,617	—	(177)
Expiring 09/19/24	JPM	CNH	198	27,503	27,307	—	(196)
Expiring 09/19/24	JPM	CNH	146	20,245	20,127	—	(118)
Expiring 09/19/24	JPM	CNH	64	8,877	8,823	—	(54)
Expiring 09/19/24	JPM	CNH	12	1,592	1,585	—	(7)
Expiring 09/19/24	JPM	CNH	—*	69	69	—	—
Colombian Peso,
Expiring 09/18/24	CITI	COP	400,000	100,008	95,139	—	(4,869)
Expiring 09/18/24	CITI	COP	365,311	91,385	86,888	—	(4,497)
Expiring 09/18/24	CITI	COP	365,311	91,154	86,888	—	(4,266)
Expiring 09/18/24	CITI	COP	334,821	79,418	79,637	219	—
Expiring 09/18/24	CITI	COP	334,821	79,701	79,636	—	(65)
Expiring 09/18/24	CITI	COP	323,529	80,802	76,950	—	(3,852)
Expiring 09/18/24	CITI	COP	318,137	79,376	75,668	—	(3,708)
Expiring 09/18/24	CITI	COP	316,789	79,079	75,347	—	(3,732)
Expiring 09/18/24	CITI	COP	182,655	46,626	43,444	—	(3,182)
Expiring 09/18/24	CITI	COP	182,655	46,324	43,444	—	(2,880)
Expiring 09/18/24	CITI	COP	182,655	46,058	43,444	—	(2,614)
Expiring 09/18/24	CITI	COP	182,655	46,626	43,444	—	(3,182)
Expiring 09/18/24	CITI	COP	182,655	46,434	43,444	—	(2,990)
Expiring 09/18/24	CITI	COP	182,655	46,434	43,444	—	(2,990)
Expiring 09/18/24	CITI	COP	182,655	46,383	43,444	—	(2,939)
Expiring 09/18/24	CITI	COP	182,655	46,105	43,444	—	(2,661)
Expiring 09/18/24	CITI	COP	155,518	37,139	36,989	—	(150)
Expiring 09/18/24	CITI	COP	155,518	36,844	36,989	145	—
Expiring 09/18/24	CITI	COP	155,518	37,020	36,990	—	(30)
Expiring 09/18/24	CITI	COP	152,344	36,255	36,234	—	(21)
Expiring 09/18/24	CITI	COP	141,544	35,344	33,666	—	(1,678)
Expiring 09/18/24	CITI	COP	80,357	19,118	19,113	—	(5)
Expiring 09/18/24	CITI	COP	31,104	7,399	7,398	—	(1)
Expiring 09/18/24	JPM	COP	400,000	100,007	95,138	—	(4,869)

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/18/24	JPM	COP	365,311	$91,154	$86,888	$—	$(4,266)
Expiring 09/18/24	JPM	COP	365,311	91,384	86,888	—	(4,496)
Expiring 09/18/24	JPM	COP	334,821	79,701	79,636	—	(65)
Expiring 09/18/24	JPM	COP	334,821	79,417	79,636	219	—
Expiring 09/18/24	JPM	COP	323,529	80,802	76,951	—	(3,851)
Expiring 09/18/24	JPM	COP	318,137	79,376	75,668	—	(3,708)
Expiring 09/18/24	JPM	COP	316,789	79,079	75,347	—	(3,732)
Expiring 09/18/24	JPM	COP	182,655	46,105	43,444	—	(2,661)
Expiring 09/18/24	JPM	COP	182,655	46,324	43,444	—	(2,880)
Expiring 09/18/24	JPM	COP	182,655	46,434	43,444	—	(2,990)
Expiring 09/18/24	JPM	COP	182,655	46,382	43,444	—	(2,938)
Expiring 09/18/24	JPM	COP	182,655	46,434	43,444	—	(2,990)
Expiring 09/18/24	JPM	COP	182,655	46,626	43,444	—	(3,182)
Expiring 09/18/24	JPM	COP	182,655	46,058	43,444	—	(2,614)
Expiring 09/18/24	JPM	COP	182,655	46,626	43,444	—	(3,182)
Expiring 09/18/24	JPM	COP	155,518	37,019	36,989	—	(30)
Expiring 09/18/24	JPM	COP	155,518	36,844	36,989	145	—
Expiring 09/18/24	JPM	COP	155,518	37,139	36,990	—	(149)
Expiring 09/18/24	JPM	COP	152,344	36,255	36,234	—	(21)
Expiring 09/18/24	JPM	COP	141,544	35,344	33,666	—	(1,678)
Expiring 09/18/24	JPM	COP	80,357	19,118	19,113	—	(5)
Expiring 09/18/24	JPM	COP	31,104	7,399	7,398	—	(1)
Czech Koruna,
Expiring 09/18/24	CITI	CZK	15,500	674,762	663,852	—	(10,910)
Expiring 09/18/24	CITI	CZK	4,000	173,635	171,317	—	(2,318)
Expiring 09/18/24	CITI	CZK	3,500	153,570	149,902	—	(3,668)
Expiring 09/18/24	JPM	CZK	15,500	674,759	663,852	—	(10,907)
Expiring 09/18/24	JPM	CZK	4,000	173,634	171,317	—	(2,317)
Expiring 09/18/24	JPM	CZK	3,500	153,569	149,902	—	(3,667)
Euro,
Expiring 09/18/24	CITI	EUR	35	37,995	37,411	—	(584)
Expiring 09/18/24	CITI	EUR	35	38,034	37,411	—	(623)
Expiring 09/18/24	CITI	EUR	31	33,936	33,380	—	(556)
Expiring 09/18/24	CITI	EUR	31	33,942	33,380	—	(562)
Expiring 09/18/24	CITI	EUR	19	20,484	20,267	—	(217)
Expiring 09/18/24	CITI	EUR	19	20,596	20,321	—	(275)
Expiring 09/18/24	CITI	EUR	19	20,199	19,921	—	(278)
Expiring 09/18/24	CITI	EUR	18	19,595	19,331	—	(264)
Expiring 09/18/24	CITI	EUR	18	20,106	19,885	—	(221)
Expiring 09/18/24	CITI	EUR	18	19,676	19,425	—	(251)
Expiring 09/18/24	CITI	EUR	3	3,280	3,226	—	(54)
Expiring 09/18/24	CITI	EUR	3	3,283	3,225	—	(58)
Expiring 09/18/24	CITI	EUR	3	3,225	3,226	1	—
Expiring 09/18/24	CITI	EUR	2	1,620	1,613	—	(7)
Expiring 09/18/24	CITI	EUR	1	1,094	1,075	—	(19)
Expiring 09/18/24	CITI	EUR	1	1,081	1,075	—	(6)
Expiring 09/18/24	JPM	EUR	35	37,995	37,411	—	(584)
Expiring 09/18/24	JPM	EUR	35	38,033	37,411	—	(622)
Expiring 09/18/24	JPM	EUR	31	33,942	33,381	—	(561)
Expiring 09/18/24	JPM	EUR	31	33,936	33,380	—	(556)
Expiring 09/18/24	JPM	EUR	19	20,199	19,921	—	(278)
Expiring 09/18/24	JPM	EUR	19	20,596	20,321	—	(275)
Expiring 09/18/24	JPM	EUR	19	20,484	20,267	—	(217)
Expiring 09/18/24	JPM	EUR	18	19,676	19,425	—	(251)
Expiring 09/18/24	JPM	EUR	18	19,595	19,331	—	(264)

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/18/24	JPM	EUR	18	$20,106	$19,885	$—	$(221)
Expiring 09/18/24	JPM	EUR	3	3,280	3,226	—	(54)
Expiring 09/18/24	JPM	EUR	3	3,225	3,226	1	—
Expiring 09/18/24	JPM	EUR	3	3,283	3,225	—	(58)
Expiring 09/18/24	JPM	EUR	2	1,620	1,613	—	(7)
Expiring 09/18/24	JPM	EUR	1	1,094	1,075	—	(19)
Expiring 09/18/24	JPM	EUR	1	1,081	1,075	—	(6)
Hong Kong Dollar,
Expiring 09/19/24	CITI	HKD	4,636	595,355	594,972	—	(383)
Expiring 09/19/24	CITI	HKD	4,523	581,053	580,576	—	(477)
Expiring 09/19/24	CITI	HKD	4,523	581,090	580,576	—	(514)
Expiring 09/19/24	CITI	HKD	2,846	365,268	365,224	—	(44)
Expiring 09/19/24	CITI	HKD	2,448	314,001	314,151	150	—
Expiring 09/19/24	CITI	HKD	2,448	314,014	314,151	137	—
Expiring 09/19/24	CITI	HKD	1,182	151,744	151,711	—	(33)
Expiring 09/19/24	CITI	HKD	700	89,785	89,782	—	(3)
Expiring 09/19/24	CITI	HKD	550	70,528	70,529	1	—
Expiring 09/19/24	CITI	HKD	315	40,472	40,431	—	(41)
Expiring 09/19/24	CITI	HKD	259	33,219	33,243	24	—
Expiring 09/19/24	CITI	HKD	169	21,632	21,627	—	(5)
Expiring 09/19/24	CITI	HKD	42	5,327	5,326	—	(1)
Expiring 09/19/24	CITI	HKD	22	2,760	2,759	—	(1)
Expiring 09/19/24	JPM	HKD	4,636	595,352	594,972	—	(380)
Expiring 09/19/24	JPM	HKD	4,523	581,087	580,576	—	(511)
Expiring 09/19/24	JPM	HKD	4,523	581,050	580,576	—	(474)
Expiring 09/19/24	JPM	HKD	2,846	365,266	365,224	—	(42)
Expiring 09/19/24	JPM	HKD	2,448	314,012	314,151	139	—
Expiring 09/19/24	JPM	HKD	2,448	313,999	314,151	152	—
Expiring 09/19/24	JPM	HKD	1,182	151,743	151,711	—	(32)
Expiring 09/19/24	JPM	HKD	700	89,784	89,781	—	(3)
Expiring 09/19/24	JPM	HKD	550	70,527	70,529	2	—
Expiring 09/19/24	JPM	HKD	315	40,472	40,431	—	(41)
Expiring 09/19/24	JPM	HKD	259	33,219	33,243	24	—
Expiring 09/19/24	JPM	HKD	169	21,632	21,627	—	(5)
Expiring 09/19/24	JPM	HKD	42	5,327	5,326	—	(1)
Expiring 09/19/24	JPM	HKD	22	2,760	2,759	—	(1)
Hungarian Forint,
Expiring 09/18/24	CITI	HUF	145,231	404,636	392,655	—	(11,981)
Expiring 09/18/24	CITI	HUF	132,494	366,173	358,218	—	(7,955)
Expiring 09/18/24	CITI	HUF	129,698	358,051	350,661	—	(7,390)
Expiring 09/18/24	CITI	HUF	129,589	360,144	350,366	—	(9,778)
Expiring 09/18/24	CITI	HUF	126,792	350,737	342,803	—	(7,934)
Expiring 09/18/24	CITI	HUF	125,865	351,606	340,297	—	(11,309)
Expiring 09/18/24	CITI	HUF	123,849	342,970	334,845	—	(8,125)
Expiring 09/18/24	CITI	HUF	122,685	338,445	331,699	—	(6,746)
Expiring 09/18/24	CITI	HUF	35,000	95,047	94,628	—	(419)
Expiring 09/18/24	CITI	HUF	21,055	58,263	56,926	—	(1,337)
Expiring 09/18/24	CITI	HUF	18,258	50,768	49,363	—	(1,405)
Expiring 09/18/24	CITI	HUF	18,149	50,111	49,068	—	(1,043)
Expiring 09/18/24	CITI	HUF	15,353	42,450	41,511	—	(939)
Expiring 09/18/24	CITI	HUF	11,829	32,709	31,981	—	(728)
Expiring 09/18/24	CITI	HUF	10,665	29,587	28,835	—	(752)
Expiring 09/18/24	CITI	HUF	8,649	24,129	23,383	—	(746)
Expiring 09/18/24	CITI	HUF	4,045	11,297	10,937	—	(360)
Expiring 09/18/24	JPM	HUF	145,231	404,634	392,655	—	(11,979)

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 09/18/24	JPM	HUF	132,494	$366,171	$358,218	$—	$(7,953)
Expiring 09/18/24	JPM	HUF	129,698	358,049	350,661	—	(7,388)
Expiring 09/18/24	JPM	HUF	129,589	360,142	350,366	—	(9,776)
Expiring 09/18/24	JPM	HUF	126,792	350,736	342,804	—	(7,932)
Expiring 09/18/24	JPM	HUF	125,865	351,604	340,297	—	(11,307)
Expiring 09/18/24	JPM	HUF	123,849	342,968	334,845	—	(8,123)
Expiring 09/18/24	JPM	HUF	122,685	338,444	331,700	—	(6,744)
Expiring 09/18/24	JPM	HUF	35,000	95,046	94,628	—	(418)
Expiring 09/18/24	JPM	HUF	21,055	58,263	56,926	—	(1,337)
Expiring 09/18/24	JPM	HUF	18,258	50,768	49,363	—	(1,405)
Expiring 09/18/24	JPM	HUF	18,149	50,110	49,068	—	(1,042)
Expiring 09/18/24	JPM	HUF	15,353	42,450	41,511	—	(939)
Expiring 09/18/24	JPM	HUF	11,829	32,709	31,981	—	(728)
Expiring 09/18/24	JPM	HUF	10,665	29,587	28,835	—	(752)
Expiring 09/18/24	JPM	HUF	8,649	24,129	23,383	—	(746)
Expiring 09/18/24	JPM	HUF	4,045	11,297	10,937	—	(360)
Indian Rupee,
Expiring 09/18/24	CITI	INR	55,750	666,908	666,908	—	—
Expiring 09/18/24	CITI	INR	55,750	666,197	666,908	711	—
Expiring 09/18/24	CITI	INR	55,750	666,808	666,908	100	—
Expiring 09/18/24	CITI	INR	55,750	666,757	666,908	151	—
Expiring 09/18/24	CITI	INR	55,750	668,788	666,908	—	(1,880)
Expiring 09/18/24	CITI	INR	55,750	665,928	666,908	980	—
Expiring 09/18/24	CITI	INR	55,750	665,752	666,908	1,156	—
Expiring 09/18/24	CITI	INR	55,750	666,932	666,908	—	(24)
Expiring 09/18/24	CITI	INR	55,750	665,610	666,908	1,298	—
Expiring 09/18/24	CITI	INR	55,750	668,949	666,908	—	(2,041)
Expiring 09/18/24	CITI	INR	55,750	666,939	666,908	—	(31)
Expiring 09/18/24	CITI	INR	55,750	665,654	666,908	1,254	—
Expiring 09/18/24	CITI	INR	38,250	456,908	457,564	656	—
Expiring 09/18/24	CITI	INR	38,250	456,807	457,564	757	—
Expiring 09/18/24	JPM	INR	55,750	665,607	666,908	1,301	—
Expiring 09/18/24	JPM	INR	55,750	665,749	666,908	1,159	—
Expiring 09/18/24	JPM	INR	55,750	668,946	666,909	—	(2,037)
Expiring 09/18/24	JPM	INR	55,750	666,753	666,908	155	—
Expiring 09/18/24	JPM	INR	55,750	666,935	666,908	—	(27)
Expiring 09/18/24	JPM	INR	55,750	665,651	666,908	1,257	—
Expiring 09/18/24	JPM	INR	55,750	666,804	666,908	104	—
Expiring 09/18/24	JPM	INR	55,750	666,194	666,908	714	—
Expiring 09/18/24	JPM	INR	55,750	666,905	666,908	3	—
Expiring 09/18/24	JPM	INR	55,750	668,785	666,908	—	(1,877)
Expiring 09/18/24	JPM	INR	55,750	665,925	666,908	983	—
Expiring 09/18/24	JPM	INR	55,750	666,929	666,908	—	(21)
Expiring 09/18/24	JPM	INR	38,250	456,804	457,563	759	—
Expiring 09/18/24	JPM	INR	38,250	456,905	457,563	658	—
Indonesian Rupiah,
Expiring 09/18/24	CITI	IDR	1,351,831	83,022	82,502	—	(520)
Expiring 09/18/24	CITI	IDR	1,351,831	83,104	82,502	—	(602)
Expiring 09/18/24	CITI	IDR	1,166,725	71,737	71,205	—	(532)
Expiring 09/18/24	CITI	IDR	1,166,725	71,745	71,205	—	(540)
Expiring 09/18/24	CITI	IDR	1,166,550	71,684	71,194	—	(490)
Expiring 09/18/24	CITI	IDR	675,916	41,480	41,251	—	(229)
Expiring 09/18/24	CITI	IDR	675,916	41,712	41,251	—	(461)
Expiring 09/18/24	CITI	IDR	675,916	41,475	41,251	—	(224)
Expiring 09/18/24	CITI	IDR	675,916	41,712	41,251	—	(461)

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/18/24	JPM	IDR	1,351,831	$83,021	$82,501	$—	$(520)
Expiring 09/18/24	JPM	IDR	1,351,831	83,103	82,502	—	(601)
Expiring 09/18/24	JPM	IDR	1,166,725	71,745	71,205	—	(540)
Expiring 09/18/24	JPM	IDR	1,166,725	71,737	71,205	—	(532)
Expiring 09/18/24	JPM	IDR	1,166,550	71,684	71,195	—	(489)
Expiring 09/18/24	JPM	IDR	675,916	41,730	41,251	—	(479)
Expiring 09/18/24	JPM	IDR	675,916	41,711	41,251	—	(460)
Expiring 09/18/24	JPM	IDR	675,916	41,475	41,251	—	(224)
Expiring 09/18/24	JPM	IDR	675,916	41,494	41,251	—	(243)
Israeli Shekel,
Expiring 09/18/24	CITI	ILS	2,136	572,505	567,569	—	(4,936)
Expiring 09/18/24	JPM	ILS	2,136	572,502	567,568	—	(4,934)
Mexican Peso,
Expiring 09/18/24	CITI	MXN	26,500	1,461,827	1,430,151	—	(31,676)
Expiring 09/18/24	CITI	MXN	9,500	506,970	512,696	5,726	—
Expiring 09/18/24	CITI	MXN	7,538	403,986	406,783	2,797	—
Expiring 09/18/24	CITI	MXN	7,538	400,956	406,783	5,827	—
Expiring 09/18/24	CITI	MXN	7,500	395,291	404,759	9,468	—
Expiring 09/18/24	CITI	MXN	7,425	397,141	400,712	3,571	—
Expiring 09/18/24	CITI	MXN	6,500	383,240	350,792	—	(32,448)
Expiring 09/18/24	CITI	MXN	4,369	252,563	235,781	—	(16,782)
Expiring 09/18/24	CITI	MXN	4,369	252,016	235,782	—	(16,234)
Expiring 09/18/24	CITI	MXN	4,252	245,892	229,487	—	(16,405)
Expiring 09/18/24	CITI	MXN	4,252	246,563	229,487	—	(17,076)
Expiring 09/18/24	CITI	MXN	3,500	195,538	188,888	—	(6,650)
Expiring 09/18/24	CITI	MXN	3,000	173,780	161,904	—	(11,876)
Expiring 09/18/24	CITI	MXN	2,000	104,394	107,936	3,542	—
Expiring 09/18/24	CITI	MXN	2,000	104,760	107,936	3,176	—
Expiring 09/18/24	JPM	MXN	26,500	1,461,819	1,430,150	—	(31,669)
Expiring 09/18/24	JPM	MXN	9,500	506,967	512,695	5,728	—
Expiring 09/18/24	JPM	MXN	7,538	403,984	406,783	2,799	—
Expiring 09/18/24	JPM	MXN	7,538	400,954	406,783	5,829	—
Expiring 09/18/24	JPM	MXN	7,500	395,289	404,759	9,470	—
Expiring 09/18/24	JPM	MXN	7,425	397,139	400,712	3,573	—
Expiring 09/18/24	JPM	MXN	6,500	383,238	350,792	—	(32,446)
Expiring 09/18/24	JPM	MXN	4,369	252,562	235,782	—	(16,780)
Expiring 09/18/24	JPM	MXN	4,369	252,014	235,782	—	(16,232)
Expiring 09/18/24	JPM	MXN	4,252	246,562	229,487	—	(17,075)
Expiring 09/18/24	JPM	MXN	4,252	245,891	229,488	—	(16,403)
Expiring 09/18/24	JPM	MXN	3,500	195,537	188,888	—	(6,649)
Expiring 09/18/24	JPM	MXN	3,000	173,779	161,904	—	(11,875)
Expiring 09/18/24	JPM	MXN	2,000	104,759	107,936	3,177	—
Expiring 09/18/24	JPM	MXN	2,000	104,393	107,936	3,543	—
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	27,386	850,005	845,023	—	(4,982)
Expiring 09/18/24	CITI	TWD	27,386	854,407	845,023	—	(9,384)
Expiring 09/18/24	CITI	TWD	27,386	849,899	845,023	—	(4,876)
Expiring 09/18/24	CITI	TWD	27,386	849,715	845,023	—	(4,692)
Expiring 09/18/24	CITI	TWD	27,386	847,742	845,023	—	(2,719)
Expiring 09/18/24	CITI	TWD	27,386	851,300	845,023	—	(6,277)
Expiring 09/18/24	CITI	TWD	17,000	527,628	524,552	—	(3,076)
Expiring 09/18/24	CITI	TWD	13,693	427,644	422,512	—	(5,132)
Expiring 09/18/24	CITI	TWD	13,693	427,157	422,512	—	(4,645)
Expiring 09/18/24	CITI	TWD	11,667	360,393	360,004	—	(389)
Expiring 09/18/24	CITI	TWD	5,833	180,349	179,975	—	(374)

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/24	CITI	TWD	1,667	$51,792	$51,429	$—	$(363)
Expiring 09/18/24	CITI	TWD	1,667	51,759	51,429	—	(330)
Expiring 09/18/24	CITI	TWD	1,666	51,728	51,422	—	(306)
Expiring 09/18/24	CITI	TWD	1,333	41,559	41,137	—	(422)
Expiring 09/18/24	CITI	TWD	1,333	41,570	41,143	—	(427)
Expiring 09/18/24	CITI	TWD	1,333	41,586	41,143	—	(443)
Expiring 09/18/24	CITI	TWD	1,000	30,955	30,856	—	(99)
Expiring 09/18/24	CITI	TWD	1,000	31,002	30,856	—	(146)
Expiring 09/18/24	CITI	TWD	500	15,516	15,428	—	(88)
Expiring 09/18/24	CITI	TWD	500	15,564	15,428	—	(136)
Expiring 09/18/24	JPM	TWD	27,386	849,711	845,023	—	(4,688)
Expiring 09/18/24	JPM	TWD	27,386	850,001	845,023	—	(4,978)
Expiring 09/18/24	JPM	TWD	27,386	851,295	845,023	—	(6,272)
Expiring 09/18/24	JPM	TWD	27,386	847,738	845,023	—	(2,715)
Expiring 09/18/24	JPM	TWD	27,386	849,895	845,023	—	(4,872)
Expiring 09/18/24	JPM	TWD	27,386	854,403	845,023	—	(9,380)
Expiring 09/18/24	JPM	TWD	17,000	527,625	524,551	—	(3,074)
Expiring 09/18/24	JPM	TWD	13,693	427,155	422,512	—	(4,643)
Expiring 09/18/24	JPM	TWD	13,693	427,642	422,512	—	(5,130)
Expiring 09/18/24	JPM	TWD	11,667	360,391	360,004	—	(387)
Expiring 09/18/24	JPM	TWD	5,833	180,349	179,976	—	(373)
Expiring 09/18/24	JPM	TWD	1,667	51,728	51,422	—	(306)
Expiring 09/18/24	JPM	TWD	1,667	51,759	51,429	—	(330)
Expiring 09/18/24	JPM	TWD	1,667	51,791	51,429	—	(362)
Expiring 09/18/24	JPM	TWD	1,333	41,586	41,144	—	(442)
Expiring 09/18/24	JPM	TWD	1,333	41,570	41,143	—	(427)
Expiring 09/18/24	JPM	TWD	1,333	41,559	41,137	—	(422)
Expiring 09/18/24	JPM	TWD	1,000	30,955	30,856	—	(99)
Expiring 09/18/24	JPM	TWD	1,000	31,002	30,856	—	(146)
Expiring 09/18/24	JPM	TWD	500	15,516	15,428	—	(88)
Expiring 09/18/24	JPM	TWD	500	15,564	15,428	—	(136)
Peruvian Nuevo Sol,
Expiring 09/18/24	CITI	PEN	12	3,042	2,992	—	(50)
Expiring 09/18/24	CITI	PEN	5	1,326	1,301	—	(25)
Expiring 09/18/24	CITI	PEN	2	399	391	—	(8)
Expiring 09/18/24	JPM	PEN	12	3,042	2,992	—	(50)
Expiring 09/18/24	JPM	PEN	5	1,326	1,301	—	(25)
Expiring 09/18/24	JPM	PEN	2	399	391	—	(8)
Polish Zloty,
Expiring 09/18/24	CITI	PLN	7	1,599	1,613	14	—
Expiring 09/18/24	JPM	PLN	7	1,599	1,613	14	—
Saudi Arabian Riyal,
Expiring 09/18/24	CITI	SAR	1,172	312,264	312,283	19	—
Expiring 09/18/24	CITI	SAR	928	247,342	247,364	22	—
Expiring 09/18/24	CITI	SAR	829	220,739	220,734	—	(5)
Expiring 09/18/24	CITI	SAR	298	79,397	79,395	—	(2)
Expiring 09/18/24	CITI	SAR	260	69,141	69,138	—	(3)
Expiring 09/18/24	CITI	SAR	221	58,878	58,880	2	—
Expiring 09/18/24	CITI	SAR	187	49,828	49,822	—	(6)
Expiring 09/18/24	CITI	SAR	178	47,289	47,291	2	—
Expiring 09/18/24	CITI	SAR	177	47,028	47,024	—	(4)
Expiring 09/18/24	CITI	SAR	159	42,227	42,229	2	—
Expiring 09/18/24	CITI	SAR	140	37,168	37,167	—	(1)
Expiring 09/18/24	CITI	SAR	34	9,058	9,059	1	—
Expiring 09/18/24	CITI	SAR	26	6,794	6,794	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Saudi Arabian Riyal (cont’d.),
Expiring 09/18/24	CITI	SAR	23	$5,995	$5,995	$—	$—
Expiring 09/18/24	CITI	SAR	18	4,796	4,796	—	—
Expiring 09/18/24	CITI	SAR	9	2,398	2,398	—	—
Expiring 09/18/24	JPM	SAR	1,173	312,390	312,410	20	—
Expiring 09/18/24	JPM	SAR	929	247,442	247,465	23	—
Expiring 09/18/24	JPM	SAR	828	220,737	220,733	—	(4)
Expiring 09/18/24	JPM	SAR	298	79,396	79,394	—	(2)
Expiring 09/18/24	JPM	SAR	260	69,140	69,137	—	(3)
Expiring 09/18/24	JPM	SAR	221	58,878	58,881	3	—
Expiring 09/18/24	JPM	SAR	187	49,827	49,822	—	(5)
Expiring 09/18/24	JPM	SAR	177	47,288	47,291	3	—
Expiring 09/18/24	JPM	SAR	176	47,027	47,023	—	(4)
Expiring 09/18/24	JPM	SAR	159	42,226	42,228	2	—
Expiring 09/18/24	JPM	SAR	139	37,167	37,166	—	(1)
Expiring 09/18/24	JPM	SAR	34	9,058	9,059	1	—
Expiring 09/18/24	JPM	SAR	26	6,793	6,793	—	—
Expiring 09/18/24	JPM	SAR	22	5,995	5,995	—	—
Expiring 09/18/24	JPM	SAR	18	4,796	4,796	—	—
Expiring 09/18/24	JPM	SAR	9	2,398	2,398	—	—
Singapore Dollar,
Expiring 09/18/24	CITI	SGD	1,071	799,589	792,875	—	(6,714)
Expiring 09/18/24	CITI	SGD	54	40,325	39,977	—	(348)
Expiring 09/18/24	CITI	SGD	3	2,229	2,221	—	(8)
Expiring 09/18/24	JPM	SGD	1,071	799,585	792,875	—	(6,710)
Expiring 09/18/24	JPM	SGD	54	40,325	39,977	—	(348)
Expiring 09/18/24	JPM	SGD	3	2,229	2,221	—	(8)
South African Rand,
Expiring 09/18/24	CITI	ZAR	1,000	52,526	54,623	2,097	—
Expiring 09/18/24	JPM	ZAR	1,000	52,526	54,623	2,097	—
South Korean Won,
Expiring 09/19/24	CITI	KRW	958,248	702,149	697,472	—	(4,677)
Expiring 09/19/24	CITI	KRW	958,248	702,190	697,471	—	(4,719)
Expiring 09/19/24	CITI	KRW	452,250	326,985	329,176	2,191	—
Expiring 09/19/24	CITI	KRW	445,500	322,137	324,262	2,125	—
Expiring 09/19/24	CITI	KRW	425,250	307,301	309,523	2,222	—
Expiring 09/19/24	CITI	KRW	249,750	180,578	181,783	1,205	—
Expiring 09/19/24	CITI	KRW	226,125	163,727	164,587	860	—
Expiring 09/19/24	CITI	KRW	226,125	163,734	164,588	854	—
Expiring 09/19/24	CITI	KRW	225,000	162,574	163,769	1,195	—
Expiring 09/19/24	CITI	KRW	80,000	58,302	58,228	—	(74)
Expiring 09/19/24	CITI	KRW	50,000	36,527	36,393	—	(134)
Expiring 09/19/24	CITI	KRW	10,000	7,278	7,279	1	—
Expiring 09/19/24	CITI	KRW	10,000	7,283	7,279	—	(4)
Expiring 09/19/24	JPM	KRW	958,248	702,187	697,472	—	(4,715)
Expiring 09/19/24	JPM	KRW	958,248	702,145	697,471	—	(4,674)
Expiring 09/19/24	JPM	KRW	452,250	326,983	329,175	2,192	—
Expiring 09/19/24	JPM	KRW	445,500	322,136	324,263	2,127	—
Expiring 09/19/24	JPM	KRW	425,250	307,300	309,523	2,223	—
Expiring 09/19/24	JPM	KRW	249,750	180,577	181,783	1,206	—
Expiring 09/19/24	JPM	KRW	226,125	163,727	164,588	861	—
Expiring 09/19/24	JPM	KRW	226,125	163,732	164,587	855	—
Expiring 09/19/24	JPM	KRW	225,000	162,573	163,769	1,196	—
Expiring 09/19/24	JPM	KRW	80,000	58,302	58,229	—	(73)
Expiring 09/19/24	JPM	KRW	50,000	36,526	36,393	—	(133)
Expiring 09/19/24	JPM	KRW	10,000	7,283	7,279	—	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/19/24	JPM	KRW	10,000	$7,278	$7,279	$1	$—
Thai Baht,
Expiring 09/18/24	CITI	THB	6,786	186,612	186,140	—	(472)
Expiring 09/18/24	CITI	THB	6,702	182,956	183,854	898	—
Expiring 09/18/24	CITI	THB	6,502	178,365	178,368	3	—
Expiring 09/18/24	CITI	THB	6,377	175,700	174,939	—	(761)
Expiring 09/18/24	CITI	THB	6,377	176,168	174,939	—	(1,229)
Expiring 09/18/24	CITI	THB	6,377	175,660	174,939	—	(721)
Expiring 09/18/24	CITI	THB	6,377	176,310	174,938	—	(1,372)
Expiring 09/18/24	CITI	THB	2,000	54,746	54,862	116	—
Expiring 09/18/24	CITI	THB	500	13,616	13,716	100	—
Expiring 09/18/24	CITI	THB	500	13,724	13,715	—	(9)
Expiring 09/18/24	CITI	THB	500	13,685	13,716	31	—
Expiring 09/18/24	CITI	THB	500	13,734	13,715	—	(19)
Expiring 09/18/24	CITI	THB	500	13,723	13,715	—	(8)
Expiring 09/18/24	JPM	THB	6,786	186,611	186,140	—	(471)
Expiring 09/18/24	JPM	THB	6,702	182,955	183,854	899	—
Expiring 09/18/24	JPM	THB	6,502	178,364	178,367	3	—
Expiring 09/18/24	JPM	THB	6,377	176,167	174,939	—	(1,228)
Expiring 09/18/24	JPM	THB	6,377	176,310	174,939	—	(1,371)
Expiring 09/18/24	JPM	THB	6,377	175,659	174,939	—	(720)
Expiring 09/18/24	JPM	THB	6,377	175,699	174,939	—	(760)
Expiring 09/18/24	JPM	THB	2,000	54,746	54,862	116	—
Expiring 09/18/24	JPM	THB	500	13,734	13,715	—	(19)
Expiring 09/18/24	JPM	THB	500	13,616	13,716	100	—
Expiring 09/18/24	JPM	THB	500	13,723	13,716	—	(7)
Expiring 09/18/24	JPM	THB	500	13,724	13,715	—	(9)
Expiring 09/18/24	JPM	THB	500	13,685	13,716	31	—

				$84,508,219	$83,599,236	111,674	(1,020,657)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/18/24	CITI	BRL	561	$103,916	$99,417	$4,499	$—
Expiring 09/18/24	CITI	BRL	555	103,968	98,289	5,679	—
Expiring 09/18/24	CITI	BRL	399	73,420	70,641	2,779	—
Expiring 09/18/24	CITI	BRL	392	72,409	69,461	2,948	—
Expiring 09/18/24	CITI	BRL	392	71,851	69,460	2,391	—
Expiring 09/18/24	CITI	BRL	392	71,779	69,461	2,318	—
Expiring 09/18/24	CITI	BRL	392	72,449	69,461	2,988	—
Expiring 09/18/24	CITI	BRL	362	68,106	64,152	3,954	—
Expiring 09/18/24	CITI	BRL	347	64,168	61,544	2,624	—
Expiring 09/18/24	CITI	BRL	344	64,636	60,939	3,697	—
Expiring 09/18/24	CITI	BRL	307	56,780	54,443	2,337	—
Expiring 09/18/24	CITI	BRL	307	56,869	54,443	2,426	—
Expiring 09/18/24	CITI	BRL	296	54,582	52,476	2,106	—
Expiring 09/18/24	CITI	BRL	294	54,311	52,076	2,235	—
Expiring 09/18/24	CITI	BRL	290	53,517	51,404	2,113	—
Expiring 09/18/24	CITI	BRL	272	50,296	48,288	2,008	—
Expiring 09/18/24	CITI	BRL	251	46,228	44,403	1,825	—
Expiring 09/18/24	CITI	BRL	251	46,286	44,402	1,884	—
Expiring 09/18/24	CITI	BRL	244	45,652	43,247	2,405	—

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/18/24	CITI	BRL	244	$44,810	$43,192	$1,618	$—
Expiring 09/18/24	CITI	BRL	244	45,000	43,192	1,808	—
Expiring 09/18/24	CITI	BRL	239	44,393	42,385	2,008	—
Expiring 09/18/24	CITI	BRL	237	44,486	42,067	2,419	—
Expiring 09/18/24	CITI	BRL	237	44,540	42,067	2,473	—
Expiring 09/18/24	CITI	BRL	233	43,663	41,281	2,382	—
Expiring 09/18/24	CITI	BRL	227	42,607	40,298	2,309	—
Expiring 09/18/24	CITI	BRL	226	42,687	40,101	2,586	—
Expiring 09/18/24	CITI	BRL	204	38,232	36,086	2,146	—
Expiring 09/18/24	CITI	BRL	181	34,077	32,076	2,001	—
Expiring 09/18/24	CITI	BRL	173	32,452	30,739	1,713	—
Expiring 09/18/24	CITI	BRL	166	30,995	29,403	1,592	—
Expiring 09/18/24	CITI	BRL	161	30,342	28,601	1,741	—
Expiring 09/18/24	CITI	BRL	150	28,228	26,541	1,687	—
Expiring 09/18/24	CITI	BRL	115	21,222	20,357	865	—
Expiring 09/18/24	CITI	BRL	102	19,023	17,993	1,030	—
Expiring 09/18/24	CITI	BRL	102	19,068	17,992	1,076	—
Expiring 09/18/24	CITI	BRL	101	18,582	17,850	732	—
Expiring 09/18/24	CITI	BRL	101	18,581	17,849	732	—
Expiring 09/18/24	CITI	BRL	83	15,629	14,702	927	—
Expiring 09/18/24	CITI	BRL	83	15,617	14,702	915	—
Expiring 09/18/24	CITI	BRL	83	15,278	14,708	570	—
Expiring 09/18/24	CITI	BRL	68	12,785	12,029	756	—
Expiring 09/18/24	CITI	BRL	68	12,803	12,029	774	—
Expiring 09/18/24	JPM	BRL	561	103,916	99,416	4,500	—
Expiring 09/18/24	JPM	BRL	555	103,968	98,289	5,679	—
Expiring 09/18/24	JPM	BRL	399	73,420	70,641	2,779	—
Expiring 09/18/24	JPM	BRL	392	71,779	69,460	2,319	—
Expiring 09/18/24	JPM	BRL	392	71,851	69,460	2,391	—
Expiring 09/18/24	JPM	BRL	392	72,449	69,460	2,989	—
Expiring 09/18/24	JPM	BRL	392	72,409	69,460	2,949	—
Expiring 09/18/24	JPM	BRL	362	68,107	64,152	3,955	—
Expiring 09/18/24	JPM	BRL	347	64,168	61,544	2,624	—
Expiring 09/18/24	JPM	BRL	344	64,637	60,939	3,698	—
Expiring 09/18/24	JPM	BRL	307	56,869	54,442	2,427	—
Expiring 09/18/24	JPM	BRL	307	56,780	54,443	2,337	—
Expiring 09/18/24	JPM	BRL	296	54,583	52,476	2,107	—
Expiring 09/18/24	JPM	BRL	294	54,311	52,075	2,236	—
Expiring 09/18/24	JPM	BRL	290	53,518	51,405	2,113	—
Expiring 09/18/24	JPM	BRL	272	50,296	48,288	2,008	—
Expiring 09/18/24	JPM	BRL	251	46,288	44,403	1,885	—
Expiring 09/18/24	JPM	BRL	251	46,228	44,403	1,825	—
Expiring 09/18/24	JPM	BRL	244	45,000	43,191	1,809	—
Expiring 09/18/24	JPM	BRL	244	44,810	43,192	1,618	—
Expiring 09/18/24	JPM	BRL	244	45,652	43,247	2,405	—
Expiring 09/18/24	JPM	BRL	239	44,393	42,385	2,008	—
Expiring 09/18/24	JPM	BRL	237	44,540	42,067	2,473	—
Expiring 09/18/24	JPM	BRL	237	44,486	42,067	2,419	—
Expiring 09/18/24	JPM	BRL	233	43,663	41,281	2,382	—
Expiring 09/18/24	JPM	BRL	227	42,607	40,298	2,309	—
Expiring 09/18/24	JPM	BRL	226	42,688	40,102	2,586	—
Expiring 09/18/24	JPM	BRL	204	38,232	36,086	2,146	—
Expiring 09/18/24	JPM	BRL	181	34,077	32,076	2,001	—
Expiring 09/18/24	JPM	BRL	173	32,452	30,739	1,713	—
Expiring 09/18/24	JPM	BRL	166	30,995	29,403	1,592	—

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/18/24	JPM	BRL	161	$30,342	$28,601	$1,741	$—
Expiring 09/18/24	JPM	BRL	150	28,228	26,541	1,687	—
Expiring 09/18/24	JPM	BRL	115	21,222	20,357	865	—
Expiring 09/18/24	JPM	BRL	102	19,023	17,993	1,030	—
Expiring 09/18/24	JPM	BRL	102	19,068	17,992	1,076	—
Expiring 09/18/24	JPM	BRL	101	18,582	17,850	732	—
Expiring 09/18/24	JPM	BRL	101	18,581	17,849	732	—
Expiring 09/18/24	JPM	BRL	83	15,617	14,702	915	—
Expiring 09/18/24	JPM	BRL	83	15,278	14,708	570	—
Expiring 09/18/24	JPM	BRL	83	15,629	14,702	927	—
Expiring 09/18/24	JPM	BRL	68	12,803	12,029	774	—
Expiring 09/18/24	JPM	BRL	68	12,785	12,028	757	—
Chilean Peso,
Expiring 09/23/24	CITI	CLP	78,349	86,411	83,211	3,200	—
Expiring 09/23/24	CITI	CLP	78,349	86,909	83,211	3,698	—
Expiring 09/23/24	CITI	CLP	75,957	83,837	80,670	3,167	—
Expiring 09/23/24	CITI	CLP	66,832	70,356	70,979	—	(623)
Expiring 09/23/24	CITI	CLP	66,832	70,441	70,978	—	(537)
Expiring 09/23/24	CITI	CLP	66,832	70,534	70,978	—	(444)
Expiring 09/23/24	CITI	CLP	66,832	70,441	70,978	—	(537)
Expiring 09/23/24	CITI	CLP	63,415	67,462	67,350	112	—
Expiring 09/23/24	CITI	CLP	63,415	67,830	67,350	480	—
Expiring 09/23/24	CITI	CLP	63,415	67,736	67,350	386	—
Expiring 09/23/24	CITI	CLP	63,415	67,369	67,350	19	—
Expiring 09/23/24	CITI	CLP	50,000	55,324	53,102	2,222	—
Expiring 09/23/24	CITI	CLP	49,320	53,930	52,380	1,550	—
Expiring 09/23/24	CITI	CLP	47,959	52,529	50,935	1,594	—
Expiring 09/23/24	CITI	CLP	47,619	52,185	50,574	1,611	—
Expiring 09/23/24	CITI	CLP	46,939	51,493	49,851	1,642	—
Expiring 09/23/24	CITI	CLP	46,939	51,581	49,852	1,729	—
Expiring 09/23/24	CITI	CLP	44,218	48,548	46,962	1,586	—
Expiring 09/23/24	CITI	CLP	33,019	35,171	35,068	103	—
Expiring 09/23/24	CITI	CLP	33,019	35,173	35,068	105	—
Expiring 09/23/24	CITI	CLP	33,019	35,089	35,068	21	—
Expiring 09/23/24	CITI	CLP	33,019	35,126	35,068	58	—
Expiring 09/23/24	CITI	CLP	26,975	29,298	28,649	649	—
Expiring 09/23/24	CITI	CLP	25,048	27,196	26,602	594	—
Expiring 09/23/24	CITI	CLP	24,085	26,158	25,580	578	—
Expiring 09/23/24	CITI	CLP	23,892	25,976	25,374	602	—
Expiring 09/23/24	CITI	CLP	19,512	20,771	20,723	48	—
Expiring 09/23/24	CITI	CLP	19,512	20,857	20,723	134	—
Expiring 09/23/24	CITI	CLP	17,344	19,128	18,420	708	—
Expiring 09/23/24	CITI	CLP	17,007	18,691	18,062	629	—
Expiring 09/23/24	CITI	CLP	16,337	17,221	17,350	—	(129)
Expiring 09/23/24	CITI	CLP	16,337	17,190	17,350	—	(160)
Expiring 09/23/24	CITI	CLP	8,962	9,526	9,519	7	—
Expiring 09/23/24	CITI	CLP	8,962	9,527	9,519	8	—
Expiring 09/23/24	CITI	CLP	7,317	7,775	7,771	4	—
Expiring 09/23/24	JPM	CLP	78,349	86,411	83,211	3,200	—
Expiring 09/23/24	JPM	CLP	78,349	86,909	83,210	3,699	—
Expiring 09/23/24	JPM	CLP	75,957	83,837	80,670	3,167	—
Expiring 09/23/24	JPM	CLP	66,832	70,356	70,978	—	(622)
Expiring 09/23/24	JPM	CLP	66,832	70,441	70,978	—	(537)
Expiring 09/23/24	JPM	CLP	66,832	70,441	70,978	—	(537)
Expiring 09/23/24	JPM	CLP	66,832	70,534	70,978	—	(444)

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/23/24	JPM	CLP	63,415	$67,830	$67,349	$481	$—
Expiring 09/23/24	JPM	CLP	63,415	67,462	67,349	113	—
Expiring 09/23/24	JPM	CLP	63,415	67,736	67,349	387	—
Expiring 09/23/24	JPM	CLP	63,415	67,369	67,349	20	—
Expiring 09/23/24	JPM	CLP	50,000	55,325	53,103	2,222	—
Expiring 09/23/24	JPM	CLP	49,320	53,931	52,380	1,551	—
Expiring 09/23/24	JPM	CLP	47,959	52,529	50,935	1,594	—
Expiring 09/23/24	JPM	CLP	47,619	52,185	50,574	1,611	—
Expiring 09/23/24	JPM	CLP	46,939	51,493	49,851	1,642	—
Expiring 09/23/24	JPM	CLP	46,939	51,581	49,851	1,730	—
Expiring 09/23/24	JPM	CLP	44,218	48,548	46,961	1,587	—
Expiring 09/23/24	JPM	CLP	33,019	35,126	35,067	59	—
Expiring 09/23/24	JPM	CLP	33,019	35,171	35,067	104	—
Expiring 09/23/24	JPM	CLP	33,019	35,173	35,068	105	—
Expiring 09/23/24	JPM	CLP	33,019	35,089	35,068	21	—
Expiring 09/23/24	JPM	CLP	26,975	29,298	28,649	649	—
Expiring 09/23/24	JPM	CLP	25,048	27,197	26,603	594	—
Expiring 09/23/24	JPM	CLP	24,085	26,158	25,580	578	—
Expiring 09/23/24	JPM	CLP	23,892	25,977	25,375	602	—
Expiring 09/23/24	JPM	CLP	19,512	20,857	20,723	134	—
Expiring 09/23/24	JPM	CLP	19,512	20,771	20,723	48	—
Expiring 09/23/24	JPM	CLP	17,344	19,129	18,421	708	—
Expiring 09/23/24	JPM	CLP	17,007	18,691	18,062	629	—
Expiring 09/23/24	JPM	CLP	16,337	17,190	17,350	—	(160)
Expiring 09/23/24	JPM	CLP	16,337	17,221	17,350	—	(129)
Expiring 09/23/24	JPM	CLP	8,962	9,526	9,519	7	—
Expiring 09/23/24	JPM	CLP	8,962	9,527	9,519	8	—
Expiring 09/23/24	JPM	CLP	7,317	7,775	7,771	4	—
Chinese Renminbi,
Expiring 09/19/24	CITI	CNH	4,388	605,905	604,849	1,056	—
Expiring 09/19/24	CITI	CNH	3,687	511,355	508,223	3,132	—
Expiring 09/19/24	CITI	CNH	3,195	443,804	440,420	3,384	—
Expiring 09/19/24	CITI	CNH	2,662	368,611	366,907	1,704	—
Expiring 09/19/24	CITI	CNH	1,615	224,073	222,571	1,502	—
Expiring 09/19/24	CITI	CNH	1,615	224,169	222,572	1,597	—
Expiring 09/19/24	CITI	CNH	1,109	153,681	152,884	797	—
Expiring 09/19/24	CITI	CNH	655	90,644	90,227	417	—
Expiring 09/19/24	CITI	CNH	603	83,611	83,153	458	—
Expiring 09/19/24	CITI	CNH	525	72,491	72,375	116	—
Expiring 09/19/24	CITI	CNH	427	59,252	58,814	438	—
Expiring 09/19/24	CITI	CNH	335	46,437	46,176	261	—
Expiring 09/19/24	CITI	CNH	219	30,425	30,191	234	—
Expiring 09/19/24	CITI	CNH	195	26,993	26,864	129	—
Expiring 09/19/24	CITI	CNH	192	26,472	26,435	37	—
Expiring 09/19/24	CITI	CNH	156	21,625	21,506	119	—
Expiring 09/19/24	CITI	CNH	71	9,785	9,788	—	(3)
Expiring 09/19/24	CITI	CNH	25	3,469	3,447	22	—
Expiring 09/19/24	CITI	CNH	3	417	414	3	—
Expiring 09/19/24	JPM	CNH	4,388	605,908	604,848	1,060	—
Expiring 09/19/24	JPM	CNH	3,687	511,358	508,223	3,135	—
Expiring 09/19/24	JPM	CNH	3,195	443,806	440,420	3,386	—
Expiring 09/19/24	JPM	CNH	2,662	368,613	366,907	1,706	—
Expiring 09/19/24	JPM	CNH	1,615	224,074	222,571	1,503	—
Expiring 09/19/24	JPM	CNH	1,615	224,169	222,570	1,599	—
Expiring 09/19/24	JPM	CNH	1,109	153,682	152,883	799	—

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/19/24	JPM	CNH	655	$90,645	$90,228	$417	$—
Expiring 09/19/24	JPM	CNH	603	83,611	83,153	458	—
Expiring 09/19/24	JPM	CNH	525	72,491	72,375	116	—
Expiring 09/19/24	JPM	CNH	427	59,252	58,814	438	—
Expiring 09/19/24	JPM	CNH	335	46,437	46,176	261	—
Expiring 09/19/24	JPM	CNH	219	30,425	30,191	234	—
Expiring 09/19/24	JPM	CNH	195	26,993	26,864	129	—
Expiring 09/19/24	JPM	CNH	192	26,473	26,435	38	—
Expiring 09/19/24	JPM	CNH	156	21,625	21,506	119	—
Expiring 09/19/24	JPM	CNH	71	9,785	9,788	—	(3)
Expiring 09/19/24	JPM	CNH	25	3,469	3,447	22	—
Expiring 09/19/24	JPM	CNH	3	416	413	3	—
Czech Koruna,
Expiring 09/18/24	CITI	CZK	17,079	750,425	731,482	18,943	—
Expiring 09/18/24	CITI	CZK	17,029	744,297	729,335	14,962	—
Expiring 09/18/24	CITI	CZK	16,763	739,378	717,934	21,444	—
Expiring 09/18/24	CITI	CZK	15,641	691,531	669,907	21,624	—
Expiring 09/18/24	CITI	CZK	15,641	694,494	669,907	24,587	—
Expiring 09/18/24	CITI	CZK	15,188	666,698	650,481	16,217	—
Expiring 09/18/24	CITI	CZK	15,134	665,361	648,162	17,199	—
Expiring 09/18/24	CITI	CZK	2,856	125,474	122,304	3,170	—
Expiring 09/18/24	CITI	CZK	2,402	106,262	102,878	3,384	—
Expiring 09/18/24	CITI	CZK	2,402	106,564	102,878	3,686	—
Expiring 09/18/24	CITI	CZK	1,281	56,556	54,850	1,706	—
Expiring 09/18/24	CITI	CZK	1,014	44,383	43,450	933	—
Expiring 09/18/24	CITI	CZK	964	42,252	41,302	950	—
Expiring 09/18/24	CITI	CZK	332	14,590	14,226	364	—
Expiring 09/18/24	JPM	CZK	17,079	750,429	731,482	18,947	—
Expiring 09/18/24	JPM	CZK	17,029	744,300	729,334	14,966	—
Expiring 09/18/24	JPM	CZK	16,763	739,382	717,934	21,448	—
Expiring 09/18/24	JPM	CZK	15,641	691,534	669,907	21,627	—
Expiring 09/18/24	JPM	CZK	15,641	694,497	669,907	24,590	—
Expiring 09/18/24	JPM	CZK	15,188	666,701	650,480	16,221	—
Expiring 09/18/24	JPM	CZK	15,134	665,364	648,161	17,203	—
Expiring 09/18/24	JPM	CZK	2,856	125,475	122,304	3,171	—
Expiring 09/18/24	JPM	CZK	2,402	106,565	102,878	3,687	—
Expiring 09/18/24	JPM	CZK	2,402	106,263	102,878	3,385	—
Expiring 09/18/24	JPM	CZK	1,281	56,556	54,850	1,706	—
Expiring 09/18/24	JPM	CZK	1,014	44,383	43,449	934	—
Expiring 09/18/24	JPM	CZK	964	42,252	41,302	950	—
Expiring 09/18/24	JPM	CZK	332	14,590	14,225	365	—
Euro,
Expiring 09/18/24	CITI	EUR	8	8,599	8,602	—	(3)
Expiring 09/18/24	CITI	EUR	3	2,685	2,688	—	(3)
Expiring 09/18/24	CITI	EUR	3	2,698	2,688	10	—
Expiring 09/18/24	CITI	EUR	1	543	538	5	—
Expiring 09/18/24	JPM	EUR	8	8,599	8,602	—	(3)
Expiring 09/18/24	JPM	EUR	3	2,698	2,688	10	—
Expiring 09/18/24	JPM	EUR	3	2,685	2,688	—	(3)
Expiring 09/18/24	JPM	EUR	1	543	538	5	—
Hong Kong Dollar,
Expiring 09/19/24	CITI	HKD	1,919	246,378	246,306	72	—
Expiring 09/19/24	CITI	HKD	985	126,288	126,362	—	(74)
Expiring 09/19/24	CITI	HKD	476	60,975	61,031	—	(56)
Expiring 09/19/24	CITI	HKD	350	44,930	44,923	7	—

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar (cont’d.),
Expiring 09/19/24	CITI	HKD	143	$18,294	$18,291	$3	$—
Expiring 09/19/24	CITI	HKD	72	9,240	9,241	—	(1)
Expiring 09/19/24	CITI	HKD	18	2,311	2,310	1	—
Expiring 09/19/24	CITI	HKD	9	1,091	1,091	—	—
Expiring 09/19/24	CITI	HKD	4	449	449	—	—
Expiring 09/19/24	JPM	HKD	1,919	246,380	246,307	73	—
Expiring 09/19/24	JPM	HKD	985	126,289	126,362	—	(73)
Expiring 09/19/24	JPM	HKD	476	60,975	61,031	—	(56)
Expiring 09/19/24	JPM	HKD	350	44,930	44,923	7	—
Expiring 09/19/24	JPM	HKD	143	18,294	18,290	4	—
Expiring 09/19/24	JPM	HKD	72	9,240	9,241	—	(1)
Expiring 09/19/24	JPM	HKD	18	2,311	2,310	1	—
Expiring 09/19/24	JPM	HKD	9	1,091	1,091	—	—
Expiring 09/19/24	JPM	HKD	4	449	449	—	—
Indian Rupee,
Expiring 09/18/24	CITI	INR	30,000	358,325	358,876	—	(551)
Expiring 09/18/24	CITI	INR	30,000	358,573	358,876	—	(303)
Expiring 09/18/24	CITI	INR	12,000	143,277	143,551	—	(274)
Expiring 09/18/24	CITI	INR	12,000	143,284	143,551	—	(267)
Expiring 09/18/24	CITI	INR	6,000	71,637	71,776	—	(139)
Expiring 09/18/24	JPM	INR	30,000	358,575	358,876	—	(301)
Expiring 09/18/24	JPM	INR	30,000	358,327	358,877	—	(550)
Expiring 09/18/24	JPM	INR	12,000	143,285	143,551	—	(266)
Expiring 09/18/24	JPM	INR	12,000	143,277	143,550	—	(273)
Expiring 09/18/24	JPM	INR	6,000	71,637	71,775	—	(138)
Israeli Shekel,
Expiring 09/18/24	CITI	ILS	2,148	580,493	570,824	9,669	—
Expiring 09/18/24	CITI	ILS	1,552	420,182	412,473	7,709	—
Expiring 09/18/24	CITI	ILS	1,496	410,075	397,441	12,634	—
Expiring 09/18/24	CITI	ILS	1,375	373,143	365,253	7,890	—
Expiring 09/18/24	CITI	ILS	1,375	373,671	365,253	8,418	—
Expiring 09/18/24	CITI	ILS	425	114,800	112,940	1,860	—
Expiring 09/18/24	CITI	ILS	348	94,855	92,582	2,273	—
Expiring 09/18/24	CITI	ILS	150	40,907	39,805	1,102	—
Expiring 09/18/24	CITI	ILS	129	35,316	34,278	1,038	—
Expiring 09/18/24	CITI	ILS	93	25,266	24,773	493	—
Expiring 09/18/24	JPM	ILS	2,148	580,496	570,824	9,672	—
Expiring 09/18/24	JPM	ILS	1,552	420,184	412,473	7,711	—
Expiring 09/18/24	JPM	ILS	1,496	410,077	397,441	12,636	—
Expiring 09/18/24	JPM	ILS	1,375	373,673	365,253	8,420	—
Expiring 09/18/24	JPM	ILS	1,375	373,145	365,253	7,892	—
Expiring 09/18/24	JPM	ILS	425	114,800	112,939	1,861	—
Expiring 09/18/24	JPM	ILS	348	94,855	92,581	2,274	—
Expiring 09/18/24	JPM	ILS	150	40,907	39,805	1,102	—
Expiring 09/18/24	JPM	ILS	129	35,316	34,277	1,039	—
Expiring 09/18/24	JPM	ILS	93	25,266	24,773	493	—
Mexican Peso,
Expiring 09/18/24	CITI	MXN	10,000	543,420	539,680	3,740	—
Expiring 09/18/24	CITI	MXN	6,000	336,521	323,808	12,713	—
Expiring 09/18/24	CITI	MXN	4,000	211,849	215,872	—	(4,023)
Expiring 09/18/24	JPM	MXN	10,000	543,422	539,679	3,743	—
Expiring 09/18/24	JPM	MXN	6,000	336,523	323,808	12,715	—
Expiring 09/18/24	JPM	MXN	4,000	211,850	215,872	—	(4,022)
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	2,861	89,199	88,266	933	—

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/24	CITI	TWD	2,761		$85,550	$85,180	$370	$—
Expiring 09/18/24	CITI	TWD	2,594		80,465	80,038	427	—
Expiring 09/18/24	CITI	TWD	2,594		80,674	80,037	637	—
Expiring 09/18/24	CITI	TWD	1,500		46,571	46,284	287	—
Expiring 09/18/24	CITI	TWD	1,430		44,354	44,133	221	—
Expiring 09/18/24	CITI	TWD	1,430		44,287	44,132	155	—
Expiring 09/18/24	CITI	TWD	1,380		42,708	42,591	117	—
Expiring 09/18/24	CITI	TWD	1,380		42,723	42,590	133	—
Expiring 09/18/24	CITI	TWD	1,297		40,438	40,019	419	—
Expiring 09/18/24	CITI	TWD	1,297		40,444	40,019	425	—
Expiring 09/18/24	CITI	TWD	500		15,585	15,428	157	—
Expiring 09/18/24	CITI	TWD	500		15,505	15,427	78	—
Expiring 09/18/24	CITI	TWD	500		15,397	15,428	—	(31)
Expiring 09/18/24	CITI	TWD	500		15,522	15,427	95	—
Expiring 09/18/24	CITI	TWD	500		15,598	15,428	170	—
Expiring 09/18/24	CITI	TWD	500		15,560	15,428	132	—
Expiring 09/18/24	CITI	TWD	—	*	—	—	—	—
Expiring 09/18/24	JPM	TWD	2,861		89,203	88,266	937	—
Expiring 09/18/24	JPM	TWD	2,761		85,570	85,181	389	—
Expiring 09/18/24	JPM	TWD	2,594		80,428	80,038	390	—
Expiring 09/18/24	JPM	TWD	2,594		80,703	80,037	666	—
Expiring 09/18/24	JPM	TWD	1,500		46,572	46,284	288	—
Expiring 09/18/24	JPM	TWD	1,430		44,373	44,133	240	—
Expiring 09/18/24	JPM	TWD	1,430		44,259	44,133	126	—
Expiring 09/18/24	JPM	TWD	1,380		42,707	42,590	117	—
Expiring 09/18/24	JPM	TWD	1,380		42,723	42,590	133	—
Expiring 09/18/24	JPM	TWD	1,297		40,438	40,019	419	—
Expiring 09/18/24	JPM	TWD	1,297		40,444	40,019	425	—
Expiring 09/18/24	JPM	TWD	500		15,560	15,428	132	—
Expiring 09/18/24	JPM	TWD	500		15,585	15,428	157	—
Expiring 09/18/24	JPM	TWD	500		15,397	15,428	—	(31)
Expiring 09/18/24	JPM	TWD	500		15,506	15,428	78	—
Expiring 09/18/24	JPM	TWD	500		15,598	15,428	170	—
Expiring 09/18/24	JPM	TWD	500		15,523	15,428	95	—
Peruvian Nuevo Sol,
Expiring 09/18/24	CITI	PEN	35		9,324	9,089	235	—
Expiring 09/18/24	CITI	PEN	34		8,919	8,718	201	—
Expiring 09/18/24	CITI	PEN	34		8,934	8,718	216	—
Expiring 09/18/24	CITI	PEN	34		8,983	8,718	265	—
Expiring 09/18/24	CITI	PEN	31		8,336	8,111	225	—
Expiring 09/18/24	CITI	PEN	31		8,374	8,111	263	—
Expiring 09/18/24	CITI	PEN	22		5,907	5,770	137	—
Expiring 09/18/24	CITI	PEN	16		4,136	4,033	103	—
Expiring 09/18/24	CITI	PEN	12		3,195	3,122	73	—
Expiring 09/18/24	CITI	PEN	11		2,796	2,732	64	—
Expiring 09/18/24	CITI	PEN	8		2,136	2,081	55	—
Expiring 09/18/24	CITI	PEN	2		592	586	6	—
Expiring 09/18/24	CITI	PEN	2		592	586	6	—
Expiring 09/18/24	CITI	PEN	1		349	344	5	—
Expiring 09/18/24	CITI	PEN	1		199	195	4	—
Expiring 09/18/24	CITI	PEN	1		268	260	8	—
Expiring 09/18/24	CITI	PEN	1		357	351	6	—
Expiring 09/18/24	CITI	PEN	1		199	195	4	—
Expiring 09/18/24	CITI	PEN	1		351	346	5	—
Expiring 09/18/24	CITI	PEN	—	*	95	94	1	—

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/18/24	CITI	PEN	—*	$84	$83	$1	$—
Expiring 09/18/24	CITI	PEN	—*	84	83	1	—
Expiring 09/18/24	JPM	PEN	35	9,324	9,089	235	—
Expiring 09/18/24	JPM	PEN	34	8,919	8,718	201	—
Expiring 09/18/24	JPM	PEN	34	8,934	8,718	216	—
Expiring 09/18/24	JPM	PEN	34	8,983	8,718	265	—
Expiring 09/18/24	JPM	PEN	31	8,374	8,111	263	—
Expiring 09/18/24	JPM	PEN	31	8,336	8,111	225	—
Expiring 09/18/24	JPM	PEN	22	5,907	5,770	137	—
Expiring 09/18/24	JPM	PEN	16	4,136	4,033	103	—
Expiring 09/18/24	JPM	PEN	12	3,195	3,122	73	—
Expiring 09/18/24	JPM	PEN	11	2,796	2,732	64	—
Expiring 09/18/24	JPM	PEN	8	2,136	2,081	55	—
Expiring 09/18/24	JPM	PEN	2	592	586	6	—
Expiring 09/18/24	JPM	PEN	2	592	586	6	—
Expiring 09/18/24	JPM	PEN	1	349	344	5	—
Expiring 09/18/24	JPM	PEN	1	268	260	8	—
Expiring 09/18/24	JPM	PEN	1	351	346	5	—
Expiring 09/18/24	JPM	PEN	1	199	195	4	—
Expiring 09/18/24	JPM	PEN	1	357	351	6	—
Expiring 09/18/24	JPM	PEN	1	199	195	4	—
Expiring 09/18/24	JPM	PEN	—*	95	94	1	—
Expiring 09/18/24	JPM	PEN	—*	84	83	1	—
Expiring 09/18/24	JPM	PEN	—*	84	83	1	—
Philippine Peso,
Expiring 09/18/24	CITI	PHP	23,663	402,988	404,654	—	(1,666)
Expiring 09/18/24	CITI	PHP	14,198	243,487	242,793	694	—
Expiring 09/18/24	CITI	PHP	11,831	201,889	202,326	—	(437)
Expiring 09/18/24	CITI	PHP	11,831	201,021	202,326	—	(1,305)
Expiring 09/18/24	CITI	PHP	11,831	201,697	202,327	—	(630)
Expiring 09/18/24	CITI	PHP	11,831	201,858	202,326	—	(468)
Expiring 09/18/24	CITI	PHP	11,831	201,148	202,327	—	(1,179)
Expiring 09/18/24	CITI	PHP	11,831	201,521	202,326	—	(805)
Expiring 09/18/24	CITI	PHP	11,831	201,144	202,326	—	(1,182)
Expiring 09/18/24	CITI	PHP	11,831	201,884	202,327	—	(443)
Expiring 09/18/24	CITI	PHP	10,581	180,049	180,951	—	(902)
Expiring 09/18/24	CITI	PHP	10,581	179,988	180,951	—	(963)
Expiring 09/18/24	CITI	PHP	9,465	162,242	161,861	381	—
Expiring 09/18/24	CITI	PHP	8,081	137,773	138,199	—	(426)
Expiring 09/18/24	CITI	PHP	8,081	137,794	138,199	—	(405)
Expiring 09/18/24	JPM	PHP	23,663	402,990	404,654	—	(1,664)
Expiring 09/18/24	JPM	PHP	14,198	243,488	242,792	696	—
Expiring 09/18/24	JPM	PHP	11,831	201,145	202,326	—	(1,181)
Expiring 09/18/24	JPM	PHP	11,831	201,522	202,326	—	(804)
Expiring 09/18/24	JPM	PHP	11,831	201,859	202,326	—	(467)
Expiring 09/18/24	JPM	PHP	11,831	201,890	202,326	—	(436)
Expiring 09/18/24	JPM	PHP	11,831	201,698	202,327	—	(629)
Expiring 09/18/24	JPM	PHP	11,831	201,885	202,327	—	(442)
Expiring 09/18/24	JPM	PHP	11,831	201,149	202,327	—	(1,178)
Expiring 09/18/24	JPM	PHP	11,831	201,022	202,326	—	(1,304)
Expiring 09/18/24	JPM	PHP	10,581	179,989	180,951	—	(962)
Expiring 09/18/24	JPM	PHP	10,581	180,050	180,951	—	(901)
Expiring 09/18/24	JPM	PHP	9,465	162,243	161,861	382	—
Expiring 09/18/24	JPM	PHP	8,081	137,794	138,198	—	(404)
Expiring 09/18/24	JPM	PHP	8,081	137,774	138,199	—	(425)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 09/18/24	CITI	PLN	3,243	$800,656	$804,791	$—	$(4,135)
Expiring 09/18/24	CITI	PLN	777	195,878	192,875	3,003	—
Expiring 09/18/24	CITI	PLN	777	197,616	192,875	4,741	—
Expiring 09/18/24	CITI	PLN	777	196,429	192,876	3,553	—
Expiring 09/18/24	CITI	PLN	777	196,819	192,875	3,944	—
Expiring 09/18/24	CITI	PLN	777	197,139	192,875	4,264	—
Expiring 09/18/24	CITI	PLN	777	197,289	192,875	4,414	—
Expiring 09/18/24	CITI	PLN	496	126,037	122,964	3,073	—
Expiring 09/18/24	CITI	PLN	389	98,597	96,486	2,111	—
Expiring 09/18/24	CITI	PLN	388	98,177	96,388	1,789	—
Expiring 09/18/24	JPM	PLN	3,243	800,660	804,791	—	(4,131)
Expiring 09/18/24	JPM	PLN	777	195,879	192,875	3,004	—
Expiring 09/18/24	JPM	PLN	777	196,820	192,875	3,945	—
Expiring 09/18/24	JPM	PLN	777	197,617	192,875	4,742	—
Expiring 09/18/24	JPM	PLN	777	196,430	192,876	3,554	—
Expiring 09/18/24	JPM	PLN	777	197,140	192,875	4,265	—
Expiring 09/18/24	JPM	PLN	777	197,290	192,875	4,415	—
Expiring 09/18/24	JPM	PLN	496	126,038	122,965	3,073	—
Expiring 09/18/24	JPM	PLN	389	98,598	96,487	2,111	—
Expiring 09/18/24	JPM	PLN	388	98,178	96,389	1,789	—
Saudi Arabian Riyal,
Expiring 09/18/24	CITI	SAR	1,053	280,645	280,670	—	(25)
Expiring 09/18/24	CITI	SAR	1,050	279,589	279,629	—	(40)
Expiring 09/18/24	CITI	SAR	824	219,518	219,535	—	(17)
Expiring 09/18/24	CITI	SAR	294	78,200	78,196	4	—
Expiring 09/18/24	CITI	SAR	287	76,326	76,331	—	(5)
Expiring 09/18/24	CITI	SAR	265	70,598	70,603	—	(5)
Expiring 09/18/24	CITI	SAR	211	56,076	56,083	—	(7)
Expiring 09/18/24	CITI	SAR	187	49,822	49,822	—	—
Expiring 09/18/24	CITI	SAR	160	42,627	42,628	—	(1)
Expiring 09/18/24	CITI	SAR	124	32,899	32,903	—	(4)
Expiring 09/18/24	CITI	SAR	124	32,902	32,904	—	(2)
Expiring 09/18/24	CITI	SAR	44	11,722	11,723	—	(1)
Expiring 09/18/24	CITI	SAR	33	8,659	8,659	—	—
Expiring 09/18/24	CITI	SAR	17	4,397	4,397	—	—
Expiring 09/18/24	CITI	SAR	5	1,332	1,332	—	—
Expiring 09/18/24	JPM	SAR	1,054	280,761	280,785	—	(24)
Expiring 09/18/24	JPM	SAR	1,050	279,704	279,742	—	(38)
Expiring 09/18/24	JPM	SAR	824	219,519	219,535	—	(16)
Expiring 09/18/24	JPM	SAR	293	78,200	78,196	4	—
Expiring 09/18/24	JPM	SAR	287	76,327	76,331	—	(4)
Expiring 09/18/24	JPM	SAR	265	70,598	70,603	—	(5)
Expiring 09/18/24	JPM	SAR	210	56,076	56,083	—	(7)
Expiring 09/18/24	JPM	SAR	187	49,822	49,821	1	—
Expiring 09/18/24	JPM	SAR	160	42,627	42,628	—	(1)
Expiring 09/18/24	JPM	SAR	124	32,900	32,904	—	(4)
Expiring 09/18/24	JPM	SAR	123	32,901	32,903	—	(2)
Expiring 09/18/24	JPM	SAR	44	11,722	11,723	—	(1)
Expiring 09/18/24	JPM	SAR	32	8,658	8,658	—	—
Expiring 09/18/24	JPM	SAR	16	4,396	4,396	—	—
Expiring 09/18/24	JPM	SAR	5	1,332	1,332	—	—
Singapore Dollar,
Expiring 09/18/24	CITI	SGD	721	537,901	533,442	4,459	—
Expiring 09/18/24	CITI	SGD	721	537,869	533,442	4,427	—
Expiring 09/18/24	CITI	SGD	721	536,226	533,442	2,784	—

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/18/24	CITI	SGD	721	$538,169	$533,441	$4,728	$—
Expiring 09/18/24	CITI	SGD	721	535,410	533,441	1,969	—
Expiring 09/18/24	CITI	SGD	721	536,204	533,441	2,763	—
Expiring 09/18/24	CITI	SGD	721	537,820	533,441	4,379	—
Expiring 09/18/24	CITI	SGD	721	535,606	533,442	2,164	—
Expiring 09/18/24	CITI	SGD	721	537,812	533,441	4,371	—
Expiring 09/18/24	CITI	SGD	721	537,928	533,441	4,487	—
Expiring 09/18/24	CITI	SGD	721	536,009	533,441	2,568	—
Expiring 09/18/24	CITI	SGD	721	536,407	533,442	2,965	—
Expiring 09/18/24	CITI	SGD	618	459,948	457,235	2,713	—
Expiring 09/18/24	CITI	SGD	618	460,067	457,236	2,831	—
Expiring 09/18/24	CITI	SGD	569	423,228	420,868	2,360	—
Expiring 09/18/24	CITI	SGD	461	341,820	340,914	906	—
Expiring 09/18/24	CITI	SGD	332	246,245	245,784	461	—
Expiring 09/18/24	CITI	SGD	308	228,726	228,016	710	—
Expiring 09/18/24	CITI	SGD	228	168,926	168,791	135	—
Expiring 09/18/24	JPM	SGD	721	535,413	533,441	1,972	—
Expiring 09/18/24	JPM	SGD	721	538,173	533,442	4,731	—
Expiring 09/18/24	JPM	SGD	721	537,822	533,441	4,381	—
Expiring 09/18/24	JPM	SGD	721	537,932	533,442	4,490	—
Expiring 09/18/24	JPM	SGD	721	536,012	533,441	2,571	—
Expiring 09/18/24	JPM	SGD	721	535,608	533,441	2,167	—
Expiring 09/18/24	JPM	SGD	721	537,871	533,441	4,430	—
Expiring 09/18/24	JPM	SGD	721	536,228	533,442	2,786	—
Expiring 09/18/24	JPM	SGD	721	537,903	533,441	4,462	—
Expiring 09/18/24	JPM	SGD	721	537,815	533,442	4,373	—
Expiring 09/18/24	JPM	SGD	721	536,207	533,441	2,766	—
Expiring 09/18/24	JPM	SGD	721	536,410	533,442	2,968	—
Expiring 09/18/24	JPM	SGD	618	460,068	457,235	2,833	—
Expiring 09/18/24	JPM	SGD	618	459,952	457,237	2,715	—
Expiring 09/18/24	JPM	SGD	569	423,230	420,868	2,362	—
Expiring 09/18/24	JPM	SGD	461	341,821	340,914	907	—
Expiring 09/18/24	JPM	SGD	332	246,246	245,784	462	—
Expiring 09/18/24	JPM	SGD	308	228,727	228,016	711	—
Expiring 09/18/24	JPM	SGD	228	168,927	168,791	136	—
South African Rand,
Expiring 09/18/24	CITI	ZAR	11,500	611,976	628,167	—	(16,191)
Expiring 09/18/24	CITI	ZAR	8,000	427,749	436,986	—	(9,237)
Expiring 09/18/24	CITI	ZAR	6,746	357,606	368,470	—	(10,864)
Expiring 09/18/24	CITI	ZAR	5,823	304,405	318,056	—	(13,651)
Expiring 09/18/24	CITI	ZAR	4,500	242,857	245,805	—	(2,948)
Expiring 09/18/24	CITI	ZAR	4,000	211,453	218,493	—	(7,040)
Expiring 09/18/24	CITI	ZAR	1,521	79,895	83,103	—	(3,208)
Expiring 09/18/24	CITI	ZAR	598	31,459	32,689	—	(1,230)
Expiring 09/18/24	CITI	ZAR	500	26,521	27,312	—	(791)
Expiring 09/18/24	JPM	ZAR	11,500	611,979	628,167	—	(16,188)
Expiring 09/18/24	JPM	ZAR	8,000	427,752	436,987	—	(9,235)
Expiring 09/18/24	JPM	ZAR	6,746	357,608	368,470	—	(10,862)
Expiring 09/18/24	JPM	ZAR	5,823	304,406	318,055	—	(13,649)
Expiring 09/18/24	JPM	ZAR	4,500	242,858	245,804	—	(2,946)
Expiring 09/18/24	JPM	ZAR	4,000	211,454	218,493	—	(7,039)
Expiring 09/18/24	JPM	ZAR	1,521	79,895	83,103	—	(3,208)
Expiring 09/18/24	JPM	ZAR	598	31,459	32,689	—	(1,230)
Expiring 09/18/24	JPM	ZAR	500	26,521	27,312	—	(791)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 09/19/24	CITI	KRW	250,000	$183,305	$181,965	$1,340	$—
Expiring 09/19/24	CITI	KRW	250,000	183,209	181,965	1,244	—
Expiring 09/19/24	CITI	KRW	150,000	109,475	109,179	296	—
Expiring 09/19/24	CITI	KRW	50,000	36,582	36,393	189	—
Expiring 09/19/24	CITI	KRW	50,000	36,463	36,394	69	—
Expiring 09/19/24	JPM	KRW	250,000	183,210	181,966	1,244	—
Expiring 09/19/24	JPM	KRW	250,000	183,306	181,965	1,341	—
Expiring 09/19/24	JPM	KRW	150,000	109,476	109,179	297	—
Expiring 09/19/24	JPM	KRW	50,000	36,582	36,393	189	—
Expiring 09/19/24	JPM	KRW	50,000	36,463	36,393	70	—
Thai Baht,
Expiring 09/18/24	CITI	THB	2,000	55,113	54,862	251	—
Expiring 09/18/24	CITI	THB	1,879	51,468	51,534	—	(66)
Expiring 09/18/24	CITI	THB	1,754	48,458	48,105	353	—
Expiring 09/18/24	CITI	THB	1,754	48,230	48,105	125	—
Expiring 09/18/24	CITI	THB	1,240	33,780	34,012	—	(232)
Expiring 09/18/24	CITI	THB	939	25,839	25,767	72	—
Expiring 09/18/24	CITI	THB	939	25,855	25,767	88	—
Expiring 09/18/24	CITI	THB	877	24,175	24,053	122	—
Expiring 09/18/24	CITI	THB	877	24,146	24,052	94	—
Expiring 09/18/24	CITI	THB	639	17,408	17,522	—	(114)
Expiring 09/18/24	CITI	THB	627	17,332	17,195	137	—
Expiring 09/18/24	CITI	THB	627	17,336	17,195	141	—
Expiring 09/18/24	CITI	THB	500	13,685	13,715	—	(30)
Expiring 09/18/24	CITI	THB	500	13,671	13,715	—	(44)
Expiring 09/18/24	CITI	THB	500	13,754	13,715	39	—
Expiring 09/18/24	CITI	THB	500	13,614	13,716	—	(102)
Expiring 09/18/24	CITI	THB	500	13,674	13,715	—	(41)
Expiring 09/18/24	CITI	THB	500	13,828	13,716	112	—
Expiring 09/18/24	CITI	THB	500	13,691	13,715	—	(24)
Expiring 09/18/24	CITI	THB	500	13,747	13,715	32	—
Expiring 09/18/24	CITI	THB	100	2,732	2,743	—	(11)
Expiring 09/18/24	CITI	THB	100	2,736	2,743	—	(7)
Expiring 09/18/24	CITI	THB	100	2,740	2,743	—	(3)
Expiring 09/18/24	CITI	THB	100	2,736	2,744	—	(8)
Expiring 09/18/24	CITI	THB	25	683	686	—	(3)
Expiring 09/18/24	CITI	THB	25	683	686	—	(3)
Expiring 09/18/24	CITI	THB	25	683	686	—	(3)
Expiring 09/18/24	CITI	THB	25	682	685	—	(3)
Expiring 09/18/24	JPM	THB	2,000	55,113	54,862	251	—
Expiring 09/18/24	JPM	THB	1,879	51,468	51,534	—	(66)
Expiring 09/18/24	JPM	THB	1,754	48,458	48,105	353	—
Expiring 09/18/24	JPM	THB	1,754	48,230	48,104	126	—
Expiring 09/18/24	JPM	THB	1,240	33,780	34,012	—	(232)
Expiring 09/18/24	JPM	THB	939	25,839	25,767	72	—
Expiring 09/18/24	JPM	THB	939	25,855	25,767	88	—
Expiring 09/18/24	JPM	THB	877	24,147	24,053	94	—
Expiring 09/18/24	JPM	THB	877	24,175	24,052	123	—
Expiring 09/18/24	JPM	THB	639	17,408	17,522	—	(114)
Expiring 09/18/24	JPM	THB	627	17,336	17,195	141	—
Expiring 09/18/24	JPM	THB	627	17,332	17,195	137	—
Expiring 09/18/24	JPM	THB	500	13,685	13,715	—	(30)
Expiring 09/18/24	JPM	THB	500	13,828	13,716	112	—
Expiring 09/18/24	JPM	THB	500	13,691	13,715	—	(24)
Expiring 09/18/24	JPM	THB	500	13,747	13,715	32	—

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/18/24	JPM	THB	500	$13,672	$13,716	$—	$(44)
Expiring 09/18/24	JPM	THB	500	13,754	13,715	39	—
Expiring 09/18/24	JPM	THB	500	13,614	13,716	—	(102)
Expiring 09/18/24	JPM	THB	500	13,675	13,716	—	(41)
Expiring 09/18/24	JPM	THB	100	2,740	2,743	—	(3)
Expiring 09/18/24	JPM	THB	100	2,736	2,744	—	(8)
Expiring 09/18/24	JPM	THB	100	2,736	2,743	—	(7)
Expiring 09/18/24	JPM	THB	100	2,732	2,743	—	(11)
Expiring 09/18/24	JPM	THB	25	683	686	—	(3)
Expiring 09/18/24	JPM	THB	25	682	685	—	(3)
Expiring 09/18/24	JPM	THB	25	683	686	—	(3)
Expiring 09/18/24	JPM	THB	25	683	686	—	(3)

				$73,323,700	$72,607,577	894,209	(178,086)

						$1,005,883	$(1,198,743)

* Less than 500.

Total return swap agreements outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bovespa Index Futures(M)	–	MSI	08/14/24	BRL 27,945	$160,503	$—	$160,503
FTSE/JSE Shareholder Weighted Top 40 Index Futures(M)	–	BOA	09/19/24	ZAR (1,345)	(1,462)	—	(1,462)
HSCEI China Index Futures(M)	1 Month HIBOR(M)/ 4.610%	GSI	07/30/24	HKD 10,511	(22,202)	—	(22,202)
HSCEI China Index Futures(M)	1 Month HIBOR(M)/ 4.610%	BOA	07/30/24	HKD 15,277	(30,840)	—	(30,840)
KOSPI 200 Index Futures(M)	–	MSI	09/12/24	KRW 10,054,810	273,622	—	273,622
MSCI Brazil Index (BRL)(M)	1 Day BROIS(M)/ 0.039%	BOA	09/18/24	BRL 23,924	164,595	—	164,595
MSCI China Index (HKD)(M)	1 Month HIBOR(M)/ 4.610%	BOA	09/19/24	HKD 8,336	(22,587)	—	(22,587)
MSCI Korea Index (USD)(M)	1 Month LIBOR(M)/ 5.452%	BOA	09/18/24	764	28,026	—	28,026
MSCI Mexico Index (MXN)(M)	28 Day Mexican Interbank Rate(M)/ 11.245%	BOA	09/18/24	MXN (43,968)	(1,371)	—	(1,371)
MSCI Poland Index (PLN)	3 Month WIBOR(M)/ 5.850%	BOA	09/18/24	PLN (1,660)	(23,325)	—	(23,325)
MSCI Saudi Arabia Index (USD)(M)	1 Month LIBOR(M)/ 5.452%	BOA	09/18/24	1,177	9,618	—	9,618
MSCI Singapore Index (SGD)(M)	1 Month SIBOR(M)/ 3.910%	BOA	09/18/24	SGD (2,748)	(20,383)	—	(20,383)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Total return swap agreements outstanding at June 30, 2024 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
MSCI South Africa Index (ZAR)(M)	1 Month JIBAR(M)/ 8.242%	BOA	09/18/24	ZAR (90,786)	$(221,472)	$—	$(221,472)
MSCI Taiwan Index (USD)(M)	1 Month LIBOR(M)/ 5.452%	BOA	09/18/24	1,286	68,795	—	68,795
MSCI Thailand Index (USD)(M)	1 Month LIBOR(M)/ 5.452%	BOA	09/18/24	(2,471)	22,593	—	22,593
TAIEX Futures(M)	–	BOA	07/17/24	TWD 53,728	43,896	—	43,896
Tel Aviv 35 Index(M)	1 Month LIBOR(M)/ 5.452%	BOA	09/18/24	ILS 4,515	(4,480)	—	(4,480)
WIG 20 Index Futures(M)	–	GSI	09/20/24	PLN (3,341)	(30,857)	—	(30,857)

					$392,669	$—	$392,669

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$771,648	$(378,979)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$1,095,049	$—
JPS	117,019	—

Total	$1,212,068	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Botswana	$28,675	$—	$—
Brazil	5,784,425	—	—
Chile	1,333,570	796,590	—
China	3,172,126	49,813,545	—	**
Hong Kong	—	1,231,755	—
Hungary	—	180,851	—
India	2,909,096	30,889,971	—

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Indonesia	$—	$6,849,457	$—
Kuwait	—	225,025	—
Malaysia	—	448,687	—
Mexico	8,205,193	—	—
Peru	515,127	—	—
Philippines	—	464,083	—
Poland	—	2,079,540	—
Qatar	—	246,940	—
Russia	—	—	10
Saudi Arabia	—	6,843,082	—
South Africa	—	8,570,766	—
South Korea	—	29,933,779	—
Taiwan	—	41,086,375	—
Thailand	—	3,283,383	—
Turkey	—	485,496	—
United Arab Emirates	—	860,908	—
United States	1,295,267	—	—
Preferred Stocks
Brazil	2,087,349	—	—
South Korea	—	1,026,102	—
Unaffiliated Exchange-Traded Funds
United States	6,419,765	—	—
Short-Term Investments
Affiliated Mutual Funds	9,415,679	—	—

Total	$41,166,272	$185,316,335	$10

Other Financial Instruments*
Assets
Futures Contracts	$181,780	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,005,883	—
OTC Total Return Swap Agreements	—	771,648	—

Total	$181,780	$1,777,531	$—

Liabilities
Futures Contracts	$(133,090)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,198,743)	—
OTC Total Return Swap Agreements	—	(378,979)	—

Total	$(133,090)	$(1,577,722)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Banks	18.4%
Semiconductors & Semiconductor Equipment	15.0
Technology Hardware, Storage & Peripherals	8.2
Oil, Gas & Consumable Fuels	5.9
Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	4.1
Interactive Media & Services	3.8
IT Services	3.6

Broadline Retail	3.1%
Unaffiliated Exchange-Traded Funds	2.8
Insurance	2.8
Automobiles	2.6
Metals & Mining	2.4
Household Durables	1.8
Food Products	1.5
Consumer Staples Distribution & Retail	1.4

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Capital Markets	1.2%
Electronic Equipment, Instruments & Components	1.1
Automobile Components	1.1
Entertainment	1.1
Electric Utilities	1.0
Textiles, Apparel & Luxury Goods	1.0
Chemicals	1.0
Wireless Telecommunication Services	1.0
Machinery	1.0
Consumer Finance	0.9
Industrial Conglomerates	0.9
Construction Materials	0.9
Financial Services	0.8
Electrical Equipment	0.7
Real Estate Management & Development	0.7
Transportation Infrastructure	0.7
Specialty Retail	0.7
Diversified Telecommunication Services	0.7
Hotels, Restaurants & Leisure	0.6
Beverages	0.5
Gas Utilities	0.5
Communications Equipment	0.4
Paper & Forest Products	0.3
Construction & Engineering	0.3

Health Care Providers & Services	0.3%
Passenger Airlines	0.3
Independent Power & Renewable Electricity Producers	0.2
Household Products	0.2
Aerospace & Defense	0.2
Pharmaceuticals	0.2
Diversified Consumer Services	0.2
Personal Care Products	0.2
Health Care Equipment & Supplies	0.1
Software	0.1
Air Freight & Logistics	0.1
Marine Transportation	0.0	*
Biotechnology	0.0	*
Trading Companies & Distributors	0.0	*
Energy Equipment & Services	0.0	*
Building Products	0.0	*
Commercial Services & Supplies	0.0	*
Life Sciences Tools & Services	0.0	*

	98.6
Other assets in excess of liabilities	1.4

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$181,780	*	Due from/to broker-variation margin futures	$133,090	*
Equity contracts	Unrealized appreciation on OTC swap agreements	771,648		Unrealized depreciation on OTC swap agreements	378,979
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,005,883		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,198,743

		$1,959,311			$1,710,812

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Equity contracts	$(233,202)	$—	$142,505
Foreign exchange contracts	—	887,511	—

Total	$(233,202)	$887,511	$142,505

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Equity contracts	$(90,372)	$—	$(192,188)
Foreign exchange contracts	—	(562,713)	—

Total	$(90,372)	$(562,713)	$(192,188)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$9,740,442
Futures Contracts - Short Positions (1)	10,691,008
Forward Foreign Currency Exchange Contracts - Purchased (2)	87,491,300
Forward Foreign Currency Exchange Contracts - Sold (2)	73,740,058
Total Return Swap Agreements (1)	30,114,693

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$4,692,937	$(4,692,937)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BOA	$337,523	$(325,920)	$11,603	$—	$11,603
CITI	502,834	(599,452)	(96,618)	96,618	—
GSI	—	(53,059)	(53,059)	53,059	—
JPM	503,049	(599,291)	(96,242)	96,242	—
MSI	434,125	—	434,125	—	434,125

	$1,777,531	$(1,577,722)	$199,809	$245,919	$445,728

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $4,692,937:
Unaffiliated investments (cost $205,175,542)	$217,066,938
Affiliated investments (cost $9,415,679)	9,415,679
Cash segregated for counterparty — OTC	6,410,000
Foreign currency, at value (cost $855,251)	856,233
Cash	50,383
Deposit with broker for centrally cleared/exchange-traded derivatives	1,212,068
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,005,883
Unrealized appreciation on OTC swap agreements	771,648
Dividends receivable	756,559
Receivable for investments sold	101,647
Due from broker-variation margin futures	47,626
Tax reclaim receivable	13,276
Prepaid expenses	612

Total Assets	237,708,552

LIABILITIES
Payable to broker for collateral for securities on loan	4,784,653
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,198,743
Foreign capital gains tax liability accrued	856,854
Unrealized depreciation on OTC swap agreements	378,979
Payable for Portfolio shares purchased	289,232
Accrued expenses and other liabilities	166,179
Payable for investments purchased	162,067
Management fee payable	103,149
Distribution fee payable	9,400
Affiliated transfer agent fee payable	707
Trustees’ fees payable	110

Total Liabilities	7,950,073

NET ASSETS	$229,758,479

Net assets were comprised of: Partners’ Equity	$229,758,479

Net asset value and redemption price per share, $229,758,479 / 23,593,574 outstanding shares of beneficial interest	$9.74

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $589,023 foreign withholding tax, of which $23,749 is reimbursable by an affiliate)	$4,013,906
Affiliated dividend income	210,534
Income from securities lending, net (including affiliated income of $10,773)	15,507

Total income	4,239,947

EXPENSES
Management fee	1,198,267
Distribution fee	321,251
Custodian and accounting fees	155,497
Professional fees	34,454
Audit fee	20,448
Shareholders’ reports	7,133
Trustees’ fees	6,368
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	35,889

Total expenses	1,783,802
Less: Fee waiver and/or expense reimbursement	(95,418)

Net expenses	1,688,384

NET INVESTMENT INCOME (LOSS)	2,551,563

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,650)) (net of foreign capital gains taxes $(548,446))	3,128,924
Futures transactions	(233,202)
Forward currency contract transactions	887,511
Swap agreements transactions	142,505
Foreign currency transactions	(69,219)

3,856,519

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $909) (net of change in foreign capital gains taxes $(273,650))	15,781,489
Futures	(90,372)
Forward currency contracts	(562,713)
Swap agreements	(192,188)
Foreign currencies	(31,014)

14,905,202

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	18,761,721

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,313,284

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,551,563	$5,126,482
Net realized gain (loss) on investment and foreign currency transactions	3,856,519	(11,036,232)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,905,202	33,122,064

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,313,284	27,212,314

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [6,552,025 and 7,961,321 shares, respectively]	57,770,574	68,515,039
Portfolio shares purchased [10,197,981 and 11,005,398 shares, respectively]	(95,441,278)	(93,188,596)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(37,670,704)	(24,673,557)

TOTAL INCREASE (DECREASE)	(16,357,420)	2,538,757
NET ASSETS:
Beginning of period	246,115,899	243,577,142

End of period	$229,758,479	$246,115,899

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022		2021		2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$9.04		$8.04	$10.27		$10.25		$9.85	$8.69

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.18	0.19		0.14		0.11	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.61		0.82	(2.42)		(0.12	)(b)	0.29	0.98

Total from investment operations	0.70		1.00	(2.23)		0.02		0.40	1.16

Capital Contributions	—		—	—		—		—	—	(c)(d)(e)

Net Asset Value, end of period	$9.74		$9.04	$8.04		$10.27		$10.25	$9.85

Total Return(f)	7.86%		12.31%	(21.71)%		0.20%		4.06%	13.35	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$230		$246	$244		$536		$781	$417
Average net assets (in millions)	$258		$239	$327		$651		$465	$398
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.31	%(i)	1.30%	1.29	%(j)	1.28%		1.33%	1.38%
Expenses before waivers and/or expense reimbursement	1.39	%(i)	1.42%	1.39%		1.28%		1.43%	1.38%
Net investment income (loss)	1.99	%(i)	2.14%	2.16%		1.27%		1.33%	1.92%
Portfolio turnover rate(k)	50%		72%	69%		55%		134%	18%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Amount rounds to zero.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% for the year ended December 31, 2022.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 94.1%
Australia — 5.1%
Ampol Ltd.	3,630	$78,076
Aristocrat Leisure Ltd.	46,594	1,542,985
Bank of Queensland Ltd.	113,737	439,312
BHP Group Ltd. (XASX)	346,750	9,910,795
BHP Group Ltd. (BATE)	34,476	982,554
BlueScope Steel Ltd.	58,782	797,945
Brambles Ltd.	417,060	4,024,600
Cochlear Ltd.	7,617	1,681,377
Coles Group Ltd.	36,880	417,799
Commonwealth Bank of Australia	5,837	494,460
Computershare Ltd.	15,514	271,337
Dexus, REIT	33,200	143,221
Elders Ltd.	84,337	457,435
Fortescue Ltd.	287,040	4,086,433
Glencore PLC	923,046	5,252,386
Goodman Group, REIT	168,013	3,876,043
GPT Group (The), REIT	71,862	191,597
Harvey Norman Holdings Ltd.	274,285	759,310
JB Hi-Fi Ltd.	21,454	871,716
Medibank Private Ltd.	1,272,675	3,154,092
Metcash Ltd.	208,300	490,176
Myer Holdings Ltd.	494,900	271,317
National Australia Bank Ltd.	132,146	3,186,733
New Hope Corp. Ltd.	145,802	472,238
Northern Star Resources Ltd.	77,193	670,349
NRW Holdings Ltd.	196,619	403,055
Orica Ltd.	56,944	676,260
Perenti Ltd.	327,500	217,940
QBE Insurance Group Ltd.	57,330	661,796
Ramsay Health Care Ltd.	3,419	107,945
REA Group Ltd.	2,848	371,877
Reece Ltd.	6,372	106,413
Rio Tinto Ltd.	45,959	3,640,498
Rio Tinto PLC	144,150	9,458,877
Scentre Group, REIT	552,611	1,145,397
Seven Group Holdings Ltd.	4,404	110,022
Stockland, REIT	384,009	1,063,617
Suncorp Group Ltd.	13,045	150,853
Super Retail Group Ltd.	87,545	806,653
Vicinity Ltd., REIT	981,462	1,206,791
Westpac Banking Corp.	68,000	1,231,286

		65,883,566

Austria — 0.6%
BAWAG Group AG, 144A*	15,100	954,549
Erste Group Bank AG	98,087	4,642,963
Mondi PLC	12,696	243,344
OMV AG	12,800	556,381
voestalpine AG	2,800	75,697
Wienerberger AG	28,843	956,141

		7,429,075

Belgium — 0.6%
Ageas SA/NV	45,704	2,085,326
Bekaert SA	15,931	666,028
KBC Group NV	50,989	3,592,811
Solvay SA	54,276	1,913,992

	Shares	Value

COMMON STOCKS (continued)
Belgium (cont’d.)
Warehouses De Pauw CVA, REIT	5,152	$139,149

		8,397,306

Brazil — 1.1%
Ambev SA	436,500	891,725
Banco do Brasil SA	281,000	1,338,622
MercadoLibre, Inc.*	2,844	4,673,830
NU Holdings Ltd. (Class A Stock)*	277,925	3,582,453
Odontoprev SA	145,800	298,376
Petroleo Brasileiro SA, ADR	76,491	1,108,354
Vale SA	114,500	1,276,683
Yara International ASA	13,903	400,656

		13,570,699

Canada — 2.0%
Air Canada*	46,634	610,174
ARC Resources Ltd.(a)	64,400	1,149,084
Brookfield Corp.	35,512	1,477,017
Canadian Imperial Bank of Commerce(a)	16,500	784,565
Celestica, Inc.*	28,600	1,637,750
Cenovus Energy, Inc.	22,748	447,128
CGI, Inc.*	6,938	692,507
CI Financial Corp.(a)	84,641	890,925
Constellation Software, Inc.	419	1,207,300
Dollarama, Inc.	12,497	1,141,040
Empire Co. Ltd. (Class A Stock)	29,400	751,521
Finning International, Inc.	23,208	680,438
H&R Real Estate Investment Trust, UTS	66,700	436,362
iA Financial Corp., Inc.	25,866	1,624,318
Imperial Oil Ltd.	21,229	1,447,492
Loblaw Cos. Ltd.	6,556	760,526
Manulife Financial Corp.	116,477	3,101,683
Martinrea International, Inc.	59,400	499,324
Nutrien Ltd.	20,121	1,024,398
Russel Metals, Inc.	24,600	670,181
Sleep Country Canada Holdings, Inc., 144A	34,900	665,321
Stelco Holdings, Inc.	14,700	399,400
Stella-Jones, Inc.	12,400	809,143
Suncor Energy, Inc.	24,551	935,883
Torex Gold Resources, Inc.*	47,200	731,435
Toronto-Dominion Bank (The)	13,961	767,419
Transcontinental, Inc. (Class A Stock)	33,234	367,310

		25,709,644

Chile — 0.1%
Cencosud SA	361,900	682,613

China — 2.6%
3SBio, Inc., 144A*	828,000	681,246
Alibaba Group Holding Ltd.	226,100	2,037,803
Anhui Conch Cement Co. Ltd. (Class H Stock)	117,500	279,497
AviChina Industry & Technology Co. Ltd. (Class H Stock)	1,890,000	848,328
Bank of China Ltd. (Class H Stock)	2,778,000	1,369,018
BOC Hong Kong Holdings Ltd.	78,000	240,684

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
China (cont’d.)
BYD Co. Ltd. (Class H Stock)	14,000	$415,784
China Construction Bank Corp. (Class H Stock)	1,683,000	1,244,111
China Feihe Ltd., 144A	754,000	347,836
China Pacific Insurance Group Co. Ltd. (Class H Stock)	439,000	1,068,309
China Tower Corp. Ltd. (Class H Stock), 144A	6,874,000	888,474
CIMC Enric Holdings Ltd.	590,000	594,930
CSPC Pharmaceutical Group Ltd.	1,142,000	909,477
Fufeng Group Ltd.	972,000	660,916
Hello Group, Inc., ADR	70,200	429,624
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	135,300	478,258
JOYY, Inc., ADR	20,100	604,809
Kingboard Holdings Ltd.	166,000	390,352
Lenovo Group Ltd.	1,556,000	2,183,686
Midea Group Co. Ltd. (Class A Stock)	35,300	311,488
NetEase, Inc., ADR	13,258	1,267,200
NXP Semiconductors NV	3,202	861,626
PDD Holdings, Inc., ADR*	8,869	1,179,134
PetroChina Co. Ltd. (Class H Stock)	3,986,000	4,024,885
PICC Property & Casualty Co. Ltd. (Class H Stock)	1,540,000	1,909,229
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	197,000	892,524
Prosus NV*	6,290	223,663
Sinopharm Group Co. Ltd. (Class H Stock)	337,600	897,848
Sinotruk Hong Kong Ltd.	458,500	1,190,203
Tencent Holdings Ltd.	42,200	2,001,982
Vipshop Holdings Ltd., ADR	68,054	886,063
Want Want China Holdings Ltd.	900,000	543,533
Wilmar International Ltd.	889,900	2,029,208

		33,891,728

Czech Republic — 0.0%
Komercni Banka A/S	19,000	634,744

Denmark — 3.6%
AP Moller - Maersk A/S (Class A Stock)	88	149,320
Carlsberg A/S (Class B Stock)	28,666	3,441,470
Danske Bank A/S	69,404	2,070,046
Demant A/S*	18,376	795,876
DFDS A/S	9,747	275,411
Jyske Bank A/S	13,753	1,095,619
Novo Nordisk A/S (Class B Stock)	242,424	34,687,207
Pandora A/S	17,944	2,700,805
ROCKWOOL A/S (Class B Stock)	352	142,693
Spar Nord Bank A/S	45,089	868,112

		46,226,559

Finland — 0.7%
Metsa Board OYJ (Class B Stock)	7,875	61,914
Nokia OYJ	480,648	1,829,377
Nordea Bank Abp (SGMX)	87,100	1,038,285
Nordea Bank Abp (BATE)	489,344	5,833,481

	Shares	Value
COMMON STOCKS (continued)
Finland (cont’d.)
Wartsila OYJ Abp	30,288	$587,172

		9,350,229

France — 10.3%
Accor SA	74,075	3,031,075
Air Liquide SA	26,847	4,633,454
Airbus SE	20,457	2,807,656
Amundi SA, 144A	3,481	225,141
Arkema SA	8,751	762,592
AXA SA	94,884	3,109,465
BNP Paribas SA	55,837	3,570,894
Bouygues SA	32,686	1,050,671
Capgemini SE	11,798	2,343,526
Carrefour SA(a)	31,828	451,011
Cie de Saint-Gobain SA	79,935	6,216,876
Cie Generale des Etablissements Michelin SCA	196,231	7,584,546
Credit Agricole SA	193,278	2,639,137
Dassault Systemes SE	110,980	4,172,956
Eiffage SA	24,922	2,290,492
Engie SA	95,046	1,361,092
Gecina SA, REIT	1,230	113,543
Hermes International SCA	4,283	9,892,123
Ipsen SA	6,577	808,043
Klepierre SA, REIT	101,315	2,704,904
La Francaise des Jeux SAEM, 144A	28,217	961,073
Legrand SA	41,452	4,114,326
L’Oreal SA	16,087	7,080,943
LVMH Moet Hennessy Louis Vuitton SE	16,656	12,788,328
Pernod Ricard SA	16,439	2,242,931
Publicis Groupe SA(a)	38,383	4,077,005
Rexel SA	45,204	1,169,362
Rubis SCA	25,302	712,808
Safran SA	50,550	10,653,838
Societe BIC SA	9,762	575,218
Societe Generale SA	24,459	575,057
Sodexo SA	20,656	1,860,713
Sopra Steria Group	2,955	574,636
TotalEnergies SE	240,851	16,125,881
Unibail-Rodamco-Westfield, REIT	22,809	1,802,528
Verallia SA, 144A	34,057	1,239,278
Vinci SA	53,143	5,601,505
Vivendi SE	59,276	619,530

		132,544,157

Germany — 6.2%
adidas AG	14,098	3,366,131
Allianz SE	26,557	7,375,699
Aurubis AG	5,000	392,219
Bayer AG	15,891	447,936
Bayerische Motoren Werke AG	57,116	5,402,683
Commerzbank AG	8,528	129,355
CTS Eventim AG & Co. KGaA	1,344	111,887
Daimler Truck Holding AG	92,401	3,685,242
Deutsche Bank AG	179,091	2,862,333
Deutsche Boerse AG	18,421	3,765,189
Deutsche Post AG	23,314	946,710
Deutsche Telekom AG	347,058	8,723,477

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Germany (cont’d.)
E.ON SE	103,491	$1,360,150
Fresenius Medical Care AG	31,632	1,208,873
Fresenius SE & Co. KGaA*	88,089	2,631,596
GEA Group AG	70,738	2,940,822
Hannover Rueck SE	1,713	433,626
Heidelberg Materials AG	40,112	4,146,544
Henkel AG & Co. KGaA	3,087	242,876
Infineon Technologies AG	87,827	3,223,277
Knorr-Bremse AG	2,048	156,539
Mercedes-Benz Group AG	25,242	1,747,037
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,460	9,229,175
Nemetschek SE	15,013	1,465,673
Rational AG	323	267,806
Rheinmetall AG	1,188	605,423
SAP SE	23,192	4,658,707
Scout24 SE, 144A	5,974	456,436
Siemens AG	37,408	6,962,580
Talanx AG	8,976	715,294
Volkswagen AG	5,963	714,510

		80,375,805

Greece — 0.2%
Hellenic Telecommunications
Organization SA	41,041	589,913
Metlen Energy & Metals SA	25,400	948,234
National Bank of Greece SA*	87,104	723,692

		2,261,839

Hong Kong — 1.0%
AIA Group Ltd.	427,824	2,894,550
CK Asset Holdings Ltd.	79,500	297,812
CLP Holdings Ltd.	119,000	962,486
Dah Sing Financial Holdings Ltd.	89,600	249,282
Grand Pharmaceutical Group Ltd.	1,092,500	650,165
PAX Global Technology Ltd.	373,000	279,466
Swire Pacific Ltd. (Class A Stock)	22,000	194,229
Techtronic Industries Co. Ltd.	315,147	3,592,641
VTech Holdings Ltd.	48,300	361,105
WH Group Ltd., 144A	4,604,029	3,030,402
Yue Yuen Industrial Holdings Ltd.	302,500	582,775

		13,094,913

Hungary — 0.0%
OTP Bank Nyrt	6,645	329,609

India — 1.2%
Apollo Hospitals Enterprise Ltd.	12,084	894,749
Chambal Fertilisers & Chemicals Ltd.	164,650	999,489
Coal India Ltd.	229,700	1,301,386
Mahanagar Gas Ltd.	52,400	1,002,784
Mahindra & Mahindra Ltd	14,465	496,548
Maruti Suzuki India Ltd.	2,772	399,675
NMDC Ltd.	535,700	1,576,716
Oil & Natural Gas Corp. Ltd.	424,600	1,393,360
Oil India Ltd.	262,300	2,269,907
Petronet LNG Ltd.	239,000	944,885
Sun Pharmaceutical Industries Ltd.	71,988	1,310,879

	Shares	Value

COMMON STOCKS (continued)
India (cont’d.)
Tata Consultancy Services Ltd.	43,857	$2,048,704
Varun Beverages Ltd.	68,093	1,327,999

		15,967,081

Indonesia — 0.2%
Bank Mandiri Persero Tbk PT	1,235,900	462,367
First Resources Ltd.	618,000	628,440
Telkom Indonesia Persero Tbk PT	3,969,200	754,097
United Tractors Tbk PT	417,600	559,924

		2,404,828

Ireland — 0.1%
AerCap Holdings NV	1,800	167,760
AIB Group PLC	178,118	940,657
Smurfit Kappa Group PLC	15,099	672,346

		1,780,763

Israel — 0.5%
Check Point Software Technologies Ltd.*(a)	8,004	1,320,660
Elbit Systems Ltd.	644	112,064
Mizrahi Tefahot Bank Ltd.	14,913	505,722
Nice Ltd.*	1,778	305,881
Teva Pharmaceutical Industries Ltd.*	48,424	787,842
Teva Pharmaceutical Industries Ltd., ADR*	27,300	443,625
Wix.com Ltd.*	22,370	3,558,396

		7,034,190

Italy — 2.8%
Banca Monte dei Paschi di Siena SpA	77,542	365,575
Banco BPM SpA	25,859	166,423
Brunello Cucinelli SpA	26,219	2,616,815
Coca-Cola HBC AG*	43,019	1,464,118
Enel SpA	437,059	3,032,662
Eni SpA	120,298	1,847,134
Ferrari NV	14,940	6,096,888
Intesa Sanpaolo SpA	968,871	3,600,726
Leonardo SpA	45,000	1,042,597
Mediobanca Banca di Credito Finanziario SpA	69,673	1,019,876
Moncler SpA	37,324	2,289,600
Pirelli & C SpA, 144A	150,507	894,376
Prysmian SpA	3,952	243,984
UniCredit SpA	278,340	10,300,257
Unipol Gruppo SpA	130,798	1,297,166

		36,278,197

Japan — 17.2%
Advantest Corp.	33,825	1,370,790
AEON REIT Investment Corp., REIT	525	434,836
AGC, Inc.	11,800	383,956
Alps Alpine Co. Ltd.	67,200	644,341
Amada Co. Ltd.	58,400	649,324
Asahi Group Holdings Ltd.	15,000	530,769
Asics Corp.	206,400	3,182,311
Bandai Namco Holdings, Inc.	17,000	333,053
Bridgestone Corp.(a)	69,242	2,732,248

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Brother Industries Ltd.	48,800	$862,013
Canon, Inc.	53,000	1,437,766
Chubu Electric Power Co., Inc.	95,500	1,128,173
Chugai Pharmaceutical Co. Ltd.	47,000	1,673,592
Credit Saison Co. Ltd.	44,300	922,351
Daicel Corp.	92,800	893,639
Dai-ichi Life Holdings, Inc.	93,500	2,503,916
Daiichi Sankyo Co. Ltd.	104,800	3,642,192
Daikin Industries Ltd.	27,871	3,880,081
Daito Trust Construction Co. Ltd.	1,600	165,618
Daiwa House Industry Co. Ltd.	20,500	521,928
Daiwa Securities Group, Inc.	126,100	968,109
Daiwabo Holdings Co. Ltd.	29,800	535,242
DCM Holdings Co. Ltd.	60,300	548,280
Disco Corp.	18,751	7,142,249
EDION Corp.	28,900	292,417
Electric Power Development Co. Ltd.	22,300	348,646
ENEOS Holdings, Inc.	134,200	691,593
Fast Retailing Co. Ltd.	4,900	1,239,412
Fuji Corp.	24,500	389,216
Fuyo General Lease Co. Ltd.	9,600	735,202
Hazama Ando Corp.	1,000	7,260
Hitachi Ltd.	472,000	10,627,706
Honda Motor Co. Ltd.	132,600	1,425,449
Hosiden Corp.	40,900	549,591
Hoya Corp.	30,494	3,565,949
Hulic Co. Ltd.	11,200	99,549
Idemitsu Kosan Co. Ltd.	238,300	1,548,846
Inpex Corp.(a)	239,400	3,515,705
Isuzu Motors Ltd.	67,100	892,058
ITOCHU Corp.	122,900	6,041,543
Itoham Yonekyu Holdings, Inc.	20,900	559,735
Iyogin Holdings, Inc.	37,200	346,652
Japan Airlines Co. Ltd.	110,500	1,745,901
Japan Post Bank Co. Ltd.	41,000	389,294
Japan Post Holdings Co. Ltd.	225,000	2,236,439
Japan Post Insurance Co. Ltd.	38,500	748,753
Japan Tobacco, Inc.	12,400	335,785
JFE Holdings, Inc.	26,600	383,908
Kamigumi Co. Ltd.	19,600	404,929
Kandenko Co. Ltd.	60,700	652,733
Kaneka Corp.	14,300	376,593
Kansai Electric Power Co., Inc. (The)	127,200	2,135,918
Kao Corp.	22,300	902,860
Kawasaki Kisen Kaisha Ltd.	16,800	244,993
KDDI Corp.	75,300	1,994,811
KDX Realty Investment Corp., REIT	897	871,944
Keiyo Bank Ltd. (The)	69,800	382,873
Keyence Corp.	16,942	7,415,145
Kirin Holdings Co. Ltd.(a)	73,100	944,276
Komatsu Ltd.	23,700	692,266
Komeri Co. Ltd.	29,000	632,671
Konami Group Corp.	6,600	477,210
Lintec Corp.	38,600	824,177
Makita Corp.	6,600	180,695
Marubeni Corp.	67,500	1,251,624
Mazda Motor Corp.	311,400	3,002,210
Mebuki Financial Group, Inc.	304,900	1,195,641
MIRAIT ONE Corp.	49,400	645,680

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Mitsubishi Chemical Group Corp.	184,800	$1,029,666
Mitsubishi Electric Corp.	123,100	1,972,692
Mitsubishi Estate Co. Ltd.	31,000	488,046
Mitsubishi HC Capital, Inc.	174,000	1,151,269
Mitsubishi UFJ Financial Group, Inc.	501,527	5,412,493
Mitsui & Co. Ltd.	159,600	3,639,937
Mitsui Chemicals, Inc.	24,800	686,747
Mitsui Fudosan Co. Ltd.	348,600	3,208,486
Mitsui OSK Lines Ltd.	89,700	2,696,979
MS&AD Insurance Group Holdings, Inc.	36,000	803,737
NEC Corp.	12,900	1,063,690
Nidec Corp.	37,400	1,682,982
Nintendo Co. Ltd.	35,800	1,911,777
Nippon Express Holdings, Inc.	14,000	647,927
Nippon Paint Holdings Co. Ltd.	35,000	228,794
Nippon Sanso Holdings Corp.	11,100	329,638
Nippon Steel Corp.	137,900	2,923,264
Nippon Telegraph & Telephone Corp.	2,435,600	2,303,112
Nishi-Nippon Financial Holdings, Inc.	78,300	988,908
Nomura Holdings, Inc.	154,600	893,021
Nomura Real Estate Holdings, Inc.	45,700	1,150,424
Obayashi Corp.	98,400	1,175,919
Olympus Corp.	14,500	234,064
Ono Pharmaceutical Co. Ltd.	94,800	1,295,283
Osaka Gas Co. Ltd.	5,200	114,922
OSG Corp.	41,800	511,907
Otsuka Holdings Co. Ltd.	53,300	2,251,752
Rakuten Group, Inc.*	41,600	215,506
Recruit Holdings Co. Ltd.	174,376	9,382,679
Renesas Electronics Corp.	105,100	1,993,185
Rohm Co. Ltd.	9,000	120,309
Sankyo Co. Ltd.	117,000	1,272,226
Sankyu, Inc.	32,700	1,120,111
Santen Pharmaceutical Co. Ltd.	102,500	1,048,625
SCREEN Holdings Co. Ltd.	2,300	208,515
Secom Co. Ltd.	1,600	94,758
Seiko Epson Corp.	52,900	826,990
Seino Holdings Co. Ltd.	17,000	230,170
Sekisui Chemical Co. Ltd.	10,800	149,932
Shimadzu Corp.	42,300	1,060,207
Shimano, Inc.	21,600	3,338,147
Shimizu Corp.	139,400	785,562
Shin-Etsu Chemical Co. Ltd.	148,480	5,773,146
Shionogi & Co. Ltd.	72,700	2,831,558
SKY Perfect JSAT Holdings, Inc.	142,800	773,822
Sojitz Corp.	33,100	808,543
Sompo Holdings, Inc.	23,200	497,030
Sony Group Corp.	112,170	9,559,259
Subaru Corp.	152,000	3,232,335
Sugi Holdings Co. Ltd.	35,900	493,344
Sumitomo Electric Industries Ltd.	34,600	540,954
Sumitomo Heavy Industries Ltd.	24,000	626,341
Sumitomo Mitsui Financial Group, Inc.	28,000	1,879,498
T&D Holdings, Inc.	13,500	235,805
Taisei Corp.	2,600	96,727
TDK Corp.	42,200	2,594,956
Terumo Corp.	228,300	3,786,402
TIS, Inc.	25,100	487,644

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Toho Co. Ltd.	3,000	$87,762
Tokai Rika Co. Ltd.	2,800	37,772
Tokio Marine Holdings, Inc.	252,193	9,477,175
Tokuyama Corp.	26,700	491,857
Tokyo Electric Power Co. Holdings, Inc.*	85,800	462,032
Tokyo Electron Ltd.	13,900	3,042,716
Tokyo Gas Co. Ltd.	97,200	2,092,520
Toyota Boshoku Corp.	39,000	517,983
Toyota Industries Corp.	11,100	944,226
Toyota Motor Corp.	179,400	3,680,835
Toyota Tsusho Corp.	60,000	1,172,587
Transcosmos, Inc.	12,800	276,892
Tsubakimoto Chain Co.	17,100	664,203
Valor Holdings Co. Ltd.	14,100	216,274
West Japan Railway Co.	47,500	886,326
Yokogawa Electric Corp.	10,400	252,575
Yokohama Rubber Co. Ltd. (The)	33,300	740,681

		222,938,773

Jordan — 0.1%
Hikma Pharmaceuticals PLC	63,480	1,512,476

Luxembourg — 0.0%
ArcelorMittal SA	17,672	404,853

Malaysia — 0.1%
CIMB Group Holdings Bhd	487,100	701,792

Mexico — 0.2%
Cemex SAB de CV, UTS	657,596	420,545
Coca-Cola Femsa SAB de CV, UTS	71,100	611,550
Gruma SAB de CV (Class B Stock)	33,607	615,580
Grupo Financiero Banorte SAB de CV (Class O Stock)	69,000	536,989
Wal-Mart de Mexico SAB de CV	132,355	452,083

		2,636,747

Netherlands — 5.3%
ABN AMRO Bank NV, 144A, CVA	168,510	2,767,553
Adyen NV, 144A*	1,339	1,590,298
Aegon Ltd.	141,101	872,417
ASM International NV	11,500	8,790,322
ASML Holding NV	31,869	32,479,812
ASR Nederland NV	18,914	900,470
Euronext NV, 144A	14,313	1,326,391
EXOR NV	3,610	377,090
Heineken NV	31,621	3,059,206
ING Groep NV	65,944	1,133,093
Koninklijke Ahold Delhaize NV	119,263	3,509,564
Koninklijke KPN NV	1,972,247	7,559,100
NN Group NV	23,878	1,109,813
Pluxee NV*	13,977	393,558
Wolters Kluwer NV	17,370	2,868,451

		68,737,138

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	35,337	646,782
Xero Ltd.*	4,016	363,193

		1,009,975

	Shares	Value

COMMON STOCKS (continued)
Norway — 0.4%
DNB Bank ASA	46,131	$905,131
Kongsberg Gruppen ASA	6,681	544,055
Mowi ASA	167,646	2,786,338
Orkla ASA	91,346	740,740

		4,976,264

Peru — 0.1%
Credicorp Ltd.	5,889	950,072

Philippines — 0.0%
DMCI Holdings, Inc.	3,317,000	630,079

Portugal — 0.1%
NOS SGPS SA	89,225	316,038
Sonae SGPS SA	543,480	508,689

		824,727

Qatar — 0.1%
Ooredoo QPSC	217,400	610,045
Vodafone Qatar QSC	976,300	454,888

		1,064,933

Singapore — 1.3%
DBS Group Holdings Ltd.	383,614	10,103,934
Genting Singapore Ltd.	252,900	160,754
Hong Leong Asia Ltd.	171,600	75,224
Jardine Cycle & Carriage Ltd.	40,700	796,269
Oversea-Chinese Banking Corp. Ltd.	379,800	4,033,243
Sea Ltd., ADR*	10,300	735,626
Singapore Airlines Ltd.	54,700	277,929
United Overseas Bank Ltd.	35,000	807,321

		16,990,300

South Africa — 0.3%
Anglo American PLC	17,856	564,259
Aspen Pharmacare Holdings Ltd.	47,200	605,554
AVI Ltd.	83,393	433,201
Gold Fields Ltd.	50,000	747,125
MTN Group Ltd.	172,600	803,175
Tiger Brands Ltd.	63,411	691,533

		3,844,847

South Korea — 1.5%
Amorepacific Corp.	4,707	569,787
DB HiTek Co. Ltd.	27,000	952,351
DB Insurance Co. Ltd.	10,133	839,549
Doosan Bobcat, Inc.	44,193	1,636,125
Hana Financial Group, Inc.	7,247	318,723
Hugel, Inc.*	2,228	372,983
Industrial Bank of Korea	82,300	837,865
KB Financial Group, Inc.	17,743	1,009,224
Kia Corp.	25,315	2,368,759
Samsung C&T Corp.	9,800	1,005,726
Samsung Electronics Co. Ltd.	34,447	2,027,337
Samsung Electronics Co. Ltd., GDR	2,648	3,881,592
Samsung Fire & Marine Insurance Co. Ltd.	4,923	1,384,782
Samsung SDS Co. Ltd.	5,400	579,619
Woori Financial Group, Inc.	70,600	753,292

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
South Korea (cont’d.)
Youngone Corp.	16,300	$410,632

		18,948,346

Spain — 2.9%
Aena SME SA, 144A	3,326	673,506
Banco Bilbao Vizcaya Argentaria SA	454,999	4,567,503
Banco Santander SA	1,596,514	7,428,219
CaixaBank SA	106,060	563,236
Cia de Distribucion Integral Logista Holdings SA	24,408	691,648
Enagas SA	6,650	98,885
Endesa SA(a)	122,637	2,304,223
Iberdrola SA	367,864	4,773,007
Industria de Diseno Textil SA	267,604	13,279,415
Mapfre SA	238,133	549,170
Repsol SA(a)	177,875	2,820,862

		37,749,674

Sweden — 2.8%
Alfa Laval AB	8,580	375,732
Atlas Copco AB (Class A Stock)	455,310	8,549,017
Atlas Copco AB (Class B Stock)	44,361	716,310
Betsson AB (Class B Stock)*	42,223	493,616
Boliden AB	17,978	578,187
Epiroc AB (Class B Stock)	11,020	202,281
Essity AB (Class B Stock)	139,164	3,557,704
H & M Hennes & Mauritz AB (Class B Stock)	12,850	203,546
Industrivarden AB (Class A Stock)	3,575	121,779
Indutrade AB	4,235	108,775
Investor AB (Class B Stock)	155,112	4,250,545
Sandvik AB	98,943	1,988,192
Skandinaviska Enskilda Banken AB (Class A Stock)	47,431	701,252
SKF AB (Class B Stock)	46,685	938,240
Swedbank AB (Class A Stock)	81,567	1,680,138
Tele2 AB (Class B Stock)	15,862	160,117
Trelleborg AB (Class B Stock)	13,617	529,922
Volvo AB (Class A Stock)	5,460	142,742
Volvo AB (Class B Stock)	416,504	10,701,835
Volvo Car AB (Class B Stock)*	177,162	547,784

		36,547,714

Switzerland — 3.1%
ABB Ltd.	108,010	5,989,254
Cie Financiere Richemont SA (Class A Stock)	32,576	5,091,073
Givaudan SA	70	331,563
Julius Baer Group Ltd.	10,400	581,695
Logitech International SA	37,633	3,621,831
Novartis AG	151,116	16,089,573
Sandoz Group AG	10,700	387,854
Schindler Holding AG	656	163,533
Schindler Holding AG (Part. Cert.)	2,110	529,407
UBS Group AG	242,345	7,117,713

		39,903,496

	Shares	Value

COMMON STOCKS (continued)
Taiwan — 2.3%
Advanced International Multitech Co. Ltd.	251,000	$639,875
ASE Technology Holding Co. Ltd.	388,000	2,009,960
Chicony Electronics Co. Ltd.	136,000	715,527
Global Brands Manufacture Ltd.	303,000	692,716
Hon Hai Precision Industry Co. Ltd.	343,000	2,258,286
King Yuan Electronics Co. Ltd.	557,000	2,035,048
MediaTek, Inc.	27,000	1,162,847
Novatek Microelectronics Corp.	74,000	1,380,085
Pou Chen Corp.	584,000	628,911
Simplo Technology Co. Ltd.	53,000	695,722
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	90,980	15,813,234
United Microelectronics Corp.	754,000	1,304,071

		29,336,282

Thailand — 0.0%
AP Thailand PCL	1,863,300	402,719

Turkey — 0.1%
Haci Omer Sabanci Holding A/S	267,900	791,541

United Arab Emirates — 0.1%
Air Arabia PJSC	826,200	516,297
Emaar Properties PJSC	209,969	469,167
Emirates NBD Bank PJSC	75,904	341,016

		1,326,480

United Kingdom — 9.8%
3i Group PLC	303,965	11,715,088
Associated British Foods PLC	9,920	309,741
AstraZeneca PLC	77,319	12,033,392
Auto Trader Group PLC, 144A	22,950	230,996
Aviva PLC	553,269	3,332,509
BAE Systems PLC	285,453	4,754,687
Barclays PLC	1,845,962	4,877,803
Barratt Developments PLC	28,138	167,115
Beazley PLC	44,737	399,571
Berkeley Group Holdings PLC	32,910	1,901,525
British American Tobacco PLC	124,087	3,811,913
BT Group PLC	446,899	792,286
Centrica PLC	1,853,010	3,158,448
CK Hutchison Holdings Ltd.	117,000	558,099
Compass Group PLC	98,464	2,682,488
Computacenter PLC	20,100	726,295
ConvaTec Group PLC, 144A	289,149	856,667
DCC PLC	10,845	756,893
Diageo PLC	77,741	2,440,602
Drax Group PLC	60,388	376,087
Dunelm Group PLC	34,752	466,498
Harbour Energy PLC	204,260	801,985
Hargreaves Lansdown PLC	9,060	129,145
HSBC Holdings PLC	529,696	4,572,341
IG Group Holdings PLC	41,137	426,106
Imperial Brands PLC	189,062	4,837,875
Informa PLC	38,706	417,713
InterContinental Hotels Group PLC	44,812	4,708,684
Investec PLC	235,490	1,702,325
J D Wetherspoon PLC*	41,145	379,165
J Sainsbury PLC	294,565	949,046

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (cont’d.)
Kingfisher PLC	275,760	$864,694
Lloyds Banking Group PLC	7,895,159	5,445,415
London Stock Exchange Group PLC	32,752	3,883,679
NatWest Group PLC	786,020	3,092,279
Next PLC	47,891	5,465,229
Persimmon PLC	13,425	227,813
QinetiQ Group PLC	127,575	712,370
Reckitt Benckiser Group PLC	19,642	1,062,618
Redrow PLC	69,856	588,851
RELX PLC	137,037	6,271,210
Rolls-Royce Holdings PLC*	1,015,016	5,829,480
Serco Group PLC	267,061	604,901
Smiths Group PLC	9,864	212,240
SSE PLC	102,555	2,316,060
Tesco PLC	1,500,021	5,794,240
Unilever PLC	102,875	5,646,537
Vistry Group PLC*	18,431	274,833
Vodafone Group PLC	647,013	572,503
Whitbread PLC	28,525	1,070,530
Zigup PLC	160,430	853,530

		126,062,100

United States — 7.3%
BP PLC	840,912	5,062,943
BRP, Inc.	8,900	570,217
CyberArk Software Ltd.*	11,391	3,114,527
Experian PLC	20,102	933,874
Ferguson PLC	16,035	3,075,303
Globant SA*	6,660	1,187,212
GSK PLC	447,755	8,612,217
Holcim AG*	70,617	6,241,983
James Hardie Industries PLC, CDI*	29,978	938,240
JBS SA*	220,700	1,276,800
Linde PLC	3,464	1,520,038
Monday.com Ltd.*	6,421	1,545,920
Nestle SA	138,937	14,181,895
Roche Holding AG	34,082	9,442,719
Sanofi SA	87,459	8,434,817
Schneider Electric SE	22,809	5,468,359
Shell PLC	463,005	16,607,065
Stellantis NV (SGMX)	51,207	1,009,655
Stellantis NV (BATE)	185,095	3,659,089
Swiss Re AG	13,940	1,728,239

		94,611,112

TOTAL COMMON STOCKS (cost $1,029,800,152)		1,216,749,985

PREFERRED STOCKS — 0.4%
Brazil — 0.1%
Gerdau SA (PRFC)	118,392	390,539
Itausa SA (PRFC)	342,615	599,412

		989,951

Germany — 0.3%
Bayerische Motoren Werke AG (PRFC)	1,602	141,457
Henkel AG & Co. KGaA (PRFC)	42,274	3,763,943

		Shares	Value
PREFERRED STOCKS (continued)
Germany (cont’d.)
Porsche Automobil Holding SE (PRFC)		4,152	$187,387

			4,092,787

TOTAL PREFERRED STOCKS (cost $4,663,371)			5,082,738

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.6%
United States
iShares Core MSCI EAFE ETF		352,948	25,638,143
iShares MSCI EAFE ETF(a)		121,573	9,522,813
iShares MSCI EAFE Growth ETF		50,225	5,138,017
iShares MSCI EAFE Value ETF		120,342	6,382,940

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $43,363,371)			46,681,913

		Units
WARRANTS* — 0.0%
Canada
Constellation Software, Inc., expiring 03/31/40^		673	—

(cost $0)
TOTAL LONG-TERM INVESTMENTS (cost $1,077,826,894)			1,268,514,636

		Shares
SHORT-TERM INVESTMENTS — 3.6%
AFFILIATED MUTUAL FUNDS — 3.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)		9,166,456	9,166,456
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $36,627,996; includes $36,510,114 of cash collateral for securities on loan)(b)(wb)		36,649,986	36,627,996

TOTAL AFFILIATED MUTUAL FUNDS (cost $45,794,452)			45,794,452

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.0%
Federal Home Loan Bank
5.153%	07/01/24	124	123,945

(cost $124,000)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
5.289%	09/19/24	500	$494,207

(cost $494,205)
TOTAL SHORT-TERM INVESTMENTS (cost $46,412,657)			46,412,604

TOTAL INVESTMENTS—101.7% (cost $1,124,239,551)			1,314,927,240
Liabilities in excess of other assets(z) — (1.7)%			(22,453,930)

NET ASSETS — 100.0%			$1,292,473,310

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,251,539; cash collateral of $36,510,114 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
85	Mini MSCI EAFE Index	Sep. 2024	$9,958,600	$44,889

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$—	$494,207

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$65,883,566	$—
Austria	—	7,429,075	—
Belgium	—	8,397,306	—
Brazil	13,170,043	400,656	—
Canada	25,709,644	—	—
Chile	682,613	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
China	$5,228,456	$28,663,272	$—
Czech Republic	—	634,744	—
Denmark	—	46,226,559	—
Finland	—	9,350,229	—
France	—	132,544,157	—
Germany	—	80,375,805	—
Greece	—	2,261,839	—
Hong Kong	—	13,094,913	—
Hungary	—	329,609	—
India	—	15,967,081	—
Indonesia	—	2,404,828	—
Ireland	167,760	1,613,003	—
Israel	5,322,681	1,711,509	—
Italy	—	36,278,197	—
Japan	—	222,938,773	—
Jordan	—	1,512,476	—
Luxembourg	—	404,853	—
Malaysia	—	701,792	—
Mexico	2,636,747	—	—
Netherlands	—	68,737,138	—
New Zealand	—	1,009,975	—
Norway	—	4,976,264	—
Peru	950,072	—	—
Philippines	—	630,079	—
Portugal	—	824,727	—
Qatar	—	1,064,933	—
Singapore	735,626	16,254,674	—
South Africa	—	3,844,847	—
South Korea	—	18,948,346	—
Spain	—	37,749,674	—
Sweden	—	36,547,714	—
Switzerland	—	39,903,496	—
Taiwan	15,813,234	13,523,048	—
Thailand	—	402,719	—
Turkey	—	791,541	—
United Arab Emirates	—	1,326,480	—
United Kingdom	—	126,062,100	—
United States	9,214,714	85,396,398	—
Preferred Stocks
Brazil	989,951	—	—
Germany	—	4,092,787	—
Unaffiliated Exchange-Traded Funds
United States	46,681,913	—	—
Warrants
Canada	—	—	—**
Short-Term Investments
Affiliated Mutual Funds	45,794,452	—	—
U.S. Government Agency Obligation	—	123,945	—
U.S. Treasury Obligation	—	494,207	—

Total	$173,097,906	$1,141,829,334	$—**

Other Financial Instruments*
Assets
Futures Contracts	$44,889	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Banks	10.2%
Pharmaceuticals	8.5
Semiconductors & Semiconductor Equipment	6.5
Insurance	5.2
Oil, Gas & Consumable Fuels	5.1
Unaffiliated Exchange-Traded Funds	3.6
Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	3.6
Metals & Mining	3.5
Machinery	3.4
Textiles, Apparel & Luxury Goods	3.4
Capital Markets	2.9
Automobiles	2.7
Food Products	2.2
Aerospace & Defense	2.2
Chemicals	1.8
Diversified Telecommunication Services	1.7
Industrial Conglomerates	1.7
Professional Services	1.5
Specialty Retail	1.5
Electrical Equipment	1.5
Electronic Equipment, Instruments & Components	1.5
Trading Companies & Distributors	1.5
Software	1.4
Electric Utilities	1.3
Beverages	1.3
Hotels, Restaurants & Leisure	1.3
Broadline Retail	1.3
Technology Hardware, Storage & Peripherals	1.2
Consumer Staples Distribution & Retail	1.2
Personal Care Products	1.1
Automobile Components	1.0
IT Services	1.0
Household Durables	1.0
Construction Materials	1.0
Construction & Engineering	1.0
Health Care Equipment & Supplies	0.9

Building Products	0.8%
Tobacco	0.7
Household Products	0.7
Financial Services	0.6
Retail REITs	0.6
Real Estate Management & Development	0.5
Leisure Products	0.5
Health Care Providers & Services	0.5
Media	0.5
Multi-Utilities	0.5
Commercial Services & Supplies	0.4
Entertainment	0.4
Interactive Media & Services	0.3
Gas Utilities	0.3
Industrial REITs	0.3
Wireless Telecommunication Services	0.3
Air Freight & Logistics	0.3
Marine Transportation	0.3
Passenger Airlines	0.2
Diversified REITs	0.2
Containers & Packaging	0.2
Communications Equipment	0.2
Ground Transportation	0.2
Transportation Infrastructure	0.1
Biotechnology	0.1
Paper & Forest Products	0.1
Consumer Finance	0.1
Independent Power & Renewable Electricity Producers	0.1
U.S. Treasury Obligation	0.0	*
Office REITs	0.0	*
U.S. Government Agency Obligation	0.0	*

	101.7
Liabilities in excess of other assets	(1.7)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$44,889*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Equity contracts	$572,886	$—
Foreign exchange contracts	—	(5,114)

Total	$572,886	$(5,114)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(328,594)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$9,430,633
Forward Foreign Currency Exchange Contracts - Purchased (2)	159,251
Forward Foreign Currency Exchange Contracts - Sold (2)	137,929

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$35,251,539	$(35,251,539)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $35,251,539:
Unaffiliated investments (cost $1,078,445,099)	$1,269,132,788
Affiliated investments (cost $45,794,452)	45,794,452
Foreign currency, at value (cost $5,991,561)	5,972,630
Receivable for investments sold	16,566,786
Tax reclaim receivable	9,597,360
Dividends and interest receivable	1,933,250
Receivable for Portfolio shares sold	361,619
Receivable from affiliate	58,663
Due from broker-variation margin futures	13,600
Prepaid expenses and other assets	219,033

Total Assets	1,349,650,181

LIABILITIES
Payable to broker for collateral for securities on loan	36,510,114
Payable for investments purchased	15,255,686
Payable to affiliate	3,289,330
Payable for Portfolio shares purchased	598,574
Foreign capital gains tax liability accrued	580,063
Management fee payable	407,267
Loan payable	255,000
Accrued expenses and other liabilities	172,514
Payable to custodian	54,489
Distribution fee payable	53,127
Affiliated transfer agent fee payable	707

Total Liabilities	57,176,871

NET ASSETS	$1,292,473,310

Net assets were comprised of:
Partners’ Equity	$1,292,473,310

Net asset value and redemption price per share, $1,292,473,310 / 47,419,286 outstanding shares of beneficial interest	$27.26

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $4,142,431 foreign withholding tax, of which $1,134,172 is reimbursable by an affiliate)	$25,182,468
Affiliated dividend income	401,993
Income from securities lending, net (including affiliated income of $89,794)	129,441
Interest income	55,943
Other income	7,006

Total income	25,776,851

EXPENSES
Management fee	4,579,265
Distribution fee	1,602,202
Custodian and accounting fees	207,396
Professional fees	47,384
Audit fee	21,820
Trustees’ fees	13,820
Shareholders’ reports	7,656
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	46,174

Total expenses	6,530,212
Less: Fee waiver and/or expense reimbursement	(246,348)

Net expenses	6,283,864

NET INVESTMENT INCOME (LOSS)	19,492,987

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,103)) (net of foreign capital gains taxes $(91,284))	28,651,399
Futures transactions	572,886
Forward currency contract transactions	(5,114)
Foreign currency transactions	(385,800)

28,833,371

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,456) (net of change in foreign capital gains taxes $(159,712))	38,816,495
Futures	(328,594)
Foreign currencies	(317,995)

38,169,906

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	67,003,277

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,496,264

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$19,492,987	$27,664,581
Net realized gain (loss) on investment and foreign currency transactions	28,833,371	25,531,187
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	38,169,906	112,354,769

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	86,496,264	165,550,537

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,399,675 and 4,108,295 shares, respectively]	37,113,803	97,890,922
Portfolio shares issued in merger [0 and 32,436,795 shares, respectively]	—	731,774,104
Portfolio shares purchased [3,813,311 and 7,795,050 shares, respectively]	(100,611,933)	(181,667,901)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(63,498,130)	647,997,125

TOTAL INCREASE (DECREASE)	22,998,134	813,547,662
NET ASSETS:
Beginning of period	1,269,475,176	455,927,514

End of period	$1,292,473,310	$1,269,475,176

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$25.47		$21.63	$30.33	$26.96	$20.53	$15.54

Income (Loss) From Investment Operations:
Net investment income (loss)	0.40		0.62	0.10	0.03	(0.01)	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.39		3.22	(8.80)	3.34	6.44	4.88

Total from investment operations	1.79		3.84	(8.70)	3.37	6.43	4.99

Capital Contributions	—		—	—	—	—	—	(b)(c)(d)

Net Asset Value, end of period	$27.26		$25.47	$21.63	$30.33	$26.96	$20.53

Total Return(e)	7.03%		17.75%	(28.68)%	12.50%	31.32%	32.11	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,292		$1,269	$456	$770	$2,185	$2,207
Average net assets (in millions)	$1,289		$1,063	$548	$1,393	$1,944	$2,082
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.98	%(h)	0.99%	1.06%	1.07%	1.09%	1.08%
Expenses before waivers and/or expense reimbursement	1.02	%(h)	1.05%	1.15%	1.10%	1.11%	1.10%
Net investment income (loss)	3.04	%(h)	2.60%	0.42%	0.11%	(0.03)%	0.61%
Portfolio turnover rate(i)	31%		109%	64%	27%	57%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST LARGE-CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 96.1%
Aerospace & Defense — 2.3%
Curtiss-Wright Corp.	2,500	$677,450
General Electric Co.	5,700	906,129
Howmet Aerospace, Inc.	50,348	3,908,515
L3Harris Technologies, Inc.	3,400	763,572
Lockheed Martin Corp.	1,600	747,360
Northrop Grumman Corp.	7,461	3,252,623

		10,255,649

Air Freight & Logistics — 0.2%
FedEx Corp.	2,336	700,426
United Parcel Service, Inc. (Class B Stock)	1,800	246,330

		946,756

Automobile Components — 0.2%
Aptiv PLC*	10,400	732,368

Automobiles — 0.6%
Ford Motor Co.	124,503	1,561,267
General Motors Co.	21,000	975,660
Tesla, Inc.*	785	155,336

		2,692,263

Banks — 3.0%
Bank of America Corp.	39,820	1,583,641
BankUnited, Inc.	6,200	181,474
Citizens Financial Group, Inc.	14,200	511,626
Huntington Bancshares, Inc.	7,200	94,896
JPMorgan Chase & Co.	23,771	4,807,923
Popular, Inc. (Puerto Rico)	2,200	194,546
U.S. BanCorp.	47,006	1,866,138
Wells Fargo & Co.	66,272	3,935,894

		13,176,138

Beverages — 1.4%
Coca-Cola Co. (The)	36,936	2,350,976
Diageo PLC (United Kingdom)	22,385	702,755
Keurig Dr. Pepper, Inc.	42,400	1,416,160
PepsiCo, Inc.	7,172	1,182,878
Pernod Ricard SA (France)	4,910	669,919

		6,322,688

Biotechnology — 2.6%
AbbVie, Inc.	22,039	3,780,129
Biogen, Inc.*	3,134	726,524
GRAIL, Inc.*	1,050	16,138
Regeneron Pharmaceuticals, Inc.*	3,192	3,354,888
Vertex Pharmaceuticals, Inc.*	7,872	3,689,764

		11,567,443

Broadline Retail — 4.4%
Amazon.com, Inc.*	99,716	19,270,117
eBay, Inc.(a)	9,400	504,968

		19,775,085

Building Products — 1.3%
Allegion PLC	5,008	591,695
Carrier Global Corp.	22,793	1,437,783

	Shares	Value
COMMON STOCKS (continued)
Building Products (cont’d.)
Johnson Controls International PLC	14,621	$971,858
Owens Corning	4,900	851,228
Resideo Technologies, Inc.*	16,800	328,608
Trane Technologies PLC	5,442	1,790,037

		5,971,209

Capital Markets — 2.6%
Ameriprise Financial, Inc.	4,362	1,863,403
Bank of New York Mellon Corp. (The)	25,627	1,534,801
BGC Group, Inc. (Class A Stock)	48,600	403,380
Charles Schwab Corp. (The)	2,195	161,750
CME Group, Inc.	3,594	706,580
Goldman Sachs Group, Inc. (The)	6,322	2,859,567
Janus Henderson Group PLC	2,700	91,017
KKR & Co., Inc.	800	84,192
Morgan Stanley	23,117	2,246,741
Northern Trust Corp.	12,000	1,007,760
Raymond James Financial, Inc.	3,100	383,191
S&P Global, Inc.	200	89,200
T. Rowe Price Group, Inc.	1,800	207,558

		11,639,140

Chemicals — 0.9%
DuPont de Nemours, Inc.	14,007	1,127,424
Linde PLC	2,915	1,279,131
PPG Industries, Inc.	9,600	1,208,544
Sherwin-Williams Co. (The)	800	238,744

		3,853,843

Commercial Services & Supplies — 0.2%
HNI Corp.	1,300	58,526
Waste Management, Inc.	3,785	807,492

		866,018

Communications Equipment — 0.5%
Arista Networks, Inc.*	5,100	1,787,448
Cisco Systems, Inc.	7,076	336,181

		2,123,629

Construction Materials — 1.1%
Summit Materials, Inc. (Class A Stock)*	24,782	907,269
Vulcan Materials Co.	16,128	4,010,711

		4,917,980

Consumer Finance — 0.7%
American Express Co.	12,591	2,915,446
LendingClub Corp.*	6,900	58,374

		2,973,820

Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	2,175	1,848,728
Target Corp.	15,310	2,266,493
United Natural Foods, Inc.*	23,300	305,230

		4,420,451

Containers & Packaging — 0.0%
Avery Dennison Corp.	500	109,325

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Distributors — 0.0%
Genuine Parts Co.	400	$55,328

Diversified Consumer Services — 0.0%
Frontdoor, Inc.*	4,900	165,571

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	79,777	1,524,538
Verizon Communications, Inc.	27,816	1,147,132

		2,671,670

Electric Utilities — 1.7%
NextEra Energy, Inc.	29,753	2,106,810
NRG Energy, Inc.	11,000	856,460
PG&E Corp.	123,615	2,158,318
PNM Resources, Inc.	4,100	151,536
Portland General Electric Co.	1,500	64,860
Southern Co. (The)	16,403	1,272,381
Xcel Energy, Inc.	21,155	1,129,888

		7,740,253

Electrical Equipment — 1.9%
Acuity Brands, Inc.(a)	900	217,296
AMETEK, Inc.	6,043	1,007,428
Eaton Corp. PLC	17,323	5,431,627
Emerson Electric Co.	5,600	616,896
EnerSys	3,800	393,376
Vertiv Holdings Co. (Class A Stock)	9,700	839,729

		8,506,352

Electronic Equipment, Instruments & Components — 0.4%
TD SYNNEX Corp.	2,400	276,960
TE Connectivity Ltd.	11,117	1,672,330

		1,949,290

Energy Equipment & Services — 0.7%
Baker Hughes Co.	84,669	2,977,809

Entertainment — 0.9%
Electronic Arts, Inc.(a)	8,657	1,206,180
Netflix, Inc.*	2,600	1,754,688
Walt Disney Co. (The)	8,600	853,894
Warner Bros Discovery, Inc.*	25,900	192,696

		4,007,458

Financial Services — 3.5%
Berkshire Hathaway, Inc. (Class B Stock)*	2,626	1,068,257
Block, Inc.*	10,094	650,962
Corpay, Inc.*	2,811	748,879
Fidelity National Information Services, Inc.	6,300	474,768
Fiserv, Inc.*	10,656	1,588,170
Global Payments, Inc.	3,400	328,780
Mastercard, Inc. (Class A Stock)	14,984	6,610,341
Visa, Inc. (Class A Stock)	15,392	4,039,938

		15,510,095

Food Products — 0.8%
Archer-Daniels-Midland Co.	6,577	397,580
Hain Celestial Group, Inc. (The)*	8,700	60,117

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	38,234	$2,502,033
Vital Farms, Inc.*	10,000	467,700

		3,427,430

Ground Transportation — 1.4%
Canadian Pacific Kansas City Ltd. (Canada)	7,201	566,935
CSX Corp.	97,142	3,249,400
J.B. Hunt Transport Services, Inc.	2,496	399,360
Union Pacific Corp.	8,300	1,877,958

		6,093,653

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	11,039	1,147,063
Baxter International, Inc.	2,858	95,600
Becton, Dickinson & Co.	11,882	2,776,942
Boston Scientific Corp.*	7,700	592,977
Hologic, Inc.*	1,300	96,525
Medtronic PLC	43,113	3,393,424
STERIS PLC	2,554	560,705
Stryker Corp.	6,308	2,146,297
Zimmer Biomet Holdings, Inc.	500	54,265

		10,863,798

Health Care Providers & Services — 1.8%
Centene Corp.*	18,700	1,239,810
Cigna Group (The)	5,569	1,840,944
Elevance Health, Inc.	1,712	927,664
Labcorp Holdings, Inc.	3,100	630,881
UnitedHealth Group, Inc.	6,529	3,324,959

		7,964,258

Hotels, Restaurants & Leisure — 1.1%
Chipotle Mexican Grill, Inc.*(a)	21,000	1,315,650
Marriott International, Inc. (Class A Stock)	4,447	1,075,151
McDonald’s Corp.	10,356	2,639,123

		5,029,924

Household Durables — 0.1%
Lennar Corp. (Class A Stock)	1,600	239,792
Meritage Homes Corp.	1,000	161,850

		401,642

Household Products — 0.8%
Colgate-Palmolive Co.	32,834	3,186,211
Energizer Holdings, Inc.	11,400	336,756

		3,522,967

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	19,311	339,294

Industrial Conglomerates — 0.7%
3M Co.	15,950	1,629,930
Honeywell International, Inc.	7,676	1,639,133

		3,269,063

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial REITs — 0.4%
LXP Industrial Trust	13,100	$119,472
Prologis, Inc.(a)	14,958	1,679,933

		1,799,405

Insurance — 2.4%
Allstate Corp. (The)	9,300	1,484,838
Aon PLC (Class A Stock)	3,466	1,017,548
Assurant, Inc.	7,200	1,197,000
Chubb Ltd.	5,395	1,376,157
MetLife, Inc.	14,800	1,038,812
Oscar Health, Inc. (Class A Stock)*	23,600	373,352
Progressive Corp. (The)	8,600	1,786,306
Travelers Cos., Inc. (The)	7,632	1,551,891
Willis Towers Watson PLC	3,649	956,549

		10,782,453

Interactive Media & Services — 6.5%
Alphabet, Inc. (Class A Stock)	89,131	16,235,212
Alphabet, Inc. (Class C Stock)	23,153	4,246,723
Meta Platforms, Inc. (Class A Stock)	16,135	8,135,590
Pinterest, Inc. (Class A Stock)*	10,100	445,107

		29,062,632

IT Services — 0.4%
Cognizant Technology Solutions Corp. (Class A Stock)	15,200	1,033,600
International Business Machines Corp.	3,800	657,210

		1,690,810

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	10,031	1,300,319
Danaher Corp.	7,198	1,798,420
ICON PLC*	4,976	1,559,827
Illumina, Inc.*	6,300	657,594
Thermo Fisher Scientific, Inc.	3,800	2,101,400
West Pharmaceutical Services, Inc.	1,500	494,085

		7,911,645

Machinery — 0.7%
Allison Transmission Holdings, Inc.	3,700	280,830
Blue Bird Corp.*	1,900	102,315
Deere & Co.	5,870	2,193,208
Flowserve Corp.	6,900	331,890
Tennant Co.	3,100	305,164

		3,213,407

Media — 0.1%
Comcast Corp. (Class A Stock)	12,860	503,598

Metals & Mining — 0.0%
Carpenter Technology Corp.	1,000	109,580
Reliance, Inc.	200	57,120

		166,700

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
MFA Financial, Inc.	16,300	173,432

Multi-Utilities — 0.7%
Avista Corp.	17,100	591,831
Black Hills Corp.	8,100	440,478

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
CMS Energy Corp.	18,900	$1,125,117
DTE Energy Co.	6,900	765,969

		2,923,395

Oil, Gas & Consumable Fuels — 3.2%
Antero Resources Corp.*	8,300	270,829
Cheniere Energy, Inc.	3,800	664,354
Chevron Corp.	6,400	1,001,088
ConocoPhillips	33,118	3,788,037
Diamondback Energy, Inc.	2,600	520,494
Exxon Mobil Corp.	62,581	7,204,325
Marathon Oil Corp.	3,500	100,345
Phillips 66	3,500	494,095

		14,043,567

Passenger Airlines — 0.1%
SkyWest, Inc.*	3,100	254,417

Personal Care Products — 0.3%
Edgewell Personal Care Co.	4,400	176,836
Kenvue, Inc.	63,967	1,162,920

		1,339,756

Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	4,172	173,263
Elanco Animal Health, Inc.*	22,400	323,232
Eli Lilly & Co.	6,359	5,757,312
Johnson & Johnson	17,563	2,567,008
Merck & Co., Inc.	29,409	3,640,834
Pfizer, Inc.	43,900	1,228,322

		13,689,971

Professional Services — 0.1%
Dun & Bradstreet Holdings, Inc.	65,294	604,622

Real Estate Management & Development — 0.0%
Jones Lang LaSalle, Inc.*	300	61,584

Residential REITs — 0.3%
Equity Residential	17,200	1,192,648

Semiconductors & Semiconductor Equipment — 12.6%
Analog Devices, Inc.	18,047	4,119,408
Applied Materials, Inc.	13,439	3,171,470
ASML Holding NV (Netherlands) (XAMS)	1,221	1,244,402
ASML Holding NV (Netherlands) (XNGS)	346	353,865
Broadcom, Inc.	710	1,139,926
Intel Corp.	44,000	1,362,680
Lam Research Corp.	3,007	3,202,004
Marvell Technology, Inc.	13,703	957,840
Micron Technology, Inc.	13,339	1,754,479
NVIDIA Corp.	248,360	30,682,394
NXP Semiconductors NV (China)	11,965	3,219,662
Photronics, Inc.*	2,450	60,441
QUALCOMM, Inc.	12,900	2,569,422
Teradyne, Inc.	9,500	1,408,755
Texas Instruments, Inc.	5,383	1,047,155

		56,293,903

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software — 11.0%
Adobe, Inc.*	1,732	$962,195
Check Point Software Technologies Ltd. (Israel)*(a)	8,366	1,380,390
Intuit, Inc.	3,262	2,143,819
Microsoft Corp.	85,700	38,303,615
Oracle Corp.	17,061	2,409,013
Salesforce, Inc.	10,076	2,590,540
ServiceNow, Inc.*	500	393,335
Teradata Corp.*	1,600	55,296
Verint Systems, Inc.*	9,900	318,780
Zoom Video Communications, Inc. (Class A Stock)*	7,000	414,330

		48,971,313

Specialized REITs — 0.4%
American Tower Corp.	9,763	1,897,732

Specialty Retail — 2.5%
AutoZone, Inc.*	510	1,511,691
Home Depot, Inc. (The)	7,852	2,702,972
Lowe’s Cos., Inc.	21,091	4,649,722
TJX Cos., Inc. (The)	11,705	1,288,721
Ulta Beauty, Inc.*	3,100	1,196,197

		11,349,303

Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	126,407	26,623,842
Hewlett Packard Enterprise Co.	72,800	1,541,176
HP, Inc.	8,500	297,670
NetApp, Inc.	8,800	1,133,440
Pure Storage, Inc. (Class A Stock)*	11,800	757,678
Seagate Technology Holdings PLC	9,666	998,208
Western Digital Corp.*	1,500	113,655

		31,465,669

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.*	470	454,936
G-III Apparel Group Ltd.*	19,000	514,330
LVMH Moet Hennessy Louis Vuitton SE (France)	1,279	982,005

		1,951,271

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	8,900	184,497
T-Mobile US, Inc.	1,100	193,798

		378,295

TOTAL COMMON STOCKS (cost $340,598,005)		428,561,188

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.9%
iShares Core S&P 500 ETF	13,358	7,309,898
SPDR S&P 500 ETF Trust	9,993	5,438,391

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $10,687,107)		12,748,289

TOTAL LONG-TERM INVESTMENTS (cost $351,285,112)		441,309,477

		Shares	Value

SHORT-TERM INVESTMENTS — 2.0%
AFFILIATED MUTUAL FUNDS — 1.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)		3,313,112	$3,313,112
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $4,643,124; includes $4,623,573 of cash collateral for securities on loan)(b)(wb)		4,645,911	4,643,124

TOTAL AFFILIATED MUTUAL FUNDS (cost $7,956,236)			7,956,236

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.1%
Federal Home Loan Bank
5.165%	07/01/24	499	498,780

(cost $499,000)
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
5.289%	09/19/24	200	197,683

(cost $197,682)
TOTAL SHORT-TERM INVESTMENTS (cost $8,652,918)			8,652,699

TOTAL INVESTMENTS—101.0% (cost $359,938,030)			449,962,176
Liabilities in excess of other assets(z) — (1.0)%			(4,262,233)

NET ASSETS — 100.0%			$445,699,943

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,567,652; cash collateral of $4,623,573 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
11	S&P 500 E-Mini Index	Sep. 2024	$3,036,825	$(7,426)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$197,683

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$10,255,649	$—	$—
Air Freight & Logistics	946,756	—	—
Automobile Components	732,368	—	—
Automobiles	2,692,263	—	—
Banks	13,176,138	—	—
Beverages	4,950,014	1,372,674	—
Biotechnology	11,567,443	—	—
Broadline Retail	19,775,085	—	—
Building Products	5,971,209	—	—
Capital Markets	11,639,140	—	—
Chemicals	3,853,843	—	—
Commercial Services & Supplies	866,018	—	—
Communications Equipment	2,123,629	—	—
Construction Materials	4,917,980	—	—
Consumer Finance	2,973,820	—	—
Consumer Staples Distribution & Retail	4,420,451	—	—
Containers & Packaging	109,325	—	—
Distributors	55,328	—	—
Diversified Consumer Services	165,571	—	—
Diversified Telecommunication Services	2,671,670	—	—
Electric Utilities	7,740,253	—	—
Electrical Equipment	8,506,352	—	—
Electronic Equipment, Instruments & Components	1,949,290	—	—
Energy Equipment & Services	2,977,809	—	—
Entertainment	4,007,458	—	—
Financial Services	15,510,095	—	—
Food Products	3,427,430	—	—
Ground Transportation	6,093,653	—	—
Health Care Equipment & Supplies	10,863,798	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Health Care Providers & Services	$7,964,258	$—	$—
Hotels, Restaurants & Leisure	5,029,924	—	—
Household Durables	401,642	—	—
Household Products	3,522,967	—	—
Independent Power & Renewable Electricity Producers	339,294	—	—
Industrial Conglomerates	3,269,063	—	—
Industrial REITs	1,799,405	—	—
Insurance	10,782,453	—	—
Interactive Media & Services	29,062,632	—	—
IT Services	1,690,810	—	—
Life Sciences Tools & Services	7,911,645	—	—
Machinery	3,213,407	—	—
Media	503,598	—	—
Metals & Mining	166,700	—	—
Mortgage Real Estate Investment Trusts (REITs)	173,432	—	—
Multi-Utilities	2,923,395	—	—
Oil, Gas & Consumable Fuels	14,043,567	—	—
Passenger Airlines	254,417	—	—
Personal Care Products	1,339,756	—	—
Pharmaceuticals	13,689,971	—	—
Professional Services	604,622	—	—
Real Estate Management & Development	61,584	—	—
Residential REITs	1,192,648	—	—
Semiconductors & Semiconductor Equipment	55,049,501	1,244,402	—
Software	48,971,313	—	—
Specialized REITs	1,897,732	—	—
Specialty Retail	11,349,303	—	—
Technology Hardware, Storage & Peripherals	31,465,669	—	—
Textiles, Apparel & Luxury Goods	969,266	982,005	—
Wireless Telecommunication Services	378,295	—	—
Unaffiliated Exchange-Traded Funds	12,748,289	—	—
Short-Term Investments
Affiliated Mutual Funds	7,956,236	—	—
U.S. Government Agency Obligation	—	498,780	—
U.S. Treasury Obligation	—	197,683	—

Total	$445,666,632	$4,295,544	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(7,426)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Semiconductors & Semiconductor Equipment	12.6%
Software	11.0
Technology Hardware, Storage & Peripherals	7.1
Interactive Media & Services	6.5
Broadline Retail	4.4
Financial Services	3.5
Oil, Gas & Consumable Fuels	3.2
Pharmaceuticals	3.1
Banks	3.0
Unaffiliated Exchange-Traded Funds	2.9
Capital Markets	2.6
Biotechnology	2.6
Specialty Retail	2.5
Health Care Equipment & Supplies	2.4
Insurance	2.4
Aerospace & Defense	2.3
Electrical Equipment	1.9
Health Care Providers & Services	1.8
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	1.8
Life Sciences Tools & Services	1.8
Electric Utilities	1.7
Beverages	1.4
Ground Transportation	1.4
Building Products	1.3
Hotels, Restaurants & Leisure	1.1
Construction Materials	1.1
Consumer Staples Distribution & Retail	1.0
Entertainment	0.9
Chemicals	0.9
Household Products	0.8
Food Products	0.8
Industrial Conglomerates	0.7
Machinery	0.7
Energy Equipment & Services	0.7

Consumer Finance	0.7%
Multi-Utilities	0.7
Automobiles	0.6
Diversified Telecommunication Services	0.6
Communications Equipment	0.5
Textiles, Apparel & Luxury Goods	0.4
Electronic Equipment, Instruments & Components	0.4
Specialized REITs	0.4
Industrial REITs	0.4
IT Services	0.4
Personal Care Products	0.3
Residential REITs	0.3
Air Freight & Logistics	0.2
Commercial Services & Supplies	0.2
Automobile Components	0.2
Professional Services	0.1
Media	0.1
U.S. Government Agency Obligation	0.1
Household Durables	0.1
Wireless Telecommunication Services	0.1
Independent Power & Renewable Electricity Producers	0.1
Passenger Airlines	0.1
U.S. Treasury Obligation	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Metals & Mining	0.0	*
Diversified Consumer Services	0.0	*
Containers & Packaging	0.0	*
Real Estate Management & Development	0.0	*
Distributors	0.0	*

	101.0
Liabilities in excess of other assets	(1.0)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$7,426	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$447,886

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(120,071)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$3,174,217

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$4,567,652	$(4,567,652)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $4,567,652:
Unaffiliated investments (cost $351,981,794)	$442,005,940
Affiliated investments (cost $7,956,236)	7,956,236
Receivable for investments sold	802,429
Securities litigation gain receivable	320,284
Dividends receivable	280,205
Tax reclaim receivable	194,477
Receivable for Portfolio shares sold	21,591
Receivable from affiliate	100
Prepaid expenses	728

Total Assets	451,581,990

LIABILITIES
Payable to broker for collateral for securities on loan	4,623,573
Payable for investments purchased	886,528
Payable for Portfolio shares purchased	120,855
Management fee payable	87,178
Accrued expenses and other liabilities	83,750
Payable to affiliate	47,673
Distribution fee payable	18,308
Due to broker-variation margin futures	13,475
Affiliated transfer agent fee payable	707

Total Liabilities	5,882,047

NET ASSETS	$445,699,943

Net assets were comprised of:
Partners’ Equity	$445,699,943

Net asset value and redemption price per share, $445,699,943 / 12,189,968 outstanding shares of beneficial interest	$36.56

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,057 foreign withholding tax, of which $1,057 is reimbursable by an affiliate)	$2,779,883
Affiliated dividend income	103,673
Interest income	26,083
Affiliated income from securities lending, net	4,463

Total income	2,914,102

EXPENSES
Management fee	1,230,244
Distribution fee	530,710
Custodian and accounting fees	69,144
Audit fee	24,538
Professional fees	13,119
Trustees’ fees	7,493
Shareholders’ reports	5,330
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	15,638

Total expenses	1,900,711
Less: Fee waiver and/or expense reimbursement	(74,994)

Net expenses	1,825,717

NET INVESTMENT INCOME (LOSS)	1,088,385

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,544))	27,323,110
Futures transactions	447,886
Foreign currency transactions	1,048

27,772,044

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $726)	35,939,381
Futures	(120,071)
Foreign currencies	5

35,819,315

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	63,591,359

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,679,744

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,088,385	$2,842,603
Net realized gain (loss) on investment and foreign currency transactions	27,772,044	1,326,858
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	35,819,315	73,539,793

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	64,679,744	77,709,254

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [415,685 and 1,691,856 shares, respectively]	14,220,921	47,979,790
Portfolio shares purchased [1,082,238 and 2,889,168 shares, respectively]	(36,806,166)	(80,422,751)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(22,585,245)	(32,442,961)

TOTAL INCREASE (DECREASE)	42,094,499	45,266,293
NET ASSETS:
Beginning of period	403,605,444	358,339,151

End of period	$445,699,943	$403,605,444

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$31.39		$25.50	$30.72	$24.03	$21.62	$17.27

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.21	0.23	0.16	0.20	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.08		5.68	(5.45)	6.53	2.21	4.10

Total from investment operations	5.17		5.89	(5.22)	6.69	2.41	4.35

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$36.56		$31.39	$25.50	$30.72	$24.03	$21.62

Total Return(d)	16.47%		23.10%	(16.99)%	27.84%	11.15%	25.19	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$446		$404	$358	$749	$3,610	$2,113
Average net assets (in millions)	$427		$374	$473	$1,854	$2,675	$2,211
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.86	%(g)	0.83%	0.80%	0.80%	0.81%	0.81%
Expenses before waivers and/or expense reimbursement	0.90	%(g)	0.90%	0.89%	0.83%	0.82%	0.83%
Net investment income (loss)	0.51	%(g)	0.76%	0.86%	0.62%	0.96%	1.26%
Portfolio turnover rate(h)	44%		66%	58%	48%	127%	93%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 96.9%
Aerospace & Defense — 1.5%
Boeing Co. (The)*	115,860	$21,087,679
General Electric Co.	154,066	24,491,872
Howmet Aerospace, Inc.	343,635	26,676,385
RTX Corp.	268,975	27,002,400

		99,258,336

Automobile Components — 0.2%
Aptiv PLC*	166,512	11,725,775

Automobiles — 0.6%
Tesla, Inc.*	193,655	38,320,451

Banks — 0.1%
NU Holdings Ltd. (Brazil) (Class A Stock)*	493,087	6,355,891

Beverages — 0.4%
Celsius Holdings, Inc.*(a)	89,301	5,098,194
Monster Beverage Corp.*	469,108	23,431,945

		28,530,139

Biotechnology — 1.1%
Argenx SE (Netherlands), ADR*	19,568	8,415,023
Legend Biotech Corp., ADR*(a)	118,641	5,254,610
Regeneron Pharmaceuticals, Inc.*	15,506	16,297,271
Vertex Pharmaceuticals, Inc.*	99,127	46,462,807

		76,429,711

Broadline Retail — 7.4%
Amazon.com, Inc.*	2,404,096	464,591,552
Coupang, Inc. (South Korea)*	639,924	13,406,408
MercadoLibre, Inc. (Brazil)*	17,133	28,156,372

		506,154,332

Capital Markets — 2.2%
Ares Management Corp. (Class A Stock)(a)	89,160	11,883,245
Charles Schwab Corp. (The)	159,143	11,727,248
Goldman Sachs Group, Inc. (The)	51,286	23,197,683
Intercontinental Exchange, Inc.	84,900	11,621,961
KKR & Co., Inc.(a)	208,190	21,909,915
Moody’s Corp.(a)	46,075	19,394,350
MSCI, Inc.	17,973	8,658,493
S&P Global, Inc.	67,067	29,911,882
Tradeweb Markets, Inc. (Class A Stock).	80,627	8,546,462

		146,851,239

Chemicals — 0.8%
Linde PLC	60,435	26,519,482
Sherwin-Williams Co. (The)	98,335	29,346,114

		55,865,596

Construction Materials — 0.6%
Martin Marietta Materials, Inc.(a)	13,046	7,068,323
Vulcan Materials Co.	129,170	32,121,995

		39,190,318

Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	34,955	29,711,400

	Shares	Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Dollar General Corp.(a)	79,151	$10,466,137
Target Corp.	178,800	26,469,552

		66,647,089

Electric Utilities — 0.3%
NextEra Energy, Inc.	287,448	20,354,193

Electrical Equipment — 1.5%
AMETEK, Inc.	97,098	16,187,208
Eaton Corp. PLC	262,824	82,408,465
Vertiv Holdings Co. (Class A Stock)	74,783	6,473,964

		105,069,637

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. (Class A Stock)	829,119	55,857,747
Keysight Technologies, Inc.*	60,565	8,282,264

		64,140,011

Energy Equipment & Services — 0.2%
Schlumberger NV	230,382	10,869,423

Entertainment — 2.8%
Netflix, Inc.*	200,263	135,153,493
Spotify Technology SA*	81,535	25,584,868
Take-Two Interactive Software, Inc.*(a)	55,365	8,608,704
Walt Disney Co. (The)	193,310	19,193,750

		188,540,815

Financial Services — 5.8%
Affirm Holdings, Inc.*	40,724	1,230,272
Apollo Global Management, Inc.	14,115	1,666,558
Fiserv, Inc.*	294,818	43,939,675
Mastercard, Inc. (Class A Stock)	311,841	137,571,775
PayPal Holdings, Inc.*	373,419	21,669,505
Visa, Inc. (Class A Stock)(a)	706,757	185,502,510

		391,580,295

Ground Transportation — 1.4%
Uber Technologies, Inc.*	1,008,009	73,262,094
Union Pacific Corp.	100,400	22,716,504

		95,978,598

Health Care Equipment & Supplies — 3.7%
Alcon, Inc. (Switzerland)	327,662	29,188,131
Becton, Dickinson & Co.	70,315	16,433,319
Boston Scientific Corp.*	469,929	36,189,232
Intuitive Surgical, Inc.*	227,509	101,207,379
Penumbra, Inc.*(a)	18,336	3,299,930
STERIS PLC(a)	25,271	5,547,995
Stryker Corp.	175,612	59,751,983

		251,617,969

Health Care Providers & Services — 2.1%
Cigna Group (The)	98,498	32,560,484
Humana, Inc.	13,549	5,062,584
UnitedHealth Group, Inc.	209,960	106,924,229

		144,547,297

Health Care Technology — 0.1%
Veeva Systems, Inc. (Class A Stock)*	20,659	3,780,804

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. (Class A Stock)*	150,763	$22,860,194
Booking Holdings, Inc.	6,050	23,967,075
Chipotle Mexican Grill, Inc.*(a)	608,838	38,143,701
Hilton Worldwide Holdings, Inc.	135,805	29,632,651
Marriott International, Inc. (Class A Stock)	34,350	8,304,799

		122,908,420

Household Products — 0.2%
Colgate-Palmolive Co.	125,114	12,141,063

Independent Power & Renewable Electricity Producers — 0.0%
Vistra Corp.	34,488	2,965,278

Insurance — 0.7%
Arthur J. Gallagher & Co.(a)	38,336	9,940,908
Marsh & McLennan Cos., Inc.	123,800	26,087,136
Progressive Corp. (The)	50,355	10,459,237

		46,487,281

Interactive Media & Services — 9.4%
Alphabet, Inc. (Class A Stock)	1,470,545	267,859,772
Alphabet, Inc. (Class C Stock)	176,693	32,409,030
Meta Platforms, Inc. (Class A Stock)	673,938	339,813,018

		640,081,820

IT Services — 1.0%
Accenture PLC (Class A Stock)	71,100	21,572,451
Gartner, Inc.*	34,134	15,328,214
MongoDB, Inc.*	41,814	10,451,828
Shopify, Inc. (Canada) (Class A Stock)*(a)	193,200	12,760,860
Snowflake, Inc. (Class A Stock)*	57,792	7,807,121

		67,920,474

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	69,766	9,043,767
Danaher Corp.	95,447	23,847,433
ICON PLC*	25,200	7,899,444
Thermo Fisher Scientific, Inc.	112,257	62,078,121

		102,868,765

Machinery — 0.3%
Ingersoll Rand, Inc.(a)	222,160	20,181,014

Media — 0.3%
Trade Desk, Inc. (The) (Class A Stock)*	186,238	18,189,865

Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy, Inc.	36,338	6,352,973

Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	145,900	15,523,760
L’Oreal SA (France)	26,913	11,846,175

		27,369,935

Pharmaceuticals — 4.1%
AstraZeneca PLC (United Kingdom), ADR	214,112	16,698,595
Eli Lilly & Co.	216,996	196,463,839
Novo Nordisk A/S (Denmark), ADR	254,379	36,310,058

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	150,630	$26,113,217

		275,585,709

Professional Services — 0.6%
Equifax, Inc.	42,700	10,353,042
Paylocity Holding Corp.*(a)	17,525	2,310,671
TransUnion	148,383	11,004,083
Verisk Analytics, Inc.	66,069	17,808,899

		41,476,695

Real Estate Management & Development — 0.2%
CoStar Group, Inc.*(a)	204,953	15,195,215

Semiconductors & Semiconductor Equipment — 15.5%
Advanced Micro Devices, Inc.*	304,200	49,344,282
Analog Devices, Inc.	66,284	15,129,986
Applied Materials, Inc.	55,924	13,197,505
ASML Holding NV (Netherlands)	118,050	120,733,276
Broadcom, Inc.	44,181	70,933,921
KLA Corp.	23,447	19,332,286
Lam Research Corp.	23,920	25,471,212
Marvell Technology, Inc.	22,519	1,574,078
Micron Technology, Inc.	18,515	2,435,278
NVIDIA Corp.	5,518,961	681,812,442
QUALCOMM, Inc.	78,475	15,630,650
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	240,571	41,813,646

		1,057,408,562

Software — 18.4%
Adobe, Inc.*	167,646	93,134,059
Atlassian Corp. (Class A Stock)*	182,029	32,197,290
Aurora Innovation, Inc.*(a)	485,364	1,344,458
Cadence Design Systems, Inc.*	211,420	65,064,505
Crowdstrike Holdings, Inc. (Class A Stock)*	43,909	16,825,490
Datadog, Inc. (Class A Stock)*	150,655	19,538,447
Dynatrace, Inc.*	188,467	8,432,014
Fair Isaac Corp.*	9,414	14,014,245
Fortinet, Inc.*	80,724	4,865,236
HubSpot, Inc.*	12,618	7,441,970
Intuit, Inc.	151,954	99,865,688
Microsoft Corp.	1,457,520	651,438,564
Palo Alto Networks, Inc.*	138,339	46,898,304
Salesforce, Inc.	217,890	56,019,519
ServiceNow, Inc.*	101,986	80,229,327
Synopsys, Inc.*	54,153	32,224,284
Workday, Inc. (Class A Stock)*	109,863	24,560,972

		1,254,094,372

Specialized REITs — 0.4%
Equinix, Inc.(a)	38,185	28,890,771

Specialty Retail — 1.1%
Home Depot, Inc. (The)	30,215	10,401,211
O’Reilly Automotive, Inc.*(a)	22,598	23,864,844
Ross Stores, Inc.	150,912	21,930,532
TJX Cos., Inc. (The)	139,017	15,305,772

		71,502,359

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	1,685,029	$354,900,808

Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE (France)	26,694	20,495,415

Tobacco — 0.1%
Philip Morris International, Inc.	75,178	7,617,787

Trading Companies & Distributors — 0.5%
W.W. Grainger, Inc.	41,253	37,220,107

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	48,303	8,510,023

TOTAL COMMON STOCKS (cost $3,874,412,136)		6,592,172,630

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.5%
SPDR Portfolio S&P 500 Growth ETF	899,097	72,044,642
Vanguard Russell 1000 Growth ETF	1,045,653	98,092,708

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $130,594,939)		170,137,350

TOTAL LONG-TERM INVESTMENTS (cost $4,005,007,075)		6,762,309,980

SHORT-TERM INVESTMENTS — 3.1%
AFFILIATED MUTUAL FUNDS — 2.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	26,769,640	26,769,640
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $148,101,917; includes $147,496,087 of cash collateral for securities on loan)(b)(wb)	148,190,831	148,101,917

TOTAL AFFILIATED MUTUAL FUNDS (cost $174,871,557)		174,871,557

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.1%
Federal Home Loan Bank
5.165%	07/01/24	10,913	10,908,198

(cost $10,913,000)

	Shares	Value
UNAFFILIATED FUND — 0.4%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (7-day effective yield 5.190%) (Institutional Shares) (cost $25,748,549)	25,748,549	$25,748,549

TOTAL SHORT-TERM INVESTMENTS (cost $211,533,106)		211,528,304

TOTAL INVESTMENTS—102.5% (cost $4,216,540,181)		6,973,838,284
Liabilities in excess of other assets — (2.5)%		(172,410,656)

NET ASSETS — 100.0%		$6,801,427,628

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $144,776,283; cash collateral of $147,496,087 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$99,258,336	$—	$—
Automobile Components	11,725,775	—	—
Automobiles	38,320,451	—	—
Banks	6,355,891	—	—
Beverages	28,530,139	—	—
Biotechnology	76,429,711	—	—
Broadline Retail	506,154,332	—	—
Capital Markets	146,851,239	—	—
Chemicals	55,865,596	—	—
Construction Materials	39,190,318	—	—
Consumer Staples Distribution & Retail	66,647,089	—	—
Electric Utilities	20,354,193	—	—
Electrical Equipment	105,069,637	—	—
Electronic Equipment, Instruments & Components	64,140,011	—	—
Energy Equipment & Services	10,869,423	—	—
Entertainment	188,540,815	—	—
Financial Services	391,580,295	—	—
Ground Transportation	95,978,598	—	—
Health Care Equipment & Supplies	251,617,969	—	—
Health Care Providers & Services	144,547,297	—	—
Health Care Technology	3,780,804	—	—
Hotels, Restaurants & Leisure	122,908,420	—	—
Household Products	12,141,063	—	—
Independent Power & Renewable Electricity Producers	2,965,278	—	—
Insurance	46,487,281	—	—
Interactive Media & Services	640,081,820	—	—
IT Services	67,920,474	—	—
Life Sciences Tools & Services	102,868,765	—	—
Machinery	20,181,014	—	—
Media	18,189,865	—	—
Oil, Gas & Consumable Fuels	6,352,973	—	—
Personal Care Products	15,523,760	11,846,175	—
Pharmaceuticals	275,585,709	—	—
Professional Services	41,476,695	—	—
Real Estate Management & Development	15,195,215	—	—
Semiconductors & Semiconductor Equipment	1,057,408,562	—	—
Software	1,254,094,372	—	—
Specialized REITs	28,890,771	—	—
Specialty Retail	71,502,359	—	—
Technology Hardware, Storage & Peripherals	354,900,808	—	—
Textiles, Apparel & Luxury Goods	—	20,495,415	—
Tobacco	7,617,787	—	—
Trading Companies & Distributors	37,220,107	—	—
Wireless Telecommunication Services	8,510,023	—	—
Unaffiliated Exchange-Traded Funds	170,137,350	—	—
Short-Term Investments
Affiliated Mutual Funds	174,871,557	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
U.S. Government Agency Obligation	$—	$10,908,198	$—
Unaffiliated Fund	25,748,549	—	—

Total	$6,930,588,496	$43,249,788	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Software	18.4%
Semiconductors & Semiconductor Equipment	15.5
Interactive Media & Services	9.4
Broadline Retail	7.4
Financial Services	5.8
Technology Hardware, Storage & Peripherals	5.2
Pharmaceuticals	4.1
Health Care Equipment & Supplies	3.7
Entertainment	2.8
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	2.6
Unaffiliated Exchange-Traded Funds	2.5
Capital Markets	2.2
Health Care Providers & Services	2.1
Hotels, Restaurants & Leisure	1.8
Electrical Equipment	1.5
Life Sciences Tools & Services	1.5
Aerospace & Defense	1.5
Ground Transportation	1.4
Biotechnology	1.1
Specialty Retail	1.1
IT Services	1.0
Consumer Staples Distribution & Retail	1.0
Electronic Equipment, Instruments & Components	0.9
Chemicals	0.8
Insurance	0.7
Professional Services	0.6
Construction Materials	0.6

Automobiles	0.6%
Trading Companies & Distributors	0.5
Specialized REITs	0.4
Beverages	0.4
Personal Care Products	0.4
Unaffiliated Fund	0.4
Textiles, Apparel & Luxury Goods	0.3
Electric Utilities	0.3
Machinery	0.3
Media	0.3
Real Estate Management & Development	0.2
Household Products	0.2
Automobile Components	0.2
Energy Equipment & Services	0.2
U.S. Government Agency Obligation	0.1
Wireless Telecommunication Services	0.1
Tobacco	0.1
Banks	0.1
Oil, Gas & Consumable Fuels	0.1
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.0 *

102.5
Liabilities in excess of other assets	(2.5)

100.0%

* Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$144,776,283	$(144,776,283)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $144,776,283:
Unaffiliated investments (cost $4,041,668,624)	$6,798,966,727
Affiliated investments (cost $174,871,557)	174,871,557
Foreign currency, at value (cost $8)	8
Receivable for investments sold	9,653,385
Tax reclaim receivable	2,981,469
Dividends and interest receivable	887,018
Receivable for Portfolio shares sold	202,196
Prepaid expenses	8,019

Total Assets	6,987,570,379

LIABILITIES
Payable to broker for collateral for securities on loan	147,496,087
Payable for Portfolio shares purchased	31,041,222
Payable for investments purchased	4,405,394
Management fee payable	1,789,924
Accrued expenses and other liabilities	852,936
Distribution fee payable	280,685
Payable to affiliate	275,796
Affiliated transfer agent fee payable	707

Total Liabilities	186,142,751

NET ASSETS	$6,801,427,628

Net assets were comprised of:
Partners’ Equity	$6,801,427,628

Net asset value and redemption price per share, $6,801,427,628 / 77,805,389 outstanding shares of beneficial interest	$87.42

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $292,680 foreign withholding tax, of which $70,138 is reimbursable by an affiliate)	$17,884,496
Affiliated dividend income	429,146
Interest income	269,521
Income from securities lending, net (including affiliated income of $211,184)	213,885

Total income	18,797,048

EXPENSES
Management fee	20,718,494
Distribution fee	7,892,281
Custodian and accounting fees	208,783
Trustees’ fees	46,347
Professional fees	27,197
Audit fee	26,141
Shareholders’ reports	6,799
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	91,306

Total expenses	29,021,843
Less: Fee waiver and/or expense reimbursement	(1,543,549)

Net expenses	27,478,294

NET INVESTMENT INCOME (LOSS)	(8,681,246)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(26,880))	313,465,029
Foreign currency transactions	6,928

313,471,957

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(16,338))	846,915,063
Foreign currencies	(163)

846,914,900

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,160,386,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,151,705,611

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(8,681,246)	$(8,387,257)
Net realized gain (loss) on investment and foreign currency transactions	313,471,957	309,784,616
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	846,914,900	1,444,762,914

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,151,705,611	1,746,160,273

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,131,051 and 10,665,895 shares, respectively]	583,694,520	673,726,800
Portfolio shares purchased [6,960,940 and 15,002,029 shares, respectively]	(561,400,504)	(929,212,347)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	22,294,016	(255,485,547)

TOTAL INCREASE (DECREASE)	1,173,999,627	1,490,674,726
NET ASSETS:
Beginning of period	5,627,428,001	4,136,753,275

End of period	$6,801,427,628	$5,627,428,001

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$72.49		$50.47	$75.56	$64.52	$46.15	$35.99

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.11)		(0.11)	(0.13)	(0.38)	(0.23)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	15.04		22.13	(24.96)	11.42	18.60	10.20

Total from investment operations	14.93		22.02	(25.09)	11.04	18.37	10.16

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$87.42		$72.49	$50.47	$75.56	$64.52	$46.15

Total Return(d)	20.58%		43.63%	(33.21)%	17.11%	39.80%	28.23	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,801		$5,627	$4,137	$2,783	$3,593	$2,939
Average net assets (in millions)	$6,349		$4,925	$3,503	$3,128	$2,993	$2,768
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.87	%(g)	0.87%	0.87%	0.88%	0.90%	0.90%
Expenses before waivers and/or expense reimbursement	0.92	%(g)	0.93%	0.93%	0.93%	0.94%	0.94%
Net investment income (loss)	(0.27	)%(g)	(0.17)%	(0.22)%	(0.54)%	(0.44)%	(0.09)%
Portfolio turnover rate(h)	18%		29%	64%	16%	42%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 95.1%
Aerospace & Defense — 4.4%
Boeing Co. (The)*	129,816	$23,627,810
General Dynamics Corp.	130,110	37,750,116
General Electric Co.	68,676	10,917,424
Huntington Ingalls Industries, Inc.	21,191	5,219,979
L3Harris Technologies, Inc.	119,997	26,948,926
Northrop Grumman Corp.	39,395	17,174,250
RTX Corp.	199,372	20,014,955

		141,653,460

Air Freight & Logistics — 0.9%
FedEx Corp.(a)	46,053	13,808,532
United Parcel Service, Inc. (Class B Stock)	113,119	15,480,335

		29,288,867

Automobile Components — 0.4%
Magna International, Inc. (Canada)(a)	294,636	12,345,248

Automobiles — 0.7%
General Motors Co.	472,147	21,935,950

Banks — 9.1%
Bank of America Corp.	764,808	30,416,414
Citigroup, Inc.	812,253	51,545,575
Citizens Financial Group, Inc.	387,571	13,964,183
Fifth Third Bancorp	206,506	7,535,404
Huntington Bancshares, Inc.	539,051	7,104,692
JPMorgan Chase & Co.	373,089	75,460,981
M&T Bank Corp.	64,349	9,739,865
PNC Financial Services Group, Inc. (The)	75,248	11,699,559
Regions Financial Corp.	458,032	9,178,961
Royal Bank of Canada (Canada)	80,872	8,610,071
Truist Financial Corp.	134,140	5,211,339
U.S. Bancorp	534,528	21,220,762
Wells Fargo & Co.	729,495	43,324,708

		295,012,514

Beverages — 1.5%
Coca-Cola Co. (The)	93,937	5,979,090
Diageo PLC (United Kingdom)	368,997	11,584,295
Keurig Dr. Pepper, Inc.	289,783	9,678,752
PepsiCo, Inc.	85,677	14,130,708
Pernod Ricard SA (France)	57,561	7,853,601

		49,226,446

Biotechnology — 0.9%
AbbVie, Inc.	81,136	13,916,447
Biogen, Inc.*	22,057	5,113,254
Gilead Sciences, Inc.	163,845	11,241,405

		30,271,106

Broadline Retail — 0.1%
Kohl’s Corp.(a)	129,276	2,972,055

Building Products — 0.5%
Johnson Controls International PLC	137,899	9,166,147
Trane Technologies PLC	25,400	8,354,822

		17,520,969

	Shares	Value
COMMON STOCKS (continued)
Capital Markets — 4.3%
Ares Management Corp. (Class A Stock)(a)	65,727	$8,760,095
Bank of New York Mellon Corp. (The)	189,618	11,356,222
BlackRock, Inc.	14,707	11,579,115
Charles Schwab Corp. (The)	119,890	8,834,694
Goldman Sachs Group, Inc. (The)	20,878	9,443,537
Intercontinental Exchange, Inc.	55,016	7,531,140
KKR & Co., Inc.	115,621	12,167,954
Morgan Stanley	306,878	29,825,473
Nasdaq, Inc.	311,556	18,774,365
Raymond James Financial, Inc.	72,858	9,005,977
State Street Corp.	161,488	11,950,112

		139,228,684

Chemicals — 2.0%
Celanese Corp.(a)	37,575	5,068,492
CF Industries Holdings, Inc.	93,557	6,934,445
Corteva, Inc.	108,884	5,873,203
DuPont de Nemours, Inc.	183,266	14,751,080
Olin Corp.	214,547	10,115,891
PPG Industries, Inc.	98,458	12,394,877
RPM International, Inc.	42,429	4,568,755
Sherwin-Williams Co. (The)	15,197	4,535,241

		64,241,984

Commercial Services & Supplies — 0.0%
Veralto Corp.	6,468	617,500

Communications Equipment — 1.8%
Cisco Systems, Inc.	263,519	12,519,788
F5, Inc.*	135,687	23,369,372
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	3,803,837	23,469,674

		59,358,834

Consumer Finance — 0.9%
American Express Co.	97,443	22,562,927
Capital One Financial Corp.	23,720	3,284,034
Discover Financial Services	34,816	4,554,281

		30,401,242

Consumer Staples Distribution & Retail — 0.9%
Target Corp.	107,942	15,979,734
Walmart, Inc.	193,323	13,089,900

		29,069,634

Containers & Packaging — 0.2%
International Paper Co.(a)	186,521	8,048,381

Distributors — 0.2%
LKQ Corp.	160,677	6,682,556

Electric Utilities — 3.7%
American Electric Power Co., Inc.(a)	123,757	10,858,439
Duke Energy Corp.	191,098	19,153,752
Exelon Corp.	484,876	16,781,558
PG&E Corp.	629,406	10,989,429
PPL Corp.	709,781	19,625,445
Southern Co. (The)	450,882	34,974,917

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	126,992	$6,782,643

		119,166,183

Electrical Equipment — 1.1%
Eaton Corp. PLC	48,241	15,125,965
Emerson Electric Co.	75,342	8,299,675
GE Vernova, Inc.*	40,111	6,879,438
Rockwell Automation, Inc.	21,400	5,890,992

		36,196,070

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	397,564	15,445,361
TE Connectivity Ltd.	155,685	23,419,695

		38,865,056

Energy Equipment & Services — 1.0%
Baker Hughes Co.	405,887	14,275,046
Halliburton Co.(a)	119,366	4,032,183
NOV, Inc.	747,762	14,214,956

		32,522,185

Entertainment — 0.2%
Walt Disney Co. (The)	27,374	2,717,964
Warner Bros Discovery, Inc.*	650,970	4,843,217

		7,561,181

Financial Services — 1.7%
Corebridge Financial, Inc.(a)	236,870	6,897,654
Equitable Holdings, Inc.	254,913	10,415,745
Euronet Worldwide, Inc.*(a)	74,081	7,667,384
Fidelity National Information Services, Inc.	185,991	14,016,282
Fiserv, Inc.*	104,675	15,600,762

		54,597,827

Food Products — 1.7%
Archer-Daniels-Midland Co.	115,295	6,969,583
Conagra Brands, Inc.	377,911	10,740,230
General Mills, Inc.(a)	73,426	4,644,929
Mondelez International, Inc. (Class A Stock)	182,534	11,945,025
Nestle SA	137,138	13,998,264
Tyson Foods, Inc. (Class A Stock)	101,171	5,780,911

		54,078,942

Gas Utilities — 0.3%
Atmos Energy Corp.	81,275	9,480,729

Ground Transportation — 1.5%
Canadian National Railway Co. (Canada) (NYSE)	48,462	5,724,816
Canadian National Railway Co. (Canada) (TSX)	39,223	4,634,911
Knight-Swift Transportation Holdings, Inc.	95,978	4,791,222
Norfolk Southern Corp.	39,479	8,475,747
Union Pacific Corp.	117,294	26,538,940

		50,165,636

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	108,124	$11,235,164
Baxter International, Inc.	238,172	7,966,853
Becton, Dickinson & Co.	54,970	12,847,039
GE HealthCare Technologies, Inc.(a)	155,459	12,113,365
Medtronic PLC	242,597	19,094,810
Zimmer Biomet Holdings, Inc.	149,127	16,184,753

		79,441,984

Health Care Providers & Services — 6.5%
Cigna Group (The)	142,027	46,949,866
CVS Health Corp.(a)	377,766	22,310,860
Elevance Health, Inc.	122,807	66,544,201
HCA Healthcare, Inc.(a)	23,751	7,630,721
Humana, Inc.	16,222	6,061,350
McKesson Corp.	50,747	29,638,278
UnitedHealth Group, Inc.	63,293	32,232,593

		211,367,869

Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	295,828	5,318,987

Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.	1,597	6,326,515
Las Vegas Sands Corp.	138,246	6,117,385
Marriott International, Inc. (Class A Stock)	59,789	14,455,187
Starbucks Corp.	49,521	3,855,210

		30,754,297

Household Durables — 0.1%
Lennar Corp. (Class A Stock)	30,600	4,586,022

Household Products — 1.1%
Colgate-Palmolive Co.	116,328	11,288,469
Kimberly-Clark Corp.	128,353	17,738,384
Reckitt Benckiser Group PLC (United Kingdom)	109,648	5,931,875

		34,958,728

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	168,591	36,000,922
Siemens AG (Germany)	104,036	19,363,746
Siemens AG (Germany), ADR	4,686	436,969

		55,801,637

Industrial REITs — 0.7%
Prologis, Inc.(a)	146,470	16,450,046
Rexford Industrial Realty, Inc.(a)	144,940	6,462,874

		22,912,920

Insurance — 7.4%
Allstate Corp. (The)	20,739	3,311,189
American International Group, Inc.	540,281	40,110,461
Aon PLC (Class A Stock)	82,077	24,096,166
Chubb Ltd.	160,154	40,852,082
Hartford Financial Services Group, Inc. (The)	325,596	32,735,422
Marsh & McLennan Cos., Inc.	126,421	26,639,433
MetLife, Inc.	211,400	14,838,166
Progressive Corp. (The)	184,131	38,245,850

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Travelers Cos., Inc. (The)	88,518	$17,999,250

		238,828,019

Interactive Media & Services — 0.4%
Alphabet, Inc. (Class A Stock)	80,018	14,575,279

IT Services — 1.2%
Accenture PLC (Class A Stock)	95,578	28,999,321
Amdocs Ltd.	111,236	8,778,745

		37,778,066

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	17,600	9,732,800

Machinery — 2.5%
CNH Industrial NV	610,307	6,182,410
Cummins, Inc.	80,713	22,351,851
Deere & Co.	8,236	3,077,217
Illinois Tool Works, Inc.(a)	45,349	10,745,899
Otis Worldwide Corp.(a)	37,888	3,647,099
PACCAR, Inc.(a)	184,144	18,955,783
Stanley Black & Decker, Inc.(a)	205,992	16,456,701

		81,416,960

Media — 1.9%
Comcast Corp. (Class A Stock)	852,161	33,370,625
News Corp. (Class A Stock)	607,640	16,752,635
Omnicom Group, Inc.(a)	39,532	3,546,020
Paramount Global (Class B Stock)(a)	182,742	1,898,689
WPP PLC (United Kingdom), ADR	100,634	4,607,025

		60,174,994

Metals & Mining — 0.5%
Barrick Gold Corp. (Canada)(a)	324,619	5,414,645
Rio Tinto PLC (Australia), ADR(a)	153,179	10,099,091

		15,513,736

Multi-Utilities — 1.9%
Ameren Corp.	126,566	9,000,108
Dominion Energy, Inc.(a)	747,521	36,628,529
Sempra(a)	206,410	15,699,545

		61,328,182

Oil, Gas & Consumable Fuels — 7.8%
APA Corp.(a)	748,008	22,021,355
Chevron Corp.	105,654	16,526,399
ConocoPhillips	469,340	53,683,109
Coterra Energy, Inc.	333,964	8,906,820
EOG Resources, Inc.	228,225	28,726,681
EQT Corp.(a)	446,572	16,514,233
Exxon Mobil Corp.	288,244	33,182,649
Marathon Oil Corp.	277,901	7,967,422
Murphy Oil Corp.	70,113	2,891,460
Ovintiv, Inc.	194,696	9,125,402
Phillips 66	49,239	6,951,070
Shell PLC, ADR	200,789	14,492,950
Suncor Energy, Inc. (Canada)	219,389	8,358,721
Targa Resources Corp.	48,180	6,204,620
TotalEnergies SE (France), ADR(a)	163,666	10,913,249

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Williams Cos., Inc. (The)	121,937	$5,182,322

		251,648,462

Passenger Airlines — 0.2%
Southwest Airlines Co.(a)	184,992	5,292,621

Personal Care Products — 1.8%
Kenvue, Inc.	1,734,815	31,538,937
Unilever PLC (United Kingdom), ADR(a)	483,906	26,609,991

		58,148,928

Pharmaceuticals — 4.9%
AstraZeneca PLC (United Kingdom), ADR	176,723	13,782,627
Bristol-Myers Squibb Co.	102,186	4,243,785
Elanco Animal Health, Inc.*	318,693	4,598,740
GSK PLC, ADR(a)	77,925	3,000,112
Johnson & Johnson	383,033	55,984,103
Merck & Co., Inc.	207,605	25,701,499
Pfizer, Inc.	1,233,720	34,519,486
Roche Holding AG	40,085	11,105,903
Sanofi SA, ADR	68,353	3,316,487
Viatris, Inc.	370,787	3,941,466

		160,194,208

Professional Services — 0.3%
Equifax, Inc.(a)	38,899	9,431,452

Residential REITs — 0.4%
AvalonBay Communities, Inc.	69,557	14,390,648

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	104,673	23,892,659
Applied Materials, Inc.	20,498	4,837,323
Broadcom, Inc.	3,406	5,468,435
Intel Corp.	252,838	7,830,393
KLA Corp.	24,096	19,867,393
NXP Semiconductors NV (China)	94,940	25,547,404
QUALCOMM, Inc.	94,988	18,919,710
Texas Instruments, Inc.	118,709	23,092,462

		129,455,779

Software — 0.4%
Microsoft Corp.	19,364	8,654,740
Oracle Corp.	38,713	5,466,275

		14,121,015

Specialized REITs — 1.3%
Crown Castle, Inc.	113,942	11,132,134
Gaming & Leisure Properties, Inc.	218,197	9,864,686
Public Storage	12,525	3,602,816
Weyerhaeuser Co.	646,115	18,343,205

		42,942,841

Specialty Retail — 0.9%
Lowe’s Cos., Inc.	97,906	21,584,357
Tractor Supply Co.(a)	22,346	6,033,420

		27,617,777

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 0.8%
Samsung Electronics Co. Ltd. (South Korea)	231,285	$13,612,005
Western Digital Corp.*	183,380	13,894,703

		27,506,708

Tobacco — 0.8%
Philip Morris International, Inc.	246,494	24,977,237

Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	4,239	3,824,595

Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.	35,837	6,313,763
Vodafone Group PLC (United Kingdom), ADR	578,352	5,129,982

		11,443,745

TOTAL COMMON STOCKS (cost $2,799,345,295)		3,085,995,735

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.0%
iShares Russell 1000 Value ETF	370,143	64,578,849
SPDR Portfolio S&P 500 Value ETF	645,940	31,483,116

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $88,046,827)		96,061,965

TOTAL LONG-TERM INVESTMENTS (cost $2,887,392,122)		3,182,057,700

SHORT-TERM INVESTMENTS — 8.8%
AFFILIATED MUTUAL FUNDS — 8.3%
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	23,097,334	23,097,334
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $244,535,823; includes $243,567,834 of cash collateral for securities on loan)(b)(wb)	244,681,718	244,534,909

TOTAL AFFILIATED MUTUAL FUNDS (cost $267,633,157)		267,632,243

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.3%
Federal Home Loan Bank
5.165%	07/01/24	9,648	$9,643,755

(cost $9,648,000)

		Shares
UNAFFILIATED FUND — 0.2%
Dreyfus Government Cash Management (7-day effective yield 5.191%) (Institutional Shares)		7,494,204	7,494,204

(cost $7,494,204)

TOTAL SHORT-TERM INVESTMENTS (cost $284,775,361)			284,770,202

TOTAL INVESTMENTS—106.9% (cost $3,172,167,483)			3,466,827,902
Liabilities in excess of other assets — (6.9)%			(223,890,849)

NET ASSETS — 100.0%			$3,242,937,053

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $237,742,284; cash collateral of $243,567,834 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$141,653,460	$—	$—
Air Freight & Logistics	29,288,867	—	—
Automobile Components	12,345,248	—	—
Automobiles	21,935,950	—	—
Banks	295,012,514	—	—
Beverages	29,788,550	19,437,896	—
Biotechnology	30,271,106	—	—
Broadline Retail	2,972,055	—	—
Building Products	17,520,969	—	—
Capital Markets	139,228,684	—	—
Chemicals	64,241,984	—	—
Commercial Services & Supplies	617,500	—	—
Communications Equipment	59,358,834	—	—
Consumer Finance	30,401,242	—	—
Consumer Staples Distribution & Retail	29,069,634	—	—
Containers & Packaging	8,048,381	—	—
Distributors	6,682,556	—	—
Electric Utilities	119,166,183	—	—
Electrical Equipment	36,196,070	—	—
Electronic Equipment, Instruments & Components	38,865,056	—	—
Energy Equipment & Services	32,522,185	—	—
Entertainment	7,561,181	—	—
Financial Services	54,597,827	—	—
Food Products	40,080,678	13,998,264	—
Gas Utilities	9,480,729	—	—
Ground Transportation	50,165,636	—	—
Health Care Equipment & Supplies	79,441,984	—	—
Health Care Providers & Services	211,367,869	—	—
Hotel & Resort REITs	5,318,987	—	—
Hotels, Restaurants & Leisure	30,754,297	—	—
Household Durables	4,586,022	—	—
Household Products	29,026,853	5,931,875	—
Industrial Conglomerates	36,437,891	19,363,746	—
Industrial REITs	22,912,920	—	—
Insurance	238,828,019	—	—
Interactive Media & Services	14,575,279	—	—
IT Services	37,778,066	—	—
Life Sciences Tools & Services	9,732,800	—	—
Machinery	81,416,960	—	—
Media	60,174,994	—	—
Metals & Mining	15,513,736	—	—
Multi-Utilities	61,328,182	—	—
Oil, Gas & Consumable Fuels	251,648,462	—	—
Passenger Airlines	5,292,621	—	—
Personal Care Products	58,148,928	—	—
Pharmaceuticals	149,088,305	11,105,903	—
Professional Services	9,431,452	—	—
Residential REITs	14,390,648	—	—
Semiconductors & Semiconductor Equipment	129,455,779	—	—
Software	14,121,015	—	—
Specialized REITs	42,942,841	—	—
Specialty Retail	27,617,777	—	—
Technology Hardware, Storage & Peripherals	13,894,703	13,612,005	—
Tobacco	24,977,237	—	—
Trading Companies & Distributors	3,824,595	—	—
Wireless Telecommunication Services	11,443,745	—	—
Unaffiliated Exchange-Traded Funds	96,061,965	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$267,632,243	$—	$—
U.S. Government Agency Obligation	—	9,643,755	—
Unaffiliated Fund	7,494,204	—	—

Total	$3,373,734,458	$93,093,444	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Banks	9.1%
Affiliated Mutual Funds (7.5% represents investments purchased with collateral from securities on loan)	8.3
Oil, Gas & Consumable Fuels	7.8
Insurance	7.4
Health Care Providers & Services	6.5
Pharmaceuticals	4.9
Aerospace & Defense	4.4
Capital Markets	4.3
Semiconductors & Semiconductor Equipment	4.0
Electric Utilities	3.7
Unaffiliated Exchange-Traded Funds	3.0
Machinery	2.5
Health Care Equipment & Supplies	2.5
Chemicals	2.0
Multi-Utilities	1.9
Media	1.9
Communications Equipment	1.8
Personal Care Products	1.8
Industrial Conglomerates	1.7
Financial Services	1.7
Food Products	1.7
Ground Transportation	1.5
Beverages	1.5
Specialized REITs	1.3
Electronic Equipment, Instruments & Components	1.2
IT Services	1.2
Electrical Equipment	1.1
Household Products	1.1
Energy Equipment & Services	1.0
Hotels, Restaurants & Leisure	0.9
Consumer Finance	0.9
Biotechnology	0.9
Air Freight & Logistics	0.9

Consumer Staples Distribution & Retail	0.9%
Specialty Retail	0.9
Technology Hardware, Storage & Peripherals	0.8
Tobacco	0.8
Industrial REITs	0.7
Automobiles	0.7
Building Products	0.5
Metals & Mining	0.5
Interactive Media & Services	0.4
Residential REITs	0.4
Software	0.4
Automobile Components	0.4
Wireless Telecommunication Services	0.4
Life Sciences Tools & Services	0.3
U.S. Government Agency Obligation	0.3
Gas Utilities	0.3
Professional Services	0.3
Containers & Packaging	0.2
Entertainment	0.2
Unaffiliated Fund	0.2
Distributors	0.2
Hotel & Resort REITs	0.2
Passenger Airlines	0.2
Household Durables	0.1
Trading Companies & Distributors	0.1
Broadline Retail	0.1
Commercial Services & Supplies	0.0 *

106.9
Liabilities in excess of other assets	(6.9)

100.0%

* Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$237,742,284	$(237,742,284)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $237,742,284:
Unaffiliated investments (cost $2,904,534,326)	$3,199,195,659
Affiliated investments (cost $267,633,157)	267,632,243
Foreign currency, at value (cost $186,746)	187,020
Cash	50
Receivable for investments sold	51,455,637
Receivable for Portfolio shares sold	12,422,327
Tax reclaim receivable	4,428,284
Dividends and interest receivable	4,097,435
Prepaid expenses and other assets	33,678

Total Assets	3,539,452,333

LIABILITIES
Payable to broker for collateral for securities on loan	243,567,834
Payable for investments purchased	46,925,546
Payable to affiliate	2,659,237
Accrued expenses and other liabilities	1,381,916
Payable for Portfolio shares purchased	1,009,953
Management fee payable	837,510
Distribution fee payable	132,577
Affiliated transfer agent fee payable	707

Total Liabilities	296,515,280

NET ASSETS	$3,242,937,053

Net assets were comprised of:
Partners’ Equity	$3,242,937,053

Net asset value and redemption price per share, $3,242,937,053 / 63,988,107 outstanding shares of beneficial interest	$50.68

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $718,334 foreign withholding tax, of which $165,339 is reimbursable by an affiliate)	$41,057,840
Affiliated dividend income	481,782
Income from securities lending, net (including affiliated income of $223,218)	284,545
Interest income	230,806

Total income	42,054,973

EXPENSES
Management fee	8,881,220
Distribution fee	3,983,775
Custodian and accounting fees	143,970
Trustees’ fees	28,383
Audit fee	24,538
Professional fees	20,969
Shareholders’ reports	5,634
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	41,603

Total expenses	13,134,587
Less: Fee waiver and/or expense reimbursement	(386,342)

Net expenses	12,748,245

NET INVESTMENT INCOME (LOSS)	29,306,728

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(62,725))	126,093,254
Foreign currency transactions	652

126,093,906

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,636)	28,088,342
Foreign currencies	(24,225)

28,064,117

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	154,158,023

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$183,464,751

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$29,306,728	$54,467,080
Net realized gain (loss) on investment and foreign currency transactions	126,093,906	103,162,120
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	28,064,117	104,670,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	183,464,751	262,299,343

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,153,433 and 10,478,756 shares, respectively]	253,343,407	473,638,684
Portfolio shares purchased [5,349,928 and 9,957,589 shares, respectively]	(264,582,896)	(440,477,839)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(11,239,489)	33,160,845

TOTAL INCREASE (DECREASE)	172,225,262	295,460,188
NET ASSETS:
Beginning of period	3,070,711,791	2,775,251,603

End of period	$3,242,937,053	$3,070,711,791

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020		2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$47.84		$43.59	$42.86	$33.18	$33.08		$25.54

Income (Loss) From Investment Operations:
Net investment income (loss)	0.45		0.86	0.76	0.42	0.50		0.51
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.39		3.39	(0.03)	9.26	(0.40	)(b)	7.03

Total from investment operations	2.84		4.25	0.73	9.68	0.10		7.54

Capital Contributions	—		—	—	—	—		—	(c)(d)(e)

Net Asset Value, end of period	$50.68		$47.84	$43.59	$42.86	$33.18		$33.08

Total Return(f)	5.92%		9.75%	1.70%	29.21%	0.27%		29.52	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,243		$3,071	$2,775	$1,218	$2,166		$1,531
Average net assets (in millions)	$3,205		$2,803	$2,841	$1,748	$1,304		$1,599
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.80	%(i)	0.80%	0.80%	0.81%	0.83%		0.82%
Expenses before waivers and/or expense reimbursement	0.82	%(i)	0.83%	0.82%	0.83%	0.84%		0.83%
Net investment income (loss)	1.84	%(i)	1.94%	1.76%	1.06%	1.82%		1.71%
Portfolio turnover rate(j)	28%		35%	79%	24%	58%		16%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Amount rounds to zero.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Austria — 0.6%
Erste Group Bank AG	71,238	$3,372,061

Canada — 3.3%
Canadian National Railway Co.	71,618	8,460,234
Canadian Pacific Kansas City Ltd.	129,142	10,167,350

		18,627,584

Denmark — 0.5%
Carlsberg A/S (Class B Stock)	24,410	2,930,520

France — 7.9%
Air Liquide SA	32,650	5,634,978
Capgemini SE	44,080	8,755,943
EssilorLuxottica SA	11,922	2,561,843
Hermes International SCA	1,193	2,755,382
Legrand SA	71,677	7,114,314
LVMH Moet Hennessy Louis Vuitton SE	14,619	11,224,338
Pernod Ricard SA	51,153	6,979,296

		45,026,094

Germany — 3.1%
Brenntag SE	31,908	2,152,512
Deutsche Boerse AG	16,776	3,428,957
Merck KGaA	55,774	9,223,645
MTU Aero Engines AG	11,960	3,049,242

		17,854,356

Israel — 1.3%
Check Point Software Technologies Ltd.*(a)	45,134	7,447,110

Japan — 2.5%
Hoya Corp.	22,800	2,666,217
Kubota Corp.(a)	360,200	5,061,885
Olympus Corp	416,300	6,720,051

		14,448,153

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV (Class O Stock)	155,142	1,207,385

Netherlands — 2.3%
Akzo Nobel NV	60,777	3,704,316
Heineken NV	96,625	9,348,085

		13,052,401

South Korea — 1.1%
Samsung Electronics Co. Ltd.	109,683	6,455,263

Spain — 3.3%
Aena SME SA, 144A	31,432	6,364,891
Amadeus IT Group SA	97,907	6,515,165
Cellnex Telecom SA, 144A	181,076	5,889,401

		18,769,457

Sweden — 1.1%
Essity AB (Class B Stock)	258,282	6,602,935

	Shares	Value
COMMON STOCKS (continued)
Switzerland — 4.5%
Cie Financiere Richemont SA (Class A Stock)	68,356	$10,682,878
Julius Baer Group Ltd.	35,734	1,998,682
Sonova Holding AG	7,801	2,403,228
UBS Group AG	355,168	10,431,343

		25,516,131

United Kingdom — 6.9%
Burberry Group PLC	208,923	2,320,106
Compass Group PLC	121,777	3,317,612
Diageo PLC	306,648	9,626,910
Intertek Group PLC	63,265	3,824,378
London Stock Exchange Group PLC	42,026	4,983,375
Reckitt Benckiser Group PLC	92,242	4,990,223
Rolls-Royce Holdings PLC*	901,164	5,175,601
Whitbread PLC	58,828	2,207,787
WPP PLC	314,736	2,881,937

		39,327,929

United States — 60.5%
Abbott Laboratories	52,022	5,405,606
Accenture PLC (Class A Stock)	22,258	6,753,300
Air Products & Chemicals, Inc.	30,055	7,755,693
Alphabet, Inc. (Class A Stock)	76,907	14,008,610
American Express Co.	35,612	8,245,959
Amphenol Corp. (Class A Stock)	58,926	3,969,845
Aon PLC (Class A Stock)	24,266	7,124,012
Aptiv PLC*	49,875	3,512,197
Becton, Dickinson & Co.	40,438	9,450,765
Boston Scientific Corp.*	88,530	6,817,695
Carrier Global Corp.	29,582	1,866,033
Charles Schwab Corp. (The)	178,787	13,174,814
Cognizant Technology Solutions Corp. (Class A Stock)	45,647	3,103,996
Comcast Corp. (Class A Stock)	294,175	11,519,893
Cooper Cos., Inc. (The)	53,393	4,661,209
eBay, Inc.(a)	64,617	3,471,225
Equifax, Inc.	15,837	3,839,839
Experian PLC	135,895	6,313,245
Fidelity National Information Services, Inc.	72,741	5,481,762
Fiserv, Inc.*	41,872	6,240,603
Goldman Sachs Group, Inc. (The)	21,880	9,896,762
Honeywell International, Inc.	56,679	12,103,234
International Flavors & Fragrances, Inc.	84,418	8,037,438
Linde PLC	25,929	11,377,904
Marriott International, Inc. (Class A Stock)	17,880	4,322,848
Medtronic PLC	160,678	12,646,965
Microchip Technology, Inc.(a)	36,945	3,380,467
Microsoft Corp.	27,009	12,071,673
Nestle SA	99,024	10,107,804
Omnicom Group, Inc.(a)	17,545	1,573,786
Oracle Corp.	87,930	12,415,716
Otis Worldwide Corp.	36,697	3,532,453
PPG Industries, Inc.	37,903	4,771,609
Roche Holding AG	42,717	11,835,122
Salesforce, Inc.	18,632	4,790,287
Schneider Electric SE	62,353	14,948,862

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
STERIS PLC(a)	20,909	$4,590,362
Thermo Fisher Scientific, Inc.	25,704	14,214,312
TransUnion	71,893	5,331,585
Union Pacific Corp.	29,606	6,698,654
United Parcel Service, Inc. (Class B Stock)	28,645	3,920,068
Visa, Inc. (Class A Stock)(a)	61,600	16,168,152
Walt Disney Co. (The)	61,950	6,151,015
Waters Corp.*	22,703	6,586,594
Willis Towers Watson PLC	44,542	11,676,240

		345,866,213

TOTAL LONG-TERM INVESTMENTS (cost $435,389,335)		566,503,592

SHORT-TERM INVESTMENTS — 5.1%
AFFILIATED MUTUAL FUNDS — 4.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	107,563	107,563
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $27,803,100; includes $27,673,123 of cash collateral for securities on loan)(b)(wb)	27,819,791	27,803,100

TOTAL AFFILIATED MUTUAL FUNDS (cost $27,910,663)		27,910,663

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.2%
Federal Home Loan Bank
5.165%	07/01/24	885	884,610

(cost $885,000)

TOTAL SHORT-TERM INVESTMENTS (cost $28,795,663)			28,795,273

TOTAL INVESTMENTS—104.2% (cost $464,184,998)			595,298,865
Liabilities in excess of other assets — (4.2)%			(23,786,687)

NET ASSETS — 100.0%			$571,512,178

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,112,371; cash collateral of $27,673,123 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Austria	$—	$3,372,061	$—
Canada	18,627,584	—	—
Denmark	—	2,930,520	—
France	—	45,026,094	—
Germany	—	17,854,356	—
Israel	7,447,110	—	—
Japan	—	14,448,153	—
Mexico	1,207,385	—	—
Netherlands	—	13,052,401	—
South Korea	—	6,455,263	—
Spain	—	18,769,457	—
Sweden	—	6,602,935	—
Switzerland	—	25,516,131	—
United Kingdom	—	39,327,929	—
United States	302,661,180	43,205,033	—
Short-Term Investments
Affiliated Mutual Funds	27,910,663	—	—
U.S. Government Agency Obligation	—	884,610	—

Total	$357,853,922	$237,444,943	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Health Care Equipment & Supplies	10.1%
Capital Markets	7.7
Chemicals	7.3
Software	6.4
Beverages	5.0
Affiliated Mutual Funds (4.8% represents investments purchased with collateral from securities on loan)	4.9
Financial Services	4.9
Textiles, Apparel & Luxury Goods	4.8
Ground Transportation	4.5
Electrical Equipment	3.8
Pharmaceuticals	3.7
Life Sciences Tools & Services	3.7
Professional Services	3.3
Insurance	3.2
IT Services	3.2
Hotels, Restaurants & Leisure	3.0
Media	2.8
Interactive Media & Services	2.5
Industrial Conglomerates	2.1
Household Products	2.0
Food Products	1.8

Machinery	1.5%
Consumer Finance	1.4
Aerospace & Defense	1.4
Technology Hardware, Storage & Peripherals	1.1
Transportation Infrastructure	1.1
Entertainment	1.1
Diversified Telecommunication Services	1.0
Banks	0.8
Electronic Equipment, Instruments & Components	0.7
Air Freight & Logistics	0.7
Automobile Components	0.6
Broadline Retail	0.6
Semiconductors & Semiconductor Equipment	0.6
Trading Companies & Distributors	0.4
Building Products	0.3
U.S. Government Agency Obligation	0.2

104.2
Liabilities in excess of other assets	(4.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$27,112,371	$(27,112,371)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $27,112,371:
Unaffiliated investments (cost $436,274,335)	$567,388,202
Affiliated investments (cost $27,910,663)	27,910,663
Foreign currency, at value (cost $163)	163
Receivable for investments sold	4,524,465
Tax reclaim receivable	1,848,828
Dividends and interest receivable	649,882
Receivable for Portfolio shares sold	30,718
Receivable from affiliate	2,857
Prepaid expenses and other assets	67,693

Total Assets	602,423,471

LIABILITIES
Payable to broker for collateral for securities on loan	27,673,123
Payable for investments purchased	2,017,972
Payable for Portfolio shares purchased	416,403
Payable to affiliate	347,150
Management fee payable	239,034
Accrued expenses and other liabilities	193,291
Distribution fee payable	23,591
Affiliated transfer agent fee payable	707
Trustees’ fees payable	22

Total Liabilities	30,911,293

NET ASSETS	$571,512,178

Net assets were comprised of:
Partners’ Equity	$571,512,178

Net asset value and redemption price per share, $571,512,178 / 18,508,195 outstanding shares of beneficial interest	$30.88

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $466,620 foreign withholding tax, of which $5,948 is reimbursable by an affiliate)	$6,193,956
Interest income	80,137
Income from securities lending, net (including affiliated income of $41,634)	45,100
Affiliated dividend income	2,832

Total income	6,322,025

EXPENSES
Management fee	2,399,892
Distribution fee	726,188
Custodian and accounting fees	43,576
Audit fee	20,755
Professional fees	11,724
Trustees’ fees	8,852
Shareholders’ reports	5,335
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	19,804

Total expenses	3,240,621
Less: Fee waiver and/or expense reimbursement	(19,462)

Net expenses	3,221,159

NET INVESTMENT INCOME (LOSS)	3,100,866

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(7,944))	26,831,581
Foreign currency transactions	(14,150)

26,817,431

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,460)	(15,064,626)
Foreign currencies	(50,368)

(15,114,994)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	11,702,437

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,803,303

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,100,866	$4,107,301
Net realized gain (loss) on investment and foreign currency transactions	26,817,431	22,919,680
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(15,114,994)	45,913,735

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,803,303	72,940,716

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [356,404 and 2,347,649 shares, respectively]	11,026,983	66,636,251
Portfolio shares purchased [1,416,813 and 3,308,697 shares, respectively]	(43,318,898)	(92,505,033)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(32,291,915)	(25,868,782)

TOTAL INCREASE (DECREASE)	(17,488,612)	47,071,934
NET ASSETS:
Beginning of period	589,000,790	541,928,856

End of period	$571,512,178	$589,000,790

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$30.10		$26.40	$32.18	$27.54	$24.12	$18.56

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.21	0.16	0.08	0.12	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.62		3.49	(5.94)	4.56	3.30	5.34

Total from investment operations	0.78		3.70	(5.78)	4.64	3.42	5.56

Capital Contributions	—		—	—	—	—	—	(b)(c)(d)

Net Asset Value, end of period	$30.88		$30.10	$26.40	$32.18	$27.54	$24.12

Total Return(e)	2.59%		14.02%	(17.96)%	16.85%	14.18%	29.96	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$572		$589	$542	$793	$749	$725
Average net assets (in millions)	$584		$558	$615	$777	$642	$685
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.11	%(h)	1.11%	1.11%	1.09%	1.12%	1.11%
Expenses before waivers and/or expense reimbursement	1.12	%(h)	1.12%	1.12%	1.10%	1.13%	1.11%
Net investment income (loss)	1.07	%(h)	0.74%	0.57%	0.28%	0.52%	1.03%
Portfolio turnover rate(i)	12%		12%	9%	9%	32%	10%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS — 94.5%
Aerospace & Defense — 2.3%
HEICO Corp. (Class A Stock)	53,596	$9,514,362
Hexcel Corp.	10,665	666,029
Howmet Aerospace, Inc.	114,196	8,865,035
Melrose Industries PLC (United Kingdom)	42,396	295,265
TransDigm Group, Inc.	847	1,082,136

		20,422,827

Automobiles — 0.1%
Thor Industries, Inc.(a)	10,795	1,008,793

Banks — 0.2%
NU Holdings Ltd. (Brazil) (Class A Stock)*	149,332	1,924,889

Beverages — 0.8%
Brown-Forman Corp. (Class B Stock)(a)	64,966	2,805,881
Celsius Holdings, Inc.*(a)	40,042	2,285,998
Constellation Brands, Inc. (Class A Stock)(a)	9,257	2,381,641

		7,473,520

Biotechnology — 3.3%
Alnylam Pharmaceuticals, Inc.*	13,325	3,237,975
Amicus Therapeutics, Inc.*	73,062	724,775
Apellis Pharmaceuticals, Inc.*	25,023	959,882
Argenx SE (Netherlands), ADR*	4,815	2,070,643
Ascendis Pharma A/S (Denmark), ADR*	30,071	4,101,083
Exact Sciences Corp.*(a)	37,702	1,592,910
Exelixis, Inc.*	63,759	1,432,665
Insmed, Inc.*	19,798	1,326,466
Ionis Pharmaceuticals, Inc.*(a)	43,770	2,086,078
Legend Biotech Corp., ADR*(a)	71,876	3,183,388
Natera, Inc.*	54,411	5,892,167
Neurocrine Biosciences, Inc.*	13,819	1,902,462
Sarepta Therapeutics, Inc.*(a)	4,473	706,734
Viking Therapeutics, Inc.*	16,736	887,175

		30,104,403

Building Products — 2.1%
A.O. Smith Corp.	40,236	3,290,500
AAON, Inc.	26,119	2,278,622
AZEK Co., Inc. (The)*	47,372	1,995,782
Carlisle Cos., Inc.	6,320	2,560,927
Simpson Manufacturing Co., Inc.	10,101	1,702,322
Trane Technologies PLC	10,568	3,476,132
Trex Co., Inc.*	46,698	3,461,256

		18,765,541

Capital Markets — 6.3%
Ares Management Corp. (Class A Stock)(a)	44,075	5,874,316
Blue Owl Capital, Inc.(a)	135,309	2,401,735
Carlyle Group, Inc. (The)(a)	15,277	613,372
FactSet Research Systems, Inc.(a)	14,449	5,899,093
Interactive Brokers Group, Inc. (Class A Stock)	42,012	5,150,671

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
KKR & Co., Inc.	23,831	$2,507,974
LPL Financial Holdings, Inc.	26,973	7,533,559
MarketAxess Holdings, Inc.	23,561	4,724,687
Moody’s Corp.	6,476	2,725,943
Morningstar, Inc.	8,418	2,490,465
MSCI, Inc.	11,309	5,448,111
Raymond James Financial, Inc.	15,206	1,879,614
Robinhood Markets, Inc. (Class A Stock)*	92,187	2,093,567
TPG, Inc.	109,594	4,542,671
Tradeweb Markets, Inc. (Class A Stock)	26,181	2,775,186

		56,660,964

Chemicals — 0.2%
RPM International, Inc.	17,500	1,884,400

Commercial Services & Supplies — 3.7%
ACV Auctions, Inc. (Class A Stock)*	57,095	1,041,984
Cintas Corp.	10,557	7,392,645
Copart, Inc.*	223,561	12,108,064
GFL Environmental, Inc.(a)	71,841	2,796,770
MSA Safety, Inc.	9,012	1,691,462
Rollins, Inc.	68,781	3,355,825
Waste Connections, Inc.	27,759	4,867,818

		33,254,568

Communications Equipment — 0.3%
Arista Networks, Inc.*	8,611	3,017,983

Construction & Engineering — 1.3%
EMCOR Group, Inc.	10,045	3,667,228
Quanta Services, Inc.(a)	21,931	5,572,448
WillScot Mobile Mini Holdings Corp.*(a)	64,492	2,427,479

		11,667,155

Construction Materials — 1.4%
Eagle Materials, Inc.(a)	6,844	1,488,296
Martin Marietta Materials, Inc.	13,072	7,082,410
Vulcan Materials Co.	16,665	4,144,252

		12,714,958

Consumer Staples Distribution & Retail — 0.8%
BJ’s Wholesale Club Holdings, Inc.*	38,775	3,405,996
Casey’s General Stores, Inc.	9,653	3,683,199

		7,089,195

Distributors — 0.8%
Pool Corp.(a)	24,803	7,622,706

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.*(a)	46,405	5,108,262

Electrical Equipment — 3.2%
AMETEK, Inc.(a)	54,863	9,146,211
Generac Holdings, Inc.*(a)	30,692	4,058,096
Hubbell, Inc.	9,078	3,317,827
nVent Electric PLC	27,341	2,094,594
Regal Rexnord Corp.	16,800	2,271,696
Rockwell Automation, Inc.	7,700	2,119,656

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Vertiv Holdings Co. (Class A Stock)	70,140	$6,072,020

		29,080,100

Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp. (Class A Stock)	106,005	7,141,557
Coherent Corp.*	61,693	4,470,275
Novanta, Inc.*(a)	20,365	3,321,735
Teledyne Technologies, Inc.*	3,759	1,458,417
Trimble, Inc.*	66,596	3,724,048
Zebra Technologies Corp. (Class A Stock)*	11,789	3,641,976

		23,758,008

Energy Equipment & Services — 0.3%
TechnipFMC PLC (United Kingdom)	120,775	3,158,266

Entertainment — 1.5%
Live Nation Entertainment, Inc.*	9,242	866,345
Spotify Technology SA*	10,626	3,334,333
Take-Two Interactive Software, Inc.*(a)	49,278	7,662,236
TKO Group Holdings, Inc.	11,862	1,280,977
Warner Music Group Corp. (Class A Stock)(a)	12,127	371,693

		13,515,584

Financial Services — 0.7%
Corpay, Inc.*	7,298	1,944,260
Remitly Global, Inc.*	52,357	634,567
Rocket Cos., Inc. (Class A Stock)*(a)	119,798	1,641,232
WEX, Inc.*	13,755	2,436,561

		6,656,620

Ground Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	9,215	1,474,400
Saia, Inc.*(a)	14,329	6,796,101

		8,270,501

Health Care Equipment & Supplies — 6.2%
Align Technology, Inc.*	22,188	5,356,849
Cooper Cos., Inc. (The)	49,332	4,306,684
Dexcom, Inc.*	145,769	16,527,289
Edwards Lifesciences Corp.*	40,605	3,750,684
GE HealthCare Technologies, Inc.	46,881	3,652,967
IDEXX Laboratories, Inc.*	23,037	11,223,626
Inspire Medical Systems, Inc.*(a)	23,349	3,124,797
Insulet Corp.*	12,593	2,541,267
Intuitive Surgical, Inc.*	5,196	2,311,441
Masimo Corp.*(a)	6,529	822,262
STERIS PLC(a)	12,029	2,640,847

		56,258,713

Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.*	21,839	1,475,006
Cencora, Inc.(a)	28,361	6,389,734
Centene Corp.*	25,610	1,697,943
Chemed Corp.(a)	8,633	4,684,093
Encompass Health Corp.	28,600	2,453,594

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
McKesson Corp.	5,427	$3,169,585

		19,869,955

Health Care Technology — 1.1%
Veeva Systems, Inc. (Class A Stock)*	53,265	9,748,028

Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc.*(a)	62,300	3,903,095
Domino’s Pizza, Inc.	6,315	3,260,624
DoorDash, Inc. (Class A Stock)*	41,746	4,541,130
DraftKings, Inc. (Class A Stock)*	107,133	4,089,266
Hilton Worldwide Holdings, Inc.	19,218	4,193,367
Hyatt Hotels Corp. (Class A Stock)(a)	17,957	2,728,027
Las Vegas Sands Corp.	76,387	3,380,125
Red Rock Resorts, Inc. (Class A Stock)(a)	15,633	858,721
Vail Resorts, Inc.(a)	17,445	3,142,368
Wingstop, Inc.	4,804	2,030,459

		32,127,182

Household Durables — 0.2%
Garmin Ltd.(a)	13,463	2,193,392

Household Products — 0.3%
Church & Dwight Co., Inc.	22,356	2,317,870

Independent Power & Renewable Electricity Producers — 0.2%
Vistra Corp.	23,792	2,045,636

Insurance — 1.4%
Arthur J. Gallagher & Co.(a)	18,648	4,835,613
Brown & Brown, Inc.(a)	20,075	1,794,905
Kinsale Capital Group, Inc.(a)	5,482	2,112,105
RenaissanceRe Holdings Ltd. (Bermuda)	16,435	3,673,387

		12,416,010

Interactive Media & Services — 1.6%
IAC, Inc.*	39,250	1,838,862
Pinterest, Inc. (Class A Stock)*	290,409	12,798,325

		14,637,187

IT Services — 2.5%
ASGN, Inc.*	17,889	1,577,273
Gartner, Inc.*	27,779	12,474,438
Globant SA*	11,475	2,045,534
MongoDB, Inc.*	19,943	4,984,952
Snowflake, Inc. (Class A Stock)*	8,868	1,197,978

		22,280,175

Leisure Products — 0.2%
Brunswick Corp.	30,175	2,195,835

Life Sciences Tools & Services — 3.9%
Agilent Technologies, Inc.	31,050	4,025,011
Bio-Techne Corp.(a)	74,804	5,359,707
Bruker Corp.	21,510	1,372,553
Charles River Laboratories International, Inc.*(a)	6,205	1,281,829
ICON PLC*	17,516	5,490,741
IQVIA Holdings, Inc.*	5,928	1,253,416
Mettler-Toledo International, Inc.*	3,444	4,813,300

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Repligen Corp.*(a)	39,115	$4,930,837
Stevanato Group SpA (Italy)(a)	74,185	1,360,553
Waters Corp.*	2,133	618,826
West Pharmaceutical Services, Inc.	13,738	4,525,160

		35,031,933

Machinery — 2.4%
Esab Corp.	13,782	1,301,434
Ingersoll Rand, Inc.(a)	51,282	4,658,457
ITT, Inc.	26,178	3,381,674
Lincoln Electric Holdings, Inc.	16,062	3,029,936
Nordson Corp.(a)	5,520	1,280,309
Westinghouse Air Brake Technologies Corp.	48,710	7,698,615

		21,350,425

Media — 1.4%
Trade Desk, Inc. (The) (Class A Stock)*	128,424	12,543,172

Oil, Gas & Consumable Fuels — 1.8%
Cameco Corp. (Canada)(a)	13,342	656,426
Cheniere Energy, Inc.	46,236	8,083,440
Chesapeake Energy Corp.(a)	18,267	1,501,365
Diamondback Energy, Inc.	7,776	1,556,677
EOG Resources, Inc.	16,619	2,091,834
Permian Resources Corp.	150,600	2,432,190

		16,321,932

Personal Care Products — 0.4%
elf Beauty, Inc.*(a)	15,328	3,229,916
Oddity Tech Ltd. (Israel) (Class A Stock)*(a)	11,529	452,629

		3,682,545

Pharmaceuticals — 0.3%
Intra-Cellular Therapies, Inc.*	29,089	1,992,306
Royalty Pharma PLC (Class A Stock)	44,416	1,171,250

		3,163,556

Professional Services — 2.7%
Booz Allen Hamilton Holding Corp.	30,497	4,693,488
Dun & Bradstreet Holdings, Inc.(a)	39,438	365,196
Equifax, Inc.(a)	16,646	4,035,989
KBR, Inc.	16,300	1,045,482
TransUnion	23,604	1,750,473
Verisk Analytics, Inc.	33,677	9,077,635
Wolters Kluwer NV (Netherlands)	21,264	3,511,500

		24,479,763

Real Estate Management & Development — 1.6%
CoStar Group, Inc.*(a)	191,064	14,165,485

Semiconductors & Semiconductor Equipment — 8.6%
ASM International NV (Netherlands)	5,754	4,398,218
Astera Labs, Inc.*(a)	7,097	429,439
Entegris, Inc.	37,304	5,050,962
Impinj, Inc.*	8,673	1,359,666
Lam Research Corp.	1,723	1,834,737
Lattice Semiconductor Corp.*	43,522	2,523,841
Marvell Technology, Inc.	64,429	4,503,587

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Microchip Technology, Inc.(a)	79,235	$7,250,003
Monolithic Power Systems, Inc.	26,866	22,075,255
Nova Ltd. (Israel)*	4,241	994,642
ON Semiconductor Corp.*	21,126	1,448,187
Onto Innovation, Inc.*(a)	20,163	4,426,988
Rambus, Inc.*	30,637	1,800,230
Teradyne, Inc.	88,784	13,165,779
Universal Display Corp.	32,098	6,748,605

		78,010,139

Software — 11.6%
ANSYS, Inc.*	1,158	372,297
Appfolio, Inc. (Class A Stock)*	5,596	1,368,614
Aspen Technology, Inc.*(a)	9,500	1,886,985
Bentley Systems, Inc. (Class B Stock)(a)	53,450	2,638,292
Cadence Design Systems, Inc.*	14,272	4,392,208
Confluent, Inc. (Class A Stock)*(a)	86,528	2,555,172
Constellation Software, Inc. (Canada)	980	2,823,758
Crowdstrike Holdings, Inc. (Class A Stock)*	31,858	12,207,667
CyberArk Software Ltd.*	19,545	5,343,994
Datadog, Inc. (Class A Stock)*	58,218	7,550,292
Elastic NV*(a)	42,309	4,819,418
Guidewire Software, Inc.*(a)	19,596	2,702,092
HashiCorp, Inc. (Class A Stock)*	75,700	2,550,333
HubSpot, Inc.*	23,300	13,742,107
Nice Ltd. (Israel), ADR*(a)	15,555	2,674,993
Palantir Technologies, Inc. (Class A Stock)*(a)	55,004	1,393,251
Palo Alto Networks, Inc.*	13,855	4,696,984
Procore Technologies, Inc.*(a)	25,586	1,696,608
PTC, Inc.*(a)	6,934	1,259,700
Rubrik, Inc. (Class A Stock)*	13,876	425,438
Samsara, Inc. (Class A Stock)*(a)	54,650	1,841,705
ServiceNow, Inc.*	2,236	1,758,994
Smartsheet, Inc. (Class A Stock)*	60,726	2,676,802
Synopsys, Inc.*(a)	12,834	7,637,000
Tyler Technologies, Inc.*	21,622	10,871,109
Vertex, Inc. (Class A Stock)*	17,200	620,060
Workiva, Inc.*(a)	34,255	2,500,273

		105,006,146

Specialized REITs — 0.3%
CubeSmart.	50,600	2,285,602

Specialty Retail — 4.2%
AutoZone, Inc.*	572	1,695,465
Burlington Stores, Inc.*	8,903	2,136,720
Five Below, Inc.*	10,656	1,161,184
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	80,613	8,013,738
National Vision Holdings, Inc.*	82,419	1,078,865
O’Reilly Automotive, Inc.*(a)	6,543	6,909,801
Ross Stores, Inc.	48,619	7,065,313
Tractor Supply Co.(a)	34,040	9,190,800
Ulta Beauty, Inc.*	2,141	826,148

		38,078,034

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 0.5%
Super Micro Computer, Inc.*(a)	5,187	$4,249,968

Textiles, Apparel & Luxury Goods — 1.1%
Levi Strauss & Co. (Class A Stock)	152,311	2,936,556
Lululemon Athletica, Inc.*(a)	7,454	2,226,510
On Holding AG (Switzerland) (Class A Stock)*(a)	118,956	4,615,493

		9,778,559

Trading Companies & Distributors — 0.9%
Air Lease Corp.(a)	39,489	1,876,912
Fastenal Co.	62,478	3,926,118
Watsco, Inc.(a)	5,910	2,737,748

		8,540,778

TOTAL COMMON STOCKS (cost $700,897,071)		855,937,263

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.0%
iShares Russell Mid-Cap Growth ETF	165,054	18,213,709
Vanguard Mid-Cap Growth ETF	37,131	8,523,793

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $26,132,545)		26,737,502

	Units
WARRANTS* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	1,381	—

(cost $0)

TOTAL LONG-TERM INVESTMENTS (cost $727,029,616)		882,674,765

	Shares
SHORT-TERM INVESTMENTS — 18.6%
AFFILIATED MUTUAL FUNDS — 18.4%
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	17,074,509	17,074,509
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $149,781,952; includes $149,163,855 of cash collateral for securities on loan)(b)(wb)	149,864,306	149,774,387

TOTAL AFFILIATED MUTUAL FUNDS (cost $166,856,461)		166,848,896

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.2%
Federal Home Loan Bank
5.165%	07/01/24	1,595	$1,594,298

(cost $1,595,000)

TOTAL SHORT-TERM INVESTMENTS (cost $168,451,461)			168,443,194

TOTAL INVESTMENTS—116.1% (cost $895,481,077)			1,051,117,959
Liabilities in excess of other assets — (16.1)%			(145,819,995)

NET ASSETS — 100.0%			$905,297,964

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $145,773,187; cash collateral of $149,163,855 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$20,127,562	$295,265	$—
Automobiles	1,008,793	—	—
Banks	1,924,889	—	—
Beverages	7,473,520	—	—
Biotechnology	30,104,403	—	—
Building Products	18,765,541	—	—
Capital Markets	56,660,964	—	—
Chemicals	1,884,400	—	—
Commercial Services & Supplies	33,254,568	—	—
Communications Equipment	3,017,983	—	—
Construction & Engineering	11,667,155	—	—
Construction Materials	12,714,958	—	—
Consumer Staples Distribution & Retail	7,089,195	—	—
Distributors	7,622,706	—	—
Diversified Consumer Services	5,108,262	—	—
Electrical Equipment	29,080,100	—	—
Electronic Equipment, Instruments & Components	23,758,008	—	—
Energy Equipment & Services	3,158,266	—	—
Entertainment	13,515,584	—	—
Financial Services	6,656,620	—	—
Ground Transportation	8,270,501	—	—
Health Care Equipment & Supplies	56,258,713	—	—
Health Care Providers & Services	19,869,955	—	—
Health Care Technology	9,748,028	—	—
Hotels, Restaurants & Leisure	32,127,182	—	—
Household Durables	2,193,392	—	—
Household Products	2,317,870	—	—
Independent Power & Renewable Electricity Producers	2,045,636	—	—
Insurance	12,416,010	—	—
Interactive Media & Services	14,637,187	—	—
IT Services	22,280,175	—	—
Leisure Products	2,195,835	—	—
Life Sciences Tools & Services	35,031,933	—	—
Machinery	21,350,425	—	—
Media	12,543,172	—	—
Oil, Gas & Consumable Fuels	16,321,932	—	—
Personal Care Products	3,682,545	—	—
Pharmaceuticals	3,163,556	—	—
Professional Services	20,968,263	3,511,500	—
Real Estate Management & Development	14,165,485	—	—
Semiconductors & Semiconductor Equipment	73,611,921	4,398,218	—
Software	105,006,146	—	—
Specialized REITs	2,285,602	—	—
Specialty Retail	38,078,034	—	—
Technology Hardware, Storage & Peripherals	4,249,968	—	—
Textiles, Apparel & Luxury Goods	9,778,559	—	—
Trading Companies & Distributors	8,540,778	—	—
Unaffiliated Exchange-Traded Funds	26,737,502	—	—
Warrants
Software	—	—	—	**
Short-Term Investments
Affiliated Mutual Funds	166,848,896	—	—
U.S. Government Agency Obligation	—	1,594,298	—

Total	$1,041,318,678	$9,799,281	$—	**

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

** Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (16.5% represents investments purchased with collateral from securities on loan)	18.4%
Software	11.6
Semiconductors & Semiconductor Equipment	8.6
Capital Markets	6.3
Health Care Equipment & Supplies	6.2
Specialty Retail	4.2
Life Sciences Tools & Services	3.9
Commercial Services & Supplies	3.7
Hotels, Restaurants & Leisure	3.5
Biotechnology	3.3
Electrical Equipment	3.2
Unaffiliated Exchange-Traded Funds	3.0
Professional Services	2.7
Electronic Equipment, Instruments & Components	2.6
IT Services	2.5
Machinery	2.4
Aerospace & Defense	2.3
Health Care Providers & Services	2.2
Building Products	2.1
Oil, Gas & Consumable Fuels	1.8
Interactive Media & Services	1.6
Real Estate Management & Development	1.6
Entertainment	1.5
Construction Materials	1.4
Media	1.4
Insurance	1.4
Construction & Engineering	1.3

Textiles, Apparel & Luxury Goods	1.1%
Health Care Technology	1.1
Trading Companies & Distributors	0.9
Ground Transportation	0.9
Distributors	0.8
Beverages	0.8
Consumer Staples Distribution & Retail	0.8
Financial Services	0.7
Diversified Consumer Services	0.6
Technology Hardware, Storage & Peripherals	0.5
Personal Care Products	0.4
Pharmaceuticals	0.3
Energy Equipment & Services	0.3
Communications Equipment	0.3
Household Products	0.3
Specialized REITs	0.3
Leisure Products	0.2
Household Durables	0.2
Independent Power & Renewable Electricity Producers	0.2
Banks	0.2
Chemicals	0.2
U.S. Government Agency Obligation	0.2
Automobiles	0.1

116.1
Liabilities in excess of other assets	(16.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$145,773,187	$(145,773,187)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $145,773,187:
Unaffiliated investments (cost $728,624,616)	$884,269,063
Affiliated investments (cost $166,856,461)	166,848,896
Foreign currency, at value (cost $8)	8
Receivable for investments sold	33,761,292
Receivable for Portfolio shares sold	1,063,091
Dividends and interest receivable	205,563
Tax reclaim receivable	115,330
Prepaid expenses	1,534

Total Assets	1,086,264,777

LIABILITIES
Payable to broker for collateral for securities on loan	149,163,855
Payable for investments purchased	30,428,671
Accrued expenses and other liabilities	744,115
Management fee payable	304,808
Payable for Portfolio shares purchased	253,119
Distribution fee payable	37,103
Payable to affiliate	34,417
Affiliated transfer agent fee payable	707
Trustees’ fees payable	18

Total Liabilities	180,966,813

NET ASSETS	$905,297,964

Net assets were comprised of:
Partners’ Equity	$905,297,964

Net asset value and redemption price per share, $905,297,964 / 58,552,858 outstanding shares of beneficial interest	$15.46

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $11,410 foreign withholding tax, of which $176 is reimbursable by an affiliate)	$2,271,520
Affiliated dividend income	288,807
Income from securities lending, net (including affiliated income of $127,972)	129,498
Interest income	32,107

Total income	2,721,932

EXPENSES
Management fee	3,761,961
Distribution fee	1,147,939
Custodian and accounting fees	91,045
Audit fee	14,992
Professional fees	14,771
Trustees’ fees	11,637
Shareholders’ reports	5,610
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	21,964

Total expenses	5,074,414
Less: Fee waiver and/or expense reimbursement	(252,324)

Net expenses	4,822,090

NET INVESTMENT INCOME (LOSS)	(2,100,158)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(32,538))	46,005,909
Foreign currency transactions	(533)

46,005,376

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(729))	1,181,926
Foreign currencies	(456)

1,181,470

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	47,186,846

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,086,688

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(2,100,158)	$(3,140,909)
Net realized gain (loss) on investment and foreign currency transactions	46,005,376	9,922,770
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,181,470	163,108,686

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,086,688	169,890,547

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [923,321 and 7,939,369 shares, respectively]	14,242,878	105,303,447
Portfolio shares purchased [5,146,251 and 12,025,833 shares, respectively]	(78,539,583)	(158,515,403)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(64,296,705)	(53,211,956)

TOTAL INCREASE (DECREASE)	(19,210,017)	116,678,591
NET ASSETS:
Beginning of period	924,507,981	807,829,390

End of period	$905,297,964	$924,507,981

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.73		$12.08	$17.49	$15.83	$11.74	$9.02

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.05)	(0.06)	(0.13)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.76		2.70	(5.35)	1.79	4.15	2.75

Total from investment operations	0.73		2.65	(5.41)	1.66	4.09	2.72

Capital Contributions.	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$15.46		$14.73	$12.08	$17.49	$15.83	$11.74

Total Return(d)	4.96%		21.94%	(30.93)%	10.49%	34.84%	30.16	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$905		$925	$808	$1,346	$1,603	$1,417
Average net assets (in millions)	$923		$857	$964	$1,458	$1,340	$1,378
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.05	%(g)	1.05%	1.05%	1.05%	1.04%	1.00%
Expenses before waivers and/or expense reimbursement	1.10	%(g)	1.11%	1.10%	1.08%	1.09%	1.08%
Net investment income (loss)	(0.46	)%(g)	(0.37)%	(0.44)%	(0.79)%	(0.49)%	(0.30)%
Portfolio turnover rate(h)	19%		42%	115%	50%	78%	125%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 95.3%
Aerospace & Defense — 1.3%
Howmet Aerospace, Inc.	25,802	$2,003,009
L3Harris Technologies, Inc.	9,017	2,025,038
Textron, Inc.	44,600	3,829,356

		7,857,403

Automobile Components — 2.1%
Aptiv PLC*	54,618	3,846,200
BorgWarner, Inc.	106,400	3,430,336
Gentex Corp.(a)	98,374	3,316,187
Goodyear Tire & Rubber Co. (The)*	204,399	2,319,929

		12,912,652

Banks — 3.9%
Cadence Bank(a)	131,548	3,720,177
Columbia Banking System, Inc.	53,884	1,071,753
East West Bancorp, Inc.(a)	27,028	1,979,260
Huntington Bancshares, Inc.	130,600	1,721,308
M&T Bank Corp.	40,452	6,122,815
Prosperity Bancshares, Inc.(a)	61,273	3,746,231
Regions Financial Corp.	97,132	1,946,525
SouthState Corp.(a)	41,094	3,140,404

		23,448,473

Beverages — 0.3%
Coca-Cola Europacific Partners PLC (United Kingdom)	26,823	1,954,592

Biotechnology — 0.2%
Biogen, Inc.*	5,287	1,225,632

Broadline Retail — 0.5%
eBay, Inc.(a)	57,400	3,083,528

Building Products — 1.9%
Allegion PLC	14,389	1,700,061
Builders FirstSource, Inc.*	8,326	1,152,402
Carrier Global Corp.	32,900	2,075,332
Fortune Brands Innovations, Inc.	41,299	2,681,957
Johnson Controls International PLC	28,975	1,925,968
Masco Corp.(a)	26,187	1,745,887

		11,281,607

Capital Markets — 3.8%
Bank of New York Mellon Corp. (The)	56,600	3,389,774
Cboe Global Markets, Inc.	6,378	1,084,643
Evercore, Inc. (Class A Stock)	13,029	2,715,635
Northern Trust Corp.	27,690	2,325,406
Raymond James Financial, Inc.	24,060	2,974,057
StepStone Group, Inc. (Class A Stock)(a)	62,690	2,876,844
T. Rowe Price Group, Inc.(a)	23,700	2,732,847
TPG, Inc.	112,661	4,669,798

		22,769,004

Chemicals — 5.1%
Ashland, Inc.	22,198	2,097,489
Axalta Coating Systems Ltd.*	83,000	2,836,110
CF Industries Holdings, Inc.	22,700	1,682,524
Corteva, Inc.	45,527	2,455,726

	Shares	Value
COMMON STOCKS (continued)
Chemicals (cont’d.)
Dow, Inc.(a)	22,648	$1,201,476
DuPont de Nemours, Inc.	32,075	2,581,717
Eastman Chemical Co.	27,430	2,687,317
FMC Corp.(a)	50,840	2,925,842
Huntsman Corp.	121,046	2,756,217
Ingevity Corp.*	51,877	2,267,544
International Flavors & Fragrances, Inc.	19,317	1,839,172
RPM International, Inc.	24,800	2,670,464
Westlake Corp.(a)	20,500	2,968,810

		30,970,408

Commercial Services & Supplies — 0.5%
GFL Environmental, Inc.(a)	45,531	1,772,522
Republic Services, Inc.	7,500	1,457,550

		3,230,072

Communications Equipment — 0.8%
Motorola Solutions, Inc.	11,988	4,627,967

Construction & Engineering — 0.3%
Quanta Services, Inc.	7,241	1,839,866

Construction Materials — 0.3%
Vulcan Materials Co.	6,962	1,731,310

Consumer Finance — 0.6%
Discover Financial Services	13,190	1,725,384
SLM Corp.	100,331	2,085,881

		3,811,265

Consumer Staples Distribution & Retail — 3.7%
Albertson’s Cos., Inc. (Class A Stock)	65,107	1,285,863
BJ’s Wholesale Club Holdings, Inc.*	67,225	5,905,044
Dollar General Corp.(a)	10,550	1,395,027
Target Corp.	25,300	3,745,412
US Foods Holding Corp.*	189,177	10,022,597

		22,353,943

Containers & Packaging — 3.6%
AptarGroup, Inc.	13,100	1,844,611
Avery Dennison Corp.	18,456	4,035,404
Berry Global Group, Inc.(a)	32,403	1,906,917
Crown Holdings, Inc.	61,262	4,557,280
Graphic Packaging Holding Co.(a)	103,983	2,725,394
International Paper Co.	26,844	1,158,319
Packaging Corp. of America	20,700	3,778,992
Westrock Co.	32,460	1,631,440

		21,638,357

Distributors — 0.5%
LKQ Corp.(a)	67,386	2,802,584

Diversified REITs — 0.3%
WP Carey, Inc.	33,163	1,825,623

Electric Utilities — 2.6%
Alliant Energy Corp.(a)	124,898	6,357,308
Edison International	19,894	1,428,588
PG&E Corp.	198,355	3,463,279
Pinnacle West Capital Corp.(a)	23,516	1,796,152

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST MID-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	55,000	$2,937,550

		15,982,877

Electrical Equipment — 1.2%
GE Vernova, Inc.*	5,829	999,732
Hubbell, Inc.	2,500	913,700
Regal Rexnord Corp.	28,627	3,870,943
Sensata Technologies Holding PLC	33,308	1,245,386

		7,029,761

Electronic Equipment, Instruments & Components — 3.9%
Belden, Inc.	33,279	3,121,570
Coherent Corp.*	44,383	3,215,992
Corning, Inc.	54,883	2,132,205
Flex Ltd.*	245,558	7,241,506
TE Connectivity Ltd.	12,807	1,926,557
Trimble, Inc.*	29,100	1,627,272
Zebra Technologies Corp. (Class A Stock)*	14,584	4,505,435

		23,770,537

Energy Equipment & Services — 1.0%
Baker Hughes Co.	108,900	3,830,013
Halliburton Co.	37,787	1,276,445
TechnipFMC PLC (United Kingdom)	47,034	1,229,939

		6,336,397

Entertainment — 0.3%
Electronic Arts, Inc.(a)	14,149	1,971,380

Financial Services — 2.5%
Corebridge Financial, Inc.	72,835	2,120,955
Equitable Holdings, Inc.	45,638	1,864,769
Fidelity National Information Services, Inc.	26,729	2,014,297
Global Payments, Inc.	40,105	3,878,154
Voya Financial, Inc.	69,594	4,951,613

		14,829,788

Food Products — 0.7%
General Mills, Inc.(a)	17,248	1,091,109
Hershey Co. (The)	5,521	1,014,925
Ingredion, Inc.	18,182	2,085,475

		4,191,509

Gas Utilities — 0.2%
Atmos Energy Corp.	11,500	1,341,475

Ground Transportation — 3.0%
Avis Budget Group, Inc.(a)	7,252	757,979
J.B. Hunt Transport Services, Inc.	26,855	4,296,800
Knight-Swift Transportation Holdings, Inc.	149,373	7,456,700
Landstar System, Inc.	13,400	2,472,032
Norfolk Southern Corp.	7,439	1,597,079
XPO, Inc.*	12,716	1,349,804

		17,930,394

Health Care Equipment & Supplies — 2.8%
Cooper Cos., Inc. (The)	25,600	2,234,880

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
DENTSPLY SIRONA, Inc.(a)	76,297	$1,900,558
Hologic, Inc.*	44,500	3,304,125
Integra LifeSciences Holdings Corp.*	85,699	2,497,269
STERIS PLC	7,781	1,708,241
Teleflex, Inc.	5,313	1,117,483
Zimmer Biomet Holdings, Inc.	38,992	4,231,802

		16,994,358

Health Care Providers & Services — 2.1%
Cencora, Inc.	14,682	3,307,854
Humana, Inc.	3,398	1,269,663
Labcorp Holdings, Inc.	5,880	1,196,639
Quest Diagnostics, Inc.	30,600	4,188,528
Universal Health Services, Inc. (Class B Stock)	15,418	2,851,251

		12,813,935

Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	29,200	3,415,524

Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	79,583	1,430,902

Hotels, Restaurants & Leisure — 3.2%
Aramark(a)	61,283	2,084,848
Darden Restaurants, Inc.(a)	31,825	4,815,759
Denny’s Corp.*	181,085	1,285,704
Hilton Worldwide Holdings, Inc.	7,700	1,680,140
Hyatt Hotels Corp. (Class A Stock)(a)	11,850	1,800,252
International Game Technology PLC	65,777	1,345,797
Viking Holdings Ltd.*(a)	25,414	862,551
Wyndham Hotels & Resorts, Inc.	48,054	3,555,996
Yum! Brands, Inc.(a)	16,075	2,129,294

		19,560,341

Household Durables — 0.7%
Mohawk Industries, Inc.*	9,359	1,063,089
Newell Brands, Inc.(a)	106,858	684,959
Toll Brothers, Inc.(a)	21,316	2,455,177

		4,203,225

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	90,977	1,598,466

Industrial REITs — 0.2%
STAG Industrial, Inc.(a)	35,737	1,288,676

Insurance — 7.4%
American Financial Group, Inc.	28,150	3,463,013
American International Group, Inc.	31,365	2,328,538
Assurant, Inc.	13,634	2,266,653
Everest Group Ltd.	12,796	4,875,532
Fidelity National Financial, Inc.(a)	57,800	2,856,476
Hanover Insurance Group, Inc. (The)	26,069	3,270,095
Hartford Financial Services Group, Inc. (The)	80,306	8,073,965
Kemper Corp.	72,063	4,275,498
Lincoln National Corp.	45,644	1,419,528
Old Republic International Corp.	92,700	2,864,430
W.R. Berkley Corp.(a)	30,000	2,357,400

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST MID-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Willis Towers Watson PLC	25,299	$6,631,880

		44,683,008

Interactive Media & Services — 0.4%
Cargurus, Inc.*(a)	87,741	2,298,814

IT Services — 0.3%
Akamai Technologies, Inc.*(a)	23,300	2,098,864

Leisure Products — 0.5%
Brunswick Corp.	22,707	1,652,388
Mattel, Inc.*(a)	78,206	1,271,630

		2,924,018

Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	35,218	4,565,309
ICON PLC*	14,187	4,447,199
Revvity, Inc.(a)	11,274	1,182,192

		10,194,700

Machinery — 4.6%
AGCO Corp.	43,397	4,247,698
ITT, Inc.	13,264	1,713,443
John Bean Technologies Corp.(a)	28,576	2,713,863
Lincoln Electric Holdings, Inc.	4,600	867,744
Middleby Corp. (The)*	47,501	5,824,098
Otis Worldwide Corp.	14,185	1,365,448
PACCAR, Inc.(a)	12,447	1,281,294
Pentair PLC	22,982	1,762,030
Stanley Black & Decker, Inc.	18,161	1,450,882
Toro Co. (The)(a)	27,500	2,571,525
Westinghouse Air Brake Technologies Corp.	16,452	2,600,239
Xylem, Inc.	11,500	1,559,745

		27,958,009

Metals & Mining — 1.3%
Franco-Nevada Corp. (Canada)(a)	25,200	2,986,704
Reliance, Inc.	12,443	3,553,721
United States Steel Corp.	37,928	1,433,678

		7,974,103

Multi-Utilities — 2.0%
CenterPoint Energy, Inc.	58,845	1,823,018
CMS Energy Corp.	37,207	2,214,933
NiSource, Inc.	119,406	3,440,087
Public Service Enterprise Group, Inc.	35,198	2,594,093
Sempra(a)	24,991	1,900,815

		11,972,946

Oil, Gas & Consumable Fuels — 4.7%
Chesapeake Energy Corp.(a)	24,486	2,012,504
Chord Energy Corp.	12,100	2,028,928
Coterra Energy, Inc.	130,500	3,480,435
Devon Energy Corp.	66,100	3,133,140
Diamondback Energy, Inc.	17,396	3,482,505
EQT Corp.(a)	93,336	3,451,565
Marathon Oil Corp.	67,298	1,929,434
Permian Resources Corp.	123,370	1,992,426

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Plains GP Holdings LP (Class A Stock)*	90,533	$1,703,831
Targa Resources Corp.	24,239	3,121,499
Valero Energy Corp.	13,990	2,193,072

		28,529,339

Passenger Airlines — 0.9%
Alaska Air Group, Inc.*	19,557	790,103
Delta Air Lines, Inc.	92,803	4,402,574

		5,192,677

Personal Care Products — 0.3%
Kenvue, Inc.	100,578	1,828,508

Pharmaceuticals — 0.2%
Organon & Co.	47,917	991,882

Professional Services — 4.0%
Dun & Bradstreet Holdings, Inc.	120,254	1,113,552
FTI Consulting, Inc.*	17,000	3,664,010
Genpact Ltd.	74,300	2,391,717
Jacobs Solutions, Inc.	12,511	1,747,912
KBR, Inc.	37,616	2,412,690
Leidos Holdings, Inc.	40,482	5,905,514
ManpowerGroup, Inc.	29,200	2,038,160
Maximus, Inc.	13,200	1,131,240
TransUnion	49,263	3,653,344

		24,058,139

Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.*	7,404	1,519,893

Residential REITs — 1.9%
Camden Property Trust(a)	33,000	3,600,630
Equity LifeStyle Properties, Inc.	33,200	2,162,316
Essex Property Trust, Inc.	7,145	1,944,869
Mid-America Apartment Communities, Inc.	13,117	1,870,615
Sun Communities, Inc.	15,858	1,908,352

		11,486,782

Retail REITs — 1.7%
Brixmor Property Group, Inc.	246,731	5,697,019
NNN REIT, Inc.(a)	103,800	4,421,880

		10,118,899

Semiconductors & Semiconductor Equipment — 2.8%
Marvell Technology, Inc.	21,096	1,474,610
MKS Instruments, Inc.(a)	44,712	5,838,493
NXP Semiconductors NV (China)	9,494	2,554,741
ON Semiconductor Corp.*	21,164	1,450,792
Silicon Motion Technology Corp. (Taiwan), ADR	21,016	1,702,086
Skyworks Solutions, Inc.	37,283	3,973,622

		16,994,344

Software — 0.2%
Check Point Software Technologies Ltd. (Israel)*(a)	8,850	1,460,250

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST MID-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs — 1.9%
Extra Space Storage, Inc.	17,522	$2,723,094
Gaming & Leisure Properties, Inc.	64,039	2,895,203
Lamar Advertising Co. (Class A Stock)(a)	32,300	3,860,819
VICI Properties, Inc.	76,171	2,181,538

		11,660,654

Specialty Retail — 0.8%
Ross Stores, Inc.	35,142	5,106,835

Textiles, Apparel & Luxury Goods — 1.4%
PVH Corp.	17,546	1,857,595
Ralph Lauren Corp.	10,100	1,768,106
Skechers USA, Inc. (Class A Stock)*	32,377	2,237,898
Steven Madden Ltd.	66,103	2,796,157

		8,659,756

Trading Companies & Distributors — 0.8%
AerCap Holdings NV (Ireland)	24,933	2,323,756
Boise Cascade Co.	19,519	2,327,055

		4,650,811

TOTAL COMMON STOCKS (cost $518,084,366)		576,417,062

PREFERRED STOCK — 0.2%
Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	14,038	1,249,899

(cost $1,217,692)
UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.9%
iShares Russell Mid-Cap Value ETF(a)	47,787	5,769,802
Vanguard Mid-Cap Value ETF	75,701	11,387,702

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $15,237,413)		17,157,504

TOTAL LONG-TERM INVESTMENTS (cost $534,539,471)		594,824,465

SHORT-TERM INVESTMENTS — 16.7%
AFFILIATED MUTUAL FUNDS — 16.3%
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	6,150,432	6,150,432
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $92,351,930; includes $91,985,563 of cash collateral for securities on loan)(b)(wb)	92,406,544	92,351,100

TOTAL AFFILIATED MUTUAL FUNDS (cost $98,502,362)		98,501,532

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.2%
Federal Home Loan Bank
5.165%	07/01/24	1,647	$1,646,276

(cost $1,647,000)

		Shares
UNAFFILIATED FUND — 0.2%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (7-day effective yield 5.218%) (Institutional Shares)		1,116,825	1,116,825

(cost $1,116,825)

TOTAL SHORT-TERM INVESTMENTS (cost $101,266,187)			101,264,633

TOTAL INVESTMENTS—115.1% (cost $635,805,658)			696,089,098
Liabilities in excess of other assets — (15.1)%			(91,290,595)

NET ASSETS — 100.0%			$604,798,503

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $90,389,494; cash collateral of $91,985,563 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST MID-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$7,857,403	$—	$—
Automobile Components	12,912,652	—	—
Banks	23,448,473	—	—
Beverages	1,954,592	—	—
Biotechnology	1,225,632	—	—
Broadline Retail	3,083,528	—	—
Building Products	11,281,607	—	—
Capital Markets	22,769,004	—	—
Chemicals	30,970,408	—	—
Commercial Services & Supplies	3,230,072	—	—
Communications Equipment	4,627,967	—	—
Construction & Engineering	1,839,866	—	—
Construction Materials	1,731,310	—	—
Consumer Finance	3,811,265	—	—
Consumer Staples Distribution & Retail	22,353,943	—	—
Containers & Packaging	21,638,357	—	—
Distributors	2,802,584	—	—
Diversified REITs	1,825,623	—	—
Electric Utilities	15,982,877	—	—
Electrical Equipment	7,029,761	—	—
Electronic Equipment, Instruments & Components	23,770,537	—	—
Energy Equipment & Services	6,336,397	—	—
Entertainment	1,971,380	—	—
Financial Services	14,829,788	—	—
Food Products	4,191,509	—	—
Gas Utilities	1,341,475	—	—
Ground Transportation	17,930,394	—	—
Health Care Equipment & Supplies	16,994,358	—	—
Health Care Providers & Services	12,813,935	—	—
Health Care REITs	3,415,524	—	—
Hotel & Resort REITs	1,430,902	—	—
Hotels, Restaurants & Leisure	19,560,341	—	—
Household Durables	4,203,225	—	—
Independent Power & Renewable Electricity Producers	1,598,466	—	—
Industrial REITs	1,288,676	—	—
Insurance	44,683,008	—	—
Interactive Media & Services	2,298,814	—	—
IT Services	2,098,864	—	—
Leisure Products	2,924,018	—	—
Life Sciences Tools & Services	10,194,700	—	—
Machinery	27,958,009	—	—
Metals & Mining	7,974,103	—	—
Multi-Utilities	11,972,946	—	—
Oil, Gas & Consumable Fuels	28,529,339	—	—
Passenger Airlines	5,192,677	—	—
Personal Care Products	1,828,508	—	—
Pharmaceuticals	991,882	—	—
Professional Services	24,058,139	—	—
Real Estate Management & Development	1,519,893	—	—
Residential REITs	11,486,782	—	—
Retail REITs	10,118,899	—	—
Semiconductors & Semiconductor Equipment	16,994,344	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST MID-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Software	$1,460,250	$—	$—
Specialized REITs	11,660,654	—	—
Specialty Retail	5,106,835	—	—
Textiles, Apparel & Luxury Goods	8,659,756	—	—
Trading Companies & Distributors	4,650,811	—	—
Preferred Stock
Household Products	—	1,249,899	—
Unaffiliated Exchange-Traded Funds	17,157,504	—	—
Short-Term Investments
Affiliated Mutual Funds	98,501,532	—	—
U.S. Government Agency Obligation	—	1,646,276	—
Unaffiliated Fund	1,116,825	—	—

Total	$693,192,923	$2,896,175	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (15.2% represents investments purchased with collateral from securities on loan)	16.3%
Insurance	7.4
Chemicals	5.1
Oil, Gas & Consumable Fuels	4.7
Machinery	4.6
Professional Services	4.0
Electronic Equipment, Instruments & Components	3.9
Banks	3.9
Capital Markets	3.8
Consumer Staples Distribution & Retail	3.7
Containers & Packaging	3.6
Hotels, Restaurants & Leisure	3.2
Ground Transportation	3.0
Unaffiliated Exchange-Traded Funds	2.9
Health Care Equipment & Supplies	2.8
Semiconductors & Semiconductor Equipment	2.8
Electric Utilities	2.6
Financial Services	2.5
Automobile Components	2.1
Health Care Providers & Services	2.1
Multi-Utilities	2.0
Specialized REITs	1.9
Residential REITs	1.9
Building Products	1.9
Life Sciences Tools & Services	1.7
Retail REITs	1.7
Textiles, Apparel & Luxury Goods	1.4
Metals & Mining	1.3
Aerospace & Defense	1.3
Electrical Equipment	1.2
Energy Equipment & Services	1.0
Passenger Airlines	0.9
Specialty Retail	0.8

Trading Companies & Distributors	0.8%
Communications Equipment	0.8
Household Durables	0.7
Food Products	0.7
Consumer Finance	0.6
Health Care REITs	0.6
Commercial Services & Supplies	0.5
Broadline Retail	0.5
Leisure Products	0.5
Distributors	0.5
Interactive Media & Services	0.4
IT Services	0.3
Entertainment	0.3
Beverages	0.3
Construction & Engineering	0.3
Personal Care Products	0.3
Diversified REITs	0.3
Construction Materials	0.3
Independent Power & Renewable Electricity Producers	0.3
Real Estate Management & Development	0.3
U.S. Government Agency Obligation	0.2
Software	0.2
Hotel & Resort REITs	0.2
Gas Utilities	0.2
Industrial REITs	0.2
Household Products	0.2
Biotechnology	0.2
Unaffiliated Fund	0.2
Pharmaceuticals	0.2

115.1
Liabilities in excess of other assets	(15.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST MID-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$90,389,494	$(90,389,494)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $90,389,494:
Unaffiliated investments (cost $537,303,296)	$597,587,566
Affiliated investments (cost $98,502,362)	98,501,532
Cash	251
Receivable for Portfolio shares sold	1,034,037
Dividends receivable	735,098
Receivable for investments sold	409,928
Tax reclaim receivable	72,538
Prepaid expenses and other assets	1,094

Total Assets	698,342,044

LIABILITIES
Payable to broker for collateral for securities on loan	91,985,563
Payable for investments purchased	685,025
Accrued expenses and other liabilities	449,106
Management fee payable	221,287
Payable for Portfolio shares purchased	168,520
Distribution fee payable	24,771
Payable to affiliate	8,562
Affiliated transfer agent fee payable	707

Total Liabilities	93,543,541

NET ASSETS	$604,798,503

Net assets were comprised of:
Partners’ Equity	$604,798,503

Net asset value and redemption price per share, $604,798,503 / 12,070,231 outstanding shares of beneficial interest	$50.11

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,823 foreign withholding tax, of which $13 is reimbursable by an affiliate)	$5,980,093
Affiliated dividend income	110,478
Interest income	65,515
Affiliated income from securities lending, net	65,455

Total income	6,221,541

EXPENSES
Management fee	2,236,987
Distribution fee	770,949
Custodian and accounting fees	76,205
Professional fees	16,337
Audit fee	15,221
Trustees’ fees	9,053
Shareholders’ reports	5,540
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	20,929

Total expenses	3,155,716
Less: Fee waiver and/or expense reimbursement	(26,212)

Net expenses	3,129,504

NET INVESTMENT INCOME (LOSS)	3,092,037

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(17,237))	32,245,378
Foreign currency transactions	115

32,245,493

Net change in unrealized appreciation (depreciation)on investments (including affiliated of $217)	(7,369,155)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	24,876,338

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,968,375

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,092,037	$6,707,236
Net realized gain (loss) on investment and foreign currency transactions	32,245,493	12,301,950
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,369,155)	49,943,454

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,968,375	68,952,640

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [130,920 and 1,581,015 shares, respectively]	6,535,233	70,193,667
Portfolio shares purchased [1,227,888 and 2,856,252 shares, respectively]	(60,328,506)	(125,649,166)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(53,793,273)	(55,455,499)

TOTAL INCREASE (DECREASE)	(25,824,898)	13,497,141
NET ASSETS:
Beginning of period	630,623,401	617,126,260

End of period	$604,798,503	$630,623,401

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$47.89		$42.73	$46.33	$34.67	$35.30	$29.16

Income (Loss) From Investment Operations:
Net investment income (loss)	0.25		0.49	0.44	0.30	0.36	0.51
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.97		4.67	(4.04)	11.36	(0.99)	5.63

Total from investment operations	2.22		5.16	(3.60)	11.66	(0.63)	6.14

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$50.11		$47.89	$42.73	$46.33	$34.67	$35.30

Total Return(d)	4.64%		12.08%	(7.77)%	33.63%	(1.78)%	21.01	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$605		$631	$617	$900	$798	$849
Average net assets (in millions)	$620		$605	$716	$987	$667	$821
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.01	%(g)	0.99%	0.97%	0.97%	1.01%	1.00%
Expenses before waivers and/or expense reimbursement	1.02	%(g)	1.02%	1.01%	0.99%	1.01%	1.00%
Net investment income (loss)	1.00	%(g)	1.11%	1.01%	0.72%	1.25%	1.54%
Portfolio turnover rate(h)	22%		46%	38%	119%	49%	18%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 94.9%
Aerospace & Defense — 3.4%
AAR Corp.*	80,607	$5,860,129
AeroVironment, Inc.*(a)	50,038	9,114,922
Axon Enterprise, Inc.*(a)	15,475	4,553,364
BWX Technologies, Inc.	21,691	2,060,645
Curtiss-Wright Corp.	9,139	2,476,486
Embraer SA (Brazil), ADR*	70,105	1,808,709
Kratos Defense & Security Solutions, Inc.*(a)	180,884	3,619,489
Leonardo DRS, Inc.*	95,897	2,446,333
Loar Holdings, Inc.*	2,516	134,380
Moog, Inc. (Class A Stock)	30,868	5,164,216

		37,238,673

Air Freight & Logistics — 0.1%
GXO Logistics, Inc.*	31,943	1,613,122

Automobile Components — 1.4%
Lear Corp.	17,323	1,978,460
Modine Manufacturing Co.*	95,546	9,572,754
Visteon Corp.*	40,543	4,325,938

		15,877,152

Banks — 1.0%
Axos Financial, Inc.*	45,553	2,603,354
Banc of California, Inc.(a)	63,177	807,402
Columbia Banking System, Inc.	54,455	1,083,110
Customers Bancorp, Inc.*	15,321	735,101
First Bancorp(a)	40,710	1,299,463
Fulton Financial Corp.	13,319	226,157
Popular, Inc. (Puerto Rico)	6,349	561,442
Prosperity Bancshares, Inc.(a)	22,796	1,393,747
Western Alliance Bancorp	16,118	1,012,533
Wintrust Financial Corp.	17,171	1,692,374

		11,414,683

Beverages — 0.4%
Celsius Holdings, Inc.*(a)	12,460	711,341
Duckhorn Portfolio, Inc. (The)*	264,255	1,876,210
Vita Coco Co., Inc. (The)*	52,530	1,462,961

		4,050,512

Biotechnology — 11.0%
ACADIA Pharmaceuticals, Inc.*	58,264	946,790
Akero Therapeutics, Inc.*(a)	52,119	1,222,712
Amicus Therapeutics, Inc.*	365,670	3,627,446
Annexon, Inc.*(a)	74,954	367,275
Apellis Pharmaceuticals, Inc.*	33,541	1,286,633
Apogee Therapeutics, Inc.*(a)	70,929	2,791,056
Arcellx, Inc.*(a)	43,318	2,390,720
Arcturus Therapeutics Holdings, Inc.*(a)	27,708	674,690
Arrowhead Pharmaceuticals, Inc.*(a)	31,182	810,420
Ascendis Pharma A/S (Denmark), ADR*	10,413	1,420,125
Avidity Biosciences, Inc.*(a)	39,505	1,613,779
BioAtla, Inc.*	39,112	53,583
Biohaven Ltd.*	22,100	767,091
Blueprint Medicines Corp.*	91,384	9,849,367

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Bridgebio Pharma, Inc.*	135,539	$3,433,203
Cabaletta Bio, Inc.*(a)	130,498	976,125
Celldex Therapeutics, Inc.*	15,559	575,839
CG oncology, Inc.*(a)	18,446	582,340
Crinetics Pharmaceuticals, Inc.*(a)	171,073	7,662,360
Cytokinetics, Inc.*	15,900	861,462
Disc Medicine, Inc.*	32,550	1,467,028
Halozyme Therapeutics, Inc.*	20,182	1,056,730
Ideaya Biosciences, Inc.*	58,759	2,063,028
Immunocore Holdings PLC (United Kingdom), ADR*(a)	43,884	1,487,229
Immunome, Inc.*(a)	57,300	693,330
Immunovant, Inc.*(a)	99,328	2,622,259
Insmed, Inc.*	101,056	6,770,752
Ironwood Pharmaceuticals, Inc.*	80,157	522,624
KalVista Pharmaceuticals, Inc.*(a)	65,211	768,186
Krystal Biotech, Inc.*(a)	19,237	3,532,683
Kymera Therapeutics, Inc.*	66,055	1,971,742
Kyverna Therapeutics, Inc.*(a)	19,000	142,500
Legend Biotech Corp., ADR*(a)	21,662	959,410
Madrigal Pharmaceuticals, Inc.*(a)	9,933	2,782,829
Merus NV (Netherlands)*(a)	44,984	2,661,703
MoonLake Immunotherapeutics*(a)	18,540	815,204
Natera, Inc.*	61,557	6,666,008
Neurocrine Biosciences, Inc.*	10,023	1,379,866
Nuvalent, Inc. (Class A Stock)*(a)	57,544	4,365,288
Olema Pharmaceuticals, Inc.*(a)	84,480	914,074
Opthea Ltd. (Australia), ADR*	97,356	186,924
Prelude Therapeutics, Inc.*(a)	37,752	143,835
Protagonist Therapeutics, Inc.*	46,581	1,614,032
Prothena Corp. PLC (Ireland)*	13,052	269,393
REVOLUTION Medicines, Inc.*(a)	55,600	2,157,836
Rhythm Pharmaceuticals, Inc.*(a)	41,766	1,714,912
Soleno Therapeutics, Inc.*	28,310	1,155,048
SpringWorks Therapeutics, Inc.*(a)	74,250	2,796,997
Travere Therapeutics, Inc.*	136,645	1,123,222
Twist Bioscience Corp.*	35,200	1,734,656
Ultragenyx Pharmaceutical, Inc.*	103,708	4,262,399
Vaxcyte, Inc.*(a)	110,344	8,332,075
Vericel Corp.*	36,980	1,696,642
Viking Therapeutics, Inc.*(a)	92,611	4,909,309
Xencor, Inc.*	33,687	637,695
Xenon Pharmaceuticals, Inc. (Canada)*	90,720	3,537,173

		121,827,637

Broadline Retail — 0.8%
Global-e Online Ltd. (Israel)*(a)	64,500	2,339,415
Ollie’s Bargain Outlet Holdings, Inc.*	60,396	5,929,075
Savers Value Village, Inc.*(a)	73,127	895,075

		9,163,565

Building Products — 1.8%
AAON, Inc.(a)	35,541	3,100,597
AZEK Co., Inc. (The)*	187,584	7,902,914
Simpson Manufacturing Co., Inc.	24,575	4,141,625
Tecnoglass, Inc.(a)	34,720	1,742,249

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Building Products (cont’d.)
Zurn Elkay Water Solutions Corp.	91,900	$2,701,860

		19,589,245

Capital Markets — 1.5%
Evercore, Inc. (Class A Stock)	7,776	1,620,752
GCM Grosvenor, Inc. (Class A Stock)(a)	160,891	1,570,296
Hamilton Lane, Inc. (Class A Stock)	21,630	2,673,035
Houlihan Lokey, Inc.	7,548	1,017,923
Moelis & Co. (Class A Stock)(a)	48,961	2,783,923
Trinity Capital, Inc.(a)	73,744	1,042,740
WisdomTree, Inc.(a)	556,538	5,515,292

		16,223,961

Chemicals — 0.5%
Aspen Aerogels, Inc.*	65,703	1,567,017
Axalta Coating Systems Ltd.*	53,688	1,834,519
Element Solutions, Inc.	39,977	1,084,176
Tronox Holdings PLC(a)	92,486	1,451,105

		5,936,817

Commercial Services & Supplies — 2.3%
ACV Auctions, Inc. (Class A Stock)*(a)	98,454	1,796,785
Boyd Group Services, Inc. (Canada)	14,143	2,656,574
GFL Environmental, Inc.(a)	124,199	4,835,067
Montrose Environmental Group, Inc.*(a)	137,219	6,114,479
MSA Safety, Inc.	15,327	2,876,725
RB Global, Inc. (Canada)(a)	56,994	4,352,062
Tetra Tech, Inc.	14,604	2,986,226

		25,617,918

Communications Equipment — 0.1%
Applied Optoelectronics, Inc.*(a)	34,785	288,368
Lumentum Holdings, Inc.*(a)	23,126	1,177,576

		1,465,944

Construction & Engineering — 1.7%
API Group Corp.*	70,422	2,649,980
Comfort Systems USA, Inc.	15,603	4,745,184
EMCOR Group, Inc.	3,415	1,246,748
MasTec, Inc.*	25,549	2,733,488
MYR Group, Inc.*	21,600	2,931,336
Primoris Services Corp.	43,720	2,181,191
Sterling Infrastructure, Inc.*	15,303	1,810,957

		18,298,884

Construction Materials — 0.9%
Knife River Corp.*	28,989	2,033,289
Summit Materials, Inc. (Class A Stock)*	205,623	7,527,858

		9,561,147

Consumer Finance — 0.4%
FirstCash Holdings, Inc.	28,210	2,958,665
LendingTree, Inc.*(a)	25,390	1,055,970

		4,014,635

	Shares	Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail — 0.9%
Performance Food Group Co.*	41,788	$2,762,604
Sprouts Farmers Market, Inc.*(a)	29,518	2,469,476
US Foods Holding Corp.*	86,564	4,586,161

		9,818,241

Containers & Packaging — 0.3%
AptarGroup, Inc.	8,180	1,151,826
Graphic Packaging Holding Co.(a)	73,806	1,934,455

		3,086,281

Diversified Consumer Services — 0.8%
Duolingo, Inc.*(a)	24,722	5,158,739
European Wax Center, Inc. (Class A Stock)*(a)	216,445	2,149,299
Grand Canyon Education, Inc.*	8,446	1,181,680

		8,489,718

Diversified Telecommunication Services — 0.1%
Cogent Communications Holdings, Inc.(a)	23,434	1,322,615

Electrical Equipment — 1.0%
Atkore, Inc.	7,170	967,448
Enovix Corp.*(a)	128,201	1,981,988
NEXTracker, Inc. (Class A Stock)*	59,130	2,772,014
nVent Electric PLC	60,215	4,613,071
Shoals Technologies Group, Inc. (Class A Stock)*	34,805	217,183

		10,551,704

Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries, Inc.	31,473	3,423,003
Arlo Technologies, Inc.*	84,742	1,105,036
Badger Meter, Inc.	14,443	2,691,453
Celestica, Inc. (Canada)*	51,265	2,939,022
Coherent Corp.*	52,305	3,790,020
Fabrinet (Thailand)*	32,563	7,971,097
Itron, Inc.*	60,375	5,974,710
Littelfuse, Inc.	9,842	2,515,517
Napco Security Technologies, Inc.	47,306	2,457,547

		32,867,405

Energy Equipment & Services — 2.3%
Cactus, Inc. (Class A Stock)(a)	26,142	1,378,729
Expro Group Holdings NV*	56,817	1,302,246
TechnipFMC PLC (United Kingdom)	236,964	6,196,609
TETRA Technologies, Inc.*	103,364	357,639
Tidewater, Inc.*	58,351	5,555,599
Valaris Ltd.*(a)	26,305	1,959,722
Weatherford International PLC (XNGS)*	41,070	5,029,021
Weatherford International PLC (XLON)*	31,040	3,800,848

		25,580,413

Entertainment — 0.1%
Vivid Seats, Inc. (Class A Stock)*(a)	237,526	1,365,775

Financial Services — 2.0%
AvidXchange Holdings, Inc.*(a)	123,157	1,485,273

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
Essent Group Ltd.	23,363	$1,312,767
Euronet Worldwide, Inc.*	17,550	1,816,425
Flywire Corp.*	204,231	3,347,346
Payoneer Global, Inc.*	372,450	2,063,373
Remitly Global, Inc.*	232,740	2,820,809
Shift4 Payments, Inc. (Class A Stock)*(a)	98,127	7,197,616
Walker & Dunlop, Inc.(a)	19,380	1,903,116

		21,946,725

Food Products — 1.7%
Freshpet, Inc.*	98,243	12,711,662
Oatly Group AB, ADR*(a)	519,201	488,049
Utz Brands, Inc.(a)	233,313	3,882,328
Vital Farms, Inc.*	32,629	1,526,058

		18,608,097

Ground Transportation — 1.0%
ArcBest Corp.	6,224	666,466
Knight-Swift Transportation Holdings, Inc.	68,008	3,394,959
RXO, Inc.*	67,271	1,759,137
Saia, Inc.*(a)	8,235	3,905,778
XPO, Inc.*	10,938	1,161,069

		10,887,409

Health Care Equipment & Supplies — 4.1%
Alphatec Holdings, Inc.*(a)	98,923	1,033,745
Artivion, Inc.*	22,172	568,712
AtriCure, Inc.*	16,517	376,092
CVRx, Inc.*(a)	47,470	569,165
Envista Holdings Corp.*	88,767	1,476,195
Fractyl Health, Inc.*(a)	68,129	290,911
Glaukos Corp.*	33,250	3,935,138
Haemonetics Corp.*	5,095	421,509
Inspire Medical Systems, Inc.*(a)	7,609	1,018,313
Integer Holdings Corp.*(a)	18,346	2,124,283
iRhythm Technologies, Inc.*	4,273	459,946
LivaNova PLC*	99,550	5,457,331
Merit Medical Systems, Inc.*	39,320	3,379,554
Orthofix Medical, Inc.*	65,081	862,974
Outset Medical, Inc.*(a)	102,866	396,034
PROCEPT BioRobotics Corp.*(a)	53,223	3,251,393
Pulmonx Corp.*	108,340	686,876
RxSight, Inc.*	40,584	2,441,939
SI-BONE, Inc.*	60,040	776,317
Tandem Diabetes Care, Inc.*	70,500	2,840,445
TransMedics Group, Inc.*(a)	76,331	11,496,975
UFP Technologies, Inc.*	7,162	1,889,837

		45,753,684

Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.*(a)	25,706	1,736,183
HealthEquity, Inc.*	71,901	6,197,866
NeoGenomics, Inc.*(a)	232,859	3,229,754
R1 RCM, Inc.*	102,396	1,286,094
RadNet, Inc.*	175,178	10,321,488

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Surgery Partners, Inc.*(a)	135,071	$3,213,339

		25,984,724

Health Care Technology — 0.5%
Certara, Inc.*	190,824	2,642,913
Definitive Healthcare Corp.*(a)	296,468	1,618,715
Schrodinger, Inc.*(a)	81,938	1,584,681

		5,846,309

Hotel & Resort REITs — 0.5%
Ryman Hospitality Properties, Inc.	55,006	5,492,899

Hotels, Restaurants & Leisure — 3.3%
BJ’s Restaurants, Inc.*	62,158	2,156,883
Bloomin’ Brands, Inc.(a)	73,772	1,418,636
Cava Group, Inc.*(a)	35,546	3,296,891
Churchill Downs, Inc.	28,852	4,027,739
Chuy’s Holdings, Inc.*	36,683	950,823
Dave & Buster’s Entertainment, Inc.*(a)	37,127	1,478,026
Dutch Bros, Inc. (Class A Stock)*	91,083	3,770,836
First Watch Restaurant Group, Inc.*(a)	97,600	1,713,856
Genius Sports Ltd. (United Kingdom)*	455,486	2,482,399
Jack in the Box, Inc.	18,941	964,855
Krispy Kreme, Inc.(a)	73,524	791,118
Light & Wonder, Inc.*	17,497	1,835,085
Portillo’s, Inc. (Class A Stock)*(a)	96,406	937,066
Sabre Corp.*	375,458	1,002,473
Shake Shack, Inc. (Class A Stock)*(a)	30,799	2,771,910
Sweetgreen, Inc. (Class A Stock)*	137,477	4,143,557
Wingstop, Inc.	6,820	2,882,541

		36,624,694

Household Durables — 1.3%
Installed Building Products, Inc.	5,154	1,060,075
Skyline Champion Corp.*	68,638	4,650,224
Sonos, Inc.*	179,860	2,654,734
TopBuild Corp.*(a)	15,609	6,013,679

		14,378,712

Industrial REITs — 0.4%
STAG Industrial, Inc.(a)	50,076	1,805,741
Terreno Realty Corp.(a)	47,469	2,809,215

		4,614,956

Insurance — 2.1%
Baldwin Insurance Group, Inc. (The) (Class A Stock)*(a)	150,309	5,331,460
Bowhead Specialty Holdings, Inc.*	44,573	1,129,480
HCI Group, Inc.(a)	24,138	2,224,799
Kemper Corp.	38,896	2,307,700
Kinsale Capital Group, Inc.	1,860	716,621
Oscar Health, Inc. (Class A Stock)*	73,108	1,156,569
Palomar Holdings, Inc.*	63,627	5,163,331
Skyward Specialty Insurance Group, Inc.*	127,866	4,626,192

		22,656,152

Interactive Media & Services — 0.3%
EverQuote, Inc. (Class A Stock)*	50,477	1,052,950

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
MediaAlpha, Inc. (Class A Stock)*	88,523	$1,165,848
QuinStreet, Inc.*	36,534	606,099

		2,824,897

IT Services — 0.9%
Couchbase, Inc.*	94,867	1,732,271
DigitalOcean Holdings, Inc.*(a)	43,253	1,503,042
Globant SA*	6,830	1,217,516
Thoughtworks Holding, Inc.*	384,659	1,092,431
Wix.com Ltd. (Israel)*	26,624	4,235,080

		9,780,340

Leisure Products — 0.3%
Brunswick Corp.	30,282	2,203,621
Funko, Inc. (Class A Stock)*(a)	125,336	1,223,280

		3,426,901

Life Sciences Tools & Services — 1.8%
Adaptive Biotechnologies Corp.*	237,483	859,688
Bio-Techne Corp.(a)	42,523	3,046,773
CryoPort, Inc.*	140,457	970,558
Gerresheimer AG (Germany)	20,172	2,167,748
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	90,114	645,216
MaxCyte, Inc.*(a)	34,835	136,553
Medpace Holdings, Inc.*	12,298	5,064,931
Oxford Nanopore Technologies PLC (United Kingdom)*	342,743	408,796
QIAGEN NV*	76,067	3,125,593
Quanterix Corp.*(a)	69,466	917,646
Repligen Corp.*(a)	7,313	921,877
Tempus AI, Inc.*	48,083	1,682,905

		19,948,284

Machinery — 2.9%
Atmus Filtration Technologies, Inc.*	57,820	1,664,060
Chart Industries, Inc.*(a)	66,344	9,576,093
Crane Co.(a)	49,421	7,165,056
Federal Signal Corp.	34,283	2,868,459
Flowserve Corp.	19,773	951,081
SPX Technologies, Inc.*	45,533	6,472,061
Terex Corp.	22,150	1,214,706
Watts Water Technologies, Inc. (Class A Stock)	13,430	2,462,659

		32,374,175

Marine Transportation — 0.1%
Kirby Corp.*	7,130	853,675

Metals & Mining — 1.5%
ATI, Inc.*	134,481	7,456,971
Carpenter Technology Corp.	50,196	5,500,478
Materion Corp.	15,050	1,627,357
Pan American Silver Corp. (Canada)(a)	118,409	2,353,971

		16,938,777

Oil, Gas & Consumable Fuels — 2.4%
Antero Resources Corp.*	74,353	2,426,138
Cameco Corp. (Canada)(a)	103,156	5,075,275

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Gulfport Energy Corp.*	18,341	$2,769,491
Matador Resources Co.	97,576	5,815,530
Northern Oil & Gas, Inc.(a)	52,618	1,955,811
Permian Resources Corp.	153,475	2,478,621
SM Energy Co.(a)	45,211	1,954,471
Uranium Energy Corp.*(a)	360,163	2,164,580
Viper Energy, Inc.	57,126	2,143,939

		26,783,856

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	27,605	2,272,720

Passenger Airlines — 0.1%
Sun Country Airlines Holdings, Inc.*	86,593	1,087,608

Personal Care Products — 1.1%
BellRing Brands, Inc.*	128,610	7,348,775
elf Beauty, Inc.*	24,783	5,222,274

		12,571,049

Pharmaceuticals — 1.3%
Arvinas, Inc.*	23,332	621,098
Collegium Pharmaceutical, Inc.*	104,004	3,348,929
Harmony Biosciences Holdings, Inc.*	36,716	1,107,722
Intra-Cellular Therapies, Inc.*	70,911	4,856,694
Longboard Pharmaceuticals, Inc.*	21,845	590,470
Optinose, Inc.*(a)	207,938	216,256
Structure Therapeutics, Inc., ADR*(a)	52,783	2,072,788
WaVe Life Sciences Ltd.*	198,566	990,844

		13,804,801

Professional Services — 3.0%
CACI International, Inc. (Class A Stock)*(a)	12,062	5,188,228
ExlService Holdings, Inc.*	83,688	2,624,456
First Advantage Corp.(a)	120,918	1,943,152
Jacobs Solutions, Inc.	28,610	3,997,103
KBR, Inc.	60,815	3,900,674
Korn Ferry	18,242	1,224,768
Maximus, Inc.	20,140	1,725,998
NV5 Global, Inc.*	28,414	2,641,650
Parsons Corp.*	21,843	1,786,976
TriNet Group, Inc.	45,438	4,543,800
UL Solutions, Inc. (Class A Stock)(a)	91,807	3,873,337

		33,450,142

Real Estate Management & Development — 0.3%
Corp. Inmobiliaria Vesta SAB de CV (Mexico), ADR	43,331	1,299,497
DigitalBridge Group, Inc.	117,198	1,605,612

		2,905,109

Semiconductors & Semiconductor Equipment — 7.2%
Allegro MicroSystems, Inc. (Japan)*	68,064	1,922,127
Amkor Technology, Inc.	57,340	2,294,747
Astera Labs, Inc.*(a)	6,356	384,602
Camtek Ltd. (Israel)(a)	53,011	6,639,098
Credo Technology Group Holding Ltd.*	317,548	10,142,483
FormFactor, Inc.*	132,697	8,032,149
Impinj, Inc.*(a)	39,270	6,156,358

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
indie Semiconductor, Inc. (China) (Class A Stock)*(a)	225,095	$1,388,836
Kulicke & Soffa Industries, Inc. (Singapore)	42,326	2,082,016
MACOM Technology Solutions Holdings, Inc.*(a)	54,867	6,116,024
Nova Ltd. (Israel)*	13,366	3,134,728
Onto Innovation, Inc.*(a)	60,078	13,190,726
PDF Solutions, Inc.*	88,789	3,230,144
Rambus, Inc.*	58,580	3,442,161
Semtech Corp.*	87,343	2,609,809
SkyWater Technology, Inc.*(a)	110,895	848,347
Synaptics, Inc.*	19,064	1,681,445
Universal Display Corp.	19,325	4,063,081
Veeco Instruments, Inc.*	40,947	1,912,634

		79,271,515

Software — 10.7%
Agilysys, Inc.*	20,923	2,178,921
Alkami Technology, Inc.*	107,564	3,063,423
Altair Engineering, Inc. (Class A Stock)*(a)	49,606	4,865,356
Appfolio, Inc. (Class A Stock)*	28,464	6,961,440
Box, Inc. (Class A Stock)*(a)	63,575	1,680,923
Braze, Inc. (Class A Stock)*	90,924	3,531,488
CCC Intelligent Solutions Holdings, Inc.*(a)	276,692	3,074,048
Clear Secure, Inc. (Class A Stock)	21,465	401,610
Confluent, Inc. (Class A Stock)*(a)	138,250	4,082,523
CyberArk Software Ltd.*	33,210	9,080,278
DoubleVerify Holdings, Inc.*	193,447	3,766,413
Elastic NV*(a)	43,881	4,998,485
Five9, Inc.*	115,629	5,099,239
Gitlab, Inc. (Class A Stock)*	65,144	3,238,960
Guidewire Software, Inc.*(a)	27,346	3,770,740
InterDigital, Inc.(a)	11,480	1,338,109
JFrog Ltd. (Israel)*(a)	36,390	1,366,445
Kinaxis, Inc. (Canada)*	23,562	2,717,109
Life360, Inc.*	18,434	597,077
Monday.com Ltd.*	13,636	3,283,003
Nutanix, Inc. (Class A Stock)*	54,413	3,093,379
PagerDuty, Inc.*(a)	62,797	1,439,935
Procore Technologies, Inc.*(a)	39,981	2,651,140
Q2 Holdings, Inc.*(a)	143,791	8,674,911
Rapid7, Inc.*	39,144	1,692,195
Rubrik, Inc. (Class A Stock)*	36,800	1,128,288
SentinelOne, Inc. (Class A Stock)*	112,613	2,370,504
Smartsheet, Inc. (Class A Stock)*	28,320	1,248,346
Sprout Social, Inc. (Class A Stock)*(a)	117,735	4,200,785
Tenable Holdings, Inc.*(a)	77,080	3,359,146
Varonis Systems, Inc.*	239,450	11,486,416
Vertex, Inc. (Class A Stock)*(a)	37,945	1,367,917
Zeta Global Holdings Corp. (Class A Stock)*(a)	311,144	5,491,692
Zuora, Inc. (Class A Stock)*(a)	129,205	1,283,006

		118,583,250

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail — 1.8%
Abercrombie & Fitch Co. (Class A Stock)*	11,848	$2,107,048
American Eagle Outfitters, Inc.(a)	196,680	3,925,733
Arhaus, Inc.(a)	138,225	2,341,531
Carvana Co.*(a)	22,766	2,930,440
Chewy, Inc. (Class A Stock)*	33,586	914,883
Five Below, Inc.*	16,062	1,750,276
National Vision Holdings, Inc.*	88,368	1,156,737
RH*(a)	11,650	2,847,726
Wayfair, Inc. (Class A Stock)*(a)	28,000	1,476,440

		19,450,814

Technology Hardware, Storage & Peripherals — 0.9%
Corsair Gaming, Inc.*	136,382	1,505,658
Pure Storage, Inc. (Class A Stock)*	68,806	4,418,033
Super Micro Computer, Inc.*(a)	4,452	3,647,746

		9,571,437

Textiles, Apparel & Luxury Goods — 0.7%
Skechers USA, Inc. (Class A Stock)*	47,606	3,290,527
Tapestry, Inc.(a)	32,723	1,400,217
Under Armour, Inc. (Class C Stock)*	525,910	3,434,192

		8,124,936

Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc.	25,801	5,005,394
Beacon Roofing Supply, Inc.*	18,449	1,669,634
Boise Cascade Co.(a)	18,190	2,168,612
Core & Main, Inc. (Class A Stock)*	32,602	1,595,542
FTAI Aviation Ltd.(a)	147,692	15,246,245

		25,685,427

TOTAL COMMON STOCKS (cost $895,258,756)		1,047,480,121

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.0%
iShares Russell 2000 Growth ETF	73,664	19,339,010
Vanguard Small-Cap Growth ETF	54,032	13,515,024

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $33,676,112)		32,854,034

	Units
WARRANTS* — 0.0%
Pharmaceuticals
Optinose, Inc., expiring 11/23/27	66,494	1

(cost $665)

TOTAL LONG-TERM INVESTMENTS (cost $928,935,533)		1,080,334,156

	Shares

SHORT-TERM INVESTMENTS — 24.3%
AFFILIATED MUTUAL FUNDS — 23.4%
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	5,810,140	5,810,140

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $252,807,924; includes $251,717,406 of cash collateral for securities on loan)(b)(wb)		252,945,092	$252,793,325

TOTAL AFFILIATED MUTUAL FUNDS (cost $258,618,064)			258,603,465

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.7%
Federal Home Loan Bank 5.165%	07/01/24	8,287	8,283,354

(cost $8,287,000)

		Shares
UNAFFILIATED FUND — 0.2%
BlackRock Liquidity FedFund (7-day effective yield 5.208%) (Institutional Shares)		1,960,878	1,960,878

(cost $1,960,878)
TOTAL SHORT-TERM INVESTMENTS (cost $268,865,942)			268,847,697

TOTAL INVESTMENTS—122.2% (cost $1,197,801,475)			1,349,181,853
Liabilities in excess of other assets — (22.2)%			(245,317,359)

NET ASSETS — 100.0%			$1,103,864,494

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $246,685,098; cash collateral of $251,717,406 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$37,238,673	$—	$—
Air Freight & Logistics	1,613,122	—	—
Automobile Components	15,877,152	—	—
Banks	11,414,683	—	—
Beverages	4,050,512	—	—
Biotechnology	121,827,637	—	—
Broadline Retail	9,163,565	—	—
Building Products	19,589,245	—	—
Capital Markets	16,223,961	—	—
Chemicals	5,936,817	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Commercial Services & Supplies	$25,617,918	$—	$—
Communications Equipment	1,465,944	—	—
Construction & Engineering	18,298,884	—	—
Construction Materials	9,561,147	—	—
Consumer Finance	4,014,635	—	—
Consumer Staples Distribution & Retail	9,818,241	—	—
Containers & Packaging	3,086,281	—	—
Diversified Consumer Services	8,489,718	—	—
Diversified Telecommunication Services	1,322,615	—	—
Electrical Equipment	10,551,704	—	—
Electronic Equipment, Instruments & Components	32,867,405	—	—
Energy Equipment & Services	25,580,413	—	—
Entertainment	1,365,775	—	—
Financial Services	21,946,725	—	—
Food Products	18,608,097	—	—
Ground Transportation	10,887,409	—	—
Health Care Equipment & Supplies	45,753,684	—	—
Health Care Providers & Services	25,984,724	—	—
Health Care Technology	5,846,309	—	—
Hotel & Resort REITs	5,492,899	—	—
Hotels, Restaurants & Leisure	36,624,694	—	—
Household Durables	14,378,712	—	—
Industrial REITs	4,614,956	—	—
Insurance	22,656,152	—	—
Interactive Media & Services	2,824,897	—	—
IT Services	9,780,340	—	—
Leisure Products	3,426,901	—	—
Life Sciences Tools & Services	17,371,740	2,576,544	—
Machinery	32,374,175	—	—
Marine Transportation	853,675	—	—
Metals & Mining	16,938,777	—	—
Oil, Gas & Consumable Fuels	26,783,856	—	—
Paper & Forest Products	2,272,720	—	—
Passenger Airlines	1,087,608	—	—
Personal Care Products	12,571,049	—	—
Pharmaceuticals	13,804,801	—	—
Professional Services	33,450,142	—	—
Real Estate Management & Development	2,905,109	—	—
Semiconductors & Semiconductor Equipment	79,271,515	—	—
Software	118,583,250	—	—
Specialty Retail	19,450,814	—	—
Technology Hardware, Storage & Peripherals	9,571,437	—	—
Textiles, Apparel & Luxury Goods	8,124,936	—	—
Trading Companies & Distributors	25,685,427	—	—
Unaffiliated Exchange-Traded Funds	32,854,034	—	—
Warrants
Pharmaceuticals	—	1	—
Short-Term Investments
Affiliated Mutual Funds	258,603,465	—	—
U.S. Government Agency Obligation	—	8,283,354	—
Unaffiliated Fund	1,960,878	—	—

Total	$1,338,321,954	$10,859,899	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Affiliated Mutual Funds (22.8% represents investments purchased with collateral from securities on loan)	23.4%
Biotechnology	11.0
Software	10.7
Semiconductors & Semiconductor Equipment	7.2
Health Care Equipment & Supplies	4.1
Aerospace & Defense	3.4
Hotels, Restaurants & Leisure	3.3
Professional Services	3.0
Electronic Equipment, Instruments & Components	3.0
Unaffiliated Exchange-Traded Funds	3.0
Machinery	2.9
Oil, Gas & Consumable Fuels	2.4
Health Care Providers & Services	2.4
Trading Companies & Distributors	2.3
Commercial Services & Supplies	2.3
Energy Equipment & Services	2.3
Insurance	2.1
Financial Services	2.0
Life Sciences Tools & Services	1.8
Building Products	1.8
Specialty Retail	1.8
Food Products	1.7
Construction & Engineering	1.7
Metals & Mining	1.5
Capital Markets	1.5
Automobile Components	1.4
Household Durables	1.3
Pharmaceuticals	1.3
Personal Care Products	1.1
Banks	1.0
Ground Transportation	1.0

Electrical Equipment	1.0%
Consumer Staples Distribution & Retail	0.9
IT Services	0.9
Technology Hardware, Storage & Peripherals	0.9
Construction Materials	0.9
Broadline Retail	0.8
Diversified Consumer Services	0.8
U.S. Government Agency Obligation	0.7
Textiles, Apparel & Luxury Goods	0.7
Chemicals	0.5
Health Care Technology	0.5
Hotel & Resort REITs	0.5
Industrial REITs	0.4
Beverages	0.4
Consumer Finance	0.4
Leisure Products	0.3
Containers & Packaging	0.3
Real Estate Management & Development	0.3
Interactive Media & Services	0.3
Paper & Forest Products	0.2
Unaffiliated Fund	0.2
Air Freight & Logistics	0.1
Communications Equipment	0.1
Entertainment	0.1
Diversified Telecommunication Services	0.1
Passenger Airlines	0.1
Marine Transportation	0.1

122.2
Liabilities in excess of other assets	(22.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$246,685,098	$(246,685,098)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $246,685,098:
Unaffiliated investments (cost $939,183,411)	$1,090,578,388
Affiliated investments (cost $258,618,064)	258,603,465
Foreign currency, at value (cost $60)	60
Receivable for investments sold	21,450,226
Receivable for Portfolio shares sold	954,849
Dividends and interest receivable	360,114
Tax reclaim receivable	31,301
Receivable from affiliate	155
Prepaid expenses	1,839

Total Assets	1,371,980,397

LIABILITIES
Payable to broker for collateral for securities on loan	251,717,406
Payable for investments purchased	10,701,183
Payable for Portfolio shares purchased	3,980,264
Accrued expenses and other liabilities	1,228,873
Management fee payable	425,779
Distribution fee payable	44,941
Payable to affiliate	16,750
Affiliated transfer agent fee payable	707

Total Liabilities	268,115,903

NET ASSETS	$1,103,864,494

Net assets were comprised of:
Partners’ Equity	$1,103,864,494

Net asset value and redemption price per share, $1,103,864,494 / 14,653,035 outstanding shares of beneficial interest	$75.33

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $38,574 foreign withholding tax, of which $1,114 is reimbursable by an affiliate)	$2,490,912
Income from securities lending, net (including affiliated income of $269,861)	324,757
Affiliated dividend income	202,624
Interest income	176,140

Total income	3,194,433

EXPENSES
Management fee	4,030,473
Distribution fee	1,406,903
Custodian and accounting fees	111,227
Audit fee	19,371
Trustees’ fees	12,927
Professional fees	12,925
Shareholders’ reports	6,305
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	24,476

Total expenses	5,629,102
Less: Fee waiver and/or expense reimbursement	(113,245)

Net expenses	5,515,857

NET INVESTMENT INCOME (LOSS)	(2,321,424)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(43,283))	77,825,977
Foreign currency transactions	(486)

77,825,491

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(20,699))	10,003,806
Foreign currencies	(401)

10,003,405

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	87,828,896

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,507,472

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(2,321,424)	$(3,632,240)
Net realized gain (loss) on investment and foreign currency transactions	77,825,491	7,697,177
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,003,405	165,018,298

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	85,507,472	169,083,235

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [378,277 and 2,519,917 shares, respectively]	27,097,306	161,439,263
Portfolio shares purchased [2,058,458 and 3,864,094 shares, respectively]	(148,665,490)	(244,194,894)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(121,568,184)	(82,755,631)

TOTAL INCREASE (DECREASE)	(36,060,712)	86,327,604
NET ASSETS:
Beginning of period	1,139,925,206	1,053,597,602

End of period	$1,103,864,494	$1,139,925,206

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$69.79		$59.60	$82.29	$78.72	$53.05	$40.78

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.15)		(0.21)	(0.23)	(0.54)	(0.26)	(0.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.69		10.40	(22.46)	4.11	25.93	12.41

Total from investment operations	5.54		10.19	(22.69)	3.57	25.67	12.27

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$75.33		$69.79	$59.60	$82.29	$78.72	$53.05

Total Return(d)	7.88%		17.10%	(27.57)%	4.54%	48.39%	30.12	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,104		$1,140	$1,054	$934	$1,012	$863
Average net assets (in millions)	$1,132		$1,091	$821	$1,004	$793	$836
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.98	%(g)	0.98%	0.99%	0.99%	1.00%	0.99%
Expenses before waivers and/or expense reimbursement	1.00	%(g)	1.00%	1.01%	0.99%	1.00%	0.99%
Net investment income (loss)	(0.41	)%(g)	(0.33)%	(0.36)%	(0.65)%	(0.45)%	(0.28)%
Portfolio turnover rate(h)	38%		92%	88%	44%	97%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 94.7%
Aerospace & Defense — 0.9%
AAR Corp.*	20,849	$1,515,723
AerSale Corp.*	88,700	613,804
Archer Aviation, Inc. (Class A Stock)*(a)	21,951	77,268
Kratos Defense & Security Solutions, Inc.*(a)	75,622	1,513,196
Mercury Systems, Inc.*	22,086	596,101
Moog, Inc. (Class A Stock)	11,124	1,861,045
National Presto Industries, Inc.	5,400	405,702
V2X, Inc.*	53,572	2,569,313

		9,152,152

Air Freight & Logistics — 0.2%
Hub Group, Inc. (Class A Stock)	30,713	1,322,195
Radiant Logistics, Inc.*	45,976	261,603

		1,583,798

Automobile Components — 1.4%
Adient PLC*	102,153	2,524,201
Fox Factory Holding Corp.*	3,400	163,846
Goodyear Tire & Rubber Co. (The)*(a)	268,369	3,045,988
Modine Manufacturing Co.*(a)	17,724	1,775,767
Patrick Industries, Inc.(a)	12,380	1,343,849
Phinia, Inc.	110,061	4,332,001

		13,185,652

Banks — 14.6%
1st Source Corp.	8,443	452,714
Amalgamated Financial Corp.	29,256	801,614
Ameris Bancorp	96,458	4,856,660
Arrow Financial Corp.	8,100	211,005
Associated Banc-Corp.(a)	51,556	1,090,409
Atlantic Union Bankshares Corp.(a)	55,856	1,834,870
Axos Financial, Inc.*	7,799	445,713
Banc of California, Inc.(a)	263,167	3,363,274
Bank of Marin Bancorp	25,300	409,607
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	62,199	2,184,429
BankUnited, Inc.	47,158	1,380,315
Banner Corp.	56,861	2,822,580
BayCom Corp.	11,500	234,025
BCB Bancorp, Inc.	16,800	178,584
Berkshire Hills Bancorp, Inc.	17,500	399,000
BOK Financial Corp.	5,100	467,364
Bridgewater Bancshares, Inc.*	20,569	238,806
Brookline Bancorp, Inc.	111,391	930,115
Business First Bancshares, Inc.	25,836	562,191
Byline Bancorp, Inc.	24,545	582,698
Cambridge Bancorp	9,500	655,500
Camden National Corp.(a)	14,200	468,600
Capital City Bank Group, Inc.	3,063	87,112
Capitol Federal Financial, Inc.	114,073	626,261
Cathay General Bancorp	11,600	437,552
Central Pacific Financial Corp.	45,876	972,571
Civista Bancshares, Inc.	12,200	188,978
CNB Financial Corp.	19,896	406,077
Columbia Banking System, Inc.	22,500	447,525

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Community Financial System, Inc.	31,459	$1,485,179
Community Trust Bancorp, Inc.	15,368	670,967
ConnectOne Bancorp, Inc.	170,449	3,219,782
CrossFirst Bankshares, Inc.*	41,045	575,451
Customers Bancorp, Inc.*	21,486	1,030,898
CVB Financial Corp.(a)	79,426	1,369,304
Dime Community Bancshares, Inc.	62,340	1,271,736
Eagle Bancorp, Inc.	45,500	859,950
Eastern Bankshares, Inc.(a)	230,446	3,221,635
Enterprise Financial Services Corp.	44,663	1,827,163
Equity Bancshares, Inc. (Class A Stock)	25,427	895,030
FB Financial Corp.	45,305	1,768,254
Financial Institutions, Inc.	12,500	241,500
First BanCorp. (Puerto Rico)	115,338	2,109,532
First Bancshares, Inc. (The)	30,762	799,197
First Busey Corp.	8,800	213,048
First Business Financial Services, Inc.	7,800	288,522
First Commonwealth Financial Corp.	21,706	299,760
First Financial Bankshares, Inc.(a)	37,377	1,103,743
First Financial Corp.	32,353	1,193,179
First Foundation, Inc.	69,700	456,535
First Hawaiian, Inc.	38,500	799,260
First Internet Bancorp	13,700	370,174
First Interstate BancSystem, Inc. (Class A Stock)	13,892	385,781
First Merchants Corp.	122,793	4,087,779
First Mid Bancshares, Inc.	10,513	345,667
First of Long Island Corp. (The)	34,300	343,686
Flushing Financial Corp.	45,600	599,640
FS Bancorp, Inc.	7,800	284,310
Glacier Bancorp, Inc.(a)	48,075	1,794,159
Great Southern Bancorp, Inc.	5,200	289,172
Hancock Whitney Corp.	44,083	2,108,490
Hanmi Financial Corp.	79,366	1,327,000
Heartland Financial USA, Inc.	14,392	639,724
Heritage Commerce Corp.	240,063	2,088,548
Heritage Financial Corp.	20,400	367,812
Hilltop Holdings, Inc.	41,260	1,290,613
Home Bancorp, Inc.	5,700	228,057
Home BancShares, Inc.	156,411	3,747,608
HomeTrust Bancshares, Inc.	8,122	243,904
Hope Bancorp, Inc.	182,590	1,961,017
Horizon Bancorp, Inc.	50,200	620,974
Independent Bank Corp.	17,400	469,800
Independent Bank Group, Inc.	4,200	191,184
Investar Holding Corp.	17,500	269,500
Kearny Financial Corp.	73,500	452,025
Live Oak Bancshares, Inc.	11,088	388,745
Mercantile Bank Corp.	8,488	344,358
Mid Penn Bancorp, Inc.	3,272	71,820
Midland States Bancorp, Inc.	5,433	123,058
MidWestOne Financial Group, Inc.	10,300	231,647
MVB Financial Corp.	2,409	44,904
National Bank Holdings Corp. (Class A Stock)	11,064	432,049
NBT Bancorp, Inc.	32,174	1,241,916
Northeast Bank	15,104	919,229
Northeast Community Bancorp, Inc.	14,094	251,155

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Northfield Bancorp, Inc.	66,200	$627,576
Northrim BanCorp, Inc.	8,100	466,884
OceanFirst Financial Corp.	288,120	4,578,227
OFG Bancorp (Puerto Rico)	48,306	1,809,060
Old National Bancorp(a)	225,306	3,873,010
Old Second Bancorp, Inc.	69,322	1,026,659
Origin Bancorp, Inc.	41,295	1,309,877
Orrstown Financial Services, Inc.	4,056	110,972
Pacific Premier Bancorp, Inc.	97,190	2,232,454
Parke Bancorp, Inc.	5,200	90,480
Pathward Financial, Inc.	24,242	1,371,370
PCB Bancorp.	16,300	265,364
Peapack-Gladstone Financial Corp.	64,409	1,458,864
Pinnacle Financial Partners, Inc.(a)	37,637	3,012,466
Popular, Inc. (Puerto Rico)	24,888	2,200,846
Preferred Bank(a)	37,141	2,803,774
Premier Financial Corp.	55,036	1,126,037
Primis Financial Corp.	25,400	266,192
Provident Financial Services, Inc.	56,321	808,206
QCR Holdings, Inc.	20,801	1,248,060
RBB Bancorp.	8,700	163,647
S&T Bancorp, Inc.	26,527	885,737
Sandy Spring Bancorp, Inc.(a)	37,300	908,628
Seacoast Banking Corp. of Florida	6,661	157,466
Shore Bancshares, Inc.	19,092	218,603
Sierra Bancorp.	14,740	329,881
Simmons First National Corp. (Class A Stock)	44,700	785,826
SmartFinancial, Inc.	3,165	74,916
South Plains Financial, Inc.	4,214	113,778
Southern First Bancshares, Inc.*	8,483	248,043
Southside Bancshares, Inc.	6,430	177,532
SouthState Corp.(a)	56,940	4,351,355
Stock Yards Bancorp, Inc.	22,299	1,107,591
Synovus Financial Corp.	22,100	888,199
Territorial Bancorp, Inc.	17,000	137,700
Texas Capital Bancshares, Inc.*	7,044	430,670
Tompkins Financial Corp.	9,200	449,880
Towne Bank	22,409	611,093
TriCo Bancshares	59,667	2,361,023
TrustCo Bank Corp.	22,500	647,325
UMB Financial Corp.	8,167	681,291
United Bankshares, Inc.	15,801	512,584
Unity Bancorp, Inc.	3,929	116,181
Univest Financial Corp.	30,700	700,881
Valley National Bancorp(a)	288,121	2,011,085
Veritex Holdings, Inc.	62,454	1,317,155
WaFd, Inc.	29,177	833,879
Washington Trust Bancorp, Inc.	22,600	619,466
WesBanco, Inc.	8,063	225,038
Western Alliance Bancorp	38,028	2,388,919
Wintrust Financial Corp.(a)	44,194	4,355,761
WSFS Financial Corp.	10,012	470,564
Zions Bancorp NA	19,400	841,378

		142,800,732

Beverages — 0.3%
Duckhorn Portfolio, Inc. (The)*	99,700	707,870

	Shares	Value
COMMON STOCKS (continued)
Beverages (cont’d.)
Primo Water Corp.	108,682	$2,375,789

		3,083,659

Biotechnology — 2.0%
ACELYRIN, Inc.*	76,338	336,651
Agios Pharmaceuticals, Inc.*(a)	10,090	435,081
Akero Therapeutics, Inc.*	20,533	481,704
Alkermes PLC*	22,959	553,312
Aurinia Pharmaceuticals, Inc. (Canada)*	45,185	258,006
Avidity Biosciences, Inc.*	6,972	284,806
Beam Therapeutics, Inc.*	34,202	801,353
Biohaven Ltd.*	1,104	38,320
Bridgebio Pharma, Inc.*	10,818	274,020
Cabaletta Bio, Inc.*(a)	78,867	589,925
Catalyst Pharmaceuticals, Inc.*	58,695	909,186
Celldex Therapeutics, Inc.*	7,909	292,712
CG oncology, Inc.*	8,080	255,086
Crinetics Pharmaceuticals, Inc.*	5,656	253,332
Cytokinetics, Inc.*	38,807	2,102,563
Denali Therapeutics, Inc.*	11,126	258,346
Enanta Pharmaceuticals, Inc.*	6,586	85,420
Erasca, Inc.*	229,560	541,762
Fate Therapeutics, Inc.*(a)	115,353	378,358
Geron Corp.*(a)	42,064	178,351
Halozyme Therapeutics, Inc.*	20,649	1,081,182
Intellia Therapeutics, Inc.*(a)	42,309	946,875
Ironwood Pharmaceuticals, Inc.*	44,184	288,080
Madrigal Pharmaceuticals, Inc.*	1,036	290,246
Myriad Genetics, Inc.*	100,442	2,456,811
Prothena Corp. PLC (Ireland)*	16,732	345,348
Relay Therapeutics, Inc.*	51,614	336,523
REVOLUTION Medicines, Inc.*(a)	11,563	448,760
Syndax Pharmaceuticals, Inc.*	49,642	1,019,150
Travere Therapeutics, Inc.*	47,330	389,053
Ultragenyx Pharmaceutical, Inc.*	8,864	364,310
Veracyte, Inc.*(a)	75,069	1,626,745
Verve Therapeutics, Inc.*	16,092	78,529
Vir Biotechnology, Inc.*	70,445	626,961
Zentalis Pharmaceuticals, Inc.*	52,214	213,555

		19,820,422

Broadline Retail — 0.1%
Ollie’s Bargain Outlet Holdings, Inc.*	5,010	491,832
Savers Value Village, Inc.*(a)	24,417	298,864

		790,696

Building Products — 1.7%
Armstrong World Industries, Inc.	5,100	577,524
AZZ, Inc.(a)	40,324	3,115,029
Gibraltar Industries, Inc.*	4,334	297,096
Griffon Corp.	52,925	3,379,790
Insteel Industries, Inc.	20,900	647,064
Janus International Group, Inc.*(a)	165,248	2,087,082
JELD-WEN Holding, Inc.*	22,500	303,075
Masterbrand, Inc.*	108,505	1,592,853
Quanex Building Products Corp.(a)	10,958	302,989
Resideo Technologies, Inc.*	75,967	1,485,915

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Building Products (cont’d.)
UFP Industries, Inc.	17,373	$1,945,776
Zurn Elkay Water Solutions Corp.	35,624	1,047,346

		16,781,539

Capital Markets — 2.5%
BGC Group, Inc. (Class A Stock)	285,067	2,366,056
Blue Owl Capital Corp.(a)	55,802	857,119
Diamond Hill Investment Group, Inc.	2,500	351,875
Evercore, Inc. (Class A Stock)	23,176	4,830,574
Federated Hermes, Inc.(a)	24,200	795,696
Golub Capital BDC, Inc.	53,812	845,387
Janus Henderson Group PLC	25,300	852,863
Marex Group PLC (United Kingdom)*(a)	33,256	665,120
Open Lending Corp.*	75,410	420,788
Perella Weinberg Partners(a)	148,009	2,405,146
Piper Sandler Cos.	8,818	2,029,639
PJT Partners, Inc. (Class A Stock)(a)	9,374	1,011,548
Stifel Financial Corp.(a)	19,629	1,651,780
StoneX Group, Inc.*	23,289	1,753,895
Victory Capital Holdings, Inc. (Class A Stock)	11,928	569,323
Virtu Financial, Inc. (Class A Stock)	37,000	830,650
Virtus Investment Partners, Inc.	8,150	1,840,677

		24,078,136

Chemicals — 2.1%
AdvanSix, Inc.	20,400	467,568
Alto Ingredients, Inc.*	188,500	272,382
Arcadium Lithium PLC (United Kingdom)*	143,612	482,536
Ashland, Inc.	35,019	3,308,945
Avient Corp.	48,975	2,137,759
Cabot Corp.	4,300	395,127
Core Molding Technologies, Inc.*	12,000	191,280
Ecovyst, Inc.*	312,305	2,801,376
Element Solutions, Inc.	40,538	1,099,391
HB Fuller Co.	17,138	1,318,940
Ingevity Corp.*	16,500	721,215
Innospec, Inc.	10,293	1,272,112
Methanex Corp. (Canada)	23,815	1,149,312
Minerals Technologies, Inc.	21,768	1,810,227
Orion SA (Germany)	36,658	804,277
Perimeter Solutions SA*	18,234	142,772
Tronox Holdings PLC(a)	105,848	1,660,755

		20,035,974

Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	56,925	2,878,697
ACCO Brands Corp.	21,914	102,996
Brady Corp. (Class A Stock)	26,375	1,741,278
BrightView Holdings, Inc.*(a)	87,046	1,157,712
Brink’s Co. (The)	58,148	5,954,355
CoreCivic, Inc.*	129,722	1,683,792
Ennis, Inc.	20,300	444,367
GEO Group, Inc. (The)*	18,698	268,503
Healthcare Services Group, Inc.*	113,509	1,200,925
Interface, Inc.	38,600	566,648

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Quad/Graphics, Inc.(a)	36,500	$198,925
UniFirst Corp.	1,300	222,989
Viad Corp.*	14,053	477,802

		16,898,989

Communications Equipment — 0.3%
Aviat Networks, Inc.*	36,268	1,040,529
Clearfield, Inc.*	33,759	1,301,747
NETGEAR, Inc.*	44,512	681,034

		3,023,310

Construction & Engineering — 1.7%
API Group Corp.*	32,128	1,208,977
Arcosa, Inc.	49,047	4,091,010
Comfort Systems USA, Inc.	4,774	1,451,869
Granite Construction, Inc.(a)	50,722	3,143,242
MYR Group, Inc.*(a)	8,664	1,175,792
Primoris Services Corp.	55,246	2,756,223
Sterling Infrastructure, Inc.*	7,552	893,704
Tutor Perini Corp.*	27,200	592,416
Valmont Industries, Inc.	4,612	1,265,763

		16,578,996

Construction Materials — 0.4%
Knife River Corp.*	28,589	2,005,232
Summit Materials, Inc. (Class A Stock)* .	49,539	1,813,623

		3,818,855

Consumer Finance — 1.5%
Bread Financial Holdings, Inc.	19,600	873,376
Encore Capital Group, Inc.*	33,919	1,415,440
Enova International, Inc.*	22,869	1,423,595
FirstCash Holdings, Inc.	39,157	4,106,786
LendingClub Corp.*	54,436	460,529
Navient Corp.	48,800	710,528
SLM Corp.	290,243	6,034,152

		15,024,406

Consumer Staples Distribution & Retail — 0.2%
Andersons, Inc. (The)	27,764	1,377,095
Sprouts Farmers Market, Inc.*(a)	10,638	889,975

		2,267,070

Containers & Packaging — 0.4%
Greif, Inc. (Class A Stock)	24,199	1,390,717
Myers Industries, Inc.	26,000	347,880
O-I Glass, Inc.*	85,019	946,261
Silgan Holdings, Inc.	9,800	414,834
TriMas Corp.	24,000	613,440

		3,713,132

Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.*	32,980	2,249,566
Frontdoor, Inc.*	54,030	1,825,674
Graham Holdings Co. (Class B Stock)	600	419,730
Grand Canyon Education, Inc.*	9,149	1,280,036
Laureate Education, Inc. (Class A Stock)(a)	186,439	2,785,399

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services (cont’d.)
OneSpaWorld Holdings Ltd. (Bahamas)*	18,490	$284,191
Perdoceo Education Corp.(a)	78,666	1,685,026
Stride, Inc.*(a)	5,260	370,830

		10,900,452

Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	16,869	286,098
American Assets Trust, Inc.	16,823	376,499
Armada Hoffler Properties, Inc.	15,538	172,316
Broadstone Net Lease, Inc.	84,806	1,345,871
Empire State Realty Trust, Inc. (Class A Stock)(a)	144,520	1,355,598
Essential Properties Realty Trust, Inc.(a)	45,833	1,270,033

		4,806,415

Diversified Telecommunication Services — 0.2%
ATN International, Inc.	3,110	70,908
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	18,409	176,911
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	185,954	1,788,877

		2,036,696

Electric Utilities — 1.4%
ALLETE, Inc.	12,300	766,905
IDACORP, Inc.	26,700	2,487,105
MGE Energy, Inc.(a)	9,926	741,671
Otter Tail Corp.(a)	8,700	762,033
PNM Resources, Inc.	110,727	4,092,470
Portland General Electric Co.	119,972	5,187,589

		14,037,773

Electrical Equipment — 0.9%
Acuity Brands, Inc.(a)	7,142	1,724,364
Atkore, Inc.	12,585	1,698,094
EnerSys	29,648	3,069,161
Preformed Line Products Co.	1,400	174,356
Sensata Technologies Holding PLC	31,681	1,184,553
Thermon Group Holdings, Inc.*	26,800	824,368

		8,674,896

Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries, Inc.	9,145	994,610
Arrow Electronics, Inc.*	9,023	1,089,618
Avnet, Inc.	65,781	3,387,064
Belden, Inc.	20,356	1,909,393
Benchmark Electronics, Inc.	33,962	1,340,141
Coherent Corp.*	6,700	485,482
Crane NXT Co.(a)	13,000	798,460
CTS Corp.	16,272	823,851
Daktronics, Inc.*	69,952	975,830
ePlus, Inc.*	11,200	825,216
Insight Enterprises, Inc.*	8,065	1,599,773
IPG Photonics Corp.*	8,700	734,193
Itron, Inc.*	7,300	722,408
Kimball Electronics, Inc.*	29,000	637,420

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Knowles Corp.*	262,171	$4,525,071
Methode Electronics, Inc.	64,700	669,645
OSI Systems, Inc.*	18,726	2,575,200
Plexus Corp.*	7,216	744,547
Rogers Corp.*	8,777	1,058,594
Sanmina Corp.*	44,769	2,965,946
ScanSource, Inc.*	32,800	1,453,368
TTM Technologies, Inc.*	185,785	3,609,803
Vishay Intertechnology, Inc.(a)	36,900	822,870
Vontier Corp.(a)	19,300	737,260

		35,485,763

Energy Equipment & Services — 3.8%
Archrock, Inc.	60,251	1,218,275
Atlas Energy Solutions, Inc.	31,381	625,423
Cactus, Inc. (Class A Stock)(a)	31,910	1,682,933
ChampionX Corp.	67,754	2,250,110
Core Laboratories, Inc.(a)	26,300	533,627
Dril-Quip, Inc.*	29,400	546,840
Expro Group Holdings NV*	131,149	3,005,935
Forum Energy Technologies, Inc.*	10,400	175,344
Helix Energy Solutions Group, Inc.*	55,190	658,969
Helmerich & Payne, Inc.(a)	16,690	603,177
Kodiak Gas Services, Inc.	43,370	1,182,266
Liberty Energy, Inc.(a)	160,104	3,344,573
National Energy Services Reunited Corp.*	74,100	703,950
Newpark Resources, Inc.*(a)	168,754	1,402,346
Noble Corp. PLC(a)	80,957	3,614,730
Oil States International, Inc.*	50,272	223,208
Patterson-UTI Energy, Inc.	396,669	4,109,491
Precision Drilling Corp. (Canada)*	11,900	836,797
ProFrac Holding Corp. (Class A Stock)*(a)	28,400	210,444
ProPetro Holding Corp.*	59,000	511,530
Seadrill Ltd. (Norway)*	21,211	1,092,367
Select Water Solutions, Inc. (Class A Stock)(a)	185,999	1,990,189
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	75,500	647,790
Tidewater, Inc.*	24,369	2,320,172
Valaris Ltd.*	13,568	1,010,816
Weatherford International PLC*	22,621	2,769,941

		37,271,243

Entertainment — 0.2%
Liberty Media Corp.-Liberty Live (Class A Stock)*	20,994	787,485
Vivid Seats, Inc. (Class A Stock)*(a)	208,891	1,201,123

		1,988,608

Financial Services — 4.2%
Cannae Holdings, Inc.(a)	20,937	379,797
Enact Holdings, Inc.	90,616	2,778,287
Essent Group Ltd.	97,537	5,480,604
Euronet Worldwide, Inc.*	3,500	362,250
Federal Agricultural Mortgage Corp. (Class C Stock)	24,359	4,404,594

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
International Money Express, Inc.*	32,657	$680,572
Jackson Financial, Inc. (Class A Stock)(a)	16,966	1,259,895
Merchants Bancorp	48,412	1,962,623
MGIC Investment Corp.(a)	152,075	3,277,216
Mr. Cooper Group, Inc.*	59,061	4,797,525
NCR Atleos Corp.*	14,300	386,386
NMI Holdings, Inc.*	56,636	1,927,889
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	105,687	1,235,481
PennyMac Financial Services, Inc.	49,631	4,695,093
Radian Group, Inc.	74,037	2,302,551
Repay Holdings Corp.*	20,257	213,914
Shift4 Payments, Inc. (Class A Stock)*	4,985	365,650
StoneCo Ltd. (Brazil) (Class A Stock)*	23,815	285,542
Voya Financial, Inc.	19,855	1,412,683
Walker & Dunlop, Inc.(a)	24,302	2,386,456

		40,595,008

Food Products — 0.9%
B&G Foods, Inc.(a)	60,200	486,416
Cal-Maine Foods, Inc.	15,205	929,178
Dole PLC	79,966	978,784
Fresh Del Monte Produce, Inc.	14,090	307,867
Hain Celestial Group, Inc. (The)*	50,400	348,264
John B. Sanfilippo & Son, Inc.	3,688	358,363
Lancaster Colony Corp.	4,618	872,663
Nomad Foods Ltd. (United Kingdom)	77,628	1,279,309
Simply Good Foods Co. (The)*	55,726	2,013,380
Utz Brands, Inc.(a)	41,941	697,898
WK Kellogg Co.	18,800	309,448

		8,581,570

Gas Utilities — 1.1%
Chesapeake Utilities Corp.	14,511	1,541,068
New Jersey Resources Corp.(a)	38,669	1,652,713
Northwest Natural Holding Co.	38,359	1,385,144
ONE Gas, Inc.(a)	61,390	3,919,752
Southwest Gas Holdings, Inc.(a)	18,306	1,288,376
Spire, Inc.	22,321	1,355,554

		11,142,607

Ground Transportation — 0.3%
ArcBest Corp.	8,135	871,096
Heartland Express, Inc.	56,500	696,645
Marten Transport Ltd.	60,353	1,113,513
PAM Transportation Services, Inc.*	7,987	138,734

		2,819,988

Health Care Equipment & Supplies — 1.5%
Alphatec Holdings, Inc.*(a)	73,242	765,379
Embecta Corp.	13,200	165,000
Enovis Corp.*(a)	25,117	1,135,288
Globus Medical, Inc. (Class A Stock)*	16,171	1,107,552
Haemonetics Corp.*	21,391	1,769,677
Inari Medical, Inc.*	8,724	420,061
Inmode Ltd.*(a)	128,653	2,346,631
Integer Holdings Corp.*(a)	10,817	1,252,500

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Lantheus Holdings, Inc.*	27,884	$2,238,806
Merit Medical Systems, Inc.*	11,071	951,553
Omnicell, Inc.*	25,220	682,705
OraSure Technologies, Inc.*	66,417	282,936
QuidelOrtho Corp.*	20,634	685,462
Utah Medical Products, Inc.	2,600	173,706
Varex Imaging Corp.*	45,030	663,292
Zynex, Inc.*(a)	40,000	372,800

		15,013,348

Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.*(a)	16,491	1,113,802
Addus HomeCare Corp.*	21,682	2,517,497
AMN Healthcare Services, Inc.*(a)	36,204	1,854,731
NeoGenomics, Inc.*	181,375	2,515,671
Option Care Health, Inc.*	26,681	739,063
Pediatrix Medical Group, Inc.*	174,867	1,320,246
PetIQ, Inc.*	65,313	1,440,805
R1 RCM, Inc.*	102,146	1,282,954
Select Medical Holdings Corp.	19,200	673,152

		13,457,921

Health Care REITs — 0.2%
CareTrust REIT, Inc.	20,053	503,330
Community Healthcare Trust, Inc.	16,400	383,596
Sabra Health Care REIT, Inc.(a)	95,909	1,476,999

		2,363,925

Health Care Technology — 0.2%
Evolent Health, Inc. (Class A Stock)*	35,720	682,967
Health Catalyst, Inc.*	77,011	492,100
TruBridge, Inc.*	45,400	454,000

		1,629,067

Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc.	185,624	2,698,973
Chatham Lodging Trust	9,592	81,724
DiamondRock Hospitality Co.(a)	63,328	535,122
Park Hotels & Resorts, Inc.(a)	51,000	763,980
Pebblebrook Hotel Trust(a)	157,711	2,168,526
RLJ Lodging Trust	271,880	2,618,204
Ryman Hospitality Properties, Inc.	10,605	1,059,015
Xenia Hotels & Resorts, Inc.	50,354	721,573

		10,647,117

Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc.*	62,000	636,120
Bloomin’ Brands, Inc.	28,300	544,209
Bowlero Corp. (Class A Stock)(a)	148,852	2,156,865
Boyd Gaming Corp.	43,065	2,372,882
Brinker International, Inc.*	28,897	2,091,854
Dave & Buster’s Entertainment, Inc.*(a).	11,300	449,853
Denny’s Corp.*	53,300	378,430
Dine Brands Global, Inc.(a)	15,700	568,340
El Pollo Loco Holdings, Inc.*	68,285	772,303
Everi Holdings, Inc.*	134,346	1,128,506
First Watch Restaurant Group, Inc.*(a)	33,598	589,981
Hilton Grand Vacations, Inc.*(a)	15,300	618,579

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
International Game Technology PLC	64,259	$1,314,739
Krispy Kreme, Inc.	69,155	744,108
Light & Wonder, Inc.*	11,386	1,194,164
Lindblad Expeditions Holdings, Inc.*	18,106	174,723
Marriott Vacations Worldwide Corp.	8,500	742,220
Monarch Casino & Resort, Inc.	9,300	633,609
Six Flags Entertainment Corp.*(a)	9,700	321,458
Sweetgreen, Inc. (Class A Stock)*	23,015	693,672
Travel + Leisure Co.	50,515	2,272,165
United Parks & Resorts, Inc.*(a)	27,687	1,503,681
Wyndham Hotels & Resorts, Inc.	21,374	1,581,676

		23,484,137

Household Durables — 2.5%
Beazer Homes USA, Inc.*	39,980	1,098,650
Century Communities, Inc.	15,383	1,256,176
Green Brick Partners, Inc.*	15,314	876,573
Helen of Troy Ltd.*	2,221	205,976
Installed Building Products, Inc.	4,313	887,098
KB Home(a)	26,212	1,839,558
Landsea Homes Corp.*	6,257	57,502
La-Z-Boy, Inc.	45,302	1,688,859
Leggett & Platt, Inc.	34,900	399,954
M/I Homes, Inc.*	30,946	3,779,744
Meritage Homes Corp.	41,503	6,717,261
Taylor Morrison Home Corp.*	44,964	2,492,804
Tri Pointe Homes, Inc.*	77,034	2,869,516
Worthington Enterprises, Inc.	4,500	212,985

		24,382,656

Household Products — 0.1%
Central Garden & Pet Co.*(a)	10,000	385,000
Central Garden & Pet Co. (Class A Stock)*	6,641	219,352
Energizer Holdings, Inc.(a)	22,100	652,834

		1,257,186

Independent Power & Renewable Electricity Producers — 0.3%
Clearway Energy, Inc. (Class A Stock)	19,536	442,686
Clearway Energy, Inc. (Class C Stock)(a)	15,823	390,670
Ormat Technologies, Inc.	22,929	1,644,009
Talen Energy Corp.*	7,747	860,072

		3,337,437

Industrial REITs — 0.9%
First Industrial Realty Trust, Inc.	24,393	1,158,911
Innovative Industrial Properties, Inc.(a)	7,473	816,201
LXP Industrial Trust	178,441	1,627,382
Plymouth Industrial REIT, Inc.	35,468	758,306
STAG Industrial, Inc.	64,585	2,328,935
Terreno Realty Corp.(a)	40,189	2,378,385

		9,068,120

Insurance — 3.5%
Abacus Life, Inc.*	85,787	742,058
Ambac Financial Group, Inc.*	33,900	434,598
Assured Guaranty Ltd.	43,687	3,370,452

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Axis Capital Holdings Ltd.	52,701	$3,723,326
Baldwin Insurance Group, Inc. (The) (Class A Stock)*	32,077	1,137,771
Brighthouse Financial, Inc.*	12,400	537,416
CNO Financial Group, Inc.	119,337	3,308,022
Employers Holdings, Inc.	39,714	1,693,008
Enstar Group Ltd.*(a)	9,215	2,817,025
First American Financial Corp.	22,837	1,232,056
Genworth Financial, Inc. (Class A Stock)*	51,798	312,860
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	8,832	147,053
Hanover Insurance Group, Inc. (The)	17,483	2,193,067
Horace Mann Educators Corp.	23,300	760,046
Kemper Corp.	44,279	2,627,073
Lincoln National Corp.	12,200	379,420
Mercury General Corp.	6,900	366,666
Oscar Health, Inc. (Class A Stock)*	47,134	745,660
ProAssurance Corp.*	29,100	355,602
RLI Corp.(a)	2,929	412,081
Safety Insurance Group, Inc.	5,700	427,671
Selective Insurance Group, Inc.	3,634	340,978
SiriusPoint Ltd. (Bermuda)*	34,700	423,340
Skyward Specialty Insurance Group, Inc.*	52,988	1,917,106
Stewart Information Services Corp.	13,500	838,080
White Mountains Insurance Group Ltd.	1,879	3,414,988

		34,657,423

Interactive Media & Services — 0.3%
Bumble, Inc. (Class A Stock)*(a)	47,482	499,036
Cars.com, Inc.*	91,511	1,802,767
QuinStreet, Inc.*	8,577	142,292
TripAdvisor, Inc.*	49,072	873,972

		3,318,067

IT Services — 0.6%
ASGN, Inc.*	43,035	3,794,396
DXC Technology Co.*(a)	39,300	750,237
Hackett Group, Inc. (The)	31,083	675,122
Information Services Group, Inc.	63,120	185,573
Unisys Corp.*	138,014	569,998

		5,975,326

Leisure Products — 0.4%
JAKKS Pacific, Inc.*	32,174	576,236
Johnson Outdoors, Inc. (Class A Stock)	9,800	342,804
Peloton Interactive, Inc. (Class A Stock)*	38,041	128,579
Solo Brands, Inc. (Class A Stock)*(a)	230,253	524,977
Topgolf Callaway Brands Corp.*(a)	82,416	1,260,965
Vista Outdoor, Inc.*	24,300	914,895

		3,748,456

Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.*	94,229	341,109
Cytek Biosciences, Inc.*	60,357	336,792

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Fortrea Holdings, Inc.*	64,736	$1,510,938

		2,188,839

Machinery — 3.4%
AGCO Corp.	9,115	892,176
Albany International Corp. (Class A Stock)	4,600	388,470
Allison Transmission Holdings, Inc.	33,777	2,563,674
Atmus Filtration Technologies, Inc.*	58,254	1,676,550
Barnes Group, Inc.	52,840	2,188,104
Blue Bird Corp.*	40,352	2,172,955
Chart Industries, Inc.*(a)	7,703	1,111,851
Columbus McKinnon Corp.	35,885	1,239,468
Douglas Dynamics, Inc.	7,700	180,180
Enerpac Tool Group Corp.	11,500	439,070
Enpro, Inc.	14,308	2,082,816
Federal Signal Corp.	5,921	495,410
Flowserve Corp.	16,200	779,220
Gates Industrial Corp. PLC*(a)	255,002	4,031,582
Greenbrier Cos., Inc. (The)(a)	14,500	718,475
Hillenbrand, Inc.	19,100	764,382
Hillman Solutions Corp.*	76,240	674,724
Kennametal, Inc.	7,300	171,842
Lindsay Corp.	3,300	405,504
Miller Industries, Inc.	3,900	214,578
Mueller Industries, Inc.	51,233	2,917,207
Mueller Water Products, Inc. (Class A Stock)	32,400	580,608
REV Group, Inc.	70,664	1,758,827
SPX Technologies, Inc.*	10,811	1,536,676
Standex International Corp.(a)	9,930	1,600,220
Tennant Co.	2,400	236,256
Terex Corp.	14,704	806,367
Titan International, Inc.*	39,027	289,190
Wabash National Corp.(a)	27,000	589,680

		33,506,062

Marine Transportation — 0.3%
Costamare, Inc. (Monaco)	22,418	368,328
Matson, Inc.	13,812	1,808,958
Safe Bulkers, Inc. (Monaco)	39,326	228,877

		2,406,163

Media — 1.3%
AMC Networks, Inc. (Class A Stock)*(a)	23,809	229,995
Emerald Holding, Inc.*	35,178	200,163
Gray Television, Inc.	81,853	425,636
Integral Ad Science Holding Corp.*	20,523	199,483
John Wiley & Sons, Inc. (Class A Stock)	11,913	484,859
Magnite, Inc.*	167,473	2,225,716
Nexstar Media Group, Inc.	20,592	3,418,478
Stagwell, Inc.*	230,588	1,572,610
TEGNA, Inc.	267,983	3,735,683

		12,492,623

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining — 1.8%
Alpha Metallurgical Resources, Inc.	935	$262,296
Arch Resources, Inc.(a)	11,785	1,794,031
Carpenter Technology Corp.	9,523	1,043,530
Coeur Mining, Inc.*	34,763	195,368
Commercial Metals Co.(a)	112,565	6,189,949
Compass Minerals International, Inc.	44,600	460,718
Constellium SE*	105,616	1,990,862
Eldorado Gold Corp. (Turkey)*	84,752	1,253,482
Haynes International, Inc.	4,000	234,800
Hecla Mining Co.	138,664	672,520
Kaiser Aluminum Corp.(a)	8,900	782,310
Olympic Steel, Inc.	4,962	222,446
Ryerson Holding Corp.	14,795	288,502
SunCoke Energy, Inc.	23,905	234,269
Tredegar Corp.	73,102	350,159
Warrior Met Coal, Inc.	32,692	2,052,077

		18,027,319

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Apollo Commercial Real Estate Finance, Inc.(a)	38,400	375,936
Ares Commercial Real Estate Corp.(a)	57,500	382,375
BrightSpire Capital, Inc.	190,782	1,087,457
Dynex Capital, Inc.	13,212	157,751
Granite Point Mortgage Trust, Inc.	87,779	260,704
Great Ajax Corp.	51,508	183,884
KKR Real Estate Finance Trust, Inc.	22,569	204,249
Ladder Capital Corp.	263,317	2,972,849
MFA Financial, Inc.	58,872	626,398
PennyMac Mortgage Investment Trust(a)	80,661	1,109,089
Redwood Trust, Inc.(a)	206,913	1,342,865
TPG RE Finance Trust, Inc.	146,731	1,267,756

		9,971,313

Multi-Utilities — 0.5%
Avista Corp.	21,900	757,959
Black Hills Corp.	23,917	1,300,607
Northwestern Energy Group, Inc.	29,290	1,466,843
Unitil Corp.	28,532	1,477,672

		5,003,081

Office REITs — 0.6%
Brandywine Realty Trust	72,514	324,863
City Office REIT, Inc.	17,483	87,065
COPT Defense Properties	63,695	1,594,286
Cousins Properties, Inc.	44,175	1,022,651
Easterly Government Properties, Inc.(a)	9,936	122,908
Equity Commonwealth*	22,215	430,971
Hudson Pacific Properties, Inc.(a)	27,820	133,814
Kilroy Realty Corp.	31,915	994,791
Piedmont Office Realty Trust, Inc. (Class A Stock)	47,619	345,238
SL Green Realty Corp.(a)	19,513	1,105,216

		6,161,803

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 5.0%
Baytex Energy Corp. (Canada)(a)	237,189	$825,418
Berry Corp.	116,200	750,652
California Resources Corp.(a)	62,435	3,322,791
Chord Energy Corp.	2,779	465,983
Civitas Resources, Inc.(a)	22,443	1,548,567
CNX Resources Corp.*(a)	13,585	330,115
CONSOL Energy, Inc.	3,862	394,040
Crescent Energy Co. (Class A Stock)(a)	64,800	767,880
CVR Energy, Inc.(a)	21,391	572,637
Delek US Holdings, Inc.	3,136	77,647
DHT Holdings, Inc.	86,968	1,006,220
Dorian LPG Ltd.(a)	20,702	868,656
Equitrans Midstream Corp.	139,602	1,812,034
Gulfport Energy Corp.*	15,463	2,334,913
International Seaways, Inc.	19,445	1,149,783
Kinetik Holdings, Inc.	10,000	414,400
Kosmos Energy Ltd. (Ghana)*	300,388	1,664,150
Magnolia Oil & Gas Corp. (Class A Stock)(a)	5,703	144,514
Matador Resources Co.(a)	24,220	1,443,512
Murphy Oil Corp.	93,864	3,870,951
Northern Oil & Gas, Inc.(a)	19,100	709,947
Ovintiv, Inc.	16,035	751,560
Par Pacific Holdings, Inc.*	79,103	1,997,351
PBF Energy, Inc. (Class A Stock)	53,622	2,467,684
Peabody Energy Corp.	68,280	1,510,354
Permian Resources Corp.(a)	51,901	838,201
REX American Resources Corp.*	6,118	278,920
Scorpio Tankers, Inc. (Monaco)	19,129	1,554,996
SilverBow Resources, Inc.*	20,400	771,732
SM Energy Co.(a)	93,311	4,033,835
Talos Energy, Inc.*	69,000	838,350
Teekay Tankers Ltd. (Canada) (Class A Stock)	12,405	853,588
Uranium Energy Corp.*(a)	94,418	567,452
VAALCO Energy, Inc.	85,200	534,204
Vertex Energy, Inc.*(a)	132,600	125,267
Viper Energy, Inc.	90,394	3,392,487
Vital Energy, Inc.*	16,600	744,012
World Kinect Corp.	107,178	2,765,192

		48,499,995

Paper & Forest Products — 0.1%
Mercer International, Inc. (Germany)	41,800	356,972
Sylvamo Corp.	5,500	377,300

		734,272

Passenger Airlines — 0.3%
Alaska Air Group, Inc.*	14,300	577,720
Blade Air Mobility, Inc.*	25,087	87,303
JetBlue Airways Corp.*(a)	167,227	1,018,412
Joby Aviation, Inc.*(a)	36,153	184,380
SkyWest, Inc.*	14,778	1,212,831

		3,080,646

Personal Care Products — 0.6%
BellRing Brands, Inc.*	37,000	2,114,180

	Shares	Value
COMMON STOCKS (continued)
Personal Care Products (cont’d.)
Edgewell Personal Care Co.	50,613	$2,034,137
Herbalife Ltd.*(a)	70,200	729,378
Medifast, Inc.(a)	22,300	486,586
Nu Skin Enterprises, Inc. (Class A Stock)	33,200	349,928

		5,714,209

Pharmaceuticals — 0.6%
ANI Pharmaceuticals, Inc.*	14,298	910,497
Organon & Co.	42,060	870,642
Pacira BioSciences, Inc.*	54,824	1,568,515
Perrigo Co. PLC	30,595	785,679
Phibro Animal Health Corp. (Class A Stock)	21,000	352,170
Prestige Consumer Healthcare, Inc.*	7,592	522,709
SIGA Technologies, Inc.	53,324	404,729

		5,414,941

Professional Services — 2.0%
Alight, Inc. (Class A Stock)*	270,447	1,995,899
Barrett Business Services, Inc.	31,648	1,037,105
Concentrix Corp.(a)	30,209	1,911,626
First Advantage Corp.(a)	100,613	1,616,851
FTI Consulting, Inc.*	6,744	1,453,534
Heidrick & Struggles International, Inc.	17,706	559,155
Huron Consulting Group, Inc.*	16,305	1,606,043
ICF International, Inc.	8,716	1,293,977
Kelly Services, Inc. (Class A Stock)	39,668	849,292
Kforce, Inc.(a)	9,500	590,235
Korn Ferry	12,100	812,394
ManpowerGroup, Inc.	11,400	795,720
Maximus, Inc.	9,200	788,440
NV5 Global, Inc.*	2,713	252,228
Resources Connection, Inc.	55,500	612,720
Science Applications International Corp.(a)	15,588	1,832,369
TrueBlue, Inc.*	110,499	1,138,140
TTEC Holdings, Inc.	30,700	180,516
Verra Mobility Corp.*	14,900	405,280

		19,731,524

Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.*	71,813	237,701
Cushman & Wakefield PLC*	157,760	1,640,704
DigitalBridge Group, Inc.	24,491	335,527
Forestar Group, Inc.*	26,403	844,632
Newmark Group, Inc. (Class A Stock)	192,532	1,969,602
Opendoor Technologies, Inc.*	253,150	465,796
Seritage Growth Properties (Class A Stock)*(a)	90,800	424,036

		5,917,998

Residential REITs — 0.4%
Independence Realty Trust, Inc.(a)	175,098	3,281,336
UMH Properties, Inc.	10,539	168,519
Veris Residential, Inc.	17,852	267,780

		3,717,635

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Retail REITs — 1.7%
Acadia Realty Trust(a)	159,655	$2,861,018
Agree Realty Corp.(a)	32,367	2,004,812
Alexander’s, Inc.(a)	3,100	697,066
InvenTrust Properties Corp.	24,531	607,387
Kimco Realty Corp.	11,528	224,335
Kite Realty Group Trust	68,279	1,528,084
Macerich Co. (The)	63,913	986,817
Phillips Edison & Co., Inc.	46,519	1,521,636
Regency Centers Corp.	2,014	125,271
Retail Opportunity Investments Corp.	132,703	1,649,498
SITE Centers Corp.	268,196	3,888,842

		16,094,766

Semiconductors & Semiconductor Equipment — 1.8%
ACM Research, Inc. (Class A Stock)*	40,173	926,389
Amkor Technology, Inc.	26,490	1,060,130
Axcelis Technologies, Inc.*	16,879	2,400,025
Cirrus Logic, Inc.*	5,200	663,832
Cohu, Inc.*	36,888	1,220,993
Diodes, Inc.*(a)	10,600	762,458
Ichor Holdings Ltd.*	30,435	1,173,269
MACOM Technology Solutions Holdings, Inc.*(a)	6,767	754,317
NVE Corp.	5,400	403,326
Photronics, Inc.*	51,692	1,275,242
Semtech Corp.*	68,496	2,046,660
Synaptics, Inc.*(a)	20,750	1,830,150
Ultra Clean Holdings, Inc.*	44,324	2,171,876
Veeco Instruments, Inc.*	20,750	969,233

		17,657,900

Software — 1.5%
ACI Worldwide, Inc.*	22,000	870,980
Adeia, Inc.	181,408	2,029,049
Consensus Cloud Solutions, Inc.*	2,408	41,369
Hut 8 Corp. (Canada)*(a)	83,758	1,255,532
InterDigital, Inc.(a)	30,993	3,612,544
LiveRamp Holdings, Inc.*	64,006	1,980,346
NCR Voyix Corp.*	55,006	679,324
ON24, Inc.*	63,677	382,699
Ooma, Inc.*	22,443	222,859
Pegasystems, Inc.	11,176	676,483
Riot Platforms, Inc.*(a)	129,154	1,180,468
Tenable Holdings, Inc.*(a)	24,747	1,078,474
Verint Systems, Inc.*	22,692	730,682
Xperi, Inc.*	45,071	370,033

		15,110,842

Specialized REITs — 0.2%
Outfront Media, Inc.(a)	24,539	350,908
PotlatchDeltic Corp.(a)	29,575	1,164,959
Uniti Group, Inc.(a)	55,088	160,857

		1,676,724

Specialty Retail — 2.6%
Aaron’s Co., Inc. (The)	72,500	723,550
Abercrombie & Fitch Co. (Class A Stock)*	5,001	889,378

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Academy Sports & Outdoors, Inc.(a)	24,682	$1,314,316
Advance Auto Parts, Inc.(a)	5,500	348,315
Asbury Automotive Group, Inc.*(a)	14,815	3,375,894
Beyond, Inc.*	17,445	228,181
Caleres, Inc.(a)	44,795	1,505,112
Designer Brands, Inc. (Class A Stock)(a)	36,500	249,295
EVgo, Inc.*(a)	39,924	97,814
Foot Locker, Inc.	48,914	1,218,937
Genesco, Inc.*	19,320	499,615
Group 1 Automotive, Inc.	17,033	5,063,570
Haverty Furniture Cos., Inc.(a)	31,224	789,655
Hibbett, Inc.(a)	6,300	549,423
Lands’ End, Inc.*	9,536	129,594
Leslie’s, Inc.*(a)	105,000	439,950
MarineMax, Inc.*(a)	16,600	537,342
National Vision Holdings, Inc.*	38,799	507,879
ODP Corp. (The)*	7,043	276,579
OneWater Marine, Inc. (Class A Stock)*(a)	19,500	537,615
Petco Health & Wellness Co., Inc.*	26,541	100,325
PetMed Express, Inc.(a)	98,200	397,710
Revolve Group, Inc.*(a)	10,300	163,873
Signet Jewelers Ltd.(a)	19,053	1,706,768
Sonic Automotive, Inc. (Class A Stock)	14,200	773,474
Upbound Group, Inc.	12,700	389,890
Urban Outfitters, Inc.*(a)	18,701	767,676
Valvoline, Inc.*(a)	33,565	1,450,008
Zumiez, Inc.*	12,600	245,448

		25,277,186

Technology Hardware, Storage & Peripherals — 0.0%
CPI Card Group, Inc.*	7,200	196,200
Turtle Beach Corp.*	8,754	125,532

		321,732

Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.(a)	5,900	365,623
Crocs, Inc.*	10,342	1,509,311
G-III Apparel Group Ltd.*	26,451	716,029
Hanesbrands, Inc.*(a)	80,300	395,879
Kontoor Brands, Inc.(a)	5,700	377,055
Oxford Industries, Inc.(a)	2,100	210,315
Steven Madden Ltd.	63,197	2,673,233

		6,247,445

Tobacco — 0.2%
Universal Corp.	22,097	1,064,855
Vector Group Ltd.	93,069	983,739

		2,048,594

Trading Companies & Distributors — 1.6%
Beacon Roofing Supply, Inc.*	59,004	5,339,862
BlueLinx Holdings, Inc.*	4,640	431,938
Boise Cascade Co.(a)	18,556	2,212,246
DNOW, Inc.*	180,512	2,478,430
Global Industrial Co.	6,479	203,181
GMS, Inc.*(a)	4,857	391,523

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Hudson Technologies, Inc.*	17,678	$155,390
MRC Global, Inc.*	19,600	253,036
Rush Enterprises, Inc. (Class A Stock)	57,454	2,405,599
Titan Machinery, Inc.*	42,438	674,764
WESCO International, Inc.	6,567	1,041,001

		15,586,970

Water Utilities — 0.1%
American States Water Co.	5,805	421,269
Consolidated Water Co., Ltd.	15,568	413,175

		834,444

Wireless Telecommunication Services — 0.1%
Gogo, Inc.*	77,051	741,231
Telephone & Data Systems, Inc.	31,676	656,643

		1,397,874

TOTAL COMMON STOCKS (cost $879,797,199)		928,141,623

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.2%
iShares Russell 2000 Value ETF	100,517	15,308,739
Vanguard Small-Cap Value ETF	86,027	15,701,648

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $29,901,129)		31,010,387

TOTAL LONG-TERM INVESTMENTS (cost $909,698,328)		959,152,010

SHORT-TERM INVESTMENTS — 18.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	11,840,144	11,840,144

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $163,835,294; includes $163,100,059 of cash collateral for securities on loan)(b)(wb)	163,924,205	$163,825,851

TOTAL SHORT-TERM INVESTMENTS (cost $175,675,438)		175,665,995

TOTAL INVESTMENTS—115.9% (cost $1,085,373,766)		1,134,818,005

Liabilities in excess of other assets(z) — (15.9)%		(155,394,002)

NET ASSETS — 100.0%		$979,424,003

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $161,218,701; cash collateral of $163,100,059 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
128	Russell 2000 E-Mini Index	Sep. 2024	$13,216,000	$3,012

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

GS	$570,000	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$9,152,152	$—	$—
Air Freight & Logistics	1,583,798	—	—
Automobile Components	13,185,652	—	—
Banks	142,800,732	—	—
Beverages	3,083,659	—	—
Biotechnology	19,820,422	—	—
Broadline Retail	790,696	—	—
Building Products	16,781,539	—	—
Capital Markets	24,078,136	—	—
Chemicals	20,035,974	—	—
Commercial Services & Supplies	16,898,989	—	—
Communications Equipment	3,023,310	—	—
Construction & Engineering	16,578,996	—	—
Construction Materials	3,818,855	—	—
Consumer Finance	15,024,406	—	—
Consumer Staples Distribution & Retail	2,267,070	—	—
Containers & Packaging	3,713,132	—	—
Diversified Consumer Services	10,900,452	—	—
Diversified REITs	4,806,415	—	—
Diversified Telecommunication Services	2,036,696	—	—
Electric Utilities	14,037,773	—	—
Electrical Equipment	8,674,896	—	—
Electronic Equipment, Instruments & Components	35,485,763	—	—
Energy Equipment & Services	37,271,243	—	—
Entertainment	1,988,608	—	—
Financial Services	40,595,008	—	—
Food Products	8,581,570	—	—
Gas Utilities	11,142,607	—	—
Ground Transportation	2,819,988	—	—
Health Care Equipment & Supplies	15,013,348	—	—
Health Care Providers & Services	13,457,921	—	—
Health Care REITs	2,363,925	—	—
Health Care Technology	1,629,067	—	—
Hotel & Resort REITs	10,647,117	—	—
Hotels, Restaurants & Leisure	23,484,137	—	—
Household Durables	24,382,656	—	—
Household Products	1,257,186	—	—
Independent Power & Renewable Electricity Producers	3,337,437	—	—
Industrial REITs	9,068,120	—	—
Insurance	34,657,423	—	—
Interactive Media & Services	3,318,067	—	—
IT Services	5,975,326	—	—
Leisure Products	3,748,456	—	—
Life Sciences Tools & Services	2,188,839	—	—
Machinery	33,506,062	—	—
Marine Transportation	2,406,163	—	—
Media	12,492,623	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Metals & Mining	$18,027,319	$—	$—
Mortgage Real Estate Investment Trusts (REITs)	9,971,313	—	—
Multi-Utilities	5,003,081	—	—
Office REITs	6,161,803	—	—
Oil, Gas & Consumable Fuels	48,499,995	—	—
Paper & Forest Products	734,272	—	—
Passenger Airlines	3,080,646	—	—
Personal Care Products	5,714,209	—	—
Pharmaceuticals	5,414,941	—	—
Professional Services	19,731,524	—	—
Real Estate Management & Development	5,917,998	—	—
Residential REITs	3,717,635	—	—
Retail REITs	16,094,766	—	—
Semiconductors & Semiconductor Equipment	17,657,900	—	—
Software	15,110,842	—	—
Specialized REITs	1,676,724	—	—
Specialty Retail	25,277,186	—	—
Technology Hardware, Storage & Peripherals	321,732	—	—
Textiles, Apparel & Luxury Goods	6,247,445	—	—
Tobacco	2,048,594	—	—
Trading Companies & Distributors	15,586,970	—	—
Water Utilities	834,444	—	—
Wireless Telecommunication Services	1,397,874	—	—
Unaffiliated Exchange-Traded Funds	31,010,387	—	—
Short-Term Investments
Affiliated Mutual Funds	175,665,995	—	—

Total	$1,134,818,005	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$3,012	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (16.7% represents investments purchased with collateral from securities on loan)	18.0%
Banks	14.6
Oil, Gas & Consumable Fuels	5.0
Financial Services	4.2
Energy Equipment & Services	3.8
Electronic Equipment, Instruments & Components	3.6
Insurance	3.5
Machinery	3.4
Unaffiliated Exchange-Traded Funds	3.2
Specialty Retail	2.6
Household Durables	2.5
Capital Markets	2.5
Hotels, Restaurants & Leisure	2.4
Chemicals	2.1
Biotechnology	2.0

Professional Services	2.0%
Metals & Mining	1.8
Semiconductors & Semiconductor Equipment	1.8
Commercial Services & Supplies	1.7
Building Products	1.7
Construction & Engineering	1.7
Retail REITs	1.7
Trading Companies & Distributors	1.6
Software	1.5
Consumer Finance	1.5
Health Care Equipment & Supplies	1.5
Electric Utilities	1.4
Health Care Providers & Services	1.4
Automobile Components	1.4
Media	1.3
Gas Utilities	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Industry Classification (continued):

Diversified Consumer Services	1.1%
Hotel & Resort REITs	1.1
Mortgage Real Estate Investment Trusts (REITs)	1.0
Aerospace & Defense	0.9
Industrial REITs	0.9
Electrical Equipment	0.9
Food Products	0.9
Textiles, Apparel & Luxury Goods	0.6
Office REITs	0.6
IT Services	0.6
Real Estate Management & Development	0.6
Personal Care Products	0.6
Pharmaceuticals	0.6
Multi-Utilities	0.5
Diversified REITs	0.5
Construction Materials	0.4
Leisure Products	0.4
Residential REITs	0.4
Containers & Packaging	0.4
Independent Power & Renewable Electricity Producers	0.3
Interactive Media & Services	0.3
Beverages	0.3
Passenger Airlines	0.3
Communications Equipment	0.3

Ground Transportation	0.3%
Marine Transportation	0.3
Health Care REITs	0.2
Consumer Staples Distribution & Retail	0.2
Life Sciences Tools & Services	0.2
Tobacco	0.2
Diversified Telecommunication Services	0.2
Entertainment	0.2
Specialized REITs	0.2
Health Care Technology	0.2
Air Freight & Logistics	0.2
Wireless Telecommunication Services	0.1
Household Products	0.1
Water Utilities	0.1
Broadline Retail	0.1
Paper & Forest Products	0.1
Technology Hardware, Storage & Peripherals	0.0 *

115.9
Liabilities in excess of other assets	(15.9)

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$3,012	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$301,419

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(562,076)

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$9,258,345

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$161,218,701	$(161,218,701)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $161,218,701:
Unaffiliated investments (cost $909,698,328)	$959,152,010
Affiliated investments (cost $175,675,438)	175,665,995
Receivable for investments sold	44,099,713
Receivable for Portfolio shares sold	2,850,642
Dividends and interest receivable	1,235,383
Deposit with broker for centrally cleared/exchange-traded derivatives	570,000
Tax reclaim receivable	23,303
Prepaid expenses and other assets	11,506

Total Assets	1,183,608,552

LIABILITIES
Payable to broker for collateral for securities on loan	163,100,059
Payable for investments purchased	37,121,232
Payable for Portfolio shares purchased	2,667,120
Accrued expenses and other liabilities	849,152
Management fee payable	380,859
Distribution fee payable	39,666
Payable to affiliate	20,504
Due to broker-variation margin futures	5,001
Affiliated transfer agent fee payable	707
Trustees’ fees payable	249

Total Liabilities	204,184,549

NET ASSETS	$979,424,003

Net assets were comprised of:
Partners’ Equity	$979,424,003

Net asset value and redemption price per share,
$979,424,003 / 25,696,872 outstanding shares of beneficial interest	$38.11

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $25,443 foreign withholding tax, of which $5,660 is reimbursable by an affiliate)	$8,547,185
Affiliated dividend income	439,547
Income from securities lending, net (including affiliated income of $218,354)	325,534
Interest income	14,644

Total income	9,326,910

EXPENSES
Management fee	3,684,547
Distribution fee	1,283,798
Custodian and accounting fees	84,645
Audit fee	19,085
Professional fees	14,027
Trustees’ fees	12,449
Shareholders’ reports	5,776
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	22,646

Total expenses	5,131,468
Less: Fee waiver and/or expense reimbursement	(98,906)

Net expenses	5,032,562

NET INVESTMENT INCOME (LOSS)	4,294,348

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(25,761))	29,328,372
Futures transactions	301,419
Foreign currency transactions	38

29,629,829

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(12,037))	(28,415,441)
Futures	(562,076)
Foreign currencies	(49)

(28,977,566)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	652,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,946,611

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,294,348	$11,564,552
Net realized gain (loss) on investment and foreign currency transactions	29,629,829	(23,322,178)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(28,977,566)	140,826,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,946,611	129,068,867

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [953,735 and 4,733,736 shares, respectively]	35,492,105	164,687,546
Portfolio shares purchased [3,856,829 and 7,417,285 shares, respectively]	(144,779,602)	(251,946,699)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(109,287,497)	(87,259,153)

TOTAL INCREASE (DECREASE)	(104,340,886)	41,809,714
NET ASSETS:
Beginning of period	1,083,764,889	1,041,955,175

End of period	$979,424,003	$1,083,764,889

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$37.89		$33.31	$38.43	$29.22	$28.97	$23.75

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.38	0.31	0.15	0.20	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		4.20	(5.43)	9.06	0.05 (b)	4.98

Total from investment operations	0.22		4.58	(5.12)	9.21	0.25	5.22

Capital Contributions	—		—	—	—	—	—	(c)(d)

Net Asset Value, end of period	$38.11		$37.89	$33.31	$38.43	$29.22	$28.97

Total Return(e)	0.61%		13.75%	(13.32)%	31.52%	0.86%	21.98	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$979		$1,084	$1,042	$735	$772	$725
Average net assets (in millions)	$1,033		$1,042	$977	$832	$544	$703
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.98	%(h)	0.98%	0.98%	0.99%	1.03%	1.01%
Expenses before waivers and/or expense reimbursement	1.00	%(h)	1.00%	1.00%	1.00%	1.03%	1.01%
Net investment income (loss)	0.84	%(h)	1.11%	0.90%	0.42%	0.85%	0.90%
Portfolio turnover rate(i)	34%		62%	99%	57%	99%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aluminum — 0.1%
Alcoa Corp.	6,897	$274,363

Coal & Consumable Fuels — 1.4%
Cameco Corp. (Canada)	59,077	2,906,588

Commodity Chemicals — 0.6%
LG Chem Ltd. (South Korea)	2,858	712,199
Lotte Chemical Corp. (South Korea)	6,816	565,424

		1,277,623

Construction & Engineering — 0.5%
Quanta Services, Inc.	4,605	1,170,085

Construction Materials — 0.8%
Vulcan Materials Co.	7,357	1,829,539

Copper — 1.9%
Freeport-McMoRan, Inc.	60,278	2,929,511
Southern Copper Corp. (Mexico)(a)	10,079	1,085,911

		4,015,422

Diversified Chemicals — 0.9%
BASF SE (Germany)	16,080	777,349
Huntsman Corp.	47,573	1,083,237

		1,860,586

Diversified Metals & Mining — 4.3%
Anglo American PLC (South Africa)	24,002	758,475
BHP Group Ltd. (Australia)	120,624	3,447,670
Glencore PLC (Australia)	123,085	700,388
Ivanhoe Electric, Inc.*(a)	77,654	728,394
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	56,949	734,732
MP Materials Corp.*(a)	47,900	609,767
Rio Tinto Ltd. (Australia)	8,453	669,578
Teck Resources Ltd. (Canada)(Class B Stock)	32,184	1,541,614

		9,190,618

Electric Utilities — 2.4%
FirstEnergy Corp.	22,971	879,100
NextEra Energy, Inc.	30,288	2,144,693
PG&E Corp.	52,483	916,353
Southern Co. (The)	17,031	1,321,095

		5,261,241

Electrical Components & Equipment — 1.1%
Hubbell, Inc.	3,132	1,144,684
Schneider Electric SE	4,836	1,159,410

		2,304,094

Fertilizers & Agricultural Chemicals — 1.5%
CF Industries Holdings, Inc.	28,610	2,120,573
Mosaic Co. (The)	37,538	1,084,848

		3,205,421

Forest Products — 1.5%
Louisiana-Pacific Corp.	18,432	1,517,507

	Shares	Value
COMMON STOCKS (continued)
Forest Products (cont’d.)
West Fraser Timber Co. Ltd. (Canada)	22,731	$1,745,803

		3,263,310

Gold — 2.9%
Agnico Eagle Mines Ltd. (Canada)(a)	17,526	1,146,200
Alamos Gold, Inc. (Canada) (Class A Stock)	103,510	1,623,037
Franco-Nevada Corp. (Canada)	11,427	1,354,818
Osisko Gold Royalties Ltd. (Canada)	74,176	1,155,976
Osisko Mining, Inc. (Canada)*	419,247	876,464

		6,156,495

Heavy Electrical Equipment — 0.8%
GE Vernova, Inc.*	9,600	1,646,496

Industrial Gases — 4.9%
Air Liquide SA (France)	16,542	2,854,941
Linde PLC	17,503	7,680,491

		10,535,432

Industrial Machinery — 0.5%
Stanley Black & Decker, Inc.	13,308	1,063,176

Integrated Oil & Gas — 23.2%
BP PLC, ADR	134,382	4,851,190
Chevron Corp.	36,073	5,642,539
Equinor ASA (Norway)	81,976	2,348,106
Exxon Mobil Corp.	123,527	14,220,428
Galp Energia SGPS SA (Portugal)	131,795	2,783,627
OMV AG (Austria)	34,626	1,505,097
Shell PLC	211,187	7,574,856
Suncor Energy, Inc. (Canada)	104,252	3,974,081
TotalEnergies SE (France)	103,000	6,896,238

		49,796,162

Metal & Glass Containers — 0.8%
Ball Corp.	27,348	1,641,427

Multi-Utilities — 1.0%
Ameren Corp.	9,248	657,625
CenterPoint Energy, Inc.	22,450	695,501
Dominion Energy, Inc.	16,495	808,255

		2,161,381

Oil & Gas Drilling — 1.2%
Noble Corp. PLC(a)	32,483	1,450,366
Seadrill Ltd. (Norway)*	22,439	1,155,609

		2,605,975

Oil & Gas Equipment & Services — 7.9%
Atlas Energy Solutions, Inc.(a)	48,748	971,548
Baker Hughes Co.	72,474	2,548,911
Expro Group Holdings NV*	51,856	1,188,539
Halliburton Co.	77,369	2,613,525
Schlumberger NV	100,375	4,735,692
TechnipFMC PLC (United Kingdom)	111,968	2,927,963
Tenaris SA, ADR	35,100	1,071,252
Weatherford International PLC*	7,500	918,375

		16,975,805

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Exploration & Production — 18.9%
Canadian Natural Resources Ltd. (Canada)	148,144	$5,276,896
Chesapeake Energy Corp.(a)	23,185	1,905,575
ConocoPhillips	84,103	9,619,701
Devon Energy Corp.	15,405	730,197
Diamondback Energy, Inc.	20,440	4,091,884
EOG Resources, Inc.	40,905	5,148,712
EQT Corp.(a)	75,307	2,784,853
Hess Corp.	25,957	3,829,177
Kosmos Energy Ltd. (Ghana)*	240,069	1,329,982
Permian Resources Corp.	87,330	1,410,379
Range Resources Corp.	69,279	2,322,925
Southwestern Energy Co.*	310,708	2,091,065

		40,541,346

Oil & Gas Refining & Marketing — 5.0%
Marathon Petroleum Corp.	29,510	5,119,395
Phillips 66	11,687	1,649,854
Valero Energy Corp.	25,250	3,958,190

		10,727,439

Oil & Gas Storage & Transportation — 6.7%
Enbridge, Inc. (Canada)(a)	134,438	4,784,648
Kinder Morgan, Inc.	45,926	912,550
Targa Resources Corp.	26,738	3,443,320
Williams Cos., Inc. (The)	125,477	5,332,772

		14,473,290

Paper Packaging — 1.4%
International Paper Co.(a)	24,000	1,035,600
Packaging Corp. of America	10,304	1,881,098

		2,916,698

Specialty Chemicals — 4.6%
HB Fuller Co.	15,225	1,171,716
International Flavors & Fragrances, Inc.	17,749	1,689,882
RPM International, Inc.	13,472	1,450,665
Sherwin-Williams Co. (The)	9,251	2,760,776
Shin-Etsu Chemical Co. Ltd. (Japan)	70,200	2,729,491

		9,802,530

Steel — 2.1%
Champion Iron Ltd. (Australia)	252,366	1,069,775
Cleveland-Cliffs, Inc.*(a)	55,949	861,055

	Shares	Value
COMMON STOCKS (continued)
Steel (cont’d.)
Steel Dynamics, Inc.	11,509	$1,490,416
Warrior Met Coal, Inc.	18,008	1,130,362

		4,551,608

TOTAL LONG-TERM INVESTMENTS (cost $195,572,976)		212,154,150

SHORT-TERM INVESTMENTS — 8.4%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	2,003,527	2,003,527
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $16,069,421; includes $15,988,019 of cash collateral for securities on loan)(b)(wb)	16,079,069	16,069,421

TOTAL SHORT-TERM INVESTMENTS (cost $18,072,948)		18,072,948

TOTAL INVESTMENTS—107.3% (cost $213,645,924)		230,227,098
Liabilities in excess of other assets — (7.3)%		(15,706,265)

NET ASSETS — 100.0%		$214,520,833

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,617,715; cash collateral of $15,988,019 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$5,887,411	$—
Austria	—	1,505,097	—
Canada	27,120,857	—	—
France	—	9,751,179	—
Germany	—	777,349	—
Ghana	1,329,982	—	—
Japan	—	2,729,491	—
Mexico	1,085,911	—	—
Norway	1,155,609	2,348,106	—
Portugal	—	2,783,627	—
South Africa	—	758,475	—
South Korea	—	1,277,623	—
United Kingdom	2,927,963	—	—
United States	141,981,204	8,734,266	—
Short-Term Investments
Affiliated Mutual Funds	18,072,948	—	—

Total	$193,674,474	$36,552,624	$—

Country Allocation:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

United States (including 7.5% of collateral for securities on loan)	78.5%
Canada	12.8
France	4.5
Australia	2.7
Norway	1.6
United Kingdom	1.4
Portugal	1.3
Japan	1.3
Austria	0.7

Ghana	0.6%
South Korea	0.6
Mexico	0.5
Germany	0.4
South Africa	0.4

107.3
Liabilities in excess of other assets	(7.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2024, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts
Foreign exchange contracts	$3,064

For the six months ended June 30, 2024, the Portfolio did not have any net change in unrealized appreciation (depreciation) on derivatives in the Statement of Operations.

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Forward Foreign Currency Exchange Contracts - Sold (1)	$45,359

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$15,617,715	$(15,617,715)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $15,617,715:
Unaffiliated investments (cost $195,572,976)	$212,154,150
Affiliated investments (cost $18,072,948)	18,072,948
Foreign currency, at value (cost $62,182)	61,931
Tax reclaim receivable	1,391,923
Dividends and interest receivable	194,189
Receivable from affiliate	1,277
Receivable for Portfolio shares sold	214
Prepaid expenses and other assets	33,167

Total Assets	231,909,799

LIABILITIES
Payable to broker for collateral for securities on loan	15,988,019
Payable to affiliate	1,071,226
Payable for Portfolio shares purchased	128,847
Accrued expenses and other liabilities	119,931
Management fee payable	70,557
Distribution fee payable	8,805
Trustees’ fees payable	874
Affiliated transfer agent fee payable	707

Total Liabilities	17,388,966

NET ASSETS	$214,520,833

Net assets were comprised of:
Partners’ Equity	$214,520,833

Net asset value and redemption price per share, $214,520,833 / 6,862,423 outstanding shares of beneficial interest	$31.26

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $227,817 foreign withholding tax, of which $41,556 is reimbursable by an affiliate)	$3,351,638
Affiliated dividend income	42,716
Income from securities lending, net (including affiliated income of $15,940)	17,344
Interest income	14,749

Total income	3,426,447

EXPENSES
Management fee	831,758
Distribution fee	283,877
Custodian and accounting fees	39,221
Professional fees	30,940
Audit fee	15,221
Trustees’ fees	6,704
Shareholders’ reports	5,401
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	23,505

Total expenses	1,241,122
Less: Fee waiver and/or expense reimbursement	(172,486)

Net expenses	1,068,636

NET INVESTMENT INCOME (LOSS)	2,357,811

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,920))	7,439,511
Forward currency contract transactions	3,064
Foreign currency transactions	(7,064)

7,435,511

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $147)	4,696,445
Foreign currencies	1,745

4,698,190

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	12,133,701

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,491,512

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,357,811	$7,503,830
Net realized gain (loss) on investment and foreign currency transactions	7,435,511	25,788,965
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,698,190	(33,648,084)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,491,512	(355,289)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [598,310 and 2,547,656 shares, respectively]	17,919,651	73,884,960
Portfolio shares purchased [2,816,618 and 7,001,216 shares, respectively]	(84,046,300)	(198,749,588)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(66,126,649)	(124,864,628)

TOTAL INCREASE (DECREASE)	(51,635,137)	(125,219,917)
NET ASSETS:
Beginning of period	266,155,970	391,375,887

End of period	$214,520,833	$266,155,970

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$29.31		$28.92		$27.26	$22.02	$22.52	$19.27

Income (Loss) From Investment Operations:
Net investment income (loss)	0.31		0.65		0.74	0.44	0.34	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.64		(0.26	)(b)	0.92	4.80	(0.84)	2.86

Total from investment operations	1.95		0.39		1.66	5.24	(0.50)	3.25

Capital Contributions	—		—		—	—	—	—	(c)(d)(e)

Net Asset Value, end of period	$31.26		$29.31		$28.92	$27.26	$22.02	$22.52

Total Return(f)	6.65%		1.35%		6.09%	23.80%	(2.22)%	16.87	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$215		$266		$391	$674	$401	$417
Average net assets (in millions)	$228		$334		$533	$620	$327	$394
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.94	%(i)	0.94%		0.96%	0.99%	1.05%	1.03%
Expenses before waivers and/or expense reimbursement	1.09	%(i)	1.06%		1.02%	1.01%	1.07%	1.04%
Net investment income (loss)	2.08	%(i)	2.24%		2.66%	1.75%	1.79%	1.84%
Portfolio turnover rate(j)	12%		101%		46%	44%	102%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Amount rounds to zero.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A138

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2024 consisted of 46 separate portfolios. The information presented in these financial statements pertains only to the 13 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for AST Cohen & Steers Realty Portfolio, which is a non-diversified portfolio for purposes of the 1940 Act. The AST Cohen & Steers Realty Portfolio may therefore invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”)	Income, capital preservation, and capital appreciation.
AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”)	Maximize total return through investment in real estate securities.
AST Emerging Markets Equity Portfolio (“Emerging Markets Equity”)	Long-term capital appreciation.
AST International Equity Portfolio (“International Equity”)	Long-term growth of capital.
AST Large-Cap Core Portfolio (“Large-Cap Core”)	Long-term capital appreciation.
AST Large-Cap Growth Portfolio (“Large-Cap Growth”)	Long-term growth of capital.
AST Large-Cap Value Portfolio (“Large-Cap Value”)	Current income and long-term growth of income, as well as capital appreciation.
AST MFS Global Equity Portfolio (“MFS Global Equity”)	Capital growth.
AST Mid-Cap Growth Portfolio (“Mid-Cap Growth”)	Long-term growth of capital.

B1

Portfolio	Investment Objective(s)
AST Mid-Cap Value Portfolio (“Mid-Cap Value”)	Capital growth.
AST Small-Cap Growth Portfolio (“Small-Cap Growth”)	Long-term capital growth.
AST Small-Cap Value Portfolio (“Small-Cap Value”)	Long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.
AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”)

Long-term capital growth primarily through the investment in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These

B2

securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

B3

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a

B4

defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than

B5

the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (the “Participating Insurance Companies”). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
ClearBridge Dividend Growth	ClearBridge Investments, LLC (“ClearBridge”)
Cohen & Steers Realty	Cohen & Steers Capital Management, Inc.
Emerging Markets Equity	AQR Capital Management, LLC; J.P. Morgan Investment Management Inc. (“J.P. Morgan”); Martin Currie Inc.
International Equity	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan; LSV Asset Management; Massachusetts Financial Services Company (“MFS”); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.)

B6

Portfolio	Subadviser(s)
Large-Cap Core	J.P. Morgan; MFS; PGIM Quantitative Solutions
Large-Cap Growth	ClearBridge; Jennison; MFS; T. Rowe Price Associates, Inc. (“T. Rowe”)
Large-Cap Value	Hotchkis and Wiley Capital Management LLC (“Hotchkis & Wiley”); MFS; T. Rowe; Wellington Management Company LLP (“Wellington”)
MFS Global Equity	MFS
Mid-Cap Growth	Delaware Investments Fund Advisers; J.P. Morgan; MFS; TimesSquare Capital Management, LLC
Mid-Cap Value	MFS; Victory Capital Management Inc. (“Victory Capital”); Wellington
Small-Cap Growth	Driehaus Capital Management LLC; Emerald Mutual Fund Advisers Trust; MFS; UBS Asset Management (Americas) Inc.; Victory Capital
Small-Cap Value	Boston Partners Global Investors, Inc.; Goldman Sachs Asset Management, L.P.; Hotchkis & Wiley; J.P. Morgan
T. Rowe Price Natural Resources	T. Rowe

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

ClearBridge Dividend Growth	0.6825% first $300 million; 0.6725%on next $200 million; 0.6625%on next $250 million; 0.6525% on next $2.5 billion; 0.6425%on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.68%	0.67%

Cohen & Steers Realty	0.8325% first $300 million; 0.8225%on next $200 million; 0.8125%on next $250 million; 0.8025% on next $2.5 billion; 0.7925%on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.83%	0.79%

B7

Emerging Markets Equity	0.9325% first $300 million; 0.9225%on next $200 million; 0.9125%on next $250 million; 0.9025% on next $2.5 billion; 0.8925%on next $2.75 billion; 0.8625% on next $4 billion; 0.8425% in excess of $10 billion	0.93%	0.86%

International Equity	0.7325% first $300 million; 0.7225%on next $200 million; 0.7125%on next $250 million; 0.7025% on next $2.5 billion; 0.6925%on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.72%	0.68%

Large-Cap Core	0.5825% first $300 million; 0.5725%on next $200 million; 0.5625%on next $250 million; 0.5525% on next $2.5 billion; 0.5425%on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.58%	0.54%

Large-Cap Growth	0.7325% first $300 million; 0.7225%on next $200 million; 0.7125%on next $250 million; 0.7025%on next $250 million; 0.6525%on next $2.25 billion; 0.6425%on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.66%	0.61%

Large-Cap Value	0.5825% first $300 million; 0.5725%on next $200 million; 0.5625%on next $250 million; 0.5525% on next $2.5 billion; 0.5425%on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.56%	0.53%

MFS Global Equity	0.8325% first $300 million; 0.8225%on next $200 million; 0.8125%on next $250 million; 0.8025% on next $2.5 billion; 0.7925%on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.83%	0.82%

Mid-Cap Growth	0.8325% first $300 million; 0.8225%on next $200 million; 0.8125%on next $250 million; 0.8025% on next $2.5 billion; 0.7925%on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.82%	0.76%

Mid-Cap Value	0.7325% first $300 million; 0.7225%on next $200 million; 0.7125%on next $250 million; 0.7025%on next $250 million; 0.6525%on next $2.25 billion; 0.6425%on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.73%	0.72%

B8

Small-Cap Growth	0.7325% first $ 300 million; 0.7225%on next $200 million; 0.7125%on next $250 million; 0.7025% on next $2.5 billion; 0.6925%on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.72%	0.70%

Small-Cap Value	0.7325% first $300 million; 0.7225%on next $200 million; 0.7125%on next $250 million; 0.7025% on next $2.5 billion; 0.6925%on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.72%	0.70%

T. Rowe Price Natural Resources	0.7325% first $300 million; 0.7225%on next $200 million; 0.7125%on next $250 million; 0.7025% on next $2.5 billion; 0.6925%on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.73%	0.58%

Portfolio	Fee Waivers and/or Expense Limitations
ClearBridge Dividend Growth	contractually waive 0.012% through June 30, 2025
Cohen & Steers Realty	contractually limit expenses to 1.08% through June 30, 2025
Emerging Markets Equity	contractually limit expenses to 1.31% through June 30, 2024; effective July 1, 2024, contractually limit expenses to 1.33% through June 30, 2025
International Equity	contractually limit expenses to 0.98% through June 30, 2024; effective July 1, 2024, contractually limit expenses to 1.03% through June 30, 2025
Large-Cap Core	contractually waive 0.015% through June 30, 2025; contractually limit expenses to 0.86% through June 30, 2025
Large-Cap Growth

contractually waive 0.0483%

through June 30, 2025;

voluntarily waive additional 0.0005%

through June 30, 2024;

contractually limit expenses to 0.87%

through June 30, 2024;

effective July 1, 2024, contractually limit expenses to 0.90%

through June 30, 2025

Large-Cap Value	contractually waive 0.009% through June 30, 2025; contractually limit expenses to 0.80% through June 30, 2024; effective July 1, 2024, contractually limit expenses to 0.82% through Jun 30, 2025
MFS Global Equity	contractually waive 0.0067% through June 30, 2025; effective July 1, 2024, voluntarily limit expenses to 1.11%

B9

Portfolio	Fee Waivers and/or Expense Limitations
Mid-Cap Growth	contractually waive 0.0047% through June 30, 2025; contractually limit expenses to 1.05% through June 30, 2025
Mid-Cap Value	contractually waive 0.0085% through June 30, 2025
Small-Cap Growth	contractually waive 0.004% through June 30, 2025; contractually limit expenses to 0.98% through June 30, 2024
Small-Cap Value	contractually limit expenses to 0.98% through June 30, 2024; voluntarily waive 0.0005% through June 30, 2024
T. Rowe Price Natural Resources	contractually waive 0.112% through June 30, 2025; voluntarily limit expenses to 0.939% through June 30, 2024; contractually limit expenses to 0.99% through June 30, 2025

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2024, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount
ClearBridge Dividend Growth	$112
Cohen & Steers Realty	29,142
Emerging Markets Equity	376
International Equity	1,287
Large-Cap Core	1,379
Large-Cap Growth	12,009
Large-Cap Value	2,132
Mid-Cap Growth	6,173
Mid-Cap Value	6,355
Small-Cap Growth	18,360
Small-Cap Value	21,875

AST Investment Services, Inc., Jennison, PAD, PGIM, Inc., PGIM Investments and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

B10

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2024, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of Rule 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large-Cap Core	$9,972	$—	$—
Large-Cap Growth	793,125	2,948,687	(365,704)
Large-Cap Value	666,415	—	—
MFS Global Equity	4,448,520	577,227	451,298
Mid-Cap Growth	29,641	31,104	(19,011)
Mid-Cap Value	42,664	—	—
Small-Cap Growth	—	410,004	11,128

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are

B11

costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments
Cohen & Steers Realty	$45,231
Emerging Markets Equity	23,749
International Equity	1,134,172
Large-Cap Core	1,057
Large-Cap Growth	70,138
Large-Cap Value	165,339
MFS Global Equity	5,948
Mid-Cap Growth	176
Mid-Cap Value	13
Small-Cap Growth	1,114
Small-Cap Value	5,660
T. Rowe Price Natural Resources	41,556

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments
ClearBridge Dividend Growth	$1,981
MFS Global Equity	87,129
Mid-Cap Growth	1,684
Mid-Cap Value	914
Small-Cap Growth	3,891
T. Rowe Price Natural Resources	4,341

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2024, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
ClearBridge Dividend Growth	$50,870,613	$159,055,213
Cohen & Steers Realty	103,712,411	89,387,240
Emerging Markets Equity	120,597,326	153,116,454
International Equity	394,538,549	424,467,971
Large-Cap Core	184,451,514	201,213,792
Large-Cap Growth	1,174,465,081	1,107,645,748
Large-Cap Value	909,460,115	868,220,335
MFS Global Equity	66,450,210	91,613,244
Mid-Cap Growth	176,560,897	247,681,032
Mid-Cap Value	135,253,041	183,815,350
Small-Cap Growth	427,538,431	547,598,710
Small-Cap Value	350,178,874	448,506,397
T. Rowe Price Natural Resources	26,899,289	89,041,209

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2024, is presented as follows:

B12

ClearBridge Dividend Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
$34,583,609	$119,502,602	$130,146,720	$712	$(7,219)	$23,932,984	23,947,353	$40,901	(2)

Cohen & Steers Realty

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$9,521,053	$ 68,430,211	$ 69,909,439	$ —	$ —	$ 8,041,825	8,041,825	$112,152

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
33,024,008	201,774,775	161,978,421	3,764	(9,330)	72,814,796	72,858,511	33,727	(2)
$42,545,061	$270,204,986	$231,887,860	$3,764	$(9,330)	$80,856,621		$145,879

Emerging Markets Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$11,784,124	$119,106,862	$126,285,068	$ —	$ —	$4,605,918	4,605,918	$210,534

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
10,620,126	49,655,049	55,464,673	909	(1,650)	4,809,761	4,812,649	10,773	(2)
$22,404,250	$168,761,911	$181,749,741	$909	$(1,650)	$9,415,679		$221,307

International Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$27,322,215	$ 87,219,237	$105,374,996	$ —	$ —	$ 9,166,456	9,166,456	$401,993

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
27,420,095	167,566,874	158,355,326	1,456	(5,103)	36,627,996	36,649,986	89,794	(2)
$54,742,310	$254,786,111	$263,730,322	$1,456	$(5,103)	$45,794,452		$491,787

B13

Large-Cap Core

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$ 8,076,453	$55,993,798	$60,757,139	$ —	$ —	$3,313,112	3,313,112	$103,673

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
10,116,338	31,289,067	36,761,463	726	(1,544)	4,643,124	4,645,911	4,463	(2)
$18,192,791	$87,282,865	$97,518,602	$726	$(1,544)	$7,956,236		$108,136

Large-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$ 41,603,125	$ 508,373,317	$ 523,206,802	$ —	$ —	$ 26,769,640	26,769,640	$429,146

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
329,763,130	939,247,334	1,120,865,329	(16,338)	(26,880)	148,101,917	148,190,831	211,184	(2)
$371,366,255	$1,447,620,651	$1,644,072,131	$(16,338)	$(26,880)	$174,871,557		$640,330

Large-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$ 43,175,077	$ 219,650,489	$ 239,728,232	$ —	$ —	$ 23,097,334	23,097,334	$481,782

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
221,177,595	1,007,322,121	983,908,718	6,636	(62,725)	244,534,909	244,681,718	223,218	(2)
$264,352,672	$1,226,972,610	$1,223,636,950	$6,636	$(62,725)	$267,632,243		$705,000

MFS Global Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$ 7,987,755	$ 8,102,529	$ 15,982,721	$ —	$ —	$ 107,563	107,563	$ 2,832

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
65,325,251	186,347,757	223,864,424	2,460	(7,944)	27,803,100	27,819,791	41,634	(2)
$73,313,006	$194,450,286	$239,847,145	$2,460	$(7,944)	$27,910,663		$44,466

B14

Mid-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$ 21,347,406	$ 78,771,362	$ 83,044,259	$ —	$ —	$ 17,074,509	17,074,509	$288,807

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
155,673,381	377,906,970	383,772,697	(729)	(32,538)	149,774,387	149,864,306	127,972	(2)
$177,020,787	$456,678,332	$466,816,956	$(729)	$(32,538)	$166,848,896		$416,779

Mid-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$9,833,885	$30,264,888	$ 33,948,341	$ —	$ —	$ 6,150,432	6,150,432	$110,478

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
63,855,043	277,141,860	248,628,783	217	(17,237)	92,351,100	92,406,544	65,455	(2)
$73,688,928	$307,406,748	$282,577,124	$217	$(17,237)	$98,501,532		$175,933

Small-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$ 24,071,816	$145,322,108	$163,583,784	$ —	$ —	$ 5,810,140	5,810,140	$202,624

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
230,264,837	591,501,790	568,909,320	(20,699)	(43,283)	252,793,325	252,945,092	269,861	(2)
$254,336,653	$736,823,898	$732,493,104	$(20,699)	$(43,283)	$258,603,465		$472,485

Small-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$ 25,926,679	$163,025,515	$177,112,050	$ —	$ —	$ 11,840,144	11,840,144	$439,547

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
155,294,487	354,735,246	346,166,084	(12,037)	(25,761)	163,825,851	163,924,205	218,354	(2)
$181,221,166	$517,760,761	$523,278,134	$(12,037)	$(25,761)	$175,665,995		$657,901

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T. Rowe Price Natural Resources

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$ 4,845,094	$28,234,556	$31,076,123	$ —	$ —	$ 2,003,527	2,003,527	$42,716

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
10,642,582	96,928,992	91,498,380	147	(3,920)	16,069,421	16,079,069	15,940	(2)
$15,487,676	$125,163,548	$122,574,503	$147	$(3,920)	$18,072,948		$58,656

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2023 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2024. The average balance outstanding

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is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2024
ClearBridge Dividend Growth	$470,500	6.42%	2	$676,000	$—
Cohen & Steers Realty	544,625	6.41	8	647,000	—
Emerging Markets Equity	672,214	6.41	42	2,228,000	—
International Equity	329,564	6.42	55	1,344,000	255,000
Large-Cap Core	210,500	6.41	2	288,000	—
Large-Cap Growth	2,460,233	6.42	30	17,566,000	—
Large-Cap Value	305,333	6.42	3	670,000	—
MFS Global Equity	182,889	6.41	9	292,000	—
Mid-Cap Growth	1,397,000	6.41	3	1,946,000	—
Mid-Cap Value	411,833	6.41	6	1,228,000	—
Small-Cap Growth	249,000	6.42	18	532,000	—
Small-Cap Value	213,000	6.40	2	272,000	—
T. Rowe Price Natural Resources	672,900	6.41	20	2,396,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2024, all Portfolios offer only a single share class to investors.

As of June 30, 2024, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
ClearBridge Dividend Growth	10,451,341	84.3%
Cohen & Steers Realty	26,087,784	83.2
Emerging Markets Equity	17,542,955	74.4
International Equity	32,515,260	68.6
Large-Cap Core	8,146,988	66.8
Large-Cap Growth	59,789,301	76.8
Large-Cap Value	48,919,453	76.5
MFS Global Equity	14,468,257	78.2
Mid-Cap Growth	38,491,317	65.7
Mid-Cap Value	6,908,427	57.2
Small-Cap Growth	11,218,198	76.6
Small-Cap Value	19,011,198	74.0
T. Rowe Price Natural Resources	4,484,129	65.3

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
ClearBridge Dividend Growth	4	71.1%
Cohen & Steers Realty	3	77.3
Emerging Markets Equity	2	70.2
International Equity	2	65.6
Large-Cap Core	2	66.8
Large-Cap Growth	3	66.2
Large-Cap Value	4	68.3

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Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
MFS Global Equity	2	78.2%
Mid-Cap Growth	2	65.7
Mid-Cap Value	2	57.2
Small-Cap Growth	3	64.5
Small-Cap Value	3	61.9
T. Rowe Price Natural Resources	2	63.4
Unaffiliated:
ClearBridge Dividend Growth	1	15.7
Cohen & Steers Realty	1	16.8
Emerging Markets Equity	1	25.6
International Equity	1	31.4
Large-Cap Core	1	33.2
Large-Cap Growth	1	22.9
Large-Cap Value	1	23.4
MFS Global Equity	1	21.8
Mid-Cap Growth	1	34.0
Mid-Cap Value	1	42.8
Small-Cap Growth	1	23.4
Small-Cap Value	1	26.0
T. Rowe Price Natural Resources	1	34.7

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, and the historical cost basis of the assets transferred was not carried forward to the Portfolios.

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	ClearBridge Dividend Growth	Cohen & Steers Realty	Emerging Markets Equity	International Equity	Large- Cap Core	Large- Cap Growth
Asset Transfer Program	X	X	X	X	X	X
Blend Style	–	–	–	–	X	–
Currency	–	–	X	–	–	–
Derivatives	–	–	X	X	X	–
Economic and Market Events	X	X	X	X	X	X
Emerging Markets	–	X	X	X	–	–
Equity Securities	X	X	X	X	X	X
Exchange-Traded Funds (ETF)	–	–	X	X	X	–
Expense	X	X	X	X	X	X
Fixed Income Securities	–	–	X	–	–	–
Focus	–	X	–	X	–	–
Foreign Custody	–	–	X	–	–	–
Foreign Investment	X	X	X	X	–	X
Fund of Funds	–	–	–	–	–	–
Illiquid Investments	–	–	–	–	–	–
Investment Style	X	–	–	X	–	X
Large Company	–	–	–	–	X	X
Liquidity and Valuation	–	X	X	X	X	X
Market Capitalization	–	–	–	–	–	–

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Risks	ClearBridge Dividend Growth	Cohen & Steers Realty	Emerging Markets Equity	International Equity	Large- Cap Core	Large- Cap Growth
Market and Management	X	X	X	X	X	X
Mid-Sized Company	–	–	–	–	–	–
Natural Resources	–	–	–	–	–	–
Non-Diversification	–	X	–	–	–	–
Participation Notes (P-Notes)	–	–	X	X	–	–
Portfolio Turnover	–	–	–	X	–	–
Quantitative Model	–	–	–	–	X	–
Real Estate	–	X	X	X	–	–
Redemption	X	X	X	X	X	X
Regulatory	X	X	X	X	X	X
Restricted Securities	–	–	X	–	–	–
Selection	X	–	–	–	–	–
Small Sized Company	–	–	X	–	–	–
Value Style	–	–	X	–	–	–

Risks	Large- Cap Value	MFS Global Equity	Mid- Cap Growth	Mid- Cap Value	Small- Cap Growth	Small- Cap Value	T. Rowe Price Natural Resources
Asset Transfer Program	X	X	X	X	X	X	X
Blend Style	–	X	–	–	–	–	–
Currency	–	–	–	–	X	X	X
Derivatives	–	–	–	–	X	X	X
Economic and Market Events	X	X	X	X	X	X	X
Emerging Markets	–	X	–	–	–	–	X
Equity Securities	X	X	X	X	X	X	X
Exchange-Traded Funds (ETF)	–	–	–	–	–	–	–
Expense	X	X	X	X	X	X	X
Fixed Income Securities	–	–	–	–	–	–	–
Focus	X	X	–	X	–	–	X
Foreign Custody	–	–	–	–	–	–	–
Foreign Investment	X	X	X	X	X	X	X
Fund of Funds	–	–	–	–	–	–	–
Illiquid Investments	–	–	–	–	–	–	X
Investment Style	X	X	X	X	X	X	X
Large Company	X	X	–	–	–	–	–
Liquidity and Valuation	X	X	–	–	X	X	X
Market Capitalization	–	X	–	–	–	–	–
Market and Management	X	X	X	X	X	X	X
Mid-Sized Company	–	–	X	X	–	–	–
Natural Resources	–	–	–	–	–	–	X
Non-Diversification	–	–	–	–	–	–	–
Participation Notes (P-Notes)	–	–	–	–	–	–	–
Portfolio Turnover	–	–	–	–	–	–	X
Quantitative Model	–	–	–	X	–	–	–
Real Estate	–	–	–	X	–	–	–
Redemption	X	X	X	X	X	X	X
Regulatory	X	X	X	X	X	X	X
Restricted Securities	–	–	–	–	–	–	–

B19

Risks	Large- Cap Value	MFS Global Equity	Mid- Cap Growth	Mid- Cap Value	Small- Cap Growth	Small- Cap Value	T. Rowe Price Natural Resources
Selection	–	–	–	–	–	–	–
Small Sized Company	–	–	–	–	X	X	–
Value Style	–	–	–	X	–	–	–

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the participating insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Economic and Market Events Risk: Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions; investor sentiment and market perceptions; unexpected changes in the prices of key commodities; government actions; geopolitical

B20

events or changes; and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a portfolio that invests in the securities of a larger number of issuers.

Foreign Custody Risk: If a Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each, a Subcustodian). Some foreign Subcustodians may be recently organized or new to the foreign custody business. In some countries, Subcustodians may

B21

be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Portfolio’s ability to recover its assets if a Subcustodian enters bankruptcy or if other disputes or proceedings arise related to a Portfolio’s assets. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries and a Portfolio may be limited in its ability to enforce contractual rights or obligations.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

Illiquid Investments Risk: Illiquid investments risk exists when particular investments made by the Portfolio are difficult to purchase or sell. The Portfolio may make investments that may become less liquid in response to market developments, lack of a trading market, or adverse investor perceptions. If the Portfolio is forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolio may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. It also may be the case that other market participants may be attempting to liquidate illiquid holdings at the same time as the Portfolio, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures,

B22

travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Market Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio’s ability to sell the securities.

Natural Resources Investment Risk: The Portfolio’s investments will expose the Portfolio to the risk of investment in natural resource companies. The market value of securities of natural resource companies may be affected by numerous factors, including changes in commodity prices, events occurring in nature, inflationary pressures, imposition of import controls, international political and economic developments, environmental incidents, resources conservation, the success of exploration projects, and tax and other government regulations. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Companies in the natural resources industry are at risk for environmental damage claims. Political risks and the other risks to which non-US securities are subject may affect domestic companies if they have significant operations or investments in non-US countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Non-Diversification Risk: The Portfolio is a non-diversified portfolio, and therefore, it can invest in fewer individual companies than a diversified portfolio. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Portfolio may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Participation Notes (P-Notes) Risk: The Portfolio may gain exposure to securities traded in foreign markets through P-notes. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investment risk, the holder of a P-note is not entitled to the same rights as an underlying security’s direct owner and P-notes are considered general unsecured contractual obligations and are subject to counterparty credit risks.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts REITS and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

B23

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Restricted Securities Risk: The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Selection Risk: The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.

Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.

Value Style Risk: Value style investing attempts to identify companies that are believed to be undervalued. Value stocks typically have prices that are low relative to factors such as the company’s earnings, cash flow or dividends. Since the Portfolio may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time or at all or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value investing style may perform better or worse than equity portfolios that focus on growth stocks or that have a broader investment style.

10. Reorganization

On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Cohen & Steers Global Realty Portfolio (“Cohen & Steers Global Realty”) (the “Merged Portfolio”) for shares of Cohen & Steers Realty (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. The reorganization took place at the close of business on January 20, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Cohen & Steers Global Realty	$70,730,207	$70,740,196

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 20, 2023:

Merged Portfolio		Shares
Cohen & Steers Global Realty		4,870,971
Acquiring Portfolio	Shares	Value
Cohen & Steers Realty	4,462,717	$70,912,566

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

B24

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Depreciation on Investments	Net Assets
Cohen & Steers Global Realty	$(9,989)	$70,912,566
Acquiring Portfolio		Net Assets
Cohen & Steers Realty		$462,345,673

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Cohen & Steers Realty	$10,133,599	$45,891,955	$56,025,554

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Cohen & Steers Global Realty $701.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: Cohen & Steers Global Realty $3,970,991.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since January 20, 2023.

On September 19-20, 2022, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of International Value, AST J.P. Morgan International Equity Portfolio (“J.P. Morgan International Equity”), QMA International Core Equity and PSF International Growth Portfolio (the “Merged Portfolios”) for shares of International Equity (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on February 8, 2023 and the reorganization took place at the close of business on March 10, 2023.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
International Value	$290,165,715	$283,112,875
J.P. Morgan International Equity	354,159,015	321,800,446
QMA International Core Equity	9,668,579	9,627,834
PSF International Growth Portfolio	68,285,638	55,466,374

The purpose of the transaction was to combine five portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on March 10, 2023:

Merged Portfolios	Class	Shares
International Value	—	13,342,724
J.P. Morgan International Equity	—	10,498,780
QMA International Core Equity	—	833,955
PSF International Growth Portfolio	I	6,838,861
PSF International Growth Portfolio	II	11,034

B25

Acquiring Portfolio	Shares	Value
International Equity	32,436,795	$731,774,104

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolios	Class	Unrealized Appreciation on Investments	Net Assets
International Value	—	$7,052,840	$294,975,613
J.P. Morgan International Equity	—	32,358,569	354,801,023
QMA International Core Equity	—	40,745	11,906,037
PSF International Growth Portfolio	I	12,799,636	69,984,112
PSF International Growth Portfolio	II	19,628	107,319
Acquiring Portfolio			Net Assets
International Equity			$455,896,652

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
International Equity	$33,992,569	$172,006,261	$205,998,830

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: International Value $5,349,932, J.P. Morgan International Equity $428,536, QMA International Core Equity $544,837, PSF International Growth Portfolio $4,683.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolios pre-merger as follows: International Value $15,174,340, J.P. Morgan International Equity $15,256,155, QMA International Core Equity $385,646, PSF International Growth Portfolio $3,304,164.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since March 10, 2023.

B26

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 11-12, 2024 (the Meeting) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve an agreement. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, such as the Manager’s role as administrator of the Trust’s liquidity risk management program and as valuation designee. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM,

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2023, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or secondary or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2023. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST ClearBridge Dividend Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three year-period and underperformed its benchmark index over the other periods.

•	The Board also noted that the Manager had contractually agreed to waive 0.012% of its management fee through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Realty Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its secondary benchmark index over all periods.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.08% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Emerging Markets Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three- year periods and underperformed over the five- and ten-year periods.

•

The Board noted that the Portfolio underwent a repositioning in April 2020 with several new subadvisers being added to the Portfolio, replacing the Portfolio’s prior subadviser, and that the Portfolio’s performance prior to April 2020 is not attributable to the Portfolio’s current subadvisers. In this regard, the Board noted that the Portfolio ranked in the second quartile for the one- and three-year periods.

•

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.33% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Equity Portfolio (formerly AST International Growth Portfolio)
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods and underperformed over the three-year period.

•

The Board noted that the Portfolio underwent a repositioning in March 2023 with several new subadvisers being added to the Portfolio, and that the Portfolio’s performance prior to March 2023 is not attributable to the Portfolio’s current subadvisers. In this regard, the Board noted that the Portfolio ranked in the first quartile for the one-year period and considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

•

The Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses (subject to certain exclusions) do not exceed 1.03% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Core Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period and underperformed its benchmark index over the other periods.

•

The Board noted that the Portfolio underwent a repositioning in April 2020 with two new subadvisers being added to the Portfolio, and that the Portfolio’s performance prior to April 2020 is not attributable to the Portfolio’s current subadvisers. In this regard, the Board noted that the Portfolio ranked in the second quartile for the three-year period.

•

The Board noted that the Manager had contractually agreed to waive 0.015% of its management fee through June 30, 2025. Additionally, the Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.86% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	4th Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period and underperformed its benchmark index over the other periods.

•

The Board noted that the Portfolio underwent a repositioning in June 2022 with several new subadvisers being added to the Portfolio, and that the Portfolio’s performance prior to June is not attributable to the Portfolio’s current subadvisers. In this regard, the Board noted that the Portfolio ranked in the second quartile for the one-year period and considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

•

The Board noted that the Manager had contractually agreed to waive 0.0473% of its investment management fee through June 30, 2025. Additionally, the Board noted that the Manager had contractually agreed to waive 0.001% of its investment management fee through June 30, 2025. Additionally, the Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.90% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio and outperformed its benchmark index over the three-, five- and ten-year periods and underperformed its benchmark index over the one-year period.

•

The Board noted that the Manager had contractually agreed to waive 0.009% of its investment management fee through June 30, 2025. Additionally, the Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (subject to certain exclusions) do not exceed 0.82% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Global Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods and underperformed in the remaining periods.

•

The Board further considered PGIM Investments’ assertion that the Fund’s underperformance was largely the result of recent underperformance in 2023. In that regard, the Board noted that when it considered the performance of the Fund one year before, the Fund ranked in the first quartile of its Peer Universe over the five- and ten-year periods ended December 31, 2022.

•

The Board considered that prior to 2023, the Portfolio outperformed its peer universe in six of the previous eight years. Further, the Board considered the Manger’s assertion that brief periods of underperformance (e.g., 2018 and third quarter of 2022) have been followed by strong recoveries in the past (e.g., 2019 and fourth quarter of 2022).

•

The Board noted that the Manager had contractually agreed to waive 0.0067% of its investment management fee through June 30, 2025. Additionally, at the Board’s request during its in-person meeting in June, the Manager has agreed to voluntarily waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.11% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Mid-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fee: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that the Portfolio underwent a repositioning in September 2022 with several new subadvisers being added to the Portfolio replacing the Portfolio’s prior subadviser, and that the Portfolio’s performance prior to September 2022 is not attributable to the Portfolio’s current subadvisers. In this regard, the Board noted that the Portfolio ranked in the second quartile for the two-year period and considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

•

The Board noted that the Manager had contractually agreed to waive 0.0047% of its investment management fee through June 30, 2025. Additionally, the Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.05% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

AST Mid-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods and underperformed its benchmark index over the ten-year period.

•

The Board noted that the Portfolio underwent a repositioning in February 2021 with several new subadvisers being added to the Portfolio replacing the Portfolio’s prior subadvisers, and the Portfolio’s performance prior to February 2021 was not attributable to the Portfolio’s current subadvisers. In this regard, the Board noted that the Portfolio ranked in the second quartile for the one- and three-year periods.

•

The Board noted that the Manager had contractually agreed to waive 0.0051% of its management fee through June 30, 2025. Additionally, the Board noted that the Manager had contractually agreed to waive 0.0034% of its management fee through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods and underperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio underwent a repositioning in September 2022 with several new subadvisers being added to the Portfolio, and that performance prior to September 2022 was not attributable to the Portfolio’s current mix of subadvisers. In this regard, the Board noted that the Portfolio ranked in the second quartile for the one-year period and considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

•	The Board noted that the Manager had contractually agreed to waive 0.004% of its management fee through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period and underperformed over the remaining periods.

•	The Board note that although the AST Small-Cap Value Portfolio underperformed its peers, it has outperformed its performance benchmark over all periods and in three of the previous five years.

•

The Board also noted that the Portfolio underwent a number of subadviser changes and restructurings in recent years, and the Portfolio’s performance prior to January 2022 is not attributable to the Portfolio’s current subadvisers. The Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	4th Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period and underperformed in the remaining periods.

•

The Board considered the Manager’s assertions that underperformance was primarily attributable to performance 2021 and 2022 and that the Manager is encouraged by the Fund’s strong returns over the long term. In this regard, the Board noted that the Portfolio outperformed its Peer Universe median and benchmark index for the ten-year period, and that the Portfolio outperformed its secondary benchmark and Peer Universe median in four consecutive years from 2017 to 2020. The Board further considered the Manager’s assertions that the Portfolio’s secondary benchmark is a more relevant comparison for the Portfolio due to the natural resources mandate of the strategy and in this regard noted that the Portfolio outperformed its secondary benchmark by more than 100 basis points for the one-year period ending December 31, 2023.

•

The Board noted that the Manager had contractually agreed to waive 0.112% of its management fee through June 30, 2025. Additionally, the Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2024

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Bond Portfolio 2031

AST Bond Portfolio 2032

AST Bond Portfolio 2033

AST Bond Portfolio 2034

AST Bond Portfolio 2035

AST Core Fixed Income Portfolio

AST Government Money Market Portfolio

AST High Yield Portfolio

AST Investment Grade Bond Portfolio

AST Multi-Sector Fixed Income Portfolio

AST Quantitative Modeling Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	June 30, 2024

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and
Financial Highlights

	Glossary	A1
	AST Bond Portfolio 2024	A2
	AST Bond Portfolio 2025	A7
	AST Bond Portfolio 2026	A12
	AST Bond Portfolio 2027	A17
	AST Bond Portfolio 2028	A22
	AST Bond Portfolio 2029	A27
	AST Bond Portfolio 2030	A32
	AST Bond Portfolio 2031	A37
	AST Bond Portfolio 2032	A42
	AST Bond Portfolio 2033	A47
	AST Bond Portfolio 2034	A52
	AST Bond Portfolio 2035	A57
	AST Core Fixed Income Portfolio	A62
	AST Government Money Market Portfolio	A138
	AST High Yield Portfolio	A144
	AST Investment Grade Bond Portfolio	A174
	AST Multi-Sector Fixed Income Portfolio	A193
	AST Quantitative Modeling Portfolio	A221

Section B	Notes to Financial Statements

∎	APPENDIX A

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

CNH Chinese Renminbi

EUR Euro

GBP British Pound

INR Indian Rupee

JPY Japanese Yen

MXN Mexican Peso

NOK Norwegian Krone

USD US Dollar

UYU Uruguayan Peso

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ABS — Asset-Backed Security

Aces — Alternative Credit Enhancements Securities

ADR — American Depositary Receipt

BABs — Build America Bonds

BARC — Barclays Bank PLC

BNP — BNP Paribas S.A.

BOA — Bank of America, N.A.

bps — Basis Points

BROIS — Brazil Overnight Index Swap

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

CVA — Certificate Van Aandelen (Bearer)

CVT — Convertible Security

DAC — Designated Activity Company

DB — Deutsche Bank AG

DIP — Debtor-In-Possession

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

FFCSB — Federal Farm Credit System Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMTN — Global Medium Term Note

GNMA — Government National Mortgage Association

GS — Goldman Sachs & Co. LLC

GSB — Goldman Sachs Bank USA

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

iBoxx — Bond Market Indices

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

JPS — J.P. Morgan Securities LLC

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSCS — Morgan Stanley Capital Services LLC

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

OTC — Over-the-counter

PIK — Payment-in-Kind

PO — Principal Only

PRFC — Preference Shares

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SSB — State Street Bank & Trust Company

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

TD — The Toronto-Dominion Bank

TIPS — Treasury Inflation-Protected Securities

USOIS — United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BOND PORTFOLIO 2024
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Shares	Value
LONG-TERM INVESTMENTS — 96.8%

AFFILIATED MUTUAL FUND — 94.3%
Fixed Income
AST Target Maturity Central Portfolio*		3,034,632	$30,862,208

(cost $28,679,229)(wa)

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k) — 2.5%
U.S. Treasury Notes
4.250%	12/31/24	830	825,526

(cost $825,266)

TOTAL LONG-TERM INVESTMENTS (cost $29,504,495)			31,687,734

		Shares
SHORT-TERM INVESTMENT — 1.4%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $473,100)(wa)		473,100	473,100

TOTAL INVESTMENTS—98.2% (cost $29,977,595)			32,160,834
Other assets in excess of liabilities(z) — 1.8%			587,868

NET ASSETS — 100.0%			$32,748,702

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	3 Month CME SOFR	Sep. 2024	$3,076,206	$(15,218)
33	3 Month CME SOFR	Dec. 2024	7,825,125	(24,960)

				(40,178)

Short Positions:
24	2 Year U.S. Treasury Notes	Sep. 2024	4,901,250	(9,814)
84	5 Year U.S. Treasury Notes	Sep. 2024	8,952,563	(47,760)
37	10 Year U.S. Treasury Notes	Sep. 2024	4,069,422	(30,457)
26	10 Year U.S. Ultra Treasury Notes	Sep. 2024	2,951,813	(25,192)
35	20 Year U.S. Treasury Bonds	Sep. 2024	4,140,937	(34,597)
22	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	2,757,563	(24,971)

				(172,791)

				$(212,969)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$502,000	$315,291

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2024 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$30,862,208	$—	$—
U.S. Treasury Obligation	—	825,526	—
Short-Term Investment
Affiliated Mutual Fund	473,100	—	—

Total	$31,335,308	$825,526	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(212,969)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Fixed Income	94.3%
U.S. Treasury Obligation	2.5
Short-Term	1.4

98.2
Other assets in excess of liabilities	1.8

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$212,969*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2024 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(430,326)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$2,281,211

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$21,987,795
Futures Contracts - Short Positions (1)	40,850,605

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2024 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value:
Affiliated investments (cost $29,152,329)	$31,335,308
Unaffiliated investments (cost $825,266)	825,526
Deposit with broker for centrally cleared/exchange-traded derivatives	502,000
Due from broker-variation margin futures	103,678
Receivable for investments sold	40,654
Interest receivable	17,733
Prepaid expenses	194

Total Assets	32,825,093

LIABILITIES
Payable for Portfolio shares purchased	42,793
Custodian and accounting fees payable	10,878
Shareholders’ reports payable	4,409
Professional fees payable	4,187
Audit fee payable	4,016
Accrued expenses and other liabilities	3,800
Management fee payable	3,171
Distribution fee payable	1,356
Transfer agent fee payable	775
Affiliated transfer agent fee payable	707
Trustees’ fees payable	299

Total Liabilities	76,391

NET ASSETS	$32,748,702

Net assets were comprised of:
Partners’ Equity	$32,748,702

Net asset value and redemption price per share, $32,748,702 / 2,619,254 outstanding shares of beneficial interest	$12.50

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$75,990
Affiliated dividend income	42,113

Total income	118,103

EXPENSES
Management fee	126,410
Distribution fee	67,857
Professional fees	24,677
Custodian and accounting fees	22,627
Shareholders’ reports	5,144
Trustees’ fees	4,869
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Audit fee	4,016
Miscellaneous	12,912

Total expenses	273,007
Less: Fee waiver and/or expense reimbursement	(26,007)

Net expenses	247,000

NET INVESTMENT INCOME (LOSS)	(128,897)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,677,361)	1,678,504
Futures transactions	(430,326)

1,248,178

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,069,254))	(2,086,920)
Futures	2,281,211

194,291

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,442,469

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,313,572

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(128,897)	$(218,705)
Net realized gain (loss) on investment transactions	1,248,178	1,986,566
Net change in unrealized appreciation (depreciation) on investments	194,291	1,818,701

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,313,572	3,586,562

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [320,171 and 8,744,242 shares, respectively]	3,956,581	103,069,137
Portfolio shares purchased [4,678,159 and 2,287,198 shares, respectively]	(57,763,897)	(27,424,909)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(53,807,316)	75,644,228

TOTAL INCREASE (DECREASE)	(52,493,744)	79,230,790
NET ASSETS:
Beginning of period	85,242,446	6,011,656

End of period	$32,748,702	$85,242,446

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2024 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.22		$11.56	$12.38	$12.68	$11.67	$10.81

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.05)	(0.03)	0.27	0.18	0.24
Net realized and unrealized gain (loss) on investment transactions	0.31		0.71	(0.79)	(0.57)	0.83	0.62

Total from investment operations	0.28		0.66	(0.82)	(0.30)	1.01	0.86

Net Asset Value, end of period	$12.50		$12.22	$11.56	$12.38	$12.68	$11.67

Total Return(b)	2.29%		5.71%	(6.62)%	(2.37)%	8.65%	7.96%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$33		$85	$6	$4	$9	$23
Average net assets (in millions)	$55		$55	$5	$4	$26	$52
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91	%(d)	0.91%	0.91%	0.93%	0.93%	0.95%
Expenses before waivers and/or expense reimbursement	1.01	%(d)	0.98%	3.45%	4.73%	1.36%	1.09%
Net investment income (loss)	(0.47	)%(d)	(0.40)%	(0.26)%	2.20%	1.46%	2.12%
Portfolio turnover rate(e)	12%		51%	163%	124%	186%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2025
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 95.4%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	3,162,400	$32,161,605

(cost $31,416,681)

SHORT-TERM INVESTMENT — 2.6%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $865,028)	865,028	865,028

TOTAL INVESTMENTS—98.0% (cost $32,281,709)(wa)		33,026,633
Other assets in excess of liabilities(z) — 2.0%		662,320

NET ASSETS — 100.0%		$33,688,953

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
24	3 Month CME SOFR	Mar. 2025	$5,708,700	$1,156
80	2 Year U.S. Treasury Notes	Sep. 2024	16,337,500	38,921

				40,077

Short Positions:
88	5 Year U.S. Treasury Notes	Sep. 2024	9,378,875	(44,116)
38	10 Year U.S. Treasury Notes	Sep. 2024	4,179,406	(30,271)
27	10 Year U.S. Ultra Treasury Notes	Sep. 2024	3,065,344	(23,256)
37	20 Year U.S. Treasury Bonds	Sep. 2024	4,377,563	(36,123)
22	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	2,757,563	(21,166)

				(154,932)

				$(114,855)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$602,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2025 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$32,161,605	$—	$—
Short-Term Investment
Affiliated Mutual Fund	865,028	—	—

Total	$33,026,633	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$40,077	$—	$—

Liabilities
Futures Contracts	$(154,932)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Fixed Income	95.4%
Short-Term	2.6

98.0
Other assets in excess of liabilities	2.0

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$40,077	*	Due from/to broker-variation margin futures	$154,932	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$57,906

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2025 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$18,309

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$14,794,627
Futures Contracts - Short Positions (1)	14,674,152

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2025 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value:
Affiliated investments (cost $32,281,709)	$33,026,633
Deposit with broker for centrally cleared/exchange-traded derivatives	602,000
Receivable for investments sold	110,600
Due from broker-variation margin futures	105,264
Receivable for Portfolio shares sold	2,701
Prepaid expenses	193

Total Assets	33,847,391

LIABILITIES
Payable for Portfolio shares purchased	119,122
Audit fee payable	14,667
Custodian and accounting fees payable	11,042
Shareholder reports fee payable	4,409
Management fee payable	3,918
Accrued expenses and other liabilities	3,194
Distribution fee payable	1,379
Affiliated transfer agent fee payable	707

Total Liabilities	158,438

NET ASSETS	$33,688,953

Net assets were comprised of:
Partners’ Equity	$33,688,953

Net asset value and redemption price per share, $33,688,953 / 2,404,596 outstanding shares of beneficial interest	$14.01

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$21,737
Interest income	10,945

Total income	32,682

EXPENSES
Management fee	53,482
Distribution fee	28,530
Custodian and accounting fees	22,700
Professional fees	15,519
Audit fee	14,667
Fund data services.	7,306
Shareholders’ reports.	5,144
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Trustees’ fees	4,191
Miscellaneous	4,849

Total expenses	160,883
Less: Fee waiver and/or expense reimbursement	(57,035)

Net expenses	103,848

NET INVESTMENT INCOME (LOSS)	(71,166)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(14,913)
Futures transactions	57,906

42,993

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	384,525
Futures	18,309

402,834

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	445,827

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$374,661

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(71,166)	$(31,385)
Net realized gain (loss) on investment transactions	42,993	123,550
Net change in unrealized appreciation (depreciation) on investments	402,834	297,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	374,661	389,765

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,316,788 and 511,164 shares, respectively]	32,134,713	6,808,629
Portfolio shares purchased [341,070 and 607,604 shares, respectively]	(4,743,748)	(8,132,266)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	27,390,965	(1,323,637)

TOTAL INCREASE (DECREASE)	27,765,626	(933,872)
NET ASSETS:
Beginning of period	5,923,327	6,857,199

End of period	$33,688,953	$5,923,327

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2025 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.81		$13.05	$14.30	$14.72	$13.22	$12.16

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.06)	(0.04)	0.32	0.26	0.28
Net realized and unrealized gain (loss) on investment transactions	0.24		0.82	(1.21)	(0.74)	1.24	0.78

Total from investment operations	0.20		0.76	(1.25)	(0.42)	1.50	1.06

Net Asset Value, end of period	$14.01		$13.81	$13.05	$14.30	$14.72	$13.22

Total Return(b)	1.45%		5.82%	(8.74)%	(2.85)%	11.35%	8.72%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$34		$6	$7	$2	$9	$35
Average net assets (in millions)	$23		$7	$6	$4	$28	$68
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91	%(d)	0.91%	0.91%	0.93%	0.93%	0.95%
Expenses before waivers and/or expense reimbursement	1.41	%(d)	3.00%	3.07%	5.14%	1.31%	1.02%
Net investment income (loss)	(0.62	)%(d)	(0.48)%	(0.33)%	2.19%	1.82%	2.18%
Portfolio turnover rate(e)	14%		98%	114%	52%	273%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2026
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 95.6%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	1,826,894	$18,579,512

(cost $17,705,584)

SHORT-TERM INVESTMENT — 1.9%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $375,392)	375,392	375,392

TOTAL INVESTMENTS—97.5% (cost $18,080,976)(wa)		18,954,904

Other assets in excess of liabilities(z) — 2.5%		477,911

NET ASSETS — 100.0%		$19,432,815

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
35	2 Year U.S. Treasury Notes	Sep. 2024	$7,147,656	$8,785
50	3 Year U.S. Treasury Notes	Sep. 2024	10,399,219	44,126

				52,911

Short Positions:
52	5 Year U.S. Treasury Notes	Sep. 2024	5,542,063	(23,806)
21	10 Year U.S. Treasury Notes	Sep. 2024	2,309,672	(16,177)
16	10 Year U.S. Ultra Treasury Notes	Sep. 2024	1,816,500	(16,241)
21	20 Year U.S. Treasury Bonds	Sep. 2024	2,484,562	(20,647)
13	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	1,629,469	(14,559)

				(91,430)

				$(38,519)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$457,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2026 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$18,579,512	$—	$—
Short-Term Investment
Affiliated Mutual Fund	375,392	—	—

Total	$18,954,904	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$52,911	$—	$—

Liabilities
Futures Contracts	$(91,430)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Fixed Income	95.6%
Short-Term	1.9

97.5
Other assets in excess of liabilities	2.5

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$52911	*	Due from/to broker-variation margin futures	$91,430	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(140,623)

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2026 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$372,225

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$20,397,727
Futures Contracts - Short Positions (1)	16,919,922

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2026 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value:
Affiliated investments (cost $18,080,976)	$18,954,904
Deposit with broker for centrally cleared/exchange-traded derivatives	457,000
Due from broker-variation margin futures	57,211
Receivable for investments sold	1,639
Prepaid expenses	2,614

Total Assets	19,473,368

LIABILITIES
Audit fee payable	14,667
Custodian and accounting fees payable	11,377
Shareholders’ reports payable	4,408
Fund data services payable	4,270
Management fee payable	2,306
Payable for Portfolio shares purchased	1,725
Distribution fee payable	797
Affiliated transfer agent fee payable	707
Accrued expenses and other liabilities	296

Total Liabilities	40,553

NET ASSETS	$19,432,815

Net assets were comprised of:
Partners’ Equity	$19,432,815

Net asset value and redemption price per share, $19,432,815 / 1,663,199 outstanding shares of beneficial interest	$ 11.68

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$ 15,954
Interest income	11,808

Total income	27,762

EXPENSES
Management fee	49,533
Distribution fee	26,420
Custodian and accounting fees	23,005
Professional fees	15,632
Audit fee	14,667
Fund data services	7,306
Shareholders’ reports	5,143
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,494
Trustees’ fees	4,336
Miscellaneous	5,593

Total expenses	156,129
Less: Fee waiver and/or expense reimbursement	(59,962)

Net expenses	96,167

NET INVESTMENT INCOME (LOSS)	(68,405)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	11,203
Futures transactions	(140,623)

(129,420)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(46,401)
Futures	372,225

325,824

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	196,404

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 127,999

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ (68,405)	$ (146,716)
Net realized gain (loss) on investment transactions	(129,420)	21,063
Net change in unrealized appreciation (depreciation) on investments	325,824	1,503,681

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	127,999	1,378,028

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [150,438 and 885,519 shares, respectively]	1,744,525	9,899,161
Portfolio shares purchased [538,018 and 1,295,811 shares, respectively]	(6,234,478)	(14,429,433)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(4,489,953)	(4,530,272)

TOTAL INCREASE (DECREASE)	(4,361,954)	(3,152,244)
NET ASSETS:
Beginning of period	23,794,769	26,947,013

End of period	$19,432,815	$23,794,769

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2026 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.60		$10.95	$12.26	$12.75	$11.52	$10.47

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.07)	— (b)	0.16	0.18	0.23
Net realized and unrealized gain (loss) on investment transactions	0.12		0.72	(1.31)	(0.65)	1.05	0.82

Total from investment operations	0.08		0.65	(1.31)	(0.49)	1.23	1.05

Net Asset Value, end of period	$11.68		$11.60	$10.95	$12.26	$12.75	$11.52

Total Return(c)	0.69%		5.94%	(10.69)%	(3.84)%	10.68%	10.03%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 19		$ 24	$ 27	$ 30	$ 52	$ 134
Average net assets (in millions)	$ 21		$ 25	$ 29	$ 39	$ 92	$ 148
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.91%	0.92%	0.93%	0.92%	0.85%
Expenses before waivers and/or expense reimbursement	1.48	%(e)	1.31%	1.21%	1.18%	0.92%	0.85%
Net investment income (loss)	(0.65	)%(e)	(0.59)%	0.03%	1.25%	1.50%	2.03%
Portfolio turnover rate(f)	6%		42%	47%	30%	93%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 95.9%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	4,202,672	$42,741,179

(cost $41,506,696)

SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,135,833)	1,135,833	1,135,833

TOTAL INVESTMENTS—98.4% (cost $42,642,529)(wa)		43,877,012

Other assets in excess of liabilities(z) — 1.6%		714,486

NET ASSETS — 100.0%		$44,591,498

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
151	3 Year U.S. Treasury Notes	Sep. 2024	$31,405,641	$95,229
58	5 Year U.S. Treasury Notes	Sep. 2024	6,181,532	33,366

				128,595

Short Positions:
61	2 Year U.S.Treasury Notes	Sep. 2024	12,457,344	(28,099)
50	10 Year U.S. Treasury Notes	Sep. 2024	5,499,219	(38,374)
36	10 Year U.S. Ultra Treasury Notes	Sep. 2024	4,087,125	(35,205)
49	20 Year U.S. Treasury Bonds	Sep. 2024	5,797,313	(49,750)
29	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	3,634,969	(32,270)

				(183,698)

				$(55,103)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$647,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2027 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$42,741,179	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,135,833	—	—

Total	$43,877,012	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$128,595	$—	$—

Liabilities
Futures Contracts	$(183,698)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Fixed Income	95.9%
Short-Term	2.5

98.4
Other assets in excess of liabilities	1.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$128,595	*	Due from/to broker-variation margin futures	$183,698	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(386,274)

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2027 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$620,488

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$38,737,920
Futures Contracts - Short Positions (1)	31,310,605

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2027 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value:
Affiliated investments (cost $42,642,529)	$43,877,012
Deposit with broker for centrally cleared/exchange-traded derivatives	647,000
Due from broker-variation margin futures	112,219
Receivable for investments sold	1,085
Prepaid expenses	194

Total Assets	44,637,510

LIABILITIES
Audit fees payable	14,667
Custodian and accounting fees payable	11,462
Management fee payable	8,003
Shareholders’ reports payable	3,460
Accrued expenses and other liabilities	2,195
Distribution fee payable	1,830
Payable for Portfolio shares purchased	1,142
Professional fees payable	946
Transfer agent fee payable	775
Commitment fees payable	770
Affiliated transfer agent fee payable	707
Trustees’ fees payable	55

Total Liabilities	46,012

NET ASSETS	$44,591,498

Net assets were comprised of:
Partners’ Equity	$44,591,498

Net asset value and redemption price per share, $44,591,498 / 4,006,882 outstanding shares of beneficial interest	$11.13

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$40,384
Interest income	16,667

Total income	57,051

EXPENSES
Management fee	106,965
Distribution fee	57,057
Custodian and accounting fees	23,050
Audit fee	14,667
Professional fees	14,236
Shareholders’ reports	5,043
Trustees’ fees	4,615
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	9,594

Total expenses	239,722
Less: Fee waiver and/or expense reimbursement	(32,035)

Net expenses	207,687

NET INVESTMENT INCOME (LOSS)	(150,636)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	19,798
Futures transactions	(386,274)

(366,476)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(17,493)
Futures	620,488

602,995

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	236,519

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,883

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(150,636)	$(309,965)
Net realized gain (loss) on investment transactions	(366,476)	210,512
Net change in unrealized appreciation (depreciation) on investments	602,995	2,798,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	85,883	2,699,457

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [106,107 and 599,664 shares, respectively]	1,168,816	6,409,641
Portfolio shares purchased [476,031 and 1,152,207 shares, respectively]	(5,254,091)	(12,352,076)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(4,085,275)	(5,942,435)

TOTAL INCREASE (DECREASE)	(3,999,392)	(3,242,978)
NET ASSETS:
Beginning of period	48,590,890	51,833,868

End of period	$44,591,498	$48,590,890

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2027 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.10		$10.52	$12.05	$12.63	$11.29	$10.20

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.07)	(0.03)	0.10	0.15	0.23
Net realized and unrealized gain (loss) on investment transactions	0.07		0.65	(1.50)	(0.68)	1.19	0.86

Total from investment operations	0.03		0.58	(1.53)	(0.58)	1.34	1.09

Net Asset Value, end of period	$11.13		$11.10	$10.52	$12.05	$12.63	$11.29

Total Return(b)	0.27%		5.51%	(12.70)%	(4.59)%	11.87%	10.69%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$45		$49	$52	$48	$69	$101
Average net assets (in millions)	$46		$50	$54	$56	$65	$149
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91	%(d)	0.91%	0.92%	0.93%	0.93%	0.87%
Expenses before waivers and/or expense reimbursement	1.05	%(d)	1.02%	0.98%	1.04%	0.99%	0.87%
Net investment income (loss)	(0.66	)%(d)	(0.62)%	(0.26)%	0.79%	1.26%	2.14%
Portfolio turnover rate(e)	2%		15%	40%	40%	189%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 96.5%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio* (cost $71,644,054)	7,170,032	$72,919,227

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,646,561)	1,646,561	1,646,561

TOTAL INVESTMENTS—98.7% (cost $73,290,615)(wa)		74,565,788

Other assets in excess of liabilities(z) — 1.3%		1,019,122

NET ASSETS — 100.0%		$75,584,910

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
745	5 Year U.S. Treasury Notes	Sep. 2024	$79,400,707	$401,586

Short Positions:
90	2 Year U.S. Treasury Notes	Sep. 2024	18,379,687	(38,742)
95	3 Year U.S. Treasury Notes	Sep. 2024	19,758,516	(89,124)
84	10 Year U.S. Treasury Notes	Sep. 2024	9,238,688	(66,350)
63	10 Year U.S. Ultra Treasury Notes	Sep. 2024	7,152,469	(58,306)
85	20 Year U.S. Treasury Bonds	Sep. 2024	10,056,562	(86,419)
51	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	6,392,531	(56,311)

				(395,252)

				$6,334

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$925,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2028 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$72,919,227	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,646,561	—	—

Total	$74,565,788	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$401,586	$—	$—

Liabilities
Futures Contracts	$(395,252)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Fixed Income	96.5%
Short-Term	2.2

98.7
Other assets in excess of liabilities	1.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$401,586	*	Due from/to broker-variation margin futures	$395,252	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(117,497)

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2028 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$213,655

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$104,734,092
Futures Contracts - Short Positions (1)	98,918,277

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2028 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value:
Affiliated investments (cost $73,290,615)	$74,565,788
Deposit with broker for centrally cleared/exchange-traded derivatives	925,000
Due from broker-variation margin futures	149,605
Receivable for investments sold	3,836
Prepaid expenses	197

Total Assets	75,644,426

LIABILITIES
Audit fee payable	14,668
Management fee payable	12,020
Custodian and accounting fees payable	10,862
Fund data services payable	4,270
Payable for Portfolio shares purchased	4,038
Professional fees payable	3,743
Shareholders’ reports payable	3,460
Distribution fee payable	3,106
Accrued expenses and other liabilities	1,543
Transfer agent fee payable	777
Affiliated transfer agent fee payable	707
Trustees’ fees payable	322

Total Liabilities	59,516

NET ASSETS	$75,584,910

Net assets were comprised of:
Partners’ Equity	$75,584,910

Net asset value and redemption price per share, $75,584,910 / 6,819,633 outstanding shares of beneficial interest	$11.08

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$55,293
Interest income	32,296

Total income	87,589

EXPENSES
Management fee	186,368
Distribution fee	99,357
Custodian and accounting fees	22,715
Professional fees	17,023
Audit fee	14,667
Shareholders’ reports	5,043
Trustees’ fees	4,913
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	11,906

Total expenses	366,487
Less: Fee waiver and/or expense reimbursement	(8,147)

Net expenses	358,340

NET INVESTMENT INCOME (LOSS)	(270,751)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	39,392
Futures transactions	(117,497)

(78,105)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(80,332)
Futures	213,655

133,323

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	55,218

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(215,533)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(270,751)	$(578,486)
Net realized gain (loss) on investment transactions	(78,105)	(656,551)
Net change in unrealized appreciation (depreciation) on investments	133,323	6,059,172

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(215,533)	4,824,135

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [30,282 and 65,685 shares, respectively]	334,696	699,628
Portfolio shares purchased [945,166 and 2,049,942 shares, respectively]	(10,378,294)	(21,887,553)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(10,043,598)	(21,187,925)

TOTAL INCREASE (DECREASE)	(10,259,131)	(16,363,790)
NET ASSETS:
Beginning of period	85,844,041	102,207,831

End of period	$75,584,910	$85,844,041

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2028 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.10		$10.52	$12.24	$12.81	$11.17	$10.01

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.07)	(0.03)	— (b)	0.17	0.21
Net realized and unrealized gain (loss) on investment transactions	0.02		0.65	(1.69)	(0.57)	1.47	0.91

Total from investment operations.	(0.02)		0.58	(1.72)	(0.57)	1.64	1.12

Capital Contributions	—		—	—	—	—	0.04	(c)

Net Asset Value, end of period.	$11.08		$11.10	$10.52	$12.24	$12.81	$11.17

Total Return(d)	(0.18)%		5.51%	(14.05)%	(4.45)%	14.68%	11.59	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$76		$86	$102	$89	$3	$22
Average net assets (in millions)	$80		$93	$112	$50	$6	$37
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.90	%(g)	0.86%	0.83%	0.93%	0.93%	0.94%
Expenses before waivers and/or expense reimbursement	0.92	%(g)	0.88%	0.84%	1.06%	3.23%	1.25%
Net investment income (loss)	(0.68	)%(g)	(0.62)%	(0.29)%	0.01%	1.44%	1.99%
Portfolio turnover rate(h)	0	%(i)	1%	41%	230%	211%	179%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.19%.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)	Percent rounds to zero.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 95.9%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	727,028	$7,393,874

(cost $7,007,439)
SHORT-TERM INVESTMENT — 2.4%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $186,737)	186,737	186,737

TOTAL INVESTMENTS—98.3% (cost $7,194,176)(wa)		7,580,611
Other assets in excess of liabilities(z) — 1.7%		132,880

NET ASSETS — 100.0%		$7,713,491

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
79	5 Year U.S. Treasury Notes	Sep. 2024	$8,419,672	$38,606
13	10 Year U.S. Treasury Notes	Sep. 2024	1,429,797	10,338

				48,944

Short Positions:
9	2 Year U.S. Treasury Notes	Sep. 2024	1,837,969	(2,816)
23	3 Year U.S. Treasury Notes	Sep. 2024	4,783,641	(21,577)
6	10 Year U.S. Ultra Treasury Notes	Sep. 2024	681,188	(5,805)
9	20 Year U.S. Treasury Bonds	Sep. 2024	1,064,813	(9,966)
5	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	626,719	(5,453)

				(45,617)

				$3,327

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$158,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2029 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$7,393,874	$—	$—
Short-Term Investment
Affiliated Mutual Fund	186,737	—	—

Total	$7,580,611	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$48,944	$—	$—

Liabilities
Futures Contracts	$(45,617)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Fixed Income	95.9%
Short-Term	2.4

98.3
Other assets in excess of liabilities	1.7

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$48,944*	Due from/to broker-variation margin futures	$45,617*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(26,191)

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2029 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$7,851

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$9,373,079
Futures Contracts - Short Positions (1)	8,262,213

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2029 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value:
Affiliated investments (cost $7,194,176)	$7,580,611
Deposit with broker for centrally cleared/exchange-traded derivatives	158,000
Due from broker-variation margin futures	11,474
Due from Manager	1,937
Receivable for investments sold	281
Prepaid expenses	191

Total Assets	7,752,494

LIABILITIES
Audit fee payable	14,667
Custodian and accounting fees payable	10,608
Fund data services payable.	4,270
Professional fees payable	3,586
Shareholder reports fee payable.	1,778
Accrued expenses and other liabilities	1,247
Transfer agent fee payable	774
Commitment fees payable	753
Affiliated transfer agent fee payable	707
Distribution fee payable	317
Payable for Portfolio shares purchased	296

Total Liabilities	39,003

NET ASSETS	$7,713,491

Net assets were comprised of:
Partners’ Equity	$7,713,491

Net asset value and redemption price per share, $7,713,491 / 711,863 outstanding shares of beneficial interest	$ 10.84

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$ 5,853
Interest income	4,068

Total income	9,921

EXPENSES
Management fee	18,055
Distribution fee	9,628
Custodian and accounting fees	23,019
Professional fees	16,777
Audit fee	14,667
Fund data services	7,306
Shareholders’ reports	6,508
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Trustees’ fees	4,197
Miscellaneous	3,710

Total expenses	108,362
Less: Fee waiver and/or expense reimbursement	(73,319)

Net expenses	35,043

NET INVESTMENT INCOME (LOSS)	(25,122)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	6,685
Futures transactions	(26,191)

(19,506)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(617)
Futures	7,851

7,234

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(12,272)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (37,394)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(25,122)	$(51,305)
Net realized gain (loss) on investment transactions	(19,506)	(67,696)
Net change in unrealized appreciation (depreciation) on investments	7,234	612,568

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(37,394)	493,567

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [34,671 and 132,276 shares, respectively]	371,201	1,376,163
Portfolio shares purchased [58,297 and 301,297 shares, respectively]	(626,714)	(3,192,277)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(255,513)	(1,816,114)

TOTAL INCREASE (DECREASE)	(292,907)	(1,322,547)
NET ASSETS:
Beginning of period	8,006,398	9,328,945

End of period	$7,713,491	$8,006,398

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2029 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.89		$10.31	$12.27	$12.85	$11.05	$9.84

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.06)	(0.05)	0.10	0.17	0.16
Net realized and unrealized gain (loss) on investment transactions	(0.02)		0.64	(1.91)	(0.68)	1.63	1.05

Total from investment operations	(0.05)		0.58	(1.96)	(0.58)	1.80	1.21

Net Asset Value, end of period	$10.84		$10.89	$10.31	$12.27	$12.85	$11.05

Total Return(b)	(0.46)%		5.63%	(15.97)%	(4.51)%	16.29%	12.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 8		$ 8	$ 9	$ 3	$ 3	$ 48
Average net assets (in millions)	$ 8		$ 9	$ 8	$ 3	$ 10	$ 34
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91	%(d)	0.91%	0.91%	0.93%	0.93%	0.93%
Expenses before waivers and/or expense reimbursement	2.81	%(d)	2.47%	2.54%	6.01%	2.31%	1.18%
Net investment income (loss)	(0.65	)%(d)	(0.60)%	(0.43)%	0.80%	1.51%	1.45%
Portfolio turnover rate(e)	5%		15%	98%	68%	199%	177%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 96.1%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio* (cost $51,169,968)	5,168,959	$52,568,311

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,236,123)	1,236,123	1,236,123

TOTAL INVESTMENTS—98.3% (cost $52,406,091)(wa)		53,804,434
Other assets in excess of liabilities(z) — 1.7%		905,746

NET ASSETS — 100.0%		$54,710,180

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
19	5 Year U.S. Treasury Notes	Sep. 2024	$2,024,984	$8,883
442	10 Year U.S. Treasury Notes	Sep. 2024	48,613,096	326,470

				335,353

Short Positions:
65	2 Year U.S. Treasury Notes	Sep. 2024	13,274,219	(29,691)
56	3 Year U.S. Treasury Notes	Sep. 2024	11,647,125	(35,944)
46	10 Year U.S. Ultra Treasury Notes	Sep. 2024	5,222,438	(46,703)
63	20 Year U.S. Treasury Bonds	Sep. 2024	7,453,688	(65,317)
37	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	4,637,719	(40,876)

				(218,531)

				$116,822

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$906,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2030 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$52,568,311	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,236,123	—	—

Total	$53,804,434	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$335,353	$—	$—

Liabilities
Futures Contracts	$(218,531)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Fixed Income	96.1%
Short-Term	2.2

98.3
Other assets in excess of liabilities	1.7

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$335,353*	Due from/to broker-variation margin futures	$218,531*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(113,372)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2030 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(214,728)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$63,381,352
Futures Contracts - Short Positions (1)	53,817,985

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2030 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value:
Affiliated investments (cost $52,406,091)	$53,804,434
Deposit with broker for centrally cleared/exchange-traded derivatives	906,000
Due from broker-variation margin futures	50,556
Receivable for investments sold	7,153
Prepaid expenses	197

Total Assets	54,768,340

LIABILITIES
Audit fee payable	14,668
Custodian and accounting fees payable	11,805
Management fee payable	7,784
Payable for Portfolio shares purchased	7,529
Fund data services payable	4,270
Shareholders’ reports payable	3,460
Professional fees payable	2,960
Accrued expenses and other liabilities	2,719
Distribution fee payable	2,253
Affiliated transfer agent fee payable	707
Trustees’ fees payable	5

Total Liabilities	58,160

NET ASSETS	$54,710,180

Net assets were comprised of:
Partners’ Equity	$54,710,180

Net asset value and redemption price per share, $54,710,180 / 5,031,082 outstanding shares of beneficial interest	$ 10.87

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$ 43,325
Interest income	23,301

Total income	66,626

EXPENSES
Management fee	132,471
Distribution fee	70,721
Custodian and accounting fees	23,388
Professional fees	16,246
Audit fee	14,667
Shareholders’ reports	5,043
Trustees’ fees	4,615
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	11,339

Total expenses	282,985
Less: Fee waiver and/or expense reimbursement	(25,558)

Net expenses	257,427

NET INVESTMENT INCOME (LOSS)	(190,801)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	25,949
Futures transactions	(113,372)

(87,423)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(19,962)
Futures	(214,728)

(234,690)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(322,113)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(512,914)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ (190,801)	$ (371,630)
Net realized gain (loss) on investment transactions	(87,423)	(890,841)
Net change in unrealized appreciation (depreciation) on investments	(234,690)	4,494,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(512,914)	3,232,157

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [97,979 and 660,398 shares, respectively]	1,062,197	6,850,521
Portfolio shares purchased [538,642 and 814,407 shares, respectively]	(5,812,661)	(8,587,812)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(4,750,464)	(1,737,291)

TOTAL INCREASE (DECREASE)	(5,263,378)	1,494,866
NET ASSETS:
Beginning of period	59,973,558	58,478,692

End of period	$54,710,180	$59,973,558

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2030 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,				January 02, 2019(a) through December 31, 2019
			2023	2022	2021	2020
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.96		$10.39	$12.55	$13.10	$11.44	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.07)	(0.02)	0.10	0.12	0.15
Net realized and unrealized gain (loss) on investment transactions	(0.05)		0.64	(2.14)	(0.65)	1.54	1.29

Total from investment operations	(0.09)		0.57	(2.16)	(0.55)	1.66	1.44

Net Asset Value, end of period	$10.87		$10.96	$10.39	$12.55	$13.10	$11.44

Total Return(c)	(0.82)%		5.38%	(17.13)%	(4.20)%	14.51%	14.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 55		$ 60	$ 58	$ 73	$ 141	$ 34
Average net assets (in millions)	$ 57		$ 58	$ 64	$ 103	$ 213	$ 19
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.91%	0.91%	0.91%	0.81%	0.93	%(e)
Expenses before waivers and/or expense reimbursement	1.00	%(e)	0.98%	0.93%	0.91%	0.81%	1.44	%(e)
Net investment income (loss)	(0.67	)%(e)	(0.64)%	(0.15)%	0.83%	0.95%	1.28	%(e)
Portfolio turnover rate(f)	1%		12%	14%	56%	253%	384%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 96.6%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	7,011,832	$71,310,329

(cost $69,910,909)

SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,259,933)	1,259,933	1,259,933

TOTAL INVESTMENTS—98.3% (cost $71,170,842)(wa)		72,570,262
Other assets in excess of liabilities(z) — 1.7%		1,289,199

NET ASSETS — 100.0%		$73,859,461

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
665	10 Year U.S. Treasury Notes	Sep. 2024	$73,139,613	$458,174
100	10 Year U.S. Ultra Treasury Notes	Sep. 2024	11,353,125	94,085

				552,259

Short Positions:
80	2 Year U.S. Treasury Notes	Sep. 2024	16,337,500	(38,196)
359	5 Year U.S. Treasury Notes	Sep. 2024	38,261,549	(187,310)
86	20 Year U.S. Treasury Bonds	Sep. 2024	10,174,875	(90,194)
50	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	6,267,188	(55,434)

				(371,134)

				$181,125

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$1,360,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2031 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$71,310,329	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,259,933	—	—

Total	$72,570,262	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$552,259	$—	$—

Liabilities
Futures Contracts	$(371,134)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Fixed Income	96.6%
Short-Term	1.7

98.3
Other assets in excess of liabilities	1.7

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$552,259*	Due from/to broker-variation margin futures	$371,134*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(177,677)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2031 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(641,520)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$90,025,348
Futures Contracts - Short Positions (1)	76,749,682

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2031 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value:
Affiliated investments (cost $71,170,842)	$72,570,262
Deposit with broker for centrally cleared/exchange-traded derivatives	1,360,000
Receivable for investments sold	20,625
Prepaid expenses	199

Total Assets	73,951,086

LIABILITIES
Payable for Portfolio shares purchased	21,710
Due to broker-variation margin futures	15,124
Audit fee payable	14,667
Management fee payable	11,687
Custodian and accounting fees payable	11,458
Fund data services payable	4,270
Shareholder reports fee payable	3,435
Professional fees payable	3,050
Distribution fee payable	3,045
Accrued expenses and other liabilities	2,210
Affiliated transfer agent fee payable	707
Trustees’ fees payable	262

Total Liabilities	91,625

NET ASSETS	$73,859,461

Net assets were comprised of:
Partners’ Equity	$73,859,461

Net asset value and redemption price per share, $73,859,461 / 8,106,079 outstanding shares of beneficial interest	$ 9.11

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$ 46,074
Interest income	35,120

Total income	81,194

EXPENSES
Management fee	179,220
Distribution fee	95,579
Custodian and accounting fees	23,057
Professional fees	16,340
Audit fee	14,667
Shareholders’ reports	5,043
Trustees’ fees	4,893
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	11,949

Total expenses	355,243
Less: Fee waiver and/or expense reimbursement	(7,837)

Net expenses	347,406

NET INVESTMENT INCOME (LOSS)	(266,212)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	28,988
Futures transactions	(177,677)

(148,689)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(42,338)
Futures	(641,520)

(683,858)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(832,547)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,098,759)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ (266,212)	$ (546,113)
Net realized gain (loss) on investment transactions	(148,689)	(2,192,543)
Net change in unrealized appreciation (depreciation) on investments	(683,858)	7,095,757

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,098,759)	4,357,101

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [421,496 and 777,862 shares, respectively]	3,819,315	6,931,104
Portfolio shares purchased [1,290,468 and 2,523,890 shares, respectively]	(11,671,124)	(22,418,772)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(7,851,809)	(15,487,668)

TOTAL INCREASE (DECREASE)	(8,950,568)	(11,130,567)
NET ASSETS:
Beginning of period	82,810,029	93,940,596

End of period	$73,859,461	$82,810,029

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2031 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,			January 02, 2020(a) through
	June 30, 2024		2023	2022	2021	December 31, 2020
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$9.23		$8.76	$10.78	$11.32	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.06)	(0.02)	0.04	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.09)		0.53	(2.00)	(0.58)	1.29	(c)

Total from investment operations	(0.12)		0.47	(2.02)	(0.54)	1.32

Net Asset Value, end of period	$9.11		$9.23	$8.76	$10.78	$11.32

Total Return(d)	(1.30)%		5.37%	(18.74)%	(4.77)%	13.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$74		$83	$94	$90	$146
Average net assets (in millions)	$77		$87	$110	$148	$70
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.91	%(f)	0.87%	0.84%	0.88%	0.92	%(f)
Expenses before waivers and/or expense reimbursement	0.93	%(f)	0.89%	0.85%	0.88%	0.92	%(f)
Net investment income (loss)	(0.70	)%(f)	(0.63)%	(0.25)%	0.40%	0.28	%(f)
Portfolio turnover rate(g)	4%		6%	48%	102%	116%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 95.4%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	7,938,205	$80,731,543

(cost $79,224,505)

SHORT-TERM INVESTMENT — 3.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,585,343)	2,585,343	2,585,343

TOTAL INVESTMENTS—98.5% (cost $81,809,848)(wa)		83,316,886

Other assets in excess of liabilities(z) — 1.5%		1,266,459

NET ASSETS — 100.0%		$84,583,345

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
371	10 Year U.S. Treasury Notes	Sep. 2024	$40,804,205	$339,330
481	10 Year U.S. Ultra Treasury Notes	Sep. 2024	54,608,531	439,113

				778,443

Short Positions:
106	2 Year U.S. Treasury Notes	Sep. 2024	21,647,188	(52,939)
375	5 Year U.S. Treasury Notes	Sep. 2024	39,966,799	(196,197)
97	20 Year U.S. Treasury Bonds	Sep. 2024	11,476,313	(100,929)
57	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	7,144,594	(63,163)

				(413,228)

				$365,215

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$1,419,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2032 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$80,731,543	$—	$—
Short-Term Investment
Affiliated Mutual Fund	2,585,343	—	—

Total	$83,316,886	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$778,443	$—	$—

Liabilities
Futures Contracts	$(413,228)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Fixed Income	95.4%
Short-Term	3.1

98.5
Other assets in excess of liabilities	1.5

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$778,443	*	Due from/to broker-variation margin futures	$413,228	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(158,229)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2032 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,381,204)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$101,890,733
Futures Contracts - Short Positions (1)	86,264,507

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2032 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value:
Affiliated investments (cost $81,809,848)	$83,316,886
Deposit with broker for centrally cleared/exchange-traded derivatives	1,419,000
Receivable for Portfolio shares sold	35,837
Interest receivable	416
Prepaid expenses	197

Total Assets	84,772,336

LIABILITIES
Due to broker-variation margin futures	96,627
Payable for investments purchased	19,856
Payable for Portfolio shares purchased	14,936
Audit fee payable	14,667
Management fee payable	13,512
Custodian and accounting fees payable	11,346
Accrued expenses and other liabilities	7,007
Distribution fee payable	3,493
Shareholder reports fee payable	3,462
Professional fees payable	3,075
Affiliated transfer agent fee payable	707
Trustees’ fees payable	303

Total Liabilities	188,991

NET ASSETS	$84,583,345

Net assets were comprised of:
Partners’ Equity	$84,583,345

Net asset value and redemption price per share, $84,583,345 / 10,830,277 outstanding shares of beneficial interest	$7.81

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$55,124
Interest income	50,072

Total income	105,196

EXPENSES
Management fee	212,991
Distribution fee	113,538
Custodian and accounting fees	23,028
Professional fees	16,414
Audit fee	14,667
Trustees’ fees	5,052
Shareholders’ reports	5,043
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	11,947

Total expenses	407,175
Less: Fee waiver and/or expense reimbursement	(9,310)

Net expenses	397,865

NET INVESTMENT INCOME (LOSS)	(292,669)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	38,658
Futures transactions	(158,229)

(119,571)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(165,210)
Futures	(1,381,204)

(1,546,414)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(1,665,985)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,958,654)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(292,669)	$(622,621)
Net realized gain (loss) on investment transactions	(119,571)	(3,314,193)
Net change in unrealized appreciation (depreciation) on investments	(1,546,414)	9,455,688

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,958,654)	5,518,874

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [110,832 and 385,100 shares, respectively]	864,501	2,979,204
Portfolio shares purchased [2,282,847 and 3,852,336 shares, respectively]	(17,676,942)	(29,648,600)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(16,812,441)	(26,669,396)

TOTAL INCREASE (DECREASE)	(18,771,095)	(21,150,522)
NET ASSETS:
Beginning of period	103,354,440	124,504,962

End of period	$84,583,345	$103,354,440

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2032 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,		January 04, 2021(a) through
	June 30, 2024		2023	2022	December 31, 2021
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$7.95		$7.56	$9.47	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.04)	(0.01)	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.12)		0.43	(1.90)	(0.57)

Total from investment operations	(0.14)		0.39	(1.91)	(0.53)

Net Asset Value, end of period	$7.81		$7.95	$7.56	$9.47

Total Return(c)	(1.76)%		5.16%	(20.17)%	(5.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$85		$103	$125	$103
Average net assets (in millions)	$91		$113	$141	$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.83%	0.81%	0.93	%(f)
Expenses before waivers and/or expense reimbursement	0.90	%(e)	0.85%	0.82%	1.17	%(f)
Net investment income (loss)	(0.64	)%(e)	(0.55)%	(0.17)%	0.44	%(f)
Portfolio turnover rate(g)	0	%(h)	4%	34%	375%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(h)	Percent rounds to zero.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2033
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 94.5%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	388,174	$3,947,730

(cost $3,716,687)

SHORT-TERM INVESTMENT — 2.3%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $94,090)	94,090	94,090

TOTAL INVESTMENTS—96.8% (cost $3,810,777)(wa)		4,041,820

Other assets in excess of liabilities(z) — 3.2%		133,458

NET ASSETS — 100.0%		$4,175,278

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:

46	10 Year U.S. Ultra Treasury Notes	Sep. 2024	$5,222,438	$39,827

Short Positions:
5	2 Year U.S. Treasury Notes	Sep. 2024	1,021,094	(2,643)
17	5 Year U.S. Treasury Notes	Sep. 2024	1,811,828	(12,857)
8	10 Year U.S. Treasury Notes	Sep. 2024	879,875	(7,042)
4	20 Year U.S. Treasury Bonds	Sep. 2024	473,250	(4,209)
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	376,031	(3,153)

				(29,904)

				$9,923

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$180,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2033 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$3,947,730	$—	$—
Short-Term Investment
Affiliated Mutual Fund	94,090	—	—

Total	$4,041,820	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$39,827	$—	$—

Liabilities
Futures Contracts	$(29,904)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Fixed Income	94.5%
Short-Term	2.3

96.8
Other assets in excess of liabilities	3.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$39,827	*	Due from/to broker-variation margin futures	$29,904	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$5,746

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2033 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(98,707)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$6,047,214
Futures Contracts - Short Positions (1)	5,401,151

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2033 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value:
Affiliated investments (cost $3,810,777)	$4,041,820
Deposit with broker for centrally cleared/exchange-traded derivatives	180,000
Due from Manager	2,001
Receivable for investments sold	6
Prepaid expenses	193

Total Assets	4,224,020

LIABILITIES
Audit fee payable	14,667
Custodian and accounting fees payable	11,315
Due to broker-variation margin futures	9,211
Fund data services payable.	4,270
Shareholders’ reports payable	3,702
Professional fees payable	3,169
Accrued expenses and other liabilities	1,522
Affiliated transfer agent fee payable	707
Distribution fee payable	172
Payable for Portfolio shares purchased	7

Total Liabilities	48,742

NET ASSETS	$4,175,278

Net assets were comprised of:
Partners’ Equity	$4,175,278

Net asset value and redemption price per share, $4,175,278 / 514,210 outstanding shares of beneficial interest	$8.12

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
Affiliated dividend income	$1,502

EXPENSES
Management fee	9,865
Distribution fee	5,263
Custodian and accounting fees	23,018
Professional fees	16,349
Audit fee	14,667
Fund data services	7,306
Shareholders’ reports	5,043
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Trustees’ fees	4,177
Commitment fees	1,771
Miscellaneous	3,001

Total expenses	94,955
Less: Fee waiver and/or expense reimbursement	(75,798)

Net expenses	19,157

NET INVESTMENT INCOME (LOSS)	(17,655)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(1,092)
Futures transactions	5,746

4,654

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	557
Futures	(98,707)

(98,150)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(93,496)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(111,151)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(17,655)	$(33,959)
Net realized gain (loss) on investment transactions	4,654	(194,121)
Net change in unrealized appreciation (depreciation) on investments	(98,150)	481,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(111,151)	253,709

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [997 and 216,129 shares, respectively]	8,250	1,677,804
Portfolio shares purchased [29,521 and 269,729 shares, respectively]	(238,072)	(2,156,923)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(229,822)	(479,119)

TOTAL INCREASE (DECREASE)	(340,973)	(225,410)
NET ASSETS:
Beginning of period	4,516,251	4,741,661

End of period	$4,175,278	$4,516,251

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2033 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023	January 03, 2022(a) through December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$8.32		$7.95	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.06)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	(0.17)		0.43	(2.03)

Total from investment operations	(0.20)		0.37	(2.05)

Net Asset Value, end of period	$8.12		$8.32	$7.95

Total Return(c)	(2.40)%		4.65%	(20.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4		$5	$5
Average net assets (in millions)	$4		$5	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.91%	0.91	%(f)
Expenses before waivers and/or expense reimbursement	4.51	%(e)	4.04%	3.67	%(f)
Net investment income (loss)	(0.84	)%(e)	(0.74)%	(0.24	)%(f)
Portfolio turnover rate(g)	0	%(h)	37%	87%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(h)	Percent rounds to zero.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2034
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 94.0%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio* (cost $4,900,623)	510,732	$5,194,142

SHORT-TERM INVESTMENT — 2.6%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $142,396)	142,396	142,396

TOTAL INVESTMENTS—96.6% (cost $5,043,019)(wa)		5,336,538

Other assets in excess of liabilities(z) — 3.4%		189,204

NET ASSETS — 100.0%		$5,525,742

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
66	10 Year U.S. Ultra Treasury Notes	Sep. 2024	$7,493,062	$56,159
1	20 Year U.S. Treasury Bonds	Sep. 2024	118,313	1,373

				57,532

Short Positions:
7	2 Year U.S. Treasury Notes	Sep. 2024	1,429,531	(3,583)
21	5 Year U.S. Treasury Notes	Sep. 2024	2,238,141	(15,885)
23	10 Year U.S. Treasury Notes	Sep. 2024	2,529,641	(18,915)
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	501,375	(4,576)

				(42,959)

				$14,573

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$240,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2034 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$5,194,142	$—	$—
Short-Term Investment
Affiliated Mutual Fund	142,396	—	—

Total	$5,336,538	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$57,532	$—	$—

Liabilities
Futures Contracts	$(42,959)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Fixed Income	94.0%
Short-Term	2.6

96.6
Other assets in excess of liabilities	3.4

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$57,532*	Due from/to broker-variation margin futures	$42,959*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$7,621

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2034 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(141,406)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$7,430,823
Futures Contracts - Short Positions (1)	6,532,779

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2034 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value:
Affiliated investments (cost $5,043,019)	$5,336,538
Deposit with broker for centrally cleared/exchange-traded derivatives	240,000
Due from Manager	1,839
Receivable for investments sold	25
Prepaid expenses	193

Total Assets	5,578,595

LIABILITIES
Due to broker-variation margin futures	17,774
Audit fee payable	14,667
Custodian and accounting fees payable	11,013
Fund data services payable.	4,270
Professional fees payable	3,950
Affiliated transfer agent fee payable	707
Distribution fee payable	228
Accrued expenses and other liabilities	217
Payable for Portfolio shares purchased	27

Total Liabilities	52,853

NET ASSETS	$5,525,742

Net assets were comprised of:
Partners’ Equity	$5,525,742

Net asset value and redemption price per share, $5,525,742 / 547,856 outstanding shares of beneficial interest	$10.09

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$6,199
Affiliated dividend income	2,056

Total income	8,255

EXPENSES
Management fee	12,524
Distribution fee	6,683
Custodian and accounting fees.	22,716
Professional fees	17,349
Audit fee	14,667
Fund data services	7,306
Shareholders’ reports	4,550
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Trustees’ fees	4,177
Miscellaneous	4,860

Total expenses	99,327
Less: Fee waiver and/or expense reimbursement	(75,002)

Net expenses	24,325

NET INVESTMENT INCOME (LOSS)	(16,070)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(4,108)
Futures transactions	7,621

3,513

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	8,869
Futures	(141,406)

(132,537)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(129,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(145,094)

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	January 03, 2023(a) through December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(16,070)	$(24,279)
Net realized gain (loss) on investment transactions	3,513	(224,249)
Net change in unrealized appreciation (depreciation) on investments	(132,537)	440,629

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(145,094)	192,101

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [57,552 and 535,622 shares, respectively]	578,173	5,348,630
Portfolio shares purchased [29,256 and 16,062 shares, respectively]	(292,974)	(155,094)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	285,199	5,193,536

TOTAL INCREASE (DECREASE)	140,105	5,385,637
NET ASSETS:
Beginning of period	5,385,637	—

End of period	$5,525,742	$5,385,637

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2034 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		January 03, 2023(a) through December 31, 2023
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.37		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.05)
Net realized and unrealized gain (loss) on investment transactions	(0.25)		0.42

Total from investment operations	(0.28)		0.37

Net Asset Value, end of period	$10.09		$10.37

Total Return(c)	(2.70)%		3.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6		$5
Average net assets (in millions)	$5		$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.91	%(f)
Expenses before waivers and/or expense reimbursement	3.72	%(e)	3.66	%(f)
Net investment income (loss)	(0.60	)%(e)	(0.48	)%(f)
Portfolio turnover rate(g)	8%		11%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2035
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 91.9%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio* (cost $4,480,202)	443,307	$4,508,433

SHORT-TERM INVESTMENT — 3.0%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $145,883)	145,883	145,883

TOTAL INVESTMENTS—94.9% (cost $4,626,085)(wa)		4,654,316

Other assets in excess of liabilities(z) — 5.1%		249,326

NET ASSETS — 100.0%		$4,903,642

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
47	10 Year U.S. Ultra Treasury Notes	Sep. 2024	$5,335,969	$40,334
11	20 Year U.S. Treasury Bonds	Sep. 2024	1,301,438	13,711

				54,045

Short Positions:
6	2 Year U.S. Treasury Notes	Sep. 2024	1,225,313	(3,285)
19	5 Year U.S. Treasury Notes	Sep. 2024	2,024,984	(14,438)
19	10 Year U.S. Treasury Notes	Sep. 2024	2,089,703	(16,003)
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	376,031	(3,153)

				(36,879)

				$17,166

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$275,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BOND PORTFOLIO 2035 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$4,508,433	$—	$—
Short-Term Investment
Affiliated Mutual Fund	145,883	—	—

Total	$4,654,316	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$54,045	$—	$—

Liabilities
Futures Contracts	$(36,879)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2024 were as follows:

Fixed Income	91.9%
Short-Term	3.0

94.9
Other assets in excess of liabilities	5.1

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$54,045	*	Due from/to broker-variation margin futures	$36,879	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(133,027)

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BOND PORTFOLIO 2035 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$17,166

For the period ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$6,680,259
Futures Contracts - Short Positions (1)	5,732,297

*	Average volume is based on average quarter end balances for the period ended June 30, 2024.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BOND PORTFOLIO 2035 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value:
Affiliated investments (cost $4,626,085)	$4,654,316
Deposit with broker for centrally cleared/exchange-traded derivatives	275,000
Due from Manager	1,351
Prepaid expenses and other assets	23,879

Total Assets	4,954,546

LIABILITIES
Due to broker-variation margin futures	21,532
Audit fee payable	13,891
Custodian and accounting fees payable	10,800
Accrued expenses and other liabilities	1,958
Shareholder reports fee payable	1,132
Affiliated transfer agent fee payable	707
Transfer agent fee payable	681
Distribution fee payable	203

Total Liabilities	50,904

NET ASSETS	$4,903,642

Net assets were comprised of:
Partners’ Equity	$4,903,642

Net asset value and redemption price per share, $4,903,642 / 500,923 outstanding shares of beneficial interest	$9.79

STATEMENT OF OPERATIONS (unaudited)

For the Period January 02, 2024(a) through June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$5,739
Affiliated dividend income	2,992

Total income	8,731

EXPENSES
Management fee	11,234
Distribution fee	5,994
Custodian and accounting fees	21,572
Audit fee	13,891
Professional fees.	10,285
Fund data services	5,828
Shareholders’ reports	4,550
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,401
Directors’ fees	4,154
Miscellaneous	2,121

Total expenses	84,030
Less: Fee waiver and/or expense reimbursement	(62,212)

Net expenses	21,818

NET INVESTMENT INCOME (LOSS)	(13,087)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(2,279)
Futures transactions	(133,027)

(135,306)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	28,231
Futures	17,166

45,397

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(89,909)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(102,996)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

January 02, 2024(a) through June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(13,087)
Net realized gain (loss) on investment transactions	(135,306)
Net change in unrealized appreciation (depreciation) on investments	45,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(102,996)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold(506,527 shares)	5,061,178
Portfolio shares purchased [5,604 shares]	(54,540)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	5,006,638

TOTAL INCREASE (DECREASE)	4,903,642
NET ASSETS:
Beginning of period	—

End of period	$4,903,642

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BOND PORTFOLIO 2035 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	January 02, 2024(a) through June 30, 2024
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investment	(0.18)

Total from investment operations	(0.21)

Net Asset Value, end of period	$9.79

Total Return(c)	(2.10)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5
Average net assets (in millions)	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)
Expenses before waivers and/or expense reimbursement	3.49	%(e)
Net investment income (loss)	(0.54	)%(e)
Portfolio turnover rate(f)	6%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 104.4%
ASSET-BACKED SECURITIES — 12.0%
Automobiles — 3.1%
American Credit Acceptance Receivables Trust,
Series 2023-03, Class B, 144A
6.090%	11/12/27	1,345	$1,347,424
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	1,800	1,816,899
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	2,054	2,049,946
Series 2024-A, Class A2, 144A
5.300%	11/15/32	1,000	996,347
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	278	272,972
Series 2021-01A, Class D, 144A
3.710%	08/20/27	5,000	4,534,993
Series 2021-02A, Class A, 144A
1.660%	02/20/28	4,700	4,299,898
Series 2022-01A, Class A, 144A
3.830%	08/21/28	5,300	5,062,341
Series 2023-02A, Class A, 144A
5.200%	10/20/27	800	795,876
Series 2023-07A, Class A, 144A
5.900%	08/21/28	1,530	1,547,556
Series 2024-01A, Class A, 144A
5.360%	06/20/30	2,660	2,647,681
Series 2024-03A, Class A, 144A
5.230%	12/20/30	4,905	4,860,206
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	999	1,003,744
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	387	388,857
Chesapeake Funding II LLC,
Series 2023-01A, Class A1, 144A
5.650%	05/15/35	2,005	2,004,410
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	969	968,426
Citizens Auto Receivables Trust,
Series 2024-01, Class A4, 144A
5.030%	10/15/30	1,255	1,247,563
CPS Auto Receivables Trust,
Series 2023-B, Class A, 144A
5.910%	08/16/27	1,796	1,796,446
Credit Acceptance Auto Loan Trust,
Series 2024-01A, Class A, 144A
5.680%	03/15/34	1,550	1,553,813
DT Auto Owner Trust,
Series 2023-02A, Class B, 144A
5.410%	02/15/29	1,180	1,173,840
Enterprise Fleet Financing LLC,
Series 2023-01, Class A3, 144A
5.420%	10/22/29	1,650	1,649,008
Series 2023-02, Class A2, 144A
5.560%	04/22/30	2,091	2,091,183
Series 2024-01, Class A3, 144A
5.160%	09/20/30	645	644,400

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Exeter Automobile Receivables Trust,
Series 2023-03A, Class B
6.110%	09/15/27	646	$646,386
Flagship Credit Auto Trust,
Series 2022-03, Class B, 144A
4.690%	07/17/28	2,247	2,216,893
Series 2023-01, Class B, 144A
5.050%	01/18/28	596	589,459
Series 2023-02, Class B, 144A
5.210%	05/15/28	1,482	1,467,435
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33	1,730	1,636,621
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	370,897
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	941,713
Series 2023-01, Class A, 144A
4.850%	08/15/35	3,600	3,569,946
Series 2023-02, Class A, 144A
5.280%	02/15/36	2,200	2,216,177
Series 2024-01, Class A, 144A
4.870%	08/15/36	4,500	4,462,731
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	2,700	2,681,898
GM Financial Consumer Automobile Receivables Trust,
Series 2024-01, Class B
5.160%	08/16/29	195	194,459
GM Financial Revolving Receivables Trust,
Series 2024-01, Class A, 144A
4.980%	12/11/36	1,300	1,294,850
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	3,200	3,194,288
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	3,776	3,446,136
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28	5,600	5,135,443
Series 2023-03A, Class A, 144A
5.940%	02/25/28	5,780	5,805,705
Honda Auto Receivables Owner Trust,
Series 2021-04, Class A3
0.880%	01/21/26	316	309,242
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class B, 144A
5.350%	05/15/28	1,485	1,481,891
Hyundai Auto Receivables Trust,
Series 2021-C, Class A3
0.740%	05/15/26	352	345,785
JPMorgan Chase Bank NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	47	46,297
Series 2021-03, Class D, 144A
1.009%	02/26/29	95	93,292

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,772	$1,747,296
Series 2021-01A, Class C, 144A
1.420%	07/14/28	765	710,653
Series 2021-01A, Class D, 144A
1.620%	11/14/30	225	209,190
Series 2023-01A, Class A, 144A
5.410%	11/14/29	7,540	7,531,404
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	320	318,911
Santander Drive Auto Receivables Trust,
Series 2021-01, Class D
1.130%	11/16/26	871	856,757
Series 2021-02, Class D
1.350%	07/15/27	3,004	2,926,091
Series 2023-01, Class B
4.980%	02/15/28	1,255	1,246,875
Series 2023-03, Class B
5.610%	07/17/28	2,015	2,016,607
Series 2023-03, Class C
5.770%	11/15/30	1,100	1,107,127
Series 2023-04, Class C
6.040%	12/15/31	2,000	2,027,068
Series 2024-02, Class C
5.840%	06/17/30	500	504,337
SBNA Auto Lease Trust,
Series 2024-A, Class A4, 144A
5.240%	01/22/29	750	748,835
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class A4, 144A
5.470%	12/20/29	1,670	1,678,312
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	100,779
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	202,876
Series 2024-01A, Class B, 144A
5.380%	01/21/31	285	286,201
Tricolor Auto Securitization Trust,
Series 2023-01A, Class A, 144A
6.480%	08/17/26	201	201,392
Series 2024-01A, Class A, 144A
6.610%	10/15/27	1,239	1,241,671
Volkswagen Auto Loan Enhanced Trust,
Series 2021-01, Class A3
1.020%	06/22/26	597	586,156
Westlake Automobile Receivables Trust,
Series 2023-01A, Class B, 144A
5.410%	01/18/28	665	662,649
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	3,259	3,259,310
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	2,000	2,000,339

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	1,140	$1,133,050

			120,205,259

Collateralized Debt Obligation — 0.0%
MF1 Ltd.,
Series 2021-FL06, Class A, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
6.546%(c)	07/16/36	1,240	1,230,082

Collateralized Loan Obligations — 5.2%
AB BSL CLO Ltd. (Cayman Islands),
Series 2023-04A, Class A, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.325%(c)	04/20/36	670	675,359
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.656%(c)	04/20/33	250	250,749
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.690%(c)	07/15/31	795	795,439
AMMC CLO Ltd. (Cayman Islands),
Series 2017-21A, Class A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)
6.840%(c)	11/02/30	104	104,250
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
6.891%(c)	04/28/37	5,000	5,003,992
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.752%(c)	04/25/34	EUR 1,722	1,835,417
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.670%(c)	04/15/31	652	653,810
Series 2013-15A, Class A1RR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.596%(c)	04/20/31	382	382,583
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.676%(c)	04/15/32	EUR 5,504	5,875,596
Ares Loan Funding Ltd. (United Kingdom),
Series 2023-ALF4A, Class A1, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.079%(c)	10/15/36	1,130	1,138,039
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	10/17/32	4,285	4,285,000

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2023-04A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)
7.825%(c)	10/21/36		3,375	$3,416,454
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.659%(c)	07/18/30		589	589,556
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.661%(c)	05/17/31		904	904,018
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
6.643%(c)	03/09/34		8,250	8,250,000
Battalion CLO Ltd.,
Series 2024-25A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.472%(c)	03/13/37		3,360	3,392,283
Birch Grove CLO Ltd. (Cayman Islands),
Series 2022-04A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
7.139%(c)	07/15/37		1,440	1,440,000
Series 2023-05A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.525%(c)	04/20/35		340	342,128
Birch Grove CLO Ltd. (United Kingdom),
Series 2023-07A, Class A1, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
7.177%(c)	10/20/36		670	674,844
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 0.000%)
6.766%(c)	10/22/30		364	364,216
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.506%(c)	04/15/31	EUR	2,082	2,207,005
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.896%(c)	10/15/35	EUR	3,810	4,062,992
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.549%(c)	04/17/31		394	393,846
Carlyle US CLO Ltd. (Cayman Islands),
Series 2024-02A, Class A, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.845%(c)	04/25/37		1,800	1,798,538
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
6.522%(c)	01/15/32		7,000	7,000,000
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	01/20/35		3,040	3,043,012

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.766%(c)	07/20/34	2,496	$2,503,625
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.626%(c)	04/20/31	1,269	1,271,037
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.730%(c)	07/15/34	2,708	2,715,723
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.848%(c)	04/22/37	1,250	1,250,459
CIFC Funding Ltd.,
Series 2020-03A, Class A1R, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.716%(c)	10/20/34	310	310,844
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.685%(c)	10/25/33	3,430	3,433,943
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.870%(c)	07/15/29	30	30,211
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.710%(c)	07/15/31	1,705	1,708,139
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.780%(c)	07/15/34	450	450,204
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1RR, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.831%(c)	04/20/37	630	630,647
Series 2022-06A, Class BR, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.717%(c)	10/17/36	3,170	3,208,250
Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)
7.578%(c)	04/16/36	2,195	2,214,571
Empower CLO Ltd. (Cayman Islands),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.529%(c)	07/15/36	760	765,586
Flatiron CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
6.529%(c)	04/17/31	472	472,192
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class ARR, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.560%(c)	10/15/30	596	596,222
Goldentree Loan Management US CLO Ltd. (Cayman Islands),
Series 2020-07A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.656%(c)	04/20/34	560	561,116

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Goldentree Loan Management US CLO Ltd. (United Kingdom),
Series 2022-15A, Class BR, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.725%(c)	10/20/36		4,570	$4,631,251
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.729%(c)	04/15/34		2,083	2,085,047
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.765%(c)	10/20/31		1,430	1,432,087
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.875%(c)	04/15/33		2,083	2,087,274
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.782%(c)	04/25/34	EUR	1,042	1,110,392
Hildene Community Funding CDO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A
2.600%	11/01/35		857	724,199
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.645%(c)	01/22/35		340	340,170
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.726%(c)	04/20/34		970	972,148
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.556%(c)	07/15/31	EUR	2,496	2,661,426
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/34		4,045	4,050,467
Kings Park CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.716%(c)	01/21/35		340	341,046
LCM Ltd. (Cayman Islands),
Series 29A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.660%(c)	04/15/31		250	250,495
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.925%(c)	01/22/37		495	498,485
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.670%(c)	10/15/32		4,575	4,579,118
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.852%(c)	04/15/37		5,000	5,033,615
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.825%(c)	04/20/37		870	873,219

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.769%(c)	12/18/30	268	$268,569
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.561%(c)	10/12/30	1,346	1,346,292
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.710%(c)	07/15/31	1,877	1,876,535
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)
6.789%(c)	04/15/34	710	709,789
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.836%(c)	10/20/30	279	280,184
Series 2015-02A, Class ARR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	04/28/34	990	992,853
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-20A, Class ARR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.750%(c)	07/15/34	450	451,012
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1R, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.853%(c)	04/20/38	890	896,166
NGC Ltd. (United Kingdom),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.932%(c)	07/20/37	8,250	8,254,125
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.666%(c)	04/26/31	180	180,159
Series 2020-20A, Class A1R, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.823%(c)	04/18/37	5,425	5,464,195
Octagon 61 Ltd.,
Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)
7.675%(c)	04/20/36	3,085	3,114,074
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.377%(c)	10/18/35	5,000	5,015,800
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.836%(c)	10/22/30	88	87,839
Palmer Square CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1A3, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.262%)
6.579%(c)	10/17/31	187	187,423

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.709%(c)	01/17/31	385	$385,369
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.857%(c)	04/16/37	1,300	1,307,158
Palmer Square CLO Ltd. (United Kingdom),
Series 2022-05A, Class A, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.325%(c)	10/20/35	340	343,451
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.824%(c)	02/14/34	720	722,335
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.740%(c)	07/15/31	1,391	1,392,096
Rad CLO Ltd. (Cayman Islands),
Series 2018-02A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.670%(c)	10/15/31	275	275,606
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.705%(c)	07/24/32	430	430,557
Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.830% (Cap N/A, Floor 1.830%)
7.202%(c)	01/20/37	1,340	1,351,090
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)

6.776%(c)	10/20/30	527	527,630
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.746%(c)	10/20/31	2,614	2,616,548
RR Ltd. (Bermuda),
Series 2022-23A, Class A2R, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)
7.979%(c)	10/15/35	4,575	4,605,895
Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)
6.856%(c)	04/20/33	350	350,982
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.686%(c)	07/20/34	7,000	7,007,000
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.656%(c)	01/26/31	603	603,204
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.760%(c)	07/15/34	3,130	3,131,565
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.322%)
6.646%(c)	07/20/32	250	250,200

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.712%(c)	04/25/30	EUR	1,688	$1,801,631
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.536%(c)	02/20/30	EUR	4,101	4,368,876
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.840%(c)	10/15/30		253	252,579
Storm King Park CLO Ltd. (United Kingdom),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.379%(c)	10/15/35		250	250,890
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.666%(c)	04/20/33		272	272,426
Symphony CLO Ltd. (Bermuda),
Series 2023-40A, Class A1, 144A, 3 Month SOFR + 1.640% (Cap N/A, Floor 1.640%)
6.969%(c)	01/14/34		1,300	1,302,845
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	10/29/34		1,815	1,817,650
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.765%(c)	07/25/34		2,083	2,084,933
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.819%(c)	01/17/30		537	537,914
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.195%(c)	01/20/36		8,250	8,292,302
Trestles CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1, 144A, 3 Month SOFR + 1.592% (Cap N/A, Floor 1.330%)
6.916%(c)	01/20/33		1,140	1,140,641
Series 2021-04A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.756%(c)	07/21/34		580	581,587
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.756%(c)	10/20/34		600	600,997
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	07/17/31		1,210	1,211,351
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/31		7,576	7,583,529

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/17/31		640	$640,794
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.800%(c)	10/15/34		1,140	1,144,237

				200,983,217

Consumer Loans — 0.6%
Affirm Asset Securitization Trust,
Series 2023-A, Class 1A, 144A
6.610%	01/18/28		1,595	1,600,896
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		2,500	2,496,133
Series 2024-A, Class A, 144A
5.610%	02/15/29		1,320	1,315,877
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46		4,810	3,997,305
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	205	147,617
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51		184	169,820
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,816	1,664,391
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 144A
1.860%	03/20/36		180	166,556
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36		2,382	2,242,372
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,934	2,739,589
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.093%(c)	06/16/36		1,756	1,752,363
Series 2022-02A, Class A, 144A
4.890%	10/14/34		2,210	2,192,755
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		4,000	4,048,505

				24,534,179

Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2021-01, Class A
0.900%	11/15/26		4,910	4,823,949
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		737	710,392

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Credit Cards (cont’d.)
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
6.116%(c)	07/15/32	GBP	1,700	$2,151,426

				7,685,767

Equipment — 0.2%
Auxilior Term Funding LLC,
Series 2024-01A, Class A3, 144A
5.490%	07/15/31		1,440	1,438,797
CNH Equipment Trust,
Series 2023-A, Class A4
4.770%	10/15/30		715	706,197
Commercial Equipment Finance LLC,
Series 2024-01A, Class A, 144A
5.970%	07/16/29		1,828	1,826,311
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,440	1,361,500
SCF Equipment Leasing LLC,
Series 2024-01A, Class A3, 144A
5.520%	01/20/32		945	950,395

				6,283,200

Home Equity Loans — 0.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.100%(c)	05/25/34		129	120,450
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.960%(c)	03/25/43		59	58,512
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%	04/25/54		973	978,536
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
5.940%(c)	01/25/34		323	308,147
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.160%(c)	09/25/34		86	73,910
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.360%(c)	04/25/34		174	166,183
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
6.480%(c)	10/25/33		7	6,965
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.100%(c)	08/25/33		104	101,517
Option One Mortgage Loan Trust,
Series 2007-FXD02, Class 1A1
5.820%	03/25/37		3,749	3,243,491

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	943	$944,183
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	309	309,019
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	279	278,074
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	95	94,494
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	1,778	1,780,473

			8,463,954

Other — 1.9%
Aligned Data Centers Issuer LLC,
Series 2023-01A, Class A2, 144A
6.000%	08/17/48	2,270	2,271,295
CF Hippolyta Issuer LLC,
Series 2020-01, Class A1, 144A
1.690%	07/15/60	906	858,067
Series 2021-01A, Class A1, 144A
1.530%	03/15/61	391	358,243
Series 2022-01A, Class A1, 144A
5.970%	08/15/62	592	583,109
CoreVest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	483	475,173
Series 2020-03, Class A, 144A
1.358%	08/15/53	985	929,892
DB Master Finance LLC,
Series 2019-01A, Class A23, 144A
4.352%	05/20/49	5,367	5,082,660
Series 2021-01A, Class A23, 144A
2.791%	11/20/51	2,038	1,685,751
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51	2,004	1,759,756
Domino’s Pizza Master Issuer LLC,
Series 2015-01A, Class A2II, 144A
4.474%	10/25/45	2,718	2,664,473
Series 2017-01A, Class A23, 144A
4.118%	07/25/47	1,626	1,555,847
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	3,350	3,052,337
Series 2021-01A, Class A2II, 144A
3.151%	04/25/51	2,076	1,783,248
FHLMC Structured Pass-Through Certificates,
Series 2017-SR01, Class A3
3.089%	11/25/27	244	230,546
FirstKey Homes Trust,
Series 2021-SFR02, Class A, 144A
1.376%	09/17/38	3,240	2,958,827
Series 2022-SFR01, Class A, 144A
4.145%	05/19/39	1,149	1,107,095
Home Partners of America Trust,
Series 2021-02, Class A, 144A
1.901%	12/17/26	4,068	3,735,925

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
MVW LLC,
Series 2024-01A, Class C, 144A
6.200%	02/20/43	599	$600,063
New Economy Assets Phase Sponsor LLC,
Series 2021-01, Class A1, 144A
1.910%	10/20/61	3,210	2,860,040
Progress Residential Trust,
Series 2021-SFR01, Class A, 144A
1.052%	04/17/38	5,454	5,048,879
Series 2021-SFR03, Class A, 144A
1.637%	05/17/26	3,824	3,561,430
Series 2021-SFR08, Class A, 144A
1.510%	10/17/38	3,692	3,380,950
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	673	597,120
Series 2022-SFR03, Class A, 144A
3.200%	04/17/39	1,086	1,022,732
Series 2022-SFR04, Class A, 144A
4.438%	05/17/41	2,991	2,883,745
Retained Vantage Data Centers Issuer LLC,
Series 2023-01A, Class A2A, 144A
5.000%	09/15/48	3,400	3,274,623
Stack Infrastructure Issuer LLC,
Series 2023-02A, Class A2, 144A
5.900%	07/25/48	1,925	1,910,409
Series 2024-01A, Class A2, 144A
5.900%	03/25/49	1,055	1,042,554
Subway Funding LLC,
Series 2024-01A, Class A2I, 144A
6.028%	07/30/54	4,810	4,859,504
Taco Bell Funding LLC,
Series 2021-01A, Class A2II, 144A
2.294%	08/25/51	3,439	2,981,519
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39	5,085	4,870,603
VB-S1 Issuer LLC,
Series 2024-01A, Class C2, 144A
5.590%	05/15/54	2,165	2,164,031
Wendy’s Funding LLC,
Series 2021-01A, Class A2II, 144A
2.775%	06/15/51	3,104	2,589,851

			74,740,297

Residential Mortgage-Backed Securities — 0.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.060%(c)	02/25/34	27	25,554
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.106%(c)	10/25/34	65	62,498
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.060%(c)	07/25/36	3,879	3,401,040

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.510%(c)	11/25/34			19		$18,663
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35			4		3,277
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.803%(cc)	11/25/32			606		597,244
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
7.935%(c)	06/25/34			66		64,263
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.305%(c)	01/25/35			69		67,124
RAMP Trust,
Series 2006-RZ02, Class M1, 1 Month SOFR + 0.444% (Cap 14.000%, Floor 0.330%)
5.955%(c)	05/25/36			1,854		1,821,408
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.379%(c)	09/25/34			263		261,780
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40	^	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
7.088%(c)	03/15/26	^	EUR	3,031		2,425,733

						8,748,585

Small Business Loan — 0.0%
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39			300		271,921
Series 2019-25G, Class 1
2.690%	07/01/44			562		487,864

						759,785

Student Loans — 0.4%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
6.560%(c)	07/25/51			46		46,137
Series 2021-C, Class B, 144A
2.720%	07/26/55			102		89,965
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43			1,287		1,194,242
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48			48		46,600
Navient Private Education Refi Loan Trust,
Series 2020-FA, Class A, 144A
1.220%	07/15/69			331		300,014
Series 2021-FA, Class A, 144A
1.110%	02/18/70			1,742		1,489,321

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Series 2023-A, Class A, 144A
5.510%	10/15/71	2,197	$2,203,726
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	1,400	1,137,448
Series 2021-CA, Class C, 144A
3.360%	04/20/62	100	80,769
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
0.000%	09/18/46	63,950	1,793,348
Series 2022-C, Class A1A, 144A
4.480%	05/16/50	1,320	1,283,784
Series 2024-A, Class A1A, 144A
5.240%	03/15/56	1,903	1,894,641
Series 2024-C, Class A1B, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 1.100%)
6.433%(c)	06/17/52	1,449	1,450,430
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	378	354,734
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,436	1,345,053

			14,710,212

TOTAL ASSET-BACKED SECURITIES (cost $484,018,981)			468,344,537

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.0%
2023-MIC Trust (The),
Series 2023-MIC, Class A, 144A
8.732%(cc)	12/05/38	1,330	1,428,294
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.271%(cc)	06/05/37	3,000	14,417
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A, 144A, 1 Month SOFR + 1.180% (Cap N/A, Floor 1.130%)
6.507%(c)	09/15/34	500	484,301
ARZ Trust,
Series 2024-BILT, Class A, 144A
5.772%	06/11/29	1,270	1,275,700
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2017-SCH, Class BF, 144A, 1 Month SOFR + 1.447% (Cap N/A, Floor 1.400%)
6.776%(c)	11/15/33	350	338,734
Series 2017-SCH, Class CL, 144A, 1 Month SOFR + 1.547% (Cap N/A, Floor 1.500%)
6.876%(c)	11/15/32	190	188,932
Series 2017-SCH, Class DL, 144A, 1 Month SOFR + 2.047% (Cap N/A, Floor 2.000%)
7.376%(c)	11/15/32	380	377,823
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60	1,715	1,639,809
Series 2018-BNK11, Class A2
3.784%	03/15/61	4,162	3,949,712

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-BN16, Class A4
4.005%	02/15/52	1,800	$1,693,292
Series 2019-BN18, Class A2
3.474%	05/15/62	975	971,175
Series 2019-BN20, Class A2
2.758%	09/15/62	3,565	3,175,675
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	2,357,958
Series 2019-BN23, Class ASB
2.846%	12/15/52	2,065	1,933,133
Series 2019-BN24, Class A3
2.960%	11/15/62	1,165	1,030,645
Series 2020-BN26, Class ASB
2.313%	03/15/63	6,236	5,723,505
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,500	2,205,705
Series 2022-BNK39, Class XA, IO
0.530%(cc)	02/15/55	20,333	524,558
Series 2022-BNK40, Class A4
3.506%(cc)	03/15/64	460	404,654
Series 2022-BNK44, Class A5
5.936%(cc)	11/15/55	380	391,424
Series 2023-BNK45, Class A5
5.203%	02/15/56	620	611,830
Series 2023-BNK45, Class XA, IO
1.204%(cc)	02/15/56	5,832	353,937
Series 2023-BNK46, Class D, 144A
4.000%	08/15/56	730	535,740
Series 2023-BNK46, Class XA, IO
0.749%(cc)	08/15/56	9,312	365,553
Series 2024-BNK47, Class A5
5.716%	06/15/57	7,600	7,818,650
Series 2024-BNK47, Class XA, IO
0.822%(cc)	06/15/57	11,272	688,812
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XD, IO, 144A
1.390%(cc)	02/15/50	1,000	27,389
BANK5,
Series 2023-05YR04, Class XA, IO
1.258%(cc)	12/15/56	3,277	124,290
Series 2024-05YR07, Class C
7.104%(cc)	06/15/57	960	979,340
BANK5 Trust,
Series 2024-05YR06, Class C
7.199%(cc)	05/15/57	750	762,715
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
6.248%(c)	03/15/37	6,435	6,081,194
Series 2019-C03, Class XA, IO
1.467%(cc)	05/15/52	1,505	73,669
Series 2019-C04, Class A4
2.661%	08/15/52	2,742	2,478,668
Series 2021-C10, Class XA, IO
1.402%(cc)	07/15/54	23,681	1,476,467
Series 2023-C19, Class A2A
5.756%	04/15/56	5,400	5,405,728

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-C24, Class XA, IO
1.865%(cc)	02/15/57	8,106	$861,858
Series 2024-C26, Class A5
5.829%	05/15/57	2,840	2,956,224
Series 2024-C26, Class XA, IO
1.242%(cc)	05/15/57	11,959	929,200
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	8,500	7,934,455
Series 2019-B09, Class AAB
3.933%	03/15/52	1,946	1,888,064
Series 2019-B10, Class A3
3.455%	03/15/62	698	646,027
Series 2020-B18, Class A4
1.672%	07/15/53	3,000	2,469,159
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,240,385
Series 2020-B22, Class A4
1.685%	01/15/54	1,500	1,234,882
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,318,491
Series 2021-B27, Class A4
2.103%	07/15/54	4,000	3,269,544
Series 2021-B28, Class XA, IO
1.380%(cc)	08/15/54	1,385	85,368
Series 2023-B38, Class A4
5.525%	04/15/56	450	456,573
Series 2023-B39, Class A2
6.793%(cc)	07/15/56	5,000	5,125,423
Series 2023-B39, Class XA, IO
0.723%(cc)	07/15/56	19,954	793,907
Series 2023-B40, Class XA, IO
1.427%(cc)	12/15/56	5,449	357,447
Series 2023-V03, Class A3
6.363%(cc)	07/15/56	400	412,791
Series 2024-V07, Class A3
6.228%(cc)	05/15/56	5,500	5,679,490
BLP Commercial Mortgage Trust,
Series 2023-IND, Class A, 144A, 1 Month SOFR + 1.692% (Cap N/A, Floor 1.692%)
7.021%(c)	03/15/40	410	409,232
BMO Mortgage Trust,
Series 2024-C9, Class A5
5.759%	07/15/57	4,106	4,229,165
BPR Trust,
Series 2022-OANA, Class A, 144A, 1 Month SOFR + 1.898% (Cap N/A, Floor 1.898%)
7.227%(c)	04/15/37	540	540,000
BX Commercial Mortgage Trust,
Series 2020-VKNG, Class A, 144A, 1 Month SOFR + 1.044% (Cap N/A, Floor 0.930%)
6.373%(c)	10/15/37	2,269	2,255,745
Series 2023-XL03, Class A, 144A, 1 Month SOFR + 1.761% (Cap N/A, Floor 1.761%)
7.090%(c)	12/09/40	750	750,467

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-KING, Class E, 144A, 1 Month SOFR + 3.688% (Cap N/A, Floor 3.688%)
9.017%(c)	05/15/34	1,220	$1,213,932
Series 2024-XL05, Class A, 144A, 1 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.720%(c)	03/15/41	595	591,225
BX Trust,
Series 2021-LBA, Class AV, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.243%(c)	02/15/36	395	390,709
Series 2022-CLS, Class B, 144A
6.300%	10/13/27	2,185	2,052,254
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)
7.419%(c)	03/15/41	915	913,856
Series 2024-VLT04, Class E, 144A, 1 Month SOFR + 2.889% (Cap N/A, Floor 2.889%)
8.209%(c)	07/15/29	1,150	1,144,246
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	590	547,268
Series 2017-CD05, Class A3
3.171%	08/15/50	1,917	1,791,189
Series 2019-CD08, Class A3
2.657%	08/15/57	5,159	4,570,844
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.857%(cc)	01/10/48	1,390	29,828
Series 2016-C06, Class A2
2.950%	11/10/49	3,674	3,494,982
Series 2016-C07, Class A2
3.585%	12/10/54	2,517	2,394,854
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	4,209	4,113,931
Series 2015-P01, Class C
4.514%(cc)	09/15/48	840	793,373
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	959,666
Series 2017-C04, Class A3
3.209%	10/12/50	2,542	2,383,662
Series 2019-C07, Class A4
3.102%	12/15/72	2,721	2,439,493
Series 2019-GC41, Class A4
2.620%	08/10/56	2,063	1,820,500
Series 2019-GC41, Class XA, IO
1.167%(cc)	08/10/56	28,815	1,013,065
Series 2019-GC43, Class A3
2.782%	11/10/52	3,230	2,825,468
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,634,052
Commercial Mortgage Trust,
Series 2014-CR17, Class XA, IO
0.833%(cc)	05/10/47	392	21
Series 2014-CR20, Class A3
3.326%	11/10/47	1,645	1,638,461

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-CR21, Class A3
3.528%	12/10/47	615	$603,144
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,189	1,182,330
Series 2015-03BP, Class XA, IO, 144A
0.168%(cc)	02/10/35	42,385	13,784
Series 2015-CR22, Class A3
3.207%	03/10/48	959	941,057
Series 2015-CR25, Class XA, IO
0.935%(cc)	08/10/48	541	3,241
Series 2015-CR26, Class A3
3.359%	10/10/48	3,858	3,762,766
Series 2015-LC21, Class A3
3.445%	07/10/48	2,577	2,533,321
Series 2015-LC23, Class A3
3.521%	10/10/48	2,760	2,694,090
Series 2015-LC23, Class C
4.696%(cc)	10/10/48	1,233	1,167,652
Series 2016-COR01, Class A3
2.826%	10/10/49	2,430	2,301,110
Series 2018-COR03, Class B
4.669%(cc)	05/10/51	480	412,223
Series 2019-GC44, Class A4
2.698%	08/15/57	11,660	10,285,003
Credit Suisse Mortgage Trust,
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	130,100
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	3,846	3,803,471
Series 2016-C06, Class XA, IO
2.019%(cc)	01/15/49	1,063	24,079
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,470,217
Series 2018-CX12, Class A3
3.959%	08/15/51	1,425	1,362,183
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	66,239
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	2,071,974
DC Trust,
Series 2024-HLTN, Class A, 144A
5.933%(cc)	04/13/28	995	981,292
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	162,243
Series 2016-C03, Class A4
2.632%	08/10/49	1,684	1,598,426
DTP Commercial Mortgage Trust,
Series 2023-STE02, Class A, 144A
6.038%(cc)	01/15/41	770	770,436
Fannie Mae-Aces,
Series 2019-M04, Class A2
3.610%	02/25/31	427	398,501
Series 2019-M14, Class X1, IO
0.668%(cc)	06/25/29	5,271	109,641

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-M36, Class X1, IO
1.544%(cc)	09/25/34	1,238	$71,110
FHLMC Multiclass Certificates,
Series 2020-RR02, Class BX, IO
1.666%(cc)	08/27/28	1,135	63,884
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0052, Class X1, IO
0.756%(cc)	11/25/25	24,271	161,777
Series K0055, Class X1, IO
1.464%(cc)	03/25/26	5,207	102,856
Series K0094, Class X1, IO
1.013%(cc)	06/25/29	3,920	142,031
Series K0094, Class XAM, IO
1.282%(cc)	06/25/29	4,252	214,702
Series K0095, Class XAM, IO
1.375%(cc)	06/25/29	964	51,899
Series K0097, Class X1, IO
1.219%(cc)	07/25/29	10,325	470,894
Series K0101, Class X1, IO
0.945%(cc)	10/25/29	808	29,436
Series K0106, Class X1, IO
1.440%(cc)	01/25/30	3,297	199,701
Series K0118, Class X1, IO
1.048%(cc)	09/25/30	8,043	377,793
Series K0120, Class X1, IO
1.129%(cc)	10/25/30	5,436	272,637
Series K0128, Class X1, IO
0.610%(cc)	03/25/31	9,009	243,432
Series K0136, Class X1, IO
0.494%(cc)	12/25/31	11,943	251,769
Series K0143, Class X1, IO
0.450%(cc)	04/25/55	6,984	161,604
Series K0150, Class X1, IO
0.446%(cc)	09/25/32	8,496	200,518
Series K0162, Class X1, IO
0.570%(cc)	12/25/33	5,860	181,254
Series K0517, Class A2
5.355%(cc)	01/25/29	2,246	2,287,436
Series K0736, Class X1, IO
1.405%(cc)	07/25/26	3,341	67,730
Series K0737, Class X1, IO
0.741%(cc)	10/25/26	9,318	102,907
Series K0741, Class X1, IO
0.650%(cc)	12/25/27	3,375	54,987
Series K0742, Class X1, IO
0.863%(cc)	03/25/28	3,477	65,561
Series K0753, Class X1, IO
0.399%(cc)	01/01/50	7,369	113,765
Series K1517, Class X1, IO
1.436%(cc)	07/25/35	137	13,766
Series K1520, Class X1, IO
0.578%(cc)	02/25/36	2,822	104,910
Series KC05, Class X1, IO
1.363%(cc)	06/25/27	1,714	42,069
Series Q001, Class XA, IO
2.101%(cc)	02/25/32	4,948	340,199

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Assoc.,
Series 2013-072, Class IO, IO
0.568%(cc)	11/16/47	2,124	$42,361
Series 2013-085, Class IA, IO
0.525%(cc)	03/16/47	2,303	21,955
Series 2013-107, Class AD
2.802%(cc)	11/16/47	386	340,835
Series 2015-183, Class IO, IO
0.439%(cc)	09/16/57	2,540	55,681
Series 2017-008, Class IO, IO
0.447%(cc)	08/16/58	666	15,941
Series 2017-028, Class IO, IO
0.698%(cc)	02/16/57	540	20,226
Series 2017-041, Class IO, IO
0.570%(cc)	07/16/58	494	12,588
Series 2017-111, Class IO, IO
0.526%(cc)	02/16/59	1,066	32,444
Series 2017-145, Class IO, IO
0.505%(cc)	04/16/57	892	25,759
Series 2017-157, Class IO, IO
0.519%(cc)	12/16/59	452	15,505
Series 2020-068, Class IO, IO
1.615%(cc)	05/16/60	2,528	277,693
Series 2020-103, Class AD
1.450%	01/16/63	690	513,284
Series 2020-109, Class AI, IO
0.838%(cc)	05/16/60	971	56,305
Series 2020-179, Class IO, IO
1.009%(cc)	09/16/62	3,624	272,545
Series 2020-184, Class IO, IO
0.912%(cc)	11/16/60	3,138	198,991
Series 2021-14, Class IO, IO
1.326%(cc)	06/16/63	2,637	243,675
Series 2021-37, Class IO, IO
0.804%(cc)	01/16/61	6,542	364,883
Series 2021-60, Class IO, IO
0.826%(cc)	05/16/63	1,264	76,035
Series 2021-68, Class IO, IO
0.873%(cc)	10/16/62	1,587	98,872
Series 2021-94, Class IO, IO
0.832%(cc)	02/16/63	3,279	205,270
Series 2022-003, Class B
1.850%	02/16/61	1,000	513,589
Series 2022-003, Class IO, IO
0.640%(cc)	02/16/61	2,101	100,207
Series 2022-059, Class IO, IO
0.571%(cc)	02/16/62	3,362	157,309
Series 2022-113, Class Z
2.000%	09/16/61	3,539	1,828,213
Series 2022-216, Class IO, IO
0.749%(cc)	07/16/65	1,483	93,598
Series 2022-220, Class E
3.000%(cc)	10/16/64	500	368,304
Series 2023-092, Class AH
2.000%	06/16/64	900	693,779
Series 2023-179, Class IO, IO
0.611%(cc)	09/16/63	8,190	338,300

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	$461,634
Series 2024-70P, Class A, 144A
5.487%(cc)	03/10/41	4,560	4,458,584
Series 2024-70P, Class E, 144A
9.263%(cc)	03/10/41	970	973,091
GS Mortgage Securities Corp. Trust,
Series 2018-SRP5, Class A, 144A, 1 Month SOFR + 1.847% (Cap N/A, Floor 1.300%)
7.176%(c)	09/15/31	2,356	1,691,958
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	743	740,417
Series 2015-GS01, Class A3
3.734%	11/10/48	110	106,116
Series 2017-GS05, Class A3
3.409%	03/10/50	4,479	4,280,220
Series 2019-GC38, Class AAB
3.835%	02/10/52	3,026	2,931,738
Series 2019-GC42, Class A3
2.749%	09/10/52	4,520	4,020,026
HTL Commercial Mortgage Trust,
Series 2024-T53, Class A, 144A
6.071%(cc)	05/10/39	1,065	1,063,013
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, 144A, 1 Month SOFR + 2.245% (Cap N/A, Floor 2.245%)
7.574%(c)	10/15/39	2,150	2,136,562
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class ASB
3.657%	09/15/47	15	14,505
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	2,788,010
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	397,832
Series 2019-MFP, Class F, 144A, 1 Month SOFR + 3.047% (Cap N/A, Floor 3.000%)
8.376%(c)	07/15/36	500	481,244
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,000	1,885,464
LAQ Mortgage Trust,
Series 2023-LAQ, Class A, 144A, 1 Month SOFR + 2.091% (Cap N/A, Floor 2.091%)
7.420%(c)	03/15/36	166	165,962
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A4
3.526%	12/15/47	400	396,418
Series 2015-C26, Class ASB
3.323%	10/15/48	270	267,014
Series 2016-C32, Class XA, IO
0.788%(cc)	12/15/49	4,364	57,268
Series 2017-C34, Class A4
3.536%	11/15/52	4,400	4,096,987

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	750	$711,099
Series 2017-H01, Class XD, IO, 144A
2.301%(cc)	06/15/50	700	37,298
Series 2019-H07, Class A3
3.005%	07/15/52	1,095	989,890
Series 2019-L02, Class A4
4.071%	03/15/52	252	236,660
MSWF Commercial Mortgage Trust,
Series 2023-02, Class A5
6.014%(cc)	12/15/56	870	914,433
Series 2023-02, Class XA, IO
1.141%(cc)	12/15/56	7,057	453,916
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	294,047
NJ Trust,
Series 2023-GSP, Class A, 144A
6.697%(cc)	01/06/29	2,560	2,638,914
NRTH Mortgage Trust,
Series 2024-PARK, Class A, 144A, 1 Month SOFR + 1.641% (Cap N/A, Floor 1.641%)
6.970%(c)	03/15/41	930	927,675
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.000%(cc)	02/10/32	10,119	10
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,078	1,019,975
SHOW Trust,
Series 2022-BIZ, Class A, 144A, 1 Month SOFR + 2.984% (Cap N/A, Floor 2.984%)
8.311%(c)	01/15/27	1,250	1,110,765
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	500	407,862
TYSN Mortgage Trust,
Series 2023-CRNR, Class A, 144A
6.799%(cc)	12/10/33	3,465	3,575,550
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50	800	752,900
Series 2017-C05, Class A4
3.212%	11/15/50	2,687	2,529,294
Series 2017-C06, Class A4
3.320%	12/15/50	2,733	2,583,390
Series 2018-C12, Class A4
4.030%	08/15/51	2,382	2,277,391
Series 2019-C16, Class A3
3.344%	04/15/52	2,063	1,935,592
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50	3,196	3,139,020
Series 2016-LC24, Class A3
2.684%	10/15/49	2,333	2,215,062

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-NXS05, Class A5
3.372%	01/15/59	1,416	$1,366,579
Series 2017-C38, Class A4
3.190%	07/15/50	2,093	1,974,932
Series 2017-C41, Class A3
3.210%	11/15/50	3,196	2,993,112
Series 2018-1745, Class A, 144A
3.874%(cc)	06/15/36	150	131,209
Series 2019-C49, Class A3
3.749%	03/15/52	2,713	2,623,152
Series 2019-C52, Class A4
2.643%	08/15/52	1,296	1,153,765
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	257	247,681

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $286,509,990)			271,372,737

CORPORATE BONDS — 30.9%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	1,225	1,216,907
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	651	612,340
2.700%	02/01/27	51	47,030
2.800%	03/01/27	369	339,296
3.100%	05/01/26	38	36,052
3.200%	03/01/29	612	543,123
3.250%	02/01/35(a)	4,492	3,431,231
3.550%	03/01/38	151	109,369
3.750%	02/01/50	376	246,700
3.825%	03/01/59	945	598,010
3.900%	05/01/49	66	44,348
4.875%	05/01/25	1,395	1,380,250
5.150%	05/01/30	357	342,743
5.805%	05/01/50	150	135,430
5.930%	05/01/60	1,834	1,640,823
Sr. Unsec’d. Notes, 144A
6.298%	05/01/29	620	628,702
6.388%	05/01/31	545	554,761
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
6.950%	01/17/28	200	205,562
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/40	35	30,697
4.250%	04/01/50	253	213,081
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	89	84,475
5.050%	06/01/29	1,295	1,286,327
5.054%	04/27/45	106	97,918
5.350%	06/01/34	1,520	1,508,879

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32	220	$205,172
4.150%	06/15/53	920	743,762
4.500%	05/15/36	234	219,601
5.200%	02/15/64	150	141,819
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	63	62,058
3.250%	01/15/28	395	371,966
5.150%	05/01/40	510	487,757
5.250%	05/01/50(a)	1,333	1,264,188
RTX Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	369	314,864
3.030%	03/15/52	450	286,966
3.150%	12/15/24	20	19,729
3.950%	08/16/25	282	277,215
4.125%	11/16/28	278	267,740
4.500%	06/01/42	475	412,119
5.750%	11/08/26(a)	600	606,433
6.000%	03/15/31	340	354,717
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/29	140	140,867
6.625%	03/01/32	160	161,850
7.125%	12/01/31	330	340,610

			22,013,487

Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	10	9,725
2.450%	02/04/32(a)	455	367,722
3.875%	09/16/46	278	200,269
4.800%	02/14/29	49	48,193
5.800%	02/14/39	1,096	1,095,184
5.950%	02/14/49	218	213,831
6.200%	02/14/59	155	154,624
6.875%	11/01/33	4,390	4,739,579
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
2.900%	03/01/32	620	530,237
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	118	111,975
4.390%	08/15/37	1,440	1,214,910
4.540%	08/15/47	898	689,937
5.834%	02/20/31	985	996,382
6.000%	02/20/34	225	227,438
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	11/10/31	2,215	1,813,198
4.000%	06/22/32	725	671,817
4.750%	04/24/33	235	228,749

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	409	$346,737
4.500%	03/20/42	117	100,022
4.875%	02/15/28(a)	526	521,640
4.875%	02/13/29	210	207,632
5.125%	11/17/27	1,545	1,544,690
5.125%	02/15/30	6,820	6,795,588
5.125%	02/13/31	930	918,097
5.250%	02/13/34	170	166,794
5.375%	02/15/33	310	307,910
5.625%	09/07/33	1,405	1,417,862
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	1,345	1,312,596
6.150%	09/15/43	483	465,314
7.000%	08/04/41	264	271,397
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	637	596,907

			28,286,956

Airlines — 0.2%
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	113	107,160
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	109	103,293
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	190	176,539
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/29	290	301,365
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26(a)	424	420,290
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	123	123,275
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	637	629,189
4.750%	10/20/28	1,168	1,139,325
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	465	466,027
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25	757	549,806
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	121	116,756
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	89	83,674

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	76	$70,739
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	645	587,299
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	117	107,878
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	291	250,020
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	557	538,334
4.625%	04/15/29	1,108	1,032,439

			6,803,408

Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	502	491,016
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	134	126,899
3.250%	03/27/40	931	726,094
Tapestry, Inc.,
Sr. Unsec’d. Notes
7.050%	11/27/25	415	421,991
7.700%	11/27/30	305	318,394
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	105	103,621

			2,188,015

Auto Manufacturers — 0.6%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
3.500%	04/07/25	4,750	4,672,169
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	770	637,080
6.100%	08/19/32(a)	360	359,557
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	1,305	1,180,483
2.900%	02/10/29	200	176,397
3.815%	11/02/27	280	262,594
4.000%	11/13/30	987	881,033
4.125%	08/17/27	1,850	1,758,336
4.271%	01/09/27	200	192,679
4.950%	05/28/27	1,330	1,299,039
7.350%	11/04/27	400	417,027
7.350%	03/06/30	300	317,453
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,736	1,623,934

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
5.150%	04/01/38	176	$161,841
5.600%	10/15/32(a)	230	230,046
5.950%	04/01/49	52	50,435
6.125%	10/01/25	372	373,895
6.250%	10/02/43	990	986,014
6.600%	04/01/36	50	52,387
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	01/15/25(a)	818	809,933
4.000%	10/06/26	149	144,277
4.300%	07/13/25	538	530,785
4.350%	04/09/25	512	506,407
4.350%	01/17/27	186	181,154
Sr. Unsec’d. Notes
2.900%	02/26/25	159	155,984
5.000%	04/09/27	500	494,973
5.950%	04/04/34(a)	610	610,397
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.250%	01/08/27	2,290	2,280,293
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.522%	09/17/25	200	194,059
4.345%	09/17/27(a)	2,188	2,085,133

			23,625,794

Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	51	50,745
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)	617	538,292
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
6.875%	04/23/32	520	537,650

			1,126,687

Banks — 9.4%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A, MTN
4.750%	07/28/25	231	227,754
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
5.871%(ff)	03/28/35(a)	200	198,613
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
2.746%	05/28/25(a)	1,000	973,907
4.175%(ff)	03/24/28	200	192,696
5.538%(ff)	03/14/30	800	792,341
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	3,787	3,101,371
2.572%(ff)	10/20/32	1,317	1,092,377
2.592%(ff)	04/29/31	8,856	7,654,350
2.687%(ff)	04/22/32	5,915	5,001,811
4.571%(ff)	04/27/33	1,300	1,226,137

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.468%(ff)	01/23/35(a)	815	$813,961
5.933%(ff)	09/15/27(a)	1,375	1,389,145
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	282	268,379
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26	380	364,310
1.898%(ff)	07/23/31	11,123	9,155,805
1.922%(ff)	10/24/31	920	751,864
2.496%(ff)	02/13/31	1,402	1,211,437
2.972%(ff)	02/04/33	1,356	1,147,930
3.194%(ff)	07/23/30	1,496	1,357,715
3.824%(ff)	01/20/28	912	879,281
3.970%(ff)	03/05/29(a)	1,584	1,514,286
3.974%(ff)	02/07/30	424	401,556
4.083%(ff)	03/20/51	335	267,592
4.271%(ff)	07/23/29	211	203,261
4.330%(ff)	03/15/50	517	431,672
4.376%(ff)	04/27/28	1,505	1,468,915
5.000%	01/21/44	1,003	945,836
Sub. Notes, MTN
4.000%	01/22/25	895	885,596
4.250%	10/22/26	132	128,660
4.450%	03/03/26	331	325,391
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25(a)	613	594,215
2.650%	03/08/27(a)	3,200	2,992,723
5.511%	06/04/31	1,140	1,147,460
Sub. Notes
3.803%(ff)	12/15/32	228	214,018
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.975%(ff)	03/14/30	765	760,178
5.188%(ff)	03/14/35	1,010	997,022
6.317%(ff)	10/25/29	1,305	1,363,795
Bank of New Zealand (New Zealand),
Sr. Unsec’d. Notes, 144A
2.285%	01/27/27(a)	3,235	3,006,328
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	06/11/25	270	259,485
2.951%	03/11/27(a)	4,540	4,279,186
Sub. Notes
4.588%(ff)	05/04/37	270	242,748
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	440	433,221
5.690%(ff)	03/12/30	6,440	6,448,807
6.490%(ff)	09/13/29	940	972,566
7.385%(ff)	11/02/28	1,065	1,119,903
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	304	297,214
Sub. Notes
5.088%(ff)	06/20/30	1,222	1,168,411
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
8.000%(ff)	08/22/31(oo)	500	499,375

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
8.500%(ff)	08/14/28(a)(oo)	550	$563,750
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	3,497	3,264,803
2.219%(ff)	06/09/26	397	383,604
2.871%(ff)	04/19/32	965	807,147
3.132%(ff)	01/20/33	1,650	1,385,725
4.400%	08/14/28	530	507,295
5.198%(ff)	01/10/30	728	716,680
Sr. Preferred Notes, 144A
5.125%(ff)	01/13/29	1,490	1,477,588
5.176%(ff)	01/09/30	460	454,592
5.894%(ff)	12/05/34	3,125	3,193,960
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33	850	800,243
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.936%(ff)	05/30/35	495	493,296
6.714%(ff)	10/19/29	3,470	3,597,456
7.003%(ff)	10/19/34	1,165	1,256,782
Sub. Notes, 144A
5.150%	07/21/24	217	216,788
6.508%(ff)	01/18/35	2,710	2,704,997
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.673%(ff)	03/15/30	520	516,231
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	1,400	1,419,456
Citigroup, Inc.,
Jr. Sub. Notes, Series M, 3 Month SOFR + 3.685%
9.007%(c)	08/15/24(oo)	403	403,820
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	113	110,499
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	3,777	3,147,343
2.572%(ff)	06/03/31	4,598	3,944,790
2.666%(ff)	01/29/31	640	556,755
3.106%(ff)	04/08/26	492	482,021
3.520%(ff)	10/27/28	1,240	1,172,009
3.668%(ff)	07/24/28	948	903,559
3.785%(ff)	03/17/33	1,500	1,337,055
3.887%(ff)	01/10/28	1,057	1,020,824
4.075%(ff)	04/23/29	460	440,851
4.650%	07/30/45	458	399,795
4.650%	07/23/48	130	113,330
4.658%(ff)	05/24/28	1,965	1,933,230
4.910%(ff)	05/24/33	530	509,553
5.174%(ff)	02/13/30(a)	765	760,365
5.449%(ff)	06/11/35	1,510	1,498,472
8.125%	07/15/39	150	187,376
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28(a)	4,250	4,011,340
Sub. Notes
4.400%	06/10/25	559	551,326
4.450%	09/29/27	964	939,742
4.600%	03/09/26	225	221,420
4.750%	05/18/46	192	164,609

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.300%	05/06/44	271	$252,045
5.500%	09/13/25(a)	541	540,400
6.125%	08/25/36	558	570,753
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.841%(ff)	01/23/30	1,290	1,285,694
6.645%(ff)	04/25/35(a)	640	662,043
Cooperatieve Rabobank UA (Netherlands),
Sr. Non-Preferred Notes, 144A
3.649%(ff)	04/06/28(a)	640	610,549
3.758%(ff)	04/06/33	310	274,261
Sr. Non-Preferred Notes, 144A, MTN
1.339%(ff)	06/24/26	1,177	1,128,230
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26	580	558,671
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
3.244%(ff)	12/20/25	1,100	1,085,376
5.705%(ff)	03/01/30	670	670,252
Sr. Preferred Notes, 144A, MTN
6.259%(ff)	09/22/26	200	201,341
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	1,825	1,732,136
2.311%(ff)	11/16/27	545	503,059
3.961%(ff)	11/26/25	701	694,856
6.720%(ff)	01/18/29	525	540,759
6.819%(ff)	11/20/29(a)	715	743,053
Sr. Non-Preferred Notes, SOFR + 1.219%
6.586%(c)	11/16/27	715	711,070
Sr. Preferred Notes
4.162%	05/13/25	1,095	1,080,746
5.414%	05/10/29	765	762,297
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	04/26/29	1,305	1,299,908
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month SOFR + 1.029% (Cap N/A, Floor 4.000%)
6.375%(c)	07/29/24(oo)	84	72,259
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	9,695	9,045,572
1.948%(ff)	10/21/27	190	175,448
2.383%(ff)	07/21/32	2,820	2,317,492
2.600%	02/07/30	310	271,620
2.615%(ff)	04/22/32	4,379	3,680,947
2.640%(ff)	02/24/28	4,335	4,043,001
2.908%(ff)	07/21/42	165	115,870
3.500%	04/01/25	360	354,572
3.500%	11/16/26(a)	940	902,244
3.615%(ff)	03/15/28	1,645	1,572,578
3.750%	02/25/26(a)	266	259,224
3.814%(ff)	04/23/29	910	863,241
3.850%	01/26/27	803	776,048
4.223%(ff)	05/01/29	521	501,515
4.482%(ff)	08/23/28	2,987	2,917,783

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.727%(ff)	04/25/30	740	$753,074
6.250%	02/01/41	629	668,110
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	351	350,870
Sub. Notes
4.250%	10/21/25(a)	872	856,775
5.150%	05/22/45	146	136,536
6.750%	10/01/37	2,236	2,414,367
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26	234	226,022
2.206%(ff)	08/17/29	2,145	1,883,464
2.804%(ff)	05/24/32	989	826,855
2.848%(ff)	06/04/31	417	359,393
5.402%(ff)	08/11/33(a)	2,275	2,244,499
5.733%(ff)	05/17/32	1,510	1,512,078
5.887%(ff)	08/14/27	1,135	1,142,652
Sub. Notes
4.250%	08/18/25	618	607,267
4.762%(ff)	03/29/33(a)	630	580,760
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.443%(ff)	08/04/28(a)	3,360	3,255,131
Huntington National Bank (The),
Sr. Unsec’d. Notes
5.650%	01/10/30	905	904,602
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, 144A
7.800%	11/28/53	1,035	1,138,958
Sub. Notes, 144A, MTN
5.710%	01/15/26	300	296,847
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,259	1,255,946
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27	2,540	2,371,609
1.953%(ff)	02/04/32	620	504,706
2.083%(ff)	04/22/26	696	675,917
2.182%(ff)	06/01/28	462	424,114
2.522%(ff)	04/22/31	2,319	2,004,305
2.525%(ff)	11/19/41	1,589	1,084,433
2.545%(ff)	11/08/32	1,385	1,154,763
2.580%(ff)	04/22/32(a)	1,015	856,988
2.739%(ff)	10/15/30	508	449,421
2.947%(ff)	02/24/28	4,250	4,003,462
2.963%(ff)	01/25/33	7,715	6,576,741
3.300%	04/01/26	615	595,398
3.540%(ff)	05/01/28	1,184	1,129,882
3.702%(ff)	05/06/30	62	57,937
3.782%(ff)	02/01/28	1,936	1,865,277
3.897%(ff)	01/23/49	407	320,757
3.960%(ff)	01/29/27	1,242	1,213,328
4.005%(ff)	04/23/29	5,020	4,804,136
4.080%(ff)	04/26/26	1,320	1,302,467
4.203%(ff)	07/23/29	1,014	975,900
4.452%(ff)	12/05/29	575	557,964
4.586%(ff)	04/26/33	40	38,058

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.299%(ff)	07/24/29	1,580	$1,585,517
5.336%(ff)	01/23/35	3,825	3,805,107
5.581%(ff)	04/22/30(a)	985	1,000,600
6.070%(ff)	10/22/27(a)	1,190	1,210,522
Sub. Notes
3.875%	09/10/24	6	5,976
4.250%	10/01/27	337	328,527
4.950%	06/01/45	116	108,311
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	205	204,904
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	03/22/28	624	602,831
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34(a)	2,370	2,192,762
7.413%(ff)	10/30/29(a)	2,110	2,219,816
Sub. Notes
4.000%	07/15/24	550	549,237
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
4.700%	01/27/28	2,915	2,809,238
5.400%	11/21/25	2,550	2,536,992
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.837%(ff)	04/17/26	380	374,556
4.080%(ff)	04/19/28	390	377,132
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	469	452,150
4.210%(ff)	04/20/28	1,325	1,288,242
5.123%(ff)	02/01/29	360	358,585
5.449%(ff)	07/20/29	585	588,473
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32(a)	45	36,813
2.699%(ff)	01/22/31	5,336	4,677,591
3.772%(ff)	01/24/29	377	358,939
3.875%	01/27/26	664	649,083
4.000%	07/23/25	110	108,351
4.431%(ff)	01/23/30	4,446	4,298,099
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	10,610	8,527,680
2.188%(ff)	04/28/26	847	822,994
2.511%(ff)	10/20/32	220	182,002
2.630%(ff)	02/18/26	4,260	4,176,734
3.591%(ff)	07/22/28	428	406,953
3.622%(ff)	04/01/31(a)	1,080	990,438
5.656%(ff)	04/18/30(a)	1,625	1,652,126
Sub. Notes, GMTN
4.350%	09/08/26	1,455	1,422,947
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29	614	600,241
5.516%(ff)	09/30/28(a)	3,800	3,797,746

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Norinchukin Bank (The) (Japan),
Sr. Unsec’d. Notes, 144A
5.430%	03/09/28	1,830	$1,808,932
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.300%(ff)	01/21/28(a)	1,100	1,098,347
5.582%(ff)	06/12/29	570	576,175
5.676%(ff)	01/22/35(a)	130	130,667
5.812%(ff)	06/12/26	220	220,229
6.037%(ff)	10/28/33(a)	580	597,849
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
5.150%	02/01/34(a)	350	347,123
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	252	241,964
3.875%	05/04/32	440	402,583
Sr. Unsec’d. Notes, Series I, MTN
2.050%	01/21/27	3,260	3,024,025
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	980	904,049
Sr. Non-Preferred Notes, 144A
2.226%(ff)	01/21/26	3,295	3,222,941
6.066%(ff)	01/19/35	1,810	1,797,094
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27(a)	3,650	3,361,719
Sub. Notes, 144A, MTN
6.221%(ff)	06/15/33(a)	2,645	2,625,628
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.905%(ff)	05/14/35	1,375	1,362,539
7.767%(ff)	11/16/28	1,505	1,599,664
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28	4,320	4,017,623
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	401	385,206
2.800%	03/10/27	4,540	4,267,876
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
6.047%(ff)	06/08/27	270	271,896
7.161%(ff)	10/30/29	840	891,905
U.S. Bancorp,
Sr. Unsec’d. Notes
5.775%(ff)	06/12/29	520	527,940
5.836%(ff)	06/12/34	170	172,368
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28(a)	4,365	4,035,623
UBS AG (Switzerland),
Sr. Unsec’d. Notes
2.950%	04/09/25	540	528,725
5.000%	07/09/27	1,070	1,059,687
7.500%	02/15/28	1,090	1,166,138
7.950%	01/09/25	1,060	1,070,686

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.750%(ff)	04/12/31(oo)	200	$203,250
9.250%(ff)	11/13/28(oo)	1,020	1,091,400
Sr. Unsec’d. Notes
4.550%	04/17/26	350	343,705
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	795	740,344
2.193%(ff)	06/05/26	2,721	2,629,166
2.746%(ff)	02/11/33	330	269,589
3.091%(ff)	05/14/32	2,077	1,773,239
4.194%(ff)	04/01/31	2,571	2,399,530
4.253%	03/23/28	607	580,867
5.428%(ff)	02/08/30(a)	905	899,600
6.246%(ff)	09/22/29	1,065	1,094,844
6.442%(ff)	08/11/28	1,705	1,748,080
6.537%(ff)	08/12/33	3,320	3,494,300
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,154	1,120,623
3.000%	10/23/26(a)	1,290	1,225,570
5.389%(ff)	04/24/34	545	539,059
5.499%(ff)	01/23/35(a)	2,175	2,169,748
6.303%(ff)	10/23/29	525	544,565
6.491%(ff)	10/23/34	695	741,348
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	8,461	7,795,683
2.879%(ff)	10/30/30	1,452	1,287,328
3.350%(ff)	03/02/33	4,120	3,576,578
4.808%(ff)	07/25/28	1,660	1,635,914
4.897%(ff)	07/25/33	1,900	1,829,041
5.013%(ff)	04/04/51	1,553	1,415,812
5.557%(ff)	07/25/34	30	29,996
5.574%(ff)	07/25/29	2,925	2,952,224
Sub. Notes
5.606%	01/15/44	696	668,235
Sub. Notes, GMTN
4.900%	11/17/45	633	551,005
Sub. Notes, MTN
4.400%	06/14/46	223	180,009
4.750%	12/07/46	888	751,800
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37	2,103	2,157,055
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
5.457%	11/18/27	2,520	2,552,682

			365,917,368

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,568	1,440,868
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	214	198,793

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
4.350%	06/01/40	1,274	$1,123,741
4.750%	01/23/29	755	749,375
5.550%	01/23/49	190	191,416
Bacardi Ltd./Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
5.250%	01/15/29	190	187,728
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	06/01/40	20	14,030
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
5.000%	02/02/26	1,560	1,556,028
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	73	68,789

			5,530,768

Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	146	124,579
5.150%	11/15/41	855	797,376
5.250%	03/02/30	425	428,128
5.250%	03/02/33	3,625	3,614,302
5.750%	03/02/63	955	936,306
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29	385	367,871
4.250%	04/27/32	750	703,305
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.750%	03/01/46	213	189,549
5.250%	10/15/33	1,395	1,404,280
Royalty Pharma PLC,
Gtd. Notes
2.150%	09/02/31(a)	1,235	991,971
2.200%	09/02/30	2,005	1,671,027
5.150%	09/02/29	695	687,973
5.400%	09/02/34	340	330,611

			12,247,278

Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	73	53,014
Owens Corning,
Sr. Unsec’d. Notes
5.500%	06/15/27(a)	1,010	1,019,086
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	34	32,419
5.000%	02/15/27	81	78,711
Trane Technologies Financing Ltd.,
Gtd. Notes
5.100%	06/13/34	305	303,769

			1,486,999

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals — 0.4%
Celanese US Holdings LLC,
Gtd. Notes
6.050%	03/15/25		879	$879,384
6.165%	07/15/27		1,920	1,948,639
6.550%	11/15/30		1,265	1,322,351
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		405	367,892
MEGlobal BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		409	395,759
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.950%	11/07/25		1,710	1,720,046
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		344	297,345
4.500%	10/22/25		411	403,037
5.125%	06/23/51		341	256,709
6.750%	05/02/34		2,189	2,246,461
7.500%	05/02/54		200	203,784
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26		599	558,088
2.875%	05/11/31(a)		758	626,534
RPM International, Inc.,
Sr. Unsec’d. Notes
2.950%	01/15/32		605	506,093
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28(a)		470	447,234
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		1,959	1,679,950

				13,859,306

Coal — 0.0%
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes

6.000%	08/15/40		54	53,077

Commercial Services — 0.2%
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A
5.800%	04/15/34(a)		625	620,549
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	509	525,012
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		775	737,219
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		1,184	1,132,200
7.000%	10/15/37		425	480,544
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		715	657,785

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	457	$447,919
4.950%	08/15/27(a)	1,630	1,613,442
Pelabuhan Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.250%	05/05/25	200	197,754
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27	253	261,846
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	260	226,107
4.875%	01/15/28(a)	417	403,847
5.250%	01/15/30(a)	624	604,042
Gtd. Notes, 144A
6.125%	03/15/34(a)	1,420	1,414,527
Sec’d. Notes
3.875%	11/15/27	69	65,114

			9,387,907

Computers — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.200%	02/09/27	3,210	2,986,442

Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	780	744,384
3.375%	03/24/29(a)	1,825	1,694,559
3.625%	03/24/32(a)	400	358,109
Kenvue, Inc.,
Gtd. Notes
4.900%	03/22/33	490	484,490
5.500%	03/22/25(a)	1,795	1,795,093

			5,076,635

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,156	1,078,336
3.000%	10/29/28	829	752,301
3.300%	01/30/32(a)	910	780,644
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25	272	265,801
5.300%	02/01/28	260	259,434
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	435	405,310
Sr. Unsec’d. Notes
4.050%	05/03/29	470	453,545
5.850%	11/05/27(a)	2,535	2,596,151
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.878%(ff)	11/02/27	825	756,534
2.636%(ff)	03/03/26	2,795	2,735,125

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
4.927%(ff)	05/10/28	1,090	$1,075,831
5.247%(ff)	07/26/30	1,020	1,000,769
6.312%(ff)	06/08/29	1,425	1,458,227
7.624%(ff)	10/30/31	1,620	1,781,883
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
5.875%	08/24/26	880	889,959
6.136%(ff)	08/24/34	180	187,463
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A
0.500%	09/16/24	1,575	1,558,390
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34(a)	400	449,822
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.100%	06/15/30	4,540	3,853,301
5.250%	06/15/31(a)	535	539,017
Jane Street Group/JSG Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.125%	04/30/31	250	256,380
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43(a)	127	120,901
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27	890	893,554
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	97	76,510
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	195	192,938
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,497	1,232,736
5.783%	07/03/34	1,920	1,914,240
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.550%	01/15/30	265	266,486
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
1.100%	03/26/26	1,245	1,162,917
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	473	430,062
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	286,219
Synchrony Financial,
Sr. Unsec’d. Notes
4.875%	06/13/25	3,315	3,280,989
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50	2,330	1,409,838

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45	851	$737,823

			35,139,436

Electric — 3.4%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	546	518,569
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	5,000	4,162,186
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	62,862
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	462	327,849
3.750%	03/01/45	187	143,246
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.750%	11/01/27	2,550	2,592,695
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	482	431,650
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.550%	08/01/33	620	615,009
6.350%	12/15/32	425	446,111
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.650%	06/01/54	1,015	1,003,116
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	401	396,672
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	36,400
5.000%	02/01/31	60	55,979
5.125%	03/15/28	1,253	1,205,133
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	223,787
General Ref. Mortgage
3.950%	03/01/48	366	286,607
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	06/01/29(a)	1,490	1,495,615
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	710	618,404
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	1,355	891,775
5.375%	05/15/34	335	336,566
5.500%	03/15/34	270	274,378
5.700%	05/15/54	540	538,833
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	194	178,092

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	151	$117,998
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/32(a)	2,148	2,130,310
7.000%	06/15/38	592	643,418
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	1,357	1,225,665
Sr. Unsec’d. Notes, Series E
6.300%	03/15/33	75	77,540
Duke Energy Carolinas LLC,
First Mortgage
3.700%	12/01/47	161	118,106
3.950%	03/15/48	142	109,322
First Ref. Mortgage
3.750%	06/01/45	187	140,624
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	520	446,951
2.550%	06/15/31	4,879	4,085,975
3.500%	06/15/51	125	84,310
4.300%	03/15/28	1,100	1,067,395
4.500%	08/15/32(a)	730	682,810
5.000%	08/15/52	490	425,945
5.450%	06/15/34	1,370	1,355,046
5.800%	06/15/54	390	379,103
Duke Energy Florida LLC,
First Mortgage
5.875%	11/15/33	1,060	1,101,141
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	225	223,006
5.550%	03/15/54	630	606,990
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	419	310,064
Edison International,
Sr. Unsec’d. Notes
4.125%	03/15/28	410	391,602
4.950%	04/15/25	458	454,596
5.250%	11/15/28	1,380	1,367,694
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.375%(cc)	07/12/26(a)	4,210	3,894,452
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	2,084	1,483,478
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	551	533,666
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	561	444,722
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	1,975	1,764,443

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes
3.375%	03/01/32	1,430	$1,228,252
4.600%	07/01/27	1,595	1,561,668
5.125%	05/15/33	1,995	1,912,739
5.450%	03/01/28	2,100	2,106,603
5.500%	01/01/34	875	858,368
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
4.150%(cc)	07/15/27	405	388,451
Sr. Unsec’d. Notes, Series C
5.100%(cc)	07/15/47	410	350,416
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	450	449,359
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	112,405
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32(a)	1,300	1,255,719
4.950%	05/17/33	845	824,342
5.250%	03/15/34	730	727,952
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	458,471
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	1,290	1,136,105
MidAmerican Energy Co.,
First Mortgage
4.400%	10/15/44	1,400	1,187,870
4.800%	09/15/43	1,105	997,038
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	116,159
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43	2,500	2,330,098
5.850%	02/15/34	445	453,099
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.602%	06/12/28	270	271,141
National Rural Utilities Cooperative Finance Corp.,
Sec’d. Notes
4.150%	12/15/32	1,640	1,511,246
5.800%	01/15/33	176	181,074
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	3,595	3,064,236
6.051%	03/01/25	665	665,986
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	558	553,738
Gtd. Notes, 144A
3.375%	02/15/29	123	109,418
3.625%	02/15/31	503	431,551

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
3.875%	02/15/32(a)	480	$412,726
NSTAR Electric Co.,
Sr. Unsec’d. Notes
5.400%	06/01/34	1,150	1,151,080
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48	1,380	1,210,374
First Mortgage, 144A
5.800%	06/01/54	175	171,415
Ohio Edison Co.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/33	650	645,343
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	247,723
5.000%	06/01/33(a)	1,820	1,752,755
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.650%	11/15/33(a)	1,165	1,195,084
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	754	680,964
2.500%	02/01/31	2,220	1,830,518
3.300%	08/01/40	82	58,309
4.550%	07/01/30	3,155	2,991,873
4.950%	07/01/50	1,496	1,235,512
5.450%	06/15/27	4,902	4,905,468
6.150%	01/15/33	2,070	2,102,777
6.400%	06/15/33	2,160	2,234,064
Sr. Sec’d. Notes
3.250%	06/01/31	484	416,296
PacifiCorp,
First Mortgage
5.350%	12/01/53	2,725	2,474,065
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	136	102,911
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	232	223,326
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	2,427	2,721,239
Public Service Electric & Gas Co.,
First Mortgage, MTN
5.450%	03/01/54	860	848,807
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.200%	04/01/29	535	533,657
5.450%	04/01/34	330	327,293
5.850%	11/15/27	1,780	1,810,042
6.125%	10/15/33	870	903,416
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30	1,963	1,802,448
4.224%	03/15/32	122	109,355

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41	240	$192,926
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	999	846,923
3.650%	02/01/50	1,845	1,311,684
4.900%	06/01/26	495	490,844
5.150%	06/01/29	855	854,611
5.200%	06/01/34	3,260	3,182,028
5.450%	06/01/31	655	659,826
5.750%	04/15/54	210	205,384
5.950%	11/01/32(a)	235	242,874
First Mortgage, Series D
4.700%	06/01/27	2,180	2,150,100
First Ref. Mortgage
4.000%	04/01/47	734	561,723
Southern Co. (The),
Jr. Sub. Notes
5.113%	08/01/27	2,150	2,143,950
Sr. Unsec’d. Notes
4.850%	06/15/28	685	677,911
5.200%	06/15/33	1,505	1,479,516
5.700%	03/15/34	2,390	2,431,668
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	215	198,857
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
5.300%	04/01/33	1,025	993,135
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.000%	04/01/33	2,125	2,069,368
5.000%	01/15/34(a)	1,735	1,685,874
5.350%	01/15/54	380	359,067
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	845	817,577
5.625%	02/15/27	729	716,784
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,750	2,746,412
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes
5.375%	03/30/34	1,070	1,062,716
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	735	687,560

			131,619,568

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	03/01/35(a)	640	634,439

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	644	533,514

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction (cont’d.)
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	545	$511,619
4.250%	10/31/26	1,386	1,332,070

			2,377,203

Entertainment — 0.2%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)	80	80,390
7.000%	02/15/30	610	623,317
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27	190	180,222
4.054%	03/15/29(a)	1,440	1,329,888
4.279%	03/15/32(a)	3,495	3,049,678
5.050%	03/15/42(a)	1,545	1,255,576
5.141%	03/15/52	925	719,819
6.412%	03/15/26	40	39,991
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31(a)	280	290,321

			7,569,202

Environmental Control — 0.1%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31	260	264,875
Republic Services, Inc.,
Sr. Unsec’d. Notes
1.450%	02/15/31	525	416,052
5.200%	11/15/34	1,590	1,578,305
Waste Connections, Inc.,
Sr. Unsec’d. Notes
5.000%	03/01/34	400	389,255
Waste Management, Inc.,
Gtd. Notes
4.950%	07/03/31	1,595	1,581,353

			4,229,840

Foods — 0.3%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.850%	11/01/28(a)	2,055	2,020,069
5.300%	10/01/26	1,940	1,937,884
General Mills, Inc.,
Sr. Unsec’d. Notes
5.241%	11/18/25	655	652,976
Hormel Foods Corp.,
Sr. Unsec’d. Notes
4.800%	03/30/27	1,590	1,584,054
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39	191	169,260
6.500%	02/09/40	1,270	1,355,551
6.875%	01/26/39	6	6,658

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	505	$410,785
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	639	617,700
2.625%	03/17/27	3,190	2,990,479
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31	353	321,166
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/29	205	205,409
5.700%	03/15/34(a)	750	746,634

			13,018,625

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	758	778,137
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31	832	724,672
Gtd. Notes, Series DM3N
3.125%	01/15/32	151	123,594

			1,626,403

Gas — 0.5%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
5.900%	11/15/33	1,640	1,712,871
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.757%	03/16/32	240	209,347
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A
4.632%	08/05/27(a)	3,170	3,071,970
4.866%	08/05/32	3,020	2,793,504
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	251	256,028
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	460	366,316
3.600%	05/01/30	1,785	1,638,210
5.200%	07/01/29	1,335	1,330,230
5.350%	04/01/34	1,305	1,280,113
5.400%	06/30/33	520	514,701
Southern California Gas Co.,
First Mortgage
5.200%	06/01/33	2,710	2,677,046
5.600%	04/01/54(a)	1,575	1,546,823
5.750%	06/01/53	590	585,449
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33	360	368,501

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30		1,389	$1,176,954

				19,528,063

Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	04/15/28(a)		2,425	2,453,930
6.300%	02/15/30		625	638,090

				3,092,020

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36		261	253,225
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
5.375%	12/06/32(a)		470	470,799
5.750%	12/06/52		350	354,118
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.650%	11/15/27		1,730	1,753,268
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29(a)		310	313,459
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	353	264,233
Smith & Nephew PLC (United Kingdom),
Sr. Unsec’d. Notes
5.400%	03/20/34		610	600,043
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29		2,210	2,203,175
5.450%	03/13/31		940	928,371
5.600%	03/23/34		650	637,960
5.900%	04/30/54		540	516,167
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	495	386,627
1.875%	10/01/49	EUR	323	232,249

				8,913,694

Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		283	236,412
6.750%	12/15/37		469	501,019
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		523	404,651
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42		214	180,370
Sr. Sec’d. Notes
2.760%	10/01/24(a)		3,577	3,547,767

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
5.205%	12/01/31	1,180	$1,163,406
5.318%	12/01/34	3,145	3,089,929
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	1,315	1,189,937
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.100%	05/15/32	280	259,776
4.550%	05/15/52	210	176,237
5.375%	06/15/34	1,765	1,773,141
HCA, Inc.,
Gtd. Notes
4.500%	02/15/27	46	44,957
5.250%	06/15/26	87	86,659
5.450%	04/01/31	225	224,804
5.500%	06/15/47	656	605,503
5.600%	04/01/34	1,405	1,395,908
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32(a)	200	159,390
3.950%	03/15/27	199	192,481
4.800%	03/15/47	48	40,645
4.950%	10/01/44	176	153,090
5.375%	04/15/31(a)	705	701,126
5.750%	03/01/28	1,680	1,709,177
5.875%	03/01/33	555	564,914
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27	475	479,276
6.000%	05/08/34	200	204,706
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,170	978,261
Unsec’d. Notes, Series 2021
2.810%	06/01/41	985	710,949
3.002%	06/01/51	145	96,873
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	08/15/30	50	53,355
11.000%	10/15/30	80	88,174
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	838,432
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	152,523
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	168	158,428
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	275	256,028
4.625%	06/15/28	200	190,245
5.125%	11/01/27	358	350,329
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/26	220	207,324

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
2.000%	05/15/30	310	$263,454
2.300%	05/15/31(a)	200	167,960
3.125%	05/15/60(a)	73	46,117
3.250%	05/15/51(a)	168	115,371
3.875%	08/15/59	511	378,805
4.000%	05/15/29(a)	1,295	1,245,225
4.200%	05/15/32	810	762,010
4.450%	12/15/48	117	99,988
4.625%	11/15/41	701	633,431
4.750%	05/15/52	1,470	1,301,688
4.950%	05/15/62	310	276,051
5.050%	04/15/53	1,355	1,256,834
5.375%	04/15/54	1,740	1,689,919
5.700%	10/15/40	976	995,525
5.875%	02/15/53	730	758,274
6.050%	02/15/63	255	268,250

			33,425,104

Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	180	177,172
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	378	343,980
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	79	78,404
4.750%	11/29/27	180	177,483
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	535	515,175
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	372	342,240
5.250%	12/15/27	294	285,645
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	58	60,973
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	249	247,800
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	274	262,614
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	307	299,518

			2,791,004

Insurance — 1.0%
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	960	841,840
Aon Corp./Aon Global Holdings PLC,
Gtd. Notes
5.350%	02/28/33	505	501,664

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Aon North America, Inc.,
Gtd. Notes
5.450%	03/01/34(a)	2,855	$2,842,290
Ascot Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
4.250%	12/15/30	385	320,994
Athene Global Funding,
Sec’d. Notes, 144A
5.684%	02/23/26	2,670	2,676,578
Sec’d. Notes, 144A, MTN
2.646%	10/04/31(a)	2,435	1,999,803
Athene Holding Ltd.,
Sr. Unsec’d. Notes
5.875%	01/15/34	2,030	2,008,563
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	553	472,529
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/03/26	133	128,683
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25	2,275	2,236,707
3.850%	04/05/29	495	463,993
5.750%	01/15/34	1,605	1,615,336
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29	1,605	1,598,980
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	1,820	1,609,536
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	335	324,291
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	830	723,624
Sr. Unsec’d. Notes, 144A
6.000%	12/07/33	2,760	2,797,150
Guardian Life Global Funding,
Sec’d. Notes, 144A
1.100%	06/23/25	282	270,214
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	2	1,951
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	447	456,974
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	154	137,509
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	756	644,235
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	459	464,760

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN
2.400%	01/11/32	2,370	$1,948,758
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	48	42,563
5.375%	03/15/33	1,070	1,068,535
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25	253	242,842
Sr. Sec’d. Notes, 144A
5.100%	01/25/29	1,180	1,172,950
Protective Life Global Funding,
Sec’d. Notes, 144A, MTN
5.215%	06/12/29	1,015	1,013,546
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.750%	09/15/34	1,060	1,056,298
RGA Global Funding,
Sec’d. Notes, 144A
5.448%	05/24/29	950	952,171
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	309	337,425
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	653	579,209
6.850%	12/16/39	50	55,704
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	1,900	1,702,341
4.650%	06/15/27	3,375	3,317,555

			38,628,101

Internet — 0.1%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	450	293,104
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	06/03/27	53	47,859
1.500%	06/03/30	221	184,123
2.500%	06/03/50	313	191,444
3.150%	08/22/27	263	249,821
3.300%	04/13/27	210	201,409
3.450%	04/13/29(a)	460	436,405
3.600%	04/13/32	890	817,723
3.875%	08/22/37	501	442,397
4.250%	08/22/57	145	121,456
4.950%	12/05/44	151	145,930
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.832%	02/08/51	430	283,128
Sr. Unsec’d. Notes, 144A, MTN
3.061%	07/13/31	1,431	1,185,941
4.027%	08/03/50	1,071	731,627

			5,332,367

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
7.000%	10/15/39	224	$240,613
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	192	204,301
6.875%	11/10/39	411	438,003

			882,917

Leisure Time — 0.1%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
8.125%	01/15/29	360	377,136
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/15/32	230	231,049
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	655	633,712
YMCA of Greater New York,
Unsec’d. Notes
2.303%	08/01/26	1,540	1,437,731

			2,679,628

Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	548	526,422
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	596	516,067
6.125%	04/01/32	220	220,938
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	1,702	1,651,529
3.500%	08/18/26	322	307,375
3.900%	08/08/29	130	118,824
6.000%	08/15/29	210	211,583
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	285	276,556
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
7.625%	04/17/32	300	297,750
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.300%(cc)	03/08/27	880	802,725
2.850%(cc)	03/08/29	1,010	884,066
4.050%(cc)	01/08/26	780	755,137
5.125%(cc)	08/08/25	870	863,458
5.400%(cc)	08/08/28	1,336	1,308,525
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,202	1,125,072

			9,866,027

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified — 0.1%
AGCO Corp.,
Gtd. Notes
5.450%	03/21/27	325	$325,710
5.800%	03/21/34(a)	210	209,085
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	117	106,349
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	650	533,394
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25(a)	189	183,919
2.565%	02/15/30(a)	2,427	2,129,541

			3,487,998

Media — 1.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29	200	145,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	340	274,198
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34(a)	1,383	1,049,079
4.500%	08/15/30	66	55,810
4.750%	03/01/30	385	333,472
4.750%	02/01/32	400	327,568
5.000%	02/01/28(a)	265	247,795
5.125%	05/01/27(a)	538	516,337
5.375%	06/01/29(a)	186	169,191
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	80	68,431
3.500%	03/01/42	95	63,428
3.700%	04/01/51	1,025	625,704
3.750%	02/15/28	820	762,558
3.850%	04/01/61	1,134	664,798
3.900%	06/01/52	1,595	999,665
3.950%	06/30/62	235	139,232
4.400%	12/01/61	512	334,217
4.800%	03/01/50	176	129,366
4.908%	07/23/25	235	232,996
5.050%	03/30/29(a)	2,370	2,279,164
5.125%	07/01/49	240	184,668
5.375%	04/01/38	460	401,610
5.375%	05/01/47	316	252,606
5.500%	04/01/63	480	373,013
5.750%	04/01/48	29	24,310
6.384%	10/23/35	899	876,368
6.484%	10/23/45	871	796,669
6.550%	06/01/34	3,690	3,696,571
6.834%	10/23/55	171	161,986
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	375	211,130

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
2.800%	01/15/51	604	$372,283
2.887%	11/01/51	1,325	827,290
2.937%	11/01/56	152	91,703
3.150%	03/01/26	27	26,103
3.250%	11/01/39	58	44,628
3.300%	04/01/27	604	577,636
3.400%	04/01/30	340	312,559
3.400%	07/15/46	54	39,001
3.450%	02/01/50	90	63,569
3.750%	04/01/40	1,716	1,394,462
3.969%	11/01/47	1,499	1,168,470
3.999%	11/01/49	274	213,556
4.000%	08/15/47	793	622,801
4.000%	03/01/48	87	68,344
4.150%	10/15/28	207	200,453
4.200%	08/15/34	93	85,252
4.250%	10/15/30	526	504,374
4.250%	01/15/33	292	272,915
4.800%	05/15/33	1,285	1,249,119
4.950%	10/15/58	90	80,376
5.100%	06/01/29(a)	1,815	1,826,498
5.650%	06/15/35	79	81,078
5.650%	06/01/54	595	594,133
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	2,435	2,447,795
5.700%	06/15/33(a)	2,000	1,990,554
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	624	621,692
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	200	124,985
4.500%	11/15/31	2,015	1,300,165
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29	174	160,654
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	501	197,221
5.875%	11/15/24	988	942,458
7.750%	07/01/26	105	65,183
Sr. Sec’d. Notes, 144A
5.250%	12/01/26(a)	330	260,677
5.750%	12/01/28	50	34,404
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39	397	378,405
6.500%	10/13/33	380	398,217
Paramount Global,
Sr. Unsec’d. Notes
4.375%	03/15/43(a)	1,668	1,106,281
5.850%	09/01/43	386	303,197
Time Warner Cable Enterprises LLC,
Sr. Sec’d. Notes
8.375%	07/15/33	682	753,621

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	392	$287,556
5.875%	11/15/40	684	594,983
6.550%	05/01/37	1,469	1,391,591
6.750%	06/15/39	1,584	1,533,957
7.300%	07/01/38	1,490	1,506,818
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	200	196,354
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29(a)	370	337,044
Walt Disney Co. (The),
Gtd. Notes
6.650%	11/15/37	63	70,837

			44,118,442

Mining — 0.5%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	200	198,946
3.875%	03/16/29(a)	1,080	1,012,500
4.000%	09/11/27	245	234,817
4.750%	04/10/27	670	657,856
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	374	370,221
5.750%	05/01/43	144	142,713
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.900%	02/28/33(a)	1,230	1,204,536
5.000%	09/30/43	217	202,780
5.250%	09/08/33	1,220	1,218,279
First Quantum Minerals Ltd. (Zambia),
Sec’d. Notes, 144A
9.375%	03/01/29	200	209,250
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	225	220,244
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24	23	22,875
4.625%	08/01/30	164	157,878
5.250%	09/01/29	4,000	3,979,401
5.400%	11/14/34	250	245,198
5.450%	03/15/43	1,108	1,045,190
Glencore Finance Canada Ltd. (Australia),
Gtd. Notes, 144A
5.550%	10/25/42	50	46,373
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.850%	04/27/31	585	493,141
4.000%	03/27/27	443	427,457
5.371%	04/04/29	2,630	2,616,688
5.634%	04/04/34	1,920	1,890,740
6.375%	10/06/30(a)	700	729,874

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
5.350%	03/15/34		1,195	$1,192,861
Rio Tinto Alcan, Inc. (Canada),
Sr. Unsec’d. Notes
6.125%	12/15/33		1,160	1,227,854
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
5.250%	11/08/42		937	872,355
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27		399	385,307

				21,005,334

Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42		158	134,380
Textron, Inc.,
Sr. Unsec’d. Notes
3.900%	09/17/29		830	778,649

				913,029

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29		1,180	1,175,929
Inter-American Development Bank (Supranational Bank), Notes
6.800%	10/15/25		417	424,358
Sr. Unsec’d. Notes, GMTN
7.350%	10/06/30	INR	359,000	4,336,694

				5,936,981

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		3,500	3,274,290

Oil & Gas — 1.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		4,101	3,483,548
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31		600	543,763
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/30		250	232,009
4.250%	01/15/44		617	445,053
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		134	134,215
9.000%	11/01/27		28	34,737
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32(a)		970	825,146
3.000%	02/24/50		882	574,368
3.633%	04/06/30		385	358,863

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
4.812%	02/13/33	1,325	$1,284,694
4.893%	09/11/33	820	798,275
5.227%	11/17/34	840	833,812
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25(oo)	369	360,649
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	4,080	3,368,185
3.750%	02/15/52	1,223	859,372
5.400%	06/15/47	111	101,747
6.750%	11/15/39	53	57,330
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52	186	139,121
4.025%	03/15/62	1,475	1,111,195
4.150%	11/15/34	102	91,965
4.300%	11/15/44	362	307,130
5.050%	09/15/33	1,015	1,006,398
5.300%	05/15/53	340	323,101
5.550%	03/15/54(a)	170	167,445
5.700%	09/15/63	865	862,353
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	1,276	1,225,914
4.900%	06/01/44	133	108,740
Gtd. Notes, 144A
2.268%	11/15/26	504	467,772
5.750%	01/15/31	325	319,609
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	05/15/27	1,022	982,809
4.375%	03/15/29	594	567,239
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	231	223,004
4.750%	05/15/42	311	260,290
5.000%	06/15/45	1,297	1,105,102
5.250%	10/15/27	140	139,441
5.600%	07/15/41	506	470,843
5.875%	06/15/28	121	121,408
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29(a)	774	714,365
4.400%	03/24/51	290	231,149
5.400%	04/18/34	845	836,426
5.900%	04/18/64	200	193,076
6.250%	03/15/33	990	1,035,571
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	474	388,538
5.375%	06/26/26	372	364,114
5.875%	05/28/45	1,182	846,442
8.625%	01/19/29	1,580	1,663,108
8.875%	01/13/33	372	384,090

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	550	$555,356
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.375%	03/30/28	548	485,494
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	05/15/34	1,835	1,829,483
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	374	334,737
4.375%	04/15/30	145	141,519
4.950%	04/15/50	190	174,264
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27(a)	1,000	955,626
5.000%	01/15/29	177	173,626
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	30	28,663
3.625%	05/15/31	560	493,610
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40	1,355	1,097,066
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	205	148,019
3.482%	03/19/30	590	550,030
4.114%	03/01/46	534	440,839
4.327%	03/19/50	73	61,518
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33	1,003	1,125,893
7.300%	08/15/31	1,120	1,248,641
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	103	99,689
6.000%	04/15/30	425	410,357
6.000%	02/01/31	103	98,438
6.250%	04/15/32	625	601,394
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30	260	253,663
6.375%	10/24/48	350	329,984
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/45	177	169,315
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.400%	04/15/46	448	351,386
4.500%	07/15/44	78	60,244
6.450%	09/15/36	877	914,991
6.600%	03/15/46(a)	981	1,022,377
6.950%	07/01/24	307	307,000
7.500%	05/01/31	249	274,204

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31		475	$516,158
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
1.400%	02/09/26		200	186,938
Sr. Unsec’d. Notes, EMTN
3.100%	08/27/30		211	186,076
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	424	517,128
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27		1,062	1,018,352
6.500%	03/13/27		174	165,718
6.500%	01/23/29		335	302,337
6.700%	02/16/32		1,485	1,242,455
6.840%	01/23/30		523	459,926
6.875%	10/16/25		251	249,394
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	498	485,833
Gtd. Notes, MTN
6.875%	08/04/26		242	236,555
Phillips 66 Co.,
Gtd. Notes
5.300%	06/30/33		1,930	1,910,070
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26		194	182,048
Range Resources Corp.,
Gtd. Notes, 144A
4.750%	02/15/30		300	281,360
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A
2.875%	01/12/32(a)		260	221,049
3.625%	01/12/52		890	623,556
Shell International Finance BV,
Gtd. Notes
2.750%	04/06/30		253	224,828
3.000%	11/26/51(a)		2,425	1,584,680
4.375%	05/11/45		401	341,499
4.550%	08/12/43		492	436,157
6.375%	12/15/38		665	733,340
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32		350	321,466
5.375%	02/01/29		30	29,090
5.375%	03/15/30		160	154,592
TotalEnergies Capital SA (France),
Gtd. Notes
5.638%	04/05/64		1,440	1,441,419

				59,742,974

Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		820	800,014

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas Services (cont’d.)
Halliburton Co.,
Sr. Unsec’d. Notes
7.450%	09/15/39	475	$561,715
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	142	135,541
Schlumberger Investment SA,
Gtd. Notes
5.000%	06/01/34	1,195	1,176,155

			2,673,425

Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging
Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	06/15/27	200	196,000
Sr. Unsec’d. Notes, 144A
4.000%	09/01/29	320	270,800
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	575	486,328
6.000%	06/15/29(a)	325	326,741
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	250	245,670
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	355	354,221
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	245	241,539

			2,121,299

Pharmaceuticals — 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	652	621,284
3.200%	11/21/29	1,974	1,811,797
4.050%	11/21/39	3,575	3,102,305
4.250%	11/21/49	397	330,389
4.500%	05/14/35	777	732,761
4.700%	05/14/45	656	592,541
4.800%	03/15/29	470	467,262
4.875%	11/14/48	100	91,840
4.950%	03/15/31	880	877,686
5.050%	03/15/34(a)	290	289,103
5.400%	03/15/54	305	301,780
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30	2,551	1,186,215
Bayer Corp.,
Sr. Unsec’d. Notes, 144A
6.650%	02/15/28	595	614,705
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28	2,090	1,981,597

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.375%	11/21/30	660	$676,293
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	103	102,027
4.685%	12/15/44	59	51,924
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.900%	07/26/24	35	34,932
3.400%	07/26/29(a)	517	481,717
5.100%	02/22/31	260	260,906
5.200%	02/22/34(a)	1,690	1,686,814
5.550%	02/22/54(a)	1,005	990,555
5.650%	02/22/64	150	146,566
Cigna Group (The),
Gtd. Notes
4.375%	10/15/28	724	702,988
4.800%	08/15/38	1,052	966,384
4.900%	12/15/48	224	196,411
Sr. Unsec’d. Notes
3.200%	03/15/40	4,600	3,402,756
5.000%	05/15/29(a)	2,525	2,514,044
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	170	136,287
2.125%	09/15/31	663	531,901
2.700%	08/21/40	1,415	939,656
3.250%	08/15/29	422	382,973
3.625%	04/01/27	179	171,704
3.750%	04/01/30	448	412,268
3.875%	07/20/25	427	419,299
4.125%	04/01/40	186	150,114
4.300%	03/25/28	348	335,978
5.050%	03/25/48(a)	1,700	1,464,997
5.125%	07/20/45	790	694,667
5.875%	06/01/53	105	100,566
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28(a)	175	173,068
6.943%	01/10/30	181	183,911
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.700%	02/09/34	660	647,093
5.000%	02/09/54	70	66,861
5.100%	02/09/64	540	514,526
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)	570	527,250
Johnson & Johnson,
Sr. Unsec’d. Notes
3.625%	03/03/37	487	424,536
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	305	283,273

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.700%	05/28/30	303	$255,022
2.625%	04/01/30	597	529,375
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36	130	127,452
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26(a)	2,692	2,530,480
4.100%	10/01/46	2,113	1,476,459
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,313	1,080,993
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	2,830	2,065,726

			41,842,017

Pipelines — 2.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	07/15/32	190	195,350
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	214	183,970
3.302%	01/15/35	553	456,222
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	1,060	903,905
4.000%	03/01/31	210	190,748
4.500%	10/01/29	720	685,751
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	990	961,322
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34	720	707,970
6.042%	08/15/28	720	736,205
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	2,610	2,665,296
6.036%	11/15/33	1,860	1,900,424
6.544%	11/15/53	730	769,236
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	210	219,947
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	48	40,399
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,600	1,375,000
Enbridge, Inc. (Canada),
Gtd. Notes
2.500%	08/01/33	230	182,188
5.300%	04/05/29	570	570,128

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.625%	04/05/34(a)	2,040	$2,032,854
5.700%	03/08/33	3,090	3,112,729
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	215	214,671
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	918	913,387
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,535	1,518,735
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	999	988,227
Sr. Unsec’d. Notes
2.900%	05/15/25	3,001	2,927,638
3.750%	05/15/30	201	184,879
4.950%	06/15/28	916	903,966
5.250%	07/01/29	560	556,697
5.300%	04/01/44	78	69,853
5.400%	10/01/47	3,551	3,176,570
5.550%	05/15/34	875	863,931
6.250%	04/15/49	1,325	1,319,987
6.400%	12/01/30	1,945	2,043,926
7.500%	07/01/38	192	218,362
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	628	561,000
3.700%	01/31/51	207	153,048
3.950%	01/31/60	361	266,506
4.150%	10/16/28	769	743,443
4.850%	01/31/34(a)	770	747,855
4.850%	03/15/44	151	136,187
5.375%(ff)	02/15/78	280	261,659
5.950%	02/01/41	335	345,015
7.550%	04/15/38	151	178,437
Gtd. Notes, Series H
6.650%	10/15/34	190	208,536
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	51,101
7.500%	06/01/30	50	53,288
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	895	725,505
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.625%	03/31/36	800	651,750
2.940%	09/30/40	339	272,765
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	1,600	1,635,500
6.510%	02/23/42	1,250	1,309,375
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	1,278	816,585
4.300%	03/01/28	257	249,597
5.300%	12/01/34	143	138,642
5.550%	06/01/45	28	26,133

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Gtd. Notes, GMTN
7.750%	01/15/32(a)	717	$810,121
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	1,095	943,861
4.500%	04/15/38	665	580,438
4.700%	04/15/48	177	146,299
4.800%	02/15/29	255	250,113
4.875%	12/01/24	376	374,376
4.875%	06/01/25	1,097	1,087,503
4.950%	09/01/32	990	946,929
5.200%	03/01/47(a)	3,353	3,002,094
5.500%	06/01/34	420	413,587
5.500%	02/15/49	163	150,579
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	708	760,158
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	773	691,248
4.450%	09/01/49	2,142	1,683,381
5.550%	11/01/26	160	160,665
5.800%	11/01/30	260	265,937
6.050%	09/01/33	340	350,135
6.100%	11/15/32	355	367,065
6.625%	09/01/53	850	907,653
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32(a)	1,047	1,189,058
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	654	609,832
Targa Resources Corp.,
Gtd. Notes
5.200%	07/01/27(a)	2,095	2,090,907
6.150%	03/01/29	520	536,759
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32(a)	1,670	1,499,996
4.875%	02/01/31	704	671,305
6.500%	07/15/27	231	232,783
6.875%	01/15/29	567	581,533
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	490	441,560
3.950%	05/15/50	540	408,887
4.000%	03/15/28	1,200	1,150,508
7.850%	02/01/26	1,301	1,338,827
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	65	59,227
3.875%	11/01/33	440	375,550
4.125%	08/15/31	40	35,906
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%(cc)	02/01/25	727	714,747
4.050%(cc)	02/01/30	2,609	2,427,439

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.500%	03/01/28	176	$169,568
5.250%(cc)	02/01/50	441	383,732
5.300%	03/01/48	130	111,626
5.450%	04/01/44	398	356,327
5.500%	08/15/48	91	78,612
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	11	10,561
4.850%	03/01/48	239	206,658
4.900%	01/15/45	390	341,030
5.100%	09/15/45	353	318,320
5.150%	03/15/34	715	697,662
5.400%	03/04/44	417	393,137
5.650%	03/15/33	450	454,434
7.750%	06/15/31	643	708,992
8.750%	03/15/32	103	122,997
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	833	917,545

			76,850,567

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes
3.800%	08/15/29	660	613,488
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	5,683	5,273,140
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	955	753,377
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.100%	11/15/29	943	842,229
3.800%	02/15/28	492	466,183
4.800%	09/01/28	2,450	2,398,862
5.600%	06/01/29	1,445	1,457,378
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32(a)	1,031	865,250
4.000%	01/15/31	745	668,116
5.250%	06/01/25	17	16,857
5.300%	01/15/29	230	226,517
5.375%	04/15/26	127	125,984
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,013	1,737,507
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27(a)	18	15,013
NNN REIT, Inc.,
Sr. Unsec’d. Notes
5.500%	06/15/34	230	227,910
Prologis Targeted US Logistics Fund LP,
Gtd. Notes, 144A
5.250%	04/01/29	270	270,125

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes
4.900%	07/15/33	1,075	$1,027,397
Service Properties Trust,
Gtd. Notes
8.375%	06/15/29	290	285,195
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,850	1,625,005
2.700%	07/15/31	1,359	1,122,440
5.500%	01/15/29	2,075	2,075,235
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30	710	685,019
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)	1,500	1,480,053
4.500%	09/01/26	1,803	1,754,296
5.750%	02/01/27	351	351,232
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24	780	775,209
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	2,091	1,873,509

			29,012,526

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	366	342,668
AutoZone, Inc.,
Sr. Unsec’d. Notes
5.400%	07/15/34	935	924,731
6.550%	11/01/33	1,530	1,642,784
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27	1,072	973,996
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32	1,475	1,193,367
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	244	228,515
2.700%	04/15/30	361	321,581
3.300%	04/15/40	414	322,269
3.350%	04/15/50	623	442,963
3.900%	12/06/28	73	70,522
3.900%	06/15/47	69	54,525
4.850%	06/25/31	4,025	3,992,654
5.300%	06/25/54	250	244,087
5.875%	12/16/36	2,862	3,033,120
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30	169	164,045

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	09/01/25	97	$92,818
3.500%	07/01/27	327	313,360
3.600%	07/01/30	337	312,400
3.625%	09/01/49	73	52,955
3.700%	01/30/26	259	253,108
4.200%	04/01/50	619	493,782
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.700%	06/15/32(a)	960	926,870
Walmart, Inc.,
Sr. Unsec’d. Notes
1.500%	09/22/28	398	351,568

			16,748,688

Semiconductors — 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,100	880,682
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.900%	01/25/30(a)	1,330	1,349,336
6.150%	01/25/32	2,175	2,218,832
Intel Corp.,
Sr. Unsec’d. Notes
1.600%	08/12/28	513	449,048
3.200%	08/12/61	176	108,325
3.734%	12/08/47	104	76,496
4.750%	03/25/50	646	556,451
5.050%	08/05/62	550	485,785
5.125%	02/10/30	300	301,217
5.150%	02/21/34(a)	975	962,729
5.625%	02/10/43	330	326,909
5.700%	02/10/53	195	191,832
5.900%	02/10/63	235	234,889
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.300%	01/15/31	310	309,256
5.875%	02/09/33	180	183,947
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40	685	566,822
3.500%	04/01/50	286	219,235
3.700%	04/01/60	366	276,009
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	468	391,430
2.700%	05/01/25	390	380,870
4.300%	06/18/29	990	951,024
4.400%	06/01/27	3,335	3,261,597
Qorvo, Inc.,
Gtd. Notes
1.750%	12/15/24	3,290	3,225,443

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	250	$211,127

			18,119,291

Software — 0.3%
Adobe, Inc.,
Sr. Unsec’d. Notes
4.800%	04/04/29(a)	1,170	1,172,011
Constellation Software, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.461%	02/16/34	745	743,956
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	140	95,096
3.450%	08/08/36	31	27,028
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	890	834,292
2.875%	03/25/31	671	579,631
2.950%	04/01/30	710	631,134
3.600%	04/01/40	859	660,243
3.600%	04/01/50	130	90,777
4.100%	03/25/61	2,864	2,056,348
4.300%	07/08/34	2,041	1,858,980
4.650%	05/06/30	310	303,686
4.900%	02/06/33	1,100	1,067,560
6.150%	11/09/29	1,310	1,369,829

			11,490,571

Telecommunications — 0.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	100	81,155
2.300%	06/01/27(a)	766	708,675
2.550%	12/01/33	251	199,511
3.500%	06/01/41	4,242	3,245,178
3.500%	09/15/53	3,363	2,282,567
3.550%	09/15/55	397	267,497
3.650%	09/15/59	894	600,022
3.800%	12/01/57	692	483,199
4.350%	06/15/45	214	177,218
4.500%	05/15/35	115	105,889
5.350%	09/01/40	230	220,027
5.539%	02/20/26	3,055	3,055,232
5.550%	08/15/41	221	214,992
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.950%	02/26/31	1,065	1,064,264
5.350%	02/26/64	710	690,561
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	3,160	3,131,326
Rogers Communications, Inc. (Canada),
Gtd. Notes
5.300%	02/15/34(a)	420	412,253

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Sprint LLC,
Gtd. Notes
7.625%	02/15/25(a)	275	$276,668
7.625%	03/01/26	105	107,886
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48	275	231,717
5.213%	03/08/47	170	150,412
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	200	190,095
2.550%	02/15/31	293	248,719
2.625%	02/15/29	1,246	1,117,175
2.875%	02/15/31(a)	453	392,503
3.000%	02/15/41	35	25,013
3.375%	04/15/29	430	397,116
3.500%	04/15/25	350	344,124
3.500%	04/15/31	420	377,467
3.750%	04/15/27	121	116,314
3.875%	04/15/30	4,865	4,548,139
5.050%	07/15/33	445	435,286
5.150%	04/15/34	530	520,776
5.750%	01/15/34(a)	1,055	1,085,225
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31	564	456,454
2.100%	03/22/28	305	274,341
2.355%	03/15/32	4,777	3,904,140
2.550%	03/21/31	570	484,187
3.150%	03/22/30	398	358,756
3.400%	03/22/41	200	152,871
3.850%	11/01/42	269	213,229
3.875%	02/08/29	176	167,251
4.125%	03/16/27	213	207,629
4.329%	09/21/28(a)	459	446,263
4.400%	11/01/34	165	152,891
4.500%	08/10/33	934	877,991
5.250%	03/16/37	951	939,085
5.500%	03/16/47	97	96,793
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31	630	529,988

			36,766,070

Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/25	200	1,766

Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	425	396,912
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)	265	234,310

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	257	$253,958
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27	124	115,538
2.891%	04/06/36	121	97,487
3.750%	02/05/70	827	577,390

			1,675,595

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	07/01/27	3,685	3,586,243
5.250%	07/01/29	2,000	1,983,710
5.350%	03/30/29(a)	1,935	1,934,899
6.050%	08/01/28	550	563,459

			8,068,311

TOTAL CORPORATE BONDS (cost $1,279,984,503)			1,205,792,942

FLOATING RATE AND OTHER LOANS — 0.6%
Airlines — 0.0%
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%
9.075%(c)	10/20/27	258	263,602

Auto Parts & Equipment — 0.0%
Clarios Global LP (Canada),
2024 Refinancing Term Loan Facility, 1 Month SOFR + 3.000%
8.344%(c)	05/06/30	229	229,855

Beverages — 0.0%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
8.579%(c)	03/31/28	311	311,041

Building Materials — 0.0%
Quikrete Holdings Inc,
Term Loan B (2029), 1 Month SOFR + 2.250%
7.594%(c)	03/19/29	366	365,764

Commercial Services — 0.1%
API Group DE, Inc.,
2021 Repriced Term Loan B, 1 Month SOFR + 2.000%
7.344%(c)	01/03/29	212	211,372
Garda World Security Corp. (Canada),
Fourth Additional Term Loan, 3 Month SOFR + 4.250%
9.594%(c)	02/01/29	236	237,625
GTCR W Merger Sub LLC,
Initial USD Term Loan, 3 Month SOFR + 3.000%
8.335%(c)	01/31/31	1,170	1,169,164

			1,618,161

Computers — 0.0%
Peraton Corp.,
First Lien Term B Loan, 1 Month SOFR + 3.850%
9.194%(c)	02/01/28	440	439,946

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Diversified Financial Services — 0.1%
Citadel Securities LP,
Term Loan B (2024), 1 Month SOFR + 2.250%
7.594%(c)	07/29/30	59	$59,611
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 3 Month SOFR + 3.750%
9.085%(c)	04/09/27	499	499,014
Focus Financial Partners LLC,
Term Loan B-7, 1 Month SOFR + 2.750%
8.094%(c)	06/30/28	354	353,170
Setanta Aircraft Leasing DAC (Ireland),
Term B Loan, 3 Month SOFR + 2.012%
7.346%(c)	11/06/28	365	366,825

			1,278,620

Engineering & Construction — 0.1%
Brown Group Holding LLC,
Initial Term Loan, 1 Month SOFR + 2.850%
8.194%(c)	06/07/28	1,456	1,455,246
KKR Apple Bidco LLC,
Initial Term Loan, 1 Month SOFR + 2.864%
8.208%(c)	09/22/28	384	384,011

			1,839,257

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 3 Month SOFR + 2.750%
8.097%(c)	02/06/31	938	936,646
Term Loan B, 3 Month SOFR + 2.750%
8.097%(c)	02/06/30	57	56,793
Flutter Financing BV (Ireland),
Term B Loan, 3 Month SOFR + 2.250%
7.585%(c)	11/25/30	826	825,231
PCI Gaming Authority,
Term B Facility Loan, 1 Month SOFR + 2.614%
7.958%(c)	05/29/26	928	926,230
UFC Holdings LLC,
Term B-3 Loan, 3 Month SOFR + 3.012%
8.437%(c)	04/29/26	271	271,836

			3,016,736

Healthcare-Products — 0.0%
Sotera Health Holdings LLC,
2024 Refinancing Term Loan, 1 Month SOFR + 3.250%
8.594%(c)	05/30/31	660	657,525

Healthcare-Services — 0.0%
Phoenix Guarantor, Inc.,
Tranche B-4 Term Loan, 1 Month SOFR + 3.250%
8.594%(c)	02/21/31	1,136	1,132,159

Holding Companies-Diversified — 0.0%
First Eagle Holdings, Inc.,
Tranche B-2 Term Loan, 1 Month SOFR + 3.000%
8.330%(c)	03/05/29	298	296,839

Insurance — 0.1%
AmWINS Group, Inc.,
Term Loan, 1 Month SOFR + 2.364%
7.708%(c)	02/19/28	425	424,589

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Insurance (cont’d.)
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%
8.708%(c)	12/23/26	513	$508,917
New B-09 Term Loan, 1 Month SOFR + 3.364%
8.708%(c)	07/31/27	460	451,526
New B-11 Term Loan, 1 Month SOFR + 4.350%
9.694%(c)	08/21/28	778	771,533

			2,156,565

Leisure Time — 0.0%
Alterra Mountain Company,
Term Loan B-4, 1 Month SOFR + 3.250%
8.594%(c)	08/17/28	510	511,551

Lodging — 0.0%
Four Seasons Hotels Ltd. (Canada),
2024 Repricing Term Loan, 1 Month SOFR + 2.000%
7.344%(c)	11/30/29	358	359,269

Machinery-Diversified — 0.0%
Ali Group North America Corp.,
Initial Tranche B Term Loan, 1 Month SOFR + 2.114%
7.458%(c)	07/30/29	320	320,169

Media — 0.0%
Charter Communications Operating LLC,
Term B-4 Loan, 3 Month SOFR + 2.000%
7.302%(c)	12/07/30	205	202,885
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month SOFR + 2.614%
7.958%(c)	09/18/26	830	831,134

			1,034,019

Pharmaceuticals — 0.0%
Gainwell Acquisition Corp.,
Term B Loan, 3 Month SOFR + 4.100%
9.435%(c)	10/01/27	963	925,385

Retail — 0.0%
Harbor Freight Tools USA Inc,
Initial Term Loan
—%(p)	06/11/31	670	667,674

Software — 0.1%
athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%
8.594%(c)	02/15/29	622	619,102
Cloudera, Inc.,
Term Loan, 1 Month SOFR + 3.850%
9.194%(c)	10/08/28	271	270,202
Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%
8.579%(c)	05/01/31	1,337	1,333,725
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 4.000%
9.344%(c)	10/16/26	1,005	976,841
Interface Security Systems, LLC,
Term Loan, 1 Month SOFR + 7.000%
12.419%(c)	08/07/24^	1,124	843,086

			4,042,956

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Transportation — 0.0%
Genesee & Wyoming, Inc.,
Initial Term B Loan, 3 Month SOFR + 2.000%
7.335%(c)	04/10/31	560	$559,306

TOTAL FLOATING RATE AND OTHER LOANS (cost $22,290,143)			22,026,399

MUNICIPAL BONDS — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	135	129,846

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	515	483,714

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,015	1,096,455
Revenue Bonds, BABs, Series S1
7.043%	04/01/50	950	1,120,358
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	970	1,108,594
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	119	102,994

			3,428,401

Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,162	1,141,031

Massachusetts — 0.1%
Commonwealth of Massachusetts,
Taxable, Revenue Bonds, Series B
4.110%	07/15/31	1,919	1,879,843

Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85	89,592

New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366	417,247
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438	512,916
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400	402,550

			1,332,713

New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530	542,175

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York (cont’d.)
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	255	$260,358
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	98,793
New York Transportation Development Corp.,
Taxable, Revenue Bonds
4.248%	09/01/35	2,705	2,594,121
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 165
5.647%	11/01/40	185	192,713
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	400	346,808
Consolidated, Taxable, Revenue Bonds, Series 181
4.960%	08/01/46	515	494,668

			4,529,636

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	770,084

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	109,191
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	265,501

			374,692

Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	311,817
Taxable, Revenue Bonds
4.427%	02/01/42	265	247,936
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.507%	11/01/51	295	264,139
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	400	412,406
Texas Natural Gas Securitization Finance Corp. Revenue,
Taxable, Revenue Bonds, Series 2023-01, Class A1
5.102%	04/01/35	2,372	2,377,455

			3,613,753

Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	2,915	1,763,850

TOTAL MUNICIPAL BONDS (cost $22,580,713)			19,537,155

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.0%
Ajax Mortgage Loan Trust,
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	$100,230
Angel Oak Mortgage Trust,
Series 2020-02, Class A1A, 144A
2.531%(cc)	01/26/65	3,190	2,931,000
Series 2020-06, Class A1, 144A
1.261%(cc)	05/25/65	2,333	2,076,448
Series 2022-01, Class A1, 144A
2.881%	12/25/66	1,912	1,724,962
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month SOFR + 1.014% (Cap 11.500%, Floor 0.900%)
6.360%(c)	11/25/34	1,286	1,258,174
BRAVO Residential Funding Trust,
Series 2022-NQM02, Class A1, 144A
4.272%(cc)	11/25/61	884	855,071
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	3,099	3,058,474
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	1,472	1,322,770
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	500	436,850
CIM Trust,
Series 2022-R03, Class A1, 144A
4.500%(cc)	03/25/62	3,852	3,704,086
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.425%(cc)	09/25/47	131	113,882
Series 2022-A, Class A1, 144A
6.170%	09/25/62	595	594,764
COLT Mortgage Loan Trust,
Series 2021-02, Class A1, 144A
0.924%(cc)	08/25/66	3,836	3,100,052
Series 2021-03, Class A1, 144A
0.956%(cc)	09/27/66	5,393	4,319,882
Series 2021-04, Class A1, 144A
1.397%(cc)	10/25/66	3,766	3,088,736
Series 2021-05, Class A1, 144A
1.726%(cc)	11/26/66	3,584	3,071,906
Series 2022-04, Class A1, 144A
4.301%(cc)	03/25/67	634	614,413
Series 2022-05, Class A1, 144A
4.550%(cc)	04/25/67	3,610	3,578,108
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.835%(c)	10/25/43	1,086	1,093,242
Series 2024-R01, Class 1B1, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.035%(c)	01/25/44	695	708,211
Series 2024-R02, Class 1M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 1.800%)
7.135%(c)	02/25/44	761	768,226
Series 2024-R04, Class 1B1, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
7.524%(c)	05/25/44	390	390,731

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust,
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	2,773	$2,457,023
Series 2020-RPL05, Class A1, 144A
4.713%(cc)	08/25/60	146	145,076
Series 2021-AFC1, Class A1, 144A
0.830%(cc)	03/25/56	2,077	1,667,874
Series 2021-NQM01, Class A1, 144A
0.809%(cc)	05/25/65	1,782	1,555,664
Series 2021-NQM03, Class A1, 144A
1.015%(cc)	04/25/66	777	646,751
Series 2022-07R, Class A1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)
9.824%(c)	10/25/66	1,133	1,061,829
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	920	858,181
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	5,379	4,635,299
Series 2021-03, Class A1, 144A
1.194%(cc)	08/25/66	4,831	4,082,140
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, IO, 144A
2.577%(cc)	04/15/36	14,731	1,539,067
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.035%(c)	10/25/33	158	157,992
Fannie Mae Interest Strips,
Series 409, Class C01, IO
3.000%	11/25/26	174	3,634
Series 409, Class C02, IO
3.000%	04/25/27	254	6,803
Series 409, Class C13, IO
3.500%	11/25/41	294	45,571
Series 409, Class C22, IO
4.500%	11/25/39	257	48,923
Series 426, Class C38, IO
2.000%	03/25/52	3,683	484,476
Series 427, Class C21, IO
2.000%	03/25/50	804	97,875
Series 429, Class C3, IO
2.500%	09/25/52	3,124	494,367
Series 437, Class C8, IO
2.500%	06/25/52	3,134	478,354
Fannie Mae REMIC,
Series 2004-038, Class FK, 30 Day Average SOFR + 0.464% (Cap 8.000%, Floor 0.350%)
5.800%(c)	05/25/34	74	73,793
Series 2010-027, Class AS, IO, 30 Day Average SOFR x (1) + 6.366% (Cap 6.480%, Floor 0.000%)
1.030%(c)	04/25/40	219	22,127
Series 2011-098, Class ZL
3.500%	10/25/41	1,740	1,611,980
Series 2011-099, Class KS, IO, 30 Day Average SOFR x (1) + 6.586% (Cap 6.700%, Floor 0.000%)
1.250%(c)	10/25/26	102	1,312

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2011-142, Class PE
3.500%	01/25/42	1,822	$1,638,614
Series 2012-028, Class B
6.500%	06/25/39	9	9,426
Series 2012-046, Class BA
6.000%	05/25/42	182	187,279
Series 2012-051, Class B
7.000%	05/25/42	72	75,468
Series 2012-074, Class OA, PO
0.285%(s)	03/25/42	29	25,295
Series 2012-074, Class SA, IO, 30 Day Average SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.200%(c)	03/25/42	192	11,725
Series 2012-075, Class AO, PO
0.285%(s)	03/25/42	44	38,642
Series 2012-075, Class NS, IO, 30 Day Average SOFR x (1) + 6.486% (Cap 6.600%, Floor 0.000%)
1.150%(c)	07/25/42	23	2,482
Series 2012-118, Class VZ
3.000%	11/25/42	371	329,062
Series 2012-133, Class CS, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.700%(c)	12/25/42	127	13,157
Series 2012-134, Class MS, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.700%(c)	12/25/42	128	14,774
Series 2013-009, Class BC
6.500%	07/25/42	246	256,700
Series 2013-009, Class CB
5.500%	04/25/42	667	676,127
Series 2013-026, Class HI, IO
3.000%	04/25/32	37	1,149
Series 2013-126, Class CS, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.700%(c)	09/25/41	556	35,668
Series 2014-59, Class ZA
3.000%	09/25/44	1,443	1,276,216
Series 2014-95, Class ZC
3.000%	01/25/45	1,793	1,561,611
Series 2015-055, Class IO, IO
0.274%(cc)	08/25/55	496	19,149
Series 2015-056, Class AS, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.700%(c)	08/25/45	173	21,100
Series 2015-065, Class CZ
3.500%	09/25/45	272	226,191
Series 2016-03, Class IN, IO
6.000%	02/25/46	1,759	276,048
Series 2016-03, Class MI, IO
5.500%	02/25/46	2,247	326,600
Series 2016-43, Class GZ
3.000%	07/25/46	1,699	1,436,512
Series 2017-22, Class BZ
3.500%	04/25/47	2,341	2,094,135
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.600%(c)	04/25/50	501	52,217

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-35, Class AI, IO
3.000%	06/25/50	3,215	$499,352
Series 2020-47, Class GZ
2.000%	07/25/50	777	453,278
Series 2020-56, Class AQ
2.000%	08/25/50	800	608,113
Series 2020-57, Class TA
2.000%	04/25/50	843	718,664
Series 2020-61, Class NI, IO
3.500%	09/25/50	608	101,015
Series 2020-62, Class AI, IO
2.500%	09/25/50	686	110,043
Series 2020-64, Class AI, IO
5.000%	09/25/50	2,238	386,945
Series 2020-74, Class HI, IO
5.500%	10/25/50	2,307	430,270
Series 2020-77, Class HI, IO
4.000%	11/25/50	2,352	481,192
Series 2020-85, Class PI, IO
3.000%	12/25/50	3,287	513,152
Series 2020-96, Class IN, IO
3.000%	01/25/51	1,127	191,914
Series 2020-97, Class EI, IO
2.000%	01/25/51	3,462	438,184
Series 2021-03, Class NI, IO
2.500%	02/25/51	4,345	648,330
Series 2021-03, Class TI, IO
2.500%	02/25/51	2,967	481,987
Series 2021-26, Class YI, IO
3.500%	05/25/50	2,701	475,946
Series 2021-28, Class LB
2.000%	04/25/51	363	290,038
Series 2021-43, Class IO, IO
2.500%	06/25/51	1,425	219,877
Series 2021-52, Class CI, IO
2.500%	12/25/47	817	111,103
Series 2021-65, Class JA
2.000%	01/25/46	279	239,993
Series 2021-77, Class WI, IO
3.000%	08/25/50	718	112,013
Series 2022-03, Class PI, IO
3.000%	01/25/52	3,067	412,946
Series 2022-18, Class PI, IO
4.000%	11/25/51	980	211,543
Series 2022-22, Class IO, IO
2.500%	10/25/51	1,962	332,329
Series 2022-86, Class IO, IO
2.500%	05/25/50	733	102,401
Series 2023-02, Class CI, IO
2.000%	10/25/50	1,830	223,555
Series 2024-05, Class DI, IO
3.000%	10/25/51	2,148	369,871
Fannie Mae Strips Interest,
Series 436, Class C32, IO
2.000%	10/25/52	1,622	204,173
Series 440, Class C6, IO
2.000%	10/25/52	1,855	236,049

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
11.450%(c)	08/25/50	270	$309,937
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.135%(c)	10/25/50	364	416,513
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.700%(c)	09/25/50	139	156,257
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.335%(c)	11/25/50	435	489,584
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.135%(c)	01/25/51	1,208	1,215,285
Series 2022-DNA02, Class M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
9.085%(c)	02/25/42	2,825	2,966,227
Series 2022-DNA03, Class B1, 144A, 30 Day Average SOFR + 5.650% (Cap N/A, Floor 0.000%)
10.985%(c)	04/25/42	1,010	1,098,207
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.235%(c)	04/25/42	1,650	1,714,844
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.685%(c)	05/25/42	1,775	1,863,469
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.485%(c)	09/25/42	1,201	1,217,172
Series 2022-DNA07, Class M1B, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 0.000%)
10.335%(c)	03/25/52	800	882,028
Series 2022-HQA03, Class M1B, 144A, 30 Day Average SOFR +
3.550% (Cap N/A, Floor 0.000%)
8.885%(c)	08/25/42	765	807,770
Series 2023-HQA03, Class A1, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
7.185%(c)	11/25/43	506	512,622
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	332	342,765
Freddie Mac REMIC,
Series 2957, Class ZA
5.000%	03/15/35	686	686,548
Series 3242, Class SC, IO, 30 Day Average SOFR x (1) + 6.176% (Cap 6.290%, Floor 0.000%)
0.842%(c)	11/15/36	139	12,245
Series 3368, Class AI, IO, 30 Day Average SOFR x (1) + 5.916% (Cap 6.030%, Floor 0.000%)
0.582%(c)	09/15/37	247	19,077
Series 3621, Class SB, IO, 30 Day Average SOFR x (1) + 6.116% (Cap 6.230%, Floor 0.000%)
0.782%(c)	01/15/40	69	5,893
Series 3639, Class EY
5.000%	02/15/30	189	188,077

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 3947, Class SG, IO, 30 Day Average SOFR x (1) + 5.836% (Cap 5.950%, Floor 0.000%)
0.502%(c)	10/15/41	501	$43,755
Series 3967, Class ZP
4.000%	09/15/41	1,120	1,062,297
Series 4054, Class SA, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.602%(c)	08/15/39	214	16,750
Series 4119, Class IN, IO
3.500%	10/15/32	215	18,208
Series 4146, Class DI, IO
3.000%	12/15/31	599	23,260
Series 4194, Class BI, IO
3.500%	04/15/43	290	47,327
Series 4199, Class BZ
3.500%	05/15/43	1,274	1,132,302
Series 4210, Class Z
3.000%	05/15/43	510	401,583
Series 4239, Class IO, IO
3.500%	06/15/27	264	6,361
Series 4357, Class MZ
3.000%	10/15/42	1,818	1,596,578
Series 4415, Class IO, IO
0.302%(cc)	04/15/41	365	22,601
Series 4430, Class NZ
3.000%	01/15/45	3,965	3,422,325
Series 4447, Class Z
3.000%	03/15/45	2,061	1,797,281
Series 4504, Class DZ
3.500%	08/15/45	2,813	2,587,919
Series 4518, Class CZ
3.500%	10/15/45	440	391,326
Series 4533, Class CI, IO
5.500%	04/15/40	1,195	210,929
Series 4640, Class CZ
3.500%	12/15/46	1,454	1,314,246
Series 4813, Class CJ
3.000%	08/15/48	203	173,630
Series 4980, Class KI, IO
4.500%	06/25/50	1,729	403,650
Series 4991, Class QV
2.000%	09/25/45	183	146,525
Series 5010, Class IK, IO
2.500%	09/25/50	665	96,416
Series 5018, Class MI, IO
2.000%	10/25/50	1,156	154,572
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,778	48,529
Series 5040, Class IB, IO
2.500%	11/25/50	429	61,494
Series 5050, Class IE, IO
2.000%	12/25/50	1,997	247,593
Series 5071, Class IH, IO
2.500%	02/25/51	634	83,556
Series 5083, Class AI, IO
2.500%	03/25/51	2,409	338,262

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 5085, Class NI, IO
2.000%	03/25/51	2,767	$330,828
Series 5092, Class AP
2.000%	04/25/41	301	255,355
Series 5093, Class IY, IO
4.500%	12/25/50	943	217,766
Series 5115, Class IO, IO
4.500%	10/25/49	482	109,639
Series 5118, Class NI, IO
2.000%	02/25/51	1,502	196,155
Series 5159, Class IP, IO
3.000%	11/25/51	1,421	203,955
Series 5161, Class IO, IO
2.000%	03/25/51	782	105,860
Series 5169, Class IO, IO
3.000%	09/25/51	2,733	428,580
Series 5170, Class DP
2.000%	07/25/50	2,493	2,105,350
Series 5201, Class PA
2.500%	03/25/52	1,852	1,606,058
Series 5202, Class IN, IO
3.000%	01/25/47	705	93,055
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	489	7,000
Series 5224, Class HL
4.000%	04/25/52	200	177,057
Series 5230, Class PE
2.000%	12/25/51	100	77,482
Series 5269, Class AD
2.000%	01/25/55	7,581	5,800,912
Series 5293, Class CI, IO
2.500%	04/25/51	3,110	497,885
Series 5293, Class IO, IO
2.000%	03/25/51	2,747	345,905
Series 5377, Class IO, IO
2.500%	12/25/51	867	112,664
Series 5389, Class IC, IO
4.500%	11/25/51	483	109,802
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	4,485	4,280,797
Series 2021-01, Class M, 144A
4.250%	09/25/60	1,433	1,347,642
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	106	3,691
Series 375, Class C1, IO
2.500%	01/25/51	3,524	541,403
Series 386, Class C14, IO
2.500%	03/15/52	2,874	393,498
Series 389, Class C1, IO
1.500%	05/15/37	8,408	465,544
Series 389, Class C35, IO
2.000%	06/15/52	3,753	476,764
Series 406, Class PO, PO
1.213%(s)	10/25/53	2,714	2,150,035

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust,
Series 2021-NQM03, Class A1, 144A
1.091%(cc)	05/25/66	3,130	$2,580,362
Government National Mortgage Assoc.,
Series 2010-042, Class BS, IO, 1 Month SOFR x (1) + 6.366% (Cap 6.480%, Floor 0.000%)
1.027%(c)	04/20/40	52	5,579
Series 2010-085, Class HS, IO, 1 Month SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.197%(c)	01/20/40	2	3
Series 2010-H26, Class LF, 1 Month SOFR + 0.464% (Cap 13.898%, Floor 0.350%)
5.787%(c)	08/20/58	51	51,310
Series 2012-034, Class SA, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.597%(c)	03/20/42	482	45,657
Series 2012-043, Class SN, IO, 1 Month SOFR x (1) + 6.486% (Cap 6.600%, Floor 0.000%)
1.157%(c)	04/16/42	241	31,560
Series 2012-098, Class SA, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.657%(c)	08/16/42	205	20,747
Series 2012-124, Class AS, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
0.757%(c)	10/16/42	329	33,278
Series 2013-069, Class AI, IO
3.500%	05/20/43	258	39,411
Series 2014-05, Class SP, IO, 1 Month SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.707%(c)	06/16/43	166	6,821
Series 2014-12, Class ZB
3.000%	01/16/44	2,264	1,995,223
Series 2014-46, Class IO, IO
5.000%	03/16/44	2,354	308,495
Series 2016-37, Class IO, IO
5.000%	01/16/43	2,328	422,699
Series 2018-037, Class QA
2.750%	03/20/48	203	175,833
Series 2018-H06, Class PF, 1 Month SOFR + 0.414% (Cap 11.000%, Floor 0.300%)
5.737%(c)	02/20/68	114	113,046
Series 2018-H08, Class KF, 1 Month SOFR + 0.414% (Cap 11.000%, Floor 0.300%)
5.737%(c)	05/20/68	135	133,889
Series 2020-047, Class NI, IO
3.500%	04/20/50	363	65,220
Series 2020-123, Class IL, IO
2.500%	08/20/50	360	48,583
Series 2020-127, Class IN, IO
2.500%	08/20/50	552	75,446
Series 2020-129, Class IE, IO
2.500%	09/20/50	495	67,150
Series 2020-160, Class IH, IO
2.500%	10/20/50	411	57,471
Series 2020-160, Class VI, IO
2.500%	10/20/50	491	67,224

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-175, Class GI, IO
2.000%	11/20/50	414	$45,311
Series 2021-057, Class BI, IO
3.000%	03/20/51	1,879	309,928
Series 2021-077, Class LC
1.250%	07/20/50	228	175,609
Series 2021-096, Class VI, IO
2.500%	06/20/51	1,305	172,192
Series 2021-115, Class MI, IO
2.500%	05/20/51	1,172	129,316
Series 2021-138, Class IK, IO
3.000%	07/20/51	875	128,409
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	288	71
Series 2021-176, Class IN, IO
2.500%	10/20/51	1,710	244,875
Series 2021-188, Class PA
2.000%	10/20/51	66	52,130
Series 2021-215, Class KA
2.500%	10/20/49	2,628	2,263,710
Series 2021-223, Class P
2.000%	06/20/51	477	410,946
Series 2021-H03, Class IO, IO
0.000%(cc)	04/20/70	3,573	6,726
Series 2022-009, Class GA
2.000%	01/20/52	481	389,401
Series 2022-024, Class AH
2.500%	02/20/52	325	275,675
Series 2022-024, Class GA
3.000%	02/20/52	1,493	1,335,420
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,053	17,563
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	2,248	44,032
Series 2022-063, Class LM
3.500%	10/20/50	100	81,933
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	739	14,042
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	600	13,924
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	1,972	36,030
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,790	55,800
Series 2022-081, Class CI, IO
3.000%	09/20/50	761	106,254
Series 2022-085, Class SL, IO, 30 Day Average SOFR x (1) + 4.250% (Cap 4.250%, Floor 0.000%)
0.000%(c)	05/20/52	40,701	1,295,050

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	464	$8,002
Series 2022-099, Class JW
2.500%	01/20/52	200	158,681
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	2,771	41,750
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	2,156	36,339
Series 2022-139, Class AL
4.000%	07/20/51	900	795,997
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	2,208	33,443
Series 2022-189, Class PT
2.500%	10/20/51	724	593,229
Series 2022-197, Class CS, IO, 30 Day Average SOFR x (1) + 5.500% (Cap 5.500%, Floor 0.000%)
0.167%(c)	11/20/52	19,495	779,551
Series 2023-130, Class IO, IO
4.000%	08/20/47	1,381	253,195
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ04, Class A2, 144A
3.000%(cc)	01/25/51	253	211,214
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.100%(c)	05/25/29	114	114,264
Imperial Fund Mortgage Trust,
Series 2021-NQM01, Class A1, 144A
1.071%(cc)	06/25/56	1,400	1,193,666
Series 2021-NQM02, Class A1, 144A
1.073%(cc)	09/25/56	756	616,534
Series 2021-NQM03, Class A1, 144A
1.595%(cc)	11/25/56	4,935	4,160,658
Series 2021-NQM04, Class A1, 144A
2.091%(cc)	01/25/57	2,487	2,101,693
Series 2022-NQM02, Class A1, 144A
3.638%	03/25/67	4,391	4,033,119
JPMorgan Mortgage Trust,
Series 2020-07, Class A3, 144A
3.000%(cc)	01/25/51	192	160,759
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
7.858%(cc)	09/25/59	1,631	1,630,287
MFA Trust,
Series 2021-INV01, Class A1, 144A
0.852%(cc)	01/25/56	310	290,206
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	4,425	3,807,178
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-INV02, Class A1, 144A
6.500%(cc)	02/25/54	1,521	1,529,490

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-INV03, Class A1, 144A
6.500%(cc)	06/25/54	1,200	$1,206,984
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56	121	110,166
Series 2017-01A, Class A1, 144A
4.000%(cc)	02/25/57	3,357	3,182,674
Series 2017-04A, Class A1, 144A
4.000%(cc)	05/25/57	1,726	1,621,180
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57	2,303	1,897,973
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	118	112,292
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	1,705	1,589,369
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	1,751	1,637,749
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59	568	521,303
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	579	546,836
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month SOFR + 1.184% (Cap 11.000%, Floor 1.070%)
6.530%(c)	02/25/35	612	590,292
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
6.110%(c)	06/25/57	89	86,423
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48	153	139,897
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66	5,108	4,387,048
Series 2021-NQM2, Class A1, 144A
1.101%(cc)	05/25/61	5,595	4,436,798
Series 2021-NQM3, Class A1, 144A
1.054%(cc)	07/25/61	5,069	3,962,773
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)
9.210%(c)	05/30/25	1,969	1,970,074
PRET LLC,
Series 2024-RN02, Class A1, 144A
7.125%	04/25/54	3,905	3,917,090
PRPM,
Series 2024-03, Class A1, 144A
6.994%	05/25/29	2,690	2,698,500
PRPM LLC,
Series 2020-04, Class A1, 144A
5.610%(cc)	10/25/25	593	593,056
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	983	991,742
SACO I Trust,
Series 2007-VA01, Class A, 144A
4.396%(cc)	06/25/21	5	4,075

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust,
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47		20	$18,428
Series 2018-CH01, Class A1, 144A
4.000%(cc)	03/25/48		69	62,875
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48		44	42,351
SG Residential Mortgage Trust,
Series 2022-01, Class A1, 144A
3.166%(cc)	03/27/62		2,529	2,302,238
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.598%(c)	06/24/71	EUR	308	329,276
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		125	115,403
Towd Point Mortgage Trust,
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55		405	400,812
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55		1,080	998,119
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		731	706,069
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		3,716	3,537,019
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59		3,631	2,832,287
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.460%(c)	10/25/59		123	125,104
Series 2022-04, Class A1, 144A
3.750%	09/25/62		5,023	4,684,960
Series 2023-01, Class A1, 144A
3.750%	01/25/63		2,055	1,935,379
Verus Securitization Trust,
Series 2020-01, Class A1, 144A
3.417%(cc)	01/25/60		660	633,319
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66		602	529,086
Series 2021-04, Class A1, 144A
0.938%(cc)	07/25/66		394	318,585
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66		5,558	4,622,110
Series 2021-07, Class A1, 144A
1.829%	10/25/66		4,167	3,643,526
Series 2022-03, Class A1, 144A
4.130%(cc)	02/25/67		668	622,184
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-RR01, Class A1, 144A
3.000%(cc)	05/25/50		101	85,677

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $245,432,246)				235,738,139

Interest Rate	Maturity Date	Principal Amount (000)#			Value

SOVEREIGN BONDS — 1.9%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.750%(cc)	07/09/30		—(r	)	$—
1.000%	07/09/29		151		86,488
3.500%(cc)	07/09/41		638		250,033
3.625%(cc)	07/09/35		1,334		560,028
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29		441		380,363
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30(a)		3,520		2,960,100
5.000%	07/15/32		1,295		1,250,484
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		427		359,080
3.717%	01/25/27		865		825,534
5.000%	07/15/32		200		193,125
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		386		380,451
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.750%	01/14/50		1,275		909,075
5.625%	02/21/47		809		668,638
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
4.950%	01/05/36		1,265		1,212,502
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		650		498,550
4.125%	02/22/42		662		433,279
5.625%	02/26/44		551		422,066
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		328		326,032
6.000%	07/19/28		396		392,436
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.500%	03/26/36		2,080		1,999,400
6.125%	05/22/28		1,345		1,370,219
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	398		394,537
1.450%	09/18/26	EUR	286		290,211
3.375%	07/30/25	EUR	353		375,446
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,052		1,124,879
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		410		346,066
5.750%	03/12/54		930		840,487
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
9.625%	11/03/30	JMD	73,500		495,192
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	327,730		14,652,684

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	160,634	$7,089,579
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.500%	02/12/34		340	276,590
4.600%	02/10/48		1,106	844,984
6.000%	05/07/36		6,720	6,545,280
6.338%	05/04/53		835	785,735
6.350%	02/09/35		915	920,032
6.400%	05/07/54		1,120	1,065,400
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		320	264,700
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		264	228,938
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		230	212,822
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		200	134,750
6.853%	03/28/54		380	348,840
6.875%	01/31/36		600	587,063
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.780%	12/01/60		260	145,844
2.783%	01/23/31		337	288,641
3.000%	01/15/34		430	350,047
5.625%	11/18/50		245	238,875
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		330	339,861
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,522	3,462,063
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34		912	680,865
9.750%	02/16/31		640	609,600
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		4,590	3,809,700
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	185,920
5.875%	01/30/29		4,168	4,140,647
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	295	303,491
5.000%	09/27/26	EUR	800	873,801
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	67	60,609
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	629	619,948
Sr. Unsec’d. Notes, 144A, MTN
5.750%	01/16/54		1,360	1,324,640
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	826	752,190
3.125%	05/15/27	EUR	1,386	1,422,180

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A
3.125%	05/15/27	EUR	176	$180,594
State of Israel (Israel),
Sr. Unsec’d. Notes
3.375%	01/15/50		240	152,400
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	6,552	175,522
4.975%	04/20/55		472	430,995

TOTAL SOVEREIGN BONDS (cost $82,531,710)				73,850,531

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.0%
Federal Home Loan Mortgage Corp.
1.500%	11/01/40		1,333	1,079,340
1.500%	05/01/41		1,485	1,201,330
1.500%	07/01/41		1,114	900,241
1.500%	10/01/41		458	368,771
1.500%	11/01/41		132	106,472
1.500%	02/01/51		237	178,297
1.500%	06/01/51		74	55,513
1.500%	10/01/51		1,769	1,324,851
1.500%	11/01/51		599	448,851
1.500%	11/01/51		1,862	1,394,461
1.500%	01/01/52		344	257,063
1.500%	02/01/52		321	239,795
2.000%	05/01/36		1,486	1,313,766
2.000%	06/01/36		589	520,818
2.000%	03/01/37		2,000	1,759,081
2.000%	04/01/37		941	826,646
2.000%	06/01/37		30	26,184
2.000%	06/01/37		455	399,714
2.000%	08/01/37		155	136,167
2.000%	08/01/40		1,986	1,674,698
2.000%	09/01/40		58	49,111
2.000%	12/01/40		295	249,018
2.000%	01/01/41		68	57,481
2.000%	03/01/41		649	548,439
2.000%	05/01/41		1,787	1,509,518
2.000%	06/01/41		76	63,688
2.000%	08/01/41		314	264,914
2.000%	12/01/41		412	344,643
2.000%	12/01/41		1,061	887,727
2.000%	12/01/41		2,048	1,713,735
2.000%	01/01/42		83	69,514
2.000%	01/01/42		167	140,624
2.000%	01/01/42		1,063	886,652
2.000%	02/01/42		249	207,988
2.000%	02/01/42		2,011	1,681,015
2.000%	04/01/42		175	147,039
2.000%	04/01/42		1,010	853,043
2.000%	04/01/42		1,030	851,884
2.000%	05/01/42		90	75,446
2.000%	05/01/42		2,477	2,070,146
2.000%	08/01/42		88	74,320
2.000%	06/01/50		4,375	3,434,002
2.000%	10/01/50		881	698,753
2.000%	10/01/50		1,788	1,410,988

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	11/01/50	546	$429,902
2.000%	11/01/50	976	777,496
2.000%	12/01/50	845	661,987
2.000%	12/01/50	1,159	907,447
2.000%	12/01/50	3,347	2,618,995
2.000%	01/01/51	3,501	2,739,441
2.000%	02/01/51	92	73,209
2.000%	02/01/51	119	96,028
2.000%	02/01/51	679	531,525
2.000%	03/01/51	39	31,333
2.000%	03/01/51	55	43,768
2.000%	03/01/51	121	97,235
2.000%	03/01/51	233	185,847
2.000%	03/01/51	237	188,981
2.000%	03/01/51	279	222,030
2.000%	03/01/51	285	226,958
2.000%	03/01/51	318	252,972
2.000%	03/01/51	1,661	1,299,702
2.000%	03/01/51	3,885	3,051,476
2.000%	04/01/51	126	101,261
2.000%	04/01/51	225	179,916
2.000%	04/01/51	290	233,810
2.000%	04/01/51	1,454	1,145,906
2.000%	04/01/51	3,040	2,393,302
2.000%	05/01/51	1,635	1,301,727
2.000%	07/01/51	1,023	804,893
2.000%	08/01/51	589	464,431
2.000%	09/01/51	166	132,148
2.000%	09/01/51	167	132,674
2.000%	10/01/51	1,909	1,512,231
2.000%	11/01/51	350	275,965
2.000%	11/01/51	410	326,877
2.000%	11/01/51	595	472,237
2.000%	02/01/52	85	67,890
2.000%	04/01/52	2,863	2,276,949
2.500%	11/01/27	379	366,019
2.500%	02/01/30	44	41,714
2.500%	04/01/30	55	51,362
2.500%	05/01/30	108	101,493
2.500%	07/01/30	7	6,840
2.500%	07/01/30	10	9,067
2.500%	07/01/30	28	26,083
2.500%	07/01/30	35	33,231
2.500%	08/01/30	92	86,702
2.500%	08/01/30	113	106,668
2.500%	09/01/30	92	86,365
2.500%	09/01/30	269	252,828
2.500%	04/01/31	235	221,144
2.500%	04/01/41	157	136,602
2.500%	03/01/42	251	216,460
2.500%	04/01/42	86	73,111
2.500%	06/01/50	1,032	853,719
2.500%	07/01/50	683	571,861
2.500%	07/01/50	1,035	854,088
2.500%	07/01/50	3,949	3,284,272
2.500%	09/01/50	1,632	1,351,226
2.500%	09/01/50	6,913	5,693,864
2.500%	11/01/50	162	135,056

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	11/01/50	233	$194,642
2.500%	11/01/50	1,897	1,566,865
2.500%	12/01/50	689	572,788
2.500%	12/01/50	882	735,721
2.500%	01/01/51	44	36,933
2.500%	01/01/51	142	117,819
2.500%	02/01/51	577	481,336
2.500%	03/01/51	266	223,337
2.500%	03/01/51	6,966	5,738,060
2.500%	04/01/51	12,726	10,471,908
2.500%	05/01/51	152	127,518
2.500%	05/01/51	456	374,695
2.500%	05/01/51	628	517,506
2.500%	05/01/51	661	549,004
2.500%	05/01/51	1,478	1,216,863
2.500%	07/01/51	94	73,997
2.500%	07/01/51	314	261,668
2.500%	07/01/51	436	358,763
2.500%	07/01/51	539	443,928
2.500%	08/01/51	77	63,892
2.500%	08/01/51	246	204,412
2.500%	08/01/51	309	257,408
2.500%	08/01/51	319	265,369
2.500%	08/01/51	561	461,582
2.500%	08/01/51	1,122	934,340
2.500%	09/01/51	452	376,192
2.500%	09/01/51	476	396,860
2.500%	10/01/51	432	358,819
2.500%	10/01/51	967	796,308
2.500%	11/01/51	1,363	1,135,724
2.500%	01/01/52	79	65,894
2.500%	01/01/52	326	271,247
2.500%	01/01/52	399	333,168
2.500%	02/01/52	86	71,101
2.500%	02/01/52	589	490,568
2.500%	02/01/52	1,173	971,145
2.500%	03/01/52	168	139,745
2.500%	04/01/52	711	589,916
2.500%	04/01/52	733	601,517
2.500%	04/01/52	3,481	2,892,062
3.000%	01/01/30	39	37,420
3.000%	01/01/30	49	46,570
3.000%	02/01/30	230	220,590
3.000%	06/01/30	137	130,764
3.000%	07/01/30	22	21,363
3.000%	07/01/30	127	121,464
3.000%	08/01/30	22	20,989
3.000%	08/01/30	32	30,985
3.000%	09/01/32	23	21,272
3.000%	10/01/32	4	3,820
3.000%	10/01/32	14	12,983
3.000%	11/01/32	5	5,163
3.000%	12/01/32	4	3,634
3.000%	09/01/37	35	31,734
3.000%	06/01/38	562	516,583
3.000%	07/01/42	348	307,680
3.000%	09/01/42	613	541,553
3.000%	04/01/46	2,428	2,125,345

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	09/01/46	2,300	$2,011,831
3.000%	12/01/46	21	18,545
3.000%	12/01/46	63	55,913
3.000%	12/01/46	95	83,280
3.000%	12/01/46	188	164,701
3.000%	01/01/47	489	427,322
3.000%	01/01/47	703	614,189
3.000%	02/01/47	1,424	1,251,008
3.000%	11/01/49	260	225,591
3.000%	03/01/50	63	54,302
3.000%	06/01/50	534	456,601
3.000%	07/01/50	654	563,037
3.000%	08/01/50	394	339,352
3.000%	08/01/50	1,203	1,042,756
3.000%	08/01/50	1,589	1,376,823
3.000%	08/01/50	2,906	2,510,946
3.000%	02/01/51	78	67,470
3.000%	03/01/51	947	806,186
3.000%	08/01/51	295	253,599
3.000%	09/01/51	1,778	1,531,528
3.000%	10/01/51	340	293,596
3.000%	10/01/51	2,281	1,964,272
3.000%	11/01/51	151	129,075
3.000%	12/01/51	87	74,626
3.000%	01/01/52	869	750,713
3.000%	02/01/52	176	150,195
3.000%	02/01/52	911	784,165
3.000%	03/01/52	259	222,005
3.000%	04/01/52	425	364,040
3.000%	05/01/52	1,092	939,918
3.500%	02/01/31	22	21,514
3.500%	04/01/31	9	8,560
3.500%	04/01/31	207	199,460
3.500%	04/01/32	577	556,559
3.500%	01/01/34	233	220,916
3.500%	05/01/35	845	806,221
3.500%	01/01/38	78	72,552
3.500%	04/01/42	90	82,676
3.500%	05/01/42	10	9,533
3.500%	08/01/42	45	41,450
3.500%	08/01/42	80	72,749
3.500%	08/01/42	242	220,556
3.500%	09/01/42	65	59,672
3.500%	10/01/42	16	15,095
3.500%	11/01/42	16	14,706
3.500%	02/01/43	852	777,276
3.500%	06/01/43	63	57,097
3.500%	06/01/44	59	52,989
3.500%	01/01/45	6,108	5,559,825
3.500%	09/01/45	36	32,443
3.500%	11/01/45	146	132,284
3.500%	03/01/46	953	868,110
3.500%	06/01/46	22	19,581
3.500%	09/01/46	74	66,960
3.500%	03/01/47	90	81,108
3.500%	03/01/47	265	241,729
3.500%	05/01/47	138	125,148
3.500%	10/01/47	247	225,968

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	11/01/47	155	$139,231
3.500%	12/01/47	306	279,844
3.500%	01/01/48	48	43,057
3.500%	01/01/48	73	66,586
3.500%	01/01/48	208	188,086
3.500%	02/01/48	366	330,895
3.500%	03/01/48	328	297,192
3.500%	03/01/48	1,586	1,433,582
3.500%	01/01/50	385	344,929
3.500%	05/01/50	628	561,835
3.500%	03/01/52	887	790,281
3.500%	05/01/52	2,291	2,028,983
4.000%	02/01/34	193	188,231
4.000%	02/01/34	225	220,236
4.000%	03/01/34	199	194,665
4.000%	11/01/36	5	5,197
4.000%	06/01/37	72	69,089
4.000%	08/01/40	41	38,896
4.000%	09/01/40	81	76,594
4.000%	09/01/40	259	244,848
4.000%	09/01/40	340	321,113
4.000%	11/01/40	236	223,136
4.000%	12/01/40	179	169,279
4.000%	04/01/41	3	2,581
4.000%	10/01/42	541	507,527
4.000%	12/01/42	15	14,440
4.000%	04/01/43	275	257,934
4.000%	05/01/43	39	37,025
4.000%	06/01/43	22	21,068
4.000%	06/01/43	25	23,938
4.000%	06/01/43	28	26,109
4.000%	06/01/43	32	29,808
4.000%	07/01/43	124	117,274
4.000%	07/01/43	138	130,794
4.000%	08/01/43	118	110,767
4.000%	04/01/44	84	79,105
4.000%	07/01/44	33	31,006
4.000%	01/01/45	110	103,976
4.000%	01/01/45	2,540	2,397,267
4.000%	02/01/45	9	8,981
4.000%	02/01/45	25	23,424
4.000%	09/01/45	177	167,778
4.000%	09/01/45	2,425	2,295,339
4.000%	12/01/45	41	38,466
4.000%	12/01/45	47	45,001
4.000%	04/01/47	127	119,266
4.000%	07/01/47	507	475,057
4.000%	04/01/48	1,090	1,013,553
4.000%	06/01/48	205	192,405
4.000%	07/01/48	351	326,977
4.000%	11/01/48	55	51,143
4.000%	04/01/49	1,061	988,362
4.000%	05/01/49	50	46,358
4.000%	05/01/49	465	435,279
4.000%	07/01/49	179	167,271
4.000%	07/01/49	549	515,448
4.000%	07/01/49	1,357	1,262,871
4.000%	06/01/50	1,289	1,194,645

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	07/01/50	2,249		$2,106,220
4.000%	04/01/52	583		537,751
4.500%	08/01/24	—(r	)	141
4.500%	08/01/39	88		84,738
4.500%	12/01/39	37		36,104
4.500%	07/01/40	14		13,308
4.500%	12/01/40	109		106,392
4.500%	05/01/41	76		74,161
4.500%	05/01/41	83		80,433
4.500%	07/01/41	199		193,712
4.500%	03/01/42	179		174,101
4.500%	05/01/42	153		149,118
4.500%	11/01/43	128		123,582
4.500%	12/01/43	182		176,322
4.500%	12/01/43	367		353,978
4.500%	03/01/44	328		315,718
4.500%	04/01/44	14		13,583
4.500%	04/01/44	20		19,722
4.500%	04/01/44	23		22,270
4.500%	04/01/44	74		71,690
4.500%	04/01/44	126		121,686
4.500%	04/01/44	138		132,417
4.500%	04/01/44	191		185,924
4.500%	04/01/44	274		265,319
4.500%	04/01/44	867		840,796
4.500%	06/01/44	138		133,807
4.500%	03/01/47	171		165,339
4.500%	04/01/47	436		421,744
4.500%	05/01/47	162		156,054
4.500%	07/01/47	166		159,929
4.500%	07/01/47	629		606,298
4.500%	08/01/47	49		47,344
4.500%	10/01/47	107		103,030
4.500%	12/01/47	106		100,943
4.500%	02/01/48	68		65,427
4.500%	06/01/48	60		57,248
4.500%	07/01/48	569		549,293
4.500%	08/01/48	458		440,019
4.500%	08/01/48	805		776,462
4.500%	08/01/48	823		792,478
4.500%	09/01/48	21		20,635
4.500%	09/01/48	513		492,365
4.500%	03/01/49	1,429		1,382,004
4.500%	04/01/49	257		246,715
4.500%	09/01/50	86		82,317
4.500%	07/01/52	362		344,014
4.500%	07/01/52	1,750		1,652,328
4.500%	11/01/52	98		92,979
4.500%	11/01/52	540		513,117
4.500%	11/01/52	6,068		5,723,869
5.000%	07/01/25	5		4,862
5.000%	06/01/26	1		505
5.000%	06/01/41	34		33,846
5.000%	11/01/41	537		531,366
5.000%	12/01/44	97		96,272
5.000%	09/01/48	132		129,806
5.000%	10/01/48	71		70,119
5.000%	12/01/48	730		719,470

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	10/01/49	4,317	$4,247,607
5.000%	03/01/50	2,626	2,581,730
5.000%	07/01/50	176	172,710
5.000%	06/01/52	69	66,407
5.000%	07/01/52	955	927,090
5.000%	09/01/52	83	80,278
5.000%	09/01/52	476	460,696
5.000%	09/01/52	4,128	3,992,918
5.000%	09/01/52	5,358	5,189,386
5.000%	11/01/52	155	150,470
5.000%	01/01/53	354	342,566
5.000%	01/01/53	984	951,952
5.000%	03/01/53	455	443,200
5.000%	04/01/53	370	361,542
5.000%	04/01/53	569	551,860
5.000%	04/01/53	1,081	1,052,014
5.000%	04/01/53	4,412	4,265,635
5.000%	05/01/53	178	172,922
5.500%	02/01/35	19	19,363
5.500%	10/01/36	7	6,562
5.500%	12/01/36	3	2,787
5.500%	12/01/36	4	4,022
5.500%	12/01/36	9	8,694
5.500%	03/01/37	3	2,814
5.500%	04/01/37	4	3,978
5.500%	01/01/38	1	577
5.500%	01/01/38	4	3,704
5.500%	02/01/38	1	607
5.500%	02/01/38	472	474,535
5.500%	04/01/38	319	320,457
5.500%	07/01/38	122	122,985
5.500%	08/01/38	76	76,098
5.500%	08/01/38	121	122,051
5.500%	12/01/38	146	147,033
5.500%	01/01/39	143	144,145
5.500%	11/01/52	1,879	1,859,821
5.500%	12/01/52	181	179,217
5.500%	01/01/53	171	169,187
5.500%	01/01/53	187	185,708
5.500%	02/01/53	2,296	2,270,804
5.500%	03/01/53	365	361,790
5.500%	04/01/53	179	176,237
5.500%	04/01/53	191	188,221
5.500%	05/01/53	181	178,789
5.500%	05/01/53	181	179,603
5.500%	05/01/53	187	185,324
5.500%	06/01/53	93	91,652
5.500%	07/01/53	95	94,386
5.500%	07/01/53	191	188,430
5.500%	08/01/53	295	291,465
5.500%	08/01/53	464	458,832
5.500%	09/01/53	285	281,787
5.500%	10/01/53	393	387,604
5.500%	11/01/53	1,646	1,624,379
5.500%	03/01/54	2,616	2,580,279
5.500%	04/01/54	196	194,965
6.000%	01/01/27	25	24,598
6.000%	12/01/28	1	536

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	01/01/32	—(r	)	$326
6.000%	11/01/32	1		1,118
6.000%	03/01/33	2		2,349
6.000%	11/01/33	1		1,348
6.000%	02/01/34	66		66,867
6.000%	12/01/34	2		1,806
6.000%	01/01/36	12		12,016
6.000%	03/01/36	1		541
6.000%	04/01/36	10		10,348
6.000%	08/01/36	6		6,186
6.000%	11/01/36	3		2,921
6.000%	12/01/36	223		228,301
6.000%	04/01/37	—(r	)	432
6.000%	05/01/37	4		4,208
6.000%	07/01/37	1		679
6.000%	08/01/37	14		14,337
6.000%	09/01/37	1		545
6.000%	09/01/37	2		2,492
6.000%	10/01/37	—(r	)	363
6.000%	10/01/37	2		2,313
6.000%	10/01/37	5		4,944
6.000%	10/01/37	11		11,158
6.000%	11/01/37	77		78,901
6.000%	11/01/37	683		699,759
6.000%	12/01/37	1		868
6.000%	01/01/38	3		2,566
6.000%	01/01/38	4		4,022
6.000%	01/01/38	6		5,751
6.000%	01/01/38	6		6,258
6.000%	01/01/38	7		7,525
6.000%	01/01/38	12		12,060
6.000%	04/01/38	2		2,212
6.000%	04/01/38	14		13,800
6.000%	06/01/38	—(r	)	431
6.000%	07/01/38	21		21,379
6.000%	08/01/38	2		2,243
6.000%	08/01/38	3		2,720
6.000%	08/01/38	105		107,389
6.000%	09/01/38	1		523
6.000%	09/01/38	5		4,943
6.000%	10/01/38	4		4,068
6.000%	11/01/38	2		1,714
6.000%	01/01/39	242		248,236
6.000%	10/01/39	6		6,072
6.000%	03/01/40	4		4,437
6.000%	04/01/40	87		87,876
6.000%	05/01/40	1		668
6.000%	12/01/52	435		438,095
6.000%	12/01/52	1,364		1,376,919
6.000%	03/01/53	178		179,257
6.000%	03/01/53	611		619,473
6.000%	07/01/53	269		272,084
6.000%	09/01/53	291		293,198
6.000%	09/01/53	466		473,462
6.000%	04/01/54	195		196,868
6.000%	04/01/54	299		301,469
6.500%	09/01/39	49		50,416
6.500%	09/01/39	149		151,666

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	01/01/53	70	$71,727
6.500%	01/01/53	150	152,764
6.500%	02/01/53	176	181,152
6.500%	04/01/53	167	171,679
6.500%	05/01/53	87	89,604
6.500%	05/01/53	93	95,757
6.500%	05/01/53	169	173,356
6.500%	05/01/53	180	185,184
6.500%	11/01/53	1,441	1,476,944
6.500%	02/01/54	388	397,489
6.500%	04/01/54	200	204,611
6.750%	03/15/31	755	853,610
7.000%	03/01/39	48	50,677
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.634% (Cap 7.641%, Floor 1.634%)
2.640%(c)	12/01/50	939	856,788
Federal Home Loan Mortgage Corp., MTN
3.163%(s)	12/14/29	420	326,105
Federal National Mortgage Assoc.
1.500%	12/01/35	35	29,847
1.500%	04/01/36	442	379,965
1.500%	08/01/36	3,249	2,782,913
1.500%	11/01/41	744	599,728
1.500%	01/01/42	253	204,170
1.500%	02/01/42	434	350,108
1.500%	11/01/50	2,681	2,010,864
1.500%	01/01/51	4,454	3,331,958
1.500%	02/01/51	4,889	3,647,993
1.500%	03/01/51	671	503,997
1.500%	03/01/51	738	551,364
1.500%	06/01/51	32	24,131
1.500%	08/01/51	339	254,496
1.500%	09/01/51	236	176,696
1.500%	09/01/51	867	651,162
1.500%	09/01/51	1,495	1,119,266
1.500%	10/01/51	231	172,293
1.500%	11/01/51	1,874	1,398,806
1.500%	01/01/52	612	458,008
2.000%	TBA	7,521	5,881,069
2.000%	03/01/31	870	807,276
2.000%	10/01/31	38	35,486
2.000%	11/01/31	12	11,275
2.000%	11/01/31	64	59,314
2.000%	11/01/31	156	143,613
2.000%	11/01/31	179	165,186
2.000%	12/01/31	54	49,917
2.000%	01/01/32	1,799	1,658,070
2.000%	03/01/32	281	257,681
2.000%	03/01/36	1,266	1,120,506
2.000%	04/01/36	2,329	2,053,370
2.000%	05/01/36	759	670,845
2.000%	05/01/36	784	693,124
2.000%	06/01/36	2,225	1,969,798
2.000%	08/01/36	246	217,351
2.000%	08/01/36	1,452	1,283,510
2.000%	09/01/36	1,108	979,871
2.000%	09/01/36	2,228	1,961,045
2.000%	12/01/36	741	655,128

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	02/01/37	1,027	$902,960
2.000%	05/01/37	2,288	2,010,434
2.000%	06/01/37	327	287,471
2.000%	07/01/37	275	241,871
2.000%	02/01/38	29	25,804
2.000%	08/01/40	92	77,313
2.000%	10/01/40	743	627,454
2.000%	12/01/40	356	300,590
2.000%	12/01/40	4,317	3,643,511
2.000%	01/01/41	2,876	2,415,961
2.000%	05/01/41	76	63,353
2.000%	05/01/41	383	323,797
2.000%	06/01/41	463	390,689
2.000%	07/01/41	886	745,407
2.000%	08/01/41	961	811,618
2.000%	09/01/41	166	140,340
2.000%	09/01/41	2,278	1,915,428
2.000%	10/01/41	1,739	1,456,336
2.000%	11/01/41	644	538,759
2.000%	12/01/41	574	479,874
2.000%	02/01/42	1,326	1,108,438
2.000%	03/01/42	84	70,040
2.000%	04/01/42	257	213,645
2.000%	05/01/42	87	72,799
2.000%	05/01/42	88	73,631
2.000%	05/01/42	291	241,396
2.000%	06/01/42	95	79,195
2.000%	08/01/42	292	246,729
2.000%	06/01/50	2,326	1,838,936
2.000%	08/01/50	140	111,493
2.000%	09/01/50	140	111,219
2.000%	09/01/50	216	170,580
2.000%	09/01/50	942	747,491
2.000%	09/01/50	2,336	1,845,030
2.000%	10/01/50	1,333	1,052,423
2.000%	11/01/50	176	138,836
2.000%	11/01/50	667	521,635
2.000%	11/01/50	2,078	1,627,327
2.000%	11/01/50	9,183	7,249,602
2.000%	12/01/50	935	741,176
2.000%	12/01/50	984	783,561
2.000%	12/01/50	1,981	1,549,876
2.000%	12/01/50	2,281	1,800,685
2.000%	12/01/50	4,193	3,283,420
2.000%	01/01/51	60	47,744
2.000%	01/01/51	902	718,554
2.000%	01/01/51	2,404	1,902,043
2.000%	01/01/51	3,109	2,434,373
2.000%	01/01/51	3,293	2,578,293
2.000%	02/01/51	55	43,943
2.000%	02/01/51	111	89,855
2.000%	02/01/51	118	93,889
2.000%	02/01/51	190	151,554
2.000%	02/01/51	194	156,386
2.000%	02/01/51	251	200,027
2.000%	02/01/51	723	577,058
2.000%	02/01/51	794	623,293
2.000%	02/01/51	1,394	1,104,782

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	03/01/51	42	$33,683
2.000%	03/01/51	75	59,912
2.000%	03/01/51	84	67,020
2.000%	03/01/51	161	128,427
2.000%	03/01/51	170	136,029
2.000%	03/01/51	174	138,997
2.000%	03/01/51	232	184,511
2.000%	03/01/51	247	197,066
2.000%	03/01/51	1,372	1,077,667
2.000%	03/01/51	1,894	1,481,600
2.000%	03/01/51	2,631	2,073,653
2.000%	04/01/51	117	93,541
2.000%	04/01/51	127	102,164
2.000%	04/01/51	131	104,251
2.000%	04/01/51	239	190,421
2.000%	04/01/51	268	213,625
2.000%	04/01/51	2,978	2,346,812
2.000%	04/01/51	3,236	2,544,026
2.000%	04/01/51	4,167	3,275,204
2.000%	05/01/51	1,740	1,367,038
2.000%	05/01/51(k)	29,664	23,328,508
2.000%	06/01/51	2,684	2,108,087
2.000%	07/01/51	453	357,223
2.000%	08/01/51	478	375,693
2.000%	10/01/51	551	438,536
2.000%	02/01/52	250	199,534
2.000%	02/01/52	265	209,693
2.000%	02/01/52	331	263,640
2.000%	02/01/52	367	290,097
2.000%	02/01/52	497	394,724
2.000%	02/01/52	1,386	1,087,337
2.000%	03/01/52	1,005	802,375
2.000%	03/01/52	1,711	1,362,919
2.000%	04/01/52	5,370	4,227,203
2.250%	04/01/33	875	722,249
2.500%	TBA(tt)	5,212	4,255,313
2.500%	TBA	8,000	6,538,438
2.500%	09/01/27	7	6,662
2.500%	09/01/27	9	8,309
2.500%	02/01/28	3	3,061
2.500%	04/01/28	6	6,116
2.500%	08/01/28	19	17,682
2.500%	02/01/30	7	6,217
2.500%	03/01/30	20	18,767
2.500%	04/01/30	38	35,203
2.500%	05/01/30	67	62,812
2.500%	07/01/30	12	10,852
2.500%	07/01/30	41	38,451
2.500%	07/01/30	55	51,404
2.500%	08/01/30	21	20,005
2.500%	08/01/30	57	53,599
2.500%	08/01/30	65	61,549
2.500%	08/01/30	106	99,641
2.500%	09/01/30	74	69,601
2.500%	09/01/30	91	85,104
2.500%	11/01/30	7	6,485
2.500%	11/01/30	71	66,625
2.500%	11/01/30	72	67,173

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	11/01/30	82	$77,277
2.500%	11/01/30	93	86,945
2.500%	03/01/31	11	10,494
2.500%	06/01/31	119	110,924
2.500%	07/01/31	59	55,334
2.500%	08/01/31	9	8,742
2.500%	10/01/31	93	86,803
2.500%	10/01/31	145	135,648
2.500%	10/01/31	178	166,835
2.500%	10/01/31	232	217,285
2.500%	11/01/31	11	9,857
2.500%	11/01/31	11	10,686
2.500%	11/01/31	25	23,212
2.500%	11/01/31	37	34,683
2.500%	11/01/31	53	49,389
2.500%	11/01/31	77	72,201
2.500%	11/01/31	129	120,876
2.500%	11/01/31	173	161,532
2.500%	11/01/31	1,958	1,828,313
2.500%	02/01/32	19	17,739
2.500%	03/01/32	60	55,425
2.500%	03/01/32	130	121,082
2.500%	03/01/32	144	134,189
2.500%	04/01/32	10	9,163
2.500%	08/01/32	341	318,909
2.500%	02/01/33	622	585,046
2.500%	12/01/35	646	588,002
2.500%	12/01/35	737	670,703
2.500%	03/01/38	122	109,965
2.500%	06/01/40	2,732	2,385,529
2.500%	11/01/40	223	194,821
2.500%	03/01/41	205	178,936
2.500%	04/01/41	242	209,758
2.500%	04/01/41	310	270,701
2.500%	04/01/41	745	648,742
2.500%	11/01/41	159	138,161
2.500%	11/01/41	662	573,514
2.500%	02/01/42	319	275,916
2.500%	03/01/42	82	71,147
2.500%	03/01/42	248	211,816
2.500%	04/01/42	594	511,908
2.500%	05/01/42	85	73,051
2.500%	09/01/42	181	157,223
2.500%	06/01/50	992	818,202
2.500%	07/01/50	184	151,756
2.500%	07/01/50	350	289,768
2.500%	09/01/50	1,698	1,398,890
2.500%	10/01/50	133	110,628
2.500%	10/01/50	173	136,222
2.500%	10/01/50	1,050	865,135
2.500%	10/01/50	2,458	2,045,217
2.500%	11/01/50	291	242,475
2.500%	11/01/50	1,576	1,293,766
2.500%	12/01/50	109	90,220
2.500%	12/01/50	156	129,378
2.500%	01/01/51	488	405,709
2.500%	02/01/51	105	87,367
2.500%	02/01/51	10,590	8,721,347

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	03/01/51	431	$359,209
2.500%	03/01/51	1,841	1,515,690
2.500%	04/01/51	77	64,407
2.500%	04/01/51	253	212,232
2.500%	04/01/51	18,288	15,046,171
2.500%	05/01/51	186	146,435
2.500%	05/01/51	643	529,814
2.500%	05/01/51	1,713	1,399,749
2.500%	05/01/51	2,494	2,071,236
2.500%	05/01/51	3,327	2,748,236
2.500%	05/01/51	4,142	3,437,960
2.500%	05/01/51	4,362	3,585,975
2.500%	05/01/51	6,389	5,297,452
2.500%	06/01/51	142	119,640
2.500%	06/01/51	225	186,957
2.500%	06/01/51	628	523,148
2.500%	06/01/51	1,139	942,776
2.500%	06/01/51	3,472	2,852,512
2.500%	07/01/51	385	319,846
2.500%	07/01/51	487	404,309
2.500%	07/01/51	627	525,475
2.500%	07/01/51	1,412	1,166,205
2.500%	08/01/51	231	192,651
2.500%	08/01/51	259	214,887
2.500%	08/01/51	460	382,838
2.500%	08/01/51	1,885	1,558,636
2.500%	08/01/51	3,353	2,781,371
2.500%	09/01/51	81	66,909
2.500%	09/01/51	147	123,925
2.500%	09/01/51	213	179,363
2.500%	09/01/51	324	267,599
2.500%	09/01/51	867	713,369
2.500%	10/01/51	240	199,402
2.500%	10/01/51	852	697,973
2.500%	10/01/51	989	823,062
2.500%	10/01/51	2,581	2,117,758
2.500%	11/01/51	155	128,974
2.500%	11/01/51	238	198,189
2.500%	11/01/51	930	772,094
2.500%	11/01/51	2,060	1,696,973
2.500%	12/01/51	549	455,172
2.500%	01/01/52	88	69,008
2.500%	01/01/52	162	136,230
2.500%	01/01/52	245	203,354
2.500%	01/01/52	328	272,699
2.500%	01/01/52	397	326,905
2.500%	01/01/52	822	683,258
2.500%	01/01/52	1,524	1,264,482
2.500%	02/01/52	240	199,725
2.500%	02/01/52	246	204,809
2.500%	02/01/52	263	218,317
2.500%	02/01/52	508	420,444
2.500%	02/01/52	775	640,991
2.500%	03/01/52	427	352,895
2.500%	03/01/52	581	482,465
2.500%	03/01/52	595	493,244
2.500%	03/01/52	614	509,514
2.500%	03/01/52	712	588,256

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	03/01/52	1,005	$827,324
2.500%	03/01/52	1,244	1,023,299
2.500%	04/01/52	84	69,649
2.500%	04/01/52	554	455,638
2.500%	05/01/52	493	405,604
2.500%	05/01/52	1,433	1,188,074
2.500%	01/01/57	2,073	1,692,950
2.500%	07/01/61	1,053	844,762
2.500%	09/01/61	247	198,079
3.000%	TBA	1,050	971,261
3.000%	TBA	6,000	5,103,281
3.000%	07/01/27	3	2,951
3.000%	04/01/28	23	22,274
3.000%	05/01/28	27	26,260
3.000%	10/01/28	3	3,253
3.000%	10/01/28	39	37,616
3.000%	11/01/28	5	4,605
3.000%	10/01/29	61	58,737
3.000%	02/01/30	201	192,130
3.000%	03/01/30	105	99,983
3.000%	04/01/30	87	83,066
3.000%	04/01/30	986	941,779
3.000%	05/01/30	52	50,067
3.000%	05/01/30	89	84,556
3.000%	07/01/30	17	15,620
3.000%	07/01/30	24	22,890
3.000%	07/01/30	71	67,509
3.000%	08/01/30	7	6,725
3.000%	08/01/30	21	19,990
3.000%	08/01/30	22	20,542
3.000%	08/01/30	84	79,747
3.000%	08/01/30	96	91,089
3.000%	08/01/30	102	97,302
3.000%	08/01/30	125	119,254
3.000%	08/01/30	268	254,391
3.000%	08/01/30	426	403,949
3.000%	09/01/30	12	11,291
3.000%	09/01/30	44	41,616
3.000%	09/01/30	79	75,109
3.000%	09/01/30	393	374,670
3.000%	11/01/30	4	3,623
3.000%	12/01/30	8	7,357
3.000%	04/01/31	6	5,682
3.000%	09/01/31	75	71,507
3.000%	12/01/31	26	24,217
3.000%	02/01/32	70	66,474
3.000%	09/01/32	33	31,469
3.000%	11/01/32	204	191,218
3.000%	01/01/33	40	37,372
3.000%	01/01/33	247	234,010
3.000%	01/01/33	270	252,429
3.000%	11/01/33	297	277,574
3.000%	05/01/35	434	403,068
3.000%	07/01/35	54	50,396
3.000%	08/01/35	53	49,428
3.000%	08/01/35	57	52,936
3.000%	12/01/35	16	14,768
3.000%	02/01/36	433	400,525

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	04/01/36	326	$301,718
3.000%	07/01/36	266	246,426
3.000%	07/01/36	952	878,703
3.000%	10/01/36	23	20,806
3.000%	11/01/36	73	66,922
3.000%	11/01/36	136	124,655
3.000%	12/01/36	137	126,246
3.000%	12/01/36	182	166,814
3.000%	12/01/36	210	193,700
3.000%	12/01/37	49	44,451
3.000%	06/01/38	592	545,774
3.000%	09/01/40	40	35,738
3.000%	05/01/42	428	378,987
3.000%	06/01/42	523	463,524
3.000%	09/01/42	934	825,811
3.000%	12/01/42	18	16,266
3.000%	12/01/42	38	34,009
3.000%	01/01/43	7	6,283
3.000%	01/01/43	18	16,342
3.000%	01/01/43	20	17,443
3.000%	01/01/43	56	49,465
3.000%	01/01/43	70	61,672
3.000%	01/01/43	200	177,082
3.000%	01/01/43	205	181,353
3.000%	02/01/43	27	23,843
3.000%	06/01/43	85	74,556
3.000%	06/01/43	3,266	2,876,425
3.000%	07/01/43	206	182,097
3.000%	10/01/43	184	162,101
3.000%	11/01/43	593	523,331
3.000%	11/01/44	1,939	1,710,491
3.000%	11/01/44	2,743	2,419,071
3.000%	01/01/45	156	137,892
3.000%	02/01/45	185	163,254
3.000%	03/01/45	485	428,329
3.000%	04/01/45	47	41,370
3.000%	04/01/45	120	104,911
3.000%	05/01/45	1,162	1,022,881
3.000%	07/01/45	721	633,063
3.000%	05/01/46	74	64,975
3.000%	06/01/46	13	11,648
3.000%	06/01/46	46	40,295
3.000%	06/01/46	177	156,484
3.000%	08/01/46	48	42,404
3.000%	09/01/46	230	203,157
3.000%	10/01/46	121	105,877
3.000%	11/01/46	623	543,805
3.000%	01/01/47	78	67,983
3.000%	01/01/47	93	80,641
3.000%	01/01/47	186	161,824
3.000%	02/01/47	75	65,388
3.000%	02/01/47	148	129,626
3.000%	03/01/47	233	203,415
3.000%	03/01/47	246	212,086
3.000%	03/01/47	301	262,543
3.000%	11/01/47	26	22,678
3.000%	12/01/47	581	508,812
3.000%	11/01/48	240	211,901

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	08/01/49	31	$27,456
3.000%	12/01/49	165	142,047
3.000%	01/01/50	442	377,093
3.000%	02/01/50	202	176,194
3.000%	02/01/50	396	341,926
3.000%	02/01/50	448	382,141
3.000%	02/01/50	659	571,194
3.000%	02/01/50	10,483	9,163,104
3.000%	04/01/50	2,084	1,800,578
3.000%	07/01/50	214	184,008
3.000%	07/01/50	450	387,755
3.000%	08/01/50	602	523,666
3.000%	08/01/50	642	552,277
3.000%	08/01/50	1,447	1,252,182
3.000%	10/01/50	278	241,829
3.000%	10/01/50	1,127	968,940
3.000%	11/01/50	641	551,769
3.000%	12/01/50	1,540	1,324,091
3.000%	04/01/51	546	469,096
3.000%	05/01/51	123	105,736
3.000%	05/01/51	1,363	1,185,769
3.000%	05/01/51	2,040	1,736,916
3.000%	06/01/51	275	235,724
3.000%	07/01/51	346	297,086
3.000%	08/01/51	81	69,743
3.000%	08/01/51	265	231,391
3.000%	08/01/51	629	541,514
3.000%	08/01/51	1,478	1,270,046
3.000%	08/01/51	1,632	1,402,125
3.000%	09/01/51	2,245	1,932,563
3.000%	10/01/51	366	313,562
3.000%	10/01/51	405	347,161
3.000%	10/01/51	2,357	2,030,833
3.000%	11/01/51	467	403,663
3.000%	11/01/51	674	579,567
3.000%	11/01/51	2,106	1,799,772
3.000%	11/01/51	3,234	2,765,432
3.000%	12/01/51	74	63,770
3.000%	12/01/51	653	559,878
3.000%	12/01/51	1,294	1,111,767
3.000%	01/01/52	163	141,508
3.000%	01/01/52	166	141,367
3.000%	01/01/52	507	436,315
3.000%	01/01/52	1,004	860,900
3.000%	01/01/52	1,565	1,341,301
3.000%	02/01/52	862	734,618
3.000%	02/01/52	3,672	3,133,886
3.000%	03/01/52	156	135,877
3.000%	03/01/52	567	495,118
3.000%	03/01/52	824	706,408
3.000%	03/01/52	1,709	1,464,973
3.000%	04/01/52	510	437,442
3.000%	04/01/52	872	750,043
3.000%	04/01/52	894	762,924
3.000%	04/01/52	1,003	854,596
3.000%	04/01/52	1,126	967,078
3.000%	05/01/52	89	76,031
3.000%	05/01/52	1,495	1,285,432

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	06/01/52	245	$209,486
3.000%	06/01/52	1,287	1,107,979
3.500%	TBA	4,782	4,232,070
3.500%	11/01/27	9	8,471
3.500%	11/01/28	70	67,255
3.500%	12/01/28	39	37,973
3.500%	12/01/28	46	44,318
3.500%	12/01/28	311	302,100
3.500%	12/01/28	373	361,512
3.500%	02/01/29	69	66,869
3.500%	02/01/29	264	255,444
3.500%	03/01/29	76	73,651
3.500%	08/01/30	68	65,586
3.500%	04/01/34	19	18,309
3.500%	04/01/34	119	114,063
3.500%	12/01/34	178	168,369
3.500%	01/01/35	111	104,694
3.500%	02/01/37	169	159,551
3.500%	03/01/37	96	90,780
3.500%	12/01/37	138	128,856
3.500%	08/01/39	155	146,523
3.500%	02/01/40	164	151,513
3.500%	02/01/40	458	427,080
3.500%	10/01/41	900	827,643
3.500%	01/01/42	49	45,332
3.500%	04/01/42	20	18,355
3.500%	04/01/42	52	47,489
3.500%	04/01/42	86	77,792
3.500%	05/01/42	8	6,852
3.500%	05/01/42	111	102,054
3.500%	06/01/42	9	7,903
3.500%	06/01/42	11	10,252
3.500%	07/01/42	26	23,951
3.500%	07/01/42	206	189,543
3.500%	09/01/42	210	192,327
3.500%	09/01/42	332	301,606
3.500%	09/01/42	1,681	1,530,652
3.500%	12/01/42	122	110,671
3.500%	01/01/43	1,067	976,244
3.500%	03/01/43	784	717,088
3.500%	04/01/43	754	689,423
3.500%	04/01/43	780	711,232
3.500%	06/01/43	762	696,820
3.500%	06/01/43	787	719,854
3.500%	07/01/43	974	894,453
3.500%	08/01/43	2,115	1,945,459
3.500%	02/01/45	142	129,176
3.500%	02/01/45	450	411,427
3.500%	01/01/46	175	157,493
3.500%	01/01/46	209	188,961
3.500%	03/01/46	178	159,567
3.500%	07/01/46	62	55,783
3.500%	12/01/46	348	314,917
3.500%	02/01/47	208	188,298
3.500%	03/01/47	51	46,517
3.500%	04/01/47	1,106	1,000,877
3.500%	05/01/47	262	237,237
3.500%	07/01/47	29	26,510

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	11/01/47	344	$310,776
3.500%	12/01/47	1,204	1,083,520
3.500%	01/01/48	208	187,157
3.500%	01/01/48	427	386,328
3.500%	02/01/48	158	142,666
3.500%	02/01/48	2,667	2,423,612
3.500%	04/01/48	72	65,397
3.500%	08/01/48	735	665,021
3.500%	11/01/48	1,363	1,235,208
3.500%	12/01/48	170	153,608
3.500%	06/01/49	1,167	1,061,588
3.500%	07/01/49	151	134,880
3.500%	06/01/50	53	47,825
3.500%	07/01/50	417	373,953
3.500%	08/01/50	150	134,319
3.500%	08/01/50	155	139,255
3.500%	08/01/50	785	706,169
3.500%	01/01/51	507	454,149
3.500%	06/01/51	732	651,448
3.500%	11/01/51	1,640	1,462,268
3.500%	12/01/51	79	70,450
3.500%	12/01/51	389	344,846
3.500%	01/01/52	89	79,442
3.500%	01/01/52	327	291,864
3.500%	01/01/52	407	364,892
3.500%	03/01/52	1,278	1,142,657
3.500%	04/01/52	85	75,836
3.500%	04/01/52	2,489	2,220,837
3.500%	05/01/52	680	608,550
3.500%	05/01/52	2,064	1,828,318
3.500%	10/01/56	3,169	2,797,561
3.500%	02/01/57	629	555,407
3.520%	11/01/32	1,715	1,566,254
4.000%	TBA	700	640,473
4.000%	05/01/29	1	763
4.000%	10/01/30	5	4,801
4.000%	10/01/31	103	100,177
4.000%	04/01/33	167	162,435
4.000%	06/01/33	133	129,467
4.000%	09/01/33	56	54,713
4.000%	09/01/33	1,068	1,034,221
4.000%	10/01/33	165	160,696
4.000%	11/01/33	1,111	1,086,495
4.000%	02/01/34	73	71,102
4.000%	03/01/34	38	36,543
4.000%	03/01/34	39	38,297
4.000%	01/01/36	187	178,089
4.000%	07/01/37	26	24,885
4.000%	09/01/37	32	30,873
4.000%	03/01/38	22	21,286
4.000%	09/01/40	161	152,107
4.000%	12/01/41	129	121,630
4.000%	04/01/42	40	37,826
4.000%	04/01/42	46	43,012
4.000%	05/01/42	59	55,914
4.000%	05/01/42	251	236,801
4.000%	10/01/42	245	229,917
4.000%	11/01/42	454	426,043

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	12/01/42	42	$39,294
4.000%	12/01/42	220	206,981
4.000%	04/01/43	48	44,995
4.000%	06/01/43	15	14,174
4.000%	06/01/43	17	16,035
4.000%	06/01/43	20	18,837
4.000%	06/01/43	32	29,806
4.000%	06/01/43	35	32,903
4.000%	06/01/43	39	36,987
4.000%	06/01/43	43	40,564
4.000%	06/01/43	43	40,753
4.000%	06/01/43	44	41,216
4.000%	06/01/43	47	44,016
4.000%	06/01/43	48	44,981
4.000%	06/01/43	56	53,025
4.000%	06/01/43	119	111,922
4.000%	06/01/43	124	117,425
4.000%	07/01/43	36	33,221
4.000%	07/01/43	121	113,638
4.000%	07/01/43	181	171,473
4.000%	07/01/43	182	170,885
4.000%	01/01/44	271	256,227
4.000%	04/01/44	534	500,467
4.000%	12/01/44	88	82,125
4.000%	01/01/45	310	290,701
4.000%	02/01/45	854	808,187
4.000%	03/01/45	48	44,612
4.000%	12/01/45	733	686,027
4.000%	03/01/46	267	250,437
4.000%	04/01/47	292	273,027
4.000%	07/01/47	120	112,215
4.000%	07/01/47	519	485,476
4.000%	08/01/47	222	207,668
4.000%	09/01/47	163	151,441
4.000%	10/01/47	596	558,667
4.000%	11/01/47	152	142,079
4.000%	12/01/47	43	40,035
4.000%	05/01/48	282	262,609
4.000%	06/01/48	62	58,073
4.000%	06/01/48	452	419,886
4.000%	06/01/48	3,087	2,886,514
4.000%	07/01/48	2,048	1,906,289
4.000%	08/01/48	41	38,615
4.000%	08/01/48	60	55,881
4.000%	08/01/48	179	167,227
4.000%	09/01/48	100	93,027
4.000%	09/01/48	148	137,696
4.000%	09/01/48	5,291	4,924,388
4.000%	10/01/48	27	25,303
4.000%	11/01/48	56	52,098
4.000%	11/01/48	120	111,798
4.000%	12/01/48	15	13,509
4.000%	12/01/48	725	674,504
4.000%	12/01/48	2,879	2,670,542
4.000%	01/01/49	231	215,985
4.000%	01/01/49	345	323,723
4.000%	03/01/49	268	249,250
4.000%	03/01/49	5,629	5,222,427

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	04/01/49	207		$192,369
4.000%	04/01/49	3,326		3,084,312
4.000%	08/01/49	118		110,615
4.000%	01/01/50	449		416,249
4.000%	02/01/50	27		25,115
4.000%	04/01/50	2,314		2,148,120
4.000%	05/01/50	469		434,014
4.000%	01/01/51	59		55,479
4.000%	01/01/51	87		81,683
4.000%	01/01/51	97		91,586
4.000%	08/01/51	347		325,164
4.000%	06/01/52	525		480,706
4.000%	06/01/52	1,487		1,368,577
4.000%	10/01/52	450		412,099
4.000%	02/01/56	1,356		1,247,626
4.000%	06/01/57	37		33,991
4.030%	06/01/28	1,212		1,172,274
4.190%	04/01/28	1,525		1,486,482
4.370%	05/01/28	572		562,514
4.390%	04/01/29	2,574		2,525,756
4.410%	04/01/30	1,065		1,040,278
4.460%	05/01/28	1,429		1,404,765
4.500%	TBA	1,373		1,294,321
4.500%	08/01/24	—(r	)	16
4.500%	09/01/24	—(r	)	14
4.500%	12/01/24	—(r	)	304
4.500%	02/01/25	—(r	)	126
4.500%	03/01/25	1		656
4.500%	04/01/25	—(r	)	86
4.500%	04/01/25	—(r	)	94
4.500%	04/01/25	—(r	)	117
4.500%	04/01/25	1		771
4.500%	04/01/25	1		1,449
4.500%	05/01/25	—(r	)	87
4.500%	05/01/25	—(r	)	109
4.500%	07/01/25	3		2,638
4.500%	09/01/25	—(r	)	402
4.500%	04/01/31	7		6,754
4.500%	05/01/31	24		23,151
4.500%	06/01/31	8		7,992
4.500%	11/01/31	11		10,420
4.500%	12/01/31	24		23,282
4.500%	12/01/31	92		90,934
4.500%	11/01/35	10		9,459
4.500%	12/01/37	1,096		1,080,692
4.500%	04/01/39	2		1,913
4.500%	04/01/39	3		2,904
4.500%	05/01/39	176		170,598
4.500%	06/01/39	7		6,406
4.500%	06/01/39	14		13,800
4.500%	08/01/39	26		25,140
4.500%	12/01/39	4		3,626
4.500%	06/01/40	25		24,101
4.500%	07/01/40	60		57,851
4.500%	08/01/40	15		14,886
4.500%	08/01/40	17		16,895
4.500%	12/01/40	282		274,230
4.500%	01/01/41	25		24,579

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	02/01/41	22	$21,099
4.500%	03/01/41	8	7,915
4.500%	04/01/41	1	879
4.500%	05/01/41	2	2,282
4.500%	05/01/41	3	2,645
4.500%	07/01/41	5	4,735
4.500%	07/01/41	24	23,573
4.500%	08/01/41	72	70,315
4.500%	09/01/41	23	21,943
4.500%	09/01/41	66	64,073
4.500%	10/01/41	5	5,129
4.500%	10/01/41	20	19,398
4.500%	10/01/41	42	40,307
4.500%	10/01/41	48	47,016
4.500%	10/01/41	152	147,709
4.500%	12/01/41	49	47,718
4.500%	01/01/42	6	5,348
4.500%	06/01/42	12	11,468
4.500%	09/01/42	19	18,577
4.500%	09/01/42	164	158,953
4.500%	11/01/42	33	31,988
4.500%	09/01/43	15	14,066
4.500%	09/01/43	31	30,516
4.500%	09/01/43	162	155,490
4.500%	10/01/43	84	81,528
4.500%	10/01/43	121	116,244
4.500%	10/01/43	241	232,941
4.500%	11/01/43	81	77,676
4.500%	11/01/43	610	589,943
4.500%	12/01/43	115	110,296
4.500%	01/01/44	56	54,296
4.500%	01/01/44	66	63,618
4.500%	01/01/44	73	70,998
4.500%	01/01/44	89	86,058
4.500%	02/01/44	24	23,219
4.500%	02/01/44	137	132,273
4.500%	02/01/44	291	280,003
4.500%	03/01/44	28	27,005
4.500%	03/01/44	76	73,627
4.500%	03/01/44	348	335,282
4.500%	04/01/44	16	15,396
4.500%	04/01/44	39	37,243
4.500%	04/01/44	43	42,086
4.500%	04/01/44	153	147,622
4.500%	04/01/44	216	209,722
4.500%	05/01/44	75	71,658
4.500%	01/01/45	45	43,981
4.500%	01/01/45	261	252,207
4.500%	05/01/45	217	209,361
4.500%	07/01/45	257	248,209
4.500%	09/01/45	69	66,822
4.500%	11/01/45	9	8,320
4.500%	11/01/45	67	65,199
4.500%	11/01/45	373	360,250
4.500%	12/01/45	124	119,650
4.500%	07/01/46	816	793,446
4.500%	08/01/46	169	163,218
4.500%	01/01/47	30	28,232

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	03/01/47	153	$147,561
4.500%	05/01/47	461	443,285
4.500%	07/01/47	63	60,446
4.500%	09/01/47	14	13,927
4.500%	10/01/47	17	16,716
4.500%	10/01/47	73	69,419
4.500%	11/01/47	12	11,064
4.500%	11/01/47	30	29,114
4.500%	11/01/47	223	213,884
4.500%	11/01/47	293	281,831
4.500%	11/01/47	513	493,546
4.500%	12/01/47	19	18,338
4.500%	12/01/47	61	58,834
4.500%	01/01/48	504	484,249
4.500%	02/01/48	27	26,431
4.500%	03/01/48	22	20,953
4.500%	03/01/48	29	28,129
4.500%	04/01/48	126	122,446
4.500%	05/01/48	29	27,818
4.500%	05/01/48	642	622,216
4.500%	05/01/48	1,667	1,605,228
4.500%	06/01/48	33	31,677
4.500%	06/01/48	82	79,705
4.500%	07/01/48	11	11,060
4.500%	07/01/48	65	62,491
4.500%	07/01/48	69	66,539
4.500%	08/01/48	395	379,705
4.500%	11/01/48	256	247,321
4.500%	11/01/48	314	300,934
4.500%	02/01/49	771	747,849
4.500%	07/01/49	93	88,587
4.500%	10/01/49	56	53,844
4.500%	01/01/50	453	439,624
4.500%	03/01/50	173	167,641
4.500%	05/01/50	191	181,537
4.500%	09/01/51	126	120,416
4.500%	09/01/52	355	335,663
4.500%	09/01/52	877	827,805
4.500%	10/01/52	893	843,344
4.500%	11/01/52	27,132	25,591,660
4.500%	03/01/53	2,487	2,347,954
4.500%	09/01/57	123	116,489
4.500%	08/01/58	41	38,898
4.750%	04/01/28	475	471,251
4.760%	06/01/29	900	898,080
5.000%	TBA	2,020	1,952,141
5.000%	TBA	3,500	3,469,127
5.000%	03/01/36	2	2,411
5.000%	12/01/36	1	745
5.000%	01/01/39	6	6,033
5.000%	12/01/39	3	2,655
5.000%	01/01/40	2	1,602
5.000%	05/01/40	2	2,064
5.000%	05/01/40	10	9,499
5.000%	07/01/40	10	9,551
5.000%	11/01/40	184	182,416
5.000%	01/01/41	9	9,005
5.000%	01/01/41	20	19,339

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	04/01/41	3		$3,047
5.000%	05/01/41	2		1,516
5.000%	05/01/41	31		30,451
5.000%	05/01/41	54		53,221
5.000%	05/01/41	57		56,139
5.000%	05/01/41	88		86,773
5.000%	06/01/41	40		39,659
5.000%	07/01/41	562		555,217
5.000%	01/01/42	5		4,596
5.000%	12/01/43	1,032		1,020,379
5.000%	12/01/47	168		166,481
5.000%	09/01/48	183		180,534
5.000%	01/01/49	199		195,643
5.000%	01/01/49	297		291,923
5.000%	06/01/49	861		846,741
5.000%	08/01/49	230		228,022
5.000%	12/01/49	1,487		1,459,226
5.000%	06/01/52	79		76,748
5.000%	06/01/52	84		82,236
5.000%	07/01/52	239		232,677
5.000%	07/01/52	509		501,766
5.000%	09/01/52	2,896		2,803,571
5.000%	09/01/52	6,162		5,968,124
5.000%	10/01/52	357		345,052
5.000%	10/01/52	1,374		1,330,368
5.000%	11/01/52	333		322,745
5.000%	01/01/53	277		268,508
5.000%	06/01/53	92		89,433
5.000%	07/01/53	637		626,153
5.000%	01/01/54	1,453		1,404,267
5.065%	12/01/28	1,950		1,966,321
5.350%	07/01/33	100		102,291
5.500%	TBA	58,290		57,486,236
5.500%	07/01/28	2		2,271
5.500%	11/01/28	6		6,060
5.500%	04/01/30	3		3,135
5.500%	12/01/30	—(r	)	289
5.500%	11/01/32	—(r	)	287
5.500%	12/01/32	1		731
5.500%	01/01/33	21		21,115
5.500%	01/01/33	30		30,616
5.500%	04/01/33	10		9,774
5.500%	06/01/33	1		540
5.500%	07/01/33	6		6,130
5.500%	09/01/33	6		5,999
5.500%	10/01/33	12		11,922
5.500%	11/01/33	1		810
5.500%	11/01/33	1		995
5.500%	11/01/33	5		5,400
5.500%	11/01/33	6		5,867
5.500%	12/01/33	1		1,457
5.500%	12/01/33	7		6,967
5.500%	01/01/34	—(r	)	415
5.500%	02/01/34	1		512
5.500%	02/01/34	11		11,212
5.500%	03/01/34	1		1,392
5.500%	03/01/34	8		8,139
5.500%	04/01/34	1		869

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	09/01/34	5		$4,713
5.500%	12/01/34	—(r	)	499
5.500%	12/01/34	2		1,689
5.500%	12/01/34	5		4,680
5.500%	02/01/35	—(r	)	186
5.500%	03/01/35	11		10,826
5.500%	04/01/35	1		563
5.500%	05/01/35	2		1,804
5.500%	05/01/35	3		3,396
5.500%	10/01/35	6		5,719
5.500%	11/01/35	—(r	)	121
5.500%	12/01/35	6		6,095
5.500%	12/01/35	6		6,233
5.500%	01/01/36	1		551
5.500%	03/01/36	3		2,890
5.500%	07/01/36	3		2,705
5.500%	11/01/36	2		2,064
5.500%	01/01/37	8		8,316
5.500%	02/01/37	8		7,609
5.500%	06/01/37	3		2,691
5.500%	08/01/37	1		558
5.500%	08/01/37	1		856
5.500%	08/01/37	4		4,267
5.500%	08/01/37	7		6,741
5.500%	03/01/38	9		8,673
5.500%	08/01/38	98		98,350
5.500%	12/01/38	3		3,172
5.500%	09/01/39	4		3,567
5.500%	12/01/39	63		62,764
5.500%	06/01/40	9		8,969
5.500%	05/01/44	381		382,620
5.500%	01/01/49	390		390,126
5.500%	09/01/49	374		375,601
5.500%	04/01/50	363		363,353
5.500%	08/01/52	81		79,552
5.500%	10/01/52	1,420		1,405,656
5.500%	11/01/52	542		536,195
5.500%	11/01/52	768		759,817
5.500%	11/01/52	1,215		1,202,177
5.500%	11/01/52	1,787		1,768,278
5.500%	12/01/52	4,510		4,462,066
5.500%	02/01/53	465		463,211
5.500%	04/01/53	367		363,393
5.500%	04/01/53	1,978		1,952,033
5.500%	05/01/53	192		190,847
5.500%	05/01/53	366		361,959
5.500%	06/01/53	2,440		2,411,114
5.500%	07/01/53	188		186,651
5.500%	07/01/53	466		461,996
5.500%	08/01/53	569		564,654
5.500%	08/01/53	642		633,621
5.500%	09/01/53	1,222		1,208,503
5.500%	11/01/53	6,860		6,766,811
5.500%	03/01/54	382		376,573
5.500%	06/01/54	200		198,758
5.500%	09/01/56	1,236		1,261,862
6.000%	TBA	53,255		53,402,700
6.000%	11/01/28	—(r	)	338

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	02/01/29	—(r	)	$262
6.000%	03/01/32	—(r	)	395
6.000%	05/01/33	—(r	)	173
6.000%	01/01/34	9		9,184
6.000%	11/01/35	4		3,972
6.000%	12/01/35	2		1,615
6.000%	04/01/36	3		2,676
6.000%	07/01/36	1		1,438
6.000%	08/01/36	—(r	)	26
6.000%	08/01/36	1		1,474
6.000%	08/01/36	8		8,559
6.000%	09/01/36	—(r	)	90
6.000%	09/01/36	—(r	)	298
6.000%	09/01/36	1		548
6.000%	09/01/36	1		813
6.000%	09/01/36	8		8,018
6.000%	10/01/36	1		622
6.000%	10/01/36	4		4,131
6.000%	10/01/36	8		8,610
6.000%	11/01/36	—(r	)	96
6.000%	11/01/36	1		866
6.000%	11/01/36	2		1,784
6.000%	11/01/36	6		6,037
6.000%	11/01/36	7		7,022
6.000%	12/01/36	—(r	)	128
6.000%	12/01/36	—(r	)	211
6.000%	12/01/36	—(r	)	289
6.000%	12/01/36	2		1,992
6.000%	12/01/36	4		4,082
6.000%	12/01/36	9		8,727
6.000%	01/01/37	—(r)		347
6.000%	01/01/37	—(r	)	508
6.000%	01/01/37	3		2,909
6.000%	01/01/37	6		5,703
6.000%	01/01/37	8		8,644
6.000%	01/01/37	667		681,940
6.000%	02/01/37	7		7,462
6.000%	02/01/37	128		131,539
6.000%	03/01/37	8		7,711
6.000%	03/01/37	12		11,884
6.000%	03/01/37	68		68,868
6.000%	05/01/37	1		1,320
6.000%	05/01/37	6		6,075
6.000%	05/01/37	8		8,156
6.000%	06/01/37	1		715
6.000%	08/01/37	1		1,078
6.000%	08/01/37	3		3,362
6.000%	08/01/37	4		4,509
6.000%	08/01/37	13		13,596
6.000%	09/01/37	14		13,793
6.000%	10/01/37	—(r	)	209
6.000%	07/01/41	411		420,182
6.000%	12/01/52	683		687,273
6.000%	01/01/53	168		169,232
6.000%	01/01/53	2,835		2,849,358
6.000%	03/01/53	93		93,833
6.000%	04/01/53	91		91,425
6.000%	05/01/53	447		450,649

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	05/01/53	1,433	$1,456,406
6.000%	06/01/53	86	87,552
6.000%	06/01/53	557	563,922
6.000%	07/01/53	270	275,633
6.000%	07/01/53	742	747,881
6.000%	09/01/53	1,488	1,492,135
6.000%	10/01/53	2,474	2,481,161
6.000%	11/01/53	96	97,147
6.000%	03/01/54	99	99,617
6.500%	TBA	5,815	5,918,125
6.500%	10/01/36	309	319,794
6.500%	05/01/40	848	877,472
6.500%	02/01/53	63	64,566
6.500%	02/01/53	83	85,427
6.500%	11/01/53	2,442	2,502,551
6.500%	12/01/53	275	282,692
6.500%	03/01/54	297	304,263
6.500%	03/01/54	389	398,857
6.625%	11/15/30	1,950	2,177,805
7.000%	TBA	11,895	12,233,729
7.000%	04/01/37	52	55,653
7.000%	02/01/39	131	138,496
7.000%	02/01/39	179	188,657
Freddie Mac Coupon Strips
3.220%(s)	07/15/32	180	121,643
Government National Mortgage Assoc.
2.000%	TBA	23,820	19,273,730
2.000%	08/20/50	59	47,644
2.000%	10/20/50	5,443	4,407,885
2.000%	12/20/50	5,529	4,480,098
2.000%	01/20/51	5,236	4,241,490
2.000%	02/20/51	1,038	813,900
2.000%	02/20/51	3,318	2,686,008
2.000%	03/20/51	1,106	878,195
2.000%	04/20/51	991	777,554
2.000%	10/20/51	1,091	883,358
2.000%	11/20/51	485	392,549
2.500%	TBA	11,670	9,808,726
2.500%	11/20/49	1,955	1,656,484
2.500%	09/20/50	254	214,505
2.500%	10/20/50	1,168	984,050
2.500%	11/20/50	889	749,144
2.500%	12/20/50	137	112,827
2.500%	12/20/50	5,556	4,681,572
2.500%	01/20/51	174	146,154
2.500%	03/20/51	2,074	1,746,005
2.500%	04/20/51	1,732	1,455,848
2.500%	05/20/51(k)	4,671	3,925,969
2.500%	06/20/51	312	259,497
2.500%	07/20/51	76	63,930
2.500%	07/20/51	1,838	1,544,915
2.500%	08/20/51	544	452,051
2.500%	10/20/51	391	324,815
2.500%	10/20/51	478	397,326
2.500%	10/20/51	1,204	1,000,643
2.500%	11/20/51	249	207,227
2.500%	12/20/51	243	202,124
2.500%	12/20/51	416	346,129

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	12/20/51	484	$403,916
2.500%	12/20/52	177	148,650
3.000%	TBA	1,500	1,306,758
3.000%	02/20/42	18	15,665
3.000%	09/15/42	374	334,366
3.000%	09/15/42	415	370,678
3.000%	10/15/42	466	410,260
3.000%	10/15/42	1,199	1,070,374
3.000%	11/15/42	1	1,135
3.000%	11/15/42	593	522,722
3.000%	12/20/44	18	16,319
3.000%	02/15/45	181	162,518
3.000%	01/20/46	65	57,244
3.000%	11/20/46	212	187,394
3.000%	02/20/47	98	86,298
3.000%	04/20/47	32	28,490
3.000%	01/20/50	1,198	1,051,310
3.000%	02/20/50	105	91,734
3.000%	03/20/50	43	36,888
3.000%	09/20/50	307	268,084
3.000%	01/20/51	9,707	8,457,424
3.000%	02/20/51	95	83,124
3.000%	04/20/51	7,438	6,497,742
3.000%	05/20/51	618	538,633
3.000%	08/20/51	10,344	9,026,253
3.000%	09/20/51	2,907	2,534,437
3.000%	10/20/51	874	761,855
3.000%	01/20/52	739	640,476
3.000%	03/20/52	90	77,481
3.000%	03/20/52	367	317,849
3.000%	03/20/52	776	669,720
3.000%	04/20/52	83	71,043
3.000%	04/20/52	507	429,851
3.000%	04/20/52	680	578,810
3.000%	07/20/52	3,537	3,085,232
3.000%	12/20/52	187	163,107
3.000%	04/20/53	88	76,426
3.500%	TBA	13,096	11,757,752
3.500%	09/15/41	20	18,348
3.500%	11/15/41	2	1,540
3.500%	11/15/41	14	12,828
3.500%	01/15/42	5	4,337
3.500%	01/15/42	82	75,799
3.500%	02/15/42	14	12,661
3.500%	03/15/42	5	4,803
3.500%	03/15/42	48	44,294
3.500%	05/15/42	15	14,222
3.500%	06/15/42	10	9,199
3.500%	07/15/42	8	7,538
3.500%	07/15/42	9	8,206
3.500%	07/15/42	17	15,847
3.500%	07/15/42	22	20,176
3.500%	08/15/42	11	9,821
3.500%	01/15/43	9	8,183
3.500%	02/15/43	15	13,646
3.500%	04/15/43	20	17,968
3.500%	04/15/43	105	96,124
3.500%	04/20/43	213	195,009

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	05/15/43	5	$5,010
3.500%	05/15/43	7	6,666
3.500%	05/15/43	8	6,980
3.500%	05/15/43	30	27,993
3.500%	05/20/43	563	516,645
3.500%	07/15/43	53	48,995
3.500%	10/15/43	28	25,476
3.500%	11/15/43	6	5,490
3.500%	12/15/43	78	71,581
3.500%	01/15/44	23	20,894
3.500%	02/20/44	748	685,090
3.500%	06/20/44	77	70,178
3.500%	03/20/45	88	80,064
3.500%	04/20/45	146	133,690
3.500%	05/20/45	72	66,005
3.500%	07/20/45	28	25,817
3.500%	08/20/45	38	34,726
3.500%	10/20/45	61	55,686
3.500%	11/20/45	147	134,484
3.500%	12/20/45	317	289,003
3.500%	01/20/46	68	62,054
3.500%	01/20/46	150	136,733
3.500%	03/20/46	774	705,398
3.500%	04/20/46	396	361,111
3.500%	05/20/46	315	286,688
3.500%	06/20/46	314	286,153
3.500%	07/20/46	463	421,109
3.500%	09/20/46	14	12,185
3.500%	09/20/46	291	265,405
3.500%	10/20/46	61	55,495
3.500%	10/20/46	66	60,105
3.500%	10/20/46	82	74,277
3.500%	10/20/46	121	109,589
3.500%	05/20/47	127	115,242
3.500%	09/20/47	1,213	1,101,968
3.500%	03/20/48	31	28,368
3.500%	04/20/48	13	11,414
3.500%	06/15/48	222	204,501
3.500%	08/20/48	593	537,874
3.500%	09/20/48	1,120	1,016,066
3.500%	11/20/48	363	330,042
3.500%	02/20/49	1,145	1,039,095
3.500%	08/20/49	4,299	3,897,522
3.500%	05/15/50	253	231,690
3.500%	06/20/50	2,242	2,015,431
3.500%	08/20/50	314	284,272
3.500%	11/20/50	1,519	1,373,253
3.500%	04/20/51	937	846,553
3.500%	09/20/51	618	557,172
3.500%	01/20/52	199	178,837
3.500%	02/20/52	5,672	5,092,970
3.500%	03/20/52	360	316,143
3.500%	04/20/52	87	78,048
3.500%	07/20/52	638	572,489
3.500%	12/20/52	1,841	1,652,651
4.000%	TBA	12,780	11,809,020
4.000%	04/20/39	12	11,111
4.000%	07/20/39	106	100,856

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	01/20/40	68	$64,670
4.000%	10/20/40	166	157,672
4.000%	12/20/40	669	635,405
4.000%	01/20/41	24	23,213
4.000%	02/20/41	73	69,388
4.000%	03/15/41	93	87,475
4.000%	12/20/46	262	245,277
4.000%	05/20/47	101	94,341
4.000%	06/20/47	779	727,151
4.000%	07/20/47	183	171,409
4.000%	09/20/47	1,109	1,040,089
4.000%	11/20/47	287	269,402
4.000%	12/20/47	264	247,012
4.000%	01/20/48	787	736,886
4.000%	03/20/48	662	620,027
4.000%	05/20/48	103	96,746
4.000%	02/20/49	424	396,886
4.000%	03/20/49	109	101,458
4.000%	04/20/49	94	88,064
4.000%	10/20/49	112	105,186
4.000%	11/20/49	799	745,575
4.000%	01/20/50	94	86,002
4.000%	02/20/50	85	80,513
4.000%	05/20/50	41	38,563
4.000%	06/20/52	171	158,460
4.000%	06/20/52	180	166,929
4.000%	06/20/52	2,409	2,227,469
4.000%	07/20/52	1,850	1,709,204
4.000%	08/20/52	135	124,717
4.000%	10/20/52	2,480	2,292,108
4.500%	12/20/39	11	10,730
4.500%	01/20/40	137	134,213
4.500%	02/20/40	11	10,677
4.500%	05/20/40	399	389,455
4.500%	07/20/40	4	4,324
4.500%	09/20/40	5	4,650
4.500%	09/20/40	6	5,719
4.500%	10/20/40	8	7,994
4.500%	12/20/40	185	180,155
4.500%	01/20/41	30	28,983
4.500%	07/20/41	7	7,159
4.500%	07/20/41	192	186,831
4.500%	02/20/42	217	212,003
4.500%	11/20/46	46	44,238
4.500%	03/15/47	69	66,854
4.500%	04/15/47	56	54,105
4.500%	04/15/47	81	78,478
4.500%	05/15/47	60	58,105
4.500%	08/20/47	301	290,170
4.500%	04/20/48	444	427,677
4.500%	05/20/48	17	16,783
4.500%	06/20/48	479	461,514
4.500%	07/20/48	121	116,233
4.500%	08/20/48	312	300,219
4.500%	09/20/48	92	88,477
4.500%	10/20/48	304	292,824
4.500%	12/20/48	139	133,891
4.500%	01/20/49	356	342,679

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	02/20/49	256	$246,429
4.500%	03/20/49	903	869,729
4.500%	04/20/49	45	43,023
4.500%	05/20/49	59	57,180
4.500%	02/20/50	185	177,788
4.500%	03/20/50	122	117,114
4.500%	08/20/50	191	183,391
4.500%	11/20/50	376	357,342
4.500%	12/20/50	183	176,182
4.500%	05/20/52	328	312,836
4.500%	08/20/52	90	85,614
4.500%	08/20/52	937	892,633
4.500%	09/20/52	618	588,705
4.500%	09/20/52	1,007	958,437
4.500%	10/20/52	3,815	3,639,069
5.000%	TBA	15,260	14,857,992
5.000%	04/15/38	18	17,993
5.000%	08/15/38	55	55,645
5.000%	10/15/38	4	4,345
5.000%	10/15/38	175	175,643
5.000%	12/15/38	72	72,047
5.000%	01/15/39	25	25,093
5.000%	02/15/39	44	44,047
5.000%	02/15/39	47	47,255
5.000%	03/15/39	231	230,966
5.000%	05/15/39	62	61,588
5.000%	05/15/39	203	204,039
5.000%	11/15/39	96	96,234
5.000%	04/15/40	908	902,577
5.000%	05/15/40	52	51,537
5.000%	05/20/40	851	849,826
5.000%	06/20/40	674	673,589
5.000%	07/20/40	14	14,333
5.000%	07/20/40	287	286,823
5.000%	09/15/40	240	240,981
5.000%	09/20/40	78	78,014
5.000%	11/20/40	65	64,882
5.000%	10/20/47	18	18,018
5.000%	05/20/48	61	60,025
5.000%	10/20/48	386	381,142
5.000%	11/20/48	126	124,424
5.000%	12/20/48	178	175,862
5.000%	01/20/49	585	576,580
5.000%	04/20/49	180	177,799
5.000%	09/20/49	101	99,676
5.000%	11/20/49	92	90,667
5.000%	01/20/50	119	117,651
5.000%	09/20/52	180	177,701
5.000%	01/20/53	448	438,666
5.000%	05/20/53	281	274,042
5.000%	08/20/53	277	270,741
5.000%	08/20/53	1,033	1,010,533
5.500%	TBA	6,450	6,399,041
5.500%	06/15/36	13	13,420
5.500%	11/20/52	880	874,131
5.500%	02/20/53	279	278,014
5.500%	03/20/53	543	539,283
5.500%	04/20/53	1,834	1,820,728

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	07/20/53	95	$95,187
5.500%	07/20/53	284	285,160
5.500%	08/20/53	480	477,699
5.500%	08/20/53	1,350	1,353,094
6.000%	TBA	2,100	2,108,721
6.000%	08/20/40	20	20,583
6.000%	01/20/41	8	7,856
6.000%	04/20/41	1	1,250
6.000%	06/20/41	27	27,199
6.000%	07/20/41	23	24,032
6.000%	12/20/41	10	10,424
6.000%	02/20/42	10	10,731
6.000%	09/20/53	1,389	1,411,058
6.000%	01/20/54	580	590,176
6.500%	TBA	11,200	11,359,585
6.500%	10/20/37	120	124,388
6.500%	09/20/53	180	184,381
6.500%	11/20/53	196	201,438
6.500%	01/20/54	593	605,933
Government National Mortgage Assoc., 1 Month RFUCCT + 1.618% (Cap 11.870%, Floor 1.618%)
7.021%(c)	11/20/60	287	291,860
Government National Mortgage Assoc., 1 Month RFUCCT + 1.735% (Cap 12.057%, Floor 1.735%)
7.169%(c)	07/20/60	487	494,543
Government National Mortgage Assoc., 1 Month RFUCCT + 2.400% (Cap 12.644%, Floor 2.400%)
7.834%(c)	04/20/60	549	565,009
Government National Mortgage Assoc., 1 Month RFUCCT + 2.616% (Cap 12.920%, Floor 2.616%)
7.517%(c)	09/20/60	222	221,956
Resolution Funding Corp. Principal Strips
3.479%(s)	04/15/30	55	42,040
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	1,031	1,006,729
5.250%	09/15/39	760	785,011
Tennessee Valley Authority Generic Strips
2.705%(s)	09/15/30	492	360,707
2.897%(s)	03/15/33	123	79,168

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,253,067,267)			1,172,122,548

U.S. TREASURY OBLIGATIONS — 12.4%
U.S. Treasury Bonds
1.250%	05/15/50	12,610	6,249,831
1.875%	11/15/51(kk)	34,685	20,133,559
2.000%	11/15/41(h)(k)	62,610	43,005,244
2.000%	02/15/50	8	4,859
2.000%	08/15/51	10,020	6,019,828
2.375%	05/15/51	18,375	12,101,660
2.500%	02/15/45(k)	28,667	20,443,154
2.750%	08/15/47	4,880	3,554,775
2.750%	11/15/47	11,102	8,071,210
3.000%	05/15/47	12,437	9,514,305
3.000%	02/15/48	24,352	18,526,545
3.000%	02/15/49(h)	13,555	10,270,031
4.125%	08/15/53	1,510	1,406,423
4.250%	02/15/54(h)	1,920	1,828,800

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.375%	08/15/43	34,390	$33,202,470
4.500%	02/15/44	17,425	17,098,281
4.750%	11/15/43	22,100	22,400,422
4.750%	11/15/53	17,015	17,594,574
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	02/15/50	16,184	9,875,927
0.625%	02/15/43	3,212	2,411,160
1.125%	01/15/33(k)	2,021	1,869,909
1.375%	07/15/33	2,968	2,803,626
1.375%	02/15/44	1,002	857,940
1.500%	02/15/53	105	88,650
1.750%	01/15/34	43,683	42,406,428
U.S. Treasury Notes
0.625%	05/15/30	34,145	27,598,763
1.250%	08/15/31	40	32,463
1.875%	02/15/32	31,995	26,855,803
3.375%	05/15/33	11,710	10,853,706
3.750%	12/31/28	17,060	16,626,836
3.875%	12/31/29	4,540	4,432,884
4.000%	01/31/31	11,030	10,809,400
4.000%	02/15/34	770	747,622
4.125%	03/31/29	340	336,573
4.250%	02/28/29	920	915,975
4.250%	02/28/31	5,090	5,060,574
4.375%	11/30/30	4,600	4,604,672
4.500%	03/31/26	38,945	38,741,148
4.500%	05/31/29	110	110,756
4.625%	04/30/29	80	80,925
5.000%	09/30/25	10	9,996
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41	4,494	1,982,100
2.380%(s)	02/15/42	40,000	17,148,438
2.384%(s)	02/15/43	3,505	1,428,151
3.930%(s)	02/15/41	1,150	522,037
4.863%(s)	11/15/41	2,420	1,051,282

TOTAL U.S. TREASURY OBLIGATIONS (cost $529,919,973)			481,689,715

		Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.1%
iShares Core U.S. Aggregate Bond ETF		621,762	60,354,437
Vanguard Total Bond Market ETF		841,318	60,616,962

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $131,537,709)			120,971,399

TOTAL LONG-TERM INVESTMENTS (cost $4,337,873,235)			4,071,446,102

	Shares	Value

SHORT-TERM INVESTMENTS — 4.7%
AFFILIATED MUTUAL FUNDS — 4.1%
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	34,502,685	$34,502,685
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $126,301,824; includes $125,696,496 of cash collateral for securities on loan)(b)(wb)	126,373,307	126,297,483

TOTAL AFFILIATED MUTUAL FUNDS (cost $160,804,509)		160,800,168

UNAFFILIATED FUND — 0.6%

Dreyfus Government Cash Management (7-day effective yield 5.191%) (Institutional Shares)	21,496,745	21,496,745

(cost $21,496,745)
OPTIONS PURCHASED*~ — 0.0%
(cost $830,823)		906,062

TOTAL SHORT-TERM INVESTMENTS (cost $183,132,077)		183,202,975

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—109.1% (cost $4,521,005,312)		4,254,649,077

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $512,403)		(331,434)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—109.1% (cost $4,520,492,909)		4,254,317,643
Liabilities in excess of other assets(z) — (9.1)%		(353,559,522)

NET ASSETS — 100.0%		$3,900,758,121

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,268,820 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $123,151,948; cash collateral of $125,696,496 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $5,212,000 is 0.1% of net assets.

(wb) Represents an investment in a Fund affiliated with the Manager.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	1.500%	TBA	07/15/24	$(325)	$(242,303)
Federal National Mortgage Assoc.	2.000%	TBA	07/18/24	(10,625)	(9,335,058)
Federal National Mortgage Assoc.	3.000%	TBA	07/15/24	(12,929)	(10,996,721)
Federal National Mortgage Assoc.	4.000%	TBA	07/15/24	(44)	(40,258)
Federal National Mortgage Assoc.	4.500%	TBA	07/15/24	(1,800)	(1,696,852)
Federal National Mortgage Assoc.	4.500%	TBA	07/18/24	(2,405)	(2,352,392)
Federal National Mortgage Assoc.	4.500%	TBA	08/13/24	(3,500)	(3,300,527)
Federal National Mortgage Assoc.	5.000%	TBA	08/13/24	(4,000)	(3,865,312)
Federal National Mortgage Assoc.	6.000%	TBA	07/15/24	(500)	(501,387)
Government National Mortgage Assoc.	3.000%	TBA	07/22/24	(3,825)	(3,332,232)
Government National Mortgage Assoc.	3.000%	TBA	08/20/24	(11,249)	(9,805,085)
Government National Mortgage Assoc.	4.500%	TBA	07/22/24	(700)	(665,434)
Government National Mortgage Assoc.	5.000%	TBA	07/22/24	(500)	(486,828)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $46,692,510)					$(46,620,389)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month CME SOFR	Call	08/16/24	$94.94	97	243	$6,669
1 Year SOFR Mid-Curve Futures	Call	12/13/24	$96.25	87	218	54,375
1 Year SOFR Mid-Curve Futures	Call	12/13/24	$97.25	87	218	10,875
5 Year U.S. Treasury Notes Futures	Call	07/26/24	$107.00	138	138	43,125
5 Year U.S. Treasury Notes Futures	Call	08/23/24	$107.00	70	70	37,188
10 Year U.S. Treasury Notes Futures	Call	07/26/24	$110.50	115	115	59,297
10 Year U.S. Treasury Notes Futures	Call	07/26/24	$111.00	179	179	61,531
20 Year U.S. Treasury Notes Futures	Call	07/26/24	$120.00	37	37	29,484
3 Month CME SOFR	Put	12/13/24	$95.50	92	230	102,350
1 Year SOFR Mid-Curve Futures	Put	12/13/24	$95.88	89	223	58,962
10 Year U.S. Treasury Notes Futures	Put	07/26/24	$110.00	127	127	95,250
10 Year U.S. Treasury Notes Futures	Put	07/26/24	$110.50	35	35	36,094

Total Exchange Traded (cost $789,859)						$595,200

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	GSI	07/09/24	17.23	—	5,020	$310,862

(cost $40,964)
Total Options Purchased (cost $830,823)							$906,062

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month CME SOFR	Call	08/16/24	$95.19	194	485	$(4,850)
3 Month CME SOFR	Call	12/13/24	$97.13	184	460	(8,050)
1 Year SOFR Mid-Curve Futures	Call	12/13/24	$96.75	174	435	(51,112)
5 Year U.S. Treasury Notes Futures	Call	07/26/24	$108.25	116	116	(8,156)
5 Year U.S. Treasury Notes Futures	Call	08/23/24	$108.00	140	140	(35,000)
10 Year U.S. Treasury Notes Futures	Call	07/26/24	$111.50	69	69	(16,172)
10 Year U.S. Treasury Notes Futures	Call	07/26/24	$112.00	115	115	(17,969)
10 Year U.S. Treasury Notes Futures	Call	07/26/24	$114.00	138	138	(4,313)
3 Month CME SOFR	Put	12/13/24	$95.00	92	230	(24,725)
1 Year SOFR Mid-Curve Futures	Put	12/13/24	$95.38	178	445	(46,725)

Total Exchange Traded (premiums received $433,205)						$(217,072)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	CITI	07/09/24	17.36	—	2,010	$(110,078)
Currency Option USD vs AUD	Put	GSI	07/09/24	0.68	—	5,020	(4,284)

Total OTC Traded (premiums received $79,198)							$(114,362)

Total Options Written (premiums received $512,403)							$(331,434)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	3 Month CME SOFR	Sep. 2024	$2,366,313	$(4,581)
156	3 Month CME SOFR	Mar. 2025	37,106,550	(177,815)
33	3 Month CME SOFR	Jun. 2025	7,873,388	(19,732)
569	3 Month CME SOFR	Mar. 2026	136,602,675	(59,337)
409	2 Year U.S. Treasury Notes	Sep. 2024	83,525,469	168,629
3,391	5 Year U.S. Treasury Notes	Sep. 2024	361,406,439	1,747,113
80	10 Year U.K. Gilt	Sep. 2024	9,867,059	71,661
850	10 Year U.S. Treasury Notes	Sep. 2024	93,486,723	406,514
252	10 Year U.S. Ultra Treasury Notes	Sep. 2024	28,609,875	273,275
849	20 Year U.S. Treasury Bonds	Sep. 2024	100,447,313	1,151,586
451	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	56,530,031	170,727
18	Australian Dollar Currency	Sep. 2024	1,202,940	(6,813)

				3,721,227

Short Positions:
263	2 Year U.S. Treasury Notes	Sep. 2024	53,709,531	(1,095)
22	5 Year Euro-Bobl	Sep. 2024	2,743,431	(29,589)

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Futures contracts outstanding at June 30, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
17	10 Year Euro-Bund	Sep. 2024	$2,396,293	$(28,051)
12	10 Year Japanese Bonds	Sep. 2024	10,655,230	43,200
2,092	10 Year U.S. Treasury Notes	Sep. 2024	230,087,323	(1,683,073)
227	10 Year U.S. Ultra Treasury Notes	Sep. 2024	25,771,594	(230,637)
379	20 Year U.S. Treasury Bonds	Sep. 2024	44,840,438	(345,740)
10	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	1,253,438	(13,812)
10	Euro Schatz Index	Sep. 2024	1,131,994	(5,362)

				(2,294,159)

				$1,427,068

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/24	CITI	AUD	21,503	$14,051,604	$14,353,158	$301,554	$—
Brazilian Real,
Expiring 07/02/24	CITI	BRL	4,390	827,236	784,988	—	(42,248)
Expiring 07/02/24	CITI	BRL	2,820	524,792	504,252	—	(20,540)
Expiring 07/02/24	CITI	BRL	1,480	274,833	264,643	—	(10,190)
Expiring 07/02/24	CITI	BRL	1,450	269,697	259,278	—	(10,419)
Expiring 07/02/24	CITI	BRL	570	111,171	101,924	—	(9,247)
Expiring 07/02/24	CITI	BRL	450	80,951	80,465	—	(486)
Expiring 07/02/24	CITI	BRL	330	60,640	59,009	—	(1,631)
Expiring 07/02/24	CITI	BRL	120	22,051	21,458	—	(593)
Expiring 07/02/24	GSB	BRL	16,308	2,933,615	2,916,019	—	(17,596)
Expiring 07/02/24	GSB	BRL	5,790	1,106,186	1,035,325	—	(70,861)
Expiring 07/02/24	GSB	BRL	4,298	773,150	768,513	—	(4,637)
Expiring 07/02/24	MSCS	BRL	4,106	780,342	734,122	—	(46,220)
Expiring 07/19/24	MSCS	BRL	39,710	7,772,949	7,085,858	—	(687,091)
Expiring 07/19/24	MSCS	BRL	12,123	2,351,247	2,163,253	—	(187,994)
Expiring 08/02/24	CITI	BRL	450	82,490	80,163	—	(2,327)
Expiring 08/02/24	GSB	BRL	16,308	2,978,054	2,905,063	—	(72,991)
British Pound,
Expiring 07/02/24	TD	GBP	2,183	2,770,360	2,758,996	—	(11,364)
Expiring 07/19/24	CITI	GBP	340	422,295	429,848	7,553	—
Expiring 07/19/24	CITI	GBP	330	408,629	417,206	8,577	—
Canadian Dollar,
Expiring 07/19/24	BNP	CAD	1,990	1,447,057	1,455,347	8,290	—
Expiring 07/19/24	BNP	CAD	390	283,617	285,219	1,602	—
Expiring 07/19/24	MSCS	CAD	2,772	2,027,104	2,027,028	—	(76)
Expiring 07/19/24	MSCS	CAD	1,370	994,595	1,001,923	7,328	—
Expiring 07/19/24	MSCS	CAD	1,310	951,859	958,043	6,184	—
Expiring 07/19/24	MSCS	CAD	1,310	950,487	958,043	7,556	—
Euro,
Expiring 07/02/24	SSB	EUR	34,862	37,433,959	37,342,326	—	(91,633)
Expiring 07/19/24	BOA	EUR	1,020	1,089,019	1,093,476	4,457	—
Expiring 07/19/24	BOA	EUR	790	842,510	846,908	4,398	—
Expiring 07/19/24	BOA	EUR	750	801,434	804,027	2,593	—
Expiring 07/19/24	BOA	EUR	680	728,621	728,984	363	—
Expiring 07/19/24	BOA	EUR	670	713,841	718,264	4,423	—
Indian Rupee,
Expiring 07/18/24	CITI	INR	56,700	678,135	679,638	1,503	—

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 07/18/24	CITI	INR	17,110	$204,617	$205,091	$474	$—
Expiring 07/19/24	CITI	INR	5,329	63,800	63,875	75	—
Japanese Yen,
Expiring 07/19/24	BNP	JPY	1,534,002	10,260,643	9,565,822	—	(694,821)
Mexican Peso,
Expiring 07/19/24	BOA	MXN	31,020	1,729,128	1,689,979	—	(39,149)
Expiring 07/19/24	BOA	MXN	12,120	694,351	660,301	—	(34,050)
Expiring 07/19/24	BOA	MXN	4,250	248,666	231,541	—	(17,125)
Expiring 07/19/24	BOA	MXN	2,130	124,761	116,043	—	(8,718)
Expiring 07/19/24	GSB	MXN	14,071	810,437	766,592	—	(43,845)
Expiring 07/19/24	JPM	MXN	13,000	733,947	708,245	—	(25,702)
Expiring 07/19/24	JPM	MXN	10,460	582,503	569,864	—	(12,639)
Expiring 07/19/24	JPM	MXN	7,310	427,914	398,251	—	(29,663)
Expiring 07/19/24	JPM	MXN	1,830	107,304	99,699	—	(7,605)
Expiring 07/19/24	MSCS	MXN	6,910	394,972	376,459	—	(18,513)
Expiring 07/19/24	MSCS	MXN	3,760	220,117	204,846	—	(15,271)
Norwegian Krone,
Expiring 07/19/24	BNP	NOK	33,441	3,066,610	3,133,793	67,183	—
Expiring 07/19/24	BNP	NOK	7,870	717,464	737,512	20,048	—
Swiss Franc,
Expiring 07/19/24	BOA	CHF	670	735,009	747,665	12,656	—
Expiring 07/19/24	GSB	CHF	640	704,823	714,187	9,364	—
Expiring 07/19/24	GSB	CHF	640	701,866	714,187	12,321	—

				$110,073,462	$108,326,719	488,502	(2,235,245)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/24	CITI	AUD	1,130	$755,217	$754,261	$956	$—
Expiring 07/19/24	CITI	AUD	1,120	734,279	747,586	—	(13,307)
Expiring 07/19/24	CITI	AUD	900	597,382	600,739	—	(3,357)
Expiring 07/19/24	CITI	AUD	720	473,321	480,591	—	(7,270)
Expiring 07/19/24	CITI	AUD	720	478,695	480,591	—	(1,896)
Expiring 07/19/24	CITI	AUD	560	365,978	373,793	—	(7,815)
Expiring 07/19/24	CITI	AUD	530	346,594	353,769	—	(7,175)
Expiring 07/19/24	CITI	AUD	470	313,708	313,719	—	(11)
Expiring 07/19/24	CITI	AUD	460	307,627	307,044	583	—
Expiring 07/19/24	JPM	AUD	1,870	1,251,629	1,248,202	3,427	—
Brazilian Real,
Expiring 07/02/24	CITI	BRL	4,390	789,725	784,988	4,737	—
Expiring 07/02/24	CITI	BRL	2,820	507,295	504,252	3,043	—
Expiring 07/02/24	CITI	BRL	1,480	266,240	264,643	1,597	—
Expiring 07/02/24	CITI	BRL	1,450	260,843	259,278	1,565	—
Expiring 07/02/24	CITI	BRL	570	102,538	101,923	615	—
Expiring 07/02/24	CITI	BRL	450	82,774	80,466	2,308	—
Expiring 07/02/24	CITI	BRL	330	59,364	59,008	356	—
Expiring 07/02/24	CITI	BRL	120	21,587	21,458	129	—
Expiring 07/02/24	GSB	BRL	16,308	2,988,122	2,916,019	72,103	—
Expiring 07/02/24	GSB	BRL	5,790	1,041,573	1,035,326	6,247	—
Expiring 07/02/24	GSB	BRL	4,298	797,925	768,513	29,412	—
Expiring 07/02/24	MSCS	BRL	4,106	738,552	734,122	4,430	—

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 07/02/24	BNP	GBP	2,183	$2,777,715	$2,758,996	$18,719	$—
Expiring 07/19/24	CITI	GBP	4,390	5,507,470	5,550,242	—	(42,772)
Expiring 07/19/24	CITI	GBP	740	924,659	935,553	—	(10,894)
Expiring 07/19/24	CITI	GBP	370	463,422	467,777	—	(4,355)
Expiring 07/19/24	CITI	GBP	370	462,808	467,776	—	(4,968)
Expiring 07/19/24	GSB	GBP	570	724,365	720,629	3,736	—
Expiring 08/02/24	SSB	GBP	464	586,612	586,127	485	—
Expiring 08/02/24	TD	GBP	2,183	2,770,818	2,759,555	11,263	—
Canadian Dollar,
Expiring 07/19/24	BNP	CAD	2,630	1,930,321	1,923,399	6,922	—
Expiring 07/19/24	BNP	CAD	540	396,127	394,919	1,208	—
Expiring 07/19/24	GSB	CAD	1,850	1,359,750	1,352,961	6,789	—
Expiring 07/19/24	GSB	CAD	1,586	1,155,243	1,159,859	—	(4,616)
Expiring 07/19/24	MSCS	CAD	1,470	1,081,605	1,075,055	6,550	—
Expiring 07/19/24	MSCS	CAD	1,130	830,574	826,403	4,171	—
Expiring 07/19/24	MSCS	CAD	1,110	816,125	811,776	4,349	—
Expiring 07/19/24	MSCS	CAD	530	389,998	387,605	2,393	—
Expiring 07/19/24	MSCS	CAD	40	29,401	29,253	148	—
Chinese Renminbi,
Expiring 07/19/24	JPM	CNH	61,159	8,467,260	8,392,435	74,825	—
Euro,
Expiring 07/02/24	GSI	EUR	657	713,653	703,276	10,377	—
Expiring 07/02/24	JPM	EUR	34,205	37,143,790	36,639,049	504,741	—
Expiring 07/19/24	BOA	EUR	9,270	9,905,979	9,937,753	—	(31,774)
Expiring 07/19/24	BOA	EUR	890	963,141	954,112	9,029	—
Expiring 07/19/24	BOA	EUR	730	785,863	782,586	3,277	—
Expiring 07/19/24	BOA	EUR	720	773,931	771,866	2,065	—
Expiring 07/19/24	BOA	EUR	360	387,802	385,933	1,869	—
Expiring 07/19/24	BOA	EUR	360	387,278	385,933	1,345	—
Expiring 07/19/24	BOA	EUR	360	387,249	385,932	1,317	—
Expiring 08/02/24	SSB	EUR	34,862	37,489,146	37,399,218	89,928	—
Japanese Yen,
Expiring 07/19/24	CITI	JPY	32,790	211,520	204,474	7,046	—
Expiring 07/19/24	GSB	JPY	58,170	382,442	362,740	19,702	—
Expiring 07/19/24	MSCS	JPY	238,840	1,549,712	1,489,373	60,339	—
Expiring 07/19/24	MSCS	JPY	118,340	773,138	737,952	35,186	—
Expiring 07/19/24	MSCS	JPY	68,240	450,600	425,535	25,065	—
Expiring 07/19/24	MSCS	JPY	61,060	402,116	380,762	21,354	—
Mexican Peso,
Expiring 07/11/24	CITI	MXN	14,234	820,000	776,478	43,522	—
Expiring 07/19/24	JPM	MXN	82,740	4,978,789	4,507,702	471,087	—
Expiring 07/19/24	JPM	MXN	36,227	2,170,326	1,973,663	196,663	—
Expiring 07/19/24	MSCS	MXN	10,000	589,484	544,804	44,680	—
Norwegian Krone,
Expiring 07/19/24	BNP	NOK	3,770	353,947	353,293	654	—
Expiring 07/19/24	BNP	NOK	2,690	252,290	252,085	205	—
Expiring 07/19/24	BNP	NOK	2,510	235,896	235,216	680	—
Expiring 07/19/24	BNP	NOK	2,470	228,720	231,469	—	(2,749)
Expiring 07/19/24	BNP	NOK	2,010	188,317	188,361	—	(44)
Expiring 07/19/24	BNP	NOK	1,170	109,971	109,643	328	—
Expiring 07/19/24	GSB	NOK	14,000	1,295,850	1,311,966	—	(16,116)
Expiring 07/19/24	GSB	NOK	4,610	427,236	432,011	—	(4,775)
Expiring 07/19/24	GSB	NOK	3,670	339,832	343,923	—	(4,091)
Expiring 07/19/24	GSB	NOK	2,520	235,614	236,154	—	(540)
Expiring 07/19/24	GSB	NOK	1,890	176,349	177,115	—	(766)

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 07/19/24	BNP	CHF	690	$770,718	$769,983	$735	$—
Expiring 07/19/24	BNP	CHF	660	731,035	736,506	—	(5,471)
Expiring 07/19/24	BNP	CHF	660	731,156	736,505	—	(5,349)
Expiring 07/19/24	BOA	CHF	611	670,000	681,395	—	(11,395)
Expiring 07/19/24	BOA	CHF	610	670,000	680,692	—	(10,692)
Expiring 07/19/24	BOA	CHF	600	668,926	669,550	—	(624)
Expiring 07/19/24	GSB	CHF	1,440	1,608,351	1,606,920	1,431	—
Expiring 07/19/24	GSB	CHF	1,340	1,497,684	1,495,329	2,355	—
Expiring 07/19/24	GSB	CHF	720	795,922	803,460	—	(7,538)
Expiring 07/19/24	GSB	CHF	640	702,805	714,187	—	(11,382)
Expiring 07/19/24	GSB	CHF	400	446,032	446,367	—	(335)
Expiring 07/19/24	GSB	CHF	330	368,929	368,252	677	—

				$158,726,780	$157,120,134	1,828,723	(222,077)

						$2,317,225	$(2,457,322)

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Apache Corp.	12/20/26	1.000%(Q)	1,861	0.555%	$(26,502)	$19,949	$46,451
Apache Corp.	12/20/28	1.000%(Q)	188	1.013%	(3,426)	(39)	3,387

					$(29,928)	$19,910	$49,838

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,235	$(38,575)	$(32,299)	$(6,276)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	14,806	$(989,481)	$(946,990)	$42,491

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000	%(Q)	4,810	3.448%	$317,364	$307,639	$(9,725)
CDX.NA.IG.42.V1	06/20/29	1.000	%(Q)	1,440	0.538%	30,336	29,911	(425)

						$347,700	$337,550	$(10,150)

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Credit default swap agreements outstanding at June 30, 2024 (continued):

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	$36,002	$194,078	$158,076
MXN	251,640	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	87,853	(1,169,425)	(1,257,278)
	63,025	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(50,177)	(50,177)
	6,996	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(24,364)	(24,364)
	9,116	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(16,733)	(16,733)
	48,265	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(19,972)	(19,972)
	31,020	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	223,846	223,846
	24,725	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.330%	—	3,712	3,712
	1,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	304	2,914	2,610
	8,385	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.330%	2,990	24,730	21,740
	5,215	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.330%	(5,545)	(34,267)	(28,722)
	29,186	02/28/31	3.870%(A)	1 Day SOFR(1)(A)/ 5.330%	(86,964)	210,216	297,180
	37,990	04/30/31	4.200%(A)	1 Day SOFR(1)(A)/ 5.330%	(371,347)	(608,305)	(236,958)
	1,405	06/12/35	3.647%(A)	1 Day SOFR(1)(A)/ 5.330%	—	16,139	16,139
	1,265	06/12/35	3.655%(A)	1 Day SOFR(1)(A)/ 5.330%	—	13,731	13,731
	2,535	06/12/35	3.657%(A)	1 Day SOFR(1)(A)/ 5.330%	(164)	27,016	27,180
	2,530	06/12/35	3.672%(A)	1 Day SOFR(1)(A)/ 5.330%	—	24,064	24,064
	1,725	06/12/35	3.743%(A)	1 Day SOFR(1)(A)/ 5.330%	—	6,661	6,661
	3,420	06/12/35	3.873%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(21,929)	(21,929)
	1,140	06/12/35	3.878%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(7,760)	(7,760)
	786	02/15/48	3.050%(A)	1 Day SOFR(1)(A)/ 5.330%	32,020	101,208	69,188
	20,802	05/15/48	3.150%(A)	1 Day SOFR(1)(A)/ 5.330%	1,433,980	2,230,986	797,006
	5,855	03/15/53	2.880%(A)	1 Day SOFR(1)(A)/ 5.330%	65,348	907,740	842,392
	9,925	03/15/53	2.970%(A)	1 Day SOFR(1)(A)/ 5.330%	5,753	1,381,423	1,375,670
	1,105	06/21/53	3.250%(A)	1 Day SOFR(1)(A)/ 5.330%	(11,618)	92,293	103,911
	8,665	09/20/53	3.590%(A)	1 Day SOFR(1)(A)/ 5.330%	36,266	327,263	290,997

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,920	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.330%	$876,417	$813,107	$(63,310)

				$2,101,295	$4,648,195	$2,546,900

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
BRL 63,340	01/02/29	10.262%(T)	1 Day BROIS(2)(T)/ 0.039%	$(651,566)	$—	$(651,566)	JPM

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(Q)	1 Day SOFR(T)/ 5.330%	BNP	12/20/24	(13,660)	$118,174	$—	$118,174
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	09/20/24	(6,697)	137,117	—	137,117
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/05/24	13,785	(769,996)	—	(769,996)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/13/24	27,880	(1,059,127)	—	(1,059,127)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/21/24	41,895	(950,924)	—	(950,924)

					$(2,524,756)	$—	$(2,524,756)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(32,299)	$255,291	$(3,437,889)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$1,347,770

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$5,637,420	$ 4,753,984
JPS	—	5,601,870
Total	$5,637,420	$11,703,624

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$120,205,259	$—
Collateralized Debt Obligation	—	1,230,082	—
Collateralized Loan Obligations	—	200,983,217	—
Consumer Loans	—	24,534,179	—
Credit Cards	—	7,685,767	—
Equipment	—	6,283,200	—
Home Equity Loans	—	8,463,954	—
Other	—	74,740,297	—
Residential Mortgage-Backed Securities	—	6,322,851	2,425,734
Small Business Loan	—	759,785	—
Student Loans	—	14,710,212	—
Commercial Mortgage-Backed Securities	—	271,372,737	—
Corporate Bonds	—	1,205,792,942	—
Floating Rate and Other Loans	—	21,183,313	843,086
Municipal Bonds	—	19,537,155	—
Residential Mortgage-Backed Securities	—	235,738,139	—
Sovereign Bonds	—	73,850,531	—
U.S. Government Agency Obligations	—	1,172,122,548	—
U.S. Treasury Obligations	—	481,689,715	—
Unaffiliated Exchange-Traded Funds	120,971,399	—	—
Short-Term Investments
Affiliated Mutual Funds	160,800,168	—	—
Unaffiliated Fund	21,496,745	—	—
Options Purchased	595,200	310,862	—

Total	$303,863,512	$3,947,516,745	$3,268,820

Liabilities
Options Written	$(217,072)	$(114,362)	$—

Other Financial Instruments*
Assets
Futures Contracts	$4,032,705	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,317,225	—
Centrally Cleared Credit Default Swap Agreements	—	92,329	—
Centrally Cleared Interest Rate Swap Agreements	—	4,274,103	—
OTC Total Return Swap Agreements	—	255,291	—

Total	$4,032,705	$6,938,948	$—

Liabilities
Forward Commitment Contracts	$—	$(46,620,389)	$—
Futures Contracts	(2,605,637)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(2,457,322)	$—
Centrally Cleared Credit Default Swap Agreements	—	(10,150)	—
OTC Credit Default Swap Agreement	—	(38,575)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,727,203)	—
OTC Interest Rate Swap Agreement	—	(651,566)	—
OTC Total Return Swap Agreements	—	(2,780,047)	—

Total	$(2,605,637)	$(54,285,252)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

U.S. Government Agency Obligations	30.0%
U.S. Treasury Obligations	12.4
Banks	9.4
Commercial Mortgage-Backed Securities	7.0
Residential Mortgage-Backed Securities	6.2
Collateralized Loan Obligations	5.2
Affiliated Mutual Funds (3.2% represents investments purchased with collateral from securities on loan)	4.1
Electric	3.4
Unaffiliated Exchange-Traded Funds	3.1
Automobiles	3.1
Pipelines	2.0
Other	1.9
Sovereign Bonds	1.9
Oil & Gas	1.5
Media	1.1
Pharmaceuticals	1.1
Insurance	1.1
Diversified Financial Services	1.0
Telecommunications	0.9
Healthcare-Services	0.9
Real Estate Investment Trusts (REITs)	0.7
Agriculture	0.7
Consumer Loans	0.6
Auto Manufacturers	0.6
Aerospace & Defense	0.6
Unaffiliated Fund	0.6
Mining	0.5
Municipal Bonds	0.5
Gas	0.5
Semiconductors	0.5
Retail	0.4
Software	0.4
Student Loans	0.4
Chemicals	0.4
Foods	0.3
Biotechnology	0.3
Commercial Services	0.3
Entertainment	0.3
Lodging	0.3
Healthcare-Products	0.2

Home Equity Loans	0.2%
Trucking & Leasing	0.2
Credit Cards	0.2
Airlines	0.2
Equipment	0.2
Multi-National	0.2
Engineering & Construction	0.2
Beverages	0.1
Internet	0.1
Cosmetics/Personal Care	0.1
Environmental Control	0.1
Machinery-Diversified	0.1
Computers	0.1
Office/Business Equipment	0.1
Leisure Time	0.1
Hand/Machine Tools	0.1
Home Builders	0.1
Oil & Gas Services	0.1
Apparel	0.1
Packaging & Containers	0.1
Transportation	0.0	*
Building Materials	0.0	*
Forest Products & Paper	0.0	*
Auto Parts & Equipment	0.0	*
Collateralized Debt Obligation	0.0	*
Miscellaneous Manufacturing	0.0	*
Options Purchased	0.0	*
Iron/Steel	0.0	*
Small Business Loan	0.0	*
Electronics	0.0	*
Holding Companies-Diversified	0.0	*
Coal	0.0	*
Textiles	0.0	*

	109.1
Options Written	(0.0	)*
Liabilities in excess of other assets	(9.1)

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$92,329	*	Due from/to broker-variation margin swaps	$10,150	*
Credit contracts	—	—		Premiums received for OTC swap agreements	32,299
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	6,276
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	6,813	*
Foreign exchange contracts	Unaffiliated investments Unrealized appreciation on OTC forward foreign currency	310,862		Options written outstanding, at value	114,362
Foreign exchange contracts	exchange contracts	2,317,225		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,457,322
Interest rate contracts	Due from/to broker-variation margin futures	4,032,705	*	Due from/to broker-variation margin futures	2,598,824	*
Interest rate contracts	Due from/to broker-variation margin swaps	4,274,103	*	Due from/to broker-variation margin swaps	1,727,203	*
Interest rate contracts	Unaffiliated investments	595,200		Options written outstanding, at value	217,072
Interest rate contracts	Unrealized appreciation on OTC swap agreements	255,291		Unrealized depreciation on OTC swap agreements	3,431,613

		$11,877,715			$10,601,934

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$798,630
Foreign exchange contracts	(320,916)	121,632	10,735	(605,882)	—
Interest rate contracts	(625,406)	167,219	2,835,575	—	3,454,905

Total	$(946,322)	$288,851	$2,846,310	$(605,882)	$4,253,535

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(46,552)
Foreign exchange contracts	350,632	(30,778)	(686,970)	188,708	—
Interest rate contracts	(85,983)	206,492	(21,486,366)	—	(2,974,741)

Total	$264,649	$175,714	$(22,173,336)	$188,708	$(3,021,293)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 563,915
Options Written (2)	5,997,871
Futures Contracts - Long Positions (2)	1,201,859,508
Futures Contracts - Short Positions (2)	644,939,948
Forward Foreign Currency Exchange Contracts - Purchased (3)	88,779,585
Forward Foreign Currency Exchange Contracts - Sold (3)	134,127,101
Cross Currency Exchange Contracts (4)	3,016,064
Interest Rate Swap Agreements (2)	340,134,792
Credit Default Swap Agreements - Buy Protection (2)	16,756,506
Credit Default Swap Agreements - Sell Protection (2)	83,922,300
Total Return Swap Agreements (2)	103,866,888

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$123,151,948	$(123,151,948)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$—	$(38,575)	$(38,575)	$—	$(38,575)
BNP(3)	107,855	(708,434)	(600,579)	—	(600,579)
BNP(4)	136,893	—	136,893	—	136,893
BOA(3)	47,792	(153,527)	(105,735)	—	(105,735)
CITI(3)	386,193	(311,579)	74,614	—	74,614
GSB(3)	164,137	(260,089)	(95,952)	—	(95,952)
GSI(3)	310,862	(4,284)	306,578	(290,054)	16,524

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
GSI(4)	10,377	—	10,377	—	10,377
JPM(3)	$746,002	$(727,175)	$18,827	$—	$18,827
JPM(4)	641,858	(2,780,047)	(2,138,189)	1,226,276	(911,913)
MSCS(3)	229,733	(955,165)	(725,432)	725,432	—
SSB(4)	90,413	(91,633)	(1,220)	—	(1,220)
TD(4)	11,263	(11,364)	(101)	—	(101)

	$2,883,378	$(6,041,872)	$(3,158,494)	$1,661,654	$(1,496,840)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	Western Asset Management
(4)	PGIM Fixed Income

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $123,151,948:
Unaffiliated investments (cost $4,360,200,803)	$4,093,848,909
Affiliated investments (cost $160,804,509)	160,800,168
Foreign currency, at value (cost $8,132,116)	8,088,624
Cash segregated for counterparty — OTC	1,210,000
Cash	129,374
Receivable for investments sold	114,775,546
Dividends and interest receivable	28,631,762
Deposit with broker for centrally cleared/exchange-traded derivatives	5,637,420
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,317,225
Due from broker-variation margin swaps	719,375
Unrealized appreciation on OTC swap agreements	255,291
Due from broker-variation margin futures	151,465
Tax reclaim receivable	8,899
Receivable for Portfolio shares sold	4,785
Prepaid expenses and other assets	6,046

Total Assets	4,416,584,889

LIABILITIES
Payable for investments purchased	332,419,107
Payable to broker for collateral for securities on loan	125,696,496
Forward commitment contracts, at value (proceeds receivable $46,692,510)	46,620,389
Unrealized depreciation on OTC swap agreements	3,437,889
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,457,322
Payable for Portfolio shares purchased	2,300,079
Accrued expenses and other liabilities	971,712
Due to broker-variation margin futures	812,821
Management fee payable.	576,750
Options written outstanding, at value (premiums received $512,403)	331,434
Distribution fee payable	160,864
Premiums received for OTC swap agreements	32,299
Payable to affiliate	8,899
Affiliated transfer agent fee payable	707

Total Liabilities	515,826,768

NET ASSETS	$3,900,758,121

Net assets were comprised of:
Partners’ Equity	$3,900,758,121

Net asset value and redemption price per share, $3,900,758,121 / 296,411,178 outstanding shares of beneficial interest	$ 13.16

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $10,793 foreign withholding tax)	$ 85,849,852
Unaffiliated dividend income	3,334,651
Affiliated dividend income.	1,107,237
Income from securities lending, net (including affiliated income of $103,079)	103,080

Total income	90,394,820

EXPENSES
Management fee	8,806,219
Distribution fee	4,840,413
Custodian and accounting fees	181,817
Audit fee	54,540
Trustees’ fees	35,207
Professional fees	22,670
Shareholders’ reports	9,473
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	84,198

Total expenses	14,039,032
Less: Fee waiver and/or expense reimbursement	(873,109)

Net expenses	13,165,923

NET INVESTMENT INCOME (LOSS)	77,228,897

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(34,046)) (net of foreign capital gains taxes $(1,803))	(23,898,004)
Futures transactions	2,846,310
Forward and cross currency contract transactions	(605,882)
Options written transactions	288,851
Swap agreements transactions	4,253,535
Foreign currency transactions	(870,669)

(17,985,859)

Net change in unrealized appreciation (depreciation)on:
Investments (including affiliated of $(69))	(55,963,007)
Futures	(22,173,336)
Forward and cross currency contracts	188,708
Options written	175,714
Swap agreements	(3,021,293)
Foreign currencies	(367,595)

(81,160,809)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(99,146,668)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,917,771)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$77,228,897	$144,126,877
Net realized gain (loss) on investment and foreign currency transactions	(17,985,859)	(151,619,562)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(81,160,809)	227,695,544

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,917,771)	220,202,859

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [13,022,023 and 55,348,750 shares, respectively]	170,460,527	706,587,159
Portfolio shares purchased [17,563,600 and 66,353,504 shares, respectively]	(228,095,048)	(828,218,430)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(57,634,521)	(121,631,271)

TOTAL INCREASE (DECREASE)	(79,552,292)	98,571,588
NET ASSETS:
Beginning of period	3,980,310,413	3,881,738,825

End of period	$3,900,758,121	$3,980,310,413

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.23		$12.44	$14.86	$15.20	$14.06	$12.52

Income (Loss) From Investment Operations:
Net investment income (loss)	0.26		0.47	0.34	0.25	0.35	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.33)		0.32	(2.76)	(0.59)	0.79	1.11

Total from investment operations	(0.07)		0.79	(2.42)	(0.34)	1.14	1.54

Capital Contributions	—		—	—	—	—	—	(b)(c)(d)

Net Asset Value, end of period	$13.16		$13.23	$12.44	$14.86	$15.20	$14.06

Total Return(e)	(0.53)%		6.35%	(16.29)%	(2.24)%	8.11%	12.30	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,901		$3,980	$3,882	$2,303	$4,312	$3,747
Average net assets (in millions)	$3,894		$3,860	$4,299	$3,366	$3,729	$3,960
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.68	%(h)	0.68%	0.69%	0.77%	0.77%	0.75%
Expenses before waivers and/or expense reimbursement .	0.73	%(h)	0.72%	0.73%	0.77%	0.77%	0.77%
Net investment income (loss)	3.99	%(h)	3.73%	2.57%	1.68%	2.40%	3.25%
Portfolio turnover rate(i)(j)	127%		315%	408%	106%	234%	235%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 56.1%
Banco Bilbao Vizcaya Argentaria
5.32%, dated 06/28/24, due 07/01/24 in the amount of $30,013,300 collateralized by U.S. Treasury Securities (coupon rates 0.125%-5.375%, maturity dates 10/15/24-11/15/52) with the aggregate value, including accrued interest, of $32,856,260		30,000	$30,000,000
Bank of America Securities, Inc.
5.33%, dated 06/28/24, due 07/01/24 in the amount of $30,013,325 collateralized by FHLMC (coupon rates 3.000%-4.000%, maturity dates 12/01/42-05/01/49), FNMA (coupon rates 2.500%-4.500%, maturity dates 05/01/51-11/01/52) and GNMA (coupon rates 2.500%-4.000%, maturity dates 01/20/46-05/20/52) with the aggregate value, including accrued interest, of $30,600,001		30,000	30,000,000
Bank of Nova Scotia
5.33%, dated 06/28/24, due 07/01/24 in the amount of $30,013,325 collateralized by FNMA (coupon rates 2.500%-6.500%, maturity dates 08/01/25-10/01/53) and U.S. Treasury Securities (coupon rate 0.000%, maturity date 06/12/25) with the aggregate value, including accrued interest, of $30,613,663		30,000	30,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
Canadian Imperial Bank of Commerce
5.32%, dated 06/03/24, due 07/03/24 in the amount of $6,026,600 collateralized by U.S. Treasury Securities (coupon rates 0.750%-4.125%, maturity dates 01/31/28-08/15/53) with the aggregate value, including accrued interest, of $6,145,334		6,000	$6,000,000
5.32%, dated 06/07/24, due 07/08/24 in the amount of $20,091,622 collateralized by U.S. Treasury Securities (coupon rates 1.000%-4.125%, maturity dates 08/31/27-08/15/53) with the aggregate value, including accrued interest, of $20,472,390		20,000	20,000,000
5.33%, dated 06/20/24, due 07/22/24 in the amount of $25,118,444 collateralized by FNMA (coupon rates 2.000%-7.000%, maturity dates 12/01/34-06/01/54) and U.S. Treasury Securities (coupon rate 4.125%, maturity date 03/31/31) with the aggregate value, including accrued interest, of $25,541,572		25,000	25,000,000
5.32%, dated 06/21/24, due 08/01/24 in the amount of $10,060,589 collateralized by U.S. Treasury Securities (coupon rates 0.875%-4.250%, maturity dates 12/31/25-08/15/53) with the aggregate value, including accrued interest, of $10,215,137		10,000	10,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
ING Financial Markets LLC
5.35%, dated 06/13/24, due 08/01/24 in the amount of $11,080,101 collateralized by FHLMC (coupon rate 3.000%, maturity date 02/01/52) and FNMA (coupon rates 1.500%-5.500%, maturity dates 10/01/36-04/01/54) with the aggregate value, including accrued interest, of $11,220,001		11,000	$11,000,000
5.35%, dated 06/14/24, due 08/02/24 in the amount of $10,072,819 collateralized by FHLMC (coupon rates 4.500%-5.500%, maturity dates 09/01/52-08/01/53), FNMA (coupon rates 1.500%-6.500%, maturity dates 07/01/33-07/01/56) and GNMA (coupon rate 5.000%, maturity date 08/20/52) with the aggregate value, including accrued interest, of $10,200,000		10,000	10,000,000
5.35%, dated 06/27/24, due 07/03/24 in the amount of $4,003,567 collateralized by FHLMC (coupon rate 5.500%, maturity date 08/01/53) and FNMA (coupon rates 1.500%-6.000%, maturity dates 10/01/32-06/01/54) with the aggregate value, including accrued interest, of $4,080,001		4,000	4,000,000
5.34%, dated 06/28/24, due 07/01/24 in the amount of $30,013,350 collateralized by FNMA (coupon rates 1.500%-6.000%, maturity dates 10/01/42-06/01/54) with the aggregate value, including accrued interest, of $30,600,000		30,000	30,000,000
Natixis
5.33%, dated 06/13/24, due 08/01/24 in the amount of $13,094,311 collateralized by FNMA (coupon rates 3.000%-6.500%, maturity dates 05/01/44-06/01/54) with the aggregate value, including accrued interest, of $13,260,000		13,000	13,000,000
5.33%, dated 06/28/24, due 07/01/24 in the amount of $30,013,325 collateralized by FHLMC (coupon rate 6.000%, maturity dates 02/01/54-05/01/54) and FNMA (coupon rates 3.500%-6.500%, maturity dates 07/01/47-06/01/54) with the aggregate value, including accrued interest, of $30,600,000		30,000	30,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
NatWest Markets Securities, Inc.
5.4%, dated 06/25/24, due 07/02/24 in the amount of $40,042,000 collateralized by FFCSB (coupon rates 4.500%-4.875%, maturity dates 08/28/26-05/20/27) with the aggregate value, including accrued interest, of $40,843,305		40,000	$40,000,000
5.35%, dated 06/27/24, due 07/03/24 in the amount of $6,005,350 collateralized by FFCSB (coupon rate 4.875%, maturity date 08/28/26) and U.S. Treasury Securities (coupon rate 2.000%, maturity date 02/15/50) with the aggregate value, including accrued interest, of $6,125,458		6,000	6,000,000
RBC Dominion Securities, Inc.
5.33%, dated 06/28/24, due 07/01/24 in the amount of $18,839,364 collateralized by FNMA (coupon rates 2.000%-6.500%, maturity dates 10/01/39-10/01/53) with the aggregate value, including accrued interest, of $19,207,620		18,831	18,831,000
State Street Bank & Trust Company
5.31%, dated 06/28/24, due 07/01/24 in the amount of $75,033,188 collateralized by U.S. Treasury Securities (coupon rate 3.875%, maturity date 01/15/26) with the aggregate value, including accrued interest, of $77,840,597		75,000	75,000,000
TD Securities (USA) LLC
5.33%, dated 06/28/24, due 07/01/24 in the amount of $35,015,546 collateralized by U.S. Treasury Securities (coupon rates 4.250%-5.000%, maturity dates 10/31/24-02/28/29) with the aggregate value, including accrued interest, of $35,700,058		35,000	35,000,000
Wells Fargo Securities LLC
5.35%, dated 06/27/24, due 07/03/24 in the amount of $10,008,917 collateralized by FNMA (coupon rate 6.000%, maturity date 03/01/54) with the aggregate value, including accrued interest, of $10,209,095		10,000	10,000,000
5.33%, dated 06/28/24, due 07/01/24 in the amount of $35,015,546 collateralized by FHLMC (coupon rates 1.500%-6.000%, maturity dates 11/01/36-06/01/54) with the aggregate value, including accrued interest, of $35,715,858		35,000	35,000,000

TOTAL REPURCHASE AGREEMENTS (cost $468,831,000)			468,831,000

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.9%
Federal Farm Credit Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)
5.360%(c)	11/06/24	8,000	$8,000,000
Federal Farm Credit Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)
5.370%(c)	11/27/24	4,000	4,000,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
5.380%(c)	04/09/25	6,000	6,000,000
5.380%(c)	07/02/25	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)
5.385%(c)	09/20/24	7,000	7,000,000
5.385%(c)	02/12/25	6,000	6,000,000
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
5.390%(c)	01/22/25	6,000	6,000,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)
5.425%(c)	07/01/24	3,000	3,000,000
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
5.440%(c)	08/08/24	2,000	2,000,161
Federal Farm Credit Bank, SOFR + 0.110% (Cap N/A, Floor 0.000%)
5.450%(c)	11/15/24	4,000	4,000,000
5.450%(c)	01/17/25	5,000	5,002,007
Federal Farm Credit Bank, SOFR + 0.180% (Cap N/A, Floor 0.000%)
5.520%(c)	10/16/24	3,000	3,001,331
Federal Home Loan Bank
5.312%(n)	09/11/24	10,000	9,895,100
5.319%(n)	09/25/24	10,000	9,874,583
5.321%(n)	09/27/24	2,000	1,974,333
5.327%(n)	09/18/24	4,000	3,954,005
5.329%(n)	08/28/24	10,000	9,915,288
5.334%(n)	09/20/24	4,000	3,952,795
Federal Home Loan Bank, SOFR + 0.000% (Cap N/A, Floor 0.000%)
5.340%(c)	07/02/24	8,000	8,000,000
5.340%(c)	09/26/24	11,000	11,000,000
Federal Home Loan Bank, SOFR + 0.005% (Cap N/A, Floor 0.000%)
5.345%(c)	08/13/24	11,000	11,000,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)
5.350%(c)	08/15/24	9,000	9,000,000
5.350%(c)	09/12/24	8,000	8,000,000
5.350%(c)	11/04/24	6,000	6,000,000
5.350%(c)	11/25/24	7,500	7,500,000
Federal Home Loan Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)
5.355%(c)	09/10/24	9,000	9,000,000
5.355%(c)	11/29/24	7,000	7,000,000
Federal Home Loan Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)
5.365%(c)	10/11/24	8,000	8,000,000
5.365%(c)	11/14/24	9,000	9,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)
5.445%(c)	11/08/24	7,000	$7,000,000
Federal Home Loan Bank, SOFR + 0.115% (Cap N/A, Floor 0.000%)
5.455%(c)	06/20/25	10,000	10,000,000
5.455%(c)	07/10/25	8,000	8,000,000
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)
5.460%(c)	11/18/24	6,000	6,000,000
Federal Home Loan Bank, SOFR + 0.125% (Cap N/A, Floor 0.000%)
5.465%(c)	01/24/25	10,000	10,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $233,069,603)			233,069,603

U.S. TREASURY OBLIGATIONS(n) — 16.8%
U.S. Treasury Bills
5.173%	08/08/24	6,000	5,968,075
5.240%	08/15/24	17,000	16,891,016
5.262%	08/29/24	12,000	11,899,199
5.282%	08/22/24	18,000	17,865,649
5.291%	08/06/24	12,000	11,937,600
5.318%	09/19/24	8,000	7,906,711
5.321%	08/01/24	2,000	1,990,957
5.322%	08/13/24	11,000	10,931,284
5.327%	08/20/24	15,000	14,890,938
5.327%	09/17/24	5,000	4,943,286
5.327%	09/24/24	7,000	6,913,477
5.330%	10/01/24	9,000	8,879,538
5.332%	09/10/24	4,000	3,958,662
5.335%	08/27/24	16,000	15,867,184

TOTAL U.S. TREASURY OBLIGATIONS (cost $140,843,576)			140,843,576

TOTAL INVESTMENTS—100.8% (cost $842,744,179)			842,744,179
Liabilities in excess of other assets — (0.8)%			(6,649,040)

NET ASSETS — 100.0%			$836,095,139

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$468,831,000	$—
U.S. Government Agency Obligations	—	233,069,603	—
U.S. Treasury Obligations	—	140,843,576	—

Total	$—	$842,744,179	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Repurchase Agreements	56.1%
U.S. Government Agency Obligations	27.9
U.S. Treasury Obligations	16.8

100.8
Liabilities in excess of other assets	(0.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Banco Bilbao Vizcaya Argentaria	$30,000,000	$(30,000,000)	$—
Repurchase Agreement	Bank of America Securities, Inc.	30,000,000	(30,000,000)	—
Repurchase Agreement	Bank of Nova Scotia	30,000,000	(30,000,000)	—
Repurchase Agreements	Canadian Imperial Bank of Commerce	61,000,000	(61,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	55,000,000	(55,000,000)	—
Repurchase Agreements	Natixis	43,000,000	(43,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	46,000,000	(46,000,000)	—
Repurchase Agreement	RBC Dominion Securities, Inc.	18,831,000	(18,831,000)	—
Repurchase Agreement	State Street Bank & Trust Company	75,000,000	(75,000,000)	—
Repurchase Agreement	TD Securities (USA) LLC	35,000,000	(35,000,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	45,000,000	(45,000,000)	—

		$468,831,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Repurchase Agreements (cost $468,831,000)	$468,831,000
Investments, at value:	373,913,179
Cash	574
Interest receivable	1,798,216
Receivable for Portfolio shares sold	58
Prepaid expenses	1,060

Total Assets	844,544,087

LIABILITIES
Payable for investments purchased	5,000,000
Payable for Portfolio shares purchased	3,320,685
Management fee payable	64,508
Distribution fee payable	34,321
Accrued expenses and other liabilities	28,564
Affiliated transfer agent fee payable	707
Trustees’ fees payable	163

Total Liabilities	8,448,948

NET ASSETS	$836,095,139

Net assets were comprised of:
Partners’ Equity.	$836,095,139

Net asset value and redemption price per share, $836,095,139 / 835,418,814 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
Interest income	$22,892,051

EXPENSES
Management fee	1,269,322
Distribution fee	1,057,768
Custodian and accounting fees	45,303
Audit fee	16,358
Professional fees	15,783
Trustees’ fees	11,122
Shareholders’ reports	5,083
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	13,484

Total expenses	2,438,718

NET INVESTMENT INCOME (LOSS)	20,453,333

REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	3,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,456,851

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$20,453,333	$41,235,100
Net realized gain (loss) on investment transactions	3,518	18,211

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,456,851	41,253,311

DISTRIBUTIONS	(20,456,851)	(41,254,544)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [186,302,966 and 333,647,711 shares, respectively]	186,302,966	333,647,711
Portfolio shares issued in reinvestment of distributions [20,456,851 and 41,254,544 shares, respectively]	20,456,851	41,254,544
Portfolio shares purchased [242,949,406 and 471,893,750 shares, respectively]	(242,949,406)	(471,893,750)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(36,189,589)	(96,991,495)

TOTAL INCREASE (DECREASE)	(36,189,589)	(96,992,728)
NET ASSETS:
Beginning of period	872,284,728	969,277,456

End of period	$836,095,139	$872,284,728

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021		2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.02		0.05	0.01	—	(b)	— (b)	0.02
Less Dividends and Distributions	(0.02)		(0.05)	(0.01)	—	(b)	— (b)	(0.02)
Capital Contributions	—		—	—	—		—	—	(b)(c)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Total Return(d)	2.43%		4.62%	1.22%	—	%(b)	0.22%	1.69	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$836		$872	$969	$844		$946	$721
Average net assets (in millions)	$851		$914	$941	$893		$903	$727
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.58	%(f)	0.57%	0.44%	0.06%		0.27%	0.58%
Expenses before waivers and/or expense reimbursement	0.58	%(f)	0.57%	0.57%	0.57%		0.57%	0.58%
Net investment income (loss)	4.83	%(f)	4.51%	1.26%	—	%(b)	0.18%	1.66%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

LONG-TERM INVESTMENTS — 98.2%
ASSET-BACKED SECURITIES — 1.5%
Collateralized Loan Obligations
Ares CLO Ltd. (Cayman Islands),
Series 2018-28RA, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
6.467%(c)	10/17/30	1,750	$1,751,131
Golub Capital Partners Static Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
6.557%(c)	04/20/33	1,250	1,250,985
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)
6.555%(c)	10/20/31	1,173	1,175,255
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.627%(c)	02/20/30	825	825,913
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.599%(c)	04/17/30	679	679,828

TOTAL ASSET-BACKED SECURITIES (cost $5,669,666)			5,683,112

CONVERTIBLE BONDS — 0.1%
Retail
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	364	125,249
4.000%	11/15/29	497	142,193

TOTAL CONVERTIBLE BONDS (cost $680,960)			267,442

CORPORATE BONDS — 84.2%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.750%	04/15/28(a)	335	293,546
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	1,035	988,660
9.000%	09/15/28	50	52,191
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	445	253,797
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Sr. Sec’d. Notes, 144A
7.375%	02/15/31(a)	400	417,500
Sr. Unsec’d. Notes, 144A
4.250%	01/15/29	570	519,311
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29(a)	395	365,007
Summer BC Bidco B LLC,
Sr. Sec’d. Notes, 144A
5.500%	10/31/26	400	390,512

			3,280,524

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense — 1.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.930%	05/01/60	450	$402,601
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	550	542,608
7.000%	06/01/32	150	152,085
7.125%	06/15/26	94	95,053
7.250%	07/01/31	160	163,750
7.500%	02/01/29(a)	500	517,438
8.750%	11/15/30(a)	1,729	1,867,320
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	11/30/29	175	188,441
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	125	116,798
5.500%	11/15/27	630	618,728
Sr. Sec’d. Notes, 144A
6.375%	03/01/29	360	362,230
6.625%	03/01/32	1,305	1,320,093

			6,347,145

Agriculture — 0.3%
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30(a)	450	442,320
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	600	562,236

			1,004,556

Airlines — 1.0%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28(a)	100	100,000
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26(a)	17	16,521
5.750%	04/20/29(a)	1,498	1,459,666
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	408	408,901
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	225	217,460
4.625%	04/15/29	472	439,811
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	275	217,594
7.875%	05/01/27	575	507,437
9.500%	06/01/28	545	480,963

			3,848,353

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Apparel — 0.2%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	150	$135,798
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	825	689,485

			825,283

Auto Manufacturers — 0.7%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29(a)	555	549,223
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	200	161,924
9.625%	04/22/30	600	697,854
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	200	195,742
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/15/31	190	197,016
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	575	586,499
Wabash National Corp.,
Gtd. Notes, 144A
4.500%	10/15/28	245	220,675

			2,608,933

Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	625	607,031
8.250%	04/15/31(a)	360	375,300
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	100	102,155
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	121	120,714
6.500%	04/01/27(a)	470	469,007
6.875%	07/01/28	225	224,533
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27	290	291,262
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	842	838,043
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)	200	174,487
4.500%	02/15/32	150	128,488
5.375%	11/15/27(a)	420	411,010
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A
7.750%	05/31/32	325	330,044

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.250%	07/15/31(a)	1,015	$922,482
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	85	86,290
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	775	704,915
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	325	312,494

			6,098,255

Banks — 0.4%
Citigroup, Inc.,
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	429	406,645
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	275	265,561
7.625%	05/01/26	250	248,286
12.000%	10/01/28	25	26,837
12.250%	10/01/30	200	215,412
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	400	339,950

			1,502,691

Building Materials — 2.5%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	460	435,391
6.375%	03/01/34	165	163,326
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	200	196,174
Cemex SAB de CV (Mexico),
Gtd. Notes, 144A
5.450%	11/19/29	200	196,125
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	575	472,814
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	335	335,826
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	12/15/30	745	751,399
6.750%	07/15/31	100	101,259
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	771	744,304
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	83	81,535
4.875%	12/15/27(a)	580	547,741

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Knife River Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	05/01/31(a)	435	$454,679
Masterbrand, Inc.,
Gtd. Notes, 144A
7.000%	07/15/32	85	85,950
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32(a)	565	568,393
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30(a)	615	568,745
Owens Corning,
Sr. Unsec’d. Notes, 144A
3.500%	02/15/30	125	113,881
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	321	313,590
8.875%	11/15/31(a)	660	700,173
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	305	256,777
4.375%	07/15/30(a)	1,305	1,178,955
5.000%	02/15/27	350	340,109
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	233	225,822
7.250%	01/15/31	365	377,977

			9,210,945

Chemicals — 1.9%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	400	408,900
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	150	82,132
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29	125	63,204
Avient Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	08/01/30	285	290,049
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29(a)	339	304,037
Chemours Co. (The),
Gtd. Notes, 144A
4.625%	11/15/29	260	223,834
5.750%	11/15/28	460	424,991
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%
15.000%	12/06/28^	291	291,224
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28	480	441,466

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
INEOS Finance PLC (Luxembourg),
Sr. Sec’d. Notes, 144A
6.750%	05/15/28	200	$199,400
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.625%	03/15/29(a)	540	572,400
NOVA Chemicals Corp. (Canada),
Sr. Sec’d. Notes, 144A
8.500%	11/15/28	550	581,625
Sr. Unsec’d. Notes, 144A
9.000%	02/15/30	475	500,674
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/31	200	198,897
9.750%	11/15/28	625	662,088
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	5	4,886
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29(a)	290	261,725
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	200	172,750
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	575	581,201
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.125%	04/01/29	455	177,450
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29(a)	148	133,776
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27	325	313,745
7.375%	03/01/31	50	50,633

			6,941,087

Coal — 0.2%
Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
13.125%	05/01/28	286	289,575
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	259	267,417

			556,992

Commercial Services — 4.2%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	860	790,775
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	123	118,221

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	275	$275,987
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	22	21,939
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	1,075	941,302
9.750%	07/15/27	875	869,829
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	630	570,150
4.625%	06/01/28	200	182,218
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29	175	163,153
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	600	540,225
4.625%	10/01/27(a)	20	19,052
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29	505	459,471
4.750%	10/15/29	175	163,290
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)	175	161,185
5.375%	03/01/29	730	668,508
5.750%	07/15/27(a)	532	514,692
8.000%	02/15/31(a)	205	202,716
Block, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/31	635	548,282
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	590	615,302
Brink’s Co. (The),
Gtd. Notes, 144A
6.500%	06/15/29	50	50,541
Carriage Services, Inc.,
Gtd. Notes, 144A
4.250%	05/15/29	75	66,972
Garda World Security Corp. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	02/15/27	350	333,812
7.750%	02/15/28	300	305,250
GEO Group, Inc. (The),
Sr. Sec’d. Notes, 144A
8.625%	04/15/29	500	512,371
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	449	442,529
6.625%	06/15/29	145	147,054
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	890	646,071

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
5.000%	12/01/29	110	$67,420
Sr. Unsec’d. Notes, 144A
5.500%	10/15/24	484	16,940
6.000%	01/15/28	379	34,110
7.125%	08/01/26	255	22,950
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	925	862,296
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	375	347,758
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28	290	285,356
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	200	174,335
4.000%	05/15/31	100	89,164
5.125%	06/01/29(a)	635	618,022
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	1,075	934,866
4.875%	01/15/28	275	266,326
5.250%	01/15/30(a)	535	517,889
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	225	193,706
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30	100	104,989
Wand NewCo 3, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	01/30/32(a)	185	191,093
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	80	80,614
7.375%	10/01/31	360	370,186

			15,508,917

Computers — 1.2%
Ahead DB Holdings LLC,
Gtd. Notes, 144A
6.625%	05/01/28(a)	320	302,888
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	130	133,336
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	615	567,847
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	862	932,221
NCR Voyix Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	670	632,999
5.125%	04/15/29	650	611,913
5.250%	10/01/30	200	182,978

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
Seagate HDD Cayman,
Gtd. Notes
3.125%	07/15/29	650	$552,500
9.625%	12/01/32	165	187,687
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25(a)	250	249,685

			4,354,054

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28	479	467,912

Distribution/Wholesale — 0.5%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,000	902,031
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	370	385,266
Sr. Sec’d. Notes, 144A
6.750%	03/15/28(a)	75	76,406
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	65	66,789
Wesco Aircraft Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	11/15/26(a)(d)	451	119,748
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	250	261,170

			1,811,410

Diversified Financial Services — 3.2%
Ally Financial, Inc.,
Sub. Notes
5.750%	11/20/25	265	263,506
6.700%	02/14/33(a)	250	248,325
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
9.750%	03/15/29	425	446,627
Coinbase Global, Inc.,
Gtd. Notes, 144A
3.375%	10/01/28	175	150,007
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/30	200	203,368
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
9.125%	05/15/31	160	155,848
9.250%	02/01/29	110	110,025
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A
6.875%	04/15/29	60	61,050
8.000%	02/15/27	175	180,964
Sr. Unsec’d. Notes, 144A
8.000%	06/15/28(a)	150	157,687

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	526	$507,752
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26	125	120,625
9.250%	12/01/28	15	15,919
Sr. Unsec’d. Notes, 144A
7.625%	07/01/29	100	101,500
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	09/01/28	335	316,000
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	250	230,870
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	200	149,929
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	185	171,016
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	70	70,962
6.500%	03/26/31	135	138,375
8.125%	03/30/29(a)	300	316,875
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	1,335	1,225,806
5.500%	08/15/28	195	187,504
5.750%	11/15/31	150	140,951
6.000%	01/15/27	682	674,786
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29(a)	525	479,032
6.750%	06/25/25	125	124,952
9.375%	07/25/30	100	105,121
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	250	224,072
4.000%	09/15/30(a)	400	343,240
6.625%	01/15/28	510	511,965
7.125%	03/15/26	1,614	1,638,544
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	325	295,497
5.375%	10/15/25	225	223,073
5.750%	09/15/31(a)	125	117,169
7.125%	11/15/30	120	119,668
7.875%	12/15/29	90	92,776
PRA Group, Inc.,
Gtd. Notes, 144A
8.875%	01/31/30	140	140,033
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29	671	609,678

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
3.875%	03/01/31	605	$527,236

			11,898,333

Electric — 3.5%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)	201	177,777
4.500%	02/15/28	200	190,214
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	1,350	1,259,523
5.125%	03/15/28	2,341	2,251,570
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000%
13.000%	06/01/24^(d)	647	182,538
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	525	520,990
Gtd. Notes, 144A
3.375%	02/15/29	75	66,718
3.625%	02/15/31(a)	1,175	1,008,096
3.875%	02/15/32	250	214,961
5.250%	06/15/29	915	879,070
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	350	382,426
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	576	554,672
5.250%	07/01/30	175	167,320
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28	395	378,635
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	900	907,076
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	100	103,389
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)	995	926,934
5.000%	07/31/27	725	701,472
5.500%	09/01/26	200	197,312
5.625%	02/15/27	1,032	1,014,706
6.875%	04/15/32	160	162,431
7.750%	10/15/31	735	765,579

			13,013,409

Electrical Components & Equipment — 0.7%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	510	461,020
4.750%	06/15/28	542	507,580
EnerSys,
Gtd. Notes, 144A
4.375%	12/15/27	435	412,239
6.625%	01/15/32	35	35,665

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electrical Components & Equipment (cont’d.)
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	484	$485,936
6.625%	03/15/32	310	313,487
7.250%	06/15/28(a)	513	522,760

			2,738,687

Electronics — 0.6%
Coherent Corp.,
Gtd. Notes, 144A
5.000%	12/15/29(a)	585	553,887
EquipmentShare.com, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/28	465	480,321
Imola Merger Corp.,
Sr. Sec’d. Notes, 144A
4.750%	05/15/29	416	389,160
Likewize Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	530	534,185
Sensata Technologies, Inc.,
Gtd. Notes, 144A
4.375%	02/15/30	420	386,204

			2,343,757

Engineering & Construction — 0.6%
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	08/01/30	75	81,060
Dycom Industries, Inc.,
Gtd. Notes, 144A
4.500%	04/15/29	415	388,623
Global Infrastructure Solutions, Inc.,
Gtd. Notes, 144A
5.625%	06/01/29	600	564,795
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	300	286,077
Sr. Unsec’d. Notes, 144A
6.625%	08/15/29	280	275,271
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32	225	198,152
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	495	458,496

			2,252,474

Entertainment — 3.0%
Boyne USA, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/29	465	434,579
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	1,610	1,475,604
8.125%	07/01/27(a)	350	357,151

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)	740	$743,610
7.000%	02/15/30	785	802,137
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	225	223,075
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)	300	287,328
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
6.500%	10/01/28	225	225,459
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	200	194,333
Cinemark USA, Inc.,
Gtd. Notes, 144A
5.250%	07/15/28(a)	330	315,271
5.875%	03/15/26	200	197,867
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29(a)	275	265,581
6.250%	01/15/27	200	199,910
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	450	418,660
6.750%	02/15/29	150	140,011
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.625%	03/15/26	398	393,457
Sr. Sec’d. Notes, 144A
6.500%	05/15/27	1,000	1,007,900
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	375	349,426
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29(a)	250	214,271
5.625%	01/15/27(a)	650	627,278
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31	275	187,333
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)	325	316,814
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	1,418	1,349,875
7.125%	02/15/31(a)	565	585,826

			11,312,756

Environmental Control — 0.8%
GFL Environmental, Inc.,
Gtd. Notes, 144A
4.000%	08/01/28	1,194	1,107,435
4.375%	08/15/29(a)	437	401,809

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Environmental Control (cont’d.)
4.750%	06/15/29		25	$23,531
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		340	346,375
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28		205	191,229
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29(a)		235	218,807
Reworld Holding Corp.,
Gtd. Notes
5.000%	09/01/30		300	270,718
Gtd. Notes, 144A
4.875%	12/01/29		305	278,630
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A
6.625%	04/01/32		60	59,720

				2,898,254

Foods — 1.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		850	764,028
4.625%	01/15/27		1,225	1,184,031
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25		43	42,604
5.250%	09/15/27		1,025	950,779
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		235	238,536
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	300	378,561
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		50	45,330
4.375%	01/31/32		75	66,846
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26		65	66,354
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27		561	548,693
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32		250	211,527
4.250%	04/15/31		525	477,655
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		764	702,002
5.500%	12/15/29		746	719,173
5.625%	01/15/28		15	14,772
Sr. Sec’d. Notes, 144A
6.250%	02/15/32(a)		375	375,955
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		175	156,838

				6,943,684

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27	308	$290,157
5.875%	08/20/26	708	685,989

			976,146

Healthcare-Products — 1.0%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28	492	468,139
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30	125	102,978
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	2,709	2,494,383
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	490	467,000
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29(a)	240	242,678

			3,775,178

Healthcare-Services — 3.9%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28	582	569,049
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
3.125%	02/15/29	380	363,465
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31(a)	1,675	1,316,917
5.625%	03/15/27	460	428,007
Concentra Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	07/15/32	100	101,386
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	2,750	2,347,409
4.625%	06/01/30	745	674,147
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	491	467,234
4.750%	02/01/30	260	243,212
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	300	286,635
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	1,000	875,758
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28	700	530,695
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	450	449,316

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sec’d. Notes
6.250%	02/01/27(a)	574	$573,736
Sr. Sec’d. Notes
4.250%	06/01/29	2,037	1,896,470
4.375%	01/15/30	450	416,986
4.625%	06/15/28	300	285,367
6.125%	06/15/30	1,730	1,719,262
Sr. Unsec’d. Notes
6.875%	11/15/31(a)	1,000	1,053,572

			14,598,623

Home Builders — 2.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	476	428,771
4.625%	04/01/30	361	322,461
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	775	763,694
7.250%	10/15/29(a)	550	549,993
Sr. Unsec’d. Notes, 144A
7.500%	03/15/31	175	175,142
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	709	634,406
6.250%	09/15/27	300	295,287
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	200	182,000
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	05/01/29	190	192,850
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	75	71,830
5.000%	03/01/28	475	456,387
KB Home,
Gtd. Notes
4.800%	11/15/29	736	693,381
7.250%	07/15/30	150	154,438
Landsea Homes Corp.,
Sr. Unsec’d. Notes, 144A
8.875%	04/01/29	355	351,891
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	200	178,016
4.950%	02/01/28	150	144,442
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,100	1,012,000
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/29	125	126,005
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	275	260,159

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
4.750%	04/01/29	350	$325,509
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
8.750%	02/15/29	175	182,489
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	825	817,821
5.875%	06/15/27	150	149,277
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	420	411,096

			8,879,345

Home Furnishings — 0.2%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A

4.000%	04/15/29	815	736,002

Household Products/Wares — 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,025	916,820
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	06/30/31	250	250,467
Sr. Unsec’d. Notes, 144A
10.750%	06/30/32	125	119,908
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27	350	361,812

			1,649,007

Housewares — 1.1%
CD&R Smokey Buyer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/25	605	601,373
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	09/15/27(a)	380	374,578
6.625%	09/15/29(a)	450	441,985
6.875%	04/01/36	330	295,671
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	600	517,474
4.375%	02/01/32	500	430,547
4.500%	10/15/29(a)	1,061	969,305
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	600	315,516

			3,946,449

Insurance — 0.7%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	11/06/30	215	215,470
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29	625	629,488
8.500%	06/15/29	125	126,641

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	75	$69,823
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29	225	210,535
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	350	326,412
HUB International Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/30	570	584,083
Sr. Unsec’d. Notes, 144A
5.625%	12/01/29(a)	305	288,378

			2,450,830

Internet — 0.6%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	650	573,331
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	275	222,113
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	850	844,528
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	150	135,464
Shutterfly Finance LLC,
Sec’d. Notes, 144A, Cash coupon 8.500% or PIK 4.250%
8.500%	10/01/27(a)	258	226,032
Sr. Sec’d. Notes, 144A
9.750%	10/01/27	56	56,446

			2,057,914

Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes

5.250%	05/15/27	640	600,770

Iron/Steel — 0.9%
ATI, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	425	420,101
7.250%	08/15/30	125	129,418
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	429	430,020
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28	575	573,919
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.875%	06/01/27	64	63,574
Gtd. Notes, 144A
4.625%	03/01/29	130	123,223
6.750%	04/15/30(a)	815	807,762

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (cont’d.)
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30	325	$296,970
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	200	209,440
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29(a)	270	271,047

			3,325,474

Leisure Time — 3.4%
Acushnet Co.,
Gtd. Notes, 144A
7.375%	10/15/28(a)	255	264,312
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A
6.750%	02/16/31(a)	595	591,192
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	1,215	1,196,775
6.000%	05/01/29(a)	750	737,812
10.500%	06/01/30	685	743,978
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	1,281	1,202,138
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	05/15/28(a)	350	360,271
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27	125	123,402
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	600	593,250
Sr. Sec’d. Notes, 144A
5.875%	02/15/27	300	296,061
8.125%	01/15/29	100	104,760
8.375%	02/01/28	150	156,785
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29	625	649,519
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	275	271,563
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	125	129,006
9.250%	01/15/29	1,245	1,329,311
Sr. Sec’d. Notes, 144A
8.250%	01/15/29	435	458,418
Sr. Unsec’d. Notes
7.500%	10/15/27	200	209,500
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	50	49,063
5.500%	08/31/26	75	74,250
5.500%	04/01/28	700	688,282
6.250%	03/15/32	202	202,921

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	475	$470,250
Sr. Unsec’d. Notes, 144A
7.000%	02/15/29	200	200,500
9.125%	07/15/31	425	459,000
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29(a)	325	318,094
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	640	642,054
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	50	48,375

			12,570,842

Lodging — 1.3%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	200	181,037
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	414	397,347
Gtd. Notes, 144A
3.625%	02/15/32	400	346,354
5.875%	04/01/29	180	180,120
Marriott Ownership Resorts, Inc.,
Gtd. Notes
4.750%	01/15/28	331	312,334
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	377	367,260
4.750%	10/15/28(a)	890	847,220
5.500%	04/15/27	605	597,718
6.500%	04/15/32(a)	340	338,422
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	513	482,430
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	225	223,583
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	450	421,200

			4,695,025

Machinery-Construction & Mining — 0.2%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29(a)	675	639,942

Machinery-Diversified — 0.7%
ATS Corp. (Canada),
Gtd. Notes, 144A
4.125%	12/15/28	555	505,744

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Machinery-Diversified (cont’d.)
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31(a)		265	$286,971
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		880	910,790
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28		395	251,329
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		385	397,713
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27		200	193,248

				2,545,795

Media — 7.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
2.250%	01/15/25	EUR	400	416,160
5.000%	01/15/28		1,385	1,046,991
5.750%	08/15/29		400	290,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		756	609,687
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		2,870	2,342,548
4.750%	03/01/30		4,016	3,478,503
5.000%	02/01/28(a)		415	388,056
5.125%	05/01/27		550	527,854
5.375%	06/01/29(a)		25	22,741
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		615	384,330
4.125%	12/01/30		200	129,958
5.375%	02/01/28		2,000	1,519,092
5.500%	04/15/27		350	284,082
6.500%	02/01/29		900	658,406
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		288	105,239
5.750%	01/15/30		950	358,075
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $4,286,225; purchased 07/18/19 - 05/19/21)(f)
6.625%	08/15/27(d)		5,020	100,400
Sec’d. Notes, 144A (original cost $1,578,917; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)		2,365	51,381
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27		375	352,890
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		1,040	409,400
5.875%	11/15/24		1,529	1,458,521
7.375%	07/01/28		25	10,613
7.750%	07/01/26		2,881	1,788,493

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	605	$477,908
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,375	1,350,706
Gannett Holdings LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/26	255	243,033
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28	310	283,119
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30	160	95,984
7.000%	05/15/27(a)	598	550,344
Sr. Sec’d. Notes, 144A
10.500%	07/15/29	175	175,983
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	422	151,123
Sr. Sec’d. Notes
6.375%	05/01/26	220	171,165
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	206	109,798
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	370	355,320
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	425	391,421
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28	367	325,988
5.625%	07/15/27	468	444,487
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	595	453,904
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	910	449,016
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29	400	278,307
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	95	57,423
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	290	256,724
Sr. Sec’d. Notes, 144A
4.125%	12/01/30(a)	410	274,700
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30	437	373,304
5.000%	08/01/27	218	208,596
5.500%	07/01/29(a)	1,115	1,047,578

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29	650	$573,551
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	250	210,541
6.625%	06/01/27	1,200	1,150,555
7.375%	06/30/30(a)	540	503,760
8.000%	08/15/28	280	272,872
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	400	340,500

			28,311,630

Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	250	230,232

Mining — 1.1%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28	415	412,925
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	75	78,731
Unsec’d. Notes, 144A
11.500%	10/01/31	170	190,470
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29(a)	430	410,392
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	375	365,742
8.625%	06/01/31(a)	200	198,800
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	215	215,504
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	210	205,512
6.125%	04/01/29	505	503,308
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	535	538,044
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	200	173,219
4.750%	01/30/30	755	700,357
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	05/01/30	125	127,969

			4,120,973

Miscellaneous Manufacturing — 0.4%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	100	98,642

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	370	$339,485
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31	285	247,499
6.250%	02/15/29	205	206,132
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	620	641,385

			1,533,143

Office/Business Equipment — 0.1%
Xerox Holdings Corp.,
Gtd. Notes, 144A
8.875%	11/30/29	295	281,375
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32	85	85,964

			367,339

Oil & Gas — 6.6%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	150	151,694
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,175	517
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30	30	29,064
7.625%	02/01/29	360	370,564
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	325	325,522
9.000%	11/01/27	250	310,152
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)	1,044	1,068,852
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	237	248,554
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
8.500%	04/30/30	460	479,550
Chesapeake Energy Corp.,
Gtd. Notes, 144A
6.750%	04/15/29	745	745,694
Chord Energy Corp.,
Gtd. Notes, 144A
6.375%	06/01/26	505	504,287
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.375%	06/15/26	50	49,836
7.000%	06/15/25	525	525,013
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	610	640,022
8.625%	11/01/30	175	187,833

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
8.750%	07/01/31(a)	800	$856,546
CNX Resources Corp.,
Gtd. Notes, 144A
6.000%	01/15/29	395	387,354
7.250%	03/01/32	135	137,487
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	575	535,954
6.750%	03/01/29(a)	655	634,703
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.375%	01/15/33	125	125,267
7.625%	04/01/32	125	127,419
9.250%	02/15/28(a)	940	992,954
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	114	113,072
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	360	375,750
Encino Acquisition Partners Holdings LLC,
Gtd. Notes, 144A
8.500%	05/01/28	400	407,702
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	250	252,435
Gulfport Energy Corp.,
Gtd. Notes
8.000%	05/17/26	720	728,655
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	1,050	1,016,243
6.000%	02/01/31	325	310,606
6.250%	11/01/28	226	223,151
6.250%	04/15/32	275	264,613
8.375%	11/01/33	247	263,183
Matador Resources Co.,
Gtd. Notes, 144A
6.500%	04/15/32	235	235,165
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	175	170,187
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	350	354,375
7.500%	01/15/28	360	342,000
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	135	137,028
9.125%	01/31/30	500	518,279
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30(a)	525	545,580
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29(a)	300	273,000
4.625%	05/01/30(a)	400	363,816

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Permian Resources Operating LLC,
Gtd. Notes, 144A
5.875%	07/01/29	330	$325,358
7.000%	01/15/32	455	467,616
7.750%	02/15/26	300	302,495
8.000%	04/15/27	75	76,646
9.875%	07/15/31	260	287,791
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	200	197,750
7.125%	01/15/26(a)	261	260,347
Range Resources Corp.,
Gtd. Notes
8.250%	01/15/29(a)	175	181,453
Gtd. Notes, 144A
4.750%	02/15/30	843	790,623
SilverBow Resources, Inc.,
Sec’d. Notes, 144A, 3 Month SOFR + 7.750%
13.089%(c)	12/15/28	245	256,656
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25	340	338,648
6.625%	01/15/27	275	273,948
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	700	642,931
5.375%	02/01/29	570	552,719
5.375%	03/15/30	510	492,761
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29(a)	175	179,418
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29(a)	320	299,714
4.500%	04/30/30(a)	550	509,057
5.875%	03/15/28	25	24,893
6.000%	04/15/27	284	283,954
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	104	103,820
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	91	90,677
8.250%	05/15/29	250	250,537
Sr. Sec’d. Notes, 144A
8.750%	02/15/30	239	250,425
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	465	480,122
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	125	136,499
Gtd. Notes, 144A
7.875%	04/15/32	185	187,830

			24,574,366

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	370	$371,257
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	09/01/27	375	375,619

			746,876

Packaging & Containers — 2.2%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	400	102,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27	400	244,800
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	650	564,070
Canpack SA/Canpack US LLC (Poland),
Gtd. Notes, 144A
3.875%	11/15/29	635	568,920
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	230	217,293
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.500%	03/01/29	200	179,557
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	400	381,000
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	345	333,066
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	350	300,317
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28	300	273,618
6.750%	07/15/26	330	326,909
9.500%	11/01/28	50	50,521
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	200	171,981
10.500%	07/15/27	350	342,542
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	04/15/27(a)	1,185	1,210,741
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27(a)	641	640,088
7.250%	05/15/31	50	50,063
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	175	163,349
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	531	497,545

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	575	$627,959
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	500	457,153
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	650	637,000

			8,340,492

Pharmaceuticals — 2.4%
180 Medical, Inc. (United Kingdom),
Gtd. Notes, 144A
3.875%	10/15/29	320	289,643
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	1,325	1,148,465
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	1,293	901,014
9.250%	04/01/26	437	393,291
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	425	219,937
5.000%	02/15/29	771	374,899
5.250%	01/30/30	1,155	537,075
5.250%	02/15/31	25	11,625
6.250%	02/15/29	1,700	858,500
7.000%	01/15/28	25	13,469
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	980	733,393
5.500%	11/01/25	615	571,950
Grifols SA (Spain),
Gtd. Notes, 144A
4.750%	10/15/28(a)	485	417,100
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	200	185,000
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	258	239,621
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	1,725	1,548,817
Owens & Minor, Inc.,
Gtd. Notes, 144A
4.500%	03/31/29(a)	495	426,437
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	150	137,149

			9,007,385

Pipelines — 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	300	291,074
5.750%	03/01/27	200	198,508

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.750%	01/15/28	1,090	$1,072,767
6.625%	02/01/32	85	85,750
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	07/15/26	265	264,919
7.000%	07/15/29	50	50,921
7.250%	07/15/32	85	87,393
Buckeye Partners LP,
Sr. Unsec’d. Notes, 144A
4.500%	03/01/28	188	176,685
DT Midstream, Inc.,
Gtd. Notes, 144A
4.375%	06/15/31	595	543,064
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C, 3 Month SOFR + 4.372%
9.711%(c)	07/29/24(oo)	505	499,950
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29	155	146,345
6.500%	07/01/27	370	374,086
7.500%	06/01/27	50	51,101
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/28	710	717,856
8.000%	01/15/27	300	306,842
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	200	198,393
7.000%	08/01/27	205	205,442
Gtd. Notes, 144A
8.250%	01/15/32	115	118,076
Harvest Midstream I LP,
Sr. Unsec’d. Notes, 144A
7.500%	05/15/32	370	374,893
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30	615	564,669
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/32	70	71,059
8.875%	07/15/28	350	370,393
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	585	576,659
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/29	665	678,148
Northriver Midstream Finance LP (Canada),
Sr. Sec’d. Notes, 144A
6.750%	07/15/32	75	75,131
NuStar Logistics LP,
Gtd. Notes
6.000%	06/01/26	256	255,522
6.375%	10/01/30	495	503,809
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	200	195,359

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.800%	05/15/30	465	$429,035
6.875%	04/15/40	550	525,985
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	825	789,914
6.000%	03/01/27	190	187,190
6.000%	12/31/30	220	205,142
6.000%	09/01/31	75	70,210
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	430	432,120
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	355	323,473
6.250%	01/15/30	450	456,976
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	06/01/28	590	608,474
8.375%	06/01/31(a)	218	226,041
9.500%	02/01/29	1,385	1,516,827
9.875%	02/01/32	850	925,046

			15,751,247

Real Estate — 0.7%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.750%	01/15/29(a)	645	394,639
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(cc)	01/15/28	419	428,547
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
7.750%	09/01/30	150	158,113
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	200	179,027
4.375%	02/01/31(a)	400	345,167
5.375%	08/01/28	555	527,527
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	800	727,339

			2,760,359

Real Estate Investment Trusts (REITs) — 1.1%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	429	312,130
9.750%	06/15/25	33	32,944
Sr. Unsec’d. Notes
4.750%	02/15/28	350	287,426
Iron Mountain, Inc.,
Gtd. Notes, 144A
5.250%	03/15/28	384	371,695
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31(a)	870	565,811
5.000%	10/15/27(a)	75	62,554

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30	140	$141,594
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27(a)	615	592,522
Gtd. Notes, 144A
4.500%	02/15/29	100	93,758
6.500%	04/01/32(a)	205	204,973
7.250%	07/15/28	370	382,782
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)	175	156,161
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	01/15/27(a)	50	47,379
7.250%	04/01/29(a)	660	667,163

			3,918,892

Retail — 4.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	1,243	1,088,980
Sr. Sec’d. Notes, 144A
6.125%	06/15/29	165	165,000
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29(a)	325	283,135
Asbury Automotive Group, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29(a)	475	439,906
Bath & Body Works, Inc.,
Gtd. Notes
6.750%	07/01/36	325	323,292
6.875%	11/01/35	496	500,166
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27	100	97,383
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	08/01/30	425	428,355
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	400	420,062
Carvana Co.,
Sr. Sec’d. Notes, 144A, PIK 13.000%
13.000%	06/01/30	275	301,104
Cougar JV Subsidiary LLC,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/32	125	129,171
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30	1,153	1,012,247
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	75	68,322

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	470	$417,517
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	645	557,786
3.875%	10/01/31	550	458,929
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	450	397,441
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	600	560,565
8.250%	08/01/31	250	261,148
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29	405	364,185
Macy’s Retail Holdings LLC,
Gtd. Notes, 144A
5.875%	03/15/30	355	339,788
NMG Holding Co., Inc./Neiman Marcus Group LLC,
Sr. Sec’d. Notes, 144A
7.125%	04/01/26	300	296,936
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.375%	04/01/30	430	390,633
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	500	400,576
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	300	248,752
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29	150	138,484
7.500%	10/15/27(a)	50	50,496
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29	515	464,847
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	830	770,943
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
0.000%	10/18/24^	40	39,826
8.000%	11/15/26(d)	776	326,633
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	540	533,447
Sonic Automotive, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29(a)	525	474,240
Staples, Inc.,
Sec’d. Notes, 144A
12.750%	01/15/30	256	198,955
Sr. Sec’d. Notes, 144A
10.750%	09/01/29	715	679,717

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	783	$704,312
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	985	902,752
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	300	289,653
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%
8.250%	03/15/26	125	124,928

			15,650,612

Semiconductors — 0.7%
Amkor Technology, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	09/15/27	515	516,295
ams-OSRAM AG (Austria),
Sr. Unsec’d. Notes, 144A
12.250%	03/30/29	400	414,500
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28	610	575,223
5.950%	06/15/30(a)	385	381,138
ON Semiconductor Corp.,
Gtd. Notes, 144A
3.875%	09/01/28	260	239,628
Synaptics, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29(a)	375	339,881

			2,466,665

Software — 0.8%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	485	446,760
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A
7.125%	10/02/25	250	250,514
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	650	604,179
Sr. Sec’d. Notes, 144A
3.875%	07/01/28	245	227,750
Elastic NV,
Sr. Unsec’d. Notes, 144A
4.125%	07/15/29	410	375,150
RingCentral, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/30	462	482,386
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	690	679,754

			3,066,493

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications — 2.3%
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	317	$125,611
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29	250	164,398
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	337	139,142
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	03/01/26	691	608,596
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	400	384,000
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $1,610; purchased 11/14/23)(f)
0.000%	12/31/30^	1	1,702
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $2; purchased 11/14/23)(f)
0.000%	12/31/30^	17	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $1,034; purchased 11/14/23)(f)
0.000%	12/31/30^	1	204
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $5; purchased 11/14/23)(f)
0.000%	12/31/30^	51	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $190,646; purchased 01/30/24 - 05/15/24)(f)
10.500%	05/25/27	205	203,147
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $7,462; purchased 01/30/24 - 05/15/24)(f)
10.500%	11/25/28	11	9,062
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	530	69,097
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	600	565,421
5.875%	10/15/27	825	804,958
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	480	216,551
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26(a)	500	496,094
8.500%	04/15/31	200	202,060
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	1,595	1,483,350
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30	75	40,981

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
4.875%	06/15/29	550	$318,185
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	350	349,209
10.500%	05/15/30	170	169,185
11.000%	11/15/29	402	411,432
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	04/15/29	202	132,004
4.125%	04/15/30	202	128,051
4.125%	04/15/30	173	105,138
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	25	22,563
Gtd. Notes, 144A
6.000%	09/30/34	375	353,944
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	1,095	1,062,673

			8,566,758

Transportation — 0.5%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	535	499,643
RXO, Inc.,
Gtd. Notes, 144A
7.500%	11/15/27	620	635,961
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31(a)	580	593,917
7.125%	02/01/32	235	240,627

			1,970,148

TOTAL CORPORATE BONDS (cost $339,211,349)			312,599,363

FLOATING RATE AND OTHER LOANS — 5.7%
Auto Parts & Equipment — 0.3%
Adient US LLC,
Term Loan B-2
8.094%	01/31/31	279	280,226
Dexko Global, Inc.,
First Lien Closing Date Dollar Term Loan, 3 Month SOFR + 4.012%
9.346%(c)	10/04/28	397	394,430
First Brands Group LLC,
Second Lien 2021 Term Loan, 3 Month SOFR + 8.812%
14.141%(c)	03/24/28	345	329,475
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
10.176%(c)	11/17/28	169	161,243

			1,165,374

Beverages — 0.2%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
8.846%(c)	03/31/28	814	813,502

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Building Materials — 0.1%
Cabinetworks,
Initial Term Loan, 3 Month SOFR + 4.512%
9.846%(c)	05/17/28	293	$246,969
MIWD HoldCo II LLC,
2024 Incremental Term Loan, 1 Month SOFR + 3.500%
8.844%(c)	03/28/31	160	160,867

			407,836

Chemicals — 0.3%
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 1 Month SOFR + 4.500%
9.844%(c)	11/15/30	469	454,760
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%
10.180%(c)	06/28/28	221	206,767
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 8.000%
15.328%(c)	12/31/25^	82	82,193
Term Loan, 3 Month SOFR + 10.000%
15.299%(c)	10/12/28	207	204,839
Venator Materials LLC,
First-Out Delayed Draw Term Loan, 1 Month SOFR + 2.000%
7.339%(c)	01/16/26^	64	63,940

			1,012,499

Commercial Services — 0.0%
Fly Funding II Sarl (Luxembourg),
Term Loan B, 3 Month LIBOR + 1.750%
7.330%(c)	08/11/25	50	48,448

Computers — 0.1%
Ahead DB Holdings Llc,
2024 Incremental Term Loan, 3 Month SOFR + 4.250%
9.585%(c)	02/01/31	220	220,314
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
8.579%(c)	03/01/29	197	197,241

			417,555

Cosmetics/Personal Care — 0.2%
Conair Holdings LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.864%
9.208%(c)	05/17/28	682	678,759

Electric — 0.1%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%
10.835%(c)	07/20/28^	164	155,793

Environmental Control — 0.1%
Madison Iaq LLC,
Initial Term Loan, 1 Month SOFR + 2.750%
8.094%(c)	06/21/28	497	497,833

Foods — 0.2%
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 12.685%
12.685%(c)	06/30/26^	585	490,952
First Lien A R 2023 FLSO PIK Term Loan, 3 Month SOFR + 2.000%
12.685%(c)	06/30/26^	329	196,743

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Foods (cont’d.)
Super Senior DDTL
—%(p)	06/30/26^	16	$16,418

			704,113

Healthcare-Services — 0.4%
Paraxel International,
First Lien Initial Term Loan, 1 Month SOFR + 3.364%
8.708%(c)	11/15/28	812	812,887
Star Parent, Inc.,
Term Loan B, 3 Month SOFR + 3.750%
9.085%(c)	09/27/30	499	498,023
US Renal Care, Inc.,
Closing Date Term Loan, 1 Month SOFR + 5.114%
10.458%(c)	06/20/28	361	314,580

			1,625,490

Holding Companies-Diversified — 0.0%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
9.830%(c)	12/19/30	79	73,879

Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%
9.458%(c)	10/06/28	577	491,330

Insurance — 0.4%
Acrisure LLC,
2024 Refinancing Term Loan
—%(p)	11/06/30	100	99,833
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%
10.708%(c)	01/20/29	240	220,543
New B-08 Term Loan, 1 Month SOFR + 3.364%
8.708%(c)	12/23/26	249	247,172
New B-11 Term Loan, 1 Month SOFR + 4.350%
9.694%(c)	08/21/28	721	715,487

			1,283,035

Internet — 0.1%
Cablevision Lightpath LLC,
Initial Term Loan, 1 Month SOFR + 3.364%
8.693%(c)	11/30/27	25	23,687
Shutterfly Finance LLC,
Second Lien PIK Term Loan, 3 Month SOFR + 1.000%
6.335%(c)	10/01/27	223	192,024

			215,711

Machinery-Diversified — 0.1%
Spx Flow, Inc.,
Term Loan, 1 Month SOFR + 4.600%
9.929%(c)	04/05/29	400	401,963

Media — 0.6%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
10.329%(c)	10/31/27	425	364,437

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Media (cont’d.)
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.829%(c)	01/18/28	696	$667,787
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24	456	632,819
First Lien Term Loan, 1 Month SOFR + 10.100%
15.429%(c)	05/25/26	52	48,102
Second Lien Term Loan
8.175%	08/24/26	216	4,107
Gray Television, Inc.,
Term Loan F, 1 Month SOFR + 5.250%
10.580%(c)	06/04/29	259	245,273
iHeartCommunications, Inc.,
New Term Loan, 1 Month SOFR + 3.114%
8.458%(c)	05/01/26	390	302,988
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%
8.708%(c)	09/25/26	50	40,141

			2,305,654

Metal Fabricate/Hardware — 0.2%
Doncasters US Finance LLC,,
Initial Term Loan, 3 Month SOFR + 6.500%
11.835%(c)	04/23/30	778	772,215

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	19	1,617

Packaging & Containers — 0.2%
Graham Packaging Co., Inc.,
New Term Loan, 1 Month SOFR + 3.114%
8.458%(c)	08/04/27	249	249,301
LABL, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 5.100%
10.444%(c)	10/29/28	318	313,097

			562,398

Pipelines — 0.1%
Buckeye Partners LP,
Facility 2023 Tranche B-2 Term Loan, 1 Month SOFR + 2.500%
7.922%(c)	11/22/30	499	499,192

Retail — 0.5%
Claire’s Stores, Inc.,
Term Loan B, 1 Month SOFR + 6.600%
11.944%(c)	12/18/26	608	555,256
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%
9.208%(c)	03/06/28	233	232,734
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
8.846%(c)	03/03/28	511	470,761
Prime Source,
Intial Term Loan, 3 Month SOFR + 3.512%
8.814%(c)	12/28/27	190	185,245

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Retail (cont’d.)
White Cap Buyer LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%
8.594%(c)	10/19/29	533	$533,235

			1,977,231

Semiconductors — 0.2%
Altar Bidco, Inc.,
Initial Term Loan, 12 Month SOFR + 3.100%
7.947%(c)	02/01/29	571	569,349

Software — 0.7%
Boxer Parent Co., Inc.,
2028 Extended Dollar Term Loan, 1 Month SOFR + 4.000%
9.344%(c)	12/29/28	253	253,295
Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%
8.579%(c)	05/01/31	449	447,893
Dun & Bradstreet Corp.,
Incremental Term B-2, 1 Month SOFR + 2.750%
8.096%(c)	01/18/29	723	723,187
Genesys Cloud Services,
2024 Incremental No. 2 Dollar Term Loan, 1 Month SOFR + 3.500%
8.844%(c)	12/01/27	600	602,663
Rocket Software Inc,
Term Loan, 1 Month SOFR + 4.750%
10.094%(c)	11/28/28	214	214,996
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
10.708%(c)	07/14/28	276	212,150
UKG INC,
Term Loan B, 1 Month SOFR + 3.250%
8.576%(c)	02/10/31	115	115,359

			2,569,543

Telecommunications — 0.4%
Connect Finco SARL (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%
9.844%(c)	09/27/29	574	539,687
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.075%(c)	05/29/27	25	24,560
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.904%(c)	04/15/29	465	455,065
Term B-2, 1 Month SOFR + 6.560%
11.904%(c)	04/15/30	315	305,902
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%
7.808%(c)	04/15/29	113	77,578
Term B-2 Loan, 1 Month SOFR + 2.464%
7.808%(c)	04/15/30	115	77,434
Term Loan
—%(p)	06/01/28^	21	17,364
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan
9.596%	10/02/28(d)	525	79,054

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Telecommunications (cont’d.)
Initial Term Loan - Second Lien
12.564%	10/01/29(d)	195	$1,950

			1,578,594

Textiles — 0.0%
ASP Unifrax Holdings, Inc.,
USD Term Loan (First Lien), 3 Month SOFR + 3.900%
9.075%(c)	12/12/25	45	43,787

Transportation — 0.1%
First transit Parent, Inc.,
Initial Term B Loan, 3 Month SOFR + 3.262%
8.596%(c)	07/21/28	307	307,182
Initial Term C Loan, 3 Month SOFR + 8.262%
8.596%(c)	07/21/28	93	93,423

			400,605

TOTAL FLOATING RATE AND OTHER LOANS (cost $22,509,503)			21,273,305

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes
3.000%	07/31/24	544	542,852
3.750%	12/31/28(k)	2,000	1,949,219
4.250%	09/30/24	2,000	1,994,453
4.250%	01/31/26	300	297,129
4.250%	02/28/31(k)	250	248,555
4.625%	02/28/25	372	370,460

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,461,697)			5,402,668

	Shares

COMMON STOCKS — 1.6%
Biotechnology — 0.0%
MNK Common Stock*^	145	7,830

Broadline Retail — 0.0%
MYT Holding LLC (Class B Stock)*^	63,595	28,618
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	956	95,600

		124,218

Building Products — 0.0%
SAL TopCo LLC*^	2,403,091	24,031

Chemicals — 0.7%
Cornerstone Chemical Co.*^	16,552	314,488
TPC Group, Inc.*^	52,737	1,845,795
Venator Materials PLC (original cost $1,251,925; purchased 07/18/18 - 10/19/23)*^(f)	688	464,400

		2,624,683

Diversified Telecommunication Services — 0.0%
Windstream Holdings, Inc.*^	486	6,561

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Shares		Value

COMMON STOCKS (continued)
Electric Utilities — 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,898	$268,164
Keycon Power Holdings LLC*^	2,665	—

		268,164

Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock)	1,289	265,498

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.*	63,738	89,871
iHeartMedia, Inc. (Class A Stock)*	10,969	11,956

		101,827

Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp.(a)	4,214	346,349
Heritage Power LLC*^	22,672	623,480
Heritage Power LLC*^	997	27,417
Heritage Power LLC*^	26,092	13,046

		1,010,292

Specialty Retail — 0.1%
Claire’s Private Placement*^	795	139,125

Wireless Telecommunication Services — 0.3%
Digicel International Finance Ltd. (Jamaica) (original cost $224,263; purchased 01/29/24 - 01/30/24)*^(f)	184,508	459,425
Intelsat Emergence SA (Luxembourg)*	20,934	787,118

		1,246,543

TOTAL COMMON STOCKS (cost $6,365,586)		5,818,772

PREFERRED STOCKS — 0.6%
Broadline Retail — 0.1%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29*^	291,500	204,050

Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	75	75,000

Specialty Retail — 0.4%
Claire’s Stores, Inc., CVT*^	729	1,494,450

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd. (Jamaica) (original cost $260,840; purchased 01/26/24 - 01/29/24)*^(f)	33,863	355,396

TOTAL PREFERRED STOCKS (cost $790,306)		2,128,896

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.1%
iShares Broad USD High Yield Corporate Bond ETF	162,787	5,905,912
iShares iBoxx High Yield Corporate Bond ETF	72,914	5,624,586

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $11,492,976)		11,530,498

Units		Value

WARRANTS* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	2,515	$28,923

(cost $25)
TOTAL LONG-TERM INVESTMENTS (cost $392,182,068)		364,732,979

Shares
SHORT-TERM INVESTMENTS — 15.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	3,317,643	3,317,643
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $52,241,881; includes $51,999,901 of cash collateral for securities on loan)(b)(wb)	52,269,374	52,238,012

TOTAL SHORT-TERM INVESTMENTS (cost $55,559,524)		55,555,655

TOTAL INVESTMENTS—113.2% (cost $447,741,592)		420,288,634
Liabilities in excess of other assets(z) — (13.2)%		(49,013,489)

NET ASSETS — 100.0%		$371,275,145

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,016,313 and 2.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,291,119; cash collateral of $51,999,901 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $7,802,929. The aggregate value of $1,645,117 is 0.4% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $77,144)	78	$77,415	$271	$—

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
47	2 Year U.S. Treasury Notes	Sep. 2024	$9,598,281	$21,487
75	5 Year U.S. Treasury Notes	Sep. 2024	7,993,360	27,790
27	10 Year U.S. Treasury Notes	Sep. 2024	2,969,578	22,882
8	20 Year U.S. Treasury Bonds	Sep. 2024	946,500	9,567
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	376,031	3,606

				$85,332

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/24	TD	GBP	299	$379,339	$377,783	$—	$(1,556)
Euro,
Expiring 07/02/24	SSB	EUR	268	288,230	287,525	—	(705)

				$667,569	$665,308	—	(2,261)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/24	BNP	GBP	299	$380,346	$377,783	$2,563	$—
Expiring 08/02/24	TD	GBP	299	379,402	377,860	1,542	—
Euro,
Expiring 07/02/24	BOA	EUR	171	186,383	183,563	2,820	—
Expiring 07/02/24	GSI	EUR	97	105,825	103,961	1,864	—
Expiring 08/02/24	SSB	EUR	268	288,655	287,963	692	—

				$1,340,611	$1,331,130	9,481	—

						$9,481	$(2,261)

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Credit default swap agreement outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.42.V1	06/20/29	5.000	%(Q)	2,750	$(177,490)	$(175,885)	$1,605

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.330%	BNP	09/20/24	(1,453)	$(28,520)	$—	$(28,520)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.330%	MSI	09/20/24	(1,060)	(27,866)	—	(27,866)

					$(56,386)	$—	$(56,386)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$—	$(56,386)

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$446,000	$339,194

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$5,683,112	$—
Convertible Bonds	—	267,442	—
Corporate Bonds	—	312,083,869	515,494
Floating Rate and Other Loans	—	20,248,285	1,025,020
U.S. Treasury Obligations	—	5,402,668	—
Common Stocks	448,176	1,052,616	4,317,980
Preferred Stocks	—	—	2,128,896
Unaffiliated Exchange-Traded Funds	11,530,498	—	—
Warrants	—	—	28,923
Short-Term Investments
Affiliated Mutual Funds	55,555,655	—	—

Total	$67,534,329	$344,737,992	$8,016,313

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$271	$—
Futures Contracts	85,332	—	—
OTC Forward Foreign Currency Exchange Contracts	—	9,481	—
Centrally Cleared Credit Default Swap Agreement	—	1,605	—

Total	$85,332	$11,357	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(2,261)	$—
OTC Total Return Swap Agreements	—	(56,386)	—

Total	$—	$(58,647)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks	Rights	Warrants
Balance as of 12/31/23	$448,538	$863,547	$3,526,579	$1,634,360	$230,623	$31,437
Realized gain (loss)	(1,366)	332	117,911	(104,958)	271,197	—
Change in unrealized appreciation (depreciation)	(237,420)	(39,767)	(592,238)	344,299	(230,623)	(2,514)
Purchases/Exchanges /Issuances	38,294	210,791	1,490,649	518,001	—	—
Sales/Paydowns	(4,706)	(30,051)	(224,921)	(262,806)	(271,197)	—
Accrued discount/premium	—	20,168	—	—	—	—
Transfers into Level 3*	420,744	—	—	—	—	—
Transfers out of Level 3*	(148,590)	—	—	—	—	—

Balance as of 06/30/24	$515,494	$1,025,020	$4,317,980	$2,128,896	$—	$28,923

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(237,420)	$(40,395)	$(452,741)	$234,018	$—	$(2,514)

*

It is the Portfolio’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Portfolio.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of June 30, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)

Corporate Bonds	$182,538	Market	Discounted Cash Flow	Discount Rate	30.00%
Corporate Bonds	1,906	Market	Recovery Value	Recovery Rate	0.00% - 118.70%
Corporate Bonds	331,050	Market	Transaction Based	Unadjusted Price Discounted Yield	NA
Floating Rate and Other Loans	687,695	Market	Comparable Bond	Curve Spread	3.50%
Floating Rate and Other Loans	18,035	Market	Recovery Value	Recovery Rate	8.41% - 100.00%
Common Stocks	773,913	Market	Enterprise Value	EBITDA Multiple	4.0x - 12.2x
Common Stocks	13,046	Market	Enterprise Value	Recovery Rate	0.50%
Common Stocks	24,031	Market	Recovery Value	Recovery Rate	0.00% - 0.01%
Preferred Stocks	355,396	Market	Enterprise Value	Recovery Rate	10.50%
Preferred Stocks	75,000	Market	Transaction-based	Unadjusted Price	NA

	$2,462,610

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of June 30, 2024, the aggregate value of these securities and/or derivatives was $5,553,703. The unobservable inputs for these investments were not developed by the Portfolio and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (14.0% represents investments purchased with collateral from securities on loan)	15.0%
Media	8.2
Oil & Gas	6.6
Retail	4.8
Pipelines	4.3
Healthcare-Services	4.3
Commercial Services	4.2

Electric	3.6%
Leisure Time	3.4
Diversified Financial Services	3.2
Unaffiliated Exchange-Traded Funds	3.1
Entertainment	3.0
Chemicals	2.9
Telecommunications	2.7
Building Materials	2.6

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Pharmaceuticals	2.4%
Packaging & Containers	2.4
Home Builders	2.4
Foods	2.1
Auto Parts & Equipment	1.9
Aerospace & Defense	1.7
Collateralized Loan Obligations	1.5
Software	1.5
U.S. Treasury Obligations	1.4
Computers	1.3
Lodging	1.3
Housewares	1.2
Mining	1.1
Real Estate Investment Trusts (REITs)	1.1
Insurance	1.1
Airlines	1.0
Healthcare-Products	1.0
Environmental Control	0.9
Iron/Steel	0.9
Advertising	0.9
Semiconductors	0.9
Machinery-Diversified	0.8
Real Estate	0.7
Electrical Components & Equipment	0.7
Auto Manufacturers	0.7
Internet	0.7
Transportation	0.6
Electronics	0.6
Engineering & Construction	0.6
Distribution/Wholesale	0.5
Specialty Retail	0.5
Household Products/Wares	0.4

Wireless Telecommunication Services	0.4%
Miscellaneous Manufacturing	0.4
Banks	0.4
Cosmetics/Personal Care	0.3
Oil, Gas & Consumable Fuels	0.3
Agriculture	0.3
Metal Fabricate/Hardware	0.3
Gas	0.3
Apparel	0.2
Beverages	0.2
Oil & Gas Services	0.2
Home Furnishings	0.2
Machinery-Construction & Mining	0.2
Investment Companies	0.2
Coal	0.2
Office/Business Equipment	0.1
Broadline Retail	0.1
Electric Utilities	0.1
Gas Utilities	0.1
Electronic Equipment, Instruments & Components	0.0	*
Holding Companies-Diversified	0.0	*
Textiles	0.0	*
Building Products	0.0	*
Biotechnology	0.0	*
Diversified Telecommunication Services	0.0	*

	113.2
Liabilities in excess of other assets	(13.2)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$1,605	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	9,481		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,261
Interest rate contracts	Due from/to broker-variation margin futures	85,332	*	—	—
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	56,386

		$96,418			$58,647

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$68,211
Foreign exchange contracts	—	(272)	—
Interest rate contracts	35,766	—	(48,579)

Total	$35,766	$(272)	$19,632

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$676
Foreign exchange contracts	—	13,646	—
Interest rate contracts	(394,655)	—	156,665

Total	$(394,655)	$13,646	$157,341

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$16,610,967
Forward Foreign Currency Exchange Contracts - Purchased (2)	244,738
Forward Foreign Currency Exchange Contracts - Sold (2)	743,700
Credit Default Swap Agreements - Buy Protection (1)	916,667
Credit Default Swap Agreements - Sell Protection (1)	273,900
Total Return Swap Agreements (1)	3,906,333

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$51,291,119	$(51,291,119)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$2,563	$(28,520)	$(25,957)	$—	$(25,957)
BOA	2,820	—	2,820	—	2,820

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST HIGH YIELD PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
GSI	$1,864	$—	$1,864	$—	$1,864
MSI	—	(27,866)	(27,866)	—	(27,866)
SSB	692	(705)	(13)	—	(13)
TD	1,542	(1,556)	(14)	—	(14)

	$9,481	$(58,647)	$(49,166)	$—	$(49,166)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST HIGH YIELD PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $51,291,119:
Unaffiliated investments (cost $392,182,068)	$364,732,979
Affiliated investments (cost $55,559,524)	55,555,655
Cash	67,928
Foreign currency, at value (cost $6,486)	6,419
Dividends and interest receivable	6,068,389
Receivable for investments sold	753,443
Deposit with broker for centrally cleared/exchange-traded derivatives	446,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	9,481
Due from broker-variation margin swaps	1,312
Unrealized appreciation on unfunded loan commitments	271
Prepaid expenses	585

Total Assets	427,642,462

LIABILITIES
Payable to broker for collateral for securities on loan	51,999,901
Payable for Portfolio shares purchased	2,074,842
Payable for investments purchased	1,487,381
Accrued expenses and other liabilities	629,403
Management fee payable	93,591
Unrealized depreciation on OTC swap agreements	56,386
Distribution fee payable	15,305
Due to broker-variation margin futures	7,540
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,261
Affiliated transfer agent fee payable	707

Total Liabilities	56,367,317

NET ASSETS	$371,275,145

Net assets were comprised of:
Partners’ Equity	$371,275,145

Net asset value and redemption price per share, $371,275,145 / 29,874,356 outstanding shares of beneficial interest	$12.43

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $24 foreign withholding tax)	$12,727,443
Unaffiliated dividend income	491,234
Affiliated dividend income	360,244
Income from securities lending, net (including affiliated income of $83,106)	83,506

Total income	13,662,427

EXPENSES
Management fee	1,124,281
Distribution fee	484,438
Custodian and accounting fees	60,921
Audit fee	35,443
Professional fees	14,294
Trustees’ fees	7,164
Shareholders’ reports	6,556
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,496
Miscellaneous	20,998

Total expenses	1,758,591
Less: Fee waiver and/or expense reimbursement	(111,249)

Net expenses	1,647,342

NET INVESTMENT INCOME (LOSS)	12,015,085

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(16,807))	(7,418,850)
Futures transactions	35,766
Forward currency contract transactions	(272)
Swap agreements transactions	19,632
Foreign currency transactions	(19,836)

(7,383,560)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,249))	4,991,137
Futures	(394,655)
Forward currency contracts	13,646
Swap agreements	157,341
Foreign currencies	(16,270)
Unfunded loan commitment	271

4,751,470

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(2,632,090)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,382,995

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$12,015,085	$17,636,143
Net realized gain (loss) on investment and foreign currency transactions	(7,383,560)	(17,034,532)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,751,470	28,439,502

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,382,995	29,041,113

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [13,157,383 and 4,814,892 shares, respectively]	159,611,050	55,397,718
Portfolio shares purchased [7,568,644 and 12,105,317 shares, respectively]	(92,774,818)	(136,387,200)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	66,836,232	(80,989,482)

TOTAL INCREASE (DECREASE)	76,219,227	(51,948,369)
NET ASSETS:
Beginning of period	295,055,918	347,004,287

End of period	$371,275,145	$295,055,918

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST HIGH YIELD PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.15		$10.99	$12.42	$11.68	$11.38	$9.87

Income (Loss) From Investment Operations:
Net investment income (loss)	0.38		0.67	0.58	0.51	0.57	0.64
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.10)		0.49	(2.01)	0.23	(0.27)	0.87

Total from investment operations	0.28		1.16	(1.43)	0.74	0.30	1.51

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$12.43		$12.15	$10.99	$12.42	$11.68	$11.38

Total Return(d)	2.30%		10.56%	(11.51)%	6.34%	2.64%	15.30	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$371		$295	$347	$653	$842	$654
Average net assets (in millions)	$390		$301	$428	$768	$606	$672
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.85	%(g)	0.85%	0.85%	0.85%	0.87%	0.88%
Expenses before waivers and/or expense reimbursement	0.91	%(g)	0.93%	0.89%	0.86%	0.87%	0.88%
Net investment income (loss)	6.20	%(g)	5.86%	5.05%	4.21%	5.17%	5.92%
Portfolio turnover rate(h)	27%		30%	39%	44%	72%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Shares	Value
LONG-TERM INVESTMENTS — 99.0%
AFFILIATED MUTUAL FUNDS — 35.3%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*		50,300,607	$529,665,393
AST PGIM Fixed Income Central Portfolio*		226,653,450	2,436,524,584
AST T. Rowe Price Fixed Income Central Portfolio*		269,411	2,904,248

TOTAL FIXED INCOME (cost $2,703,536,232)(wa)			2,969,094,225

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 13.0%
Automobiles — 3.7%
AmeriCredit Automobile Receivables Trust,
Series 2023-02, Class C
6.000%	07/18/29	16,500	16,716,426
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	8,650	8,618,402
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-03A, Class A, 144A
4.620%	02/20/27	2,500	2,461,577
Series 2023-03A, Class A, 144A
5.440%	02/22/28	21,545	21,527,811
Series 2023-06A, Class A, 144A
5.810%	12/20/29	5,000	5,064,579
Series 2023-08A, Class A, 144A
6.020%	02/20/30	16,700	17,107,913
Series 2024-01A, Class A, 144A
5.360%	06/20/30	5,600	5,574,065
Series 2024-03A, Class A, 144A
5.230%	12/20/30	10,500	10,404,110
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	4,500	4,493,129
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	3,101	3,098,963
Enterprise Fleet Financing LLC,
Series 2023-03, Class A2, 144A
6.400%	03/20/30	15,000	15,169,081
Series 2024-01, Class A2, 144A
5.230%	03/20/30	18,000	17,946,252
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%	08/15/36	9,000	8,925,462
Ford Credit Floorplan Master Owner Trust A,
Series 2024-01, Class A1, 144A
5.290%	04/15/29	47,800	47,975,679
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	20,000	20,529,812
Series 2024-01, Class A, 144A
4.980%	12/11/36	13,600	13,546,124

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2023-04, Class C
6.040%	12/15/31	9,300	$9,425,867
Series 2023-05, Class C
6.430%	02/18/31	20,100	20,677,123
Series 2023-06, Class B
5.980%	04/16/29	11,100	11,220,530
Series 2023-06, Class C
6.400%	03/17/31	2,900	2,976,037
Series 2024-01, Class C
5.450%	03/15/30	3,500	3,490,346
Series 2024-02, Class C
5.840%	06/17/30	5,700	5,749,441
Series 2024-03, Class C
5.640%	08/15/30	26,200	26,243,183
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class B, 144A
5.380%	01/21/31	2,700	2,711,377
Wheels Fleet Lease Funding LLC,
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	10,700	10,701,815

			312,355,104

Collateralized Loan Obligations — 8.6%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
6.891%(c)	04/28/37	56,680	56,725,253
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.715%(c)	04/20/35	3,000	3,007,058
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.324%(c)	04/26/35	33,000	33,116,655
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)
6.746%(c)	10/21/34	8,500	8,512,964
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.647%(c)	04/18/35	12,000	12,011,930
Battalion CLO Ltd. (Cayman Islands),
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	12/19/32	11,500	11,554,895
CBAM Ltd. (Cayman Islands),
Series 2018-08A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.883%(c)	07/15/37	47,750	47,791,767
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.766%(c)	07/20/34	3,500	3,510,691
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.699%(c)	01/17/34	5,000	5,004,898

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.780%(c)	07/15/34	4,500	$4,502,041
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.195%(c)	10/20/36	50,000	50,358,365
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.841%(c)	04/20/37	45,000	45,050,841
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.598%(c)	02/05/31	435	434,834
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/34	5,375	5,382,265
KKR CLO Ltd. (Cayman Islands),
Series 2023-46A, Class A1A, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.175%(c)	04/20/35	11,500	11,532,264
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.756%(c)	07/20/34	8,000	8,013,645
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.670%(c)	10/15/32	5,000	5,004,500
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
6.619%(c)	10/15/32	5,000	5,002,500
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.834%(c)	04/18/37	57,000	57,048,621
Madison Park Funding Ltd.,
Series 2020-47A, Class A1R, 144A, 3 Month SOFR + 1.540% (Cap N/A, Floor 1.540%)
6.867%(c)	04/19/37	29,000	29,136,880
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.630%(c)	07/15/29	3,567	3,567,672
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)
6.815%(c)	06/20/34	11,750	11,761,440
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.377%(c)	10/18/35	14,750	14,796,609
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)
6.467%(c)	04/17/31	20,000	20,000,480

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.746%(c)	04/20/34	11,455	$11,455,000
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.875%(c)	04/17/37	46,680	46,720,672
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
7.251%(c)	01/20/36	43,250	43,510,577
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.175%(c)	10/20/35	31,750	31,972,980
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.658%(c)	10/23/31	7,250	7,261,395
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	10/29/34	2,500	2,503,651
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
6.605%(c)	10/20/32	12,000	12,000,016
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.746%(c)	07/20/34	8,500	8,508,099
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
7.311%(c)	01/15/36	27,250	27,448,478
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.878%(c)	04/25/37	17,500	17,649,117
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.830%(c)	04/15/34	7,750	7,757,648
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
7.279%(c)	01/15/37	48,000	48,362,717
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.646%(c)	10/20/29	1,387	1,387,032
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/17/31	2,767	2,769,206
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.800%(c)	10/15/34	1,500	1,505,575

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.880%(c)	04/15/30	639	$639,840

			724,281,071

Consumer Loans — 0.6%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	31,200	31,151,734
OneMain Financial Issuance Trust,
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	15,300	15,485,532

			46,637,266

Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	2,602,523

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.100%(c)	05/25/34	811	756,990
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.160%(c)	09/25/34	477	408,464
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)
6.540%(c)	03/25/33	149	147,433
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	2,768	2,767,592

			4,080,479

Residential Mortgage-Backed Securities — 0.1%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
6.240%(c)	11/25/34	449	423,778
Series 2004-ECC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.360%(c)	12/25/34	1,603	1,585,796
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
4.322%(cc)	07/25/50	2,286	2,036,327
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.360%(c)	05/25/34	540	517,657

			4,563,558

TOTAL ASSET-BACKED SECURITIES (cost $1,089,052,278)			1,094,520,001

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.5%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61	15,490	$14,653,521
Series 2019-BN20, Class A2
2.758%	09/15/62	6,522	5,809,605
Series 2019-BN22, Class A3
2.726%	11/15/62	3,500	3,075,083
Series 2021-BN32, Class A2
1.985%	04/15/54	10,000	9,223,103
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,620	2,520,940
BANK5 Trust,
Series 2024-05YR06, Class A3
6.225%	05/15/57	50,000	51,658,110
Barclays Commercial Mortgage Securities Trust,
Series 2019-C03, Class A3
3.319%	05/15/52	18,800	17,378,720
Series 2019-C04, Class A4
2.661%	08/15/52	10,631	9,609,299
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	9,145,741
Series 2022-C17, Class A4
4.174%	09/15/55	9,358	8,683,780
Benchmark Mortgage Trust,
Series 2018-B05, Class A3
3.944%	07/15/51	8,248	7,807,713
Series 2020-IG01, Class A3
2.687%	09/15/43	10,120	8,199,323
Series 2021-B25, Class A2
1.977%	04/15/54	7,000	6,501,016
Series 2023-B38, Class A3
5.793%	04/15/56	10,000	10,235,051
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	29,991	31,361,172
Series 2024-05C4, Class A3
6.526%(cc)	05/15/57	50,000	52,364,850
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,515	4,344,261
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	13,890	12,258,878
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3
3.283%(cc)	11/15/50	2,260	2,126,034
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10,310	9,615,747
Series 2017-CD04, Class A3
3.248%	05/10/50	8,290	7,854,019
Series 2017-CD06, Class A4
3.190%	11/13/50	15,000	14,125,295
Series 2019-CD08, Class A3
2.657%	08/15/57	19,000	16,833,888

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	14,516	$13,811,638
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	2,695	2,555,480
Series 2016-C03, Class A3
2.896%	11/15/49	989	931,920
Series 2016-GC36, Class A5
3.616%	02/10/49	10,075	9,655,144
Series 2016-P04, Class A3
2.646%	07/10/49	2,536	2,403,415
Series 2016-P05, Class A3
2.684%	10/10/49	1,654	1,572,430
Series 2017-P07, Class A3
3.442%	04/14/50	8,989	8,541,489
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	710	650,998
Series 2014-CR17, Class A5
3.977%	05/10/47	1,110	1,097,101
Series 2014-CR20, Class A3
3.326%	11/10/47	4,551	4,532,252
Series 2014-CR21, Class A3
3.528%	12/10/47	15,618	15,305,149
Series 2014-LC17, Class A5
3.917%	10/10/47	18,000	17,922,332
Series 2014-UBS03, Class A4
3.819%	06/10/47	6,855	6,836,904
Series 2014-UBS04, Class A5
3.694%	08/10/47	17,422	17,381,140
Series 2014-UBS06, Class A5
3.644%	12/10/47	9,932	9,821,184
Series 2015-CR22, Class A4
3.048%	03/10/48	5,000	4,939,267
Series 2015-LC19, Class A4
3.183%	02/10/48	9,100	8,977,308
Series 2015-LC21, Class A4
3.708%	07/10/48	7,856	7,694,251
Series 2016-COR01, Class A3
2.826%	10/10/49	6,114	5,788,776
Series 2018-COR03, Class A2
3.961%	05/10/51	4,105	3,876,468
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A
3.304%	09/15/37	7,917	7,056,625
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,300,805
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,000	6,689,569
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	17,686	17,215,482
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	10,080	9,270,251

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBGS Mortgage Trust,
Series 2018-BIOD, Class A, 144A, 1 Month SOFR + 1.099% (Cap N/A, Floor 0.803%)
6.428%(c)	05/15/35	4,569	$4,556,495
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	9,705	9,642,863
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.299%(cc)	05/25/26	38,290	786,978
Series K093, Class XAM, IO
1.331%(cc)	05/25/29	51,135	2,544,887
Series K106, Class XAM, IO
1.705%(cc)	02/25/30	54,548	4,058,748
Series K734, Class X1, IO
0.777%(cc)	02/25/26	115,992	834,123
Series K736, Class XAM, IO
1.836%(cc)	07/25/26	63,677	1,921,116
Series K737, Class XAM, IO
1.120%(cc)	10/25/26	46,658	1,048,573
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	8,906	8,659,985
Series 2016-GS04, Class A3
3.178%	11/10/49	4,808	4,576,076
Series 2018-GS09, Class A3
3.727%	03/10/51	7,118	6,768,669
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	24,072	24,001,448
Series 2014-C24, Class A4A1
3.373%	11/15/47	14,042	13,952,372
Series 2015-C31, Class A3
3.801%	08/15/48	5,632	5,498,363
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A5
3.723%	03/15/50	6,750	6,414,748
Series 2017-JP06, Class A5
3.490%	07/15/50	5,010	4,661,832
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	8,137	7,669,355
Series 2017-C05, Class A5
3.694%	03/15/50	7,669	7,226,786
Series 2020-COR07, Class A5
2.180%	05/13/53	12,000	9,518,988
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	4,096	3,914,926
Series 2016-JP02, Class A4
2.822%	08/15/49	11,300	10,685,135
Series 2016-JP03, Class A4
2.627%	08/15/49	4,327	4,097,662
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A4
3.719%	07/15/50	9,375	9,166,243

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-C30, Class A4
2.600%	09/15/49	5,609	$5,326,970
Series 2016-C31, Class A4
2.840%	11/15/49	13,603	12,886,228
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4
3.779%(cc)	05/15/48	13,925	13,613,535
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	10,000	10,223,874
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	7,000	5,710,071
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A4
3.563%	10/15/50	8,100	7,426,379
Series 2018-C08, Class A3
3.720%	02/15/51	5,281	4,994,342
Series 2018-C10, Class A3
4.048%	05/15/51	1,988	1,896,211
Series 2018-C10, Class A4
4.313%	05/15/51	8,000	7,638,050
Series 2018-C12, Class A2
4.152%	08/15/51	247	242,417
Series 2018-C14, Class A3
4.180%	12/15/51	11,456	10,981,233
Series 2019-C17, Class A2
2.313%	10/15/52	1,203	1,197,981
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS01, Class A4
2.874%	05/15/48	6,948	6,861,004
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,704	14,819,557
Series 2016-NXS06, Class A4
2.918%	11/15/49	14,551	13,692,941
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	14,619,051
Series 2018-C44, Class A2
4.178%	05/15/51	8,529	8,283,199
Series 2020-C56, Class A4
2.194%	06/15/53	5,520	4,644,189

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $805,339,627)			802,476,130

CORPORATE BONDS — 26.6%
Aerospace & Defense — 0.8%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	2,330	2,314,606
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	2,650	2,270,740
3.250%	02/01/35	4,800	3,666,498
3.600%	05/01/34	3,160	2,541,952
5.150%	05/01/30	22,930	22,014,246

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Sr. Unsec’d. Notes, 144A
6.528%	05/01/34	37,352	$38,239,101

			71,047,143

Agriculture — 0.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	6,500	5,819,567
3.557%	08/15/27	1,509	1,431,953
6.343%	08/02/30	19,089	19,911,373
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,628	1,574,250
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/15/28(a)	12,447	12,343,816
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	3,100	3,063,668

			44,144,627

Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	3,000	2,926,350
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,815	2,801,458
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,215	1,174,283
4.625%	04/15/29	240	223,633

			7,125,724

Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	18,920	16,888,689
4.134%	08/04/25	9,025	8,855,728
4.950%	05/28/27	12,875	12,575,285
6.950%	03/06/26	15,825	16,086,455
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	3,385	3,546,597
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	7,912,604
Sr. Unsec’d. Notes
2.700%	06/10/31(a)	2,470	2,044,485
3.100%	01/12/32(a)	8,810	7,402,654
5.000%	04/09/27	8,805	8,716,474
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes
5.050%	05/16/29	12,340	12,381,414

			96,410,385

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks — 9.5%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, EMTN
3.250%(ff)	09/30/31	300	$278,388
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/11/29	1,005	959,461
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.625%(ff)	01/24/32(oo)	270	236,756
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	19,755	16,385,663
2.687%(ff)	04/22/32	13,055	11,039,500
4.571%(ff)	04/27/33(a)	37,239	35,123,153
5.288%(ff)	04/25/34	32,635	32,294,111
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,140	10,816,081
2.087%(ff)	06/14/29	8,760	7,772,774
3.824%(ff)	01/20/28	5,000	4,820,620
4.078%(ff)	04/23/40	2,365	2,008,380
Sub. Notes, MTN
4.200%	08/26/24	9,015	8,988,765
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	7,060	6,951,227
7.437%(ff)	11/02/33(a)	2,715	2,979,090
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	320	298,752
2.159%(ff)	09/15/29	2,350	2,048,930
3.375%	01/09/25	992	979,097
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	4,585	4,009,500
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	11,600	11,761,206
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32	1,570	1,291,373
3.057%(ff)	01/25/33	29,500	25,016,225
3.785%(ff)	03/17/33	28,099	25,046,601
Sub. Notes
4.450%	09/29/27	7,330	7,145,548
5.827%(ff)	02/13/35	28,265	28,016,691
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30(a)	4,025	3,966,697
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	425	392,294
2.552%(ff)	01/07/28	1,250	1,161,856
3.961%(ff)	11/26/25	200	198,247
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	3,760	3,452,633
2.615%(ff)	04/22/32	11,000	9,246,500
2.650%(ff)	10/21/32	1,975	1,642,469

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.615%(ff)	03/15/28	8,500	$8,125,784
3.814%(ff)	04/23/29	16,650	15,794,457
3.850%	01/26/27	240	231,945
6.484%(ff)	10/24/29	45,165	47,165,435
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	1,500	1,451,789
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	6,000	5,836,683
Sr. Unsec’d. Notes
1.040%(ff)	02/04/27	760	708,143
4.565%(ff)	06/14/30	57,895	56,200,897
5.350%(ff)	06/01/34(a)	13,000	12,943,186
6.254%(ff)	10/23/34	10,470	11,104,125
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28	14,500	13,458,071
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	31,450	30,577,530
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	4,760,459
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	10,710	8,860,187
2.943%(ff)	01/21/33	60,212	51,186,725
5.424%(ff)	07/21/34	20,000	19,893,522
5.831%(ff)	04/19/35	8,595	8,820,585
Sub. Notes, MTN
3.950%	04/23/27	655	632,606
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.037%(ff)	10/28/33(a)	45,000	46,384,832
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
3.337%(ff)	01/21/33	5,000	4,138,880
Sr. Preferred Notes, 144A, MTN
4.677%	06/15/27(a)	13,000	12,742,903
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	16,110	17,105,458
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35	18,900	18,988,450
5.836%(ff)	06/12/34	19,300	19,568,865
5.850%(ff)	10/21/33(a)	23,940	24,319,940
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	2,000	1,971,834
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	785	670,194
4.125%	09/24/25	5,370	5,264,906
4.488%(ff)	05/12/26	2,930	2,893,625
5.617%(ff)	09/13/30	11,245	11,270,145
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32	565	453,826

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5,000	$4,325,793
2.879%(ff)	10/30/30	12,770	11,321,752
3.526%(ff)	03/24/28	16,995	16,207,266
5.557%(ff)	07/25/34	36,880	36,874,930

			798,584,316

Building Materials — 0.0%
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29	350	343,219
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	322	313,882
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	640	640,000

			1,297,101

Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	7,475	7,449,010
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.550%	11/30/25	131	129,217
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN
5.875%	05/18/30	350	351,610
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	5,000	4,831,346

			12,761,183

Commercial Services — 0.1%
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	1,550	1,616,472
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	2,445	2,391,396
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	6,258,011
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	1,055	1,021,258

			11,287,137

Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32(a)	1,200	1,074,327

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28(a)	550	$560,312

Diversified Financial Services — 0.5%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	7,980	7,196,601
7.624%(ff)	10/30/31	15,005	16,504,420
LPL Holdings, Inc.,
Gtd. Notes
6.000%	05/20/34	17,930	17,888,610

			41,589,631

Electric — 2.9%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	7,132,700
4.700%	05/15/32	11,035	10,404,636
Ameren Illinois Co.,
First Mortgage
3.850%	09/01/32(a)	17,000	15,424,461
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes
7.750%	02/02/27	200	194,250
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	1,452,525
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)	3,850	3,405,177
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	466,661
5.000%	02/01/31	725	676,410
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series ai.
4.450%	10/01/32	9,050	8,562,906
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	1,942	1,853,535
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	9,910	9,488,480
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	2,500	2,373,027
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	426,085
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	17,760	15,211,188
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	410,045
Entergy Louisiana LLC,
Collateral Trust
3.250%	04/01/28	445	416,834

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	$10,418,700
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	11,735,135
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	1,250	1,237,174
Florida Power & Light Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27(a)	795	757,144
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	10,580	10,219,624
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	925	915,746
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	2,090,999
Light Servicos de Eletricidade SA/Light Energia SA (Brazil),
Gtd. Notes
4.375%	06/18/26(d)	200	97,500
Gtd. Notes, 144A
4.375%	06/18/26(d)	200	97,500
Pacific Gas & Electric Co.,
First Mortgage
6.400%	06/15/33	45,880	47,453,180
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,218,941
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	530	520,076
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27	10,790	10,999,667
5.950%	11/01/32(a)	37,960	39,231,965
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
3.750%	05/15/27	19,420	18,708,846
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,172,144
5.625%	02/15/27	3,000	2,949,727
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,580	2,576,634
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	1,530	1,431,248

			243,730,870

Energy-Alternate Sources — 0.0%
Azure Power Solar Energy Pvt. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
5.650%	12/24/24	351	345,735

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	2,513	$2,359,079
4.250%	10/31/26	7,622	7,325,428
5.500%	07/31/47	4,220	3,496,006

			13,180,513

Entertainment — 0.4%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32(a)	40,995	35,771,543

Foods — 0.3%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	21,645	21,359,925

Gas — 0.1%
Southern California Gas Co.,
Sr. Unsec’d. Notes
2.950%	04/15/27	10,820	10,186,084

Healthcare-Services — 0.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24(a)	1,000	991,657
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	3,360	3,028,164
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	239,388
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	8,980	8,185,106
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	2,600	2,409,251
6.750%	05/15/31	7,225	7,336,548
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31(a)	2,200	1,847,555
4.200%	05/15/32	32,077	30,176,525

			54,214,194

Home Furnishings — 0.0%
Panasonic Holdings Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.679%	07/19/24	1,000	998,597

Insurance — 0.1%
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	2,946,678
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	2,700	1,958,369
4.569%	02/01/29	2	1,951

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/27	500	$473,805

			5,380,803

Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32	450	397,828

Leisure Time — 0.1%
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	4,500	4,443,750
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
3.700%	03/15/28(a)	2,809	2,615,179

			7,058,929

Lodging — 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/27	21,516	21,458,263

Machinery-Diversified — 0.2%
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31	16,125	16,206,513

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29(a)	2,600	2,365,032
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	13,605	11,124,915
6.384%	10/23/35	5,822	5,675,433
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,510	1,227,062
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	7,172,313

			27,564,755

Mining — 0.2%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	4,360,382
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
3.250%	05/13/30	9,706	8,764,202
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	2,970	2,474,870

			15,599,454

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	9,685	$9,651,587

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	6,600	6,174,376

Oil & Gas — 1.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	18,000	15,289,895
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26	2,514	2,336,561
4.000%	01/15/31	5,490	4,975,431
6.000%	06/13/33	5,800	5,835,899
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	1,966
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	56,942	47,007,648
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30	1,575	1,690,498
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	26,670	27,897,645
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33	11,334	12,076,572
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	946	946,000
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	9,000	8,571,600
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,090	1,750,700
2.150%	01/15/31	5,110	4,291,877
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	1,750	1,484,397
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	15,970	15,649,766

			149,806,455

Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	4,225	4,247,636
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	1,150	1,153,181

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	12,590	$12,410,298

			17,811,115

Pharmaceuticals — 0.4%
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
5.000%	02/26/34(a)	7,491	7,447,724
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	22,945	20,486,614
4.875%	07/20/35	1,260	1,176,337
5.000%	12/01/24(a)	700	697,590
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	4,773	3,874,252

			33,682,517

Pipelines — 3.1%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	44,321	45,284,238
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	21,711	19,969,691
4.200%	04/15/27	1,510	1,464,624
4.950%	06/15/28	15,325	15,123,666
5.500%	06/01/27	5,000	5,015,733
5.550%	05/15/34	5,000	4,936,749
6.400%	12/01/30	3,395	3,567,675
6.550%	12/01/33	1,875	1,983,930
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	225	229,955
7.500%	06/01/30	225	239,797
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	8,090,079
4.950%	09/01/32(a)	23,226	22,215,527
5.500%	06/01/34	28,335	27,902,372
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	1,535	1,482,296
4.500%	03/15/50	3,135	2,479,826
6.100%	11/15/32	14,258	14,742,552
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	10,000	9,133,951
4.650%	10/15/25	2,185	2,154,971
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	18,585	16,726,594
5.200%	07/01/27	33,620	33,554,324
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	3,461,110

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	16,997	$14,372,089
4.650%	08/15/32	2,170	2,062,986

			256,194,735

Real Estate Investment Trusts (REITs) — 0.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	3,499	3,361,451
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
5.700%	07/01/34	6,410	6,300,805
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34	7,200	7,616,529
Realty Income Corp.,
Sr. Unsec’d. Notes
2.850%	12/15/32	150	123,686
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32	24,093	21,607,403
VICI Properties LP,
Sr. Unsec’d. Notes
4.750%	02/15/28	8,970	8,751,943
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	1,500	1,343,981

			49,105,798

Retail — 0.2%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32(a)	6,700	5,958,534
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	9,015	9,455,063

			15,413,597

Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28	1,555	1,470,475
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	13,058	12,564,213
Gtd. Notes, 144A
2.450%	02/15/31	5,390	4,538,538
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,153	923,115
3.187%	11/15/36	4,513	3,569,427
3.419%	04/15/33	47,900	41,282,971

			64,348,739

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36	3,300	$2,782,607

Telecommunications — 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.400%	02/15/34	11,790	11,790,382
CT Trust (Guatemala),
Sr. Sec’d. Notes
5.125%	02/03/32	200	176,700
Telefonica Moviles Chile SA (Chile),
Sr. Unsec’d. Notes
3.537%	11/18/31	430	329,246
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	11/15/31	10,715	8,756,867
2.550%	02/15/31	13,265	11,260,270
3.000%	02/15/41	525	375,189
3.875%	04/15/30	25,000	23,371,734
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	13,585	11,102,729

			67,163,117

Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	3,775	3,525,515

TOTAL CORPORATE BONDS (cost $2,249,288,200)			2,234,996,050

MUNICIPAL BONDS — 0.5%
Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	19,536,402

California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.132%	05/15/32	2,305	2,180,505

Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	3,026,705

Massachusetts — 0.0%
Massachusetts Clean Water Trust (The),
Revenue Bonds, BABs
5.192%	08/01/40	1,140	1,129,128

New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	6,824,396

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York (cont’d.)
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,815	$1,853,132

			8,677,528

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,248,981

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	519,870

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	3,933,344

Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	1,637,314

Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	2,356,958

TOTAL MUNICIPAL BONDS (cost $52,579,820)			44,246,735

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.6%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.160%(c)	09/25/35	1,273	1,102,425
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	35,311	34,847,265
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.885%(c)	10/25/41	2,250	2,260,013
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,107	1,041,684
GS Mortgage-Backed Securities Trust,
Series 2018-RPL01, Class A1A, 144A
3.750%	10/25/57	2,794	2,686,096
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.100%(c)	05/25/29	455	455,400
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	712	696,432

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.210%(c)	01/25/48	145	$141,129
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
6.110%(c)	06/25/57	486	470,405
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	1,171	1,094,081
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.460%(c)	10/25/59	432	439,366
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
4.422%(cc)	09/25/36	713	581,315

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $45,333,172)			45,815,611

SOVEREIGN BONDS — 0.6%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	490	412,059
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	02/22/29	600	579,375
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	700	695,800
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
0.625%	09/02/25	10,000	9,469,750
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,188,750
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	24,430	24,203,903
2.875%	10/17/29	15,600	13,885,253
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	900	717,187

TOTAL SOVEREIGN BONDS (cost $54,427,083)			52,152,077

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
Federal Home Loan Bank
4.250%	09/10/32	595	574,802
Federal Home Loan Mortgage Corp.
4.000%	06/01/26	6	6,260
4.000%	02/01/34	20	19,575
4.000%	10/01/37	195	187,213
4.000%	11/01/37	324	311,403
4.000%	12/01/37	90	86,859
4.000%	01/01/38	741	712,683
4.000%	02/01/38	287	276,026

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	03/01/38	29	$28,123
4.000%	04/01/38	9,658	9,286,813
4.000%	05/01/38	179	171,912
4.000%	05/01/38	4,197	4,036,276
4.000%	05/01/38	6,627	6,372,717
4.000%	06/01/38	3,072	2,953,749
4.000%	08/01/38	37,072	35,648,864
6.250%	07/15/32	8,600	9,630,914
6.750%	03/15/31	11,042	12,484,191
Federal National Mortgage Assoc.
2.500%	08/01/36(k)	152,499	137,938,601
3.500%	TBA	500	442,500
4.000%	11/01/25	12	11,328
4.000%	11/01/29	6	6,188
4.000%	04/01/33	6,996	6,777,654
4.000%	07/01/33	19	18,362
4.000%	08/01/33	16	15,799
4.000%	11/01/37	288	276,871
4.000%	12/01/37	174	167,752
4.000%	01/01/38	906	871,607
4.000%	02/01/38	1,185	1,139,213
4.000%	03/01/38	142	136,754
4.000%	03/01/38	2,112	2,032,284
4.000%	03/01/38	2,935	2,822,573
4.000%	04/01/38	1,383	1,330,021
4.000%	04/01/38	65,181	62,678,572
4.000%	05/01/38	17,681	17,001,899
4.000%	07/01/38	40,216	38,671,624
4.000%	08/01/38	8,497	8,170,490
5.000%	TBA	34,500	33,341,016
5.000%	08/01/52	1,712	1,658,289
5.500%	TBA	69,000	68,048,555
6.625%	11/15/30(k)	28,570	31,907,632
Freddie Mac Strips
5.389%(s)	07/15/32	3,000	2,059,172
Government National Mortgage Assoc.
4.000%	08/20/52	30,422	28,112,295
Resolution Funding Corp. Principal Strips
4.545%(s)	01/15/30	9,000	6,961,125
5.167%(s)	04/15/30	3,000	2,293,069
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	220	178,676

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $545,134,344)			537,858,301

U.S. TREASURY OBLIGATIONS — 6.5%
U.S. Treasury Bonds
3.375%	11/15/48	4,125	3,350,273
4.750%	11/15/43	1,390	1,408,895
U.S. Treasury Notes
2.750%	08/15/32	15,000	13,347,656
4.000%	02/15/34	8,850	8,592,797
4.125%	03/31/29	80,000	79,193,750
4.625%	09/30/30(k)	59,220	60,066,661
U.S. Treasury Strips Coupon
2.377%(s)	08/15/45	1,705	617,064
2.544%(s)	11/15/45	4,405	1,575,132
3.861%(s)	11/15/41	72,865	31,653,581

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.038%(s)	08/15/41	92,600	$40,841,664
4.323%(s)	05/15/41	156,300	69,974,777
4.509%(s)	02/15/41	215,000	97,598,242
4.734%(s)	11/15/43	2,095	822,533
4.819%(s)	08/15/40	297,180	138,502,133

TOTAL U.S. TREASURY OBLIGATIONS (cost $568,215,798)			547,545,158

TOTAL LONG-TERM INVESTMENTS (cost $8,112,906,554)			8,328,704,288

		Shares
SHORT-TERM INVESTMENTS — 2.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wa)		122,428,570	122,428,570
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $84,800,089; includes $84,425,578 of cash collateral for securities on loan)(b)(wa)		84,871,183	84,820,260

TOTAL SHORT-TERM INVESTMENTS (cost $207,228,659)			207,248,830

TOTAL INVESTMENTS—101.5% (cost $8,320,135,213)			8,535,953,118
Liabilities in excess of other assets(z) — (1.5)%			(128,568,450)

NET ASSETS — 100.0%			$8,407,384,668

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $82,433,680; cash collateral of $84,425,578 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date. (s) Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
842	3 Month CME SOFR	Sep. 2024	$199,243,513	$(210,495)
167	5 Year U.S. Treasury Notes	Sep. 2024	17,798,548	1,100
27,665	10 Year U.S. Treasury Notes	Sep. 2024	3,042,717,873	19,767,436
11,058	10 Year U.S. Ultra Treasury Notes	Sep. 2024	1,255,428,563	8,936,585

				28,494,626

Short Positions:
5,449	2 Year U.S. Treasury Notes	Sep. 2024	1,112,787,969	(2,066,385)
315	3 Year U.S. Treasury Notes	Sep. 2024	65,515,078	(295,516)
9,276	20 Year U.S. Treasury Bonds	Sep. 2024	1,097,466,750	(8,966,195)

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Futures contracts outstanding at June 30, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
2,028	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	$254,197,125	$(2,262,156)

				(13,590,252)

				$14,904,374

Credit default swap agreement outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	284,830	$(6,408,820)	$(5,916,215)	$492,605

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$61,211,220

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Fixed Income	$2,969,094,225	$—	$—
Asset-Backed Securities
Automobiles	—	312,355,104	—
Collateralized Loan Obligations	—	724,281,071	—
Consumer Loans	—	46,637,266	—
Credit Cards	—	2,602,523	—
Home Equity Loans	—	4,080,479	—
Residential Mortgage-Backed Securities	—	4,563,558	—
Commercial Mortgage-Backed Securities	—	802,476,130	—
Corporate Bonds	—	2,234,996,050	—
Municipal Bonds	—	44,246,735	—
Residential Mortgage-Backed Securities	—	45,815,611	—
Sovereign Bonds	—	52,152,077	—
U.S. Government Agency Obligations	—	537,858,301	—
U.S. Treasury Obligations	—	547,545,158	—
Short-Term Investments
Affiliated Mutual Funds	207,248,830	—	—

Total	$3,176,343,055	$5,359,610,063	$—

Other Financial Instruments*
Assets
Futures Contracts	$28,705,121	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	492,605	—

Total	$28,705,121	$492,605	$—

Liabilities
Futures Contracts	$(13,800,747)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	37.8%
Commercial Mortgage-Backed Securities	9.5
Banks	9.5
Collateralized Loan Obligations	8.6
U.S. Treasury Obligations	6.5
U.S. Government Agency Obligations	6.4
Automobiles	3.7
Pipelines	3.1
Electric	2.9
Oil & Gas	1.8
Auto Manufacturers	1.1
Aerospace & Defense	0.8
Telecommunications	0.8
Semiconductors	0.8
Residential Mortgage-Backed Securities	0.7
Healthcare-Services	0.6

Sovereign Bonds	0.6%
Real Estate Investment Trusts (REITs)	0.6
Consumer Loans	0.6
Municipal Bonds	0.5
Agriculture	0.5
Diversified Financial Services	0.5
Entertainment	0.4
Pharmaceuticals	0.4
Media	0.3
Lodging	0.3
Foods	0.3
Packaging & Containers	0.2
Machinery-Diversified	0.2
Mining	0.2
Retail	0.2
Engineering & Construction	0.2
Chemicals	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Industry Classification (continued):

Commercial Services	0.1%
Gas	0.1
Multi-National	0.1
Airlines	0.1
Leisure Time	0.1
Office/Business Equipment	0.1
Insurance	0.1
Home Equity Loans	0.0	*
Transportation	0.0	*
Software	0.0	*
Credit Cards	0.0	*
Building Materials	0.0	*

Cosmetics/Personal Care	0.0	*%
Home Furnishings	0.0	*
Distribution/Wholesale	0.0	*
Internet	0.0	*
Energy-Alternate Sources	0.0	*

	101.5
Liabilities in excess of other assets	(1.5)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$492,605	*	—	$—
Interest rate contracts	Due from/to broker-variation margin futures	28,705,121	*	Due from/to broker-variation margin futures	13,800,747	*

		$29,197,726			$13,800,747

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(1,386,929)
Interest rate contracts	(58,905,668)	—

Total	$(58,905,668)	$(1,386,929)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$1,765,447
Interest rate contracts	(10,214,321)	—

Total	$(10,214,321)	$1,765,447

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$5,244,066,182

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$2,776,969,056
Credit Default Swap Agreements - Buy Protection (1)	418,966,667

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$82,433,680	$(82,433,680)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $82,433,680:
Unaffiliated investments (cost $5,409,370,322)	$5,359,610,063
Affiliated investments (cost $2,910,764,891)	3,176,343,055
Dividends and interest receivable	46,218,482
Receivable for investments sold	9,209,541
Due from broker-variation margin futures	2,735,510
Receivable for Portfolio shares sold	2,561,757
Due from broker-variation margin swaps	24,576
Prepaid expenses and other assets	159,620

Total Assets	8,596,862,604

LIABILITIES
Payable for investments purchased	102,770,526
Payable to broker for collateral for securities on loan	84,425,578
Management fee payable	1,397,913
Accrued expenses and other liabilities	576,468
Distribution fee payable	294,122
Trustees’ fees payable	11,909
Payable for Portfolio shares purchased	713
Affiliated transfer agent fee payable	707

Total Liabilities	189,477,936

NET ASSETS	$8,407,384,668

Net assets were comprised of:
Partners’ Equity	$8,407,384,668

Net asset value and redemption price per share, $8,407,384,668 / 967,555,396 outstanding shares of beneficial interest	$8.69

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$155,629,351
Affiliated dividend income	7,204,063
Affiliated income from securities lending, net	99,817

Total income	162,933,231

EXPENSES
Management fee	22,158,084
Distribution fee	11,786,088
Custodian and accounting fees	266,317
Trustees’ fees	90,389
Professional fees	45,888
Audit fee	29,990
Shareholders’ reports	6,292
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	171,182

Total expenses	34,558,725
Less: Fee waiver and/or expense reimbursement	(23,572)
Distribution fee waiver	(1,793,780)

Net expenses	32,741,373

NET INVESTMENT INCOME (LOSS)	130,191,858

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $58,267,375)	81,747,382
Futures transactions	(58,905,668)
Swap agreements transactions	(1,386,929)

21,454,785

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(41,584,739))	(131,125,770)
Futures	(10,214,321)
Swap agreements	1,765,447

(139,574,644)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(118,119,859)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,071,999

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$130,191,858	$413,866,007
Net realized gain (loss) on investment transactions	21,454,785	118,438,070
Net change in unrealized appreciation (depreciation) on investments	(139,574,644)	681,990,288

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,071,999	1,214,294,365

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [320,689,670 and 2,000,767,329 shares, respectively]	2,726,384,734	16,350,098,589
Portfolio shares purchased [553,692,519 and 2,683,592,620 shares, respectively]	(4,780,326,471)	(22,495,128,957)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(2,053,941,737)	(6,145,030,368)

TOTAL INCREASE (DECREASE)	(2,041,869,738)	(4,930,736,003)
NET ASSETS:
Beginning of period	10,449,254,406	15,379,990,409

End of period	$8,407,384,668	$10,449,254,406

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$8.70		$8.17	$9.48	$9.69	$8.32	$7.48

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.26	0.23	0.27	0.20	0.23
Net realized and unrealized gain (loss) on investment transactions	(0.13	)(b)	0.27	(1.54)	(0.48)	1.17	0.61

Total from investment operations	(0.01)		0.53	(1.31)	(0.21)	1.37	0.84

Net Asset Value, end of period	$8.69		$8.70	$8.17	$9.48	$9.69	$8.32

Total Return(c)	(0.11)%		6.49%	(13.82)%	(2.17)%	16.47%	11.23%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,407		$10,449	$15,380	$1,715	$2,107	$2,724
Average net assets (in millions)	$9,481		$13,314	$8,953	$1,755	$7,096	$4,296
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.69	%(e)	0.69%	0.69%	0.72%	0.69%	0.73%
Expenses before waivers and/or expense reimbursement	0.73	%(e)	0.73%	0.73%	0.76%	0.75%	0.77%
Net investment income (loss)	2.76	%(e)	3.11%	2.76%	2.83%	2.20%	2.89%
Portfolio turnover rate(f)(g)	44%		195%	299%	75%	778%	130%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.1%
ASSET-BACKED SECURITIES — 0.9%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	01/19/35	40,000	$40,000,000
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.760%(c)	10/15/34	42,500	42,521,250
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)
6.340%(c)	04/15/29	14,712	14,722,666

TOTAL ASSET-BACKED SECURITIES (cost $97,163,982)			97,243,916

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.3%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	12,743	12,224,466
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	12,296,133
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	24,861	23,538,358
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	13,585	13,276,456
Series 2015-GC33, Class A3
3.515%	09/10/58	18,252	17,901,691
Series 2016-C01, Class A3
2.944%	05/10/49	19,879	19,016,852
Series 2016-C02, Class A3
2.575%	08/10/49	16,907	16,031,320
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	33,174,274
Series 2016-P06, Class A4
3.458%	12/10/49	4,877	4,656,751
Series 2017-P07, Class A3
3.442%	04/14/50	17,818	16,930,603
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	15,286,107
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	207	206,643
Series 2015-CR26, Class A3
3.359%	10/10/48	14,574	14,214,893
Series 2015-LC21, Class A3
3.445%	07/10/48	10,856	10,673,224
Series 2016-COR01, Class A3
2.826%	10/10/49	24,738	23,423,355
Series 2017-COR02, Class A2
3.239%	09/10/50	38,294	36,022,974
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	16,469	16,206,829

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	$14,433,414
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,811	8,435,347
Series 2016-C03, Class A4
2.632%	08/10/49	10,641	10,099,576
Series 2017-C06, Class A3
3.269%	06/10/50	27,780	27,602,694
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	19,494	18,635,723
Series 2016-GS03, Class A3
2.592%	10/10/49	22,900	21,709,902
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A4
3.551%	07/15/48	11,325	11,095,626
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	46,090,313
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	10,730	10,256,169
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	15,008	14,733,783
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	9,765	9,246,065
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	9,413,076
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	23,902,090
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	8,777	8,626,230
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	14,732,571
Series 2016-C35, Class A3
2.674%	07/15/48	22,106	21,054,721
Series 2016-LC24, Class A3
2.684%	10/15/49	29,805	28,294,594
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	18,999,300
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	13,902,807
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	26,828,811
Series 2019-C51, Class A3
3.055%	06/15/52	33,002	29,783,375

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $713,254,888)			672,957,116

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 88.0%
Aerospace & Defense — 1.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34(a)	15,951	$12,831,224
3.625%	03/01/48	10,905	7,015,133
3.650%	03/01/47	8,861	5,771,057
3.750%	02/01/50	4,050	2,657,274
3.850%	11/01/48	6,466	4,313,965
3.900%	05/01/49	17,990	12,088,144
3.950%	08/01/59	8,125	5,176,390
5.805%	05/01/50	30,140	27,212,484
5.930%	05/01/60	56,888	50,895,934
7.875%	04/15/43	13,929	15,695,312
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	2,559,830
5.700%	11/15/54	11,875	12,209,311
5.900%	11/15/63	7,625	8,014,701
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	448,124
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	2,087,153
RTX Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	3,050	2,283,562
4.150%	05/15/45	1,150	928,509
4.875%	10/15/40	1,320	1,203,505
6.400%	03/15/54	9,581	10,454,577

			183,846,189

Agriculture — 0.5%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41(a)	4,220	3,037,738
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	3,987	3,783,429
4.390%	08/15/37	39,700	33,494,402
4.700%	04/02/27	5,130	5,050,143
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	2,240	2,186,033
5.850%	08/15/45	6,490	6,001,577
7.000%	08/04/41	3,275	3,366,757
8.125%	05/01/40	650	736,572

			57,656,651

Airlines — 0.6%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,174	2,125,713
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	6,690	6,315,736

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29(a)	2,627	$2,490,584
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	3,467	3,274,990
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29(a)	14,229	13,098,905
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25(a)	1,035	1,022,683
4.750%	10/20/28	2,645	2,580,065
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	7,520	7,483,825
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	104	102,062
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	874	846,852
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	2,894	2,792,469
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	15,328	13,968,848
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	4,175	3,890,281

			59,993,013

Auto Manufacturers — 1.5%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	968	1,104,736
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)	5,650	4,674,679
4.750%	01/15/43(a)	6,670	5,400,151
7.750%	06/15/43	1,510	1,661,192
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.271%	01/09/27	1,775	1,710,024
4.687%	06/09/25	34,740	34,343,801
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	3,785	3,540,662
5.150%	04/01/38	3,890	3,577,049
5.200%	04/01/45(a)	22,128	19,416,219
6.250%	10/02/43	33,371	33,236,647
6.600%	04/01/36	13,335	13,971,600
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	01/15/25(a)	372	368,332
4.000%	10/06/26	6,525	6,318,165

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
4.300%	07/13/25		440	$434,099
4.350%	01/17/27		3,320	3,233,506
5.250%	03/01/26		11,130	11,067,284
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	15,330,480

				159,388,626

Auto Parts & Equipment — 0.1%
Aptiv PLC,
Gtd. Notes
3.100%	12/01/51(a)		15,000	9,089,274

Banks — 10.2%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		4,400	4,143,205
5.294%	08/18/27		8,200	8,143,349
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(oo)		1,750	1,748,334
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(a)(oo)		3,315	3,296,503
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28		22,418	21,075,311
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		99,540	69,593,502
2.884%(ff)	10/22/30		11,865	10,562,886
3.194%(ff)	07/23/30(a)		5,180	4,701,178
3.824%(ff)	01/20/28		67,232	64,819,986
4.083%(ff)	03/20/51		38,060	30,401,698
4.271%(ff)	07/23/29(a)		3,600	3,467,965
4.443%(ff)	01/20/48		10,675	9,102,371
Sub. Notes
6.110%	01/29/37		1,000	1,039,141
Sub. Notes, MTN
4.450%	03/03/26		18,340	18,029,226
Sub. Notes, Series L, MTN
3.950%	04/21/25		10,185	10,036,756
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(a)(oo)		11,245	10,828,260
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		6,505	6,404,778
4.375%	01/12/26(a)		10,555	10,380,559
Sub. Notes
5.088%(ff)	06/20/30		7,790	7,448,383
7.119%(ff)	06/27/34(a)		4,210	4,455,999
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.871%(ff)	04/19/32		10,000	8,364,220
3.132%(ff)	01/20/33		20,330	17,073,817
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		4,685	4,629,918
5.335%(ff)	06/12/29(a)		15,725	15,716,535

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series U
5.000%(ff)	09/12/24(oo)	32,500	$32,338,894
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	22,970	22,461,650
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	3,750	3,554,592
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	24,735	20,611,470
2.904%(ff)	11/03/42(a)	5,420	3,776,947
3.668%(ff)	07/24/28	34,800	33,168,627
3.700%	01/12/26(a)	1,800	1,753,321
3.887%(ff)	01/10/28	385	371,823
5.875%	01/30/42	4,115	4,221,817
6.875%	02/15/98	2,825	3,200,458
8.125%	07/15/39(a)	2,000	2,498,342
Sub. Notes
4.400%	06/10/25(a)	5,400	5,325,870
4.450%	09/29/27	3,905	3,806,735
4.600%	03/09/26	425	418,239
4.750%	05/18/46	1,045	895,921
5.827%(ff)	02/13/35	445	441,091
6.174%(ff)	05/25/34	1,815	1,846,125
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	4,260	3,932,166
2.552%(ff)	01/07/28	1,022	949,934
Sub. Notes
3.729%(ff)	01/14/32	11,800	9,953,522
3.742%(ff)	01/07/33	8,930	7,307,824
7.079%(ff)	02/10/34	3,155	3,198,230
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,205	2,106,026
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%(ff)	07/21/42	4,500	3,160,097
3.210%(ff)	04/22/42	7,183	5,321,248
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	5,260	5,090,941
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.550%(ff)	03/19/35	5,600	5,502,529
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29	15,500	14,279,504
Sub. Notes, 144A
4.950%(ff)	06/01/42	4,505	3,348,093
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%
8.168%(c)	08/01/24(a)(oo)	4,400	4,433,325
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	32,730	32,650,600
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	15,730	15,522,946

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	26,715	$25,987,832
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29	2,035	1,810,008
2.525%(ff)	11/19/41	34,035	23,227,605
3.157%(ff)	04/22/42	15,586	11,569,083
3.328%(ff)	04/22/52	30,890	21,778,665
3.782%(ff)	02/01/28	5,000	4,817,349
3.882%(ff)	07/24/38	42,267	36,269,060
3.897%(ff)	01/23/49(a)	3,000	2,364,301
3.964%(ff)	11/15/48	57,900	46,020,497
4.005%(ff)	04/23/29	11,035	10,560,485
4.032%(ff)	07/24/48	3,525	2,836,571
4.260%(ff)	02/22/48	31,042	26,014,363
4.452%(ff)	12/05/29	1,500	1,455,557
Sub. Notes
4.125%	12/15/26(a)	9,450	9,204,677
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	10,000	9,611,867
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	4,550	3,410,477
3.625%	01/20/27(a)	2,600	2,506,588
4.457%(ff)	04/22/39	8,035	7,181,486
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26(a)	589	575,768
4.431%(ff)	01/23/30	27,100	26,198,489
5.597%(ff)	03/24/51	33,500	33,888,506
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32(a)	12,595	10,121,865
3.971%(cc)	07/22/38	17,130	14,500,790
4.375%	01/22/47(a)	3,800	3,253,295
6.375%	07/24/42(a)	20,875	22,948,532
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30(a)	6,090	5,812,608
Societe Generale SA (France),
Gtd. Notes, 144A, MTN
3.625%	03/01/41(a)	16,230	10,916,472
Sr. Non-Preferred Notes, 144A
2.226%(ff)	01/21/26	10,136	9,914,335
Sr. Non-Preferred Notes, 144A, MTN
2.625%	01/22/25	9,864	9,676,180
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	09/01/24(oo)	18,520	18,191,248
UBS AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	495	492,962
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	1,665	1,641,552
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	500	465,625
3.126%(ff)	08/13/30	15,000	13,435,731
3.869%(ff)	01/12/29	12,455	11,758,540

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.125%	09/24/25	3,499	$3,430,522
4.282%	01/09/28(a)	7,135	6,844,453
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.611%(ff)	04/25/53	12,450	10,651,696
5.013%(ff)	04/04/51	5,200	4,740,646
Sub. Notes, GMTN
4.900%	11/17/45	8,905	7,751,503
Sub. Notes, MTN
4.650%	11/04/44	3,135	2,648,262
4.750%	12/07/46	13,680	11,581,781

			1,090,980,619

Beverages — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36(a)	42,615	40,606,573
4.900%	02/01/46	100,234	92,107,087
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	32,950	29,991,542
4.439%	10/06/48	20,305	17,381,123
4.600%	04/15/48	737	651,895
4.950%	01/15/42	1,540	1,443,732
5.550%	01/23/49(a)	46,306	46,651,177
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25(a)	21,850	21,589,284
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	22,929	21,350,145

			271,772,558

Biotechnology — 0.8%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26(a)	800	757,988
2.770%	09/01/53	7,393	4,418,150
4.400%	05/01/45	18,243	15,343,697
4.663%	06/15/51	17,165	14,646,564
5.150%	11/15/41	6,183	5,766,287
5.600%	03/02/43	17,695	17,436,089
5.650%	03/02/53	6,875	6,774,426
5.750%	03/02/63	12,400	12,157,272
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,177	1,162,448
4.500%	02/01/45	4,586	3,961,153

			82,424,074

Building Materials — 0.8%
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25(a)	6,850	6,733,132

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	$4,459,248
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,552,622
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,125	1,125,000
4.250%	12/15/47	2,150	1,746,991
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	2,550,776
4.200%	12/01/24	4,868	4,834,031
4.300%	07/15/47	6,279	5,044,813
4.400%	01/30/48	11,815	9,529,096
7.000%	12/01/36	22,334	24,790,487
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	3,878	3,540,872
4.500%	06/15/47	16,084	13,400,521
4.700%	03/01/48	2,117	1,834,234

			81,141,823

Chemicals — 3.5%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	21,248	18,522,280
5.150%	03/15/34(a)	20,126	19,306,053
5.375%	03/15/44(a)	24,200	22,198,873
Gtd. Notes, 144A
4.500%	12/01/26	20,768	20,268,780
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34(a)	4,622	4,218,379
4.800%	05/15/49	3,720	3,168,738
5.550%	11/30/48	20,500	19,466,337
6.900%	05/15/53	31,100	34,565,684
9.400%	05/15/39	351	464,569
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	2,841	2,920,003
5.419%	11/15/48	10,500	10,876,949
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	1,627	1,463,921
4.500%	10/01/49(a)	8,899	6,790,869
6.375%	05/18/53(a)	42,360	42,005,465
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31	24,321	19,905,541
4.500%	05/01/29	21,700	20,557,584
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	6	5,450

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	14,014	$10,245,001
3.625%	04/01/51	11	7,560
4.200%	10/15/49(a)	4,796	3,679,166
4.200%	05/01/50(a)	20,265	15,405,416
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	8,506	8,043,519
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	7,241	6,421,907
4.200%	04/01/29	735	703,441
4.900%	06/01/43	1,200	1,067,016
5.000%	04/01/49	6,652	5,867,572
5.250%	01/15/45	4,832	4,456,470
5.625%	12/01/40	1,985	1,914,248
5.800%	03/27/53(a)	42,220	41,651,786
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	2,054,564
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	610,113
Westlake Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/61	2,349	1,422,615
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28(a)	19,450	18,958,888

			369,214,757

Coal — 0.6%
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30(a)	5,819	5,396,574
5.200%	03/01/42	3,060	2,716,566
5.400%	02/01/43	42,680	38,644,350
6.000%	08/15/40(a)	6,627	6,513,727
6.125%	10/01/35	6,741	6,875,338

			60,146,555

Commercial Services — 1.4%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	2,152,329
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	4,800	4,590,002
4.200%	11/01/46	32,800	26,827,342
4.500%	02/15/45	8,460	7,352,543
5.625%	03/15/42	1,000	1,001,566
7.000%	10/15/37(a)	3,623	4,096,499
Experian Finance PLC,
Gtd. Notes, 144A
2.750%	03/08/30	4,050	3,572,088

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	$2,741,535
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,050	1,029,135
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	9,763,002
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116(a)	370	272,408
4.678%	07/01/2114	12,715	11,266,238
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44(a)	2,800	2,651,612
Unsec’d. Notes, Series 2017
3.662%	12/01/57	17,262	13,095,695
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29(a)	9,200	8,298,805
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	429	417,824
Unsec’d. Notes
5.625%	10/01/38	17,500	18,538,264
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	2,115,097
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	3,682,689
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39	3,000	3,195,971
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	6,127,323
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48	6,475	4,992,679
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	3,000	2,427,385
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54(a)	6,100	4,672,155
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55(a)	3,500	2,805,751

			147,685,937

Computers — 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	3,024	2,090,457
2.650%	05/11/50	3,495	2,231,826
2.700%	08/05/51(a)	40,215	25,519,484

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
2.850%	08/05/61	77,200	$47,470,827
2.950%	09/11/49	6,855	4,681,846
3.750%	09/12/47	4,900	3,909,333
3.850%	08/04/46	35,120	28,663,316
3.950%	08/08/52(a)	3,795	3,080,700
4.650%	02/23/46	5,286	4,877,886
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30	1,875	1,771,912

			124,297,587

Distribution/Wholesale — 0.0%
Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A
4.650%	04/20/32	5,090	4,799,902

Electric — 13.3%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	5,450	3,903,104
3.950%	06/01/28	6,240	5,926,504
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	6,976,174
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	2,591,858
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	1,979,886
3.750%	12/01/47	10,015	7,413,943
3.800%	06/15/49	10,675	7,871,525
4.000%	12/01/46	5,000	3,966,380
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44	4,500	3,695,032
Ameren Illinois Co.,
First Mortgage
2.900%	06/15/51	2,810	1,757,891
3.700%	12/01/47	12,200	9,106,658
4.500%	03/15/49	1,155	986,313
5.900%	12/01/52	2,310	2,382,173
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	6,337,646
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	5,301,114
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	11,020	10,891,192
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47	18,010	13,458,554
4.250%	09/15/48	14,575	11,722,840
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.500%	02/01/45	9,990	8,699,702
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	10,260	8,908,758

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49(a)	8,960	$6,431,715
4.250%	11/01/28	1,095	1,045,119
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	8,705,560
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	9,142,582
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	4,495	4,048,353
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50(a)	18,764	12,008,030
3.650%	06/15/46	18,950	14,069,316
3.700%	03/01/45	4,751	3,613,085
3.800%	10/01/42(a)	3,615	2,844,222
4.000%	03/01/48	4,598	3,574,367
4.000%	03/01/49	4,240	3,279,485
4.350%	11/15/45	5,560	4,662,277
4.600%	08/15/43	2,000	1,745,734
First Mortgage, Series 123
3.750%	08/15/47	10,400	7,823,117
First Mortgage, Series 127
3.200%	11/15/49	4,455	2,964,397
First Mortgage, Series 130
3.125%	03/15/51(a)	805	524,907
First Mortgage, Series 131
2.750%	09/01/51(a)	4,175	2,490,936
Connecticut Light & Power Co. (The),
First Mortgage
5.250%	01/15/53	9,820	9,382,823
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	625	478,398
3.950%	03/01/43(a)	4,905	3,915,628
5.700%	06/15/40	2,120	2,113,942
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	2,785	2,191,698
Consumers Energy Co.,
First Mortgage
3.750%	02/15/50	3,500	2,664,240
4.350%	04/15/49	1,550	1,306,543
4.350%	08/31/64	6,840	5,272,853
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	3,000	2,927,259
6.250%	10/15/53	990	1,064,252
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	12/01/44	4,774	4,040,427
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30(a)	5,173	4,672,339
4.050%	09/15/42	1,340	1,049,045
4.900%	08/01/41	8,810	7,750,846

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	$13,642,334
3.700%	06/01/46	1,305	995,479
3.750%	08/15/47	7,900	5,984,221
3.950%	06/15/42	5,800	4,601,736
4.300%	07/01/44	3,975	3,366,034
General Ref. Mortgage, Series A
4.000%	04/01/43	3,535	2,900,575
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	13,330	13,214,845
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	39,520	26,486,911
3.450%	04/15/51	380	265,136
3.700%	12/01/47	4,556	3,342,169
3.950%	03/15/48	7,724	5,946,513
4.250%	12/15/41(a)	12,900	10,796,596
6.050%	04/15/38	2,505	2,608,190
First Ref. Mortgage
2.950%	12/01/26	14,955	14,252,317
3.750%	06/01/45	20,780	15,626,584
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	5,604,507
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	5,808,553
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	9,293	8,786,347
6.450%	04/01/39	7,100	7,647,059
First Mortgage, Series WWW
4.900%	07/15/43	7,564	6,753,463
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	15,018,481
4.100%	03/15/43	1,200	969,386
4.150%	12/01/44	4,802	3,856,849
5.700%	04/01/35	500	500,749
6.125%	09/15/33	4,400	4,586,976
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	4,053,426
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%(cc)	07/12/28	4,580	4,034,557
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,176,907
4.200%	09/01/48	61,138	48,445,145
4.200%	04/01/50	530	416,296
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	3,123	2,299,780

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	18,180	$12,941,285
4.500%	03/30/39	15,760	13,854,577
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	6,685	4,449,374
3.450%	04/15/50	4,420	3,041,624
4.100%	04/01/43	3,000	2,429,889
4.125%	03/01/42	3,010	2,480,002
4.250%	12/01/45	4,365	3,570,293
4.625%	09/01/43	2,780	2,361,493
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	4,348,976
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	5,390	4,449,574
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	16,140,602
3.600%	06/01/29	10,000	9,295,666
4.000%	04/15/25(a)	10,000	9,835,898
4.300%	01/15/29	6,315	6,069,400
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	10,400,308
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51(a)	4,622	2,935,724
3.700%	12/01/47	3,870	2,927,609
3.950%	03/01/48	22,070	17,376,273
3.990%	03/01/49	22,600	17,878,665
4.050%	10/01/44	4,104	3,363,770
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	4,491,964
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42(a)	5,803	4,928,850
4.300%	03/15/43	10,900	9,063,874
5.400%	06/01/40	3,109	2,971,513
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	1,712,104
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51(a)	4,995	3,390,076
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	6,073,821
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	11,030,617
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	571,420

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30	4,290	$3,984,057
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	9,857,366
5.300%	07/01/43	1,000	916,282
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29(a)	12,000	11,344,451
3.650%	08/01/48	22,370	16,760,103
4.250%	05/01/46	4,500	3,705,877
4.250%	07/15/49	10,200	8,383,321
4.400%	10/15/44	18,980	16,104,122
Nevada Power Co.,
General Ref. Mortgage
6.000%	03/15/54	9,037	9,176,606
General Ref. Mortgage, Series CC
3.700%	05/01/29(a)	8,350	7,870,390
General Ref. Mortgage, Series GG
5.900%	05/01/53	184	183,729
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	6,525	4,855,904
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	1,208,904
3.400%	08/15/42	8,450	6,385,173
3.600%	05/15/46	17,056	12,623,369
3.600%	09/15/47	11,350	8,259,597
4.000%	08/15/45	4,830	3,821,325
4.125%	05/15/44	8,520	6,935,671
5.650%	06/15/54	5,405	5,395,750
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27(a)	794	792,482
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	3,368,235
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	7,085,303
4.550%	03/15/44	1,325	1,125,929
Oncor Electric Delivery Co. LLC,
First Mortgage
2.700%	11/15/51	3,045	1,818,985
Sr. Sec’d. Notes
3.700%	05/15/50	27,148	20,034,276
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40	2,185	1,553,724
3.950%	12/01/47(a)	36,215	25,893,357
4.000%	12/01/46	22,088	15,878,721
4.250%	03/15/46	10,000	7,520,594
4.300%	03/15/45	10,000	7,651,929
4.500%	07/01/40	28,445	23,446,130
4.750%	02/15/44	8,542	6,981,726

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
4.950%	07/01/50	14,341	$11,843,905
PacifiCorp,
First Mortgage
2.700%	09/15/30	8,309	7,207,592
4.125%	01/15/49	39,567	30,029,070
4.150%	02/15/50	9,375	7,158,300
5.350%	12/01/53	18,503	16,799,131
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	3,767,113
3.000%	09/15/49	3,922	2,575,944
3.050%	03/15/51	1,200	778,730
3.700%	09/15/47	3,840	2,905,722
3.900%	03/01/48	10,494	8,097,120
4.600%	05/15/52	1,545	1,321,643
First Ref. Mortgage
4.800%	10/15/43	1,575	1,405,311
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	4,105	2,720,258
3.950%	06/01/47	5,845	4,632,224
4.125%	06/15/44	4,450	3,677,720
5.250%	05/15/53	17,865	17,030,445
6.250%	05/15/39	500	535,701
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	25,958,149
7.750%	03/01/31	8,824	9,893,783
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	6,824,313
3.700%	06/15/28	2,000	1,897,995
4.100%	06/15/48	4,735	3,618,850
4.300%	03/15/44	165	134,153
5.250%	04/01/53	6,550	5,994,007
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
4.000%	06/01/44	2,000	1,589,800
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	16,583,550
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
4.434%	11/15/41	1,787	1,492,414
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	31,545	25,453,379
5.350%	05/15/35	6,997	6,932,348
5.350%	05/15/40	773	735,846
6.000%	06/01/39	5,700	6,019,865
First Mortgage, Series TTT
4.100%	06/15/49	5,875	4,622,952
Sempra,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	13,937,748
3.400%	02/01/28	19,265	18,122,361
3.700%	04/01/29	2,079	1,946,236

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sierra Pacific Power Co.,
General Ref. Mortgage
5.900%	03/15/54	5,000	$4,980,699
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	26,242	18,656,477
First Ref. Mortgage
4.000%	04/01/47	28,115	21,516,153
4.050%	03/15/42	7,200	5,762,905
4.650%	10/01/43	1,950	1,675,876
5.500%	03/15/40	11,962	11,523,221
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	5,000	3,879,179
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	3,161,530
4.125%	03/01/48	5,150	3,998,992
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	17,050	15,081,391
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	3,151,519
4.500%	08/15/41	550	460,237
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	6,034,877
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,096,095
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45(a)	9,175	6,913,591
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,124,359
4.450%	02/15/44	1,210	1,019,274
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	2,765	2,654,540
3.800%	04/01/28	5,815	5,563,611
Sr. Unsec’d. Notes, Series C
4.625%	05/15/52	19,550	16,465,535
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	1,335	1,159,397
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	5,525	5,517,791
3.700%	01/30/27(a)	24,065	22,998,645
4.300%	07/15/29(a)	6,970	6,586,890
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	850	694,668
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	4,501,971

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26(a)	5,145	$4,909,002

			1,418,309,595

Electronics — 0.1%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46(a)	3,225	2,683,027
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	2,500	2,510,750

			5,193,777

Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	4,812,177
5.500%	07/31/47	15,700	13,006,469

			17,818,646

Entertainment — 0.5%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29(a)	6,000	5,541,199
5.050%	03/15/42(a)	38,185	31,031,829
5.141%	03/15/52(a)	23,132	18,000,933
5.391%	03/15/62(a)	4,850	3,783,216

			58,357,177

Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
6.200%	03/01/40	5,000	5,304,973

Foods — 1.3%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29(a)	509	544,812
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.125%	04/24/50	11,900	7,736,104
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	4,920	4,012,810
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,117	2,987,138
4.375%	06/01/46	8,181	6,661,563
4.625%	10/01/39	3,500	3,101,626
5.200%	07/15/45	15,870	14,539,106
Gtd. Notes, 144A
7.125%	08/01/39	5,165	5,818,878
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	1,485,885
5.000%	04/15/42	1,150	1,049,346
5.150%	08/01/43	450	412,484

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	3,743	$4,126,495
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	18,692,763
4.125%	04/01/54	11,735	9,496,114
4.200%	04/01/59	10,575	8,433,881
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	6,188	4,164,450
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38	25,000	21,639,204
Sysco Corp.,
Gtd. Notes
3.300%	07/15/26	6,265	6,023,559
4.500%	04/01/46(a)	4,255	3,580,067
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	14,835	14,183,444

			138,689,729

Forest Products & Paper — 0.2%
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	20,000	17,373,162

Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49	13,650	9,446,917
4.125%	10/15/44(a)	5,120	4,228,880
6.200%	11/15/53	2,436	2,625,840
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47	7,945	6,223,500
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44	6,745	5,852,891
5.650%	02/01/45	2,260	2,183,573
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48	14,125	11,839,440
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	12,500	11,544,500
4.650%	08/01/43	5,960	5,158,081
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44	2,500	2,084,400
First Mortgage, Series VV
4.300%	01/15/49	8,650	6,928,236
First Mortgage, Series WW
3.950%	02/15/50	26,720	20,228,745
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48	11,445	8,803,217
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26	9,414	9,039,939

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
3.950%	10/01/46		5,520	$4,137,572
4.400%	06/01/43		750	615,332
4.400%	05/30/47		27,369	22,188,744

				133,129,807

Healthcare-Products — 0.9%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
5.750%	12/06/52		3,955	4,001,539
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	5,215	4,022,387
Medtronic Global Holdings SCA,
Gtd. Notes
2.250%	03/07/39	EUR	3,320	2,922,331
Medtronic, Inc.,
Gtd. Notes
4.150%	10/15/53	EUR	4,685	5,068,042
4.625%	03/15/45		1	904
Solventum Corp.,
Gtd. Notes, 144A
5.900%	04/30/54(a)		10,550	10,084,376
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
1.625%	10/18/41	EUR	6,765	5,173,063
2.000%	10/18/51	EUR	6,550	4,734,024
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41		2,485	1,768,204
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	25,111,238
1.875%	10/01/49	EUR	45,875	32,985,813

				95,871,921

Healthcare-Services — 3.0%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28(a)		7,005	6,711,504
4.272%	08/15/48		8,950	7,710,575
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		1,865	1,464,100
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		3,338	2,784,621
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46		17,663	14,577,710
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47		6,650	5,596,029
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		2,875	2,517,667
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48		12,000	9,463,065

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	3,265	$2,633,694
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51(a)	3,360	2,413,864
3.700%	09/15/49	8,819	6,510,913
4.625%	05/15/42	2,600	2,288,520
4.650%	01/15/43	1,000	882,413
4.850%	08/15/54	510	432,326
5.100%	01/15/44	720	667,599
HCA, Inc.,
Gtd. Notes
5.250%	04/15/25	3,500	3,484,769
5.375%	02/01/25	24,080	23,993,033
5.500%	06/15/47(a)	3,677	3,393,957
5.875%	02/01/29(a)	5,400	5,498,339
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	21,125	17,242,843
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	10,969	9,171,406
4.875%	04/01/42	1,000	943,238
Unsec’d. Notes, Series 2021
3.002%	06/01/51(a)	11,245	7,512,648
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	3,405	2,302,574
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50(a)	2,840	1,705,690
MyMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	3,695,384
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	3,400	3,064,213
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	640	520,968
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	2,225	1,599,711
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47(a)	12,075	10,524,108
4.784%	07/01/44	7,305	6,764,480
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43	700	732,559
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	1,005	702,292
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	2,415,445
Unsec’d. Notes
4.089%	10/01/48	2,208	1,824,562

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	2,285	$1,509,104
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30(a)	10,560	9,362,733
3.450%	06/01/26	4,715	4,556,315
4.700%	03/30/45(a)	5,855	5,211,561
5.750%	01/30/40	1,251	1,206,595
6.950%	07/01/37	1,704	1,867,458
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51(a)	9,985	6,105,777
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	3,150	2,904,642
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28	2,400	2,279,994
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55(a)	5,400	4,609,728
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	3,334,359
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	5,000	3,695,421
3.950%	10/15/42	2,060	1,689,191
4.250%	04/15/47	13,715	11,409,693
4.450%	12/15/48	2,000	1,709,193
4.625%	11/15/41	4,601	4,157,514
4.750%	07/15/45(a)	6,770	6,135,604
4.750%	05/15/52	10,905	9,656,403
4.950%	05/15/62	7,570	6,740,990
5.200%	04/15/63	48,000	44,558,676
5.800%	03/15/36	3,945	4,122,716
5.875%	02/15/53	5,130	5,328,689
6.050%	02/15/63	4,830	5,080,962

			320,980,137

Home Builders — 0.0%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	915	904,855

Household Products/Wares — 0.2%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	23,175	22,695,973
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	334,566

			23,030,539

Insurance — 2.3%
Allstate Corp. (The),
Sub. Notes, Series B, 3 Month SOFR + 3.200%
8.522%(c)	08/15/53	800	799,945

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45	15,000	$13,383,903
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	7,823,926
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43	2,895	2,533,043
Chubb INA Holdings LLC,
Gtd. Notes
3.050%	12/15/61	10,935	6,951,588
Chubb INA Holdings, Inc.,
Gtd. Notes
2.850%	12/15/51	8,570	5,604,197
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52	15,000	9,268,910
3.500%	10/15/50	5,045	3,394,535
4.868%	06/01/44	14,360	12,595,547
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	465	413,343
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	9,999	6,874,806
3.951%	10/15/50	36,115	26,194,996
4.569%	02/01/29(a)	5,880	5,735,365
5.500%	06/15/52	11,020	10,244,711
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	4,482,839
7.000%	06/15/40	6,248	6,763,036
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.450%	05/07/52	11,395	7,654,129
3.500%	11/01/27	5,000	4,738,055
4.150%	09/17/50	8,815	6,768,605
4.300%	11/01/47	4,479	3,578,715
5.000%	03/30/43	100	89,292
5.000%	04/05/46	2,360	2,085,042
5.000%	05/20/49	18,590	16,434,832
MetLife, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/54	4,906	4,655,969
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	4,485	3,347,154
4.450%	05/15/69(a)	3,245	2,626,969
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	1,856,383
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	21,166,952
4.900%	09/15/44	350	310,449

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51	39,768	$29,217,469
5.750%	08/15/42	5,540	5,332,974
7.250%	03/15/28	2,707	2,837,692
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	2,368,640
XL Group Ltd. (Bermuda),
Sr. Unsec’d. Notes
5.250%	12/15/43	2,962	2,735,068

			240,869,079

Internet — 0.3%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.100%	04/13/62	42,481	33,968,480
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	3,715	3,295,901

			37,264,381

Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	5,080	4,640,912

Lodging — 0.4%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	12,347,165
5.000%	10/15/27(a)	12,845	12,810,531
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	21,717,147

			46,874,843

Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.900%	06/09/42(a)	3,500	2,921,374
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	45,076	44,197,133

			47,118,507

Media — 3.6%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	150,803
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	65	47,777
5.125%	07/01/49	12,100	9,310,356
5.375%	04/01/38	13,155	11,485,182
5.375%	05/01/47	41,367	33,068,238
5.750%	04/01/48	76,467	64,099,270
6.384%	10/23/35	1,553	1,513,904

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
6.484%	10/23/45	10,574	$9,671,618
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51(a)	28,479	17,781,428
2.937%	11/01/56	59,274	35,760,510
3.250%	11/01/39(a)	54,500	41,935,290
3.400%	07/15/46	12,867	9,293,156
3.450%	02/01/50	54,000	38,141,629
3.750%	04/01/40(a)	14,385	11,689,591
3.900%	03/01/38	18,880	15,982,035
3.969%	11/01/47	13,145	10,246,521
3.999%	11/01/49	10,302	8,029,388
4.000%	03/01/48	5,843	4,590,067
4.049%	11/01/52	3,299	2,556,498
4.200%	08/15/34	10,000	9,166,939
5.350%	05/15/53	2,750	2,634,774
5.500%	05/15/64(a)	1,760	1,693,517
Cox Communications, Inc.,
Gtd. Notes, 144A
5.800%	12/15/53	7,890	7,520,086
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	3,734,163
4.125%	05/15/29	11,100	10,248,602
Paramount Global,
Sr. Unsec’d. Notes
3.700%	06/01/28	2,130	1,922,114
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41(a)	3,050	2,549,172
5.875%	11/15/40	7,590	6,602,226
6.550%	05/01/37	2,785	2,638,245
6.750%	06/15/39	4,700	4,551,515
Walt Disney Co. (The),
Gtd. Notes
5.400%	10/01/43	9,675	9,557,953
7.700%	10/30/25	729	751,257

			388,923,824

Mining — 2.1%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes
3.375%	11/01/28	12,250	11,025,000
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	5,000	5,356,306
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36	22,700	23,847,131
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	1,300	1,286,864
5.750%	05/01/43	13,414	13,294,088
7.500%	09/15/38	10,946	12,640,060
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	27,678,772

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	3,528	$3,296,811
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.200%	04/14/52(a)	3,000	2,939,063
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34	5,000	4,903,964
5.450%	03/15/43(a)	17,500	16,507,962
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	24,087	23,353,454
6.875%	09/01/41	11,304	11,993,943
Sr. Unsec’d. Notes
6.250%	07/15/33	9,600	9,996,118
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30(a)	9,462	8,069,166
5.875%	04/01/35	4,000	4,136,607
6.250%	10/01/39	4,050	4,273,485
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.750%	11/02/51(a)	17,586	10,881,744
5.200%	11/02/40	860	829,843
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.125%	08/21/42	785	661,414
4.750%	03/22/42	1,562	1,445,633
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32(a)	4,800	4,332,388
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
6.750%	04/16/40	10,177	11,065,783
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,084,230
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	6,059	5,048,900
4.625%	12/15/27	5,811	5,611,580

			226,560,309

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	11,200	11,027,643
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29	4,175	3,833,020
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.875%	03/11/41	6,185	4,552,944
4.400%	05/27/45	4,260	3,708,476

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	$8,836,405

			31,958,488

Office/Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	57,895	54,161,441

Oil & Gas — 5.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	12,543	10,654,508
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	8,500	7,774,392
6.000%	06/13/33	19,395	19,515,045
BP Capital Markets America, Inc.,
Gtd. Notes
3.060%	06/17/41	13,255	9,655,419
3.119%	05/04/26	6,752	6,500,372
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	32,565	33,379,099
6.450%	06/30/33	2,000	2,100,280
6.500%	02/15/37	370	383,888
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	16,394	11,519,659
5.250%	06/15/37	2,231	2,126,290
5.400%	06/15/47	25,722	23,577,737
6.750%	11/15/39(a)	11,798	12,761,919
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43(a)	1,101	1,094,084
6.000%	03/01/41	3,550	3,799,581
ConocoPhillips Co.,
Gtd. Notes
3.758%	03/15/42	6,810	5,396,265
3.800%	03/15/52(a)	27,200	20,344,539
4.025%	03/15/62	116	87,389
4.150%	11/15/34	847	763,672
4.300%	11/15/44(a)	3,330	2,825,253
5.050%	09/15/33	5,000	4,957,624
5.300%	05/15/53	13,590	12,914,551
5.700%	09/15/63	12,905	12,865,510
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	3,675	3,075,773
5.000%	06/15/45	14,051	11,972,084
5.600%	07/15/41(a)	21,825	20,308,578
5.875%	06/15/28(a)	7,125	7,149,040
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	11,145	10,646,800
4.250%	03/15/52	9,165	7,103,344
4.400%	03/24/51	21,950	17,495,604
5.900%	04/18/64	7,000	6,757,662

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.250%	03/15/53	28,900	$29,833,703
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	4,067	3,640,042
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	3,260	2,839,858
3.250%	11/18/49	6,000	4,185,559
3.625%	04/06/40	1,380	1,117,307
3.950%	05/15/43	2,796	2,294,344
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.095%	08/16/49	13,000	8,815,997
3.567%	03/06/45	4,370	3,335,376
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27	3,684	3,605,563
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54	11,375	9,621,953
5.125%	12/15/26(a)	13,890	13,841,597
5.850%	12/15/45	3,110	2,974,974
6.500%	03/01/41	10,163	10,573,091
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47	3,000	2,181,519
6.200%	03/15/40(a)	13,511	13,493,266
6.450%	09/15/36	5,522	5,761,210
7.500%	05/01/31	4,290	4,724,241
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31	1,000	1,086,649
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	6,575	5,901,062
6.350%	02/12/48	2,025	1,284,457
7.690%	01/23/50	12,200	8,793,516
Phillips 66,
Gtd. Notes
2.150%	12/15/30(a)	10,600	8,861,872
3.300%	03/15/52	1,380	903,266
4.650%	11/15/34	8,200	7,620,135
Phillips 66 Co.,
Gtd. Notes
3.550%	10/01/26	11,680	11,272,471
4.680%	02/15/45	500	425,320
4.900%	10/01/46	6,500	5,722,087
5.650%	06/15/54	48,628	46,726,504
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	4,820	4,037,499
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	10,000	9,938,784
Shell International Finance BV,
Gtd. Notes
4.000%	05/10/46(a)	3,000	2,406,109

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	9,853	$7,036,614
5.950%	12/01/34	1,000	1,021,822
6.500%	06/15/38(a)	3,900	4,082,598
6.800%	05/15/38	9,300	9,912,499
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29	20,000	18,734,394
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51(a)	9,355	6,470,643
4.350%	06/01/28	25,440	24,624,021

			599,207,883

Oil & Gas Services — 0.3%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	4,000	4,416,918
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	8,229,353
5.000%	11/15/45(a)	1,835	1,661,141
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	18,479	17,638,509

			31,945,921

Packaging & Containers — 0.0%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	2,715	2,327,767

Pharmaceuticals — 5.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	91,680	79,557,857
4.250%	11/21/49	3,017	2,510,792
4.300%	05/14/36	2,500	2,298,335
4.400%	11/06/42	7,200	6,324,119
4.500%	05/14/35	4,945	4,663,456
4.550%	03/15/35	42,638	40,440,260
4.625%	10/01/42	3,115	2,805,779
4.700%	05/14/45(a)	16,174	14,609,387
4.875%	11/14/48	3,812	3,500,956
5.500%	03/15/64	875	863,519
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	11,500	7,612,747
3.400%	07/26/29(a)	5,204	4,848,851
3.700%	03/15/52	3,330	2,440,813
3.900%	03/15/62	15,215	10,934,338
4.250%	10/26/49	14,610	11,895,675
4.350%	11/15/47	22,307	18,565,051
4.550%	02/20/48	8,519	7,307,784
4.625%	05/15/44	6,837	6,064,138

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24(a)		1,500	$1,485,731
4.600%	03/15/43		5,964	5,061,371
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27		17,240	16,481,346
4.375%	10/15/28		25,005	24,279,315
4.500%	02/25/26		11,024	10,867,386
4.800%	07/15/46		42,235	37,157,698
4.900%	12/15/48		21,103	18,503,827
5.375%	02/15/42		3,650	3,372,337
Sr. Unsec’d. Notes
2.375%	03/15/31		16,605	13,930,455
3.200%	03/15/40		9,125	6,750,032
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		57,035	51,760,342
3.875%	07/20/25		1,178	1,156,756
4.300%	03/25/28(a)		9,442	9,115,805
4.780%	03/25/38		40,326	36,005,369
5.125%	07/20/45		41,205	36,232,625
5.300%	12/05/43		20,115	18,234,236
6.250%	06/01/27		1,000	1,026,504
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	8,833,053
4.950%	02/27/63		3,000	2,785,155
5.000%	02/09/54		4,775	4,560,892
5.100%	02/09/64		11,435	10,895,554
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28		11,490	11,094,363
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40		8,585	5,729,492
2.450%	09/01/60(a)		1,490	842,002
3.400%	01/15/38		4,365	3,664,676
3.625%	03/03/37		6,385	5,566,043
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		3,175	3,120,570
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		4,188	2,618,692
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43		4,169	3,606,863
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45		4,625	3,864,229
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26(a)		4,755	4,558,623
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		2,375	1,702,058

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	41,068	$33,811,277
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	4,605	3,361,367
4.000%	06/22/50	3,080	2,075,558

			631,355,459

Pipelines — 8.8%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	4,460	3,901,643
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	20,000	18,682,875
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48(a)	8,381	6,841,596
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.544%	11/15/53	4,250	4,478,429
6.714%	08/15/63	13,890	14,648,421
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	6,975	6,929,272
5.375%	07/15/25	17,404	17,335,203
5.600%	04/01/44	7,379	7,042,523
8.125%	08/16/30	6,000	6,824,907
Gtd. Notes, 144A
6.450%	11/03/36	10,766	11,275,937
6.750%	09/15/37(a)	890	954,628
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	915	770,101
Enbridge, Inc. (Canada),
Gtd. Notes
6.700%	11/15/53	22,050	24,116,076
Energy Transfer LP,
Gtd. Notes
5.350%	05/15/45	2,875	2,572,876
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	26,000	25,724,506
Sr. Unsec’d. Notes
4.200%	04/15/27	5,000	4,849,748
4.900%	03/15/35	5,735	5,333,920
5.000%	05/15/50	24,385	20,726,288
5.150%	02/01/43	4,450	3,891,648
5.300%	04/01/44	12,420	11,122,778
5.300%	04/15/47	2,500	2,213,491
5.400%	10/01/47	29,625	26,501,236
6.000%	06/15/48	8,083	7,799,559
6.125%	12/15/45	30,335	29,728,751
6.250%	04/15/49	45,565	45,392,618
7.500%	07/01/38(a)	11,000	12,510,310
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	19,814	19,434,843

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	10,390	$7,670,357
4.200%	01/31/50(a)	25,110	20,183,315
4.250%	02/15/48	18,060	14,766,927
4.450%	02/15/43	7,935	6,810,473
4.850%	08/15/42	3,930	3,552,573
4.850%	03/15/44	5,775	5,208,473
4.900%	05/15/46	25,127	22,645,998
4.950%	10/15/54	3,110	2,751,903
5.100%	02/15/45	12,537	11,637,250
5.375%(ff)	02/15/78	7,380	6,896,592
5.700%	02/15/42	5,100	5,103,429
6.125%	10/15/39	3,937	4,147,191
6.450%	09/01/40	7,879	8,444,220
Gtd. Notes, Series D, 3 Month SOFR + 3.248%
8.574%(c)	08/16/77	4,312	4,293,861
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24	2,620	2,611,088
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	17,718,320
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	9,390,716
5.000%	08/15/42	2,010	1,756,572
5.000%	03/01/43	1,176	1,025,765
5.400%	09/01/44(a)	878	803,738
6.500%	02/01/37	900	941,590
6.500%	09/01/39	5,545	5,745,595
6.550%	09/15/40	4,370	4,502,122
Gtd. Notes, MTN
6.950%	01/15/38	575	624,278
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51(a)	2,944	2,008,301
5.050%	02/15/46	1,759	1,540,565
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	347	302,875
4.700%	04/15/48	31,677	26,182,567
4.875%	12/01/24	1,566	1,559,237
4.900%	04/15/58(a)	9,705	7,982,677
4.950%	03/14/52	4,017	3,410,789
5.200%	03/01/47(a)	2,690	2,408,480
5.200%	12/01/47	14,490	12,756,446
5.500%	02/15/49(a)	46,665	43,108,984
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	1,162	1,125,843
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	1,325	1,323,688
6.200%	09/15/43	18,615	18,670,404
6.850%	10/15/37	1,742	1,870,333

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	8,745	$7,820,130
3.400%	09/01/29	4,705	4,311,693
4.200%	03/15/45	4,130	3,121,745
4.450%	09/01/49	7,495	5,890,262
4.500%	03/15/50	18,730	14,815,677
4.550%	07/15/28	15,725	15,334,109
4.850%	02/01/49	17,700	14,898,094
4.950%	07/13/47	18,108	15,480,207
5.200%	07/15/48(a)	4,999	4,431,685
6.625%	09/01/53	20,431	21,816,771
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,215	3,849,961
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,031,884
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45	565	459,558
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33	5,000	5,143,523
6.250%	07/01/52	9,000	9,090,987
6.500%	02/15/53	42,737	44,907,330
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	4,710	4,113,857
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48	2,100	1,787,965
5.400%	08/15/41	1,544	1,497,963
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	15,385	13,210,498
5.450%	04/01/44	3,175	2,842,560
5.500%	08/15/48	19,930	17,216,988
6.150%	04/01/33	1,085	1,108,554
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	3,770	3,414,616
3.500%	10/15/51	17,225	11,942,945
3.750%	06/15/27	990	950,508
4.900%	01/15/45	10,477	9,161,458
5.100%	09/15/45(a)	5,887	5,308,633
5.300%	08/15/52	7,130	6,602,736
5.400%	03/04/44	16,409	15,469,967
5.750%	06/24/44	13,955	13,664,448
5.800%	11/15/43	3,434	3,334,877
6.300%	04/15/40(a)	15,935	16,518,325

			935,638,232

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27(a)	4,600	4,444,340

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.625%	05/15/54(a)	15,880	$14,895,629
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	1,103,926
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29(a)	6,449	6,090,364
Simon Property Group LP,
Sr. Unsec’d. Notes
3.800%	07/15/50	4,300	3,156,619
5.850%	03/08/53(a)	12,000	11,924,545
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	3,719	3,673,043
4.700%	06/01/27	2,020	2,006,500
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	11,554	11,023,781
4.400%	01/15/29(a)	17,246	16,579,830
Welltower OP LLC,
Gtd. Notes
2.750%	01/15/31(a)	6,635	5,715,048
3.100%	01/15/30	7,500	6,719,904
4.250%	04/01/26	3,070	3,007,509
4.250%	04/15/28	9,620	9,303,653
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	04/15/30	2,100	1,960,783

			97,161,134

Retail — 1.5%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	19,023,472
4.500%	07/26/47	15,758	13,208,608
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	4,570	3,674,710
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	9,490	8,935,723
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	17,675	17,629,034
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25(a)	5,000	4,926,859
4.200%	05/15/28	29,165	28,003,523
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	06/15/47	20,500	16,199,585
4.200%	04/01/43	5,422	4,596,793
4.250%	04/01/46	9,395	7,905,074
5.300%	06/25/54	2,765	2,699,601
5.400%	06/25/64	910	886,838

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
5.875%	12/16/36	8,382	$8,883,161
Macy’s Retail Holdings LLC,
Gtd. Notes
5.125%	01/15/42(a)	1,875	1,518,723
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50	4,675	3,729,293
4.600%	05/26/45	5,325	4,607,036
4.875%	12/09/45	5,000	4,493,319
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	2,340	2,212,703
Walmart, Inc.,
Sr. Unsec’d. Notes
4.500%	09/09/52	9,335	8,275,968
4.500%	04/15/53	3,440	3,044,358

			164,454,381

Semiconductors — 0.9%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	10,000	7,661,957
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	50,673	40,569,803
Intel Corp.,
Sr. Unsec’d. Notes
5.050%	08/05/62	5,630	4,972,668
5.600%	02/21/54(a)	4,556	4,418,697
5.625%	02/10/43(a)	2,590	2,565,739
5.700%	02/10/53(a)	35,746	35,165,263
5.900%	02/10/63(a)	1,429	1,428,327

			96,782,454

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27	2,467	2,322,356

Software — 2.6%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/50	17,000	10,701,268
2.525%	06/01/50	71,649	45,235,120
2.675%	06/01/60(a)	29,513	17,943,085
2.921%	03/17/52(a)	77,381	52,561,444
3.041%	03/17/62(a)	7,276	4,813,992
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	5,000	3,843,093
3.600%	04/01/50	16,050	11,207,540
3.800%	11/15/37	21,055	17,343,064
3.850%	04/01/60(a)	12,000	8,251,789
3.900%	05/15/35	7,346	6,369,006
3.950%	03/25/51	1,920	1,419,276
4.000%	07/15/46	32,902	25,088,016
4.125%	05/15/45	1,300	1,017,542
4.300%	07/08/34	12,200	11,111,981
4.375%	05/15/55	23,359	18,231,035

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
5.550%	02/06/53	5,809	$5,493,657
6.900%	11/09/52	26,335	29,436,406
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	5,885	5,685,065

			275,752,379

Telecommunications — 3.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41(a)	36,400	27,846,411
3.500%	09/15/53(a)	65,637	44,549,755
3.550%	09/15/55	69,667	46,941,324
3.650%	09/15/59	132,309	88,801,296
3.800%	12/01/57	22,245	15,532,904
4.500%	05/15/35	22,285	20,519,378
4.650%	06/01/44	19,400	16,565,789
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30(a)	3,000	2,522,039
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41(a)	27,795	19,863,592
3.300%	02/15/51	24,035	16,233,519
4.375%	04/15/40	3,205	2,777,230
4.500%	04/15/50(a)	4,300	3,590,626
5.500%	01/15/55	3,415	3,290,618
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	30,555	21,051,523
2.875%	11/20/50	3,510	2,207,661
3.400%	03/22/41	12,000	9,172,243
3.700%	03/22/61	31,341	22,105,886
4.000%	03/22/50	5,566	4,337,557

			367,909,351

Transportation — 1.6%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	3,535	2,927,733
4.375%	09/01/42	8,705	7,580,154
4.400%	03/15/42	10,600	9,264,806
4.450%	03/15/43(a)	11,312	9,902,195
4.550%	09/01/44	2,455	2,158,443
4.700%	09/01/45	3,040	2,722,480
5.050%	03/01/41	1,620	1,537,150
5.150%	09/01/43(a)	3,133	2,995,453
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.400%	08/05/52(a)	6,500	5,576,269
4.500%	11/07/43	2,000	1,719,048
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
4.300%	05/15/43	2,680	2,258,282
4.800%	09/15/35	1,645	1,557,533
4.950%	08/15/45	10,000	9,075,880
6.125%	09/15/2115	14,400	14,563,649

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	$5,568,510
3.350%	11/01/25	10,250	9,984,627
4.500%	08/01/54(a)	10,400	8,819,190
4.750%	05/30/42	5,000	4,537,196
5.500%	04/15/41	1,682	1,673,625
6.150%	05/01/37	1,000	1,071,894
6.220%	04/30/40(a)	531	568,624
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	825	662,334
4.550%	04/01/46	6,975	5,815,195
4.750%	11/15/45(a)	2,925	2,517,363
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50(a)	7,626	4,964,999
3.942%	11/01/47	3,667	2,824,535
3.950%	10/01/42	1,140	913,661
4.050%	08/15/52	1,585	1,221,348
4.100%	05/15/2121(a)	10,745	7,584,941
4.450%	06/15/45	1,700	1,444,225
4.650%	01/15/46	700	610,948
4.800%	08/15/43	852	739,722
4.837%	10/01/41	1,080	985,450
5.590%	05/17/25	3,000	2,995,163
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62	1,400	828,367
3.350%	08/15/46	4,300	3,106,029
3.799%	04/06/71	23,845	16,783,415
3.875%	02/01/55	4,805	3,631,690
3.950%	08/15/59	5,100	3,832,855

			167,524,981

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26	4,325	4,014,988
3.400%	11/15/26	4,275	4,081,686

			8,096,674

Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
5.450%	03/01/54	4,205	4,061,124
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24	5,000	4,976,014

			9,037,138

TOTAL CORPORATE BONDS (cost $10,897,117,478)			9,409,734,117

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS — 1.8%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	$7,885,832
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	9,001,637
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.563%	05/15/53	4,375	3,878,453

			20,765,922

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	4,506,929

Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	100	102,252
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	7,158	7,026,346

			7,128,598

Michigan — 0.3%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	5,450	4,198,569
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	19,144	15,857,025
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,810	3,500,766
Taxable, Revenue Bonds, Series C
3.599%	04/01/47	5,000	4,232,809

			27,789,169

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	14,422,876
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	327,010

			14,749,886

New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	33,203,089
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	6,025,001

			39,228,090

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,045	$1,066,955

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	1,300	1,157,351

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	8,030,357
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	3,672,461

			11,702,818

Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1
5.000%	07/01/58	6,402	6,359,084

Texas — 0.3%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	1,025	860,792
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	6,124,376
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	12,863,174
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	20,700	16,919,158

			36,767,500

Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	15,810	10,015,707
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	8,223,421

			18,239,128

TOTAL MUNICIPAL BONDS (cost $231,151,922)			189,461,430

SOVEREIGN BOND — 0.1%
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.750%	01/16/54	11,721	11,416,254

(cost $11,463,682)

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bonds
1.875%	11/15/51(k)	4,500	2,612,109
2.250%	02/15/52	4,000	2,548,125
2.875%	05/15/52(k)	6,000	4,397,813

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.000%	02/15/49	7,435	$5,633,174
3.625%	05/15/53(k)	4,365	3,715,024
4.000%	11/15/42	125	115,215
4.250%	02/15/54	32,880	31,318,200
4.375%	08/15/43	1,500	1,448,203
4.500%	02/15/44	2,400	2,355,000
4.750%	11/15/43	1,315	1,332,876
4.750%	11/15/53(k)	22,204	22,960,324
U.S. Treasury Notes
0.625%	08/15/30(k)	4,800	3,846,750
4.375%	05/15/34	2,700	2,700,844

TOTAL U.S. TREASURY OBLIGATIONS (cost $87,317,252)			84,983,657

		Shares

PREFERRED STOCKS — 0.2%
Capital Markets — 0.1%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)		305,000	7,332,200

Financial Services — 0.1%
SCE Trust V, 5.450%(c), 3 Month SOFR + 4.052%, Series K, Maturing 03/15/26(oo)		565,000	14,057,200

TOTAL PREFERRED STOCKS (cost $21,750,000)			21,389,400

TOTAL LONG-TERM INVESTMENTS (cost $12,059,219,204)			10,487,185,890

SHORT-TERM INVESTMENTS — 4.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)		65,696,662	65,696,662
PGIM Institutional Money Market Fund
(7-day effective yield 5.624%) (cost $387,257,442; includes $385,667,888 of cash collateral for securities on loan)(b)(wb)		387,486,147	387,253,655

TOTAL SHORT-TERM INVESTMENTS (cost $452,954,104)			452,950,317

TOTAL INVESTMENTS—102.3% (cost $12,512,173,308)			10,940,136,207
Liabilities in excess of other assets(z) — (2.3)%			(248,284,855)

NET ASSETS — 100.0%			$10,691,851,352

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $376,782,670; cash collateral of $385,667,888 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
952	5 Year U.S.Treasury Notes	Sep. 2024	$101,462,380	$891,862
5,191	10 Year U.S. Treasury Notes	Sep. 2024	570,928,917	3,691,427

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Futures contracts outstanding at June 30, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
4,234	10 Year U.S. Ultra Treasury Notes	Sep. 2024	$480,691,313	$2,951,434

				7,534,723

Short Positions:
292	2 Year U.S. Treasury Notes	Sep. 2024	59,631,875	(140,486)
1,233	10 Year Euro-Bund	Sep. 2024	173,801,755	(2,034,558)
2,072	20 Year U.S. Treasury Bonds	Sep. 2024	245,143,500	(1,188,642)
1,464	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	183,503,250	(1,565,760)

				(4,929,446)

				$2,605,277

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/24	SSB	EUR 95,240	$102,266,182	$102,015,848	$—	$(250,334)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/24	BOA	EUR 4,658	$5,054,499	$4,989,065	$65,434	$—
Expiring 07/02/24	HSBC	EUR 90,582	98,370,249	97,026,783	1,343,466	—
Expiring 08/02/24	SSB	EUR 95,240	102,416,947	102,171,273	245,674	—

			$205,841,695	$204,187,121	1,654,574	—

					$1,654,574	$(250,334)

Credit default swap agreement outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	690,000	$(14,241,068)	$(14,332,016)	$(90,948)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$12,265,000	$13,283,209

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$97,243,916	$—
Commercial Mortgage-Backed Securities	—	672,957,116	—
Corporate Bonds	—	9,409,734,117	—
Municipal Bonds	—	189,461,430	—
Sovereign Bond	—	11,416,254	—
U.S. Treasury Obligations	—	84,983,657	—
Preferred Stocks	21,389,400	—	—
Short-Term Investments
Affiliated Mutual Funds	452,950,317	—	—

Total	$474,339,717	$10,465,796,490	$—

Other Financial Instruments*
Assets
Futures Contracts	$7,534,723	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,654,574	—

Total	$7,534,723	$1,654,574	$—

Liabilities
Futures Contracts	$(4,929,446)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(250,334)	—
Centrally Cleared Credit Default Swap Agreement	—	(90,948)	—

Total	$(4,929,446)	$(341,282)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Electric	13.3%
Banks	10.2
Pipelines	8.8
Commercial Mortgage-Backed Securities	6.3
Pharmaceuticals	5.9
Oil & Gas	5.6
Affiliated Mutual Funds (3.6% represents investments purchased with collateral from securities on loan)	4.2
Media	3.6
Chemicals	3.5
Telecommunications	3.4
Healthcare-Services	3.0
Software	2.6
Beverages	2.5
Insurance	2.3
Mining	2.1
Municipal Bonds	1.8
Aerospace & Defense	1.7
Transportation	1.6
Retail	1.5
Auto Manufacturers	1.5
Commercial Services	1.4
Foods	1.3
Gas	1.2
Computers	1.2
Collateralized Loan Obligations	0.9
Real Estate Investment Trusts (REITs)	0.9
Semiconductors	0.9
Healthcare-Products	0.9
U.S. Treasury Obligations	0.8
Biotechnology	0.8
Building Materials	0.8
Coal	0.6

Airlines	0.6%
Entertainment	0.5
Agriculture	0.5
Office/Business Equipment	0.5
Machinery-Diversified	0.4
Lodging	0.4
Internet	0.3
Miscellaneous Manufacturing	0.3
Oil & Gas Services	0.3
Household Products/Wares	0.2
Engineering & Construction	0.2
Forest Products & Paper	0.2
Financial Services	0.1
Sovereign Bond	0.1
Auto Parts & Equipment	0.1
Water	0.1
Trucking & Leasing	0.1
Capital Markets	0.1
Environmental Control	0.1
Electronics	0.1
Distribution/Wholesale	0.0	*
Iron/Steel	0.0	*
Real Estate	0.0	*
Packaging & Containers	0.0	*
Shipbuilding	0.0	*
Home Builders	0.0	*

	102.3
Liabilities in excess of other assets	(2.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$90,948	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,654,574		Unrealized depreciation on OTC forward foreign currency exchange contracts	250,334
Interest rate contracts	Due from/to broker-variation margin futures	7,534,723	*	Due from/to broker-variation margin futures	4,929,446	*

		$9,189,297			$5,270,728

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(8,007,614)
Foreign exchange contracts	—	3,010,429	—
Interest rate contracts	(713,037)	—	—

Total	$(713,037)	$3,010,429	$(8,007,614)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$4,061,635
Foreign exchange contracts	—	2,988,095	—
Interest rate contracts	5,608,287	—	—

Total	$5,608,287	$2,988,095	$4,061,635

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,140,230,330
Futures Contracts - Short Positions (1)	709,094,751
Forward Foreign Currency Exchange Contracts - Purchased (2)	67,087,071
Forward Foreign Currency Exchange Contracts - Sold (2)	195,936,743
Credit Default Swap Agreements - Buy Protection (1)	690,000,000

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$376,782,670	$(376,782,670)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BOA	$65,434	$—	$65,434	$—	$65,434
HSBC	1,343,466	—	1,343,466	(1,343,466)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
SSB	$245,674	$(250,334)	$(4,660)	$—	$(4,660)

	$1,654,574	$(250,334)	$1,404,240	$(1,343,466)	$60,774

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)	STATEMENT OF OPERATIONS (unaudited)
as of June 30, 2024	Six Months Ended June 30, 2024

ASSETS
Investments at value, including securities on loan of $376,782,670:
Unaffiliated investments (cost $12,059,219,204)	$10,487,185,890
Affiliated investments (cost $452,954,104)	452,950,317
Foreign currency, at value (cost $61)	61
Dividends and interest receivable	129,499,547
Deposit with broker for centrally cleared/exchange-traded derivatives	12,265,000
Due from broker-variation margin futures	2,063,152
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,654,574
Receivable for investments sold	1,186,477
Due from broker-variation margin swaps	59,621
Prepaid expenses	14,620

Total Assets	11,086,879,259

LIABILITIES
Payable to broker for collateral for securities on loan	385,667,888
Payable for Portfolio shares purchased	4,166,259
Accrued expenses and other liabilities	2,797,753
Management fee payable	1,695,343
Distribution fee payable	442,689
Unrealized depreciation on OTC forward foreign currency exchange contracts	250,334
Trustees’ fees payable	6,934
Affiliated transfer agent fee payable	707

Total Liabilities	395,027,907

NET ASSETS	$10,691,851,352

Net assets were comprised of:
Partners’ Equity	$10,691,851,352

Net asset value and redemption price per share, $10,691,851,352 / 809,328,193 outstanding shares of beneficial interest	$13.21

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$263,376,015
Affiliated dividend income	1,272,256
Unaffiliated dividend income	598,906
Income from securities lending, net (including affiliated income of $329,287)	329,332

Total income	265,576,509

EXPENSES
Management fee	26,434,910
Distribution fee	13,732,545
Custodian and accounting fees	251,402
Trustees’ fees	98,935
Professional fees	42,807
Audit fee	30,440
Shareholders’ reports	6,832
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	128,850

Total expenses	40,731,216
Less: Fee waiver and/or expense reimbursement	(1,208,951)

Net expenses	39,522,265

NET INVESTMENT INCOME (LOSS)	226,054,244

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(81,486))	(130,749,541)
Futures transactions	(713,037)
Forward currency contract transactions	3,010,429
Swap agreements transactions	(8,007,614)
Foreign currency transactions	82,129

(136,377,634)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $9,269)	(300,648,042)
Futures	5,608,287
Forward currency contracts	2,988,095
Swap agreements	4,061,635
Foreign currencies	(1,719,753)

(289,709,778)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(426,087,412)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(200,033,168)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$226,054,244	$475,256,083
Net realized gain (loss) on investment and foreign currency transactions	(136,377,634)	(288,296,218)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(289,709,778)	891,353,657

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(200,033,168)	1,078,313,522

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares purchased [57,126,075 and 113,269,346 shares, respectively]	(753,315,494)	(1,424,840,362)

TOTAL INCREASE (DECREASE)	(953,348,662)	(346,526,840)
NET ASSETS:
Beginning of period	11,645,200,014	11,991,726,854

End of period	$10,691,851,352	$11,645,200,014

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.44		$12.24	$15.52	$15.58	$13.83	$11.65

Income (Loss) From Investment Operations:
Net investment income (loss)	0.27		0.51	0.46	0.43	0.43	0.44
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.50)		0.69	(3.74)	(0.49)	1.32	1.74

Total from investment operations	(0.23)		1.20	(3.28)	(0.06)	1.75	2.18

Capital Contributions	—		—	—	—	—	—

Net Asset Value, end of period	$13.21		$13.44	$12.24	$15.52	$15.58	$13.83

Total Return(b)	(1.71)%		9.80%	(21.13)%	(0.39)%	12.65%	18.71%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10,692		$11,645	$11,992	$16,914	$18,536	$16,305
Average net assets (in millions)	$11,046		$11,628	$13,573	$17,448	$17,453	$14,016
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.72	%(d)	0.72%	0.73%	0.72%	0.72%	0.73%
Expenses before waivers and/or expense reimbursement	0.74	%(d)	0.74%	0.73%	0.72%	0.72%	0.73%
Net investment income (loss)	4.12	%(d)	4.09%	3.52%	2.83%	2.98%	3.35%
Portfolio turnover rate(e)	6%		11%	12%	12%	15%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.5%
AFFILIATED MUTUAL FUNDS — 31.2%
Domestic Equity — 23.2%
AST ClearBridge Dividend Growth Portfolio*	514,744	$16,971,123
AST Cohen & Steers Realty Portfolio*	74,688	1,256,998
AST Large-Cap Growth Portfolio*	992,504	86,754,751
AST Large-Cap Value Portfolio*	1,270,561	64,379,309
AST Small-Cap Growth Portfolio*	165,048	12,426,450
AST Small-Cap Value Portfolio*	313,290	11,942,613
AST T. Rowe Price Natural Resources Portfolio*	69,333	2,167,351

		195,898,595

Fixed Income — 0.3%
AST High Yield Portfolio*	235,998	2,933,452

International Equity — 4.3%
AST International Growth Portfolio*	1,334,797	36,386,557

International Fixed Income — 3.4%
AST Global Bond Portfolio*	2,543,517	28,741,747

TOTAL AFFILIATED MUTUAL FUNDS (cost $222,293,095)(wa)		263,960,351

COMMON STOCKS — 44.1%
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.*	1,460	429,590
BAE Systems PLC (United Kingdom)	12,982	216,237
Boeing Co. (The)*(a)	1,330	242,073
Curtiss-Wright Corp.	2,000	541,960
Elbit Systems Ltd. (Israel)	95	16,531
General Dynamics Corp.	520	150,873
General Electric Co.	9,680	1,538,830
Hexcel Corp.	1,000	62,450
Howmet Aerospace, Inc.	4,730	367,190
Huntington Ingalls Industries, Inc.	80	19,706
Kongsberg Gruppen ASA (Norway)	403	32,818
L3Harris Technologies, Inc.	3,020	678,232
Lockheed Martin Corp.	1,705	796,406
Northrop Grumman Corp.	2,020	880,619
Rheinmetall AG (Germany)	156	79,500
Rolls-Royce Holdings PLC (United Kingdom)*	94,932	545,217
RTX Corp.	3,100	311,209
Saab AB (Sweden) (Class B Stock)	1,248	29,983
Safran SA (France)	2,656	559,774
Singapore Technologies Engineering Ltd. (Singapore)	7,200	22,927
Textron, Inc.	470	40,354
TransDigm Group, Inc.	128	163,534

		7,726,013

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	270	23,792
Expeditors International of Washington, Inc.	350	43,677
FedEx Corp.	4,230	1,268,323
United Parcel Service, Inc. (Class B Stock)	3,880	530,978

		1,866,770

	Shares	Value

COMMON STOCKS (continued)
Automobile Components — 0.1%
Aptiv PLC*	2,560	$180,275
BorgWarner, Inc.	2,720	87,693
Cie Generale des Etablissements Michelin SCA (France)	2,387	92,260
Sumitomo Electric Industries Ltd. (Japan)	7,100	111,005

		471,233

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	1,058	100,078
Ford Motor Co.	82,550	1,035,177
General Motors Co.	15,210	706,657
Mazda Motor Corp. (Japan)	36,100	348,040
Stellantis NV	3,049	60,275
Subaru Corp. (Japan)	21,000	446,572
Tesla, Inc.*	15,250	3,017,670
Toyota Motor Corp. (Japan)	20,400	418,556
Volkswagen AG (Germany)	143	17,135
Volvo Car AB (Sweden) (Class B Stock)*	59,348	183,504

		6,333,664

Banks — 1.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	1,702	27,953
AIB Group PLC (Ireland)	46,079	243,347
Banco Bilbao Vizcaya Argentaria SA (Spain)	42,504	426,676
Banco BPM SpA (Italy)	6,284	40,443
Banco Santander SA (Spain)	57,466	267,376
Bank Hapoalim BM (Israel)	4,235	37,402
Bank of America Corp.	31,940	1,270,254
Barclays PLC (United Kingdom)	139,844	369,526
BOC Hong Kong Holdings Ltd. (China)	15,500	47,828
CaixaBank SA (Spain)	18,261	96,976
Citigroup, Inc.	4,540	288,108
Citizens Financial Group, Inc.	18,160	654,305
Commonwealth Bank of Australia (Australia)	1,265	107,160
Credit Agricole SA (France)	18,451	251,941
DBS Group Holdings Ltd. (Singapore)	2,600	68,481
Erste Group Bank AG (Austria)	2,018	95,522
Fifth Third Bancorp	1,660	60,573
HSBC Holdings PLC (United Kingdom)	62,076	535,841
Huntington Bancshares, Inc.	3,600	47,448
Intesa Sanpaolo SpA (Italy)	116,118	431,543
Japan Post Bank Co. Ltd. (Japan)	2,600	24,687
JPMorgan Chase & Co.	21,290	4,306,115
KeyCorp(a)	2,270	32,257
M&T Bank Corp.	360	54,490
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,100	152,168
National Australia Bank Ltd. (Australia)	11,318	272,936
NatWest Group PLC (United Kingdom)	29,773	117,130
Nordea Bank Abp (Finland)	17,793	212,111
NU Holdings Ltd. (Brazil) (Class A Stock)*	8,700	112,143

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Oversea-Chinese Banking Corp. Ltd. (Singapore)	49,800	$528,846
PNC Financial Services Group, Inc. (The)	2,830	440,008
Popular, Inc. (Puerto Rico)	4,800	424,464
Regions Financial Corp.(a)	2,300	46,092
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	5,552	82,085
Swedbank AB (Sweden) (Class A Stock)	3,430	70,652
Truist Financial Corp.	5,540	215,229
U.S. Bancorp	13,820	548,654
UniCredit SpA (Italy)	11,467	424,348
United Overseas Bank Ltd. (Singapore)	4,400	101,492
Wells Fargo & Co.	27,950	1,659,950
Westpac Banking Corp. (Australia)	11,469	207,671

		15,402,231

Beverages — 0.5%
Asahi Group Holdings Ltd. (Japan)	1,700	60,154
Boston Beer Co., Inc. (The) (Class A Stock)*	700	213,535
Brown-Forman Corp. (Class B Stock)(a)	480	20,731
Coca-Cola Co. (The)	31,870	2,028,525
Coca-Cola HBC AG (Italy)*	1,071	36,451
Constellation Brands, Inc. (Class A Stock)(a)	350	90,048
Keurig Dr. Pepper, Inc.	22,200	741,480
Kirin Holdings Co. Ltd. (Japan)	1,100	14,209
Molson Coors Beverage Co. (Class B Stock)(a)	490	24,907
Monster Beverage Corp.*	1,700	84,915
PepsiCo, Inc.	7,150	1,179,250

		4,494,205

Biotechnology — 0.7%
AbbVie, Inc.	13,920	2,387,558
Amgen, Inc.	3,860	1,206,057
Biogen, Inc.*	640	148,365
Gilead Sciences, Inc.	2,970	203,772
GRAIL, Inc.*	416	6,394
Incyte Corp.*	430	26,067
Moderna, Inc.*	780	92,625
Natera, Inc.*	4,600	498,134
Neurocrine Biosciences, Inc.*	1,700	234,039
Regeneron Pharmaceuticals, Inc.*	245	257,502
Vertex Pharmaceuticals, Inc.*	1,705	799,167

		5,859,680

Broadline Retail — 1.5%
Amazon.com, Inc.*	63,650	12,300,363
eBay, Inc.(a)	1,280	68,762
Etsy, Inc.*	290	17,104
Next PLC (United Kingdom)	2,289	261,216
Rakuten Group, Inc. (Japan)*	5,200	26,938
Wesfarmers Ltd. (Australia)	1,053	45,596

		12,719,979

	Shares	Value

COMMON STOCKS (continued)
Building Products — 0.2%
A.O. Smith Corp.	290	$23,716
AGC, Inc. (Japan)	600	19,523
Allegion PLC	190	22,449
Armstrong World Industries, Inc.	3,100	351,044
Builders FirstSource, Inc.*	280	38,755
Carlisle Cos., Inc.	300	121,563
Carrier Global Corp.	2,000	126,160
Cie de Saint-Gobain SA (France)	2,142	166,592
Johnson Controls International PLC	1,630	108,346
Masco Corp.(a)	550	36,668
Owens Corning	4,000	694,880
ROCKWOOL A/S (Denmark) (Class B Stock)	50	20,269
Trane Technologies PLC	530	174,333

		1,904,298

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	9,848	379,551
Ameriprise Financial, Inc.	225	96,118
Amundi SA (France), 144A	260	16,816
Bank of New York Mellon Corp. (The)	17,400	1,042,086
BlackRock, Inc.	425	334,611
Blackstone, Inc.	1,710	211,698
Cboe Global Markets, Inc.	240	40,814
Charles Schwab Corp. (The)	3,510	258,652
CME Group, Inc.	870	171,042
Daiwa Securities Group, Inc. (Japan)	33,000	253,351
Deutsche Bank AG (Germany)	21,416	342,283
FactSet Research Systems, Inc.	85	34,703
Franklin Resources, Inc.	750	16,762
Goldman Sachs Group, Inc. (The)	3,665	1,657,753
Hargreaves Lansdown PLC (United Kingdom)	1,230	17,533
Intercontinental Exchange, Inc.	7,730	1,058,160
Invesco Ltd.	1,180	17,653
Janus Henderson Group PLC	13,000	438,230
KKR & Co., Inc.	9,380	987,151
MarketAxess Holdings, Inc.	65	13,034
Moody’s Corp.(a)	360	151,535
Morgan Stanley	9,480	921,361
MSCI, Inc.	675	325,181
Nasdaq, Inc.	950	57,247
Northern Trust Corp.(a)	2,510	210,790
Raymond James Financial, Inc.	4,660	576,023
S&P Global, Inc.	2,455	1,094,930
Singapore Exchange Ltd. (Singapore)	2,000	13,947
State Street Corp.	720	53,280
T. Rowe Price Group, Inc.(a)	540	62,267
UBS Group AG (Switzerland)	10,912	320,487

		11,175,049

Chemicals — 0.6%
Air Products & Chemicals, Inc.(a)	525	135,476
Albemarle Corp.	270	25,790
Celanese Corp.(a)	230	31,025
CF Industries Holdings, Inc.	460	34,095
Corteva, Inc.	1,680	90,619
Dow, Inc.(a)	5,080	269,494

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
DuPont de Nemours, Inc.	1,030	$82,905
Eastman Chemical Co.	270	26,452
Ecolab, Inc.	1,190	283,220
FMC Corp.(a)	330	18,992
International Flavors & Fragrances, Inc.	630	59,982
Linde PLC	2,830	1,241,832
LyondellBasell Industries NV (Class A Stock)	3,420	327,157
Mitsubishi Chemical Group Corp. (Japan)	33,600	187,212
Mosaic Co. (The)	880	25,432
Nippon Paint Holdings Co. Ltd. (Japan)	1,800	11,767
Nippon Sanso Holdings Corp. (Japan)	2,800	83,152
Orica Ltd. (Australia)	7,463	88,630
PPG Industries, Inc.	5,740	722,609
Sherwin-Williams Co. (The)	3,250	969,897
Solvay SA (Belgium)	4,749	167,469

		4,883,207

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	47,304	456,480
Cintas Corp.	195	136,551
Copart, Inc.*	3,990	216,099
Republic Services, Inc.	460	89,396
Rollins, Inc.	680	33,177
Veralto Corp.	530	50,599
Waste Management, Inc.	5,250	1,120,035

		2,102,337

Communications Equipment — 0.3%
Arista Networks, Inc.*	3,880	1,359,862
Cisco Systems, Inc.	15,370	730,229
F5, Inc.*	120	20,668
Juniper Networks, Inc.	770	28,074
Motorola Solutions, Inc.	380	146,699
Nokia OYJ (Finland)	38,484	146,473

		2,432,005

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	924	39,909
Eiffage SA (France)	1,517	139,422
MasTec, Inc.*	700	74,893
Obayashi Corp. (Japan)	31,500	376,438
Quanta Services, Inc.	340	86,391
Shimizu Corp. (Japan)	25,600	144,264
Taisei Corp. (Japan)	500	18,601
Vinci SA (France)	1,739	183,298

		1,063,216

Construction Materials — 0.2%
Heidelberg Materials AG (Germany)	2,961	306,091
Holcim AG*	6,037	533,623
Martin Marietta Materials, Inc.(a)	130	70,434
Vulcan Materials Co.	3,210	798,263

		1,708,411

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance — 0.2%
Ally Financial, Inc.	8,500	$337,195
American Express Co.	1,740	402,897
Capital One Financial Corp.	890	123,221
Discover Financial Services	610	79,794
Synchrony Financial(a)	9,580	452,080

		1,395,187

Consumer Staples Distribution & Retail — 0.8%
Carrefour SA (France)	3,214	45,543
Coles Group Ltd. (Australia)	4,637	52,531
Costco Wholesale Corp.	2,330	1,980,477
Dollar General Corp.(a)	500	66,115
Dollar Tree, Inc.*	4,010	428,148
Koninklijke Ahold Delhaize NV (Netherlands)	4,279	125,919
Kroger Co. (The)	14,780	737,965
Sysco Corp.(a)	1,190	84,954
Target Corp.	7,360	1,089,574
Tesco PLC (United Kingdom)	93,691	361,907
US Foods Holding Corp.*	1,300	68,874
Walgreens Boots Alliance, Inc.(a)	10,530	127,360
Walmart, Inc.	20,290	1,373,836

		6,543,203

Containers & Packaging — 0.1%
Amcor PLC(a)	3,530	34,523
Avery Dennison Corp.	1,870	408,876
Ball Corp.	750	45,015
International Paper Co.(a)	840	36,246
Packaging Corp. of America	200	36,512
Smurfit Kappa Group PLC (Ireland)	982	43,728
Westrock Co.	620	31,161

		636,061

Distributors — 0.0%
Genuine Parts Co.	1,230	170,133
LKQ Corp.	710	29,529
Pool Corp.	75	23,050

		222,712

Diversified REITs — 0.0%
GPT Group (The) (Australia)	11,140	29,701
KDX Realty Investment Corp. (Japan)	14	13,609
Stockland (Australia)	8,000	22,158

		65,468

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	61,700	1,179,087
Deutsche Telekom AG (Germany)	14,494	364,314
Koninklijke KPN NV (Netherlands)	69,142	265,003
Proximus SADP (Belgium)	20,923	166,534
Verizon Communications, Inc.	32,550	1,342,362

		3,317,300

Electric Utilities — 0.6%
Alliant Energy Corp.(a)	610	31,049
American Electric Power Co., Inc.(a)	1,240	108,798
Chubu Electric Power Co., Inc. (Japan)	800	9,451

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Constellation Energy Corp.	750	$150,203
Duke Energy Corp.	5,240	525,205
Edison International	930	66,783
Enel SpA (Italy)	74,602	517,648
Entergy Corp.	510	54,570
Evergy, Inc.	560	29,663
Eversource Energy	830	47,069
Exelon Corp.	10,270	355,445
FirstEnergy Corp.	1,300	49,751
Iberdrola SA (Spain)	19,223	249,417
Kansai Electric Power Co., Inc. (The) (Japan)	10,300	172,956
NextEra Energy, Inc.	6,040	427,692
NRG Energy, Inc.	9,430	734,220
PG&E Corp.	51,000	890,460
Pinnacle West Capital Corp.(a)	260	19,859
PPL Corp.	1,760	48,664
Southern Co. (The)	2,590	200,906
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	21,500	115,777
Xcel Energy, Inc.	7,940	424,075

		5,229,661

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	12,526	694,578
Acuity Brands, Inc.(a)	1,100	265,584
AMETEK, Inc.(a)	530	88,356
Eaton Corp. PLC	4,040	1,266,742
Emerson Electric Co.	2,460	270,994
GE Vernova, Inc.*	645	110,624
Generac Holdings, Inc.*(a)	130	17,189
Hubbell, Inc.	110	40,203
Legrand SA (France)	220	21,836
Nidec Corp. (Japan)	8,600	386,996
Rockwell Automation, Inc.(a)	260	71,573
Schneider Electric SE	152	36,441
Siemens Energy AG (Germany)*	1,050	27,378
Vertiv Holdings Co. (Class A Stock)	6,400	554,048

		3,852,542

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	12,660	852,904
CDW Corp.	320	71,629
Corning, Inc.	1,870	72,650
Jabil, Inc.	290	31,549
Keyence Corp. (Japan)	500	218,839
Keysight Technologies, Inc.*	390	53,333
Shimadzu Corp. (Japan)	800	20,051
TD SYNNEX Corp.	4,900	565,460
TDK Corp. (Japan)	7,400	455,040
TE Connectivity Ltd.	710	106,805
Teledyne Technologies, Inc.*	95	36,858
Trimble, Inc.*	660	36,907
Yokogawa Electric Corp. (Japan)	700	17,000
Zebra Technologies Corp. (Class A Stock)*	110	33,982

		2,573,007

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services — 0.2%
Baker Hughes Co.	2,400	$84,408
Halliburton Co.(a)	9,110	307,736
Schlumberger NV	21,110	995,970
Tenaris SA	1,680	25,842

		1,413,956

Entertainment — 0.5%
Capcom Co. Ltd. (Japan)	1,100	20,808
CTS Eventim AG & Co. KGaA (Germany)	168	13,986
Electronic Arts, Inc.(a)	570	79,418
Konami Group Corp. (Japan)	700	50,613
Live Nation Entertainment, Inc.*	340	31,872
Netflix, Inc.*	3,850	2,598,288
Nintendo Co. Ltd. (Japan)	4,300	229,627
Sea Ltd. (Singapore), ADR*	1,900	135,698
Take-Two Interactive Software, Inc.*(a)	380	59,086
Walt Disney Co. (The)	12,430	1,234,175
Warner Bros Discovery, Inc.*	25,200	187,488

		4,641,059

Financial Services — 1.5%
Adyen NV (Netherlands), 144A*	52	61,759
Berkshire Hathaway, Inc. (Class B Stock)*	11,000	4,474,800
Corpay, Inc.*	160	42,626
EXOR NV (Netherlands)	600	62,674
Fidelity National Information Services, Inc.	10,820	815,395
Fiserv, Inc.*	1,400	208,656
Global Payments, Inc.	6,910	668,197
Industrivarden AB (Sweden) (Class A Stock)	638	21,733
Investor AB (Sweden) (Class B Stock)	19,341	530,003
Jack Henry & Associates, Inc.	170	28,223
Mastercard, Inc. (Class A Stock)	5,485	2,419,763
Mitsubishi HC Capital, Inc. (Japan)	2,700	17,864
PayPal Holdings, Inc.*	12,960	752,069
Visa, Inc. (Class A Stock)	9,960	2,614,201

		12,717,963

Food Products — 0.4%
Archer-Daniels-Midland Co.	6,880	415,896
Associated British Foods PLC (United Kingdom)	2,335	72,908
Bunge Global SA(a)	360	38,437
Campbell Soup Co.	520	23,499
Conagra Brands, Inc.	1,160	32,967
General Mills, Inc.(a)	2,850	180,291
Hershey Co. (The)	320	58,826
Hormel Foods Corp.	7,560	230,504
Ingredion, Inc.	1,300	149,110
J.M. Smucker Co. (The)	250	27,260
Kellanova	650	37,492
Kraft Heinz Co. (The)	3,840	123,725
Lamb Weston Holdings, Inc.	350	29,428
McCormick & Co., Inc.(a)	620	43,983

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	8,410	$550,350
Mowi ASA (Norway)	11,103	184,536
Nestle SA	7,794	795,567
Orkla ASA (Norway)	2,438	19,770
Tyson Foods, Inc. (Class A Stock)	690	39,427
WH Group Ltd. (Hong Kong), 144A	608,500	400,519
Wilmar International Ltd. (China)	28,000	63,847

		3,518,342

Gas Utilities — 0.1%
Atmos Energy Corp.	350	40,827
Enagas SA (Spain)	869	12,922
National Fuel Gas Co.	1,400	75,866
Tokyo Gas Co. Ltd. (Japan)	17,600	378,893
UGI Corp.	16,100	368,690

		877,198

Ground Transportation — 0.4%
CSX Corp.	16,420	549,249
J.B. Hunt Transport Services, Inc.	190	30,400
Norfolk Southern Corp.	520	111,639
Old Dominion Freight Line, Inc.	390	68,874
Uber Technologies, Inc.*	12,010	872,887
Union Pacific Corp.	6,320	1,429,963

		3,063,012

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	16,830	1,748,805
Align Technology, Inc.*	165	39,836
Baxter International, Inc.	1,260	42,147
Becton, Dickinson & Co.	4,950	1,156,864
Boston Scientific Corp.*	17,190	1,323,802
Cochlear Ltd. (Australia)	504	111,253
Cooper Cos., Inc. (The)	480	41,904
Demant A/S (Denmark)*	1,152	49,894
Dexcom, Inc.*	900	102,042
Edwards Lifesciences Corp.*	1,450	133,937
GE HealthCare Technologies, Inc.	1,010	78,699
Hologic, Inc.*	1,460	108,405
IDEXX Laboratories, Inc.*	185	90,132
Insulet Corp.*	150	30,270
Intuitive Surgical, Inc.*	1,125	500,456
Medtronic PLC	12,970	1,020,869
ResMed, Inc.(a)	350	66,997
Solventum Corp.*(a)	350	18,508
STERIS PLC(a)	230	50,494
Stryker Corp.	1,295	440,624
Teleflex, Inc.	110	23,136
Zimmer Biomet Holdings, Inc.	4,600	499,238

		7,678,312

Health Care Providers & Services — 1.0%
Cardinal Health, Inc.	590	58,009
Cencora, Inc.	400	90,120
Centene Corp.*	12,670	840,021
Cigna Group (The)	2,770	915,679
CVS Health Corp.	3,010	177,771

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
DaVita, Inc.*(a)	110	$15,243
Elevance Health, Inc.	2,535	1,373,615
Fresenius Medical Care AG (Germany)	4,078	155,848
Fresenius SE & Co. KGaA (Germany)*	12,589	376,087
HCA Healthcare, Inc.(a)	455	146,182
Henry Schein, Inc.*(a)	310	19,871
Humana, Inc.	280	104,622
Labcorp Holdings, Inc.(a)	210	42,737
McKesson Corp.	1,800	1,051,272
Molina Healthcare, Inc.*	125	37,162
Quest Diagnostics, Inc.	260	35,589
Ramsay Health Care Ltd. (Australia)	627	19,796
Tenet Healthcare Corp.*	500	66,515
UnitedHealth Group, Inc.	5,110	2,602,319
Universal Health Services, Inc. (Class B Stock)	130	24,041

		8,152,499

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	370	43,279
Healthpeak Properties, Inc.	5,110	100,156
Ventas, Inc.	3,400	174,284
Welltower, Inc.(a)	1,320	137,610

		455,329

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	1,730	31,105
Park Hotels & Resorts, Inc.(a)	21,000	314,580

		345,685

Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	2,004	82,002
Airbnb, Inc. (Class A Stock)*	1,000	151,630
Aristocrat Leisure Ltd. (Australia)	3,423	113,354
Booking Holdings, Inc.	79	312,958
Caesars Entertainment, Inc.*(a)	570	22,652
Carnival Corp.*	2,450	45,864
Chipotle Mexican Grill, Inc.*(a)	20,100	1,259,265
Darden Restaurants, Inc.	280	42,370
Domino’s Pizza, Inc.	570	294,308
Expedia Group, Inc.*	330	41,577
Genting Singapore Ltd. (Singapore)	20,400	12,967
Hilton Worldwide Holdings, Inc.	3,870	844,434
InterContinental Hotels Group PLC (United Kingdom)	581	61,049
La Francaise des Jeux SAEM (France), 144A	3,761	128,100
Las Vegas Sands Corp.	910	40,267
Marriott International, Inc. (Class A Stock)	2,080	502,882
McDonald’s Corp.	6,390	1,628,427
MGM Resorts International*	2,870	127,543
Norwegian Cruise Line Holdings Ltd.*	1,120	21,045
Royal Caribbean Cruises Ltd.*(a)	2,130	339,586
Starbucks Corp.	2,700	210,195
Wynn Resorts Ltd.	220	19,690
Yum! Brands, Inc.(a)	660	87,424

		6,389,589

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	4,347	$25,817
Berkeley Group Holdings PLC (United Kingdom)	4,939	285,373
D.R. Horton, Inc.	680	95,832
Garmin Ltd.(a)	330	53,764
Lennar Corp. (Class A Stock)	1,650	247,286
Lennar Corp. (Class B Stock)	4,200	585,606
Mohawk Industries, Inc.*	120	13,631
Newell Brands, Inc.(a)	9,700	62,177
NVR, Inc.*	7	53,120
PulteGroup, Inc.	500	55,050
SEB SA (France)	90	9,237
Sekisui Chemical Co. Ltd. (Japan)	1,200	16,659
Sony Group Corp. (Japan)	3,800	323,840

		1,827,392

Household Products — 0.5%
Church & Dwight Co., Inc.	600	62,208
Clorox Co. (The)(a)	290	39,576
Colgate-Palmolive Co.	13,010	1,262,490
Essity AB (Sweden) (Class B Stock)	17,613	450,273
Henkel AG & Co. KGaA (Germany)	368	28,953
Kimberly-Clark Corp.	2,600	359,320
Procter & Gamble Co. (The)	12,470	2,056,553
Reckitt Benckiser Group PLC (United Kingdom)	2,526	136,655

		4,396,028

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	32,730	575,066
Vistra Corp.	800	68,784

		643,850

Industrial Conglomerates — 0.4%
3M Co.	10,120	1,034,163
Hitachi Ltd. (Japan)	15,000	337,745
Honeywell International, Inc.	3,250	694,005
Siemens AG (Germany)	4,613	858,596
Smiths Group PLC (United Kingdom)	2,959	63,668

		2,988,177

Industrial REITs — 0.1%
Americold Realty Trust, Inc.	9,700	247,738
Goodman Group (Australia)	12,031	277,554
Prologis, Inc.(a)	4,500	505,395

		1,030,687

Insurance — 1.2%
Aflac, Inc.(a)	1,320	117,889
Ageas SA/NV (Belgium)	9,359	427,021
Allianz SE (Germany)	1,297	360,217
Allstate Corp. (The)	5,940	948,381
American International Group, Inc.	1,730	128,435
Aon PLC (Class A Stock)	500	146,790
Arch Capital Group Ltd.*	930	93,828
Arthur J. Gallagher & Co.(a)	500	129,655
Assurant, Inc.	3,520	585,200

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Aviva PLC (United Kingdom)	68,012	$409,657
AXA SA (France)	6,353	208,196
Brown & Brown, Inc.(a)	620	55,434
Chubb Ltd.	940	239,775
Cincinnati Financial Corp.	410	48,421
Dai-ichi Life Holdings, Inc. (Japan)	8,400	224,951
Everest Group Ltd.	105	40,007
Globe Life, Inc.	260	21,393
Hannover Rueck SE (Germany)	212	53,665
Hartford Financial Services Group, Inc. (The)	760	76,410
Japan Post Holdings Co. Ltd. (Japan)	39,800	395,601
Loews Corp.	510	38,117
Marsh & McLennan Cos., Inc.	5,460	1,150,531
Medibank Private Ltd. (Australia)	173,163	429,153
MetLife, Inc.	14,230	998,804
MS&AD Insurance Group Holdings, Inc. (Japan)	4,100	91,537
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,273	636,443
NN Group NV (Netherlands)	225	10,458
Principal Financial Group, Inc.	600	47,070
Progressive Corp. (The)	6,480	1,345,961
QBE Insurance Group Ltd. (Australia)	1,067	12,317
T&D Holdings, Inc. (Japan)	1,500	26,201
Talanx AG (Germany)	560	44,626
Tokio Marine Holdings, Inc. (Japan)	2,200	82,674
Travelers Cos., Inc. (The)(a)	3,650	742,191
W.R. Berkley Corp.(a)	550	43,219
Willis Towers Watson PLC	260	68,156

		10,478,384

Interactive Media & Services — 2.5%
Alphabet, Inc. (Class A Stock)	41,090	7,484,544
Alphabet, Inc. (Class C Stock)	34,870	6,395,855
Auto Trader Group PLC (United Kingdom), 144A	2,650	26,673
Match Group, Inc.*	730	22,177
Meta Platforms, Inc. (Class A Stock)	13,595	6,854,871
Pinterest, Inc. (Class A Stock)*	9,000	396,630

		21,180,750

IT Services — 0.4%
Accenture PLC (Class A Stock)	2,420	734,252
Akamai Technologies, Inc.*(a)	360	32,429
Cognizant Technology Solutions Corp. (Class A Stock)	12,690	862,920
EPAM Systems, Inc.*	135	25,395
Gartner, Inc.*	175	78,586
GoDaddy, Inc. (Class A Stock)*	290	40,516
International Business Machines Corp.	6,440	1,113,798
NEC Corp. (Japan)	200	16,491
Okta, Inc.*	3,800	355,718
VeriSign, Inc.*	200	35,560
Wix.com Ltd. (Israel)*	2,700	429,489

		3,725,154

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	9,300	$182,199
Hasbro, Inc.	350	20,475
Shimano, Inc. (Japan)	200	30,909

		233,583

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	700	90,741
Avantor, Inc.*	3,400	72,080
Bio-Rad Laboratories, Inc. (Class A Stock)*	40	10,924
Bio-Techne Corp.(a)	380	27,227
Charles River Laboratories International, Inc.*	100	20,658
Danaher Corp.	5,940	1,484,109
Illumina, Inc.*	2,500	260,950
IQVIA Holdings, Inc.*	440	93,034
Medpace Holdings, Inc.*	200	82,370
Mettler-Toledo International, Inc.*	48	67,084
Revvity, Inc.(a)	290	30,410
Thermo Fisher Scientific, Inc.	3,445	1,905,085
Waters Corp.*	125	36,265
West Pharmaceutical Services, Inc.	1,065	350,800

		4,531,737

Machinery — 0.8%
Alfa Laval AB (Sweden)	1,002	43,879
Allison Transmission Holdings, Inc.	5,900	447,810
Atlas Copco AB (Sweden) (Class A Stock)	14,871	279,222
Atlas Copco AB (Sweden) (Class B Stock)	5,512	89,004
Caterpillar, Inc.	2,550	849,405
Cummins, Inc.	1,810	501,243
Daimler Truck Holding AG (Germany)	7,870	313,880
Deere & Co.	905	338,135
Donaldson Co., Inc.	7,100	508,076
Dover Corp.(a)	330	59,549
Epiroc AB (Sweden) (Class B Stock)	1,262	23,165
Flowserve Corp.	15,400	740,740
Fortive Corp.	850	62,985
GEA Group AG (Germany)	10,488	436,022
IDEX Corp.	160	32,192
Illinois Tool Works, Inc.(a)	610	144,546
Indutrade AB (Sweden)	1,160	29,794
Ingersoll Rand, Inc.	970	88,115
ITT, Inc.(a)	3,700	477,966
Knorr-Bremse AG (Germany)	255	19,491
Nordson Corp.(a)	130	30,152
Oshkosh Corp.	1,400	151,480
Otis Worldwide Corp.(a)	950	91,447
PACCAR, Inc.(a)	1,240	127,646
Parker-Hannifin Corp.	290	146,685
Pentair PLC	400	30,668
Rational AG (Germany)	44	36,481
Schindler Holding AG (Switzerland)	75	18,697
Schindler Holding AG (Switzerland) (Part. Cert.)	203	50,933
SKF AB (Sweden) (Class B Stock)	1,955	39,290

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Snap-on, Inc.(a)	120	$31,367
Stanley Black & Decker, Inc.	370	29,559
Toyota Industries Corp. (Japan)	400	34,026
Trelleborg AB (Sweden) (Class B Stock)	700	27,241
Volvo AB (Sweden) (Class A Stock)	975	25,490
Volvo AB (Sweden) (Class B Stock)	20,804	534,547
Wartsila OYJ Abp (Finland)	2,760	53,506
Westinghouse Air Brake Technologies Corp.	420	66,381
Xylem, Inc.	560	75,953

		7,086,768

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	15	25,452
Kawasaki Kisen Kaisha Ltd. (Japan)	3,100	45,207
Kirby Corp.*	3,700	443,001
Mitsui OSK Lines Ltd. (Japan)	12,300	369,820

		883,480

Media — 0.3%
Charter Communications, Inc. (Class A Stock)*(a)	210	62,781
Comcast Corp. (Class A Stock)	33,590	1,315,384
Fox Corp. (Class A Stock)(a)	610	20,966
Fox Corp. (Class B Stock)	350	11,207
Informa PLC (United Kingdom)	7,099	76,612
Interpublic Group of Cos., Inc. (The)(a)	930	27,054
News Corp. (Class A Stock)	1,000	27,570
News Corp. (Class B Stock)(a)	310	8,801
Omnicom Group, Inc.(a)	470	42,159
Paramount Global (Class B Stock)(a)	1,270	13,195
Publicis Groupe SA (France)	3,693	392,267
Vivendi SE (France)	18,931	197,860

		2,195,856

Metals & Mining — 0.5%
BHP Group Ltd. (Australia)	18,194	520,020
BlueScope Steel Ltd. (Australia)	28,093	381,353
Boliden AB (Sweden)	510	16,402
Fortescue Ltd. (Australia)	12,022	171,151
Freeport-McMoRan, Inc.	17,520	851,472
Glencore PLC (Australia)	57,118	325,017
JFE Holdings, Inc. (Japan)	2,600	37,525
Newmont Corp.(a)	2,760	115,561
Nippon Steel Corp. (Japan)	13,400	284,059
Northern Star Resources Ltd. (Australia)	3,980	34,563
Nucor Corp.	2,080	328,806
Rio Tinto Ltd. (Australia)	1,335	105,748
Rio Tinto PLC (Australia)	8,582	563,136
Southern Copper Corp. (Mexico)(a)	600	64,644
SSR Mining, Inc. (Canada)	28,300	127,633
Steel Dynamics, Inc.	370	47,915
voestalpine AG (Austria)	1,207	32,631

		4,007,636

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities — 0.3%
Ameren Corp.	650	$46,221
CenterPoint Energy, Inc.	1,570	48,639
Centrica PLC (United Kingdom)	257,763	439,356
CMS Energy Corp.	4,920	292,888
Consolidated Edison, Inc.	830	74,219
Dominion Energy, Inc.	2,000	98,000
DTE Energy Co.	2,110	234,231
Engie SA (France)	24,580	351,994
NiSource, Inc.	21,500	619,415
Public Service Enterprise Group, Inc.	1,180	86,966
Sembcorp Industries Ltd. (Singapore)	3,900	13,785
Sempra(a)	1,500	114,090
WEC Energy Group, Inc.	750	58,845

		2,478,649

Office REITs — 0.0%
Boston Properties, Inc.(a)	380	23,393
Dexus (Australia)	3,675	15,854
Gecina SA (France)	210	19,385

		58,632

Oil, Gas & Consumable Fuels — 1.5%
Ampol Ltd. (Australia)	792	17,035
Antero Resources Corp.*(a)	14,100	460,083
APA Corp.	910	26,790
Cheniere Energy, Inc.	4,300	751,769
Chevron Corp.	13,560	2,121,055
ConocoPhillips	9,700	1,109,486
Coterra Energy, Inc.	1,820	48,539
Devon Energy Corp.	1,540	72,996
Diamondback Energy, Inc.	2,890	578,549
ENEOS Holdings, Inc. (Japan)	8,200	42,258
EOG Resources, Inc.	1,350	169,925
EQT Corp.(a)	950	35,131
Exxon Mobil Corp.	29,427	3,387,636
Hess Corp.	650	95,888
Idemitsu Kosan Co. Ltd. (Japan)	29,000	188,487
Inpex Corp. (Japan)	30,000	440,565
Kinder Morgan, Inc.	4,610	91,601
Marathon Oil Corp.	21,020	602,644
Marathon Petroleum Corp.	830	143,988
Occidental Petroleum Corp.(a)	1,580	99,587
ONEOK, Inc.	1,390	113,355
Phillips 66	4,310	608,443
Repsol SA (Spain)	4,216	66,860
Shell PLC	17,734	636,083
Targa Resources Corp.	540	69,541
TotalEnergies SE (France)	12,204	817,104
Valero Energy Corp.	770	120,705
Williams Cos., Inc. (The)	2,910	123,675

		13,039,778

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	1,500	28,750

Passenger Airlines — 0.0%
American Airlines Group, Inc.*(a)	1,780	20,168
Delta Air Lines, Inc.(a)	1,530	72,583
Japan Airlines Co. Ltd. (Japan)	2,200	34,760

	Shares	Value

COMMON STOCKS (continued)
Passenger Airlines (cont’d.)
Singapore Airlines Ltd. (Singapore)	7,200	$36,583
Southwest Airlines Co.(a)	1,510	43,201
United Airlines Holdings, Inc.*(a)	820	39,901

		247,196

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	570	60,648
Kenvue, Inc.	4,600	83,628
L’Oreal SA (France)	70	30,812
Unilever PLC (United Kingdom)	14,963	821,279

		996,367

Pharmaceuticals — 2.2%
AstraZeneca PLC (United Kingdom)	2,781	432,816
Bristol-Myers Squibb Co.	13,760	571,453
Catalent, Inc.*	480	26,990
Chugai Pharmaceutical Co. Ltd. (Japan)	3,000	106,825
Daiichi Sankyo Co. Ltd. (Japan)	9,400	326,685
Elanco Animal Health, Inc.*	24,400	352,092
Eli Lilly & Co.	5,320	4,816,622
GSK PLC	29,587	569,083
Hikma Pharmaceuticals PLC (Jordan)	1,155	27,519
Ipsen SA (France)	132	16,217
Johnson & Johnson	19,900	2,908,584
Kyowa Kirin Co. Ltd. (Japan)	900	15,427
Merck & Co., Inc.	21,600	2,674,080
Novartis AG (Switzerland)	10,459	1,113,587
Novo Nordisk A/S (Denmark) (Class B Stock)	13,764	1,969,420
Ono Pharmaceutical Co. Ltd. (Japan)	6,600	90,178
Orion OYJ (Finland) (Class B Stock)	368	15,695
Otsuka Holdings Co. Ltd. (Japan)	1,400	59,145
Pfizer, Inc.	18,270	511,195
Roche Holding AG	2,440	676,024
Sanofi SA	2,612	251,909
Shionogi & Co. Ltd. (Japan)	9,500	370,011
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	3,900	63,375
Viatris, Inc.	2,910	30,933
Zoetis, Inc.	1,050	182,028

		18,177,893

Professional Services — 0.4%
Automatic Data Processing, Inc.	4,870	1,162,420
Broadridge Financial Solutions, Inc.(a)	270	53,190
Computershare Ltd. (Australia)	2,520	44,074
Dayforce, Inc.*(a)	410	20,336
Dun & Bradstreet Holdings, Inc.(a)	58,400	540,784
Equifax, Inc.(a)	290	70,314
Jacobs Solutions, Inc.	290	40,516
Leidos Holdings, Inc.	820	119,622
Paychex, Inc.(a)	770	91,291
Paycom Software, Inc.	120	17,165
Recruit Holdings Co. Ltd. (Japan)	12,600	677,970
Verisk Analytics, Inc.	340	91,647

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Wolters Kluwer NV (Netherlands)	878	$144,991

		3,074,320

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	700	62,377
CoStar Group, Inc.*(a)	980	72,657
Daito Trust Construction Co. Ltd. (Japan)	200	20,702
Hulic Co. Ltd. (Japan)	1,700	15,110
Jones Lang LaSalle, Inc.*	2,900	595,312
Mitsubishi Estate Co. Ltd. (Japan)	1,800	28,338
Nomura Real Estate Holdings, Inc. (Japan)	1,300	32,726
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,500	13,243

		840,465

Residential REITs — 0.1%
AvalonBay Communities, Inc.	740	153,099
Camden Property Trust(a)	250	27,278
Equity Residential	13,330	924,302
Essex Property Trust, Inc.(a)	130	35,386
Invitation Homes, Inc.	1,380	49,528
Mid-America Apartment Communities, Inc.(a)	270	38,505
UDR, Inc.(a)	730	30,039

		1,258,137

Retail REITs — 0.2%
Federal Realty Investment Trust	200	20,194
Kimco Realty Corp.(a)	5,330	103,722
Klepierre SA (France)	7,197	192,145
Realty Income Corp.(a)	1,990	105,112
Regency Centers Corp.(a)	3,740	232,628
Scentre Group (Australia)	28,009	58,054
Simon Property Group, Inc.	740	112,332
Unibail-Rodamco-Westfield (France)	373	29,477
Vicinity Ltd. (Australia)	344,507	423,601

		1,277,265

Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.*	7,390	1,198,732
Analog Devices, Inc.	5,550	1,266,843
Applied Materials, Inc.	5,640	1,330,984
ASM International NV (Netherlands)	656	501,431
ASML Holding NV (Netherlands)	1,506	1,534,864
Broadcom, Inc.	2,493	4,002,586
Disco Corp. (Japan)	400	152,360
Enphase Energy, Inc.*(a)	320	31,907
First Solar, Inc.*	250	56,365
Intel Corp.	46,080	1,427,098
KLA Corp.	310	255,598
Lam Research Corp.	1,305	1,389,629
Microchip Technology, Inc.	1,280	117,120
Micron Technology, Inc.	4,180	549,795
Monolithic Power Systems, Inc.	910	747,729
NVIDIA Corp.	164,530	20,326,036
NXP Semiconductors NV (China)	600	161,454

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ON Semiconductor Corp.*	1,020	$69,921
Qorvo, Inc.*	230	26,689
QUALCOMM, Inc.	10,860	2,163,095
Rohm Co. Ltd. (Japan)	1,000	13,368
SCREEN Holdings Co. Ltd. (Japan)	800	72,527
Skyworks Solutions, Inc.	380	40,500
Teradyne, Inc.	4,830	716,241
Texas Instruments, Inc.	3,160	614,715
Tokyo Electron Ltd. (Japan)	1,600	350,241

		39,117,828

Software — 4.2%
Adobe, Inc.*	2,005	1,113,858
ANSYS, Inc.*	200	64,300
Autodesk, Inc.*	3,980	984,851
Cadence Design Systems, Inc.*	4,130	1,271,007
Crowdstrike Holdings, Inc. (Class A Stock)*	3,030	1,161,066
Elastic NV*	600	68,346
Fair Isaac Corp.*	56	83,365
Fortinet, Inc.*	1,520	91,610
Gen Digital, Inc.(a)	1,370	34,223
Gitlab, Inc. (Class A Stock)*	6,100	303,292
Informatica, Inc. (Class A Stock)*(a)	7,300	225,424
Intuit, Inc.	1,655	1,087,683
Microsoft Corp.	50,740	22,678,243
Nemetschek SE (Germany)	1,637	159,815
Nice Ltd. (Israel)*	291	50,063
Oracle Corp.	6,070	857,084
Palo Alto Networks, Inc.*	735	249,172
Pegasystems, Inc.	1,600	96,848
PTC, Inc.*(a)	280	50,868
Roper Technologies, Inc.(a)	250	140,915
Salesforce, Inc.	7,900	2,031,090
SAP SE (Germany)	1,612	323,811
ServiceNow, Inc.*	1,625	1,278,339
Synopsys, Inc.*	350	208,271
Tyler Technologies, Inc.*	85	42,736
Xero Ltd. (New Zealand)*	480	43,409
Zoom Video Communications, Inc. (Class A Stock)*	10,200	603,738

		35,303,427

Specialized REITs — 0.4%
American Tower Corp.	1,070	207,987
Crown Castle, Inc.	1,050	102,585
Digital Realty Trust, Inc.(a)	1,330	202,226
Equinix, Inc.(a)	215	162,669
Extra Space Storage, Inc.(a)	480	74,597
Iron Mountain, Inc.(a)	8,890	796,722
Public Storage	3,160	908,974
SBA Communications Corp.	2,555	501,546
VICI Properties, Inc.	2,470	70,741
Weyerhaeuser Co.	1,760	49,966

		3,078,013

Specialty Retail — 0.8%
AutoZone, Inc.*	99	293,446

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Bath & Body Works, Inc.	550	$21,477
Best Buy Co., Inc.(a)	460	38,773
CarMax, Inc.*(a)	1,480	108,543
Gap, Inc. (The)(a)	5,700	136,173
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	1,860	29,463
Home Depot, Inc. (The)	6,280	2,161,827
Industria de Diseno Textil SA (Spain)	11,946	592,801
Lowe’s Cos., Inc.	6,290	1,386,693
O’Reilly Automotive, Inc.*(a)	133	140,456
Petco Health & Wellness Co., Inc.*	42,000	158,760
Ross Stores, Inc.	2,580	374,926
TJX Cos., Inc. (The)	2,670	293,967
Tractor Supply Co.(a)	250	67,500
Ulta Beauty, Inc.*	1,600	617,392
Zalando SE (Germany), 144A*	720	16,902

		6,439,099

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	93,320	19,655,058
Brother Industries Ltd. (Japan)	9,700	171,343
Canon, Inc. (Japan)	4,200	113,936
Hewlett Packard Enterprise Co.	37,390	791,546
HP, Inc.	4,940	172,999
Logitech International SA (Switzerland)	4,829	464,747
NetApp, Inc.	980	126,224
Pure Storage, Inc. (Class A Stock)*	9,500	609,995
Seagate Technology Holdings PLC(a)	470	48,537
Super Micro Computer, Inc.*(a)	114	93,406
Western Digital Corp.*	760	57,585

		22,305,376

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	560	133,709
Asics Corp. (Japan)	23,600	363,869
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	837	130,809
Deckers Outdoor Corp.*	455	440,417
Hermes International SCA (France)	280	646,695
Lululemon Athletica, Inc.*(a)	255	76,168
LVMH Moet Hennessy Louis Vuitton SE (France)	488	374,682
Moncler SpA (Italy)	720	44,168
NIKE, Inc. (Class B Stock)	2,900	218,573
Pandora A/S (Denmark)	1,412	212,524
Ralph Lauren Corp.	80	14,005
Skechers USA, Inc. (Class A Stock)*	4,500	311,040
Tapestry, Inc.(a)	550	23,535

		2,990,194

Tobacco — 0.2%
Altria Group, Inc.	14,480	659,564
British American Tobacco PLC (United Kingdom)	6,681	205,238
Imperial Brands PLC (United Kingdom)	12,312	315,050
Japan Tobacco, Inc. (Japan)	2,100	56,867
Philip Morris International, Inc.	4,960	502,597

		1,739,316

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	600	$55,920
Fastenal Co.(a)	1,360	85,463
Mitsui & Co. Ltd. (Japan)	8,600	196,137
Reece Ltd. (Australia)	2,318	38,711
Rexel SA (France)	738	19,091
Seven Group Holdings Ltd. (Australia)	540	13,490
United Rentals, Inc.(a)	545	352,468
W.W. Grainger, Inc.	100	90,224
WESCO International, Inc.	1,200	190,224

		1,041,728

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	822	166,453

Water Utilities — 0.0%
American Water Works Co., Inc.	430	55,539

Wireless Telecommunication Services — 0.1%
Tele2 AB (Sweden) (Class B Stock)	2,327	23,490
T-Mobile US, Inc.	2,700	475,686
Vodafone Group PLC (United Kingdom)	39,928	35,330

		534,506

TOTAL COMMON STOCKS (cost $301,343,443)		372,688,796

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	288	25,430

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	3,586	319,286

TOTAL PREFERRED STOCKS (cost $296,589)		344,716

UNAFFILIATED EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	2,100	1,149,183
iShares MSCI EAFE ETF(a)	10,210	799,749

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $1,824,521)		1,948,932

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.7%
Automobiles — 1.2%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	400	403,755
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29	1,710	1,672,828
Series 2023-03A, Class A, 144A
5.440%	02/22/28	400	399,681

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	258	$259,030
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	129	129,619
Chase Auto Owner Trust,
Series 2022-AA, Class B, 144A
4.460%	04/25/28	200	196,087
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%	08/15/36	600	595,031
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	500	496,648
Ford Credit Floorplan Master Owner Trust A,
Series 2024-01, Class A1, 144A
5.290%	04/15/29	500	501,838
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	500	513,245
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	1,500	1,486,200
Santander Drive Auto Receivables Trust,
Series 2022-03, Class C
4.490%	08/15/29	2,000	1,964,130
Series 2022-06, Class C
4.960%	11/15/28	300	297,338
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	465	465,616
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	500	500,085

			9,881,131

Collateralized Loan Obligations — 3.4%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.855%(c)	04/20/37	1,000	1,000,632
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	01/19/35	500	500,000
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.715%(c)	04/20/35	1,000	1,002,352
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.324%(c)	04/26/35	2,000	2,007,070
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.944%(c)	04/20/37	1,000	1,000,810

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	12/19/32	2,250	$2,260,740
BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.738%(c)	04/19/34	1,000	1,001,500
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.766%(c)	07/20/34	750	752,291
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.854%(c)	04/20/37	1,000	1,000,562
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.214%(c)	01/25/37	1,000	1,000,999
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
6.934%(c)	04/20/37	1,000	1,008,157
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.944%(c)	04/20/37	1,000	1,000,659
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.819%(c)	04/17/37	1,000	1,005,198
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class A1R, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)
6.676%(c)	04/20/32	866	866,838
HPS Loan Management Ltd. (Cayman Islands),
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.726%(c)	04/20/34	1,000	1,002,214
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)
6.555%(c)	10/20/31	938	940,204
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.852%(c)	04/15/37	1,000	1,006,723
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
7.022%(c)	01/15/37	1,000	1,004,192
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A1AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
6.429%(c)	04/15/31	938	939,137

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.826%(c)	04/16/37	1,000	$1,003,030
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.875%(c)	04/17/37	1,000	1,000,871
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.175%(c)	10/20/35	3,000	3,021,069
TICP CLO Ltd. (Cayman Islands),
Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.816%(c)	04/25/37	1,000	1,000,922
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.878%(c)	04/25/37	1,000	1,008,521
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	07/17/31	1,713	1,714,917

			29,049,608

Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2022-02A, Class A, 144A
4.890%	10/14/34	530	525,864

Home Equity Loans — 0.0%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	68	67,917
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	178	181,277

			249,194

Student Loan — 0.0%
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	280	272,024

TOTAL ASSET-BACKED SECURITIES (cost $39,921,926)			39,977,821

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
BANK,
Series 2019-BN19, Class A2
2.926%	08/15/61	1,900	1,703,225
Series 2019-BN20, Class A2
2.758%	09/15/62	4,076	3,631,003
Series 2019-BN21, Class A4
2.600%	10/17/52	2,930	2,615,461
Series 2021-BN38, Class A4
2.275%	12/15/64	1,500	1,228,749

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	1,624	$1,563,033
BANK5,
Series 2023-05YR04, Class A3
6.500%	12/15/56	1,298	1,346,885
Benchmark Mortgage Trust,
Series 2019-B14, Class A1
2.072%	12/15/62	137	136,116
Series 2023-B40, Class A2
6.930%	12/15/56	385	403,656
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	800	836,549
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,500	1,356,755
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	1,236	1,181,586
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	831	789,336
Series 2016-C31, Class A4
2.840%	11/15/49	1,821	1,725,064
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	1,691	1,600,938
MSWF Commercial Mortgage Trust,
Series 2023-02, Class A2
6.890%	12/15/56	500	521,987
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	1,491	1,406,920
Series 2019-C53, Class A3
2.787%	10/15/52	200	178,735
Series 2020-C56, Class A4
2.194%	06/15/53	2,300	1,935,079

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $24,711,394)			24,161,077

CORPORATE BONDS — 5.8%
Aerospace & Defense — 0.1%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	265	263,249
Boeing Co. (The),
Sr. Unsec’d. Notes
3.550%	03/01/38	833	603,340
5.930%	05/01/60	260	232,614

			1,099,203

Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	350	295,291

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	100	$97,812
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	375	370,076

			467,888

Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	200	193,556
4.000%	11/13/30	200	178,527
5.800%	03/08/29	200	199,430
6.798%	11/07/28	205	211,941
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.800%	06/23/28	590	596,822
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	03/19/27	335	334,223
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.250%	03/22/29	285	283,237

			1,997,736

Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	203	201,985

Banks — 1.8%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26	500	503,589
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	200	198,085
5.552%(ff)	03/14/28	400	398,857
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	1,258	1,063,783
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	1,063	1,011,657
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.975%(ff)	03/14/30	400	397,479
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
5.690%(ff)	03/12/30	630	630,862
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	200	202,779
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,875	1,562,422
2.666%(ff)	01/29/31	110	95,692

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
6.720%(ff)	01/18/29		325	$334,756
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29(a)		190	194,825
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		1,780	1,634,491
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.963%(ff)	01/25/33		1,257	1,071,544
5.581%(ff)	04/22/30		560	568,869
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		1,000	827,282
3.591%(cc)	07/22/28		1,075	1,022,137
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29		325	328,521
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27(a)		1,055	971,675
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		55	55,465
7.161%(ff)	10/30/29		200	212,358
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34		95	96,323
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.808%(ff)	07/25/28(a)		1,900	1,872,432

				15,255,883

Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		200	190,700

Chemicals — 0.1%
FMC Corp.,
Sr. Unsec’d. Notes
5.650%	05/18/33(a)		460	453,112

Commercial Services — 0.1%
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		150	143,808
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	101	104,177
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52(a)		445	391,466

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	325	$282,634

			922,085

Diversified Financial Services — 0.3%
BlackRock Funding, Inc.,
Gtd. Notes
5.000%	03/14/34	580	575,673
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	1,225	1,181,842
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	09/01/28	200	188,657
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26	250	253,802
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	360	343,462

			2,543,436

Electric — 0.3%
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes
5.365%	06/15/26	155	154,267
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	175	173,111
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	650	391,555
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31(a)	475	407,528
Pacific Gas & Electric Co.,
First Mortgage
3.950%	12/01/47	400	285,996
4.950%	07/01/50	245	202,340
PacifiCorp,
First Mortgage
4.150%	02/15/50	300	229,066
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	300	290,264
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	535	511,294

			2,645,421

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	370	355,603

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	100	$102,183
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27	250	249,888
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	935	759,847

			1,111,918

Foods — 0.1%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	844	832,884
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	25	22,665
4.375%	01/31/32	310	276,297

			1,131,846

Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26	155	155,683

Healthcare-Services — 0.1%
Fred Hutchinson Cancer Center,
Sr. Unsec’d. Notes, Series 2022
4.966%	01/01/52	310	301,700
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52(a)	600	540,743
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/52	55	48,703
5.200%	04/15/63	275	255,284

			1,146,430

Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31	175	154,436
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	275	271,075
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	225	223,916

			649,427

Insurance — 0.1%
Lincoln National Corp.,
Sr. Unsec’d. Notes
5.852%	03/15/34	345	344,231

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	50	$47,987
5.500%	05/01/26	325	321,069
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	100	62,675
5.125%	07/01/49	360	277,002

			708,733

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.250%	09/08/30	540	546,624
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
5.350%	03/15/34	530	529,051

			1,075,675

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	155	154,465

Oil & Gas — 0.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	675	573,371
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26	875	813,242
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	470	491,635
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	250	240,372
8.625%	01/19/29	265	278,939
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	125	126,217
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31	400	382,284
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	200	160,750
6.500%	03/13/27	490	466,676
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	900	881,953

			4,415,439

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	200	201,072

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Berry Global, Inc.,
Sr. Sec’d. Notes
5.500%	04/15/28	635	$634,080
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	175	174,568

			1,009,720

Pharmaceuticals — 0.0%
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50	355	239,228

Pipelines — 0.6%
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	850	911,723
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	200	171,875
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	03/15/45	620	544,940
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	25,550
7.500%	06/01/30	25	26,644
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	200	204,437
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	460	390,581
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33	840	865,039
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	535	481,503
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	1,015	944,366

			4,566,658

Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29	390	388,547
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	1,045	969,634
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,500	1,488,002
Kimco Realty OP LLC,
Gtd. Notes
4.600%	02/01/33	435	408,001

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,525	$1,339,531
5.700%	01/15/33	135	132,913

			4,726,628

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	404	348,190

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	575	439,881
3.650%	09/15/59	400	268,466
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	465	460,781

			1,169,128

Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	50	46,696

TOTAL CORPORATE BONDS (cost $49,812,078)			49,428,438

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	245	220,462
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	170	169,933
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.835%(c)	10/25/43	83	84,096
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	84	78,016
Fannie Mae REMIC,
Series 2014-17, Class SE, IO, 30 Day Average SOFR x (1) + 5.836% (Cap 5.950%, Floor 0.000%)
0.500%(c)	04/25/44	2,279	208,359
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.615%(c)	08/25/52	1,610	133,286
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.485%(c)	09/25/42	343	347,763
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	200	2,859

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 5269, Class AD
2.000%	01/25/55		711	$543,835
Series 5281, Class AY
2.500%	08/25/52		203	158,990
Freddie Mac Strips,
Series 406, Class PO, PO
1.218%(s)	10/25/53		383	303,341
Government National Mortgage Assoc.,
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		351	5,855
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		397	7,552
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		323	7,489
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		806	16,122
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		250	4,304
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		623	10,499
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		638	9,662
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.598%(c)	06/24/71	EUR	88	94,079
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61		100	86,380

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,468,255)				2,492,882

SOVEREIGN BONDS — 0.1%
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28		150	148,650
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	100	98,561
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	115	104,724
3.125%	05/15/27	EUR	301	308,857

TOTAL SOVEREIGN BONDS (cost $630,967)				660,792

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
Federal Home Loan Mortgage Corp.
2.000%	02/01/36		398	352,586

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.000%	07/01/36	126	$111,262
2.000%	05/01/42	1,019	850,207
2.000%	02/01/51	1,020	800,698
3.000%	09/01/50(k)	3,453	2,968,178
3.000%	02/01/52	911	784,165
3.500%	06/01/37	119	112,700
3.500%	03/01/48	1,472	1,330,236
4.000%	09/01/37	143	137,265
4.500%	07/01/47	993	957,085
5.500%	12/01/52	702	694,230
Federal National Mortgage Assoc.
1.500%	01/01/36	426	366,562
1.500%	11/01/50	894	670,288
1.500%	02/01/51	1,050	785,505
2.000%	03/01/31	119	110,103
2.000%	01/01/32	245	226,141
2.000%	11/01/50	1,448	1,143,207
2.000%	03/01/51	2,017	1,583,999
2.000%	04/01/51	539	424,005
2.000%	05/01/51	1,018	800,895
2.500%	TBA(tt)	1,000	817,305
2.500%	07/01/32	132	122,701
2.500%	08/01/32	144	133,910
2.500%	09/01/32	140	130,196
2.500%	07/01/35	506	471,390
2.500%	03/01/51	485	398,942
2.500%	06/01/51	2,268	1,863,337
2.500%	08/01/51	1,631	1,339,371
2.500%	12/01/51	1,309	1,076,180
2.500%	02/01/52	1,291	1,068,174
2.500%	04/01/52	1,322	1,094,632
3.000%	06/01/36	568	530,604
3.000%	02/01/50	896	764,282
3.500%	TBA(tt)	500	442,500
3.500%	03/01/52	418	373,323
4.000%	TBA(tt)	1,000	914,961
4.000%	11/01/37	222	213,323
4.000%	06/01/52	1,477	1,352,211
4.000%	10/01/52	225	206,050
5.000%	TBA(tt)	500	495,589
5.000%	06/01/52	852	825,901
5.000%	10/01/52	486	470,888
5.000%	01/01/54	242	234,044
5.500%	TBA(tt)	3,000	2,958,633
6.000%	01/01/53	944	948,348
6.000%	09/01/53	496	497,378
6.000%	10/01/53	330	330,821
Government National Mortgage Assoc.
2.000%	TBA(tt)	1,000	809,141
2.000%	01/20/51	489	396,034
2.500%	07/20/51	459	386,229
3.000%	05/20/46	166	147,052
3.000%	10/20/46	201	177,293
3.000%	11/20/47	174	153,731
3.000%	06/20/51	1,064	928,627
3.500%	08/20/43	861	790,217
3.500%	10/20/46	749	682,297
3.500%	04/20/48	473	429,704

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	11/20/47	755	$708,309
4.000%	03/20/48	450	421,545
4.500%	08/20/48	608	584,876
6.500%	TBA(tt)	1,000	1,014,249

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $44,679,359)			42,913,615

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bonds
2.250%	05/15/41	1,280	926,000
3.000%	02/15/49	1,270	962,224
3.375%	11/15/48(h)	1,180	958,381
3.875%	05/15/43	355	320,332
4.750%	11/15/43	140	141,903
4.750%	11/15/53	3,200	3,309,000
U.S. Treasury Strips Coupon
3.799%(s)	05/15/41(k)	6,640	2,972,697

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,296,358)			9,590,537

TOTAL LONG-TERM INVESTMENTS (cost $698,277,985)			808,167,957

		Shares
SHORT-TERM INVESTMENTS — 7.1%
AFFILIATED MUTUAL FUNDS — 6.8%
PGIM Core Ultra Short Bond Fund(wa)		42,182,726	42,182,726
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $15,511,397; includes $15,435,742 of cash collateral for securities on loan)(b)(wa)		15,520,710	15,511,397

TOTAL AFFILIATED MUTUAL FUNDS (cost $57,694,123)			57,694,123

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
5.289%	09/19/24	2,100	2,075,669

(cost $2,075,663)
TOTAL SHORT-TERM INVESTMENTS (cost $59,769,786)			59,769,792

TOTAL INVESTMENTS—102.6% (cost $758,047,771)			867,937,749
Liabilities in excess of other assets(z) — (2.6)%			(22,262,142)

NET ASSETS — 100.0%			$845,675,607

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,140,270; cash collateral of $15,435,742 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $7,000,000 is 0.8% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA(tt)	08/13/24	$(500)	$(425,664)
Federal National Mortgage Assoc.	6.000%	TBA(tt)	07/15/24	(500)	(501,387)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $926,602)					$(927,051)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
23	2 Year U.S. Treasury Notes	Sep. 2024	$4,697,031	$11,614
6	5 Year U.S. Treasury Notes	Sep. 2024	639,469	4,305
47	10 Year U.S. Treasury Notes	Sep. 2024	5,169,266	10,937
39	10 Year U.S. Ultra Treasury Notes	Sep. 2024	4,427,719	30,438
11	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	1,378,781	22,516
271	Mini MSCI EAFE Index	Sep. 2024	31,750,360	143,115
19	S&P 500 E-Mini Index	Sep. 2024	5,245,425	17,845

				240,770

Short Positions:
22	3 Month CME SOFR	Sep. 2024	5,205,888	2,297
33	20 Year U.S. Treasury Bonds	Sep. 2024	3,904,313	(28,883)

				(26,586)

				$214,184

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/24	SSB	EUR	670	$718,913	$717,153	$—	$(1,760)

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/24	BOA	EUR	670	$726,927	$717,153	$9,774	$—
Expiring 08/02/24	SSB	EUR	670	719,973	718,246	1,727	—

				$1,446,900	$1,435,399	11,501	—

						$11,501	$(1,760)

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000	%(Q)	2,050	3.448%	$132,582	$131,114	$(1,468)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
6,955	08/31/24	5.384%	(T)	1 Day SOFR(2)(T)/ 5.330%	$—	$(5,537)	$(5,537)
2,332	03/08/25	4.946%	(A)	1 Day SOFR(2)(A)/ 5.330%	—	(8,121)	(8,121)
2,756	03/09/25	5.110%	(A)	1 Day SOFR(2)(A)/ 5.330%	—	(5,059)	(5,059)
6,390	03/10/25	5.088%	(A)	1 Day SOFR(2)(A)/ 5.330%	—	(13,065)	(13,065)
3,405	05/17/25	5.113%	(T)	1 Day SOFR(2)(T)/ 5.330%	—	(1,409)	(1,409)
3,585	08/31/25	4.805%	(A)	1 Day SOFR(1)(A)/ 5.330%	—	25,870	25,870

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,745	05/17/26	4.669%	(A)	1 Day SOFR(1)(A)/ 5.330%	$—	$262	$262
240	09/25/26	4.699%	(A)	1 Day SOFR(1)(A)/ 5.330%	44	425	381
3,570	05/13/27	4.497%	(A)	1 Day SOFR(2)(A)/ 5.330%	1,273	10,529	9,256
2,225	05/13/29	4.253%	(A)	1 Day SOFR(1)(A)/ 5.330%	(2,366)	(14,621)	(12,255)
280	05/11/54	1.350%	(A)	1 Day SOFR(1)(A)/ 5.330%	127,811	118,578	(9,233)

					$126,762	$107,852	$(18,910)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	09/20/24	(2,480)	$50,780	$—	$50,780
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/05/24	4,970	(277,612)	—	(277,612)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.550%	BOA	08/21/24	6,935	(122,542)	—	(122,542)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	12/04/24	3,765	25,823	—	25,823

					$(323,551)	$—	$(323,551)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$76,603	$(400,154)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$361,138
JPS	—	469,185
MSC	—	2,075,669

Total	$—	$2,905,992

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$195,898,595	$—	$—
Fixed Income	2,933,452	—	—
International Equity	36,386,557	—	—
International Fixed Income	28,741,747	—	—
Common Stocks	319,373,756	53,315,040	—
Preferred Stocks	—	344,716	—
Unaffiliated Exchange-Traded Funds	1,948,932	—	—
Asset-Backed Securities
Automobiles	—	9,881,131	—
Collateralized Loan Obligations	—	29,049,608	—
Consumer Loans	—	525,864	—
Home Equity Loans	—	249,194	—
Student Loan	—	272,024	—
Commercial Mortgage-Backed Securities	—	24,161,077	—
Corporate Bonds	—	49,428,438	—
Residential Mortgage-Backed Securities	—	2,492,882	—
Sovereign Bonds	—	660,792	—
U.S. Government Agency Obligations	—	42,913,615	—
U.S. Treasury Obligations	—	9,590,537	—
Short-Term Investments
Affiliated Mutual Funds	57,694,123	—	—
U.S. Treasury Obligation	—	2,075,669	—

Total	$642,977,162	$224,960,587	$—

Other Financial Instruments*
Assets
Futures Contracts	$243,067	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	11,501	—
Centrally Cleared Interest Rate Swap Agreements	—	35,769	—
OTC Total Return Swap Agreements	—	76,603	—

Total	$243,067	$123,873	$—

Liabilities
Forward Commitment Contracts	$—	$(927,051)	$—
Futures Contracts	(28,883)	—	—
OTC Forward Foreign Currency Exchange Contract	—	(1,760)	—
Centrally Cleared Credit Default Swap Agreement	—	(1,468)	—
Centrally Cleared Interest Rate Swap Agreements	—	(54,679)	—
OTC Total Return Swap Agreements	—	(400,154)	—

Total	$(28,883)	$(1,385,112)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	38.0%
U.S. Government Agency Obligations	5.1
Semiconductors & Semiconductor Equipment	4.6
Software	4.2
Banks	3.6
Collateralized Loan Obligations	3.4
Commercial Mortgage-Backed Securities	2.9
Technology Hardware, Storage & Peripherals	2.6
Interactive Media & Services	2.5
Pharmaceuticals	2.2
Automobiles	2.0
Oil, Gas & Consumable Fuels	1.5
Broadline Retail	1.5
Financial Services	1.5
U.S. Treasury Obligations	1.4
Capital Markets	1.3
Insurance	1.3
Aerospace & Defense	1.0
Health Care Providers & Services	1.0
Health Care Equipment & Supplies	0.9
Machinery	0.8
Consumer Staples Distribution & Retail	0.8
Specialty Retail	0.8
Hotels, Restaurants & Leisure	0.8
Biotechnology	0.7
Chemicals	0.7
Entertainment	0.6
Electric Utilities	0.6
Real Estate Investment Trusts (REITs)	0.6
Pipelines	0.6
Household Products	0.5
Life Sciences Tools & Services	0.5
Beverages	0.5
Oil & Gas	0.5
Metals & Mining	0.5
Electrical Equipment	0.5
IT Services	0.4
Food Products	0.4
Diversified Telecommunication Services	0.4
Specialized REITs	0.4
Professional Services	0.4
Ground Transportation	0.4
Textiles, Apparel & Luxury Goods	0.4
Industrial Conglomerates	0.4
Media	0.4
Electric	0.3
Electronic Equipment, Instruments & Components	0.3
Diversified Financial Services	0.3
Residential Mortgage-Backed Securities	0.3
Multi-Utilities	0.3
Communications Equipment	0.3
Commercial Services & Supplies	0.2
Auto Manufacturers	0.2
Unaffiliated Exchange-Traded Funds	0.2
Building Products	0.2

Air Freight & Logistics	0.2%
Household Durables	0.2
Tobacco	0.2
Construction Materials	0.2
Energy Equipment & Services	0.2
Consumer Finance	0.2
Retail REITs	0.2
Residential REITs	0.1
Telecommunications	0.1
Healthcare-Services	0.1
Foods	0.1
Mining	0.1
Construction & Engineering	0.1
Trading Companies & Distributors	0.1
Industrial REITs	0.1
Packaging & Containers	0.1
Personal Care Products	0.1
Commercial Services	0.1
Marine Transportation	0.1
Gas Utilities	0.1
Real Estate Management & Development	0.1
Sovereign Bonds	0.1
Home Builders	0.1
Independent Power & Renewable Electricity Producers	0.1
Containers & Packaging	0.1
Wireless Telecommunication Services	0.1
Consumer Loans	0.1
Automobile Components	0.1
Apparel	0.1
Health Care REITs	0.1
Engineering & Construction	0.1
Semiconductors	0.1
Hotel & Resort REITs	0.0	*
Agriculture	0.0	*
Student Loan	0.0	*
Home Equity Loans	0.0	*
Passenger Airlines	0.0	*
Leisure Products	0.0	*
Distributors	0.0	*
Auto Parts & Equipment	0.0	*
Building Materials	0.0	*
Transportation Infrastructure	0.0	*
Hand/Machine Tools	0.0	*
Multi-National	0.0	*
Diversified REITs	0.0	*
Office REITs	0.0	*
Water Utilities	0.0	*
Transportation	0.0	*
Paper & Forest Products	0.0	*

	102.6
Liabilities in excess of other assets	(2.6)

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Due from/to broker-variation margin swaps	$1,468*
Equity contracts	Due from/to broker-variation margin futures	160,960	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	11,501		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,760
Interest rate contracts	Due from/to broker-variation margin futures	82,107	*	Due from/to broker-variation margin futures	28,883	*
Interest rate contracts	Due from/to broker-variation margin swaps	35,769	*	Due from/to broker-variation margin swaps	54,679	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	76,603		Unrealized depreciation on OTC swap agreements	400,154

		$366,940			$486,944

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$22,708
Equity contracts	3,366,263	—	—
Foreign exchange contracts	—	11,104	—
Interest rate contracts	(564,066)	—	(366,970)

Total	$2,802,197	$11,104	$(344,262)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(306)
Equity contracts	(1,507,196)	—	—
Foreign exchange contracts	—	16,356	—
Interest rate contracts	183,589	—	(441,796)

Total	$(1,323,607)	$16,356	$(442,102)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$57,596,312

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$ 6,209,588
Forward Foreign Currency Exchange Contracts - Purchased (2)	481,089
Forward Foreign Currency Exchange Contracts - Sold (2)	1,210,421
Interest Rate Swap Agreements (1)	25,999,667
Credit Default Swap Agreements - Buy Protection (1)	846,667
Credit Default Swap Agreements - Sell Protection (1)	1,620,167
Total Return Swap Agreements (1)	18,207,058

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$15,140,270	$(15,140,270)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BOA	$9,774	$(122,542)	$(112,768)	$—	$(112,768)
JPM	76,603	(277,612)	(201,009)	181,407	(19,602)
SSB	1,727	(1,760)	(33)	—	(33)

	$88,104	$(401,914)	$(313,810)	$181,407	$(132,403)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $15,140,270:
Unaffiliated investments (cost $478,060,553)	$546,283,275
Affiliated investments (cost $279,987,218)	321,654,474
Foreign currency, at value (cost $301,726)	300,526
Receivable for investments sold	3,396,059
Dividends and interest receivable	1,655,338
Tax reclaim receivable	281,446
Unrealized appreciation on OTC swap agreements	76,603
Due from broker-variation margin futures	20,085
Unrealized appreciation on OTC forward foreign currency exchange contracts	11,501
Due from broker-variation margin swaps	2,564
Receivable from affiliate	1,872
Prepaid expenses and other assets	5,644

Total Assets	873,689,387

LIABILITIES
Payable to broker for collateral for securities on loan	15,435,742
Payable for investments purchased	10,280,212
Forward commitment contracts, at value (proceeds receivable $926,602)	927,051
Payable for Portfolio shares purchased	496,679
Unrealized depreciation on OTC swap agreements	400,154
Management fee payable	175,107
Accrued expenses and other liabilities	157,529
Payable to affiliate	92,792
Distribution fee payable	27,278
Due to broker-variation margin futures	17,958
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,760
Trustees’ fees payable	811
Affiliated transfer agent fee payable	707

Total Liabilities	28,013,780

NET ASSETS	$845,675,607

Net assets were comprised of:
Partners’ Equity	$845,675,607

Net asset value and redemption price per share, $845,675,607 / 33,340,916 outstanding shares of beneficial interest	$25.36

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$4,259,203
Unaffiliated dividend income (net of $159,275 foreign withholding tax, of which $22,092 is reimbursable by an affiliate)	3,636,952
Affiliated dividend income	1,343,610
Income from securities lending, net (including affiliated income of $12,207)	13,170

Total income	9,252,935

EXPENSES
Management fee	3,166,297
Distribution fee	1,099,367
Custodian and accounting fees	124,917
Audit fee	19,371
Professional fees	12,674
Trustees’ fees	11,832
Shareholders’ reports	6,228
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	31,656

Total expenses	4,476,837
Less:Fee waiver and/or expense reimbursement	(856,936)
Distribution fee waiver	(328,542)

Net expenses	3,291,359

NET INVESTMENT INCOME (LOSS)	5,961,576

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $8,220,058)	50,943,121
Futures transactions	2,802,197
Forward currency contract transactions	11,104
Swap agreements transactions	(344,262)
Foreign currency transactions	(15,389)

53,396,771

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $12,836,717)	19,343,660
Futures	(1,323,607)
Forward currency contracts	16,356
Swap agreements	(442,102)
Foreign currencies	(8,343)

17,585,964

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	70,982,735

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,944,311

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,961,576	$14,280,970
Net realized gain (loss) on investment and foreign currency transactions	53,396,771	6,832,107
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	17,585,964	134,335,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	76,944,311	155,448,705

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [65,529 and 96,935 shares, respectively]	1,622,933	2,058,644
Portfolio shares purchased [6,309,814 and 12,167,964 shares, respectively]	(153,473,630)	(259,951,077)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(151,850,697)	(257,892,433)

TOTAL INCREASE (DECREASE)	(74,906,386)	(102,443,728)
NET ASSETS:
Beginning of period	920,581,993	1,023,025,721

End of period	$845,675,607	$920,581,993

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$23.26		$19.80	$24.37	$21.11	$18.92	$15.61

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.31	0.18	(0.06)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.94		3.15	(4.75)	3.32	2.24	3.35

Total from investment operations	2.10		3.46	(4.57)	3.26	2.19	3.31

Net Asset Value, end of period	$25.36		$23.26	$19.80	$24.37	$21.11	$18.92

Total Return(b)	9.07%		17.47%	(18.75)%	15.44%	11.58%	21.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$846		$921	$1,023	$1,464	$1,394	$1,416
Average net assets (in millions)	$884		$980	$1,191	$1,449	$1,320	$1,343
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.76%	0.59%	0.26%	0.26%	0.26%
Expenses before waivers and/or expense reimbursement	1.02	%(d)	1.01%	0.74%	0.26%	0.26%	0.26%
Net investment income (loss)	1.36	%(d)	1.46%	0.85%	(0.26)%	(0.26)%	(0.25)%
Portfolio turnover rate(e)(f)	54%		147%	316%	9%	154%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A246

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2024 consisted of 46 separate portfolios. The information presented in these financial statements pertains only to the 18 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The AST Government Money Market Portfolio seeks to maintain a stable $1.00 net asset value (“NAV”). The Board of Trustees has determined that the AST Government Money Market Portfolio, as a “government money market fund,” is not subject to liquidity fees. The Board has reserved its ability to change this determination with respect to liquidity fees, but such change would become effective only after providing appropriate prior notice to shareholders.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)

 AST Bond Portfolio 2024

 (“Bond Portfolio 2024”)

 AST Bond Portfolio 2025

 (“Bond Portfolio 2025”)

 AST Bond Portfolio 2026

 (“Bond Portfolio 2026”)

 AST Bond Portfolio 2027

 (“Bond Portfolio 2027”)

 AST Bond Portfolio 2028

 (“Bond Portfolio 2028”)

 AST Bond Portfolio 2029

 (“Bond Portfolio 2029”)

 AST Bond Portfolio 2030

 (“Bond Portfolio 2030”)

 AST Bond Portfolio 2031

 (“Bond Portfolio 2031”)

 AST Bond Portfolio 2032

 (“Bond Portfolio 2032”)

 AST Bond Portfolio 2033

 (“Bond Portfolio 2033”)

 AST Bond Portfolio 2034

 (“Bond Portfolio 2034”)

 AST Bond Portfolio 2035

 (“Bond Portfolio 2035”)

Highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST Core Fixed Income Portfolio (“Core Fixed Income”)	Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Core Fixed Income Portfolio.
AST Government Money Market Portfolio (“Government Money Market”)	High current income and to maintain high levels of liquidity

B1

Portfolio	Investment Objective(s)
AST High Yield Portfolio (“High Yield”)	Maximum total return, consistent with preservation of capital and prudent investment management.
AST Investment Grade Bond Portfolio (“Investment Grade Bond”)	Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST Multi-Sector Fixed Income Portfolio (“Multi-Sector Fixed Income”)	Maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital appreciation.
AST Quantitative Modeling Portfolio (“Quantitative Modeling”)	High potential return while attempting to mitigate downside risk during adverse market cycles.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These

B2

securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any

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available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

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The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

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Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

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Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

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Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.

The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest

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income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (the “Participating Insurance Companies”). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
Bond Portfolio 2024, Bond Portfolio 2025 Bond Portfolio 2026, Bond Portfolio 2027	PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
Bond Portfolio 2028, Bond Portfolio 2029
Bond Portfolio 2030, Bond Portfolio 2031
Bond Portfolio 2032, Bond Portfolio 2033
Bond Portfolio 2034, Bond Portfolio 2035
Core Fixed Income	PFI; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited
Government Money Market	PFI
High Yield	PFI; J.P. Morgan Investment Management Inc.
Investment Grade Bond	PFI; PGIM Limited
Multi-Sector Fixed Income	PFI; PGIM Limited
Quantitative Modeling

Jennison Associates LLC (“Jennison” a wholly-owned subsidiary of

PGIM, Inc.); PFI; PGIM Limited; PGIM Quantitative Solutions LLC

(“PGIM Quantitative Solutions” (a wholly-owned business unit of

PGIM, Inc.))*

* The asset allocation strategy for the Portfolio is determined by the Investment Manager and PGIM Quantitative Solutions, as described in the Portfolio’s Prospectus. During the period ended June 30, 2023, Jennison was not allocated assets to manage.

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other

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expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Bond Portfolio 2024*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.37%
Bond Portfolio 2025*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	—#
Bond Portfolio 2026*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	—#
Bond Portfolio 2027*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.33%
Bond Portfolio 2028*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.45%
Bond Portfolio 2029*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	—#
Bond Portfolio 2030*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.38%
Bond Portfolio 2031*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.45%
Bond Portfolio 2032*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.45%
Bond Portfolio 2033*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	—#
Bond Portfolio 2034*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	—#

B10

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Bond Portfolio 2035*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	—#
Core Fixed Income	0.4825% first $300 million; 0.4725% on next $200 million; 0.4625% on next $250 million; 0.4525% on next $2.5 billion; 0.4425% on next $2.75 billion; 0.4125% on next $4 billion; 0.3925% in excess of $10 billion	0.46%	0.41%
Government Money Market	0.3000% first $3.25 billion; 0.2925% on next $2.75 billion; 0.2625% on next $4 billion; 0.2425% in excess of $10 billion	0.30%	0.30%
High Yield	0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.58%	0.52%
Investment Grade Bond*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.47%
Multi-Sector Fixed Income	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% on next $2.5 billion; 0.4225% on next $2.5 billion; 0.4025% on next $5 billion; 0.3825% in excess of $20 billion	0.48%	0.46%
Quantitative Modeling	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.72%	0.53%

Portfolio	Fee Waivers and/or Expense Limitations
Bond Portfolio 2024, Bond Portfolio 2025,	contractually waive 0.02%
Bond Portfolio 2026, Bond Portfolio 2027,	through June 30, 2025;
Bond Portfolio 2028, Bond Portfolio 2029,	voluntarily waive additional 0.0005%
Bond Portfolio 2030, Bond Portfolio 2031,	through June 30, 2024;
Bond Portfolio 2032, Bond Portfolio 2033 and Bond Portfolio 2034	contractually limit expenses to 0.91%
through June 30, 2025
Bond Portfolio 2035	contractually waive 0.02%
through June 30, 2025;
contractually limit expenses to 0.91%
through June 30, 2025

B11

Portfolio	Fee Waivers and/or Expense Limitations
Core Fixed Income	contractually waive 0.0404%
through June 30, 2025;
contractually limit expenses to 0.68%
through June 30, 2024;
effective July 1, 2024,
contractually limit expenses to 0.72%
through June 30, 2025
High Yield	contractually limit expenses to 0.85%
through June 30, 2025
Investment Grade Bond	contractually limit expenses to 0.99%
through June 30, 2025;
voluntarily waive 0.0005%
through June 30, 2024(a)
Multi-Sector Fixed Income	contractually limit expenses to 0.7195%
through June 30, 2025
Quantitative Modeling	contractually waive 0.02%
through June 30, 2025(a)

* Management fees are calculated based on an aggregation of net assets of Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032, Bond Portfolio 2033, Bond Portfolio 2034, Bond Portfolio 2035 and Investment Grade Bond.

# The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.

(a) The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for the shares of each Portfolio. The 12b-1 fee is waived for the assets of Quantitative Modeling Portfolio that are invested in other Portfolios. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032, Bond Portfolio 2033, Bond Portfolio 2034, Bond Portfolio 2035 and Investment Grade Bond Portfolio (collectively, the “Bond Portfolios”), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Manager and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver
Up to and including $300 million	0.25% (no waiver)
Over $300 million up to and including $500 million	0.23%
Over $500 million up to and including $750 million	0.22%
Over $750 million	0.21%

AST Investment Services, Inc., PGIM Investments, PAD, PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential.

B12

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2024, no Rule 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments
Quantitative Modeling	$22,092

B13

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments
Quantitative Modeling	$22,037

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2024, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2024	$6,152,931	$54,334,181
Bond Portfolio 2025	29,166,322	2,930,314
Bond Portfolio 2026	1,271,832	5,537,287
Bond Portfolio 2027	871,754	4,752,765
Bond Portfolio 2028	232,010	9,773,429
Bond Portfolio 2029	345,402	588,138
Bond Portfolio 2030	806,116	5,319,057
Bond Portfolio 2031	2,633,838	10,093,055
Bond Portfolio 2032	364,166	17,706,524
Bond Portfolio 2033	7,833	306,608
Bond Portfolio 2034	536,799	402,298
Bond Portfolio 2035	4,648,509	166,028
Core Fixed Income	5,155,699,490	5,191,406,698
Government Money Market	—	—
High Yield	181,894,923	87,428,818
Investment Grade Bond	1,933,772,595	3,178,982,623
Multi-Sector Fixed Income	499,042,515	1,091,916,967
Quantitative Modeling	428,466,277	562,465,963

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2024, is presented as follows:

Bond Portfolio 2024

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$79,435,351	$ 6,152,931	$54,334,181	$(2,069,254)	$1,677,361	$30,862,208	3,034,632	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
1,677,027	8,257,777	9,461,704	—	—	473,100	473,100	42,113
$81,112,378	$14,410,708	$63,795,885	$(2,069,254)	$1,677,361	$31,335,308		$42,113

B14

Bond Portfolio 2025

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$5,555,985	$29,166,322	$2,930,314	$384,525	$(14,913)	$32,161,605	3,162,400	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
111,703	3,614,365	2,861,040	—	—	865,028	865,028	21,737
$5,667,688	$32,780,687	$5,791,354	$384,525	$(14,913)	$33,026,633		$21,737

Bond Portfolio 2026

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$22,880,165	$1,271,832	$5,537,287	$(46,401)	$11,203	$18,579,512	1,826,894	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
483,406	1,895,173	2,003,187	—	—	375,392	375,392	15,954
$23,363,571	$3,167,005	$7,540,474	$(46,401)	$11,203	$18,954,904		$15,954

Bond Portfolio 2027

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$46,619,885	$ 871,754	$4,752,765	$(17,493)	$19,798	$42,741,179	4,202,672	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
1,332,028	2,852,925	3,049,120	—	—	1,135,833	1,135,833	40,384
$47,951,913	$3,724,679	$7,801,885	$(17,493)	$19,798	$43,877,012		$40,384

Bond Portfolio 2028

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$82,501,586	$ 232,010	$ 9,773,429	$(80,332)	$39,392	$72,919,227	7,170,032	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
1,941,663	3,092,757	3,387,859	—	—	1,646,561	1,646,561	55,293
$84,443,249	$3,324,767	$13,161,288	$(80,332)	$39,392	$74,565,788		$55,293

B15

Bond Portfolio 2029

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$7,630,542	$345,402	$588,138	$(617)	$6,685	$7,393,874	727,028	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
261,596	238,240	313,099	—	—	186,737	186,737	5,853
$7,892,138	$583,642	$901,237	$(617)	$6,685	$7,580,611		$5,853

Bond Portfolio 2030

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$57,075,264	$ 806,116	$5,319,057	$(19,962)	$25,950	$52,568,311	5,168,959	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
2,052,402	2,387,664	3,203,943	—	—	1,236,123	1,236,123	43,325
$59,127,666	$3,193,780	$8,523,000	$(19,962)	$25,950	$53,804,434		$43,325

Bond Portfolio 2031

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$78,782,896	$2,633,838	$10,093,055	$(42,338)	$28,988	$71,310,329	7,011,832	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
2,744,897	4,729,834	6,214,798	—	—	1,259,933	1,259,933	46,074
$81,527,793	$7,363,672	$16,307,853	$(42,338)	$28,988	$72,570,262		$46,074

Bond Portfolio 2032

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$ 98,200,453	$ 364,166	$17,706,524	$(165,210)	$38,658	$80,731,543	7,938,205	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
3,360,515	9,196,862	9,972,034	—	—	2,585,343	2,585,343	55,124
$101,560,968	$9,561,028	$27,678,558	$(165,210)	$38,658	$83,316,886		$55,124

B16

Bond Portfolio 2033

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$4,247,040	$ 7,833	$306,608	$557	$(1,092)	$3,947,730	388,174	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
140,477	526,645	573,032	—	—	94,090	94,090	1,502
$4,387,517	$534,478	$879,640	$557	$(1,092)	$4,041,820		$1,502

Bond Portfolio 2034

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$5,054,880	$ 536,799	$ 402,298	$8,869	$(4,108)	$5,194,142	510,732	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
139,030	823,425	820,059	—	—	142,396	142,396	2,056
$5,193,910	$1,360,224	$1,222,357	$8,869	$(4,108)	$5,336,538		$2,056

Bond Portfolio 2035

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*(1)
$—	$ 4,648,509	$ 166,028	$28,231	$(2,279)	$4,508,433	443,307	$ —
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund(1)
—	5,806,164	5,660,281	—	—	145,883	145,883	2,992
$—	$10,454,673	$5,826,309	$28,231	$(2,279)	$4,654,316		$2,992

Core Fixed Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$ 90,666,604	$297,778,732	$353,942,651	$ —	$ —	$ 34,502,685	34,502,685	$1,107,237

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
76,690,355	456,120,792	406,479,549	(69)	(34,046)	126,297,483	126,373,307	103,079	(2)
$167,356,959	$753,899,524	$760,422,200	$(69)	$(34,046)	$160,800,168		$1,210,316

B17

High Yield

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$12,161,550	$182,364,679	$191,208,586	$ —	$ —	$ 3,317,643	3,317,643	$360,244

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
40,817,715	167,766,338	156,324,985	(4,249)	(16,807)	52,238,012	52,269,374	83,106	(2)
$52,979,265	$350,131,017	$347,533,571	$(4,249)	$(16,807)	$55,555,655		$443,350

Investment Grade Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST J.P. Morgan Fixed Income Central Portfolio*(1)
$530,168,399	$ —	$ —	$ (503,006)	$ —	$ 529,665,393	50,300,607	$ —

AST PGIM Fixed Income Central Portfolio*(1)
3,290,522,356	819,534	872,051,339	(41,063,959)	58,297,992	2,436,524,584	226,653,450	—

AST T. Rowe Price Fixed Income Central Portfolio*(1)
2,912,331	—	—	(8,083)	—	2,904,248	269,411	—
$3,823,603,086	$819,534	$ 872,051,339	$(41,575,048)	$58,297,992	$2,969,094,225		$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wa)
401,096,999	3,555,070,095	3,833,738,524	—	—	122,428,570	122,428,570	7,204,063

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wa)
52,066,511	1,455,729,363	1,422,935,306	(9,691)	(30,617)	84,820,260	84,871,183	99,817	(2)
$ 453,163,510	$5,010,799,458	$5,256,673,830	$ (9,691)	$ (30,617)	$ 207,248,830		$7,303,880
$4,276,766,596	$5,011,618,992	$6,128,725,169	$(41,584,739)	$58,267,375	$3,176,343,055		$7,303,880

Multi-Sector Fixed Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wb)
$ 625,576	$ 706,973,627	$ 641,902,541	$ —	$ —	$ 65,696,662	65,696,662	$1,272,256

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
257,921,057	1,048,364,740	918,959,925	9,269	(81,486)	387,253,655	387,486,147	329,287	(2)
$258,546,633	$1,755,338,367	$1,560,862,466	$9,269	$(81,486)	$452,950,317		$1,601,543

B18

Quantitative Modeling

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 21,137,293	$ 450,378	$ 5,916,542	$ 344,397	$ 955,597	$ 16,971,123	514,744	$ —

AST Cohen & Steers Realty Portfolio*(1)
—	2,475,256	1,191,907	22,663	(49,014)	1,256,998	74,688	—

AST Emerging Markets Equity Portfolio*(1)
2,323,063	—	2,343,431	(227,570)	247,938	—	—	—

AST Global Bond Portfolio*(1)
50,619,372	5,446,694	26,944,168	1,646,420	(2,026,571)	28,741,747	2,543,517	—

AST High Yield Portfolio*(1)
6,905,182	—	4,055,198	(118,657)	202,125	2,933,452	235,998	—

AST International Growth Portfolio*(1)
27,478,863	14,703,058	8,136,606	732,683	1,608,559	36,386,557	1,334,797	—

AST Large-Cap Growth Portfolio*(1)
58,105,761	30,810,016	15,181,395	8,326,125	4,694,244	86,754,751	992,504	—

AST Large-Cap Value Portfolio*(1)
48,800,490	24,644,646	12,676,230	1,912,465	1,697,938	64,379,309	1,270,561	—

AST Small-Cap Growth Portfolio*(1)
14,509,416	565,284	3,738,507	600,457	489,800	12,426,450	165,048	—

AST Small-Cap Value Portfolio*(1)
14,977,716	1,819,192	4,934,379	(382,705)	462,789	11,942,613	313,290	—

AST T. Rowe Price Natural Resources Portfolio*(1)
4,046,900	2,287,594	4,087,510	(20,660)	(58,973)	2,167,351	69,333	—
$248,904,056	$ 83,202,118	$ 89,205,873	$12,835,618	$ 8,224,432	$263,960,351		$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
51,981,156	206,612,677	216,411,107	—	—	42,182,726	42,182,726	1,343,610

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wa)
18,100,008	79,616,365	82,201,701	1,099	(4,374)	15,511,397	15,520,710	12,207	(2)
$ 70,081,164	$286,229,042	$298,612,808	$ 1,099	$ (4,374)	$ 57,694,123		$1,355,817
$318,985,220	$369,431,160	$387,818,681	$12,836,717	$ 8,220,058	$321,654,474		$1,355,817

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

B19

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2023 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, (excluding the Government Money Market), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2024. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2024
High Yield	$200,571	6.43%	7	$416,000	$—
Quantitative Modeling	288,000	6.41	1	288,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2024, all Portfolios offer only a single share class to investors.

As of June 30, 2024, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Bond Portfolio 2024	1,602,068	61.2%
Bond Portfolio 2025	1,098,479	45.7
Bond Portfolio 2026	299,125	18.0
Bond Portfolio 2027	678,146	16.9
Bond Portfolio 2028	2,076,624	30.5

B20

Portfolio	Number of Shares	Percentage of Outstanding Shares

Bond Portfolio 2029	426,616	59.9%

Bond Portfolio 2030	1,518,186	30.2

Bond Portfolio 2031	4,932,355	60.9

Bond Portfolio 2032	5,120,720	47.3

Bond Portfolio 2033	510,582	99.3

Bond Portfolio 2034	521,026	95.1

Bond Portfolio 2035	500,287	99.9

Core Fixed Income	199,927,873	67.5

Government Money Market	368,135,556	44.1

High Yield	22,362,744	74.9

Investment Grade Bond	688,215,760	71.1

Multi-Sector Fixed Income	809,328,193	100.0

Quantitative Modeling	31,982,359	95.9

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Bond Portfolio 2024	2	61.2%

Bond Portfolio 2025	2	45.7

Bond Portfolio 2026	1	15.1

Bond Portfolio 2027	1	13.9

Bond Portfolio 2028	2	30.4

Bond Portfolio 2029	1	59.9

Bond Portfolio 2030	1	25.4

Bond Portfolio 2031	2	60.8

Bond Portfolio 2032	2	47.3

Bond Portfolio 2033	2	99.3

Bond Portfolio 2034	2	93.9

Bond Portfolio 2035	2	99.9

Core Fixed Income	2	67.4

Government Money Market	2	44.1

High Yield	4	65.4

Investment Grade Bond	2	71.1

Multi-Sector Fixed Income	2	100.0

Quantitative Modeling	2	95.9

Unaffiliated:

Bond Portfolio 2024	1	37.8

Bond Portfolio 2025	1	54.2

Bond Portfolio 2026	1	81.2

Bond Portfolio 2027	1	83.0

Bond Portfolio 2028	1	69.5

Bond Portfolio 2029	1	40.1

Bond Portfolio 2030	1	69.8

Bond Portfolio 2031	1	39.0

Bond Portfolio 2032	1	52.7

Bond Portfolio 2033	—	—

Bond Portfolio 2034	—	—

Bond Portfolio 2035	—	—

Core Fixed Income	1	32.5

B21

Portfolio	Number of Shareholders	Percentage of Outstanding Shares

Unaffiliated:

Government Money Market	1	55.9%

High Yield	1	25.1

Investment Grade Bond	1	28.8

Multi-Sector Fixed Income	—	—

Quantitative Modeling	—	—

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Bond Portfolio 2024	Bond Portfolio 2025	Bond Portfolio 2026	Bond Portfolio 2027	Bond Portfolio 2028

Adjustable and Floating-Rate Securities	–	–	–	–	–

Asset Allocation	–	–	–	–	–

Asset Transfer Program	X	X	X	X	X

Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X	X

Bank Loan Investments	–	–	–	–	–

Blend Style	–	–	–	–	–

Commodity	–	–	–	–	–

Covenant-Lite	–	–	–	–	–

Credit	X	X	X	X	X

Currency	X	X	X	X	X

Derivatives	X	X	X	X	X

Economic and Market Events	X	X	X	X	X

Emerging Markets	–	–	–	–	–

Equity Securities	–	–	–	–	–

Exchange-Traded Funds (ETF)	–	–	–	–	–

Equity and Equity-Related Securities	X	X	X	X	X

Expense	X	X	X	X	X

Fixed Income Securities	X	X	X	X	X

Focus	–	–	–	–	–

Foreign Investment	X	X	X	X	X

Fund of Funds	X	X	X	X	X

High Yield	X	X	X	X	X

Interest Rate	X	X	X	X	X

Investment Style	–	–	–	–	–

Large Company	–	–	–	–	–

Leverage	–	–	–	–	–

Liquidity Allocation	–	–	–	–	–

Liquidity and Valuation	X	X	X	X	X

Market and Management	X	X	X	X	X

Portfolio Turnover	X	X	X	X	X

Prepayment or Call	–	–	–	–	–

Quantitative Model	–	–	–	–	–

Recent Events	–	–	–	–	–

Redemption	–	–	–	–	–

Regulatory	X	X	X	X	X

Restricted Securities	–	–	–	–	–

B22

Risks	Bond Portfolio 2024	Bond Portfolio 2025	Bond Portfolio 2026	Bond Portfolio 2027	Bond Portfolio 2028

Selection	–	–	–	–	–

Short Sale	–	–	–	–	–

Sovereign Debt Securities	X	X	X	X	X

US Government Securities	X	X	X	X	X

Yield	–	–	–	–	–

Risks	Bond Portfolio 2029	Bond Portfolio 2030	Bond Portfolio 2031	Bond Portfolio 2032	Bond Portfolio 2033

Adjustable and Floating-Rate Securities	–	–	–	–	–

Asset Allocation	–	–	–	–	–

Asset Transfer Program	X	X	X	X	X

Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X	X

Bank Loan Investments	–	–	–	–	–

Blend Style	–	–	–	–	–

Commodity	–	–	–	–	–

Covenant-Lite	–	–	–	–	–

Credit	X	X	X	X	X

Currency	X	X	X	X	X

Derivatives	X	X	X	X	X

Economic and Market Events	X	X	X	X	X

Emerging Markets	–	–	–	–	–

Equity Securities	–	–	–	–	–

Equity and Equity-Related Securities	X	X	X	X	X

Exchange-Traded Funds (ETF)	–	–	–	–	–

Expense	X	X	X	X	X

Fixed Income Securities	X	X	X	X	X

Focus	–	–	–	–	–

Foreign Investment	X	X	X	X	X

Fund of Funds	X	X	X	X	X

High Yield	X	X	X	X	X

Interest Rate	X	X	X	X	X

Investment Style	–	–	–	–	–

Large Company	–	–	–	–	–

Leverage	–	–	–	–	–

Liquidity Allocation	–	–	–	–	–

Liquidity and Valuation	X	X	X	X	X

Market and Management	X	X	X	X	X

Non-Diversification	–	–	–	–	–

Portfolio Turnover	X	X	X	X	X

Prepayment or Call	–	–	–	–	–

Quantitative Model	–	–	–	–	–

Recent Events	–	–	–	–	–

Redemption	–	–	–	–	–

Regulatory	X	X	X	X	X

Restricted Securities	–	–	–	–	–

Selection	–	–	–	–	–

Short Sale	–	–	–	–	–

Sovereign Debt Securities	X	X	X	X	X

B23

Risks	Bond Portfolio 2029	Bond Portfolio 2030	Bond Portfolio 2031	Bond Portfolio 2032	Bond Portfolio 2033
US Government Securities	X	X	X	X	X
Yield	–	–	–	–	–

Risks		Bond Portfolio 2034	Bond Portfolio 2035	Core Fixed Income	Government Money Market
Adjustable and Floating-Rate Securities		–	–	–	X
Asset Allocation		–	–	–	–
Asset Transfer Program		X	X	X	X
Asset-Backed and/or Mortgage-Backed Securities		X	X	X	–
Bank Loan Investments		–	–	–	–
Blend Style		–	–	–	–
Commodity		–	–	–	–
Collateralized Debt Obligations		–	–	X	–
Covenant-Lite		–	–	–	–
Credit		X	X	–	X
Currency		X	X	X	–
Derivatives		X	X	X	–
Economic and Market Events		X	X	X	X
Emerging Markets		–	–	–	–
Equity Securities		–	–	–	–
Equity and Equity-Related Securities		X	X	X	–
Exchange-Traded Funds (ETF)		–	–	–	–
Expense		X	X	X	X
Fixed Income Securities		X	X	X	X
Focus		–	–	–	–
Foreign Investment		X	X	X	–
Fund of Funds		X	X	–	–
High Yield		X	X	X	–
Interest Rate		X	X	X	X
Investment Style		–	–	–	–
Large Company		–	–	–	–
Leverage		–	–	–	–
Liquidity Allocation		–	–	–	–
Liquidity and Valuation		X	X	X	X
Market and Management		X	X	X	X
Portfolio Turnover		X	X	X	–
Prepayment or Call		–	–	X	X
Quantitative Model		–	–	–	–
Recent Events		–	–	–	–
Redemption		–	–	X	–
Regulatory		X	X	X	X
Restricted Securities		–	–	–	–
Selection		–	–	–	–
Short Sale		–	–	–	–
Sovereign Debt Securities		X	X	–	–
US Government Securities		X	X	–	X
Yield		–	–	–	X

B24

Risks	High Yield	Investment Grade Bond	Multi- Sector Fixed Income	Quantitative Modeling
Adjustable and Floating-Rate Securities	–	–	–	–
Asset Allocation	–	–	–	X
Asset Transfer Program	X	X	–	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X
Bank Loan Investments	X	–	–	–
Blend Style	–	–	–	X
Collateralized Debt Obligations	X	–	–	–
Commodity	–	–	–	X
Covenant-Lite	X	–	–	–
Credit	X	X	–	X
Currency	–	–	X	X
Derivatives	X	X	X	X
Economic and Market Events	X	X	X	X
Emerging Markets	X	–	X	X
Equity Securities	–	–	–	X
Equity and Equity-Related Securities	X	X	X	–
Exchange-Traded Funds (ETF)	–	X	–	–
Expense	X	X	X	X
Fixed Income Securities	X	X	X	X
Focus	–	–	X	–
Foreign Investment	X	X	X	X
Fund of Funds	–	–	–	X
High Yield	X	–	X	X
Interest Rate	X	X	X	X
Investment Style	–	–	–	–
Large Company	–	–	–	–
Leverage	–	–	–	–
Liquidity Allocation	–	–	–	X
Liquidity and Valuation	X	X	X	X
Market and Management	X	X	X	X
Portfolio Turnover	–	X	–	X
Prepayment or Call	X	–	–	–
Quantitative Model	–	–	–	X
Recent Events	–	–	X	X
Redemption	X	X	–	–
Regulatory	X	X	X	X
Restricted Securities	X	–	–	–
Selection	–	–	X	–
Short Sale	X	–	–	–
Sovereign Debt Securities	X	–	–	–
US Government Securities	–	–	X	–
Yield	–	–	–	–

Adjustable and Floating-Rate Securities Risk: The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Adjustable and floating rate securities generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, adjustable and floating rate securities generally will not increase in value as much as fixed rate debt instruments if interest rates decline. Adjustable and floating rate securities are also subject to credit risk, market risk and

B25

interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities than with funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the participating insurance companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Bank Loan Investments Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments, or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy, or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds.

B26

Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Collateralized Debt Obligations Risk (CDO): The risks of an investment in a CDO, which can include collateralized loan obligations (CLOs), depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. Investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Portfolio may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities. The value of the commodities underlying commodity-linked instruments may be subject to various economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, war and international economic, political, and regulatory developments.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Economic and Market Events Risk: Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions; investor

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sentiment and market perceptions; unexpected changes in the prices of key commodities; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Equity and Equity-Related Securities Risk: From time to time, the Portfolio may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants. The value of a particular equity or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition, changes in interest rates, or heightened levels of inflation. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed

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income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a portfolio that invests in the securities of a larger number of issuers.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” The Portfolio currently faces a heightened level of interest rate risk because of recent increases in interest rates in the US and globally. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Interest rates may continue to increase, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Leverage Risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value), which may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity Allocation Risk: A Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in underlying portfolios or individual securities, as applicable, and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately

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reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Recent Events Risk: Recent events have caused increased volatility and significant declines in the value and liquidity of many securities in US and foreign financial markets. This environment could make identifying investment risks and opportunities especially difficult. These market conditions may continue or get worse. In response to these crises, the US and other governments, and their agencies and instrumentalities such as the Federal Reserve and certain foreign central banks, have taken steps to support financial markets. There can be no certainty that the actions taken by the US government to strengthen public confidence will be effective. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, the impact of legislation enacted in the United States calling for reform of many aspects of financial regulation, and the corresponding regulatory changes on the markets and the practical implications for market participants, may not be known for some time.

Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S., and global economies and markets, generally. Any or all of the foregoing could disrupt the operations of the Portfolio and its service providers, adversely affect the value and liquidity of the Portfolio’s investments, and negatively impact the Portfolio’s performance.

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the (the SEC), and depending on the Portfolio, the Commodity Futures Trading Commission (the CFTC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

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Restricted Securities Risk: The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Selection Risk: The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices or other funds with similar investment objectives and strategies.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

US Government Securities Risk: US Government securities may be adversely affected by changes in interest rates, a default by, or a downgrade in the credit quality rating of, the US Government, and may not be backed by the full faith and credit of the US Government.

Yield Risk: The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

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Appendix A — unaudited
AST Target Maturity Central Portfolio*

Investment Objective – The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

Portfolio Holdings (As of 06/30/2024)

Types of Investments	% of Net Assets

Corporate Bonds	29.0%

U.S. Government Agency Obligations	28.6%

Commercial Mortgage-Backed	18.5%

Asset-Backed	17.8%

U.S. Treasury Obligations	2.4%

Residential Mortgage-Backed Securities	2.1%

Sovereign Bonds	1.9%

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

Morgan Stanley Bank of America Merrill Lynch Trust	Commercial Mortgage-Backed Securities	1.4%

Government National Mortgage Assoc.	U.S. Government Agency Obligations	1.3%

Federal National Mortgage Assoc.	U.S. Government Agency Obligations	1.2%

Goldman Sachs Group, Inc. (The)	Corporate Bonds	1.1%

Morgan Stanley	Corporate Bonds	1.0%

BANK	Commercial Mortgage-Backed Securities	1.0%

Federal National Mortgage Assoc.	U.S. Government Agency Obligations	1.0%

JPMorgan Chase & Co.	Corporate Bonds	1.0%

BANK	Commercial Mortgage-Backed Securities	0.9%

Federal National Mortgage Assoc.	U.S. Government Agency Obligations	0.9%

Credit Quality**	% of Total Investments

AAA	34.7%

AA	33.9%

A	13.6%

BBB	16.3%

BB	0.6%

B	0.2%

NR	0.6%

Cash/Cash Equivalents	0.1%

Total Investments	100.0%

*The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar.

**Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ. Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns. These NRSROs are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Unrated investments do not necessarily indicate low credit quality. Ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Initial Approval of the Portfolio’s Advisory Agreements

AST Bond Portfolio 2035

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of the Advanced Series Trust (AST) considered the proposed management agreement (the Management Agreement) with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement (the Subadvisory Agreement, and collectively with the Management Agreement, the Advisory Agreements) with PGIM, Inc. and PGIM Limited (collectively, PGIM), with respect to the AST Bond Portfolio 2035 (the New Bond Portfolio) prior to the New Bond Portfolio’s commencement of operations. The Board, including a majority of AST’s trustees who are not parties to such agreements or interested persons of any such party (the Independent Trustees), as defined in the 1940 Act, met on June 13-14, 2023 (the Board Meeting), and approved the Advisory Agreements for an initial two-year period, after concluding that approval of the Advisory Agreements was in the best interests of the New Bond Portfolio.

In advance of the Board Meeting, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the New Bond Portfolio by the Manager and PGIM; comparable performance information; the fees proposed to be paid by the New Bond Portfolio to the Manager, and by the Manager to PGIM, under the Advisory Agreements; the potential for economies of scale that may be shared with the New Bond Portfolio and its shareholders; and other benefits to the Manager and PGIM. In connection with its deliberations, the Board considered information provided by the Manager and PGIM at, or in advance of, the Board Meeting. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor that, alone, was responsible for the Board’s decision to approve the Advisory Agreements with respect to the New Bond Portfolio.

The Board determined that the overall arrangements between the New Bond Portfolio and the Manager, who will serve as the New Bond Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and PGIM, who will serve as the New Bond Portfolio’s subadvisers pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of AST at the Board Meeting, and concluded that it was satisfied with the nature, quality and extent of services provided by the Manager under the management agreement covering the other AST portfolios. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the amended Management Agreement covering the New Bond Portfolio would be similar in nature to those provided under the existing Management Agreement.

With respect to PGIM, the Board received and considered information regarding the nature and extent of services that would be provided to the New Bond Portfolio under the new Subadvisory Agreement. The Board also noted that PGIM currently subadvises other AST portfolios, including other AST portfolios that are substantially similar to the New Bond Portfolio (collectively, the Comparable Funds).

The Board considered, among other things, the background and experience of the portfolio managers for PGIM. The Board also noted that it had received information pertaining to the background and experience of the portfolio managers for PGIM in connection with the renewal of the relevant subadvisory agreements for the Comparable Funds at the Board Meeting. The Board also received information pertaining to PGIM’s organizational structure, senior management and investment operations, as well as other relevant information, in connection with the renewal of the relevant subadvisory agreements for the Comparable Funds at the Board Meeting. The Board noted that it received favorable compliance reports from AST’s Chief Compliance Officer as to PGIM’s management of the Comparable Funds. With respect to PGIM, the Board considered its experience and reputation in managing other funds with similar investment objectives and strategies.

The Board concluded that, based on the nature of the proposed services to be rendered by PGIM, the background information it had reviewed with respect to PGIM, and its prior experience with PGIM in connection with other AST portfolios, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the New Bond Portfolio by PGIM.

Investment Performance

Because the New Bond Portfolio had not yet commenced operations, no investment performance for the New Bond Portfolio existed for Board review. The Board, however, received and considered information regarding PGIM’s investment performance in managing the Comparable Funds, which have investment strategies similar to the investment strategy to be used by the New Bond Portfolio. The Board concluded that it was satisfied with the performance record of PGIM.

While there was no historical performance information of the New Bond Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fee, subadvisory fees, fee waivers and limitations, and estimated overall expense ratio for the New Bond Portfolio. The Board considered that the investment management fee rates and the subadvisory fee rates were the same as the rates in place for the Comparable Funds. The Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the New Bond Portfolio were reasonable.

Profitability

Because the New Bond Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information to be reviewed with respect to the New Bond Portfolio. The Board noted, however, that it had received and considered profitability information for the Comparable Funds in connection with the renewal of the relevant advisory agreements for the Comparable Funds at the Board Meeting. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the management and subadvisory fee schedules for the New Bond Portfolio contained breakpoints that reduced the fee rate on assets above specified levels. The Board also noted that the advisory and subadvisory agreements for the Comparable Funds contained breakpoints that reduced the advisory and subadvisory fee rates on assets above specified levels. However, because the New Bond Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the New Bond Portfolio to be reviewed. The Board noted that it would consider economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and PGIM

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and PGIM, as well as their affiliates, in connection with the New Bond Portfolio. The Board concluded that any potential benefits to be derived by the Manager and PGIM were similar to benefits derived by the Manager and PGIM in connection with their management of the other AST portfolios, including the Comparable Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by PGIM were consistent with those generally derived by other subadvisers to other portfolios of AST, and that those benefits are reviewed on an annual basis. The Board noted that it also considered these factors in connection with the renewal of the advisory agreements for the Comparable Funds at the Board Meeting. The Board concluded that any potential benefits to be derived by PGIM included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Advisory Agreements was in the best interests of the New Bond Portfolio.

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 11-12, 2024 (the Meeting) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve an agreement. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, such as the Manager’s role as administrator of the Trust’s liquidity risk management program and as valuation designee. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to AST Bond Portfolio 2035 because the Portfolio recently commenced operations and the sole shareholder of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolio for an initial period of two years.

PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2023, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or secondary or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2023. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Bond Portfolio 2024
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2025; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2025
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2025; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2026
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2025; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2027
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods and underperformed over the three-year period.

•

The Board also noted that the Portfolio outperformed its secondary benchmark index over the three- and five-year periods. The Board considered the Manager’s assertion that the Portfolio’s secondary benchmark index provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2025; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2028
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods and underperformed over the three-year period.

•

The Board also noted that the Portfolio outperformed its secondary benchmark index over the three- and five-year periods. The Board considered the Manager’s assertion that the Portfolio’s secondary benchmark index provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2025; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2029
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods and underperformed over the three-year period.

•

The Board also noted that the Portfolio outperformed its secondary benchmark index over the three- and five-year periods. The Board considered the Manager’s assertion that the Portfolio’s secondary benchmark index provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2025; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2030
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- year period and underperformed over the three-year period.

•

The Board also noted that the Portfolio outperformed its secondary benchmark index over the three-year period. The Board considered the Manager’s assertion that the Portfolio’s secondary benchmark index provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2025; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2031
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period and underperformed over the three-year period.

•

The Board also noted that the Portfolio outperformed its secondary benchmark index over the three-year period. The Board considered the Manager’s assertion that the Portfolio’s secondary benchmark index provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2025; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2032
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2025; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2033
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2025; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2034
Gross Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- month period ended December 31, 2023.

•	The Board noted that the Portfolio does not yet have a one-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2025; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Core Fixed Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods and underperformed its benchmark index over the three-year period.

•

The Board noted that the Portfolio underwent a repositioning in February 2022 with several new subadvisers being added to the Portfolio, and the Portfolio’s performance prior to February 2022 is not attributable to the Portfolio’s current subadvisers. In this regard, the Board noted that the Portfolio ranked in the first quartile for the one-year period.

•

The Board noted that the Manager had contractually agreed to waive 0.0404% of its investment management fee through June 30, 2025; and contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.72% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Government Money Market Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Manager had agreed to voluntarily waive a portion of its management fee to ensure that the 1-day annualized yield for the Portfolio (excluding capital gain or loss) does not fall below 0.00%.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board also noted that the Manager contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	4th Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and ten-year periods, and underperformed its benchmark index over the other periods.

•

The Board noted the Portfolio outperformed its benchmark index in five of the last ten years and its Peer Universe median in six of the last ten years. The Board also noted that the Portfolio outperformed its performance benchmark and peers for the ten-year period, and in three of the previous five calendar years.

•

The Board considered the Manager’s assertion that certain underperformance was attributable to a higher quality bias that has protected investors from default risk and has delivered over the long term. The Board noted the Manager’s assertion that underperformance has been more recent and for those reasons. In that regard, the Board noted that as recently as 2021, the Portfolio ranked in the top decile of its peers and outperformed its benchmark by close to 200 basis points.

•

The Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.85% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Multi-Sector Fixed Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•

The Board noted that the Manager had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.7195% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Quantitative Modeling Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•

The Board noted that the Manager had contractually agreed to waive 0.02% of its management fee through June 30, 2025. The Board noted that the Manager has also contractually agreed to waive of portion of its management fee equal to the amount of the management fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2024

AST Advanced Strategies Portfolio AST Balanced Asset Allocation Portfolio AST Global Bond Portfolio AST Preservation Asset Allocation Portfolio AST Prudential Growth Allocation Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	June 30, 2024

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and
Financial Highlights

	Glossary	A1
	AST Advanced Strategies Portfolio	A3
	AST Balanced Asset Allocation Portfolio	A35
	AST Global Bond Portfolio	A121
	AST Preservation Asset Allocation Portfolio	A202
	AST Prudential Growth Allocation Portfolio	A284

Section B	Notes to Financial Statements

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ABS — Asset-Backed Security

ADR — American Depositary Receipt

BABs — Build America Bonds

BARC — Barclays Bank PLC

BATE — CBOE- Europe – BXE Order Books

BBR — New Zealand Bank Bill Rate

BBSW — Australian Bank Bill Swap Reference Rate

BNP — BNP Paribas S.A.

BNYM — Bank of New York Mellon

BOA — Bank of America, N.A.

BROIS — Brazil Overnight Index Swap

BTP — Buoni del Tesoro Poliennali

BUBOR — Budapest Interbank Offered Rate

CA — Credit Agricole Securities Inc.

CBA — Commonwealth Bank of Australia

CCXE — CBOE- Europe – DXE Order Books

CDI — Chess Depository Interest

CDOR — Canadian Dollar Offered Rate

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CIBC — Canadian Imperial Bank of Commerce

CIBOR — Copenhagen Interbank Offered Rate

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CLOIS — Sinacofi Chile Interbank Rate Average

CMBX — Commercial Mortgage-Backed Index

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

COOIS — Colombia Overnight Interbank Reference Rate

CORRA — Canadian Overnight Repo Rate Average

CPI — Consumer Price Index

CVA — Certificate Van Aandelen (Bearer)

DAC — Designated Activity Company

DB — Deutsche Bank AG

DIP — Debtor-In-Possession

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

EuroSTR — Euro Short-Term Rate

FHLMC — Federal Home Loan Mortgage Corporation

GDR — Global Depositary Receipt

GMTN — Global Medium Term Note

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HIBOR — Hong Kong Interbank Offered Rate

HICP — Harmonised Index of Consumer Prices

HSBC — HSBC Bank PLC

iBoxx — Bond Market Indices

ING — ING Financial Markets LLC

IO — Interest Only (Principal amount represents notional)

iTraxx — International Credit Derivative Index

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

JIBAR — Johannesburg Interbank Agreed Rate

JPM — JPMorgan Chase Bank N.A.

JPS — J.P. Morgan Securities LLC

KLIBOR — Kuala Lumpur Interbank Offered Rate

KWCDC — Korean Won Certificate of Deposit

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MBS — Mortgage-Backed Security

MIBOR — Mumbai Interbank Offered Rate

MLP — Master Limited Partnership

MPLE — Maple Bonds

MS — Morgan Stanley

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co. International PLC

MTN — Medium Term Note

NIBOR — Norwegian Interbank Offered Rate

NOM — Nomura Securities Co.

NSA — Non-Seasonally Adjusted

NWM — NatWest Markets PLC

OAT — Obligations Assimilables du Tresor

OBX — Oslo Stock Exchange

OTC — Over-the-counter

PJSC — Public Joint-Stock Company

PO — Principal Only

PRFC — Preference Shares

PRI — Primary Rate Interface

PRIBOR — Prague Interbank Offered Rate

Q — Quarterly payment frequency for swaps

RBC — Royal Bank of Canada

RBOB — Reformulated Gasoline Blendstock for Oxygen

Blending

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

S — Semiannual payment frequency for swaps

S&P — Standard & Poor’s

SARON — Swiss Average Rate Overnight

SCB — Standard Chartered Bank

SCS — Standard Chartered Securities

SG — Societe Generale

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SORA — Singapore Overnight Rate Average

SPDR — Standard & Poor’s Depositary Receipts

SSB — State Street Bank & Trust Company

STIBOR — Stockholm Interbank Offered Rate

STRIPs — Separate Trading of Registered Interest and

Principal of Securities

T — Swap payment upon termination

TAIBOR — Taiwan Interbank Offered Rate

TBA — To Be Announced

TD — The Toronto-Dominion Bank

TELBOR — Tel Aviv Interbank Offered Rate

THOR — Thai Overnight Repurchase Rate

TIPS — Treasury Inflation-Protected Securities

TONAR — Tokyo Overnight Average Rate

UAG — UBS AG

UBS — UBS Securities LLC

ULSD — Ultra-Low Sulfur Diesel

USOIS — United States Overnight Index Swap

UTS — Unit Trust Security

WBC — Westpac Banking Corp.

WIBOR — Warsaw Interbank Offered Rate

WTI — West Texas Intermediate

XAMS — Amsterdam Stock Exchange

XBRA — Bratislava Stock Exchange

XNGS — NASDAQ Global Select Exchange

XPAR — Paris Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 83.8%
AFFILIATED MUTUAL FUNDS — 22.2%
Domestic Equity — 8.1%
AST ClearBridge Dividend Growth Portfolio*	1,105,985	$36,464,312
AST Large-Cap Growth Portfolio*	2,238,537	195,670,483
AST Large-Cap Value Portfolio*	3,313,270	167,883,403
AST Small-Cap Growth Portfolio*	573,693	43,193,362
AST Small-Cap Value Portfolio*	1,077,510	41,074,699

		484,286,259

Fixed Income — 8.7%
AST High Yield Portfolio*	1,147,456	14,262,881
AST PGIM Fixed Income Central Portfolio*	46,693,646	501,956,691

		516,219,572

International Equity — 0.0%
AST Emerging Markets Equity Portfolio*	84,276	820,845

International Fixed Income — 5.4%
AST Global Bond Portfolio*	28,658,932	323,845,936

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,229,501,906)(wa)		1,325,172,612

COMMON STOCKS — 42.0%
Aerospace & Defense — 0.8%
Airbus SE (France)	16,067	2,205,143
Airbus SE (France), ADR	15,616	534,692
Axon Enterprise, Inc.*	2,000	588,480
BAE Systems PLC (United Kingdom)	157,418	2,622,055
Curtiss-Wright Corp.	12,900	3,495,642
Elbit Systems Ltd. (Israel)	630	109,627
General Electric Co.	41,322	6,568,958
Hexcel Corp.	6,000	374,700
Howmet Aerospace, Inc.	54,634	4,241,237
Kongsberg Gruppen ASA (Norway)	14,928	1,215,635
L3Harris Technologies, Inc.	12,700	2,852,166
Leonardo SpA (Italy)	36,580	847,515
Lockheed Martin Corp.	4,700	2,195,370
Northrop Grumman Corp.	15,358	6,695,320
Rheinmetall AG (Germany)	2,558	1,303,597
Rolls-Royce Holdings PLC (United Kingdom)*	521,825	2,996,966
Saab AB (Sweden) (Class B Stock)	26,816	644,251
Safran SA (France)	29,896	6,300,834
Singapore Technologies Engineering Ltd. (Singapore)	53,300	169,726
Thales SA (France)	3,792	606,599

		46,568,513

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	35,210	1,429,770
FedEx Corp.	16,600	4,977,344
Mitsui-Soko Holdings Co. Ltd. (Japan)	11,800	351,845
Nippon Express Holdings, Inc. (Japan)	7,000	323,963
Sankyu, Inc. (Japan)	11,300	387,072
United Parcel Service, Inc. (Class B Stock)	14,100	1,929,585

	Shares	Value

COMMON STOCKS (continued)
Air Freight & Logistics (cont’d.)
Yamato Holdings Co. Ltd. (Japan)	12,100	$133,341

		9,532,920

Automobile Components — 0.1%
Aisin Corp. (Japan)	8,400	274,418
Aptiv PLC*	14,400	1,014,048
Bridgestone Corp. (Japan)	7,300	288,053
Cie Generale des Etablissements Michelin SCA (France)	84,361	3,260,646
Denso Corp. (Japan)	40,800	636,849
Pirelli & C SpA (Italy), 144A	75,000	445,682
Sumitomo Electric Industries Ltd. (Japan)	71,800	1,122,558
Yokohama Rubber Co. Ltd. (The) (Japan)	19,000	422,611

		7,464,865

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	27,480	2,599,372
BYD Co. Ltd. (China) (Class H Stock)	30,140	895,123
Ferrari NV (Italy)	17,304	7,061,616
Ford Motor Co.	322,400	4,042,896
General Motors Co.	79,700	3,702,862
Harley-Davidson, Inc.(a)	13,800	462,852
Honda Motor Co. Ltd. (Japan)	238,700	2,566,023
Isuzu Motors Ltd. (Japan)	47,700	634,146
Mahindra & Mahindra Ltd. (India)	35,415	1,215,711
Mazda Motor Corp. (Japan)	117,100	1,128,962
Mercedes-Benz Group AG (Germany)	45,613	3,156,946
Stellantis NV (XPAR)	28,500	561,938
Stellantis NV (XBRA)	60,840	1,202,728
Subaru Corp. (Japan)	97,600	2,075,499
Suzuki Motor Corp. (Japan)	17,600	203,185
Tesla, Inc.*	48,437	9,584,714
Toyota Motor Corp. (Japan)	338,800	6,951,321
TVS Motor Co. Ltd. (India)	12,169	344,621
Volkswagen AG (Germany)	6,002	719,183
Volvo Car AB (Sweden) (Class B Stock)*	210,105	649,644

		49,759,342

Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	89,897	1,476,439
AIB Group PLC (Ireland)	219,125	1,157,219
ANZ Group Holdings Ltd. (Australia)	106,015	1,991,778
Banco Bilbao Vizcaya Argentaria SA (Spain)	398,343	3,998,763
Banco BPM SpA (Italy)	138,466	891,140
Banco Santander SA (Spain)	727,283	3,383,884
Bank Central Asia Tbk PT (Indonesia)	1,054,167	637,867
Bank Hapoalim BM (Israel)	83,839	740,433
Bank Leumi Le-Israel BM (Israel)	75,754	617,516
Bank of America Corp.	167,218	6,650,260
Bank of Queensland Ltd. (Australia)	105,000	405,565
Barclays PLC (United Kingdom)	1,031,047	2,724,457
BAWAG Group AG (Austria), 144A*	11,600	733,296

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
BNP Paribas SA (France)	55,175	$3,528,557
BOC Hong Kong Holdings Ltd. (China)	307,000	947,308
CaixaBank SA (Spain)	249,856	1,326,871
Citigroup, Inc.	7,527	477,663
Citizens Financial Group, Inc.	79,600	2,867,988
Commerzbank AG (Germany)	37,530	569,264
Commonwealth Bank of Australia (Australia)	54,064	4,579,836
Credit Agricole SA (France)	73,716	1,006,564
Danske Bank A/S (Denmark)	26,300	784,425
DBS Group Holdings Ltd. (Singapore)	96,670	2,546,172
DNB Bank ASA (Norway)	62,603	1,228,326
East West Bancorp, Inc.(a)	7,899	578,444
Erste Group Bank AG (Austria)	19,626	929,000
Gunma Bank Ltd. (The) (Japan)	72,600	467,651
HSBC Holdings PLC (United Kingdom)	748,028	6,456,986
ING Groep NV (Netherlands)	210,261	3,612,843
Intesa Sanpaolo SpA (Italy)	777,811	2,890,668
Iyogin Holdings, Inc. (Japan)	27,100	252,534
Japan Post Bank Co. Ltd. (Japan)	85,800	814,669
JPMorgan Chase & Co.	80,097	16,200,419
Jyske Bank A/S (Denmark)	5,100	406,286
KBC Group NV (Belgium)	1,937	136,486
Keiyo Bank Ltd. (The) (Japan)	49,100	269,327
Lloyds Banking Group PLC (United Kingdom)	2,532,483	1,746,693
Mediobanca Banca di Credito Finanziario SpA (Italy)	33,400	488,911
Mitsubishi UFJ Financial Group, Inc. (Japan)	438,400	4,731,225
Mizuho Financial Group, Inc. (Japan)	69,800	1,469,108
National Australia Bank Ltd. (Australia)	98,836	2,383,454
NatWest Group PLC (United Kingdom)	668,625	2,630,435
Nishi-Nippon Financial Holdings, Inc.
(Japan)	47,200	596,123
Nordea Bank Abp (Finland) (BATE)	48,500	578,149
Nordea Bank Abp (Finland) (CCXE)	194,809	2,322,322
NU Holdings Ltd. (Brazil) (Class A Stock)*	280,781	3,619,267
Oversea-Chinese Banking Corp. Ltd. (Singapore)	151,700	1,610,961
PNC Financial Services Group, Inc. (The)	30,147	4,687,256
Popular, Inc. (Puerto Rico)	31,300	2,767,859
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	73,375	1,084,826
Societe Generale SA (France)	15,100	355,017
Standard Chartered PLC (United Kingdom)	150,866	1,362,239
Sumitomo Mitsui Financial Group, Inc. (Japan)	41,200	2,765,547
Swedbank AB (Sweden) (Class A Stock)	72,330	1,489,872
Truist Financial Corp.	23,849	926,534
U.S. Bancorp	105,063	4,171,001
UniCredit SpA (Italy)	87,180	3,226,185
United Overseas Bank Ltd. (Singapore)	61,700	1,423,192
Wells Fargo & Co.	191,611	11,379,777

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Westpac Banking Corp. (Australia)	121,510	$2,200,200

		138,303,057

Beverages — 0.5%
Anheuser-Busch InBev SA/NV (Belgium)	13,365	775,915
Asahi Group Holdings Ltd. (Japan)	23,700	838,615
Boston Beer Co., Inc. (The) (Class A Stock)*	3,800	1,159,190
Carlsberg A/S (Denmark) (Class B Stock)	7,480	898,004
Coca-Cola Co. (The)	130,000	8,274,500
Coca-Cola Europacific Partners PLC (United Kingdom)	12,000	874,440
Coca-Cola HBC AG (Italy)*	51,685	1,759,058
Diageo PLC (United Kingdom)	67,529	2,120,006
Heineken Holding NV (Netherlands)	2,106	165,994
Keurig Dr. Pepper, Inc.	115,600	3,861,040
Kirin Holdings Co. Ltd. (Japan)	45,500	587,751
PepsiCo, Inc.	29,145	4,806,885
Pernod Ricard SA (France)	5,124	699,117
Varun Beverages Ltd. (India)	59,736	1,165,015

		27,985,530

Biotechnology — 0.6%
AbbVie, Inc.	98,650	16,920,448
Amgen, Inc.	13,300	4,155,585
Biogen, Inc.*	3,304	765,933
CSL Ltd.	16,201	3,176,972
Genmab A/S (Denmark)*	3,389	849,261
GRAIL, Inc.*	1	16
Natera, Inc.*	14,883	1,611,680
Neurocrine Biosciences, Inc.*	12,400	1,707,108
Regeneron Pharmaceuticals, Inc.*	3,366	3,537,767
United Therapeutics Corp.*	3,300	1,051,215
Vertex Pharmaceuticals, Inc.*	8,709	4,082,083

		37,858,068

Broadline Retail — 1.2%
Amazon.com, Inc.*	293,264	56,673,268
Dollarama, Inc. (Canada)	5,585	509,939
eBay, Inc.(a)	6,400	343,808
Harvey Norman Holdings Ltd. (Australia)	151,800	420,232
MercadoLibre, Inc. (Brazil)*	2,524	4,147,942
Next PLC (United Kingdom)	8,858	1,010,858
Pan Pacific International Holdings Corp. (Japan)	16,000	374,269
PDD Holdings, Inc. (China), ADR*	7,539	1,002,310
Prosus NV (China)*	45,412	1,614,782
Rakuten Group, Inc. (Japan)*	207,700	1,075,977
Wesfarmers Ltd. (Australia)	42,456	1,838,409

		69,011,794

Building Products — 0.3%
AGC, Inc. (Japan)(a)	28,400	924,098
Armstrong World Industries, Inc.	18,700	2,117,588

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Assa Abloy AB (Sweden) (Class B Stock)	27,153	$768,988
AZEK Co., Inc. (The)*	43,057	1,813,991
Carlisle Cos., Inc.	1,200	486,252
Carrier Global Corp.	24,032	1,515,939
Cie de Saint-Gobain SA (France)	35,940	2,795,203
Daikin Industries Ltd. (Japan)	1,500	208,824
Geberit AG (Switzerland)	943	555,476
Johnson Controls International PLC	4,491	298,517
Kingspan Group PLC (Ireland)	3,999	339,866
Owens Corning	19,100	3,318,052
ROCKWOOL A/S (Denmark) (Class B Stock)	3,932	1,593,951
Trane Technologies PLC	5,738	1,887,400
Xinyi Glass Holdings Ltd. (China)	382,000	418,337

		19,042,482

Capital Markets — 1.0%
3i Group PLC (United Kingdom)	88,400	3,407,017
Ameriprise Financial, Inc.	4,599	1,964,647
Amundi SA (France), 144A	13,724	887,627
Bank of New York Mellon Corp. (The)	65,700	3,934,773
BlackRock, Inc.	2,300	1,810,836
Daiwa Securities Group, Inc. (Japan)	147,200	1,130,100
Deutsche Bank AG (Germany)	132,683	2,120,614
Deutsche Boerse AG (Germany)	5,807	1,186,931
Euronext NV (Netherlands), 144A	8,720	808,085
Goldman Sachs Group, Inc. (The)	17,282	7,816,994
Hargreaves Lansdown PLC (United Kingdom)	62,905	896,676
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	23,700	758,475
Intercontinental Exchange, Inc.	26,700	3,654,963
Investec PLC (United Kingdom)	79,100	571,803
Janus Henderson Group PLC	87,800	2,959,738
Japan Exchange Group, Inc. (Japan)	20,000	469,067
Julius Baer Group Ltd. (Switzerland)	16,468	921,092
KKR & Co., Inc.	40,400	4,251,696
London Stock Exchange Group PLC (United Kingdom)	1,135	134,586
Macquarie Group Ltd. (Australia)	3,705	504,145
Moody’s Corp.(a)	2,080	875,534
Morgan Stanley	61,775	6,003,912
MSCI, Inc.	4,700	2,264,225
Nomura Holdings, Inc. (Japan)	91,400	527,957
Partners Group Holding AG (Switzerland)	179	229,220
Raymond James Financial, Inc.	26,600	3,288,026
S&P Global, Inc.	8,600	3,835,600
Singapore Exchange Ltd. (Singapore)	44,200	308,225
UBS Group AG (Switzerland)	155,635	4,571,026

		62,093,590

Chemicals — 0.5%
Air Liquide SA (France)	13,204	2,278,844
Akzo Nobel NV (Netherlands)	21,187	1,291,333
Arkema SA (France)	3,900	339,859
BASF SE (Germany)	21,922	1,059,766

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Daicel Corp. (Japan)	40,600	$390,967
Dow, Inc.(a)	18,279	969,701
Ecolab, Inc.	6,500	1,547,000
Givaudan SA (Switzerland)	337	1,596,241
Linde PLC	10,389	4,558,797
Lintec Corp. (Japan)	21,900	467,603
LyondellBasell Industries NV (Class A Stock)	15,800	1,511,428
Mitsubishi Chemical Group Corp. (Japan)	264,700	1,474,852
Mitsubishi Gas Chemical Co., Inc. (Japan)	24,400	468,055
Mitsui Chemicals, Inc. (Japan)	25,000	692,286
Nippon Paint Holdings Co. Ltd. (Japan)	79,800	521,651
Nippon Sanso Holdings Corp. (Japan)	6,900	204,910
Orica Ltd. (Australia)	31,893	378,757
PPG Industries, Inc.	23,100	2,908,059
Sherwin-Williams Co. (The)	14,500	4,327,235
Shin-Etsu Chemical Co. Ltd. (Japan)	40,700	1,582,483
Sika AG (Switzerland)	967	276,040
Solvay SA (Belgium)	28,392	1,001,217
Syensqo SA (Belgium)	9,100	812,248
Toagosei Co. Ltd. (Japan)	42,000	396,547
Tokuyama Corp. (Japan)	24,300	447,645
TPC Group, Inc.*^	12,402	434,070
UBE Corp. (Japan)	24,300	428,339
Yara International ASA (Brazil)	11,700	337,170

		32,703,103

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	108,967	1,051,524
Dai Nippon Printing Co. Ltd. (Japan)	10,900	367,773
Loomis AB (Sweden)	14,300	371,254
Mitie Group PLC (United Kingdom)	471,000	686,494
Republic Services, Inc.	2,532	492,069
Secom Co. Ltd. (Japan)	13,400	793,602
Securitas AB (Sweden) (Class B Stock)	42,800	424,247
Societe BIC SA (France)	7,500	441,932
Veralto Corp.	3,400	324,598
Vestis Corp.	45,600	557,688
Waste Management, Inc.	19,300	4,117,462

		9,628,643

Communications Equipment — 0.2%
Arista Networks, Inc.*	16,800	5,888,064
Cisco Systems, Inc.	89,226	4,239,127
Nokia OYJ (Finland)	553,435	2,106,409

		12,233,600

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	6,406	276,688
Bouygues SA (France)	17,700	568,956
Eiffage SA (France)	12,778	1,174,380
Ferrovial SE	9,018	350,330
Hazama Ando Corp. (Japan)	500	3,630
Kandenko Co. Ltd. (Japan)	41,500	446,267
MIRAIT ONE Corp. (Japan)	30,000	392,113

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering (cont’d.)
NRW Holdings Ltd. (Australia)	212,700	$436,020
Obayashi Corp. (Japan)	72,300	864,014
Quanta Services, Inc.	1,356	344,546
Stantec, Inc. (Canada)	4,161	348,349
Taisei Corp. (Japan)	17,700	658,488
Vinci SA (France)	32,369	3,411,835

		9,275,616

Construction Materials — 0.3%
Buzzi SpA (Italy)	13,400	539,590
Heidelberg Materials AG (Germany)	22,739	2,350,625
Holcim AG*	48,427	4,280,563
James Hardie Industries PLC, CDI*	60,855	1,904,617
Martin Marietta Materials, Inc.(a)	1,344	728,179
Vulcan Materials Co.	25,611	6,368,943
Wienerberger AG (Austria)	13,200	437,578

		16,610,095

Consumer Finance — 0.2%
Ally Financial, Inc.	76,904	3,050,782
American Express Co.	15,002	3,473,713
Credit Saison Co. Ltd. (Japan)	21,100	439,314
Synchrony Financial(a)	50,200	2,368,938

		9,332,747

Consumer Staples Distribution & Retail — 0.6%
Carrefour SA (France)	110,389	1,564,241
Coles Group Ltd. (Australia)	113,325	1,283,814
Costco Wholesale Corp.	7,054	5,995,829
Dino Polska SA (Poland), 144A*	3,666	369,424
Dollar Tree, Inc.*	27,600	2,946,852
Endeavour Group Ltd. (Australia)	116,839	391,800
J Sainsbury PLC (United Kingdom)	234,270	754,784
Kesko OYJ (Finland) (Class B Stock)	17,775	312,699
Koninklijke Ahold Delhaize NV (Netherlands)	107,070	3,150,759
Kroger Co. (The)	55,600	2,776,108
Marks & Spencer Group PLC (United Kingdom)	104,800	378,929
Metcash Ltd. (Australia)	165,100	388,517
Performance Food Group Co.*	10,971	725,293
Sonae SGPS SA (Portugal)	388,700	363,817
Target Corp.	30,300	4,485,612
Tesco PLC (United Kingdom)	694,017	2,680,830
US Foods Holding Corp.*	14,000	741,720
Valor Holdings Co. Ltd. (Japan)	23,300	357,389
Walmart, Inc.	108,500	7,346,535
Woolworths Group Ltd. (Australia)	6,543	146,903

		37,161,855

Containers & Packaging — 0.1%
Avery Dennison Corp.	7,629	1,668,081
Rengo Co. Ltd. (Japan)	59,900	388,686
Smurfit Kappa Group PLC (Ireland)	26,493	1,179,711
Verallia SA (France), 144A	14,400	523,992

		3,760,470

	Shares	Value

COMMON STOCKS (continued)
Distributors — 0.0%
Genuine Parts Co.	4,600	$636,272

Diversified Consumer Services — 0.0%
Service Corp. International	6,900	490,797

Diversified REITs — 0.2%
Broadstone Net Lease, Inc.	141,088	2,239,067
Covivio SA (France)	9,052	432,851
Essential Properties Realty Trust, Inc.(a)	221,910	6,149,126
GPT Group (The) (Australia)	295,838	788,757
KDX Realty Investment Corp. (Japan)	682	662,950
Nomura Real Estate Master Fund, Inc. (Japan)	154	136,799
Stockland (Australia)	186,972	517,870

		10,927,420

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	300,338	5,739,459
BT Group PLC (United Kingdom)	345,900	613,230
Deutsche Telekom AG (Germany)	154,349	3,879,639
Elisa OYJ (Finland)	8,168	373,954
Koninklijke KPN NV (Netherlands)	409,631	1,570,007
Nippon Telegraph & Telephone Corp. (Japan)	322,300	304,768
Orange SA (France)	138,252	1,386,738
Swisscom AG (Switzerland)	1,584	890,708
Telefonica SA (Spain)	124,544	527,599
Telenor ASA (Norway)	81,660	932,557
Telstra Group Ltd. (Australia)	176,949	427,194
United Internet AG (Germany)	27,000	583,283
Verizon Communications, Inc.	154,846	6,385,849

		23,614,985

Electric Utilities — 0.6%
American Electric Power Co., Inc.	12,400	1,087,976
Chubu Electric Power Co., Inc. (Japan)	91,100	1,076,194
Constellation Energy Corp.	7,447	1,491,411
Duke Energy Corp.	11,600	1,162,668
Endesa SA (Spain)	9,878	185,597
Enel SpA (Italy)	380,089	2,637,359
Evergy, Inc.	16,000	847,520
Exelon Corp.	32,500	1,124,825
Iberdrola SA (Spain)	329,042	4,269,294
Kansai Electric Power Co., Inc. (The) (Japan)	93,700	1,573,393
NextEra Energy, Inc.	45,971	3,255,207
NRG Energy, Inc.	50,800	3,955,288
PG&E Corp.	311,338	5,435,961
Power Grid Corp. of India Ltd. (India)	300,942	1,191,823
SSE PLC (United Kingdom)	90,589	2,045,825
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	215,500	1,160,464
Xcel Energy, Inc.	39,800	2,125,718

		34,626,523

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	86,604	4,802,272
Acuity Brands, Inc.(a)	2,000	482,880
AMETEK, Inc.(a)	2,838	473,123

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Eaton Corp. PLC	32,867	$10,305,448
Emerson Electric Co.	9,500	1,046,520
GE Vernova, Inc.*	1,381	236,855
Legrand SA (France)	17,532	1,740,142
Mitsubishi Electric Corp. (Japan)	46,000	737,155
Nexans SA (France)	4,800	528,279
Nidec Corp. (Japan)	38,600	1,736,981
nVent Electric PLC	10,012	767,019
Prysmian SpA (Italy)	9,957	614,715
Schneider Electric SE	33,395	8,006,307
Siemens Energy AG (Germany)*	29,016	756,581
Signify NV, 144A	15,000	372,533
TKH Group NV (Netherlands), CVA	11,300	492,508
Vertiv Holdings Co. (Class A Stock)	39,800	3,445,486
Vestas Wind Systems A/S (Denmark)*	30,682	711,453

		37,256,257

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	51,100	3,442,607
CDW Corp.	1,796	402,017
Citizen Watch Co. Ltd. (Japan)	65,800	441,013
Daiwabo Holdings Co. Ltd. (Japan)	18,100	325,097
Halma PLC (United Kingdom)	18,012	613,949
Hexagon AB (Sweden) (Class B Stock)	25,410	287,926
Hon Hai Precision Industry Co. Ltd. (Taiwan)	227,177	1,495,716
Ibiden Co. Ltd. (Japan)	11,400	466,628
Keyence Corp. (Japan)	14,706	6,436,496
Kingboard Holdings Ltd. (China)	259,000	609,043
Macnica Holdings, Inc. (Japan)	7,600	319,372
Murata Manufacturing Co. Ltd. (Japan)	33,200	687,518
TD SYNNEX Corp.	25,600	2,954,240
TDK Corp. (Japan)	30,300	1,863,203
Tongda Group Holdings Ltd. (Hong Kong)*	12,390,000	137,881
Yokogawa Electric Corp. (Japan)	29,000	704,297

		21,187,003

Energy Equipment & Services — 0.2%
Baker Hughes Co.	89,274	3,139,767
Halliburton Co.(a)	26,732	903,007
Schlumberger NV	93,900	4,430,202
Tenaris SA	22,824	351,086

		8,824,062

Entertainment — 0.4%
CTS Eventim AG & Co. KGaA (Germany)	8,874	738,755
Konami Group Corp. (Japan)	11,100	802,580
Netflix, Inc.*	19,219	12,970,519
Nintendo Co. Ltd. (Japan)	41,200	2,200,145
Sea Ltd. (Singapore), ADR*	25,200	1,799,784
Tencent Music Entertainment Group (China), ADR(a)	54,038	759,234
Toho Co. Ltd. (Japan)	4,500	131,643
Walt Disney Co. (The)	45,900	4,557,411
Warner Bros Discovery, Inc.*	112,500	837,000

		24,797,071

	Shares	Value

COMMON STOCKS (continued)
Financial Services — 1.0%
Adyen NV (Netherlands), 144A*	1,355	$1,609,301
Apollo Global Management, Inc.	7,306	862,619
Berkshire Hathaway, Inc. (Class B Stock)*	35,700	14,522,760
Block, Inc.*	21,443	1,382,859
Corpay, Inc.*	2,964	789,639
Eurazeo SE (France)	2,860	228,052
EXOR NV (Netherlands)	12,102	1,264,138
Fidelity National Information Services, Inc.	51,200	3,858,432
Fuyo General Lease Co. Ltd. (Japan)	5,900	451,843
Global Payments, Inc.	17,100	1,653,570
Industrivarden AB (Sweden) (Class A Stock)	5,270	179,518
Industrivarden AB (Sweden) (Class C Stock)	16,189	546,653
Investor AB (Sweden) (Class B Stock)	109,693	3,005,925
Mastercard, Inc. (Class A Stock)	30,226	13,334,502
Mitsubishi HC Capital, Inc. (Japan)	98,500	651,724
ORIX Corp. (Japan)	44,600	988,509
Paragon Banking Group PLC (United Kingdom)	67,500	626,398
PayPal Holdings, Inc.*	63,700	3,696,511
Visa, Inc. (Class A Stock)	45,572	11,961,283
Wise PLC (United Kingdom) (Class A Stock)*	41,819	358,667

		61,972,903

Food Products — 0.5%
Archer-Daniels-Midland Co.	41,900	2,532,855
Associated British Foods PLC (United Kingdom)	42,010	1,311,714
Danone SA (France)	16,245	995,003
Elders Ltd. (Australia)	79,300	430,115
Freshpet, Inc.*	19,244	2,489,981
General Mills, Inc.	24,000	1,518,240
Hershey Co. (The)	1,190	218,758
Hormel Foods Corp.	29,400	896,406
Ingredion, Inc.	2,900	332,630
Lamb Weston Holdings, Inc.	4,812	404,593
Leroy Seafood Group ASA (Norway)	102,600	415,897
Mondelez International, Inc. (Class A Stock)	32,476	2,125,229
Mowi ASA (Norway)	13,963	232,070
Nestle SA	128,242	13,090,211
Nissui Corp. (Japan)	49,500	266,084
Origin Enterprises PLC (Ireland)	85,800	295,667
Orkla ASA (Norway)	86,822	704,054
Premier Foods PLC (United Kingdom)	235,200	471,141
Suedzucker AG (Germany)	39,500	575,586
WH Group Ltd. (Hong Kong), 144A	2,764,000	1,819,283
Wilmar International Ltd. (China)	353,600	806,302

		31,931,819

Gas Utilities — 0.1%
APA Group (Australia), UTS	25,641	136,294
Enagas SA (Spain)(a)	44,500	661,711
National Fuel Gas Co.	9,600	520,224

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Gas Utilities (cont’d.)
Osaka Gas Co. Ltd. (Japan)	55,700	$1,230,988
Rubis SCA (France)	22,100	622,601
Snam SpA (Italy)	37,912	167,420
Tokyo Gas Co. Ltd. (Japan)	59,500	1,280,915
UGI Corp.	57,600	1,319,040

		5,939,193

Ground Transportation — 0.3%
Canadian National Railway Co. (Canada)	11,707	1,382,948
Canadian Pacific Kansas City Ltd. (Canada)	4,375	344,444
Central Japan Railway Co. (Japan)	39,900	864,918
CSX Corp.	152,323	5,095,204
East Japan Railway Co. (Japan)	7,700	128,202
Firstgroup PLC (United Kingdom)	281,200	566,293
Seino Holdings Co. Ltd. (Japan)	10,000	135,394
TFI International, Inc. (Canada)(a)	6,390	927,573
Uber Technologies, Inc.*	47,900	3,481,372
Union Pacific Corp.	28,035	6,343,199
West Japan Railway Co. (Japan)	13,800	257,501

		19,527,048

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	66,962	6,958,021
Alcon, Inc. (Switzerland)	15,001	1,333,467
Becton, Dickinson & Co.	18,600	4,347,006
Boston Scientific Corp.*	84,396	6,499,336
Cochlear Ltd. (Australia)	6,289	1,388,234
Demant A/S (Denmark)*	21,652	937,762
EssilorLuxottica SA (France)	4,478	962,249
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	49,228	901,032
Hologic, Inc.*	7,500	556,875
Hoya Corp. (Japan)	12,500	1,461,742
IDEXX Laboratories, Inc.*	1,800	876,960
Intuitive Surgical, Inc.*	1,700	756,245
Medtronic PLC	81,541	6,418,092
Olympus Corp. (Japan)	70,400	1,136,420
Siemens Healthineers AG (Germany), 144A	2,497	143,800
Sonova Holding AG (Switzerland)	543	167,280
Stryker Corp.	7,851	2,671,303
Terumo Corp. (Japan)	8,300	137,657
Zimmer Biomet Holdings, Inc.	21,200	2,300,836

		39,954,317

Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd. (India)	18,136	1,342,864
Centene Corp.*	77,378	5,130,162
Cigna Group (The)	17,401	5,752,249
Elevance Health, Inc.	10,500	5,689,530
Fresenius Medical Care AG (Germany)	27,711	1,059,025
Fresenius SE & Co. KGaA (Germany)*	34,251	1,023,224
McKesson Corp.	7,900	4,613,916
Molina Healthcare, Inc.*	2,581	767,331
Ramsay Health Care Ltd. (Australia)	18,883	596,177
Tenet Healthcare Corp.*	2,500	332,575

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	22,504	$11,460,387

		37,767,440

Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.(a)	49,606	5,802,414
American Healthcare REIT, Inc.(a)	226,073	3,302,926
CareTrust REIT, Inc.	130,148	3,266,715
Healthpeak Properties, Inc.	111,299	2,181,460
Sila Realty Trust, Inc.*	107,276	2,271,033
Ventas, Inc.	22,491	1,152,889
Welltower, Inc.	107,901	11,248,679

		29,226,116

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	7,218	685,511

Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.(a)	274,114	4,928,570
Park Hotels & Resorts, Inc.(a)	149,200	2,235,016

		7,163,586

Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)	22,430	917,813
Airbnb, Inc. (Class A Stock)*	11,274	1,709,477
Amadeus IT Group SA (Spain)	11,208	745,830
Aristocrat Leisure Ltd. (Australia)	39,759	1,316,640
Betsson AB (Sweden) (Class B Stock)*	37,100	433,725
Chipotle Mexican Grill, Inc.*(a)	90,000	5,638,500
Compass Group PLC (United Kingdom)	128,219	3,493,113
Dalata Hotel Group PLC (Ireland)	84,600	360,566
Darden Restaurants, Inc.(a)	12,273	1,857,150
Domino’s Pizza, Inc.	1,000	516,330
Evolution AB (Sweden), 144A	4,768	496,298
Flutter Entertainment PLC (United Kingdom)*	2,376	432,190
Genting Singapore Ltd. (Singapore)	1,135,300	721,645
Hilton Worldwide Holdings, Inc.	18,800	4,102,160
Indian Hotels Co. Ltd. (India)	98,563	737,360
InterContinental Hotels Group PLC (United Kingdom)	7,118	747,934
La Francaise des Jeux SAEM (France), 144A	32,109	1,093,635
Lottery Corp. Ltd. (The) (Australia)	92,900	313,115
Marriott International, Inc. (Class A Stock)	22,333	5,399,449
McDonald’s Corp.	31,273	7,969,611
Meituan (China) (Class B Stock), 144A*	94,874	1,348,566
Oriental Land Co. Ltd. (Japan)	20,500	572,855
Sodexo SA (France)	1,518	136,743
Texas Roadhouse, Inc.	10,056	1,726,716
Travel + Leisure Co.	7,600	341,848
Trip.com Group Ltd. (China), ADR*(a)	24,393	1,146,471

		44,275,740

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	83,392	495,276

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Berkeley Group Holdings PLC (United Kingdom)	18,177	$1,050,259
JVCKenwood Corp. (Japan)	79,300	459,418
Lennar Corp. (Class A Stock)	19,632	2,942,248
Lennar Corp. (Class B Stock)	3,300	460,119
Panasonic Holdings Corp. (Japan)	28,900	237,572
Redrow PLC (United Kingdom)	43,623	367,720
SEB SA (France)	5,484	562,844
Sekisui Chemical Co. Ltd. (Japan)	41,200	571,964
Sekisui House Ltd. (Japan)	6,000	133,351
Sony Group Corp. (Japan)	37,300	3,178,750
Toll Brothers, Inc.(a)	6,596	759,727
Vistry Group PLC (United Kingdom)*	13,925	207,642

		11,426,890

Household Products — 0.3%
Colgate-Palmolive Co.	53,000	5,143,120
Essity AB (Sweden) (Class B Stock)	64,406	1,646,528
Henkel AG & Co. KGaA (Germany)	4,310	339,098
Kimberly-Clark Corp.	5,200	718,640
Procter & Gamble Co. (The)	42,602	7,025,922
Reckitt Benckiser Group PLC (United Kingdom)	34,815	1,883,466

		16,756,774

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	164,500	2,890,265
RWE AG (Germany)	13,229	453,825
Vistra Corp.	4,362	375,045

		3,719,135

Industrial Conglomerates — 0.3%
3M Co.	42,600	4,353,294
CK Hutchison Holdings Ltd. (United Kingdom)	224,500	1,070,882
Hitachi Ltd. (Japan)	129,500	2,915,864
Honeywell International, Inc.	10,900	2,327,586
Jardine Cycle & Carriage Ltd. (Singapore)	17,600	344,333
Siemens AG (Germany)	29,491	5,489,025
Smiths Group PLC (United Kingdom)	25,580	550,395

		17,051,379

Industrial REITs — 0.5%
Americold Realty Trust, Inc.	124,399	3,177,150
First Industrial Realty Trust, Inc.	60,376	2,868,464
Goodman Group (Australia)	70,435	1,624,928
Prologis, Inc.(a)	174,149	19,558,674
STAG Industrial, Inc.(a)	84,913	3,061,963

		30,291,179

Insurance — 1.5%
Admiral Group PLC (United Kingdom)	8,947	295,654
Aegon Ltd. (Netherlands)	412,700	2,551,692
Ageas SA/NV (Belgium)	31,936	1,457,137
AIA Group Ltd. (Hong Kong)	261,400	1,768,567
Allianz SE (Germany)	19,303	5,361,039
Allstate Corp. (The)	25,200	4,023,432

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
ASR Nederland NV (Netherlands)	8,200	$390,391
Assicurazioni Generali SpA (Italy)	35,439	882,218
Assurant, Inc.	18,000	2,992,500
Aviva PLC (United Kingdom)	334,629	2,015,573
AXA SA (France)	141,161	4,626,019
Chubb Ltd.	14,356	3,661,929
Dai-ichi Life Holdings, Inc. (Japan)	77,200	2,067,405
Fairfax Financial Holdings Ltd. (Canada)	1,041	1,184,269
Fidelity National Financial, Inc.	11,600	573,272
Hannover Rueck SE (Germany)	5,552	1,405,424
Insurance Australia Group Ltd. (Australia)	150,446	713,196
Japan Post Holdings Co. Ltd. (Japan)	163,800	1,628,127
Mapfre SA (Spain)	178,400	411,417
Markel Group, Inc.*	384	605,053
Marsh & McLennan Cos., Inc.	37,084	7,814,341
Medibank Private Ltd. (Australia)	322,933	800,330
MetLife, Inc.	86,439	6,067,153
MS&AD Insurance Group Holdings, Inc. (Japan)	44,400	991,275
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	7,950	3,974,645
NN Group NV (Netherlands)	25,054	1,164,471
Progressive Corp. (The)	28,366	5,891,902
QBE Insurance Group Ltd. (Australia)	80,084	924,459
RenaissanceRe Holdings Ltd. (Bermuda)	2,005	448,138
Sampo OYJ (Finland) (Class A Stock)	24,108	1,039,639
Sompo Holdings, Inc. (Japan)	65,400	1,401,110
Suncorp Group Ltd. (Australia)	20,439	236,357
Swiss Re AG	26,130	3,239,519
T&D Holdings, Inc. (Japan)	51,800	904,794
Talanx AG (Germany)	12,528	998,352
Tokio Marine Holdings, Inc. (Japan)	66,500	2,499,007
Travelers Cos., Inc. (The)(a)	26,047	5,296,397
Unipol Gruppo SpA (Italy)	68,200	676,362
Zurich Insurance Group AG (Switzerland)	7,569	4,031,976

		87,014,541

Interactive Media & Services — 1.6%
Alphabet, Inc. (Class A Stock)	217,205	39,563,891
Alphabet, Inc. (Class C Stock)	122,700	22,505,634
Auto Trader Group PLC (United Kingdom), 144A	98,576	992,184
Kanzhun Ltd. (China), ADR(a)	17,918	337,038
Meta Platforms, Inc. (Class A Stock)	64,859	32,703,205
Pinterest, Inc. (Class A Stock)*	30,000	1,322,100
REA Group Ltd. (Australia)	2,392	312,335

Scout24 SE (Germany), 144A	5,006	382,477

		98,118,864

IT Services — 0.3%
Accenture PLC (Class A Stock)	4,700	1,426,027
BIPROGY, Inc. (Japan)	13,100	363,864
Capgemini SE (France)	2,846	565,322

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)	53,000	$3,604,000
Computacenter PLC (United Kingdom)	11,400	411,929
DTS Corp. (Japan)	15,500	406,904
Fujitsu Ltd. (Japan)	22,400	351,310
Globant SA*	5,912	1,053,873
International Business Machines Corp.	39,272	6,792,092
NEC Corp. (Japan)	8,300	684,390
NTT Data Group Corp. (Japan)	25,600	378,190
SCSK Corp. (Japan)	19,200	384,125
Snowflake, Inc. (Class A Stock)*	5,400	729,486
Sopra Steria Group (France)	1,900	369,478
TIS, Inc. (Japan)	16,800	326,391
Twilio, Inc. (Class A Stock)*	15,200	863,512
Wix.com Ltd. (Israel)*	9,700	1,542,979

		20,253,872

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	62,400	1,222,501
Shimano, Inc. (Japan)	6,400	989,081

		2,211,582

Life Sciences Tools & Services — 0.3%
Danaher Corp.	23,707	5,923,194
Illumina, Inc.*	17,700	1,847,526
Lonza Group AG (Switzerland)	1,549	843,283
Medpace Holdings, Inc.*	5,700	2,347,545
QIAGEN NV*	13,705	563,139
Thermo Fisher Scientific, Inc.	13,800	7,631,400
West Pharmaceutical Services, Inc.	2,600	856,414

		20,012,501

Machinery — 1.0%
Alfa Laval AB (Sweden)	22,400	980,933
Allison Transmission Holdings, Inc.	38,900	2,952,510
Atlas Copco AB (Sweden) (Class A Stock)	289,175	5,429,624
Atlas Copco AB (Sweden) (Class B Stock)	61,592	994,544
Bucher Industries AG (Switzerland)	1,000	402,247
Cargotec OYJ (Finland) (Class B Stock)	9,100	731,142
Caterpillar, Inc.	11,930	3,973,883
Cummins, Inc.	5,900	1,633,887
Daimler Truck Holding AG (Germany)	55,494	2,213,275
Deere & Co.	8,589	3,209,108
Donaldson Co., Inc.	32,200	2,304,232
Epiroc AB (Sweden) (Class B Stock)	15,306	280,954
FANUC Corp. (Japan)	63,200	1,735,012
Flowserve Corp.	69,000	3,318,900
Fortive Corp.	14,460	1,071,486
Fuji Corp. (Japan)	15,500	246,239
GEA Group AG (Germany)	16,950	704,670
Hitachi Construction Machinery Co. Ltd. (Japan)	18,600	498,761
Hong Leong Asia Ltd. (Singapore)	377,000	165,265
Indutrade AB (Sweden)	12,656	325,065
ITT, Inc.	22,800	2,945,304

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Knorr-Bremse AG (Germany)	9,632	$736,221
Komatsu Ltd. (Japan)	57,600	1,682,470
Kone OYJ (Finland) (Class B Stock)	10,565	523,827
Konecranes OYJ (Finland)	7,100	402,294
Mitsubishi Heavy Industries Ltd. (Japan)	22,000	236,832
Otis Worldwide Corp.(a)	17,083	1,644,409
Parker-Hannifin Corp.	5,614	2,839,617
Rational AG (Germany)	1,243	1,030,597
Sandvik AB (Sweden)	10,144	203,837
Schindler Holding AG (Switzerland)	920	229,345
Schindler Holding AG (Switzerland) (Part. Cert.)	4,551	1,141,863
SKF AB (Sweden) (Class B Stock)	70,340	1,413,641
SMC Corp. (Japan)	800	381,166
Sumitomo Heavy Industries Ltd. (Japan)	15,200	396,683
Techtronic Industries Co. Ltd. (Hong Kong)	145,468	1,658,319
Toyota Industries Corp. (Japan)	14,600	1,241,955
Trelleborg AB (Sweden) (Class B Stock)	26,561	1,033,653
Tsubakimoto Chain Co. (Japan)	14,500	563,213
Valmet OYJ (Finland)	14,300	409,256
VAT Group AG (Switzerland), 144A	754	425,751
Vesuvius PLC (United Kingdom)	67,900	396,035
Volvo AB (Sweden) (Class A Stock)	8,119	212,257
Volvo AB (Sweden) (Class B Stock)	141,646	3,639,514
Wartsila OYJ Abp (Finland)	70,792	1,372,393
Westinghouse Air Brake Technologies Corp.	5,500	869,275

		60,801,464

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	126	213,799
D/S Norden A/S (Denmark)	9,700	422,864
DFDS A/S (Denmark)	12,800	361,676
Kawasaki Kisen Kaisha Ltd. (Japan)	62,400	909,972
Kirby Corp.*	13,474	1,613,242
Mitsui OSK Lines Ltd. (Japan)	30,800	926,053
SITC International Holdings Co. Ltd. (China)	125,000	338,949

		4,786,555

Media — 0.2%
Comcast Corp. (Class A Stock)	125,700	4,922,412
Informa PLC (United Kingdom)	82,024	885,199
Nippon Television Holdings, Inc. (Japan)	47,000	682,646
Publicis Groupe SA (France)	19,795	2,102,606
Reach PLC (United Kingdom)	132,014	164,093
SKY Perfect JSAT Holdings, Inc. (Japan)	81,300	440,558
Vivendi SE (France)	51,696	540,307
WPP PLC (United Kingdom)	59,708	546,727

		10,284,548

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining — 0.6%
Agnico Eagle Mines Ltd. (Canada)(a)	18,166	$1,188,056
Anglo American PLC (South Africa)	35,429	1,119,574
Antofagasta PLC (Chile)	26,859	713,806
APL Apollo Tubes Ltd. (India)	20,311	378,262
ArcelorMittal SA (Luxembourg)	11,043	252,987
Aurubis AG (Germany)	2,900	227,487
Barrick Gold Corp. (Canada)(a)	20,888	348,412
Bekaert SA (Belgium)	8,300	346,999
BHP Group Ltd. (Australia)	201,120	5,748,404
BlueScope Steel Ltd. (Australia)	94,298	1,280,062
Boliden AB (Sweden)	23,916	769,158
Fortescue Ltd. (Australia)	136,673	1,945,740
Freeport-McMoRan, Inc.	78,600	3,819,960
Glencore PLC (Australia)	753,798	4,289,318
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	43,312	558,793
JFE Holdings, Inc. (Japan)	74,600	1,076,674
Lundin Mining Corp. (Chile)	98,197	1,093,191
Nippon Steel Corp. (Japan)	42,300	896,694
Norsk Hydro ASA (Norway)	53,061	330,808
Northern Star Resources Ltd. (Australia)	125,580	1,090,545
Nucor Corp.	13,500	2,134,080
Perenti Ltd. (Australia)	527,900	351,300
Perseus Mining Ltd. (Australia)	479,200	752,418
Pilbara Minerals Ltd. (Australia)	197,481	401,833
Rio Tinto Ltd. (Australia)	27,235	2,157,335
Rio Tinto PLC (Australia)	54,671	3,587,418
Sumitomo Metal Mining Co. Ltd. (Japan)	14,600	443,598
voestalpine AG (Austria)	25,583	691,632

		37,994,544

Multi-Utilities — 0.3%
A2A SpA (Italy)	281,300	558,433
CenterPoint Energy, Inc.	15,553	481,832
Centrica PLC (United Kingdom)	881,585	1,502,658
CMS Energy Corp.	36,300	2,160,939
DTE Energy Co.	18,000	1,998,180
E.ON SE (Germany)	135,969	1,786,998
Engie SA (France)	163,024	2,334,561
National Grid PLC (United Kingdom)	128,164	1,431,097
National Grid PLC (United Kingdom), ADR	23,044	1,308,899
NiSource, Inc.(a)	89,577	2,580,714
Sembcorp Industries Ltd. (Singapore)	100,500	355,226
Sempra(a)	9,400	714,964

		17,214,501

Office REITs — 0.1%
Dexus (Australia)	121,702	525,009
Gecina SA (France)	5,227	482,511
Japan Real Estate Investment Corp. (Japan)	87	274,990
Kilroy Realty Corp.	18,948	590,609
Nippon Building Fund, Inc. (Japan)	87	305,180
SL Green Realty Corp.(a)	76,837	4,352,048

		6,530,347

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 1.6%
Ampol Ltd. (Australia)	13,671	$294,043
Antero Resources Corp.*(a)	70,200	2,290,626
ARC Resources Ltd. (Canada)(a)	60,781	1,084,510
Beach Energy Ltd. (Australia)	234,300	231,659
BP PLC	586,907	3,533,636
Cameco Corp. (Canada)	6,925	340,710
Cheniere Energy, Inc.	26,595	4,649,604
Chesapeake Energy Corp.(a)	7,084	582,234
Chevron Corp.	46,900	7,336,098
ConocoPhillips	44,025	5,035,579
Diamondback Energy, Inc.	17,802	3,563,782
ENEOS Holdings, Inc. (Japan)	220,400	1,135,821
Eni SpA (Italy)	68,890	1,057,782
Equinor ASA (Norway)	38,778	1,110,750
Exxon Mobil Corp.	156,537	18,020,539
Galp Energia SGPS SA (Portugal)	5,866	123,895
Idemitsu Kosan Co. Ltd. (Japan)	217,800	1,415,605
Inpex Corp. (Japan)(a)	94,400	1,386,310
Marathon Oil Corp.	114,000	3,268,380
New Hope Corp. Ltd. (Australia)	117,200	379,599
OMV AG (Austria)	8,000	347,738
Pembina Pipeline Corp. (Canada)	31,381	1,164,358
Phillips 66	21,300	3,006,921
Repsol SA (Spain)(a)	186,326	2,954,884
Shell PLC	326,628	11,715,494
Shell PLC, ADR	31,418	2,267,751
TotalEnergies SE (France)	157,375	10,536,849
TotalEnergies SE (France), ADR(a)	10,721	714,876
Valero Energy Corp.	3,908	612,618
Williams Cos., Inc. (The)	55,451	2,356,668

		92,519,319

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	37,356	716,002
UPM-Kymmene OYJ (Finland)	28,981	1,017,887

		1,733,889

Passenger Airlines — 0.1%
Air New Zealand Ltd. (New Zealand)	969,300	313,087
ANA Holdings, Inc. (Japan)	13,800	255,068
Delta Air Lines, Inc.(a)	23,584	1,118,825
International Consolidated Airlines Group SA (United Kingdom)*	184,600	377,498
Japan Airlines Co. Ltd. (Japan)	44,800	707,840
Qantas Airways Ltd. (Australia)*	107,100	416,804
Singapore Airlines Ltd. (Singapore)	171,800	872,911

		4,062,033

Personal Care Products — 0.3%
Haleon PLC	249,407	1,014,767
L’Oreal SA (France)	15,779	6,945,372
Unilever PLC (United Kingdom)	113,515	6,230,538
Unilever PLC (United Kingdom), ADR(a)	34,389	1,891,051

		16,081,728

Pharmaceuticals — 2.4%
AstraZeneca PLC (United Kingdom)	74,204	11,548,596

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom), ADR	24,558	$1,915,278
Bayer AG (Germany)	25,682	723,924
Bristol-Myers Squibb Co.	57,163	2,373,979
Chugai Pharmaceutical Co. Ltd. (Japan)	33,800	1,203,562
Daiichi Sankyo Co. Ltd. (Japan)	87,400	3,037,477
Eisai Co. Ltd. (Japan)	8,400	345,775
Elanco Animal Health, Inc.*	142,900	2,062,047
Eli Lilly & Co.	25,449	23,041,016
GSK PLC	317,125	6,099,651
Hikma Pharmaceuticals PLC (Jordan)	39,211	934,242
Ipsen SA (France)	9,977	1,225,762
Johnson & Johnson	73,800	10,786,608
Kyowa Kirin Co. Ltd. (Japan)	44,100	755,902
Merck & Co., Inc.	80,400	9,953,520
Merck KGaA (Germany)	7,165	1,184,914
Nippon Shinyaku Co. Ltd. (Japan)	21,200	428,611
Novartis AG (Switzerland)	119,939	12,770,106
Novo Nordisk A/S (Denmark), ADR	16,710	2,385,185
Novo Nordisk A/S (Denmark) (Class B Stock)	173,519	24,827,944
Ono Pharmaceutical Co. Ltd. (Japan)	120,500	1,646,430
Orion OYJ (Finland) (Class B Stock)	14,458	616,627
Otsuka Holdings Co. Ltd. (Japan)	13,700	578,781
Pfizer, Inc.	25,000	699,500
Roche Holding AG	34,379	9,525,006
Sandoz Group AG (Switzerland)	12,900	467,600
Sanofi SA	57,831	5,577,401
Sanofi SA, ADR	32,466	1,575,250
Shionogi & Co. Ltd. (Japan)	44,400	1,729,315
Takeda Pharmaceutical Co. Ltd. (Japan)	43,700	1,133,502
Teva Pharmaceutical Industries Ltd. (Israel)*	47,000	764,674
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	40,700	661,375
UCB SA (Belgium)	957	142,102

		142,721,662

Professional Services — 0.3%
Automatic Data Processing, Inc.	21,100	5,036,359
Bureau Veritas SA (France)	24,291	675,025
Computershare Ltd. (Australia)	38,333	670,438
Dun & Bradstreet Holdings, Inc.(a)	296,600	2,746,516
Experian PLC	24,936	1,158,446
Intertek Group PLC (United Kingdom)	7,590	458,817
Leidos Holdings, Inc.	3,900	568,932
ManpowerGroup, Inc.	5,400	376,920
Recruit Holdings Co. Ltd. (Japan)	63,800	3,432,898
RELX PLC (United Kingdom)	60,520	2,772,959
Wolters Kluwer NV (Netherlands)	11,345	1,873,493

		19,770,803

Real Estate Management & Development — 0.2%
CK Asset Holdings Ltd. (Hong Kong)	55,500	207,907
Daito Trust Construction Co. Ltd. (Japan)	8,000	828,091

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Daiwa House Industry Co. Ltd. (Japan)	22,200	$565,209
Henderson Land Development Co. Ltd. (Hong Kong)	44,000	117,972
Hulic Co. Ltd. (Japan)(a)	89,600	796,392
Jones Lang LaSalle, Inc.*	14,800	3,038,144
KE Holdings, Inc. (China), ADR(a)	66,312	938,315
Mitsubishi Estate Co. Ltd. (Japan)	24,000	377,842
Mitsui Fudosan Co. Ltd. (Japan)	50,600	465,718
New World Development Co. Ltd. (Hong Kong)	301,000	281,683
Nexity SA (France)*	8,250	74,189
Nomura Real Estate Holdings, Inc. (Japan)	31,600	795,480
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	38,000	335,487
Swiss Prime Site AG (Switzerland)	4,104	388,628
Vonovia SE (Germany)	22,234	632,744

		9,843,801

Residential REITs — 0.5%
American Homes 4 Rent (Class A Stock)	133,267	4,952,202
AvalonBay Communities, Inc.	4,152	859,007
Equity Residential	174,275	12,084,228
Essex Property Trust, Inc.	6,488	1,766,034
Mid-America Apartment Communities, Inc.(a)	35,254	5,027,573
Veris Residential, Inc.	469,324	7,039,860

		31,728,904

Retail REITs — 0.5%
AEON REIT Investment Corp. (Japan)	400	331,304
Agree Realty Corp.(a)	40,529	2,510,366
Brixmor Property Group, Inc.	138,626	3,200,874
CapitaLand Integrated Commercial Trust (Singapore)	277,400	403,880
InvenTrust Properties Corp.	49,107	1,215,889
Kimco Realty Corp.(a)	50,000	973,000
Kite Realty Group Trust	141,523	3,167,285
Klepierre SA (France)	70,502	1,882,259
NNN REIT, Inc.(a)	123,670	5,268,342
Realty Income Corp.	16,967	896,197
Regency Centers Corp.(a)	41,981	2,611,218
Scentre Group (Australia)	602,199	1,248,179
Simon Property Group, Inc.	52,036	7,899,065
Unibail-Rodamco-Westfield (France)	4,293	339,263
Vicinity Ltd. (Australia)	545,555	670,807

		32,617,928

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices, Inc.*	37,148	6,025,777
Advantest Corp. (Japan)	28,055	1,136,956
Analog Devices, Inc.	32,793	7,485,330
Applied Materials, Inc.	29,308	6,916,395
ASM International NV (Netherlands)	9,161	7,002,447
ASML Holding NV (Netherlands) (XAMS)	20,280	20,668,693

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands) (XNGS)	1,654	$1,691,595
Broadcom, Inc.	10,063	16,156,448
Disco Corp. (Japan)	10,293	3,920,600
Infineon Technologies AG (Germany)	37,254	1,367,233
Intel Corp.	202,686	6,277,185
Lam Research Corp.	7,909	8,421,899
Lasertec Corp. (Japan)	1,800	404,065
Marvell Technology, Inc.	14,449	1,009,985
Micron Technology, Inc.	16,061	2,112,503
Monolithic Power Systems, Inc.	4,400	3,615,392
NVIDIA Corp.	725,117	89,580,954
NXP Semiconductors NV (China)	12,333	3,318,687
Qorvo, Inc.*	8,700	1,009,548
QUALCOMM, Inc.	43,600	8,684,248
Renesas Electronics Corp. (Japan)	62,800	1,190,980
Rohm Co. Ltd. (Japan)	39,600	529,360
SCREEN Holdings Co. Ltd. (Japan)	3,800	344,504
STMicroelectronics NV (Singapore)	16,170	633,345
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	37,618	6,538,385
Teradyne, Inc.	22,700	3,366,183
Tokyo Electron Ltd. (Japan)	15,900	3,480,517
UMS Holdings Ltd. (Singapore)	409,600	355,102
Universal Display Corp.	625	131,406

		213,375,722

Software — 2.9%
Adobe, Inc.*	7,500	4,166,550
Autodesk, Inc.*	18,400	4,553,080
Cadence Design Systems, Inc.*	14,600	4,493,150
Check Point Software Technologies Ltd. (Israel)*(a)	4,000	660,000
Crowdstrike Holdings, Inc. (Class A Stock)*	11,900	4,559,961
CyberArk Software Ltd.*	12,011	3,284,048
Dassault Systemes SE (France)	47,690	1,793,190
Elastic NV*	5,000	569,550
Gitlab, Inc. (Class A Stock)*	6,800	338,096
Intuit, Inc.	9,719	6,387,424
Microsoft Corp.	232,534	103,931,071
Monday.com Ltd.*	8,646	2,081,611
Nemetschek SE (Germany)	9,951	971,485
Nice Ltd. (Israel)*	5,985	1,029,640
Oracle Corp.	29,969	4,231,623
Pegasystems, Inc.	9,300	562,929
RingCentral, Inc. (Class A Stock)*	12,000	338,400
Salesforce, Inc.	39,995	10,282,714
SAP SE (Germany)	33,331	6,695,384
ServiceNow, Inc.*	7,700	6,057,359
Teradata Corp.*	11,000	380,160
Xero Ltd. (New Zealand)*	12,854	1,162,471
Zoom Video Communications, Inc. (Class A Stock)*	54,600	3,231,774

		171,761,670

Specialized REITs — 0.9%
American Tower Corp.	6,800	1,321,784

	Shares	Value

COMMON STOCKS (continued)
Specialized REITs (cont’d.)
Digital Realty Trust, Inc.(a)	71,520	$10,874,616
Equinix, Inc.	15,925	12,048,855
Extra Space Storage, Inc.	14,817	2,302,710
Gaming & Leisure Properties, Inc.	12,064	545,413
Iron Mountain, Inc.(a)	114,320	10,245,358
Public Storage	48,244	13,877,387
SBA Communications Corp.	10,100	1,982,630
VICI Properties, Inc.	78,022	2,234,550

		55,433,303

Specialty Retail — 0.7%
AutoZone, Inc.*	838	2,483,916
Avolta AG (Switzerland)*	15,605	606,676
CarMax, Inc.*	5,400	396,036
DCM Holdings Co. Ltd. (Japan)	35,600	323,694
EDION Corp. (Japan)	17,300	175,045
Fast Retailing Co. Ltd. (Japan)	5,900	1,492,353
Gap, Inc. (The)(a)	18,900	451,521
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)(a)	63,546	1,006,576
Home Depot, Inc. (The)	21,500	7,401,160
IDOM, Inc. (Japan)	61,100	530,560
Industria de Diseno Textil SA (Spain)	120,308	5,970,089
JB Hi-Fi Ltd. (Australia)	12,000	487,582
Kingfisher PLC (United Kingdom)	211,000	661,628
K’s Holdings Corp. (Japan)	42,000	395,695
Lowe’s Cos., Inc.	41,693	9,191,639
Pets at Home Group PLC (United Kingdom)	100,800	375,728
Ross Stores, Inc.	15,384	2,235,603
Super Retail Group Ltd. (Australia)	61,700	568,513
TJX Cos., Inc. (The)	37,480	4,126,548
Ulta Beauty, Inc.*	8,300	3,202,721
USS Co. Ltd. (Japan)	40,500	341,043
Zalando SE (Germany), 144A*	22,212	521,418

		42,945,744

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	417,417	87,916,369
Brother Industries Ltd. (Japan)	79,900	1,411,369
Canon, Inc. (Japan)	69,900	1,896,223
Dell Technologies, Inc. (Class C Stock)	18,999	2,620,152
FUJIFILM Holdings Corp. (Japan)	25,400	595,800
Hewlett Packard Enterprise Co.	204,200	4,322,914
HP, Inc.	21,600	756,432
Logitech International SA (Switzerland)	21,702	2,088,618
Pure Storage, Inc. (Class A Stock)*	50,400	3,236,184
Ricoh Co. Ltd. (Japan)	49,500	424,270
Samsung Electronics Co. Ltd. (South Korea)	46,374	2,729,287
Seagate Technology Holdings PLC(a)	10,191	1,052,425
Seiko Epson Corp. (Japan)	10,400	162,584

		109,212,627

Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	16,139	3,853,454
Asics Corp. (Japan)	93,600	1,443,141
Brunello Cucinelli SpA (Italy)	23,333	2,328,775

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	23,010	$3,596,071
Deckers Outdoor Corp.*	4,100	3,968,595
Hermes International SCA (France)	3,143	7,259,150
LVMH Moet Hennessy Louis Vuitton SE (France)	14,592	11,203,607
Moncler SpA (Italy)	28,135	1,725,911
Pandora A/S (Denmark)	11,032	1,660,460
Puma SE (Germany)	8,470	389,027
Ralph Lauren Corp.	4,164	728,950
Skechers USA, Inc. (Class A Stock)*	15,300	1,057,536
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	345,500	665,616

		39,880,293

Tobacco — 0.2%
Altria Group, Inc.	71,100	3,238,605
British American Tobacco PLC (United Kingdom)	89,862	2,760,532
Imperial Brands PLC (United Kingdom)	118,665	3,036,498
Japan Tobacco, Inc. (Japan)(a)	34,500	934,241

		9,969,876

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)	14,200	1,323,440
Brenntag SE (Germany)	1,852	124,936
Bunzl PLC (United Kingdom)	7,571	287,653
Ferguson PLC	10,117	1,959,157
Hanwa Co. Ltd. (Japan)	11,700	449,248
ITOCHU Corp. (Japan)	29,800	1,464,914
Kanamoto Co. Ltd. (Japan)	21,200	391,037
Marubeni Corp. (Japan)	89,500	1,659,560
Mitsubishi Corp. (Japan)	82,800	1,627,674
Mitsui & Co. Ltd. (Japan)	87,000	1,984,176
Reece Ltd. (Australia)	45,624	761,927
Rexel SA (France)	57,772	1,494,478
Seven Group Holdings Ltd. (Australia)	10,666	266,460
Sojitz Corp. (Japan)	18,400	449,462
Sumitomo Corp. (Japan)	28,000	703,414
Toyota Tsusho Corp. (Japan)	22,500	439,720
United Rentals, Inc.	2,000	1,293,460
W.W. Grainger, Inc.	400	360,896
Watsco, Inc.(a)	850	393,754
WESCO International, Inc.	5,100	808,452

		18,243,818

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	12,975	2,627,401
Grupo Aeroportuario del Pacifico SABde CV (Mexico) (Class B Stock)	52,303	821,982
Kamigumi Co. Ltd. (Japan)	16,300	336,752

		3,786,135

Wireless Telecommunication Services — 0.1%
Airtel Africa PLC (Nigeria), 144A	271,600	410,894
KDDI Corp. (Japan)	44,300	1,173,574
SoftBank Corp. (Japan)	66,800	816,965
SoftBank Group Corp. (Japan)	21,500	1,382,906

	Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
Tele2 AB (Sweden) (Class B Stock)	80,791	$815,536
T-Mobile US, Inc.	9,800	1,726,564
Vodafone Group PLC (United Kingdom)	953,091	843,333

		7,169,772

TOTAL COMMON STOCKS (cost $2,172,614,152)		2,506,458,056

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,309	203,885
Volkswagen AG (Germany) (PRFC)	5,021	566,941

		770,826

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	15,000	360,600

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	19,897	1,771,565

Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	15,000	494,664

TOTAL PREFERRED STOCKS (cost $3,341,941)		3,397,655

UNAFFILIATED EXCHANGE-TRADED FUNDS — 7.5%
Energy Select Sector SPDR Fund(a)	227,969	20,779,374
iShares 0-3 Month Treasury Bond ETF	560,000	56,397,600
iShares 0-5 Year TIPS Bond ETF	102,178	10,165,689
iShares 1-3 Year Treasury Bond ETF	663	54,134
iShares Core MSCI EAFE ETF	228,000	16,561,920
iShares Core S&P 500 ETF	123,300	67,473,459
iShares Core S&P Mid-Cap ETF	53,160	3,110,923
iShares Core U.S. Aggregate Bond ETF(a)	229,102	22,238,931
iShares Floating Rate Bond ETF	645	32,953
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	307,060	32,892,267
iShares iBoxx High Yield Corporate Bond ETF(a)	67,580	5,213,121
iShares JP Morgan USD Emerging Markets Bond ETF(a)	108,012	9,556,902
iShares MBS ETF(a)	45,654	4,191,494
iShares MSCI EAFE ETF(a)	106,700	8,357,811
iShares MSCI Emerging Markets ETF	23,067	982,424
iShares Russell 1000 Growth ETF	104,639	38,141,962
iShares Russell 1000 Value ETF(a)	176,677	30,824,836
iShares S&P Small-Cap 600 Growth ETF	30,500	3,917,115
iShares S&P Small-Cap 600 Value ETF	47,606	4,630,636
iShares TIPS Bond ETF(a)	313,986	33,527,425
Vanguard Real Estate ETF(a)	529,796	44,375,713

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
Vanguard Total International Bond ETF(a)		726,782	$35,372,480

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $430,589,608)			448,799,169

UNAFFILIATED FUNDS — 3.2%
AQR Diversified Arbitrage Fund, (Institutional Shares)		2,108,863	25,369,625
Calamos Market Neutral Income Fund, (R6 Shares)		3,051,347	44,519,160
JPMorgan Hedged Equity Fund, (Institutional Shares)		685,350	21,369,218
Merger Fund (The), (Institutional Shares)		2,422,486	41,351,844
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*		2,093,897	22,383,756
Victory Market Neutral Income Fund, (Institutional Shares)		2,568,004	21,750,997
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)		1,322,962	12,779,816

TOTAL UNAFFILIATED FUNDS (cost $189,317,710)			189,524,416

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 2.4%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.336%(c)	10/20/34	4,000	4,024,576
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	10/17/32	3,000	3,000,000
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.760%(c)	10/15/34	4,525	4,529,176
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.707%(c)	08/20/32	7,500	7,511,048
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.690%(c)	04/15/32	6,750	6,759,810
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)
6.680%(c)	01/25/33	2,000	2,004,561
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.766%(c)	07/20/34	2,750	2,758,400

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.730%(c)	07/15/34		3,000	$3,008,556
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.776%(c)	07/20/34		8,750	8,758,054
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.691%(c)	08/26/32	EUR	4,749	5,069,558
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.870%(c)	07/15/29		20	20,276
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.819%(c)	04/17/37		7,250	7,287,689
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	01/22/31		1,408	1,407,822
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.875%(c)	04/15/33		2,750	2,755,642
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)
5.148%(c)	07/25/37	EUR	1,500	1,606,425
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.782%(c)	04/25/34	EUR	3,125	3,330,110
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/34		4,375	4,380,913
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.834%(c)	04/18/37		7,250	7,256,184
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.561%(c)	10/12/30		1,616	1,616,197
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.340%(c)	10/15/34		5,250	5,255,734
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.836%(c)	10/22/30		1,211	1,211,567

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
6.636%(c)	04/20/31		1,956	$1,959,315
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.506%(c)	01/15/38	EUR	4,000	4,304,928
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.336%(c)	10/20/34		4,100	4,104,101
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)
7.217%(c)	01/20/36		7,000	7,050,574
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
7.115%(c)	01/20/37		3,000	3,021,343
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.536%(c)	02/20/30	EUR	4,927	5,248,530
Series 07A, Class B1RR, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.554%(c)	07/18/34	EUR	4,725	5,042,227
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.765%(c)	07/25/34		2,000	2,001,856
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.746%(c)	07/20/34		3,250	3,253,097
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.195%(c)	01/20/36		7,500	7,538,456
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
7.015%(c)	01/20/35		7,500	7,561,896
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	10/20/34		4,000	4,002,776
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	07/20/32		4,025	4,036,276
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/17/31		2,075	2,076,904

TOTAL ASSET-BACKED SECURITIES (cost $145,723,105)				144,754,577

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 1.0%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	02/01/29(a)	400	$413,950
7.875%	04/15/27	1,436	1,437,795

			1,851,745

Airlines — 0.0%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates
3.375%	11/01/28	668	630,795
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29(a)	325	316,683
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	565	546,066
4.625%	04/15/29	140	130,452

			1,623,996

Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,525	1,234,667
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	180,917

			1,415,584

Auto Parts & Equipment — 0.0%
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)	650	636,087
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	160	162,428
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	1,075	977,785

			1,776,300

Banks — 0.1%
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	400	398,201
5.875%	04/30/29	800	811,118
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,635	1,598,816
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28	100	107,349
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	365	339,857

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23(d)	1,000	$50,000

			3,305,341

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	700	675,762
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	62	60,906
4.875%	12/15/27(a)	400	377,752
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	775	700,146

			1,814,566

Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31	450	379,280
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	139	140,176

			519,456

Commercial Services — 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	20	19,944
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	25	21,741
3.875%	02/15/31	375	334,783

			376,468

Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	775	715,580
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	210	227,107

			942,687

Diversified Financial Services — 0.0%
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	68,865
5.500%	08/15/28	670	644,245
6.000%	01/15/27	225	222,620
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	400	358,515

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
5.750%	09/15/31(a)	175	$164,037
7.875%	12/15/29	250	257,710

			1,715,992

Electric — 0.1%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	466,661
5.000%	02/01/31	925	863,006
5.125%	03/15/28	700	673,259
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	280	262,279
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	550	545,799
Gtd. Notes, 144A
3.375%	02/15/29	100	88,958
3.625%	02/15/31	1,175	1,008,096
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	150	163,897
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	375	371,501
8.000%(ff)	10/15/26(oo)	1,375	1,385,811
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	450	465,250
Vistra Operations Co. LLC,
Gtd. Notes, 144A
6.875%	04/15/32	130	131,975

			6,426,492

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	475	435,349
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)	330	331,610
7.000%	02/15/30	225	229,912
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	275	272,647
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	450	418,660
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)	300	289,513
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31(a)	150	155,529

			2,133,220

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		140	$142,625

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		200	179,771
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		650	602,933
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	1,380	1,741,379
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,200	1,387,974
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)		150	135,991
4.375%	01/31/32		300	267,384
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		160	160,407

				4,475,839

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		700	678,238

Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		300	276,233
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		75	71,479
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29(a)		400	404,463

				752,175

Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		425	384,580
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30		200	185,327
6.750%	05/15/31		750	761,580

				1,331,487

Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		985	881,368

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	325	$312,957
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	925	851,000
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	105	100,637

			2,145,962

Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	475	409,019

Leisure Time — 0.0%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	425	460,244
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	150	148,312
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	300	296,250
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	75	77,404
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26	275	272,250
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	450	445,500

			1,699,960

Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27	700	691,574
6.500%	04/15/32(a)	300	298,608
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	375	367,156

			1,357,338

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	75	77,624
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	250	258,256

			335,880

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		250	$204,055
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $230,000; purchased 07/18/19)(f)
6.625%	08/15/27(d)		230	4,600
Sec’d. Notes, 144A (original cost $582,750; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)		1,750	38,019
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		175	68,889
7.375%	07/01/28		300	127,361
7.750%	07/01/26		225	139,678
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,400	1,375,265
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		390	380,072
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	500	536,478

				2,874,417

Mining — 0.0%
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		425	399,294

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29		105	104,638

Oil & Gas — 0.1%
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)		65	62,971
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		53	65,752
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)		325	332,736
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		200	200,005
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		125	131,152
8.625%	11/01/30		75	80,500
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		210	214,064
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27(a)		38	38,428

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	603	$603,000
7.500%	05/01/31	1,200	1,321,466
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27	375	383,229
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)	5,400	639,900
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29	500	484,841
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	88	87,688

			4,645,732

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	450	452,411
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	625	585,623

			1,038,034

Pharmaceuticals — 0.0%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)	275	262,366
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	40	27,873
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	225	109,406
5.250%	01/30/30	150	69,750
5.250%	02/15/31	175	81,375
6.250%	02/15/29	500	252,500
7.000%	01/15/28	100	53,875
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	100	74,836
Organon & Co./Organon Foreign Debt Co.-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	200	185,753
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	179,573

			1,297,307

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
6.625%	02/01/32	135	136,191
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,225	1,212,020

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	800	$791,373
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	300	303,313
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27	150	147,782
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	70	63,783
4.125%	08/15/31	45	40,394
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	95	81,573

			2,776,429

Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	1,185	1,126,342

Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32(a)	415	414,945
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)	725	646,952

			1,061,897

Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.125%	06/15/29	190	190,000
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	625	623,375
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	775	705,989
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	200	197,573

			1,716,937

Telecommunications — 0.1%
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30	75	40,981
4.875%	06/15/29	50	28,926
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	100	99,774
10.500%	05/15/30	341	339,365
11.000%	11/15/29	1,791	1,834,539
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	900	954,058

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
8.750%	03/15/32		500	$601,258
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	530	577,078

				4,475,979

Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		925	863,868
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		75	76,800
7.125%	02/01/32		135	138,232

				1,078,900

TOTAL CORPORATE BONDS (cost $64,433,418)				59,826,276

FLOATING RATE AND OTHER LOANS — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24		193	267,760
First Lien Term Loan, 1 Month SOFR + 10.100%
15.429%(c)	05/25/26		32	30,130
Second Lien Term Loan
8.175%	08/24/26		1,269	24,107

				321,997

Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%
10.722%(c)	04/30/27	EUR	1,980	1,958,794
Term Loan B Tranche C, 3 Month EURIBOR + 5.500%
9.222%(c)	02/07/28	EUR	768	822,403

				2,781,197

Telecommunications — 0.0%
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.075%(c)	05/29/27		898	868,387
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.904%(c)	04/15/29		45	43,883
Term B-2, 1 Month SOFR + 6.560%
11.904%(c)	04/15/30		45	43,852
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%
7.808%(c)	04/15/29		13	8,590
Term B-2 Loan, 1 Month SOFR + 2.464%
7.808%(c)	04/15/30		13	8,590

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Telecommunications (cont’d.)
Term Loan
—%(p)	06/01/28^	12	$9,904

			983,206

TOTAL FLOATING RATE AND OTHER LOANS (cost $4,767,416)			4,086,400

SOVEREIGN BOND — 0.0%
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)	800	124,000

(cost $261,200)

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds
1.750%	08/15/41	7,400	4,887,469
2.250%	05/15/41(h)(k)	21,280	15,394,750
3.000%	02/15/49(h)	4,360	3,303,381
3.875%	05/15/43	400	360,937
4.750%	11/15/43	630	638,564
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/30	12,796	11,522,619
0.125%	01/15/31	1,537	1,356,460
0.125%	01/15/32	149	129,249
0.125%	02/15/51	5,177	2,992,991
0.250%	01/15/25	1,820	1,782,896
0.250%	07/15/29	1,630	1,497,508
0.250%	02/15/50	2,872	1,752,661
0.500%	01/15/28	28,578	26,932,527
0.625%	01/15/26	12,664	12,250,450
0.625%	07/15/32	5,415	4,855,088
0.625%	02/15/43	5,782	4,341,112
0.750%	02/15/42	5,967	4,658,739
0.750%	02/15/45	1,121	839,410
0.875%	01/15/29	3,854	3,653,120
1.000%	02/15/46	4,692	3,659,722
1.000%	02/15/48	1,835	1,403,961
1.250%	04/15/28	9,100	8,792,570
1.375%	07/15/33	4,909	4,636,954
1.375%	02/15/44	87	74,854
1.500%	02/15/53	2,691	2,261,467
1.750%	01/15/28	1,826	1,796,837
1.750%	01/15/34	6,044	5,867,089
2.000%	01/15/26	16,809	16,600,613
2.125%	04/15/29	2,377	2,381,793
2.375%	01/15/25	699	692,137
2.375%	01/15/27	1,399	1,398,883
2.500%	01/15/29	805	819,045
3.375%	04/15/32	25,743	28,091,795
3.875%	04/15/29	3,042	3,286,703
U.S. Treasury Notes
0.750%	01/31/28	37,000	32,484,844
1.125%	02/28/27	101,500	92,809,061
U.S. Treasury Strips Coupon
1.503%(s)	08/15/40	4,175	1,945,778
2.388%(s)	05/15/43	1,610	646,956
2.419%(s)	05/15/44	3,460	1,325,612
4.608%(s)	11/15/48	60	18,872

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
4.652%(s)	05/15/49	525	$162,155
4.667%(s)	02/15/39	4,070	2,059,802
4.683%(s)	11/15/40	2,805	1,286,794
4.710%(s)	11/15/43	197	77,346
4.767%(s)	11/15/41	715	310,606
4.778%(s)	02/15/42	855	366,548
4.800%(s)	05/15/42	265	112,159
4.920%(s)	08/15/48	380	120,873
4.924%(s)	02/15/49	170	53,025
5.045%(s)	02/15/41	675	306,413
5.356%(s)	05/15/40	220	104,002

TOTAL U.S. TREASURY OBLIGATIONS (cost $344,675,257)			319,105,200

TOTAL LONG-TERM INVESTMENTS (cost $4,585,225,713)			5,001,248,361

		Shares

SHORT-TERM INVESTMENTS — 18.5%

AFFILIATED MUTUAL FUNDS — 11.2%
PGIM Core Ultra Short Bond Fund(wa)		498,627,764	498,627,764
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $170,916,963; includes $170,111,643 of cash collateral for securities on loan)(b)(wa)		171,019,575	170,916,963

TOTAL AFFILIATED MUTUAL FUNDS (cost $669,544,727)			669,544,727

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 5.8%
U.S. Treasury Bills
5.289%	09/19/24(k)	24,000	23,721,933
5.303%	07/30/24	70,000	69,703,958
5.311%	10/15/24	100,000	98,466,447
5.327%	08/01/24(k)	85,000	84,615,583
5.327%	09/17/24(k)	72,000	71,186,382

TOTAL U.S. TREASURY OBLIGATIONS (cost $347,689,176)			347,694,303

OPTIONS PURCHASED*~ — 1.5%
(cost $81,717,871)			88,911,361

TOTAL SHORT-TERM INVESTMENTS (cost $1,098,951,774)			1,106,150,391

TOTAL INVESTMENTS—102.3% (cost $5,684,177,487)			6,107,398,752
Liabilities in excess of other assets(z) — (2.3)%			(137,532,214)

NET ASSETS — 100.0%			$5,969,866,538

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $447,920 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $166,874,590; cash collateral of $170,111,643 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $812,750. The aggregate value of $42,619 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
MSCI EAFE ETF Index (FLEX)	Call	02/08/29	$75.00	15,300	1,530	$26,885,142
Russell 2000 Index (FLEX)	Call	02/08/29	$1,980.00	60	6	3,176,993
S&P 500 Index (FLEX)	Call	02/08/29	$4,990.00	175	18	26,886,508
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00	240	24	31,962,718

Total Options Purchased (cost $ 81,717,871)						$88,911,361

Financial Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
52	3 Month CME SOFR	Sep. 2024	$12,304,825	$1,205
593	2 Year U.S. Treasury Notes	Sep. 2024	121,101,719	240,422
1,026	5 Year U.S. Treasury Notes	Sep. 2024	109,349,161	544,614
777	10 Year U.S. Treasury Notes	Sep. 2024	85,457,863	625,550
246	10 Year U.S. Ultra Treasury Notes	Sep. 2024	27,928,687	160,868
145	20 Year U.S. Treasury Bonds	Sep. 2024	17,155,313	(46,329)
341	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	42,742,218	226,742
1,324	Mini MSCI EAFE Index	Sep. 2024	155,119,840	(1,107,171)
59	Russell 2000 E-Mini Index	Sep. 2024	6,091,750	7,179
765	S&P 500 E-Mini Index	Sep. 2024	211,197,375	656,544

				1,309,624

Short Positions:
12	5 Year Euro-Bobl	Sep. 2024	1,496,417	(16,140)
2	10 Year Euro-Bund	Sep. 2024	281,917	(3,300)

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Financial Futures contracts outstanding at June 30, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
91	20 Year U.S. Treasury Bonds	Sep. 2024	$10,766,438	$(89,818)

				(109,258)

				$1,200,366

Commodity Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
155	Brent Crude	Sep. 2024	$13,175,000	$408,549
41	Coffee ’C’	Sep. 2024	3,487,050	(50,870)
81	Copper	Sep. 2024	8,892,788	(317,279)
353	Corn	Sep. 2024	7,192,375	(793,605)
130	Cotton No. 2	Dec. 2024	4,724,850	8,060
50	Gasoline RBOB	Sep. 2024	5,189,100	339,889
111	Gold 100 OZ	Aug. 2024	25,969,560	17,270
90	Hard Red Winter Wheat	Sep. 2024	2,638,125	(515,287)
16	Lean Hogs	Aug. 2024	572,800	(17,444)
98	Live Cattle	Aug. 2024	7,268,660	435,086
26	LME Lead	Jul. 2024	1,422,941	44,507
26	LME Lead	Sep. 2024	1,448,883	(5,128)
60	LME Nickel	Jul. 2024	6,153,566	(199,145)
33	LME Nickel	Sep. 2024	3,420,006	(275,488)
109	LME PRI Aluminum	Jul. 2024	6,786,667	80,783
93	LME PRI Aluminum	Sep. 2024	5,867,277	(308,101)
76	LME Zinc	Jul. 2024	5,491,665	324,690
61	LME Zinc	Sep. 2024	4,476,592	39,113
58	Low Sulphur Gas Oil	Sep. 2024	4,547,200	385,612
536	Natural Gas	Sep. 2024	13,925,280	(909,750)
154	No. 2 Soft Red Winter Wheat	Sep. 2024	4,415,950	(811,370)
53	NY Harbor ULSD	Sep. 2024	5,673,851	458,583
47	Silver	Sep. 2024	6,946,600	(154,642)
153	Soybean	Nov. 2024	8,445,600	(388,463)
155	Soybean Meal	Dec. 2024	5,200,250	(253,818)
216	Soybean Oil	Dec. 2024	5,675,184	(65,824)
365	Sugar #11 (World)	Oct. 2024	8,298,640	605,983
196	WTI Crude	Sep. 2024	15,805,440	1,451,780

				(466,309)

Short Positions:
26	LME Lead	Jul. 2024	1,422,941	5,055
60	LME Nickel	Jul. 2024	6,153,566	978,036
5	LME Nickel	Sep. 2024	518,183	17,789
109	LME PRI Aluminum	Jul. 2024	6,786,667	285,481
32	LME PRI Aluminum	Sep. 2024	2,018,848	16,342
76	LME Zinc	Jul. 2024	5,491,665	(13,251)
38	LME Zinc	Sep. 2024	2,788,697	(131,549)

				1,157,903

				$691,594

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/24	GSI	BRL	13,189	$2,537,039	$2,358,438	$—	$(178,601)
Expiring 08/02/24	BOA	BRL	13,189	2,381,151	2,349,578	—	(31,573)
British Pound,
Expiring 07/02/24	TD	GBP	3,791	4,812,368	4,792,628	—	(19,740)
Expiring 07/19/24	JPM	GBP	2,274	2,849,783	2,874,675	24,892	—
Chilean Peso,
Expiring 09/23/24	BARC	CLP	456,952	489,000	485,305	—	(3,695)
Chinese Renminbi,
Expiring 09/19/24	JPM	CNH	6,113	849,000	842,711	—	(6,289)
Expiring 09/19/24	MSI	CNH	6,363	881,000	877,164	—	(3,836)
Colombian Peso,
Expiring 09/18/24	BARC	COP	2,569,992	608,000	611,265	3,265	—
Expiring 09/18/24	CITI	COP	806,383	192,500	191,797	—	(703)
Expiring 09/18/24	CITI	COP	800,415	192,500	190,376	—	(2,124)
Expiring 09/18/24	DB	COP	1,307,556	315,000	310,998	—	(4,002)
Czech Koruna,
Expiring 07/19/24	BARC	CZK	11,618	505,000	496,878	—	(8,122)
Expiring 07/19/24	BARC	CZK	6,571	288,889	281,034	—	(7,855)
Expiring 07/19/24	BARC	CZK	5,198	229,111	222,289	—	(6,822)
Expiring 07/19/24	BNP	CZK	9,477	409,728	405,334	—	(4,394)
Expiring 07/19/24	DB	CZK	11,491	504,000	491,465	—	(12,535)
Expiring 07/19/24	MSI	CZK	12,425	529,000	531,384	2,384	—
Euro,
Expiring 07/02/24	SSB	EUR	18,645	20,020,122	19,971,115	—	(49,007)
Expiring 07/19/24	HSBC	EUR	216	231,868	231,560	—	(308)
Hungarian Forint,
Expiring 07/19/24	BOA	HUF	174,942	471,000	473,954	2,954	—
Expiring 07/19/24	CITI	HUF	192,274	517,000	520,909	3,909	—
Expiring 07/19/24	CITI	HUF	167,002	465,000	452,441	—	(12,559)
Expiring 07/19/24	GSI	HUF	170,994	466,000	463,257	—	(2,743)
Expiring 07/19/24	JPM	HUF	180,379	490,000	488,682	—	(1,318)
Expiring 07/19/24	UAG	HUF	177,155	486,000	479,949	—	(6,051)
Indian Rupee,
Expiring 09/18/24	DB	INR	101,947	1,215,849	1,219,548	3,699	—
Expiring 09/18/24	MSI	INR	101,947	1,217,191	1,219,547	2,356	—
Indonesian Rupiah,
Expiring 09/18/24	JPM	IDR	35,012,917	2,143,285	2,136,825	—	(6,460)
Japanese Yen,
Expiring 07/19/24	GSI	JPY	33,610	220,000	209,589	—	(10,411)
Mexican Peso,
Expiring 09/18/24	CITI	MXN	23,264	1,211,779	1,255,529	43,750	—
Expiring 09/18/24	CITI	MXN	10,080	535,000	543,973	8,973	—
New Taiwanese Dollar,
Expiring 09/18/24	HSBC	TWD	27,048	834,000	834,602	602	—
Philippine Peso,
Expiring 09/18/24	CITI	PHP	38,665	659,070	661,202	2,132	—
Expiring 09/18/24	SCB	PHP	43,741	745,000	748,013	3,013	—
Polish Zloty,
Expiring 07/19/24	BARC	PLN	5,034	1,265,825	1,250,275	—	(15,550)
Expiring 07/19/24	BARC	PLN	908	224,000	225,499	1,499	—
Expiring 07/19/24	MSI	PLN	2,346	587,000	582,586	—	(4,414)
South African Rand,
Expiring 09/18/24	GSI	ZAR	17,432	925,375	952,189	26,814	—
Turkish Lira,
Expiring 07/03/24	BARC	TRY	15,785	458,000	480,849	22,849	—
Expiring 07/03/24	BNP	TRY	7,588	222,000	231,147	9,147	—

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 07/10/24	BOA	TRY 7,511	$226,000	$227,008	$1,008	$—
Expiring 07/10/24	UAG	TRY 19,819	580,000	598,987	18,987	—
Expiring 07/17/24	BARC	TRY 17,134	510,000	513,699	3,699	—
Expiring 07/17/24	JPM	TRY 11,596	338,500	347,650	9,150	—
Expiring 07/17/24	SCB	TRY 11,594	338,500	347,604	9,104	—
Expiring 07/24/24	BARC	TRY 15,878	468,081	472,238	4,157	—
Expiring 07/24/24	HSBC	TRY 16,623	491,000	494,412	3,412	—

			$57,135,514	$56,948,157	211,755	(399,112)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/24	BOA	BRL	13,189	$2,389,390	$2,358,438	$30,952	$—
British Pound,
Expiring 07/02/24	BNP	GBP	3,791	4,825,145	4,792,629	32,516	—
Expiring 07/19/24	CITI	GBP	540	685,002	682,700	2,302	—
Expiring 07/19/24	JPM	GBP	1,364	1,708,169	1,724,879	—	(16,710)
Expiring 07/19/24	SCB	GBP	1,089	1,384,861	1,377,396	7,465	—
Expiring 08/02/24	TD	GBP	3,791	4,813,165	4,793,600	19,565	—
Chilean Peso,
Expiring 09/23/24	CITI	CLP	469,008	512,863	498,109	14,754	—
Expiring 09/23/24	CITI	CLP	275,871	290,409	292,987	—	(2,578)
Expiring 09/23/24	MSI	CLP	179,570	193,200	190,712	2,488	—
Chinese Renminbi,
Expiring 09/19/24	MSI	CNH	66,576	9,235,956	9,177,921	58,035	—
Colombian Peso,
Expiring 09/18/24	CITI	COP	2,632,578	658,046	626,151	31,895	—
Expiring 09/18/24	CITI	COP	825,930	197,591	196,444	1,147	—
Czech Koruna,
Expiring 07/19/24	BARC	CZK	50,835	2,153,595	2,174,111	—	(20,516)
Expiring 07/19/24	BARC	CZK	12,062	508,000	515,871	—	(7,871)
Expiring 07/19/24	CITI	CZK	21,806	922,570	932,618	—	(10,048)
Expiring 07/19/24	MSI	CZK	35,174	1,477,491	1,504,324	—	(26,833)
Euro,
Expiring 07/02/24	HSBC	EUR	18,645	20,247,643	19,971,116	276,527	—
Expiring 07/19/24	BNP	EUR	1,790	1,912,809	1,919,138	—	(6,329)
Expiring 07/19/24	BOA	EUR	3,594	3,881,007	3,852,690	28,317	—
Expiring 07/19/24	CITI	EUR	533	572,362	571,395	967	—
Expiring 07/19/24	GSI	EUR	214	228,999	228,993	6	—
Expiring 07/19/24	HSBC	EUR	436	465,358	467,407	—	(2,049)
Expiring 07/19/24	HSBC	EUR	216	232,185	231,560	625	—
Expiring 07/19/24	SSB	EUR	3,256	3,551,047	3,490,617	60,430	—
Expiring 08/02/24	MSI	EUR	873	937,537	936,857	680	—
Expiring 08/02/24	SSB	EUR	18,645	20,049,637	20,001,543	48,094	—
Hungarian Forint,
Expiring 07/19/24	BARC	HUF	317,335	851,884	859,725	—	(7,841)
Expiring 07/19/24	GSI	HUF	667,361	1,845,872	1,808,016	37,856	—
Expiring 07/19/24	GSI	HUF	317,335	851,336	859,726	—	(8,390)
Expiring 07/19/24	HSBC	HUF	176,721	484,898	478,773	6,125	—
Indonesian Rupiah,
Expiring 09/18/24	HSBC	IDR	10,066,161	609,000	614,334	—	(5,334)

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 07/19/24	GSI	JPY	33,336	$221,000	$207,877	$13,123	$—
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	25,161	780,000	776,375	3,625	—
Expiring 09/18/24	GSI	TWD	19,155	597,376	591,042	6,334	—
Expiring 09/18/24	HSBC	TWD	25,840	802,000	797,315	4,685	—
Expiring 09/18/24	JPM	TWD	31,856	990,000	982,943	7,057	—
Peruvian Nuevo Sol,
Expiring 09/18/24	BOA	PEN	1,295	343,581	336,828	6,753	—
Expiring 09/18/24	CITI	PEN	1,295	343,764	336,828	6,936	—
Polish Zloty,
Expiring 07/19/24	BARC	PLN	2,415	605,000	599,895	5,105	—
Expiring 07/19/24	BOA	PLN	1,769	447,000	439,333	7,667	—
Expiring 07/19/24	CITI	PLN	2,397	594,000	595,303	—	(1,303)
Expiring 07/19/24	CITI	PLN	1,895	477,000	470,560	6,440	—
Singapore Dollar,
Expiring 09/18/24	SSB	SGD	2,629	1,951,538	1,946,401	5,137	—
South African Rand,
Expiring 09/18/24	BARC	ZAR	8,518	459,000	465,275	—	(6,275)
South Korean Won,
Expiring 09/19/24	HSBC	KRW	3,693,473	2,694,982	2,688,335	6,647	—
Expiring 09/20/24	BOA	KRW	632,236	459,000	460,204	—	(1,204)
Thai Baht,
Expiring 09/18/24	JPM	THB	120,555	3,299,269	3,306,969	—	(7,700)

				$103,741,537	$103,132,263	740,255	(130,981)

						$952,010	$(530,093)

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	07/14/24	0.500%(T)	6,469	*	$3,946	$(47)	$3,993	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	12/20/24	1.000%(Q)	140	$(562)	$93	$(655)	CITI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/24	1.000%(Q)	140	1.599%	$(355)	$(1,245)	$890	CITI

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Credit default swap agreements outstanding at June 30, 2024 (continued):

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	$(144,600)	$236,906	$381,506
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	(94,015)	199,942	293,957
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	(10,753)	52,119	62,872
	66,970	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(53,318)	(53,318)
	7,208	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(25,102)	(25,102)
	9,328	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(17,122)	(17,122)
	21,087	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(43,114)	(43,114)
	60,230	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(24,924)	(24,924)
	27,245	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	196,604	196,604
	30,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.330%	—	4,633	4,633
	4,910	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	908	8,698	7,790
	13,090	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.330%	4,668	38,606	33,938
	8,145	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.330%	(8,660)	(53,520)	(44,860)
	1,275	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.330%	581,995	539,953	(42,042)

					$ 329,543	$1,060,361	$730,818

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Total return swap agreements outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index Total Return(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 5.315%	BOA	03/31/25	25,849	$(11,449)	$—	$(11,449)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(11,071)	292,777	—	292,777
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	GSI	08/01/24	10,060	(483,666)	—	(483,666)

					$(202,338)	$—	$(202,338)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$93	$(1,292)	$297,660	$(495,770)

During the reporting period ended December 31, 2023, the Fund held reverse repurchase agreements the entire period with an average value of $874,614 and a daily weighted average interest rate of 1.887%. At December 31, 2023, the Fund did not hold any reverse repurchase agreements.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$106,000	$3,411,008
MSC	859,133	18,717,602
SG	—	21,250,898

Total	$965,133	$43,379,508

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$484,286,259	$—	$—
Fixed Income	516,219,572	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Affiliated Mutual Funds (continued)
International Equity	$820,845	$—	$—
International Fixed Income	323,845,936	—	—
Common Stocks	1,665,342,802	840,681,184	434,070
Preferred Stocks	360,600	3,037,055	—
Unaffiliated Exchange-Traded Funds	448,799,169	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	144,754,577	—
Corporate Bonds	—	59,826,276	—
Floating Rate and Other Loans	—	4,076,496	9,904
Sovereign Bond	—	124,000	—
U.S. Treasury Obligations	—	319,105,200	—
Unaffiliated Funds	189,524,416	—	—
Short-Term Investments
Affiliated Mutual Funds	669,544,727	—	—
U.S. Treasury Obligations	—	347,694,303	—
Options Purchased	—	88,911,361	—

Total	$4,298,744,326	$1,808,210,452	$443,974

Other Financial Instruments*
Assets
Financial Futures Contracts	$2,463,124	$—	$—
Commodity Futures Contracts	5,902,608	—	—
OTC Forward Foreign Currency Exchange Contracts	—	952,010	—
OTC Credit Default Swap Agreement	—	—	3,946
Centrally Cleared Interest Rate Swap Agreements	—	981,300	—
OTC Total Return Swap Agreement	—	292,777	—

Total	$8,365,732	$2,226,087	$3,946

Liabilities
Financial Futures Contracts	$(1,262,758)	$—	$—
Commodity Futures Contracts	(5,211,014)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(530,093)	—
OTC Credit Default Swap Agreements	—	(917)	—
Centrally Cleared Interest Rate Swap Agreements	—	(250,482)	—
OTC Total Return Swap Agreements	—	(495,115)	—

Total	$(6,473,772)	$(1,276,607)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	33.4%
U.S. Treasury Obligations	11.1
Unaffiliated Exchange-Traded Funds	7.5
Semiconductors & Semiconductor Equipment	3.6
Unaffiliated Funds	3.2
Software	2.9
Collateralized Loan Obligations	2.4
Pharmaceuticals	2.4
Banks	2.4
Technology Hardware, Storage & Peripherals	1.8
Interactive Media & Services	1.6
Oil, Gas & Consumable Fuels	1.6

Options Purchased	1.5%
Insurance	1.5
Broadline Retail	1.2
Capital Markets	1.0
Financial Services	1.0
Machinery	1.0
Specialized REITs	0.9
Aerospace & Defense	0.9
Automobiles	0.8
Hotels, Restaurants & Leisure	0.7
Specialty Retail	0.7
Health Care Equipment & Supplies	0.7
Textiles, Apparel & Luxury Goods	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Metals & Mining	0.6%
Biotechnology	0.6
Health Care Providers & Services	0.6
Electrical Equipment	0.6
Consumer Staples Distribution & Retail	0.6
Electric Utilities	0.6
Chemicals	0.5
Retail REITs	0.5
Food Products	0.5
Residential REITs	0.5
Industrial REITs	0.5
Health Care REITs	0.5
Beverages	0.5
Entertainment	0.5
Diversified Telecommunication Services	0.4
Electronic Equipment, Instruments & Components	0.4
Household Products	0.4
IT Services	0.3
Life Sciences Tools & Services	0.3
Professional Services	0.3
Ground Transportation	0.3
Building Products	0.3
Trading Companies & Distributors	0.3
Multi-Utilities	0.3
Industrial Conglomerates	0.3
Construction Materials	0.3
Personal Care Products	0.3
Media	0.3
Communications Equipment	0.2
Household Durables	0.2
Diversified REITs	0.2
Tobacco	0.2
Real Estate Management & Development	0.2
Commercial Services & Supplies	0.2
Air Freight & Logistics	0.2
Consumer Finance	0.2
Construction & Engineering	0.2
Energy Equipment & Services	0.2
Automobile Components	0.1
Wireless Telecommunication Services	0.1
Hotel & Resort REITs	0.1
Office REITs	0.1
Electric	0.1
Gas Utilities	0.1
Telecommunications	0.1

Marine Transportation	0.1%
Oil & Gas	0.1
Retail	0.1
Foods	0.1
Passenger Airlines	0.1
Transportation Infrastructure	0.1
Containers & Packaging	0.1
Independent Power & Renewable Electricity Producers	0.1
Pipelines	0.1
Home Builders	0.1
Leisure Products	0.0	*
Building Materials	0.0	*
Auto Parts & Equipment	0.0	*
Paper & Forest Products	0.0	*
Diversified Financial Services	0.0	*
Leisure Time	0.0	*
Airlines	0.0	*
Auto Manufacturers	0.0	*
Lodging	0.0	*
Healthcare-Services	0.0	*
Real Estate	0.0	*
Transportation	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Packaging & Containers	0.0	*
Computers	0.0	*
Healthcare-Products	0.0	*
Health Care Technology	0.0	*
Gas	0.0	*
Distributors	0.0	*
Diversified Consumer Services	0.0	*
Housewares	0.0	*
Mining	0.0	*
Commercial Services	0.0	*
Machinery-Diversified	0.0	*
Environmental Control	0.0	*
Sovereign Bond	0.0	*
Multi-National	0.0	*

	102.3
Liabilities in excess of other assets	(2.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$ 5,902,608	*	Due from/to broker-variation margin futures	$5,211,014	*
Commodity contracts	—	—		Unrealized depreciation on OTC swap agreements	11,449
Credit contracts	Premiums paid for OTC swap agreements	93		Premiums received for OTC swap agreements	1,292
Credit contracts	Unrealized appreciation on OTC swap agreements	4,883		Unrealized depreciation on OTC swap agreements	655
Equity contracts	Due from/to broker-variation margin futures	663,723	*	Due from/to broker-variation margin futures	1,107,171	*

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$88,911,361		—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	952,010		Unrealized depreciation on OTC forward foreign currency exchange contracts	530,093
Interest rate contracts	Due from/to broker-variation margin futures	1,799,401	*	Due from/to broker-variation margin futures	155,587	*
Interest rate contracts	Due from/to broker-variation margin swaps	981,300	*	Due from/to broker-variation margin swaps	250,482	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	292,777		Unrealized depreciation on OTC swap agreements	483,666

		$99,508,156			$7,751,409

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$6,003,173	$—	$531,173
Credit contracts	—	—	—	35,734
Equity contracts	14,169,097	53,461,983	—	—
Foreign exchange contracts	—	—	573,201	—
Interest rate contracts	—	(6,144,162)	—	(495,783)

Total	$14,169,097	$53,320,994	$573,201	$71,124

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$(973,521)	$—	$(1,085)
Credit contracts	—	27	—	—	37,691
Equity contracts	11,204,439	—	(18,111,746)	—	—
Foreign exchange contracts	—	—	—	871,741	—
Interest rate contracts	—	—	(7,958,869)	—	849,229

Total	$11,204,439	$27	$(27,044,136)	$871,741	$885,835

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 73,084,863
Options Written (2)	6,846,667
Futures Contracts - Long Positions (2)	1,106,311,757

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (2)	$ 29,193,962
Forward Foreign Currency Exchange Contracts - Purchased (3)	50,358,963
Forward Foreign Currency Exchange Contracts - Sold (3)	91,386,422
Cross Currency Exchange Contracts (4)	916,561
Interest Rate Swap Agreements (2)	180,398,087
Credit Default Swap Agreements - Buy Protection (2)	28,360,000
Credit Default Swap Agreements - Sell Protection (2)	7,616,879
Total Return Swap Agreements (2)	45,247,448

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$166,874,590	$(166,874,590)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$40,574	$(84,547)	$(43,973)	$43,973	$—
BNP(4)	41,663	(10,723)	30,940	—	30,940
BOA(3)	—	(11,449)	(11,449)	—	(11,449)
BOA(4)	77,651	(32,777)	44,874	—	44,874
CITI(4)	127,813	(31,215)	96,598	—	96,598
DB(4)	3,699	(16,537)	(12,838)	—	(12,838)
GSI(4)	380,903	(683,858)	(302,955)	297,688	(5,267)
HSBC(4)	298,623	(7,691)	290,932	(290,000)	932
JPM(4)	41,099	(38,477)	2,622	—	2,622
MSI(4)	65,943	(35,083)	30,860	—	30,860
SCB(4)	19,582	—	19,582	—	19,582
SSB(4)	113,661	(49,007)	64,654	—	64,654
TD(4)	19,565	(19,740)	(175)	—	(175)
UAG(4)	18,987	(6,051)	12,936	—	12,936

	$1,249,763	$(1,027,155)	$222,608	$51,661	$274,269

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $166,874,590:
Unaffiliated investments (cost $3,785,130,854)	$4,112,681,413
Affiliated investments (cost $1,899,046,633)	1,994,717,339
Foreign currency, at value (cost $8,865,050)	8,822,750
Receivable for investments sold	45,077,167
Dividends and interest receivable	8,022,932
Tax reclaim receivable	7,083,677
Deposit with broker for centrally cleared/exchange-traded derivatives	965,133
Unrealized appreciation on OTC forward foreign currency exchange contracts	952,010
Due from Manager	428,564
Due from Distributor	408,475
Unrealized appreciation on OTC swap agreements	297,660
Receivable from affiliate	28,771
Due from broker-variation margin swaps	17,713
Receivable for Portfolio shares sold	4,392
Premiums paid for OTC swap agreements	93
Prepaid expenses and other assets	498,206

Total Assets	6,180,006,295

LIABILITIES
Payable to broker for collateral for securities on loan	170,111,643
Payable for investments purchased	27,541,323
Payable for Portfolio shares purchased	3,483,862
Payable to affiliate	2,964,557
Due to broker-variation margin futures	2,476,854
Accrued expenses and other liabilities	1,755,987
Payable to custodian	675,297
Unrealized depreciation on OTC forward foreign currency exchange contracts	530,093
Unrealized depreciation on OTC swap agreements	495,770
Foreign capital gains tax liability accrued	102,372
Premiums received for OTC swap agreements	1,292
Affiliated transfer agent fee payable	707

Total Liabilities	210,139,757

NET ASSETS	$5,969,866,538

Net assets were comprised of:
Partners’ Equity	$5,969,866,538

Net asset value and redemption price per share, $5,969,866,538 / 214,133,323 outstanding shares of beneficial interest	$27.88

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,407,077 foreign withholding tax, of which $229,067 is reimbursable by an affiliate)	$34,865,248
Interest income (net of $4,021 foreign withholding tax)	21,959,156
Affiliated dividend income	17,808,635
Income from securities lending, net (including affiliated income of $290,943)	321,262
Total income	74,954,301
EXPENSES
Management fee	19,443,628

Distribution fee	7,470,534

Custodian and accounting fees	464,519
Professional fees	60,138
Audit fee	55,346
Trustees’ fees	51,957
Shareholders’ reports	10,854
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	91,770

Total expenses	27,653,241
Less: Fee waiver and/or expense reimbursement	(5,118,036)
Distribution fee waiver	(1,091,171)

Net expenses	21,444,034

NET INVESTMENT INCOME (LOSS)	53,510,267

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $22,665,608) (net of foreign capital gains taxes $(49,853))	189,000,519
Futures transactions	53,320,994
Forward and cross currency contract transactions	573,201
Swap agreements transactions	71,124
Foreign currency transactions	(1,558,607)

241,407,231

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $36,137,192) (net of change in foreign capital gains taxes $91,817)	145,337,356
Futures	(27,044,136)
Forward and cross currency contracts	871,741
Options written	27
Swap agreements	885,835
Foreign currencies	701,835

120,752,658

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	362,159,889

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$415,670,156

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$53,510,267	$128,413,257
Net realized gain (loss) on investment and foreign currency transactions	241,407,231	121,124,011
Net capital gain distributions received	—	1,338,816
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	120,752,658	526,839,907

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	415,670,156	777,715,991

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,061,136 and 24,100,356 shares, respectively]	29,081,141	586,060,941
Portfolio shares purchased [19,318,131 and 48,513,634 shares, respectively]	(519,070,091)	(1,155,783,212)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(489,988,950)	(569,722,271)

TOTAL INCREASE (DECREASE)	(74,318,794)	207,993,720
NET ASSETS:
Beginning of period	6,044,185,332	5,836,191,612

End of period	$5,969,866,538	$6,044,185,332

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$26.01		$22.73	$27.25	$23.95	$21.63	$17.75

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24		0.52	0.42	0.27	0.22	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.63		2.76	(4.94)	3.03	2.10	3.52

Total from investment operations	1.87		3.28	(4.52)	3.30	2.32	3.88

Capital Contributions	—		—	—	—	—	—	(b)(c)(d)

Net Asset Value, end of period	$27.88		$26.01	$22.73	$27.25	$23.95	$21.63

Total Return(e)	7.15%		14.48%	(16.62)%	13.83%	10.68%	21.86	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,970		$6,044	$5,836	$8,610	$8,621	$8,758
Average net assets (in millions)	$6,012		$5,900	$6,884	$8,754	$7,816	$8,488
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.72	%(h)	0.87%	0.87%	0.85%	0.87%	0.87%
Expenses before waivers and/or expense reimbursement	0.93	%(h)	0.92%	0.91%	0.89%	0.91%	0.91%
Net investment income (loss)	1.79	%(h)	2.18%	1.74%	1.06%	1.06%	1.79%
Portfolio turnover rate(i)(j)	43%		298%	537%	467%	728%	390%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 87.2%
AFFILIATED MUTUAL FUNDS — 30.2%
Domestic Equity — 12.0%
AST ClearBridge Dividend Growth Portfolio*	916,914	$30,230,671
AST Cohen & Steers Realty Portfolio*	749,349	12,611,544
AST Large-Cap Growth Portfolio*	9,329,987	815,534,182
AST Large-Cap Value Portfolio*	6,134,809	310,850,789
AST Small-Cap Growth Portfolio*	1,682,226	126,654,815
AST Small-Cap Value Portfolio*	3,175,562	121,052,416

		1,416,934,417

Fixed Income — 18.2%
AST High Yield Portfolio*	3,101,798	38,555,345
AST PGIM Fixed Income Central Portfolio*	195,821,966	2,105,086,133

		2,143,641,478

International Equity — 0.0%
AST Emerging Markets Equity Portfolio*	387,837	3,777,528

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,148,301,409)(wa)		3,564,353,423

COMMON STOCKS — 38.3%
Aerospace & Defense — 0.8%
Airbus SE (France)	30,545	4,192,201
Airbus SE (France), ADR	13,493	462,000
Axon Enterprise, Inc.*	9,075	2,670,228
BAE Systems PLC (United Kingdom)	193,527	3,223,509
Boeing Co. (The)*(a)	10,882	1,980,633
Curtiss-Wright Corp.	24,800	6,720,304
Dassault Aviation SA (France)	1,562	282,858
Elbit Systems Ltd. (Israel)	2,047	356,202
General Dynamics Corp.	16,573	4,808,490
General Electric Co.	85,068	13,523,260
Hexcel Corp.	9,000	562,050
Howmet Aerospace, Inc.	90,068	6,991,979
Huntington Ingalls Industries, Inc.	355	87,447
Kongsberg Gruppen ASA (Norway)	23,495	1,913,272
L3Harris Technologies, Inc.	22,562	5,066,974
Leonardo SpA (Italy)	10,400	240,955
Lockheed Martin Corp.	11,600	5,418,360
MTU Aero Engines AG (Germany)	814	207,532
Northrop Grumman Corp.	32,665	14,240,307
Rheinmetall AG (Germany)	4,262	2,171,982
Rolls-Royce Holdings PLC (United Kingdom)*	1,009,204	5,796,101
RTX Corp.	55,248	5,546,347
Saab AB (Sweden) (Class B Stock)	50,288	1,208,162
Safran SA (France)	39,333	8,289,761
Singapore Technologies Engineering Ltd. (Singapore)	66,900	213,033
Textron, Inc.	1,876	161,073
Thales SA (France)	4,084	653,310
TransDigm Group, Inc.	521	665,635

		97,653,965

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	1,058	93,231

	Shares	Value

COMMON STOCKS (continued)
Air Freight & Logistics (cont’d.)
Deutsche Post AG (Germany)	28,600	$1,161,358
Expeditors International of Washington, Inc.	1,379	172,085
FedEx Corp.	35,917	10,769,353
Sankyu, Inc. (Japan)	20,100	688,509
United Parcel Service, Inc. (Class B Stock)	54,216	7,419,460
Yamato Holdings Co. Ltd. (Japan)	17,600	193,950

		20,497,946

Automobile Components — 0.1%
Aisin Corp. (Japan)	7,000	228,681
Aptiv PLC*	39,849	2,806,167
BorgWarner, Inc.	2,105	67,865
Bridgestone Corp. (Japan)	15,600	615,567
Cie Generale des Etablissements Michelin SCA (France)	150,208	5,805,706
Denso Corp. (Japan)	78,300	1,222,188
Sumitomo Electric Industries Ltd. (Japan)	98,200	1,535,309

		12,281,483

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	19,251	1,820,979
BYD Co. Ltd. (China) (Class H Stock)	47,922	1,423,228
Ferrari NV (Italy)	19,775	8,070,010
Ford Motor Co.	665,797	8,349,094
General Motors Co.	180,618	8,391,512
Honda Motor Co. Ltd. (Japan)	182,000	1,956,499
Kia Corp. (South Korea)	4,850	453,821
Mahindra & Mahindra Ltd. (India)	54,241	1,861,962
Maruti Suzuki India Ltd. (India)	2,981	429,809
Mazda Motor Corp. (Japan)	159,900	1,541,597
Mercedes-Benz Group AG (Germany)	44,842	3,103,583
Stellantis NV	100,319	1,983,177
Subaru Corp. (Japan)	116,700	2,481,668
Suzuki Motor Corp. (Japan)	22,500	259,754
Tesla, Inc.*	113,126	22,385,373
Toyota Motor Corp. (Japan)	521,100	10,691,657
TVS Motor Co. Ltd. (India)	13,292	376,424
Volkswagen AG (Germany)	1,872	224,310
Volvo Car AB (Sweden) (Class B Stock)*	270,104	835,161

		76,639,618

Banks — 2.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	145,464	2,389,053
AIB Group PLC (Ireland)	268,204	1,416,410
ANZ Group Holdings Ltd. (Australia)	101,356	1,904,246
Banca Monte dei Paschi di Siena SpA (Italy)	83,357	392,991
Banco Bilbao Vizcaya Argentaria SA (Spain)	451,090	4,528,263
Banco BPM SpA (Italy)	182,094	1,171,921
Banco Santander SA (Spain)	1,111,968	5,173,736
Bank Central Asia Tbk PT (Indonesia)	1,151,457	696,736

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Bank Hapoalim BM (Israel)	63,798	$563,439
Bank Leumi Le-Israel BM (Israel)	60,426	492,568
Bank Mandiri Persero Tbk PT (Indonesia)	1,311,700	490,725
Bank of America Corp.	585,124	23,270,382
Barclays PLC (United Kingdom)	1,353,791	3,577,281
BNP Paribas SA (France)	85,821	5,488,434
BOC Hong Kong Holdings Ltd. (China)	602,000	1,857,588
CaixaBank SA (Spain)	356,940	1,895,545
China Construction Bank Corp. (China) (Class H Stock)	1,810,000	1,337,992
Citigroup, Inc.	24,232	1,537,763
Citizens Financial Group, Inc.	164,893	5,941,095
Commerzbank AG (Germany)	46,297	702,244
Commonwealth Bank of Australia (Australia)	76,206	6,455,515
Credicorp Ltd. (Peru)(a)	6,331	1,021,380
Credit Agricole SA (France)	71,034	969,942
Danske Bank A/S (Denmark)	43,401	1,294,480
DBS Group Holdings Ltd. (Singapore)	185,170	4,877,156
DNB Bank ASA (Norway)	57,482	1,127,848
East West Bancorp, Inc.(a)	14,602	1,069,304
Emirates NBD Bank PJSC (United Arab Emirates)	80,056	359,670
Erste Group Bank AG (Austria)	57,020	2,699,050
Fifth Third Bancorp	6,374	232,587
Hana Financial Group, Inc. (South Korea)	7,784	342,341
Hang Seng Bank Ltd. (Hong Kong)	16,000	205,702
HSBC Holdings PLC (United Kingdom)	1,021,800	8,820,188
Huntington Bancshares, Inc.	13,570	178,853
ING Groep NV (Netherlands)	237,590	4,082,428
Intesa Sanpaolo SpA (Italy)	1,108,972	4,121,399
Japan Post Bank Co. Ltd. (Japan)	102,600	974,184
JPMorgan Chase & Co.	202,862	41,030,868
KB Financial Group, Inc. (South Korea)	19,052	1,083,680
KBC Group NV (Belgium)	9,159	645,366
KeyCorp(a)	8,715	123,840
Lloyds Banking Group PLC (United Kingdom)	2,253,974	1,554,601
M&T Bank Corp.	1,512	228,856
Mitsubishi UFJ Financial Group, Inc. (Japan)	553,600	5,974,466
Mizuho Financial Group, Inc. (Japan)	70,800	1,490,155
National Australia Bank Ltd. (Australia)	148,602	3,583,573
National Bank of Greece SA (Greece)*	93,674	778,278
NatWest Group PLC (United Kingdom)	860,259	3,384,342
Nordea Bank Abp (Finland)	262,763	3,132,404
NU Holdings Ltd. (Brazil) (Class A Stock)*	269,447	3,473,172
OTP Bank Nyrt (Hungary)	7,143	354,312
Oversea-Chinese Banking Corp. Ltd. (Singapore)	261,600	2,778,032
PNC Financial Services Group, Inc. (The)	89,664	13,940,959
Popular, Inc. (Puerto Rico)	30,800	2,723,644
Regions Financial Corp.(a)	8,621	172,765
Sberbank of Russia PJSC (Russia)*^	192,384	—

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	121,766	$1,800,271
Standard Chartered PLC (United Kingdom)	205,329	1,854,011
Sumitomo Mitsui Financial Group, Inc. (Japan)	52,900	3,550,909
Swedbank AB (Sweden) (Class A Stock)	72,161	1,486,391
Toronto-Dominion Bank (The) (Canada)	15,015	825,356
Truist Financial Corp.	217,145	8,436,083
U.S. Bancorp	221,678	8,800,617
UniCredit SpA (Italy)	171,075	6,330,806
United Overseas Bank Ltd. (Singapore)	57,400	1,324,007
Wells Fargo & Co.	475,334	28,230,086
Westpac Banking Corp. (Australia)	192,734	3,489,863
Wintrust Financial Corp.	6,400	630,784

		256,872,936

Beverages — 0.5%
Ambev SA (Brazil)	469,400	958,936
Anheuser-Busch InBev SA/NV (Belgium)	22,753	1,320,942
Asahi Group Holdings Ltd. (Japan)	31,500	1,114,615
Boston Beer Co., Inc. (The) (Class A Stock)*	2,100	640,605
Brown-Forman Corp. (Class B Stock)	1,682	72,646
Carlsberg A/S (Denmark) (Class B Stock)	9,918	1,190,696
Coca-Cola Co. (The)	306,511	19,509,425
Coca-Cola Europacific Partners PLC (United Kingdom)	11,000	801,570
Coca-Cola HBC AG (Italy)*	44,595	1,517,755
Constellation Brands, Inc. (Class A Stock)(a)	1,493	384,119
Diageo PLC (United Kingdom)	89,814	2,819,621
Heineken Holding NV (Netherlands)	2,440	192,320
Keurig Dr. Pepper, Inc.	201,629	6,734,409
Kirin Holdings Co. Ltd. (Japan)(a)	117,200	1,513,942
Molson Coors Beverage Co. (Class B Stock)(a)	1,753	89,105
Monster Beverage Corp.*	6,681	333,716
PepsiCo, Inc.	84,448	13,928,009
Pernod Ricard SA (France)	5,686	775,796
Varun Beverages Ltd. (India)	65,249	1,272,534

		55,170,761

Biotechnology — 0.7%
AbbVie, Inc.	210,981	36,187,461
Amgen, Inc.	38,534	12,039,948
Biogen, Inc.*	7,411	1,718,018
CSL Ltd.	24,457	4,795,951
Genmab A/S (Denmark)*	4,502	1,128,172
Gilead Sciences, Inc.	26,696	1,831,613
GRAIL, Inc.*	3,866	59,420
Hugel, Inc. (South Korea)*	2,396	401,107
Incyte Corp.*	1,468	88,990
Moderna, Inc.*	3,070	364,563

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Natera, Inc.*	20,609	$2,231,749
Neurocrine Biosciences, Inc.*	17,800	2,450,526
Regeneron Pharmaceuticals, Inc.*	7,205	7,572,671
United Therapeutics Corp.*	3,000	955,650
Vertex Pharmaceuticals, Inc.*	22,574	10,580,885

		82,406,724

Broadline Retail — 1.2%
Amazon.com, Inc.*	616,923	119,220,370
Dollarama, Inc. (Canada)	19,541	1,784,194
eBay, Inc.(a)	4,827	259,306
Etsy, Inc.*	1,149	67,768
MercadoLibre, Inc. (Brazil)*	2,757	4,530,854
Next PLC (United Kingdom)	27,900	3,183,895
Pan Pacific International Holdings Corp. (Japan)	18,900	442,106
PDD Holdings, Inc. (China), ADR*	17,777	2,363,452
Prosus NV (China)*	72,024	2,561,064
Rakuten Group, Inc. (Japan)*	295,000	1,528,229
Vipshop Holdings Ltd. (China), ADR	18,664	243,005
Wesfarmers Ltd. (Australia)	60,779	2,631,823

		138,816,066

Building Products — 0.3%
A.O. Smith Corp.	1,120	91,594
AGC, Inc. (Japan)	22,000	715,851
Allegion PLC	827	97,710
Armstrong World Industries, Inc.	27,100	3,068,804
Assa Abloy AB (Sweden) (Class B Stock)	36,461	1,032,595
AZEK Co., Inc. (The)*	82,445	3,473,408
Builders FirstSource, Inc.*	1,168	161,663
Carlisle Cos., Inc.	1,800	729,378
Carrier Global Corp.	52,159	3,290,190
Cie de Saint-Gobain SA (France)	65,425	5,088,373
Daikin Industries Ltd. (Japan)	2,500	348,039
Geberit AG (Switzerland)	1,410	830,563
Johnson Controls International PLC	31,169	2,071,803
Kingspan Group PLC (Ireland)	4,824	409,981
Masco Corp.(a)	2,009	133,940
Owens Corning	36,800	6,392,896
ROCKWOOL A/S (Denmark) (Class B Stock)	2,963	1,201,139
Trane Technologies PLC	12,692	4,174,780

		33,312,707

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	121,969	4,700,797
Ameriprise Financial, Inc.	9,443	4,033,955
Amundi SA (France), 144A	15,276	988,006
Ares Management Corp. (Class A Stock)(a)	12,125	1,616,020
Bank of New York Mellon Corp. (The)	135,555	8,118,389
BlackRock, Inc.	4,764	3,750,793
Blackstone, Inc.	28,422	3,518,644
Brookfield Corp. (Canada)	38,203	1,588,941
Cboe Global Markets, Inc.	1,006	171,080
Charles Schwab Corp. (The)	73,190	5,393,371

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
CME Group, Inc.	12,897	$2,535,550
Daiwa Securities Group, Inc. (Japan)	154,800	1,188,447
Deutsche Bank AG (Germany)	168,239	2,688,890
Deutsche Boerse AG (Germany)	10,258	2,096,700
Euronext NV (Netherlands), 144A	25,060	2,322,319
FactSet Research Systems, Inc.(a)	355	144,936
Franklin Resources, Inc.	2,844	63,563
Goldman Sachs Group, Inc. (The)	39,254	17,755,369
Hargreaves Lansdown PLC (United Kingdom)	43,318	617,474
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	33,300	1,065,705
IG Group Holdings PLC (United Kingdom)	44,240	458,247
Intercontinental Exchange, Inc.	61,923	8,476,640
Invesco Ltd.	4,235	63,356
Janus Henderson Group PLC	125,100	4,217,121
Japan Exchange Group, Inc. (Japan)	20,300	476,103
KKR & Co., Inc.	78,200	8,229,768
London Stock Exchange Group PLC (United Kingdom)	4,266	505,855
Macquarie Group Ltd. (Australia)	7,457	1,014,684
MarketAxess Holdings, Inc.	374	74,998
Moody’s Corp.(a)	3,265	1,374,337
Morgan Stanley	149,891	14,567,906
MSCI, Inc.	7,436	3,582,293
Nasdaq, Inc.	3,551	213,983
Northern Trust Corp.	16,731	1,405,069
Partners Group Holding AG (Switzerland)	346	443,073
Raymond James Financial, Inc.	43,798	5,413,871
S&P Global, Inc.	22,623	10,089,858
Singapore Exchange Ltd. (Singapore)	54,600	380,748
State Street Corp.	2,825	209,050
T. Rowe Price Group, Inc.(a)	2,119	244,342
UBS Group AG (Switzerland)	272,415	8,000,874
Virtu Financial, Inc. (Class A Stock)	109,100	2,449,295

		136,250,420

Chemicals — 0.5%
Air Liquide SA (France)	20,173	3,481,606
Air Products & Chemicals, Inc.(a)	17,366	4,481,296
Akzo Nobel NV (Netherlands)	22,892	1,395,252
Albemarle Corp.(a)	1,058	101,060
BASF SE (Germany)	32,785	1,584,911
Celanese Corp.(a)	971	130,978
CF Industries Holdings, Inc.	1,814	134,454
Corteva, Inc.	6,530	352,228
Dow, Inc.(a)	45,044	2,389,584
DuPont de Nemours, Inc.	21,329	1,716,771
Eastman Chemical Co.	1,058	103,652
Ecolab, Inc.	10,413	2,478,294
FMC Corp.(a)	1,165	67,046
Givaudan SA (Switzerland)	508	2,406,202
International Flavors & Fragrances, Inc.	2,349	223,648
Linde PLC	30,300	13,295,943
LyondellBasell Industries NV (Class A Stock)	29,949	2,864,921

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Mitsubishi Chemical Group Corp. (Japan)	219,000	$1,220,222
Mitsui Chemicals, Inc. (Japan)	13,200	365,527
Mosaic Co. (The)	3,086	89,185
Nippon Paint Holdings Co. Ltd. (Japan)	101,300	662,196
Nippon Sanso Holdings Corp. (Japan)	18,200	540,488
Nutrien Ltd. (Canada)	21,639	1,101,682
Orica Ltd. (Australia)	72,270	858,270
PPG Industries, Inc.	75,151	9,460,759
Sherwin-Williams Co. (The)	27,571	8,228,014
Shin-Etsu Chemical Co. Ltd. (Japan)	55,600	2,161,819
Sika AG (Switzerland)	979	279,465
Solvay SA (Belgium)	20,408	719,669

		62,895,142

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	319,694	3,085,025
Cintas Corp.	802	561,609
Copart, Inc.*	26,327	1,425,870
Dai Nippon Printing Co. Ltd. (Japan)	18,100	610,705
Pluxee NV (Netherlands)*	14,884	419,097
Republic Services, Inc.	13,114	2,548,575
Rollins, Inc.	2,584	126,074
Secom Co. Ltd. (Japan)	16,500	977,196
Serco Group PLC (United Kingdom)	287,222	650,566
TOPPAN Holdings, Inc. (Japan)	6,900	191,409
Veralto Corp.	8,089	772,257
Waste Management, Inc.	38,690	8,254,125

		19,622,508

Communications Equipment — 0.2%
Arista Networks, Inc.*	31,652	11,093,393
Cisco Systems, Inc.	203,947	9,689,522
F5, Inc.*	579	99,721
Juniper Networks, Inc.	2,970	108,286
Motorola Solutions, Inc.	1,540	594,517
Nokia OYJ (Finland)	574,970	2,188,373

		23,773,812
Construction & Engineering — 0.1%
ACS Actividades de Construccion y
Servicios SA (Spain)	23,334	1,007,841
Eiffage SA (France)	17,016	1,563,880
Ferrovial SE	10,948	425,307
Obayashi Corp. (Japan)	82,100	981,127
Quanta Services, Inc.	3,824	971,640
Stantec, Inc. (Canada)	4,545	380,497
Taisei Corp. (Japan)	18,000	669,649
Vinci SA (France)	41,307	4,353,939

		10,353,880

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	126,500	300,906
Cemex SAB de CV (Mexico), UTS	707,198	452,266
Heidelberg Materials AG (Germany)	30,965	3,200,980
Holcim AG*	41,352	3,655,189
James Hardie Industries PLC, CDI*	73,804	2,309,889

	Shares	Value

COMMON STOCKS (continued)
Construction Materials (cont’d.)
Martin Marietta Materials, Inc.(a)	3,056	$1,655,741
Vulcan Materials Co.	48,829	12,142,796

		23,717,767

Consumer Finance — 0.2%
Ally Financial, Inc.	149,154	5,916,939
American Express Co.	49,937	11,562,913
Capital One Financial Corp.	8,018	1,110,092
Discover Financial Services	2,293	299,947
Synchrony Financial(a)	76,452	3,607,770

		22,497,661

Consumer Staples Distribution & Retail — 0.6%
Carrefour SA (France)	91,731	1,299,852
Coles Group Ltd. (Australia)	125,367	1,420,233
Costco Wholesale Corp.	18,101	15,385,669
Dino Polska SA (Poland), 144A*	4,005	403,585
Dollar General Corp.(a)	2,029	268,295
Dollar Tree, Inc.*	43,041	4,595,488
Endeavour Group Ltd. (Australia)	56,640	189,933
J Sainsbury PLC (United Kingdom)	69,780	224,821
Kesko OYJ (Finland) (Class B Stock)	19,886	349,835
Koninklijke Ahold Delhaize NV (Netherlands)	103,088	3,033,580
Kroger Co. (The)	131,030	6,542,328
Loblaw Cos. Ltd. (Canada)	7,049	817,716
Performance Food Group Co.*	20,282	1,340,843
Sugi Holdings Co. Ltd. (Japan)	38,600	530,448
Sysco Corp.(a)	27,513	1,964,153
Target Corp.	61,753	9,141,914
Tesco PLC (United Kingdom)	1,299,220	5,018,591
Walgreens Boots Alliance, Inc.(a)	82,663	999,809
Wal-Mart de Mexico SAB de CV (Mexico)	142,278	485,977
Walmart, Inc.	280,183	18,971,191

		72,984,261

Containers & Packaging — 0.0%
Amcor PLC(a)	13,551	132,529
Avery Dennison Corp.	13,236	2,894,051
Ball Corp.	2,998	179,940
International Paper Co.(a)	3,273	141,230
Packaging Corp. of America	854	155,906
Smurfit Kappa Group PLC (Ireland)	31,215	1,389,978
Transcontinental, Inc. (Canada) (Class A Stock)	35,460	391,912
Westrock Co.	2,403	120,775

		5,406,321

Distributors — 0.0%
D’ieteren Group (Belgium)	1,440	304,922
Genuine Parts Co.	22,481	3,109,572
LKQ Corp.	2,455	102,103
Pool Corp.(a)	402	123,547

		3,640,144

Diversified Consumer Services — 0.0%
Service Corp. International	5,927	421,588

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified REITs — 0.0%
Covivio SA (France)	4,680	$223,790
GPT Group (The) (Australia)	383,009	1,021,171
KDX Realty Investment Corp. (Japan)	1,807	1,756,524
Stockland (Australia)	197,690	547,556

		3,549,041

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	669,511	12,794,355
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	146,235	163,960
BT Group PLC (United Kingdom)	335,813	595,347
Deutsche Telekom AG (Germany)	219,000	5,504,675
Elisa OYJ (Finland)	9,292	425,414
Hellenic Telecommunications Organization SA (Greece)	44,125	634,242
Koninklijke KPN NV (Netherlands)	671,983	2,575,533
Orange SA (France)	87,213	874,791
Proximus SADP (Belgium)	124,400	990,147
Swisscom AG (Switzerland)	1,964	1,104,388
Telenor ASA (Norway)	101,355	1,157,474
Telkom Indonesia Persero Tbk PT (Indonesia)	4,250,900	807,616
Verizon Communications, Inc.	296,436	12,225,021

		39,852,963

Electric Utilities — 0.6%
Alliant Energy Corp.(a)	2,413	122,822
American Electric Power Co., Inc.(a)	22,142	1,942,739
BKW AG (Switzerland)	1,134	181,005
Chubu Electric Power Co., Inc. (Japan)	127,100	1,501,474
CLP Holdings Ltd. (Hong Kong)	128,000	1,035,279
Constellation Energy Corp.	9,394	1,881,336
Duke Energy Corp.	55,020	5,514,655
Edison International	3,623	260,168
Endesa SA (Spain)(a)	20,114	377,921
Enel SpA (Italy)	534,858	3,711,269
Entergy Corp.	2,022	216,354
Evergy, Inc.	13,325	705,825
Eversource Energy	3,247	184,137
Exelon Corp.	72,065	2,494,170
FirstEnergy Corp.	4,820	184,461
Iberdrola SA (Spain)	596,066	7,733,910
Kansai Electric Power Co., Inc. (The) (Japan)	139,000	2,334,061
NextEra Energy, Inc.	132,275	9,366,393
NRG Energy, Inc.	79,763	6,210,347
PG&E Corp.	681,138	11,892,670
Pinnacle West Capital Corp.(a)	1,087	83,025
Power Grid Corp. of India Ltd. (India)	328,716	1,301,816
PPL Corp.	6,878	190,177
Southern Co. (The)	10,175	789,275
SSE PLC (United Kingdom)	97,884	2,210,572
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	318,100	1,712,963
Verbund AG (Austria)	2,301	182,061
Xcel Energy, Inc.	74,928	4,001,905

		68,322,790

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	124,767	$6,918,445
AMETEK, Inc.(a)	7,391	1,232,154
Eaton Corp. PLC	70,900	22,230,695
Emerson Electric Co.	24,148	2,660,144
GE Vernova, Inc.*	3,788	649,680
Generac Holdings, Inc.*(a)	624	82,505
Hubbell, Inc.	494	180,547
Legrand SA (France)	23,741	2,356,417
Mitsubishi Electric Corp. (Japan)	211,500	3,389,313
Nidec Corp. (Japan)	54,600	2,456,974
nVent Electric PLC	18,509	1,417,974
Prysmian SpA (Italy)	18,592	1,147,814
Rockwell Automation, Inc.(a)	1,087	299,229
Schneider Electric SE	52,774	12,652,338
Siemens Energy AG (Germany)*	34,050	887,840
Vertiv Holdings Co. (Class A Stock)	71,100	6,155,127
Vestas Wind Systems A/S (Denmark)*	40,852	947,275

		65,664,471

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	129,698	8,737,754
CDW Corp.	4,574	1,023,844
Corning, Inc.	50,717	1,970,356
Halma PLC (United Kingdom)	28,218	961,826
Hexagon AB (Sweden) (Class B Stock)	47,876	542,494
Hon Hai Precision Industry Co. Ltd. (Taiwan)	617,144	4,063,229
Ibiden Co. Ltd. (Japan)	12,400	507,561
Jabil, Inc.	1,159	126,088
Keyence Corp. (Japan)	19,197	8,402,109
Keysight Technologies, Inc.*	1,636	223,723
Murata Manufacturing Co. Ltd. (Japan)	56,500	1,170,023
Shimadzu Corp. (Japan)	17,200	431,101
TD SYNNEX Corp.	45,000	5,193,000
TDK Corp. (Japan)	45,500	2,797,879
TE Connectivity Ltd.	2,882	433,539
Teledyne Technologies, Inc.*	482	187,006
Trimble, Inc.*	2,303	128,784
Yokogawa Electric Corp. (Japan)	33,800	820,870
Zebra Technologies Corp. (Class A Stock)*	482	148,904

		37,870,090

Energy Equipment & Services — 0.1%
Baker Hughes Co.	174,040	6,120,987
Halliburton Co.(a)	50,916	1,719,942
Schlumberger NV	181,934	8,583,646
Tenaris SA	26,034	400,464

		16,825,039

Entertainment — 0.4%
Capcom Co. Ltd. (Japan)	10,500	198,627
CTS Eventim AG & Co. KGaA (Germany)	11,218	933,892
Electronic Arts, Inc.(a)	2,250	313,492
Konami Group Corp. (Japan)	13,800	997,802
Live Nation Entertainment, Inc.*	1,362	127,674
NetEase, Inc. (China), ADR	14,258	1,362,780

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Entertainment (cont’d.)
Netflix, Inc.*	38,607	$26,055,092
Nintendo Co. Ltd. (Japan)	59,400	3,172,054
Sea Ltd. (Singapore), ADR*	36,000	2,571,120
Take-Two Interactive Software, Inc.*	1,487	231,213
Tencent Music Entertainment Group (China), ADR(a)	59,026	829,315
Toho Co. Ltd. (Japan)	11,000	321,795
Walt Disney Co. (The)	103,285	10,255,168
Warner Bros Discovery, Inc.*	260,443	1,937,696

		49,307,720

Financial Services — 1.0%
Adyen NV (Netherlands), 144A*	2,050	2,434,735
Apollo Global Management, Inc.	13,507	1,594,771
Berkshire Hathaway, Inc. (Class B Stock)*	80,585	32,781,978
Block, Inc.*	28,631	1,846,413
Corpay, Inc.*	6,143	1,636,557
Eurazeo SE (France)	6,435	513,117
EXOR NV (Netherlands)	16,211	1,693,352
Fidelity National Information Services, Inc.	62,225	4,689,276
Fiserv, Inc.*	5,623	838,052
Global Payments, Inc.	49,475	4,784,233
Industrivarden AB (Sweden) (Class A Stock)	8,008	272,785
Industrivarden AB (Sweden) (Class C Stock)	16,718	564,515
Investor AB (Sweden) (Class B Stock)	156,136	4,278,605
Jack Henry & Associates, Inc.	731	121,361
Mastercard, Inc. (Class A Stock)	61,566	27,160,457
ORIX Corp. (Japan)	30,100	667,133
PayPal Holdings, Inc.*	114,396	6,638,400
Visa, Inc. (Class A Stock)	101,534	26,649,629
Wise PLC (United Kingdom) (Class A Stock)*	67,171	576,102

		119,741,471

Food Products — 0.5%
Archer-Daniels-Midland Co.	91,236	5,515,216
Associated British Foods PLC (United Kingdom)	49,661	1,550,608
AVI Ltd. (South Africa)	89,702	465,975
Bunge Global SA(a)	1,312	140,082
Campbell Soup Co.	1,795	81,116
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	23	268,659
Conagra Brands, Inc.	4,503	127,975
Danone SA (France)	21,692	1,328,630
Freshpet, Inc.*	39,080	5,056,561
General Mills, Inc.(a)	17,893	1,131,911
Gruma SAB de CV (Mexico) (Class B Stock)	35,911	657,783
Hershey Co. (The)	16,071	2,954,332
Hormel Foods Corp.	31,295	954,185
Ingredion, Inc.	7,200	825,840
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	145,500	514,313

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
J.M. Smucker Co. (The)	6,353	$692,731
Kellanova	12,629	728,441
Kraft Heinz Co. (The)	7,494	241,457
Lamb Weston Holdings, Inc.	5,519	464,038
McCormick & Co., Inc.(a)	2,313	164,084
Mondelez International, Inc. (Class A Stock)	112,432	7,357,550
Mowi ASA (Norway)	45,297	752,853
Nestle SA	178,110	18,180,452
Orkla ASA (Norway)	88,984	721,586
Tyson Foods, Inc. (Class A Stock)	2,723	155,592
WH Group Ltd. (Hong Kong), 144A	4,099,000	2,697,988
Wilmar International Ltd. (China)	622,800	1,420,149

		55,150,107

Gas Utilities — 0.1%
Atmos Energy Corp.	1,416	165,176
Enagas SA (Spain)(a)	37,971	564,625
National Fuel Gas Co.	16,800	910,392
Osaka Gas Co. Ltd. (Japan)	70,600	1,560,283
Snam SpA (Italy)	67,779	299,313
Tokyo Gas Co. Ltd. (Japan)	92,100	1,982,728
UGI Corp.	99,000	2,267,100

		7,749,617

Ground Transportation — 0.4%
Canadian National Railway Co. (Canada)	12,788	1,510,647
Canadian Pacific Kansas City Ltd. (Canada)	4,778	376,172
Central Japan Railway Co. (Japan)	70,400	1,526,070
CSX Corp.	291,672	9,756,428
East Japan Railway Co. (Japan)	24,200	402,922
J.B. Hunt Transport Services, Inc.	756	120,960
Norfolk Southern Corp.	22,711	4,875,825
Old Dominion Freight Line, Inc.	1,654	292,096
TFI International, Inc. (Canada)(a)	6,087	883,589
Uber Technologies, Inc.*	106,271	7,723,776
Union Pacific Corp.	68,777	15,561,484
West Japan Railway Co. (Japan)	52,600	981,489

		44,011,458

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	155,982	16,208,090
Alcon, Inc. (Switzerland)	21,975	1,953,400
Align Technology, Inc.*	680	164,172
Baxter International, Inc.	4,726	158,085
Becton, Dickinson & Co.	45,670	10,673,536
Boston Scientific Corp.*	165,669	12,758,170
Cochlear Ltd. (Australia)	9,944	2,195,038
ConvaTec Group PLC (United Kingdom), 144A	311,063	921,592
Cooper Cos., Inc. (The)	1,828	159,584
Demant A/S (Denmark)*	40,410	1,750,183
Dexcom, Inc.*	3,578	405,674
Edwards Lifesciences Corp.*	5,696	526,139
EssilorLuxottica SA (France)	6,296	1,352,907

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	86,849	$1,589,618
GE HealthCare Technologies, Inc.	21,068	1,641,619
Getinge AB (Sweden) (Class B Stock)	11,751	199,602
Hologic, Inc.*	15,733	1,168,175
Hoya Corp. (Japan)	17,500	2,046,439
IDEXX Laboratories, Inc.*	772	376,118
Insulet Corp.*	675	136,215
Intuitive Surgical, Inc.*	11,148	4,959,188
Medtronic PLC	166,610	13,113,873
Olympus Corp. (Japan)	103,400	1,669,117
ResMed, Inc.(a)	1,362	260,714
Solventum Corp.*(a)	1,267	66,999
Sonova Holding AG (Switzerland)	662	203,940
STERIS PLC	934	205,050
Stryker Corp.	17,329	5,896,192
Teleflex, Inc.	482	101,379
Terumo Corp. (Japan)	40,200	666,725
Zimmer Biomet Holdings, Inc.	36,441	3,954,942

		87,482,475

Health Care Providers & Services — 0.8%
Apollo Hospitals Enterprise Ltd. (India)	19,810	1,466,814
Cardinal Health, Inc.	2,293	225,448
Cencora, Inc.	8,460	1,906,038
Centene Corp.*	157,963	10,472,947
Cigna Group (The)	34,246	11,320,700
CVS Health Corp.	28,547	1,685,986
DaVita, Inc.*(a)	499	69,146
Elevance Health, Inc.	21,685	11,750,234
Fresenius Medical Care AG (Germany)	50,397	1,926,011
Fresenius SE & Co. KGaA (Germany)*	38,173	1,140,391
HCA Healthcare, Inc.(a)	1,686	541,678
Henry Schein, Inc.*(a)	1,245	79,805
Humana, Inc.	1,134	423,719
Labcorp Holdings, Inc.	19,883	4,046,389
McKesson Corp.	14,625	8,541,585
Molina Healthcare, Inc.*	5,326	1,583,420
Odontoprev SA (Brazil)	156,900	321,092
Quest Diagnostics, Inc.	1,068	146,188
Ramsay Health Care Ltd. (Australia)	18,512	584,464
Tenet Healthcare Corp.*	4,400	585,332
UnitedHealth Group, Inc.	60,277	30,696,665
Universal Health Services, Inc. (Class B Stock)	579	107,074

		89,621,126

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	40,147	4,695,995
Healthpeak Properties, Inc.	42,654	836,018
Ventas, Inc.	41,423	2,123,343
Welltower, Inc.	5,150	536,887

		8,192,243

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	8,369	794,825

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	6,615	118,938

	Shares	Value

COMMON STOCKS (continued)
Hotel & Resort REITs (cont’d.)
Park Hotels & Resorts, Inc.	234,600	$3,514,308

		3,633,246

Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)	37,841	1,548,416
Airbnb, Inc. (Class A Stock)*	24,894	3,774,677
Amadeus IT Group SA (Spain)	12,871	856,493
Aristocrat Leisure Ltd. (Australia)	90,851	3,008,579
Booking Holdings, Inc.	324	1,283,526
Caesars Entertainment, Inc.*(a)	2,047	81,348
Carnival Corp.*	9,435	176,623
Chipotle Mexican Grill, Inc.*(a)	172,750	10,822,788
Compass Group PLC (United Kingdom)	164,978	4,494,551
Darden Restaurants, Inc.(a)	15,029	2,274,188
Domino’s Pizza, Inc.	3,016	1,557,251
Evolution AB (Sweden), 144A	6,234	648,893
Expedia Group, Inc.*	1,181	148,794
Flutter Entertainment PLC (United Kingdom)*	3,846	699,581
Genting Singapore Ltd. (Singapore)	1,477,000	938,844
Hilton Worldwide Holdings, Inc.	35,775	7,806,105
Indian Hotels Co. Ltd. (India)	107,660	805,416
InterContinental Hotels Group PLC (United Kingdom)	12,438	1,306,940
J D Wetherspoon PLC (United Kingdom)*	44,245	407,732
La Francaise des Jeux SAEM (France), 144A	42,724	1,455,183
Las Vegas Sands Corp.	3,437	152,087
Lottery Corp. Ltd. (The) (Australia)	75,320	253,862
Marriott International, Inc. (Class A Stock)	34,865	8,429,311
McDonald’s Corp.	81,346	20,730,215
Meituan (China) (Class B Stock), 144A*	103,630	1,473,027
MGM Resorts International*	16,966	753,969
Norwegian Cruise Line Holdings Ltd.*	3,969	74,578
Oriental Land Co. Ltd. (Japan)	30,600	855,090
Royal Caribbean Cruises Ltd.*(a)	8,855	1,411,753
Sodexo SA (France)	22,215	2,001,149
Starbucks Corp.	10,590	824,432
Texas Roadhouse, Inc.	16,023	2,751,309
Trip.com Group Ltd. (China), ADR*(a)	26,644	1,252,268
Whitbread PLC (United Kingdom)	30,677	1,151,293
Wynn Resorts Ltd.	916	81,982
Yum! Brands, Inc.(a)	2,653	351,416

		86,643,669

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	127,795	758,991
Berkeley Group Holdings PLC (United Kingdom)	24,000	1,386,709
D.R. Horton, Inc.	2,747	387,135
Garmin Ltd.(a)	1,414	230,369
Lennar Corp. (Class A Stock)	42,940	6,435,418

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Midea Group Co. Ltd. (China) (Class A Stock)	37,700	$332,666
Mohawk Industries, Inc.*	507	57,590
NVR, Inc.*	34	258,011
Panasonic Holdings Corp. (Japan)	104,000	854,932
Persimmon PLC (United Kingdom)	16,205	274,988
PulteGroup, Inc.	1,939	213,484
SEB SA (France)	5,225	536,262
Sekisui Chemical Co. Ltd. (Japan)	58,800	816,297
Sekisui House Ltd. (Japan)	11,200	248,922
Sony Group Corp. (Japan)	55,700	4,746,819
Toll Brothers, Inc.(a)	12,193	1,404,390

		18,942,983

Household Products — 0.3%
Church & Dwight Co., Inc.	2,286	237,013
Clorox Co. (The)(a)	1,158	158,032
Colgate-Palmolive Co.	111,919	10,860,620
Essity AB (Sweden) (Class B Stock)	107,528	2,748,935
Henkel AG & Co. KGaA (Germany)	7,017	552,077
Kimberly-Clark Corp.	13,915	1,923,053
Procter & Gamble Co. (The)	128,883	21,255,384
Reckitt Benckiser Group PLC (United Kingdom)	47,170	2,551,862

		40,286,976

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	297,188	5,221,593
Electric Power Development Co. Ltd. (Japan)	24,000	375,224
RWE AG (Germany)	19,458	667,513
Vistra Corp.	6,969	599,195

		6,863,525

Industrial Conglomerates — 0.3%
3M Co.	86,168	8,805,508
CK Hutchison Holdings Ltd. (United Kingdom)	101,500	484,163
DCC PLC (United Kingdom)	2,758	192,486
Hikari Tsushin, Inc. (Japan)	2,800	524,498
Hitachi Ltd. (Japan)	280,000	6,304,571
Honeywell International, Inc.	23,091	4,930,852
Keppel Ltd. (Singapore)	37,000	175,880
Siemens AG (Germany)	44,429	8,269,367
Smiths Group PLC (United Kingdom)	48,381	1,040,995

		30,728,320

Industrial REITs — 0.1%
Americold Realty Trust, Inc.	89,485	2,285,447
Goodman Group (Australia)	136,252	3,143,319
Prologis, Inc.(a)	98,035	11,010,311
Warehouses De Pauw CVA (Belgium)	12,940	349,492

		16,788,569

Insurance — 1.3%
Admiral Group PLC (United Kingdom)	6,348	209,770
Aflac, Inc.(a)	5,140	459,053
Ageas SA/NV (Belgium)	39,129	1,785,330

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
AIA Group Ltd. (Hong Kong)	358,600	$2,426,198
Allianz SE (Germany)	25,436	7,064,363
Allstate Corp. (The)	50,272	8,026,428
American International Group, Inc.	6,523	484,268
Aon PLC (Class A Stock)	1,912	561,325
Arch Capital Group Ltd.*	3,670	370,266
Arthur J. Gallagher & Co.(a)	8,706	2,257,553
Assicurazioni Generali SpA (Italy)	51,863	1,291,076
Assurant, Inc.	32,159	5,346,434
Aviva PLC (United Kingdom)	349,979	2,108,031
AXA SA (France)	164,497	5,390,769
Beazley PLC (United Kingdom)	48,113	429,723
Brown & Brown, Inc.(a)	2,449	218,965
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	472,200	1,149,102
Chubb Ltd.	48,613	12,400,204
Cincinnati Financial Corp.	1,565	184,827
Dai-ichi Life Holdings, Inc. (Japan)	78,400	2,099,540
DB Insurance Co. Ltd. (South Korea)	10,880	901,440
Everest Group Ltd.(a)	474	180,603
Fairfax Financial Holdings Ltd. (Canada)	1,137	1,293,481
Fidelity National Financial, Inc.	12,000	593,040
Globe Life, Inc.	926	76,191
Hannover Rueck SE (Germany)	7,345	1,859,301
Hartford Financial Services Group, Inc. (The)	17,800	1,789,612
iA Financial Corp., Inc. (Canada)	8,242	517,576
Insurance Australia Group Ltd. (Australia)	195,276	925,715
Japan Post Holdings Co. Ltd. (Japan)	210,600	2,093,307
Loews Corp.	9,592	716,906
Manulife Financial Corp. (Canada)	46,006	1,225,100
Markel Group, Inc.*	710	1,118,719
Marsh & McLennan Cos., Inc.	74,307	15,657,971
Medibank Private Ltd. (Australia)	661,586	1,639,620
MetLife, Inc.	226,696	15,911,792
MS&AD Insurance Group Holdings, Inc. (Japan)	70,100	1,565,054
Muenchener Rueckversicherungs-Gesellschaft AGin Muenchen (Germany)	10,248	5,123,542
NN Group NV (Netherlands)	6,015	279,568
Phoenix Group Holdings PLC (United Kingdom)	31,378	206,560
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	212,000	960,482
Principal Financial Group, Inc.	2,252	176,669
Progressive Corp. (The)	63,079	13,102,139
QBE Insurance Group Ltd. (Australia)	86,210	995,175
RenaissanceRe Holdings Ltd. (Bermuda)	3,707	828,552
Sampo OYJ (Finland) (Class A Stock)	32,041	1,381,744
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	5,287	1,487,171
Sompo Holdings, Inc. (Japan)	77,900	1,668,906
Suncorp Group Ltd. (Australia)	30,937	357,756
Swiss Re AG	20,396	2,528,635

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
T&D Holdings, Inc. (Japan)	53,200	$929,248
Talanx AG (Germany)	17,076	1,360,780
Tokio Marine Holdings, Inc. (Japan)	127,100	4,776,298
Travelers Cos., Inc. (The)	53,120	10,801,421
Unum Group	11,672	596,556
W.R. Berkley Corp.(a)	2,109	165,725
Willis Towers Watson PLC	1,077	282,325
Zurich Insurance Group AG (Switzerland)	9,954	5,302,456

		155,640,361

Interactive Media & Services — 1.8%
Alphabet, Inc. (Class A Stock)	451,671	82,271,873
Alphabet, Inc. (Class C Stock)	264,543	48,522,477
Auto Trader Group PLC (United Kingdom), 144A	92,415	930,173
Kanzhun Ltd. (China), ADR(a)	19,571	368,130
Match Group, Inc.*	2,544	77,287
Meta Platforms, Inc. (Class A Stock)	137,822	69,492,609
Pinterest, Inc. (Class A Stock)*	98,100	4,323,267
REA Group Ltd. (Australia)	6,123	799,509
Scout24 SE (Germany), 144A	20,676	1,579,724
Tencent Holdings Ltd. (China)	45,600	2,163,279

		210,528,328

IT Services — 0.3%
Accenture PLC (Class A Stock)	16,996	5,156,756
Akamai Technologies, Inc.*(a)	1,433	129,085
Capgemini SE (France)	3,795	753,829
CGI, Inc. (Canada)*	7,470	745,608
Cognizant Technology Solutions Corp. (Class A Stock)	100,007	6,800,476
EPAM Systems, Inc.*	553	104,025
Fujitsu Ltd. (Japan)	42,500	666,548
Gartner, Inc.*	756	339,489
Globant SA*	6,458	1,151,203
GoDaddy, Inc. (Class A Stock)*	1,000	139,710
International Business Machines Corp.	83,522	14,445,130
NEC Corp. (Japan)	26,700	2,201,591
NTT Data Group Corp. (Japan)	31,200	460,919
Okta, Inc.*	6,800	636,548
SCSK Corp. (Japan)	13,500	270,088
Snowflake, Inc. (Class A Stock)*	4,800	648,432
Tata Consultancy Services Ltd. (India)	47,165	2,203,231
TIS, Inc. (Japan)	26,000	505,129
Twilio, Inc. (Class A Stock)*	18,900	1,073,709
VeriSign, Inc.*	854	151,841
Wix.com Ltd. (Israel)*	16,700	2,656,469

		41,239,816

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	82,200	1,610,410
Hasbro, Inc.	1,245	72,832
Sankyo Co. Ltd. (Japan)	126,800	1,378,789
Shimano, Inc. (Japan)	8,700	1,344,532

		4,406,563

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	2,760	$357,779
Avantor, Inc.*	108,700	2,304,440
Bio-Rad Laboratories, Inc. (Class A Stock)*(a)	323	88,215
Bio-Techne Corp.(a)	1,495	107,117
Charles River Laboratories International, Inc.*(a)	527	108,868
Danaher Corp.	48,552	12,130,717
Illumina, Inc.*	23,200	2,421,616
IQVIA Holdings, Inc.*	1,662	351,413
Lonza Group AG (Switzerland)	1,564	851,449
Medpace Holdings, Inc.*	8,600	3,541,910
Mettler-Toledo International, Inc.*(a)	899	1,256,433
QIAGEN NV*	14,969	615,076
Revvity, Inc.(a)	1,158	121,428
Thermo Fisher Scientific, Inc.	27,871	15,412,663
Waters Corp.*	579	167,979
West Pharmaceutical Services, Inc.	656	216,080

		40,053,183

Machinery — 0.9%
Alfa Laval AB (Sweden)	30,615	1,340,681
Allison Transmission Holdings, Inc.	68,400	5,191,560
Atlas Copco AB (Sweden) (Class A Stock)	358,047	6,722,782
Atlas Copco AB (Sweden) (Class B Stock)	85,601	1,382,225
Caterpillar, Inc.	23,186	7,723,257
Cummins, Inc.	20,526	5,684,265
Daimler Truck Holding AG (Germany)	59,554	2,375,200
Deere & Co.	27,158	10,147,044
Donaldson Co., Inc.	48,500	3,470,660
Doosan Bobcat, Inc. (South Korea)	17,561	650,148
Dover Corp.(a)	19,961	3,601,962
Epiroc AB (Sweden) (Class B Stock)	26,092	478,940
FANUC Corp. (Japan)	82,200	2,256,614
Flowserve Corp.	132,000	6,349,200
Fortive Corp.	44,310	3,283,371
GEA Group AG (Germany)	45,315	1,883,900
Hitachi Construction Machinery Co. Ltd. (Japan)	16,800	450,494
IDEX Corp.	676	136,011
Illinois Tool Works, Inc.	2,527	598,798
Indutrade AB (Sweden)	32,437	833,134
Ingersoll Rand, Inc.	3,736	339,378
ITT, Inc.	41,600	5,373,888
Knorr-Bremse AG (Germany)	12,395	947,411
Komatsu Ltd. (Japan)	56,000	1,635,734
Kone OYJ (Finland) (Class B Stock)	19,028	943,434
Mitsubishi Heavy Industries Ltd. (Japan)	35,200	378,931
Nordson Corp.(a)	507	117,594
OSG Corp. (Japan)	44,900	549,871
Otis Worldwide Corp.(a)	52,530	5,056,538
PACCAR, Inc.(a)	4,868	501,112
Parker-Hannifin Corp.	16,934	8,565,387
Pentair PLC	1,512	115,925
Rational AG (Germany)	1,411	1,169,889

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Sandvik AB (Sweden)	22,172	$445,531
Schindler Holding AG (Switzerland)	1,520	378,918
Schindler Holding AG (Switzerland) (Part. Cert.)	6,114	1,534,025
SKF AB (Sweden) (Class B Stock)	49,992	1,004,702
SMC Corp. (Japan)	1,600	762,331
Snap-on, Inc.(a)	453	118,410
Stanley Black & Decker, Inc.	1,468	117,278
Techtronic Industries Co. Ltd. (Hong Kong)	203,894	2,324,369
Toyota Industries Corp. (Japan)	15,900	1,352,540
Trelleborg AB (Sweden) (Class B Stock)	32,483	1,264,115
VAT Group AG (Switzerland), 144A	1,100	621,123
Volvo AB (Sweden) (Class A Stock)	12,259	320,490
Volvo AB (Sweden) (Class B Stock)	134,696	3,460,938
Wartsila OYJ Abp (Finland)	98,360	1,906,834
Westinghouse Air Brake Technologies Corp.	1,636	258,570
Xylem, Inc.	2,266	307,338

		106,432,850

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	190	322,395
Kawasaki Kisen Kaisha Ltd. (Japan)	93,600	1,364,959
Kirby Corp.*	28,396	3,399,853
Mitsui OSK Lines Ltd. (Japan)	48,000	1,443,199
SITC International Holdings Co. Ltd. (China)	72,000	195,234

		6,725,640

Media — 0.2%
Charter Communications, Inc. (Class A Stock)*(a)	926	276,837
Comcast Corp. (Class A Stock)	362,014	14,176,468
Fox Corp. (Class A Stock)(a)	2,208	75,889
Fox Corp. (Class B Stock)	1,245	39,865
Informa PLC (United Kingdom)	107,611	1,161,332
Interpublic Group of Cos., Inc. (The)(a)	3,594	104,549
News Corp. (Class A Stock)	3,574	98,535
News Corp. (Class B Stock)(a)	1,117	31,712
Omnicom Group, Inc.(a)	1,851	166,035
Paramount Global (Class B Stock)(a)	4,558	47,358
Publicis Groupe SA (France)(a)	27,499	2,920,917
Vivendi SE (France)	99,526	1,040,208
WPP PLC (United Kingdom)	49,125	449,822

		20,589,527

Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)(a)	19,842	1,297,667
Anglo American PLC (South Africa)	39,445	1,246,482
Antofagasta PLC (Chile)	32,085	852,692
APL Apollo Tubes Ltd. (India)	22,185	413,163
ArcelorMittal SA (Luxembourg)	28,062	642,880
Barrick Gold Corp. (Canada)(a)	22,816	380,571
BHP Group Ltd. (Australia)	302,593	8,648,701
BlueScope Steel Ltd. (Australia)	149,330	2,027,101

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Boliden AB (Sweden)	39,321	$1,264,596
Fortescue Ltd. (Australia)	244,634	3,482,722
Freeport-McMoRan, Inc.	131,078	6,370,391
Glencore PLC (Australia)	1,337,394	7,610,140
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	47,309	610,361
JFE Holdings, Inc. (Japan)	103,100	1,488,004
Lundin Mining Corp. (Chile)	107,260	1,194,086
Newmont Corp.(a)	10,729	449,223
Nippon Steel Corp. (Japan)	67,100	1,422,415
Norsk Hydro ASA (Norway)	103,905	647,794
Northern Star Resources Ltd.
(Australia)	163,238	1,417,570
Nucor Corp.	31,868	5,037,693
Pilbara Minerals Ltd. (Australia)	110,901	225,661
Rio Tinto Ltd. (Australia)	20,215	1,601,268
Rio Tinto PLC (Australia)	105,740	6,938,478
Southern Copper Corp. (Mexico)(a)	9,300	1,001,982
SSR Mining, Inc. (Canada)	211,200	952,512
Steel Dynamics, Inc.	1,401	181,429
Sumitomo Metal Mining Co. Ltd. (Japan)	21,000	638,053
Vale SA (Brazil)	123,200	1,373,688
voestalpine AG (Austria)	44,960	1,215,486

		60,632,809

Multi-Utilities — 0.3%
Ameren Corp.	2,474	175,926
CenterPoint Energy, Inc.	69,103	2,140,811
Centrica PLC (United Kingdom)	1,278,025	2,178,388
CMS Energy Corp.	76,924	4,579,286
Consolidated Edison, Inc.	3,257	291,241
Dominion Energy, Inc.	49,136	2,407,664
DTE Energy Co.	12,169	1,350,881
E.ON SE (Germany)	261,890	3,441,938
Engie SA (France)	171,289	2,452,919
National Grid PLC (United Kingdom)	172,530	1,926,494
National Grid PLC (United Kingdom), ADR	25,170	1,429,656
NiSource, Inc.(a)	216,176	6,228,030
Public Service Enterprise Group, Inc.	27,583	2,032,867
Sembcorp Industries Ltd. (Singapore)	237,200	838,405
Sempra(a)	13,665	1,039,360
WEC Energy Group, Inc.	2,918	228,946

		32,742,812

Office REITs — 0.0%
Boston Properties, Inc.(a)	1,362	83,845
Dexus (Australia)	127,618	550,530
Gecina SA (France)	9,518	878,618
Japan Real Estate Investment Corp. (Japan)	105	331,884
Nippon Building Fund, Inc. (Japan)	177	620,884

		2,465,761

Oil, Gas & Consumable Fuels — 1.6%
Ampol Ltd. (Australia)	32,281	694,315
Antero Resources Corp.*(a)	156,200	5,096,806

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
APA Corp.	3,399	$100,067
ARC Resources Ltd. (Canada)(a)	66,390	1,184,591
BP PLC	841,524	5,066,628
Cameco Corp. (Canada)	7,564	372,149
Cenovus Energy, Inc. (Canada)	24,453	480,641
Cheniere Energy, Inc.	50,831	8,886,784
Chevron Corp.	151,854	23,753,003
ConocoPhillips	159,947	18,294,738
Coterra Energy, Inc.	6,987	186,343
Devon Energy Corp.	5,998	284,305
Diamondback Energy, Inc.	35,722	7,151,187
ENEOS Holdings, Inc. (Japan)	355,000	1,829,475
Eni SpA (Italy)	191,306	2,937,437
EOG Resources, Inc.	32,784	4,126,522
EQT Corp.(a)	3,886	143,704
Equinor ASA (Norway)	40,576	1,162,252
Exxon Mobil Corp.	366,282	42,166,384
Galp Energia SGPS SA (Portugal)	43,932	927,883
Harbour Energy PLC (United Kingdom)	219,646	862,395
Hess Corp.	2,583	381,044
HF Sinclair Corp.	14,700	784,098
Idemitsu Kosan Co. Ltd. (Japan)	273,100	1,775,031
Inpex Corp. (Japan)	140,100	2,057,436
Kinder Morgan, Inc.	18,059	358,832
LUKOIL PJSC (Russia)^	9,456	—
Marathon Oil Corp.	146,843	4,209,989
Marathon Petroleum Corp.	3,450	598,506
Occidental Petroleum Corp.(a)	6,150	387,635
ONEOK, Inc.	5,477	446,649
Pembina Pipeline Corp. (Canada)	34,277	1,271,811
PetroChina Co. Ltd. (China) (Class H Stock)	1,626,000	1,641,862
Petroleo Brasileiro SA (Brazil), ADR	82,227	1,191,469
Phillips 66	38,308	5,407,940
Repsol SA (Spain)	134,374	2,130,994
Shell PLC	359,970	12,911,405
Shell PLC, ADR	34,318	2,477,073
Suncor Energy, Inc. (Canada)	26,400	1,006,367
Targa Resources Corp.	2,119	272,885
TotalEnergies SE (France)	195,612	13,096,960
TotalEnergies SE (France), ADR(a)	9,268	617,990
Valero Energy Corp.	6,376	999,502
Williams Cos., Inc. (The)	160,394	6,816,745

		186,549,832

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	50,384	965,709
UPM-Kymmene OYJ (Finland)	39,087	1,372,835

		2,338,544

Passenger Airlines — 0.1%
Air Canada (Canada)*	50,152	656,205
American Airlines Group, Inc.*(a)	6,147	69,646
ANA Holdings, Inc. (Japan)	22,500	415,872
Delta Air Lines, Inc.	71,312	3,383,041
Japan Airlines Co. Ltd. (Japan)	52,800	834,240
Singapore Airlines Ltd. (Singapore)	247,600	1,258,048
Southwest Airlines Co.(a)	5,599	160,188

	Shares	Value

COMMON STOCKS (continued)

Passenger Airlines (cont’d.)
United Airlines Holdings, Inc.*(a)	23,914	$1,163,655

		7,940,895

Personal Care Products — 0.2%
Amorepacific Corp. (South Korea)	5,055	611,913
Beiersdorf AG (Germany)	2,201	322,151
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,145	228,228
Haleon PLC	341,565	1,389,731
Kao Corp. (Japan)	28,600	1,157,927
Kenvue, Inc.	74,797	1,359,810
L’Oreal SA (France)	19,963	8,787,025
Unilever PLC (United Kingdom)	156,742	8,603,154
Unilever PLC (United Kingdom), ADR(a)	36,479	2,005,980

		24,465,919

Pharmaceuticals — 2.1%
AstraZeneca PLC (United Kingdom)	101,586	15,810,140
AstraZeneca PLC (United Kingdom), ADR	59,362	4,629,642
Bayer AG (Germany)	22,835	643,673
Bristol-Myers Squibb Co.	217,365	9,027,169
Catalent, Inc.*	1,727	97,109
Chugai Pharmaceutical Co. Ltd. (Japan)	84,300	3,001,784
Daiichi Sankyo Co. Ltd. (Japan)	119,600	4,156,548
Eisai Co. Ltd. (Japan)	11,600	477,498
Elanco Animal Health, Inc.*	254,800	3,676,764
Eli Lilly & Co.	54,884	49,690,876
GSK PLC	287,991	5,539,282
Hikma Pharmaceuticals PLC (Jordan)	68,974	1,643,376
Ipsen SA (France)	8,303	1,020,097
Johnson & Johnson	175,712	25,682,066
Kyowa Kirin Co. Ltd. (Japan)	40,000	685,625
Merck & Co., Inc.	176,192	21,812,570
Merck KGaA (Germany)	9,252	1,530,053
Novartis AG (Switzerland)	137,146	14,602,164
Novo Nordisk A/S (Denmark), ADR	30,891	4,409,381
Novo Nordisk A/S (Denmark) (Class B Stock)	243,481	34,838,447
Ono Pharmaceutical Co. Ltd. (Japan)	103,900	1,419,619
Orion OYJ (Finland) (Class B Stock)	18,229	777,458
Otsuka Holdings Co. Ltd. (Japan)	21,900	925,204
Pfizer, Inc.	136,557	3,820,865
Roche Holding AG	53,084	14,707,391
Sanofi SA	84,207	8,121,184
Sanofi SA, ADR	35,462	1,720,616
Santen Pharmaceutical Co. Ltd. (Japan)	110,500	1,130,469
Shionogi & Co. Ltd. (Japan)	49,700	1,935,742
Sun Pharmaceutical Industries Ltd. (India)	77,369	1,408,865
Takeda Pharmaceutical Co. Ltd. (Japan)	59,900	1,553,701
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	81,600	1,326,000
Viatris, Inc.	11,199	119,045

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)

Pharmaceuticals (cont’d.)
Zoetis, Inc.	4,335	$751,516

		242,691,939

Professional Services — 0.3%
Automatic Data Processing, Inc.	40,212	9,598,202
Broadridge Financial Solutions, Inc.(a)	1,058	208,426
Bureau Veritas SA (France)	30,055	835,201
Computershare Ltd. (Australia)	58,396	1,021,336
Dayforce, Inc.*(a)	1,423	70,581
Dun & Bradstreet Holdings, Inc.	546,100	5,056,886
Equifax, Inc.	1,113	269,858
Experian PLC	41,124	1,910,489
Intertek Group PLC (United Kingdom)	10,054	607,766
Jacobs Solutions, Inc.	1,184	165,417
Leidos Holdings, Inc.	12,609	1,839,401
Paychex, Inc.(a)	2,953	350,108
Paycom Software, Inc.	427	61,078
Recruit Holdings Co. Ltd. (Japan)	97,500	5,246,199
RELX PLC (United Kingdom)	85,756	3,929,245
Verisk Analytics, Inc.	1,398	376,831
Wolters Kluwer NV (Netherlands)	28,568	4,717,669

		36,264,693

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	2,773	247,102
CoStar Group, Inc.*	3,811	282,548
Daito Trust Construction Co. Ltd. (Japan)	11,400	1,180,030
Daiwa House Industry Co. Ltd. (Japan)	21,300	542,296
Emaar Properties PJSC (United Arab Emirates)	225,815	504,574
Hongkong Land Holdings Ltd. (Hong Kong)	82,500	265,797
Hulic Co. Ltd. (Japan)	121,600	1,080,818
Jones Lang LaSalle, Inc.*	23,500	4,824,080
KE Holdings, Inc. (China), ADR(a)	72,432	1,024,913
Mitsubishi Estate Co. Ltd. (Japan)	58,000	913,118
Mitsui Fudosan Co. Ltd. (Japan)	102,700	945,242
New World Development Co. Ltd. (Hong Kong)	291,000	272,325
Nomura Real Estate Holdings, Inc. (Japan)	65,700	1,653,892
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	22,000	194,229
Swiss Prime Site AG (Switzerland)	5,023	475,653
Vonovia SE (Germany)	41,369	1,177,296

		15,583,913

Residential REITs — 0.1%
AvalonBay Communities, Inc.	11,888	2,459,508
Camden Property Trust(a)	960	104,746
Equity Residential	108,922	7,552,651
Essex Property Trust, Inc.(a)	579	157,604
Invitation Homes, Inc.	5,338	191,581
Mid-America Apartment Communities, Inc.(a)	1,067	152,165
UDR, Inc.(a)	2,802	115,302

		10,733,557

	Shares	Value

COMMON STOCKS (continued)

Retail REITs — 0.1%
CapitaLand Integrated Commercial Trust (Singapore)	179,200	$260,906
Federal Realty Investment Trust	685	69,164
Kimco Realty Corp.	56,195	1,093,555
Klepierre SA (France)	60,073	1,603,826
Realty Income Corp.(a)	7,727	408,140
Regency Centers Corp.(a)	16,584	1,031,525
Scentre Group (Australia)	785,046	1,627,166
Simon Property Group, Inc.	2,999	455,248
Unibail-Rodamco-Westfield (France)	14,026	1,108,434
Vicinity Ltd. (Australia)	1,056,381	1,298,911

		8,956,875

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.*	93,438	15,156,578
Advantest Corp. (Japan)	30,645	1,241,918
Analog Devices, Inc.	83,377	19,031,634
Applied Materials, Inc.	60,760	14,338,752
ASM International NV (Netherlands)	10,712	8,187,994
ASML Holding NV (Netherlands) (XAMS)	31,140	31,736,840
ASML Holding NV (Netherlands) (XNGS)	1,784	1,824,550
Broadcom, Inc.	22,424	36,002,405
Disco Corp. (Japan)	13,437	5,118,149
Enphase Energy, Inc.*(a)	1,309	130,520
First Solar, Inc.*	998	225,009
Infineon Technologies AG (Germany)	36,871	1,353,177
Intel Corp.	386,365	11,965,724
KLA Corp.	1,259	1,038,058
Lam Research Corp.	16,035	17,074,870
Lasertec Corp. (Japan)	3,300	740,785
Marvell Technology, Inc.	26,652	1,862,975
Microchip Technology, Inc.	24,537	2,245,135
Micron Technology, Inc.	57,847	7,608,616
Monolithic Power Systems, Inc.	8,442	6,936,623
Novatek Microelectronics Corp. (Taiwan)	31,000	578,144
NVIDIA Corp.	1,529,489	188,953,071
NXP Semiconductors NV (China)	36,139	9,724,644
ON Semiconductor Corp.*	4,005	274,543
Qorvo, Inc.*	880	102,115
QUALCOMM, Inc.	86,904	17,309,539
Renesas Electronics Corp. (Japan)	157,400	2,985,036
Rohm Co. Ltd. (Japan)	45,500	608,229
SCREEN Holdings Co. Ltd. (Japan)	7,800	707,139
Skyworks Solutions, Inc.	1,540	164,133
STMicroelectronics NV (Singapore)	14,909	583,955
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	67,633	11,755,292
Teradyne, Inc.	41,387	6,137,278
Texas Instruments, Inc.	34,359	6,683,856
Tokyo Electron Ltd. (Japan)	27,000	5,910,311
Universal Display Corp.	538	113,114

		436,410,711

Software — 3.0%
Adobe, Inc.*	17,325	9,624,731

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)

Software (cont’d.)
ANSYS, Inc.*	783	$251,735
Autodesk, Inc.*	33,157	8,204,700
Cadence Design Systems, Inc.*	33,311	10,251,460
Check Point Software Technologies Ltd. (Israel)*(a)	15,005	2,475,825
Constellation Software, Inc. (Canada)	451	1,299,505
Crowdstrike Holdings, Inc. (Class A Stock)*	23,700	9,081,603
CyberArk Software Ltd.*	13,744	3,757,884
Dassault Systemes SE (France)	47,463	1,784,655
Fair Isaac Corp.*(a)	232	345,369
Fortinet, Inc.*	5,926	357,160
Gen Digital, Inc.(a)	5,234	130,745
Gitlab, Inc. (Class A Stock)*	71,400	3,550,008
Informatica, Inc. (Class A Stock)*(a)	23,400	722,592
Intuit, Inc.	17,297	11,367,761
Microsoft Corp.	498,748	222,915,419
Monday.com Ltd.*	11,065	2,664,009
Nemetschek SE (Germany)	18,107	1,767,730
Nice Ltd. (Israel)*	10,724	1,844,922
Oracle Corp.	81,311	11,481,113
Palo Alto Networks, Inc.*	2,992	1,014,318
Pegasystems, Inc.	31,400	1,900,642
PTC, Inc.*(a)	1,087	197,475
Roper Technologies, Inc.(a)	1,000	563,660
Salesforce, Inc.	85,050	21,866,355
SAP SE (Germany)	47,861	9,614,106
ServiceNow, Inc.*	13,204	10,387,191
Synopsys, Inc.*	1,427	849,151
Tyler Technologies, Inc.*(a)	381	191,559
Xero Ltd. (New Zealand)*	18,494	1,672,533
Zoom Video Communications, Inc. (Class A Stock)*	95,400	5,646,726

		357,782,642

Specialized REITs — 0.2%
American Tower Corp.	12,143	2,360,356
Crown Castle, Inc.	4,094	399,984
Digital Realty Trust, Inc.	8,069	1,226,892
Equinix, Inc.	884	668,835
Extra Space Storage, Inc.(a)	2,010	312,374
Gaming & Leisure Properties, Inc.	52,212	2,360,505
Iron Mountain, Inc.(a)	78,013	6,991,525
Public Storage	27,185	7,819,765
SBA Communications Corp.	17,687	3,471,958
VICI Properties, Inc.	9,705	277,951
Weyerhaeuser Co.	6,788	192,711

		26,082,856

Specialty Retail — 0.7%
AutoZone, Inc.*	1,950	5,779,995
Avolta AG (Switzerland)*	12,050	468,468
Bath & Body Works, Inc.	2,116	82,630
Best Buy Co., Inc.(a)	1,805	152,144
CarMax, Inc.*(a)	1,503	110,230
Fast Retailing Co. Ltd. (Japan)	8,600	2,175,294
Gap, Inc. (The)(a)	33,400	797,926

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)(a)	80,806	$1,279,976
Home Depot, Inc. (The)	56,162	19,333,207
Industria de Diseno Textil SA (Spain)	151,800	7,532,829
Lowe’s Cos., Inc.	97,838	21,569,366
O’Reilly Automotive, Inc.*	557	588,225
Petco Health & Wellness Co., Inc.*	362,200	1,369,116
Ross Stores, Inc.	32,673	4,748,040
TJX Cos., Inc. (The)	98,131	10,804,223
Tractor Supply Co.(a)	1,033	278,910
Ulta Beauty, Inc.*	15,247	5,883,360
Zalando SE (Germany), 144A*	19,675	461,863

		83,415,802

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	890,953	187,652,521
Brother Industries Ltd. (Japan)	65,100	1,149,939
Canon, Inc. (Japan)	78,900	2,140,372
Dell Technologies, Inc. (Class C Stock)	42,845	5,908,754
FUJIFILM Holdings Corp. (Japan)	46,100	1,081,354
Hewlett Packard Enterprise Co.	349,097	7,390,384
HP, Inc.	24,720	865,694
Logitech International SA (Switzerland)	31,700	3,050,834
NetApp, Inc.	7,903	1,017,906
Pure Storage, Inc. (Class A Stock)*	90,700	5,823,847
Ricoh Co. Ltd. (Japan)	56,700	485,982
Samsung Electronics Co. Ltd. (South Korea)	87,655	5,158,831
Seagate Technology Holdings PLC(a)	39,103	4,038,167
Seiko Epson Corp. (Japan)	17,900	279,832
Super Micro Computer, Inc.*(a)	470	385,095
Western Digital Corp.*	2,989	226,477

		226,655,989

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	24,734	5,905,653
Asics Corp. (Japan)	126,000	1,942,690
Brunello Cucinelli SpA (Italy)	25,486	2,543,657
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	37,587	5,874,207
Deckers Outdoor Corp.*	7,040	6,814,368
Hermes International SCA (France)	4,031	9,310,097
Lululemon Athletica, Inc.*(a)	1,068	319,012
LVMH Moet Hennessy Louis Vuitton SE (France)	20,993	16,118,238
Moncler SpA (Italy)	37,591	2,305,978
NIKE, Inc. (Class B Stock)	11,381	857,786
Pandora A/S (Denmark)	14,176	2,133,672
Puma SE (Germany)	9,866	453,146
Ralph Lauren Corp.	8,044	1,408,183
Skechers USA, Inc. (Class A Stock)*	37,500	2,592,000
Tapestry, Inc.(a)	2,097	89,731

		58,668,418

Tobacco — 0.2%
Altria Group, Inc.	119,681	5,451,470
British American Tobacco PLC (United Kingdom)	143,637	4,412,483

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Tobacco (cont’d.)
Imperial Brands PLC (United Kingdom)	120,195	$3,075,649
Japan Tobacco, Inc. (Japan)	49,300	1,335,017
Philip Morris International, Inc.	65,031	6,589,591

		20,864,210

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)	20,900	1,947,880
Brenntag SE (Germany)	5,844	394,236
Bunzl PLC (United Kingdom)	10,670	405,397
Fastenal Co.(a)	5,401	339,399
Ferguson PLC	11,051	2,140,026
Finning International, Inc. (Canada)	24,945	731,365
ITOCHU Corp. (Japan)	33,200	1,632,052
Marubeni Corp. (Japan)	83,800	1,553,868
Mitsubishi Corp. (Japan)	122,200	2,402,195
Mitsui & Co. Ltd. (Japan)	105,800	2,412,940
Reece Ltd. (Australia)	50,942	850,738
Rexel SA (France)	39,407	1,019,402
Seven Group Holdings Ltd. (Australia)	27,500	687,010
Sumitomo Corp. (Japan)	11,200	281,366
Toyota Tsusho Corp. (Japan)	106,200	2,075,480
United Rentals, Inc.	4,521	2,923,866
W.W. Grainger, Inc.	417	376,234
Watsco, Inc.(a)	1,571	727,750
WESCO International, Inc.	11,200	1,775,424

		24,676,628

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	17,351	3,513,529
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	57,130	897,842

		4,411,371

Water Utilities — 0.0%
American Water Works Co., Inc.	1,798	232,230

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	131,100	3,473,037
SoftBank Corp. (Japan)	102,300	1,251,131
SoftBank Group Corp. (Japan)	34,400	2,212,650
Tele2 AB (Sweden) (Class B Stock)	113,561	1,146,329
T-Mobile US, Inc.	20,864	3,675,820
Vodafone Group PLC (United Kingdom)	1,431,212	1,266,393

		13,025,360

TOTAL COMMON STOCKS (cost $3,771,564,582)		4,522,448,468

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,636	321,060
Porsche Automobil Holding SE (Germany) (PRFC)	11,013	497,037
Volkswagen AG (Germany) (PRFC)	8,197	925,555

		1,743,652

		Shares	Value

PREFERRED STOCKS (continued)
Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)		31,192	$2,777,237

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)		128,802	424,878

TOTAL PREFERRED STOCKS (cost $4,921,295)			4,945,767

UNAFFILIATED EXCHANGE-TRADED FUNDS — 5.2%
iShares Core MSCI EAFE ETF		194,738	14,145,768
iShares Core S&P 500 ETF		532,161	291,214,464
iShares Core U.S. Aggregate Bond ETF		992,667	96,358,186
iShares JP Morgan USD Emerging
Markets Bond ETF		388,453	34,370,321
iShares MSCI EAFE ETF(a)		96,802	7,582,501
iShares Russell 1000 Growth ETF		119,528	43,569,151
iShares Russell 1000 Value ETF		564,697	98,522,686
Vanguard Total Bond Market ETF		299,114	21,551,164

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $588,853,911)			607,314,241

		Units

WARRANTS* — 0.0%
Software
Constellation Software, Inc. (Canada),expiring 03/31/40^		570	—

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 5.9%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	700	693,607
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	500	499,237
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	130	128,578
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	684	684,232
Series 2024-01, Class A2, 144A
5.230%	03/20/30	800	797,611
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	1,000	951,122
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD 500	346,365
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33	160	151,364

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2023-02, Class D, 144A
6.600%	02/15/36		400	$404,709
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		800	794,637
JPMorgan Chase Bank NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		7	6,438
Series 2021-03, Class D, 144A
1.009%	02/26/29		41	39,983
OneMain Direct Auto Rec eivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		330	325,395
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		200	202,172
Series 2023-06, Class C
6.400%	03/17/31		100	102,622
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month SOFR + 0.394% (Cap N/A, Floor 0.000%)
5.733%(c)	08/20/29		237	236,898
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	284,000

				6,648,970

Collateralized Loan Obligations — 5.8%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.690%(c)	07/15/31		1,117	1,118,348
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.873%(c)	07/22/37		13,000	13,000,000
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	10/20/34		7,500	7,506,954
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.752%(c)	04/25/34	EUR	2,418	2,577,258
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)
6.647%(c)	01/22/38	EUR	6,700	7,243,752
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.676%(c)	04/15/32	EUR	7,753	8,276,543
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)
4.630%(c)	06/22/34	EUR	5,000	5,346,719
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.185%(c)	07/25/34		1,491	1,491,298

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	10/17/32	10,595	$10,595,000
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)
6.746%(c)	10/21/34	1,250	1,251,907
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.647%(c)	04/18/35	15,000	15,014,913
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
6.829%(c)	07/20/37	24,000	24,012,144
Barings CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.000%)
6.536%(c)	07/20/29	123	122,959
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.686%(c)	01/20/34	10,450	10,457,315
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.661%(c)	05/17/31	1,271	1,271,005
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.760%(c)	10/15/34	17,575	17,591,218
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.707%(c)	08/20/32	17,000	17,025,043
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.506%(c)	04/15/31	EUR 2,929	3,104,428
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.756%(c)	07/20/34	4,000	4,003,884
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.896%(c)	10/15/35	EUR 12,510	13,340,690
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)
6.636%(c)	07/27/31	4,783	4,782,604
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)
6.680%(c)	01/25/33	15,000	15,034,208
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	07/20/34	3,500	3,503,210

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
6.522%(c)	01/15/32		18,000	$18,000,000
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	01/20/35		1,840	1,841,823
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.766%(c)	07/20/34		3,519	3,529,750
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.589%(c)	04/18/31		781	781,182
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.626%(c)	04/20/31		4,195	4,200,974
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.730%(c)	07/15/34		3,811	3,821,869
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.685%(c)	10/25/33		2,080	2,082,391
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.214%(c)	01/25/37		14,000	14,013,983
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.691%(c)	08/26/32	EUR	10,348	11,046,299
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.870%(c)	07/15/29		30	29,725
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.710%(c)	07/15/31		2,399	2,402,711
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/34		10,500	10,510,554
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.819%(c)	04/17/37		25,000	25,129,963
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	01/22/31		2,816	2,815,643
Series 04A, Class A1R, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)
6.676%(c)	04/20/32		4,329	4,334,188
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.919%(c)	04/22/37		20,000	20,170,604

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.600%(c)	04/15/31	3,115	$3,118,182
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.729%(c)	04/15/34	2,930	2,932,879
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.765%(c)	10/20/31	2,014	2,016,613
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.875%(c)	04/15/33	2,930	2,936,012
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.782%(c)	04/25/34	EUR 1,465	1,561,156
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.598%(c)	02/05/31	167	167,411
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	10/26/34	1,000	1,000,612
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.615%(c)	04/25/31	4,358	4,358,958
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.646%(c)	04/21/31	1,027	1,028,383
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	01/20/35	7,750	7,763,718
Indigo Credit Management I DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.780% (Cap N/A, Floor 1.780%)
5.686%(c)	10/15/37	EUR 7,000	7,555,941
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.556%(c)	07/15/31	EUR 3,519	3,752,227
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/34	12,080	12,096,327
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)
6.529%(c)	07/18/30	479	479,182
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.756%(c)	10/20/34	16,750	16,750,000

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Euro Funding DAC (Ireland),
Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)
4.696%(c)	05/25/34	EUR	3,000	$3,189,773
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.670%(c)	10/15/32		2,770	2,772,493
Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)
6.340%(c)	04/15/29		1,323	1,324,304
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.705%(c)	04/25/32		6,054	6,061,265
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.834%(c)	04/18/37		29,750	29,775,377
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.800%(c)	10/15/34		17,250	17,288,959
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
6.653%(c)	10/23/34		13,000	13,000,000
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.561%(c)	10/12/30		1,895	1,895,799
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.710%(c)	07/15/31		2,640	2,639,581
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
5.201%(c)	07/20/38	EUR	17,500	18,747,489
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
7.432%(c)	07/20/37		9,500	9,507,923
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.696%(c)	04/22/30		17,000	17,010,814
Ocean Trails CLO (Cayman Islands),
Series 2019-07A, Class BR, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.179%(c)	04/17/30		1,400	1,400,000
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.810%(c)	10/15/34		5,000	5,001,066
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.666%(c)	04/26/31		3,622	3,625,284

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)
6.467%(c)	04/17/31		22,500	$22,500,540
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.841%(c)	10/30/30		929	930,050
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.610%(c)	04/15/31		932	933,686
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.709%(c)	01/17/31		418	418,553
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class BR, 144A, 3 Month EURIBOR + 2.500% (Cap N/A, Floor 2.500%)
6.406%(c)	01/15/38	EUR	10,000	10,791,513
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)
6.390%(c)	10/15/29		185	184,987
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.436%(c)	07/20/34		810	813,939
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.770%(c)	10/15/34		7,500	7,536,676
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.740%(c)	07/15/31		1,956	1,958,157
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.746%(c)	10/20/31		3,675	3,678,735
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	10/20/34		7,500	7,506,833
Silver Rock CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.776%(c)	01/20/35		8,750	8,779,976
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.656%(c)	01/26/31		852	852,480
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.738%(c)	01/17/32	EUR	10,456	11,161,416
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.712%(c)	04/25/30	EUR	1,023	1,092,534

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.536%(c)	02/20/30	EUR 5,779	$6,156,525
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
6.549%(c)	04/16/31	338	337,724
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	10/29/34	6,095	6,103,900
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.765%(c)	07/25/34	2,930	2,932,718
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.819%(c)	01/17/30	754	755,296
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.544%(c)	04/15/37	EUR 15,000	16,149,342
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.798%(c)	04/23/32	3,465	3,471,866
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
7.578%(c)	04/25/37	8,250	8,334,763
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.689%(c)	07/18/31	5,622	5,627,800
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.659%(c)	10/17/32	450	451,019
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	07/17/31	1,705	1,706,934
Series 2019-XA, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 0.000%)
6.756%(c)	07/20/32	3,960	3,968,699
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.539%(c)	04/15/33	25,500	25,500,000
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/17/31	900	901,100
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.800%(c)	10/15/34	4,295	4,310,962

			678,989,510

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans — 0.0%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	4	$4,027
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	106	103,930
Series 2022-X01, Class A, 144A
1.750%	02/15/27	8	8,206
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	41	40,388
Series 2022-A, Class A, 144A
1.710%	02/20/35	342	337,620
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	255	233,711
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	280,122
Series 2023-01A, Class A, 144A
5.500%	06/14/38	1,500	1,511,798
Series 2023-01A, Class D, 144A
7.490%	06/14/38	300	310,019
Series 2023-02A, Class C, 144A
6.740%	09/15/36	200	203,743
Series 2023-02A, Class D, 144A
7.520%	09/15/36	200	205,998
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28	45	43,939
SoFi Consumer Loan Program Trust,
Series 2021-01, Class C, 144A
1.610%	09/25/30	136	134,669
Series 2021-01, Class D, 144A
2.040%	09/25/30	200	191,562

			3,609,732

Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.390%(c)	03/15/32	GBP 1,100	1,395,567

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.100%(c)	05/25/34	24	22,153
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.960%(c)	03/25/43	11	10,716
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.034%(c)	03/25/54	41	41,768

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.160%(c)	09/25/34	16	$13,615
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.100%(c)	08/25/33	19	18,684
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	93	92,691
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	95	94,494
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	296	296,746

			590,867

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,

Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)

6.060%(c)	02/25/34	5	4,696
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.106%(c)	10/25/34	12	11,501
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.510%(c)	11/25/34	3	3,410
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.305%(c)	01/25/35	12	12,131
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.379%(c)	09/25/34	49	48,371

			80,109

Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	9	8,588
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	69	65,061
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	124	116,171

			189,820

TOTAL ASSET-BACKED SECURITIES (cost $695,673,857)			691,504,575

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	115	$108,332
Series 2018-BN13, Class A4
3.953%	08/15/61	430	406,781
Series 2019-BN20, Class A2
2.758%	09/15/62	530	472,030
Series 2019-BN24, Class A3
2.960%	11/15/62	190	168,088
Series 2021-BN34, Class A5
2.438%	06/15/63	230	185,542
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	371	334,955
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.143%(c)	09/15/38	300	295,125
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.793%(c)	09/15/38	600	589,500
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	1,070	944,348
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	345	322,358
Series 2019-CD08, Class A3
2.657%	08/15/57	960	850,554
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	374	355,645
Series 2016-C07, Class A2
3.585%	12/10/54	334	318,086
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	788	770,034
Series 2017-C04, Class A3
3.209%	10/12/50	312	292,689
Series 2019-GC41, Class A4
2.620%	08/10/56	385	339,744
Commercial Mortgage Trust,
Series 2014-UBS06, Class A4
3.378%	12/10/47	217	215,805
Series 2015-LC21, Class A3
3.445%	07/10/48	466	458,321
Series 2015-LC23, Class A3
3.521%	10/10/48	499	487,110
Series 2016-COR01, Class A3
2.826%	10/10/49	450	426,305
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	130	115,602
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50	295	276,957
Series 2018-CX12, Class A3
3.959%	08/15/51	270	258,098

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-C17, Class A4
2.763%	09/15/52		145	$129,302
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
7.241%(c)	08/07/30	GBP	492	620,285
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		305	289,521
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.773%(cc)	09/25/24		118	53
Series K052, Class X1, IO
0.756%(cc)	11/25/25		12,579	83,845
Series K055, Class X1, IO
1.464%(cc)	03/25/26		2,942	58,117
Series K097, Class X1, IO
1.219%(cc)	07/25/29		1,571	71,642
Series K131, Class X1, IO
0.829%(cc)	07/25/31		22,719	938,044
Series K736, Class X1, IO
1.405%(cc)	07/25/26		215	4,349
Series K741, Class X1, IO
0.650%(cc)	12/25/27		213	3,473
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.543%(c)	10/15/36		350	335,781
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.993%(c)	10/15/36		580	554,470
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		136	135,145
Series 2019-GC42, Class A3
2.749%	09/10/52		850	755,978
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		669	665,836
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.233%(c)	03/15/39		400	388,006
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.683%(c)	03/15/39		1,100	1,074,503
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		190	179,076
Series 2019-H07, Class A3
3.005%	07/15/52		65	58,761
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		700	639,302
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		195	165,101

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.943%(c)	03/15/36		150	$140,993
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.334%(c)	08/17/31	GBP	1,215	1,534,185
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		440	420,677
Series 2019-C16, Class A3
3.344%	04/15/52		385	361,223
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		325	306,745
Series 2017-C41, Class A3
3.210%	11/15/50		575	538,498
Series 2019-C49, Class A3
3.749%	03/15/52		505	488,276
Series 2019-C52, Class A4
2.643%	08/15/52		245	218,111
Series 2021-C59, Class A5
2.626%	04/15/54		140	117,421

TOTAL COMMERCIAL MORTGAGE-BACKED
SECURITIES (cost $22,401,719)				20,268,728

CORPORATE BONDS — 3.8%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		1,525	1,334,617
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		3,150	3,107,664
7.125%	06/15/26		41	41,459
7.500%	02/01/29(a)		400	413,950
7.875%	04/15/27		2,096	2,098,620
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		515	513,425

				7,509,735

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	1,057,578
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	424	428,855
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,924	2,739,961

				4,226,394

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26			53	$52,867
5.750%	04/20/29	(a)		1,265	1,232,629
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26			2,378	2,298,308
4.625%	04/15/29			507	472,424

					4,056,228

Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29			398	360,318
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27			1,145	1,129,965
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29			160	133,718

					1,624,001

Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.500%	09/20/33	(a)		320	321,481
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32			700	579,164
4.750%	01/15/43			15	12,144
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28			200	180,917
4.000%	11/13/30			500	446,318
4.950%	05/28/27			380	371,154
5.850%	05/17/27			600	600,555
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25			525	517,959
Sr. Unsec’d. Notes
6.050%	10/10/25			255	256,045
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	06/24/29			370	367,921
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25			415	415,242
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29	(oo)	EUR	1,800	1,793,368

					5,862,268

Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26			400	388,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27	(a)	711	$709,498
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		64	63,680
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		70	61,070
5.625%	06/15/28	(a)	650	630,099
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		600	609,105
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		3,000	2,728,704

				5,190,656

Banks — 0.6%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41		EUR 400	260,897
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		900	906,459
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34		EUR 300	308,940
Sr. Unsec’d. Notes, EMTN
0.500%	05/25/30		EUR 300	272,637
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.350%	11/02/31		CNH 3,500	499,130
3.800%	10/27/30		CNH 25,720	3,770,930
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29		EUR 570	611,471
Banco BPI SA (Portugal),
Covered Bonds
3.625%	07/04/28		EUR 1,000	1,081,132
Banco de Sabadell SA (Spain),
Sr. Preferred Notes, EMTN
4.000%(ff)	01/15/30		EUR 400	432,070
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	07/05/34		240	241,027
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
1.625%	04/30/28		EUR 200	197,925
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		260	257,504
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28		EUR 200	185,178
0.500%	07/08/31		EUR 200	169,277
4.000%	09/08/27		EUR 300	323,695
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,169	969,620

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.933%(ff)	09/15/27(a)		305	$308,138
Sr. Unsec’d. Notes, MTN
3.970%(ff)	03/05/29(a)		1,095	1,046,808
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		310	309,449
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		255	252,195
Banque Federative du Credit Mutuel SA (France),
Sr. Non-Preferred Notes, EMTN
4.375%	05/02/30	EUR	200	218,770
Sub. Notes
3.875%(ff)	06/16/32	EUR	600	633,052
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	160	169,359
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	600	605,357
BNP Paribas SA (France),
Sr. Non-Preferred Notes, EMTN
2.125%(ff)	01/23/27	EUR	2,100	2,187,607
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		620	612,711
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	800	813,648
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26		498	470,704
6.612%(ff)	10/19/27		505	512,397
BPER Banca SPA (Italy),
Covered Bonds, EMTN
3.750%	10/22/28	EUR	450	489,133
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		340	340,773
Sr. Non-Preferred Notes, EMTN
5.125%(ff)	07/19/34	EUR	200	228,996
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		1,200	1,194,602
5.875%	04/30/29		3,400	3,447,250
Cie de Financement Foncier SA (France),
Covered Bonds, EMTN
3.375%	09/16/31	EUR	900	974,745
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		170	166,238
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		675	647,383
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		850	805,707
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29		2,580	2,472,601
Sub. Notes
5.827%(ff)	02/13/35		90	89,209
6.174%(ff)	05/25/34		65	66,115

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.841%(ff)	01/23/30			200	$199,332
6.645%(ff)	04/25/35	(a)		85	87,928
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30			343	338,032
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31		EUR	1,400	1,212,893
Sr. Preferred Notes, GMTN
3.500%	12/14/26		AUD	400	254,959
Credit Agricole Italia SpA (Italy),
Covered Bonds
0.375%	01/20/32		EUR	100	86,134
3.500%	01/15/30		EUR	200	215,189
Covered Bonds, EMTN
3.500%	07/15/33		EUR	200	216,923
Credit Agricole SA (France),
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28		EUR	200	189,313
4.375%	11/27/33		EUR	400	443,063
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30		EUR	250	278,426
Danske Mortgage Bank PLC (Finland),
Covered Bonds
3.500%	01/29/29		EUR	425	460,562
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28			585	543,749
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27		EUR	2,100	2,138,806
Sr. Preferred Notes
5.414%	05/10/29			705	702,509
Sub. Notes, EMTN
3.662%(ff)	04/10/25		CNH	1,000	136,275
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30		AUD	940	553,938
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29			125	128,174
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26		EUR	1,000	1,006,125
3.500%	07/02/25		CNH	2,200	302,595
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28			350	375,722
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27			1,300	1,298,467
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26	(a)(oo)		825	771,935

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		2,155	$1,750,715
4.482%(ff)	08/23/28		340	332,121
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		615	540,014
3.000%(ff)	07/22/28	GBP	1,385	1,632,394
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35		145	142,778
6.208%(ff)	08/21/29		465	474,629
Iliad Holding SASU (Switzerland),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	450	481,629
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,130	1,115,126
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		60	48,843
2.069%(ff)	06/01/29		1,230	1,094,010
2.545%(ff)	11/08/32		415	346,012
2.580%(ff)	04/22/32(a)		72	60,791
3.702%(ff)	05/06/30		311	290,619
4.851%(ff)	07/25/28		425	420,437
5.012%(ff)	01/23/30(a)		1,050	1,041,439
5.040%(ff)	01/23/28		55	54,718
5.336%(ff)	01/23/35		100	99,480
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.875%(ff)	05/14/32	EUR	185	197,753
Mediobanca Banca di Credito Finanziario SpA (Italy),
Covered Bonds, EMTN
1.250%	11/24/29	EUR	340	324,493
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	623,494
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	919,439
5.173%(ff)	01/16/30		635	633,088
5.449%(ff)	07/20/29		250	251,484
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		100	63,750
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		1,340	1,174,657
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		430	365,547
Sub. Notes
2.484%(ff)	09/16/36		155	122,669
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28(a)		1,000	1,006,905
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.416%	05/17/27		500	499,581

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	1,594	$1,588,895
Permanent TSB Group Holdings PLC (Ireland),
Sr. Unsec’d. Notes
6.625%(ff)	06/30/29	EUR	185	213,199
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	137,869
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	293,430
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		400	328,023
Sr. Preferred Notes, EMTN
6.250%	06/22/33	GBP	100	133,454
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	2,100	2,141,433
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.688%(ff)	05/14/28		610	610,671
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26		315	315,613
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		315	313,795
Sr. Unsec’d. Notes, MTN
4.285%	09/13/24		200	199,374
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.435%(ff)	01/24/30		400	398,747
5.867%(ff)	06/08/34		100	100,846
7.161%(ff)	10/30/29		300	318,537
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34		165	167,299
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
5.617%(ff)	09/13/30		255	255,570
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	355	289,920
4.750%(ff)	03/17/32	EUR	535	598,582
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		1,545	1,483,370
Wells Fargo & Co.,
Sr. Unsec’d. Notes
6.303%(ff)	10/23/29		365	378,602
6.491%(ff)	10/23/34		155	165,337
Sr. Unsec’d. Notes, MTN
5.198%(ff)	01/23/30		1,380	1,374,070
5.557%(ff)	07/25/34		170	169,977

				69,577,116

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40	350	$308,720
5.550%	01/23/49	175	176,305
Molson Coors Beverage Co.,
Gtd. Notes
3.800%	06/15/32	EUR 1,000	1,075,692

			1,560,717

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33	75	69,472
5.150%	03/02/28	305	304,974
5.600%	03/02/43	55	54,195
Royalty Pharma PLC,
Gtd. Notes
5.150%	09/02/29	210	207,877
5.900%	09/02/54	150	144,297

			780,815

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR 530	577,845
4.375%	05/29/25	EUR 500	537,621
4.500%	11/29/32	EUR 400	448,119
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	707	682,520
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	238	233,800
4.875%	12/15/27(a)	1,200	1,133,256
Owens Corning,
Sr. Unsec’d. Notes, 144A
3.500%	02/15/30	365	332,533
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR 165	155,713
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	2,295	2,242,023
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	2,164	1,954,988

			8,298,418

Chemicals — 0.0%
Celanese US Holdings LLC,
Gtd. Notes
6.165%	07/15/27(a)	725	735,814
6.330%	07/15/29(a)	180	185,177
6.350%	11/15/28	505	518,763
6.550%	11/15/30	165	172,481
6.700%	11/15/33(a)	25	26,270

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26	340	$337,730

			1,976,235

Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
4.375%	07/03/29	200	179,125
5.000%	08/02/41	200	156,125
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR 600	634,421
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	43	42,880
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	1,200	1,050,755
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	1,370	1,248,193
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29	880	820,425
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29	640	582,300
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR 100	92,564
5.125%	06/14/33	EUR 100	111,190
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	275	286,793
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25	1,200	1,132,308
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR 700	722,021
4.250%	09/25/30	GBP 435	512,079
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.000%	02/15/29	190	189,553
5.400%	05/01/53	50	48,316
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28	700	741,043
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR 700	758,005
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50	159	107,686

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		2,950	$2,565,447
3.875%	02/15/31		86	76,777
4.875%	01/15/28(a)		695	673,078
5.250%	01/15/30(a)		2,140	2,071,556
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		76	65,430

				14,868,070

Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		761	822,993

Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%
5.301%(c)	12/15/54		100	99,112

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,829	2,551,846
LKQ Corp.,
Gtd. Notes
5.750%	06/15/28		315	318,086
LKQ Dutch Bond BV,
Gtd. Notes
4.125%	03/13/31	EUR	315	336,503

				3,206,435

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		440	410,439
American Express Co.,
Sub. Notes
5.625%(ff)	07/28/34		100	100,212
BlackRock Funding, Inc.,
Gtd. Notes
5.250%	03/14/54		80	77,291
BPCE SFH SA (France),
Covered Bonds
1.125%	04/12/30	EUR	300	286,349
Capital One Financial Corp.,
Sr. Unsec’d. Notes
5.700%(ff)	02/01/30(a)		215	215,867
6.377%(ff)	06/08/34		880	903,621
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	1,722	1,743,421
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,243	1,230,506
Credit Mutuel Home Loan SFH SA (France),
Covered Bonds, EMTN
3.250%	04/20/29	EUR	500	535,935

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34		279	$313,751
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/31		335	337,515
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		220	220,879
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75	68,866
5.500%	08/15/28		837	804,825
6.000%	01/15/27		2,805	2,775,332
OMERS Finance Trust (Canada),
Gtd. Notes
3.500%	04/19/32		708	643,100
Gtd. Notes, 144A
3.125%	01/25/29	EUR	325	345,524
3.500%	04/19/32		920	835,667
4.000%	04/20/28		466	452,509
5.500%	11/15/33		557	578,489
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		2,570	2,609,082
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	699	729,044
2.000%	04/16/31		1,134	953,612
Gtd. Notes, 144A
1.250%	09/27/30		990	804,729
2.000%	04/16/31		1,372	1,153,752
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	2,274	2,157,331
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		665	604,632
5.750%	09/15/31(a)		950	890,485
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,000	960,974
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		450	517,117
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
3.250%	07/02/34	EUR	635	673,990

				24,934,846

Electric — 0.4%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	600	573,293
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		388	319,443

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		466	$412,159
4.500%	02/15/28		1,181	1,123,215
5.250%	06/01/26		98	96,942
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		845	788,657
5.000%	02/01/31		1,035	965,634
5.125%	03/15/28		3,189	3,067,174
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	500	499,368
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,271	1,110,082
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		245	237,738
E.ON International Finance BV (Germany),
Gtd. Notes, EMTN
6.375%	06/07/32	GBP	100	135,342
E.ON SE (Germany),
Sr. Unsec’d. Notes, EMTN
4.125%	03/25/44	EUR	140	147,993
EDP - Energias de Portugal SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	300	323,756
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.875%	09/28/34	EUR	310	247,554
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	900	957,296
Sr. Unsec’d. Notes, EMTN
3.625%	01/11/30	EUR	700	748,661
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		2,800	2,711,912
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26(a)		415	409,825
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33		145	141,455
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	1,300	1,333,893
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		800	657,500
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		1,030	1,071,200
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		90	89,153

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	200	$188,688
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.809%	06/12/33		140	140,379
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		284	171,571
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		76	62,783
5.783%	09/16/52		40	39,105
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,721	1,707,856
Gtd. Notes, 144A
3.375%	02/15/29		230	204,602
3.625%	02/15/31		1,378	1,182,261
3.875%	02/15/32(a)		337	289,768
5.250%	06/15/29		201	193,107
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		475	519,007
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	1,100	1,128,072
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
3.278%(s)	04/11/31	CAD	1,000	551,806
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		310	220,437
4.200%	03/01/29(a)		734	694,191
4.950%	07/01/50		60	49,553
5.550%	05/15/29		400	400,876
6.100%	01/15/29		310	317,293
6.950%	03/15/34		240	258,425
Sr. Sec’d. Notes
3.250%	06/01/31		90	77,410
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,000	890,562
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.250%	09/15/26		105	98,652
Sempra,
Sr. Unsec’d. Notes
3.700%	04/01/29		115	107,656
Southern California Edison Co.,
First Mortgage
5.650%	10/01/28		120	122,066
5.850%	11/01/27		240	244,664
5.950%	11/01/32		85	87,848
Southern Co. (The),
Sr. Unsec’d. Notes
5.500%	03/15/29		300	303,987
5.700%	03/15/34		145	147,528

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		2,882	$2,855,107
8.000%(ff)	10/15/26(oo)		3,078	3,102,200
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		2,375	2,455,486
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,547	3,431,890
5.500%	09/01/26		15	14,798
5.625%	02/15/27		1,169	1,149,410
6.875%	04/15/32		515	522,826

				42,101,115

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		625	627,500
6.625%	03/15/32		470	475,286
7.250%	06/15/28		546	556,388

				1,659,174

Electronics — 0.0%
Assa Abloy AB (Sweden),
Sr. Unsec’d. Notes, EMTN
3.875%	09/13/30	EUR	620	676,433
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	750	803,879
3.700%	08/15/29	EUR	750	800,615
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	700	751,905
4.125%	11/02/34	EUR	265	289,949
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		105	91,585

				3,414,366

Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	1,155	1,070,588
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	192,135
2.000%	02/15/33	EUR	3,000	2,723,080
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	2,035	2,117,442
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		595	558,556
5.500%	07/31/47		400	331,375
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		355	333,256

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Engineering & Construction (cont’d.)
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		694	$611,187

				7,937,619

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		2,100	1,924,700
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		1,125	1,130,488
7.000%	02/15/30		775	791,918
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		1,600	1,488,569
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		1,046	1,009,436
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,753	1,194,162
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		570	560,868
4.054%	03/15/29(a)		165	152,383
5.050%	03/15/42(a)		520	422,589
6.412%	03/15/26		305	304,934
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	43,790
7.125%	02/15/31(a)		630	653,222

				9,677,059

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		470	478,812
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28		495	496,968
5.500%	09/18/26(a)		410	409,870

				1,385,650

Foods — 0.2%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		850	788,451
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	6,320	7,975,011
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,660,284
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,222	1,413,420

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	10/23/30	EUR	1,000	$1,071,075
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		500	493,415
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		647	586,574
4.375%	01/31/32		874	778,978
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		400	385,615
Sr. Sec’d. Notes, 144A
6.250%	02/15/32(a)		550	551,401
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,075	963,433
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/29		40	40,080

				17,707,737

Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		120	104,520

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		75	70,655
5.875%	08/20/26		376	364,311
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	300	267,427
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	1,300	1,152,391

				1,854,784

Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26		500	502,202

Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
3.375%	03/08/29	EUR	700	742,568
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		520	519,443
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,300	1,197,010
Medline Borrower LP/Medline Co.-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29(a)		1,495	1,511,679

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	1,400	$1,514,251
3.875%	10/15/36	EUR	400	433,936

				5,918,887

Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		194	160,394
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		444	384,790
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		150	128,040
4.625%	06/01/30		2,605	2,357,251
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32		200	176,133
4.125%	06/15/29		65	61,560
5.250%	06/15/26		950	946,279
5.375%	02/01/25		1,645	1,639,059
5.875%	02/01/29		490	498,923
5.900%	06/01/53		95	92,483
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27		50	47,773
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		1,715	1,712,395
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		550	512,056
4.375%	01/15/30		1,710	1,584,546
4.625%	06/15/28		855	813,296
5.125%	11/01/27		1,041	1,018,695
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		243	171,553
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		35	28,274
4.375%	03/15/42		240	210,885
4.750%	07/15/45		47	42,596
5.250%	02/15/28		205	207,678

				12,794,659

Holding Companies-Diversified — 0.0%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.875%	03/25/44		200	204,875

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		134	120,704
6.625%	01/15/28		2,294	2,291,504

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	$49,271
7.250%	10/15/29(a)		1,108	1,107,986
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		506	452,764
6.250%	09/15/27		741	729,359
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,165	1,970,150
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	81,356
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		500	481,472
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,774	1,632,080
5.250%	12/15/27		882	856,934
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		2,190	2,158,744
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		310	308,506
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		905	867,393

				13,108,223

Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		534	459,823
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		266	139,879

				599,702

Insurance — 0.1%
Allianz SE (Germany),
Jr. Sub. Notes
3.375%(ff)	09/18/24(oo)	EUR	200	213,040
Sub. Notes
5.824%(ff)	07/25/53	EUR	200	234,569
Aon North America, Inc.,
Gtd. Notes
5.300%	03/01/31		295	294,009
5.750%	03/01/54		90	87,943
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	370	415,138
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		335	329,361

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		1,000	$996,249
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		815	710,547
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	700	656,627
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53(a)		170	171,722
New York Life Global Funding,
Sec’d. Notes, 144A, MTN
5.000%	06/06/29		469	467,586
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		162	142,818
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	1,360	1,634,118
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		130	95,511

				6,449,238

Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	465	513,623
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		400	291,500

				805,123

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	1,200	1,176,706

Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	202,375

Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28		1,275	1,380,731
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		1,575	1,557,281
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		800	790,000
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		250	258,013

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		1,025	$1,014,750
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		1,475	1,460,250

				6,461,025

Lodging — 0.0%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		195	186,143
6.000%	08/15/29		105	105,791
6.200%	08/15/34		150	150,960
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)		2,009	1,912,432
6.500%	04/15/32		2,000	1,990,720
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		1,225	1,199,376

				5,545,422

Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		300	310,497
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31		225	226,137
5.700%	06/15/54		80	80,556
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26		420	417,401
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		850	878,068
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	3,485	3,732,261

				5,644,920

Media — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29		3,450	2,505,562
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		265	213,713
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		105	85,703
4.500%	08/15/30		50	42,281
4.750%	03/01/30		1,548	1,340,817
5.000%	02/01/28		90	84,157
5.125%	05/01/27		315	302,316
5.375%	06/01/29		245	222,859

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32		400	$309,180
3.900%	06/01/52		1,303	816,654
6.150%	11/10/26		415	418,881
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		185	184,879
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28		500	502,627
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,600	999,882
4.125%	12/01/30		425	276,160
5.375%	02/01/28		725	550,671
5.500%	04/15/27		430	349,015
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	566,391
5.750%	01/15/30		1,000	376,921
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $45,563; purchased 01/31/24)(f)
6.625%	08/15/27(d)		675	13,500
Sec’d. Notes, 144A (original cost $716,625; purchased 08/30/22)(f)
5.375%	08/15/26(d)		3,675	79,841
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		110	43,302
5.875%	11/15/24		215	205,089
7.375%	07/01/28		410	174,060
7.750%	07/01/26		3,439	2,134,894
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		2,150	2,112,014
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		1,420	1,383,851
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,100	1,180,251
5.250%	05/15/29	GBP	675	776,142

				18,251,613

Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	170	188,614
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		640	717,062
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		400	391,544

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		650	$646,710

				1,943,930

Miscellaneous Manufacturing — 0.0%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	900	962,416
3.375%	05/17/32	EUR	700	742,771
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.500%	02/20/32	EUR	300	263,589

				1,968,776

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	500	548,254
5.000%	01/24/29		670	667,689
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	1,395	1,475,762
4.125%	02/13/34		968	939,213
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	227,020
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	165,269
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	161	137,623
3.000%	10/14/33	EUR	320	341,862

				4,502,692

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		865	809,218

Oil & Gas — 0.2%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26		510	515,760
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		810	688,045
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26		550	511,181
5.600%	06/13/28		440	443,480
6.000%	06/13/33		385	387,383
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		70	67,815
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		1,177	1,178,890
9.000%	11/01/27		35	43,421
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)		648	663,425

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	1,360	$1,393,528
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		222	211,581
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26		720	713,122
5.875%	02/01/29		1,851	1,831,989
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		700	700,018
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		450	472,148
8.625%	11/01/30		225	241,500
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		800	815,482
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		325	325,779
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30		320	318,469
5.200%	04/18/27		455	455,193
5.750%	04/18/54		115	111,426
5.900%	04/18/64		40	38,615
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		400	403,895
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25(a)		665	652,391
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		145	140,338
6.000%	04/15/30		628	606,362
6.000%	02/01/31		145	138,578
6.250%	04/15/32		1,041	1,001,682
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		35	34,037
7.125%	02/01/27(a)		47	47,529
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		715	715,779
6.375%	09/01/28(a)		70	72,213
6.950%	07/01/24		184	184,000
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28		460	465,226
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,300	1,328,528

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,200	$1,463,570
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	1,900	1,853,580
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		460	457,184
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		1,220	1,062,469
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29		1,900	1,842,395
TotalEnergies Capital SA (France),
Gtd. Notes
5.488%	04/05/54		190	187,104
5.638%	04/05/64		85	85,084
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,360	1,317,965
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29		530	531,139

				26,719,298

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		1,475	1,482,903
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		1,311	1,223,715
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		1,650	1,546,044

				4,252,662

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		3	2,603
4.250%	11/21/49		6	4,993
4.700%	05/14/45		50	45,163
4.950%	03/15/31		290	289,238
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		600	572,434
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		323	225,079
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		553	286,178
5.000%	02/15/29		844	410,395
5.250%	01/30/30		2,669	1,241,085

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
5.250%	02/15/31		657	$305,505
6.250%	02/15/29		4,024	2,032,120
7.000%	01/15/28		107	57,646
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		450	336,762
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	400	430,380
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.500%	02/22/44		90	88,850
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26		310	309,723
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		650	603,696
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		650	583,612
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26		315	310,986
Sandoz Finance BV (Netherlands),
Sr. Unsec’d. Notes
4.220%	04/17/30	EUR	975	1,065,632

				9,202,080

Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,700	1,649,417
5.750%	03/01/27		426	422,822
6.625%	02/01/32		475	479,190
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34		210	209,734
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34		145	142,577
6.042%	08/15/28		405	414,116
6.055%	08/15/26		310	312,426
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		325	332,063
6.497%	08/15/43		155	161,307
Enbridge, Inc. (Canada),
Gtd. Notes
5.250%	04/05/27(a)		465	464,492
6.200%	11/15/30		115	120,745
6.700%	11/15/53		220	240,614
Gtd. Notes, MTN
3.200%	06/08/27	CAD	300	210,934
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,684	1,666,157
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		2,610	2,581,854

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes
5.400%	10/01/47		790	$706,700
6.050%	12/01/26		835	846,207
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		1,175	1,187,975
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		326	316,674
5.200%	03/01/47(a)		675	604,358
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28		200	203,043
5.800%	11/01/30		110	112,512
6.050%	09/01/33		590	607,587
6.350%	01/15/31		80	83,814
6.625%	09/01/53		75	80,087
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28		912	873,214
6.000%	12/31/30		750	699,348
Targa Resources Corp.,
Gtd. Notes
6.150%	03/01/29		960	990,940
6.500%	03/30/34		115	121,733
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		40	36,448
4.125%	08/15/31		40	35,906
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		65	63,905
4.050%	02/01/30		825	767,588
5.250%	02/01/50		342	297,588
5.300%	03/01/48		555	476,557
5.450%	04/01/44		775	693,853
6.350%	01/15/29		300	309,449
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		589	565,504
4.900%	03/15/29		415	409,216

				20,498,654

Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	955	839,673
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	400	376,203
1.625%	04/20/30	EUR	200	181,131
2.200%	07/24/25	EUR	2,035	2,130,977
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,600	2,471,299

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	2,035	$2,008,112
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		400	327,256
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	500	474,551
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	272,612
3.200%	08/14/27	CNH	7,000	958,842

				10,040,656

Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		1,340	1,265,481
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	363,788
9.750%	06/15/25		156	155,735
Sr. Unsec’d. Notes
4.750%	02/15/28		979	803,971
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		790	708,472
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		675	438,991
4.625%	08/01/29(a)		280	205,737
5.000%	10/15/27(a)		897	748,149
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	340	378,438
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	500	557,450
5.750%	12/05/31	GBP	585	753,067
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,720	1,719,775
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		2,725	2,431,646
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	917,558
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		700	675,371
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		60	59,202
4.125%	08/15/30		10	9,083
4.250%	12/01/26		30	28,954

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.500%	09/01/26		130	$126,488
4.500%	01/15/28		435	418,359
4.625%	06/15/25		70	69,173
5.750%	02/01/27		5	5,003
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	900	960,715

				13,800,606

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		429	401,651
6.125%	06/15/29		785	785,000
AutoZone, Inc.,
Sr. Unsec’d. Notes
6.250%	11/01/28		110	114,740
6.550%	11/01/33		145	155,689
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	3,500	3,975,548
12.000%	11/30/28		2,275	2,409,248
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	367,534
3.875%	10/01/31		1,161	968,758
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40		130	101,196
4.950%	09/15/52		30	27,750
5.400%	06/25/64		185	180,291
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		695	686,566
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31		1,068	960,671

				11,134,642

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		294	263,091
2.600%	02/15/33		1,060	858,201
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		40	34,090
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.150%	01/25/32		525	535,580
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41		85	58,832
4.250%	12/15/42		32	26,555
4.600%	03/25/40		30	27,062
4.800%	10/01/41		40	36,355
4.875%	02/10/26		210	208,751
5.600%	02/21/54		95	92,137

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29		125	$127,608
SK Hynix, Inc. (South Korea),
Sr. Unsec’d. Notes
6.500%	01/17/33		400	420,625

				2,688,887

Software — 0.0%
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26		484	484,758

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		720	675,863
2.550%	12/01/33		95	75,512
3.500%	06/01/41		147	112,457
3.950%	04/30/31	EUR	1850	922,809
5.539%	02/20/26		315	315,024
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.800%	02/26/27		315	314,124
5.300%	02/26/54		150	147,075
5.350%	02/26/64		215	209,114
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		300	241,500
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26		200	198,437
7.000%	10/15/28		200	198,250
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	400	433,741
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		1,400	1,396,835
10.750%	12/15/30		1,200	1,197,121
11.000%	11/15/29		3,350	3,432,161
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375% (ff)	01/15/25(oo)	EUR	1,300	1,367,377
Rogers Communications, Inc. (Canada),
Gtd. Notes
5.000%	02/15/29		255	252,201
5.300%	02/15/34(a)		225	220,850
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		100	114,250
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		773	929,545
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		260	261,577
7.625%	03/01/26		25	25,687

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		55	$39,306
5.500%	01/15/55		65	62,633
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		107	73,720
2.850%	09/03/41		27	18,917
2.875%	11/20/50		60	37,738
2.987%	10/30/56		101	61,829
3.000%	11/20/60		65	38,909
4.125%	03/16/27		280	272,939
5.500%	02/23/54		65	63,650
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,300	1,415,474
4.500%	07/15/31	GBP	2,100	2,186,748

				17,313,373

Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,450	1,676,647
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	700	750,908
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		2,975	2,778,386
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	448,249
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	92,636
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	240	204,793
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	800	596,891
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		175	179,199
7.125%	02/01/32		495	506,853

				7,234,562

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		780	773,647
5.350%	01/12/27		20	19,970
5.550%	05/01/28		195	196,303
5.750%	05/24/26		490	491,468
6.050%	08/01/28		350	358,565

				1,839,953

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51	111	$75,323

TOTAL CORPORATE BONDS (cost $475,506,885)			452,611,103

FLOATING RATE AND OTHER LOANS — 0.1%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
10.176%(c)	11/17/28	978	934,265

Commercial Services — 0.0%
Adtalem Global Education, Inc.,
2024 Repricing Term Loan, 1 Month SOFR + 3.500%
8.844%(c)	08/11/28	167	168,099

Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
8.579%(c)	03/01/29	2,235	2,232,393

Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term Loan, 1 Month SOFR + 3.114%
8.458%(c)	03/20/28	1,772	1,770,136

Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.829%(c)	01/18/28	200	191,900
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24	393	545,634
First Lien Term Loan, 1 Month SOFR + 10.100%
15.429%(c)	05/25/26	378	352,129
Second Lien Term Loan
8.175%	08/24/26	2,264	43,008

			1,132,671

Retail — 0.1%
Peer Holding III BV (Netherlands),
Term Loan B-6
—%(p)	06/30/31	6,000	6,412,315

Telecommunications — 0.0%
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.075%(c)	05/29/27	1,331	1,288,073

TOTAL FLOATING RATE AND OTHER LOANS (cost $13,878,510)			13,937,952

MUNICIPAL BONDS — 0.0%
California — 0.0%
California State University,
Taxable, Revenue Bonds, Series E
2.897%	11/01/51	260	184,193
Los Angeles County Metropolitan Transportation Authority Sales Tax
Revenue,
Revenue Bonds, BABs
5.735%	06/01/39	55	56,598

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
California (cont’d.)
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	160	$175,405
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	439,155
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	1,110	927,674

			1,783,025

New York — 0.0%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	240	266,508

Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Series A
0.000%(cc)	11/01/51	696	435,089

TOTAL MUNICIPAL BONDS (cost $2,620,498)			2,484,622

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.585%(c)	03/25/42	130	144,397
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.585%(c)	03/25/42	100	108,463
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.785%(c)	04/25/34	150	153,410
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.335%(c)	11/25/41	90	90,680
Fannie Mae REMIC,
Series 2017-66, Class BD
3.000%	09/25/47	376	329,521
Series 2022-24, Class AD
4.000%	05/25/49	98	91,677
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.335%(c)	08/25/33	190	208,209
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.485%(c)	12/25/33	145	160,933
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.435%(c)	09/25/41	430	433,717
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.685%(c)	12/25/41	200	202,463

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		65	$10,601
Series 4910, Class MI, IO
4.000%	08/25/49		83	17,142
Series 5020, Class IH, IO
3.000%	08/25/50		381	64,654
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		747	724,169
Government National Mortgage Assoc.,
Series 2021-215, Class KA
2.500%	10/20/49		525	452,742
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.935%(c)	04/25/34		204	204,473
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.235%(c)	04/25/34		200	203,860
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		983	991,742
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.460%(c)	10/25/59		23	23,125

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,529,149)				4,615,978

SOVEREIGN BONDS — 1.1%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,500	1,361,406
Australia Government Bond (Australia),
Bonds, Series 165
1.750%	11/21/32	AUD	1,843	1,013,030
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	753	484,519
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	1,320	692,517
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	3,274	1,208,629
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	1,441	888,170
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	350	236,941
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	200	212,479
4.690%	10/28/34	EUR	200	219,856
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	380,417
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	400	357,029

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,784	$3,729,605
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	50	32,062
4.125%	09/23/29	EUR	900	987,951
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	485	540,025
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	600	441,304
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
4.150%	06/15/33	CAD	500	372,724
Canadian Government Bond (Canada),
Bonds
1.250%	03/01/27	CAD	1,257	862,079
1.750%	12/01/53	CAD	190	96,299
2.000%	06/01/32	CAD	471	308,621
4.000%	06/01/41	CAD	264	205,283
China Government Bond (China),
Sr. Unsec’d. Notes
3.900%	07/04/36	CNH	500	75,979
3.950%	06/29/43	CNH	18,500	2,868,939
4.000%	11/30/35	CNH	5,000	773,992
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,460	1,307,061
City of Montreal Canada (Canada),
Unsec’d. Notes
3.150%	09/01/28	CAD	500	353,858
4.400%	12/01/43	CAD	550	388,048
City of Toronto Canada (Canada),
Unsec’d. Notes
2.600%	09/24/39	CAD	300	171,965
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,070	2,183,857
Colombian TES (Colombia),
Bonds, Series B
6.250%	07/09/36	COP	688,500	114,075
7.000%	03/26/31	COP	892,700	179,955
7.250%	10/26/50	COP	358,700	55,832
9.250%	05/28/42	COP	338,200	67,410
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	96,888
1.125%	03/04/33	EUR	200	178,581
1.500%	06/17/31	EUR	2,205	2,106,851
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,900	2,157,164
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 138
1.750%	06/23/32	CZK	5,020	180,328
Sr. Unsec’d. Notes, Series 142
1.950%	07/30/37	CZK	1,880	61,883

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,624	$284,843
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	255	284,101
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	273	224,655
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	490	450,251
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	935	533,871
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, Series 10Y, 144A
3.000%	09/15/34	EUR	340	361,238
French Republic Government Bond OAT (France),
Bonds, 144A
3.000%	06/25/49	EUR	666	638,923
3.250%	05/25/55	EUR	494	480,700
Bonds, 144A, Series OAT
2.500%	09/24/27	EUR	812	855,108
2.750%	02/25/30	EUR	337	355,162
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	4,400	3,900,132
3.375%	06/15/34	EUR	126	130,816
4.125%	06/15/54	EUR	1,027	1,056,374
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	142,958
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	4,000	569,432
Hungary Government Bond (Hungary),
Bonds, Series 29/A
2.000%	05/23/29	HUF	30,880	67,762
Bonds, Series 32/A
4.750%	11/24/32	HUF	24,670	58,210
Bonds, Series 33/A
2.250%	04/20/33	HUF	50,810	97,129
Bonds, Series 35/A
7.000%	10/24/35	HUF	850	2,330
Bonds, Series 38/A
3.000%	10/27/38	HUF	22,520	40,019
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	3,290	2,907,927
6.125%	05/22/28		200	203,750
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	196,250
6.750%	09/25/52		200	214,475
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	1,000	945,677

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	1,100	$934,337
5.650%	01/11/53		300	303,844
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	4,080	4,362,649
Indonesia Treasury Bond (Indonesia),
Bonds, Series 089
6.875%	08/15/51	IDR	1,683,000	99,798
Bonds, Series 090
5.125%	04/15/27	IDR	2,960,000	173,714
Bonds, Series 095
6.375%	08/15/28	IDR	2,518,000	151,727
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.200%	10/18/30	EUR	258	235,309
1.300%	05/15/33	EUR	210	197,748
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	100	82,520
1.500%	01/18/27	EUR	100	98,910
6.875%	10/21/34	GBP	200	269,936
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
3.350%	07/01/29	EUR	465	493,279
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	5,680	4,910,072
Sr. Unsec’d. Notes, Series 16Y, 144A
0.950%	03/01/37	EUR	910	668,641
Sr. Unsec’d. Notes, Series 26Y, 144A
3.350%	03/01/35	EUR	60	60,267
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	420	448,044
Japan Government Ten Year Bond (Japan),
Bonds, Series 365
0.100%	12/20/31	JPY	320,300	1,890,170
Japan Government Thirty Year Bond (Japan),
Bonds, Series 32
2.300%	03/20/40	JPY	494,750	3,380,288
Bonds, Series 65
0.400%	12/20/49	JPY	839,400	3,506,013
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	185	165,745
2.375%	11/09/28	EUR	1,670	1,732,037
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 098, 144A
3.300%	06/22/54	EUR	131	131,960
Sr. Unsec’d. Notes, Series 100, 144A
2.850%	10/22/34	EUR	738	770,757
Sr. Unsec’d. Notes, Series 101, 144A,
3.500%	06/22/55	EUR	175	181,730
Korea Treasury Bond (South Korea),
Bonds, Series 2712
2.375%	12/10/27	KRW	1,137,470	803,299
Bonds, Series 4009
1.500%	09/10/40	KRW	599,580	341,425

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Bonds, Series 5203
2.500%	03/10/52	KRW	809,350	$510,366
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,612,670	1,078,666
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	600	507,553
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	700	679,150
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	200	225,234
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	318	65,649
Bonds, Series 0123
4.457%	03/31/53	MYR	220	48,407
Bonds, Series 0307
3.502%	05/31/27	MYR	1,420	300,763
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	9,231	448,639
7.000%	09/03/26	MXN	3,203	163,152
7.500%	05/26/33	MXN	4,327	203,255
8.000%	07/31/53	MXN	909	40,245
8.500%	03/01/29	MXN	7,226	371,678
Bonds, Series M20
7.500%	06/03/27	MXN	8,579	436,638
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	6,308	296,639
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,600	2,349,397
2.250%	08/12/36	EUR	735	598,233
3.771%	05/24/61		300	184,500
6.000%	05/07/36		200	194,800
6.350%	02/09/35		200	201,100
6.400%	05/07/54		200	190,250
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/38	EUR	745	537,505
0.000%	01/15/52	EUR	118	58,635
2.500%	01/15/30	EUR	571	604,940
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.250%	02/20/36	AUD	1,346	821,235
New Zealand Government Bond (New Zealand),
Unsec’d. Notes, Series 0433
3.500%	04/14/33	NZD	527	294,541
Unsec’d. Notes, Series 0551
2.750%	05/15/51	NZD	705	287,861
Unsec’d. Notes, Series 0554
5.000%	05/15/54	NZD	3,295	2,004,082
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, 144A, Series 488
3.625%	05/31/39	NOK	305	28,538

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Sr. Unsec’d. Notes, Series 486, 144A
3.000%	08/15/33	NOK	2,777	$247,066
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	168,700
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	1,158	265,107
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	2,655	2,240,044
2.750%	01/30/26	EUR	655	689,416
2.783%	01/23/31		125	107,062
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,520	1,417,750
1.200%	04/28/33	EUR	1,170	1,010,632
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	10/20/34	EUR	420	435,316
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
5.200%	05/15/34	AUD	545	362,453
Unsec’d. Notes
3.100%	06/01/50	CAD	181	106,219
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	184	99,731
Sr. Unsec’d. Notes, MTN
5.250%	05/23/34	AUD	1,010	673,404
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		604	578,434
2.550%	12/02/52	CAD	303	157,732
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	969	1,097,987
Unsec’d. Notes
3.450%	06/02/45	CAD	439	279,258
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		1,190	1,127,659
Unsec’d. Notes
3.100%	12/01/51	CAD	678	395,996
3.500%	12/01/45	CAD	102	65,010
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	200	122,115
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	875	547,848
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	490	465,059
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
1.500%	02/20/47	EUR	418	320,124
2.900%	02/20/33	EUR	201	213,276

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		400	$356,032
4.000%	10/17/49		690	508,135
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,436	1,847,559
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		665	653,683
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	509	96,214
Bonds, Series 1033
6.000%	10/25/33	PLN	352	89,572
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.125%	09/18/34		81	79,696
5.500%	03/18/54		30	29,102
Romania Government Bond (Romania),
Bonds
4.750%	10/11/34	RON	265	48,215
Bonds, Series 08Y
4.850%	07/25/29	RON	330	65,588
Bonds, Series 10Y
8.250%	09/29/32	RON	395	92,424
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	35	34,414
Sr. Unsec’d. Notes, 144A
5.875%	01/30/29		150	149,016
6.625%	02/17/28		118	120,436
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	45	40,708
5.375%	03/22/31	EUR	235	248,842
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	2,000	1,742,302
3.875%	10/29/35	EUR	45	40,708
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	89	61,776
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	1,175	944,561
Sr. Unsec’d. Notes, 144A, MTN
5.000%	01/16/34		200	196,500
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	2,350	2,140,796
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	1,875	1,923,945
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	500	521,025
Singapore Government Bond (Singapore),
Bonds
2.125%	06/01/26	SGD	441	317,346
3.375%	05/01/34	SGD	378	282,811
3.500%	03/01/27	SGD	205	151,921
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	227	130,444

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	400	$424,352
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	53	52,289
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	300	330,395
Slovenia Government International Bond (Slovenia),
Bonds, 144A
5.000%	09/19/33		1,400	1,388,982
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
3.500%	05/31/29	EUR	813	888,149
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	6,300	3,584,230
1.200%	10/31/40	EUR	440	325,298
1.900%	10/31/52	EUR	600	421,610
3.250%	04/30/34	EUR	558	591,198
3.450%	10/31/34	EUR	527	565,779
3.450%	07/30/43	EUR	368	372,714
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	100	128,717
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	681	521,010
Sweden Government Bond (Sweden),
Bonds, Series 1065
1.750%	11/11/33	SEK	3,140	285,386
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	151	192,933
3.250%	06/27/27	CHF	517	617,928
3.500%	04/08/33	CHF	457	635,203
Thailand Government Bond (Thailand),
Bonds
2.750%	06/17/52	THB	3,909	93,077
Sr. Unsec’d. Notes
2.800%	06/17/34	THB	2,690	73,727
4.000%	06/17/55	THB	938	27,774
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.000%	09/17/35	AUD	1,790	860,785
Local Gov’t. Gtd. Notes, MTN
2.000%	11/20/37	AUD	823	365,934
United Kingdom Gilt (United Kingdom),
Bonds
0.875%	07/31/33	GBP	4,729	4,511,065
3.750%	10/22/53	GBP	667	721,594
4.250%	12/07/46	GBP	490	584,957
4.375%	07/31/54	GBP	584	704,135
4.500%	06/07/28	GBP	1,257	1,606,913
4.750%	10/22/43	GBP	133	171,064

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
United Kingdom Inflation-Linked Gilt(United Kingdom),
Bonds, Series 3MO
0.750%	11/22/33	GBP	962	$1,233,045

TOTAL SOVEREIGN BONDS (cost $145,390,729)				131,468,987

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Mortgage Corp.
1.500%	04/01/41		172	139,465
2.000%	10/01/35		246	217,561
2.000%	06/01/37		115	101,124
2.000%	08/01/40		322	271,573
2.000%	03/01/51		47	37,783
2.000%	05/01/51		316	250,391
2.500%	06/01/30		49	46,157
2.500%	11/01/35		66	60,212
2.500%	01/01/51		678	561,392
2.500%	02/01/51		112	93,666
2.500%	07/01/51		85	69,813
2.500%	08/01/51		545	446,863
2.500%	11/01/51		146	122,166
3.000%	06/01/30		14	13,030
3.000%	01/01/32		65	61,899
3.000%	09/01/35		55	50,831
3.000%	08/01/46		175	153,384
3.000%	01/01/50		152	131,624
3.000%	02/01/50		176	151,665
3.500%	10/01/30		12	11,661
3.500%	12/01/30		20	19,643
3.500%	04/01/33		39	37,688
3.500%	08/01/33		116	111,378
3.500%	07/01/45		78	70,829
3.500%	03/01/48		393	355,669
4.000%	01/01/33		108	104,921
4.000%	06/01/42		33	31,512
4.000%	05/01/44		99	93,080
4.000%	09/01/44		66	62,271
4.000%	04/01/45		17	16,373
4.000%	05/01/45		48	45,144
4.000%	10/01/45		100	93,797
4.000%	05/01/46		59	55,033
4.000%	01/01/47		79	74,100
4.000%	05/01/47		110	102,567
4.500%	12/01/34		18	17,427
4.500%	07/01/41		25	24,186
4.500%	03/01/44		32	30,758
4.500%	12/01/45		65	62,637
4.500%	12/01/45		104	100,477
4.500%	09/01/50		545	520,699
5.000%	02/01/42		87	86,428
5.000%	10/01/48		48	47,566
5.500%	08/01/40		6	5,863
5.500%	12/01/53		1,136	1,120,260
6.000%	12/01/52		256	258,172
6.000%	03/01/53		87	88,496
6.250%	07/15/32		180	201,577
6.750%	03/15/31(k)		1,865	2,108,587

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., MTN
1.865%(s)	12/14/29(k)	380	$295,047
Federal National Mortgage Assoc
1.500%	TBA	250	186,387
2.000%	TBA	1,035	809,322
2.000%	04/01/30	6	5,199
2.000%	07/01/30	31	28,140
2.000%	04/01/31	24	22,441
2.000%	05/01/36	208	184,292
2.000%	06/01/37	60	52,714
2.000%	07/01/37	25	21,989
2.000%	06/01/40	112	94,951
2.000%	11/01/40	22	18,997
2.000%	12/01/40	198	166,878
2.000%	01/01/41	57	47,933
2.000%	07/01/41	96	80,324
2.000%	11/01/41	368	311,081
2.000%	07/01/50	137	108,419
2.000%	12/01/50	573	456,522
2.000%	02/01/51	515	405,898
2.000%	03/01/51	140	111,765
2.000%	03/01/51	163	130,197
2.000%	07/01/51	429	339,523
2.000%	10/01/51	795	633,073
2.500%	TBA	1,534	1,252,427
2.500%	06/01/30	13	12,382
2.500%	07/01/30	28	26,828
2.500%	10/01/34	72	66,030
2.500%	04/01/37	333	298,528
2.500%	04/01/45	8	7,109
2.500%	09/01/46	8	6,747
2.500%	07/01/50	36	29,531
2.500%	12/01/51	316	262,753
2.500%	01/01/52	830	683,781
3.000%	06/01/30	44	41,583
3.000%	07/01/30	5	4,902
3.000%	07/01/30	32	30,034
3.000%	07/01/30	63	59,669
3.000%	09/01/30	31	29,256
3.000%	11/01/30	15	14,276
3.000%	03/01/31	49	46,277
3.000%	04/01/32	129	122,154
3.000%	07/01/33	52	48,530
3.000%	03/01/35	17	15,570
3.000%	09/01/35	27	24,942
3.000%	12/01/40	240	213,074
3.000%	11/01/42	144	127,074
3.000%	06/01/45	161	141,034
3.000%	08/01/45	166	145,301
3.000%	01/01/46	28	24,498
3.000%	10/01/46	60	52,340
3.000%	10/01/46	84	73,791
3.000%	11/01/46	226	197,122
3.000%	12/01/46	94	81,985
3.000%	12/01/49	150	129,002
3.000%	12/01/49	150	129,475
3.000%	03/01/50	149	128,529
3.000%	05/01/50	154	132,361

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	08/01/50	120	$102,967
3.500%	12/01/29	22	20,842
3.500%	05/01/30	18	17,109
3.500%	10/01/30	28	27,109
3.500%	11/01/32	34	32,481
3.500%	02/01/37	26	24,258
3.500%	06/01/42	117	106,795
3.500%	10/01/43	236	213,932
3.500%	04/01/47	282	254,885
3.500%	08/01/47	45	40,345
3.500%	10/01/50	795	712,236
3.500%	07/01/51	232	208,073
3.500%	09/01/57	176	155,355
3.500%	05/01/58	158	139,412
4.000%	04/01/35	28	27,154
4.000%	03/01/41	62	58,588
4.000%	11/01/42	88	83,329
4.000%	06/01/44	35	32,324
4.000%	11/01/44	93	87,999
4.000%	03/01/45	22	20,502
4.000%	11/01/45	34	31,572
4.000%	01/01/47	95	88,948
4.000%	04/01/47	69	64,782
4.000%	04/01/47	99	92,300
4.000%	12/01/47	195	182,390
4.000%	10/01/48	161	151,094
4.000%	02/01/49	242	223,859
4.000%	09/01/49	60	55,353
4.000%	03/01/51	193	179,121
4.260%	03/01/29	215	209,868
4.480%	02/01/29	189	186,251
4.500%	01/01/42	47	45,458
4.500%	03/01/44	20	19,178
4.500%	06/01/44	5	5,244
4.500%	05/01/48	124	119,034
4.500%	06/01/48	67	63,930
4.500%	01/01/51	192	183,962
4.570%	01/01/29	200	197,239
4.820%	04/01/29	190	189,959
4.910%	01/01/29	200	199,953
4.920%	12/01/28	200	200,250
5.000%	05/01/38	46	45,034
5.280%	01/01/29	200	202,541
5.500%	07/01/38	26	25,771
5.500%	05/01/39	31	31,498
5.500%	05/01/40	17	16,736
6.000%	TBA	5,712	5,727,842
6.000%	02/01/36	19	18,930
6.000%	11/01/38	17	17,142
6.000%	09/01/39	41	42,165
6.000%	06/01/40	23	23,707
6.000%	05/01/53	179	182,051
6.500%	TBA	225	228,990
6.625%	11/15/30(k)	855	954,884
7.000%	TBA	575	591,374
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	140	94,612

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
Government National Mortgage Assoc
2.000%	TBA	865	$699,907
2.000%	11/20/50	291	235,046
2.500%	TBA	325	273,165
2.500%	01/20/47	38	32,095
2.500%	11/20/49	332	281,288
3.000%	05/20/43	142	126,115
3.000%	11/20/43	166	147,176
3.000%	01/15/45	21	18,803
3.000%	04/20/45	141	125,449
3.000%	02/20/47	144	126,909
3.000%	06/20/47	323	285,060
3.000%	12/20/49	118	103,661
3.000%	01/20/50	141	123,395
3.500%	04/15/45	23	20,687
3.500%	09/20/45	163	149,105
3.500%	07/20/47	507	461,585
3.500%	08/20/47	168	153,100
3.500%	09/20/47	33	29,673
3.500%	11/20/47	26	23,858
3.500%	12/20/47	25	22,266
3.500%	03/20/48	90	81,941
4.000%	TBA	110	101,643
4.000%	03/15/44	46	43,361
4.000%	02/20/46	23	21,313
4.000%	03/20/46	103	96,673
4.000%	07/20/47	179	167,930
4.000%	12/20/47	66	62,232
4.000%	09/20/48	138	129,076
4.000%	06/20/50	21	19,186
4.500%	TBA	280	266,174
4.500%	10/15/41	27	25,899
5.000%	TBA	765	744,847
5.000%	06/15/38	13	12,777
5.000%	12/15/39	20	19,811
5.000%	10/20/42	6	6,207
5.000%	03/15/44	81	80,772
5.500%	TBA	300	297,630
Tennessee Valley Authority Generic Strips
2.040%(s)	09/15/30	290	212,612
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30	722	687,291

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $40,985,159)			37,883,820

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds
1.750%	08/15/41(h)(k)	66,220	43,736,241
2.000%	08/15/51(k)	8,075	4,851,309
2.250%	05/15/41(k)	49,715	35,965,695
2.250%	08/15/46	3,180	2,119,172
3.000%	02/15/49(h)	25,410	19,252,045
3.125%	11/15/41	415	341,791
3.875%	05/15/43	1,660	1,497,891
4.000%	11/15/42(k)	624	575,152
4.125%	08/15/53	1,026	955,623
4.375%	08/15/43(k)	3,285	3,171,565
4.750%	11/15/43	5,932	6,012,638

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
U.S. Treasury Inflation Indexed Bonds, TIPS
1.750%	01/15/34	1,344	$1,305,118
U.S. Treasury Notes
1.250%	06/30/28(k)	1,465	1,296,182
2.750%	08/15/32(h)	12,195	10,851,645
3.250%	06/30/29	4	3,801
3.500%	02/15/33	17,050	15,979,047
3.625%	03/31/28	5,473	5,319,072
3.875%	11/30/29	16	15,629
3.875%	08/15/33	601	578,275
4.125%	02/15/27	590	583,270
4.125%	11/15/32	4,270	4,198,611
4.250%	12/31/25(k)	22,230	22,017,252
4.375%	11/30/30	560	560,569
4.875%	04/30/26	9,520	9,534,875
4.875%	10/31/28	4,028	4,103,840
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	855	456,390
1.963%(s)	08/15/41	10,650	4,697,232
2.117%(s)	05/15/44(k)	1,665	637,903
3.074%(s)	11/15/40(k)	12,355	5,667,856
3.825%(s)	05/15/41	37,655	16,857,967
4.704%(s)	05/15/43(k)	10,835	4,353,892
4.715%(s)	11/15/41	460	199,830
4.734%(s)	11/15/43	825	323,909
4.920%(s)	08/15/48	1,420	451,682
4.929%(s)	11/15/42	9,200	3,793,562

TOTAL U.S. TREASURY OBLIGATIONS (cost $256,872,776)			232,266,531

TOTAL LONG-TERM INVESTMENTS (cost $9,171,500,479)			10,286,104,195

		Shares

SHORT-TERM INVESTMENTS — 13.7%
AFFILIATED MUTUAL FUNDS — 12.9%
PGIM Core Ultra Short Bond Fund(wa)		1,409,237,276	1,409,237,276
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $108,870,030; includes $108,408,711 of cash collateral for securities on loan)(b)(wa)		108,935,012	108,869,651

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,518,107,306)			1,518,106,927

Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER(n) — 0.1%
Canadian National Railway Co.
5.470%	07/22/24	900	896,753
Cigna Group (The)
5.490%	07/10/24	800	798,546
FMS Wertmanagement
5.355%	07/29/24	2,200	2,189,939

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER(n) (continued)
NextEra Energy Capital Holdings, Inc.
5.624%	07/09/24	1,100	$1,098,166

TOTAL COMMERCIAL PAPER (cost $4,985,576)			4,983,404

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.0%
Federal Home Loan Bank
5.165%	07/01/24	1,069	1,068,530

(cost $1,069,000)
U.S. TREASURY OBLIGATIONS(n) — 0.7%
U.S. Treasury Bills
5.236%	07/25/24	425	423,517
5.289%	09/19/24(h)(k)	75,550	74,674,669
5.295%	08/22/24	12,304	12,211,110

TOTAL U.S. TREASURY OBLIGATIONS (cost $87,308,882)			87,309,296

		Shares
UNAFFILIATED FUND — 0.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (7-day effective yield 5.218%) (Institutional Shares)		2,838,008	2,838,008

(cost $2,838,008)

OPTION PURCHASED*~ — 0.0% (cost $12,072)			12,044

TOTAL SHORT-TERM INVESTMENTS (cost $1,614,320,844)			1,614,318,209

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—100.9% (cost $10,785,821,323)			11,900,422,404

OPTION WRITTEN*~ — (0.0)% (premiums received $12,111)			(3,648)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—100.9% (cost $10,785,809,212)			11,900,418,756
Liabilities in excess of other assets(z) — (0.9)%			(104,750,847)

NET ASSETS — 100.0%			$11,795,667,909

See the Glossary for a list of the abbreviation(s) used in the semiannual report

*	Non-income producing security
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $106,120,696; cash collateral of $108,408,711 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $762,188. The aggregate value of $93,341 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	07/18/24	$(525)	$(461,262)
Federal National Mortgage Assoc.	3.000%	TBA	07/15/24	(600)	(510,328)
Federal National Mortgage Assoc.	3.000%	TBA	07/18/24	(305)	(282,128)
Federal National Mortgage Assoc.	3.500%	TBA	07/15/24	(1,610)	(1,424,850)
Federal National Mortgage Assoc.	3.500%	TBA	07/18/24	(225)	(212,722)
Federal National Mortgage Assoc.	4.000%	TBA	07/15/24	(384)	(351,345)
Federal National Mortgage Assoc.	4.000%	TBA	07/18/24	(100)	(96,142)
Federal National Mortgage Assoc.	4.500%	TBA	07/15/24	(132)	(124,436)
Federal National Mortgage Assoc.	4.500%	TBA	07/18/24	(510)	(498,844)
Federal National Mortgage Assoc.	5.000%	TBA	07/15/24	(285)	(275,426)
Federal National Mortgage Assoc.	5.500%	TBA	07/15/24	(25)	(24,655)
Government National Mortgage Assoc.	3.000%	TBA	07/22/24	(135)	(117,608)
Government National Mortgage Assoc.	3.000%	TBA	08/20/24	(465)	(405,313)
Government National Mortgage Assoc.	3.500%	TBA	07/22/24	(41)	(36,810)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $4,822,023)					$(4,821,869)

Option Purchased:

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	GSI	08/21/24	0.63%	CDX.NA.IG.42.V1	(Q)	1.00%(Q)	15,090	$12,044

(cost $12,072)

Option Written:

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Call	GSI	08/21/24	0.48%	CDX.NA.IG.42.V1	(Q)	1.00%(Q)	17,010	$(3,648)

(premiums received $12,111)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
341	3 Month CME SOFR	Sep. 2024	$80,691,256	$(64,537)
8	3 Month CME SOFR	Dec. 2024	1,897,000	(1,715)
8	3 Month CME SOFR	Mar. 2025	1,902,900	92
8	3 Month CME SOFR	Jun. 2025	1,908,700	1,785
2,318	2 Year U.S. Treasury Notes	Sep. 2024	473,379,063	837,912
18	5 Year Canadian Government Bonds	Sep. 2024	1,458,894	10,341
19	5 Year Euro-Bobl	Sep. 2024	2,369,327	(12,223)
3,139	5 Year U.S. Treasury Notes	Sep. 2024	334,548,750	1,344,945
63	10 Year Euro-Bund	Sep. 2024	8,880,382	(39,265)
2	10 Year Korea Treasury Bonds	Sep. 2024	166,538	(130)
2,820	10 Year U.S. Treasury Notes	Sep. 2024	310,155,952	1,780,316
983	10 Year U.S. Ultra Treasury Notes	Sep. 2024	111,601,219	777,323
774	20 Year U.S. Treasury Bonds	Sep. 2024	91,573,875	710,885
2	30 Year Euro Buxl	Sep. 2024	278,961	(1,351)

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Futures contracts outstanding at June 30, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1,323	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	$165,829,781	$(654,953)
137	Euro Schatz Index	Sep. 2024	15,508,320	65,518
58	Euro-OAT	Sep. 2024	7,647,611	(47,395)
1,091	Mini MSCI EAFE Index	Sep. 2024	127,821,560	636,162
245	Russell 2000 E-Mini Index	Sep. 2024	25,296,250	28,898
2,233	S&P 500 E-Mini Index	Sep. 2024	616,475,475	2,097,271

				7,469,879

Short Positions:
94	3 Month CME SOFR	Sep. 2024	22,243,338	1,008
8	3 Month CME SOFR	Sep. 2025	1,913,700	(3,215)
8	3 Month CME SOFR	Dec. 2025	1,917,600	(3,815)
8	3 Month CME SOFR	Mar. 2026	1,920,600	(4,515)
8	3 Month CME SOFR	Jun. 2026	1,922,700	(5,009)
194	3 Year Australian Treasury Bonds	Sep. 2024	13,647,944	57,131
182	5 Year Euro-Bobl	Sep. 2024	22,695,658	(212,807)
5	10 Year Australian Treasury Bonds	Sep. 2024	378,809	2,031
7	10 Year Canadian Government Bonds	Sep. 2024	614,371	9,131
178	10 Year Euro-Bund	Sep. 2024	25,090,602	(167,290)
12	10 Year Japanese Government Bonds	Sep. 2024	10,655,230	38,778
32	10 Year Mini Japanese Government Bonds	Sep. 2024	2,838,809	12,806
46	10 Year U.K. Gilt	Sep. 2024	5,673,559	(25,148)
105	10 Year U.S. Treasury Notes	Sep. 2024	11,548,360	(81,965)
86	10 Year U.S. Ultra Treasury Notes	Sep. 2024	9,763,688	(38,054)
272	20 Year U.S. Treasury Bonds	Sep. 2024	32,181,000	(260,203)
12	30 Year Euro Buxl	Sep. 2024	1,673,766	(13,404)
61	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	7,645,969	(89,962)
52	British Pound Currency	Sep. 2024	4,110,925	46,186
525	Euro Currency	Sep. 2024	70,560,000	1,091,942
21	Euro Schatz Index	Sep. 2024	2,377,188	(11,261)
16	Euro-BTP Italian Government Bond	Sep. 2024	1,975,517	21,490

				363,855

				$7,833,734

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/24	BARC	AUD	7,241	$4,825,851	$4,830,947	$5,096	$—
Expiring 07/02/24	BARC	AUD	6,957	4,629,884	4,641,472	11,588	—
Expiring 07/02/24	BARC	AUD	310	206,070	206,822	752	—
Expiring 07/02/24	BNP	AUD	1,005	669,143	670,502	1,359	—
Expiring 07/02/24	BNP	AUD	1,005	664,683	670,502	5,819	—
Expiring 07/02/24	BNP	AUD	1,000	664,761	667,166	2,405	—
Expiring 07/02/24	BNP	AUD	1,000	665,283	667,166	1,883	—
Expiring 07/02/24	BNP	AUD	960	636,034	640,479	4,445	—
Expiring 07/02/24	BNP	AUD	340	224,393	226,836	2,443	—
Expiring 07/02/24	BNP	AUD	335	223,141	223,501	360	—
Expiring 07/02/24	BNP	AUD	335	222,470	223,500	1,030	—
Expiring 07/02/24	BNP	AUD	330	219,920	220,165	245	—
Expiring 07/02/24	BNP	AUD	325	216,581	216,829	248	—
Expiring 07/02/24	BNP	AUD	320	212,878	213,493	615	—

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/02/24	BNP	AUD	275	$181,459	$183,470	$2,011	$—
Expiring 07/02/24	BNP	AUD	160	106,364	106,746	382	—
Expiring 07/02/24	CITI	AUD	455	303,672	303,561	—	(111)
Expiring 07/02/24	GSI	AUD	665	441,949	443,665	1,716	—
Expiring 07/02/24	JPM	AUD	1,005	663,682	670,502	6,820	—
Expiring 07/02/24	JPM	AUD	1,005	668,684	670,502	1,818	—
Expiring 07/02/24	MSI	AUD	640	424,784	426,986	2,202	—
Expiring 07/02/24	SSB	AUD	505	335,481	336,918	1,437	—
Expiring 07/02/24	SSB	AUD	470	311,951	313,568	1,617	—
Expiring 07/02/24	SSB	AUD	335	221,334	223,500	2,166	—
Expiring 07/02/24	SSB	AUD	325	215,342	216,828	1,486	—
Expiring 07/02/24	SSB	AUD	320	212,163	213,493	1,330	—
Expiring 07/02/24	SSB	AUD	160	106,694	106,746	52	—
Expiring 07/02/24	SSB	AUD	160	106,071	106,747	676	—
Expiring 07/02/24	SSB	AUD	160	106,430	106,746	316	—
Expiring 07/02/24	TD	AUD	4,639	3,083,079	3,094,981	11,902	—
Expiring 07/02/24	UAG	AUD	340	224,389	226,836	2,447	—
Expiring 07/02/24	WBC	AUD	320	212,664	213,493	829	—
Expiring 07/19/24	JPM	AUD	373	248,006	249,288	1,282	—
Expiring 08/02/24	BARC	AUD	6,208	4,134,950	4,145,396	10,446	—
Expiring 08/02/24	BNP	AUD	1,000	667,127	667,751	624	—
Expiring 08/02/24	BNP	AUD	503	335,528	335,879	351	—
Expiring 08/02/24	BNP	AUD	502	334,352	335,211	859	—
Expiring 08/02/24	HSBC	AUD	175	116,582	116,857	275	—
Expiring 08/02/24	HSBC	AUD	175	116,433	116,857	424	—
Expiring 08/02/24	JPM	AUD	1,000	663,312	667,751	4,439	—
Expiring 08/02/24	SSB	AUD	670	447,105	447,393	288	—
Expiring 08/02/24	TD	AUD	4,138	2,752,465	2,763,152	10,687	—
Brazilian Real,
Expiring 07/02/24	BOA	BRL	1,550	278,832	277,160	—	(1,672)
Expiring 07/02/24	BOA	BRL	615	114,564	109,970	—	(4,594)
Expiring 07/02/24	CITI	BRL	3,100	557,664	554,319	—	(3,345)
Expiring 07/02/24	CITI	BRL	650	118,743	116,228	—	(2,515)
Expiring 07/02/24	DB	BRL	2,120	402,430	379,083	—	(23,347)
Expiring 07/02/24	DB	BRL	235	43,414	42,021	—	(1,393)
Expiring 07/02/24	GSI	BRL	47,833	9,200,921	8,553,201	—	(647,720)
Expiring 07/02/24	GSI	BRL	4,320	837,859	772,471	—	(65,388)
Expiring 08/02/24	BOA	BRL	47,833	8,635,570	8,521,062	—	(114,508)
Expiring 08/02/24	DB	BRL	1,220	224,446	217,332	—	(7,114)
Expiring 08/02/24	MSI	BRL	715	130,799	127,371	—	(3,428)
British Pound,
Expiring 07/02/24	BARC	GBP	133	169,756	168,129	—	(1,627)
Expiring 07/02/24	BNP	GBP	522	663,520	659,876	—	(3,644)
Expiring 07/02/24	BNP	GBP	334	426,084	422,219	—	(3,865)
Expiring 07/02/24	BNP	GBP	334	425,685	422,219	—	(3,466)
Expiring 07/02/24	BNP	GBP	295	376,024	372,918	—	(3,106)
Expiring 07/02/24	BNP	GBP	167	212,700	211,110	—	(1,590)
Expiring 07/02/24	BNP	GBP	88	112,022	111,243	—	(779)
Expiring 07/02/24	BNP	GBP	84	106,767	106,187	—	(580)
Expiring 07/02/24	BNP	GBP	83	106,070	104,922	—	(1,148)
Expiring 07/02/24	CBA	GBP	193	247,121	243,977	—	(3,144)
Expiring 07/02/24	CITI	GBP	501	638,264	633,330	—	(4,934)
Expiring 07/02/24	CITI	GBP	167	212,454	211,110	—	(1,344)
Expiring 07/02/24	GSI	GBP	156	199,613	197,204	—	(2,409)
Expiring 07/02/24	HSBC	GBP	254	324,884	321,089	—	(3,795)

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/02/24	JPM	GBP	83	$106,257	$104,923	$—	$(1,334)
Expiring 07/02/24	MSI	GBP	191	244,315	241,449	—	(2,866)
Expiring 07/02/24	MSI	GBP	99	126,603	125,149	—	(1,454)
Expiring 07/02/24	MSI	GBP	87	111,731	109,979	—	(1,752)
Expiring 07/02/24	MSI	GBP	87	110,689	109,979	—	(710)
Expiring 07/02/24	MSI	GBP	87	111,753	109,979	—	(1,774)
Expiring 07/02/24	MSI	GBP	86	109,817	108,715	—	(1,102)
Expiring 07/02/24	RBC	GBP	501	640,206	633,329	—	(6,877)
Expiring 07/02/24	SG	GBP	167	212,465	211,110	—	(1,355)
Expiring 07/02/24	SSB	GBP	252	321,089	318,560	—	(2,529)
Expiring 07/02/24	SSB	GBP	174	222,649	219,959	—	(2,690)
Expiring 07/02/24	SSB	GBP	167	213,637	211,109	—	(2,528)
Expiring 07/02/24	SSB	GBP	87	110,951	109,980	—	(971)
Expiring 07/02/24	TD	GBP	4,018	5,111,997	5,079,276	—	(32,721)
Expiring 07/02/24	TD	GBP	2,641	3,352,771	3,339,018	—	(13,753)
Expiring 07/02/24	UAG	GBP	12,682	16,097,263	16,031,701	—	(65,562)
Expiring 07/02/24	UAG	GBP	170	217,293	214,902	—	(2,391)
Expiring 07/19/24	JPM	GBP	3,378	4,234,308	4,271,293	36,985	—
Expiring 08/02/24	BNP	GBP	264	333,673	333,798	125	—
Expiring 08/02/24	UAG	GBP	4,185	5,312,908	5,291,458	—	(21,450)
Expiring 08/02/24	UAG	GBP	527	666,042	666,332	290	—
Canadian Dollar,
Expiring 07/02/24	BNP	CAD	915	667,103	668,898	1,795	—
Expiring 07/02/24	BNP	CAD	910	661,583	665,243	3,660	—
Expiring 07/02/24	BNP	CAD	910	661,028	665,243	4,215	—
Expiring 07/02/24	BNP	CAD	905	660,557	661,588	1,031	—
Expiring 07/02/24	BNP	CAD	875	639,772	639,656	—	(116)
Expiring 07/02/24	BNP	CAD	305	222,642	222,966	324	—
Expiring 07/02/24	BNP	CAD	305	222,839	222,966	127	—
Expiring 07/02/24	BNP	CAD	305	221,636	222,966	1,330	—
Expiring 07/02/24	BNP	CAD	145	105,977	106,001	24	—
Expiring 07/02/24	BOA	CAD	155	113,055	113,311	256	—
Expiring 07/02/24	BOA	CAD	145	105,976	106,000	24	—
Expiring 07/02/24	CITI	CAD	300	218,895	219,311	416	—
Expiring 07/02/24	GSI	CAD	305	221,604	222,966	1,362	—
Expiring 07/02/24	MSI	CAD	9,784	7,148,911	7,152,457	3,546	—
Expiring 07/02/24	MSI	CAD	610	445,587	445,932	345	—
Expiring 07/02/24	RBC	CAD	6,065	4,448,895	4,433,735	—	(15,160)
Expiring 07/02/24	RBC	CAD	910	664,918	665,243	325	—
Expiring 07/02/24	RBC	CAD	305	221,617	222,966	1,349	—
Expiring 07/02/24	RBC	CAD	295	215,269	215,656	387	—
Expiring 07/02/24	RBC	CAD	155	113,020	113,311	291	—
Expiring 07/02/24	RBC	CAD	145	105,767	106,001	234	—
Expiring 07/02/24	SSB	CAD	150	109,094	109,655	561	—
Expiring 07/02/24	SSB	CAD	145	105,959	106,000	41	—
Expiring 07/02/24	SSB	CAD	145	106,302	106,000	—	(302)
Expiring 07/02/24	TD	CAD	290	211,895	212,000	105	—
Expiring 07/02/24	TD	CAD	290	212,621	212,001	—	(620)
Expiring 07/02/24	UAG	CAD	460	333,783	336,276	2,493	—
Expiring 07/02/24	UAG	CAD	455	330,446	332,622	2,176	—
Expiring 07/02/24	UAG	CAD	155	112,707	113,310	603	—
Expiring 07/02/24	UAG	CAD	145	106,031	106,000	—	(31)
Expiring 08/02/24	BNP	CAD	915	668,638	669,389	751	—
Expiring 08/02/24	BOA	CAD	150	109,913	109,736	—	(177)
Expiring 08/02/24	MSI	CAD	6,065	4,434,549	4,436,990	2,441	—

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 08/02/24	SCB	CAD	245	$179,415	$179,235	$—	$(180)
Expiring 08/02/24	SSB	CAD	150	109,718	109,736	18	—
Expiring 08/02/24	TD	CAD	155	113,359	113,394	35	—
Chilean Peso,
Expiring 07/02/24	BARC	CLP	365,100	394,869	387,949	—	(6,920)
Expiring 07/02/24	BARC	CLP	40,600	43,889	43,141	—	(748)
Expiring 07/02/24	DB	CLP	187,800	198,869	199,553	684	—
Expiring 07/02/24	GSI	CLP	59,600	63,113	63,330	217	—
Expiring 07/02/24	MSI	CLP	406,900	432,477	432,366	—	(111)
Expiring 07/02/24	MSI	CLP	285,308	301,913	303,164	1,251	—
Expiring 07/02/24	MSI	CLP	141,900	155,405	150,781	—	(4,624)
Expiring 07/02/24	MSI	CLP	40,600	42,993	43,141	148	—
Expiring 07/02/24	MSI	CLP	20,300	21,976	21,571	—	(405)
Expiring 07/02/24	MSI	CLP	811	895	861	—	(34)
Expiring 08/02/24	BARC	CLP	105,400	111,601	111,975	374	—
Expiring 08/02/24	MSI	CLP	411	435	437	2	—
Expiring 09/23/24	BARC	CLP	1,920,319	2,055,000	2,039,471	—	(15,529)
Chinese Renminbi,
Expiring 07/02/24	JPM	CNH	4,826	666,418	661,306	—	(5,112)
Expiring 07/02/24	JPM	CNH	2,414	332,442	330,790	—	(1,652)
Expiring 07/02/24	JPM	CNH	2,411	332,742	330,379	—	(2,363)
Expiring 07/02/24	UAG	CNH	35,247	4,830,341	4,829,894	—	(447)
Expiring 08/29/24	JPM	CNH	1,549	214,924	213,162	—	(1,762)
Expiring 09/19/24	JPM	CNH	25,957	3,605,000	3,578,297	—	(26,703)
Expiring 09/19/24	MSI	CNH	26,672	3,693,000	3,676,922	—	(16,078)
Expiring 09/26/24	CITI	CNH	1,623	224,326	223,913	—	(413)
Colombian Peso,
Expiring 07/02/24	BARC	COP	186,800	45,143	44,961	—	(182)
Expiring 07/02/24	BARC	COP	133,700	32,745	32,181	—	(564)
Expiring 07/02/24	BNP	COP	675,300	161,807	162,540	733	—
Expiring 07/02/24	BOA	COP	1,009,700	242,827	243,027	200	—
Expiring 07/02/24	CITI	COP	2,192,912	538,138	527,817	—	(10,321)
Expiring 07/02/24	CITI	COP	1,029,328	247,548	247,751	203	—
Expiring 07/02/24	CITI	COP	1,017,184	262,272	244,828	—	(17,444)
Expiring 07/02/24	CITI	COP	750,000	190,066	180,519	—	(9,547)
Expiring 07/02/24	CITI	COP	131,100	33,129	31,555	—	(1,574)
Expiring 07/02/24	GSI	COP	437,000	110,593	105,183	—	(5,410)
Expiring 07/02/24	JPM	COP	179,100	43,073	43,108	35	—
Expiring 07/02/24	MSI	COP	2,373,428	611,007	571,265	—	(39,742)
Expiring 07/02/24	MSI	COP	1,260,568	303,160	303,409	249	—
Expiring 07/02/24	SCB	COP	1,229,020	295,573	295,816	243	—
Expiring 08/02/24	CITI	COP	2,046,512	499,314	489,977	—	(9,337)
Expiring 09/18/24	BARC	COP	10,766,068	2,547,000	2,560,676	13,676	—
Expiring 09/18/24	CITI	COP	3,379,895	806,850	803,898	—	(2,952)
Expiring 09/18/24	CITI	COP	3,354,882	806,850	797,948	—	(8,902)
Expiring 09/18/24	DB	COP	5,480,528	1,320,300	1,303,527	—	(16,773)
Czech Koruna,
Expiring 07/02/24	BARC	CZK	21,580	950,433	922,627	—	(27,806)
Expiring 07/02/24	BARC	CZK	510	22,149	21,805	—	(344)
Expiring 07/02/24	CITI	CZK	2,180	95,954	93,203	—	(2,751)
Expiring 07/02/24	CITI	CZK	2,000	87,857	85,508	—	(2,349)
Expiring 07/02/24	GSI	CZK	1,940	85,546	82,942	—	(2,604)
Expiring 07/02/24	HSBC	CZK	11,222	484,438	479,783	—	(4,655)
Expiring 07/02/24	JPM	CZK	1,690	74,608	72,254	—	(2,354)
Expiring 07/02/24	JPM	CZK	1,010	44,076	43,182	—	(894)

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 07/02/24	JPM	CZK	510	$22,107	$21,804	$—	$(303)
Expiring 07/02/24	JPM	CZK	500	21,857	21,377	—	(480)
Expiring 07/02/24	MSI	CZK	1,100	47,973	47,029	—	(944)
Expiring 07/02/24	RBC	CZK	3,640	160,082	155,624	—	(4,458)
Expiring 07/02/24	RBC	CZK	2,150	94,640	91,921	—	(2,719)
Expiring 07/02/24	UAG	CZK	500	21,839	21,377	—	(462)
Expiring 07/19/24	BARC	CZK	47,806	2,078,000	2,044,580	—	(33,420)
Expiring 07/19/24	BARC	CZK	27,058	1,189,574	1,157,231	—	(32,343)
Expiring 07/19/24	BARC	CZK	21,402	943,426	915,333	—	(28,093)
Expiring 07/19/24	BNP	CZK	39,001	1,686,080	1,668,000	—	(18,080)
Expiring 07/19/24	DB	CZK	47,402	2,079,000	2,027,291	—	(51,709)
Expiring 07/19/24	MSI	CZK	48,431	2,062,000	2,071,291	9,291	—
Expiring 08/02/24	UAG	CZK	1,000	42,972	42,781	—	(191)
Danish Krone,
Expiring 07/02/24	CITI	DKK	1,942	279,426	278,929	—	(497)
Euro,
Expiring 07/02/24	BARC	EUR	591	643,285	633,048	—	(10,237)
Expiring 07/02/24	BARC	EUR	492	534,148	527,004	—	(7,144)
Expiring 07/02/24	BARC	EUR	408	442,294	437,027	—	(5,267)
Expiring 07/02/24	BARC	EUR	393	426,629	420,961	—	(5,668)
Expiring 07/02/24	BARC	EUR	197	214,058	211,016	—	(3,042)
Expiring 07/02/24	BARC	EUR	99	107,851	106,043	—	(1,808)
Expiring 07/02/24	BNP	EUR	46,236	49,544,951	49,525,603	—	(19,348)
Expiring 07/02/24	BNP	EUR	681	742,761	729,450	—	(13,311)
Expiring 07/02/24	BNP	EUR	614	665,077	657,684	—	(7,393)
Expiring 07/02/24	BNP	EUR	392	424,503	419,890	—	(4,613)
Expiring 07/02/24	BNP	EUR	320	343,860	342,766	—	(1,094)
Expiring 07/02/24	BNP	EUR	313	335,410	335,269	—	(141)
Expiring 07/02/24	BNP	EUR	313	335,136	335,269	133	—
Expiring 07/02/24	BNP	EUR	241	262,368	258,146	—	(4,222)
Expiring 07/02/24	BNP	EUR	227	243,234	243,150	—	(84)
Expiring 07/02/24	BNP	EUR	207	222,128	221,727	—	(401)
Expiring 07/02/24	BNP	EUR	196	213,172	209,945	—	(3,227)
Expiring 07/02/24	BNP	EUR	103	110,680	110,328	—	(352)
Expiring 07/02/24	BOA	EUR	611	664,872	654,471	—	(10,401)
Expiring 07/02/24	BOA	EUR	529	571,299	566,636	—	(4,663)
Expiring 07/02/24	BOA	EUR	528	566,073	565,565	—	(508)
Expiring 07/02/24	BOA	EUR	527	565,287	564,495	—	(792)
Expiring 07/02/24	BOA	EUR	98	106,720	104,972	—	(1,748)
Expiring 07/02/24	DB	EUR	56,155	60,251,507	60,150,234	—	(101,273)
Expiring 07/02/24	DB	EUR	15,330	16,708,550	16,420,676	—	(287,874)
Expiring 07/02/24	JPM	EUR	409	446,119	438,099	—	(8,020)
Expiring 07/02/24	JPM	EUR	409	446,037	438,099	—	(7,938)
Expiring 07/02/24	MSI	EUR	196	213,308	209,945	—	(3,363)
Expiring 07/02/24	RBC	EUR	592	642,599	634,118	—	(8,481)
Expiring 07/02/24	RBC	EUR	197	214,097	211,015	—	(3,082)
Expiring 07/02/24	SG	EUR	392	424,583	419,889	—	(4,694)
Expiring 07/02/24	SSB	EUR	392	424,799	419,890	—	(4,909)
Expiring 07/02/24	SSB	EUR	312	334,813	334,197	—	(616)
Expiring 07/02/24	SSB	EUR	196	213,216	209,945	—	(3,271)
Expiring 07/02/24	SSB	EUR	196	213,318	209,945	—	(3,373)
Expiring 07/02/24	SSB	EUR	98	106,602	104,972	—	(1,630)
Expiring 07/02/24	SSB	EUR	98	106,769	104,973	—	(1,796)
Expiring 07/02/24	TD	EUR	138	147,860	147,819	—	(41)
Expiring 07/02/24	TD	EUR	102	109,619	109,257	—	(362)

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/02/24	UAG	EUR	816	$889,816	$874,055	$—	$(15,761)
Expiring 07/02/24	UAG	EUR	392	425,800	419,890	—	(5,910)
Expiring 07/19/24	HSBC	EUR	841	902,782	901,582	—	(1,200)
Expiring 07/19/24	JPM	EUR	7,142	7,669,857	7,656,197	—	(13,660)
Expiring 08/02/24	BNP	EUR	1,340	1,434,413	1,437,523	3,110	—
Expiring 08/02/24	BNP	EUR	208	223,214	223,138	—	(76)
Expiring 08/02/24	BNP	EUR	136	146,057	145,898	—	(159)
Expiring 08/02/24	BNP	EUR	110	117,992	118,005	13	—
Expiring 08/02/24	CIBC	EUR	156	167,309	167,354	45	—
Expiring 08/02/24	CITI	EUR	623	668,144	668,341	197	—
Expiring 08/02/24	DB	EUR	14,714	15,810,590	15,784,862	—	(25,728)
Expiring 08/02/24	JPM	EUR	520	557,221	557,845	624	—
Expiring 08/02/24	MSI	EUR	224	240,560	240,303	—	(257)
Hungarian Forint,
Expiring 07/02/24	BNP	HUF	284,178	772,521	770,405	—	(2,116)
Expiring 07/02/24	BNP	HUF	15,300	42,541	41,478	—	(1,063)
Expiring 07/02/24	BOA	HUF	38,300	105,874	103,831	—	(2,043)
Expiring 07/02/24	CITI	HUF	25,700	71,852	69,673	—	(2,179)
Expiring 07/02/24	MSI	HUF	7,700	21,377	20,875	—	(502)
Expiring 07/02/24	UAG	HUF	19,700	54,699	53,406	—	(1,293)
Expiring 07/19/24	BNP	HUF	56,133	155,937	152,075	—	(3,862)
Expiring 07/19/24	BOA	HUF	732,826	1,973,000	1,985,373	12,373	—
Expiring 07/19/24	CITI	HUF	750,128	2,017,000	2,032,249	15,249	—
Expiring 07/19/24	CITI	HUF	687,760	1,915,000	1,863,280	—	(51,720)
Expiring 07/19/24	GSI	HUF	715,900	1,951,000	1,939,517	—	(11,483)
Expiring 07/19/24	JPM	HUF	702,373	1,908,000	1,902,870	—	(5,130)
Expiring 07/19/24	UAG	HUF	689,666	1,892,000	1,868,445	—	(23,555)
Indian Rupee,
Expiring 07/02/24	CITI	INR	52,522	629,357	629,844	487	—
Expiring 07/02/24	DB	INR	91,973	1,105,192	1,102,940	—	(2,252)
Expiring 07/02/24	GSI	INR	9,626	115,337	115,435	98	—
Expiring 07/02/24	JPM	INR	39,576	474,229	474,596	367	—
Expiring 07/02/24	MSI	INR	27,880	334,080	334,337	257	—
Expiring 07/02/24	MSI	INR	5,610	67,012	67,275	263	—
Expiring 07/02/24	SCB	INR	40,986	491,124	491,504	380	—
Expiring 08/02/24	JPM	INR	22,960	275,234	275,073	—	(161)
Expiring 09/18/24	DB	INR	303,572	3,620,485	3,631,499	11,014	—
Expiring 09/18/24	MSI	INR	303,572	3,624,483	3,631,499	7,016	—
Indonesian Rupiah,
Expiring 07/02/24	BARC	IDR	1,083,000	66,741	66,182	—	(559)
Expiring 07/02/24	GSI	IDR	10,169,607	620,325	621,457	1,132	—
Expiring 07/02/24	JPM	IDR	9,086,607	554,569	555,276	707	—
Expiring 09/18/24	JPM	IDR	132,177,000	8,091,099	8,066,713	—	(24,386)
Israeli Shekel,
Expiring 07/02/24	BARC	ILS	85	22,730	22,507	—	(223)
Expiring 07/02/24	BNP	ILS	2,165	582,154	573,256	—	(8,898)
Expiring 07/02/24	DB	ILS	355	97,007	93,998	—	(3,009)
Expiring 07/02/24	GSI	ILS	1,353	363,859	358,252	—	(5,607)
Expiring 07/02/24	GSI	ILS	620	167,165	164,165	—	(3,000)
Expiring 07/02/24	GSI	ILS	460	123,674	121,800	—	(1,874)
Expiring 07/02/24	MSI	ILS	345	93,527	91,350	—	(2,177)
Expiring 07/02/24	MSI	ILS	240	64,420	63,548	—	(872)
Expiring 09/18/24	JPM	ILS	2,430	654,185	645,820	—	(8,365)
Japanese Yen,
Expiring 07/02/24	BARC	JPY	88,500	557,132	550,399	—	(6,733)

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/02/24	BARC	JPY	86,700	$559,069	$539,205	$—	$(19,864)
Expiring 07/02/24	BARC	JPY	69,300	446,683	430,990	—	(15,693)
Expiring 07/02/24	BARC	JPY	51,300	330,329	319,045	—	(11,284)
Expiring 07/02/24	BARC	JPY	35,500	223,484	220,782	—	(2,702)
Expiring 07/02/24	BARC	JPY	35,500	222,815	220,782	—	(2,033)
Expiring 07/02/24	BARC	JPY	35,400	222,839	220,159	—	(2,680)
Expiring 07/02/24	BARC	JPY	34,900	222,447	217,050	—	(5,397)
Expiring 07/02/24	BARC	JPY	34,200	219,942	212,697	—	(7,245)
Expiring 07/02/24	BARC	JPY	34,200	220,215	212,697	—	(7,518)
Expiring 07/02/24	BARC	JPY	34,200	220,066	212,696	—	(7,370)
Expiring 07/02/24	BARC	JPY	17,500	110,945	108,836	—	(2,109)
Expiring 07/02/24	BARC	JPY	17,400	111,033	108,214	—	(2,819)
Expiring 07/02/24	BARC	JPY	17,400	111,496	108,214	—	(3,282)
Expiring 07/02/24	BARC	JPY	17,400	111,353	108,214	—	(3,139)
Expiring 07/02/24	BARC	JPY	17,400	111,090	108,214	—	(2,876)
Expiring 07/02/24	BARC	JPY	17,400	112,194	108,214	—	(3,980)
Expiring 07/02/24	BARC	JPY	17,100	110,053	106,348	—	(3,705)
Expiring 07/02/24	BARC	JPY	17,100	109,978	106,349	—	(3,629)
Expiring 07/02/24	BNP	JPY	314,196	2,014,806	1,954,048	—	(60,758)
Expiring 07/02/24	BNP	JPY	103,000	662,357	640,578	—	(21,779)
Expiring 07/02/24	BNP	JPY	100,300	650,478	623,785	—	(26,693)
Expiring 07/02/24	BNP	JPY	70,700	444,939	439,697	—	(5,242)
Expiring 07/02/24	BNP	JPY	69,300	446,471	430,991	—	(15,480)
Expiring 07/02/24	BNP	JPY	52,200	336,521	324,642	—	(11,879)
Expiring 07/02/24	BNP	JPY	50,300	321,459	312,826	—	(8,633)
Expiring 07/02/24	BNP	JPY	35,400	223,014	220,160	—	(2,854)
Expiring 07/02/24	BNP	JPY	34,700	222,456	215,807	—	(6,649)
Expiring 07/02/24	BNP	JPY	33,400	214,079	207,722	—	(6,357)
Expiring 07/02/24	BNP	JPY	17,800	111,538	110,702	—	(836)
Expiring 07/02/24	BNP	JPY	17,300	111,304	107,593	—	(3,711)
Expiring 07/02/24	BOA	JPY	40,100	259,952	249,390	—	(10,562)
Expiring 07/02/24	CITI	JPY	69,800	447,743	434,100	—	(13,643)
Expiring 07/02/24	CITI	JPY	69,300	446,576	430,990	—	(15,586)
Expiring 07/02/24	CITI	JPY	17,600	111,518	109,458	—	(2,060)
Expiring 07/02/24	CITI	JPY	16,600	107,643	103,239	—	(4,404)
Expiring 07/02/24	DB	JPY	17,400	110,810	108,214	—	(2,596)
Expiring 07/02/24	GSI	JPY	70,300	442,890	437,209	—	(5,681)
Expiring 07/02/24	GSI	JPY	70,300	442,973	437,210	—	(5,763)
Expiring 07/02/24	GSI	JPY	22,500	143,697	139,932	—	(3,765)
Expiring 07/02/24	GSI	JPY	17,500	111,376	108,836	—	(2,540)
Expiring 07/02/24	GSI	JPY	17,100	109,920	106,349	—	(3,571)
Expiring 07/02/24	HSBC	JPY	208,300	1,334,852	1,295,460	—	(39,392)
Expiring 07/02/24	JPM	JPY	104,200	668,158	648,041	—	(20,117)
Expiring 07/02/24	JPM	JPY	99,450	635,158	618,500	—	(16,658)
Expiring 07/02/24	JPM	JPY	89,000	567,579	553,509	—	(14,070)
Expiring 07/02/24	JPM	JPY	35,200	222,518	218,916	—	(3,602)
Expiring 07/02/24	JPM	JPY	35,200	222,604	218,916	—	(3,688)
Expiring 07/02/24	JPM	JPY	34,700	223,218	215,807	—	(7,411)
Expiring 07/02/24	JPM	JPY	34,700	223,091	215,806	—	(7,285)
Expiring 07/02/24	JPM	JPY	29,600	190,084	184,088	—	(5,996)
Expiring 07/02/24	MSI	JPY	1,425,448	8,881,296	8,865,147	—	(16,149)
Expiring 07/02/24	MSI	JPY	66,500	425,328	413,577	—	(11,751)
Expiring 07/02/24	MSI	JPY	17,800	111,466	110,702	—	(764)
Expiring 07/02/24	MSI	JPY	17,400	111,372	108,214	—	(3,158)
Expiring 07/02/24	MSI	JPY	17,400	111,433	108,214	—	(3,219)

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/02/24	NOM	JPY	104,300	$670,085	$648,663	$—	$(21,422)
Expiring 07/02/24	SSB	JPY	70,300	443,589	437,210	—	(6,379)
Expiring 07/02/24	SSB	JPY	42,800	272,845	266,182	—	(6,663)
Expiring 07/02/24	SSB	JPY	35,400	222,113	220,160	—	(1,953)
Expiring 07/02/24	SSB	JPY	17,400	111,327	108,214	—	(3,113)
Expiring 07/02/24	SSB	JPY	17,100	109,996	106,348	—	(3,648)
Expiring 07/02/24	SSB	JPY	16,600	107,591	103,238	—	(4,353)
Expiring 07/02/24	TD	JPY	17,400	110,905	108,214	—	(2,691)
Expiring 07/02/24	UAG	JPY	16,600	107,599	103,239	—	(4,360)
Expiring 07/19/24	GSI	JPY	478,555	3,200,587	2,984,202	—	(216,385)
Expiring 07/19/24	GSI	JPY	138,413	906,000	863,127	—	(42,873)
Expiring 07/19/24	GSI	JPY	77,671	497,652	484,343	—	(13,309)
Expiring 08/02/24	BNP	JPY	106,700	669,078	666,835	—	(2,243)
Expiring 08/02/24	JPM	JPY	71,400	445,872	446,224	352	—
Expiring 08/02/24	MSI	JPY	599,649	3,753,707	3,747,585	—	(6,122)
Expiring 08/02/24	MSI	JPY	71,400	445,710	446,223	513	—
Malaysian Ringgit,
Expiring 07/02/24	SCB	MYR	1,993	423,995	422,623	—	(1,372)
Mexican Peso,
Expiring 07/02/24	BARC	MXN	12,300	656,876	671,920	15,044	—
Expiring 07/02/24	BARC	MXN	7,992	475,601	436,584	—	(39,017)
Expiring 07/02/24	BARC	MXN	7,120	399,719	388,949	—	(10,770)
Expiring 07/02/24	BARC	MXN	4,534	243,019	247,682	4,663	—
Expiring 07/02/24	BARC	MXN	4,080	220,767	222,881	2,114	—
Expiring 07/02/24	BARC	MXN	3,900	217,294	213,047	—	(4,247)
Expiring 07/02/24	BARC	MXN	2,732	153,929	149,242	—	(4,687)
Expiring 07/02/24	BARC	MXN	530	31,510	28,953	—	(2,557)
Expiring 07/02/24	BARC	MXN	500	26,840	27,314	474	—
Expiring 07/02/24	BNP	MXN	6,760	376,478	369,283	—	(7,195)
Expiring 07/02/24	BNP	MXN	3,900	218,342	213,048	—	(5,294)
Expiring 07/02/24	BNP	MXN	3,640	206,664	198,845	—	(7,819)
Expiring 07/02/24	BNP	MXN	3,550	210,250	193,928	—	(16,322)
Expiring 07/02/24	BNP	MXN	2,198	118,257	120,072	1,815	—
Expiring 07/02/24	BNP	MXN	1,870	104,232	102,153	—	(2,079)
Expiring 07/02/24	BNP	MXN	1,820	103,514	99,422	—	(4,092)
Expiring 07/02/24	BNP	MXN	1,790	106,673	97,784	—	(8,889)
Expiring 07/02/24	BNP	MXN	520	28,292	28,406	114	—
Expiring 07/02/24	BOA	MXN	4,060	219,503	221,788	2,285	—
Expiring 07/02/24	BOA	MXN	4,050	225,319	221,242	—	(4,077)
Expiring 07/02/24	BOA	MXN	3,850	218,007	210,317	—	(7,690)
Expiring 07/02/24	BOA	MXN	2,824	160,416	154,268	—	(6,148)
Expiring 07/02/24	BOA	MXN	2,199	118,631	120,126	1,495	—
Expiring 07/02/24	CITI	MXN	710	42,189	38,785	—	(3,404)
Expiring 07/02/24	CITI	MXN	630	33,338	34,415	1,077	—
Expiring 07/02/24	CITI	MXN	570	33,379	31,138	—	(2,241)
Expiring 07/02/24	CITI	MXN	410	22,032	22,398	366	—
Expiring 07/02/24	CITI	MXN	410	22,217	22,397	180	—
Expiring 07/02/24	CITI	MXN	410	22,172	22,397	225	—
Expiring 07/02/24	CITI	MXN	410	22,084	22,397	313	—
Expiring 07/02/24	GSI	MXN	10,140	550,794	553,925	3,131	—
Expiring 07/02/24	GSI	MXN	5,303	314,382	289,690	—	(24,692)
Expiring 07/02/24	GSI	MXN	4,070	214,355	222,335	7,980	—
Expiring 07/02/24	GSI	MXN	3,570	210,511	195,020	—	(15,491)
Expiring 07/02/24	GSI	MXN	2,824	160,240	154,269	—	(5,971)
Expiring 07/02/24	GSI	MXN	2,050	116,366	111,987	—	(4,379)

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/02/24	GSI	MXN	2,040	$110,288	$111,441	$1,153	$—
Expiring 07/02/24	GSI	MXN	1,170	64,816	63,914	—	(902)
Expiring 07/02/24	GSI	MXN	610	32,949	33,323	374	—
Expiring 07/02/24	HSBC	MXN	2,336	125,710	127,611	1,901	—
Expiring 07/02/24	JPM	MXN	6,410	374,204	350,164	—	(24,040)
Expiring 07/02/24	JPM	MXN	3,570	209,376	195,021	—	(14,355)
Expiring 07/02/24	JPM	MXN	3,570	209,464	195,021	—	(14,443)
Expiring 07/02/24	JPM	MXN	2,050	116,312	111,986	—	(4,326)
Expiring 07/02/24	JPM	MXN	1,228	69,701	67,083	—	(2,618)
Expiring 07/02/24	JPM	MXN	1,105	62,752	60,364	—	(2,388)
Expiring 07/02/24	MSI	MXN	4,060	219,986	221,789	1,803	—
Expiring 07/02/24	MSI	MXN	1,790	106,421	97,783	—	(8,638)
Expiring 07/02/24	MSI	MXN	1,250	73,365	68,285	—	(5,080)
Expiring 07/02/24	MSI	MXN	1,070	63,315	58,451	—	(4,864)
Expiring 07/02/24	MSI	MXN	820	43,502	44,795	1,293	—
Expiring 07/02/24	MSI	MXN	810	44,014	44,249	235	—
Expiring 07/02/24	MSI	MXN	790	44,696	43,156	—	(1,540)
Expiring 07/02/24	MSI	MXN	410	22,369	22,398	29	—
Expiring 07/02/24	MSI	MXN	410	22,189	22,398	209	—
Expiring 07/02/24	MSI	MXN	360	21,503	19,666	—	(1,837)
Expiring 07/02/24	MSI	MXN	360	21,413	19,666	—	(1,747)
Expiring 07/02/24	SG	MXN	1,820	103,305	99,422	—	(3,883)
Expiring 07/02/24	SSB	MXN	4,490	241,052	245,278	4,226	—
Expiring 07/02/24	SSB	MXN	2,473	132,882	135,094	2,212	—
Expiring 07/02/24	SSB	MXN	1,862	111,050	101,717	—	(9,333)
Expiring 07/02/24	SSB	MXN	1,228	69,824	67,083	—	(2,741)
Expiring 07/02/24	SSB	MXN	798	47,562	43,592	—	(3,970)
Expiring 07/02/24	UAG	MXN	40,612	2,230,203	2,218,539	—	(11,664)
Expiring 07/02/24	UAG	MXN	7,991	475,913	436,530	—	(39,383)
Expiring 07/02/24	UAG	MXN	3,740	208,224	204,307	—	(3,917)
Expiring 07/02/24	UAG	MXN	3,580	213,391	195,567	—	(17,824)
Expiring 08/02/24	CITI	MXN	1,520	82,096	82,624	528	—
Expiring 08/02/24	GSI	MXN	3,800	210,290	206,560	—	(3,730)
Expiring 08/02/24	MSI	MXN	4,060	219,839	220,694	855	—
Expiring 08/02/24	MSI	MXN	400	21,685	21,743	58	—
Expiring 08/02/24	SSB	MXN	1,600	86,683	86,972	289	—
Expiring 08/02/24	UAG	MXN	38,327	2,094,623	2,083,377	—	(11,246)
Expiring 09/18/24	CITI	MXN	85,612	4,459,296	4,620,293	160,997	—
Expiring 09/18/24	CITI	MXN	54,147	2,874,000	2,922,204	48,204	—
New Taiwanese Dollar,
Expiring 07/02/24	BARC	TWD	3,020	92,952	92,986	34	—
Expiring 07/02/24	BOA	TWD	7,720	237,612	237,699	87	—
Expiring 07/02/24	CITI	TWD	6,910	215,004	212,759	—	(2,245)
Expiring 07/02/24	JPM	TWD	3,830	119,051	117,925	—	(1,126)
Expiring 08/02/24	BARC	TWD	3,020	93,061	92,985	—	(76)
Expiring 08/02/24	DB	TWD	3,600	110,872	110,843	—	(29)
Expiring 09/18/24	HSBC	TWD	113,285	3,493,000	3,495,519	2,519	—
New Zealand Dollar,
Expiring 07/02/24	BNP	NZD	1,090	668,100	663,917	—	(4,183)
Expiring 07/02/24	BNP	NZD	540	329,937	328,914	—	(1,023)
Expiring 07/02/24	BNP	NZD	245	150,051	149,229	—	(822)
Expiring 07/02/24	BNP	NZD	235	144,571	143,138	—	(1,433)
Expiring 07/02/24	BNP	NZD	175	107,912	106,592	—	(1,320)
Expiring 07/02/24	CITI	NZD	695	425,916	423,324	—	(2,592)
Expiring 07/02/24	CITI	NZD	515	315,339	313,686	—	(1,653)

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/02/24	CITI	NZD	265	$163,999	$161,411	$—	$(2,588)
Expiring 07/02/24	GSI	NZD	720	446,620	438,552	—	(8,068)
Expiring 07/02/24	GSI	NZD	560	344,586	341,095	—	(3,491)
Expiring 07/02/24	JPM	NZD	960	593,566	584,735	—	(8,831)
Expiring 07/02/24	JPM	NZD	345	212,556	210,140	—	(2,416)
Expiring 07/02/24	MSI	NZD	4,252	2,584,791	2,589,889	5,098	—
Expiring 07/02/24	MSI	NZD	325	201,248	197,957	—	(3,291)
Expiring 07/02/24	MSI	NZD	245	150,017	149,229	—	(788)
Expiring 07/02/24	MSI	NZD	175	107,432	106,593	—	(839)
Expiring 07/02/24	SSB	NZD	730	447,348	444,643	—	(2,705)
Expiring 07/02/24	SSB	NZD	360	220,077	219,275	—	(802)
Expiring 07/02/24	SSB	NZD	360	220,820	219,276	—	(1,544)
Expiring 07/02/24	SSB	NZD	350	214,267	213,185	—	(1,082)
Expiring 07/02/24	SSB	NZD	350	213,887	213,185	—	(702)
Expiring 07/02/24	SSB	NZD	350	213,969	213,185	—	(784)
Expiring 07/02/24	UAG	NZD	3,065	1,886,814	1,866,888	—	(19,926)
Expiring 07/02/24	UAG	NZD	1,180	721,602	718,737	—	(2,865)
Expiring 07/02/24	UAG	NZD	940	574,581	572,553	—	(2,028)
Expiring 07/02/24	WBC	NZD	695	425,892	423,324	—	(2,568)
Expiring 07/02/24	WBC	NZD	175	107,805	106,592	—	(1,213)
Expiring 07/19/24	CITI	NZD	859	519,870	523,115	3,245	—
Expiring 08/02/24	DB	NZD	365	222,341	222,324	—	(17)
Expiring 08/02/24	MSI	NZD	5,240	3,185,396	3,191,715	6,319	—
Norwegian Krone,
Expiring 07/02/24	BARC	NOK	2,390	225,815	223,870	—	(1,945)
Expiring 07/02/24	BNP	NOK	7,150	671,039	669,735	—	(1,304)
Expiring 07/02/24	BNP	NOK	7,040	666,987	659,431	—	(7,556)
Expiring 07/02/24	BNP	NOK	6,720	641,887	629,457	—	(12,430)
Expiring 07/02/24	BNP	NOK	6,720	639,966	629,457	—	(10,509)
Expiring 07/02/24	BNP	NOK	2,350	222,452	220,123	—	(2,329)
Expiring 07/02/24	BNP	NOK	2,240	212,374	209,819	—	(2,555)
Expiring 07/02/24	BNP	NOK	1,120	105,993	104,910	—	(1,083)
Expiring 07/02/24	BOA	NOK	1,120	107,062	104,910	—	(2,152)
Expiring 07/02/24	CITI	NOK	7,090	664,338	664,115	—	(223)
Expiring 07/02/24	CITI	NOK	2,360	220,107	221,059	952	—
Expiring 07/02/24	CITI	NOK	1,500	142,669	140,504	—	(2,165)
Expiring 07/02/24	DB	NOK	1,180	111,945	110,529	—	(1,416)
Expiring 07/02/24	GSI	NOK	7,120	674,546	666,925	—	(7,621)
Expiring 07/02/24	GSI	NOK	3,180	301,758	297,868	—	(3,890)
Expiring 07/02/24	GSI	NOK	1,770	167,520	165,795	—	(1,725)
Expiring 07/02/24	GSI	NOK	1,120	105,915	104,909	—	(1,006)
Expiring 07/02/24	JPM	NOK	7,060	670,572	661,305	—	(9,267)
Expiring 07/02/24	JPM	NOK	1,120	107,128	104,910	—	(2,218)
Expiring 07/02/24	MSI	NOK	2,240	212,272	209,819	—	(2,453)
Expiring 07/02/24	MSI	NOK	1,180	111,973	110,529	—	(1,444)
Expiring 07/02/24	MSI	NOK	1,180	110,279	110,530	251	—
Expiring 07/02/24	MSI	NOK	1,120	106,096	104,909	—	(1,187)
Expiring 07/02/24	MSI	NOK	1,120	106,375	104,910	—	(1,465)
Expiring 07/02/24	MSI	NOK	943	90,049	88,330	—	(1,719)
Expiring 07/02/24	RBC	NOK	4,560	430,311	427,131	—	(3,180)
Expiring 07/02/24	RBC	NOK	1,160	109,682	108,656	—	(1,026)
Expiring 07/02/24	RBC	NOK	1,120	106,954	104,909	—	(2,045)
Expiring 07/02/24	SG	NOK	1,160	108,935	108,656	—	(279)
Expiring 07/02/24	SSB	NOK	2,380	222,549	222,933	384	—
Expiring 07/02/24	UAG	NOK	1,120	106,645	104,910	—	(1,735)

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 07/02/24	UAG	NOK	308	$29,147	$28,850	$—	$(297)
Expiring 07/19/24	CITI	NOK	4,539	427,290	425,402	—	(1,888)
Expiring 08/02/24	UAG	NOK	20,373	1,929,495	1,909,893	—	(19,602)
Peruvian Nuevo Sol,
Expiring 07/02/24	BARC	PEN	245	63,890	63,744	—	(146)
Expiring 07/02/24	CITI	PEN	1,149	299,632	298,947	—	(685)
Expiring 07/02/24	CITI	PEN	152	40,712	39,547	—	(1,165)
Expiring 07/02/24	DB	PEN	1,242	325,250	323,143	—	(2,107)
Expiring 08/02/24	MSI	PEN	110	28,807	28,620	—	(187)
Philippine Peso,
Expiring 07/02/24	BARC	PHP	5,475	93,169	93,579	410	—
Expiring 09/18/24	CITI	PHP	183,205	3,122,000	3,132,952	10,952	—
Expiring 09/18/24	CITI	PHP	88,101	1,501,739	1,506,596	4,857	—
Polish Zloty,
Expiring 07/02/24	BARC	PLN	1,505	369,909	373,841	3,932	—
Expiring 07/02/24	BARC	PLN	170	43,183	42,228	—	(955)
Expiring 07/02/24	BARC	PLN	165	41,888	40,986	—	(902)
Expiring 07/02/24	MSI	PLN	375	95,645	93,150	—	(2,495)
Expiring 07/02/24	MSI	PLN	130	32,975	32,292	—	(683)
Expiring 07/02/24	RBC	PLN	345	86,100	85,698	—	(402)
Expiring 07/02/24	UAG	PLN	4,236	1,059,511	1,052,202	—	(7,309)
Expiring 07/19/24	BARC	PLN	18,772	4,720,169	4,662,185	—	(57,984)
Expiring 07/19/24	BARC	PLN	3,729	920,000	926,155	6,155	—
Expiring 07/19/24	MSI	PLN	9,647	2,414,000	2,395,850	—	(18,150)
Expiring 08/02/24	CITI	PLN	180	44,734	44,696	—	(38)
Romanian Leu,
Expiring 07/02/24	BARC	RON	525	113,195	112,959	—	(236)
Expiring 07/02/24	BNP	RON	678	146,193	145,880	—	(313)
Expiring 07/02/24	BNP	RON	380	82,778	81,762	—	(1,016)
Expiring 07/02/24	CITI	RON	345	74,811	74,230	—	(581)
Expiring 07/02/24	GSI	RON	469	102,496	100,911	—	(1,585)
Expiring 07/02/24	UAG	RON	622	134,085	133,830	—	(255)
Expiring 08/02/24	CITI	RON	345	74,360	74,203	—	(157)
Expiring 08/02/24	GSI	RON	469	101,071	100,873	—	(198)
Singapore Dollar,
Expiring 07/02/24	BARC	SGD	180	133,800	132,769	—	(1,031)
Expiring 07/02/24	BOA	SGD	205	152,144	151,209	—	(935)
Expiring 07/02/24	CITI	SGD	195	144,904	143,833	—	(1,071)
Expiring 07/02/24	CITI	SGD	45	33,431	33,193	—	(238)
Expiring 07/02/24	JPM	SGD	2,367	1,747,589	1,746,149	—	(1,440)
Expiring 07/02/24	JPM	SGD	335	248,514	247,097	—	(1,417)
Expiring 07/02/24	JPM	SGD	335	248,537	247,098	—	(1,439)
Expiring 07/02/24	JPM	SGD	325	241,618	239,722	—	(1,896)
Expiring 07/02/24	JPM	SGD	290	215,577	213,906	—	(1,671)
Expiring 07/02/24	JPM	SGD	260	193,250	191,777	—	(1,473)
Expiring 07/02/24	MSI	SGD	85	63,170	62,697	—	(473)
Expiring 07/02/24	MSI	SGD	60	44,676	44,257	—	(419)
South African Rand,
Expiring 07/02/24	BOA	ZAR	7,520	400,881	413,208	12,327	—
Expiring 07/02/24	BOA	ZAR	872	48,242	47,915	—	(327)
Expiring 07/02/24	GSI	ZAR	7,450	392,794	409,362	16,568	—
Expiring 07/02/24	GSI	ZAR	5,255	290,723	288,751	—	(1,972)
Expiring 07/02/24	GSI	ZAR	4,440	246,741	243,969	—	(2,772)
Expiring 07/02/24	GSI	ZAR	4,383	242,750	240,836	—	(1,914)
Expiring 07/02/24	HSBC	ZAR	2,140	114,426	117,588	3,162	—

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 07/02/24	SSB	ZAR	2,780	$150,936	$152,755	$1,819	$—
Expiring 07/02/24	UAG	ZAR	18,280	1,006,996	1,004,447	—	(2,549)
Expiring 08/02/24	BNP	ZAR	7,300	394,251	400,154	5,903	—
Expiring 09/18/24	GSI	ZAR	67,965	3,607,917	3,712,463	104,546	—
South Korean Won,
Expiring 07/02/24	BARC	KRW	609,800	441,117	442,420	1,303	—
Expiring 07/02/24	BNP	KRW	299,790	216,862	217,503	641	—
Expiring 07/02/24	BOA	KRW	760,930	550,441	552,067	1,626	—
Expiring 07/02/24	CITI	KRW	3,762,118	2,703,642	2,729,478	25,836	—
Expiring 07/02/24	CITI	KRW	681,577	502,212	494,495	—	(7,717)
Expiring 07/02/24	CITI	KRW	614,410	445,644	445,764	120	—
Expiring 07/02/24	CITI	KRW	579,630	424,606	420,531	—	(4,075)
Expiring 07/02/24	CITI	KRW	579,630	424,668	420,531	—	(4,137)
Expiring 07/02/24	CITI	KRW	441,780	321,575	320,518	—	(1,057)
Expiring 07/02/24	CITI	KRW	423,550	308,216	307,293	—	(923)
Expiring 07/02/24	CITI	KRW	307,570	222,941	223,147	206	—
Expiring 07/02/24	CITI	KRW	305,450	222,065	221,609	—	(456)
Expiring 07/02/24	CITI	KRW	303,770	220,972	220,390	—	(582)
Expiring 07/02/24	CITI	KRW	292,900	212,539	212,504	—	(35)
Expiring 07/02/24	CITI	KRW	292,900	212,369	212,503	134	—
Expiring 07/02/24	CITI	KRW	292,030	214,029	211,872	—	(2,157)
Expiring 07/02/24	CITI	KRW	292,030	214,358	211,873	—	(2,485)
Expiring 07/02/24	CITI	KRW	290,550	211,694	210,799	—	(895)
Expiring 07/02/24	CITI	KRW	190,110	139,276	137,928	—	(1,348)
Expiring 07/02/24	CITI	KRW	153,600	110,975	111,440	465	—
Expiring 07/02/24	CITI	KRW	152,420	111,353	110,583	—	(770)
Expiring 07/02/24	CITI	KRW	152,100	111,388	110,351	—	(1,037)
Expiring 07/02/24	DB	KRW	305,450	220,956	221,609	653	—
Expiring 07/02/24	DB	KRW	152,640	110,321	110,743	422	—
Expiring 07/02/24	GSI	KRW	308,490	222,348	223,815	1,467	—
Expiring 07/02/24	GSI	KRW	49,040	35,475	35,580	105	—
Expiring 07/02/24	JPM	KRW	308,490	222,033	223,815	1,782	—
Expiring 07/02/24	JPM	KRW	207,100	150,640	150,254	—	(386)
Expiring 07/02/24	JPM	KRW	152,700	111,849	110,786	—	(1,063)
Expiring 07/02/24	JPM	KRW	152,700	111,714	110,786	—	(928)
Expiring 07/02/24	JPM	KRW	152,700	111,904	110,786	—	(1,118)
Expiring 07/02/24	JPM	KRW	152,190	110,885	110,416	—	(469)
Expiring 07/02/24	JPM	KRW	152,100	111,613	110,351	—	(1,262)
Expiring 08/02/24	CITI	KRW	2,789,037	2,007,642	2,024,763	17,121	—
Expiring 09/19/24	HSBC	KRW	773,972	564,737	563,344	—	(1,393)
Swedish Krona,
Expiring 07/02/24	BARC	SEK	2,320	224,458	218,929	—	(5,529)
Expiring 07/02/24	BARC	SEK	1,140	108,758	107,577	—	(1,181)
Expiring 07/02/24	BNP	SEK	5,780	556,504	545,436	—	(11,068)
Expiring 07/02/24	BNP	SEK	3,380	318,957	318,958	1	—
Expiring 07/02/24	BNP	SEK	2,320	220,757	218,929	—	(1,828)
Expiring 07/02/24	BNP	SEK	2,290	214,554	216,098	1,544	—
Expiring 07/02/24	BNP	SEK	1,740	165,790	164,197	—	(1,593)
Expiring 07/02/24	BNP	SEK	1,160	111,240	109,464	—	(1,776)
Expiring 07/02/24	BNP	SEK	1,160	111,162	109,465	—	(1,697)
Expiring 07/02/24	BNP	SEK	1,160	110,704	109,465	—	(1,239)
Expiring 07/02/24	BNP	SEK	1,110	106,582	104,746	—	(1,836)
Expiring 07/02/24	BNP	SEK	1,110	106,495	104,746	—	(1,749)
Expiring 07/02/24	CITI	SEK	4,500	424,492	424,648	156	—
Expiring 07/02/24	CITI	SEK	3,480	331,539	328,394	—	(3,145)

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 07/02/24	CITI	SEK	2,290	$215,106	$216,098	$992	$—
Expiring 07/02/24	CITI	SEK	1,390	133,785	131,169	—	(2,616)
Expiring 07/02/24	CITI	SEK	1,220	117,570	115,126	—	(2,444)
Expiring 07/02/24	CITI	SEK	1,148	110,365	108,333	—	(2,032)
Expiring 07/02/24	DB	SEK	2,290	214,297	216,099	1,802	—
Expiring 07/02/24	GSI	SEK	6,990	661,045	659,619	—	(1,426)
Expiring 07/02/24	GSI	SEK	3,370	317,721	318,014	293	—
Expiring 07/02/24	GSI	SEK	2,330	222,667	219,873	—	(2,794)
Expiring 07/02/24	GSI	SEK	2,320	222,491	218,930	—	(3,561)
Expiring 07/02/24	GSI	SEK	2,250	212,581	212,324	—	(257)
Expiring 07/02/24	GSI	SEK	2,228	209,971	210,248	277	—
Expiring 07/02/24	GSI	SEK	1,740	165,770	164,197	—	(1,573)
Expiring 07/02/24	GSI	SEK	1,160	110,507	109,465	—	(1,042)
Expiring 07/02/24	GSI	SEK	1,160	112,039	109,464	—	(2,575)
Expiring 07/02/24	HSBC	SEK	6,940	668,030	654,900	—	(13,130)
Expiring 07/02/24	JPM	SEK	6,740	634,382	636,028	1,646	—
Expiring 07/02/24	JPM	SEK	2,830	271,337	267,056	—	(4,281)
Expiring 07/02/24	JPM	SEK	2,350	225,139	221,761	—	(3,378)
Expiring 07/02/24	JPM	SEK	1,150	110,598	108,521	—	(2,077)
Expiring 07/02/24	JPM	SEK	1,130	106,321	106,634	313	—
Expiring 07/02/24	MSI	SEK	1,160	110,974	109,465	—	(1,509)
Expiring 07/02/24	SSB	SEK	1,130	106,622	106,633	11	—
Expiring 07/02/24	SSB	SEK	1,110	106,065	104,746	—	(1,319)
Expiring 07/02/24	UAG	SEK	39,096	3,735,525	3,689,336	—	(46,189)
Expiring 07/02/24	UAG	SEK	2,320	224,711	218,929	—	(5,782)
Expiring 07/02/24	UAG	SEK	2,270	214,129	214,211	82	—
Expiring 07/19/24	BNP	SEK	5,157	491,845	487,094	—	(4,751)
Expiring 08/02/24	BNP	SEK	3,530	333,909	333,651	—	(258)
Expiring 08/02/24	BNP	SEK	3,510	332,031	331,760	—	(271)
Expiring 08/02/24	BNP	SEK	1,800	170,228	170,134	—	(94)
Expiring 08/02/24	JPM	SEK	3,510	332,757	331,761	—	(996)
Swiss Franc,
Expiring 07/02/24	BARC	CHF	100	112,130	111,356	—	(774)
Expiring 07/02/24	BARC	CHF	100	112,157	111,356	—	(801)
Expiring 07/02/24	BNP	CHF	595	665,368	662,567	—	(2,801)
Expiring 07/02/24	BNP	CHF	595	665,851	662,568	—	(3,283)
Expiring 07/02/24	BNP	CHF	400	448,220	445,423	—	(2,797)
Expiring 07/02/24	BNP	CHF	400	448,209	445,424	—	(2,785)
Expiring 07/02/24	BNP	CHF	295	331,268	328,500	—	(2,768)
Expiring 07/02/24	BNP	CHF	195	214,478	217,144	2,666	—
Expiring 07/02/24	BNP	CHF	195	218,729	217,144	—	(1,585)
Expiring 07/02/24	BNP	CHF	195	218,335	217,144	—	(1,191)
Expiring 07/02/24	BNP	CHF	190	211,141	211,576	435	—
Expiring 07/02/24	BNP	CHF	100	112,471	111,355	—	(1,116)
Expiring 07/02/24	BNP	CHF	95	106,419	105,788	—	(631)
Expiring 07/02/24	BOA	CHF	100	112,381	111,356	—	(1,025)
Expiring 07/02/24	CITI	CHF	995	1,120,917	1,107,991	—	(12,926)
Expiring 07/02/24	DB	CHF	100	112,503	111,356	—	(1,147)
Expiring 07/02/24	GSI	CHF	195	215,802	217,144	1,342	—
Expiring 07/02/24	HSBC	CHF	295	331,016	328,500	—	(2,516)
Expiring 07/02/24	JPM	CHF	580	648,297	645,864	—	(2,433)
Expiring 07/02/24	MSI	CHF	190	211,288	211,576	288	—
Expiring 07/02/24	MSI	CHF	190	211,611	211,576	—	(35)
Expiring 07/02/24	MSI	CHF	190	211,257	211,576	319	—
Expiring 07/02/24	MSI	CHF	100	111,870	111,356	—	(514)

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/02/24	SG	CHF	395	$441,906	$439,856	$—	$(2,050)
Expiring 07/02/24	SG	CHF	395	441,817	439,856	—	(1,961)
Expiring 07/02/24	SG	CHF	190	210,291	211,577	1,286	—
Expiring 07/02/24	SG	CHF	100	112,071	111,356	—	(715)
Expiring 07/02/24	SG	CHF	100	112,175	111,356	—	(819)
Expiring 07/02/24	SSB	CHF	595	666,859	662,568	—	(4,291)
Expiring 07/02/24	SSB	CHF	100	111,750	111,356	—	(394)
Expiring 07/02/24	UAG	CHF	4,902	5,466,346	5,458,668	—	(7,678)
Expiring 07/02/24	UAG	CHF	2,283	2,530,616	2,542,256	11,640	—
Expiring 07/19/24	JPM	CHF	316	354,511	352,857	—	(1,654)
Expiring 08/02/24	BOA	CHF	600	671,689	670,720	—	(969)
Expiring 08/02/24	BOA	CHF	600	671,689	670,720	—	(969)
Expiring 08/02/24	CITI	CHF	100	111,848	111,787	—	(61)
Expiring 08/02/24	JPM	CHF	600	672,036	670,721	—	(1,315)
Expiring 08/02/24	JPM	CHF	100	112,095	111,787	—	(308)
Thai Baht,
Expiring 07/02/24	BARC	THB	52,667	1,435,068	1,435,624	556	—
Expiring 07/02/24	BARC	THB	9,180	252,059	250,233	—	(1,826)
Expiring 07/02/24	BARC	THB	4,080	112,118	111,215	—	(903)
Expiring 07/02/24	BARC	THB	1,630	44,795	44,432	—	(363)
Expiring 07/02/24	BARC	THB	810	22,183	22,080	—	(103)
Expiring 07/02/24	BARC	THB	810	22,259	22,080	—	(179)
Expiring 07/02/24	SSB	THB	3,890	106,087	106,036	—	(51)
Expiring 07/02/24	UAG	THB	5,430	148,200	148,014	—	(186)
Turkish Lira,
Expiring 07/02/24	BARC	TRY	3,920	117,573	119,539	1,966	—
Expiring 07/02/24	BARC	TRY	3,920	118,676	119,538	862	—
Expiring 07/02/24	BARC	TRY	1,664	49,984	50,743	759	—
Expiring 07/02/24	BNP	TRY	2,376	71,775	72,455	680	—
Expiring 07/03/24	BARC	TRY	61,486	1,784,000	1,873,002	89,002	—
Expiring 07/03/24	BNP	TRY	31,275	915,000	952,699	37,699	—
Expiring 07/10/24	BOA	TRY	31,939	961,000	965,288	4,288	—
Expiring 07/10/24	UAG	TRY	81,531	2,386,000	2,464,110	78,110	—
Expiring 07/17/24	BARC	TRY	71,897	2,140,000	2,155,521	15,521	—
Expiring 07/17/24	CITI	TRY	47,790	1,394,500	1,432,759	38,259	—
Expiring 07/17/24	JPM	TRY	47,771	1,394,500	1,432,195	37,695	—
Expiring 07/24/24	BARC	TRY	63,522	1,872,656	1,889,288	16,632	—
Expiring 07/24/24	HSBC	TRY	69,574	2,055,000	2,069,278	14,278	—
Expiring 08/02/24	BARC	TRY	3,980	116,611	117,167	556	—
Expiring 08/02/24	BARC	TRY	3,980	115,998	117,168	1,170	—
Expiring 08/02/24	BARC	TRY	3,920	114,003	115,401	1,398	—

				$547,328,177	$544,387,534	1,128,038	(4,068,681)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/24	BARC	AUD	11,596	$7,728,293	$7,736,453	$—	$(8,160)
Expiring 07/02/24	BARC	AUD	6,208	4,131,424	4,141,765	—	(10,341)
Expiring 07/02/24	BNP	AUD	1,010	668,234	673,838	—	(5,604)
Expiring 07/02/24	BNP	AUD	1,005	663,459	670,501	—	(7,042)
Expiring 07/02/24	BNP	AUD	1,000	666,246	667,166	—	(920)
Expiring 07/02/24	BNP	AUD	965	641,147	643,815	—	(2,668)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/02/24	BNP	AUD	500	$333,849	$333,583	$266	$—
Expiring 07/02/24	BNP	AUD	320	213,445	213,493	—	(48)
Expiring 07/02/24	BNP	AUD	320	212,947	213,493	—	(546)
Expiring 07/02/24	BNP	AUD	320	213,208	213,493	—	(285)
Expiring 07/02/24	BNP	AUD	265	174,707	176,799	—	(2,092)
Expiring 07/02/24	BNP	AUD	190	126,759	126,762	—	(3)
Expiring 07/02/24	BNP	AUD	165	109,805	110,082	—	(277)
Expiring 07/02/24	BNP	AUD	165	110,060	110,082	—	(22)
Expiring 07/02/24	BNP	AUD	160	106,290	106,746	—	(456)
Expiring 07/02/24	BNP	AUD	160	106,463	106,747	—	(284)
Expiring 07/02/24	BNP	AUD	160	106,242	106,747	—	(505)
Expiring 07/02/24	BNP	AUD	54	36,128	36,027	101	—
Expiring 07/02/24	CITI	AUD	317	210,310	211,492	—	(1,182)
Expiring 07/02/24	GSI	AUD	101	67,500	67,384	116	—
Expiring 07/02/24	JPM	AUD	335	223,221	223,500	—	(279)
Expiring 07/02/24	JPM	AUD	163	108,600	108,748	—	(148)
Expiring 07/02/24	JPM	AUD	34	22,750	22,684	66	—
Expiring 07/02/24	MSI	AUD	670	445,996	447,001	—	(1,005)
Expiring 07/02/24	MSI	AUD	335	223,529	223,500	29	—
Expiring 07/02/24	MSI	AUD	320	213,209	213,493	—	(284)
Expiring 07/02/24	MSI	AUD	320	213,302	213,493	—	(191)
Expiring 07/02/24	MSI	AUD	320	211,928	213,493	—	(1,565)
Expiring 07/02/24	MSI	AUD	101	67,337	67,384	—	(47)
Expiring 07/02/24	SSB	AUD	320	212,704	213,493	—	(789)
Expiring 07/02/24	SSB	AUD	320	213,664	213,493	171	—
Expiring 07/02/24	TD	AUD	4,138	2,750,115	2,760,732	—	(10,617)
Expiring 07/02/24	UAG	AUD	335	222,985	223,500	—	(515)
Expiring 07/02/24	UAG	AUD	45	30,130	30,022	108	—
Expiring 07/02/24	WBC	AUD	665	443,588	443,665	—	(77)
Expiring 08/02/24	BARC	AUD	6,957	4,633,835	4,645,541	—	(11,706)
Expiring 08/02/24	BNP	AUD	1,007	669,910	672,425	—	(2,515)
Expiring 08/02/24	BNP	AUD	1,005	670,632	671,089	—	(457)
Expiring 08/02/24	BNP	AUD	1,005	671,528	671,090	438	—
Expiring 08/02/24	BNP	AUD	1,000	666,311	667,751	—	(1,440)
Expiring 08/02/24	DB	AUD	1,000	668,350	667,751	599	—
Expiring 08/02/24	DB	AUD	335	223,678	223,697	—	(19)
Expiring 08/02/24	GSI	AUD	1,008	671,237	673,092	—	(1,855)
Expiring 08/02/24	JPM	AUD	1,000	667,783	667,751	32	—
Expiring 08/02/24	JPM	AUD	335	224,109	223,696	413	—
Expiring 08/02/24	MSI	AUD	670	447,603	447,393	210	—
Expiring 08/02/24	SSB	AUD	1,000	667,884	667,751	133	—
Expiring 08/02/24	SSB	AUD	170	113,193	113,518	—	(325)
Expiring 08/02/24	SSB	AUD	170	113,356	113,517	—	(161)
Expiring 08/02/24	TD	AUD	4,639	3,085,714	3,097,695	—	(11,981)
Brazilian Real,
Expiring 07/02/24	BOA	BRL	47,833	8,665,450	8,553,200	112,250	—
Expiring 07/02/24	BOA	BRL	2,165	400,259	387,130	13,129	—
Expiring 07/02/24	CITI	BRL	1,660	316,341	296,829	19,512	—
Expiring 07/02/24	CITI	BRL	1,125	209,224	201,164	8,060	—
Expiring 07/02/24	CITI	BRL	965	179,268	172,554	6,714	—
Expiring 07/02/24	DB	BRL	1,220	225,217	218,152	7,065	—
Expiring 07/02/24	DB	BRL	900	161,903	160,932	971	—
Expiring 07/02/24	DB	BRL	235	43,765	42,021	1,744	—
Expiring 07/02/24	GSI	BRL	3,750	674,594	670,548	4,046	—
Expiring 07/02/24	GSI	BRL	570	109,129	101,924	7,205	—

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 07/02/24	BNP	GBP	2,641	$3,361,672	$3,339,018	$22,654	$—
Expiring 07/02/24	BNP	GBP	523	665,464	661,140	4,324	—
Expiring 07/02/24	BNP	GBP	334	426,841	422,220	4,621	—
Expiring 07/02/24	BNP	GBP	334	426,864	422,219	4,645	—
Expiring 07/02/24	BNP	GBP	311	397,252	393,144	4,108	—
Expiring 07/02/24	BNP	GBP	235	298,702	297,070	1,632	—
Expiring 07/02/24	BNP	GBP	204	259,329	257,882	1,447	—
Expiring 07/02/24	BNP	GBP	171	217,468	216,166	1,302	—
Expiring 07/02/24	BNP	GBP	112	141,957	141,582	375	—
Expiring 07/02/24	BNP	GBP	100	127,081	126,414	667	—
Expiring 07/02/24	BNP	GBP	87	111,335	109,980	1,355	—
Expiring 07/02/24	BNP	GBP	83	105,895	104,923	972	—
Expiring 07/02/24	BNP	GBP	65	82,651	82,169	482	—
Expiring 07/02/24	CBA	GBP	87	110,335	109,979	356	—
Expiring 07/02/24	CIBC	GBP	288	366,592	364,069	2,523	—
Expiring 07/02/24	CITI	GBP	255	322,545	322,353	192	—
Expiring 07/02/24	CITI	GBP	84	106,863	106,187	676	—
Expiring 07/02/24	CITI	GBP	83	106,025	104,922	1,103	—
Expiring 07/02/24	GSI	GBP	174	220,996	219,958	1,038	—
Expiring 07/02/24	HSBC	GBP	181	230,586	228,808	1,778	—
Expiring 07/02/24	MSI	GBP	155	197,074	195,940	1,134	—
Expiring 07/02/24	MSI	GBP	87	110,298	109,980	318	—
Expiring 07/02/24	MSI	GBP	87	110,204	109,980	224	—
Expiring 07/02/24	MSI	GBP	86	109,678	108,715	963	—
Expiring 07/02/24	RBC	GBP	504	643,273	637,122	6,151	—
Expiring 07/02/24	RBC	GBP	167	213,508	211,110	2,398	—
Expiring 07/02/24	SSB	GBP	262	333,857	331,202	2,655	—
Expiring 07/02/24	SSB	GBP	92	116,508	116,300	208	—
Expiring 07/02/24	TD	GBP	12,531	15,942,865	15,840,816	102,049	—
Expiring 07/02/24	TD	GBP	143	182,136	180,771	1,365	—
Expiring 07/02/24	UAG	GBP	4,185	5,312,021	5,290,386	21,635	—
Expiring 07/02/24	UAG	GBP	65	82,660	82,168	492	—
Expiring 07/02/24	WBC	GBP	174	222,566	219,958	2,608	—
Expiring 07/19/24	BARC	GBP	12,677	16,115,679	16,027,346	88,333	—
Expiring 07/19/24	CITI	GBP	1,256	1,593,265	1,587,911	5,354	—
Expiring 07/19/24	JPM	GBP	5,763	7,214,898	7,285,476	—	(70,578)
Expiring 08/02/24	BARC	GBP	92	116,519	116,324	195	—
Expiring 08/02/24	BNP	GBP	157	198,502	198,508	—	(6)
Expiring 08/02/24	CITI	GBP	526	666,862	665,067	1,795	—
Expiring 08/02/24	SSB	GBP	92	116,305	116,323	—	(18)
Expiring 08/02/24	TD	GBP	2,641	3,353,325	3,339,694	13,631	—
Expiring 08/02/24	UAG	GBP	12,682	16,099,951	16,034,949	65,002	—
Expiring 08/02/24	UAG	GBP	138	174,395	174,485	—	(90)
Canadian Dollar,
Expiring 07/02/24	BARC	CAD	575	418,135	420,346	—	(2,211)
Expiring 07/02/24	BARC	CAD	215	157,180	157,172	8	—
Expiring 07/02/24	BARC	CAD	155	112,672	113,311	—	(639)
Expiring 07/02/24	BNP	CAD	915	669,004	668,898	106	—
Expiring 07/02/24	BNP	CAD	875	642,784	639,657	3,127	—
Expiring 07/02/24	BNP	CAD	870	636,079	636,001	78	—
Expiring 07/02/24	BNP	CAD	290	212,764	212,001	763	—
Expiring 07/02/24	GSI	CAD	305	222,822	222,966	—	(144)
Expiring 07/02/24	HSBC	CAD	1,830	1,331,129	1,337,796	—	(6,667)
Expiring 07/02/24	MSI	CAD	6,065	4,431,536	4,433,734	—	(2,198)
Expiring 07/02/24	MSI	CAD	150	109,554	109,655	—	(101)

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/02/24	MSI	CAD	115	$84,066	$84,069	$—	$(3)
Expiring 07/02/24	RBC	CAD	11,899	8,728,342	8,698,599	29,743	—
Expiring 07/02/24	RBC	CAD	150	109,151	109,655	—	(504)
Expiring 07/02/24	RBC	CAD	150	109,643	109,656	—	(13)
Expiring 07/02/24	RBC	CAD	145	106,465	106,000	465	—
Expiring 07/02/24	RBC	CAD	145	106,576	106,000	576	—
Expiring 07/02/24	SG	CAD	145	106,324	106,000	324	—
Expiring 07/02/24	SSB	CAD	650	474,551	475,173	—	(622)
Expiring 07/02/24	SSB	CAD	290	212,763	212,001	762	—
Expiring 07/02/24	SSB	CAD	290	212,768	212,001	767	—
Expiring 07/02/24	SSB	CAD	155	112,863	113,311	—	(448)
Expiring 07/02/24	SSB	CAD	155	113,030	113,310	—	(280)
Expiring 07/02/24	SSB	CAD	145	106,233	106,001	232	—
Expiring 07/02/24	TD	CAD	155	113,148	113,311	—	(163)
Expiring 07/02/24	UAG	CAD	150	109,507	109,655	—	(148)
Expiring 07/19/24	BNP	CAD	1,890	1,394,395	1,382,395	12,000	—
Expiring 07/19/24	CITI	CAD	1,447	1,057,899	1,058,326	—	(427)
Expiring 07/19/24	MSI	CAD	533	391,809	389,824	1,985	—
Expiring 08/02/24	BNP	CAD	457	334,572	334,328	244	—
Expiring 08/02/24	JPM	CAD	610	446,768	446,260	508	—
Expiring 08/02/24	MSI	CAD	9,784	7,153,772	7,157,710	—	(3,938)
Expiring 08/02/24	UAG	CAD	1,670	1,220,940	1,221,727	—	(787)
Expiring 08/02/24	UAG	CAD	458	335,409	335,061	348	—
Chilean Peso,
Expiring 07/02/24	BARC	CLP	235,800	254,589	250,558	4,031	—
Expiring 07/02/24	BARC	CLP	169,900	179,914	180,533	—	(619)
Expiring 07/02/24	DB	CLP	187,800	207,629	199,554	8,075	—
Expiring 07/02/24	GSI	CLP	59,600	65,723	63,330	2,393	—
Expiring 07/02/24	MSI	CLP	574,108	633,799	610,038	23,761	—
Expiring 07/02/24	MSI	CLP	118,100	125,061	125,491	—	(430)
Expiring 07/02/24	MSI	CLP	61,200	67,438	65,030	2,408	—
Expiring 07/02/24	MSI	CLP	60,800	66,514	64,606	1,908	—
Expiring 07/02/24	MSI	CLP	40,600	44,425	43,141	1,284	—
Expiring 07/02/24	MSI	CLP	40,600	44,256	43,141	1,115	—
Expiring 07/02/24	MSI	CLP	411	435	437	—	(2)
Expiring 08/02/24	MSI	CLP	285,308	301,801	303,105	—	(1,304)
Expiring 09/23/24	CITI	CLP	2,072,137	2,265,894	2,200,708	65,186	—
Expiring 09/23/24	CITI	CLP	1,156,057	1,216,979	1,227,788	—	(10,809)
Expiring 09/23/24	MSI	CLP	753,412	810,600	800,160	10,440	—
Chinese Renminbi,
Expiring 07/02/24	BARC	CNH	843	116,342	115,516	826	—
Expiring 07/02/24	BNP	CNH	874	120,823	119,765	1,058	—
Expiring 07/02/24	CITI	CNH	2,366	326,831	324,213	2,618	—
Expiring 07/02/24	JPM	CNH	4,639	639,559	635,681	3,878	—
Expiring 07/02/24	JPM	CNH	1,219	168,388	167,039	1,349	—
Expiring 07/02/24	JPM	CNH	1,218	167,902	166,903	999	—
Expiring 07/02/24	JPM	CNH	1,033	141,830	141,552	278	—
Expiring 07/02/24	JPM	CNH	773	106,633	105,924	709	—
Expiring 07/02/24	UAG	CNH	31,933	4,403,367	4,375,776	27,591	—
Expiring 08/02/24	GSI	CNH	1,560	214,159	214,294	—	(135)
Expiring 08/02/24	UAG	CNH	35,247	4,840,723	4,841,798	—	(1,075)
Expiring 09/19/24	MSI	CNH	256,482	35,581,495	35,357,914	223,581	—
Expiring 09/19/24	MSI	CNH	83,975	11,649,816	11,576,613	73,203	—
Expiring 05/22/25	JPM	CNH	1,549	219,213	217,265	1,948	—
Expiring 06/20/25	CITI	CNH	1,623	228,621	228,072	549	—

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 07/02/24	BARC	COP	316,600	$76,568	$76,203	$365	$—
Expiring 07/02/24	BARC	COP	3,900	938	939	—	(1)
Expiring 07/02/24	BNP	COP	403,880	96,668	97,210	—	(542)
Expiring 07/02/24	BNP	COP	271,420	65,275	65,329	—	(54)
Expiring 07/02/24	BOA	COP	1,009,700	242,367	243,027	—	(660)
Expiring 07/02/24	CITI	COP	2,046,512	502,212	492,580	9,632	—
Expiring 07/02/24	CITI	COP	1,621,968	390,074	390,395	—	(321)
Expiring 07/02/24	CITI	COP	712,300	181,570	171,445	10,125	—
Expiring 07/02/24	CITI	COP	540,244	139,297	130,032	9,265	—
Expiring 07/02/24	CITI	COP	199,500	51,338	48,018	3,320	—
Expiring 07/02/24	GSI	COP	437,000	105,096	105,182	—	(86)
Expiring 07/02/24	JPM	COP	179,100	44,757	43,108	1,649	—
Expiring 07/02/24	MSI	COP	2,373,428	570,796	571,265	—	(469)
Expiring 07/02/24	MSI	COP	1,260,568	324,516	303,408	21,108	—
Expiring 07/02/24	SCB	COP	605,820	145,542	145,816	—	(274)
Expiring 07/02/24	SCB	COP	399,400	100,859	96,133	4,726	—
Expiring 07/02/24	SCB	COP	223,800	55,082	53,866	1,216	—
Expiring 08/02/24	CITI	COP	2,192,912	535,033	525,028	10,005	—
Expiring 09/18/24	CITI	COP	10,680,635	2,669,758	2,540,356	129,402	—
Expiring 09/18/24	CITI	COP	3,461,128	828,021	823,219	4,802	—
Czech Koruna,
Expiring 07/02/24	BARC	CZK	7,982	351,546	341,261	10,285	—
Expiring 07/02/24	BNP	CZK	4,879	208,666	208,596	70	—
Expiring 07/02/24	BNP	CZK	4,160	182,258	177,856	4,402	—
Expiring 07/02/24	BNP	CZK	2,240	98,742	95,768	2,974	—
Expiring 07/02/24	BNP	CZK	1,940	85,124	82,942	2,182	—
Expiring 07/02/24	BOA	CZK	10,934	468,175	467,470	705	—
Expiring 07/02/24	DB	CZK	3,280	144,172	140,232	3,940	—
Expiring 07/02/24	DB	CZK	2,730	119,738	116,717	3,021	—
Expiring 07/02/24	DB	CZK	1,737	74,522	74,263	259	—
Expiring 07/02/24	GSI	CZK	1,460	63,928	62,421	1,507	—
Expiring 07/02/24	HSBC	CZK	2,640	114,848	112,870	1,978	—
Expiring 07/02/24	MSI	CZK	3,100	135,265	132,537	2,728	—
Expiring 07/02/24	MSI	CZK	1,260	55,524	53,870	1,654	—
Expiring 07/02/24	MSI	CZK	1,210	52,869	51,732	1,137	—
Expiring 07/02/24	MSI	CZK	980	42,946	41,899	1,047	—
Expiring 07/19/24	BARC	CZK	180,669	7,653,995	7,726,912	—	(72,917)
Expiring 07/19/24	BARC	CZK	47,037	1,981,000	2,011,693	—	(30,693)
Expiring 07/19/24	CITI	CZK	77,501	3,278,864	3,314,574	—	(35,710)
Expiring 07/19/24	MSI	CZK	125,010	5,251,082	5,346,450	—	(95,368)
Expiring 08/02/24	HSBC	CZK	11,222	484,676	480,089	4,587	—
Expiring 08/02/24	MSI	CZK	1,030	44,494	44,065	429	—
Danish Krone,
Expiring 07/02/24	UAG	DKK	1,942	283,681	278,928	4,753	—
Expiring 08/02/24	CITI	DKK	1,942	279,925	279,441	484	—
Euro,
Expiring 07/02/24	BARC	EUR	614	660,847	657,684	3,163	—
Expiring 07/02/24	BARC	EUR	614	661,875	657,684	4,191	—
Expiring 07/02/24	BARC	EUR	520	556,954	556,996	—	(42)
Expiring 07/02/24	BARC	EUR	208	222,782	222,799	—	(17)
Expiring 07/02/24	BARC	EUR	157	169,091	168,237	854	—
Expiring 07/02/24	BARC	EUR	103	110,186	110,328	—	(142)
Expiring 07/02/24	BNP	EUR	43,923	47,840,565	47,047,609	792,956	—
Expiring 07/02/24	BNP	EUR	999	1,085,218	1,069,722	15,496	—
Expiring 07/02/24	BNP	EUR	406	441,960	434,885	7,075	—

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/02/24	BNP	EUR	393	$427,987	$420,960	$7,027	$—
Expiring 07/02/24	BNP	EUR	211	226,621	226,012	609	—
Expiring 07/02/24	BNP	EUR	179	191,309	191,736	—	(427)
Expiring 07/02/24	BOA	EUR	299	325,406	320,094	5,312	—
Expiring 07/02/24	BOA	EUR	210	228,735	225,119	3,616	—
Expiring 07/02/24	BOA	EUR	197	214,746	211,016	3,730	—
Expiring 07/02/24	BOA	EUR	147	159,698	157,458	2,240	—
Expiring 07/02/24	CITI	EUR	392	425,603	419,889	5,714	—
Expiring 07/02/24	CITI	EUR	291	315,821	311,703	4,118	—
Expiring 07/02/24	CITI	EUR	103	111,542	110,328	1,214	—
Expiring 07/02/24	DB	EUR	54,657	59,572,031	58,545,657	1,026,374	—
Expiring 07/02/24	DB	EUR	14,714	15,787,386	15,760,850	26,536	—
Expiring 07/02/24	DB	EUR	103	110,130	110,328	—	(198)
Expiring 07/02/24	GSI	EUR	414	443,345	443,455	—	(110)
Expiring 07/02/24	HSBC	EUR	248	264,883	265,644	—	(761)
Expiring 07/02/24	JPM	EUR	614	659,758	657,684	2,074	—
Expiring 07/02/24	JPM	EUR	590	640,937	631,977	8,960	—
Expiring 07/02/24	JPM	EUR	501	546,134	536,645	9,489	—
Expiring 07/02/24	JPM	EUR	150	163,365	160,672	2,693	—
Expiring 07/02/24	JPM	EUR	98	106,730	104,973	1,757	—
Expiring 07/02/24	RBC	EUR	620	663,556	664,111	—	(555)
Expiring 07/02/24	RBC	EUR	617	663,314	660,898	2,416	—
Expiring 07/02/24	RBC	EUR	611	664,704	654,471	10,233	—
Expiring 07/02/24	RBC	EUR	589	641,803	630,906	10,897	—
Expiring 07/02/24	RBC	EUR	98	106,721	104,973	1,748	—
Expiring 07/02/24	SG	EUR	408	444,668	437,028	7,640	—
Expiring 07/02/24	SSB	EUR	830	902,682	889,026	13,656	—
Expiring 07/02/24	SSB	EUR	461	499,870	493,798	6,072	—
Expiring 07/02/24	SSB	EUR	408	444,534	437,028	7,506	—
Expiring 07/02/24	SSB	EUR	395	427,439	423,103	4,336	—
Expiring 07/02/24	SSB	EUR	393	428,131	420,961	7,170	—
Expiring 07/02/24	SSB	EUR	392	426,942	419,889	7,053	—
Expiring 07/02/24	SSB	EUR	328	355,932	351,009	4,923	—
Expiring 07/02/24	SSB	EUR	307	328,226	328,842	—	(616)
Expiring 07/02/24	SSB	EUR	208	223,542	222,798	744	—
Expiring 07/02/24	SSB	EUR	208	223,455	222,799	656	—
Expiring 07/02/24	SSB	EUR	204	222,089	218,513	3,576	—
Expiring 07/02/24	SSB	EUR	203	220,840	217,443	3,397	—
Expiring 07/02/24	SSB	EUR	197	214,566	211,016	3,550	—
Expiring 07/02/24	SSB	EUR	196	212,976	209,945	3,031	—
Expiring 07/02/24	SSB	EUR	104	111,181	111,399	—	(218)
Expiring 07/02/24	SSB	EUR	103	110,824	110,328	496	—
Expiring 07/02/24	SSB	EUR	98	106,704	104,972	1,732	—
Expiring 07/02/24	SSB	EUR	98	106,586	104,972	1,614	—
Expiring 07/02/24	TD	EUR	204	222,175	218,514	3,661	—
Expiring 07/02/24	TD	EUR	196	213,656	209,944	3,712	—
Expiring 07/02/24	TD	EUR	103	111,820	110,328	1,492	—
Expiring 07/02/24	TD	EUR	103	110,301	110,328	—	(27)
Expiring 07/19/24	BNP	EUR	37,614	40,190,635	40,323,626	—	(132,991)
Expiring 07/19/24	BOA	EUR	44,663	48,232,213	47,880,299	351,914	—
Expiring 07/19/24	CITI	EUR	17,387	18,592,092	18,639,581	—	(47,489)
Expiring 07/19/24	CITI	EUR	8,158	8,760,466	8,745,667	14,799	—
Expiring 07/19/24	GSI	EUR	896	961,000	960,975	25	—
Expiring 07/19/24	HSBC	EUR	1,698	1,812,335	1,820,317	—	(7,982)
Expiring 07/19/24	HSBC	EUR	841	904,016	901,582	2,434	—

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/24	SSB	EUR	40,466	$44,131,539	$43,380,525	$751,014	$—
Expiring 08/02/24	BARC	EUR	109	116,808	116,933	—	(125)
Expiring 08/02/24	BNP	EUR	46,236	49,617,541	49,601,056	16,485	—
Expiring 08/02/24	BNP	EUR	623	668,587	668,341	246	—
Expiring 08/02/24	BNP	EUR	263	282,279	282,141	138	—
Expiring 08/02/24	BOA	EUR	624	669,671	669,414	257	—
Expiring 08/02/24	DB	EUR	56,155	60,340,064	60,241,875	98,189	—
Expiring 08/02/24	JPM	EUR	626	672,169	671,560	609	—
Expiring 08/02/24	MSI	EUR	1,104	1,181,451	1,184,361	—	(2,910)
Expiring 08/02/24	MSI	EUR	511	548,559	548,161	398	—
Expiring 08/02/24	SSB	EUR	212	227,289	227,442	—	(153)
Expiring 08/02/24	SSB	EUR	104	111,226	111,569	—	(343)
Expiring 08/02/24	TD	EUR	104	111,517	111,569	—	(52)
Hong Kong Dollar,
Expiring 04/16/25	BNP	HKD	4,965	639,087	639,628	—	(541)
Expiring 04/17/25	JPM	HKD	4,965	639,078	639,636	—	(558)
Expiring 05/12/25	MSI	HKD	8,325	1,073,224	1,072,870	354	—
Expiring 05/12/25	UAG	HKD	8,370	1,079,123	1,078,670	453	—
Expiring 06/18/25	SCB	HKD	6,955	896,899	896,769	130	—
Hungarian Forint,
Expiring 07/02/24	CITI	HUF	15,700	42,119	42,563	—	(444)
Expiring 07/02/24	GSI	HUF	11,100	30,866	30,092	774	—
Expiring 07/02/24	MSI	HUF	239,778	677,444	650,037	27,407	—
Expiring 07/02/24	MSI	HUF	30,800	85,232	83,498	1,734	—
Expiring 07/02/24	MSI	HUF	28,100	77,557	76,179	1,378	—
Expiring 07/02/24	UAG	HUF	65,400	177,912	177,299	613	—
Expiring 07/19/24	BARC	HUF	1,080,782	2,901,350	2,928,056	—	(26,706)
Expiring 07/19/24	GSI	HUF	2,272,902	6,286,679	6,157,748	128,931	—
Expiring 07/19/24	GSI	HUF	1,080,782	2,899,482	2,928,056	—	(28,574)
Expiring 07/19/24	HSBC	HUF	601,878	1,651,468	1,630,607	20,861	—
Expiring 08/02/24	BNP	HUF	284,178	771,619	769,491	2,128	—
Expiring 08/02/24	UAG	HUF	57,200	154,332	154,885	—	(553)
Indian Rupee,
Expiring 07/02/24	CITI	INR	21,798	260,866	261,401	—	(535)
Expiring 07/02/24	CITI	INR	19,583	234,050	234,839	—	(789)
Expiring 07/02/24	CITI	INR	11,141	133,313	133,602	—	(289)
Expiring 07/02/24	DB	INR	89,968	1,078,063	1,078,896	—	(833)
Expiring 07/02/24	DB	INR	2,005	23,963	24,044	—	(81)
Expiring 07/02/24	GSI	INR	9,626	115,346	115,435	—	(89)
Expiring 07/02/24	JPM	INR	10,680	127,722	128,075	—	(353)
Expiring 07/02/24	JPM	INR	9,822	117,411	117,786	—	(375)
Expiring 07/02/24	JPM	INR	9,822	117,418	117,786	—	(368)
Expiring 07/02/24	JPM	INR	9,252	110,617	110,950	—	(333)
Expiring 07/02/24	MSI	INR	33,490	401,302	401,612	—	(310)
Expiring 07/02/24	SCB	INR	30,315	362,414	363,538	—	(1,124)
Expiring 07/02/24	SCB	INR	10,671	127,560	127,967	—	(407)
Expiring 08/02/24	GSI	INR	9,626	115,228	115,325	—	(97)
Expiring 08/02/24	SCB	INR	10,450	124,922	125,197	—	(275)
Indonesian Rupiah,
Expiring 07/02/24	BARC	IDR	1,083,000	66,061	66,182	—	(121)
Expiring 07/02/24	GSI	IDR	8,367,607	520,228	511,338	8,890	—
Expiring 07/02/24	GSI	IDR	1,802,000	111,077	110,119	958	—
Expiring 07/02/24	JPM	IDR	9,086,607	554,264	555,275	—	(1,011)
Expiring 08/02/24	JPM	IDR	9,086,607	554,197	555,215	—	(1,018)
Expiring 09/18/24	HSBC	IDR26,347,226		1,594,000	1,607,961	—	(13,961)

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 07/02/24	BARC	ILS	502	$136,673	$132,921	$3,752	$—
Expiring 07/02/24	DB	ILS	1,823	496,744	482,700	14,044	—
Expiring 07/02/24	GSI	ILS	1,173	319,671	310,591	9,080	—
Expiring 07/02/24	GSI	ILS	775	208,622	205,207	3,415	—
Expiring 07/02/24	GSI	ILS	715	190,347	189,320	1,027	—
Expiring 07/02/24	GSI	ILS	195	52,980	51,633	1,347	—
Expiring 07/02/24	MSI	ILS	240	64,831	63,548	1,283	—
Expiring 07/02/24	MSI	ILS	200	54,468	52,957	1,511	—
Expiring 08/02/24	BNP	ILS	2,165	582,922	574,037	8,885	—
Japanese Yen,
Expiring 07/02/24	BARC	JPY	70,700	445,268	439,698	5,570	—
Expiring 07/02/24	BARC	JPY	52,200	334,574	324,642	9,932	—
Expiring 07/02/24	BARC	JPY	34,700	222,387	215,806	6,581	—
Expiring 07/02/24	BARC	JPY	34,700	221,763	215,807	5,956	—
Expiring 07/02/24	BARC	JPY	34,700	221,174	215,806	5,368	—
Expiring 07/02/24	BARC	JPY	17,800	111,902	110,702	1,200	—
Expiring 07/02/24	BARC	JPY	17,500	111,713	108,836	2,877	—
Expiring 07/02/24	BARC	JPY	17,400	111,172	108,214	2,958	—
Expiring 07/02/24	BARC	JPY	17,300	109,866	107,592	2,274	—
Expiring 07/02/24	BARC	JPY	17,300	110,067	107,592	2,475	—
Expiring 07/02/24	BARC	JPY	17,300	110,558	107,592	2,966	—
Expiring 07/02/24	BARC	JPY	17,100	110,135	106,348	3,787	—
Expiring 07/02/24	BARC	JPY	17,100	110,135	106,348	3,787	—
Expiring 07/02/24	BNP	JPY	1,272,348	8,159,029	7,912,988	246,041	—
Expiring 07/02/24	BNP	JPY	204,000	1,305,181	1,268,717	36,464	—
Expiring 07/02/24	BNP	JPY	104,100	665,639	647,418	18,221	—
Expiring 07/02/24	BNP	JPY	50,195	320,735	312,173	8,562	—
Expiring 07/02/24	BNP	JPY	34,700	221,137	215,806	5,331	—
Expiring 07/02/24	BNP	JPY	33,600	215,045	208,965	6,080	—
Expiring 07/02/24	BNP	JPY	33,600	215,324	208,965	6,359	—
Expiring 07/02/24	BNP	JPY	33,300	215,837	207,099	8,738	—
Expiring 07/02/24	BNP	JPY	33,300	215,548	207,100	8,448	—
Expiring 07/02/24	BNP	JPY	17,100	110,154	106,348	3,806	—
Expiring 07/02/24	BNP	JPY	16,700	106,501	103,861	2,640	—
Expiring 07/02/24	BNP	JPY	16,600	107,713	103,239	4,474	—
Expiring 07/02/24	BOA	JPY	34,700	221,856	215,807	6,049	—
Expiring 07/02/24	CA	JPY	33,300	215,906	207,099	8,807	—
Expiring 07/02/24	CA	JPY	16,800	107,949	104,482	3,467	—
Expiring 07/02/24	CA	JPY	16,800	107,969	104,483	3,486	—
Expiring 07/02/24	CA	JPY	16,800	107,651	104,483	3,168	—
Expiring 07/02/24	CIBC	JPY	29,000	184,855	180,357	4,498	—
Expiring 07/02/24	CITI	JPY	208,300	1,334,349	1,295,460	38,889	—
Expiring 07/02/24	CITI	JPY	35,200	222,115	218,916	3,199	—
Expiring 07/02/24	CITI	JPY	34,700	221,198	215,807	5,391	—
Expiring 07/02/24	CITI	JPY	33,500	214,588	208,343	6,245	—
Expiring 07/02/24	CITI	JPY	25,602	164,786	159,224	5,562	—
Expiring 07/02/24	DB	JPY	104,800	668,841	651,772	17,069	—
Expiring 07/02/24	GSI	JPY	86,700	554,601	539,205	15,396	—
Expiring 07/02/24	GSI	JPY	35,200	222,474	218,916	3,558	—
Expiring 07/02/24	GSI	JPY	34,700	221,266	215,807	5,459	—
Expiring 07/02/24	GSI	JPY	33,300	215,439	207,099	8,340	—
Expiring 07/02/24	JPM	JPY	100,600	643,247	625,651	17,596	—
Expiring 07/02/24	JPM	JPY	69,400	446,916	431,613	15,303	—
Expiring 07/02/24	JPM	JPY	69,400	446,827	431,612	15,215	—
Expiring 07/02/24	JPM	JPY	34,700	221,216	215,806	5,410	—

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/02/24	JPM	JPY	33,300	$213,410	$207,100	$6,310	$—
Expiring 07/02/24	JPM	JPY	17,600	111,248	109,458	1,790	—
Expiring 07/02/24	JPM	JPY	17,600	111,222	109,458	1,764	—
Expiring 07/02/24	JPM	JPY	16,700	106,967	103,861	3,106	—
Expiring 07/02/24	MSI	JPY	599,649	3,736,131	3,729,338	6,793	—
Expiring 07/02/24	MSI	JPY	103,000	664,879	640,578	24,301	—
Expiring 07/02/24	MSI	JPY	33,400	214,031	207,722	6,309	—
Expiring 07/02/24	MSI	JPY	33,300	216,308	207,099	9,209	—
Expiring 07/02/24	MSI	JPY	33,300	215,556	207,099	8,457	—
Expiring 07/02/24	MSI	JPY	17,500	111,883	108,836	3,047	—
Expiring 07/02/24	MSI	JPY	16,700	106,746	103,861	2,885	—
Expiring 07/02/24	SSB	JPY	70,500	447,739	438,454	9,285	—
Expiring 07/02/24	SSB	JPY	59,000	377,709	366,933	10,776	—
Expiring 07/02/24	SSB	JPY	34,700	221,190	215,807	5,383	—
Expiring 07/02/24	SSB	JPY	33,700	215,977	209,587	6,390	—
Expiring 07/02/24	SSB	JPY	33,600	215,022	208,965	6,057	—
Expiring 07/02/24	SSB	JPY	33,500	214,614	208,343	6,271	—
Expiring 07/02/24	SSB	JPY	17,400	111,029	108,215	2,814	—
Expiring 07/02/24	SSB	JPY	17,300	110,330	107,593	2,737	—
Expiring 07/02/24	SSB	JPY	17,300	111,210	107,592	3,618	—
Expiring 07/02/24	SSB	JPY	16,700	108,153	103,861	4,292	—
Expiring 07/02/24	UAG	JPY	33,700	215,834	209,587	6,247	—
Expiring 07/19/24	GSI	JPY	137,114	909,000	855,023	53,977	—
Expiring 08/02/24	BNP	JPY	71,400	446,950	446,223	727	—
Expiring 08/02/24	BNP	JPY	17,800	111,476	111,244	232	—
Expiring 08/02/24	GSI	JPY	107,400	672,991	671,211	1,780	—
Expiring 08/02/24	MSI	JPY	1,425,448	8,923,076	8,908,523	14,553	—
Malaysian Ringgit,
Expiring 07/02/24	BNP	MYR	1,593	338,472	337,802	670	—
Expiring 07/02/24	BNP	MYR	400	84,836	84,822	14	—
Expiring 08/02/24	SCB	MYR	1,993	424,899	422,692	2,207	—
Mexican Peso,
Expiring 07/02/24	BARC	MXN	18,171	1,081,350	992,640	88,710	—
Expiring 07/02/24	BARC	MXN	7,030	391,442	384,033	7,409	—
Expiring 07/02/24	BARC	MXN	4,060	224,362	221,788	2,574	—
Expiring 07/02/24	BARC	MXN	2,030	108,876	110,894	—	(2,018)
Expiring 07/02/24	BNP	MXN	4,060	224,400	221,788	2,612	—
Expiring 07/02/24	BNP	MXN	4,060	224,081	221,788	2,293	—
Expiring 07/02/24	BNP	MXN	1,440	84,470	78,664	5,806	—
Expiring 07/02/24	BNP	MXN	1,430	76,710	78,118	—	(1,408)
Expiring 07/02/24	BOA	MXN	7,800	425,581	426,096	—	(515)
Expiring 07/02/24	BOA	MXN	7,800	425,581	426,096	—	(515)
Expiring 07/02/24	BOA	MXN	7,800	425,639	426,096	—	(457)
Expiring 07/02/24	BOA	MXN	7,120	403,720	388,949	14,771	—
Expiring 07/02/24	CITI	MXN	6,800	405,203	371,468	33,735	—
Expiring 07/02/24	CITI	MXN	1,970	110,735	107,616	3,119	—
Expiring 07/02/24	CITI	MXN	1,220	64,603	66,646	—	(2,043)
Expiring 07/02/24	CITI	MXN	1,170	65,304	63,914	1,390	—
Expiring 07/02/24	CITI	MXN	1,090	61,391	59,544	1,847	—
Expiring 07/02/24	CITI	MXN	780	43,515	42,610	905	—
Expiring 07/02/24	CITI	MXN	730	41,005	39,878	1,127	—
Expiring 07/02/24	GSI	MXN	7,280	415,575	397,689	17,886	—
Expiring 07/02/24	GSI	MXN	7,030	400,903	384,032	16,871	—
Expiring 07/02/24	GSI	MXN	6,760	380,117	369,283	10,834	—
Expiring 07/02/24	GSI	MXN	1,380	74,023	75,386	—	(1,363)

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/02/24	GSI	MXN	780	$42,858	$42,610	$248	$—
Expiring 07/02/24	GSI	MXN	590	32,861	32,231	630	—
Expiring 07/02/24	JPM	MXN	4,060	224,415	221,789	2,626	—
Expiring 07/02/24	JPM	MXN	3,900	221,264	213,047	8,217	—
Expiring 07/02/24	MSI	MXN	1,820	103,185	99,422	3,763	—
Expiring 07/02/24	SG	MXN	2,030	108,374	110,894	—	(2,520)
Expiring 07/02/24	SG	MXN	1,970	111,955	107,616	4,339	—
Expiring 07/02/24	SSB	MXN	8,900	481,392	486,187	—	(4,795)
Expiring 07/02/24	SSB	MXN	7,340	390,633	400,967	—	(10,334)
Expiring 07/02/24	SSB	MXN	6,760	378,392	369,283	9,109	—
Expiring 07/02/24	SSB	MXN	3,660	198,499	199,937	—	(1,438)
Expiring 07/02/24	SSB	MXN	2,890	162,365	157,874	4,491	—
Expiring 07/02/24	SSB	MXN	2,790	155,602	152,411	3,191	—
Expiring 07/02/24	UAG	MXN	38,327	2,104,723	2,093,715	11,008	—
Expiring 07/02/24	UAG	MXN	18,171	1,082,194	992,639	89,555	—
Expiring 07/02/24	UAG	MXN	3,740	211,197	204,307	6,890	—
Expiring 07/02/24	UAG	MXN	3,450	195,876	188,466	7,410	—
Expiring 07/02/24	UAG	MXN	2,850	160,315	155,689	4,626	—
Expiring 08/02/24	CITI	MXN	1,030	56,304	55,989	315	—
Expiring 08/02/24	UAG	MXN	40,612	2,219,502	2,207,586	11,916	—
Expiring 09/18/24	CITI	MXN	2,592	135,030	139,905	—	(4,875)
New Taiwanese Dollar,
Expiring 07/02/24	BARC	TWD	3,020	92,952	92,986	—	(34)
Expiring 07/02/24	BOA	TWD	4,115	127,121	126,701	420	—
Expiring 07/02/24	BOA	TWD	3,605	111,502	110,998	504	—
Expiring 07/02/24	CITI	TWD	6,910	212,681	212,759	—	(78)
Expiring 07/02/24	JPM	TWD	3,830	117,882	117,925	—	(43)
Expiring 08/02/24	BARC	TWD	3,605	110,725	110,996	—	(271)
Expiring 09/18/24	CITI	TWD	105,419	3,268,000	3,252,811	15,189	—
Expiring 09/18/24	GSI	TWD	65,440	2,040,862	2,019,223	21,639	—
Expiring 09/18/24	HSBC	TWD	108,128	3,356,000	3,336,394	19,606	—
Expiring 09/18/24	JPM	TWD	133,312	4,143,000	4,113,466	29,534	—
New Zealand Dollar,
Expiring 07/02/24	BARC	NZD	365	223,231	222,321	910	—
Expiring 07/02/24	BARC	NZD	345	211,777	210,139	1,638	—
Expiring 07/02/24	BNP	NZD	1,040	641,947	633,463	8,484	—
Expiring 07/02/24	BNP	NZD	695	427,217	423,324	3,893	—
Expiring 07/02/24	BNP	NZD	480	293,962	292,367	1,595	—
Expiring 07/02/24	BNP	NZD	360	222,510	219,275	3,235	—
Expiring 07/02/24	BNP	NZD	345	211,569	210,139	1,430	—
Expiring 07/02/24	BNP	NZD	270	166,665	164,456	2,209	—
Expiring 07/02/24	BNP	NZD	73	45,134	44,464	670	—
Expiring 07/02/24	BNP	NZD	43	26,581	26,191	390	—
Expiring 07/02/24	BOA	NZD	175	107,798	106,592	1,206	—
Expiring 07/02/24	CITI	NZD	350	213,277	213,184	93	—
Expiring 07/02/24	CITI	NZD	345	212,577	210,140	2,437	—
Expiring 07/02/24	GSI	NZD	725	443,480	441,596	1,884	—
Expiring 07/02/24	GSI	NZD	390	238,650	237,549	1,101	—
Expiring 07/02/24	JPM	NZD	360	222,694	219,276	3,418	—
Expiring 07/02/24	MSI	NZD	5,240	3,185,396	3,191,678	—	(6,282)
Expiring 07/02/24	MSI	NZD	180	110,336	109,638	698	—
Expiring 07/02/24	MSI	NZD	180	109,927	109,638	289	—
Expiring 07/02/24	MSI	NZD	175	107,487	106,592	895	—
Expiring 07/02/24	MSI	NZD	129	79,460	78,574	886	—
Expiring 07/02/24	MSI	NZD	56	34,625	34,109	516	—

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/02/24	SSB	NZD	360	$222,359	$219,275	$3,084	$—
Expiring 07/02/24	SSB	NZD	255	156,004	155,321	683	—
Expiring 07/02/24	SSB	NZD	180	110,001	109,638	363	—
Expiring 07/02/24	SSB	NZD	175	107,720	106,592	1,128	—
Expiring 07/02/24	UAG	NZD	5,772	3,553,243	3,515,718	37,525	—
Expiring 07/02/24	UAG	NZD	129	79,681	78,574	1,107	—
Expiring 07/02/24	WBC	NZD	360	222,836	219,276	3,560	—
Expiring 07/02/24	WBC	NZD	345	212,179	210,139	2,040	—
Expiring 07/19/24	CITI	NZD	955	581,744	581,667	77	—
Expiring 08/02/24	CITI	NZD	185	112,880	112,685	195	—
Expiring 08/02/24	MSI	NZD	4,252	2,584,791	2,589,919	—	(5,128)
Norwegian Krone,
Expiring 07/02/24	BNP	NOK	6,730	636,488	630,394	6,094	—
Expiring 07/02/24	BNP	NOK	6,700	636,074	627,583	8,491	—
Expiring 07/02/24	BNP	NOK	3,360	320,442	314,729	5,713	—
Expiring 07/02/24	BNP	NOK	2,240	213,656	209,819	3,837	—
Expiring 07/02/24	BNP	NOK	2,240	213,798	209,819	3,979	—
Expiring 07/02/24	BNP	NOK	2,180	207,703	204,199	3,504	—
Expiring 07/02/24	BNP	NOK	2,020	192,574	189,212	3,362	—
Expiring 07/02/24	BNP	NOK	1,763	167,102	165,138	1,964	—
Expiring 07/02/24	BNP	NOK	1,150	107,306	107,719	—	(413)
Expiring 07/02/24	CITI	NOK	3,525	334,061	330,184	3,877	—
Expiring 07/02/24	CITI	NOK	1,420	134,671	133,011	1,660	—
Expiring 07/02/24	CITI	NOK	1,150	107,315	107,719	—	(404)
Expiring 07/02/24	DB	NOK	2,350	221,846	220,122	1,724	—
Expiring 07/02/24	DB	NOK	1,120	106,452	104,909	1,543	—
Expiring 07/02/24	GSI	NOK	7,100	662,971	665,051	—	(2,080)
Expiring 07/02/24	GSI	NOK	2,650	250,171	248,223	1,948	—
Expiring 07/02/24	GSI	NOK	2,350	222,219	220,123	2,096	—
Expiring 07/02/24	GSI	NOK	1,762	166,981	165,045	1,936	—
Expiring 07/02/24	GSI	NOK	1,670	158,207	156,427	1,780	—
Expiring 07/02/24	JPM	NOK	7,070	664,931	662,241	2,690	—
Expiring 07/02/24	MSI	NOK	308	29,411	28,850	561	—
Expiring 07/02/24	NWM	NOK	2,360	220,742	221,059	—	(317)
Expiring 07/02/24	NWM	NOK	1,160	108,774	108,656	118	—
Expiring 07/02/24	SSB	NOK	1,160	108,678	108,656	22	—
Expiring 07/02/24	SSB	NOK	1,120	106,663	104,910	1,753	—
Expiring 07/02/24	UAG	NOK	20,373	1,927,983	1,908,322	19,661	—
Expiring 07/02/24	UAG	NOK	2,910	273,490	272,578	912	—
Expiring 07/19/24	CITI	NOK	4,316	403,200	404,478	—	(1,278)
Expiring 08/02/24	TD	NOK	1,680	158,387	157,494	893	—
Expiring 08/02/24	UAG	NOK	308	29,170	28,874	296	—
Peruvian Nuevo Sol,
Expiring 07/02/24	BARC	PEN	245	65,433	63,744	1,689	—
Expiring 07/02/24	CITI	PEN	1,149	307,754	298,947	8,807	—
Expiring 07/02/24	CITI	PEN	152	39,638	39,547	91	—
Expiring 07/02/24	DB	PEN	1,242	323,885	323,144	741	—
Expiring 08/02/24	DB	PEN	1,242	325,246	323,139	2,107	—
Expiring 09/18/24	BOA	PEN	7,285	1,933,238	1,895,238	38,000	—
Expiring 09/18/24	CITI	PEN	7,285	1,934,265	1,895,238	39,027	—
Philippine Peso,
Expiring 07/02/24	JPM	PHP	5,475	94,405	93,579	826	—
Expiring 08/02/24	BARC	PHP	5,475	93,114	93,672	—	(558)
Polish Zloty,
Expiring 07/02/24	BARC	PLN	625	152,410	155,249	—	(2,839)

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 07/02/24	BARC	PLN	380	$94,144	$94,392	$—	$(248)
Expiring 07/02/24	BARC	PLN	130	32,537	32,292	245	—
Expiring 07/02/24	BNP	PLN	1,476	377,298	366,620	10,678	—
Expiring 07/02/24	BNP	PLN	1,150	288,586	285,660	2,926	—
Expiring 07/02/24	BNP	PLN	1,150	288,437	285,660	2,777	—
Expiring 07/02/24	BNP	PLN	500	126,328	124,200	2,128	—
Expiring 07/02/24	CITI	PLN	215	54,262	53,406	856	—
Expiring 07/02/24	UAG	PLN	825	204,309	204,930	—	(621)
Expiring 07/02/24	UAG	PLN	475	119,679	117,990	1,689	—
Expiring 07/19/24	BARC	PLN	9,925	2,486,000	2,465,022	20,978	—
Expiring 07/19/24	BOA	PLN	7,278	1,839,000	1,807,457	31,543	—
Expiring 07/19/24	CITI	PLN	10,040	2,488,000	2,493,460	—	(5,460)
Expiring 07/19/24	CITI	PLN	7,932	1,997,000	1,970,037	26,963	—
Expiring 08/02/24	BNP	PLN	308	76,189	76,481	—	(292)
Expiring 08/02/24	RBC	PLN	180	44,865	44,696	169	—
Expiring 08/02/24	UAG	PLN	4,236	1,059,188	1,051,836	7,352	—
Romanian Leu,
Expiring 07/02/24	BARC	RON	525	114,761	112,960	1,801	—
Expiring 07/02/24	BNP	RON	1,058	231,252	227,641	3,611	—
Expiring 07/02/24	CITI	RON	345	74,385	74,230	155	—
Expiring 07/02/24	GSI	RON	469	101,100	100,910	190	—
Expiring 07/02/24	UAG	RON	622	135,939	133,830	2,109	—
Expiring 08/02/24	BARC	RON	525	113,160	112,918	242	—
Expiring 08/02/24	BNP	RON	678	146,150	145,825	325	—
Expiring 08/02/24	UAG	RON	622	134,051	133,781	270	—
Singapore Dollar,
Expiring 07/02/24	BARC	SGD	326	240,967	240,460	507	—
Expiring 07/02/24	BARC	SGD	280	206,904	206,530	374	—
Expiring 07/02/24	BNP	SGD	107	79,333	79,161	172	—
Expiring 07/02/24	BOA	SGD	520	384,496	383,555	941	—
Expiring 07/02/24	JPM	SGD	520	384,490	383,554	936	—
Expiring 07/02/24	JPM	SGD	397	294,139	292,830	1,309	—
Expiring 07/02/24	JPM	SGD	230	170,562	169,650	912	—
Expiring 07/02/24	JPM	SGD	220	163,263	162,273	990	—
Expiring 07/02/24	JPM	SGD	198	146,694	146,046	648	—
Expiring 07/02/24	MSI	SGD	235	173,868	173,337	531	—
Expiring 07/02/24	MSI	SGD	135	100,114	99,577	537	—
Expiring 07/02/24	MSI	SGD	115	85,303	84,825	478	—
Expiring 07/02/24	MSI	SGD	70	51,906	51,632	274	—
Expiring 07/02/24	UAG	SGD	1,329	985,591	980,278	5,313	—
Expiring 08/02/24	JPM	SGD	2,367	1,750,086	1,748,811	1,275	—
Expiring 08/02/24	JPM	SGD	520	383,339	384,139	—	(800)
Expiring 09/18/24	SSB	SGD	9,892	7,342,272	7,322,945	19,327	—
South African Rand,
Expiring 07/02/24	BARC	ZAR	7,040	378,007	386,833	—	(8,826)
Expiring 07/02/24	BNP	ZAR	790	42,411	43,409	—	(998)
Expiring 07/02/24	BOA	ZAR	1,369	73,335	75,224	—	(1,889)
Expiring 07/02/24	DB	ZAR	1,369	73,295	75,224	—	(1,929)
Expiring 07/02/24	GSI	ZAR	4,564	244,489	250,782	—	(6,293)
Expiring 07/02/24	GSI	ZAR	4,108	219,738	225,726	—	(5,988)
Expiring 07/02/24	GSI	ZAR	3,690	200,138	202,758	—	(2,620)
Expiring 07/02/24	GSI	ZAR	2,920	158,801	160,448	—	(1,647)
Expiring 07/02/24	GSI	ZAR	1,210	67,204	66,487	717	—
Expiring 07/02/24	HSBC	ZAR	7,600	401,930	417,603	—	(15,673)
Expiring 07/02/24	HSBC	ZAR	4,840	259,883	265,948	—	(6,065)

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 07/02/24	HSBC	ZAR	2,820	$149,883	$154,953	$—	$(5,070)
Expiring 07/02/24	MSI	ZAR	670	36,332	36,815	—	(483)
Expiring 07/02/24	RBC	ZAR	2,690	145,784	147,810	—	(2,026)
Expiring 07/02/24	SSB	ZAR	7,440	403,488	408,812	—	(5,324)
Expiring 08/02/24	UAG	ZAR	18,280	1,004,655	1,002,031	2,624	—
Expiring 09/18/24	BARC	ZAR	35,668	1,922,000	1,948,277	—	(26,277)
South Korean Won,
Expiring 07/02/24	BARC	KRW	305,280	221,719	221,486	233	—
Expiring 07/02/24	BARC	KRW	304,520	223,321	220,935	2,386	—
Expiring 07/02/24	BNP	KRW	299,790	216,925	217,503	—	(578)
Expiring 07/02/24	BOA	KRW	609,040	446,052	441,868	4,184	—
Expiring 07/02/24	BOA	KRW	151,890	110,319	110,198	121	—
Expiring 07/02/24	CITI	KRW	3,762,118	2,772,072	2,729,478	42,594	—
Expiring 07/02/24	CITI	KRW	2,789,037	2,004,338	2,023,492	—	(19,154)
Expiring 07/02/24	CITI	KRW	894,720	647,222	649,134	—	(1,912)
Expiring 07/02/24	CITI	KRW	872,630	642,727	633,108	9,619	—
Expiring 07/02/24	CITI	KRW	609,040	445,954	441,868	4,086	—
Expiring 07/02/24	CITI	KRW	581,760	428,900	422,076	6,824	—
Expiring 07/02/24	CITI	KRW	305,390	222,150	221,565	585	—
Expiring 07/02/24	CITI	KRW	293,430	213,264	212,888	376	—
Expiring 07/02/24	DB	KRW	458,090	335,942	332,352	3,590	—
Expiring 07/02/24	GSI	KRW	203,930	147,828	147,955	—	(127)
Expiring 07/02/24	GSI	KRW	153,600	111,365	111,439	—	(74)
Expiring 07/02/24	JPM	KRW	1,130,290	817,629	820,044	—	(2,415)
Expiring 07/02/24	JPM	KRW	147,690	107,743	107,151	592	—
Expiring 08/02/24	CITI	KRW	3,762,118	2,708,099	2,731,194	—	(23,095)
Expiring 08/02/24	CITI	KRW	334,692	242,232	242,977	—	(745)
Expiring 08/02/24	CITI	KRW	296,555	214,150	215,291	—	(1,141)
Expiring 08/02/24	CITI	KRW	154,530	111,659	112,185	—	(526)
Expiring 08/02/24	GSI	KRW	366,040	266,002	265,735	267	—
Expiring 08/02/24	JPM	KRW	143,503	103,687	104,179	—	(492)
Expiring 09/19/24	HSBC	KRW	12,591,910	9,187,822	9,165,160	22,662	—
Expiring 09/20/24	BOA	KRW	2,647,401	1,922,000	1,927,040	—	(5,040)
Swedish Krona,
Expiring 07/02/24	BNP	SEK	35,402	3,358,406	3,340,747	17,659	—
Expiring 07/02/24	BNP	SEK	6,760	642,170	637,915	4,255	—
Expiring 07/02/24	BNP	SEK	4,530	430,428	427,478	2,950	—
Expiring 07/02/24	BNP	SEK	3,470	335,234	327,450	7,784	—
Expiring 07/02/24	BNP	SEK	3,395	322,184	320,373	1,811	—
Expiring 07/02/24	BNP	SEK	3,395	321,874	320,373	1,501	—
Expiring 07/02/24	BNP	SEK	2,310	223,201	217,986	5,215	—
Expiring 07/02/24	BNP	SEK	2,260	214,647	213,267	1,380	—
Expiring 07/02/24	BNP	SEK	1,950	185,068	184,014	1,054	—
Expiring 07/02/24	BNP	SEK	1,160	111,846	109,465	2,381	—
Expiring 07/02/24	BNP	SEK	1,160	110,050	109,464	586	—
Expiring 07/02/24	BNP	SEK	1,150	110,338	108,521	1,817	—
Expiring 07/02/24	BNP	SEK	1,120	107,556	105,690	1,866	—
Expiring 07/02/24	BNP	SEK	1,045	99,555	98,612	943	—
Expiring 07/02/24	BNP	SEK	1,045	99,572	98,613	959	—
Expiring 07/02/24	BOA	SEK	1,190	113,386	112,296	1,090	—
Expiring 07/02/24	CITI	SEK	6,990	666,217	659,619	6,598	—
Expiring 07/02/24	CITI	SEK	2,250	214,120	212,324	1,796	—
Expiring 07/02/24	CITI	SEK	2,120	201,118	200,057	1,061	—
Expiring 07/02/24	CITI	SEK	1,150	110,298	108,521	1,777	—
Expiring 07/02/24	DB	SEK	2,250	213,901	212,324	1,577	—

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 07/02/24	DB	SEK	1,160	$111,535	$109,464	$2,071	$—
Expiring 07/02/24	GSI	SEK	2,320	220,424	218,929	1,495	—
Expiring 07/02/24	GSI	SEK	2,310	221,622	217,985	3,637	—
Expiring 07/02/24	GSI	SEK	1,180	112,032	111,352	680	—
Expiring 07/02/24	GSI	SEK	1,160	111,238	109,464	1,774	—
Expiring 07/02/24	GSI	SEK	1,160	110,638	109,465	1,173	—
Expiring 07/02/24	GSI	SEK	1,160	110,418	109,464	954	—
Expiring 07/02/24	GSI	SEK	1,160	110,266	109,464	802	—
Expiring 07/02/24	GSI	SEK	1,130	107,412	106,634	778	—
Expiring 07/02/24	JPM	SEK	7,030	670,847	663,394	7,453	—
Expiring 07/02/24	JPM	SEK	2,310	222,811	217,986	4,825	—
Expiring 07/02/24	JPM	SEK	1,320	126,281	124,563	1,718	—
Expiring 07/02/24	JPM	SEK	1,160	110,046	109,464	582	—
Expiring 07/02/24	JPM	SEK	1,160	110,162	109,465	697	—
Expiring 07/02/24	JPM	SEK	1,130	107,678	106,634	1,044	—
Expiring 07/02/24	JPM	SEK	1,130	107,287	106,634	653	—
Expiring 07/02/24	MSI	SEK	2,310	222,220	217,986	4,234	—
Expiring 07/02/24	MSI	SEK	1,310	125,528	123,620	1,908	—
Expiring 07/02/24	MSI	SEK	1,160	110,743	109,464	1,279	—
Expiring 07/02/24	RBC	SEK	2,260	214,551	213,267	1,284	—
Expiring 07/02/24	RBC	SEK	2,260	214,631	213,267	1,364	—
Expiring 07/02/24	RBC	SEK	1,130	107,590	106,633	957	—
Expiring 07/02/24	SSB	SEK	2,260	214,686	213,267	1,419	—
Expiring 07/02/24	SSB	SEK	1,170	111,368	110,409	959	—
Expiring 07/02/24	UAG	SEK	4,820	450,252	454,844	—	(4,592)
Expiring 07/19/24	CITI	SEK	4,855	453,000	458,573	—	(5,573)
Expiring 08/02/24	CITI	SEK	7,000	667,864	661,631	6,233	—
Expiring 08/02/24	UAG	SEK	39,096	3,741,316	3,695,305	46,011	—
Swiss Franc,
Expiring 07/02/24	BARC	CHF	195	219,266	217,144	2,122	—
Expiring 07/02/24	BNP	CHF	595	669,498	662,568	6,930	—
Expiring 07/02/24	BNP	CHF	595	667,785	662,568	5,217	—
Expiring 07/02/24	BNP	CHF	583	640,311	649,205	—	(8,894)
Expiring 07/02/24	BNP	CHF	490	538,195	545,644	—	(7,449)
Expiring 07/02/24	BNP	CHF	395	445,116	439,856	5,260	—
Expiring 07/02/24	BNP	CHF	395	443,505	439,856	3,649	—
Expiring 07/02/24	BNP	CHF	395	443,217	439,856	3,361	—
Expiring 07/02/24	BNP	CHF	395	443,199	439,856	3,343	—
Expiring 07/02/24	BNP	CHF	395	443,610	439,856	3,754	—
Expiring 07/02/24	BNP	CHF	395	442,316	439,856	2,460	—
Expiring 07/02/24	BNP	CHF	390	429,815	434,288	—	(4,473)
Expiring 07/02/24	BNP	CHF	300	337,123	334,068	3,055	—
Expiring 07/02/24	BNP	CHF	298	334,127	331,841	2,286	—
Expiring 07/02/24	BNP	CHF	295	323,930	328,500	—	(4,570)
Expiring 07/02/24	BNP	CHF	295	323,792	328,500	—	(4,708)
Expiring 07/02/24	BNP	CHF	190	214,169	211,576	2,593	—
Expiring 07/02/24	BNP	CHF	100	109,735	111,356	—	(1,621)
Expiring 07/02/24	BNP	CHF	100	110,394	111,356	—	(962)
Expiring 07/02/24	BNP	CHF	100	113,155	111,356	1,799	—
Expiring 07/02/24	BOA	CHF	200	224,729	222,711	2,018	—
Expiring 07/02/24	DB	CHF	200	224,772	222,712	2,060	—
Expiring 07/02/24	DB	CHF	195	213,851	217,144	—	(3,293)
Expiring 07/02/24	JPM	CHF	595	669,758	662,567	7,191	—
Expiring 07/02/24	JPM	CHF	580	641,988	645,864	—	(3,876)
Expiring 07/02/24	JPM	CHF	298	334,889	331,841	3,048	—

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/02/24	JPM	CHF	200	$224,832	$222,712	$2,120	$—
Expiring 07/02/24	MSI	CHF	595	667,771	662,567	5,204	—
Expiring 07/02/24	MSI	CHF	590	668,097	657,000	11,097	—
Expiring 07/02/24	MSI	CHF	585	642,492	651,433	—	(8,941)
Expiring 07/02/24	MSI	CHF	200	224,735	222,712	2,023	—
Expiring 07/02/24	MSI	CHF	195	215,012	217,144	—	(2,132)
Expiring 07/02/24	MSI	CHF	195	216,515	217,144	—	(629)
Expiring 07/02/24	MSI	CHF	195	214,227	217,144	—	(2,917)
Expiring 07/02/24	MSI	CHF	100	111,897	111,356	541	—
Expiring 07/02/24	MSI	CHF	100	110,210	111,356	—	(1,146)
Expiring 07/02/24	MSI	CHF	100	112,013	111,356	657	—
Expiring 07/02/24	MSI	CHF	100	111,519	111,356	163	—
Expiring 07/02/24	NWM	CHF	190	214,289	211,577	2,712	—
Expiring 07/02/24	SG	CHF	395	443,494	439,856	3,638	—
Expiring 07/02/24	SG	CHF	200	225,076	222,712	2,364	—
Expiring 07/02/24	SSB	CHF	595	666,202	662,568	3,634	—
Expiring 07/02/24	SSB	CHF	297	333,785	330,727	3,058	—
Expiring 07/02/24	SSB	CHF	200	224,646	222,711	1,935	—
Expiring 07/02/24	SSB	CHF	100	109,666	111,356	—	(1,690)
Expiring 07/02/24	TD	CHF	100	113,156	111,356	1,800	—
Expiring 07/02/24	TD	CHF	100	113,131	111,356	1,775	—
Expiring 07/02/24	UAG	CHF	1,154	1,279,164	1,285,048	—	(5,884)
Expiring 08/02/24	UAG	CHF	4,902	5,486,542	5,479,789	6,753	—
Thai Baht,
Expiring 07/02/24	BARC	THB	40,437	1,101,076	1,102,253	—	(1,177)
Expiring 07/02/24	BARC	THB	7,020	190,839	191,355	—	(516)
Expiring 07/02/24	BARC	THB	5,800	158,341	158,099	242	—
Expiring 07/02/24	BARC	THB	4,610	125,767	125,661	106	—
Expiring 07/02/24	BARC	THB	3,670	100,010	100,039	—	(29)
Expiring 07/02/24	BARC	THB	3,090	84,496	84,229	267	—
Expiring 07/02/24	GSI	THB	1,950	53,404	53,154	250	—
Expiring 07/02/24	MSI	THB	3,900	106,387	106,308	79	—
Expiring 07/02/24	UAG	THB	4,090	111,537	111,487	50	—
Expiring 07/02/24	UAG	THB	3,930	107,515	107,126	389	—
Expiring 08/02/24	BARC	THB	52,667	1,436,830	1,439,326	—	(2,496)
Expiring 08/02/24	SSB	THB	7,880	213,534	215,351	—	(1,817)
Expiring 09/18/24	JPM	THB	486,029	13,301,294	13,332,337	—	(31,043)
Turkish Lira,
Expiring 07/02/24	BARC	TRY	3,980	119,807	121,368	—	(1,561)
Expiring 07/02/24	BARC	TRY	3,980	120,387	121,368	—	(981)
Expiring 07/02/24	BARC	TRY	3,920	117,987	119,539	—	(1,552)

				$913,109,274	$907,221,810	6,910,588	(1,023,124)

						$8,038,626	$(5,091,805)

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)	795	$(10,806)	$ (8,086)	$ (2,720)	JPM

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Credit default swap agreements outstanding at June 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		795	$(11,350)	$(7,047)	$(4,303)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		800	40,745	36,711	4,034	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		485	(6,492)	9,059	(15,551)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	700	(21,864)	(18,307)	(3,557)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		1,600	57,454	139,885	(82,431)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		1,200	43,091	102,675	(59,584)	MSI

					$90,778	$254,890	$(164,112)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
People’s Republic of China	06/20/29	1.000%(Q)	1,590	0.668%	$23,868	$19,654	$4,214	JPM
Republic of Estonia	12/20/26	1.000%(Q)	250	0.320%	4,075	1,170	2,905	JPM
Republic of France	06/20/34	0.250%(Q)	855	0.565%	(21,491)	(18,792)	(2,699)	CITI
Republic of Panama	09/20/24	1.000%(Q)	810	0.341%	1,476	1,174	302	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR 5,000	0.120%	3,757	(5,524)	9,281	BNP

					$11,685	$(2,318)	$14,003

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	8,180	3.448%	$536,894	$523,178	$(13,716)
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	4,705	0.538%	98,771	97,728	(1,043)

					$635,665	$620,906	$(14,759)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR2,164	04/15/29	2.120%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$7,492	$(196)	$(7,688)
1,290	07/01/29	2.450%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	1,496	3,226	1,730

				$8,988	$3,030	$(5,958)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR3,282	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$37,778	$—	$37,778	MSI
EUR3,260	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	37,872	—	37,872	MSI
EUR3,260	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(54,095)	—	(54,095)	MSI
EUR3,282	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(59,636)	—	(59,636)	MSI
3,120	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(4,864)	—	(4,864)	JPM
928	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(1,014)	—	(1,014)	CITI
3,120	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(9,208)	—	(9,208)	JPM
928	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(4,277)	—	(4,277)	CITI

				$(57,444)	$—	$(57,444)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,010	03/20/27	3.940	%(Q)	3 Month BBSW(1)(Q)/ 4.445%	$(95)	$11,408	$11,503
AUD	815	12/03/27	2.600	%(S)	6 Month BBSW(2)(S)/ 4.736%	(20,667)	(31,914)	(11,247)
AUD	1,371	09/16/29	3.844	%(Q)	3 Month BBSW(2)(Q)/ 4.445%	(1,239)	(7,720)	(6,481)
AUD	871	09/18/29	3.969	%(S)	6 Month BBSW(2)(S)/ 4.736%	(1,001)	(10,377)	(9,376)
AUD	1,785	12/03/31	2.750	%(S)	6 Month BBSW(2)(S)/ 4.736%	134,886	(129,820)	(264,706)
AUD	2,465	12/03/33	2.800	%(S)	6 Month BBSW(2)(S)/ 4.736%	(195,092)	(220,989)	(25,897)
AUD	438	09/18/34	4.250	%(S)	6 Month BBSW(2)(S)/ 4.736%	(1,030)	(6,943)	(5,913)
AUD	1,051	09/19/34	4.594	%(S)	6 Month BBSW(2)(S)/ 4.736%	(1,159)	(4,194)	(3,035)
AUD	160	12/03/38	2.900	%(S)	6 Month BBSW(2)(S)/ 4.736%	(17,218)	(20,091)	(2,873)
AUD	530	12/03/52	2.900	%(S)	6 Month BBSW(2)(S)/ 4.736%	(51,841)	(93,360)	(41,519)
BRL	12,504	01/02/29	11.235	%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(84,245)	(84,245)
CAD	3,505	09/03/24	0.000	%(S)	3 Month CDOR(2)(S)/ 4.973%	28,181	(68,708)	(96,889)
CAD	3,505	09/03/24	0.000	%(S)	1 Day CORRA(1)(S)/ 4.800%	(35,494)	66,404	101,898

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	3,505	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 4.800%	$1,457	$(99,163)	$(100,620)
CAD	775	12/03/28	3.550%(S)	1 Day CORRA(2)(S)/ 4.800%	(3,219)	1,067	4,286
CAD	1,224	09/17/29	3.000%(S)	1 Day CORRA(1)(S)/ 4.800%	2,444	941	(1,503)
CAD	1,612	09/18/29	3.313%(S)	1 Day CORRA(1)(S)/ 4.800%	5,219	2,190	(3,029)
CAD	1,215	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 4.800%	(5,136)	4,716	9,852
CAD	600	03/20/34	3.560%(S)	1 Day CORRA(1)(S)/ 4.800%	(111)	(2,792)	(2,681)
CAD	382	09/18/34	3.344%(S)	1 Day CORRA(1)(S)/ 4.800%	2,515	1,517	(998)
CAD	900	09/19/34	3.406%(S)	1 Day CORRA(2)(S)/ 4.800%	(2,247)	(1,706)	541
CAD	145	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 4.800%	(128)	(211)	(83)
CAD	1,900	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 4.800%	(37,884)	(8,568)	29,316
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.216%	—	(159,416)	(159,416)
CHF	680	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 1.216%	—	20,088	20,088
CHF	250	05/08/34	2.000%(A)	1 Day SARON(2)(A)/1.216%	20,709	27,449	6,740
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/5.750%	—	(13,392)	(13,392)
CLP	133,034	09/23/34	5.211%(S)	1 Day CLOIS(1)(S)/5.750%	—	1,857	1,857
CNH	40,450	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	8,037	25,136	17,099
CNH	109,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	(217)	208,654	208,871
CNH	60,000	12/06/27	2.820%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	—	270,442	270,442
CNH	6,425	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	—	31,161	31,161
CNH	35,760	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	88,921	137,087	48,166
CNH	13,300	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	—	41,729	41,729
CNH	12,915	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	58,883	61,245	2,362
CNH	26,210	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	3,872	17,846	13,974
CNH	153,028	06/20/29	2.130%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	16,716	201,438	184,722
CNH	9,532	06/20/29	2.286%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	4,189	22,199	18,010
CNH	3,264	09/18/29	2.120%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.170%	—	(3,844)	(3,844)
COP	952,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 10.955%	—	(28,982)	(28,982)
COP	707,873	09/18/34	8.248%(Q)	1 Day COOIS(2)(Q)/ 10.955%	—	(210)	(210)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 4.560%	—	(50,613)	(50,613)
DKK	4,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.727%	(26,083)	(65,973)	(39,890)
EUR	45,040	07/24/24	3.693%(T)	1 Day EuroSTR(1)(T)/ 3.656%	—	(1,537)	(1,537)
EUR	34,170	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	(733,282)	(733,282)
EUR	18,860	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	(443,493)	(443,493)
EUR	3,520	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 3.656%	—	4,845	4,845
EUR	2,345	04/12/29	2.780%(A)	6 Month EURIBOR(1)(S)/ 3.682%	1,087	13,582	12,495
EUR	615	04/23/29	2.810%(A)	6 Month EURIBOR(1)(S)/ 3.682%	4,589	3,902	(687)
EUR	858	09/16/29	2.563%(A)	6 Month EURIBOR(2)(S)/ 3.682%	2	(1,826)	(1,828)
EUR	534	09/18/29	2.531%(A)	6 Month EURIBOR(2)(S)/ 3.682%	(994)	(7,642)	(6,648)
EUR	1,140	02/15/33	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.682%	1,448	10,918	9,470
EUR	2,870	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	29,757	29,757
EUR	750	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 3.656%	—	12,123	12,123
EUR	2,501	03/21/34	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(1,500)	5,664	7,164
EUR	660	07/02/34	2.750%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(428)	5,250	5,678
EUR	266	09/18/34	2.750%(A)	6 Month EURIBOR(2)(S)/ 3.682%	348	(1,513)	(1,861)
EUR	2,055	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	(23,828)	(23,828)
EUR	950	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	162,684	162,684
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	—	(165,735)	(165,735)
EUR	2,303	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	383,126	383,126
EUR	2,303	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	—	(390,783)	(390,783)
EUR	1,355	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	(477,832)	(477,832)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	133,623	133,623
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	—	(136,037)	(136,037)
EUR	1,720	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.682%	1,426	(19,109)	(20,535)
EUR	1,720	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	(839)	42,362	43,201
EUR	1,000	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 3.656%	(248,838)	(262,099)	(13,261)
EUR	400	07/06/51	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(550)	10,992	11,542
GBP	1,630	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 5.200%	(47,171)	(80,053)	(32,882)
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	(64,763)	153,141	217,904
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	(79,241)	494,897	574,138

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	6,520	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.200%	$336,565	$757,068	$420,503
GBP	2,690	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 5.200%	(292,597)	(312,446)	(19,849)
GBP	4,685	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	722,360	660,156	(62,204)
GBP	425	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	70,730	70,519	(211)
GBP	749	06/17/29	3.500%(A)	1 Day SONIA(1)(A)/ 5.200%	146	2,410	2,264
GBP	11,340	06/19/29	3.750%(A)	1 Day SONIA(1)(A)/ 5.200%	195,776	159,137	(36,639)
GBP	1,007	12/18/29	3.938%(A)	1 Day SONIA(1)(A)/ 5.200%	907	(6,106)	(7,013)
GBP	4,145	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 5.200%	(738,105)	(789,413)	(51,308)
GBP	4,495	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	(346,359)	948,474	1,294,833
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	(13,825)	126,604	140,429
GBP	3,585	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 5.200%	(746,678)	(930,565)	(183,887)
GBP	2,360	03/21/34	3.780%(A)	1 Day SONIA(2)(A)/ 5.200%	10,286	8,221	(2,065)
GBP	1,165	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 5.200%	320,937	324,792	3,855
GBP	569	06/20/34	3.531%(A)	1 Day SONIA(2)(A)/ 5.200%	(393)	(5,355)	(4,962)
GBP	244	12/18/34	3.906%(A)	1 Day SONIA(1)(A)/ 5.200%	(350)	(2,415)	(2,065)
GBP	3,285	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 5.200%	1,030,864	1,147,361	116,497
GBP	3,600	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 5.200%	(1,025,133)	(1,337,067)	(311,934)
GBP	1,680	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	229,068	(712,447)	(941,515)
GBP	1,280	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 5.200%	127,544	566,471	438,927
GBP	1,110	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 5.200%	420,545	509,914	89,369
GBP	5,675	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	212,507	(2,868,830)	(3,081,337)
GBP	900	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 5.200%	385,636	479,141	93,505
GBP	505	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	(301,558)	(301,116)	442
HKD	17,178	09/19/25	4.530%(Q)	3 Month HIBOR(1)(Q)/ 4.754%	2,970	(1,898)	(4,868)
HUF	70,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.810%	—	(41,326)	(41,326)
ILS	1,445	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.485%	—	(75,908)	(75,908)
JPY	280,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(615)	(960)	(345)
JPY	1,100,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ 0.076%	—	2,076	2,076
JPY	349,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	4,589	(22,212)	(26,801)
JPY	556,840	06/19/27	0.470%(A)	1 Day TONAR(1)(A)/ 0.076%	2,665	6,293	3,628
JPY	870,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	6,211	(147,269)	(153,480)
JPY	237,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.076%	—	(17,781)	(17,781)
JPY	320,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(64,594)	(74,146)	(9,552)
JPY	117,055	09/17/29	0.719%(A)	1 Day TONAR(2)(A)/ 0.076%	(367)	(3,790)	(3,423)
JPY	180,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.076%	59,416	55,219	(4,197)
JPY	745,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.076%	9,451	(267,211)	(276,662)
JPY	561,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ 0.076%	(183,513)	(232,382)	(48,869)
JPY	205,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.076%	(110,536)	(116,177)	(5,641)
JPY	40,642	12/18/34	1.060%(A)	1 Day TONAR(2)(A)/ 0.076%	897	(1,615)	(2,512)
JPY	81,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)/ 0.076%	(49,234)	(65,343)	(16,109)
JPY	130,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.076%	(107,001)	(112,032)	(5,031)
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.076%	19,978	(616,758)	(636,736)
JPY	52,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)/ 0.076%	—	(60,128)	(60,128)
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.076%	40,256	(478,205)	(518,461)
JPY	50,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.076%	(41,576)	(73,651)	(32,075)
JPY	387,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.076%	45,723	(648,338)	(694,061)
JPY	36,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.076%	—	(63,787)	(63,787)
JPY	45,300	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.076%	—	36,983	36,983
JPY	95,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.076%	11,735	15,401	3,666
KRW	1,837,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	(1,520)	(1,520)
KRW	1,138,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	1,949	1,949
KRW	270,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	(391)	(391)
KRW	631,076	09/19/29	3.311%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	4,019	4,019
KRW	631,547	09/19/29	3.389%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	5,682	5,682
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	(393,159)	(393,159)
KRW	790,215	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	(11,591)	137	11,728
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	3,505	3,505
KRW	248,990	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	(5,446)	(17)	5,429

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	13,200	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	$—	$(18,687)	$(18,687)
NOK	40,452	03/20/29	3.780%(A)	6 Month NIBOR(2)(S)/ 4.850%	(16,998)	(44,823)	(27,825)
NOK	6,101	09/18/29	3.563%(A)	6 Month NIBOR(2)(S)/ 4.850%	(1,021)	(8,512)	(7,491)
NOK	10,030	12/16/29	3.594%(A)	6 Month NIBOR(1)(S)/ 4.850%	(703)	(124)	579
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.850%	—	(30,146)	(30,146)
NOK	4,700	03/20/34	3.910%(A)	6 Month NIBOR(2)(S)/ 4.850%	426	2,591	2,165
NOK	3,144	12/18/34	3.590%(A)	6 Month NIBOR(1)(S)/ 4.850%	(274)	3,245	3,519
NZD	2,105	12/18/29	4.406%(S)	3 Month BBR(1)(Q)/ 5.630%	(3,639)	(4,804)	(1,165)
NZD	795	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.630%	—	(75,633)	(75,633)
NZD	981	06/19/34	4.410%(S)	3 Month BBR(1)(Q)/ 5.630%	(1,855)	4,562	6,417
NZD	1,248	12/19/34	4.688%(S)	3 Month BBR(2)(Q)/ 5.630%	2,528	2,129	(399)
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 5.860%	—	(29,891)	(29,891)
SEK	46,862	03/20/29	2.660%(A)	3 Month STIBOR(1)(Q)/ 3.707%	6,851	(39,681)	(46,532)
SEK	9,273	06/18/29	2.406%(A)	3 Month STIBOR(2)(Q)/ 3.707%	(196)	1,537	1,733
SEK	6,137	12/18/29	2.719%(A)	3 Month STIBOR(2)(Q)/ 3.707%	308	6,675	6,367
SEK	7,600	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 3.707%	—	(94,693)	(94,693)
SEK	2,937	09/18/34	2.719%(A)	3 Month STIBOR(2)(Q)/ 3.707%	439	3,614	3,175
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.433%	(3,646)	(111,833)	(108,187)
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(87,193)	(87,193)
THB	20,100	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	9,792	9,792
THB	17,500	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	5,185	5,185
TWD	62,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.628%	—	32,312	32,312
TWD	15,231	09/18/29	1.921%(Q)	3 Month TAIBOR(1)(Q)/ 1.628%	—	(167)	(167)
	36,490	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(21,477)	(21,477)
	73,405	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(123,662)	(123,662)
	248,560	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(197,889)	(197,889)
	35,230	10/04/24	5.472%(T)	1 Day SOFR(2)(T)/ 5.330%	—	5,747	5,747
	24,592	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(85,643)	(85,643)
	31,376	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(57,593)	(57,593)
	71,142	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(145,455)	(145,455)
	6,835	04/11/25	5.220%(T)	1 Day SOFR(2)(T)/ 5.330%	920	(1,035)	(1,955)
	7,530	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 5.330%	—	3,306	3,306
	247,940	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(102,599)	(102,599)
	88,635	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	639,605	639,605
	2,300	09/18/25	4.840%(T)	1 Day SOFR(2)(T)/ 5.330%	(3,563)	788	4,351
	3,850	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 5.330%	—	9,706	9,706
	127,025	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.330%	—	19,072	19,072
	16,320	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	3,019	28,911	25,892
	6,390	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	—	11,320	11,320
	1,330	03/20/27	4.250%(A)	1 Day SOFR(2)(A)/ 5.330%	(503)	(8,617)	(8,114)
	64,660	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.330%	23,059	190,703	167,644
	3,453	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.330%	—	508,630	508,630
	4,670	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.330%	—	74,114	74,114
	3,480	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(7,969)	(7,969)
	3,650	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 5.330%	—	13,700	13,700
	40,240	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.330%	(42,786)	(264,415)	(221,629)
	1,630	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(2,882)	(2,882)
	909	06/17/29	3.688%(A)	1 Day SOFR(1)(A)/ 5.330%	(1,298)	(316)	982
	1,213	09/18/29	3.906%(A)	1 Day SOFR(1)(A)/ 5.330%	(143)	3,518	3,661
	486	09/18/29	4.044%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(1,557)	(1,557)
	800	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(1,299)	(1,299)
	292	09/18/34	3.813%(A)	1 Day SOFR(1)(A)/ 5.330%	770	1,725	955
	4,710	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(150,258)	(150,258)
	1,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 5.330%	(575,364)	(559,286)	16,078
	420	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(22,583)	(22,583)
	805	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 5.330%	(4,746)	18,272	23,018
	4,960	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.330%	2,264,076	2,100,526	(163,550)
	1,305	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.330%	572,115	552,658	(19,457)

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
870	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 5.330%	$9,031	$(26,135)	$(35,166)
1,320	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 5.330%	5,948	(2,112)	(8,060)

				$2,001,790	$(4,201,818)	$(6,203,608)

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH2,100	07/31/30	2.515	%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	$9,330	$—	$9,330	MSI
CNH2,100	11/24/30	2.495	%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	9,159	—	9,159	MSI
MYR8,100	08/12/26	2.605	%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	(35,594)	(63)	(35,531)	HSBC
MYR2,185	11/23/30	3.880	%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	4,565	(2)	4,567	MSI
MYR 900	07/12/32	3.650	%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	(1,840)	(6)	(1,834)	GSI

					$(14,380)	$(71)	$(14,309)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 5.315%	BOA	03/31/25	58	$(6,144)	$—	$(6,144)
Total Return Benchmark Bond Index(T)	1 Day USOIS - 40bps(T)/ 4.930%	GSI	09/20/24	(28,956)	765,734	—	765,734
U.S. Treasury Bond(T)	1 Day USOIS - 35bps(T)/ 4.980%	JPM	09/09/24	8,050	(122,566)	—	(122,566)

					$637,024	$—	$637,024

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$310,328	$(57,827)	$885,176	$(470,014)

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$4,364,867
GS	—	1,631,246
JPS	—	15,778,053
MSC	—	73,192,049

Total	$—	$94,966,215

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$1,416,934,417	$ —	$ —
Fixed Income	2,143,641,478	—	—
International Equity	3,777,528	—	—
Common Stocks	3,398,172,107	1,124,276,361	—	**
Preferred Stocks	424,878	4,520,889	—
Unaffiliated Exchange-Traded Funds	607,314,241	—	—
Warrants	—	—	—	**
Asset-Backed Securities
Automobiles	—	6,648,970	—
Collateralized Loan Obligations	—	678,989,510	—
Consumer Loans	—	3,609,732	—
Credit Cards	—	1,395,567	—
Home Equity Loans	—	590,867	—
Residential Mortgage-Backed Securities	—	80,109	—
Student Loans	—	189,820	—
Commercial Mortgage-Backed Securities	—	20,268,728	—
Corporate Bonds	—	452,611,103	—
Floating Rate and Other Loans	—	13,937,952	—
Municipal Bonds	—	2,484,622	—
Residential Mortgage-Backed Securities	—	4,615,978	—
Sovereign Bonds	—	131,468,987	—
U.S. Government Agency Obligations	—	37,883,820	—
U.S. Treasury Obligations	—	232,266,531	—
Short-Term Investments
Affiliated Mutual Funds	1,518,106,927	—	—
Commercial Paper	—	4,983,404	—
U.S. Government Agency Obligation	—	1,068,530	—
U.S. Treasury Obligations	—	87,309,296	—
Unaffiliated Fund	2,838,008	—	—
Option Purchased	—	12,044	—

Total	$9,091,209,584	$2,809,212,820	$—	**

Liabilities
Option Written	$ —	$ (3,648)	$ —

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$9,571,951	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	8,038,626	—
OTC Credit Default Swap Agreements	—	174,466	—
Centrally Cleared Inflation Swap Agreement	—	1,730	—
OTC Inflation Swap Agreements	—	75,650	—
Centrally Cleared Interest Rate Swap Agreements	—	6,908,681	—
OTC Interest Rate Swap Agreements	—	23,054	—
OTC Total Return Swap Agreement	—	765,734	—

Total	$9,571,951	$15,987,941	$—

Liabilities
Forward Commitment Contracts	$—	$(4,821,869)	$—
Futures Contracts	(1,738,217)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(5,091,805)	—
Centrally Cleared Credit Default Swap Agreements	—	(14,759)	—
OTC Credit Default Swap Agreements	—	(72,003)	—
Centrally Cleared Inflation Swap Agreement	—	(7,688)	—
OTC Inflation Swap Agreements	—	(133,094)	—
Centrally Cleared Interest Rate Swap Agreements	—	(13,112,289)	—
OTC Interest Rate Swap Agreements	—	(37,434)	—
OTC Total Return Swap Agreements	—	(128,710)	—

Total	$(1,738,217)	$(23,419,651)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	43.1%
Collateralized Loan Obligations	5.8
Unaffiliated Exchange-Traded Funds	5.2
Semiconductors & Semiconductor Equipment	3.7
Software	3.0
Banks	2.8
U.S. Treasury Obligations	2.7
Pharmaceuticals	2.2
Technology Hardware, Storage & Peripherals	1.9
Interactive Media & Services	1.8
Oil, Gas & Consumable Fuels	1.6
Insurance	1.4
Broadline Retail	1.2
Capital Markets	1.2
Sovereign Bonds	1.1
Financial Services	1.0
Machinery	0.9
Aerospace & Defense	0.9
Health Care Providers & Services	0.8
Automobiles	0.8
Health Care Equipment & Supplies	0.7
Hotels, Restaurants & Leisure	0.7
Specialty Retail	0.7
Biotechnology	0.7

Consumer Staples Distribution & Retail	0.6%
Electric Utilities	0.6
Electrical Equipment	0.6
Chemicals	0.5
Metals & Mining	0.5
Entertainment	0.5
Textiles, Apparel & Luxury Goods	0.5
Beverages	0.5
Food Products	0.5
Ground Transportation	0.4
Household Products	0.4
Electric	0.4
Media	0.4
IT Services	0.3
Life Sciences Tools & Services	0.3
Diversified Telecommunication Services	0.3
U.S. Government Agency Obligations	0.3
Electronic Equipment, Instruments & Components	0.3
Professional Services	0.3
Building Products	0.3
Multi-Utilities	0.3
Industrial Conglomerates	0.3
Oil & Gas	0.2
Diversified Financial Services	0.2
Specialized REITs	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Trading Companies & Distributors	0.2%
Personal Care Products	0.2
Communications Equipment	0.2
Construction Materials	0.2
Consumer Finance	0.2
Tobacco	0.2
Pipelines	0.2
Air Freight & Logistics	0.2
Commercial Mortgage-Backed Securities	0.2
Commercial Services & Supplies	0.2
Household Durables	0.2
Foods	0.2
Retail	0.2
Telecommunications	0.1
Energy Equipment & Services	0.1
Industrial REITs	0.1
Real Estate Management & Development	0.1
Commercial Services	0.1
Real Estate Investment Trusts (REITs)	0.1
Home Builders	0.1
Wireless Telecommunication Services	0.1
Healthcare-Services	0.1
Automobile Components	0.1
Residential REITs	0.1
Construction & Engineering	0.1
Real Estate	0.1
Retail REITs	0.1
Building Materials	0.1
Health Care REITs	0.1
Passenger Airlines	0.1
Engineering & Construction	0.1
Gas Utilities	0.1
Transportation	0.1
Independent Power & Renewable Electricity Producers	0.1
Marine Transportation	0.1
Leisure Time	0.1
Healthcare-Products	0.1
Auto Manufacturers	0.1
Machinery-Diversified	0.1
Commercial Paper	0.1
Auto Parts & Equipment	0.0	*
Lodging	0.0	*
Containers & Packaging	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Multi-National	0.0	*
Transportation Infrastructure	0.0	*
Leisure Products	0.0	*
Packaging & Containers	0.0	*
Agriculture	0.0	*
Airlines	0.0	*
Distributors	0.0	*
Hotel & Resort REITs	0.0	*
Consumer Loans	0.0	*
Diversified REITs	0.0	*
Electronics	0.0	*
Distribution/Wholesale	0.0	*
Computers	0.0	*
Unaffiliated Fund	0.0	*

Semiconductors	0.0	*%
Municipal Bonds	0.0	*
Office REITs	0.0	*
Paper & Forest Products	0.0	*
Miscellaneous Manufacturing	0.0	*
Mining	0.0	*
Gas	0.0	*
Trucking & Leasing	0.0	*
Electrical Components & Equipment	0.0	*
Apparel	0.0	*
Credit Cards	0.0	*
Environmental Control	0.0	*
Investment Companies	0.0	*
Office/Business Equipment	0.0	*
Internet	0.0	*
Health Care Technology	0.0	*
Housewares	0.0	*
Home Equity Loans	0.0	*
Hand/Machine Tools	0.0	*
Diversified Consumer Services	0.0	*
Water Utilities	0.0	*
Holding Companies-Diversified	0.0	*
Iron/Steel	0.0	*
Student Loans	0.0	*
Forest Products & Paper	0.0	*
Cosmetics/Personal Care	0.0	*
Water	0.0	*
Option Purchased	0.0	*

	100.9
Option Written	(0.0	)*
Liabilities in excess of other assets	(0.9)

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$6,144
Credit contracts	—	—		Due from/to broker-variation margin swaps	14,759	*
Credit contracts	Premiums paid for OTC swap agreements	310,328		Premiums received for OTC swap agreements	57,756
Credit contracts	Unaffiliated investments	12,044		Options written outstanding, at value	3,648
Credit contracts	Unrealized appreciation on OTC swap agreements	20,736		Unrealized depreciation on OTC swap agreements	170,845
Equity contracts	Due from/to broker-variation margin futures	2,762,331	*	—	—
Foreign exchange contracts	Due from/to broker-variation margin futures	1,138,128	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	8,038,626		Unrealized depreciation on OTC forward foreign currency exchange contracts	5,091,805
Interest rate contracts	Due from/to broker-variation margin futures	5,671,492	*	Due from/to broker-variation margin futures	1,738,217	*
Interest rate contracts	Due from/to broker-variation margin swaps	6,910,411	*	Due from/to broker-variation margin swaps	13,119,977	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	71
Interest rate contracts	Unrealized appreciation on OTC swap agreements	864,440		Unrealized depreciation on OTC swap agreements	293,025

		$25,728,536			$20,496,247

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward &Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$(345,722)
Credit contracts	—	—	375,348
Equity contracts	104,954,749	—	—
Foreign exchange contracts	568,405	2,333,468	—
Interest rate contracts	(12,734,434)	—	(2,650,256)

Total	$92,788,720	$2,333,468	$(2,620,630)

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(6,144)
Credit contracts	(28)	8,463	—	—	59,392
Equity contracts	—	—	(29,041,157)	—	—
Foreign exchange contracts	—	—	2,143,014	12,494,999	—
Interest rate contracts	—	—	(42,003,470)	—	3,376,877

Total	$(28)	$8,463	$(68,901,613)	$12,494,999	$3,430,125

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$4,024
Options Written (2)	5,670,000
Futures Contracts - Long Positions (2)	2,526,706,674
Futures Contracts - Short Positions (2)	294,823,964
Forward Foreign Currency Exchange Contracts - Purchased (3)	586,258,688
Forward Foreign Currency Exchange Contracts - Sold (3)	942,906,268
Cross Currency Exchange Contracts (4)	3,285,416
Interest Rate Swap Agreements (2)	1,215,142,014
Credit Default Swap Agreements - Buy Protection (2)	35,278,208
Credit Default Swap Agreements - Sell Protection (2)	30,063,744
Total Return Swap Agreements (2)	36,630,152
Inflation Swap Agreements (2)	38,707,297

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$106,120,696	$(106,120,696)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$293,372	$(345,826)	$(52,454)	$52,454	$—
BARC(5)	257,499	(321,655)	(64,156)	—	(64,156)
BNP(4)	915,630	(200,107)	715,523	(715,523)	—
BNP(5)	668,949	(443,590)	225,359	—	225,359

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BOA(3)	$—	$(6,144)	$(6,144)	$6,144	$—
BOA(4)	550,368	(119,548)	430,820	(430,820)	—
BOA(5)	78,593	(65,488)	13,105	—	13,105
CA(5)	18,928	—	18,928	—	18,928
CBA(5)	356	(3,144)	(2,788)	—	(2,788)
CIBC(5)	7,066	—	7,066	—	7,066
CITI(4)	582,562	(198,574)	383,988	(383,988)	—
CITI(5)	346,514	(234,247)	112,267	(60,000)	52,267
DB(4)	11,014	(68,482)	(57,468)	57,468	—
DB(5)	1,226,860	(465,655)	761,205	—	761,205
GSI(4)	1,086,896	(965,832)	121,064	(121,064)	—
GSI(5)	183,475	(232,955)	(49,480)	—	(49,480)
HSBC(4)	82,360	(60,130)	22,230	(22,230)	—
HSBC(5)	14,105	(97,724)	(83,619)	—	(83,619)
JPM(4)	273,324	(408,672)	(135,348)	32,473	(102,875)
JPM(5)	176,578	(252,719)	(76,141)	—	(76,141)
MSI(4)	451,645	(192,092)	259,553	(259,553)	—
MSI(5)	310,915	(303,723)	7,192	—	7,192
NOM(5)	—	(21,422)	(21,422)	—	(21,422)
NWM(5)	2,830	(317)	2,513	—	2,513
RBC(5)	70,987	(50,528)	20,459	—	20,459
SCB(5)	8,902	(3,632)	5,270	—	5,270
SG(5)	19,591	(18,276)	1,315	—	1,315
SSB(4)	788,920	(153)	788,767	(788,767)	—
SSB(5)	167,242	(109,660)	57,582	—	57,582
TD(4)	13,631	(13,753)	(122)	—	(122)
TD(5)	139,476	(59,275)	80,201	—	80,201
UAG(4)	78,110	(23,555)	54,555	—	54,555
UAG(5)	410,439	(332,558)	77,881	—	77,881
WBC(5)	9,037	(3,858)	5,179	—	5,179

	$9,246,174	$(5,623,294)	$3,622,880	$(2,633,406)	$989,474

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income
(5)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $106,120,696:
Unaffiliated investments (cost $6,119,412,608)	$6,817,962,054
Affiliated investments (cost $4,666,408,715)	5,082,460,350
Foreign currency, at value (cost $8,467,461)	8,464,018
Receivable for investments sold	74,739,341
Dividends and interest receivable	22,387,213
Unrealized appreciation on OTC forward foreign currency exchange contracts	8,038,626
Tax reclaim receivable	6,950,272
Unrealized appreciation on OTC swap agreements	885,176
Premiums paid for OTC swap agreements	310,328
Receivable for Portfolio shares sold	86,920
Receivable from affiliate	35,835
Due from broker-variation margin swaps	29,087
Prepaid expenses	13,617

Total Assets	12,022,362,837

LIABILITIES
Payable to broker for collateral for securities on loan	108,408,711
Payable for investments purchased	87,755,028
Due to broker-variation margin futures	6,641,921
Payable for Portfolio shares purchased	5,106,777
Unrealized depreciation on OTC forward foreign currency exchange contracts	5,091,805
Forward commitment contracts, at value (proceeds receivable $4,822,023)	4,821,869
Management fee payable	2,587,089
Payable to affiliate	2,199,159
Payable to custodian	1,569,109
Accrued expenses and other liabilities	1,506,582
Unrealized depreciation on OTC swap agreements	470,014
Distribution fee payable	428,301
Premiums received for OTC swap agreements	57,827
Foreign capital gains tax liability accrued	46,381
Options written outstanding, at value (premiums received $12,111)	3,648
Affiliated transfer agent fee payable	707

Total Liabilities	226,694,928

NET ASSETS	$11,795,667,909

Net assets were comprised of:
Partners’ Equity	$11,795,667,909

Net asset value and redemption price per share, $11,795,667,909 / 438,628,772 outstanding shares of beneficial interest	$26.89

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,998,323 foreign withholding tax, of which $302,941 is reimbursable by an affiliate)	$52,424,390
Affiliated dividend income	46,924,817
Interest income (net of $44,405 foreign withholding tax)	42,568,828
Income from securities lending, net (including affiliated income of $196,778)	236,092

Total income	142,154,127

EXPENSES
Management fee	36,491,375
Distribution fee	14,611,513
Custodian and accounting fees	592,328
Trustees’ fees	95,511
Professional fees	67,933
Audit fee	55,346
Shareholders’ reports	12,547
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	132,537

Total expenses	52,063,585
Less: Fee waiver and/or expense reimbursement	(5,325,909)
Distribution fee waiver	(1,678,352)

Net expenses	45,059,324

NET INVESTMENT INCOME (LOSS)	97,094,803

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $33,432,660)	352,248,472
Futures transactions	92,788,720
Forward and cross currency contract transactions	2,333,468
Swap agreements transactions	(2,620,630)
Foreign currency transactions	(3,442,950)

441,307,080

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $135,307,335)	350,810,082
Futures	(68,901,613)
Forward and cross currency contracts	12,494,999
Options written	8,463
Swap agreements	3,430,125
Foreign currencies	(806,723)

297,035,333

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	738,342,413

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$835,437,216

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$97,094,803	$193,566,206
Net realized gain (loss) on investment and foreign currency transactions	441,307,080	28,864,286
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	297,035,333	1,394,273,729

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	835,437,216	1,616,704,221

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,169,684 and 60,261,745 shares, respectively]	83,007,241	1,404,700,065
Portfolio shares issued in merger [0 and 5,209,884 shares, respectively]	—	115,503,134
Portfolio shares purchased [32,817,500 and 103,494,383 shares, respectively]	(847,153,026)	(2,362,421,944)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(764,145,785)	(842,218,745)

TOTAL INCREASE (DECREASE)	71,291,431	774,485,476
NET ASSETS:
Beginning of period	11,724,376,478	10,949,891,002

End of period	$11,795,667,909	$11,724,376,478

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$25.04		$21.63	$25.83	$22.89	$20.48	$17.15

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.40	0.24	0.02	(0.01)	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.64		3.01	(4.44)	2.92	2.42	3.31

Total from investment operations	1.85		3.41	(4.20)	2.94	2.41	3.33

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$26.89		$25.04	$21.63	$25.83	$22.89	$20.48

Total Return(d)	7.39%		15.77%	(16.26)%	12.84%	11.77%	19.42	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11,796		$11,724	$10,950	$11,348	$11,217	$11,118
Average net assets (in millions)	$11,753		$11,270	$9,397	$11,379	$10,268	$10,760
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.77	%(g)	0.79%	0.78%	0.46%	0.16%	0.16%
Expenses before waivers and/or expense reimbursement	0.89	%(g)	0.89%	0.89%	0.57%	0.16%	0.16%
Net investment income (loss)	1.66	%(g)	1.72%	1.06%	0.09%	(0.06)%	0.09%
Portfolio turnover rate(h)(i)	42%		76%	76%	83%	45%	24%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 101.3%
ASSET-BACKED SECURITIES — 6.7%
Bermuda — 0.1%
Apex Credit CLO Ltd.,
Series 2024-01A, Class B1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.722%(c)	04/20/36	525	$529,727

Cayman Islands — 3.2%
610 Funding CLO Ltd.,
Series 2016-02RA, Class BR3, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)
7.689%(c)	01/20/34	700	700,000
AGL CLO Ltd.,
Series 2021-12A, Class A1, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.746%(c)	07/20/34	750	750,525
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	12/02/34	3,500	3,505,344
AMMC CLO Ltd.,
Series 2012-11A, Class A1R2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.601%(c)	04/30/31	266	266,611
Apidos Loan Fund Ltd.,
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.070%(c)	04/25/35	462	463,491
Atlas Senior Loan Fund Ltd.,
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.746%(c)	07/20/32	633	634,606
Bain Capital Credit CLO Ltd.,
Series 2017-02A, Class BR2, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.185%(c)	07/25/34	544	544,109
Series 2017-02A, Class BR3, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
0.010%(c)	07/25/37	544	544,000
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.756%(c)	10/20/34	822	822,411
Ballyrock CLO Ltd.,
Series 2021-17A, Class A1A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	10/20/34	250	250,636
Barings CLO Ltd.,
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.630% (Cap N/A, Floor 1.630%)
6.899%(c)	01/20/37	400	402,805
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
7.369%(c)	01/20/37	1,000	1,012,782
Carlyle US CLO Ltd.,
Series 2024-02A, Class B, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.375%(c)	04/25/37	600	606,431

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Cayman Islands (cont’d.)
CarVal CLO Ltd.,
Series 2019-01A, Class ANR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)
6.696%(c)	04/20/32	472	$472,944
CIFC Funding Ltd.,
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.626%(c)	04/20/31	218	218,391
Diameter Capital CLO Ltd.,
Series 2024-07A, Class A1A, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)
6.806%(c)	07/20/37	1,100	1,100,561
Series 2024-07A, Class A2, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.176%(c)	07/20/37	500	500,255
Elmwood CLO Ltd.,
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.716%(c)	07/20/34	300	300,330
Goldentree Loan Management US CLO Ltd.,
Series 2020-07A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.656%(c)	04/20/34	453	453,722
Halsey Point CLO Ltd.,
Series 2019-01A, Class A1A1, 144A, 3 Month SOFR + 1.612% (Cap N/A, Floor 1.350%)
6.936%(c)	01/20/33	591	594,604
Series 2020-03A, Class A1A, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)
7.041%(c)	11/30/32	1,418	1,419,307
ICG US CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.646%(c)	04/21/31	375	374,938
Magnetite CLO Ltd.,
Series 2021-30A, Class B, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.185%(c)	10/25/34	378	378,844
Mountain View CLO LLC,
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.622% (Cap N/A, Floor 1.360%)
6.950%(c)	04/14/33	700	700,700
Nassau Ltd.,
Series 2019-IIA, Class AN, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)
7.040%(c)	10/15/32	352	352,498
OCP CLO Ltd.,
Series 2016-11A, Class A1R2, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)
6.741%(c)	04/26/36	475	475,451
Octagon Investment Partners 40 Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.756%(c)	01/20/35	250	250,160
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.610%(c)	04/15/31	339	339,957

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Cayman Islands (cont’d.)
Palmer Square CLO Ltd.,
Series 2021-04A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.432%)
6.760%(c)	10/15/34	250	$250,742
Palmer Square Loan Funding Ltd.,
Series 2022-03A, Class A1BR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.729%(c)	04/15/31	500	500,051
Parallel Ltd.,
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.436%(c)	07/20/34	296	297,440
Park Blue CLO Ltd.,
Series 2024-05A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)
6.798%(c)	07/25/37	725	725,370
Regatta Funding Ltd.,
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	01/20/35	250	250,141
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.645%(c)	04/20/35	300	300,210
Sixth Street CLO Ltd.,
Series 2021-17A, Class A, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.826%(c)	01/20/34	820	820,246
Southwick Park CLO LLC,
Series 2019-04A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.322%)
6.646%(c)	07/20/32	250	250,200
Trysail CLO Ltd.,
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
6.625%(c)	07/20/32	400	401,196
Voya CLO Ltd.,
Series 2013-03A, Class A2RR, 144A, 3 Month SOFR + 1.961% (Cap N/A, Floor 1.700%)
7.288%(c)	10/18/31	485	485,361

			22,717,370

United Kingdom — 0.5%
Bain Capital Credit CLO Ltd.,
Series 2023-03A, Class A, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
7.123%(c)	07/24/36	550	553,916
Benefit Street Partners CLO Ltd.,
Series 2023-33A, Class A1, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.062%(c)	01/25/36	2,000	2,014,267
Golub Capital Partners CLO B Ltd.,
Series 2024-74A, Class A, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.815%(c)	07/25/37	650	651,054

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United Kingdom (cont’d.)
Silver Point CLO Ltd.,
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.925% (Cap N/A, Floor 1.925%)
7.249%(c)	11/29/36	250	$251,960

			3,471,197

United States — 2.9%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	1	846
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	40	39,889
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class A2, 144A
5.681%	05/17/32	430	430,124
American Express Credit Account Master Trust,
Series 2022-02, Class A
3.390%	05/15/27	600	589,260
Auxilior Term Funding LLC,
Series 2023-01A, Class A2, 144A
6.180%	12/15/28	170	170,739
Bank of America Auto Trust,
Series 2023-02A, Class A2, 144A
5.850%	08/17/26	165	164,791
Barclays Dryrock Issuance Trust,
Series 2023-01, Class A
4.720%	02/15/29	400	396,512
Series 2023-02, Class A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
6.233%(c)	08/15/28	1,000	1,005,677
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	16	15,707
Series 2022-A, Class A, 144A
1.710%	02/20/35	123	121,124
Series 2023-A, Class A, 144A
5.550%	04/17/36	65	64,151
Series 2023-B, Class A, 144A
6.920%	12/17/36	82	83,647
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	73	73,743
Capital One Multi-Asset Execution Trust,
Series 2022-A02, Class A
3.490%	05/15/27	650	638,904
Series 2022-A3, Class A
4.950%	10/15/27	200	198,997
CFMT LLC,
Series 2021-AL01, Class B, 144A
1.390%	09/22/31	81	80,138
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	48	46,991
Citibank Credit Card Issuance Trust,
Series 2023-A01, Class A1
5.230%	12/08/27	200	199,803

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Citizens Auto Receivables Trust,
Series 2024-01, Class A2A, 144A
5.430%	10/15/26	650	$649,212
Countrywide Asset-Backed Certificates Trust,
Series 2007-09, Class 1A, 1 Month SOFR + 0.314% (Cap N/A, Floor 0.200%)
5.660%(c)	06/25/47	65	55,128
Series 2007-BC01, Class 2A4, 1 Month SOFR + 0.574% (Cap N/A, Floor 0.460%)
5.920%(c)	05/25/37	65	61,783
Credit Acceptance Auto Loan Trust,
Series 2021-03A, Class A, 144A
1.000%	05/15/30	6	5,928
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.224%(cc)	12/25/35	2	1,876
Crossroads Asset Trust,
Series 2024-A, Class A2, 144A
5.900%	08/20/30	404	403,817
Dell Equipment Finance Trust,
Series 2023-01, Class A2, 144A
5.650%	09/22/28	38	37,713
Discover Card Execution Note Trust,
Series 2023-A01, Class A
4.310%	03/15/28	200	196,986
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 30 Day Average SOFR + 1.314% (Cap N/A, Floor 0.000%)
6.650%(c)	12/27/66	211	211,041
Elmwood CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
6.665%(c)	04/22/35	290	290,849
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25	60	59,447
Series 2024-02A, Class A3
5.630%	10/15/26	325	324,675
Ford Credit Auto Lease Trust,
Series 2024-A, Class A2A
5.240%	07/15/26	1,350	1,346,961
Ford Credit Auto Owner Trust,
Series 2023-C, Class A2A
5.680%	09/15/26	306	306,038
Series 2024-01, Class A, 144A
4.870%	08/15/36	875	867,753
GM Financial Consumer Automobile Receivables Trust,
Series 2023-04, Class A2A
5.890%	11/16/26	185	185,348
Series 2024-01, Class A2A
5.120%	02/16/27	650	647,971
GM Financial Revolving Receivables Trust,
Series 2024-01, Class A, 144A
4.980%	12/11/36	500	498,019
HINNT LLC,
Series 2024-A, Class A, 144A
5.490%	03/15/43	157	157,593

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Honda Auto Receivables Owner Trust,
Series 2023-04, Class A3
5.670%	06/21/28	400	$403,527
HPEFS Equipment Trust,
Series 2023-01A, Class A2, 144A
5.430%	08/20/25	57	56,735
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A2A, 144A
5.150%	06/15/26	825	822,197
Hyundai Auto Receivables Trust,
Series 2023-A, Class A2A
5.190%	12/15/25	71	71,300
Series 2023-C, Class A2A
5.800%	01/15/27	296	296,805
JPMorgan Mortgage Trust,
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.934%(c)	05/25/54	165	166,901
Kubota Credit Owner Trust,
Series 2023-01A, Class A2, 144A
5.400%	02/17/26	55	54,491
Ladder Capital Commercial Mortgage Securities Trust,
Series 2021-FL02, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.314%)
6.643%(c)	12/13/38	142	138,889
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month SOFR + 0.928% (Cap N/A, Floor 0.500%)
6.254%(c)	03/25/37	43	41,910
Marlette Funding Trust,
Series 2023-03A, Class A, 144A
6.490%	09/15/33	28	28,386
Series 2024-01A, Class A, 144A
5.950%	07/17/34	285	285,094
Mercedes-Benz Auto Receivables Trust,
Series 2023-02, Class A2
5.920%	11/16/26	170	169,945
Merchants Fleet Funding LLC,
Series 2023-01A, Class A, 144A
7.210%	05/20/36	90	91,284
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 30 Day Average SOFR + 1.164% (Cap N/A, Floor 0.000%)
6.500%(c)	12/27/66	74	73,772
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	169	137,177
Nissan Auto Lease Trust,
Series 2024-A, Class A2A
5.110%	10/15/26	1,100	1,096,150
Nissan Auto Receivables Owner Trust,
Series 2023-A, Class A2A
5.340%	02/17/26	102	101,562
Series 2023-B, Class A3
5.930%	03/15/28	825	832,572
Nissan Master Owner Trust Receivables,
Series 2024-B, Class A, 144A
5.050%	02/15/29	875	871,573

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
NMEF Funding LLC,
Series 2023-A, Class A2, 144A
6.570%	06/17/30	165	$165,550
OCCU Auto Receivables Trust,
Series 2023-01A, Class A2, 144A
6.230%	04/15/27	74	73,823
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	71	71,148
Prosper Marketplace Issuance Trust,
Series 2023-01A, Class A, 144A
7.060%	07/16/29	49	48,930
Santander Drive Auto Receivables Trust,
Series 2023-06, Class A2
6.080%	05/17/27	162	162,777
Series 2024-01, Class A2
5.710%	02/16/27	344	344,607
SBNA Auto Lease Trust,
Series 2023-A, Class A2, 144A
6.270%	04/20/26	135	135,691
SBNA Auto Receivables Trust,
Series 2024-A, Class A2, 144A
5.700%	03/15/27	650	649,624
SCF Equipment Leasing LLC,
Series 2024-01A, Class A2, 144A
5.880%	11/20/29	269	269,260
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, 3 Month SOFR + 0.372% (Cap N/A, Floor 0.000%)
5.724%(c)	12/15/32	120	116,286
SoFi Consumer Loan Program Trust,
Series 2023-01S, Class A, 144A
5.810%	05/15/31	20	20,517
Sotheby’s Artfi Master Trust,
Series 2024-01A, Class A2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.828%(c)	12/22/31	262	262,809
Soundview Home Loan Trust,
Series 2007-OPT01, Class 1A1, 1 Month SOFR + 0.314% (Cap N/A, Floor 0.200%)
5.660%(c)	06/25/37	100	67,558
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC02, Class A1, 1 Month SOFR + 0.269% (Cap N/A, Floor 0.155%)
5.615%(c)	09/25/36	58	34,878
Tesla Auto Lease Trust,
Series 2024-A, Class A3, 144A
5.300%	06/21/27	250	249,346
Toyota Auto Receivables Owner Trust,
Series 2023-B, Class A3
4.710%	02/15/28	800	791,750
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month SOFR + 0.394% (Cap N/A, Floor 0.000%)
5.733%(c)	08/20/29	86	86,332

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
World Omni Auto Receivables Trust,
Series 2023-B, Class A2A
5.250%	11/16/26	91	$91,187

			20,011,524

TOTAL ASSET-BACKED SECURITIES (cost $46,721,017)			46,729,818

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(cc)	02/10/36	137	105,762
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month SOFR + 1.172% (Cap N/A, Floor 1.000%)
6.626%(c)	06/15/35	39	38,858
BANK,
Series 2022-BNK40, Class A4
3.506%(cc)	03/15/64	250	219,921
Series 2022-BNK44, Class A5
5.936%(cc)	11/15/55	400	412,025
Series 2023-BNK46, Class A4
5.745%	08/15/56	200	205,105
BANK5,
Series 2023-05YR03, Class A3
6.724%(cc)	09/15/56	650	679,507
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
6.248%(c)	03/15/37	200	189,004
Series 2018-TALL, Class B, 144A, 1 Month SOFR + 1.168% (Cap N/A, Floor 1.121%)
6.497%(c)	03/15/37	150	136,504
Series 2018-TALL, Class C, 144A, 1 Month SOFR + 1.318% (Cap N/A, Floor 1.271%)
6.647%(c)	03/15/37	250	221,259
Series 2019-C03, Class C
4.178%	05/15/52	263	218,466
Series 2022-C17, Class AS
4.971%(cc)	09/15/55	250	236,998
Series 2023-C19, Class ASB
5.700%	04/15/56	150	154,076
Series 2023-C21, Class AS
6.506%(cc)	09/15/56	125	130,821
Series 2024-C24, Class A5
5.419%	02/15/57	275	277,109
Series 2024-C24, Class AS
5.867%	02/15/57	250	254,721
Benchmark Mortgage Trust,
Series 2021-B26, Class A5
2.613%	06/15/54	175	144,592
Series 2021-B31, Class A5
2.669%	12/15/54	250	209,074
Series 2023-B39, Class A5
5.754%	07/15/56	675	696,044

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
BLP Commercial Mortgage Trust,
Series 2024-IND02, Class A, 144A, 1 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.671%(c)	03/15/41	400	$397,000
BMO Mortgage Trust,
Series 2022-C02, Class A5
4.973%(cc)	07/15/54	166	161,878
Series 2022-C03, Class A5
5.313%	09/15/54	150	149,762
Series 2023-C07, Class A5
6.160%	12/15/56	400	423,118
BX Commercial Mortgage Trust,
Series 2024-WPT, Class A, 144A, 1 Month SOFR + 1.541% (Cap N/A, Floor 1.541%)
6.870%(c)	03/15/34	400	400,370
Series 2024-XL05, Class A, 144A, 1 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.720%(c)	03/15/41	360	357,596
BX Trust,
Series 2022-PSB, Class A, 144A, 1 Month SOFR + 2.451% (Cap N/A, Floor 2.451%)
7.780%(c)	08/15/39	579	577,639
Series 2024-BIO, Class A, 144A, 1 Month SOFR + 1.642% (Cap N/A, Floor 0.000%)
6.971%(c)	02/15/41	900	896,623
Series 2024-BRVE, Class A, 144A, 1 Month SOFR + 1.841% (Cap N/A, Floor 1.841%)
7.170%(c)	04/15/26	575	573,565
Series 2024-BRVE, Class B, 144A, 1 Month SOFR + 2.540% (Cap N/A, Floor 2.540%)
7.869%(c)	04/15/26	450	448,875
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)
7.419%(c)	03/15/41	150	149,813
Series 2024-PAT, Class B, 144A, 1 Month SOFR + 3.039% (Cap N/A, Floor 3.039%)
8.368%(c)	03/15/41	100	99,875
Commercial Mortgage Trust,
Series 2024-WCL01, Class A, 144A, 1 Month SOFR + 1.841% (Cap N/A, Floor 1.841%)
7.141%(c)	06/15/41	650	646,547
DC Trust,
Series 2024-HLTN, Class A, 144A
5.933%(cc)	04/13/28	250	246,556
Deutsche Bank Commercial Mortgage Trust,
Series 2020-C09, Class A5
1.926%	08/15/53	308	254,607
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	663	551,834
DTP Commercial Mortgage Trust,
Series 2023-STE02, Class A, 144A
6.038%(cc)	01/15/41	122	122,069
FHLMC Multifamily Structured Pass-Through Certificates,
Series K160, Class A2
4.500%(cc)	08/25/33	450	439,271

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series K510, Class A2
5.069%(cc)	10/25/28	50	$50,316
Series K514, Class A2
4.572%	12/25/28	170	168,012
Series K753, Class A2
4.400%	10/25/30	60	58,678
Series KF108, Class AS, 30 Day Average SOFR + 0.250% (Cap N/A, Floor 0.250%)
5.574%(c)	02/25/31	111	110,281
Great Wolf Trust,
Series 2024-WOLF, Class A, 144A, 1 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.871%(c)	03/15/39	557	555,749
GS Mortgage Securities Trust,
Series 2017-GS07, Class A4
3.430%	08/10/50	150	139,870
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, 144A, 1 Month SOFR + 1.541% (Cap N/A, Floor 1.541%)
6.870%(c)	05/15/37	239	238,402
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, 144A, 1 Month SOFR + 1.642% (Cap N/A, Floor 1.642%)
6.970%(c)	06/15/41	491	488,715
HTL Commercial Mortgage Trust,
Series 2024-T53, Class A, 144A
6.071%(cc)	05/10/39	425	424,207
Series 2024-T53, Class B, 144A
6.774%(cc)	05/10/39	250	250,171
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-NLP, Class B, 144A, 1 Month SOFR + 1.107% (Cap N/A, Floor 1.107%)
6.436%(c)	04/15/37	317	301,829
Series 2022-OPO, Class A, 144A
3.024%	01/05/39	375	334,905
Manhattan West Mortgage Trust,
Series 2020-01MW, Class A, 144A
2.130%	09/10/39	475	422,287
Morgan Stanley Capital I Trust,
Series 2022-L08, Class A5
3.920%(cc)	04/15/55	425	381,174
MSWF Commercial Mortgage Trust,
Series 2023-02, Class A2
6.890%	12/15/56	225	234,894
Series 2023-02, Class A5
6.014%(cc)	12/15/56	750	788,305
NJ Trust,
Series 2023-GSP, Class A, 144A
6.697%(cc)	01/06/29	175	180,394
NRTH Mortgage Trust,
Series 2024-PARK, Class A, 144A, 1 Month SOFR + 1.641% (Cap N/A, Floor 1.641%)
6.970%(c)	03/15/41	583	581,543
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	450	381,001

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
6.393%(c)	01/15/36		550	$535,111
SCG Mortgage Trust,
Series 2024-MSP, Class A, 144A, 1 Month SOFR + 1.741% (Cap N/A, Floor 1.741%)
7.070%(c)	04/15/41		325	323,477
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41		400	326,290
WB Commercial Mortgage Trust,
Series 2024-HQ, Class B, 144A
6.634%(cc)	03/15/40		525	524,444
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A5
3.418%	09/15/50		375	351,198
Series 2020-C58, Class A4
2.092%	07/15/53		200	164,562
Series 2022-C62, Class A4
4.000%(cc)	04/15/55		325	296,879
Series 2024-01CHI, Class A, 144A
5.307%(cc)	07/15/35		550	541,274
Series 2024-01CHI, Class B, 144A
5.743%(cc)	07/15/35		325	320,082

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $21,016,158)				20,900,894

CORPORATE BONDS — 34.3%
Australia — 0.7%
BHP Billiton Finance Ltd.,
Gtd. Notes, Series 17, EMTN
1.500%	04/29/30	EUR	569	539,357
Commonwealth Bank of Australia,
Covered Bonds
0.125%	10/15/29	EUR	345	314,824
3.768%	08/31/27	EUR	125	135,836
Covered Bonds, EMTN
0.750%	02/28/28	EUR	423	413,717
Glencore Capital Finance DAC,
Gtd. Notes, EMTN
1.250%	03/01/33	EUR	375	320,003
Glencore Funding LLC,
Gtd. Notes, 144A
5.371%	04/04/29		1,140	1,134,230
National Australia Bank Ltd.,
Covered Bonds
0.010%	01/06/29	EUR	345	319,275
Covered Bonds, EMTN
0.875%	02/19/27	EUR	150	150,641
Covered Bonds, GMTN
0.625%	03/16/27	EUR	400	398,598
Westpac Banking Corp.,
Covered Bonds
1.079%	04/05/27	EUR	305	307,049

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Australia (cont’d.)
Covered Bonds, EMTN
0.010%	09/22/28	EUR	539	$502,849
3.106%	11/23/27	EUR	284	301,990

				4,838,369

Belgium — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36		145	138,166
4.900%	02/01/46		370	340,001
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.439%	10/06/48		50	42,800
4.600%	04/15/48		15	13,268
5.550%	01/23/49		50	50,373
Dexia SA,
Gov’t. Liquid Gtd. Notes, EMTN
0.000%	01/21/28	EUR	600	575,870
KBC Group NV,
Jr. Sub. Notes
4.250%(ff)	10/24/25(oo)	EUR	400	414,935
Sub. Notes, EMTN
4.875%(ff)	04/25/33	EUR	300	325,948

				1,901,361

Bermuda — 0.0%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		304	295,574

Brazil — 0.3%
Acu Petroleo Luxembourg Sarl,
Sr. Sec’d. Notes
7.500%	07/13/35		243	234,092
Aegea Finance Sarl,
Sr. Unsec’d. Notes
6.750%	05/20/29		335	325,553
Braskem Netherlands Finance BV,
Gtd. Notes
4.500%	01/10/28		645	586,547
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes
4.875%	01/22/30		200	177,375
Nexa Resources SA,
Gtd. Notes, 144A
6.750%	04/09/34		330	333,168
OEC Finance Ltd.,
Gtd. Notes, 144A, Cash coupon 7.125%
7.125%	12/26/46		1,396	81,685
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31		100	87,100
Vale Overseas Ltd.,
Gtd. Notes
6.400%	06/28/54		170	168,249

				1,993,769

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Canada — 3.1%
1011778 BC ULC/New Red Finance, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/29		225	$225,000
407 International, Inc.,
Sr. Sec’d. Notes, MTN
3.650%	09/08/44	CAD	1,098	673,567
Bank of Montreal,
Covered Bonds
3.375%	07/04/26	EUR	400	428,490
Covered Bonds, EMTN
0.125%	01/26/27	EUR	330	325,636
Bank of Nova Scotia (The),
Covered Bonds
0.010%	01/14/27	EUR	727	716,409
Bell Telephone Co. of Canada or Bell Canada,
Gtd. Notes
5.850%	11/10/32	CAD	491	378,866
Gtd. Notes, MTN
3.000%	03/17/31	CAD	223	146,244
4.550%	02/09/30	CAD	21	15,193
5.150%	02/09/53	CAD	200	139,200
CDP Financial, Inc.,
Gtd. Notes, 144A
1.125%	04/06/27	EUR	2,314	2,342,785
Constellation Software, Inc.,
Sr. Unsec’d. Notes, 144A
5.158%	02/16/29		259	258,636
CPPIB Capital, Inc.,
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,694	1,676,973
CU, Inc.,
Sr. Unsec’d. Notes, MTN
5.896%	11/20/34	CAD	19	15,077
Enbridge Pipelines, Inc.,
Sr. Unsec’d. Notes, MTN
2.820%	05/12/31	CAD	54	35,028
Enbridge, Inc.,
Gtd. Notes
5.250%	04/05/27(a)		485	484,470
5.700%	03/08/33		200	201,471
6.000%	11/15/28		302	310,683
6.200%	11/15/30		320	335,986
6.700%	11/15/53		200	218,740
Gtd. Notes, MTN
3.200%	06/08/27	CAD	350	246,090
6.100%	11/09/32	CAD	52	40,687
Finning International, Inc.,
Sr. Unsec’d. Notes
4.445%	05/16/28	CAD	479	347,555
Loblaw Cos. Ltd.,
Sr. Unsec’d. Notes
5.008%	09/13/32	CAD	182	135,180
Sr. Unsec’d. Notes, 144A, MTN
6.540%	02/17/33	CAD	184	147,542
Sr. Unsec’d. Notes, MTN
6.500%	01/22/29	CAD	371	287,789

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Canada (cont’d.)
Metro, Inc.,
Sr. Unsec’d. Notes
4.657%	02/07/33	CAD	193	$139,744
OMERS Finance Trust,
Gtd. Notes, 144A
3.125%	01/25/29	EUR	465	494,365
3.500%	04/19/32		301	273,409
4.000%	04/20/28		505	490,380
5.500%	11/15/33		723	750,893
Ontario Teachers’ Finance Trust,
Gtd. Notes
0.500%	05/06/25	EUR	1,056	1,101,388
Gtd. Notes, 144A
1.250%	09/27/30		1,229	999,001
2.000%	04/16/31		817	687,038
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,827	1,733,265
PSP Capital, Inc.,
Gtd. Notes, 144A
3.250%	07/02/34	EUR	700	742,981
Rogers Communications, Inc.,
Gtd. Notes
5.000%	02/15/29		674	666,601
5.300%	02/15/34(a)		245	240,481
Royal Bank of Canada,
Covered Bonds, EMTN
0.010%	01/21/27	EUR	180	177,291
0.125%	04/26/27	EUR	550	539,809
Saputo, Inc.,
Gtd. Notes
5.250%	11/29/29	CAD	231	173,059
5.492%	11/20/30	CAD	695	525,826
TELUS Corp.,
Sr. Unsec’d. Notes
5.250%	11/15/32	CAD	239	176,881
5.750%	09/08/33	CAD	646	493,943
Toronto-Dominion Bank (The),
Covered Bonds, GMTN
0.864%	03/24/27	EUR	500	501,247
3.250%	04/27/26	EUR	215	229,972
Sr. Unsec’d. Notes
5.103%	01/09/26		175	174,331

				21,445,202

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd.,
Gtd. Notes, 144A
8.884%(s)	09/10/58		1,224	1,530

Chile — 0.3%
AES Andes SA,
Sr. Unsec’d. Notes, 144A
6.300%	03/15/29		384	384,730
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
5.950%	01/08/34		200	199,100
Sr. Unsec’d. Notes, 144A
5.125%	02/02/33		240	227,550

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chile (cont’d.)
Empresa Nacional de Telecomunicaciones SA,
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	$120,750
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes
3.750%	08/05/26		200	191,437
Engie Energia Chile SA,
Sr. Unsec’d. Notes, 144A
6.375%	04/17/34		220	223,025
Falabella SA,
Sr. Unsec’d. Notes
3.375%	01/15/32(a)		200	161,813
Inversiones CMPC SA,
Gtd. Notes, 144A
6.125%	02/26/34		317	322,547

				1,830,952

China — 0.1%
Prosus NV,
Sr. Unsec’d. Notes
3.680%	01/21/30		360	319,387
Sr. Unsec’d. Notes, EMTN
4.027%	08/03/50		200	136,625
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		400	291,500

				747,512

Colombia — 0.1%
Ecopetrol SA,
Sr. Unsec’d. Notes
8.375%	01/19/36		77	75,576
8.625%	01/19/29		375	394,725
8.875%	01/13/33		50	51,625

				521,926

Denmark — 0.2%
Danske Bank A/S,
Sr. Non-Preferred Notes, 144A
4.298%(ff)	04/01/28		650	628,929
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	750	835,279

				1,464,208

Finland — 0.1%
Danske Mortgage Bank PLC,
Covered Bonds
3.500%	01/29/29	EUR	570	617,695

France — 2.6%
Banque Federative du Credit Mutuel SA,
Sr. Non-Preferred Notes, EMTN
4.375%	05/02/30	EUR	200	218,770
Sub. Notes
3.875%(ff)	06/16/32	EUR	800	844,069
BNP Paribas SA,
Jr. Sub. Notes
4.625%(ff)	01/12/27(oo)		200	179,995

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
France (cont’d.)
Sr. Non-Preferred Notes, 144A
3.375%	01/09/25		266	$262,540
Sr. Non-Preferred Notes, 144A, MTN
3.500%	11/16/27		493	463,197
Sr. Non-Preferred Notes, EMTN
1.375%	05/28/29	EUR	400	382,279
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		450	444,709
BPCE SA,
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26		590	557,662
2.277%(ff)	01/20/32		314	254,705
Sr. Preferred Notes, EMTN
1.750%	04/26/27	EUR	400	408,099
Sub. Notes, 144A
3.116%(ff)	10/19/32		442	364,532
BPCE SFH SA,
Covered Bonds
0.010%	01/21/27	EUR	100	98,608
3.000%	10/17/29	EUR	800	847,958
3.125%	01/24/28	EUR	400	426,782
3.250%	04/12/28	EUR	400	428,508
Cie de Financement Foncier SA,
Covered Bonds
0.750%	01/11/28	EUR	200	196,552
3.125%	05/18/27	EUR	200	213,386
Covered Bonds, EMTN
0.500%	03/16/28	EUR	300	291,175
3.375%	09/16/31	EUR	600	649,830
Covered Bonds, Series DOM
0.875%	09/11/28	EUR	500	487,029
CNP Assurances SACA,
Sub. Notes, EMTN
2.500%(ff)	06/30/51	EUR	100	92,939
Credit Agricole Assurances SA,
Sub. Notes
4.750%(ff)	09/27/48	EUR	200	215,012
Credit Agricole Home Loan SFH SA,
Covered Bonds, EMTN
3.375%	09/04/29	EUR	700	754,135
Credit Agricole SA,
Sr. Non-Preferred Notes, EMTN
4.375%	11/27/33	EUR	300	332,297
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	300	325,069
Credit Mutuel Home Loan SFH SA,
Covered Bonds, EMTN
3.125%	06/22/27	EUR	200	213,785
3.250%	04/20/29	EUR	600	643,122
Electricite de France SA,
Sr. Unsec’d. Notes, EMTN
5.875%	07/18/31	GBP	475	613,050
Sr. Unsec’d. Notes, Series MPLE
5.993%	05/23/30	CAD	36	27,444
Engie SA,
Jr. Sub. Notes
1.500%(ff)	05/30/28(oo)	EUR	200	188,992

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
France (cont’d.)
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	200	$169,498
3.625%	01/11/30	EUR	500	534,758
Orange SA,
Jr. Sub. Notes, EMTN
1.375%(ff)	02/11/29(oo)	EUR	200	184,349
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN
1.125%	05/25/30	EUR	600	565,137
5.000%	10/10/33	EUR	150	178,005
SNF Group SACA,
Sr. Unsec’d. Notes, 144A
3.125%	03/15/27		350	321,094
3.375%	03/15/30		225	194,344
Societe Generale SA,
Jr. Sub. Notes, 144A
4.750%(ff)	05/26/26(oo)		250	223,750
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26		561	524,474
6.066%(ff)	01/19/35(a)		200	198,574
Sr. Non-Preferred Notes, 144A, MTN
6.691%(ff)	01/10/34		451	465,011
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	12/06/30	EUR	400	428,074
Sr. Preferred Notes, EMTN
6.250%	06/22/33	GBP	200	266,909
Societe Generale SFH SA,
Covered Bonds
1.375%	05/05/28	EUR	300	300,248
Societe Nationale SNCF SACA,
Sr. Unsec’d. Notes
3.125%	11/02/27	EUR	300	318,577
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	300	295,426
Suez SACA,
Sr. Unsec’d. Notes, EMTN
4.625%	11/03/28	EUR	400	440,990
TotalEnergies Capital SA,
Gtd. Notes
5.488%	04/05/54		210	206,799
5.638%	04/05/64		95	95,094
TotalEnergies SE,
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	535	518,464

				17,855,805

Germany — 1.7%
Allianz SE,
Sub. Notes
5.824%(ff)	07/25/53	EUR	300	351,853
Bayer AG,
Jr. Sub. Notes
2.375%(ff)	11/12/79	EUR	700	730,747
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.250%	12/15/25		243	238,018

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Germany (cont’d.)
Bayer US Finance LLC,
Gtd. Notes, 144A
6.125%	11/21/26		266	$268,774
Daimler Truck Finance North America LLC,
Gtd. Notes, 144A
5.000%	01/15/27		150	148,920
5.500%	09/20/33(a)		300	301,388
Deutsche Bank AG,
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26		343	325,547
5.000%(ff)	09/05/30	EUR	400	441,238
5.375%(ff)	01/11/29	EUR	500	556,781
Sr. Non-Preferred Notes, EMTN
1.750%(ff)	11/19/30	EUR	300	282,341
E.ON International Finance BV,
Gtd. Notes, EMTN
6.375%	06/07/32	GBP	325	439,860
E.ON SE,
Sr. Unsec’d. Notes, EMTN
4.125%	03/25/44	EUR	145	153,278
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	396	413,838
Gov’t. Gtd. Notes, EMTN
2.625%	04/26/29	EUR	4,000	4,232,188
3.125%	10/10/28	EUR	1,190	1,284,815
Gov’t. Gtd. Notes, MTN
4.100%	02/20/26	AUD	559	369,656
Mercedes-Benz Finance North America LLC,
Gtd. Notes, 144A
5.375%	11/26/25		190	190,111
Schaeffler AG,
Sr. Unsec’d. Notes, EMTN
4.750%	08/14/29	EUR	200	215,484
Siemens Financieringsmaatschappij NV,
Gtd. Notes, EMTN
0.500%	02/20/32	EUR	300	263,589
Volkswagen International Finance NV,
Gtd. Notes
3.500%(ff)	06/17/25(oo)	EUR	400	422,408
ZF Finance GmbH,
Gtd. Notes, EMTN
3.750%	09/21/28	EUR	200	207,060

				11,837,894

Greece — 0.0%
Piraeus Bank SA,
Sr. Preferred Notes, EMTN
7.250%(ff)	07/13/28	EUR	200	228,845

India — 0.2%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes
4.375%	07/03/29		200	179,125
5.000%	08/02/41		200	156,125
Adani Transmission Step-One Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		200	189,250

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
India (cont’d.)
Greenko Wind Projects Mauritius Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/06/25		333	$328,421
Periama Holdings LLC,
Gtd. Notes
5.950%	04/19/26		236	233,050
UPL Corp. Ltd.,
Gtd. Notes
4.625%	06/16/30		200	165,250

				1,251,221

Indonesia — 0.0%
Freeport Indonesia PT,
Sr. Unsec’d. Notes
6.200%	04/14/52		200	195,938

Ireland — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
2.450%	10/29/26		300	279,845
3.000%	10/29/28		150	136,122
3.650%	07/21/27		425	403,306
AIB Group PLC,
Jr. Sub. Notes
6.250%(ff)	06/23/25(oo)	EUR	450	480,894
Sr. Unsec’d. Notes, EMTN
2.250%(ff)	04/04/28	EUR	195	200,137
Sub. Notes, EMTN
2.875%(ff)	05/30/31	EUR	307	318,607
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30		352	349,953
6.253%(ff)	09/16/26		287	288,181
Sr. Unsec’d. Notes, EMTN
0.375%(ff)	05/10/27	EUR	240	241,667
Sub. Notes, EMTN
6.750%(ff)	03/01/33	EUR	325	373,303

				3,072,015

Israel — 0.0%
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		68	65,809

Italy — 0.7%
Autostrade per l’Italia SpA,
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	270	266,192
2.000%	01/15/30	EUR	220	210,859
Banca Monte dei Paschi di Siena SpA,
Covered Bonds
3.500%	04/23/29	EUR	645	691,927
BPER Banca SPA,
Covered Bonds, EMTN
3.750%	10/22/28	EUR	525	570,655
Credit Agricole Italia SpA,
Covered Bonds
0.375%	01/20/32	EUR	100	86,134
3.500%	01/15/30	EUR	300	322,783

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Italy (cont’d.)
Covered Bonds, EMTN
3.500%	07/15/33	EUR	200	$216,923
Enel Finance International NV,
Gtd. Notes, EMTN
0.875%	09/28/34	EUR	360	287,482
Enel SpA,
Jr. Sub. Notes, Series 6.5Y
1.375%(ff)	06/08/27(oo)	EUR	162	155,924
Eni SpA,
Jr. Sub. Notes, Series NC5
2.625%(ff)	10/13/25(oo)	EUR	125	129,941
Intesa Sanpaolo SpA,
Jr. Sub. Notes, 144A, MTN
7.700%(ff)	09/17/25(oo)		200	199,000
Sr. Preferred Notes, 144A
7.200%	11/28/33		534	570,456
Mediobanca Banca di Credito Finanziario SpA,
Covered Bonds, EMTN
1.250%	11/24/29	EUR	275	262,458
UniCredit SpA,
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27		611	569,147

				4,539,881

Japan — 0.2%
Development Bank of Japan, Inc.,
Gov’t. Gtd. Notes, GMTN
3.125%	04/13/28	EUR	200	213,221
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
3.153%(ff)	07/16/30		400	359,776
5.382%(ff)	07/10/30		262	261,502
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
3.000%	11/21/30	EUR	200	206,014

				1,040,513

Luxembourg — 0.1%
Blackstone Property Partners Europe Holdings Sarl,
Gtd. Notes, EMTN
1.750%	03/12/29	EUR	125	117,327
Sr. Unsec’d. Notes
3.625%	10/29/29	EUR	100	102,028
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25	EUR	242	254,273
3.250%	11/13/28	EUR	247	250,522
Vivion Investments Sarl,
Sr. Unsec’d. Notes
3.000%	08/08/24	EUR	200	212,019

				936,169

Malaysia — 0.0%
GENM Capital Labuan Ltd.,
Gtd. Notes
3.882%	04/19/31		370	323,750

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mexico — 0.2%
Alfa SAB de CV,
Sr. Unsec’d. Notes
6.875%	03/25/44		200	$204,875
Bimbo Bakeries USA, Inc.,
Gtd. Notes, 144A
6.400%	01/15/34		200	211,046
Braskem Idesa SAPI,
Sr. Sec’d. Notes, 144A
6.990%	02/20/32		200	152,200
Comision Federal de Electricidad,
Gtd. Notes
3.875%	07/26/33		406	324,841
Mexico City Airport Trust,
Sr. Sec’d. Notes
5.500%	10/31/46		280	232,137
Petroleos Mexicanos,
Gtd. Notes
6.700%	02/16/32		247	206,657

				1,331,756

Morocco — 0.1%
OCP SA,
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34		606	621,907

Netherlands — 1.3%
ABN AMRO Bank NV,
Covered Bonds, EMTN
0.400%	09/17/41	EUR	400	260,897
Jr. Sub. Notes
4.375%(ff)	09/22/25(oo)	EUR	400	416,839
Sr. Non-Preferred Notes, 144A
1.542%(ff)	06/16/27		800	737,560
Sub. Notes, EMTN
5.125%(ff)	02/22/33	EUR	400	437,165
BNG Bank NV,
Sr. Unsec’d. Notes, MTN
3.300%	07/17/28	AUD	1,250	788,682
3.500%	07/19/27	AUD	581	373,671
Cooperatieve Rabobank UA,
Covered Bonds, EMTN
0.125%	12/01/31	EUR	1,600	1,386,164
Sub. Notes, EMTN
4.625%	05/23/29	GBP	140	169,335
ING Groep NV,
Jr. Sub. Notes
5.750%(ff)	11/16/26(oo)		225	216,000
Sr. Unsec’d. Notes
4.500%(ff)	05/23/29	EUR	500	548,098
Koninklijke KPN NV,
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	400	433,741
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	2,122	2,115,204

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Netherlands (cont’d.)
Sandoz Finance BV,
Sr. Unsec’d. Notes
4.220%	04/17/30	EUR	1,145	$1,251,435

				9,134,791

Norway — 0.2%
Aker BP ASA,
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26		200	185,884
5.600%	06/13/28		765	771,050
6.000%	06/13/33		325	327,012
Equinor ASA,
Gtd. Notes
2.875%	04/06/25(a)		210	206,018
Var Energi ASA,
Sr. Unsec’d. Notes, 144A
8.000%	11/15/32		200	223,117

				1,713,081

Panama — 0.0%
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48		323	226,807

Peru — 0.1%
Credicorp Capital Sociedad Titulizadora SA,
Local Gov’t. Gtd. Notes, 144A
10.100%	12/15/43	PEN	845	223,828
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
Sr. Unsec’d. Notes
8.550%	09/18/33		207	223,884

				447,712

Poland — 0.0%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		200	198,080

Portugal — 0.2%
Banco BPI SA,
Covered Bonds
3.625%	07/04/28	EUR	1,200	1,297,359
EDP - Energias de Portugal SA,
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	300	323,756

				1,621,115

South Africa — 0.1%
Anglo American Capital PLC,
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	135	149,782
Stillwater Mining Co.,
Gtd. Notes
4.000%	11/16/26		246	224,782

				374,564

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
South Korea — 0.1%
POSCO,
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	$202,375
SK Hynix, Inc.,
Sr. Unsec’d. Notes
6.500%	01/17/33		200	210,313

				412,688

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes, Series 9
6.500%(ff)	03/05/25(oo)		200	198,440
Sr. Non-Preferred Notes
6.138%(ff)	09/14/28		200	203,727
Sub. Notes
7.883%(ff)	11/15/34		200	218,008
Banco de Sabadell SA,
Covered Bonds
1.000%	04/26/27	EUR	100	100,297
Sr. Preferred Notes, EMTN
4.000%(ff)	01/15/30	EUR	500	540,088
Banco Santander SA,
Sr. Non-Preferred Notes
3.800%	02/23/28		400	376,655
4.175%(ff)	03/24/28		200	192,696
5.552%(ff)	03/14/28		200	199,428
Sub. Notes, EMTN
5.750%(ff)	08/23/33	EUR	400	446,450
CaixaBank SA,
Covered Bonds
1.000%	09/25/25	EUR	100	103,723
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		395	395,898
6.208%(ff)	01/18/29		660	669,741
Sr. Non-Preferred Notes, EMTN
0.375%(ff)	11/18/26	EUR	100	102,074
5.125%(ff)	07/19/34	EUR	300	343,494
Sr. Preferred Notes, EMTN
0.625%(ff)	01/21/28	EUR	600	597,847

				4,688,566

Supranational Bank — 1.1%
African Export-Import Bank (The),
Sr. Unsec’d. Notes, 144A
2.634%	05/17/26		219	204,560
European Investment Bank,
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	1,460	1,544,525
4.125%	02/13/34		1,285	1,246,786
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	252	215,410
3.000%	10/14/33	EUR	315	336,521
Sr. Unsec’d. Notes, MTN
0.750%	07/15/27	AUD	880	523,058
1.800%	01/19/27	AUD	365	227,109
Sr. Unsec’d. Notes, Series EARN
3.000%	11/15/28	EUR	1,190	1,278,138

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Supranational Bank (cont’d.)
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN
7.000%	01/25/29	INR	47,000	$551,459
Sr. Unsec’d. Notes, MTN
2.700%	01/29/26	AUD	80	51,792
4.250%	06/11/26	AUD	183	121,279
Unsec’d. Notes, MTN
2.500%	04/14/27	AUD	110	69,328
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN
6.500%	04/17/30	INR	47,100	539,585
Sr. Unsec’d. Notes, MTN
3.000%	10/19/26	AUD	105	67,681
International Finance Corp.,
Sr. Unsec’d. Notes
4.450%	05/14/27	AUD	827	549,270

				7,526,501

Sweden — 0.3%
Assa Abloy AB,
Gtd. Notes, EMTN
3.750%	09/13/26	EUR	300	323,701
Sr. Unsec’d. Notes, EMTN
3.875%	09/13/30	EUR	575	627,337
Skandinaviska Enskilda Banken AB,
Sr. Preferred Notes, 144A
5.125%	03/05/27		253	252,557
Svenska Handelsbanken AB,
Sub. Notes, EMTN
4.625%(ff)	08/23/32	GBP	100	121,338
Swedbank AB,
Sub. Notes, GMTN
3.625%(ff)	08/23/32	EUR	626	658,130
Verisure Holding AB,
Sr. Sec’d. Notes, 144A
3.250%	02/15/27	EUR	100	102,769

				2,085,832

Switzerland — 0.5%
Sika Capital BV,
Gtd. Notes
1.500%	04/29/31	EUR	200	188,743
UBS Group AG,
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		210	224,700
Sr. Unsec’d. Notes
2.875%(ff)	04/02/32	EUR	105	105,145
7.750%(ff)	03/01/29	EUR	440	532,130
Sr. Unsec’d. Notes, 144A
5.428%(ff)	02/08/30(a)		328	326,043
5.699%(ff)	02/08/35		282	281,341
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.944%(c)	05/12/26		305	307,016
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	200	163,335
0.650%(ff)	01/14/28	EUR	527	521,709
1.000%(ff)	06/24/27	EUR	382	386,740

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Switzerland (cont’d.)
3.250%(ff)	04/02/26	EUR	107	$113,851
4.625%(ff)	03/17/28	EUR	200	218,705
4.750%(ff)	03/17/32	EUR	400	447,538

				3,816,996

Thailand — 0.0%
Bangkok Bank PCL,
Sr. Unsec’d. Notes, 144A, MTN
5.650%	07/05/34		200	200,856

United Arab Emirates — 0.1%
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes
2.940%	09/30/40		495	398,090
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		162	139,034

				537,124

United Kingdom — 1.6%
Barclays PLC,
Jr. Sub. Notes
6.375%(ff)	12/15/25(oo)	GBP	400	491,578
7.125%(ff)	06/15/25(oo)	GBP	200	250,255
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	195	172,167
2.279%(ff)	11/24/27		400	370,362
5.674%(ff)	03/12/28		411	410,680
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	170	179,944
5.262%(ff)	01/29/34	EUR	245	280,490
Sub. Notes, EMTN
8.407%(ff)	11/14/32	GBP	240	319,672
BAT International Finance PLC,
Gtd. Notes, EMTN
2.250%	06/26/28	GBP	308	346,429
BUPA Finance PLC,
Gtd. Notes
5.000%	10/12/30	EUR	465	521,728
Cadent Finance PLC,
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	752	672,992
CK Hutchison Group Telecom Finance SA,
Gtd. Notes
1.500%	10/17/31	EUR	216	195,719
Direct Line Insurance Group PLC,
Jr. Sub. Notes
4.750%(ff)	12/07/27(oo)	GBP	238	251,800
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, EMTN
4.500%	07/11/35	EUR	578	636,098
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28	GBP	240	282,870
5.733%(ff)	05/17/32		241	241,332
Sub. Notes
6.364%(ff)	11/16/32	EUR	300	340,565

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Kingdom (cont’d.)
Imperial Brands Finance PLC,
Gtd. Notes, 144A, MTN
5.875%	07/01/34		433	$424,235
INEOS Quattro Finance 2 PLC,
Sr. Sec’d. Notes, 144A
8.500%	03/15/29	EUR	100	113,228
International Consolidated Airlines Group SA,
Sr. Unsec’d. Notes
3.750%	03/25/29	EUR	200	208,835
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(ff)	09/27/25(oo)		200	199,689
Sr. Unsec’d. Notes, EMTN
3.875%(ff)	05/14/32	EUR	205	219,131
4.750%(ff)	09/21/31	EUR	413	460,919
National Gas Transmission PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	200	178,285
National Grid Electricity Distribution East Midlands PLC,
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	100	106,433
National Grid PLC,
Sr. Unsec’d. Notes
5.809%	06/12/33		65	65,176
Nationwide Building Society,
Covered Bonds
3.625%	03/15/28	EUR	315	341,478
Covered Bonds, EMTN
1.125%	05/31/28	EUR	185	182,808
Sr. Non-Preferred Notes, 144A, MTN, SOFR + 1.290%
6.657%(c)	02/16/28		200	200,208
NatWest Group PLC,
Jr. Sub. Notes
8.125%(ff)	11/10/33(oo)		208	210,068
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26		414	393,944
6.534%(ff)	01/10/29		200	205,313
6.833%(ff)	11/21/26		200	202,713
Santander UK PLC,
Covered Bonds
1.125%	03/12/27	EUR	360	363,771
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
7.101%(c)	01/30/27(oo)		100	94,750
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		569	532,390
2.608%(ff)	01/12/28		562	520,513
Thames Water Utilities Finance PLC,
Sr. Sec’d. Notes, EMTN
4.000%	06/19/25	GBP	100	114,717
Vodafone Group PLC,
Sr. Unsec’d. Notes, MTN
4.200%	12/13/27	AUD	70	44,946

				11,348,231

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States — 16.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24		263	$260,169
4.050%	11/21/39		201	174,423
4.250%	11/14/28(a)		575	561,196
4.950%	03/15/31		436	434,854
AdaptHealth LLC,
Gtd. Notes, 144A
5.125%	03/01/30		280	245,187
AGCO Corp.,
Gtd. Notes
5.800%	03/21/34		100	99,564
Air Lease Corp.,
Sr. Unsec’d. Notes
3.625%	12/01/27		69	65,095
5.300%	02/01/28(a)		950	947,933
5.400%	06/01/28	CAD	106	78,697
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.125%	03/15/31		200	205,528
Alexander Funding Trust II,
Sr. Sec’d. Notes, 144A
7.467%	07/31/28		142	150,106
Allegion US Holding Co., Inc.,
Gtd. Notes
5.600%	05/29/34		113	113,054
Ally Financial, Inc.,
Sr. Unsec’d. Notes
7.100%	11/15/27		75	78,109
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	398	396,343
American Express Co.,
Sub. Notes
5.625%(ff)	07/28/34		140	140,297
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
5.500%	07/15/34		125	122,795
American Medical Systems Europe BV,
Gtd. Notes
3.375%	03/08/29	EUR	200	212,162
American Tower Corp.,
Sr. Unsec’d. Notes
0.400%	02/15/27	EUR	300	295,048
0.500%	01/15/28	EUR	704	672,304
4.400%	02/15/26(a)		132	129,678
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51		153	103,824
4.200%	09/01/48		50	40,557
Amgen, Inc.,
Sr. Unsec’d. Notes
2.200%	02/21/27		325	301,517
4.200%	03/01/33		87	80,587
5.150%	03/02/28		300	299,975
5.250%	03/02/30		500	503,680
5.250%	03/02/33		425	423,746

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
5.600%	03/02/43		85	$83,756
Amphenol Corp.,
Sr. Unsec’d. Notes
5.250%	04/05/34		85	84,766
Aon North America, Inc.,
Gtd. Notes
5.300%	03/01/31(a)		345	343,841
5.750%	03/01/54		105	102,600
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	115	99,109
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29		230	200,372
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31		400	337,138
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33		402	319,536
3.500%	06/01/41		112	85,681
5.539%	02/20/26		245	245,019
Atkore, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	06/01/31		595	526,585
AutoNation, Inc.,
Gtd. Notes
3.800%	11/15/27		56	52,719
AutoZone, Inc.,
Sr. Unsec’d. Notes
6.250%	11/01/28		20	20,862
6.550%	11/01/33		192	206,153
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		245	230,546
1.950%	09/20/26		63	58,050
3.500%	11/01/27		17	15,910
4.125%	08/01/25		5	4,908
4.875%	10/01/25		14	13,813
5.500%	12/15/24		91	90,757
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29(a)		360	322,871
Ball Corp.,
Gtd. Notes
6.875%	03/15/28(a)		310	318,140
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	10/23/24(oo)		450	449,615
Sr. Unsec’d. Notes
4.571%(ff)	04/27/33(a)		319	300,875
5.202%(ff)	04/25/29		175	174,691
5.819%(ff)	09/15/29		488	498,156
Sr. Unsec’d. Notes, EMTN
0.654%(ff)	10/26/31	EUR	540	477,562

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, MTN
2.551%(ff)	02/04/28		1,033	$964,058
2.972%(ff)	02/04/33		234	198,094
4.827%(ff)	07/22/26		165	163,392
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		250	249,555
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	200	215,190
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27		491	472,554
BlackRock Funding, Inc.,
Gtd. Notes
5.250%	03/14/54		90	86,952
Block, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/32		232	235,145
Boeing Co. (The),
Sr. Unsec’d. Notes
3.200%	03/01/29		75	66,559
3.250%	02/01/28		88	80,591
3.625%	02/01/31		71	62,136
5.150%	05/01/30		66	63,364
Sr. Unsec’d. Notes, 144A
6.298%	05/01/29		151	153,119
6.528%	05/01/34		229	234,439
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		72	59,528
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
1.800%	03/03/27	EUR	632	648,357
3.500%	03/01/29	EUR	145	155,466
4.250%	05/15/29	EUR	585	646,171
4.500%	11/15/31	EUR	897	1,012,537
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		437	391,392
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	195	189,815
BP Capital Markets BV,
Gtd. Notes, EMTN
3.773%	05/12/30	EUR	350	377,942
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34	EUR	200	164,773
3.250%(ff)	03/22/26(oo)	EUR	553	578,066
Brink’s Co. (The),
Gtd. Notes, 144A
6.500%	06/15/29		100	101,082
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.200%	02/22/34(a)		207	206,610
5.500%	02/22/44		70	69,105

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28		297	$280,856
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		55	51,404
Gtd. Notes, 144A
1.950%	02/15/28		122	109,174
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,139		911,906
3.419%	04/15/33		217	187,023
3.469%	04/15/34		115	98,008
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
2.600%	05/01/31		662	558,238
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		190	190,927
Campbell Soup Co.,
Sr. Unsec’d. Notes
5.200%	03/21/29		325	325,433
5.400%	03/21/34		326	324,031
Capital One Financial Corp.,
Sr. Unsec’d. Notes
5.700%(ff)	02/01/30(a)		210	210,847
6.312%(ff)	06/08/29		110	112,565
6.377%(ff)	06/08/34		694	712,628
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/29		113	112,741
Cargill, Inc.,
Sr. Unsec’d. Notes
3.875%	04/24/30	EUR	340	371,458
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	285	310,728
5.900%	03/15/34		175	182,763
CBRE Services, Inc.,
Gtd. Notes
5.500%	04/01/29		85	85,330
5.950%	08/15/34(a)		175	177,108
Celanese US Holdings LLC,
Gtd. Notes
6.165%	07/15/27		825	837,306
6.330%	07/15/29(a)		645	663,551
6.350%	11/15/28		665	683,124
6.550%	11/15/30		175	182,934
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes, SOFR Index + 0.520%
5.885%(c)	05/13/26		159	158,955
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29(a)		198	169,367
2.300%	02/01/32		530	409,663
3.900%	06/01/52		205	128,484
4.908%	07/23/25		68	67,420

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
6.100%	06/01/29	373	$374,370
6.150%	11/10/26	495	499,629
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	370	369,503
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34	245	244,690
Choice Hotels International, Inc.,
Sr. Unsec’d. Notes
5.850%	08/01/34	125	123,113
Cigna Group (The),
Sr. Unsec’d. Notes
2.375%	03/15/31	425	356,546
5.685%	03/15/26	245	244,781
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.800%	02/26/27(a)	360	358,999
5.300%	02/26/54	120	117,660
5.350%	02/26/64	170	165,346
Citigroup, Inc.,
Jr. Sub. Notes, Series AA
7.625%(ff)	11/15/28(oo)	17	17,680
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	19	18,223
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)	256	239,099
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26	584	572,155
4.075%(ff)	04/23/29	250	239,593
4.412%(ff)	03/31/31	350	333,573
4.910%(ff)	05/24/33	150	144,213
5.174%(ff)	02/13/30	200	198,788
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.841%(ff)	01/23/30	160	159,466
6.645%(ff)	04/25/35(a)	100	103,444
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	320	335,749
Coca-Cola Consolidated, Inc.,
Sr. Unsec’d. Notes
5.450%	06/01/34	100	100,892
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34	220	216,324
6.042%	08/15/28	380	388,553
6.055%	08/15/26	125	125,978
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30(a)	185	188,919
6.497%	08/15/43	45	46,831
6.544%	11/15/53	105	110,644
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25	55	54,964

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		635	$550,319
5.318%	12/01/34		548	538,404
Constellation Brands, Inc.,
Gtd. Notes
4.650%	11/15/28		50	48,924
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		85	83,569
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		325	323,781
Cox Communications, Inc.,
Gtd. Notes, 144A
5.700%	06/15/33(a)		35	34,835
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28		450	434,454
4.780%	03/25/38		46	41,071
5.700%	06/01/34		469	467,672
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27(a)		201	203,088
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
5.300%	10/01/29		99	99,543
6.020%	06/15/26		209	211,202
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		352	352,843
7.950%	04/15/32		406	464,837
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30		370	368,230
5.200%	04/18/27		530	530,225
5.400%	04/18/34		168	166,295
5.750%	04/18/54		135	130,804
5.900%	04/18/64		50	48,269
6.250%	03/15/33		157	164,227
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	100	85,632
1.250%	02/01/31	EUR	622	554,732
1.500%	03/15/30	EUR	120	112,279
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34		355	399,217
Discovery Communications LLC,
Gtd. Notes
3.950%	03/20/28		125	116,859
4.125%	05/15/29		571	527,203
DISH DBS Corp.,
Sr. Sec’d. Notes, 144A
5.250%	12/01/26(a)		87	68,724
5.750%	12/01/28		134	92,203

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		282	$277,875
DTE Energy Co.,
Sr. Unsec’d. Notes
5.850%	06/01/34		144	146,097
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.500%	08/15/32(a)		80	74,828
Duke University,
Unsec’d. Notes, Series 2020
2.832%	10/01/55		500	324,294
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.150%	06/15/29		146	146,395
Energy Transfer LP,
Sr. Unsec’d. Notes
4.400%	03/15/27		250	243,857
5.500%	06/01/27		41	41,129
6.100%	12/01/28		200	205,960
6.400%	12/01/30		150	157,629
Entegris, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	04/15/29		177	169,100
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25		41	40,510
3.950%	02/15/27		100	97,183
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.600%	05/01/28		93	91,567
4.900%	05/01/33		105	102,174
5.000%	02/15/29		155	154,635
5.400%	05/01/53		30	28,990
Essential Properties LP,
Gtd. Notes
2.950%	07/15/31		151	124,247
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26(a)		80	79,002
Exelon Corp.,
Sr. Unsec’d. Notes
5.150%	03/15/29		225	224,232
Expedia Group, Inc.,
Gtd. Notes
3.250%	02/15/30		100	90,169
4.625%	08/01/27		296	290,554
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		50	51,270
Fiserv, Inc.,
Sr. Unsec’d. Notes
5.625%	08/21/33		534	538,717
Ford Credit Canada Co.,
Gtd. Notes
6.382%	11/10/28	CAD	211	161,363

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		112	$92,666
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.800%	03/05/27		375	375,082
5.850%	05/17/27		202	202,187
6.125%	03/08/34		393	389,349
Sr. Unsec’d. Notes, EMTN
3.250%	09/15/25	EUR	283	300,166
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	153	163,325
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.150%	01/25/32		595	606,991
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		221	212,750
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		130	129,861
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	10/23/30	EUR	166	177,799
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		430	424,233
Sr. Unsec’d. Notes
1.500%	06/10/26		277	256,556
2.350%	02/26/27		4	3,699
4.300%	04/06/29		7	6,650
6.050%	10/10/25		195	195,799
6.100%	01/07/34		544	549,974
General Motors Financial of Canada Ltd.,
Gtd. Notes
5.100%	07/14/28	CAD	59	43,454
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	180	198,713
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32(a)		77	64,621
4.000%	01/15/31		33	29,594
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27		325	317,967
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.482%(ff)	08/23/28		90	87,914
GXO Logistics, Inc.,
Sr. Unsec’d. Notes
6.250%	05/06/29		329	334,972
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.050%	02/14/27		283	265,484

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, 144A
5.950%	06/11/29		253	$252,095
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26		521	497,399
6.050%	05/14/34		137	136,744
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		449	405,027
3.625%	03/15/32		340	299,426
4.125%	06/15/29		275	260,444
4.625%	03/15/52		85	68,640
5.250%	04/15/25		64	63,721
5.250%	06/15/26		175	174,315
5.375%	02/01/25		525	523,104
5.875%	02/01/29		673	685,256
5.900%	06/01/53		150	146,025
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33		173	194,197
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
5.875%	04/01/29		439	439,293
6.125%	04/01/32		78	78,333
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc,
Gtd. Notes, 144A
4.875%	07/01/31		80	70,727
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		70	62,090
3.300%	04/15/40		45	35,029
4.950%	09/15/52		110	101,751
5.400%	06/25/64		170	165,673
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.250%	02/22/28	EUR	180	185,102
3.750%	05/17/32	EUR	200	214,830
3.750%	03/01/36	EUR	118	123,910
4.125%	11/02/34	EUR	526	575,522
Humana, Inc.,
Sr. Unsec’d. Notes
5.375%	04/15/31		183	181,994
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35		105	103,391
6.208%(ff)	08/21/29		510	520,561
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
5.250%	06/30/29		25	24,798
5.500%	06/30/34		250	243,231
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.650%	09/17/26		752	692,159
2.100%	09/15/28		633	555,976
5.680%	06/26/28		150	151,587
5.700%	06/26/30		125	126,541

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31		260	$261,314
5.700%	08/14/33		25	25,580
5.700%	06/15/54		95	95,661
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41		15	10,382
3.050%	08/12/51		67	42,496
4.250%	12/15/42		6	4,979
4.600%	03/25/40		40	36,083
4.800%	10/01/41		7	6,362
4.875%	02/10/26		175	173,960
5.600%	02/21/54(a)		90	87,288
5.700%	02/10/53		85	83,619
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50		68	44,146
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25		70	66,225
2.300%	11/01/30		425	354,400
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29(a)		540	521,505
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
5.375%	06/15/33		188	185,419
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		50	49,529
J M Smucker Co. (The),
Sr. Unsec’d. Notes
5.900%	11/15/28(a)		647	666,399
Jabil, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/31		541	460,438
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26		170	168,948
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	600	731,221
1.953%(ff)	02/04/32		310	252,353
2.963%(ff)	01/25/33		60	51,148
3.702%(ff)	05/06/30		450	420,509
4.851%(ff)	07/25/28		165	163,229
5.040%(ff)	01/23/28		400	397,950
5.299%(ff)	07/24/29		165	165,576
5.336%(ff)	01/23/35		255	253,674
6.087%(ff)	10/23/29(a)		375	387,366
Sr. Unsec’d. Notes, SOFR + 0.920%
6.289%(c)	02/24/26		97	97,295
Sr. Unsec’d. Notes, EMTN
1.090%(ff)	03/11/27	EUR	367	376,401

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
JPMorgan Chase Bank NA,
Unsec’d. Notes, 144A, MTN
7.000%	05/17/27	IDR	2,772,000	$170,736
Kilroy Realty LP,
Gtd. Notes
6.250%	01/15/36		75	71,172
Kodiak Gas Services LLC,
Gtd. Notes, 144A
7.250%	02/15/29		335	343,566
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes
2.050%	10/15/26		211	194,530
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
5.250%	06/01/31		175	174,339
5.400%	07/31/33		300	298,987
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.900%	08/08/29(a)		531	485,350
5.900%	06/01/27		40	40,203
6.000%	08/15/29		120	120,904
6.200%	08/15/34		175	176,120
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/31		310	323,824
Lear Corp.,
Sr. Unsec’d. Notes
3.500%	05/30/30		13	11,723
Lithia Motors, Inc.,
Gtd. Notes, 144A
4.375%	01/15/31(a)		585	521,811
LKQ Corp.,
Gtd. Notes
5.750%	06/15/28		330	333,233
LKQ Dutch Bond BV,
Gtd. Notes
4.125%	03/13/31	EUR	839	896,273
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		150	149,541
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.350%	04/01/27		202	192,831
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.600%	10/01/37		270	292,461
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.875%	05/15/29		45	44,430
4.900%	04/15/29		125	123,670
5.000%	10/15/27		145	144,611
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		98	95,097
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		53	45,374

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53(a)		220	$222,229
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29		135	137,817
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28(a)		295	281,309
Sr. Unsec’d. Notes
5.900%	06/15/29		75	75,356
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43(a)		192	201,841
Medtronic Global Holdings SCA,
Gtd. Notes
4.250%	03/30/28(a)		398	388,413
Metropolitan Life Global Funding I,
Sec’d. Notes, MTN
4.000%	07/13/27	AUD	100	64,098
MGM Resorts International,
Gtd. Notes
6.500%	04/15/32		395	393,167
Micron Technology, Inc.,
Sr. Unsec’d. Notes
6.750%	11/01/29		113	120,157
Morgan Stanley,
Sr. Unsec’d. Notes
0.495%(ff)	10/26/29	EUR	330	308,763
4.656%(ff)	03/02/29	EUR	130	143,543
4.813%(ff)	10/25/28	EUR	155	171,872
5.173%(ff)	01/16/30		175	174,473
5.449%(ff)	07/20/29		170	171,009
5.466%(ff)	01/18/35		125	124,712
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32		50	40,182
3.622%(ff)	04/01/31(a)		8	7,337
5.164%(ff)	04/20/29(a)		650	647,742
5.250%(ff)	04/21/34(a)		285	280,662
Sub. Notes
2.484%(ff)	09/16/36		100	79,141
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		399	387,585
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.692%	06/05/28	GBP	145	131,056
4.625%	08/01/29		109	80,090
National Grid North America, Inc.,
Sr. Unsec’d. Notes, EMTN
4.668%	09/12/33	EUR	325	361,609
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		65	82,575
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28		110	100,620

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29	EUR	314	$351,150
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29		225	227,037
New York Life Global Funding,
Sec’d. Notes, 144A, MTN
5.000%	06/06/29		533	531,393
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.700%(ff)	09/01/54		72	72,176
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		127	104,914
4.278%	12/15/28		25	23,874
5.290%	01/17/34		281	272,813
5.783%	09/16/52		125	122,204
NiSource, Inc.,
Sr. Unsec’d. Notes
5.200%	07/01/29		200	199,285
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26		53	48,500
2.450%	09/15/28		227	196,736
NNN REIT, Inc.,
Sr. Unsec’d. Notes
5.600%	10/15/33		75	74,666
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		103	69,759
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28		200	188,337
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		113	99,620
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		725	725,789
6.375%	09/01/28(a)		275	283,695
8.500%	07/15/27		161	172,414
8.875%	07/15/30		203	234,015
OneMain Finance Corp.,
Gtd. Notes
7.500%	05/15/31		310	313,830
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28		30	30,457
5.800%	11/01/30		90	92,055
6.050%	09/01/33		589	606,557
6.350%	01/15/31		245	256,682
6.625%	09/01/53		140	149,496
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	04/01/27(a)		701	658,245
2.875%	03/25/31		389	336,031
5.550%	02/06/53		75	70,929

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
6.250%	11/09/32		258	$273,145
6.900%	11/09/52		150	167,665
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
5.250%	08/16/28		208	209,057
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28		525	530,964
6.500%	08/15/34		80	83,664
6.500%	02/01/38		46	47,224
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		95	67,553
4.200%	03/01/29(a)		595	562,729
5.550%	05/15/29		485	486,062
6.100%	01/15/29		770	788,115
6.400%	06/15/33		230	237,886
6.700%	04/01/53		170	176,668
Sr. Sec’d. Notes
3.250%	06/01/31		85	73,110
Paramount Global,
Sr. Unsec’d. Notes
4.200%	05/19/32		439	358,835
4.375%	03/15/43		255	169,126
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		175	173,575
5.350%	01/12/27		670	669,010
5.750%	05/24/26		375	376,123
6.050%	08/01/28		250	256,118
Permian Resources Operating LLC,
Gtd. Notes, 144A
7.000%	01/15/32		275	282,625
Perrigo Finance Unlimited Co.,
Gtd. Notes
5.150%(cc)	06/15/30		370	338,850
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26		155	153,025
4.450%	05/19/28		197	193,517
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.625%	11/17/29		200	204,242
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
6.650%	01/15/37		443	465,207
Post Holdings, Inc.,
Gtd. Notes, 144A
5.625%	01/15/28		245	241,279
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	280	311,655
PTC, Inc.,
Gtd. Notes, 144A
3.625%	02/15/25		535	528,317

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
PulteGroup, Inc.,
Gtd. Notes
7.875%	06/15/32		569	$651,152
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
6.400%	11/30/33		154	164,848
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25		374	369,602
5.750%	12/05/31	GBP	690	888,233
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26		461	463,031
Royalty Pharma PLC,
Gtd. Notes
5.150%	09/02/29		235	232,624
5.400%	09/02/34		225	218,787
5.900%	09/02/54		175	168,346
RTX Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/29		250	256,580
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		218	217,572
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
6.174%(ff)	01/09/30		71	71,608
Schneider Electric SE,
Sr. Unsec’d. Notes, EMTN
1.500%	01/15/28	EUR	200	202,160
Sempra,
Sr. Unsec’d. Notes
3.300%	04/01/25		110	108,051
3.700%	04/01/29		10	9,361
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.875%	09/01/31(a)		400	326,492
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25		158	153,533
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
8.875%	11/15/31(a)		310	328,869
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		210	178,032
5.650%	10/01/28		20	20,344
5.850%	11/01/27		70	71,360
5.950%	11/01/32(a)		75	77,513
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		130	127,799
5.500%	03/15/29		185	187,459
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		170	174,014

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29		540	$523,628
SS&C Technologies, Inc.,
Gtd. Notes, 144A
6.500%	06/01/32		450	454,023
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26		170	170,331
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29(a)		143	146,610
7.250%	05/01/32(a)		175	180,928
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
7.000%	09/15/28		275	281,925
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33		50	50,178
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.400%	06/12/29		100	100,584
Tapestry, Inc.,
Sr. Unsec’d. Notes
5.875%	11/27/31	EUR	451	499,036
Targa Resources Corp.,
Gtd. Notes
6.150%	03/01/29		825	851,589
6.500%	03/30/34(a)		150	158,783
6.500%	02/15/53		115	120,840
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.875%	02/01/31		125	119,195
6.875%	01/15/29		100	102,563
T-Mobile USA, Inc.,
Gtd. Notes
2.700%	03/15/32		50	41,809
3.000%	02/15/41		110	78,611
3.500%	04/15/25		64	62,925
3.500%	04/15/31		416	373,872
3.750%	04/15/27		388	372,973
4.750%	02/01/28		275	270,824
5.200%	01/15/33		50	49,483
5.500%	01/15/55		60	57,815
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/29		185	186,146
6.875%	12/15/30		220	224,631
TriNet Group, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	08/15/31		325	329,847
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		302	213,206
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
6.047%(ff)	06/08/27		25	25,176

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/29		50	$50,100
U.S. Bancorp,
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30(a)		250	250,564
5.775%(ff)	06/12/29		75	76,145
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29(a)		550	524,057
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50		35	22,692
3.050%	05/15/41		160	118,253
3.500%	08/15/39		55	44,430
3.700%	05/15/27		600	580,546
4.250%	01/15/29		425	414,009
4.750%	07/15/45		17	15,407
5.250%	02/15/28		130	131,698
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		140	102,858
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/01/31(a)		75	77,766
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28		785	788,121
5.450%	09/18/33		190	189,464
5.500%	09/18/26(a)		190	189,940
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		17	11,713
2.850%	09/03/41		5	3,503
2.875%	11/20/50		10	6,290
2.987%	10/30/56		207	126,718
3.000%	11/20/60		10	5,986
4.125%	03/16/27		605	589,744
5.500%	02/23/54		145	141,988
VF Corp.,
Sr. Unsec’d. Notes
0.625%	02/25/32	EUR	335	254,152
2.950%	04/23/30		149	123,704
Sr. Unsec’d. Notes, EMTN
4.250%	03/07/29	EUR	262	269,578
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		110	108,537
4.625%	12/01/29		125	118,057
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/34		109	109,120
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		145	142,677
3.755%	03/15/27		595	564,380
4.054%	03/15/29(a)		220	203,177

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
4.302%	01/17/30	EUR	173	$185,322
6.412%	03/15/26		190	189,959
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		155	153,310
5.499%(ff)	01/23/35(a)		155	154,626
6.303%(ff)	10/23/29		80	82,981
6.491%(ff)	10/23/34		590	629,345
Sr. Unsec’d. Notes, EMTN
0.625%	03/25/30	EUR	262	236,423
1.741%(ff)	05/04/30	EUR	297	290,206
2.000%	04/27/26	EUR	200	207,875
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		30	28,880
5.198%(ff)	01/23/30		320	318,625
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.500%	03/01/28		365	351,662
6.350%	01/15/29		85	87,677
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31		382	323,006
3.750%	06/15/27		78	74,889
4.900%	03/15/29		940	926,899
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29		221	207,445

				115,107,072

TOTAL CORPORATE BONDS (cost $242,159,428)				238,399,617

MUNICIPAL BONDS — 0.2%
California — 0.1%
California Earthquake Authority,
Revenue Bonds, Series A
5.603%	07/01/27		75	74,941
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48		60	65,777
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27		175	158,458
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30		170	142,076

				441,252

Florida — 0.1%
State Board of Administration Finance Corp.,
Revenue Bonds, Series A
5.526%	07/01/34		197	198,450
Taxable, Revenue Bonds, Series A
2.154%	07/01/30		106	89,644

				288,094

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New Jersey — 0.0%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	107	$113,829
New Jersey Transportation Trust Fund Authority,
Taxable, Revenue Bonds, BABs, Series C
5.754%	12/15/28	60	60,387

			174,216

New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	135	142,642
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	35	38,866

			181,508

Pennsylvania — 0.0%
Commonwealth Financing Authority,
Taxable, Revenue Bonds
4.144%	06/01/38	40	36,383

TOTAL MUNICIPAL BONDS (cost $1,210,956)			1,121,453

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.9%
United States Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35	16	12,649
Series 2007-16CB, Class 1A2, 1 Month SOFR + 0.514% (Cap 6.000%, Floor 0.400%)
5.860%(c)	08/25/37	40	25,446
Angel Oak Mortgage Trust,
Series 2021-06, Class A1, 144A
1.458%(cc)	09/25/66	110	88,301
Bellemeade Re Ltd.,
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.335%(c)	09/25/31	181	180,876
BINOM Securitization Trust,
Series 2022-INV01, Class A1, 144A
4.441%(cc)	08/25/57	265	250,543
BRAVO Residential Funding Trust,
Series 2024-NQM01, Class A1, 144A
5.943%	12/01/63	552	550,828
Chase Home Lending Mortgage Trust,
Series 2024-03, Class A5, 144A
6.000%(cc)	02/25/55	100	100,066
Series 2024-03, Class A5A, 144A
5.500%(cc)	02/25/55	150	146,389
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
4.892%(cc)	04/25/37	24	21,116
COLT Mortgage Loan Trust,
Series 2021-HX01, Class A2, 144A
1.348%(cc)	10/25/66	199	166,115

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Connecticut Avenue Securities Trust,
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.335%(c)	01/25/42	256	$262,753
Series 2022-R03, Class 1M2, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.835%(c)	03/25/42	231	242,786
Series 2022-R06, Class 1M1, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)
8.085%(c)	05/25/42	531	546,313
Series 2022-R08, Class 1M1, 144A, 30 Day Average SOFR + 2.550% (Cap N/A, Floor 2.550%)
7.885%(c)	07/25/42	477	490,555
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.735%(c)	12/25/42	115	117,904
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.635%(c)	01/25/43	160	164,496
Series 2023-R03, Class 2M2, 144A, 30 Day Average SOFR + 3.900% (Cap N/A, Floor 0.000%)
9.235%(c)	04/25/43	40	42,822
Series 2023-R05, Class 1M1, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 1.900%)
7.235%(c)	06/25/43	77	78,108
Series 2023-R06, Class 1M1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.035%(c)	07/25/43	123	124,173
Series 2023-R08, Class 1B1, 144A, 30 Day Average SOFR + 3.550% (Cap N/A, Floor 0.000%)
8.885%(c)	10/25/43	420	438,663
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.835%(c)	10/25/43	70	72,146
Series 2024-R01, Class 1B1, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.035%(c)	01/25/44	225	229,277
Series 2024-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 1.800%)
7.135%(c)	01/25/44	150	151,999
Series 2024-R02, Class 1M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 1.800%)
7.135%(c)	02/25/44	450	454,273
Series 2024-R03, Class 2B1, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.135%(c)	03/25/44	150	150,729
Series 2024-R03, Class 2M2, 144A, 30 Day Average SOFR + 1.950% (Cap N/A, Floor 0.000%)
7.285%(c)	03/25/44	175	175,837
Series 2024-R04, Class 1M1, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
6.424%(c)	05/25/44	340	340,101
Series 2024-R04, Class 1M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.974%(c)	05/25/44	150	150,411

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Fannie Mae Connecticut Avenue Securities,
Series 2015-C02, Class 1M2, 30 Day Average SOFR + 4.114% (Cap N/A, Floor 0.000%)
9.450%(c)	05/25/25	11	$11,196
Series 2015-C03, Class 1M2, 30 Day Average SOFR + 5.114% (Cap N/A, Floor 0.000%)
10.450%(c)	07/25/25	11	11,889
Series 2015-C04, Class 2M2, 30 Day Average SOFR + 5.664% (Cap N/A, Floor 0.000%)
11.000%(c)	04/25/28	39	39,506
Series 2016-C01, Class 1M2, 30 Day Average SOFR + 6.864% (Cap N/A, Floor 0.000%)
12.200%(c)	08/25/28	16	17,226
Series 2016-C01, Class 2M2, 30 Day Average SOFR + 7.064% (Cap N/A, Floor 0.000%)
12.400%(c)	08/25/28	7	7,530
Series 2016-C02, Class 1M2, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
11.450%(c)	09/25/28	19	19,586
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.335%(c)	11/25/41	148	149,391
Fannie Mae REMIC,
Series 2016-01, Class SJ, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.700%(c)	02/25/46	36	4,252
Series 2017-66, Class BD
3.000%	09/25/47	72	62,681
Series 2020-049, Class KS, IO, 30 Day Average SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.650%(c)	07/25/50	1,529	181,697
Series 2020-062, Class GI, IO
4.000%	06/25/48	1,215	243,898
Series 2022-024, Class AD
4.000%	05/25/49	117	110,013
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 30 Day Average SOFR + 3.414% (Cap N/A, Floor 0.000%)
8.750%(c)	10/25/27	11	11,213
Series 2016-DNA04, Class M3, 30 Day Average SOFR + 3.914% (Cap N/A, Floor 0.000%)
9.250%(c)	03/25/29	155	161,794
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.135%(c)	10/25/50	212	242,584
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.700%(c)	09/25/50	109	121,934
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.985%(c)	01/25/34	133	134,132
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.135%(c)	11/25/41	339	342,925

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2021-HQA04, Class M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
6.285%(c)	12/25/41	316	$315,800
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.335%(c)	01/25/42	546	546,197
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.335%(c)	04/25/42	56	57,239
Series 2022-DNA03, Class M2, 144A, 30 Day Average SOFR + 4.350% (Cap N/A, Floor 0.000%)
9.685%(c)	04/25/42	164	175,101
Series 2022-DNA04, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
7.535%(c)	05/25/42	476	484,114
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
8.285%(c)	06/25/42	489	501,634
Series 2023-DNA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.435%(c)	03/25/43	247	251,890
Series 2023-DNA2, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.435%(c)	04/25/43	239	244,255
Series 2024-DNA02, Class M1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
6.535%(c)	05/25/44	650	650,910
Series 2024-HQA01, Class A1, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
6.585%(c)	03/25/44	661	662,645
Series 2024-HQA01, Class M1, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
6.585%(c)	03/25/44	412	413,272
Series 2024-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.335%(c)	03/25/44	175	175,878
Freddie Mac REMIC,
Series 3933, Class SK, IO, 30 Day Average SOFR x (1) + 5.836% (Cap 5.950%, Floor 0.000%)
0.502%(c)	10/15/41	135	10,010
Series 4059, Class SP, IO, 30 Day Average SOFR x (1) + 6.436% (Cap 6.550%, Floor 0.000%)
1.102%(c)	06/15/42	47	4,776
Series 4314, Class SE, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.602%(c)	03/15/44	47	4,748
Series 4583, Class ST, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.552%(c)	05/15/46	84	7,792
Series 5020, Class IH, IO
3.000%	08/25/50	139	23,591
Series 5256, Class A
4.000%	09/25/52	147	138,962

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Government National Mortgage Assoc.,
Series 2010-09, Class XD, IO, 1 Month SOFR x (1) + 6.486% (Cap 6.600%, Floor 0.000%)
1.157%(c)	01/16/40	48	$5,230
Series 2013-05, Class JE
2.000%	07/20/42	56	49,669
Series 2013-124, Class CS, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.597%(c)	08/20/43	88	8,019
Series 2015-111, Class IW, IO
4.000%	06/20/45	99	9,469
Series 2016-01, Class ST, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
0.747%(c)	01/20/46	36	3,457
Series 2016-027, Class IA, IO
4.000%	06/20/45	69	8,090
Series 2016-088, Class S, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
0.747%(c)	01/20/46	242	25,291
Series 2018-067, Class PS, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
0.747%(c)	05/20/48	32	3,170
Series 2019-006, Class SA, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.597%(c)	01/20/49	36	3,284
Series 2019-078, Class SE, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.647%(c)	06/20/49	45	4,366
Series 2019-151, Class NI, IO
3.500%	10/20/49	127	21,113
Series 2019-153, Class EI, IO
4.000%	12/20/49	85	17,239
Series 2020-061, Class SF, IO, 1 Month SOFR x (1) + 6.326% (Cap 6.440%, Floor 0.000%)
0.987%(c)	07/20/43	110	10,737
Series 2020-061, Class SW, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.597%(c)	08/20/49	132	12,954
Series 2022-022, Class UH
3.000%	12/20/50	119	105,768
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month SOFR + 0.554% (Cap 10.500%, Floor 0.440%)
5.900%(c)	06/25/45	44	39,382
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 30 Day Average SOFR + 4.364% (Cap N/A, Floor 4.250%)
9.700%(c)	11/25/24	13	13,833
JPMorgan Mortgage Trust,
Series 2021-LTV02, Class A1, 144A
2.520%(cc)	05/25/52	201	163,661
Series 2023-10, Class A6, 144A
6.000%(cc)	05/25/54	86	85,054
Series 2023-DSC01, Class A1, 144A
4.625%(cc)	07/25/63	585	557,583

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2024-01, Class A2, 144A
6.000%(cc)	06/25/54	644	$639,690
Series 2024-03, Class A4, 144A
3.000%(cc)	05/25/54	678	590,501
Series 2024-04, Class A5A, 144A
6.000%(cc)	10/25/54	225	228,038
Series 2024-05, Class A6, 144A
6.000%(cc)	11/25/54	300	298,495
Series 2024-VIS01, Class A1, 144A
5.990%(cc)	07/25/64	442	441,443
Series 2024-VIS01, Class A2, 144A
6.192%(cc)	07/25/64	565	564,066
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
3.250%(cc)	07/25/59	21	20,307
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59	37	34,511
OBX Trust,
Series 2022-NQM01, Class A2, 144A
3.001%(cc)	11/25/61	250	184,246
Series 2024-NQM01, Class A1, 144A
5.928%	11/25/63	576	576,437
Series 2024-NQM02, Class A1, 144A
5.878%	12/25/63	1,031	1,028,895
Series 2024-NQM04, Class A1, 144A
6.067%	01/25/64	719	717,466
Series 2024-NQM05, Class A1, 144A
5.988%	12/01/64	382	381,785
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A,
Floor 2.750%)
9.210%(c)	05/30/25	81	80,751
Series 2019-03R, Class A, 144A, 30 Day Average SOFR + 3.814% (Cap N/A, Floor 2.700%)
9.149%(c)	11/27/31	29	29,080
Residential Accredit Loans Trust,
Series 2006-QO10, Class A1, 1 Month SOFR + 0.434% (Cap N/A, Floor 0.320%)
5.780%(c)	01/25/37	52	44,094
Series 2007-QA05, Class 2A1
6.170%(cc)	09/25/37	62	40,960
Series 2007-QH08, Class A
6.020%(cc)	10/25/37	44	36,025
Residential Mortgage Loan Trust,
Series 2019-02, Class B1, 144A
4.713%(cc)	05/25/59	200	191,494
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month SOFR + 0.434% (Cap N/A, Floor 0.320%)
5.780%(c)	10/25/35	34	30,798
Verus Securitization Trust,
Series 2020-02, Class A3, 144A
4.995%(cc)	05/25/60	300	292,626
Series 2022-02, Class A1, 144A
4.260%	02/25/67	529	493,551

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
6.653%(c)	09/25/46		57	$52,088

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $20,671,465)				20,462,652

SOVEREIGN BONDS — 26.7%
Australia — 1.6%
Australia Government Bond,
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	1,537	988,985
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	1,414	741,833
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	3,962	1,462,611
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	2,119	1,306,060
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	410	277,559
New South Wales Treasury Corp.,
Local Gov’t. Gtd. Notes
2.000%	03/08/33	AUD	1,152	608,799
4.250%	02/20/36	AUD	1,534	935,939
4.750%	02/20/35	AUD	3,136	2,020,552
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	434	271,732
Treasury Corp. of Victoria,
Local Gov’t. Gtd. Notes
2.000%	09/17/35	AUD	1,684	809,811
2.250%	09/15/33	AUD	1,764	931,356
2.250%	11/20/34	AUD	807	410,696
Local Gov’t. Gtd. Notes, MTN
2.000%	11/20/37	AUD	1,451	645,164

				11,411,097

Austria — 0.5%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.000%	10/20/28	EUR	820	776,490
0.000%	10/20/40	EUR	170	107,409
0.850%	06/30/2120	EUR	61	27,058
0.900%	02/20/32	EUR	1,848	1,702,851
1.500%	02/20/47	EUR	316	242,008
2.100%	09/20/2117	EUR	59	44,985
2.900%	02/20/33	EUR	135	143,245
3.450%	10/20/30	EUR	613	676,180

				3,720,226

Belgium — 0.6%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, 144A
0.800%	06/22/28	EUR	840	831,912

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Belgium (cont’d.)
Sr. Unsec’d. Notes, Series 076, 144A
1.900%	06/22/38	EUR	947	$853,250
Sr. Unsec’d. Notes, Series 084, 144A
1.450%	06/22/37	EUR	44	37,683
Sr. Unsec’d. Notes, Series 094, 144A
0.350%	06/22/32	EUR	590	514,192
Sr. Unsec’d. Notes, Series 099, 144A
3.450%	06/22/43	EUR	450	479,526
Sr. Unsec’d. Notes, Series 100, 144A
2.850%	10/22/34	EUR	571	596,428
Sr. Unsec’d. Notes, Series 101, 144A,
3.500%	06/22/55	EUR	199	207,127
Sr. Unsec’d. Notes, Series 102, 144A
2.700%	10/22/29	EUR	560	595,009

				4,115,127

Brazil — 0.2%
Brazil Notas do Tesouro Nacional,
Notes, Series NTNF
10.000%	01/01/29	BRL	5,871	974,238
Brazilian Government International Bond,
Sr. Unsec’d. Notes
6.125%	03/15/34		310	297,910

				1,272,148

Bulgaria — 0.0%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	64	71,261

Canada — 2.0%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes, 144A
3.950%	06/15/28	CAD	965	710,378
4.150%	06/15/33	CAD	300	223,635
Canadian Government Bond,
Bonds
1.750%	12/01/53	CAD	160	81,094
2.250%	12/01/29	CAD	910	628,110
2.750%	12/01/48	CAD	1,533	995,461
3.250%	09/01/28	CAD	266	192,189
3.500%	03/01/28	CAD	3,418	2,490,275
4.000%	06/01/41	CAD	1,259	978,984
Canadian Government Real Return Bond,
Bonds, Series CPI
4.000%	12/01/31	CAD	533	450,774
City of Calgary Canada,
Sr. Unsec’d. Notes
4.200%	06/01/34	CAD	142	102,824
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	632	441,575
5.200%	05/15/34	AUD	635	422,307
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	84	63,434
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	80	43,361

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Canada (cont’d.)
Sr. Unsec’d. Notes, MTN
5.250%	05/23/34	AUD	1,140	$760,080
Province of Ontario,
Notes
4.650%	06/02/41	CAD	281	211,416
Sr. Unsec’d. Notes
2.500%	04/27/26		243	232,714
3.750%	12/02/53	CAD	304	201,049
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	1,308	1,482,113
Unsec’d. Notes
2.150%	06/02/31	CAD	579	377,233
2.900%	12/02/46	CAD	1,245	716,446
3.450%	06/02/45	CAD	355	225,824
Province of Quebec,
Sr. Unsec’d. Notes
0.875%	05/04/27	EUR	457	459,006
2.750%	04/12/27		484	458,644
4.400%	12/01/55	CAD	270	199,177
Unsec’d. Notes
2.750%	09/01/27	CAD	350	247,400
3.100%	12/01/51	CAD	374	218,440
3.500%	12/01/45	CAD	87	55,450

				13,669,393

Chile — 0.0%
Chile Government International Bond,
Sr. Unsec’d. Notes
4.950%	01/05/36		200	191,700

China — 0.5%
China Government Bond,
Bonds, Series 1827
3.250%	11/22/28	CNH	8,660	1,255,180
Bonds, Series INBK
2.400%	07/15/28	CNH	14,300	1,992,410

				3,247,590

Colombia — 0.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes
8.000%	11/14/35		400	410,800
Colombian TES,
Bonds, Series B
7.000%	03/26/31	COP	1,549,300	312,316
7.250%	10/18/34	COP	260,200	49,000
7.250%	10/26/50	COP	390,900	60,844
9.250%	05/28/42	COP	505,600	100,776
13.250%	02/09/33	COP	7,776,500	2,127,979

				3,061,715

Croatia — 0.0%
Croatia Government International Bond,
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	150	145,331

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Czech Republic — 0.1%
Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 078
2.500%	08/25/28	CZK	1,980	$79,432
Sr. Unsec’d. Notes, Series 103
2.000%	10/13/33	CZK	790	28,108
Sr. Unsec’d. Notes, Series 138
1.750%	06/23/32	CZK	11,290	405,558
Sr. Unsec’d. Notes, Series 142
1.950%	07/30/37	CZK	480	15,800

				528,898

Denmark — 0.1%
Denmark Government Bond,
Bonds
4.500%	11/15/39	DKK	1,771	310,626

Dominican Republic — 0.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
5.950%	01/25/27		444	441,336

Ecuador — 0.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.606%(s)	07/31/30		4	1,930

Finland — 0.1%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
1.500%	09/15/32	EUR	220	210,414
Sr. Unsec’d. Notes, Series 10Y, 144A
3.000%	09/15/34	EUR	301	319,802
Sr. Unsec’d. Notes, Series 31Y, 144A
2.950%	04/15/55	EUR	32	32,070

				562,286

France — 1.9%
Caisse Francaise de Financement Local,
Covered Bonds, EMTN
0.500%	02/19/27	EUR	100	99,683
0.750%	01/11/27	EUR	600	603,404
French Republic Government Bond OAT,
Bonds, 144A
0.750%	02/25/28	EUR	3,614	3,572,626
1.750%	05/25/66	EUR	311	203,702
2.750%	02/25/29	EUR	1,776	1,878,662
3.000%	05/25/33	EUR	573	604,146
3.000%	06/25/49	EUR	738	707,995
3.250%	05/25/45	EUR	663	672,544
3.250%	05/25/55	EUR	373	362,957
3.500%	11/25/33	EUR	2,892	3,161,013
Bonds, 144A, Series OAT
2.500%	09/24/27	EUR	1,489	1,568,049

				13,434,781

Germany — 0.5%
Bundesrepublik Deutschland Bundesanleihe,
Bonds
1.000%	05/15/38	EUR	834	722,822

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Germany (cont’d.)
2.500%	08/15/54	EUR	300	$308,645
3.250%	07/04/42	EUR	2,082	2,398,924
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	248	189,736

				3,620,127

Greece — 0.2%
Hellenic Republic Government Bond,
Sr. Unsec’d. Notes, 144A
3.375%	06/15/34	EUR	147	152,618
4.125%	06/15/54	EUR	1,133	1,165,406

				1,318,024

Hungary — 0.3%
Hungary Government Bond,
Bonds, Series 25/B
5.500%	06/24/25	HUF	20,120	54,021
Bonds, Series 26/H
9.500%	10/21/26	HUF	14,210	40,785
Bonds, Series 29/A
2.000%	05/23/29	HUF	35,440	77,768
Bonds, Series 32/A
4.750%	11/24/32	HUF	110,550	260,848
Bonds, Series 33/A
2.250%	04/20/33	HUF	56,850	108,675
Bonds, Series 38/A
3.000%	10/27/38	HUF	26,080	46,345
Hungary Government International Bond,
Sr. Unsec’d. Notes
5.500%	06/16/34		200	194,188
6.125%	05/22/28		850	865,938
6.250%	09/22/32		200	205,800
Sr. Unsec’d. Notes, 144A
6.125%	05/22/28		235	239,406

				2,093,774

Indonesia — 0.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	236	251,007
4.150%	09/20/27		200	193,938
Indonesia Treasury Bond,
Bonds, Series 059
7.000%	05/15/27	IDR	3,381,000	208,246
Bonds, Series 087
6.500%	02/15/31	IDR	524,000	30,959
Bonds, Series 089
6.875%	08/15/51	IDR	1,012,000	60,009
Bonds, Series 095
6.375%	08/15/28	IDR	3,165,000	190,713
Bonds, Series 096
7.000%	02/15/33	IDR	1,492,000	91,081
Bonds, Series 101
6.875%	04/15/29	IDR	61,885,000	3,764,908

				4,790,861

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Ireland — 0.1%
Ireland Government Bond,
Unsec’d. Notes
0.200%	10/18/30	EUR	473	$431,400
0.350%	10/18/32	EUR	50	43,828
1.500%	05/15/50	EUR	48	35,939

				511,167

Israel — 0.0%
Israel Government Bond,
Bonds, Series 0142
5.500%	01/31/42	ILS	200	54,246
Bonds, Series 0825
1.750%	08/31/25	ILS	317	81,556

				135,802

Italy — 1.6%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes
4.100%	02/01/29	EUR	3,179	3,489,451
Sr. Unsec’d. Notes, 144A
3.500%	02/15/31	EUR	2,027	2,142,114
Sr. Unsec’d. Notes, Series 03Y
3.850%	09/15/26	EUR	1,361	1,471,058
Sr. Unsec’d. Notes, Series 05Y
0.000%	04/01/26	EUR	330	333,096
Sr. Unsec’d. Notes, Series 10Y
4.200%	03/01/34	EUR	985	1,071,798
Sr. Unsec’d. Notes, Series 13Y, 144A
4.050%	10/30/37	EUR	1,429	1,503,600
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	958	918,305
Sr. Unsec’d. Notes, Series 30Y, 144A
2.150%	09/01/52	EUR	500	340,873
Sr. Unsec’d. Notes, Series 50Y, 144A
2.800%	03/01/67	EUR	24	18,029

				11,288,324

Japan — 4.5%
Japan Finance Organization for Municipalities,
Sr. Unsec’d. Notes, GMTN
0.010%	02/02/28	EUR	600	572,314
0.050%	02/12/27	EUR	460	452,028
2.375%	09/08/27	EUR	265	275,705
Japan Government Five Year Bond,
Bonds, Series 161
0.300%	06/20/28	JPY	468,100	2,888,163
Japan Government Forty Year Bond,
Bonds, Series 04
2.200%	03/20/51	JPY	217,800	1,381,891
Bonds, Series 15
1.000%	03/20/62	JPY	309,050	1,295,645
Bonds, Series 16
1.300%	03/20/63	JPY	176,850	813,867
Japan Government Ten Year Bond,
Bonds, Series 359
0.100%	06/20/30	JPY	144,000	866,344

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Japan (cont’d.)
Bonds, Series 364
0.100%	09/20/31	JPY	784,850	$4,647,281
Bonds, Series 365
0.100%	12/20/31	JPY	127,250	750,934
Japan Government Thirty Year Bond,
Bonds, Series 32
2.300%	03/20/40	JPY	504,150	3,444,512
Bonds, Series 65
0.400%	12/20/49	JPY	842,600	3,519,379
Bonds, Series 68
0.600%	09/20/50	JPY	91,650	399,092
Bonds, Series 76
1.400%	09/20/52	JPY	124,300	652,467
Bonds, Series 81
1.600%	12/20/53	JPY	96,300	526,825
Bonds, Series 82
1.800%	03/20/54	JPY	435,200	2,492,823
Japan Government Twenty Year Bond,
Bonds, Series 171
0.300%	12/20/39	JPY	29,550	151,811
Bonds, Series 181
0.900%	06/20/42	JPY	44,100	239,010
Bonds, Series 182
1.100%	09/20/42	JPY	575,000	3,213,407
Bonds, Series 183
1.400%	12/20/42	JPY	496,050	2,906,648

				31,490,146

Malaysia — 0.1%
Malaysia Government Bond,
Bonds, Series 0123
4.457%	03/31/53	MYR	333	73,271
Bonds, Series 0223
3.519%	04/20/28	MYR	580	122,461
Bonds, Series 0307
3.502%	05/31/27	MYR	2,071	438,648

				634,380

Mexico — 0.6%
Mexican Bonos,
Bonds, Series M
5.500%	03/04/27	MXN	6,981	339,281
7.000%	09/03/26	MXN	5,869	298,963
7.500%	05/26/33	MXN	3,573	167,844
8.000%	07/31/53	MXN	1,016	45,002
8.500%	03/01/29	MXN	8,283	426,020
Bonds, Series M20
7.500%	06/03/27	MXN	8,618	438,628
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	8,213	386,210
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/16/30		200	175,750
3.750%	04/19/71		1,370	822,685
6.000%	05/07/36		630	613,620
6.350%	02/09/35		200	201,100

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Mexico (cont’d.)
6.400%	05/07/54		200	$190,250

				4,105,353

Netherlands — 0.3%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/38	EUR	1,304	940,814
0.000%	01/15/52	EUR	337	167,457
2.500%	01/15/30	EUR	165	174,808
2.500%	07/15/33	EUR	200	209,485
3.750%	01/15/42	EUR	220	260,995

				1,753,559

New Zealand — 0.4%
New Zealand Government Bond,
Unsec’d. Notes, Series 0534
4.250%	05/15/34	NZD	258	151,787
Unsec’d. Notes, Series 0551
2.750%	05/15/51	NZD	853	348,291
Unsec’d. Notes, Series 0554
5.000%	05/15/54	NZD	3,870	2,353,808

				2,853,886

Norway — 0.0%
Norway Government Bond,
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	1,365	108,509
Sr. Unsec’d. Notes, Series 488, 144A
3.625%	05/31/39	NOK	580	54,268

				162,777

Panama — 0.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.160%	01/23/30		200	168,700
6.875%	01/31/36		428	418,771

				587,471

Peru — 0.1%
Peru Government Bond,
Bonds
5.940%	02/12/29	PEN	200	52,180
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	1,215	278,157
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31		150	128,475

				458,812

Poland — 0.4%
Republic of Poland Government Bond,
Bonds, Series 0428
2.750%	04/25/28	PLN	438	99,239
Bonds, Series 0432
1.750%	04/25/32	PLN	1,759	332,497
Bonds, Series 1033
6.000%	10/25/33	PLN	271	68,960

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Poland (cont’d.)
Bonds, Series 1034
5.000%	10/25/34	PLN	8,709	$2,042,396
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes
5.125%	09/18/34		95	93,470
5.500%	03/18/54		156	151,332

				2,787,894

Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
1.950%	06/15/29	EUR	364	374,286
2.875%	10/20/34	EUR	285	295,393

				669,679

Romania — 0.3%
Romania Government Bond,
Bonds
4.750%	10/11/34	RON	815	148,283
Bonds, Series 10Y
6.700%	02/25/32	RON	175	37,341
7.200%	10/30/33	RON	615	134,659
Romanian Government International Bond,
Bonds, 144A
3.624%	05/26/30	EUR	45	44,247
Sr. Unsec’d. Notes
3.000%	02/14/31		68	56,440
Sr. Unsec’d. Notes, 144A
3.000%	02/27/27		20	18,600
4.000%	02/14/51		132	91,163
5.875%	01/30/29		306	303,992
6.625%	02/17/28		50	51,032
7.625%	01/17/53		36	38,948
Sr. Unsec’d. Notes, 144A, MTN
5.375%	03/22/31	EUR	203	214,957
6.625%	09/27/29	EUR	320	367,036
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	14	13,920
3.375%	01/28/50	EUR	47	33,425
6.625%	09/27/29	EUR	120	137,638
Sr. Unsec’d. Notes, MTN
5.500%	09/18/28	EUR	200	219,813

				1,911,494

Saudi Arabia — 0.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, EMTN
5.000%	01/16/34		250	245,625
5.000%	01/18/53		200	176,000
Sr. Unsec’d. Notes, MTN
4.500%	04/22/60		280	226,975

				648,600

Singapore — 0.1%
Singapore Government Bond,
Bonds
3.375%	09/01/33	SGD	220	164,520

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Singapore (cont’d.)
3.375%	05/01/34	SGD	417	$311,990
3.500%	03/01/27	SGD	513	380,172
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	252	144,810

				1,001,492

Slovenia — 0.0%
Slovenia Government Bond,
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	48	47,356

South Africa — 0.0%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.850%	09/30/29		233	212,904

South Korea — 0.8%
Korea Housing Finance Corp.,
Covered Bonds
3.714%	04/11/27	EUR	200	216,016
Covered Bonds, 144A
3.714%	04/11/27	EUR	179	192,862
Korea Treasury Bond,
Bonds, Series 2612
1.500%	12/10/26	KRW	135,280	94,238
Bonds, Series 2806
2.625%	06/10/28	KRW	321,060	227,908
Bonds, Series 2912
1.375%	12/10/29	KRW	985,120	648,762
Bonds, Series 3312
4.125%	12/10/33	KRW	3,767,220	2,922,260
Bonds, Series 4412
2.750%	12/10/44	KRW	447,020	300,509
Bonds, Series 5203
2.500%	03/10/52	KRW	1,024,260	645,885
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	631,710	422,532

				5,670,972

Spain — 2.2%
Spain Government Bond,
Sr. Unsec’d. Notes
2.800%	05/31/26	EUR	1,092	1,161,663
3.500%	05/31/29	EUR	1,302	1,422,350
Sr. Unsec’d. Notes, 144A
0.100%	04/30/31	EUR	1,184	1,035,699
1.500%	04/30/27	EUR	2,199	2,257,057
1.900%	10/31/52	EUR	325	228,372
2.900%	10/31/46	EUR	560	514,423
3.250%	04/30/34	EUR	852	902,689
3.450%	10/31/34	EUR	4,919	5,280,965
3.450%	07/30/43	EUR	469	475,007
3.450%	07/30/66	EUR	92	87,350
3.900%	07/30/39	EUR	1,891	2,066,914
4.200%	01/31/37	EUR	1	1,142

				15,433,631

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Supranational Bank — 0.4%
European Financial Stability Facility,
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	205	$210,772
0.400%	01/26/26	EUR	190	195,034
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	503	413,924
European Stability Mechanism,
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	130	136,968
0.000%	12/15/26	EUR	665	661,520
European Union,
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	340	312,419
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	1,255	716,586

				2,647,223

Sweden — 0.2%
Sweden Government Bond,
Bonds, Series 1065
1.750%	11/11/33	SEK	4,150	377,182
Sweden Inflation Linked Bond,
Bonds, Series 3104
3.500%	12/01/28	SEK	1,667	174,080
Bonds, Series 3112
0.125%	06/01/26	SEK	4,384	402,641
Bonds, Series 3113
0.125%	12/01/27	SEK	4,722	430,044

				1,383,947

Switzerland — 0.3%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	212	270,873
3.250%	06/27/27	CHF	467	558,167
3.500%	04/08/33	CHF	404	561,537
4.000%	04/08/28	CHF	673	840,701

				2,231,278

Thailand — 0.1%
Thailand Government Bond,
Bonds
2.750%	06/17/52	THB	1,469	34,978
2.875%	12/17/28	THB	850	23,519
Sr. Unsec’d. Notes
2.650%	06/17/28	THB	1,160	31,797
2.800%	06/17/34	THB	3,053	83,676
3.350%	06/17/33	THB	590	16,910
4.000%	06/17/55	THB	4,339	128,476

				319,356

United Kingdom — 4.1%
United Kingdom Gilt,
Bonds
0.500%	01/31/29	GBP	498	537,278
0.875%	07/31/33	GBP	8,306	7,923,274
0.875%	01/31/46	GBP	1,351	841,677

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
United Kingdom (cont’d.)
1.500%	07/31/53	GBP	507	$323,329
1.750%	09/07/37	GBP	490	459,441
1.750%	07/22/57	GBP	305	202,198
3.500%	07/22/68	GBP	421	430,251
3.750%	01/29/38	GBP	1,298	1,532,992
3.750%	10/22/53	GBP	1,159	1,254,080
4.125%	01/29/27	GBP	486	610,353
4.250%	12/07/46	GBP	840	1,002,784
4.375%	07/31/54	GBP	1,015	1,224,038
4.500%	06/07/28	GBP	1,021	1,305,218
4.500%	12/07/42	GBP	798	999,349
4.625%	01/31/34	GBP	6,206	8,117,320
United Kingdom Inflation-Linked Gilt,
Bonds, Series 3MO
0.750%	11/22/33	GBP	1,127	1,443,856

				28,207,438

TOTAL SOVEREIGN BONDS (cost $196,121,991)				185,163,172

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.4%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		90	67,441
2.000%	12/01/35		246	216,686
2.000%	06/01/36		29	26,041
2.000%	08/01/37		85	74,760
2.000%	07/01/38		55	48,317
2.000%	06/01/41		286	238,830
2.000%	01/01/51		940	741,751
2.000%	03/01/51		16	12,594
2.000%	08/01/51		190	150,707
2.500%	06/01/30		18	16,834
2.500%	07/01/30		8	7,210
2.500%	11/01/35		24	21,959
2.500%	07/01/50		39	32,317
2.500%	11/01/50		72	59,287
2.500%	02/01/51		22	18,213
2.500%	03/01/51		55	45,364
2.500%	07/01/51		16	13,575
2.500%	07/01/51		965	791,982
2.500%	09/01/51		932	768,991
3.000%	06/01/30		5	4,752
3.000%	07/01/30		27	26,112
3.000%	07/01/30		30	28,733
3.000%	07/01/35		33	30,622
3.000%	09/01/35		20	18,550
3.000%	01/01/37		13	12,336
3.000%	02/01/37		21	19,438
3.000%	05/01/45		25	22,171
3.000%	08/01/46		64	55,745
3.000%	09/01/46		108	94,038
3.000%	02/01/47		43	37,697
3.000%	12/01/50		557	483,109
3.500%	05/01/30		31	29,575
3.500%	06/01/30		4	4,002
3.500%	10/01/30		4	4,253
3.500%	07/01/35		41	38,665
3.500%	08/01/42		27	24,620

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	01/01/44	28		$25,210
3.500%	07/01/45	29		26,038
3.500%	09/01/47	95		85,796
3.500%	11/01/47	55		49,479
3.500%	03/01/48	143		129,712
3.500%	07/01/49	46		41,072
4.000%	01/01/33	39		38,264
4.000%	06/01/40	5		5,076
4.000%	02/01/41	8		7,784
4.000%	02/01/41	12		11,268
4.000%	11/01/41	3		2,833
4.000%	06/01/42	12		11,520
4.000%	09/01/44	24		22,677
4.000%	04/01/45	6		5,971
4.000%	05/01/45	18		16,464
4.000%	02/01/46	71		66,074
4.000%	05/01/46	21		20,070
4.000%	01/01/47	29		27,024
4.000%	09/01/48	31		28,534
4.000%	05/01/52	629		578,598
4.500%	12/01/34	7		6,356
4.500%	09/01/40	41		40,271
4.500%	03/01/41	34		32,906
4.500%	07/01/41	9		8,873
4.500%	03/01/44	12		11,268
4.500%	07/01/45	26		25,633
4.500%	12/01/45	24		22,844
4.500%	08/01/48	4		4,266
4.500%	11/01/48	39		37,169
4.500%	05/01/49	42		40,158
4.500%	02/01/50	4		4,242
4.500%	09/01/50	162		154,281
4.500%	05/01/53	937		894,607
5.000%	02/01/42	32		31,520
5.000%	07/01/48	—	(r)	30
5.000%	03/01/50	1		1,389
5.000%	08/01/52	90		87,105
5.000%	01/01/53	74		71,819
5.000%	04/01/53	44		42,939
5.500%	08/01/40	6		6,393
5.500%	02/01/54	521		513,511
6.000%	11/01/37	4		3,874
6.000%	12/01/52	43		43,029
6.000%	03/01/53	22		22,124
6.000%	06/01/54	139		139,247
6.500%	11/01/53	44		44,756
Federal National Mortgage Assoc.
1.500%	TBA	55		41,005
1.500%	02/01/51	22		16,556
2.000%	TBA(tt)	7,087		5,541,412
2.000%	04/01/30	6		5,669
2.000%	07/01/30	11		10,121
2.000%	08/01/30	20		18,338
2.000%	04/01/31	9		8,113
2.000%	05/01/36	64		57,043
2.000%	08/01/36	15		13,584
2.000%	09/01/36	49		43,230
2.000%	12/01/36	34		29,779

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	03/01/37	70	$61,500
2.000%	06/01/37	205	180,091
2.000%	08/01/37	135	118,752
2.000%	12/01/40	66	55,626
2.000%	11/01/41	87	73,196
2.000%	07/01/50	51	40,657
2.000%	12/01/50	216	170,366
2.000%	02/01/51	177	139,211
2.000%	03/01/51	53	41,912
2.000%	03/01/51	55	43,399
2.000%	05/01/51	961	762,640
2.000%	07/01/51	161	126,544
2.000%	07/01/51	325	257,411
2.000%	07/01/51	934	735,567
2.000%	10/01/51	488	385,905
2.500%	TBA	5,000	4,082,227
2.500%	05/01/30	6	5,753
2.500%	05/01/30	12	11,651
2.500%	06/01/30	5	4,516
2.500%	07/01/30	11	9,946
2.500%	07/01/30	12	10,950
2.500%	07/01/30	13	11,982
2.500%	04/01/37	121	109,014
2.500%	06/01/40	77	67,515
2.500%	04/01/43	19	16,198
2.500%	09/01/43	42	35,854
2.500%	04/01/45	9	7,751
2.500%	09/01/46	9	7,356
2.500%	07/01/50	7	5,742
2.500%	09/01/50	64	52,931
2.500%	09/01/50	937	772,267
2.500%	11/01/50	140	116,840
2.500%	11/01/50	942	783,266
2.500%	03/01/51	72	60,163
2.500%	04/01/51	162	133,136
2.500%	05/01/51	165	135,686
2.500%	05/01/51	489	406,840
2.500%	07/01/51	53	44,126
2.500%	09/01/51	90	74,939
2.500%	09/01/51	274	227,151
2.500%	10/01/51	356	296,379
2.500%	11/01/51	78	64,210
2.500%	11/01/51	164	136,472
2.500%	11/01/51	204	168,906
2.500%	11/01/51	211	175,361
2.500%	03/01/52	47	38,719
2.500%	04/01/52	151	123,771
3.000%	TBA	40	34,022
3.000%	06/01/30	16	15,273
3.000%	07/01/30	6	5,345
3.000%	07/01/30	11	10,886
3.000%	07/01/30	23	21,821
3.000%	09/01/30	11	10,670
3.000%	11/01/30	5	5,149
3.000%	06/01/32	30	28,043
3.000%	03/01/35	6	5,678
3.000%	09/01/35	10	8,984
3.000%	03/01/36	44	40,475

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	02/01/37	11	$9,909
3.000%	06/01/37	218	203,172
3.000%	05/01/45	88	77,516
3.000%	06/01/45	59	51,435
3.000%	07/01/45	18	16,113
3.000%	08/01/45	60	52,878
3.000%	01/01/46	10	8,935
3.000%	04/01/46	91	80,071
3.000%	10/01/46	22	19,000
3.000%	10/01/46	31	26,912
3.000%	11/01/46	82	71,753
3.000%	12/01/46	34	29,960
3.000%	12/01/46	142	124,106
3.000%	08/01/50	25	21,061
3.000%	08/01/50	55	47,753
3.000%	10/01/50	43	36,951
3.000%	12/01/50	59	50,495
3.000%	02/01/51	160	137,048
3.000%	04/01/51	289	247,988
3.000%	05/01/51	147	126,790
3.000%	08/01/51	38	32,727
3.000%	08/01/51	62	53,016
3.500%	TBA(tt)	3,009	2,662,841
3.500%	09/01/29	19	18,060
3.500%	12/01/29	8	7,601
3.500%	04/01/30	28	27,543
3.500%	05/01/30	6	6,221
3.500%	10/01/30	10	9,944
3.500%	01/01/35	7	6,572
3.500%	08/01/35	14	13,368
3.500%	02/01/37	9	8,770
3.500%	06/01/43	61	55,456
3.500%	09/01/47	64	58,320
3.500%	09/01/47	92	82,525
3.500%	01/01/48	201	182,174
3.500%	02/01/48	145	132,197
3.500%	11/01/48	70	63,244
3.500%	01/01/50	123	109,850
3.500%	02/01/52	86	76,796
3.500%	09/01/57	150	132,573
3.500%	05/01/58	58	50,862
4.000%	TBA	1,250	1,143,701
4.000%	04/01/26	5	4,633
4.000%	05/01/27	3	3,258
4.000%	05/01/32	7	6,555
4.000%	04/01/35	10	9,903
4.000%	03/01/41	23	21,361
4.000%	11/01/42	32	30,390
4.000%	06/01/44	13	11,856
4.000%	03/01/45	8	7,477
4.000%	01/01/46	26	24,514
4.000%	03/01/46	53	49,836
4.000%	06/01/46	35	32,661
4.000%	04/01/47	25	23,626
4.000%	06/01/48	143	132,565
4.000%	02/01/49	32	29,868
4.000%	04/01/52	81	74,410
4.000%	06/01/53	615	564,210

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.260%	03/01/29	165	$161,061
4.480%	02/01/29	142	139,688
4.500%	TBA	125	122,266
4.500%	TBA	474	446,838
4.500%	04/01/25	1	1,238
4.500%	01/01/34	6	5,490
4.500%	11/01/39	32	30,660
4.500%	03/01/40	6	6,165
4.500%	08/01/40	12	11,793
4.500%	02/01/41	11	10,501
4.500%	06/01/41	32	31,175
4.500%	09/01/41	6	5,376
4.500%	01/01/42	17	16,579
4.500%	01/01/42	24	23,198
4.500%	01/01/43	16	15,655
4.500%	03/01/44	7	6,994
4.500%	06/01/44	6	5,717
4.500%	06/01/45	23	22,355
4.500%	07/01/47	5	4,415
4.500%	09/01/48	29	27,792
4.500%	09/01/48	130	124,461
4.500%	01/01/49	28	26,516
4.500%	02/01/49	28	26,379
4.500%	03/01/49	28	26,858
4.500%	06/01/49	268	255,331
4.500%	07/01/49	33	31,059
4.500%	11/01/49	5	5,078
4.500%	01/01/51	70	67,039
4.570%	01/01/29	150	147,929
4.910%	01/01/29	150	149,965
4.920%	12/01/28	150	150,188
5.000%	05/01/38	17	16,424
5.000%	08/01/44	23	22,904
5.000%	08/01/52	276	267,540
5.280%	01/01/29	150	151,906
5.500%	TBA(tt)	10,271	10,129,842
5.500%	07/01/38	9	9,401
5.500%	05/01/39	11	11,487
5.500%	05/01/40	6	6,094
5.500%	10/01/52	63	62,014
5.500%	11/01/52	179	176,828
5.500%	11/01/52	887	884,920
5.500%	09/01/53	496	490,061
5.500%	10/01/53	753	743,330
5.500%	02/01/54	2,380	2,347,669
5.500%	03/01/54	338	333,323
6.000%	TBA(tt)	8,554	8,577,277
6.000%	02/01/36	7	6,904
6.000%	11/01/38	6	6,256
6.000%	09/01/39	15	15,378
6.000%	06/01/40	8	8,638
6.000%	05/01/41	35	35,798
6.000%	12/01/52	859	873,275
6.000%	05/01/53	45	45,513
6.000%	11/01/53	40	40,169
6.000%	02/01/54	665	666,717
6.500%	TBA(tt)	320	325,341
6.500%	11/01/53	74	75,834

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
7.000%	TBA	645	$663,367
Government National Mortgage Assoc.
2.000%	TBA	285	230,605
2.000%	11/20/50	120	96,784
2.000%	12/20/50	215	174,183
2.000%	01/20/51	362	293,425
2.000%	07/20/51	200	161,881
2.000%	08/20/51	62	50,133
2.000%	09/20/51	103	83,597
2.500%	TBA(tt)	4,586	3,854,195
2.500%	01/20/47	14	11,900
2.500%	11/20/49	54	45,872
2.500%	03/20/51	48	40,021
2.500%	08/20/51	495	416,020
2.500%	12/20/51	159	133,804
3.000%	TBA(tt)	3,190	2,779,150
3.000%	11/20/43	60	53,612
3.000%	01/15/45	8	6,857
3.000%	01/15/45	38	33,325
3.000%	07/15/45	9	7,856
3.000%	01/20/47	78	68,941
3.000%	06/20/47	118	104,017
3.000%	08/20/47	49	42,811
3.000%	10/20/49	612	536,010
3.000%	03/20/50	392	342,946
3.000%	04/20/51	187	163,703
3.000%	07/20/51	389	339,145
3.000%	08/20/51	185	161,251
3.000%	12/20/51	20	17,384
3.500%	TBA(tt)	416	373,231
3.500%	07/15/42	27	24,617
3.500%	04/15/45	8	7,545
3.500%	09/20/45	59	53,986
3.500%	07/20/47	132	119,947
3.500%	08/20/47	61	55,849
3.500%	06/20/49	123	111,834
3.500%	03/20/50	73	66,555
3.500%	03/20/52	313	280,927
4.000%	TBA(tt)	1,182	1,092,433
4.000%	01/15/41	30	28,455
4.000%	03/15/44	17	15,792
4.000%	05/15/45	28	26,612
4.000%	05/20/45	15	13,935
4.000%	07/20/45	111	104,768
4.000%	10/20/45	12	10,988
4.000%	01/20/46	24	22,532
4.000%	02/20/46	8	7,699
4.000%	03/20/46	37	35,206
4.000%	07/20/47	39	36,730
4.500%	TBA(tt)	3,575	3,398,803
4.500%	04/15/40	32	30,597
4.500%	10/15/41	10	9,445
4.500%	07/20/44	16	15,563
4.500%	04/20/45	40	39,289
4.500%	11/20/47	16	15,439
4.500%	12/20/48	479	460,918
4.500%	02/20/49	34	33,168
4.500%	10/20/49	45	43,628

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	12/20/49	29	$27,959
4.500%	04/20/50	20	19,318
4.500%	03/20/52	39	37,584
4.500%	09/20/52	22	21,415
4.500%	10/20/52	1,020	972,754
4.500%	05/20/53	141	134,583
5.000%	TBA(tt)	4,381	4,265,766
5.000%	06/15/38	5	4,676
5.000%	01/15/39	36	36,294
5.000%	12/15/39	7	7,225
5.000%	10/20/42	7	6,767
5.000%	03/15/44	29	29,457
5.000%	09/20/48	23	22,894
5.000%	10/20/48	56	55,256
5.000%	11/20/48	50	49,621
5.000%	12/20/48	5	5,300
5.000%	01/20/49	143	140,988
5.000%	03/20/49	80	78,427
5.000%	06/20/49	21	20,286
5.000%	01/20/50	27	26,892
5.000%	03/20/50	11	11,089
5.000%	11/20/52	1,009	984,103
5.500%	TBA(tt)	7,406	7,347,889
5.500%	03/15/37	10	10,465
6.000%	TBA(tt)	9,468	9,506,914
6.500%	TBA	5,000	5,071,243

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $109,892,968)			107,321,325

U.S. TREASURY OBLIGATIONS — 9.1%
U.S. Treasury Bonds
1.125%	08/15/40	7,177	4,370,120
1.250%	05/15/50	3,355	1,662,822
1.750%	08/15/41(k)	7,647	5,050,605
1.875%	02/15/51	749	437,054
2.000%	08/15/51(k)	6,333	3,804,688
2.375%	02/15/42	1,648	1,199,144
3.000%	11/15/45	547	423,575
3.125%	11/15/41	945	778,296
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/27	4,625	4,351,733
1.375%	07/15/33	2,316	2,188,096
1.500%	02/15/53	1,297	1,090,398
1.750%	01/15/34	1,573	1,526,928
U.S. Treasury Notes
0.250%	09/30/25	6,000	5,656,875
0.625%	07/31/26	3,429	3,154,872
1.375%	10/31/28	3,477	3,065,655
1.500%	11/30/28(h)	6,499	5,751,946
3.625%	03/31/28	5,468	5,314,212
3.875%	08/15/33	1,301	1,251,806
4.000%	01/31/29	4,776	4,703,635
4.375%	05/15/34	527	527,165
4.500%	05/31/29	444	447,052
4.875%	04/30/26	2,930	2,934,578
4.875%	10/31/28	3,128	3,186,894

TOTAL U.S. TREASURY OBLIGATIONS (cost $64,197,502)			62,878,149

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCK — 0.0%
Bermuda
Mt. Logan Re, Ltd., Special Investment Series 4*	474	$161,134
(cost $0)

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.0%
iShares Core U.S. Aggregate Bond ETF	105,406	10,231,760
Vanguard Total International Bond ETF .	211,113	10,274,870

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $21,686,777)		20,506,630

TOTAL LONG-TERM INVESTMENTS (cost $723,678,262)		703,644,844

SHORT-TERM INVESTMENTS — 8.8%
AFFILIATED MUTUAL FUNDS — 2.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	2,380,412	2,380,412
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $15,148,310; includes $15,065,250 of cash collateral for securities on loan)(b)(wb)	15,157,404	15,148,310

TOTAL AFFILIATED MUTUAL FUNDS (cost $17,528,722)		17,528,722

Interest Rate	Maturity Date	Principal Amount (000)#
COMMERCIAL PAPER(n) — 1.0%
Bayer Corp.
5.551%	07/15/24		1,400	1,396,302
Bell Canada
5.448%	07/05/24		1,110	1,108,828
Canadian National Railway Co.
5.488%	07/02/24		1,108	1,107,336
FMS Wertmanagement
5.355%	07/29/24		2,500	2,488,568
HSBC USA, Inc.
5.551%	07/03/24		1,110	1,109,174

TOTAL COMMERCIAL PAPER (cost $7,213,534)				7,210,208

FOREIGN TREASURY OBLIGATIONS(n) — 1.6%
Canada — 0.2%
Alberta Treasury Bills
4.989%	07/23/24	CAD	1,688	1,229,925

Japan — 1.4%
Japan Treasury Discount Bills
Series 1221
(0.066)%	07/01/24	JPY	189,700	1,179,066
Series 1232
0.035%	08/19/24	JPY	334,250	2,077,428

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN TREASURY OBLIGATIONS(n) (continued)
Japan (cont’d.)
Series 1236
0.016%	09/09/24	JPY	1,013,100	$6,296,509

				9,553,003

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $11,086,189)				10,782,928

U.S. TREASURY OBLIGATIONS(n) — 2.9%
U.S. Treasury Bills
5.236%	07/25/24		125	124,564
5.270%	08/22/24		13,571	13,468,545
5.288%	11/07/24		2,402	2,357,703
5.296%	12/12/24		1,540	1,504,068
5.308%	07/11/24		2,477	2,473,385

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,928,096)				19,928,265

	Shares
UNAFFILIATED FUNDS — 0.8%
Dreyfus Government Cash Management (7-day effective yield 5.191%) (Institutional Shares)	2,939,739	2,939,739
Morgan Stanley Institutional Liquidity Funds—Government Portfolio (7-day effective yield 5.218%) (Institutional Shares)	2,568,246	2,568,246

TOTAL UNAFFILIATED FUNDS (cost $5,507,985)		5,507,985

OPTIONS PURCHASED*~ — 0.0%
(cost $108,226)		121,092

TOTAL SHORT-TERM INVESTMENTS
(cost $61,372,752)		61,079,200

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—110.1%
(cost $785,051,014)		764,724,044

OPTIONS WRITTEN*~ — (0.1)%
(premiums received $497,875)		(420,151)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—110.0%
(cost $784,553,139)		764,303,893
Liabilities in excess of other assets(z) — (10.0)%		(69,698,222)

NET ASSETS — 100.0%		$694,605,671

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,756,969; cash collateral of $15,065,250 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date. (r) Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $58,731,380 is 8.5% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	07/18/24	$(600)	$(527,156)
Federal National Mortgage Assoc.	2.500%	TBA	07/18/24	(65)	(58,683)
Federal National Mortgage Assoc.	3.000%	TBA	07/18/24	(260)	(240,503)
Federal National Mortgage Assoc.	3.500%	TBA	07/18/24	(75)	(70,908)
Federal National Mortgage Assoc.	4.000%	TBA	07/18/24	(35)	(33,650)
Federal National Mortgage Assoc.	4.500%	TBA	07/15/24	(1,000)	(942,695)
Federal National Mortgage Assoc.	4.500%	TBA	07/15/24	(30)	(24,493)
Federal National Mortgage Assoc.	5.000%	TBA	07/15/24	(695)	(671,652)
Federal National Mortgage Assoc.	5.500%	TBA(tt)	07/15/24	(3,468)	(3,420,180)
Federal National Mortgage Assoc.	6.500%	TBA(tt)	07/15/24	(15)	(15,266)
Government National Mortgage Assoc.	3.000%	TBA(tt)	07/22/24	(155)	(135,032)
Government National Mortgage Assoc.	3.000%	TBA	08/20/24	(355)	(309,432)
Government National Mortgage Assoc.	4.500%	TBA(tt)	07/22/24	(1,075)	(1,021,915)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $7,471,113)					$(7,471,565)

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 05/13/26	Call	CITI	05/09/25	2.50%	2.50%(A)	3 Month EURIBOR(Q)/ 3.711%	EUR 19,450	$32,539
1-Year Interest Rate Swap, 06/02/26	Call	BOA	05/29/25	2.50%	2.50%(A)	3 Month EURIBOR(Q)/ 3.711%	EUR 19,040	35,421
1-Year Interest Rate Swap, 12/02/26	Call	BOA	11/28/25	2.38%	2.38%(A)	3 Month EURIBOR(Q)/ 3.711%	EUR 19,300	53,132

Total Options Purchased (cost $ 108,226)								$121,092

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 05/13/35	Call	CITI	05/09/25	2.36%	6 Month EURIBOR(S)/ 3.682%	2.36%(A)	EUR 2,160	$(28,670)
10-Year Interest Rate Swap, 06/02/35	Call	BOA	05/29/25	2.33%	6 Month EURIBOR(S)/ 3.682%	2.33%(A)	EUR 2,120	(28,636)
10-Year Interest Rate Swap, 07/05/34	Call	UAG	07/03/24	2.76%	6 Month EURIBOR(S)/ 3.682%	2.76%(A)	EUR 2,740	(2,298)
10-Year Interest Rate Swap, 07/12/34	Call	CITI	07/10/24	2.80%	6 Month EURIBOR(S)/ 3.682%	2.80%(A)	EUR 2,730	(8,497)
10-Year Interest Rate Swap, 07/12/34	Call	MSI	07/10/24	4.07%	1 Day SOFR(A)/ 5.330%	4.07%(A)	2,850	(35,226)
10-Year Interest Rate Swap, 07/19/34	Call	CITI	07/17/24	2.74%	6 Month EURIBOR(S)/ 3.682%	2.74%(A)	EUR 2,780	(7,303)
10-Year Interest Rate Swap, 07/19/34	Call	DB	07/17/24	3.86%	1 Day SOFR(A)/ 5.330%	3.86%(A)	2,900	(13,479)
10-Year Interest Rate Swap, 07/26/34	Call	MSI	07/24/24	3.83%	1 Day SOFR(A)/ 5.330%	3.83%(A)	2,890	(14,697)
10-Year Interest Rate Swap, 07/30/34	Call	BOA	07/26/24	2.77%	6 Month EURIBOR(S)/ 3.682%	2.77%(A)	EUR 2,780	(13,533)
10-Year Interest Rate Swap, 07/31/34	Call	CITI	07/29/24	3.92%	1 DayS OFR(A)/ 5.330%	3.92%(A)	2,900	(25,633)
10-Year Interest Rate Swap, 12/02/35	Call	BOA	11/28/25	2.40%	6 Month EURIBOR(S)/ 3.682%	2.40%(A)	EUR 2,150	(46,570)
10-Year Interest Rate Swap, 07/05/34	Put	UAG	07/03/24	2.76%	2.76%(A)	6 Month EURIBOR(S)/ 3.682%	EUR 2,740	(18,626)
10-Year Interest Rate Swap, 07/12/34	Put	CITI	07/10/24	2.80%	2.80%(A)	6 Month EURIBOR(S)/ 3.682%	EUR 2,730	(16,904)
10-Year Interest Rate Swap, 07/12/34	Put	MSI	07/10/24	4.07%	4.07%(A)	1 Day SOFR(A)/ 5.330%	2,850	(5,919)
10-Year Interest Rate Swap, 07/19/34	Put	CITI	07/17/24	2.74%	2.74%(A)	6 Month EURIBOR(S)/ 3.682%	EUR 2,780	(28,853)
10-Year Interest Rate Swap, 07/19/34	Put	DB	07/17/24	3.86%	3.86%(A)	1 Day SOFR(A)/ 5.330%	2,900	(31,522)
10-Year Interest Rate Swap, 07/26/34	Put	MSI	07/24/24	3.83%	3.83%(A)	1 Day SOFR(A)/ 5.330%	2,890	(38,791)
10-Year Interest Rate Swap, 07/30/34	Put	BOA	07/26/24	2.77%	2.77%(A)	6 Month EURIBOR(S)/ 3.682%	EUR 2,780	(26,114)
10-Year Interest Rate Swap, 07/31/34	Put	CITI	07/29/24	3.92%	3.92%(A)	1 Day SOFR(A)/ 5.330%	2,900	(28,880)

Total Options Written (premiums received $497,875)								$(420,151)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
96	2 Year U.S. Treasury Notes	Sep. 2024	$ 19,605,000	$ 58,315
37	3 Year Australian Treasury Bonds	Sep. 2024	2,602,958	(8,319)
80	5 Year Canadian Government Bonds	Sep. 2024	6,483,974	37,331
979	5 Year U.S. Treasury Notes	Sep. 2024	104,339,989	454,556
55	10 Year Australian Treasury Bonds	Sep. 2024	4,166,902	(18,398)
44	10 Year Canadian Government Bonds	Sep. 2024	3,861,759	24,410
170	10 Year Euro-Bund	Sep. 2024	23,962,935	(5,065)
16	10 Year U.K. Gilt	Sep. 2024	1,973,412	5,030
421	10 Year U.S. Treasury Notes	Sep. 2024	46,303,424	(105,624)
80	20 Year U.S. Treasury Bonds	Sep. 2024	9,465,000	(12,099)

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Futures contracts outstanding at June 30, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
19	30 Year Euro Buxl	Sep. 2024	$2,650,130	$31,778
7	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	877,406	16,630
36	Euro Schatz Index	Sep. 2024	4,075,179	19,114
12	Euro-BTP Italian Government Bond	Sep. 2024	1,481,638	(16,211)
13	Euro-OAT	Sep. 2024	1,714,120	(21,675)

				459,773

Short Positions:
193	2 Year U.S.Treasury Notes	Sep. 2024	39,414,219	(108,461)
220	3 Year AustralianTreasury Bonds	Sep. 2024	15,477,049	64,788
43	5 Year Euro-Bobl	Sep. 2024	5,362,161	11,563
20	10 Year Canadian Government Bonds	Sep. 2024	1,755,345	16,941
12	10 Year Japanese Government Bonds	Sep. 2024	10,655,230	41,030
61	10 Year Mini Japanese Government Bonds	Sep. 2024	5,411,480	24,212
79	10 Year U.K. Gilt	Sep. 2024	9,743,721	(49,990)
221	10 Year U.S. Ultra Treasury Notes	Sep. 2024	25,090,406	(83,954)
21	30 Year Euro Buxl	Sep. 2024	2,929,091	(8,937)
99	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	12,409,031	(139,077)
37	Euro-BTP Italian Government Bond	Sep. 2024	4,568,384	42,842
16	Euro-OAT	Sep. 2024	2,109,686	10,170

				(178,873)

				$280,900

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/24	BARC	AUD	8,435	$5,621,607	$5,627,543	$5,936	$—
Expiring 07/02/24	BARC	AUD	7,450	4,957,975	4,970,385	12,410	—
Expiring 07/02/24	BNP	AUD	1,105	730,820	737,218	6,398	—
Expiring 07/02/24	BNP	AUD	1,105	735,724	737,218	1,494	—
Expiring 07/02/24	BNP	AUD	1,100	731,811	733,882	2,071	—
Expiring 07/02/24	BNP	AUD	1,100	731,237	733,882	2,645	—
Expiring 07/02/24	BNP	AUD	1,090	722,164	727,211	5,047	—
Expiring 07/02/24	BNP	AUD	372	245,512	248,185	2,673	—
Expiring 07/02/24	BNP	AUD	370	245,714	246,852	1,138	—
Expiring 07/02/24	BNP	AUD	365	243,124	243,516	392	—
Expiring 07/02/24	BNP	AUD	365	242,814	243,516	702	—
Expiring 07/02/24	BNP	AUD	365	243,245	243,516	271	—
Expiring 07/02/24	BNP	AUD	360	239,905	240,180	275	—
Expiring 07/02/24	BNP	AUD	305	201,255	203,486	2,231	—
Expiring 07/02/24	BNP	AUD	180	119,660	120,090	430	—
Expiring 07/02/24	CITI	AUD	495	330,368	330,247	—	(121)
Expiring 07/02/24	GSI	AUD	730	485,147	487,031	1,884	—
Expiring 07/02/24	JPM	AUD	1,105	729,720	737,218	7,498	—
Expiring 07/02/24	JPM	AUD	1,105	735,219	737,218	1,999	—
Expiring 07/02/24	MSI	AUD	725	481,201	483,696	2,495	—
Expiring 07/02/24	SCS	AUD	555	368,697	370,277	1,580	—
Expiring 07/02/24	SCS	AUD	535	355,093	356,934	1,841	—
Expiring 07/02/24	SCS	AUD	370	244,459	246,852	2,393	—
Expiring 07/02/24	SCS	AUD	365	241,998	243,515	1,517	—
Expiring 07/02/24	SCS	AUD	365	241,846	243,515	1,669	—

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/02/24	SCS	AUD	180	$119,734	$120,090	$356	$—
Expiring 07/02/24	SCS	AUD	180	119,329	120,089	760	—
Expiring 07/02/24	SCS	AUD	180	120,031	120,090	59	—
Expiring 07/02/24	TD	AUD	4,966	3,300,404	3,313,145	12,741	—
Expiring 07/02/24	UAG	AUD	373	246,168	248,853	2,685	—
Expiring 07/02/24	WBC	AUD	365	242,570	243,516	946	—
Expiring 08/02/24	BARC	AUD	6,870	4,575,887	4,587,447	11,560	—
Expiring 08/02/24	BNP	AUD	1,100	733,839	734,525	686	—
Expiring 08/02/24	BNP	AUD	553	368,881	369,266	385	—
Expiring 08/02/24	BNP	AUD	552	367,654	368,598	944	—
Expiring 08/02/24	HSBC	AUD	193	128,409	128,876	467	—
Expiring 08/02/24	HSBC	AUD	192	127,907	128,209	302	—
Expiring 08/02/24	JPM	AUD	1,100	729,643	734,526	4,883	—
Expiring 08/02/24	SCS	AUD	735	490,481	490,797	316	—
Expiring 08/02/24	TD	AUD	4,580	3,046,469	3,058,298	11,829	—
Expiring 09/18/24	JPM	AUD	2,725	1,817,989	1,821,981	3,992	—
Expiring 09/18/24	JPM	AUD	2,562	1,698,358	1,712,730	14,372	—
Expiring 09/18/24	JPM	AUD	1,038	686,916	693,641	6,725	—
Brazilian Real,
Expiring 07/02/24	BOA	BRL	2,380	428,142	425,574	—	(2,568)
Expiring 07/02/24	CITI	BRL	5,659	1,079,482	1,011,838	—	(67,644)
Expiring 07/02/24	CITI	BRL	2,800	503,697	500,676	—	(3,021)
Expiring 07/02/24	CITI	BRL	715	130,617	127,851	—	(2,766)
Expiring 07/02/24	CITI	BRL	670	123,200	119,804	—	(3,396)
Expiring 07/02/24	DB	BRL	2,330	442,293	416,634	—	(25,659)
Expiring 07/02/24	DB	BRL	260	48,034	46,491	—	(1,543)
Expiring 07/02/24	GSI	BRL	4,915	953,258	878,864	—	(74,394)
Expiring 07/02/24	HSBC	BRL	5,191	1,006,274	928,301	—	(77,973)
Expiring 07/02/24	MSI	BRL	5,566	1,001,297	995,291	—	(6,006)
Expiring 07/02/24	MSI	BRL	5,284	950,548	944,847	—	(5,701)
Expiring 08/02/24	DB	BRL	1,410	259,401	251,179	—	(8,222)
Expiring 08/02/24	MSI	BRL	5,566	1,019,444	991,552	—	(27,892)
Expiring 08/02/24	MSI	BRL	715	130,799	127,371	—	(3,428)
British Pound,
Expiring 07/02/24	BARC	GBP	254	324,196	321,089	—	(3,107)
Expiring 07/02/24	BNP	GBP	574	729,618	725,611	—	(4,007)
Expiring 07/02/24	BNP	GBP	379	483,038	479,105	—	(3,933)
Expiring 07/02/24	BNP	GBP	379	483,491	479,106	—	(4,385)
Expiring 07/02/24	BNP	GBP	335	427,011	423,484	—	(3,527)
Expiring 07/02/24	BNP	GBP	190	241,994	240,185	—	(1,809)
Expiring 07/02/24	BNP	GBP	96	122,206	121,356	—	(850)
Expiring 07/02/24	BNP	GBP	95	120,748	120,092	—	(656)
Expiring 07/02/24	BNP	GBP	95	121,406	120,092	—	(1,314)
Expiring 07/02/24	CBA	GBP	232	297,057	293,278	—	(3,779)
Expiring 07/02/24	CITI	GBP	569	724,894	719,290	—	(5,604)
Expiring 07/02/24	CITI	GBP	190	241,714	240,185	—	(1,529)
Expiring 07/02/24	GSI	GBP	177	226,484	223,751	—	(2,733)
Expiring 07/02/24	HSBC	GBP	279	356,861	352,693	—	(4,168)
Expiring 07/02/24	JPM	GBP	712	904,260	899,435	—	(4,825)
Expiring 07/02/24	JPM	GBP	133	166,187	168,161	1,974	—
Expiring 07/02/24	JPM	GBP	95	121,619	120,092	—	(1,527)
Expiring 07/02/24	MSI	GBP	221	282,689	279,373	—	(3,316)
Expiring 07/02/24	MSI	GBP	96	122,140	121,357	—	(783)
Expiring 07/02/24	MSI	GBP	95	122,005	120,092	—	(1,913)
Expiring 07/02/24	MSI	GBP	95	121,309	120,092	—	(1,217)

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/02/24	MSI	GBP	95	$122,029	$120,092	$—	$(1,937)
Expiring 07/02/24	RBC	GBP	568	725,822	718,026	—	(7,796)
Expiring 07/02/24	SCS	GBP	287	365,685	362,805	—	(2,880)
Expiring 07/02/24	SCS	GBP	191	244,402	241,449	—	(2,953)
Expiring 07/02/24	SCS	GBP	189	241,781	238,920	—	(2,861)
Expiring 07/02/24	SCS	GBP	95	121,153	120,092	—	(1,061)
Expiring 07/02/24	SG	GBP	190	241,726	240,185	—	(1,541)
Expiring 07/02/24	TD	GBP	1,039	1,321,893	1,313,432	—	(8,461)
Expiring 07/02/24	UAG	GBP	14,546	18,463,238	18,388,039	—	(75,199)
Expiring 07/02/24	UAG	GBP	193	246,692	243,978	—	(2,714)
Expiring 08/02/24	BNP	GBP	290	366,534	366,672	138	—
Expiring 08/02/24	UAG	GBP	1,156	1,467,556	1,461,631	—	(5,925)
Expiring 08/02/24	UAG	GBP	649	820,164	820,587	423	—
Expiring 08/02/24	UAG	GBP	579	731,761	732,080	319	—
Expiring 08/29/24	BNYM	GBP	108	136,882	136,508	—	(374)
Expiring 09/18/24	JPM	GBP	536	683,609	677,713	—	(5,896)
Canadian Dollar,
Expiring 07/02/24	BNP	CAD	1,010	736,365	738,346	1,981	—
Expiring 07/02/24	BNP	CAD	1,005	730,036	734,691	4,655	—
Expiring 07/02/24	BNP	CAD	1,005	730,649	734,691	4,042	—
Expiring 07/02/24	BNP	CAD	995	727,513	727,381	—	(132)
Expiring 07/02/24	BNP	CAD	995	726,248	727,381	1,133	—
Expiring 07/02/24	BNP	CAD	335	244,758	244,897	139	—
Expiring 07/02/24	BNP	CAD	335	243,436	244,897	1,461	—
Expiring 07/02/24	BNP	CAD	335	244,541	244,897	356	—
Expiring 07/02/24	BNP	CAD	165	120,594	120,621	27	—
Expiring 07/02/24	BOA	CAD	170	123,996	124,277	281	—
Expiring 07/02/24	BOA	CAD	165	120,594	120,621	27	—
Expiring 07/02/24	CITI	CAD	330	240,784	241,242	458	—
Expiring 07/02/24	GSI	CAD	335	243,401	244,897	1,496	—
Expiring 07/02/24	MSI	CAD	6,131	4,479,760	4,481,982	2,222	—
Expiring 07/02/24	MSI	CAD	670	489,415	489,794	379	—
Expiring 07/02/24	RBC	CAD	1,000	730,680	731,037	357	—
Expiring 07/02/24	RBC	CAD	335	244,458	244,897	439	—
Expiring 07/02/24	RBC	CAD	335	243,416	244,897	1,481	—
Expiring 07/02/24	RBC	CAD	170	123,957	124,276	319	—
Expiring 07/02/24	RBC	CAD	165	120,355	120,621	266	—
Expiring 07/02/24	SCS	CAD	165	120,575	120,621	46	—
Expiring 07/02/24	SCS	CAD	165	120,965	120,621	—	(344)
Expiring 07/02/24	SCS	CAD	165	120,005	120,621	616	—
Expiring 07/02/24	TD	CAD	330	241,948	241,242	—	(706)
Expiring 07/02/24	TD	CAD	330	241,122	241,242	120	—
Expiring 07/02/24	UAG	CAD	505	366,436	369,173	2,737	—
Expiring 07/02/24	UAG	CAD	500	363,127	365,518	2,391	—
Expiring 07/02/24	UAG	CAD	170	123,615	124,277	662	—
Expiring 07/02/24	UAG	CAD	165	120,656	120,621	—	(35)
Expiring 08/02/24	BNP	CAD	1,005	734,406	735,231	825	—
Expiring 08/02/24	BOA	CAD	165	120,904	120,710	—	(194)
Expiring 08/02/24	SCS	CAD	165	120,690	120,710	20	—
Expiring 08/02/24	TD	CAD	170	124,329	124,367	38	—
Expiring 09/18/24	JPM	CAD	823	602,461	602,488	27	—
Chilean Peso,
Expiring 07/02/24	BARC	CLP	401,400	434,129	426,522	—	(7,607)
Expiring 07/02/24	BARC	CLP	44,600	48,213	47,391	—	(822)
Expiring 07/02/24	DB	CLP	206,300	218,459	219,211	752	—

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 07/02/24	MSI	CLP	447,200	$475,310	$475,188	$—	$(122)
Expiring 07/02/24	MSI	CLP	284,102	300,637	301,882	1,245	—
Expiring 07/02/24	MSI	CLP	156,000	170,847	165,764	—	(5,083)
Expiring 07/02/24	MSI	CLP	44,600	47,229	47,392	163	—
Expiring 07/02/24	MSI	CLP	22,300	24,141	23,696	—	(445)
Expiring 07/02/24	MSI	CLP	1,003	1,107	1,065	—	(42)
Expiring 07/19/24	CITI	CLP	989,478	1,084,638	1,051,286	—	(33,352)
Expiring 08/02/24	BARC	CLP	115,800	122,612	123,023	411	—
Expiring 08/02/24	MSI	CLP	403	426	428	2	—
Expiring 09/23/24	JPM	CLP	103,021	109,471	109,413	—	(58)
Chinese Renminbi,
Expiring 07/02/24	JPM	CNH	5,303	732,287	726,670	—	(5,617)
Expiring 07/02/24	JPM	CNH	2,652	365,218	363,403	—	(1,815)
Expiring 07/02/24	JPM	CNH	2,649	365,588	362,992	—	(2,596)
Expiring 07/02/24	UAG	CNH	40,487	5,548,445	5,547,931	—	(514)
Expiring 07/02/24	UAG	CNH	299	41,230	40,972	—	(258)
Expiring 07/23/24	HSBC	CNH	7,798	1,078,817	1,070,375	—	(8,442)
Expiring 08/29/24	JPM	CNH	1,760	244,200	242,198	—	(2,002)
Expiring 09/26/24	CITI	CNH	1,784	246,579	246,125	—	(454)
Colombian Peso,
Expiring 07/02/24	BARC	COP	546,400	131,952	131,514	—	(438)
Expiring 07/02/24	BARC	COP	208,900	50,484	50,281	—	(203)
Expiring 07/02/24	BARC	COP	144,600	35,414	34,804	—	(610)
Expiring 07/02/24	BNP	COP	603,900	144,699	145,354	655	—
Expiring 07/02/24	BOA	COP	1,109,650	266,865	267,084	219	—
Expiring 07/02/24	BOA	COP	996,500	251,896	239,850	—	(12,046)
Expiring 07/02/24	CITI	COP	2,738,465	672,016	659,127	—	(12,889)
Expiring 07/02/24	CITI	COP	1,254,005	301,581	301,829	248	—
Expiring 07/02/24	CITI	COP	995,573	256,700	239,626	—	(17,074)
Expiring 07/02/24	CITI	COP	670,000	169,792	161,263	—	(8,529)
Expiring 07/02/24	CITI	COP	144,000	36,389	34,660	—	(1,729)
Expiring 07/02/24	JPM	COP	198,500	47,738	47,777	39	—
Expiring 07/02/24	MSI	COP	2,323,005	598,027	559,129	—	(38,898)
Expiring 07/02/24	MSI	COP	1,386,956	333,555	333,829	274	—
Expiring 07/02/24	SCS	COP	1,822,890	438,395	438,755	360	—
Expiring 07/19/24	BOA	COP	2,089,271	537,917	501,307	—	(36,610)
Expiring 07/19/24	CITI	COP	4,184,004	1,065,055	1,003,926	—	(61,129)
Expiring 07/19/24	CITI	COP	4,096,334	1,052,772	982,891	—	(69,881)
Expiring 08/02/24	CITI	COP	2,249,578	548,858	538,595	—	(10,263)
Czech Koruna,
Expiring 07/02/24	BARC	CZK	22,160	975,978	947,424	—	(28,554)
Expiring 07/02/24	BARC	CZK	560	24,320	23,942	—	(378)
Expiring 07/02/24	CITI	CZK	2,470	108,719	105,602	—	(3,117)
Expiring 07/02/24	CITI	CZK	2,200	96,643	94,059	—	(2,584)
Expiring 07/02/24	GSI	CZK	2,200	97,011	94,058	—	(2,953)
Expiring 07/02/24	HSBC	CZK	10,020	432,549	428,393	—	(4,156)
Expiring 07/02/24	JPM	CZK	2,950	127,687	126,124	—	(1,563)
Expiring 07/02/24	JPM	CZK	1,930	85,203	82,515	—	(2,688)
Expiring 07/02/24	JPM	CZK	1,110	48,440	47,457	—	(983)
Expiring 07/02/24	JPM	CZK	560	24,275	23,942	—	(333)
Expiring 07/02/24	JPM	CZK	550	24,043	23,515	—	(528)
Expiring 07/02/24	MSI	CZK	1,560	68,034	66,696	—	(1,338)
Expiring 07/02/24	RBC	CZK	4,140	182,071	177,001	—	(5,070)
Expiring 07/02/24	RBC	CZK	2,950	128,994	126,123	—	(2,871)
Expiring 07/02/24	UAG	CZK	550	24,023	23,514	—	(509)

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 07/11/24	BOA	CZK	25,605	$1,116,357	$1,094,894	$—	$(21,463)
Expiring 08/02/24	UAG	CZK	1,120	48,129	47,915	—	(214)
Danish Krone,
Expiring 07/02/24	CITI	DKK	835	120,145	119,931	—	(214)
Euro,
Expiring 07/02/24	BARC	EUR	670	729,274	717,669	—	(11,605)
Expiring 07/02/24	BARC	EUR	559	606,888	598,771	—	(8,117)
Expiring 07/02/24	BARC	EUR	449	486,741	480,945	—	(5,796)
Expiring 07/02/24	BARC	EUR	446	484,164	477,732	—	(6,432)
Expiring 07/02/24	BARC	EUR	223	242,309	238,866	—	(3,443)
Expiring 07/02/24	BNP	EUR	930	1,014,344	996,167	—	(18,177)
Expiring 07/02/24	BNP	EUR	675	731,152	723,024	—	(8,128)
Expiring 07/02/24	BNP	EUR	670	717,916	717,668	—	(248)
Expiring 07/02/24	BNP	EUR	446	482,980	477,731	—	(5,249)
Expiring 07/02/24	BNP	EUR	358	389,742	383,470	—	(6,272)
Expiring 07/02/24	BNP	EUR	344	368,629	368,474	—	(155)
Expiring 07/02/24	BNP	EUR	344	368,329	368,475	146	—
Expiring 07/02/24	BNP	EUR	269	289,058	288,139	—	(919)
Expiring 07/02/24	BNP	EUR	228	244,663	244,222	—	(441)
Expiring 07/02/24	BNP	EUR	227	245,692	243,151	—	(2,541)
Expiring 07/02/24	BNP	EUR	223	242,537	238,866	—	(3,671)
Expiring 07/02/24	BNP	EUR	114	122,501	122,111	—	(390)
Expiring 07/02/24	BOA	EUR	672	731,250	719,810	—	(11,440)
Expiring 07/02/24	BOA	EUR	582	628,537	623,407	—	(5,130)
Expiring 07/02/24	BOA	EUR	580	621,823	621,265	—	(558)
Expiring 07/02/24	BOA	EUR	579	621,064	620,193	—	(871)
Expiring 07/02/24	BOA	EUR	111	120,877	118,897	—	(1,980)
Expiring 07/02/24	DB	EUR	59,299	63,624,862	63,517,919	—	(106,943)
Expiring 07/02/24	DB	EUR	698	760,768	747,661	—	(13,107)
Expiring 07/02/24	JPM	EUR	520	560,107	556,996	—	(3,111)
Expiring 07/02/24	JPM	EUR	450	490,840	482,016	—	(8,824)
Expiring 07/02/24	JPM	EUR	450	490,750	482,016	—	(8,734)
Expiring 07/02/24	JPM	EUR	170	182,704	182,095	—	(609)
Expiring 07/02/24	MSI	EUR	223	242,692	238,866	—	(3,826)
Expiring 07/02/24	RBC	EUR	673	730,523	720,882	—	(9,641)
Expiring 07/02/24	RBC	EUR	224	243,441	239,937	—	(3,504)
Expiring 07/02/24	SCS	EUR	446	483,317	477,732	—	(5,585)
Expiring 07/02/24	SCS	EUR	343	368,080	367,403	—	(677)
Expiring 07/02/24	SCS	EUR	223	242,587	238,865	—	(3,722)
Expiring 07/02/24	SCS	EUR	223	242,703	238,866	—	(3,837)
Expiring 07/02/24	SCS	EUR	111	120,743	118,897	—	(1,846)
Expiring 07/02/24	SCS	EUR	111	120,932	118,898	—	(2,034)
Expiring 07/02/24	SG	EUR	446	483,072	477,732	—	(5,340)
Expiring 07/02/24	TD	EUR	112	120,366	119,969	—	(397)
Expiring 07/02/24	UAG	EUR	897	978,144	960,819	—	(17,325)
Expiring 07/02/24	UAG	EUR	445	483,370	476,661	—	(6,709)
Expiring 07/30/24	JPM	EUR	510	554,233	546,564	—	(7,669)
Expiring 07/30/24	JPM	EUR	344	372,126	368,683	—	(3,443)
Expiring 07/30/24	JPM	EUR	210	227,277	225,600	—	(1,677)
Expiring 08/02/24	BNP	EUR	1,780	1,905,414	1,909,546	4,132	—
Expiring 08/02/24	BNP	EUR	249	267,736	267,122	—	(614)
Expiring 08/02/24	BNP	EUR	229	245,750	245,667	—	(83)
Expiring 08/02/24	BNP	EUR	149	160,018	159,844	—	(174)
Expiring 08/02/24	BNP	EUR	121	129,791	129,806	15	—
Expiring 08/02/24	CIBC	EUR	353	378,589	378,691	102	—

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/02/24	CITI	EUR	684	$733,565	$733,781	$216	$—
Expiring 08/02/24	JPM	EUR	350	375,053	375,473	420	—
Expiring 08/02/24	MSI	EUR	246	264,186	263,903	—	(283)
Expiring 08/08/24	JPM	EUR	2,083	2,245,305	2,235,218	—	(10,087)
Expiring 08/08/24	JPM	EUR	1,164	1,265,344	1,248,952	—	(16,392)
Expiring 08/08/24	JPM	EUR	470	505,492	503,860	—	(1,632)
Expiring 09/18/24	JPM	EUR	1,049	1,136,516	1,127,649	—	(8,867)
Hungarian Forint,
Expiring 07/02/24	BNP	HUF	331,679	901,650	899,181	—	(2,469)
Expiring 07/02/24	BNP	HUF	17,300	48,102	46,900	—	(1,202)
Expiring 07/02/24	CITI	HUF	29,200	81,637	79,161	—	(2,476)
Expiring 07/02/24	JPM	HUF	54,200	150,763	146,936	—	(3,827)
Expiring 07/02/24	MSI	HUF	8,700	24,153	23,586	—	(567)
Expiring 07/02/24	UAG	HUF	23,900	66,361	64,793	—	(1,568)
Expiring 07/11/24	BNP	HUF	396,181	1,066,458	1,073,665	7,207	—
Expiring 07/11/24	BOA	HUF	398,110	1,082,575	1,078,893	—	(3,682)
Expiring 07/11/24	GSI	HUF	386,274	1,070,241	1,046,817	—	(23,424)
Indian Rupee,
Expiring 07/02/24	CITI	INR	57,724	691,691	692,226	535	—
Expiring 07/02/24	DB	INR	101,637	1,221,320	1,218,831	—	(2,489)
Expiring 07/02/24	GSI	INR	16,590	198,778	198,947	169	—
Expiring 07/02/24	JPM	INR	43,888	525,898	526,305	407	—
Expiring 07/02/24	MSI	INR	30,650	367,273	367,555	282	—
Expiring 07/02/24	SCS	INR	45,062	539,966	540,383	417	—
Expiring 07/22/24	JPM	INR	18,254	218,787	218,775	—	(12)
Expiring 08/02/24	JPM	INR	25,200	302,086	301,910	—	(176)
Expiring 09/13/24	CITI	INR	89,706	1,071,436	1,073,278	1,842	—
Indonesian Rupiah,
Expiring 07/02/24	BARC	IDR 1,250,000		77,032	76,386	—	(646)
Expiring 07/02/24	GSI	IDR 12,704,068		774,922	776,336	1,414	—
Expiring 07/02/24	JPM	IDR 11,454,068		699,058	699,949	891	—
Expiring 07/19/24	CITI	IDR 16,864,950		1,049,011	1,030,810	—	(18,201)
Expiring 07/19/24	CITI	IDR 8,213,352		509,734	502,011	—	(7,723)
Expiring 07/19/24	SCB	IDR 17,699,137		1,093,327	1,081,797	—	(11,530)
Expiring 09/18/24	JPM	IDR 5,337,786		325,362	325,763	401	—
Expiring 09/18/24	JPM	IDR 1,626,689		99,081	99,276	195	—
Expiring 09/18/24	JPM	IDR 317,971		19,379	19,406	27	—
Israeli Shekel,
Expiring 07/02/24	BARC	ILS	100	26,741	26,479	—	(262)
Expiring 07/02/24	BNP	ILS	2,496	671,157	660,899	—	(10,258)
Expiring 07/02/24	DB	ILS	405	110,670	107,237	—	(3,433)
Expiring 07/02/24	GSI	ILS	1,488	400,164	393,998	—	(6,166)
Expiring 07/02/24	GSI	ILS	705	190,083	186,672	—	(3,411)
Expiring 07/02/24	GSI	ILS	506	136,041	133,980	—	(2,061)
Expiring 07/02/24	MSI	ILS	390	105,726	103,265	—	(2,461)
Expiring 07/02/24	MSI	ILS	270	72,473	71,492	—	(981)
Japanese Yen,
Expiring 07/02/24	BARC	JPY	97,200	611,901	604,506	—	(7,395)
Expiring 07/02/24	BARC	JPY	95,200	613,880	592,068	—	(21,812)
Expiring 07/02/24	BARC	JPY	76,200	491,158	473,903	—	(17,255)
Expiring 07/02/24	BARC	JPY	56,400	363,169	350,763	—	(12,406)
Expiring 07/02/24	BARC	JPY	39,000	244,783	242,549	—	(2,234)
Expiring 07/02/24	BARC	JPY	38,900	244,888	241,927	—	(2,961)
Expiring 07/02/24	BARC	JPY	38,800	244,242	241,305	—	(2,937)
Expiring 07/02/24	BARC	JPY	38,400	244,755	238,817	—	(5,938)

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/02/24	BARC	JPY	37,600	$241,807	$233,842	$—	$(7,965)
Expiring 07/02/24	BARC	JPY	37,600	241,944	233,842	—	(8,102)
Expiring 07/02/24	BARC	JPY	37,600	242,107	233,842	—	(8,265)
Expiring 07/02/24	BARC	JPY	19,300	122,357	120,031	—	(2,326)
Expiring 07/02/24	BARC	JPY	19,100	122,232	118,786	—	(3,446)
Expiring 07/02/24	BARC	JPY	19,100	123,156	118,787	—	(4,369)
Expiring 07/02/24	BARC	JPY	19,100	122,390	118,787	—	(3,603)
Expiring 07/02/24	BARC	JPY	19,100	121,881	118,787	—	(3,094)
Expiring 07/02/24	BARC	JPY	19,100	121,944	118,787	—	(3,157)
Expiring 07/02/24	BARC	JPY	18,800	120,911	116,921	—	(3,990)
Expiring 07/02/24	BARC	JPY	18,800	120,994	116,921	—	(4,073)
Expiring 07/02/24	BNP	JPY	366,059	2,347,381	2,276,594	—	(70,787)
Expiring 07/02/24	BNP	JPY	113,800	738,030	707,745	—	(30,285)
Expiring 07/02/24	BNP	JPY	113,200	727,950	704,014	—	(23,936)
Expiring 07/02/24	BNP	JPY	77,700	488,993	483,232	—	(5,761)
Expiring 07/02/24	BNP	JPY	76,200	490,925	473,904	—	(17,021)
Expiring 07/02/24	BNP	JPY	57,300	369,400	356,360	—	(13,040)
Expiring 07/02/24	BNP	JPY	57,200	365,556	355,739	—	(9,817)
Expiring 07/02/24	BNP	JPY	38,900	245,063	241,927	—	(3,136)
Expiring 07/02/24	BNP	JPY	38,200	244,894	237,574	—	(7,320)
Expiring 07/02/24	BNP	JPY	38,000	243,562	236,329	—	(7,233)
Expiring 07/02/24	BNP	JPY	19,500	122,190	121,274	—	(916)
Expiring 07/02/24	BNP	JPY	19,100	122,884	118,786	—	(4,098)
Expiring 07/02/24	BOA	JPY	45,500	294,958	282,973	—	(11,985)
Expiring 07/02/24	CITI	JPY	76,800	492,646	477,635	—	(15,011)
Expiring 07/02/24	CITI	JPY	76,200	491,041	473,904	—	(17,137)
Expiring 07/02/24	CITI	JPY	19,300	122,290	120,031	—	(2,259)
Expiring 07/02/24	CITI	JPY	18,900	122,557	117,543	—	(5,014)
Expiring 07/02/24	DB	JPY	19,100	121,637	118,787	—	(2,850)
Expiring 07/02/24	GSI	JPY	77,500	488,341	481,988	—	(6,353)
Expiring 07/02/24	GSI	JPY	77,200	486,360	480,122	—	(6,238)
Expiring 07/02/24	GSI	JPY	25,600	163,495	159,211	—	(4,284)
Expiring 07/02/24	GSI	JPY	19,300	122,832	120,030	—	(2,802)
Expiring 07/02/24	GSI	JPY	18,800	120,847	116,921	—	(3,926)
Expiring 07/02/24	HSBC	JPY	228,800	1,466,222	1,422,953	—	(43,269)
Expiring 07/02/24	JPM	JPY	114,500	734,204	712,098	—	(22,106)
Expiring 07/02/24	JPM	JPY	113,000	721,698	702,770	—	(18,928)
Expiring 07/02/24	JPM	JPY	97,800	623,699	608,237	—	(15,462)
Expiring 07/02/24	JPM	JPY	38,600	244,011	240,061	—	(3,950)
Expiring 07/02/24	JPM	JPY	38,600	244,105	240,061	—	(4,044)
Expiring 07/02/24	JPM	JPY	38,200	245,732	237,573	—	(8,159)
Expiring 07/02/24	JPM	JPY	38,200	245,593	237,573	—	(8,020)
Expiring 07/02/24	JPM	JPY	31,400	201,643	195,282	—	(6,361)
Expiring 07/02/24	MSI	JPY	1,297,065	8,081,402	8,066,707	—	(14,695)
Expiring 07/02/24	MSI	JPY	75,500	482,891	469,550	—	(13,341)
Expiring 07/02/24	MSI	JPY	19,500	122,111	121,274	—	(837)
Expiring 07/02/24	MSI	JPY	19,100	122,320	118,787	—	(3,533)
Expiring 07/02/24	MSI	JPY	19,100	122,253	118,786	—	(3,467)
Expiring 07/02/24	NOM	JPY	114,600	736,258	712,721	—	(23,537)
Expiring 07/02/24	SCS	JPY	77,300	487,758	480,744	—	(7,014)
Expiring 07/02/24	SCS	JPY	47,000	299,619	292,302	—	(7,317)
Expiring 07/02/24	SCS	JPY	38,900	244,073	241,927	—	(2,146)
Expiring 07/02/24	SCS	JPY	19,100	122,205	118,787	—	(3,418)
Expiring 07/02/24	SCS	JPY	18,900	122,499	117,543	—	(4,956)
Expiring 07/02/24	SCS	JPY	18,800	120,931	116,921	—	(4,010)

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/02/24	TD	JPY	19,100	$121,740	$118,786	$—	$(2,954)
Expiring 07/02/24	UAG	JPY	18,900	122,507	117,543	—	(4,964)
Expiring 07/29/24	JPM	JPY	353,144	2,211,295	2,205,651	—	(5,644)
Expiring 08/02/24	BNP	JPY	117,300	735,547	733,082	—	(2,465)
Expiring 08/02/24	JPM	JPY	78,300	488,960	489,346	386	—
Expiring 08/02/24	MSI	JPY	662,944	4,149,923	4,143,155	—	(6,768)
Expiring 08/02/24	MSI	JPY	78,300	488,783	489,346	563	—
Expiring 08/05/24	JPM	JPY	685,438	4,369,660	4,285,733	—	(83,927)
Expiring 08/16/24	BNYM	JPY	70,793	462,892	443,396	—	(19,496)
Expiring 08/16/24	BNYM	JPY	37,748	244,724	236,425	—	(8,299)
Expiring 09/18/24	JPM	JPY	141,493	912,242	890,487	—	(21,755)
Expiring 09/18/24	JPM	JPY	80,289	519,000	505,298	—	(13,702)
Malaysian Ringgit,
Expiring 07/02/24	SCS	MYR	3,029	644,395	642,310	—	(2,085)
Mexican Peso,
Expiring 07/02/24	BARC	MXN	18,100	966,622	988,761	22,139	—
Expiring 07/02/24	BARC	MXN	9,039	537,908	493,780	—	(44,128)
Expiring 07/02/24	BARC	MXN	7,820	439,018	427,189	—	(11,829)
Expiring 07/02/24	BARC	MXN	4,983	267,085	272,210	5,125	—
Expiring 07/02/24	BARC	MXN	4,480	242,410	244,731	2,321	—
Expiring 07/02/24	BARC	MXN	4,280	238,467	233,807	—	(4,660)
Expiring 07/02/24	BARC	MXN	3,103	174,833	169,510	—	(5,323)
Expiring 07/02/24	BARC	MXN	610	36,266	33,323	—	(2,943)
Expiring 07/02/24	BARC	MXN	540	28,987	29,499	512	—
Expiring 07/02/24	BNP	MXN	7,670	427,157	418,994	—	(8,163)
Expiring 07/02/24	BNP	MXN	4,280	239,617	233,807	—	(5,810)
Expiring 07/02/24	BNP	MXN	4,130	234,484	225,612	—	(8,872)
Expiring 07/02/24	BNP	MXN	4,040	239,271	220,696	—	(18,575)
Expiring 07/02/24	BNP	MXN	2,416	129,985	131,980	1,995	—
Expiring 07/02/24	BNP	MXN	2,120	118,167	115,811	—	(2,356)
Expiring 07/02/24	BNP	MXN	2,060	117,165	112,533	—	(4,632)
Expiring 07/02/24	BNP	MXN	2,030	120,975	110,894	—	(10,081)
Expiring 07/02/24	BNP	MXN	580	31,557	31,685	128	—
Expiring 07/02/24	BOA	MXN	4,460	241,129	243,639	2,510	—
Expiring 07/02/24	BOA	MXN	4,230	239,524	231,075	—	(8,449)
Expiring 07/02/24	BOA	MXN	3,204	182,002	175,027	—	(6,975)
Expiring 07/02/24	BOA	MXN	2,416	130,338	131,980	1,642	—
Expiring 07/02/24	CITI	MXN	3,810	215,996	208,131	—	(7,865)
Expiring 07/02/24	CITI	MXN	810	48,132	44,249	—	(3,883)
Expiring 07/02/24	CITI	MXN	710	37,571	38,785	1,214	—
Expiring 07/02/24	CITI	MXN	640	37,478	34,962	—	(2,516)
Expiring 07/02/24	CITI	MXN	450	24,239	24,583	344	—
Expiring 07/02/24	CITI	MXN	450	24,181	24,582	401	—
Expiring 07/02/24	CITI	MXN	450	24,336	24,583	247	—
Expiring 07/02/24	CITI	MXN	450	24,384	24,582	198	—
Expiring 07/02/24	GSI	MXN	11,150	605,656	609,099	3,443	—
Expiring 07/02/24	GSI	MXN	6,023	357,067	329,023	—	(28,044)
Expiring 07/02/24	GSI	MXN	4,470	235,422	244,186	8,764	—
Expiring 07/02/24	GSI	MXN	4,050	238,815	221,242	—	(17,573)
Expiring 07/02/24	GSI	MXN	3,204	181,802	175,027	—	(6,775)
Expiring 07/02/24	GSI	MXN	2,255	128,003	123,186	—	(4,817)
Expiring 07/02/24	GSI	MXN	2,240	121,100	122,366	1,266	—
Expiring 07/02/24	GSI	MXN	1,280	70,910	69,923	—	(987)
Expiring 07/02/24	GSI	MXN	1,020	57,502	55,720	—	(1,782)
Expiring 07/02/24	GSI	MXN	670	36,190	36,600	410	—

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/02/24	HSBC	MXN	2,567	$138,141	$140,230	$2,089	$—
Expiring 07/02/24	JPM	MXN	7,280	424,993	397,690	—	(27,303)
Expiring 07/02/24	JPM	MXN	4,050	237,627	221,242	—	(16,385)
Expiring 07/02/24	JPM	MXN	4,050	237,527	221,242	—	(16,285)
Expiring 07/02/24	JPM	MXN	2,255	127,944	123,186	—	(4,758)
Expiring 07/02/24	JPM	MXN	1,393	79,066	76,096	—	(2,970)
Expiring 07/02/24	JPM	MXN	1,254	71,213	68,503	—	(2,710)
Expiring 07/02/24	MSI	MXN	4,460	241,659	243,639	1,980	—
Expiring 07/02/24	MSI	MXN	2,030	120,690	110,894	—	(9,796)
Expiring 07/02/24	MSI	MXN	1,410	82,756	77,025	—	(5,731)
Expiring 07/02/24	MSI	MXN	1,210	71,600	66,100	—	(5,500)
Expiring 07/02/24	MSI	MXN	900	47,746	49,165	1,419	—
Expiring 07/02/24	MSI	MXN	890	48,361	48,619	258	—
Expiring 07/02/24	MSI	MXN	870	49,222	47,526	—	(1,696)
Expiring 07/02/24	MSI	MXN	450	24,354	24,583	229	—
Expiring 07/02/24	MSI	MXN	450	24,551	24,582	31	—
Expiring 07/02/24	MSI	MXN	400	23,892	21,851	—	(2,041)
Expiring 07/02/24	MSI	MXN	400	23,793	21,852	—	(1,941)
Expiring 07/02/24	SCS	MXN	4,940	265,211	269,860	4,649	—
Expiring 07/02/24	SCS	MXN	2,718	146,047	148,478	2,431	—
Expiring 07/02/24	SCS	MXN	2,121	126,497	115,866	—	(10,631)
Expiring 07/02/24	SCS	MXN	1,393	79,206	76,097	—	(3,109)
Expiring 07/02/24	SCS	MXN	909	54,178	49,656	—	(4,522)
Expiring 07/02/24	SG	MXN	2,060	116,928	112,533	—	(4,395)
Expiring 07/02/24	UAG	MXN	43,672	2,398,243	2,385,700	—	(12,543)
Expiring 07/02/24	UAG	MXN	9,038	538,268	493,725	—	(44,543)
Expiring 07/02/24	UAG	MXN	4,250	236,618	232,167	—	(4,451)
Expiring 07/02/24	UAG	MXN	4,070	242,598	222,335	—	(20,263)
Expiring 07/25/24	BNP	MXN	18,585	1,051,552	1,011,537	—	(40,015)
Expiring 07/25/24	BOA	MXN	18,276	1,068,902	994,709	—	(74,193)
Expiring 07/25/24	JPM	MXN	17,966	1,073,812	977,849	—	(95,963)
Expiring 07/25/24	UAG	MXN	20,915	1,181,508	1,138,372	—	(43,136)
Expiring 08/02/24	CITI	MXN	1,620	87,497	88,060	563	—
Expiring 08/02/24	GSI	MXN	4,200	232,426	228,304	—	(4,122)
Expiring 08/02/24	MSI	MXN	4,450	240,956	241,893	937	—
Expiring 08/02/24	MSI	MXN	440	23,853	23,917	64	—
Expiring 08/02/24	SCS	MXN	1,800	97,519	97,845	326	—
Expiring 08/02/24	UAG	MXN	43,411	2,372,471	2,359,733	—	(12,738)
New Taiwanese Dollar,
Expiring 07/02/24	BARC	TWD	4,415	135,888	135,938	50	—
Expiring 07/02/24	BOA	TWD	3,965	122,038	122,083	45	—
Expiring 07/02/24	CITI	TWD	8,380	260,742	258,020	—	(2,722)
Expiring 08/02/24	BARC	TWD	4,415	136,047	135,936	—	(111)
Expiring 08/02/24	DB	TWD	3,960	121,959	121,927	—	(32)
New Zealand Dollar,
Expiring 07/02/24	BNP	NZD	1,200	735,523	730,918	—	(4,605)
Expiring 07/02/24	BNP	NZD	595	363,541	362,413	—	(1,128)
Expiring 07/02/24	BNP	NZD	267	163,525	162,629	—	(896)
Expiring 07/02/24	BNP	NZD	265	163,027	161,411	—	(1,616)
Expiring 07/02/24	BNP	NZD	195	120,245	118,774	—	(1,471)
Expiring 07/02/24	CITI	NZD	785	481,070	478,142	—	(2,928)
Expiring 07/02/24	CITI	NZD	586	358,812	356,931	—	(1,881)
Expiring 07/02/24	CITI	NZD	302	186,897	183,948	—	(2,949)
Expiring 07/02/24	GSI	NZD	790	490,041	481,188	—	(8,853)
Expiring 07/02/24	GSI	NZD	660	406,119	402,005	—	(4,114)

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/02/24	JPM	NZD	1,115	$689,402	$679,145	$—	$(10,257)
Expiring 07/02/24	JPM	NZD	395	243,361	240,594	—	(2,767)
Expiring 07/02/24	MSI	NZD	4,692	2,852,267	2,857,892	5,625	—
Expiring 07/02/24	MSI	NZD	355	219,825	216,230	—	(3,595)
Expiring 07/02/24	MSI	NZD	268	164,100	163,238	—	(862)
Expiring 07/02/24	MSI	NZD	195	119,710	118,775	—	(935)
Expiring 07/02/24	SCS	NZD	800	490,244	487,279	—	(2,965)
Expiring 07/02/24	SCS	NZD	400	245,355	243,639	—	(1,716)
Expiring 07/02/24	SCS	NZD	395	241,386	240,594	—	(792)
Expiring 07/02/24	SCS	NZD	395	241,479	240,594	—	(885)
Expiring 07/02/24	SCS	NZD	395	241,816	240,594	—	(1,222)
Expiring 07/02/24	SCS	NZD	395	241,474	240,594	—	(880)
Expiring 07/02/24	UAG	NZD	3,552	2,186,611	2,163,519	—	(23,092)
Expiring 07/02/24	UAG	NZD	1,345	822,504	819,238	—	(3,266)
Expiring 07/02/24	UAG	NZD	1,035	632,650	630,417	—	(2,233)
Expiring 07/02/24	WBC	NZD	785	481,043	478,142	—	(2,901)
Expiring 07/02/24	WBC	NZD	195	120,125	118,774	—	(1,351)
Expiring 08/02/24	DB	NZD	400	243,661	243,642	—	(19)
Expiring 08/02/24	MSI	NZD	5,870	3,568,373	3,575,452	7,079	—
Norwegian Krone,
Expiring 07/02/24	BARC	NOK	2,620	247,546	245,414	—	(2,132)
Expiring 07/02/24	BNP	NOK	7,860	737,673	736,240	—	(1,433)
Expiring 07/02/24	BNP	NOK	7,730	732,359	724,063	—	(8,296)
Expiring 07/02/24	BNP	NOK	7,630	728,809	714,696	—	(14,113)
Expiring 07/02/24	BNP	NOK	7,630	726,628	714,696	—	(11,932)
Expiring 07/02/24	BNP	NOK	2,590	245,170	242,603	—	(2,567)
Expiring 07/02/24	BNP	NOK	2,540	240,817	237,920	—	(2,897)
Expiring 07/02/24	BNP	NOK	1,270	120,188	118,960	—	(1,228)
Expiring 07/02/24	BOA	NOK	1,270	121,400	118,960	—	(2,440)
Expiring 07/02/24	CITI	NOK	7,800	730,865	730,620	—	(245)
Expiring 07/02/24	CITI	NOK	2,600	242,491	243,540	1,049	—
Expiring 07/02/24	CITI	NOK	1,650	156,935	154,554	—	(2,381)
Expiring 07/02/24	DB	NOK	1,300	123,330	121,770	—	(1,560)
Expiring 07/02/24	GSI	NOK	7,830	741,811	733,430	—	(8,381)
Expiring 07/02/24	GSI	NOK	3,490	331,175	326,906	—	(4,269)
Expiring 07/02/24	GSI	NOK	1,950	184,556	182,655	—	(1,901)
Expiring 07/02/24	GSI	NOK	1,270	120,100	118,960	—	(1,140)
Expiring 07/02/24	JPM	NOK	7,760	737,059	726,873	—	(10,186)
Expiring 07/02/24	JPM	NOK	1,270	121,475	118,960	—	(2,515)
Expiring 07/02/24	MSI	NOK	2,540	240,702	237,920	—	(2,782)
Expiring 07/02/24	MSI	NOK	1,746	166,729	163,547	—	(3,182)
Expiring 07/02/24	MSI	NOK	1,300	123,361	121,770	—	(1,591)
Expiring 07/02/24	MSI	NOK	1,300	121,493	121,770	277	—
Expiring 07/02/24	MSI	NOK	1,270	120,622	118,960	—	(1,662)
Expiring 07/02/24	MSI	NOK	1,270	120,305	118,960	—	(1,345)
Expiring 07/02/24	RBC	NOK	5,180	488,819	485,207	—	(3,612)
Expiring 07/02/24	RBC	NOK	1,270	121,278	118,960	—	(2,318)
Expiring 07/02/24	RBC	NOK	1,270	120,083	118,960	—	(1,123)
Expiring 07/02/24	SCS	NOK	2,620	244,991	245,414	423	—
Expiring 07/02/24	SG	NOK	1,270	119,265	118,959	—	(306)
Expiring 07/02/24	UAG	NOK	1,334	126,242	124,955	—	(1,287)
Expiring 07/02/24	UAG	NOK	1,270	120,928	118,960	—	(1,968)
Expiring 08/02/24	UAG	NOK	21,176	2,005,546	1,985,172	—	(20,374)
Expiring 09/18/24	JPM	NOK	5,955	559,587	558,870	—	(717)
Expiring 09/18/24	JPM	NOK	3,081	289,614	289,155	—	(459)

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 09/18/24	JPM	NOK	2,278	$214,212	$213,745	$—	$(467)
Peruvian Nuevo Sol,
Expiring 07/02/24	BARC	PEN	550	145,300	143,099	—	(2,201)
Expiring 07/02/24	CITI	PEN	1,601	417,503	416,548	—	(955)
Expiring 07/02/24	DB	PEN	1,326	347,248	344,999	—	(2,249)
Expiring 07/02/24	DB	PEN	275	71,714	71,550	—	(164)
Expiring 07/19/24	BOA	PEN	4,152	1,093,460	1,080,228	—	(13,232)
Expiring 07/19/24	BOA	PEN	1,796	480,959	467,186	—	(13,773)
Expiring 07/19/24	CITI	PEN	3,995	1,057,250	1,039,538	—	(17,712)
Expiring 07/19/24	CITI	PEN	3,963	1,062,610	1,031,153	—	(31,457)
Expiring 07/19/24	SCB	PEN	1,381	370,153	359,221	—	(10,932)
Expiring 08/02/24	DB	PEN	275	72,015	71,548	—	(467)
Expiring 08/02/24	MSI	PEN	240	62,851	62,443	—	(408)
Philippine Peso,
Expiring 07/02/24	BARC	PHP	10,190	173,405	174,168	763	—
Polish Zloty,
Expiring 07/02/24	BARC	PLN	1,655	406,777	411,101	4,324	—
Expiring 07/02/24	BARC	PLN	195	49,533	48,438	—	(1,095)
Expiring 07/02/24	BARC	PLN	190	48,235	47,196	—	(1,039)
Expiring 07/02/24	MSI	PLN	425	108,397	105,569	—	(2,828)
Expiring 07/02/24	MSI	PLN	195	49,463	48,438	—	(1,025)
Expiring 07/02/24	RBC	PLN	380	94,835	94,392	—	(443)
Expiring 07/02/24	UAG	PLN	4,613	1,153,762	1,145,803	—	(7,959)
Expiring 07/11/24	CITI	PLN	4,332	1,061,216	1,076,072	14,856	—
Expiring 08/02/24	CITI	PLN	200	49,706	49,664	—	(42)
Expiring 09/18/24	JPM	PLN	1,011	252,828	250,892	—	(1,936)
Romanian Leu,
Expiring 07/02/24	BARC	RON	557	120,095	119,845	—	(250)
Expiring 07/02/24	BNP	RON	753	162,364	162,016	—	(348)
Expiring 07/02/24	CITI	RON	400	86,738	86,065	—	673)
Expiring 07/02/24	MSI	RON	469	101,110	100,910	—	(200)
Expiring 07/02/24	SCS	RON	236	50,871	50,779	—	(92)
Expiring 07/02/24	UAG	RON	230	50,267	49,487	—	(780)
Expiring 08/02/24	CITI	RON	400	86,214	86,032	—	(182)
Expiring 08/02/24	UAG	RON	230	49,569	49,469	—	(100)
Singapore Dollar,
Expiring 07/02/24	BARC	SGD	200	148,666	147,521	—	(1,145)
Expiring 07/02/24	BOA	SGD	235	174,409	173,337	—	(1,072)
Expiring 07/02/24	CITI	SGD	205	152,335	151,209	—	(1,126)
Expiring 07/02/24	CITI	SGD	50	37,145	36,880	—	(265)
Expiring 07/02/24	JPM	SGD	2,354	1,737,483	1,736,051	—	(1,432)
Expiring 07/02/24	JPM	SGD	370	275,072	272,913	—	(2,159)
Expiring 07/02/24	JPM	SGD	368	273,019	271,438	—	(1,581)
Expiring 07/02/24	JPM	SGD	367	272,253	270,701	—	(1,552)
Expiring 07/02/24	JPM	SGD	330	245,311	243,409	—	(1,902)
Expiring 07/02/24	JPM	SGD	285	211,832	210,217	—	(1,615)
Expiring 07/02/24	MSI	SGD	100	74,317	73,760	—	(557)
Expiring 07/02/24	MSI	SGD	65	48,398	47,944	—	(454)
Expiring 07/25/24	HSBC	SGD	1,461	1,078,348	1,079,111	763	—
Expiring 07/25/24	UAG	SGD	1,431	1,064,720	1,056,914	—	(7,806)
Expiring 09/18/24	JPM	SGD	351	260,000	259,931	—	(69)
Expiring 09/18/24	JPM	SGD	291	216,160	215,194	—	(966)
South African Rand,
Expiring 07/02/24	BNP	ZAR	2,200	122,177	120,885	—	(1,292)
Expiring 07/02/24	BOA	ZAR	8,270	440,862	454,419	13,557	—

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 07/02/24	BOA	ZAR	959	$53,055	$52,695	$—	$(360)
Expiring 07/02/24	GSI	ZAR	8,190	431,809	450,022	18,213	—
Expiring 07/02/24	GSI	ZAR	5,780	319,768	317,598	—	(2,170)
Expiring 07/02/24	GSI	ZAR	4,890	271,749	268,696	—	(3,053)
Expiring 07/02/24	GSI	ZAR	4,821	267,009	264,904	—	(2,105)
Expiring 07/02/24	HSBC	ZAR	2,430	129,933	133,524	3,591	—
Expiring 07/02/24	UAG	ZAR	19,867	1,094,420	1,091,649	—	(2,771)
Expiring 08/02/24	BNP	ZAR	8,010	432,596	439,074	6,478	—
Expiring 08/22/24	BNYM	ZAR	8,758	486,426	479,349	—	(7,077)
Expiring 08/22/24	BOA	ZAR	19,501	1,065,842	1,067,291	1,449	—
Expiring 08/22/24	BOA	ZAR	19,145	1,052,862	1,047,816	—	(5,046)
Expiring 08/22/24	DB	ZAR	4,048	223,180	221,546	—	(1,634)
Expiring 09/18/24	JPM	ZAR	1,904	103,517	104,021	504	—
South Korean Won,
Expiring 07/02/24	BARC	KRW	670,060	484,708	486,140	1,432	—
Expiring 07/02/24	BNP	KRW	329,550	238,390	239,094	704	—
Expiring 07/02/24	BOA	KRW	836,240	604,919	606,706	1,787	—
Expiring 07/02/24	CITI	KRW	3,167,648	2,276,427	2,298,181	21,754	—
Expiring 07/02/24	CITI	KRW	774,929	570,997	562,223	—	(8,774)
Expiring 07/02/24	CITI	KRW	675,230	489,758	489,890	132	—
Expiring 07/02/24	CITI	KRW	658,500	482,453	477,753	—	(4,700)
Expiring 07/02/24	CITI	KRW	658,500	482,382	477,752	—	(4,630)
Expiring 07/02/24	CITI	KRW	501,410	364,980	363,781	—	(1,199)
Expiring 07/02/24	CITI	KRW	465,710	338,895	337,880	—	(1,015)
Expiring 07/02/24	CITI	KRW	338,030	245,020	245,246	226	—
Expiring 07/02/24	CITI	KRW	335,850	244,166	243,665	—	(501)
Expiring 07/02/24	CITI	KRW	334,180	243,093	242,453	—	(640)
Expiring 07/02/24	CITI	KRW	332,350	241,165	241,125	—	(40)
Expiring 07/02/24	CITI	KRW	332,350	240,973	241,125	152	—
Expiring 07/02/24	CITI	KRW	331,860	243,594	240,770	—	(2,824)
Expiring 07/02/24	CITI	KRW	331,860	243,221	240,770	—	(2,451)
Expiring 07/02/24	CITI	KRW	329,910	240,372	239,356	—	(1,016)
Expiring 07/02/24	CITI	KRW	208,880	153,027	151,546	—	(1,481)
Expiring 07/02/24	CITI	KRW	168,840	121,985	122,496	511	—
Expiring 07/02/24	CITI	KRW	167,500	122,370	121,524	—	(846)
Expiring 07/02/24	CITI	KRW	167,130	122,395	121,256	—	(1,139)
Expiring 07/02/24	DB	KRW	335,570	242,745	243,462	717	—
Expiring 07/02/24	DB	KRW	167,740	121,234	121,698	464	—
Expiring 07/02/24	GSI	KRW	339,030	244,360	245,972	1,612	—
Expiring 07/02/24	JPM	KRW	339,030	244,014	245,972	1,958	—
Expiring 07/02/24	JPM	KRW	167,870	123,021	121,792	—	(1,229)
Expiring 07/02/24	JPM	KRW	167,870	122,961	121,792	—	(1,169)
Expiring 07/02/24	JPM	KRW	167,870	122,813	121,793	—	(1,020)
Expiring 07/02/24	JPM	KRW	167,220	122,709	121,321	—	(1,388)
Expiring 07/02/24	JPM	KRW	167,210	121,829	121,314	—	(515)
Expiring 07/18/24	BARC	KRW	1,732,662	1,257,813	1,256,778	—	(1,035)
Expiring 07/18/24	CITI	KRW	1,474,794	1,092,035	1,069,734	—	(22,301)
Expiring 08/02/24	CITI	KRW	3,130,619	2,253,525	2,272,743	19,218	—
Swedish Krona,
Expiring 07/02/24	BARC	SEK	2,550	246,710	240,633	—	(6,077)
Expiring 07/02/24	BARC	SEK	1,250	119,252	117,958	—	(1,294)
Expiring 07/02/24	BNP	SEK	6,360	612,347	600,168	—	(12,179)
Expiring 07/02/24	BNP	SEK	3,830	361,421	361,422	1	—
Expiring 07/02/24	BNP	SEK	2,610	244,535	246,295	1,760	—
Expiring 07/02/24	BNP	SEK	2,550	242,643	240,634	—	(2,009)

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 07/02/24	BNP	SEK	1,913	$182,273	$180,522	$—	$(1,751)
Expiring 07/02/24	BNP	SEK	1,280	122,156	120,789	—	(1,367)
Expiring 07/02/24	BNP	SEK	1,280	122,748	120,788	—	(1,960)
Expiring 07/02/24	BNP	SEK	1,280	122,661	120,788	—	(1,873)
Expiring 07/02/24	BNP	SEK	1,260	120,887	118,902	—	(1,985)
Expiring 07/02/24	BNP	SEK	1,260	120,985	118,902	—	(2,083)
Expiring 07/02/24	CITI	SEK	5,110	482,034	482,211	177	—
Expiring 07/02/24	CITI	SEK	3,825	364,407	360,950	—	(3,457)
Expiring 07/02/24	CITI	SEK	2,610	245,164	246,295	1,131	—
Expiring 07/02/24	CITI	SEK	1,530	147,260	144,380	—	(2,880)
Expiring 07/02/24	CITI	SEK	1,340	129,134	126,450	—	(2,684)
Expiring 07/02/24	CITI	SEK	1,304	125,362	123,053	—	(2,309)
Expiring 07/02/24	DB	SEK	2,610	244,242	246,295	2,053	—
Expiring 07/02/24	GSI	SEK	7,670	725,352	723,787	—	(1,565)
Expiring 07/02/24	GSI	SEK	3,830	361,089	361,422	333	—
Expiring 07/02/24	GSI	SEK	2,560	241,870	241,578	—	(292)
Expiring 07/02/24	GSI	SEK	2,560	244,647	241,577	—	(3,070)
Expiring 07/02/24	GSI	SEK	2,550	244,548	240,633	—	(3,915)
Expiring 07/02/24	GSI	SEK	2,531	238,526	238,840	314	—
Expiring 07/02/24	GSI	SEK	1,912	182,156	180,428	—	(1,728)
Expiring 07/02/24	GSI	SEK	1,280	121,939	120,789	—	(1,150)
Expiring 07/02/24	GSI	SEK	1,270	122,664	119,845	—	(2,819)
Expiring 07/02/24	HSBC	SEK	7,630	734,448	720,013	—	(14,435)
Expiring 07/02/24	JPM	SEK	7,650	720,032	721,900	1,868	—
Expiring 07/02/24	JPM	SEK	3,110	298,183	293,479	—	(4,704)
Expiring 07/02/24	JPM	SEK	2,580	247,174	243,465	—	(3,709)
Expiring 07/02/24	JPM	SEK	1,280	120,434	120,788	354	—
Expiring 07/02/24	JPM	SEK	1,270	122,138	119,845	—	(2,293)
Expiring 07/02/24	MSI	SEK	1,280	122,454	120,789	—	(1,665)
Expiring 07/02/24	SCS	SEK	1,290	121,719	121,732	13	—
Expiring 07/02/24	SCS	SEK	1,260	120,398	118,901	—	(1,497)
Expiring 07/02/24	UAG	SEK	40,942	3,911,905	3,863,535	—	(48,370)
Expiring 07/02/24	UAG	SEK	2,570	242,428	242,521	93	—
Expiring 07/02/24	UAG	SEK	2,550	246,988	240,633	—	(6,355)
Expiring 08/02/24	BNP	SEK	3,880	367,016	366,732	—	(284)
Expiring 08/02/24	BNP	SEK	3,860	365,140	364,842	—	(298)
Expiring 08/02/24	JPM	SEK	3,860	365,938	364,843	—	(1,095)
Swiss Franc,
Expiring 07/02/24	BARC	CHF	110	123,373	122,491	—	(882)
Expiring 07/02/24	BARC	CHF	110	123,343	122,492	—	(851)
Expiring 07/02/24	BNP	CHF	655	732,464	729,381	—	(3,083)
Expiring 07/02/24	BNP	CHF	655	732,995	729,381	—	(3,614)
Expiring 07/02/24	BNP	CHF	435	487,427	484,398	—	(3,029)
Expiring 07/02/24	BNP	CHF	435	487,439	484,398	—	(3,041)
Expiring 07/02/24	BNP	CHF	325	364,957	361,907	—	(3,050)
Expiring 07/02/24	BNP	CHF	220	244,479	244,983	504	—
Expiring 07/02/24	BNP	CHF	220	246,327	244,983	—	(1,344)
Expiring 07/02/24	BNP	CHF	220	241,975	244,983	3,008	—
Expiring 07/02/24	BNP	CHF	215	241,163	239,416	—	(1,747)
Expiring 07/02/24	BNP	CHF	110	123,222	122,491	—	(731)
Expiring 07/02/24	BNP	CHF	110	123,719	122,492	—	(1,227)
Expiring 07/02/24	BOA	CHF	110	123,619	122,492	—	(1,127)
Expiring 07/02/24	CITI	CHF	1,090	1,227,940	1,213,780	—	(14,160)
Expiring 07/02/24	DB	CHF	110	123,754	122,492	—	(1,262)
Expiring 07/02/24	GSI	CHF	220	243,469	244,983	1,514	—

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/02/24	HSBC	CHF	325	$364,679	$361,907	$—	$(2,772)
Expiring 07/02/24	JPM	CHF	655	732,129	729,381	—	(2,748)
Expiring 07/02/24	MSI	CHF	220	245,024	244,983	—	(41)
Expiring 07/02/24	MSI	CHF	220	244,649	244,983	334	—
Expiring 07/02/24	MSI	CHF	220	244,614	244,983	369	—
Expiring 07/02/24	MSI	CHF	110	123,057	122,492	—	(565)
Expiring 07/02/24	SCS	CHF	655	734,105	729,381	—	(4,724)
Expiring 07/02/24	SCS	CHF	110	122,925	122,492	—	(433)
Expiring 07/02/24	SG	CHF	435	486,656	484,398	—	(2,258)
Expiring 07/02/24	SG	CHF	435	486,558	484,398	—	(2,160)
Expiring 07/02/24	SG	CHF	220	243,494	244,983	1,489	—
Expiring 07/02/24	SG	CHF	110	123,393	122,492	—	(901)
Expiring 07/02/24	SG	CHF	110	123,278	122,491	—	(787)
Expiring 07/02/24	UAG	CHF	5,314	5,925,777	5,917,453	—	(8,324)
Expiring 07/02/24	UAG	CHF	2,678	2,968,458	2,982,112	13,654	—
Expiring 08/02/24	BOA	CHF	660	738,858	737,792	—	(1,066)
Expiring 08/02/24	BOA	CHF	655	733,261	732,204	—	(1,057)
Expiring 08/02/24	CITI	CHF	110	123,032	122,965	—	(67)
Expiring 08/02/24	JPM	CHF	655	733,639	732,204	—	(1,435)
Expiring 08/02/24	JPM	CHF	110	123,304	122,965	—	(339)
Expiring 09/18/24	JPM	CHF	229	258,000	257,192	—	(808)
Thai Baht,
Expiring 07/02/24	BARC	THB	59,139	1,611,417	1,612,041	624	—
Expiring 07/02/24	BARC	THB	10,090	277,046	275,039	—	(2,007)
Expiring 07/02/24	BARC	THB	4,490	123,385	122,391	—	(994)
Expiring 07/02/24	BARC	THB	1,790	49,192	48,793	—	(399)
Expiring 07/02/24	BARC	THB	890	24,374	24,261	—	(113)
Expiring 07/02/24	BARC	THB	890	24,457	24,260	—	(197)
Expiring 07/02/24	SCS	THB	4,410	120,268	120,210	—	(58)
Expiring 07/02/24	UAG	THB	6,170	168,396	168,185	—	(211)
Turkish Lira,
Expiring 07/02/24	BARC	TRY	4,458	134,964	135,944	980	—
Expiring 07/02/24	BARC	TRY	4,458	133,709	135,944	2,235	—
Expiring 07/02/24	BARC	TRY	1,892	56,833	57,696	863	—
Expiring 07/02/24	BNP	TRY	2,702	81,623	82,396	773	—
Expiring 08/02/24	BARC	TRY	4,526	132,609	133,242	633	—
Expiring 08/02/24	BARC	TRY	4,526	131,911	133,241	1,330	—
Expiring 08/02/24	BARC	TRY	4,458	129,649	131,239	1,590	—

				$401,084,521	$398,013,979	432,332	(3,502,874)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/24	BARC	AUD	12,416	$8,274,792	$8,283,529	$ —	$(8,737)
Expiring 07/02/24	BARC	AUD	6,870	4,571,985	4,583,428	—	(11,443)
Expiring 07/02/24	BNP	AUD	1,110	734,396	740,554	—	(6,158)
Expiring 07/02/24	BNP	AUD	1,105	729,475	737,218	—	(7,743)
Expiring 07/02/24	BNP	AUD	1,100	732,870	733,882	—	(1,012)
Expiring 07/02/24	BNP	AUD	1,095	727,519	730,547	—	(3,028)
Expiring 07/02/24	BNP	AUD	550	367,234	366,941	293	—
Expiring 07/02/24	BNP	AUD	365	243,461	243,516	—	(55)
Expiring 07/02/24	BNP	AUD	365	243,191	243,516	—	(325)

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/02/24	BNP	AUD	365	$242,893	$243,515	$—	$(622)
Expiring 07/02/24	BNP	AUD	290	191,189	193,478	—	(2,289)
Expiring 07/02/24	BNP	AUD	220	146,774	146,777	—	(3)
Expiring 07/02/24	BNP	AUD	185	123,401	123,426	—	(25)
Expiring 07/02/24	BNP	AUD	185	123,115	123,426	—	(311)
Expiring 07/02/24	BNP	AUD	180	119,770	120,090	—	(320)
Expiring 07/02/24	BNP	AUD	180	119,522	120,090	—	(568)
Expiring 07/02/24	BNP	AUD	180	119,577	120,090	—	(513)
Expiring 07/02/24	BNP	AUD	63	42,149	42,031	118	—
Expiring 07/02/24	CITI	AUD	360	238,837	240,179	—	(1,342)
Expiring 07/02/24	GSI	AUD	114	76,188	76,057	131	—
Expiring 07/02/24	JPM	AUD	370	246,543	246,852	—	(309)
Expiring 07/02/24	JPM	AUD	185	123,257	123,425	—	(168)
Expiring 07/02/24	JPM	AUD	38	25,426	25,352	74	—
Expiring 07/02/24	MSI	AUD	735	489,265	490,367	—	(1,102)
Expiring 07/02/24	MSI	AUD	365	243,547	243,516	31	—
Expiring 07/02/24	MSI	AUD	365	241,730	243,515	—	(1,785)
Expiring 07/02/24	MSI	AUD	365	243,192	243,516	—	(324)
Expiring 07/02/24	MSI	AUD	365	243,298	243,516	—	(218)
Expiring 07/02/24	MSI	AUD	114	76,004	76,057	—	(53)
Expiring 07/02/24	SCS	AUD	365	243,711	243,516	195	—
Expiring 07/02/24	SCS	AUD	360	239,292	240,180	—	(888)
Expiring 07/02/24	TD	AUD	4,580	3,043,868	3,055,619	—	(11,751)
Expiring 07/02/24	UAG	AUD	370	246,281	246,850	—	(569)
Expiring 07/02/24	UAG	AUD	51	34,147	34,025	122	—
Expiring 07/02/24	WBC	AUD	735	490,282	490,367	—	(85)
Expiring 08/02/24	BARC	AUD	7,450	4,962,207	4,974,743	—	(12,536)
Expiring 08/02/24	BNP	AUD	1,105	738,346	737,864	482	—
Expiring 08/02/24	BNP	AUD	1,105	735,105	737,865	—	(2,760)
Expiring 08/02/24	BNP	AUD	1,100	734,025	734,525	—	(500)
Expiring 08/02/24	BNP	AUD	1,100	732,942	734,526	—	(1,584)
Expiring 08/02/24	DB	AUD	1,100	735,185	734,526	659	—
Expiring 08/02/24	DB	AUD	370	247,047	247,068	—	(21)
Expiring 08/02/24	GSI	AUD	1,105	735,831	737,865	—	(2,034)
Expiring 08/02/24	JPM	AUD	1,100	734,561	734,525	36	—
Expiring 08/02/24	JPM	AUD	315	210,730	210,342	388	—
Expiring 08/02/24	MSI	AUD	735	491,027	490,797	230	—
Expiring 08/02/24	SCS	AUD	1,100	734,672	734,526	146	—
Expiring 08/02/24	SCS	AUD	185	123,180	123,533	—	(353)
Expiring 08/02/24	SCS	AUD	185	123,359	123,534	—	(175)
Expiring 08/02/24	TD	AUD	4,966	3,303,224	3,316,050	—	(12,826)
Expiring 09/18/24	JPM	AUD	2,467	1,656,767	1,649,482	7,285	—
Expiring 09/19/24	MSI	AUD	11,157	7,423,808	7,459,010	—	(35,202)
Brazilian Real,
Expiring 07/02/24	BOA	BRL	2,380	440,007	425,574	14,433	—
Expiring 07/02/24	CITI	BRL	5,659	1,017,943	1,011,837	6,106	—
Expiring 07/02/24	CITI	BRL	1,885	359,219	337,062	22,157	—
Expiring 07/02/24	CITI	BRL	1,240	230,612	221,728	8,884	—
Expiring 07/02/24	CITI	BRL	1,060	196,916	189,541	7,375	—
Expiring 07/02/24	DB	BRL	1,410	260,292	252,126	8,166	—
Expiring 07/02/24	DB	BRL	920	165,500	164,507	993	—
Expiring 07/02/24	DB	BRL	260	48,421	46,491	1,930	—
Expiring 07/02/24	GSI	BRL	4,260	766,339	761,743	4,596	—
Expiring 07/02/24	GSI	BRL	655	125,402	117,122	8,280	—
Expiring 07/02/24	HSBC	BRL	5,191	933,902	928,301	5,601	—

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 07/02/24	MSI	BRL	5,566	$1,022,957	$995,292	$27,665	$—
Expiring 07/02/24	MSI	BRL	5,284	998,771	944,846	53,925	—
British Pound,
Expiring 07/02/24	BNP	GBP	575	731,629	726,875	4,754	—
Expiring 07/02/24	BNP	GBP	379	484,376	479,105	5,271	—
Expiring 07/02/24	BNP	GBP	379	484,349	479,105	5,244	—
Expiring 07/02/24	BNP	GBP	342	436,850	432,333	4,517	—
Expiring 07/02/24	BNP	GBP	268	340,827	338,787	2,040	—
Expiring 07/02/24	BNP	GBP	258	327,937	326,146	1,791	—
Expiring 07/02/24	BNP	GBP	224	284,754	283,165	1,589	—
Expiring 07/02/24	BNP	GBP	123	155,900	155,488	412	—
Expiring 07/02/24	BNP	GBP	114	144,872	144,111	761	—
Expiring 07/02/24	BNP	GBP	96	122,852	121,356	1,496	—
Expiring 07/02/24	BNP	GBP	95	121,205	120,092	1,113	—
Expiring 07/02/24	BNP	GBP	71	90,280	89,753	527	—
Expiring 07/02/24	CBA	GBP	96	121,749	121,356	393	—
Expiring 07/02/24	CIBC	GBP	327	416,235	413,371	2,864	—
Expiring 07/02/24	CITI	GBP	95	121,354	120,092	1,262	—
Expiring 07/02/24	CITI	GBP	95	120,857	120,092	765	—
Expiring 07/02/24	GSI	GBP	191	242,588	241,449	1,139	—
Expiring 07/02/24	HSBC	GBP	206	262,435	260,411	2,024	—
Expiring 07/02/24	JPM	GBP	3,823	4,829,770	4,833,071	—	(3,301)
Expiring 07/02/24	MSI	GBP	197	250,474	249,033	1,441	—
Expiring 07/02/24	MSI	GBP	96	121,708	121,357	351	—
Expiring 07/02/24	MSI	GBP	96	121,604	121,356	248	—
Expiring 07/02/24	MSI	GBP	94	119,880	118,828	1,052	—
Expiring 07/02/24	RBC	GBP	573	731,340	724,347	6,993	—
Expiring 07/02/24	RBC	GBP	190	242,913	240,185	2,728	—
Expiring 07/02/24	SCS	GBP	288	366,988	364,070	2,918	—
Expiring 07/02/24	SCS	GBP	101	127,906	127,677	229	—
Expiring 07/02/24	TD	GBP	14,675	18,670,621	18,551,112	119,509	—
Expiring 07/02/24	TD	GBP	176	224,167	222,487	1,680	—
Expiring 07/02/24	UAG	GBP	1,156	1,467,311	1,461,335	5,976	—
Expiring 07/02/24	UAG	GBP	72	91,562	91,017	545	—
Expiring 07/02/24	WBC	GBP	191	244,311	241,449	2,862	—
Expiring 08/02/24	BARC	GBP	101	127,918	127,703	215	—
Expiring 08/02/24	BNP	GBP	239	302,179	302,189	—	(10)
Expiring 08/02/24	CITI	GBP	579	734,055	732,080	1,975	—
Expiring 08/02/24	SCS	GBP	101	127,683	127,703	—	(20)
Expiring 08/02/24	UAG	GBP	14,546	18,466,322	18,391,766	74,556	—
Expiring 08/29/24	MSI	GBP	11,511	14,601,369	14,558,188	43,181	—
Expiring 09/18/24	JPM	GBP	211	269,733	267,256	2,477	—
Expiring 09/18/24	JPM	GBP	205	260,000	259,598	402	—
Expiring 09/27/24	JPM	GBP	3,070	3,878,410	3,882,756	—	(4,346)
Canadian Dollar,
Expiring 07/02/24	BARC	CAD	630	458,130	460,553	—	(2,423)
Expiring 07/02/24	BARC	CAD	240	175,457	175,448	9	—
Expiring 07/02/24	BARC	CAD	170	123,575	124,276	—	(701)
Expiring 07/02/24	BNP	CAD	1,005	734,807	734,691	116	—
Expiring 07/02/24	BNP	CAD	990	727,264	723,726	3,538	—
Expiring 07/02/24	BNP	CAD	990	723,814	723,726	88	—
Expiring 07/02/24	BNP	CAD	330	242,111	241,242	869	—
Expiring 07/02/24	GSI	CAD	335	244,739	244,897	—	(158)
Expiring 07/02/24	HSBC	CAD	2,010	1,462,060	1,469,383	—	(7,323)
Expiring 07/02/24	MSI	CAD	165	120,509	120,621	—	(112)

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/02/24	RBC	CAD	8,581	$6,294,471	$6,273,021	$21,450	$—
Expiring 07/02/24	RBC	CAD	165	121,150	120,621	529	—
Expiring 07/02/24	RBC	CAD	165	120,067	120,621	—	(554)
Expiring 07/02/24	RBC	CAD	165	120,607	120,621	—	(14)
Expiring 07/02/24	RBC	CAD	165	121,276	120,621	655	—
Expiring 07/02/24	SCS	CAD	710	518,356	519,036	—	(680)
Expiring 07/02/24	SCS	CAD	330	242,109	241,242	867	—
Expiring 07/02/24	SCS	CAD	330	242,115	241,242	873	—
Expiring 07/02/24	SCS	CAD	170	123,969	124,276	—	(307)
Expiring 07/02/24	SCS	CAD	170	123,785	124,276	—	(491)
Expiring 07/02/24	SCS	CAD	165	120,885	120,621	264	—
Expiring 07/02/24	SG	CAD	165	120,989	120,621	368	—
Expiring 07/02/24	TD	CAD	170	124,098	124,277	—	(179)
Expiring 07/02/24	UAG	CAD	165	120,458	120,621	—	(163)
Expiring 07/23/24	JPM	CAD	1,688	1,232,174	1,234,602	—	(2,428)
Expiring 07/31/24	JPM	CAD	1,636	1,192,034	1,196,675	—	(4,641)
Expiring 08/02/24	BNP	CAD	502	367,517	367,249	268	—
Expiring 08/02/24	JPM	CAD	670	490,712	490,154	558	—
Expiring 08/02/24	MSI	CAD	6,131	4,482,807	4,485,275	—	(2,468)
Expiring 08/02/24	UAG	CAD	503	368,364	367,982	382	—
Expiring 08/23/24	CITI	CAD	12,836	9,331,413	9,395,073	—	(63,660)
Expiring 09/18/24	JPM	CAD	1,662	1,211,993	1,217,155	—	(5,162)
Expiring 09/18/24	JPM	CAD	857	624,872	627,773	—	(2,901)
Expiring 09/18/24	JPM	CAD	693	507,424	507,775	—	(351)
Chilean Peso,
Expiring 07/02/24	BARC	CLP	259,200	279,853	275,422	4,431	—
Expiring 07/02/24	BARC	CLP	186,800	197,810	198,491	—	(681)
Expiring 07/02/24	DB	CLP	206,300	228,082	219,211	8,871	—
Expiring 07/02/24	MSI	CLP	667,202	736,572	708,958	27,614	—
Expiring 07/02/24	MSI	CLP	67,400	74,270	71,618	2,652	—
Expiring 07/02/24	MSI	CLP	66,900	73,187	71,087	2,100	—
Expiring 07/02/24	MSI	CLP	64,100	67,878	68,112	—	(234)
Expiring 07/02/24	MSI	CLP	44,600	48,802	47,391	1,411	—
Expiring 07/02/24	MSI	CLP	44,600	48,616	47,392	1,224	—
Expiring 07/02/24	MSI	CLP	403	426	428	—	(2)
Expiring 07/19/24	BOA	CLP	990,098	1,069,452	1,051,946	17,506	—
Expiring 08/02/24	MSI	CLP	284,102	300,526	301,824	—	(1,298)
Chinese Renminbi,
Expiring 07/02/24	BNP	CNH	1,610	222,013	220,618	1,395	—
Expiring 07/02/24	BNP	CNH	992	137,135	135,934	1,201	—
Expiring 07/02/24	CITI	CNH	2,688	371,311	368,336	2,975	—
Expiring 07/02/24	JPM	CNH	5,270	726,553	722,148	4,405	—
Expiring 07/02/24	JPM	CNH	1,385	191,319	189,787	1,532	—
Expiring 07/02/24	JPM	CNH	1,383	190,647	189,513	1,134	—
Expiring 07/02/24	JPM	CNH	1,136	155,972	155,666	306	—
Expiring 07/02/24	JPM	CNH	878	121,117	120,312	805	—
Expiring 07/02/24	UAG	CNH	36,048	4,970,801	4,939,655	31,146	—
Expiring 07/23/24	BOA	CNH	16,971	2,351,365	2,329,628	21,737	—
Expiring 07/23/24	CITI	CNH	3,950	546,311	542,273	4,038	—
Expiring 07/23/24	HSBC	CNH	15,591	2,158,883	2,140,086	18,797	—
Expiring 08/02/24	UAG	CNH	40,487	5,560,370	5,561,605	—	(1,235)
Expiring 09/19/24	JPM	CNH	6,158	853,214	848,923	4,291	—
Expiring 05/22/25	JPM	CNH	1,760	249,073	246,860	2,213	—
Expiring 06/20/25	CITI	CNH	1,784	251,299	250,696	603	—

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 07/02/24	BARC	COP	554,600	$133,378	$133,488	$—	$(110)
Expiring 07/02/24	BARC	COP	345,300	83,509	83,111	398	—
Expiring 07/02/24	BNP	COP	443,860	106,237	106,833	—	(596)
Expiring 07/02/24	BNP	COP	160,040	38,489	38,521	—	(32)
Expiring 07/02/24	BOA	COP	1,109,650	266,359	267,084	—	(725)
Expiring 07/02/24	BOA	COP	996,500	239,653	239,850	—	(197)
Expiring 07/02/24	CITI	COP	2,249,578	552,044	541,456	10,588	—
Expiring 07/02/24	CITI	COP	1,737,856	417,945	418,288	—	(343)
Expiring 07/02/24	CITI	COP	993,300	253,199	239,079	14,120	—
Expiring 07/02/24	CITI	COP	594,409	153,263	143,069	10,194	—
Expiring 07/02/24	CITI	COP	226,900	58,389	54,613	3,776	—
Expiring 07/02/24	JPM	COP	198,500	49,605	47,777	1,828	—
Expiring 07/02/24	MSI	COP	2,323,005	558,670	559,129	—	(459)
Expiring 07/02/24	MSI	COP	1,386,956	357,053	333,829	23,224	—
Expiring 07/02/24	SCS	COP	911,100	230,076	219,295	10,781	—
Expiring 07/02/24	SCS	COP	665,790	159,950	160,251	—	(301)
Expiring 07/02/24	SCS	COP	246,000	60,546	59,210	1,336	—
Expiring 07/19/24	BOA	COP	4,230,746	1,081,203	1,015,142	66,061	—
Expiring 07/19/24	MSI	COP	8,946,606	2,268,323	2,146,683	121,640	—
Expiring 08/02/24	CITI	COP	2,738,465	668,138	655,644	12,494	—
Expiring 08/08/24	JPM	COP	201,244	50,904	48,145	2,759	—
Czech Koruna,
Expiring 07/02/24	BARC	CZK	9,240	406,951	395,045	11,906	—
Expiring 07/02/24	BNP	CZK	5,362	229,323	229,246	77	—
Expiring 07/02/24	BNP	CZK	4,580	200,659	195,812	4,847	—
Expiring 07/02/24	BNP	CZK	2,200	96,532	94,058	2,474	—
Expiring 07/02/24	BNP	CZK	1,940	85,518	82,942	2,576	—
Expiring 07/02/24	BOA	CZK	12,018	514,590	513,815	775	—
Expiring 07/02/24	DB	CZK	3,720	163,512	159,044	4,468	—
Expiring 07/02/24	DB	CZK	3,100	135,967	132,537	3,430	—
Expiring 07/02/24	DB	CZK	1,910	81,944	81,660	284	—
Expiring 07/02/24	GSI	CZK	1,660	72,685	70,971	1,714	—
Expiring 07/02/24	HSBC	CZK	2,910	126,594	124,414	2,180	—
Expiring 07/02/24	MSI	CZK	3,410	148,792	145,791	3,001	—
Expiring 07/02/24	MSI	CZK	1,380	60,812	59,000	1,812	—
Expiring 07/02/24	MSI	CZK	1,370	59,860	58,572	1,288	—
Expiring 07/02/24	MSI	CZK	1,110	48,642	47,456	1,186	—
Expiring 07/11/24	BOA	CZK	25,756	1,090,919	1,101,355	—	(10,436)
Expiring 07/11/24	CITI	CZK	24,606	1,062,390	1,052,193	10,197	—
Expiring 07/29/24	JPM	CZK	5,994	255,442	256,390	—	(948)
Expiring 08/02/24	HSBC	CZK	10,020	432,762	428,666	4,096	—
Expiring 08/02/24	MSI	CZK	1,140	49,246	48,771	475	—
Danish Krone,
Expiring 07/02/24	UAG	DKK	835	121,974	119,931	2,043	—
Expiring 08/02/24	CITI	DKK	835	120,359	120,151	208	—
Euro,
Expiring 07/02/24	BARC	EUR	675	727,632	723,024	4,608	—
Expiring 07/02/24	BARC	EUR	675	726,502	723,024	3,478	—
Expiring 07/02/24	BARC	EUR	571	611,578	611,624	—	(46)
Expiring 07/02/24	BARC	EUR	228	244,203	244,222	—	(19)
Expiring 07/02/24	BARC	EUR	113	120,884	121,040	—	(156)
Expiring 07/02/24	BNP	EUR	447	486,592	478,803	7,789	—
Expiring 07/02/24	BNP	EUR	446	485,706	477,732	7,974	—
Expiring 07/02/24	BNP	EUR	232	249,175	248,506	669	—
Expiring 07/02/24	BNP	EUR	197	210,546	211,016	—	(470)

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/02/24	BOA	EUR	339	$369,518	$363,486	$6,032	$—
Expiring 07/02/24	BOA	EUR	239	259,742	255,636	4,106	—
Expiring 07/02/24	BOA	EUR	223	243,088	238,866	4,222	—
Expiring 07/02/24	BOA	EUR	167	181,426	178,882	2,544	—
Expiring 07/02/24	CITI	EUR	446	484,232	477,731	6,501	—
Expiring 07/02/24	CITI	EUR	331	359,233	354,550	4,683	—
Expiring 07/02/24	CITI	EUR	113	122,371	121,039	1,332	—
Expiring 07/02/24	DB	EUR	58,771	64,055,982	62,952,353	1,103,629	—
Expiring 07/02/24	DB	EUR	113	120,822	121,039	—	(217)
Expiring 07/02/24	GSI	EUR	455	487,251	487,371	—	(120)
Expiring 07/02/24	HSBC	EUR	272	290,517	291,352	—	(835)
Expiring 07/02/24	JPM	EUR	722	787,043	773,368	13,675	—
Expiring 07/02/24	JPM	EUR	674	724,230	721,953	2,277	—
Expiring 07/02/24	JPM	EUR	669	726,757	716,597	10,160	—
Expiring 07/02/24	JPM	EUR	171	186,236	183,166	3,070	—
Expiring 07/02/24	JPM	EUR	112	121,977	119,968	2,009	—
Expiring 07/02/24	RBC	EUR	681	728,841	729,451	—	(610)
Expiring 07/02/24	RBC	EUR	678	728,893	726,238	2,655	—
Expiring 07/02/24	RBC	EUR	672	731,065	719,810	11,255	—
Expiring 07/02/24	RBC	EUR	668	727,885	715,526	12,359	—
Expiring 07/02/24	RBC	EUR	111	120,878	118,898	1,980	—
Expiring 07/02/24	SCS	EUR	506	548,664	542,000	6,664	—
Expiring 07/02/24	SCS	EUR	449	485,874	480,945	4,929	—
Expiring 07/02/24	SCS	EUR	449	489,206	480,945	8,261	—
Expiring 07/02/24	SCS	EUR	446	485,868	477,731	8,137	—
Expiring 07/02/24	SCS	EUR	445	484,666	476,660	8,006	—
Expiring 07/02/24	SCS	EUR	337	360,301	360,977	—	(676)
Expiring 07/02/24	SCS	EUR	228	245,037	244,222	815	—
Expiring 07/02/24	SCS	EUR	228	244,941	244,222	719	—
Expiring 07/02/24	SCS	EUR	224	243,863	239,937	3,926	—
Expiring 07/02/24	SCS	EUR	223	242,597	238,865	3,732	—
Expiring 07/02/24	SCS	EUR	223	242,885	238,866	4,019	—
Expiring 07/02/24	SCS	EUR	222	241,227	237,794	3,433	—
Expiring 07/02/24	SCS	EUR	114	121,872	122,111	—	(239)
Expiring 07/02/24	SCS	EUR	113	121,583	121,039	544	—
Expiring 07/02/24	SCS	EUR	112	121,948	119,969	1,979	—
Expiring 07/02/24	SCS	EUR	111	120,725	118,897	1,828	—
Expiring 07/02/24	SG	EUR	449	489,353	480,945	8,408	—
Expiring 07/02/24	TD	EUR	224	243,957	239,937	4,020	—
Expiring 07/02/24	TD	EUR	223	243,089	238,866	4,223	—
Expiring 07/02/24	TD	EUR	113	122,676	121,039	1,637	—
Expiring 07/02/24	TD	EUR	113	121,010	121,040	—	(30)
Expiring 07/11/24	JPM	EUR	4,239	4,539,811	4,542,583	—	(2,772)
Expiring 07/24/24	JPM	EUR	12,152	13,221,506	13,030,508	190,998	—
Expiring 07/30/24	JPM	EUR	28,673	31,015,149	30,755,233	259,916	—
Expiring 07/30/24	JPM	EUR	3,911	4,200,078	4,195,424	4,654	—
Expiring 07/30/24	JPM	EUR	324	347,209	347,126	83	—
Expiring 07/30/24	JPM	EUR	234	255,262	251,137	4,125	—
Expiring 08/02/24	BARC	EUR	120	128,596	128,734	—	(138)
Expiring 08/02/24	BNP	EUR	684	734,050	733,780	270	—
Expiring 08/02/24	BNP	EUR	287	308,039	307,888	151	—
Expiring 08/02/24	BOA	EUR	685	735,135	734,853	282	—
Expiring 08/02/24	DB	EUR	59,299	63,718,377	63,614,691	103,686	—
Expiring 08/02/24	JPM	EUR	684	734,446	733,780	666	—
Expiring 08/02/24	JPM	EUR	100	106,982	107,278	—	(296)

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/02/24	SCS	EUR	114	$121,921	$122,297	$—	$(376)
Expiring 08/02/24	TD	EUR	114	122,240	122,297	—	(57)
Expiring 08/08/24	JPM	EUR	13,142	14,150,972	14,103,103	47,869	—
Expiring 08/08/24	JPM	EUR	3,343	3,582,107	3,587,146	—	(5,039)
Expiring 08/08/24	JPM	EUR	1,219	1,308,256	1,308,317	—	(61)
Expiring 08/08/24	JPM	EUR	639	686,158	685,640	518	—
Expiring 08/08/24	JPM	EUR	310	333,504	332,985	519	—
Expiring 08/08/24	JPM	EUR	59	63,240	63,037	203	—
Expiring 08/16/24	JPM	EUR	20,906	22,501,382	22,443,064	58,318	—
Expiring 09/18/24	JPM	EUR	483	518,697	519,315	—	(618)
Expiring 09/18/24	JPM	EUR	365	393,863	392,443	1,420	—
Hong Kong Dollar,
Expiring 04/16/25	BNP	HKD	5,765	742,062	742,690	—	(628)
Expiring 04/17/25	JPM	HKD	5,755	740,765	741,412	—	(647)
Expiring 05/12/25	MSI	HKD	9,460	1,219,544	1,219,142	402	—
Expiring 05/12/25	UAG	HKD	9,505	1,225,455	1,224,940	515	—
Expiring 06/18/25	SCS	HKD	7,645	985,879	985,736	143	—
Hungarian Forint,
Expiring 07/02/24	CITI	HUF	17,300	46,411	46,900	—	(489)
Expiring 07/02/24	GSI	HUF	12,600	35,037	34,159	878	—
Expiring 07/02/24	MSI	HUF	304,479	860,244	825,442	34,802	—
Expiring 07/02/24	MSI	HUF	35,000	96,855	94,885	1,970	—
Expiring 07/02/24	MSI	HUF	31,800	87,769	86,209	1,560	—
Expiring 07/02/24	UAG	HUF	63,800	173,559	172,961	598	—
Expiring 07/11/24	BNYM	HUF	71,196	194,451	192,943	1,508	—
Expiring 07/11/24	CITI	HUF	396,100	1,066,235	1,073,445	—	(7,210)
Expiring 07/11/24	HSBC	HUF	413,236	1,147,108	1,119,886	27,222	—
Expiring 07/11/24	HSBC	HUF	391,535	1,064,964	1,061,075	3,889	—
Expiring 08/02/24	BNP	HUF	331,679	900,597	898,114	2,483	—
Expiring 08/02/24	UAG	HUF	62,900	169,711	170,319	—	(608)
Indian Rupee,
Expiring 07/02/24	CITI	INR	23,954	286,668	287,256	—	(588)
Expiring 07/02/24	CITI	INR	21,527	257,285	258,152	—	(867)
Expiring 07/02/24	CITI	INR	12,243	146,500	146,818	—	(318)
Expiring 07/02/24	DB	INR	99,434	1,191,491	1,192,412	—	(921)
Expiring 07/02/24	DB	INR	2,203	26,330	26,419	—	(89)
Expiring 07/02/24	GSI	INR	16,590	198,794	198,948	—	(154)
Expiring 07/02/24	JPM	INR	12,120	144,943	145,343	—	(400)
Expiring 07/02/24	JPM	INR	10,799	129,090	129,502	—	(412)
Expiring 07/02/24	JPM	INR	10,799	129,097	129,501	—	(404)
Expiring 07/02/24	JPM	INR	10,170	121,593	121,959	—	(366)
Expiring 07/02/24	MSI	INR	30,650	367,271	367,555	—	(284)
Expiring 07/02/24	SCS	INR	33,330	398,458	399,694	—	(1,236)
Expiring 07/02/24	SCS	INR	11,732	140,243	140,690	—	(447)
Expiring 08/02/24	GSI	INR	16,590	198,590	198,757	—	(167)
Expiring 08/02/24	SCS	INR	11,490	137,354	137,656	—	(302)
Expiring 09/13/24	BARC	INR	93,597	1,117,972	1,119,827	—	(1,855)
Expiring 09/18/24	JPM	INR	43,595	520,353	521,511	—	(1,158)
Expiring 09/18/24	JPM	INR	19,190	228,984	229,559	—	(575)
Indonesian Rupiah,
Expiring 07/02/24	BARC	IDR 1,250,000		76,247	76,386	—	(139)
Expiring 07/02/24	GSI	IDR 10,659,068		662,692	651,367	11,325	—
Expiring 07/02/24	GSI	IDR 2,045,000		126,056	124,969	1,087	—
Expiring 07/02/24	JPM	IDR 11,454,068		698,674	699,949	—	(1,275)
Expiring 07/19/24	BARC	IDR 16,561,675		1,015,182	1,012,274	2,908	—

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 07/19/24	BARC	IDR 3,510,202		$220,256	$214,548	$5,708	$—
Expiring 07/19/24	CITI	IDR 19,222,264		1,182,763	1,174,893	7,870	—
Expiring 07/19/24	CITI	IDR 11,564,482		712,011	706,838	5,173	—
Expiring 07/19/24	HSBC	IDR 17,527,629		1,086,446	1,071,314	15,132	—
Expiring 07/19/24	SCB	IDR 11,694,513		725,601	714,785	10,816	—
Expiring 08/02/24	JPM	IDR 11,454,068		698,589	699,872	—	(1,283)
Expiring 09/12/24	JPM	IDR 10,725,945		659,320	654,709	4,611	—
Israeli Shekel,
Expiring 07/02/24	BARC	ILS	571	155,459	151,192	4,267	—
Expiring 07/02/24	DB	ILS	2,105	573,585	557,369	16,216	—
Expiring 07/02/24	GSI	ILS	1,334	363,547	353,221	10,326	—
Expiring 07/02/24	GSI	ILS	855	230,157	226,390	3,767	—
Expiring 07/02/24	GSI	ILS	785	208,982	207,855	1,127	—
Expiring 07/02/24	GSI	ILS	225	61,131	59,576	1,555	—
Expiring 07/02/24	MSI	ILS	265	71,584	70,167	1,417	—
Expiring 07/02/24	MSI	ILS	220	59,915	58,253	1,662	—
Expiring 08/02/24	BNP	ILS	2,496	672,043	661,800	10,243	—
Japanese Yen,
Expiring 07/02/24	BARC	JPY	77,700	489,354	483,232	6,122	—
Expiring 07/02/24	BARC	JPY	57,300	367,262	356,360	10,902	—
Expiring 07/02/24	BARC	JPY	38,200	244,818	237,573	7,245	—
Expiring 07/02/24	BARC	JPY	38,200	243,483	237,574	5,909	—
Expiring 07/02/24	BARC	JPY	38,100	243,492	236,952	6,540	—
Expiring 07/02/24	BARC	JPY	19,500	122,589	121,275	1,314	—
Expiring 07/02/24	BARC	JPY	19,200	122,565	119,408	3,157	—
Expiring 07/02/24	BARC	JPY	19,100	122,033	118,786	3,247	—
Expiring 07/02/24	BARC	JPY	19,100	122,061	118,786	3,275	—
Expiring 07/02/24	BARC	JPY	19,000	120,663	118,165	2,498	—
Expiring 07/02/24	BARC	JPY	19,000	120,883	118,165	2,718	—
Expiring 07/02/24	BARC	JPY	18,800	121,084	116,921	4,163	—
Expiring 07/02/24	BARC	JPY	18,800	121,084	116,921	4,163	—
Expiring 07/02/24	BNP	JPY	1,385,665	8,885,683	8,617,729	267,954	—
Expiring 07/02/24	BNP	JPY	114,400	731,500	711,477	20,023	—
Expiring 07/02/24	BNP	JPY	57,028	364,396	354,668	9,728	—
Expiring 07/02/24	BNP	JPY	38,200	243,442	237,574	5,868	—
Expiring 07/02/24	BNP	JPY	38,100	243,845	236,951	6,894	—
Expiring 07/02/24	BNP	JPY	38,100	244,162	236,951	7,211	—
Expiring 07/02/24	BNP	JPY	37,900	245,323	235,708	9,615	—
Expiring 07/02/24	BNP	JPY	37,800	245,004	235,086	9,918	—
Expiring 07/02/24	BNP	JPY	19,000	121,168	118,164	3,004	—
Expiring 07/02/24	BNP	JPY	18,900	122,637	117,543	5,094	—
Expiring 07/02/24	BNP	JPY	18,800	121,105	116,921	4,184	—
Expiring 07/02/24	BOA	JPY	38,100	243,594	236,952	6,642	—
Expiring 07/02/24	CA	JPY	37,800	245,082	235,085	9,997	—
Expiring 07/02/24	CA	JPY	19,100	122,389	118,787	3,602	—
Expiring 07/02/24	CA	JPY	19,000	122,085	118,164	3,921	—
Expiring 07/02/24	CA	JPY	19,000	122,108	118,165	3,943	—
Expiring 07/02/24	CITI	JPY	229,000	1,466,951	1,424,197	42,754	—
Expiring 07/02/24	CITI	JPY	38,700	244,200	240,683	3,517	—
Expiring 07/02/24	CITI	JPY	38,200	243,508	237,573	5,935	—
Expiring 07/02/24	CITI	JPY	38,100	244,054	236,952	7,102	—
Expiring 07/02/24	CITI	JPY	29,087	187,217	180,898	6,319	—
Expiring 07/02/24	DB	JPY	115,100	734,576	715,830	18,746	—
Expiring 07/02/24	GSI	JPY	95,300	609,614	592,690	16,924	—
Expiring 07/02/24	GSI	JPY	38,700	244,595	240,683	3,912	—

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/02/24	GSI	JPY	38,200	$243,584	$237,574	$6,010	$—
Expiring 07/02/24	GSI	JPY	37,900	245,200	235,708	9,492	—
Expiring 07/02/24	JPM	JPY	114,100	729,568	709,611	19,957	—
Expiring 07/02/24	JPM	JPY	76,400	491,994	475,147	16,847	—
Expiring 07/02/24	JPM	JPY	76,400	491,896	475,147	16,749	—
Expiring 07/02/24	JPM	JPY	38,200	243,529	237,574	5,955	—
Expiring 07/02/24	JPM	JPY	38,100	244,172	236,952	7,220	—
Expiring 07/02/24	JPM	JPY	19,300	121,993	120,030	1,963	—
Expiring 07/02/24	JPM	JPY	19,300	121,965	120,031	1,934	—
Expiring 07/02/24	JPM	JPY	19,000	121,699	118,165	3,534	—
Expiring 07/02/24	MSI	JPY	662,944	4,130,492	4,122,981	7,511	—
Expiring 07/02/24	MSI	JPY	113,200	730,721	704,014	26,707	—
Expiring 07/02/24	MSI	JPY	38,000	243,508	236,330	7,178	—
Expiring 07/02/24	MSI	JPY	37,800	245,539	235,086	10,453	—
Expiring 07/02/24	MSI	JPY	37,800	244,685	235,085	9,600	—
Expiring 07/02/24	MSI	JPY	19,200	122,752	119,409	3,343	—
Expiring 07/02/24	MSI	JPY	19,000	121,448	118,165	3,283	—
Expiring 07/02/24	SCS	JPY	77,200	490,290	480,122	10,168	—
Expiring 07/02/24	SCS	JPY	67,100	429,564	417,308	12,256	—
Expiring 07/02/24	SCS	JPY	38,200	243,500	237,574	5,926	—
Expiring 07/02/24	SCS	JPY	38,100	244,176	236,952	7,224	—
Expiring 07/02/24	SCS	JPY	38,000	243,443	236,329	7,114	—
Expiring 07/02/24	SCS	JPY	37,900	242,540	235,708	6,832	—
Expiring 07/02/24	SCS	JPY	19,100	122,781	118,787	3,994	—
Expiring 07/02/24	SCS	JPY	19,100	121,875	118,787	3,088	—
Expiring 07/02/24	SCS	JPY	19,000	121,171	118,165	3,006	—
Expiring 07/02/24	SCS	JPY	18,900	122,401	117,543	4,858	—
Expiring 07/02/24	UAG	JPY	38,100	244,014	236,952	7,062	—
Expiring 07/29/24	JPM	JPY	1,739,461	11,173,403	10,864,239	309,164	—
Expiring 07/29/24	JPM	JPY	983,314	6,388,493	6,141,532	246,961	—
Expiring 07/29/24	JPM	JPY	334,221	2,168,788	2,087,463	81,325	—
Expiring 08/02/24	BNP	JPY	78,300	490,143	489,346	797	—
Expiring 08/02/24	BNP	JPY	19,500	122,122	121,867	255	—
Expiring 08/02/24	GSI	JPY	117,900	738,786	736,832	1,954	—
Expiring 08/02/24	GSI	JPY	35,000	218,614	218,737	—	(123)
Expiring 08/02/24	MSI	JPY	1,297,065	8,119,419	8,106,176	13,243	—
Expiring 08/16/24	GSI	JPY	1,774,118	11,493,270	11,111,738	381,532	—
Expiring 08/16/24	MSI	JPY	416,320	2,716,590	2,607,516	109,074	—
Expiring 09/09/24	JPM	JPY	1,013,059	6,546,612	6,367,622	178,990	—
Malaysian Ringgit,
Expiring 07/02/24	BNP	MYR	2,189	465,106	464,185	921	—
Expiring 07/02/24	BNP	MYR	840	178,155	178,125	30	—
Expiring 08/02/24	SCS	MYR	3,029	645,769	642,416	3,353	—
Mexican Peso,
Expiring 07/02/24	BARC	MXN	22,371	1,331,290	1,222,075	109,215	—
Expiring 07/02/24	BARC	MXN	7,730	430,419	422,272	8,147	—
Expiring 07/02/24	BARC	MXN	4,460	246,467	243,639	2,828	—
Expiring 07/02/24	BARC	MXN	2,240	120,139	122,366	—	(2,227)
Expiring 07/02/24	BNP	MXN	4,460	246,508	243,639	2,869	—
Expiring 07/02/24	BNP	MXN	4,460	246,158	243,639	2,519	—
Expiring 07/02/24	BNP	MXN	1,640	96,202	89,589	6,613	—
Expiring 07/02/24	BNP	MXN	1,560	83,684	85,219	—	(1,535)
Expiring 07/02/24	BOA	MXN	8,580	468,139	468,706	—	(567)
Expiring 07/02/24	BOA	MXN	8,580	468,139	468,706	—	(567)
Expiring 07/02/24	BOA	MXN	8,580	468,203	468,706	—	(503)

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/02/24	BOA	MXN	7,820	$443,411	$427,188	$16,223	$—
Expiring 07/02/24	CITI	MXN	7,730	460,620	422,271	38,349	—
Expiring 07/02/24	CITI	MXN	2,170	121,977	118,542	3,435	—
Expiring 07/02/24	CITI	MXN	1,340	70,958	73,201	—	(2,243)
Expiring 07/02/24	CITI	MXN	1,290	72,002	70,469	1,533	—
Expiring 07/02/24	CITI	MXN	1,240	69,839	67,738	2,101	—
Expiring 07/02/24	CITI	MXN	860	47,978	46,980	998	—
Expiring 07/02/24	CITI	MXN	830	46,622	45,341	1,281	—
Expiring 07/02/24	DB	MXN	2,650	150,344	144,764	5,580	—
Expiring 07/02/24	GSI	MXN	8,260	471,518	451,225	20,293	—
Expiring 07/02/24	GSI	MXN	7,730	440,823	422,272	18,551	—
Expiring 07/02/24	GSI	MXN	7,670	431,287	418,995	12,292	—
Expiring 07/02/24	GSI	MXN	1,510	80,996	82,488	—	(1,492)
Expiring 07/02/24	GSI	MXN	860	47,253	46,979	274	—
Expiring 07/02/24	GSI	MXN	640	35,645	34,961	684	—
Expiring 07/02/24	JPM	MXN	4,460	246,525	243,640	2,885	—
Expiring 07/02/24	JPM	MXN	4,280	242,824	233,807	9,017	—
Expiring 07/02/24	MSI	MXN	2,060	116,792	112,533	4,259	—
Expiring 07/02/24	SCS	MXN	9,790	529,531	534,805	—	(5,274)
Expiring 07/02/24	SCS	MXN	8,070	429,484	440,845	—	(11,361)
Expiring 07/02/24	SCS	MXN	7,670	429,329	418,994	10,335	—
Expiring 07/02/24	SCS	MXN	4,030	218,566	220,150	—	(1,584)
Expiring 07/02/24	SCS	MXN	3,000	167,314	163,883	3,431	—
Expiring 07/02/24	SG	MXN	2,240	119,585	122,366	—	(2,781)
Expiring 07/02/24	SG	MXN	2,170	123,321	118,542	4,779	—
Expiring 07/02/24	UAG	MXN	43,411	2,383,910	2,371,442	12,468	—
Expiring 07/02/24	UAG	MXN	22,371	1,332,330	1,222,076	110,254	—
Expiring 07/02/24	UAG	MXN	4,250	239,997	232,168	7,829	—
Expiring 07/02/24	UAG	MXN	3,910	221,992	213,594	8,398	—
Expiring 07/02/24	UAG	MXN	3,240	182,253	176,994	5,259	—
Expiring 07/25/24	BNP	MXN	46,485	2,501,107	2,530,044	—	(28,937)
Expiring 07/25/24	BNYM	MXN	89	5,323	4,848	475	—
Expiring 07/25/24	HSBC	MXN	17,681	1,056,994	962,362	94,632	—
Expiring 07/25/24	UAG	MXN	20,059	1,059,774	1,091,770	—	(31,996)
Expiring 08/02/24	CITI	MXN	1,160	63,410	63,055	355	—
Expiring 08/02/24	UAG	MXN	43,672	2,386,735	2,373,921	12,814	—
Expiring 09/18/24	JPM	MXN	4,894	258,000	264,121	—	(6,121)
Expiring 09/18/24	JPM	MXN	1,701	90,405	91,773	—	(1,368)
New Taiwanese Dollar,
Expiring 07/02/24	BARC	TWD	4,415	135,888	135,938	—	(50)
Expiring 07/02/24	BOA	TWD	3,965	122,637	122,083	554	—
Expiring 07/02/24	CITI	TWD	8,380	257,926	258,021	—	(95)
Expiring 08/02/24	BARC	TWD	3,960	121,629	121,926	—	(297)
New Zealand Dollar,
Expiring 07/02/24	BARC	NZD	400	244,637	243,640	997	—
Expiring 07/02/24	BARC	NZD	395	242,469	240,594	1,875	—
Expiring 07/02/24	BNP	NZD	1,180	728,362	718,736	9,626	—
Expiring 07/02/24	BNP	NZD	790	485,613	481,188	4,425	—
Expiring 07/02/24	BNP	NZD	545	333,769	331,958	1,811	—
Expiring 07/02/24	BNP	NZD	395	244,143	240,594	3,549	—
Expiring 07/02/24	BNP	NZD	395	242,231	240,594	1,637	—
Expiring 07/02/24	BNP	NZD	295	182,097	179,684	2,413	—
Expiring 07/02/24	BNP	NZD	83	51,317	50,555	762	—
Expiring 07/02/24	BNP	NZD	49	30,290	29,846	444	—
Expiring 07/02/24	BOA	NZD	195	120,118	118,774	1,344	—

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/02/24	CITI	NZD	395	$240,698	$240,594	$104	$—
Expiring 07/02/24	CITI	NZD	395	243,385	240,594	2,791	—
Expiring 07/02/24	GSI	NZD	800	489,358	487,279	2,079	—
Expiring 07/02/24	GSI	NZD	430	263,126	261,912	1,214	—
Expiring 07/02/24	JPM	NZD	395	244,345	240,594	3,751	—
Expiring 07/02/24	MSI	NZD	5,870	3,568,373	3,575,410	—	(7,037)
Expiring 07/02/24	MSI	NZD	200	122,141	121,820	321	—
Expiring 07/02/24	MSI	NZD	200	122,595	121,819	776	—
Expiring 07/02/24	MSI	NZD	195	119,771	118,774	997	—
Expiring 07/02/24	MSI	NZD	147	90,548	89,538	1,010	—
Expiring 07/02/24	MSI	NZD	64	39,572	38,983	589	—
Expiring 07/02/24	SCS	NZD	395	243,978	240,594	3,384	—
Expiring 07/02/24	SCS	NZD	350	214,123	213,185	938	—
Expiring 07/02/24	SCS	NZD	200	122,224	121,820	404	—
Expiring 07/02/24	SCS	NZD	195	120,031	118,774	1,257	—
Expiring 07/02/24	UAG	NZD	6,467	3,981,085	3,939,042	42,043	—
Expiring 07/02/24	UAG	NZD	147	90,799	89,537	1,262	—
Expiring 07/02/24	WBC	NZD	395	242,930	240,594	2,336	—
Expiring 07/02/24	WBC	NZD	395	244,501	240,594	3,907	—
Expiring 08/02/24	CITI	NZD	200	122,032	121,821	211	—
Expiring 08/02/24	MSI	NZD	4,692	2,852,267	2,857,926	—	(5,659)
Expiring 09/18/24	JPM	NZD	1,341	822,415	816,830	5,585	—
Norwegian Krone,
Expiring 07/02/24	BNP	NOK	7,640	722,551	715,633	6,918	—
Expiring 07/02/24	BNP	NOK	7,610	722,467	712,823	9,644	—
Expiring 07/02/24	BNP	NOK	3,820	364,312	357,817	6,495	—
Expiring 07/02/24	BNP	NOK	2,540	242,270	237,920	4,350	—
Expiring 07/02/24	BNP	NOK	2,540	242,432	237,920	4,512	—
Expiring 07/02/24	BNP	NOK	2,480	236,286	232,300	3,986	—
Expiring 07/02/24	BNP	NOK	2,290	218,314	214,502	3,812	—
Expiring 07/02/24	BNP	NOK	1,938	183,689	181,530	2,159	—
Expiring 07/02/24	BNP	NOK	1,265	118,037	118,492	—	(455)
Expiring 07/02/24	BOA	NOK	1,900	180,160	177,972	2,188	—
Expiring 07/02/24	CITI	NOK	3,875	367,231	362,969	4,262	—
Expiring 07/02/24	CITI	NOK	1,620	153,638	151,744	1,894	—
Expiring 07/02/24	CITI	NOK	1,265	118,047	118,492	—	(445)
Expiring 07/02/24	DB	NOK	2,580	243,559	241,667	1,892	—
Expiring 07/02/24	DB	NOK	1,270	120,709	118,960	1,749	—
Expiring 07/02/24	GSI	NOK	7,800	728,334	730,620	—	(2,286)
Expiring 07/02/24	GSI	NOK	2,910	274,716	272,577	2,139	—
Expiring 07/02/24	GSI	NOK	2,580	243,968	241,667	2,301	—
Expiring 07/02/24	GSI	NOK	1,937	183,565	181,437	2,128	—
Expiring 07/02/24	GSI	NOK	1,840	174,312	172,351	1,961	—
Expiring 07/02/24	JPM	NOK	7,780	731,706	728,746	2,960	—
Expiring 07/02/24	MSI	NOK	1,334	127,386	124,955	2,431	—
Expiring 07/02/24	NWM	NOK	2,590	242,255	242,603	—	(348)
Expiring 07/02/24	NWM	NOK	1,270	119,089	118,960	129	—
Expiring 07/02/24	SCS	NOK	1,270	120,948	118,960	1,988	—
Expiring 07/02/24	SCS	NOK	1,270	118,983	118,959	24	—
Expiring 07/02/24	UAG	NOK	21,176	2,003,975	1,983,539	20,436	—
Expiring 07/02/24	UAG	NOK	3,310	311,083	310,045	1,038	—
Expiring 08/02/24	UAG	NOK	1,334	126,341	125,058	1,283	—
Peruvian Nuevo Sol,
Expiring 07/02/24	BARC	PEN	550	143,427	143,099	328	—
Expiring 07/02/24	CITI	PEN	1,601	428,820	416,548	12,272	—

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 07/02/24	DB	PEN	1,326	$345,790	$344,999	$791	$—
Expiring 07/02/24	DB	PEN	275	72,016	71,550	466	—
Expiring 07/19/24	BOA	PEN	4,019	1,076,419	1,045,594	30,825	—
Expiring 07/19/24	CITI	PEN	4,116	1,074,462	1,070,965	3,497	—
Expiring 07/19/24	MSI	PEN	8,015	2,160,285	2,085,356	74,929	—
Expiring 08/02/24	DB	PEN	1,326	347,243	344,993	2,250	—
Expiring 09/12/24	JPM	PEN	201	53,699	52,256	1,443	—
Philippine Peso,
Expiring 07/02/24	JPM	PHP	8,390	142,651	143,403	—	(752)
Expiring 07/02/24	JPM	PHP	1,800	31,037	30,766	271	—
Expiring 08/02/24	BARC	PHP	10,190	173,302	174,340	—	(1,038)
Polish Zloty,
Expiring 07/02/24	BARC	PLN	690	168,261	171,396	—	(3,135)
Expiring 07/02/24	BARC	PLN	420	104,054	104,328	—	(274)
Expiring 07/02/24	BARC	PLN	145	36,291	36,018	273	—
Expiring 07/02/24	BNP	PLN	1,708	436,558	424,202	12,356	—
Expiring 07/02/24	BNP	PLN	1,265	317,444	314,225	3,219	—
Expiring 07/02/24	BNP	PLN	1,265	317,280	314,225	3,055	—
Expiring 07/02/24	BNP	PLN	570	144,014	141,588	2,426	—
Expiring 07/02/24	CITI	PLN	245	61,834	60,858	976	—
Expiring 07/02/24	UAG	PLN	910	225,359	226,044	—	(685)
Expiring 07/02/24	UAG	PLN	435	109,601	108,054	1,547	—
Expiring 07/11/24	HSBC	PLN	8,487	2,161,879	2,107,998	53,881	—
Expiring 07/11/24	HSBC	PLN	4,333	1,058,670	1,076,108	—	(17,438)
Expiring 07/11/24	MSI	PLN	4,264	1,069,172	1,059,201	9,971	—
Expiring 08/02/24	BNP	PLN	340	84,104	84,426	—	(322)
Expiring 08/02/24	RBC	PLN	195	48,604	48,421	183	—
Expiring 08/02/24	UAG	PLN	4,613	1,153,410	1,145,404	8,006	—
Expiring 08/27/24	JPM	PLN	1,311	333,439	325,462	7,977	—
Expiring 09/18/24	JPM	PLN	855	212,427	212,199	228	—
Romanian Leu,
Expiring 07/02/24	BARC	RON	557	121,756	119,845	1,911	—
Expiring 07/02/24	BNP	RON	753	164,587	162,017	2,570	—
Expiring 07/02/24	CITI	RON	400	86,244	86,065	179	—
Expiring 07/02/24	MSI	RON	469	102,505	100,911	1,594	—
Expiring 07/02/24	SCS	RON	236	51,572	50,778	794	—
Expiring 07/02/24	UAG	RON	230	49,580	49,487	93	—
Expiring 08/02/24	BARC	RON	557	120,057	119,800	257	—
Expiring 08/02/24	BNP	RON	753	162,317	161,956	361	—
Expiring 08/02/24	MSI	RON	469	101,074	100,873	201	—
Expiring 08/02/24	SCS	RON	236	50,855	50,759	96	—
Singapore Dollar,
Expiring 07/02/24	BARC	SGD	359	265,359	264,800	559	—
Expiring 07/02/24	BARC	SGD	305	225,377	224,969	408	—
Expiring 07/02/24	BNP	SGD	118	86,955	86,767	188	—
Expiring 07/02/24	BOA	SGD	573	423,685	422,648	1,037	—
Expiring 07/02/24	JPM	SGD	572	422,939	421,910	1,029	—
Expiring 07/02/24	JPM	SGD	437	323,775	322,334	1,441	—
Expiring 07/02/24	JPM	SGD	240	178,105	177,025	1,080	—
Expiring 07/02/24	JPM	SGD	218	161,511	160,798	713	—
Expiring 07/02/24	JPM	SGD	90	66,741	66,384	357	—
Expiring 07/02/24	MSI	SGD	260	192,365	191,778	587	—
Expiring 07/02/24	MSI	SGD	150	111,238	110,641	597	—
Expiring 07/02/24	MSI	SGD	135	100,138	99,576	562	—
Expiring 07/02/24	MSI	SGD	80	59,322	59,009	313	—

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 07/02/24	UAG	SGD	1,392	$1,032,312	$1,026,747	$5,565	$—
Expiring 07/05/24	JPM	SGD	222	165,694	164,023	1,671	—
Expiring 07/25/24	BOA	SGD	1,392	1,033,922	1,028,104	5,818	—
Expiring 07/25/24	HSBC	SGD	1,482	1,098,262	1,094,366	3,896	—
Expiring 07/25/24	UAG	SGD	1,478	1,101,224	1,091,556	9,668	—
Expiring 08/02/24	JPM	SGD	2,354	1,739,965	1,738,697	1,268	—
Expiring 08/02/24	JPM	SGD	570	420,199	421,076	—	(877)
South African Rand,
Expiring 07/02/24	BARC	ZAR	7,990	429,016	439,033	—	(10,017)
Expiring 07/02/24	BNP	ZAR	890	47,779	48,903	—	(1,124)
Expiring 07/02/24	BOA	ZAR	1,505	80,620	82,696	—	(2,076)
Expiring 07/02/24	DB	ZAR	1,505	80,576	82,696	—	(2,120)
Expiring 07/02/24	GSI	ZAR	5,016	268,702	275,618	—	(6,916)
Expiring 07/02/24	GSI	ZAR	4,514	241,455	248,035	—	(6,580)
Expiring 07/02/24	GSI	ZAR	4,050	219,663	222,538	—	(2,875)
Expiring 07/02/24	GSI	ZAR	3,210	174,572	176,382	—	(1,810)
Expiring 07/02/24	GSI	ZAR	1,330	73,869	73,081	788	—
Expiring 07/02/24	HSBC	ZAR	8,350	441,595	458,815	—	(17,220)
Expiring 07/02/24	HSBC	ZAR	5,490	294,784	301,664	—	(6,880)
Expiring 07/02/24	HSBC	ZAR	3,100	164,765	170,338	—	(5,573)
Expiring 07/02/24	MSI	ZAR	2,277	123,476	125,117	—	(1,641)
Expiring 07/02/24	SCS	ZAR	8,180	443,620	449,473	—	(5,853)
Expiring 08/02/24	UAG	ZAR	19,867	1,091,875	1,089,024	2,851	—
Expiring 08/22/24	CITI	ZAR	19,938	1,100,108	1,091,220	8,888	—
Expiring 08/22/24	MSI	ZAR	11,848	637,802	648,428	—	(10,626)
Expiring 09/18/24	JPM	ZAR	9,907	536,239	541,148	—	(4,909)
South Korean Won,
Expiring 07/02/24	BARC	KRW	335,480	243,652	243,396	256	—
Expiring 07/02/24	BARC	KRW	334,580	245,365	242,743	2,622	—
Expiring 07/02/24	BNP	KRW	329,550	238,459	239,094	—	(635)
Expiring 07/02/24	BOA	KRW	669,150	490,076	485,479	4,597	—
Expiring 07/02/24	BOA	KRW	167,090	121,359	121,226	133	—
Expiring 07/02/24	CITI	KRW	3,167,648	2,334,044	2,298,180	35,864	—
Expiring 07/02/24	CITI	KRW	3,130,619	2,249,816	2,271,315	—	(21,499)
Expiring 07/02/24	CITI	KRW	991,740	717,405	719,524	—	(2,119)
Expiring 07/02/24	CITI	KRW	991,650	730,390	719,459	10,931	—
Expiring 07/02/24	CITI	KRW	669,150	489,969	485,480	4,489	—
Expiring 07/02/24	CITI	KRW	661,100	487,393	479,639	7,754	—
Expiring 07/02/24	CITI	KRW	335,730	244,221	243,578	643	—
Expiring 07/02/24	CITI	KRW	333,030	242,045	241,619	426	—
Expiring 07/02/24	DB	KRW	503,310	369,104	365,160	3,944	—
Expiring 07/02/24	GSI	KRW	170,220	123,134	123,498	—	(364)
Expiring 07/02/24	GSI	KRW	168,810	122,393	122,475	—	(82)
Expiring 07/02/24	JPM	KRW	1,009,460	730,223	732,380	—	(2,157)
Expiring 07/02/24	JPM	KRW	167,610	122,275	121,604	671	—
Expiring 07/18/24	MSI	KRW	4,163,659	3,056,390	3,020,089	36,301	—
Expiring 07/18/24	MSI	KRW	1,554,521	1,133,859	1,127,564	6,295	—
Expiring 07/18/24	UAG	KRW	1,479,581	1,073,716	1,073,206	510	—
Expiring 08/02/24	BARC	KRW	182,440	131,334	132,446	—	(1,112)
Expiring 08/02/24	CITI	KRW	3,167,648	2,280,179	2,299,625	—	(19,446)
Expiring 08/02/24	CITI	KRW	367,494	265,972	266,790	—	(818)
Expiring 08/02/24	CITI	KRW	325,619	235,138	236,390	—	(1,252)
Expiring 08/02/24	CITI	KRW	169,680	122,606	123,183	—	(577)
Expiring 08/02/24	JPM	KRW	157,567	113,849	114,389	—	(540)
Expiring 09/12/24	JPM	KRW	149,928	109,489	109,088	401	—

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 07/02/24	BNP	SEK	39,397	$3,737,391	$3,717,740	$19,651	$—
Expiring 07/02/24	BNP	SEK	7,680	729,565	724,731	4,834	—
Expiring 07/02/24	BNP	SEK	5,140	488,389	485,042	3,347	—
Expiring 07/02/24	BNP	SEK	3,860	366,312	364,253	2,059	—
Expiring 07/02/24	BNP	SEK	3,860	365,960	364,253	1,707	—
Expiring 07/02/24	BNP	SEK	3,810	368,081	359,534	8,547	—
Expiring 07/02/24	BNP	SEK	2,570	244,090	242,521	1,569	—
Expiring 07/02/24	BNP	SEK	2,540	245,424	239,689	5,735	—
Expiring 07/02/24	BNP	SEK	2,220	210,693	209,492	1,201	—
Expiring 07/02/24	BNP	SEK	1,280	121,435	120,789	646	—
Expiring 07/02/24	BNP	SEK	1,270	121,961	119,845	2,116	—
Expiring 07/02/24	BNP	SEK	1,270	122,452	119,845	2,607	—
Expiring 07/02/24	BNP	SEK	1,270	121,852	119,845	2,007	—
Expiring 07/02/24	BNP	SEK	1,150	109,576	108,521	1,055	—
Expiring 07/02/24	BNP	SEK	1,150	109,558	108,521	1,037	—
Expiring 07/02/24	CITI	SEK	7,680	731,981	724,732	7,249	—
Expiring 07/02/24	CITI	SEK	2,550	242,669	240,633	2,036	—
Expiring 07/02/24	CITI	SEK	2,320	220,091	218,929	1,162	—
Expiring 07/02/24	CITI	SEK	1,270	121,807	119,845	1,962	—
Expiring 07/02/24	DB	SEK	2,550	242,421	240,634	1,787	—
Expiring 07/02/24	DB	SEK	1,270	122,112	119,845	2,267	—
Expiring 07/02/24	GSI	SEK	2,550	242,277	240,634	1,643	—
Expiring 07/02/24	GSI	SEK	2,540	243,689	239,690	3,999	—
Expiring 07/02/24	GSI	SEK	1,290	122,476	121,732	744	—
Expiring 07/02/24	GSI	SEK	1,290	122,620	121,732	888	—
Expiring 07/02/24	GSI	SEK	1,280	121,673	120,789	884	—
Expiring 07/02/24	GSI	SEK	1,280	121,841	120,788	1,053	—
Expiring 07/02/24	GSI	SEK	1,280	122,083	120,788	1,295	—
Expiring 07/02/24	GSI	SEK	1,280	122,746	120,789	1,957	—
Expiring 07/02/24	JPM	SEK	7,730	737,645	729,450	8,195	—
Expiring 07/02/24	JPM	SEK	2,540	244,996	239,690	5,306	—
Expiring 07/02/24	JPM	SEK	1,450	138,718	136,831	1,887	—
Expiring 07/02/24	JPM	SEK	1,290	122,478	121,732	746	—
Expiring 07/02/24	JPM	SEK	1,280	121,558	120,789	769	—
Expiring 07/02/24	JPM	SEK	1,280	121,430	120,788	642	—
Expiring 07/02/24	JPM	SEK	1,280	121,972	120,789	1,183	—
Expiring 07/02/24	MSI	SEK	2,540	244,346	239,690	4,656	—
Expiring 07/02/24	MSI	SEK	1,280	122,200	120,789	1,411	—
Expiring 07/02/24	RBC	SEK	2,570	243,981	242,521	1,460	—
Expiring 07/02/24	RBC	SEK	2,570	244,072	242,521	1,551	—
Expiring 07/02/24	RBC	SEK	1,280	121,872	120,788	1,084	—
Expiring 07/02/24	SCS	SEK	2,570	244,134	242,520	1,614	—
Expiring 07/02/24	SCS	SEK	1,290	122,790	121,732	1,058	—
Expiring 07/02/24	UAG	SEK	5,480	511,905	517,126	—	(5,221)
Expiring 07/19/24	JPM	SEK	10,486	962,953	990,367	—	(27,414)
Expiring 08/02/24	CITI	SEK	7,680	732,742	725,904	6,838	—
Expiring 08/02/24	UAG	SEK	40,942	3,917,970	3,869,786	48,184	—
Expiring 09/18/24	JPM	SEK	25,636	2,468,204	2,428,877	39,327	—
Swiss Franc,
Expiring 07/02/24	BARC	CHF	215	241,755	239,415	2,340	—
Expiring 07/02/24	BNP	CHF	662	727,078	737,177	—	(10,099)
Expiring 07/02/24	BNP	CHF	655	737,010	729,381	7,629	—
Expiring 07/02/24	BNP	CHF	655	735,125	729,382	5,743	—
Expiring 07/02/24	BNP	CHF	555	609,588	618,025	—	(8,437)
Expiring 07/02/24	BNP	CHF	445	490,430	495,533	—	(5,103)

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/02/24	BNP	CHF	435	$490,191	$484,398	$5,793	$—
Expiring 07/02/24	BNP	CHF	435	488,417	484,398	4,019	—
Expiring 07/02/24	BNP	CHF	435	487,107	484,398	2,709	—
Expiring 07/02/24	BNP	CHF	435	488,080	484,398	3,682	—
Expiring 07/02/24	BNP	CHF	435	488,533	484,398	4,135	—
Expiring 07/02/24	BNP	CHF	435	488,100	484,398	3,702	—
Expiring 07/02/24	BNP	CHF	335	367,696	373,043	—	(5,347)
Expiring 07/02/24	BNP	CHF	335	367,852	373,042	—	(5,190)
Expiring 07/02/24	BNP	CHF	330	370,834	367,474	3,360	—
Expiring 07/02/24	BNP	CHF	325	364,400	361,907	2,493	—
Expiring 07/02/24	BNP	CHF	215	242,349	239,415	2,934	—
Expiring 07/02/24	BNP	CHF	110	120,708	122,491	—	(1,783)
Expiring 07/02/24	BNP	CHF	110	121,433	122,492	—	(1,059)
Expiring 07/02/24	BNP	CHF	110	124,471	122,492	1,979	—
Expiring 07/02/24	BOA	CHF	220	247,202	244,983	2,219	—
Expiring 07/02/24	DB	CHF	225	246,751	250,551	—	(3,800)
Expiring 07/02/24	DB	CHF	220	247,249	244,983	2,266	—
Expiring 07/02/24	JPM	CHF	658	728,324	732,722	—	(4,398)
Expiring 07/02/24	JPM	CHF	655	737,297	729,381	7,916	—
Expiring 07/02/24	JPM	CHF	337	378,716	375,269	3,447	—
Expiring 07/02/24	JPM	CHF	220	247,315	244,983	2,332	—
Expiring 07/02/24	MSI	CHF	665	730,354	740,517	—	(10,163)
Expiring 07/02/24	MSI	CHF	655	735,110	729,382	5,728	—
Expiring 07/02/24	MSI	CHF	650	736,039	723,813	12,226	—
Expiring 07/02/24	MSI	CHF	220	241,692	244,983	—	(3,291)
Expiring 07/02/24	MSI	CHF	220	242,578	244,983	—	(2,405)
Expiring 07/02/24	MSI	CHF	220	247,209	244,983	2,226	—
Expiring 07/02/24	MSI	CHF	220	244,274	244,983	—	(709)
Expiring 07/02/24	MSI	CHF	110	121,231	122,492	—	(1,261)
Expiring 07/02/24	MSI	CHF	110	123,087	122,492	595	—
Expiring 07/02/24	MSI	CHF	110	123,214	122,491	723	—
Expiring 07/02/24	MSI	CHF	110	122,671	122,491	180	—
Expiring 07/02/24	NWM	CHF	215	242,484	239,415	3,069	—
Expiring 07/02/24	SCS	CHF	655	733,382	729,382	4,000	—
Expiring 07/02/24	SCS	CHF	325	365,253	361,907	3,346	—
Expiring 07/02/24	SCS	CHF	220	247,111	244,983	2,128	—
Expiring 07/02/24	SCS	CHF	110	120,632	122,491	—	(1,859)
Expiring 07/02/24	SG	CHF	435	488,405	484,398	4,007	—
Expiring 07/02/24	SG	CHF	220	247,584	244,983	2,601	—
Expiring 07/02/24	TD	CHF	110	124,472	122,492	1,980	—
Expiring 07/02/24	TD	CHF	110	124,444	122,492	1,952	—
Expiring 07/02/24	UAG	CHF	1,275	1,413,287	1,419,788	—	(6,501)
Expiring 08/02/24	UAG	CHF	5,314	5,947,671	5,940,351	7,320	—
Expiring 08/19/24	JPM	CHF	825	916,857	924,715	—	(7,858)
Expiring 09/18/24	JPM	CHF	2,234	2,521,337	2,511,192	10,145	—
Expiring 09/18/24	JPM	CHF	714	805,113	802,195	2,918	—
Thai Baht,
Expiring 07/02/24	BARC	THB	50,589	1,377,509	1,378,981	—	(1,472)
Expiring 07/02/24	BARC	THB	7,970	216,664	217,250	—	(586)
Expiring 07/02/24	BARC	THB	5,070	138,317	138,201	116	—
Expiring 07/02/24	BARC	THB	4,600	125,581	125,389	192	—
Expiring 07/02/24	BARC	THB	4,050	110,365	110,397	—	(32)
Expiring 07/02/24	GSI	THB	2,220	60,799	60,514	285	—
Expiring 07/02/24	MSI	THB	4,430	120,845	120,755	90	—
Expiring 07/02/24	UAG	THB	4,490	122,445	122,390	55	—

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 07/02/24	UAG	THB	4,450	$121,741	$121,301	$440	$—
Expiring 08/02/24	BARC	THB	59,139	1,613,395	1,616,198	—	(2,803)
Expiring 08/02/24	SCS	THB	8,630	233,858	235,848	—	(1,990)
Expiring 09/18/24	JPM	THB	4,475	122,879	122,762	117	—
Turkish Lira,
Expiring 07/02/24	BARC	TRY	4,526	136,243	138,018	—	(1,775)
Expiring 07/02/24	BARC	TRY	4,526	136,903	138,019	—	(1,116)
Expiring 07/02/24	BARC	TRY	4,458	134,180	135,945	—	(1,765)

				$705,721,416	$699,639,255	6,767,615	(685,454)

						$7,199,947	$(4,188,328)

Cross currency exchange contracts outstanding at June 30, 2024:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/11/24	Buy	PLN	2,263	CHF	524	$—	$(21,593)	GSI
07/25/24	Buy	MXN	8,724	CAD	703	—	(39,265)	MSI
09/18/24	Buy	CAD	539	EUR	362	5,539	—	JPM
09/18/24	Buy	CHF	229	EUR	238	1,535	—	JPM
09/18/24	Buy	CHF	237	EUR	248	—	(49)	JPM
09/18/24	Buy	CHF	1,073	EUR	1,129	—	(7,992)	JPM
09/18/24	Buy	CHF	1,208	EUR	1,273	—	(10,776)	JPM
09/18/24	Buy	CHF	2,061	EUR	2,176	—	(23,449)	JPM
09/18/24	Buy	EUR	191	PLN	832	—	(1,221)	JPM
09/18/24	Buy	EUR	1,972	CHF	1,859	30,682	—	JPM
09/18/24	Buy	NZD	422	AUD	391	—	(4,301)	JPM

						$37,756	$(108,646)

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
BASF SE	06/20/29	1.000%(Q)	EUR154	$(4,606)	$(4,636)	$(30)
Bayer AG	06/20/29	1.000%(Q)	EUR250	2,957	939	(2,018)
Continental AG	06/20/29	1.000%(Q)	EUR421	(4,121)	1,110	5,231
Next PLC	06/20/29	1.000%(Q)	EUR128	(2,910)	(2,766)	144
Renault SA	06/20/29	1.000%(Q)	EUR594	8,011	12,367	4,356

				$(669)	$7,014	$7,683

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alstom SA	06/20/29	1.000	%(Q)	EUR 399	1.188%	$(16,292)	$(3,514)	$12,778

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Credit default swap agreements outstanding at June 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Stellantis NV	12/20/28	5.000	%(Q)	EUR	292	0.995%	$50,094	$52,352	$2,258

							$33,802	$48,838	$15,036

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
iTraxx Australia Series 41.V1	06/20/29	1.000	%(Q)	1,220	$(18,858)	$(15,976)	$2,882
iTraxx Europe Crossover Series 41.V1	06/20/29	5.000	%(Q)	EUR 1,194	(93,373)	(95,068)	(1,695)
iTraxx Europe Series 41.V1	06/20/29	1.000	%(Q)	EUR 1,873	(29,517)	(26,221)	3,296
iTraxx Europe Series 41.V1	06/20/29	1.000	%(Q)	EUR 325	2,168	4,413	2,245

					$(139,580)	$(132,852)	$6,728

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.41.V1	12/20/28	1.000	%(Q)	6,664	0.477%	$118,461	$142,578	$24,117
CDX.NA.IG.42.V1	06/20/29	1.000	%(Q)	1,220	0.538%	25,534	25,341	(193)
CDX.NA.IG.42.V1	06/20/29	1.000	%(Q)	20,549	0.538%	415,475	426,824	11,349
iTraxx Europe Series 41.V1	06/20/29	1.000	%(Q)	EUR 4,351	0.611%	80,307	84,305	3,998

						$639,777	$679,048	$39,271

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000	%(M)	80	*	$(10,597)	$(5,635)	$(4,962)	DB
CMBX.NA.17.BBB	12/15/56	3.000	%(M)	700	*	(97,309)	(96,364)	(945)	MSI

						$(107,906)	$(101,999)	$(5,907)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR3,697	12/15/28	2.060%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$3,836	$(430)	$(4,266)
EUR2,513	04/15/29	2.120%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	8,709	(228)	(8,937)
EUR3,697	12/15/33	2.170%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(2,719)	1,335	4,054
2,271	12/15/28	2.300%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	509	(28,287)	(28,796)
1,420	07/01/29	2.450%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	1,647	3,551	1,904
2,271	12/15/33	2.430%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(517)	26,938	27,455

				$11,465	$2,879	$(8,586)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR1,204	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$13,859	$—	$13,859	MSI
EUR1,204	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	13,987	—	13,987	MSI
EUR1,195	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	18,535	—	18,535	JPM
EUR1,204	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(19,979)	—	(19,979)	MSI
EUR1,204	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(21,878)	—	(21,878)	MSI
EUR1,195	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(28,393)	—	(28,393)	JPM
520	09/15/28	2.595%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(1,053)	—	(1,053)	JPM
265	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(413)	—	(413)	CITI
675	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(1,052)	—	(1,052)	JPM
635	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(694)	—	(694)	CITI
520	09/15/33	2.630%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(1,477)	—	(1,477)	JPM

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Inflation swap agreements outstanding at June 30, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements (cont’d):
675	09/15/33	2.631	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$(1,992)	$—	$(1,992)	JPM
265	09/15/33	2.635	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(870)	—	(870)	CITI
635	09/15/33	2.650	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(2,926)	—	(2,926)	CITI

					$(34,346)	$—	$(34,346)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	127,600	09/18/26	4.000	%(Q)	3 Month BBSW(1)(Q)/ 4.445%	$139,905	$433,751	$293,846
AUD	7,140	09/26/26	4.000	%(Q)	3 Month BBSW(1)(Q)/ 4.445%	8,934	23,942	15,008
AUD	2,365	03/20/27	3.940	%(Q)	3 Month BBSW(1)(Q)/ 4.445%	(111)	13,424	13,535
AUD	1,608	09/16/29	3.844	%(Q)	3 Month BBSW(2)(Q)/ 4.445%	(1,454)	(9,055)	(7,601)
AUD	1,021	09/18/29	3.969	%(S)	6 Month BBSW(2)(S)/ 4.736%	(1,173)	(12,164)	(10,991)
AUD	1,520	09/18/29	4.250	%(S)	6 Month BBSW(1)(S)/ 4.736%	1,414	5,463	4,049
AUD	514	09/18/34	4.250	%(S)	6 Month BBSW(2)(S)/ 4.736%	(1,208)	(8,147)	(6,939)
AUD	850	09/18/34	4.500	%(S)	6 Month BBSW(2)(S)/ 4.736%	(424)	(2,071)	(1,647)
AUD	1,233	09/19/34	4.594	%(S)	6 Month BBSW(2)(S)/ 4.736%	(1,360)	(4,920)	(3,560)
BRL	1,750	01/02/25	12.064	%(T)	1 Day BROIS(2)(T)/ 0.039%	18,675	1,242	(17,433)
BRL	8,410	01/02/26	9.750	%(T)	1 Day BROIS(2)(T)/ 0.039%	(309)	(37,535)	(37,226)
BRL	7,040	01/02/26	10.850	%(T)	1 Day BROIS(2)(T)/ 0.039%	5,268	(21,873)	(27,141)
BRL	1,640	01/04/27	10.286	%(T)	1 Day BROIS(1)(T)/ 0.039%	—	10,249	10,249
BRL	—(r)	01/04/27	11.230	%(T)	1 Day BROIS(1)(T)/ 0.039%	—	—	—
BRL	16,640	01/02/29	10.250	%(T)	1 Day BROIS(1)(T)/ 0.039%	76,101	155,135	79,034
BRL	440	01/02/29	11.500	%(T)	1 Day BROIS(1)(T)/ 0.039%	(750)	1,232	1,982
CAD	40,750	09/18/26	3.500	%(S)	1 Day CORRA(2)(S)/ 4.800%	(154,361)	(162,198)	(7,837)
CAD	1,435	09/16/29	3.000	%(S)	1 Day CORRA(1)(S)/ 4.800%	2,865	1,103	(1,762)
CAD	3,590	09/18/29	3.000	%(S)	1 Day CORRA(2)(S)/ 4.800%	(43,541)	(41,752)	1,789
CAD	1,889	09/18/29	3.313	%(S)	1 Day CORRA(1)(S)/ 4.800%	6,115	2,566	(3,549)
CAD	705	03/20/34	3.560	%(S)	1 Day CORRA(1)(S)/ 4.800%	(130)	(3,280)	(3,150)
CAD	2,390	09/18/34	3.250	%(S)	1 Day CORRA(2)(S)/ 4.800%	(26,572)	(23,109)	3,463
CAD	448	09/18/34	3.344	%(S)	1 Day CORRA(1)(S)/ 4.800%	2,949	1,778	(1,171)
CAD	1,055	09/19/34	3.406	%(S)	1 Day CORRA(2)(S)/ 4.800%	(2,634)	(2,000)	634
CHF	20,360	09/18/26	1.250	%(A)	3 Month SARON(1)(A)/ 1.200%	(118,577)	(182,765)	(64,188)
CHF	700	09/18/34	1.250	%(A)	3 Month SARON(2)(A)/ 1.200%	7,925	20,689	12,764
CLP	308,530	06/21/26	4.500	%(S)	1 Day CLOIS(2)(S)/ 5.750%	(3,052)	(4,937)	(1,885)
CLP	85,500	06/21/34	5.000	%(S)	1 Day CLOIS(1)(S)/ 5.750%	2,044	2,695	651
CLP	146,193	09/23/34	5.211	%(S)	1 Day CLOIS(1)(S)/ 5.750%	—	2,041	2,041
CNH	53,490	09/18/26	1.750	%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	(11,072)	(6,904)	4,168
CNH	171,155	06/20/29	2.130	%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	10,926	225,300	214,374
CNH	7,754	06/20/29	2.286	%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	3,408	18,059	14,651
CNH	147,880	09/18/29	2.000	%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	(33,794)	60,498	94,292

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	3,783	09/18/29	2.120%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.170%	$—	$(4,456)	$(4,456)
COP	777,882	09/18/34	8.248%(Q)	1 Day COOIS(2)(Q)/ 10.955%	—	(231)	(231)
CZK	28,770	09/18/26	4.250%(A)	6 Month PRIBOR(1)(S)/ 4.560%	(7,337)	(7,629)	(292)
CZK	7,170	09/18/34	4.000%(A)	6 Month PRIBOR(2)(S)/ 4.560%	(329)	3,548	3,877
EUR	560	09/23/24	1.750%(A)	3 Month EURIBOR(1)(Q)/ 3.711%	(348)	(4,582)	(4,234)
EUR	23,470	02/17/26	2.250%(T)	1 Day EuroSTR(2)(T)/ 3.656%	(54,796)	(145,247)	(90,451)
EUR	22,090	04/24/26	2.980%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(2,271)	(4,283)	(2,012)
EUR	8,920	09/18/26	2.250%(A)	1 Day EuroSTR(1)(A)/ 3.656%	112,379	116,211	3,832
EUR	4,250	09/26/26	3.000%(A)	6 Month EURIBOR(1)(S)/ 3.682%	1	6,385	6,384
EUR	24,400	05/14/28	2.500%(A)	6 Month EURIBOR(2)(S)/ 3.682%	(35,667)	(74,902)	(39,235)
EUR	180	09/18/28	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.682%	2,620	2,622	2
EUR	3,290	04/12/29	2.780%(A)	6 Month EURIBOR(1)(S)/ 3.682%	1,525	19,056	17,531
EUR	695	04/23/29	2.810%(A)	6 Month EURIBOR(1)(S)/ 3.682%	5,186	4,410	(776)
EUR	944	09/16/29	2.563%(A)	6 Month EURIBOR(2)(S)/ 3.682%	3	(2,009)	(2,012)
EUR	11,780	09/18/29	2.250%(A)	1 Day EuroSTR(1)(A)/ 3.656%	217,600	227,948	10,348
EUR	626	09/18/29	2.531%(A)	6 Month EURIBOR(2)(S)/ 3.682%	(1,166)	(8,959)	(7,793)
EUR	17,220	04/24/30	2.710%(A)	6 Month EURIBOR(2)(S)/ 3.682%	32,784	(6,826)	(39,610)
EUR	240	09/18/31	2.500%(A)	6 Month EURIBOR(2)(S)/ 3.682%	(4,478)	(4,738)	(260)
EUR	1,105	02/15/33	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.682%	1,403	10,582	9,179
EUR	90	09/18/33	2.500%(A)	6 Month EURIBOR(2)(S)/ 3.682%	(2,017)	(2,285)	(268)
EUR	7,990	11/10/33	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.682%	160,247	87,065	(73,182)
EUR	15,480	01/19/34	2.370%(A)	1 Day EuroSTR(2)(A)/ 3.656%	(13,412)	(252,982)	(239,570)
EUR	15,480	01/19/34	2.535%(A)	6 Month EURIBOR(1)(S)/ 3.682%	14,836	212,441	197,605
EUR	3,028	03/21/34	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(1,607)	6,857	8,464
EUR	725	07/02/34	2.750%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(470)	5,767	6,237
EUR	4,560	09/18/34	2.500%(A)	6 Month EURIBOR(2)(S)/ 3.682%	(92,369)	(130,760)	(38,391)
EUR	293	09/18/34	2.750%(A)	6 Month EURIBOR(2)(S)/ 3.682%	384	(1,665)	(2,049)
EUR	9,190	04/24/35	2.740%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(19,170)	25,706	44,876
EUR	60	09/18/36	2.750%(A)	6 Month EURIBOR(2)(S)/ 3.682%	(93)	(524)	(431)
EUR	8,070	08/10/37	2.152%(A)	6 Month EURIBOR(2)(S)/ 3.682%	(186,396)	(243,162)	(56,766)
EUR	8,990	01/25/39	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.682%	23,138	26,380	3,242
EUR	20,580	08/11/42	1.452%(A)	6 Month EURIBOR(1)(S)/ 3.682%	713,096	878,200	165,104
EUR	21,460	01/25/44	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(1,994)	15,869	17,863
EUR	12,060	08/12/47	1.051%(A)	6 Month EURIBOR(2)(S)/ 3.682%	(348,610)	(401,415)	(52,805)
EUR	12,790	01/25/49	2.000%(A)	6 Month EURIBOR(2)(S)/ 3.682%	(13,007)	(7,151)	5,856
EUR	470	07/06/51	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(646)	12,916	13,562
EUR	5,300	05/17/53	2.000%(A)	6 Month EURIBOR(1)(S)/ 3.682%	35,935	87,213	51,278
EUR	4,310	11/10/53	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(187,240)	(139,081)	48,159
EUR	3,840	09/18/54	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(1,378)	23,017	24,395
GBP	1,590	09/18/25	4.250%(A)	1 Day SONIA(2)(A)/ 5.200%	(8,208)	(8,644)	(436)
GBP	41,280	09/18/26	4.000%(A)	1 Day SONIA(2)(A)/ 5.200%	(355,003)	(361,155)	(6,152)
GBP	3,880	09/26/26	4.250%(A)	1 Day SONIA(1)(A)/ 5.200%	(251)	9,818	10,069
GBP	1,330	09/18/27	3.750%(A)	1 Day SONIA(2)(A)/ 5.200%	(17,069)	(18,403)	(1,334)
GBP	865	06/17/29	3.500%(A)	1 Day SONIA(1)(A)/ 5.200%	42	2,784	2,742
GBP	12,463	06/19/29	3.750%(A)	1 Day SONIA(1)(A)/ 5.200%	218,310	174,897	(43,413)
GBP	5,360	09/18/29	3.750%(A)	1 Day SONIA(2)(A)/ 5.200%	(45,177)	(46,859)	(1,682)
GBP	1,107	12/18/29	3.938%(A)	1 Day SONIA(1)(A)/ 5.200%	997	(6,713)	(7,710)
GBP	830	06/17/30	0.308%(A)	1 Day SONIA(2)(A)/ 5.200%	(19,342)	(198,970)	(179,628)
GBP	800	01/27/31	1.000%(A)	1 Day SONIA(2)(A)/ 5.200%	7,916	(110,835)	(118,751)
GBP	310	09/18/33	3.500%(A)	1 Day SONIA(1)(A)/ 5.200%	8,438	9,379	941
GBP	2,857	03/21/34	3.780%(A)	1 Day SONIA(2)(A)/ 5.200%	10,017	9,952	(65)
GBP	666	06/20/34	3.531%(A)	1 Day SONIA(2)(A)/ 5.200%	(460)	(6,268)	(5,808)
GBP	1,200	09/18/34	3.500%(A)	1 Day SONIA(1)(A)/ 5.200%	40,744	41,494	750
GBP	268	12/18/34	3.906%(A)	1 Day SONIA(1)(A)/ 5.200%	(384)	(2,652)	(2,268)
GBP	210	09/18/36	3.750%(A)	1 Day SONIA(1)(A)/ 5.200%	2,204	3,164	960
GBP	220	09/18/39	3.750%(A)	1 Day SONIA(1)(A)/ 5.200%	1,029	5,358	4,329
HKD	19,903	09/19/25	4.530%(Q)	3 Month HIBOR(1)(Q)/ 4.754%	3,441	(2,200)	(5,641)
INR	108,050	09/18/26	6.500%(S)	1 Day MIBOR(1)(S)/ 6.860%	314	246	(68)

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
INR	78,610	09/18/29	6.500%(S)	1 Day MIBOR(1)(S)/ 6.860%	$(1,760)	$(3,311)	$(1,551)
JPY	645,484	06/19/27	0.470%(A)	1 Day TONAR(1)(A)/ 0.076%	3,089	7,295	4,206
JPY	137,236	09/16/29	0.719%(A)	1 Day TONAR(2)(A)/ 0.076%	(430)	(4,443)	(4,013)
JPY	10,768,600	09/18/29	0.500%(A)	1 Day TONAR(1)(A)/ 0.076%	699,364	771,071	71,707
JPY	44,663	12/18/34	1.060%(A)	1 Day TONAR(2)(A)/ 0.076%	986	(1,774)	(2,760)
KRW	728,018	09/19/29	3.311%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	4,636	4,636
KRW	734,509	09/19/29	3.389%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	6,608	6,608
KRW	4,523,830	09/19/34	3.250%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	(17,023)	31,362	48,385
MXN	8,920	09/16/26	10.000%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	3,175	444	(2,731)
MXN	2,910	09/06/34	9.250%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	3,602	781	(2,821)
NOK	414,080	09/18/26	4.250%(A)	6 Month NIBOR(2)(S)/ 4.850%	60,847	(44,597)	(105,444)
NOK	44,484	03/20/29	3.780%(A)	6 Month NIBOR(2)(S)/ 4.850%	(16,421)	(49,270)	(32,849)
NOK	7,153	09/18/29	3.563%(A)	6 Month NIBOR(2)(S)/ 4.850%	(1,197)	(9,980)	(8,783)
NOK	105,940	09/18/29	4.000%(A)	6 Month NIBOR(2)(S)/ 4.850%	95,302	45,189	(50,113)
NOK	11,022	12/16/29	3.594%(A)	6 Month NIBOR(1)(S)/ 4.850%	(773)	(136)	637
NOK	5,521	03/20/34	3.910%(A)	6 Month NIBOR(2)(S)/ 4.850%	500	3,043	2,543
NOK	20,710	09/18/34	3.750%(A)	6 Month NIBOR(1)(S)/ 4.850%	(11,864)	2,263	14,127
NOK	3,455	12/18/34	3.590%(A)	6 Month NIBOR(1)(S)/ 4.850%	(301)	3,567	3,868
NZD	10,680	09/18/29	4.500%(S)	3 Month BBR(2)(Q)/ 5.630%	2,344	31,247	28,903
NZD	2,314	12/18/29	4.406%(S)	3 Month BBR(1)(Q)/ 5.630%	(4,001)	(5,282)	(1,281)
NZD	1,149	06/19/34	4.410%(S)	3 Month BBR(1)(Q)/ 5.630%	(2,171)	5,341	7,512
NZD	380	09/18/34	4.750%(S)	3 Month BBR(1)(Q)/ 5.630%	(5,083)	(5,056)	27
NZD	1,371	12/19/34	4.688%(S)	3 Month BBR(2)(Q)/ 5.630%	2,777	2,339	(438)
PLN	5,500	09/18/26	5.500%(A)	6 Month WIBOR(1)(S)/ 5.860%	(4,191)	(6,521)	(2,330)
SEK	426,880	09/18/26	3.000%(A)	3 Month STIBOR(2)(Q)/ 3.707%	147,918	172,137	24,219
SEK	51,526	03/20/29	2.660%(A)	3 Month STIBOR(1)(Q)/ 3.707%	5,387	(43,644)	(49,031)
SEK	10,859	06/18/29	2.406%(A)	3 Month STIBOR(2)(Q)/ 3.707%	(230)	1,800	2,030
SEK	57,790	09/18/29	2.750%(A)	3 Month STIBOR(2)(Q)/ 3.707%	54,368	57,201	2,833
SEK	5,574	12/18/29	2.719%(A)	3 Month STIBOR(2)(Q)/ 3.707%	280	6,063	5,783
SEK	3,339	09/18/34	2.719%(A)	3 Month STIBOR(2)(Q)/ 3.707%	499	4,108	3,609
SEK	20,770	09/18/34	2.750%(A)	3 Month STIBOR(2)(Q)/ 3.707%	30,700	30,893	193
THB	53,600	09/18/29	2.500%(Q)	1 Day THOR(2)(Q)/ 2.483%	(1,740)	5,314	7,054
TWD	16,720	09/18/29	1.921%(Q)	3 Month TAIBOR(1)(Q)/ 1.628%	—	(183)	(183)
	2,665	09/18/25	4.840%(T)	1 Day SOFR(2)(T)/ 5.330%	(4,128)	913	5,041
	20,220	02/18/26	3.750%(A)	1 Day SOFR(1)(A)/ 5.330%	72,275	117,549	45,274
	8,540	04/11/26	4.224%(A)	1 Day SOFR(1)(A)/ 5.330%	(21)	1,828	1,849
	11,570	04/16/26	4.427%(A)	1 Day SOFR(1)(A)/ 5.330%	6,278	(20,508)	(26,786)
	6,870	05/20/26	4.172%(A)	1 Day SOFR(1)(A)/ 5.330%	354	(312)	(666)
	34,680	06/30/26	4.730%(A)	1 Day SOFR(2)(A)/ 5.330%	13,644	149,206	135,562
	34,620	09/18/26	3.750%(A)	1 Day SOFR(1)(A)/ 5.330%	397,954	420,381	22,427
	5,260	09/26/26	4.250%(A)	1 Day SOFR(1)(A)/ 5.330%	5,966	12,764	6,798
	1,565	03/20/27	4.250%(A)	1 Day SOFR(2)(A)/ 5.330%	(592)	(10,140)	(9,548)
	18,250	04/13/28	3.805%(A)	1 Day SOFR(2)(A)/ 5.330%	4,706	28,645	23,939
	67,960	11/30/28	4.301%(A)	1 Day SOFR(1)(A)/ 5.330%	(17,631)	(684,244)	(666,613)
	1,029	06/17/29	3.688%(A)	1 Day SOFR(1)(A)/ 5.330%	(1,469)	(357)	1,112
	1,690	09/18/29	3.500%(A)	1 Day SOFR(1)(A)/ 5.330%	31,738	35,366	3,628
	1,422	09/18/29	3.906%(A)	1 Day SOFR(1)(A)/ 5.330%	(168)	4,124	4,292
	561	09/18/29	4.044%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(1,797)	(1,797)
	20,040	04/16/30	4.025%(A)	1 Day SOFR(2)(A)/ 5.330%	(82,001)	191,404	273,405
	8,890	07/28/32	2.680%(A)	1 Day SOFR(1)(A)/ 5.330%	211,250	360,402	149,152
	11,500	05/22/34	3.790%(A)	1 Day SOFR(2)(A)/ 5.330%	4,343	9,976	5,633
	200	09/18/34	3.750%(A)	1 Day SOFR(1)(A)/ 5.330%	2,160	2,197	37
	342	09/18/34	3.813%(A)	1 Day SOFR(1)(A)/ 5.330%	902	2,021	1,119
	11,060	04/16/35	3.992%(A)	1 Day SOFR(1)(A)/ 5.330%	89,762	(164,661)	(254,423)
	23,570	07/28/37	2.910%(A)	1 Day SOFR(2)(A)/ 5.330%	(522,307)	(760,311)	(238,004)
	5,420	05/10/38	3.391%(A)	1 Day SOFR(2)(A)/ 5.330%	(69,964)	(89,900)	(19,936)
	22,980	07/28/47	2.080%(A)	1 Day SOFR(1)(A)/ 5.330%	493,969	696,986	203,017

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	5,240	05/11/53	2.564%(A)	1 Day SOFR(1)(A)/ 5.330%	$119,012	$126,262	$7,250
	5,040	04/11/54	3.380%(A)	1 Day SOFR(1)(A)/ 5.330%	(3,023)	(12,973)	(9,950)
	6,590	05/20/54	3.344%(A)	1 Day SOFR(1)(A)/ 5.330%	6,271	(4,952)	(11,223)
ZAR	2,510	09/18/34	10.000%(Q)	3 Month JIBAR(2)(Q)/ 8.350%	3,376	6,317	2,941

					$1,886,510	$1,714,847	$(171,663)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	920	12/21/31	3.271%(Q)	3 Month KLIBOR(2)(Q)/3.590%	$(6,365)	$(7)	$(6,358)	BOA
MYR	2,160	03/20/34	4.000%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	5,462	4,073	1,389	JPM

					$(903)	$4,066	$(4,969)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(r)	Principal or notional amount is less than $500 par.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$4,073	$(102,006)	$47,770	$(92,992)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOA	$3,704,348	$—
GS	—	2,258,821
MS	2,141,562	1,340,752

Total	$5,845,910	$3,599,573

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Bermuda	$—	$529,727	$—
Cayman Islands	—	22,717,370	—
United Kingdom	—	3,471,197	—
United States	—	20,011,524	—

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Commercial Mortgage-Backed Securities
United States	$ —	$ 20,900,894	$—
Corporate Bonds
Australia	—	4,838,369	—
Belgium	—	1,901,361	—
Bermuda	—	295,574	—
Brazil	—	1,993,769	—
Canada	—	21,445,202	—
Cayman Islands	—	1,530	—
Chile	—	1,830,952	—
China	—	747,512	—
Colombia	—	521,926	—
Denmark	—	1,464,208	—
Finland	—	617,695	—
France	—	17,855,805	—
Germany	—	11,837,894	—
Greece	—	228,845	—
India	—	1,251,221	—
Indonesia	—	195,938	—
Ireland	—	3,072,015	—
Israel	—	65,809	—
Italy	—	4,539,881	—
Japan	—	1,040,513	—
Luxembourg	—	936,169	—
Malaysia	—	323,750	—
Mexico	—	1,331,756	—
Morocco	—	621,907	—
Netherlands	—	9,134,791	—
Norway	—	1,713,081	—
Panama	—	226,807	—
Peru	—	447,712	—
Poland	—	198,080	—
Portugal	—	1,621,115	—
South Africa	—	374,564	—
South Korea	—	412,688	—
Spain	—	4,688,566	—
Supranational Bank	—	7,526,501	—
Sweden	—	2,085,832	—
Switzerland	—	3,816,996	—
Thailand	—	200,856	—
United Arab Emirates	—	537,124	—
United Kingdom	—	11,348,231	—
United States	—	115,107,072	—
Municipal Bonds
California	—	441,252	—
Florida	—	288,094	—
New Jersey	—	174,216	—
New York	—	181,508	—
Pennsylvania	—	36,383	—
Residential Mortgage-Backed Securities
United States	—	20,462,652	—
Sovereign Bonds
Australia	—	11,411,097	—
Austria	—	3,720,226	—
Belgium	—	4,115,127	—
Brazil	—	1,272,148	—
Bulgaria	—	71,261	—
Canada	—	13,669,393	—
Chile	—	191,700	—

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
China	$—	$3,247,590	$—
Colombia	—	3,061,715	—
Croatia	—	145,331	—
Czech Republic	—	528,898	—
Denmark	—	310,626	—
Dominican Republic	—	441,336	—
Ecuador	—	1,930	—
Finland	—	562,286	—
France	—	13,434,781	—
Germany	—	3,620,127	—
Greece	—	1,318,024	—
Hungary	—	2,093,774	—
Indonesia	—	4,790,861	—
Ireland	—	511,167	—
Israel	—	135,802	—
Italy	—	11,288,324	—
Japan	—	31,490,146	—
Malaysia	—	634,380	—
Mexico	—	4,105,353	—
Netherlands	—	1,753,559	—
New Zealand	—	2,853,886	—
Norway	—	162,777	—
Panama	—	587,471	—
Peru	—	458,812	—
Poland	—	2,787,894	—
Portugal	—	669,679	—
Romania	—	1,911,494	—
Saudi Arabia	—	648,600	—
Singapore	—	1,001,492	—
Slovenia	—	47,356	—
South Africa	—	212,904	—
South Korea	—	5,670,972	—
Spain	—	15,433,631	—
Supranational Bank	—	2,647,223	—
Sweden	—	1,383,947	—
Switzerland	—	2,231,278	—
Thailand	—	319,356	—
United Kingdom	—	28,207,438	—
U.S. Government Agency Obligations	—	107,321,325	—
U.S. Treasury Obligations	—	62,878,149	—
Unaffiliated Exchange-Traded Funds	20,506,630	—	—
Short-Term Investments
Affiliated Mutual Funds	17,528,722	—	—
Commercial Paper	—	7,210,208	—
Foreign Treasury Obligations
Canada	—	1,229,925	—
Japan	—	9,553,003	—
U.S. Treasury Obligations	—	19,928,265	—
Unaffiliated Funds	5,507,985	—	—
Options Purchased	—	121,092	—

Total#	$43,543,337	$721,019,573	$—

Liabilities
Options Written	$—	$(420,151)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$858,710	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	7,199,947	—
OTC Cross Currency Exchange Contracts	—	37,756	—
Centrally Cleared Credit Default Swap Agreements	—	72,654	—
Centrally Cleared Inflation Swap Agreements	—	33,413	—
OTC Inflation Swap Agreements	—	46,381	—
Centrally Cleared Interest Rate Swap Agreements	—	2,555,471	—
OTC Interest Rate Swap Agreement	—	5,462	—

Total	$858,710	$9,951,084	$—

Liabilities
Forward Commitment Contracts.	$—	$(7,471,565)	$—
Futures Contracts	(577,810)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,188,328)	—
OTC Cross Currency Exchange Contracts	—	(108,646)	—
Centrally Cleared Credit Default Swap Agreements	—	(3,936)	—
OTC Credit Default Swap Agreements	—	(107,906)	—
Centrally Cleared Inflation Swap Agreements	—	(41,999)	—
OTC Inflation Swap Agreements	—	(80,727)	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,727,134)	—
OTC Interest Rate Swap Agreement	—	(6,365)	—

Total	$(577,810)	$(14,736,606)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

#

As of June 30, 2024, a private investment company with a fair value of $161,134 (0.02% of net assets) has not been categorized in the fair value hierarchy as this private investment company was measured using the net asset value per share as a practical expedient for the AST Global Bond Portfolio

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Sovereign Bonds	26.7%
U.S. Government Agency Obligations	15.5
U.S. Treasury Obligations	11.9
Banks	10.4
Collateralized Loan Obligations	3.9
Commercial Mortgage-Backed Securities	3.0
Unaffiliated Exchange-Traded Funds	3.0
Residential Mortgage-Backed Securities	2.9
Diversified Financial Services	2.9
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	2.5
Automobiles	1.9
Oil & Gas	1.7
Foreign Treasury Obligations	1.6
Pipelines	1.5
Electric	1.3
Multi-National	1.2
Pharmaceuticals	1.1
Commercial Paper	1.0
Telecommunications	1.0
Healthcare-Services	0.8

Auto Manufacturers	0.8%
Chemicals	0.8
Unaffiliated Funds	0.8
Internet	0.7
Real Estate Investment Trusts (REITs)	0.6
Software	0.6
Mining	0.5
Media	0.5
Commercial Services	0.5
Foods	0.5
Electronics	0.5
Insurance	0.5
Semiconductors	0.5
Credit Cards	0.5
Lodging	0.4
Retail	0.4
Entertainment	0.3
Biotechnology	0.3
Aerospace & Defense	0.3
Gas	0.3
Agriculture	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Transportation	0.2%
Trucking & Leasing	0.2
Distribution/Wholesale	0.2
Engineering & Construction	0.2
Real Estate	0.2
Environmental Control	0.2
Equipment	0.2
Apparel	0.2
Municipal Bonds	0.2
Beverages	0.1
Water	0.1
Building Materials	0.1
Consumer Loans	0.1
Healthcare-Products	0.1
Machinery-Diversified	0.1
Home Builders	0.1
Hand/Machine Tools	0.1
Savings & Loans	0.1
Toys/Games/Hobbies	0.1
Iron/Steel	0.1
Student Loans	0.1
Leisure Time	0.1
Computers	0.1

Auto Parts & Equipment	0.1%
Packaging & Containers	0.1
Forest Products & Paper	0.1
Oil & Gas Services	0.1
Cosmetics/Personal Care	0.1
Energy-Alternate Sources	0.0	*
Miscellaneous Manufacturing	0.0	*
Home Equity Loans	0.0	*
Airlines	0.0	*
Holding Companies-Diversified	0.0	*
Electrical Components & Equipment	0.0	*
Advertising	0.0	*
Other	0.0	*
Collateralized Debt Obligation	0.0	*
Options Purchased	0.0	*

	110.1
Options Written	(0.1)
Liabilities in excess of other assets	(10.0)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$72,654	*	Due from/to broker-variation margin swaps	$3,936	*
Credit contracts	—	—		Premiums received for OTC swap agreements	101,999
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	5,907
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	37,756		Unrealized depreciation on OTC cross currency exchange contracts	108,646
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	7,199,947		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,188,328
Interest rate contracts	Due from/to broker-variation margin futures	858,710	*	Due from/to broker-variation margin futures	577,810	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,588,884	*	Due from/to broker-variation margin swaps	2,769,133	*
Interest rate contracts	Premiums paid for OTC swap agreements	4,073		Premiums received for OTC swap agreements	7
Interest rate contracts	Unaffiliated investments	121,092		Options written outstanding, at Value	420,151

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$47,770	Unrealized depreciation on OTC swap agreements	$87,085

		$10,930,886		$8,263,002

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$47,998
Foreign exchange contracts	—	—	—	6,656,377	—
Interest rate contracts	130,851	662,997	(382,712)	—	326,714

Total	$130,851	$662,997	$(382,712)	$6,656,377	$374,712

(1) Included in net realized gain (loss) on investment transactions in the Statement of Operations.
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$ —	$—	$—	$—	$44,636
Foreign exchange contracts	—	—	—	9,506,213	—
Interest rate contracts	55,760	168,733	(390,517)	—	(596,717)

Total	$55,760	$168,733	$(390,517)	$9,506,213	$(552,081)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$86,694
Options Written (2)	128,509,361
Futures Contracts - Long Positions (2)	180,376,186
Futures Contracts - Short Positions (2)	112,433,776
Forward Foreign Currency Exchange Contracts - Purchased (3)	320,679,185
Forward Foreign Currency Exchange Contracts - Sold (3)	613,525,805
Cross Currency Exchange Contracts (4)	5,708,883
Interest Rate Swap Agreements (2)	1,029,881,392
Credit Default Swap Agreements - Buy Protection (2)	3,490,033
Credit Default Swap Agreements - Sell Protection (2)	18,253,290
Inflation Swap Agreements (2)	25,937,349

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$14,756,969	$(14,756,969)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(3)	$8,616	$(2,890)	$5,726	$—	$5,726
BARC(5)	298,127	(357,846)	(59,719)	—	(59,719)
BNP(3)	7,207	(68,952)	(61,745)	—	(61,745)
BNP(5)	700,785	(507,026)	193,759	—	193,759
BNYM(3)	1,983	(35,246)	(33,263)	—	(33,263)
BOA(3)	143,396	(178,435)	(35,039)	—	(35,039)
BOA(4)	88,553	(121,218)	(32,665)	—	(32,665)
BOA(5)	87,399	(73,953)	13,446	—	13,446
CA(5)	21,463	—	21,463	—	21,463
CBA(5)	393	(3,779)	(3,386)	—	(3,386)
CIBC(5)	2,966	—	2,966	—	2,966
CITI(3)	62,467	(400,270)	(337,803)	265,551	(72,252)
CITI(4)	32,539	(144,740)	(112,201)	112,201	—
CITI(5)	374,388	(259,957)	114,431	—	114,431
DB(3)	—	(12,231)	(12,231)	—	(12,231)
DB(4)	—	(45,001)	(45,001)	—	(45,001)
DB(5)	1,298,056	(177,167)	1,120,889	—	1,120,889
GSI(3)	381,532	(45,017)	336,515	—	336,515
GSI(5)	202,501	(255,107)	(52,606)	—	(52,606)
HSBC(3)	223,813	(103,853)	119,960	—	119,960
HSBC(5)	14,749	(106,631)	(91,882)	—	(91,882)
JPM(3)	298,425	(159,360)	139,065	—	139,065
JPM(4)	1,249,710	(254,942)	994,768	—	994,768
JPM(5)	216,399	(310,663)	(94,264)	—	(94,264)
MSI(3)	482,981	(124,692)	358,289	(286,000)	72,289
MSI(4)	—	(191,942)	(191,942)	160,000	(31,942)
MSI(5)	288,616	(242,045)	46,571	—	46,571
NOM(5)	—	(23,537)	(23,537)	—	(23,537)
NWM(5)	3,198	(348)	2,850	—	2,850
RBC(5)	67,744	(37,556)	30,188	—	30,188
SCB(3)	10,816	(22,462)	(11,646)	—	(11,646)
SCS(5)	197,152	(126,684)	70,468	—	70,468
SG(5)	21,652	(20,469)	1,183	—	1,183
TD(5)	159,729	(37,361)	122,368	—	122,368
UAG(3)	10,178	(82,938)	(72,760)	—	(72,760)
UAG(4)	—	(20,924)	(20,924)	20,924	—
UAG(5)	443,054	(352,544)	90,510	—	90,510

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST GLOBAL BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
WBC(5)	$10,051	$(4,337)	$5,714	$—	$5,714

	$7,410,638	$(4,912,123)	$2,498,515	$272,676	$2,771,191

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	AllianceBernstein L.P.
(4)	Goldman Sachs Asset Management, L.P.
(5)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST GLOBAL BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $14,756,969:
Unaffiliated investments (cost $767,522,292)	$747,195,322
Affiliated investments (cost $17,528,722)	17,528,722
Cash segregated for counterparty — OTC	1,390,357
Foreign currency, at value (cost $641,918)	639,676
Receivable for investments sold	41,073,007
Unrealized appreciation on OTC forward foreign currency exchange contracts	7,199,947
Deposit with broker for centrally cleared/exchange-traded derivatives	5,845,910
Dividends and interest receivable	5,704,901
Receivable for Portfolio shares sold	159,529
Due from broker-variation margin futures	154,279
Tax reclaim receivable	67,640
Unrealized appreciation on OTC swap agreements	47,770
Unrealized appreciation on OTC cross currency exchange contracts	37,756
Due from broker-variation margin swaps	20,214
Premiums paid for OTC swap agreements	4,073
Prepaid expenses and other assets	50,670

Total Assets	827,119,773

LIABILITIES
Payable for investments purchased	103,975,289
Payable to broker for collateral for securities on loan	15,065,250
Forward commitment contracts, at value (proceeds receivable $7,471,113)	7,471,565
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,188,328
Options written outstanding, at value (premiums received $497,875)	420,151
Cash segregated from counterparty — OTC	286,000
Accrued expenses and other liabilities	230,099
Due to broker-variation margin swaps	207,339
Payable for Portfolio shares purchased	161,208
Management fee payable	146,481
Unrealized depreciation on OTC cross currency exchange contracts	108,646
Premiums received for OTC swap agreements	102,006
Unrealized depreciation on OTC swap agreements	92,992
Due to broker-variation margin futures	29,493
Distribution fee payable	28,548
Affiliated transfer agent fee payable	707

Total Liabilities	132,514,102

NET ASSETS	$694,605,671

Net assets were comprised of:
Partners’ Equity	$694,605,671

Net asset value and redemption price per share, $694,605,671 / 61,467,781 outstanding shares of beneficial interest	$11.30

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $17,753 foreign withholding tax)	$14,072,857
Unaffiliated dividend income (net of $26,231 foreign withholding tax, of which $20,331 is reimbursable by an affiliate)	452,316
Affiliated dividend income	229,768
Affiliated income from securities lending, net	14,505

Total income	14,769,446

EXPENSES
Management fee	2,213,958
Distribution fee	876,684
Custodian and accounting fees	97,169
Audit fee	55,899
Professional fees	15,034
Shareholders’ reports	11,304
Trustees’ fees	8,838
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	26,847

Total expenses	3,310,228
Less: Fee waiver and/or expense reimbursement	(364,030)

Net expenses	2,946,198

NET INVESTMENT INCOME (LOSS)	11,823,248

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(12,265)) (net of foreign capital gains taxes $(1,013))	(4,169,260)
Futures transactions	(382,712)
Forward and cross currency contract transactions	6,656,377
Options written transactions	662,997
Swap agreements transactions	374,712
Foreign currency transactions	(3,222,980)

(80,866)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,042)	(21,852,959)
Futures	(390,517)
Forward and cross currency contracts	9,506,213
Options written	168,733
Swap agreements	(552,081)
Foreign currencies	(102,889)

(13,223,500)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(13,304,366)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,481,118)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$11,823,248	$9,361,072
Net realized gain (loss) on investment and foreign currency transactions	(80,866)	(20,859,998)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(13,223,500)	37,804,328

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,481,118)	26,305,402

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [9,649,185 and 33,284,740 shares, respectively]	108,513,023	367,641,253
Portfolio shares issued in merger [0 and 995,343 shares, respectively]	—	10,779,562
Portfolio shares purchased [6,020,254 and 6,285,940 shares, respectively]	(67,472,330)	(67,611,519)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	41,040,693	310,809,296

TOTAL INCREASE (DECREASE)	39,559,575	337,114,698
NET ASSETS:
Beginning of period	655,046,096	317,931,398

End of period	$694,605,671	$655,046,096

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST GLOBAL BOND PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.33		$10.65	$12.14	$12.31	$11.79	$11.02

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.30	0.11	0.06	0.07	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.22)		0.38	(1.60)	(0.23)	0.45	0.66

Total from investment operations	(0.03)		0.68	(1.49)	(0.17)	0.52	0.77

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$11.30		$11.33	$10.65	$12.14	$12.31	$11.79

Total Return(d)	(0.26)%		6.29%	(12.19)%	(1.46)%	4.50%	6.99	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$695		$655	$318	$462	$4,070	$2,556
Average net assets (in millions)	$705		$342	$357	$2,352	$2,305	$2,277
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.84	%(g)	0.84%	0.84%	0.84%	0.88%	0.90%
Expenses before waivers and/or expense reimbursement	0.94	%(g)	1.01%	1.03%	0.90%	0.90%	0.90%
Net investment income (loss)	3.37	%(g)	2.74%	0.96%	0.53%	0.58%	0.96%
Portfolio turnover rate(h)(i)	182%		289%	278%	287%	174%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Total return for the year includes the impact of the capital contribution, which was not material to the total return. (f) Does not include expenses of the underlying funds in which the Portfolio invests.

(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 87.3%
AFFILIATED MUTUAL FUNDS — 37.9%
Domestic Equity — 6.6%
AST ClearBridge Dividend Growth Portfolio*	146,431	$4,827,844
AST Cohen & Steers Realty Portfolio*	224,427	3,777,099
AST Large-Cap Growth Portfolio*	1,499,869	131,103,593
AST Large-Cap Value Portfolio*	985,765	49,948,732
AST Small-Cap Growth Portfolio*	272,389	20,508,185
AST Small-Cap Value Portfolio*	503,385	19,189,054

		229,354,507

Fixed Income — 31.3%
AST High Yield Portfolio*	928,352	11,539,417
AST PGIM Fixed Income Central Portfolio*	100,619,145	1,081,655,805

		1,093,195,222

International Equity — 0.0%
AST Emerging Markets Equity Portfolio*	111,514	1,086,143

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,222,467,762)(wa)		1,323,635,872

COMMON STOCKS — 21.4%
Aerospace & Defense — 0.5%
Airbus SE (France)	4,817	661,117
Airbus SE (France), ADR	2,156	73,821
Axon Enterprise, Inc.*	2,740	806,218
BAE Systems PLC (United Kingdom)	31,469	524,168
Boeing Co. (The)*(a)	1,993	362,746
Curtiss-Wright Corp.	4,000	1,083,920
Elbit Systems Ltd. (Israel)	560	97,447
General Dynamics Corp.	2,733	792,953
General Electric Co.	14,217	2,260,077
Howmet Aerospace, Inc.	11,375	883,041
Huntington Ingalls Industries, Inc.	80	19,706
Kongsberg Gruppen ASA (Norway)	3,242	264,006
L3Harris Technologies, Inc.	3,440	772,555
Leonardo SpA (Italy)	1,820	42,167
Lockheed Martin Corp.	1,910	892,161
Northrop Grumman Corp.	5,431	2,367,645
Rheinmetall AG (Germany)	592	301,693
Rolls-Royce Holdings PLC (United Kingdom)*	166,960	958,891
RTX Corp.	9,437	947,380
Saab AB (Sweden) (Class B Stock)	7,294	175,237
Safran SA (France)	6,326	1,333,258
Singapore Technologies Engineering Ltd. (Singapore)	9,900	31,525
Textron, Inc.	390	33,485
Thales SA (France)	781	124,935
TransDigm Group, Inc.	106	135,427

		15,945,579

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	230	20,268
Deutsche Post AG (Germany)	4,853	197,065
Expeditors International of Washington, Inc.	290	36,189

	Shares	Value

COMMON STOCKS (continued)
Air Freight & Logistics (cont’d.)
FedEx Corp.	5,920	$1,775,053
Sankyu, Inc. (Japan)	3,500	119,890
United Parcel Service, Inc. (Class B Stock)	8,224	1,125,454
Yamato Holdings Co. Ltd. (Japan)	2,800	30,856

		3,304,775

Automobile Components — 0.1%
Aisin Corp. (Japan)	2,400	78,405
Aptiv PLC*	6,138	432,238
BorgWarner, Inc.	460	14,830
Bridgestone Corp. (Japan)	1,700	67,081
Cie Generale des Etablissements Michelin SCA (France)	24,042	929,250
Denso Corp. (Japan)	9,900	154,529
Sumitomo Electric Industries Ltd. (Japan)	16,300	254,843

		1,931,176

Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	2,917	275,923
BYD Co. Ltd. (China) (Class H Stock)	7,874	233,849
Ferrari NV (Italy)	3,248	1,325,481
Ford Motor Co.	107,460	1,347,548
General Motors Co.	28,510	1,324,575
Harley-Davidson, Inc.(a)	2,800	93,912
Honda Motor Co. Ltd. (Japan)	29,700	319,275
Kia Corp. (South Korea)	794	74,296
Mahindra & Mahindra Ltd. (India)	8,869	304,451
Maruti Suzuki India Ltd. (India)	489	70,505
Mazda Motor Corp. (Japan)	27,400	264,164
Mercedes-Benz Group AG (Germany)	7,083	490,225
Stellantis NV	16,119	318,652
Subaru Corp. (Japan)	17,500	372,144
Suzuki Motor Corp. (Japan)	4,400	50,796
Tesla, Inc.*	19,311	3,821,261
Toyota Motor Corp. (Japan)	84,000	1,723,468
TVS Motor Co. Ltd. (India)	2,169	61,425
Volkswagen AG (Germany)	325	38,943
Volvo Car AB (Sweden) (Class B Stock)*	66,385	205,262

		12,716,155

Banks — 1.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	24,266	398,537
AIB Group PLC (Ireland)	46,343	244,742
ANZ Group Holdings Ltd. (Australia)	15,783	296,526
Banca Monte dei Paschi di Siena SpA (Italy)	13,684	64,514
Banco Bilbao Vizcaya Argentaria SA (Spain)	74,797	750,849
Banco BPM SpA (Italy)	30,634	197,154
Banco Santander SA (Spain)	188,054	874,973
Bank Central Asia Tbk PT (Indonesia)	187,959	113,732
Bank Hapoalim BM (Israel)	18,370	162,237
Bank Leumi Le-Israel BM (Israel)	16,698	136,115

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Bank Mandiri Persero Tbk PT (Indonesia)	215,300	$80,547
Bank of America Corp.	96,842	3,851,406
Barclays PLC (United Kingdom)	218,138	576,412
BNP Paribas SA (France)	13,863	886,568
BOC Hong Kong Holdings Ltd. (China)	78,000	240,684
CaixaBank SA (Spain)	63,451	336,959
China Construction Bank Corp. (China) (Class H Stock)	297,000	219,549
Citigroup, Inc.	4,685	297,310
Citizens Financial Group, Inc.	26,630	959,479
Commerzbank AG (Germany)	8,239	124,971
Commonwealth Bank of Australia (Australia)	11,904	1,008,404
Credicorp Ltd. (Peru)	1,042	168,106
Credit Agricole SA (France)	11,016	150,419
Danske Bank A/S (Denmark)	7,125	212,510
DBS Group Holdings Ltd. (Singapore)	30,100	792,798
DNB Bank ASA (Norway)	8,341	163,658
East West Bancorp, Inc.(a)	2,340	171,358
Emirates NBD Bank PJSC (United Arab Emirates)	13,010	58,450
Erste Group Bank AG (Austria)	7,788	368,646
Fifth Third Bancorp	1,350	49,261
Hana Financial Group, Inc. (South Korea)	1,275	56,075
HSBC Holdings PLC (United Kingdom)	164,515	1,420,095
Huntington Bancshares, Inc.	2,880	37,958
ING Groep NV (Netherlands)	37,313	641,137
Intesa Sanpaolo SpA (Italy)	178,358	662,852
Japan Post Bank Co. Ltd. (Japan)	21,300	202,243
JPMorgan Chase & Co.	33,252	6,725,549
KB Financial Group, Inc. (South Korea)	3,121	177,523
KBC Group NV (Belgium)	1,030	72,576
KeyCorp(a)	1,860	26,431
Lloyds Banking Group PLC (United Kingdom)	379,795	261,951
M&T Bank Corp.	288	43,592
Mitsubishi UFJ Financial Group, Inc. (Japan)	87,600	945,382
Mizuho Financial Group, Inc. (Japan)	10,700	225,207
National Australia Bank Ltd. (Australia)	23,872	575,679
National Bank of Greece SA (Greece)*	15,361	127,625
NatWest Group PLC (United Kingdom)	140,566	553,000
Nordea Bank Abp (Finland)	42,984	512,413
NU Holdings Ltd. (Brazil) (Class A Stock)*	43,984	566,954
OTP Bank Nyrt (Hungary)	1,171	58,085
Oversea-Chinese Banking Corp. Ltd. (Singapore)	38,500	408,846
PNC Financial Services Group, Inc. (The)	13,901	2,161,327
Popular, Inc. (Puerto Rico)	6,300	557,109
Regions Financial Corp.(a)	1,840	36,874
Sberbank of Russia PJSC (Russia)*^	61,896	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	16,724	247,259

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom)	34,772	$313,973
Sumitomo Mitsui Financial Group, Inc. (Japan)	8,300	557,137
Swedbank AB (Sweden) (Class A Stock)	9,806	201,987
Toronto-Dominion Bank (The) (Canada)	2,465	135,498
Truist Financial Corp.	32,810	1,274,668
U.S. Bancorp	37,833	1,501,970
UniCredit SpA (Italy)	27,523	1,018,517
United Overseas Bank Ltd. (Singapore)	9,900	228,357
Wells Fargo & Co.	79,133	4,699,709
Westpac Banking Corp. (Australia)	28,955	524,293
Wintrust Financial Corp.	1,600	157,696

		41,874,421

Beverages — 0.3%
Ambev SA (Brazil)	77,100	157,507
Anheuser-Busch InBev SA/NV (Belgium)	3,003	174,341
Asahi Group Holdings Ltd. (Japan)	4,700	166,308
Brown-Forman Corp. (Class B Stock)(a)	360	15,548
Carlsberg A/S (Denmark) (Class B Stock)	1,656	198,810
Coca-Cola Co. (The)	49,355	3,141,446
Coca-Cola Europacific Partners PLC (United Kingdom)	1,900	138,453
Coca-Cola HBC AG (Italy)*	5,650	192,293
Constellation Brands, Inc. (Class A Stock)(a)	280	72,038
Diageo PLC (United Kingdom)	15,121	474,709
Heineken Holding NV (Netherlands)	1,023	80,633
Keurig Dr. Pepper, Inc.	35,970	1,201,398
Kirin Holdings Co. Ltd. (Japan)	22,400	289,354
Molson Coors Beverage Co. (Class B Stock)(a)	370	18,807
Monster Beverage Corp.*	1,420	70,929
PepsiCo, Inc.	14,062	2,319,246
Pernod Ricard SA (France)	1,149	156,769
Varun Beverages Ltd. (India)	10,651	207,724

		9,076,313

Biotechnology — 0.4%
AbbVie, Inc.	34,789	5,967,009
Amgen, Inc.	6,559	2,049,360
Biogen, Inc.*	1,226	284,211
CSL Ltd.	3,957	775,957
Genmab A/S (Denmark)*	773	193,709
Gilead Sciences, Inc.	2,390	163,978
GRAIL, Inc.*	766	11,774
Hugel, Inc. (South Korea)*	393	65,791
Incyte Corp.*	320	19,398
Moderna, Inc.*	660	78,375
Natera, Inc.*	6,991	757,055
Neurocrine Biosciences, Inc.*	3,000	413,010
Regeneron Pharmaceuticals, Inc.*	1,195	1,255,981

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Vertex Pharmaceuticals, Inc.*	3,320	$1,556,150

		13,591,758

Broadline Retail — 0.7%
Amazon.com, Inc.*	103,048	19,914,026
Dollarama, Inc. (Canada)	3,203	292,450
eBay, Inc.(a)	1,030	55,332
Etsy, Inc.*	230	13,565
MercadoLibre, Inc. (Brazil)*	450	739,530
Next PLC (United Kingdom)	4,372	498,924
Pan Pacific International Holdings Corp. (Japan)	3,400	79,532
PDD Holdings, Inc. (China), ADR*	2,910	386,885
Prosus NV (China)*	11,926	424,071
Rakuten Group, Inc. (Japan)*	48,500	251,251
Vipshop Holdings Ltd. (China), ADR	3,064	39,893
Wesfarmers Ltd. (Australia)	9,799	424,312

		23,119,771

Building Products — 0.2%
A.O. Smith Corp.	240	19,627
AGC, Inc. (Japan)	4,600	149,678
Allegion PLC	170	20,086
Armstrong World Industries, Inc.	3,800	430,312
Assa Abloy AB (Sweden) (Class B Stock)	6,183	175,106
AZEK Co., Inc. (The)*	8,938	376,558
Builders FirstSource, Inc.*	240	33,218
Carlisle Cos., Inc.	300	121,563
Carrier Global Corp.	8,762	552,707
Cie de Saint-Gobain SA (France)	10,490	815,851
Daikin Industries Ltd. (Japan)	200	27,843
Geberit AG (Switzerland)	220	129,591
Johnson Controls International PLC	5,365	356,612
Kingspan Group PLC (Ireland)	884	75,129
Masco Corp.(a)	440	29,335
Owens Corning	5,900	1,024,948
ROCKWOOL A/S (Denmark) (Class B Stock)	501	203,095
Trane Technologies PLC	2,125	698,976

		5,240,235

Capital Markets — 0.6%
3i Group PLC (United Kingdom)	19,547	753,359
Ameriprise Financial, Inc.	1,544	659,581
Amundi SA (France), 144A	2,709	175,210
Ares Management Corp. (Class A Stock)(a)	1,949	259,763
Bank of New York Mellon Corp. (The)	22,910	1,372,080
BlackRock, Inc.	818	644,028
Blackstone, Inc.	5,008	619,990
Brookfield Corp. (Canada)	6,270	260,782
Cboe Global Markets, Inc.	210	35,713
Charles Schwab Corp. (The)	12,489	920,314
CME Group, Inc.	2,199	432,323
Daiwa Securities Group, Inc. (Japan)	32,700	251,048
Deutsche Bank AG (Germany)	25,382	405,669
Deutsche Boerse AG (Germany)	1,449	296,171

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Euronext NV (Netherlands), 144A	3,929	$364,102
FactSet Research Systems, Inc.	75	30,620
Franklin Resources, Inc.	600	13,410
Goldman Sachs Group, Inc. (The)	6,334	2,864,995
Hargreaves Lansdown PLC (United Kingdom)	11,563	164,824
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	5,100	163,216
IG Group Holdings PLC (United Kingdom)	7,255	75,149
Intercontinental Exchange, Inc.	10,700	1,464,723
Invesco Ltd.	860	12,866
Janus Henderson Group PLC	18,400	620,264
Japan Exchange Group, Inc. (Japan)	4,500	105,540
Julius Baer Group Ltd. (Switzerland)	624	34,902
KKR & Co., Inc.	12,810	1,348,124
London Stock Exchange Group PLC (United Kingdom)	725	85,969
Macquarie Group Ltd. (Australia)	1,045	142,195
MarketAxess Holdings, Inc.	75	15,040
Moody’s Corp.(a)	585	246,244
Morgan Stanley	28,169	2,737,745
MSCI, Inc.	1,540	741,895
Nasdaq, Inc.	760	45,798
Northern Trust Corp.(a)	2,310	193,994
Partners Group Holding AG (Switzerland)	24	30,733
Raymond James Financial, Inc.	4,370	540,176
S&P Global, Inc.	3,514	1,567,244
Singapore Exchange Ltd. (Singapore)	8,400	58,577
State Street Corp.	600	44,400
T. Rowe Price Group, Inc.(a)	440	50,736
UBS Group AG (Switzerland)	44,325	1,301,833
Virtu Financial, Inc. (Class A Stock)	14,700	330,015

		22,481,360

Chemicals — 0.3%
Air Liquide SA (France)	3,142	542,270
Air Products & Chemicals, Inc.(a)	2,861	738,281
Akzo Nobel NV (Netherlands)	3,852	234,777
Albemarle Corp.	230	21,970
BASF SE (Germany)	4,977	240,601
Celanese Corp.(a)	200	26,978
CF Industries Holdings, Inc.	380	28,166
Corteva, Inc.	1,400	75,516
Dow, Inc.(a)	8,824	468,113
DuPont de Nemours, Inc.	3,655	294,191
Eastman Chemical Co.	230	22,533
Ecolab, Inc.	1,660	395,080
FMC Corp.(a)	250	14,387
Givaudan SA (Switzerland)	79	374,193
International Flavors & Fragrances, Inc.	510	48,557
Linde PLC	5,054	2,217,746
LyondellBasell Industries NV (Class A Stock)	4,910	469,691
Mitsubishi Chemical Group Corp. (Japan)	49,000	273,018
Mitsui Chemicals, Inc. (Japan)	2,800	77,536

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Mosaic Co. (The)	650	$18,785
Nippon Paint Holdings Co. Ltd. (Japan)	18,400	120,280
Nippon Sanso Holdings Corp. (Japan)	2,100	62,364
Nutrien Ltd. (Canada)	3,549	180,686
Orica Ltd. (Australia)	13,222	157,023
PPG Industries, Inc.	12,122	1,526,039
Sherwin-Williams Co. (The)	4,550	1,357,856
Shin-Etsu Chemical Co. Ltd. (Japan)	9,300	361,599
Sika AG (Switzerland)	99	28,260
Solvay SA (Belgium)	5,784	203,967

		10,580,463

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	54,629	527,166
Cintas Corp.	160	112,042
Copart, Inc.*	4,640	251,302
Dai Nippon Printing Co. Ltd. (Japan)	2,800	94,474
Pluxee NV (Netherlands)*	2,427	68,338
Republic Services, Inc.	2,148	417,442
Rollins, Inc.	560	27,322
Secom Co. Ltd. (Japan)	3,200	189,517
Serco Group PLC (United Kingdom)	47,008	106,474
Veralto Corp.	433	41,339
Waste Management, Inc.	6,690	1,427,245

		3,262,661

Communications Equipment — 0.1%
Arista Networks, Inc.*	5,460	1,913,621
Cisco Systems, Inc.	35,286	1,676,438
F5, Inc.*	120	20,668
Juniper Networks, Inc.	640	23,334
Motorola Solutions, Inc.	315	121,606
Nokia OYJ (Finland)	96,928	368,914

		4,124,581

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	2,936	126,812
Eiffage SA (France)	2,901	266,621
Ferrovial SE	1,925	74,782
Obayashi Corp. (Japan)	16,600	198,376
Quanta Services, Inc.	651	165,413
Stantec, Inc. (Canada)	742	62,118
Taisei Corp. (Japan)	3,400	126,489
Vinci SA (France)	7,083	746,579

		1,767,190

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	20,500	48,764
Cemex SAB de CV (Mexico), UTS	115,972	74,166
Heidelberg Materials AG (Germany)	4,800	496,196
Holcim AG*	7,173	634,036
James Hardie Industries PLC, CDI*	12,051	377,168
Martin Marietta Materials, Inc.(a)	504	273,067
Vulcan Materials Co.	7,902	1,965,069

		3,868,466

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance — 0.1%
Ally Financial, Inc.	24,345	$965,766
American Express Co.(a)	8,228	1,905,194
Capital One Financial Corp.	1,478	204,629
Discover Financial Services	500	65,405
Synchrony Financial(a)	11,710	552,595

		3,693,589

Consumer Staples Distribution & Retail — 0.3%
Carrefour SA (France)	15,241	215,969
Coles Group Ltd. (Australia)	21,308	241,390
Costco Wholesale Corp.	2,875	2,443,721
Dino Polska SA (Poland), 144A*	653	65,803
Dollar General Corp.(a)	400	52,892
Dollar Tree, Inc.*	8,510	908,613
Endeavour Group Ltd. (Australia)	10,043	33,678
J Sainsbury PLC (United Kingdom)	9,790	31,542
Kesko OYJ (Finland) (Class B Stock)	5,132	90,282
Koninklijke Ahold Delhaize NV (Netherlands)	15,746	463,359
Kroger Co. (The)	21,320	1,064,508
Loblaw Cos. Ltd. (Canada)	1,158	134,333
Performance Food Group Co.*(a)	3,250	214,858
Sugi Holdings Co. Ltd. (Japan)	6,300	86,576
Sysco Corp.(a)	4,671	333,463
Target Corp.	10,180	1,507,047
Tesco PLC (United Kingdom)	212,378	820,368
Walgreens Boots Alliance, Inc.(a)	14,320	173,200
Wal-Mart de Mexico SAB de CV (Mexico)	23,437	80,053
Walmart, Inc.	46,578	3,153,796

		12,115,451

Containers & Packaging — 0.0%
Amcor PLC(a)	2,880	28,166
Avery Dennison Corp.	1,702	372,142
Ball Corp.	630	37,813
Crown Holdings, Inc.	1,200	89,268
International Paper Co.(a)	690	29,774
Packaging Corp. of America	140	25,558
Smurfit Kappa Group PLC (Ireland)	5,121	228,034
Transcontinental, Inc. (Canada) (Class A Stock)	5,820	64,324
Westrock Co.	510	25,633

		900,712

Distributors — 0.0%
Genuine Parts Co.	4,240	586,477
LKQ Corp.	530	22,042
Pool Corp.	75	23,050

		631,569

Diversified Consumer Services — 0.0%
Service Corp. International	950	67,573

Diversified REITs — 0.0%
Covivio SA (France)	986	47,149
GPT Group (The) (Australia)	65,073	173,496
KDX Realty Investment Corp. (Japan)	286	278,011

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified REITs (cont’d.)
Stockland (Australia)	24,198	$67,023

		565,679

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	112,939	2,158,264
BT Group PLC (United Kingdom)	18,646	33,057
Deutsche Telekom AG (Germany)	35,627	895,503
Elisa OYJ (Finland)	1,625	74,397
Hellenic Telecommunications Organization SA (Greece)	7,196	103,434
Koninklijke KPN NV (Netherlands)	122,399	469,123
Orange SA (France)	20,682	207,451
Swisscom AG (Switzerland)	365	205,245
Telenor ASA (Norway)	17,575	200,706
Telkom Indonesia Persero Tbk PT (Indonesia)	691,300	131,338
Telstra Group Ltd. (Australia)	18,750	45,267
Verizon Communications, Inc.	48,030	1,980,757

		6,504,542

Electric Utilities — 0.3%
Alliant Energy Corp.(a)	510	25,959
American Electric Power Co., Inc.(a)	5,850	513,279
BKW AG (Switzerland)	190	30,327
Chubu Electric Power Co., Inc. (Japan)	20,400	240,992
CLP Holdings Ltd. (Hong Kong)	21,000	169,851
Constellation Energy Corp.	1,621	324,638
Duke Energy Corp.	6,180	619,421
Edison International	760	54,576
Endesa SA (Spain)	2,558	48,062
Enel SpA (Italy)	92,421	641,290
Entergy Corp.	420	44,940
Evergy, Inc.	460	24,366
Eversource Energy	690	39,130
Exelon Corp.	20,480	708,813
FirstEnergy Corp.	1,030	39,418
Iberdrola SA (Spain)	96,168	1,247,772
Kansai Electric Power Co., Inc. (The) (Japan)	22,400	376,137
NextEra Energy, Inc.	22,088	1,564,051
NRG Energy, Inc.	13,050	1,016,073
PG&E Corp.	103,913	1,814,321
Pinnacle West Capital Corp.(a)	230	17,567
Power Grid Corp. of India Ltd. (India)	53,658	212,502
PPL Corp.	1,470	40,646
Southern Co. (The)	2,090	162,121
SSE PLC (United Kingdom)	18,295	413,167
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	54,800	295,097
Verbund AG (Austria)	388	30,700
Xcel Energy, Inc.	12,903	689,149

		11,404,365

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	20,149	1,117,281
AMETEK, Inc.(a)	1,261	210,221
Eaton Corp. PLC	11,521	3,612,410
Emerson Electric Co.	4,090	450,554

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
GE Vernova, Inc.*	712	$122,115
Generac Holdings, Inc.*(a)	125	16,528
Hubbell, Inc.	105	38,375
Legrand SA (France)	4,103	407,244
Mitsubishi Electric Corp. (Japan)	34,100	546,457
Nidec Corp. (Japan)	9,200	413,996
nVent Electric PLC	2,966	227,225
Prysmian SpA (Italy)	2,656	163,973
Rockwell Automation, Inc.(a)	190	52,303
Schneider Electric SE	8,564	2,053,182
Siemens Energy AG (Germany)*	6,911	180,202
Vertiv Holdings Co. (Class A Stock)	11,200	969,584
Vestas Wind Systems A/S (Denmark)*	6,476	150,165

		10,731,815

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	18,300	1,232,871
CDW Corp.	763	170,790
Corning, Inc.	8,513	330,730
Halma PLC (United Kingdom)	4,725	161,054
Hexagon AB (Sweden) (Class B Stock)	5,635	63,852
Hon Hai Precision Industry Co. Ltd. (Taiwan)	101,505	668,301
Ibiden Co. Ltd. (Japan)	2,700	110,517
Jabil, Inc.	250	27,198
Keyence Corp. (Japan)	3,142	1,375,185
Keysight Technologies, Inc.*	310	42,393
Murata Manufacturing Co. Ltd. (Japan)	9,200	190,517
Shimadzu Corp. (Japan)	1,500	37,596
TD SYNNEX Corp.	7,200	830,880
TDK Corp. (Japan)	7,200	442,741
TE Connectivity Ltd.	570	85,745
Teledyne Technologies, Inc.*	80	31,038
Trimble, Inc.*	490	27,401
Yokogawa Electric Corp. (Japan)	6,600	160,288
Zebra Technologies Corp. (Class A Stock)*	100	30,893

		6,019,990

Energy Equipment & Services — 0.1%
Baker Hughes Co.	28,370	997,773
Halliburton Co.(a)	9,378	316,789
Schlumberger NV	29,240	1,379,543
Tenaris SA	3,990	61,375

		2,755,480

Entertainment — 0.2%
CTS Eventim AG & Co. KGaA (Germany)	1,810	150,681
Electronic Arts, Inc.(a)	440	61,305
Konami Group Corp. (Japan)	2,300	166,300
Live Nation Entertainment, Inc.*	280	26,247
NetEase, Inc. (China), ADR	2,338	223,466
Netflix, Inc.*	6,388	4,311,134
Nintendo Co. Ltd. (Japan)	9,800	523,336
Sea Ltd. (Singapore), ADR*	5,900	421,378
Take-Two Interactive Software, Inc.*(a)	310	48,202

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Entertainment (cont’d.)
Tencent Music Entertainment Group
(China), ADR(a)	9,635	$135,372
Walt Disney Co. (The)	17,922	1,779,475
Warner Bros Discovery, Inc.*	31,017	230,767

		8,077,663

Financial Services — 0.6%
Adyen NV (Netherlands), 144A*	289	343,238
Apollo Global Management, Inc.	2,164	255,503
Berkshire Hathaway, Inc. (Class B Stock)*	13,670	5,560,956
Block, Inc.*	6,445	415,638
Corpay, Inc.*	1,021	272,005
Eurazeo SE (France)	699	55,737
EXOR NV (Netherlands)	2,706	282,661
Fidelity National Information Services, Inc.	13,280	1,000,781
Fiserv, Inc.*	1,110	165,434
Global Payments, Inc.	4,420	427,414
Industrivarden AB (Sweden) (Class A Stock)	1,408	47,962
Industrivarden AB (Sweden) (Class C Stock)	3,477	117,408
Investor AB (Sweden) (Class B Stock)	25,333	694,202
Jack Henry & Associates, Inc.	140	23,243
Mastercard, Inc. (Class A Stock)	10,694	4,717,765
ORIX Corp. (Japan)	5,300	117,469
PayPal Holdings, Inc.*	15,840	919,195
Visa, Inc. (Class A Stock)	16,743	4,394,535
Wise PLC (United Kingdom) (Class A Stock)*	7,456	63,947

		19,875,093

Food Products — 0.3%
Archer-Daniels-Midland Co.	13,860	837,837
Associated British Foods PLC (United Kingdom)	7,999	249,760
AVI Ltd. (South Africa)	14,579	75,734
Bunge Global SA	290	30,963
Campbell Soup Co.	390	17,624
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	3	35,042
Conagra Brands, Inc.	950	26,999
Danone SA (France)	3,711	227,298
Freshpet, Inc.*	5,983	774,140
General Mills, Inc.(a)	3,030	191,678
Gruma SAB de CV (Mexico) (Class B Stock)	5,876	107,631
Hershey Co. (The)	2,640	485,311
Hormel Foods Corp.	5,380	164,036
Ingredion, Inc.	1,800	206,460
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	23,900	84,482
J.M. Smucker Co. (The)	210	22,898
Kellanova	520	29,994
Kraft Heinz Co. (The)	1,590	51,230
Lamb Weston Holdings, Inc.	955	80,296
McCormick & Co., Inc.(a)	500	35,470

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	21,974	$1,437,979
Mowi ASA (Norway)	5,661	94,088
Nestle SA	28,886	2,948,518
Orkla ASA (Norway)	18,865	152,979
Tyson Foods, Inc. (Class A Stock)	570	32,570
WH Group Ltd. (Hong Kong), 144A	628,500	413,683
Wilmar International Ltd. (China)	69,800	159,162

		8,973,862

Gas Utilities — 0.0%
Atmos Energy Corp.	300	34,995
Enagas SA (Spain)	8,028	119,376
National Fuel Gas Co.	2,800	151,732
Osaka Gas Co. Ltd. (Japan)	12,400	274,044
Snam SpA (Italy)	11,050	48,797
Tokyo Gas Co. Ltd. (Japan)	14,700	316,461
UGI Corp.	14,600	334,340

		1,279,745

Ground Transportation — 0.2%
Canadian National Railway Co. (Canada)	2,087	246,537
Canadian Pacific Kansas City Ltd. (Canada)	780	61,409
Central Japan Railway Co. (Japan)	10,600	229,778
CSX Corp.	38,930	1,302,209
East Japan Railway Co. (Japan)	1,800	29,969
J.B. Hunt Transport Services, Inc.	160	25,600
Norfolk Southern Corp.	4,806	1,031,800
Old Dominion Freight Line, Inc.	320	56,512
TFI International, Inc. (Canada)(a)	983	142,692
Uber Technologies, Inc.*	13,740	998,623
Union Pacific Corp.	11,523	2,607,194
West Japan Railway Co. (Japan)	8,600	160,472

		6,892,795

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	25,616	2,661,759
Alcon, Inc. (Switzerland)	3,752	333,522
Align Technology, Inc.*	140	33,800
Baxter International, Inc.	1,010	33,785
Becton, Dickinson & Co.	7,563	1,767,549
Boston Scientific Corp.*	27,385	2,108,919
Cochlear Ltd. (Australia)	1,635	360,910
ConvaTec Group PLC (United Kingdom), 144A	51,051	151,250
Cooper Cos., Inc. (The)	390	34,047
Demant A/S (Denmark)*	7,910	342,587
Dexcom, Inc.*	770	87,303
Edwards Lifesciences Corp.*	1,150	106,225
EssilorLuxottica SA (France)	1,178	253,133
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	14,332	262,322
GE HealthCare Technologies, Inc.	3,655	284,798
Hologic, Inc.*	470	34,897
Hoya Corp. (Japan)	2,900	339,124
IDEXX Laboratories, Inc.*	750	365,400

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Insulet Corp.*	140	$28,252
Intuitive Surgical, Inc.*	1,575	700,639
Medtronic PLC	26,897	2,117,063
Olympus Corp. (Japan)	17,300	279,262
ResMed, Inc.(a)	290	55,512
Solventum Corp.*(a)	275	14,542
Sonova Holding AG (Switzerland)	103	31,731
STERIS PLC(a)	195	42,810
Stryker Corp.	3,110	1,058,177
Teleflex, Inc.	90	18,930
Terumo Corp. (Japan)	2,300	38,146
Zimmer Biomet Holdings, Inc.	5,010	543,735

		14,490,129

Health Care Providers & Services — 0.4%
Apollo Hospitals Enterprise Ltd. (India)	3,234	239,459
Cardinal Health, Inc.	480	47,194
Cencora, Inc.	1,390	313,167
Centene Corp.*	26,031	1,725,855
Cigna Group (The)	5,216	1,724,253
CVS Health Corp.	5,096	300,970
DaVita, Inc.*(a)	100	13,857
Elevance Health, Inc.	3,540	1,918,184
Fresenius Medical Care AG (Germany)	7,720	295,033
Fresenius SE & Co. KGaA (Germany)*	5,646	168,670
HCA Healthcare, Inc.(a)	380	122,086
Henry Schein, Inc.*(a)	260	16,666
Humana, Inc.	230	85,939
Labcorp Holdings, Inc.(a)	3,770	767,233
McKesson Corp.	2,440	1,425,058
Molina Healthcare, Inc.*	879	261,327
Odontoprev SA (Brazil)	25,600	52,390
Quest Diagnostics, Inc.	220	30,114
Ramsay Health Care Ltd. (Australia)	3,246	102,483
Tenet Healthcare Corp.*	700	93,121
UnitedHealth Group, Inc.	10,140	5,163,896
Universal Health Services, Inc. (Class B Stock)	120	22,192

		14,889,147

Health Care REITs — 0.0%
Alexandria Real Estate Equities, Inc.	6,515	762,060
Healthpeak Properties, Inc.	6,810	133,476
Ventas, Inc.	6,000	307,560
Welltower, Inc.(a)	1,040	108,420

		1,311,516

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	1,471	139,704

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	1,400	25,172
Park Hotels & Resorts, Inc.	39,700	594,706

		619,878

Hotels, Restaurants & Leisure — 0.4%
Accor SA (France)	5,075	207,664
Airbnb, Inc. (Class A Stock)*	4,169	632,145
Amadeus IT Group SA (Spain)	2,572	171,152

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Aristocrat Leisure Ltd. (Australia)	13,857	$458,882
Booking Holdings, Inc.	65	257,497
Caesars Entertainment, Inc.*(a)	430	17,088
Carnival Corp.*	2,000	37,440
Chipotle Mexican Grill, Inc.*(a)	28,600	1,791,790
Compass Group PLC (United Kingdom)	26,570	723,855
Darden Restaurants, Inc.(a)	3,022	457,289
Domino’s Pizza, Inc.	260	134,246
Evolution AB (Sweden), 144A	1,071	111,480
Expedia Group, Inc.*	260	32,757
Flutter Entertainment PLC (United Kingdom)*	591	107,502
Genting Singapore Ltd. (Singapore)	257,700	163,805
Hilton Worldwide Holdings, Inc.	5,960	1,300,472
Indian Hotels Co. Ltd. (India)	17,573	131,465
InterContinental Hotels Group PLC (United Kingdom)	1,908	200,486
J D Wetherspoon PLC (United Kingdom)*	7,226	66,590
La Francaise des Jeux SAEM (France), 144A	7,322	249,388
Las Vegas Sands Corp.	730	32,303
Lottery Corp. Ltd. (The) (Australia)	19,228	64,807
Marriott International, Inc. (Class A Stock)	5,996	1,449,653
McDonald’s Corp.	13,012	3,315,978
Meituan (China) (Class B Stock), 144A*	16,916	240,449
MGM Resorts International*	540	23,998
Norwegian Cruise Line Holdings Ltd.*	850	15,972
Oriental Land Co. Ltd. (Japan)	4,700	131,337
Royal Caribbean Cruises Ltd.*(a)	1,530	243,928
Sodexo SA (France)	3,647	328,525
Starbucks Corp.	2,170	168,935
Texas Roadhouse, Inc.	3,149	540,715
Trip.com Group Ltd. (China), ADR*(a)	4,349	204,403
Whitbread PLC (United Kingdom)	5,031	188,811
Wynn Resorts Ltd.	190	17,005
Yum! Brands, Inc.(a)	560	74,178

		14,293,990

Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	19,803	117,613
Berkeley Group Holdings PLC (United Kingdom)	3,740	216,096
D.R. Horton, Inc.	550	77,511
Garmin Ltd.(a)	300	48,876
Lennar Corp. (Class A Stock)	6,607	990,191
Midea Group Co. Ltd. (China) (Class A Stock)	6,300	55,591
Mohawk Industries, Inc.*	100	11,359
NVR, Inc.*	6	45,531
Panasonic Holdings Corp. (Japan)	11,900	97,824
PulteGroup, Inc.	420	46,242
SEB SA (France)	1,074	110,229
Sekisui Chemical Co. Ltd. (Japan)	11,000	152,709

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Sekisui House Ltd. (Japan)	1,700	$37,783
Sony Group Corp. (Japan)	8,800	749,946
Toll Brothers, Inc.(a)	1,954	225,062

		2,982,563

Household Products — 0.2%
Church & Dwight Co., Inc.	490	50,803
Clorox Co. (The)(a)	210	28,659
Colgate-Palmolive Co.	18,280	1,773,891
Essity AB (Sweden) (Class B Stock)	17,478	446,822
Henkel AG & Co. KGaA (Germany)	1,175	92,446
Kimberly-Clark Corp.	2,770	382,814
Procter & Gamble Co. (The)	21,754	3,587,670
Reckitt Benckiser Group PLC (United Kingdom)	7,991	432,307

		6,795,412

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	47,930	842,130
Electric Power Development Co. Ltd. (Japan)	3,900	60,974
RWE AG (Germany)	3,132	107,444
Vistra Corp.	1,261	108,421

		1,118,969

Industrial Conglomerates — 0.1%
3M Co.	14,100	1,440,879
CK Hutchison Holdings Ltd. (United Kingdom)	26,000	124,022
Hitachi Ltd. (Japan)	44,500	1,001,977
Honeywell International, Inc.	3,960	845,618
Keppel Ltd. (Singapore)	8,000	38,028
Siemens AG (Germany)	7,168	1,334,147
Smiths Group PLC (United Kingdom)	8,429	181,364

		4,966,035

Industrial REITs — 0.1%
Americold Realty Trust, Inc.	14,600	372,884
Goodman Group (Australia)	20,824	480,407
Prologis, Inc.(a)	14,922	1,675,890

		2,529,181

Insurance — 0.7%
Admiral Group PLC (United Kingdom)	1,044	34,499
Aflac, Inc.(a)	1,090	97,348
Ageas SA/NV (Belgium)	5,661	258,293
AIA Group Ltd. (Hong Kong)	61,400	415,417
Allianz SE (Germany)	4,181	1,161,193
Allstate Corp. (The)	8,400	1,341,144
American International Group, Inc.	1,360	100,966
Aon PLC (Class A Stock)	410	120,368
Arch Capital Group Ltd.*	780	78,694
Arthur J. Gallagher & Co.(a)	1,435	372,110
Assicurazioni Generali SpA (Italy)	9,010	224,295
Assurant, Inc.	5,120	851,200
Aviva PLC (United Kingdom)	57,048	343,618
AXA SA (France)	27,018	885,413
Beazley PLC (United Kingdom)	7,899	70,550

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Brown & Brown, Inc.(a)	510	$45,599
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	77,400	188,353
Chubb Ltd.	7,962	2,030,947
Cincinnati Financial Corp.	340	40,154
Dai-ichi Life Holdings, Inc. (Japan)	15,200	407,054
DB Insurance Co. Ltd. (South Korea)	1,783	147,727
Everest Group Ltd.	95	36,197
Fairfax Financial Holdings Ltd. (Canada)	185	210,461
Fidelity National Financial, Inc.	1,900	93,898
Globe Life, Inc.	200	16,456
Hannover Rueck SE (Germany)	1,314	332,624
Hartford Financial Services Group, Inc. (The)	3,016	303,229
iA Financial Corp., Inc. (Canada)	1,357	85,216
Insurance Australia Group Ltd. (Australia)	34,698	164,487
Japan Post Holdings Co. Ltd. (Japan)	39,000	387,649
Loews Corp.	410	30,643
Manulife Financial Corp. (Canada)	7,553	201,130
Markel Group, Inc.*	114	179,625
Marsh & McLennan Cos., Inc.	12,416	2,616,300
Medibank Private Ltd. (Australia)	101,397	251,294
MetLife, Inc.	36,629	2,570,990
MS&AD Insurance Group Holdings, Inc. (Japan)	10,400	232,191
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,652	825,926
NN Group NV (Netherlands)	1,551	72,088
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	35,000	158,570
Principal Financial Group, Inc.	480	37,656
Progressive Corp. (The)	10,394	2,158,938
QBE Insurance Group Ltd. (Australia)	8,352	96,412
RenaissanceRe Holdings Ltd. (Bermuda)	594	132,765
Sampo OYJ (Finland) (Class A Stock)	5,603	241,625
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	866	243,596
Sompo Holdings, Inc. (Japan)	15,200	325,640
Suncorp Group Ltd. (Australia)	3,518	40,682
Swiss Re AG	3,240	401,685
T&D Holdings, Inc. (Japan)	12,300	214,845
Talanx AG (Germany)	2,720	216,756
Tokio Marine Holdings, Inc. (Japan)	19,800	744,065
Travelers Cos., Inc. (The)(a)	8,742	1,777,598
W.R. Berkley Corp.(a)	445	34,968
Willis Towers Watson PLC	180	47,185
Zurich Insurance Group AG (Switzerland)	1,590	846,987

		25,545,319

Interactive Media & Services — 1.0%
Alphabet, Inc. (Class A Stock)	74,939	13,650,139
Alphabet, Inc. (Class C Stock)	44,570	8,175,029

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Auto Trader Group PLC (United Kingdom), 144A	23,963	$241,192
Kanzhun Ltd. (China), ADR(a)	3,194	60,079
Match Group, Inc.*	540	16,405
Meta Platforms, Inc. (Class A Stock)	23,051	11,622,775
Pinterest, Inc. (Class A Stock)*	14,000	616,980
REA Group Ltd. (Australia)	1,103	144,024
Scout24 SE (Germany), 144A	3,019	230,663
Tencent Holdings Ltd. (China)	7,600	360,547

		35,117,833

IT Services — 0.2%
Accenture PLC (Class A Stock)	2,989	906,893
Akamai Technologies, Inc.*(a)	300	27,024
Capgemini SE (France)	666	132,293
CGI, Inc. (Canada)*	1,221	121,872
Cognizant Technology Solutions Corp. (Class A Stock)	15,990	1,087,320
EPAM Systems, Inc.*	110	20,692
Fujitsu Ltd. (Japan)	6,000	94,101
Gartner, Inc.*	140	62,868
Globant SA*	1,055	188,064
GoDaddy, Inc. (Class A Stock)*	240	33,530
International Business Machines Corp.	13,686	2,366,994
NEC Corp. (Japan)	4,400	362,809
NTT Data Group Corp. (Japan)	6,000	88,638
Okta, Inc.*	1,800	168,498
SCSK Corp. (Japan)	4,000	80,026
Tata Consultancy Services Ltd. (India)	7,734	361,280
TIS, Inc. (Japan)	4,300	83,541
Twilio, Inc. (Class A Stock)*	3,900	221,559
VeriSign, Inc.*	170	30,226
Wix.com Ltd. (Israel)*	2,500	397,675

		6,835,903

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	12,000	235,096
Hasbro, Inc.	250	14,625
Sankyo Co. Ltd. (Japan)	20,400	221,824
Shimano, Inc. (Japan)	1,700	262,725

		734,270

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	540	70,000
Avantor, Inc.*	6,600	139,920
Bio-Rad Laboratories, Inc. (Class A Stock)*	40	10,924
Bio-Techne Corp.(a)	310	22,211
Charles River Laboratories International, Inc.*	100	20,658
Danaher Corp.	9,435	2,357,335
Illumina, Inc.*	4,600	480,148
IQVIA Holdings, Inc.*	320	67,661
Lonza Group AG (Switzerland)	237	129,024
Medpace Holdings, Inc.*	900	370,665
Mettler-Toledo International, Inc.*	39	54,506
QIAGEN NV*	2,443	100,383
Revvity, Inc.(a)	240	25,166

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Thermo Fisher Scientific, Inc.	4,630	$2,560,390
Waters Corp.*	115	33,364
West Pharmaceutical Services, Inc.	545	179,518

		6,621,873

Machinery — 0.5%
Alfa Laval AB (Sweden)	4,763	208,580
Allison Transmission Holdings, Inc.	11,800	895,620
Atlas Copco AB (Sweden) (Class A Stock)	57,238	1,074,715
Atlas Copco AB (Sweden) (Class B Stock)	15,571	251,430
Caterpillar, Inc.	3,793	1,263,448
Cummins, Inc.	2,170	600,938
Daimler Truck Holding AG (Germany)	8,599	342,955
Deere & Co.	4,966	1,855,447
Donaldson Co., Inc.	8,300	593,948
Doosan Bobcat, Inc. (South Korea)	2,856	105,736
Dover Corp.(a)	3,227	582,312
Epiroc AB (Sweden) (Class B Stock)	4,683	85,960
FANUC Corp. (Japan)	14,100	387,084
Flowserve Corp.	21,500	1,034,150
Fortive Corp.	7,297	540,708
GEA Group AG (Germany)	7,179	298,456
Hitachi Construction Machinery Co. Ltd. (Japan)	2,800	75,082
IDEX Corp.	150	30,180
Illinois Tool Works, Inc.(a)	500	118,480
Indutrade AB (Sweden)	4,285	110,059
Ingersoll Rand, Inc.	800	72,672
ITT, Inc.	6,500	839,670
Knorr-Bremse AG (Germany)	2,468	188,641
Komatsu Ltd. (Japan)	7,700	224,914
Kone OYJ (Finland) (Class B Stock)	2,814	139,522
Mitsubishi Heavy Industries Ltd. (Japan)	5,900	63,514
Nordson Corp.(a)	110	25,513
OSG Corp. (Japan)	7,500	91,849
Otis Worldwide Corp.(a)	8,806	847,666
PACCAR, Inc.(a)	980	100,881
Parker-Hannifin Corp.	2,788	1,410,198
Pentair PLC	330	25,301
Rational AG (Germany)	244	202,305
Sandvik AB (Sweden)	4,016	80,699
Schindler Holding AG (Switzerland)	256	63,818
Schindler Holding AG (Switzerland) (Part. Cert.)	1,004	251,907
SKF AB (Sweden) (Class B Stock)	8,683	174,505
SMC Corp. (Japan)	200	95,291
Snap-on, Inc.(a)	100	26,139
Stanley Black & Decker, Inc.	300	23,967
Techtronic Industries Co. Ltd. (Hong Kong)	33,437	381,178
Toyota Industries Corp. (Japan)	3,400	289,222
Trelleborg AB (Sweden) (Class B Stock)	7,164	278,796
VAT Group AG (Switzerland), 144A	206	116,319
Volvo AB (Sweden) (Class A Stock)	2,158	56,417

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Volvo AB (Sweden) (Class B Stock)	22,331	$573,783
Wartsila OYJ Abp (Finland)	15,349	297,560
Westinghouse Air Brake Technologies Corp.	920	145,406
Xylem, Inc.	440	59,677

		17,602,618

Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	32	54,298
Kawasaki Kisen Kaisha Ltd. (Japan)	14,200	207,077
Kirby Corp.*	4,773	571,471
Mitsui OSK Lines Ltd. (Japan)	7,500	225,500
SITC International Holdings Co. Ltd. (China)	20,000	54,232

		1,112,578

Media — 0.1%
Charter Communications, Inc. (Class A Stock)*(a)	195	58,297
Comcast Corp. (Class A Stock)	59,833	2,343,060
Fox Corp. (Class A Stock)(a)	470	16,154
Fox Corp. (Class B Stock)	250	8,005
Informa PLC (United Kingdom)	19,442	209,817
Interpublic Group of Cos., Inc. (The)(a)	760	22,108
News Corp. (Class A Stock)	750	20,678
News Corp. (Class B Stock)(a)	340	9,653
Omnicom Group, Inc.(a)	390	34,983
Paramount Global (Class B Stock)(a)	960	9,974
Publicis Groupe SA (France)	4,355	462,584
Vivendi SE (France)	10,366	108,342
WPP PLC (United Kingdom)	13,398	122,681

		3,426,336

Metals & Mining — 0.3%
Agnico Eagle Mines Ltd. (Canada)(a)	3,239	211,831
Anglo American PLC (South Africa)	4,628	146,247
Antofagasta PLC (Chile)	6,545	173,940
APL Apollo Tubes Ltd. (India)	3,621	67,436
ArcelorMittal SA (Luxembourg)	2,800	64,146
Barrick Gold Corp. (Canada)(a)	3,724	62,116
BHP Group Ltd. (Australia)	49,849	1,424,782
BlueScope Steel Ltd. (Australia)	22,138	300,516
Boliden AB (Sweden)	6,391	205,540
Fortescue Ltd. (Australia)	38,278	544,943
Freeport-McMoRan, Inc.	24,850	1,207,710
Glencore PLC (Australia)	218,014	1,240,560
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	7,722	99,626
JFE Holdings, Inc. (Japan)	15,300	220,819
Lundin Mining Corp. (Chile)	17,508	194,910
Newmont Corp.(a)	2,290	95,882
Nippon Steel Corp. (Japan)	9,500	201,385
Norsk Hydro ASA (Norway)	18,155	113,187
Northern Star Resources Ltd. (Australia)	29,723	258,117
Nucor Corp.	4,450	703,456
Pilbara Minerals Ltd. (Australia)	21,665	44,084

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Reliance, Inc.	400	$114,240
Rio Tinto Ltd. (Australia)	3,598	285,004
Rio Tinto PLC (Australia)	17,175	1,126,994
SSR Mining, Inc. (Canada)	39,000	175,890
Steel Dynamics, Inc.	300	38,850
Sumitomo Metal Mining Co. Ltd. (Japan)	3,800	115,457
Vale SA (Brazil)	20,200	225,231
voestalpine AG (Austria)	7,624	206,114

		9,869,013

Multi-Utilities — 0.2%
Ameren Corp.	520	36,977
CenterPoint Energy, Inc.	11,796	365,440
Centrica PLC (United Kingdom)	206,053	351,217
CMS Energy Corp.	10,085	600,360
Consolidated Edison, Inc.	690	61,700
Dominion Energy, Inc.	8,274	405,426
DTE Energy Co.	5,310	589,463
E.ON SE (Germany)	48,988	643,834
Engie SA (France)	29,990	429,467
National Grid PLC (United Kingdom)	26,571	296,696
National Grid PLC (United Kingdom), ADR	4,108	233,334
NiSource, Inc.	30,759	886,167
Public Service Enterprise Group, Inc.	4,656	343,147
Sembcorp Industries Ltd. (Singapore)	22,000	77,761
Sempra(a)	1,250	95,075
WEC Energy Group, Inc.	630	49,430

		5,465,494

Office REITs — 0.0%
Boston Properties, Inc.(a)	290	17,852
Dexus (Australia)	27,865	120,206
Gecina SA (France)	1,519	140,221
Japan Real Estate Investment Corp. (Japan)	22	69,538
Nippon Building Fund, Inc. (Japan)	27	94,711

		442,528

Oil, Gas & Consumable Fuels — 0.9%
Ampol Ltd. (Australia)	6,230	133,998
Antero Resources Corp.*(a)	25,300	825,539
APA Corp.	720	21,197
ARC Resources Ltd. (Canada)	10,837	193,364
BP PLC	138,050	831,168
Cameco Corp. (Canada)	1,234	60,713
Cenovus Energy, Inc. (Canada)	4,028	79,173
Cheniere Energy, Inc.	7,762	1,357,030
Chevron Corp.	25,166	3,936,466
ConocoPhillips	26,235	3,000,759
Coterra Energy, Inc.	1,500	40,005
Devon Energy Corp.	1,270	60,198
Diamondback Energy, Inc.	4,643	929,482
ENEOS Holdings, Inc. (Japan)	54,400	280,348
Eni SpA (Italy)	31,126	477,929
EOG Resources, Inc.	5,511	693,670
EQT Corp.(a)	820	30,324

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Equinor ASA (Norway)	5,127	$146,857
Exxon Mobil Corp.	60,530	6,968,214
Galp Energia SGPS SA (Portugal)	4,689	99,036
Harbour Energy PLC (United Kingdom)	36,023	141,437
Hess Corp.	550	81,136
HF Sinclair Corp.	2,800	149,352
Idemitsu Kosan Co. Ltd. (Japan)	46,400	301,580
Inpex Corp. (Japan)	21,500	315,738
Kinder Morgan, Inc.	3,850	76,500
LUKOIL PJSC (Russia)^	3,042	—
Marathon Oil Corp.	28,960	830,283
Marathon Petroleum Corp.	690	119,701
Occidental Petroleum Corp.(a)	1,310	82,569
ONEOK, Inc.	1,160	94,598
Pembina Pipeline Corp. (Canada)	5,596	207,633
PetroChina Co. Ltd. (China) (Class H Stock)	268,000	270,614
Petroleo Brasileiro SA (Brazil), ADR	13,545	196,267
Phillips 66	7,110	1,003,719
Repsol SA (Spain)	22,450	356,027
Shell PLC	57,939	2,078,156
Shell PLC, ADR	5,602	404,352
Suncor Energy, Inc. (Canada)	4,345	165,631
Targa Resources Corp.	440	56,663
TotalEnergies SE (France)	31,788	2,128,326
TotalEnergies SE (France), ADR(a)	1,483	98,886
Valero Energy Corp.	1,180	184,977
Williams Cos., Inc. (The)	26,374	1,120,895

		30,630,510

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	8,444	161,846
UPM-Kymmene OYJ (Finland)	6,372	223,801

		385,647

Passenger Airlines — 0.0%
Air Canada (Canada)*	8,224	107,605
American Airlines Group, Inc.*(a)	1,300	14,729
ANA Holdings, Inc. (Japan)	3,500	64,691
Delta Air Lines, Inc.(a)	11,806	560,077
Japan Airlines Co. Ltd. (Japan)	11,000	173,800
Singapore Airlines Ltd. (Singapore)	40,800	207,304
Southwest Airlines Co.(a)	1,190	34,046
United Airlines Holdings, Inc.*(a)	9,250	450,105

		1,612,357

Personal Care Products — 0.1%
Amorepacific Corp. (South Korea)	829	100,351
Estee Lauder Cos., Inc. (The) (Class A Stock)	460	48,944
Haleon PLC	57,334	233,276
Kao Corp. (Japan)	3,900	157,899
Kenvue, Inc.	12,953	235,486
L’Oreal SA (France)	3,304	1,454,307
Unilever PLC (United Kingdom)	25,351	1,391,449
Unilever PLC (United Kingdom), ADR(a)	5,941	326,696

		3,948,408

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals — 1.1%
AstraZeneca PLC (United Kingdom)	16,436	$2,557,985
AstraZeneca PLC (United Kingdom), ADR	9,815	765,472
Bayer AG (Germany)	3,434	96,798
Bristol-Myers Squibb Co.	35,699	1,482,580
Catalent, Inc.*	360	20,243
Chugai Pharmaceutical Co. Ltd. (Japan)	13,100	466,469
Daiichi Sankyo Co. Ltd. (Japan)	19,800	688,124
Eisai Co. Ltd. (Japan)	1,900	78,211
Elanco Animal Health, Inc.*	32,400	467,532
Eli Lilly & Co.	8,974	8,124,880
GSK PLC	46,720	898,623
Hikma Pharmaceuticals PLC (Jordan)	11,760	280,194
Ipsen SA (France)	1,181	145,096
Johnson & Johnson	29,408	4,298,273
Kyowa Kirin Co. Ltd. (Japan)	8,100	138,839
Merck & Co., Inc.	30,414	3,765,253
Merck KGaA (Germany)	1,706	282,130
Novartis AG (Switzerland)	21,968	2,338,970
Novo Nordisk A/S (Denmark), ADR	4,950	706,563
Novo Nordisk A/S (Denmark) (Class B Stock)	39,395	5,636,828
Ono Pharmaceutical Co. Ltd. (Japan)	16,800	229,544
Orion OYJ (Finland) (Class B Stock)	3,378	144,070
Otsuka Holdings Co. Ltd. (Japan)	3,600	152,088
Perrigo Co. PLC	3,600	92,448
Pfizer, Inc.	24,363	681,677
Roche Holding AG	8,588	2,379,381
Sanofi SA	13,342	1,286,744
Sanofi SA, ADR	5,789	280,882
Santen Pharmaceutical Co. Ltd. (Japan)	17,900	183,126
Shionogi & Co. Ltd. (Japan)	8,600	334,957
Sun Pharmaceutical Industries Ltd. (India)	12,654	230,425
Takeda Pharmaceutical Co. Ltd. (Japan)	9,900	256,789
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	13,800	224,250
UCB SA (Belgium)	240	35,637
Viatris, Inc.	2,390	25,406
Zoetis, Inc.	870	150,823

		39,927,310

Professional Services — 0.2%
Automatic Data Processing, Inc.	6,080	1,451,235
Broadridge Financial Solutions, Inc.(a)	230	45,310
Bureau Veritas SA (France)	5,395	149,922
Computershare Ltd. (Australia)	9,949	174,006
Concentrix Corp.(a)	1,600	101,248
Dayforce, Inc.*(a)	310	15,376
Dun & Bradstreet Holdings, Inc.(a)	84,600	783,396
Equifax, Inc.(a)	240	58,190
Experian PLC	7,423	344,849
Intertek Group PLC (United Kingdom)	1,861	112,498
Jacobs Solutions, Inc.	210	29,339
Leidos Holdings, Inc.	2,670	389,500

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Paychex, Inc.(a)	640	$75,878
Paycom Software, Inc.	95	13,589
Recruit Holdings Co. Ltd. (Japan)	15,200	817,869
RELX PLC (United Kingdom)	13,761	630,514
Verisk Analytics, Inc.	250	67,388
Wolters Kluwer NV (Netherlands)	4,581	756,498

		6,016,605

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	590	52,575
CoStar Group, Inc.*(a)	810	60,053
Daito Trust Construction Co. Ltd. (Japan)	1,900	196,672
Daiwa House Industry Co. Ltd. (Japan)	3,900	99,294
Emaar Properties PJSC (United Arab Emirates)	37,075	82,843
Hulic Co. Ltd. (Japan)	19,200	170,655
Jones Lang LaSalle, Inc.*	4,100	841,648
KE Holdings, Inc. (China), ADR(a)	11,823	167,295
Mitsubishi Estate Co. Ltd. (Japan)	6,000	94,461
Mitsui Fudosan Co. Ltd. (Japan)	16,200	149,103
New World Development Co. Ltd. (Hong Kong)	30,000	28,075
Nomura Real Estate Holdings, Inc. (Japan)	9,600	241,665
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	9,000	79,457
Swiss Prime Site AG (Switzerland)	1,003	94,979
Vonovia SE (Germany)	6,533	185,919

		2,544,694

Residential REITs — 0.1%
AvalonBay Communities, Inc.	1,975	408,608
Camden Property Trust(a)	210	22,913
Equity Residential	18,090	1,254,360
Essex Property Trust, Inc.(a)	130	35,386
Invitation Homes, Inc.	1,140	40,915
Mid-America Apartment Communities, Inc.(a)	230	32,800
UDR, Inc.(a)	600	24,690

		1,819,672

Retail REITs — 0.0%
CapitaLand Integrated Commercial Trust (Singapore)	35,700	51,977
Federal Realty Investment Trust	150	15,146
Kimco Realty Corp.(a)	10,920	212,503
Klepierre SA (France)	11,209	299,257
Realty Income Corp.(a)	1,650	87,153
Regency Centers Corp.(a)	2,430	151,146
Scentre Group (Australia)	127,177	263,600
Simon Property Group, Inc.	610	92,598
Unibail-Rodamco-Westfield (France)	1,719	135,848
Vicinity Ltd. (Australia)	213,478	262,489

		1,571,717

Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.*	15,700	2,546,697

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Advantest Corp. (Japan)	5,003	$202,751
Analog Devices, Inc.	13,754	3,139,488
Applied Materials, Inc.	10,110	2,385,859
ASM International NV (Netherlands)	1,737	1,327,721
ASML Holding NV (Netherlands) (XAMS)	5,042	5,138,637
ASML Holding NV (Netherlands) (XNGS)	285	291,478
Broadcom, Inc.	3,764	6,043,215
Disco Corp. (Japan)	2,150	818,934
Enphase Energy, Inc.*(a)	230	22,933
First Solar, Inc.*	210	47,347
Infineon Technologies AG (Germany)	5,787	212,385
Intel Corp.	63,465	1,965,511
KLA Corp.	250	206,127
Lam Research Corp.	2,615	2,784,583
Lasertec Corp. (Japan)	400	89,792
Marvell Technology, Inc.	4,270	298,473
Microchip Technology, Inc.	4,195	383,842
Micron Technology, Inc.	7,674	1,009,361
Monolithic Power Systems, Inc.	1,385	1,138,027
Novatek Microelectronics Corp. (Taiwan)	5,000	93,249
NVIDIA Corp.	255,908	31,614,874
NXP Semiconductors NV (China)	5,895	1,586,286
ON Semiconductor Corp.*	850	58,267
Qorvo, Inc.*	1,990	230,920
QUALCOMM, Inc.	14,440	2,876,159
Renesas Electronics Corp. (Japan)	25,100	476,013
Rohm Co. Ltd. (Japan)	9,600	128,330
SCREEN Holdings Co. Ltd. (Japan)	900	81,593
Skyworks Solutions, Inc.	320	34,106
STMicroelectronics NV (Singapore)	1,789	70,071
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	11,064	1,923,034
Teradyne, Inc.	6,700	993,543
Texas Instruments, Inc.	5,876	1,143,058
Tokyo Electron Ltd. (Japan)	4,200	919,382
Universal Display Corp.	86	18,081

		72,300,127

Software — 1.7%
Adobe, Inc.*	2,365	1,313,852
ANSYS, Inc.*	155	49,832
Autodesk, Inc.*	5,380	1,331,281
Cadence Design Systems, Inc.*	5,400	1,661,850
Check Point Software Technologies Ltd. (Israel)*(a)	2,518	415,470
Constellation Software, Inc. (Canada)	74	213,223
Crowdstrike Holdings, Inc. (Class A Stock)*	4,335	1,661,129
CyberArk Software Ltd.*	2,303	629,686
Dassault Systemes SE (France)	8,094	304,342
Fair Isaac Corp.*	45	66,990
Fortinet, Inc.*	1,265	76,242
Gen Digital, Inc.(a)	1,110	27,728
Gitlab, Inc. (Class A Stock)*	7,400	367,928
Informatica, Inc. (Class A Stock)*(a)	6,600	203,808

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Intuit, Inc.	3,086	$2,028,150
Microsoft Corp.	83,041	37,115,193
Monday.com Ltd.*	1,811	436,016
Nemetschek SE (Germany)	2,539	247,875
Nice Ltd. (Israel)*	1,431	246,184
Oracle Corp.	13,648	1,927,098
Palo Alto Networks, Inc.*	625	211,881
Pegasystems, Inc.	7,100	429,763
PTC, Inc.*(a)	200	36,334
Roper Technologies, Inc.(a)	210	118,369
Salesforce, Inc.	14,082	3,620,482
SAP SE (Germany)	7,704	1,547,545
ServiceNow, Inc.*	2,190	1,722,807
Synopsys, Inc.*	290	172,567
Tyler Technologies, Inc.*	70	35,195
WiseTech Global Ltd. (Australia)	576	38,292
Xero Ltd. (New Zealand)*	3,132	283,247
Zoom Video Communications, Inc. (Class A Stock)*	15,300	905,607

		59,445,966

Specialized REITs — 0.1%
American Tower Corp.	2,790	542,320
Crown Castle, Inc.	860	84,022
Digital Realty Trust, Inc.(a)	1,440	218,952
Equinix, Inc.(a)	175	132,405
Extra Space Storage, Inc.(a)	380	59,056
Gaming & Leisure Properties, Inc.	8,373	378,543
Iron Mountain, Inc.(a)	12,780	1,145,344
Public Storage	4,510	1,297,301
SBA Communications Corp.	2,515	493,695
VICI Properties, Inc.	2,060	58,998
Weyerhaeuser Co.	1,450	41,166

		4,451,802

Specialty Retail — 0.4%
AutoZone, Inc.*	321	951,476
Avolta AG (Switzerland)*	3,516	136,692
Bath & Body Works, Inc.	450	17,573
Best Buy Co., Inc.(a)	380	32,030
CarMax, Inc.*(a)	310	22,735
Fast Retailing Co. Ltd. (Japan)	1,500	379,412
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)(a)	15,282	242,069
Home Depot, Inc. (The)	9,452	3,253,756
Industria de Diseno Textil SA (Spain)	24,828	1,232,049
Lowe’s Cos., Inc.	15,901	3,505,534
O’Reilly Automotive, Inc.*(a)	107	112,998
Petco Health & Wellness Co., Inc.*	76,900	290,682
Ross Stores, Inc.	6,228	905,053
TJX Cos., Inc. (The)	16,198	1,783,400
Tractor Supply Co.(a)	210	56,700
Ulta Beauty, Inc.*	2,195	846,985
USS Co. Ltd. (Japan)	5,100	42,946
Zalando SE (Germany), 144A*	4,824	113,242

		13,925,332

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	148,870	$31,354,999
Brother Industries Ltd. (Japan)	11,400	201,372
Canon, Inc. (Japan)	13,000	352,660
Dell Technologies, Inc. (Class C Stock)	6,886	949,648
FUJIFILM Holdings Corp. (Japan)	6,100	143,086
Hewlett Packard Enterprise Co.	60,490	1,280,573
HP, Inc.	4,730	165,645
Logitech International SA (Switzerland)	4,704	452,717
NetApp, Inc.	410	52,808
Pure Storage, Inc. (Class A Stock)*	14,600	937,466
Ricoh Co. Ltd. (Japan)	10,500	89,997
Samsung Electronics Co. Ltd. (South Korea)	14,325	843,081
Seagate Technology Holdings PLC(a)	6,355	656,281
Seiko Epson Corp. (Japan)	2,000	31,266
Super Micro Computer, Inc.*	90	73,741
Western Digital Corp.*	640	48,493

		37,633,833

Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	3,856	920,684
Asics Corp. (Japan)	22,400	345,367
Brunello Cucinelli SpA (Italy)	4,160	415,193
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	6,064	947,700
Deckers Outdoor Corp.*	1,240	1,200,258
Hermes International SCA (France)	658	1,519,733
Lululemon Athletica, Inc.*(a)	210	62,727
LVMH Moet Hennessy Louis Vuitton SE (France)	3,347	2,569,797
Moncler SpA (Italy)	5,791	355,243
NIKE, Inc. (Class B Stock)	2,330	175,612
Pandora A/S (Denmark)	2,393	360,178
Puma SE (Germany)	1,884	86,532
Ralph Lauren Corp.	1,304	228,278
Skechers USA, Inc. (Class A Stock)*	5,300	366,336
Tapestry, Inc.(a)	460	19,683

		9,573,321

Tobacco — 0.1%
Altria Group, Inc.	19,980	910,089
British American Tobacco PLC (United Kingdom)	24,046	738,686
Imperial Brands PLC (United Kingdom)	18,180	465,205
Japan Tobacco, Inc. (Japan)	7,500	203,096
Philip Morris International, Inc.	11,019	1,116,555

		3,433,631

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	3,000	279,600
Brenntag SE (Germany)	580	39,127
Bunzl PLC (United Kingdom)	1,281	48,670
Fastenal Co.(a)	1,140	71,638
Ferguson PLC	1,803	349,151
Finning International, Inc. (Canada)	4,109	120,472
ITOCHU Corp. (Japan)	4,600	226,128
Marubeni Corp. (Japan)	12,200	226,219
Mitsubishi Corp. (Japan)	20,300	399,055

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Mitsui & Co. Ltd. (Japan)	16,400	$374,029
Reece Ltd. (Australia)	11,160	186,373
Rexel SA (France)	7,251	187,573
Seven Group Holdings Ltd. (Australia)	1,967	49,140
Sumitomo Corp. (Japan)	1,400	35,171
Toyota Tsusho Corp. (Japan)	16,800	328,325
United Rentals, Inc.(a)	725	468,879
W.W. Grainger, Inc.	178	160,599
Watsco, Inc.(a)	252	116,736
WESCO International, Inc.	2,200	348,744

		4,015,629

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	2,807	568,410
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	9,325	146,549

		714,959

Water Utilities — 0.0%
American Water Works Co., Inc.	350	45,206

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	20,600	545,725
SoftBank Corp. (Japan)	16,200	198,126
SoftBank Group Corp. (Japan)	5,100	328,038
Tele2 AB (Sweden) (Class B Stock)	20,783	209,792
T-Mobile US, Inc.	3,500	616,630
Vodafone Group PLC (United Kingdom)	227,217	201,051

		2,099,362

TOTAL COMMON STOCKS (cost $627,080,677)		746,381,204

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	630	55,629
Porsche Automobil Holding SE (Germany) (PRFC)	1,542	69,593
Volkswagen AG (Germany) (PRFC)	1,351	152,547

		277,769

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	4,477	398,618

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	21,126	69,688

TOTAL PREFERRED STOCKS (cost $753,399)		746,075

UNAFFILIATED EXCHANGE-TRADED FUNDS — 4.6%
iShares Core MSCI EAFE ETF	47,961	3,483,887
iShares Core S&P 500 ETF	104,719	57,305,378
iShares Core U.S. Aggregate Bond ETF	373,486	36,254,286
iShares JP Morgan USD Emerging Markets Bond ETF	115,136	10,187,233
iShares MSCI EAFE ETF(a)	25,850	2,024,831

		Shares		Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
iShares Russell 1000 Growth ETF			48,702	$17,752,366
iShares Russell 1000 Value ETF			141,053	24,609,517
Vanguard Total Bond Market ETF			129,003	9,294,666

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $154,236,361)				160,912,164

		Units
WARRANTS* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^			109	—

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 10.4%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		400	396,347
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		130	127,897
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		342	342,116
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		1,000	951,122
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	346,365
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		155	146,634
Series 2023-02, Class D, 144A
6.600%	02/15/36		200	202,355
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		400	397,318
JPMorgan Chase Bank NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		6	6,438
Series 2021-03, Class D, 144A
1.009%	02/26/29		41	39,982
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		322	317,828
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	101,086
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month SOFR + 0.394% (Cap N/A, Floor 0.000%)
5.733%(c)	08/20/29		236	235,681

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	$284,000

				3,895,169

Collateralized Loan Obligations — 10.2%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.690%(c)	07/15/31		1,090	1,090,866
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.873%(c)	07/22/37		6,000	6,000,000
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	10/20/34		7,500	7,506,954
Anchorage Capital Europe CLO DAC (Ireland),
Series 2021-04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.752%(c)	04/25/34	EUR	2,357	2,512,240
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.676%(c)	04/15/32	EUR	7,560	8,070,220
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.337%(c)	07/20/37		10,000	10,000,000
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.185%(c)	07/25/34		1,483	1,483,297
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.661%(c)	05/17/31		1,239	1,239,772
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.760%(c)	10/15/34		17,300	17,315,964
BlueMountain CLO Ltd. (Cayman Islands),
Series 2020-30A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
6.699%(c)	04/15/35		7,250	7,257,344
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.506%(c)	04/15/31	EUR	2,858	3,029,202
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.896%(c)	10/15/35	EUR	12,235	13,047,430
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	01/20/35		1,780	1,781,764

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.766%(c)	07/20/34		3,432	$3,442,484
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.589%(c)	04/18/31		777	777,164
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.626%(c)	04/20/31		1,746	1,748,877
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.685%(c)	10/25/33		2,010	2,012,311
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.214%(c)	01/25/37		7,250	7,257,241
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.691%(c)	08/26/32	EUR	10,248	10,939,572
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.870%(c)	07/15/29		29	28,995
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.710%(c)	07/15/31		2,341	2,344,489
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/34		12,500	12,512,564
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.819%(c)	04/17/37		13,000	13,067,581
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.729%(c)	04/15/34		2,859	2,861,809
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.765%(c)	10/20/31		1,963	1,965,037
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.875%(c)	04/15/33		2,859	2,864,866
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.414%(c)	05/24/38	EUR	7,500	8,058,157
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.782%(c)	04/25/34	EUR	1,429	1,522,793
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.598%(c)	02/05/31		166	166,541

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.646%(c)	04/21/31		1,021	$1,022,673
Indigo Credit Management I DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.780% (Cap N/A, Floor 1.780%)
5.686%(c)	10/15/37	EUR	3,550	3,831,942
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.556%(c)	07/15/31	EUR	3,432	3,659,461
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/34		11,875	11,891,050
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)
6.340%(c)	04/15/29		1,015	1,015,864
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.705%(c)	04/25/32		2,002	2,004,402
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.800%(c)	10/15/34		19,000	19,042,911
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
5.342%(c)	05/15/37	EUR	12,000	12,928,740
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.561%(c)	10/12/30		1,846	1,847,313
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.710%(c)	07/15/31		2,576	2,575,618
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
5.201%(c)	07/20/38	EUR	9,000	9,641,566
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
7.432%(c)	07/20/37		5,000	5,004,170
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.810%(c)	10/15/34		5,000	5,001,066
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
7.022%(c)	01/15/37		4,000	4,016,767
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.841%(c)	10/30/30		946	946,866

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.610%(c)	04/15/31		928	$928,898
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.709%(c)	01/17/31		408	408,919
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.506%(c)	01/15/38	EUR	7,000	7,533,623
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.436%(c)	07/20/34		806	809,920
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.770%(c)	10/15/34		7,500	7,536,676
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.740%(c)	07/15/31		1,909	1,910,707
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.875%(c)	04/17/37		12,500	12,510,891
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	10/20/34		7,500	7,506,833
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
8.087%(c)	01/20/36		6,000	6,093,868
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.656%(c)	01/26/31		832	832,857
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.738%(c)	01/17/32	EUR	9,958	10,629,920
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.712%(c)	04/25/30	EUR	989	1,055,766
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
6.549%(c)	04/16/31		337	336,873
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	10/29/34		4,810	4,817,024
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
6.605%(c)	10/20/32		12,500	12,500,016

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.765%(c)	07/25/34		2,859	$2,861,653
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.819%(c)	01/17/30		737	737,722
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.195%(c)	01/20/36		2,900	2,914,870
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
5.732%(c)	07/25/34	EUR	4,550	4,872,131
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.544%(c)	04/15/37	EUR	8,000	8,612,983
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.798%(c)	04/23/32		3,400	3,406,737
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-XA, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 0.000%)
6.756%(c)	07/20/32		3,942	3,950,736
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.539%(c)	04/15/33		12,250	12,250,000
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/17/31		876	877,284
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.800%(c)	10/15/34		4,020	4,034,940

				356,267,790

Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25		4	3,965
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		104	102,100
Series 2022-X01, Class A, 144A
1.750%	02/15/27		8	7,849
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		40	39,640
Series 2022-A, Class A, 144A
1.710%	02/20/35		326	322,361
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		250	229,129
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	280,122

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2023-01A, Class A, 144A
5.500%	06/14/38		800	$806,292
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	206,680
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	101,871
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	205,998
SoFi Consumer Loan Program Trust,
Series 2021-01, Class C, 144A
1.610%	09/25/30		136	134,669
Series 2021-01, Class D, 144A
2.040%	09/25/30		200	191,562

				2,632,238

Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.390%(c)	03/15/32	GBP	500	634,349

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.100%(c)	05/25/34		23	21,819
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.960%(c)	03/25/43		10	10,181
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.160%(c)	09/25/34		16	13,352
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.100%(c)	08/25/33		19	18,363
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		93	92,691

				156,406

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.060%(c)	02/25/34		5	4,615
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.106%(c)	10/25/34		12	11,307
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.510%(c)	11/25/34		3	3,410

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.305%(c)	01/25/35	12	$12,131
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.379%(c)	09/25/34	48	47,377

			78,840

Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	8	8,215
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	68	63,511
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	122	114,059

			185,785

TOTAL ASSET-BACKED SECURITIES (cost $368,949,886)			363,850,577

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	115	108,332
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	361	326,255
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.143%(c)	09/15/38	300	295,125
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.793%(c)	09/15/38	600	589,500
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	340	317,686
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	360	342,473
Series 2016-C07, Class A2
3.585%	12/10/54	326	309,716
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50	308	288,787
Series 2019-GC41, Class A4
2.620%	08/10/56	375	330,920
Commercial Mortgage Trust,
Series 2014-UBS06, Class A4
3.378%	12/10/47	213	212,267
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	125	111,156

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		285	$267,568
Series 2018-CX12, Class A3
3.959%	08/15/51		265	253,318
Series 2019-C17, Class A4
2.763%	09/15/52		145	129,302
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
7.241%(c)	08/07/30	GBP	499	629,407
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		301	286,155
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.773%(cc)	09/25/24		118	53
Series K052, Class X1, IO
0.756%(cc)	11/25/25		12,531	83,527
Series K055, Class X1, IO
1.464%(cc)	03/25/26		2,925	57,769
Series K097, Class X1, IO
1.219%(cc)	07/25/29		1,531	69,834
Series K131, Class X1, IO
0.829%(cc)	07/25/31		15,056	621,657
Series K736, Class X1, IO
1.405%(cc)	07/25/26		215	4,349
Series K741, Class X1, IO
0.650%(cc)	12/25/27		213	3,473
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.543%(c)	10/15/36		360	345,375
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.993%(c)	10/15/36		560	535,350
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		133	132,929
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.233%(c)	03/15/39		400	388,006
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.683%(c)	03/15/39		1,050	1,025,662
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		65	58,761
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		700	639,302
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		195	165,101
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.943%(c)	03/15/36		150	140,993

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.334%(c)	08/17/31	GBP	1,215	$1,534,185
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		435	415,896
Series 2019-C16, Class A3
3.344%	04/15/52		375	351,840
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		321	302,543
Series 2019-C49, Class A3
3.749%	03/15/52		495	478,607
Series 2019-C52, Class A4
2.643%	08/15/52		240	213,660

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,409,084)				12,366,839

CORPORATE BONDS — 6.7%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		820	717,630
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,625	1,603,160
7.125%	06/15/26		113	114,266
7.500%	02/01/29(a)		95	98,313
7.875%	04/15/27		1,506	1,507,882
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25(a)		275	274,159

				4,315,410

Agriculture — 0.1%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		1,985	1,860,063

Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26(a)		53	52,867
5.750%	04/20/29(a)		665	647,982
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,840	1,778,338

				2,479,187

Apparel — 0.1%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		200	173,066
PVH Corp.,
Sr. Unsec’d. Notes
4.125%	07/16/29	EUR	500	533,438

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Apparel (cont’d.)
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		2,585	$2,551,056

				3,257,560

Auto Manufacturers — 0.2%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.500%	09/20/33(a)		170	170,787
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		650	537,795
4.750%	01/15/43		12	9,715
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.664%	09/08/24		1,300	1,293,288
4.000%	11/13/30		500	446,318
4.950%	05/28/27		200	195,344
5.850%	05/17/27		315	315,291
6.800%	05/12/28		575	592,698
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		280	276,245
Sr. Unsec’d. Notes
6.050%	10/10/25		130	130,533
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	06/24/29		185	183,961
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25		195	195,114
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	797,052

				5,144,141

Auto Parts & Equipment — 0.1%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		60	59,700
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28(a)		625	605,865
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		315	319,780
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		1,650	1,500,787

				2,486,132

Banks — 1.0%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	200	130,448
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		400	402,871

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	100	$102,980
Sr. Unsec’d. Notes, EMTN
0.500%	05/25/30	EUR	200	181,758
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	733,074
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	295	316,463
Banco BPI SA (Portugal),
Covered Bonds
3.625%	07/04/28	EUR	500	540,566
Banco de Sabadell SA (Spain),
Sr. Preferred Notes, EMTN
4.000%(ff)	01/15/30	EUR	200	216,035
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	07/05/34		200	200,856
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		200	198,080
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	100	92,589
4.000%	09/08/27	EUR	300	323,695
4.000%	03/13/32	EUR	100	107,074
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		790	655,261
5.933%(ff)	09/15/27(a)		160	161,646
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26(a)		330	326,370
Banque Federative du Credit Mutuel SA (France),
Sr. Non-Preferred Notes, EMTN
4.375%	05/02/30	EUR	200	218,770
Sub. Notes
3.875%(ff)	06/16/32	EUR	200	211,017
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	5,000	113,815
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	195	206,406
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	300	302,679
BNP Paribas SA (France),
Sr. Non-Preferred Notes, EMTN
3.500%	03/29/28	CNH	5,000	685,921
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		330	326,120
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	400	406,824
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26		272	257,092

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
6.612%(ff)	10/19/27(a)		250	$253,662
BPER Banca SPA (Italy),
Covered Bonds, EMTN
3.750%	10/22/28	EUR	235	255,436
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		200	200,455
Sr. Non-Preferred Notes, EMTN
5.125%(ff)	07/19/34	EUR	100	114,498
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		600	597,301
5.875%	04/30/29		1,800	1,825,015
Cie de Financement Foncier SA (France),
Covered Bonds, EMTN
3.375%	09/16/31	EUR	400	433,220
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		150	146,680
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	585,042
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		605	573,474
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29		1,405	1,346,513
Sub. Notes
5.827%(ff)	02/13/35		50	49,561
6.174%(ff)	05/25/34		30	30,514
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.841%(ff)	01/23/30		105	104,649
6.645%(ff)	04/25/35(a)		45	46,550
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30(a)		189	186,262
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	700	606,447
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	254,959
Credit Agricole Italia SpA (Italy),
Covered Bonds
0.375%	01/20/32	EUR	100	86,134
3.500%	01/15/30	EUR	100	107,594
Covered Bonds, EMTN
3.500%	07/15/33	EUR	100	108,462
Credit Agricole SA (France),
Sr. Non-Preferred Notes, EMTN
4.375%	11/27/33	EUR	200	221,532
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	100	108,356
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	110	122,508
Danske Mortgage Bank PLC (Finland),
Covered Bonds
3.500%	01/29/29	EUR	225	243,827

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		335	$311,377
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	1,018,479
Sr. Preferred Notes
5.414%	05/10/29		375	373,675
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	272,549
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	950	559,831
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29(a)		70	71,778
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	400	402,450
3.400%	08/18/25	CNH	1,320	181,416
3.500%	07/02/25	CNH	2,200	302,595
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		175	187,861
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		700	699,175
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		385	360,236
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,000	812,397
4.482%(ff)	08/23/28		165	161,176
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		325	285,373
3.000%(ff)	07/22/28	GBP	800	942,899
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35		65	64,004
6.208%(ff)	08/21/29		260	265,384
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		605	597,036
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29		420	373,564
2.545%(ff)	11/08/32		430	358,518
2.580%(ff)	04/22/32(a)		51	43,061
4.851%(ff)	07/25/28		220	217,638
5.012%(ff)	01/23/30(a)		550	545,516
5.040%(ff)	01/23/28		265	263,642
5.336%(ff)	01/23/35		55	54,714
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.875%(ff)	05/14/32	EUR	100	106,893
Mediobanca Banca di Credito Finanziario SpA (Italy),
Covered Bonds, EMTN
1.250%	11/24/29	EUR	180	171,790

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	300	$311,747
Morgan Stanley,
Sr. Unsec’d. Notes
5.173%(ff)	01/16/30		335	333,991
5.449%(ff)	07/20/29		140	140,831
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		100	63,750
3.955%(ff)	03/21/35	EUR	300	319,539
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		700	613,627
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		220	187,024
5.250%(ff)	04/21/34(a)		60	59,087
Sub. Notes
2.484%(ff)	09/16/36		55	43,528
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		550	553,798
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.416%	05/17/27		270	269,774
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	834	831,329
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	137,869
Gtd. Notes, MTN
4.900%	02/01/28	AUD	550	358,637
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		200	164,012
Sr. Preferred Notes, EMTN
6.250%	06/22/33	GBP	100	133,455
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,019,730
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.688%(ff)	05/14/28		325	325,357
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26		165	165,321
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		165	164,369
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.435%(ff)	01/24/30(a)		220	219,311
5.867%(ff)	06/08/34		55	55,465
7.161%(ff)	10/30/29		140	148,651
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34		95	96,323

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	170	$138,835
4.750%(ff)	03/17/32	EUR	285	318,871
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		850	816,093
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		105	103,855
6.491%(ff)	10/23/34		60	64,001
Sr. Unsec’d. Notes, MTN
5.198%(ff)	01/23/30		710	706,949
5.557%(ff)	07/25/34		120	119,984

				35,017,201

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		170	149,950
5.550%	01/23/49		100	100,745
Molson Coors Beverage Co.,
Gtd. Notes
3.800%	06/15/32	EUR	600	645,415

				896,110

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		5	4,631
5.150%	03/02/28		160	159,987
5.600%	03/02/43		45	44,342
Royalty Pharma PLC,
Gtd. Notes
5.150%	09/02/29		105	103,938
5.900%	09/02/54		80	76,958

				389,856

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	280	305,277
4.375%	05/29/25	EUR	200	215,048
4.500%	11/29/32	EUR	200	224,060
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		888	857,253
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		127	124,758
4.875%	12/15/27(a)		750	708,285
Owens Corning,
Sr. Unsec’d. Notes, 144A
3.500%	02/15/30(a)		150	136,657
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	135	127,402

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,085	$1,059,954
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		625	564,634

				4,323,328

Chemicals — 0.0%
Celanese US Holdings LLC,
Gtd. Notes
6.165%	07/15/27		375	380,593
6.330%	07/15/29(a)		90	92,588
6.350%	11/15/28		305	313,313
6.550%	11/15/30		80	83,627
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		190	188,732

				1,058,853

Commercial Services — 0.3%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
5.000%	08/02/41		200	156,125
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	300	317,211
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,205	1,055,133
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,257,304
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		470	438,181
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	100	92,564
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	208,577
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		600	566,154
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	500	515,729
4.250%	09/25/30	GBP	300	353,158
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.000%	02/15/29		105	104,753
5.400%	05/01/53		15	14,495
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes
7.250%	05/15/28		300	317,590

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		300	$317,590
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	400	433,146
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		117	79,241
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,375	1,195,759
5.250%	01/15/30(a)		1,580	1,529,467

				8,952,177

Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		394	426,096

Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%
5.301%(c)	12/15/54		100	99,112

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,940	1,749,941
LKQ Corp.,
Gtd. Notes
5.750%	06/15/28		150	151,470
LKQ Dutch Bond BV,
Gtd. Notes
4.125%	03/13/31	EUR	165	176,263

				2,077,674

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		250	233,204
American Express Co.,
Sub. Notes
5.625%(ff)	07/28/34		70	70,149
BlackRock Funding, Inc.,
Gtd. Notes
5.250%	03/14/54		40	38,645
BPCE SFH SA (France),
Covered Bonds
1.125%	04/12/30	EUR	100	95,450
Capital One Financial Corp.,
Sr. Unsec’d. Notes
5.700%(ff)	02/01/30(a)		95	95,383
6.377%(ff)	06/08/34		470	482,616
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	900	911,196
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	591	585,060

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Credit Mutuel Home Loan SFH SA (France),
Covered Bonds, EMTN
3.250%	04/20/29	EUR	300	$321,561
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34		145	163,060
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/31		175	176,314
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		110	110,439
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		1,315	1,301,091
OMERS Finance Trust (Canada),
Gtd. Notes
1.550%	04/21/27	CAD	250	170,779
Gtd. Notes, 144A
3.125%	01/25/29	EUR	265	281,735
3.500%	04/19/32		565	513,209
4.000%	04/20/28		465	451,538
5.500%	11/15/33		404	419,586
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		2,585	2,624,310
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	366	381,731
Gtd. Notes, 144A
1.250%	09/27/30		450	365,786
2.000%	04/16/31		1,181	993,135
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,223	1,160,253
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		655	595,540
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	500	480,487
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		200	229,830
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
3.250%	07/02/34	EUR	326	346,017

				13,598,104

Electric — 0.6%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	300	286,646
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		233	191,666

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		415	$367,051
4.500%	02/15/28		1,155	1,098,487
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		40	37,333
5.000%	02/01/31		495	461,825
5.125%	03/15/28		1,735	1,668,720
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	299,621
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		847	740,055
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		155	150,406
E.ON International Finance BV (Germany),
Gtd. Notes, EMTN
6.375%	06/07/32	GBP	50	67,671
E.ON SE (Germany),
Sr. Unsec’d. Notes, EMTN
4.125%	03/25/44	EUR	75	79,282
EDP - Energias de Portugal SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	200	215,838
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.875%	09/28/34	EUR	160	127,770
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	600	638,197
Sr. Unsec’d. Notes, EMTN
3.625%	01/11/30	EUR	200	213,903
4.000%	01/11/35	EUR	100	107,244
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,452,810
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26(a)		230	227,132
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		75	70,253
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	923,465
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	328,750
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	520,000
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		55	54,482

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	$94,344
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		103	62,225
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		555	550,761
Gtd. Notes, 144A
3.375%	02/15/29		150	133,436
3.625%	02/15/31		720	617,727
3.875%	02/15/32		55	47,292
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	300,477
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	600	615,312
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		150	106,663
4.200%	03/01/29(a)		394	372,631
4.950%	07/01/50		55	45,423
5.550%	05/15/29		210	210,460
6.100%	01/15/29		250	255,881
Sr. Sec’d. Notes
3.250%	06/01/31		115	98,913
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	445,281
Sempra,
Sr. Unsec’d. Notes
3.700%	04/01/29		20	18,723
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		15	12,717
5.650%	10/01/28		65	66,119
5.850%	11/01/27		130	132,526
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		65	63,899
5.500%	03/15/29		160	162,127
5.700%	03/15/34		80	81,395
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		825	817,302
8.000%(ff)	10/15/26(oo)		2,100	2,116,511
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,300	1,344,055
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		2,465	2,385,004
5.500%	09/01/26		15	14,798
6.875%	04/15/32		270	274,103

				21,774,712

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electronics — 0.1%
Assa Abloy AB (Sweden),
Sr. Unsec’d. Notes, EMTN
3.875%	09/13/30	EUR	300	$327,306
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	350	375,143
3.700%	08/15/29	EUR	400	426,995
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	400	429,660
4.125%	11/02/34	EUR	130	142,239

				1,701,343

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		206	193,383
5.500%	07/31/47		200	165,688
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	275,992
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		450	396,303

				1,031,366

Entertainment — 0.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		1,350	1,237,307
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		595	597,903
7.000%	02/15/30		425	434,278
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		825	767,543
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		300	289,513
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,325	902,604
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		410	403,432
3.755%	03/15/27		130	123,310
4.054%	03/15/29(a)		70	64,647
5.050%	03/15/42(a)		320	260,055
6.412%	03/15/26		160	159,965
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)		46	43,790
7.125%	02/15/31(a)		330	342,164

				5,626,511

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		240	$244,500
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28		280	281,113
5.500%	09/18/26(a)		215	214,932

				740,545

Foods — 0.3%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		825	765,261
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	1,750	2,208,271
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,660,284
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,192	1,378,721
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	10/23/30	EUR	600	642,645
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		500	493,415
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)		500	453,303
4.375%	01/31/32		420	374,337
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		290	290,738
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		625	560,135
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/29		20	20,040

				9,847,150

Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		63	54,873

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		36	33,915
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		327	292,872
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	89,142

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	600	$531,873

				947,802

Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26		242	243,066

Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
3.375%	03/08/29	EUR	400	424,325
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		270	269,711
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29(a)		1,195	1,208,332
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	700	757,125
3.875%	10/15/36	EUR	400	433,936

				3,093,429

Healthcare-Services — 0.2%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		193	159,568
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		239	207,128
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	85,360
4.625%	06/01/30		1,315	1,189,936
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32		35	30,823
4.625%	03/15/52		50	40,376
5.250%	06/15/26		450	448,238
5.375%	02/01/25		725	722,382
5.875%	02/01/29		275	280,008
5.900%	06/01/53		60	58,410
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		900	898,633
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		350	325,854
4.375%	01/15/30		425	393,820
4.625%	06/15/28		425	404,270
5.125%	11/01/27		685	670,323
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		137	96,719

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		40	$32,313
4.375%	03/15/42		110	96,656
5.250%	02/15/28		110	111,437

				6,252,254

Holding Companies-Diversified — 0.0%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.875%	03/25/44		200	204,875

Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		1,677	1,675,175
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	49,270
7.250%	10/15/29(a)		1,113	1,112,986
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		230	226,387
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,155	1,961,050
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	81,356
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		600	577,766
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,740	1,600,800
5.250%	12/15/27		20	19,432
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		895	857,809

				8,162,031

Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		875	753,457

Insurance — 0.1%
Allianz SE (Germany),
Sub. Notes
5.824%(ff)	07/25/53	EUR	100	117,285
Aon North America, Inc.,
Gtd. Notes
5.300%	03/01/31(a)		155	154,479
5.750%	03/01/54		45	43,972
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	130	145,859

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		225	$221,213
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		500	498,125
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		450	392,326
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	375,215
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53(a)		85	85,861
New York Life Global Funding,
Sec’d. Notes, 144A, MTN
5.000%	06/06/29		245	244,261
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		61	53,777
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	600	720,935
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		65	47,755

				3,101,063

Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	235	259,573
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		200	145,750

				405,323

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	500	490,294

Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28		775	839,268
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		1,075	1,062,906
Sr. Sec’d. Notes, 144A
5.875%	02/15/27		350	345,404
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		150	154,808

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	775	$767,250

			3,169,636

Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	190	181,370
6.000%	08/15/29	55	55,414
6.200%	08/15/34	75	75,480
MGM Resorts International,
Gtd. Notes
6.500%	04/15/32(a)	2,000	1,990,720
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	625	611,927

			2,914,911

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	150	155,248
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31	115	115,581
5.700%	06/15/54	45	45,313
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26	220	218,639
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	475	490,685

			1,025,466

Media — 0.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29	725	526,531
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	265	213,713
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	86	70,195
4.500%	08/15/30	50	42,281
4.750%	03/01/30	476	412,293
5.000%	02/01/28(a)	90	84,157
5.125%	05/01/27	316	303,276
5.375%	06/01/29(a)	235	213,762
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32	210	162,319
3.900%	06/01/52	700	438,724
6.150%	11/10/26	220	222,057

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		100	$99,935
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28		265	266,392
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		200	124,985
4.125%	12/01/30		200	129,958
5.375%	02/01/28		375	284,830
5.500%	04/15/27		1,425	1,156,618
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	566,391
5.750%	01/15/30		1,000	376,921
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $23,625; purchased 01/31/24)(f)
6.625%	08/15/27(d)		350	7,000
Sec’d. Notes, 144A (original cost $135,781; purchased 01/31/24)(f)
5.375%	08/15/26(d)		1,975	42,908
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		110	43,302
5.875%	11/15/24		215	205,089
7.375%	07/01/28		275	116,748
7.750%	07/01/26		2,610	1,620,260
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		550	540,283
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		705	687,053
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	900	965,660
5.250%	05/15/29	GBP	690	793,389

				10,717,030

Mining — 0.0%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		370	414,552
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		400	391,544
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		340	338,279

				1,144,375

Miscellaneous Manufacturing — 0.0%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	500	534,676
3.375%	05/17/32	EUR	300	318,330

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.500%	02/20/32	EUR	200	$175,726

				1,028,732

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	219,302
5.000%	01/24/29		355	353,775
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	650	687,631
4.125%	02/13/34		506	490,952
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	165,269
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	120	102,576
3.000%	10/14/33	EUR	155	165,590

				2,185,095

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		560	523,887

Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		455	386,495
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26		200	185,884
5.600%	06/13/28		165	166,305
6.000%	06/13/33		195	196,207
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		70	67,815
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		710	711,140
9.000%	11/01/27		30	37,218
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	600	614,792
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		122	116,274
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		575	569,094
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		225	225,006
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		250	262,304
8.625%	11/01/30		125	134,167

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		425	$433,225
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		129	129,309
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30(a)		170	169,187
5.200%	04/18/27		240	240,102
5.750%	04/18/54		60	58,135
5.900%	04/18/64		20	19,308
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25(a)		370	362,985
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		140	135,499
6.000%	04/15/30		455	439,323
6.000%	02/01/31		140	133,799
6.250%	04/15/32		700	673,562
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		35	34,037
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		340	340,370
6.375%	09/01/28(a)		25	25,790
6.950%	07/01/24		180	180,000
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28(a)		225	227,556
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		675	689,813
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	600	731,785
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	1,000	975,568
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		220	218,653
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		840	731,536
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29		950	921,198
TotalEnergies Capital SA (France),
Gtd. Notes
5.488%	04/05/54		100	98,476
5.638%	04/05/64		40	40,039
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	600	581,455

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29		265	$265,570

				12,528,981

Packaging & Containers — 0.0%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)		350	326,698
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		775	726,172

				1,052,870

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		2	1,736
4.250%	11/21/49		10	8,322
4.950%	03/15/31		150	149,606
5.400%	03/15/54		10	9,894
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)		500	477,029
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		134	93,377
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		95	49,162
5.000%	02/15/29		544	264,520
5.250%	01/30/30		2,005	932,325
5.250%	02/15/31		405	188,325
6.250%	02/15/29		1,338	675,690
7.000%	01/15/28		250	134,687
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		250	187,090
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	600	645,570
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.500%	02/22/44		50	49,361
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26		160	159,857
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		325	301,848
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		350	314,253
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26		165	162,897

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Sandoz Finance BV (Netherlands),
Sr. Unsec’d. Notes
4.220%	04/17/30	EUR	510	$557,407

				5,362,956

Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,225	1,188,550
6.625%	02/01/32		255	257,249
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34		110	109,861
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34		80	78,663
6.042%	08/15/28		205	209,614
6.055%	08/15/26		165	166,291
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		140	143,043
6.497%	08/15/43		100	104,069
Enbridge, Inc. (Canada),
Gtd. Notes
5.250%	04/05/27(a)		255	254,721
6.200%	11/15/30		50	52,498
6.700%	11/15/53		120	131,244
Gtd. Notes, MTN
3.200%	06/08/27	CAD	150	105,467
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		795	786,576
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		815	806,211
Sr. Unsec’d. Notes
5.400%	10/01/47		430	384,659
6.050%	12/01/26		395	400,302
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		625	631,902
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		164	159,308
5.200%	03/01/47(a)		245	219,360
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28		115	116,750
5.800%	11/01/30		90	92,055
6.050%	09/01/33		250	257,452
6.625%	09/01/53		60	64,070
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		385	358,999
Targa Resources Corp.,
Gtd. Notes
6.150%	03/01/29		500	516,114
6.500%	03/30/34(a)		50	52,928

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
6.500%	02/15/53		15	$15,762
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		35	31,892
4.125%	08/15/31		35	31,418
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		45	44,242
4.050%	02/01/30		745	693,155
5.300%	03/01/48		40	34,346
5.450%	04/01/44		235	210,394
6.350%	01/15/29		140	144,410
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		213	204,503
4.900%	03/15/29(a)		240	236,655

				9,294,733

Real Estate — 0.2%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	700	615,467
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	200	188,101
1.625%	04/20/30	EUR	100	90,566
2.200%	07/24/25	EUR	700	733,014
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,615	2,485,557
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	986,787
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	163,628
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	600	569,461
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	3,000	408,919
3.200%	08/14/27	CNH	7,000	958,842

				7,200,342

Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		735	694,126
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	363,788
9.750%	06/15/25		65	64,890
Sr. Unsec’d. Notes
4.750%	02/15/28		1,009	828,607

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	$376,656
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29(a)		280	205,737
5.000%	10/15/27(a)		20	16,681
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	185	205,915
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	300	334,470
5.750%	12/05/31	GBP	290	373,315
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32(a)		880	879,885
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		1,425	1,271,595
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		650	611,705
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		385	371,454
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		55	54,269
4.125%	08/15/30		10	9,083
4.250%	12/01/26		30	28,954
4.500%	09/01/26		125	121,623
4.500%	01/15/28		440	423,167
4.625%	06/15/25		70	69,173
5.750%	02/01/27		5	5,003
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	400	426,984

				7,737,080

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		415	388,544
AutoZone, Inc.,
Sr. Unsec’d. Notes
6.250%	11/01/28		55	57,370
6.550%	11/01/33		80	85,897
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	1,600	1,817,394
12.000%	11/30/28		1,200	1,270,812
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	367,534
3.875%	10/01/31		375	312,906

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40		50	$38,921
4.950%	09/15/52		40	37,000
5.400%	06/25/64		85	82,836
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		365	360,571

				4,819,785

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		101	90,382
2.600%	02/15/33		565	457,437
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		50	42,612
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.150%	01/25/32		275	280,542
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41		40	27,686
4.250%	12/15/42		16	13,277
4.600%	03/25/40		15	13,531
4.800%	10/01/41		17	15,451
4.875%	02/10/26		110	109,346
5.600%	02/21/54		50	48,493
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29		60	61,252
SK Hynix, Inc. (South Korea),
Sr. Unsec’d. Notes
6.500%	01/17/33		200	210,312

				1,370,321

Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		415	389,560
3.500%	06/01/41		89	68,086
3.950%	04/30/31	EUR	400	434,263
5.539%	02/20/26		165	165,013
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.800%	02/26/27(a)		170	169,527
5.300%	02/26/54		80	78,440
5.350%	02/26/64		115	111,851
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	120,750
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	200	216,870
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	12/15/30		600	598,561

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
11.000%	11/15/29		2,175	$2,228,343
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	600	631,097
Rogers Communications, Inc. (Canada),
Gtd. Notes
5.000%	02/15/29		130	128,573
5.300%	02/15/34(a)		120	117,787
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	66,138
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		255	256,547
7.625%	03/01/26		25	25,687
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	47,524
2.625%	02/15/29		370	331,745
2.875%	02/15/31(a)		284	246,072
3.000%	02/15/41		80	57,172
4.750%	02/01/28		35	34,469
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		49	33,760
2.850%	09/03/41		13	9,108
2.875%	11/20/50		35	22,014
2.987%	10/30/56		48	29,384
3.000%	11/20/60		35	20,951
4.125%	03/16/27		200	194,957
5.500%	02/23/54		35	34,273
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	830	903,726

				7,772,248

Transportation — 0.1%
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	429,090
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		1,525	1,424,215
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
1.375%	04/21/32	EUR	100	91,038
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	92,636
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	300	223,834
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	102,399
7.125%	02/01/32		240	245,747

				2,608,959

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29	410	$406,660
5.550%	05/01/28	65	65,434
5.750%	05/24/26	290	290,869
6.050%	08/01/28	175	179,283

			942,246

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51	90	61,073

TOTAL CORPORATE BONDS (cost $252,162,004)			234,271,824

FLOATING RATE AND OTHER LOANS — 0.3%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
10.176%(c)	11/17/28	466	445,791

Commercial Services — 0.0%
Adtalem Global Education, Inc.,
2024 Repricing Term Loan, 1 Month SOFR + 3.500%
8.844%(c)	08/11/28	160	160,791

Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
8.579%(c)	03/01/29	2,186	2,183,330

Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term Loan, 1 Month SOFR + 3.114%
8.458%(c)	03/20/28	346	345,152

Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.829%(c)	01/18/28	500	479,750
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24	252	349,151
First Lien Term Loan, 1 Month SOFR + 10.100%
15.429%(c)	05/25/26	211	196,778
Second Lien Term Loan
8.175%	08/24/26	1,915	36,391

			1,062,070

Retail — 0.1%
Peer Holding III BV (Netherlands),
Term Loan B-6
—%(p)	06/20/31	3,125	3,339,747

Telecommunications — 0.1%
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.075%(c)	05/29/27	1,181	1,142,253

TOTAL FLOATING RATE AND OTHER LOANS (cost $8,756,266)			8,679,134

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS — 0.0%
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	90	$98,665
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	439,155
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	505	422,050

			959,870

New York — 0.0%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	135	149,911

Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Series A
0.000%(cc)	11/01/51	261	163,158

TOTAL MUNICIPAL BONDS (cost $1,403,004)			1,272,939

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.485%(c)	12/25/41	220	227,536
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.585%(c)	03/25/42	115	127,736
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.585%(c)	03/25/42	60	65,078
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.835%(c)	10/25/43	80	82,453
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.335%(c)	09/26/33	200	201,309
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.335%(c)	11/25/41	40	40,302
Fannie Mae REMIC,
Series 2017-66, Class BD
3.000%	09/25/47	174	152,224
Series 2022-24, Class AD
4.000%	05/25/49	59	55,006
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.835%(c)	10/25/33	100	112,564
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.135%(c)	11/25/41	180	181,851

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.335%(c)	08/25/33		220	$241,084
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.485%(c)	12/25/33		145	160,933
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.435%(c)	09/25/41		430	433,717
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.685%(c)	12/25/41		200	202,463
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.735%(c)	02/25/42		200	204,995
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		65	10,583
Series 4910, Class MI, IO
4.000%	08/25/49		82	17,050
Series 5020, Class IH, IO
3.000%	08/25/50		379	64,259
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		747	724,169
Government National Mortgage Assoc.,
Series 2021-215, Class KA
2.500%	10/20/49		272	234,755

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,440,441)				3,540,067

SOVEREIGN BONDS — 1.8%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	907,604
Australia Government Bond (Australia),
Bonds, Series 165
1.750%	11/21/32	AUD	824	452,923
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	712	458,137
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	607	318,453
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	1,713	632,371
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	533	328,518
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	185	125,240
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
5.900%	05/28/30	EUR	100	115,623
6.350%	11/30/41	EUR	200	253,611
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	178,515

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,689	$2,650,148
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.625%	09/23/34	EUR	600	672,289
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	159	177,039
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds, Series G
2.300%	02/15/33	EUR	588	622,832
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	220,652
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
4.150%	06/15/33	CAD	280	208,726
Canadian Government Bond (Canada),
Bonds
1.250%	03/01/27	CAD	645	442,356
1.750%	12/01/53	CAD	185	93,765
2.000%	06/01/32	CAD	484	317,139
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	1,938,473
City of Montreal Canada (Canada),
Unsec’d. Notes
4.400%	12/01/43	CAD	450	317,493
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	1,300	1,371,505
Colombian TES (Colombia),
Bonds, Series B
6.250%	07/09/36	COP	411,700	68,213
7.000%	03/26/31	COP	359,500	72,470
7.250%	10/18/34	COP	53,100	10,000
7.250%	10/26/50	COP	155,200	24,157
9.250%	05/28/42	COP	176,900	35,260
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	400	357,162
1.500%	06/17/31	EUR	1,000	955,488
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,500	1,115,775
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 138
1.750%	06/23/32	CZK	2,580	92,678
Sr. Unsec’d. Notes, Series 142
1.950%	07/30/37	CZK	940	30,941
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	905	158,733
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	140	155,977

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	192	$157,999
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	180	165,398
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	510	291,202
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, Series 10Y, 144A
3.000%	09/15/34	EUR	178	189,119
French Republic Government Bond OAT (France),
Bonds, 144A
1.750%	05/25/66	EUR	105	68,774
3.000%	06/25/49	EUR	572	548,744
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	1,840	1,630,964
3.375%	06/15/34	EUR	68	70,599
4.125%	06/15/54	EUR	529	544,130
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	137,240
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	284,716
Hungary Government Bond (Hungary),
Bonds, Series 29/A
2.000%	05/23/29	HUF	16,120	35,373
Bonds, Series 32/A
4.750%	11/24/32	HUF	12,930	30,509
Bonds, Series 33/A
2.250%	04/20/33	HUF	26,340	50,352
Bonds, Series 35/A
7.000%	10/24/35	HUF	450	1,233
Bonds, Series 38/A
3.000%	10/27/38	HUF	11,760	20,898
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,200	1,060,642
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	300	283,703
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	900	764,457
5.650%	01/11/53		200	202,562
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	787,000	46,498
Bonds, Series 089
6.875%	08/15/51	IDR	94,000	5,574
Bonds, Series 090
5.125%	04/15/27	IDR	1,263,000	74,122
Bonds, Series 092
7.125%	06/15/42	IDR	1,134,000	69,271

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.500%	05/15/50	EUR	121	$90,596
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
1.500%	01/18/27	EUR	100	98,910
6.875%	10/21/34	GBP	100	134,968
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
3.350%	07/01/29	EUR	549	582,387
Sr. Unsec’d. Notes, Series 26Y, 144A
3.350%	03/01/35	EUR	130	130,579
Sr. Unsec’d. Notes, Series 30Y, 144A
4.500%	10/01/53	EUR	12	12,726
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	37,200	137,237
Japan Government Ten Year Bond (Japan),
Bonds, Series 365
0.100%	12/20/31	JPY	166,550	982,853
Japan Government Thirty Year Bond (Japan),
Bonds, Series 32
2.300%	03/20/40	JPY	323,200	2,208,204
Bonds, Series 65
0.400%	12/20/49	JPY	376,400	1,572,151
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	152,306
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 098, 144A
3.300%	06/22/54	EUR	72	72,528
Sr. Unsec’d. Notes, Series 100, 144A
2.850%	10/22/34	EUR	419	437,569
Sr. Unsec’d. Notes, Series 101, 144A,
3.500%	06/22/55	EUR	98	102,002
Korea Treasury Bond (South Korea),
Bonds, Series 2712
2.375%	12/10/27	KRW	673,120	475,368
Bonds, Series 4009
1.500%	09/10/40	KRW	344,830	196,360
Bonds, Series 5203
2.500%	03/10/52	KRW	464,630	292,990
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	338,240	226,239
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	300	253,777
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
0.950%	05/26/27	EUR	494	493,008
2.125%	06/01/32	EUR	300	291,064
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	100	112,617
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	138	28,489

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Bonds, Series 0123
4.457%	03/31/53	MYR	130	$28,604
Bonds, Series 0307
3.502%	05/31/27	MYR	731	154,829
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	3,946	191,772
7.000%	09/03/26	MXN	2,644	134,691
7.500%	06/03/27	MXN	3,248	165,343
7.500%	05/26/33	MXN	2,099	98,610
8.000%	07/31/53	MXN	452	20,029
8.500%	03/01/29	MXN	3,754	193,079
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	3,748	176,260
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	900	813,253
6.350%	02/09/35		300	301,650
6.400%	05/07/54		200	190,250
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/38	EUR	651	469,686
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.250%	02/20/36	AUD	699	426,481
New Zealand Government Bond (New Zealand),
Unsec’d. Notes, Series 0433
3.500%	04/14/33	NZD	294	164,317
Unsec’d. Notes, Series 0551
2.750%	05/15/51	NZD	368	150,259
Unsec’d. Notes, Series 0554
5.000%	05/15/54	NZD	1,721	1,046,745
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 480, 144A
2.000%	04/26/28	NOK	1,031	90,853
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	168,700
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	603	138,048
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,100	928,079
2.783%	01/23/31		100	85,650
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,040	970,040
1.200%	04/28/33	EUR	300	259,136
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	10/20/34	EUR	185	191,746
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
5.200%	05/15/34	AUD	285	189,540
Unsec’d. Notes
3.100%	06/01/50	CAD	150	88,027

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	118	$63,958
Sr. Unsec’d. Notes, MTN
5.250%	05/23/34	AUD	530	353,370
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		336	321,778
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	507	574,489
Unsec’d. Notes
3.450%	06/02/45	CAD	397	252,541
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27(a)		947	897,389
Unsec’d. Notes
3.100%	12/01/51	CAD	146	85,273
3.500%	12/01/45	CAD	206	131,296
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	350	219,139
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	327	310,039
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
1.500%	02/20/47	EUR	127	97,263
2.900%	02/20/33	EUR	170	180,383
3.450%	10/20/30	EUR	152	167,666
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	115	90,908
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		1,390	1,237,212
3.875%	05/06/51(a)		1,500	1,057,659
4.000%	10/17/49		475	349,803
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	300	340,437
6.000%	08/04/28	GBP	958	1,232,564
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		890	874,854
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	261	49,336
Bonds, Series 1033
6.000%	10/25/33	PLN	214	54,456
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.500%	03/18/54		30	29,102
Romania Government Bond (Romania),
Bonds, Series 08Y
4.850%	07/25/29	RON	365	72,544
Bonds, Series 10Y
7.200%	10/30/33	RON	150	32,844
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	25	24,582

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Sr. Unsec’d. Notes, 144A
5.875%	01/30/29		78	$77,488
6.625%	02/17/28		62	63,280
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	30	27,139
5.375%	03/22/31	EUR	123	130,245
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	1,100	958,266
3.375%	01/28/50	EUR	50	35,559
3.875%	10/29/35	EUR	25	22,615
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	39	27,070
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	482,329
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,700	1,548,661
5.000%	01/16/34		200	196,500
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	1,260	1,292,891
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	200	208,410
Singapore Government Bond (Singapore),
Bonds
2.125%	06/01/26	SGD	230	165,509
2.375%	06/01/25	SGD	91	66,327
3.375%	05/01/34	SGD	195	145,895
3.500%	03/01/27	SGD	41	30,384
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	116	66,659
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	200	212,176
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	31	30,584
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
3.500%	05/31/29	EUR	439	479,579
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	2,100	1,194,743
1.200%	10/31/40	EUR	880	650,595
1.900%	10/31/52	EUR	299	210,102
3.250%	04/30/34	EUR	196	207,661
3.450%	10/31/34	EUR	75	80,519
3.900%	07/30/39	EUR	420	459,071
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	677	517,950
Sweden Government Bond (Sweden),
Bonds, Series 1065
1.750%	11/11/33	SEK	1,820	165,415
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	34	43,442
3.250%	06/27/27	CHF	279	333,466

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
3.500%	04/08/33	CHF	256	$355,825
Thailand Government Bond (Thailand),
Bonds
2.750%	06/17/52	THB	1,939	46,169
Sr. Unsec’d. Notes
2.800%	06/17/34	THB	1,405	38,508
4.000%	06/17/55	THB	718	21,260
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.000%	09/17/35	AUD	748	359,702
Local Gov’t. Gtd. Notes, MTN
2.000%	11/20/37	AUD	431	191,637
United Kingdom Gilt (United Kingdom),
Bonds
3.750%	01/29/38	GBP	1,051	1,241,574
3.750%	10/22/53	GBP	353	381,530
4.250%	12/07/46	GBP	43	51,333
4.375%	07/31/54	GBP	309	372,324
4.500%	06/07/28	GBP	637	814,323
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.750%	11/22/33	GBP	505	647,017

TOTAL SOVEREIGN BONDS (cost $72,085,892)				63,287,567

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal Home Loan Mortgage Corp.
2.000%	03/01/51		47	37,783
2.000%	07/01/51		21	16,173
2.000%	09/01/51		40	31,553
2.500%	06/01/30		49	45,924
2.500%	11/01/35		66	59,907
2.500%	01/01/51		324	268,343
2.500%	08/01/51		287	235,191
2.500%	11/01/51		73	61,083
3.000%	06/01/30		14	12,964
3.000%	09/01/35		55	50,685
3.000%	08/01/46		174	152,539
3.500%	10/01/30		12	11,601
3.500%	08/01/33		78	74,252
3.500%	07/01/45		78	70,465
3.500%	03/01/48		391	353,868
4.000%	01/01/33		107	104,390
4.000%	06/01/42		33	31,367
4.000%	09/01/44		66	61,911
4.000%	04/01/45		17	16,290
4.000%	05/01/45		48	44,915
4.000%	05/01/46		58	54,754
4.000%	01/01/47		79	73,724
4.500%	12/01/34		18	17,339
4.500%	07/01/41		25	24,043
4.500%	03/01/44		32	30,657
4.500%	12/01/45		64	62,320
4.500%	09/01/50		153	146,471
5.000%	02/01/42		87	85,991
5.500%	08/01/40		6	5,834
5.500%	12/01/53		556	548,212
6.000%	12/01/52		149	150,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.000%	03/01/53	65	$66,372
6.750%	03/15/31	1,280	1,447,180
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29	373	289,612
Federal National Mortgage Assoc.
1.500%	TBA	50	37,277
2.000%	TBA	815	637,292
2.000%	04/01/30	6	5,173
2.000%	04/01/31	24	22,268
2.000%	05/01/36	193	171,129
2.000%	05/01/37	16	14,061
2.000%	06/01/37	60	52,715
2.000%	11/01/38	30	26,357
2.000%	11/01/38	40	35,140
2.000%	06/01/40	100	84,401
2.000%	11/01/40	24	20,206
2.000%	12/01/40	181	152,972
2.000%	11/01/41	390	329,380
2.000%	07/01/50	137	108,419
2.000%	02/01/51	469	369,977
2.000%	03/01/51	123	97,795
2.000%	03/01/51	145	115,731
2.000%	06/01/51	20	15,970
2.000%	07/01/51	429	339,523
2.000%	08/01/51	21	16,295
2.500%	TBA	809	660,504
2.500%	06/01/30	13	12,320
2.500%	07/01/30	28	26,697
2.500%	04/01/37	331	296,992
2.500%	04/01/45	8	7,073
2.500%	09/01/46	8	6,713
2.500%	04/01/50	106	87,390
2.500%	12/01/51	182	151,056
2.500%	01/01/52	437	359,885
3.000%	06/01/30	43	41,326
3.000%	07/01/30	5	4,877
3.000%	07/01/30	27	25,683
3.000%	07/01/30	31	29,903
3.000%	09/01/30	31	29,108
3.000%	11/01/30	15	14,159
3.000%	03/01/31	48	46,018
3.000%	07/01/33	52	48,285
3.000%	03/01/35	17	15,491
3.000%	09/01/35	27	24,824
3.000%	06/01/45	160	140,319
3.000%	08/01/45	165	144,611
3.000%	01/01/46	28	24,374
3.000%	10/01/46	60	51,982
3.000%	10/01/46	84	73,418
3.000%	11/01/46	225	196,125
3.000%	12/01/46	93	81,580
3.000%	08/01/50	68	58,504
3.500%	12/01/29	21	20,736
3.500%	05/01/30	18	17,109
3.500%	10/01/30	28	26,991
3.500%	02/01/37	26	24,071
3.500%	08/01/47	44	40,141
3.500%	10/01/50	413	370,407

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	07/01/51	172	$154,530
3.500%	09/01/57	113	99,741
3.500%	05/01/58	157	138,680
4.000%	04/01/35	28	27,016
4.000%	03/01/41	62	58,301
4.000%	11/01/42	88	82,907
4.000%	06/01/44	34	32,199
4.000%	03/01/45	22	20,398
4.000%	04/01/47	69	64,454
4.000%	12/01/47	75	70,289
4.000%	02/01/49	240	222,677
4.260%	03/01/29	120	117,135
4.480%	02/01/29	95	93,125
4.500%	TBA	104	98,040
4.500%	03/01/44	20	19,080
4.500%	06/01/44	5	5,218
4.500%	06/01/48	66	63,606
4.500%	01/01/51	190	182,906
4.570%	01/01/29	100	98,619
4.820%	04/01/29	95	94,979
4.910%	01/01/29	100	99,977
4.920%	12/01/28	100	100,125
5.000%	05/01/38	45	44,806
5.280%	01/01/29	100	101,271
5.500%	07/01/38	26	25,643
5.500%	05/01/39	31	31,339
5.500%	05/01/40	17	16,651
6.000%	TBA	2,824	2,831,832
6.000%	02/01/36	18	18,846
6.000%	11/01/38	17	17,056
6.000%	09/01/39	41	41,951
6.000%	06/01/40	23	23,570
6.000%	05/01/53	112	113,782
6.000%	02/01/54	50	49,755
6.500%	TBA	105	106,862
6.625%	11/15/30(k)	585	653,341
7.000%	TBA	310	318,828
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	139	93,936
Government National Mortgage Assoc.
2.000%	TBA	330	267,016
2.000%	11/20/50	273	221,220
2.500%	TBA	335	281,570
2.500%	01/20/47	37	31,914
3.000%	11/20/43	165	146,442
3.000%	01/15/45	21	18,708
3.000%	06/20/47	321	283,544
3.500%	04/15/45	22	20,582
3.500%	09/20/45	76	69,411
3.500%	07/20/47	384	349,653
3.500%	08/20/47	168	152,266
4.000%	03/15/44	46	43,183
4.000%	02/20/46	23	21,219
4.000%	03/20/46	102	96,192
4.000%	07/20/47	178	167,079
4.000%	12/20/47	66	61,917
4.500%	TBA	90	85,556
4.500%	10/15/41	27	25,768

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.500%	09/20/52	39	$36,903
4.500%	10/20/52	10	9,920
5.000%	TBA	350	340,780
5.000%	06/15/38	13	12,713
5.000%	12/15/39	20	19,711
5.000%	10/20/42	6	6,176
5.000%	03/15/44	80	80,363
5.500%	TBA	160	158,736
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30	361	343,645

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $22,172,547)			20,340,724

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bonds
1.750%	08/15/41(h)(k)	31,781	20,990,357
2.000%	08/15/51(k)	5,902	3,545,811
2.250%	05/15/41(k)	26,420	19,113,219
3.000%	02/15/49(h)	1,700	1,288,016
3.125%	11/15/41	1,452	1,195,858
3.375%	08/15/42	1,800	1,520,438
3.875%	02/15/43	605	546,958
3.875%	05/15/43	850	766,992
4.000%	11/15/42	184	169,596
4.000%	11/15/52	1,549	1,411,284
4.750%	11/15/43(k)	2,788	2,825,899
U.S. Treasury Inflation Indexed Bonds, TIPS
1.750%	01/15/34	705	684,246
U.S. Treasury Notes
1.250%	06/30/28(k)	595	526,436
1.500%	11/30/28(k)	765	677,085
2.750%	08/15/32(h)	3,850	3,425,898
3.500%	09/15/25	2,082	2,044,345
3.500%	02/15/33	635	595,114
3.875%	08/15/33	153	147,215
4.250%	12/31/25(h)(k)	11,460	11,350,324
4.375%	11/30/30	990	991,005
4.875%	11/30/25	10,909	10,896,216
4.875%	04/30/26	649	650,014
4.875%	10/31/28	2,927	2,982,110
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	840	448,383
1.963%(s)	08/15/41	10,630	4,688,411
2.060%(s)	05/15/43(k)	4,530	1,820,317
2.117%(s)	05/15/44(k)	1,630	624,494
2.121%(s)	08/15/44	820	310,447
2.658%(s)	11/15/40(k)	9,690	4,445,288
3.844%(s)	02/15/43	5,625	2,291,968
3.930%(s)	02/15/41	1,165	528,846
4.715%(s)	11/15/41	585	254,132
4.734%(s)	11/15/43	425	166,862
4.920%(s)	08/15/48	675	214,708
4.962%(s)	05/15/42	7,750	3,280,127

TOTAL U.S. TREASURY OBLIGATIONS (cost $119,615,343)			107,418,419

TOTAL LONG-TERM INVESTMENTS (cost $2,866,532,666)			3,046,703,405

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Shares		Value

SHORT-TERM INVESTMENTS — 14.0%

AFFILIATED MUTUAL FUNDS — 13.2%
PGIM Core Ultra Short Bond Fund(wa)			422,510,062	$422,510,062
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $40,343,264; includes $40,154,931 of cash collateral for securities on loan)(b)(wa)			40,366,799	40,342,578

TOTAL AFFILIATED MUTUAL FUNDS (cost $462,853,326)				462,852,640

Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER(n) — 0.1%
AT&T, Inc.
5.499%	07/18/24		600	598,205
Cigna Group (The)
5.490%	07/10/24		500	499,091
FMS Wertmanagement
5.355%	07/29/24		1,100	1,094,970

TOTAL COMMERCIAL PAPER (cost $2,193,208)				2,192,266

FOREIGN TREASURY OBLIGATION(n) — 0.0%
Ontario T-Bills
4.891%	07/03/24	CAD	1,149	839,026

(cost $840,141)
U.S. TREASURY OBLIGATIONS(n) — 0.6%
U.S. Treasury Bills
5.236%	07/25/24		50	49,825
5.268%	07/16/24		25	24,945
5.276%	07/02/24		50	49,993
5.287%	07/05/24		1,129	1,128,343
5.289%	09/19/24(k)		15,100	14,925,050
5.293%	08/22/24		2,303	2,285,613
5.308%	07/11/24		2,231	2,227,744

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,691,454)				20,691,513

		Shares
UNAFFILIATED FUND — 0.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (7-day effective yield 5.218%) (Institutional Shares)			2,352,310	2,352,310

(cost $2,352,310)

OPTION PURCHASED*~ — 0.0% (cost $6,304)				6,289

TOTAL SHORT-TERM INVESTMENTS (cost $488,936,743)				488,934,044

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—101.3% (cost $3,355,469,409)				3,535,637,449

Value

OPTION WRITTEN*~ — (0.0)% (premiums received $6,322)	$(1,904)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—101.3% (cost $3,355,463,087)	3,535,635,545
Liabilities in excess of other assets(z) — (1.3)%	(44,480,303)

NET ASSETS — 100.0%	$3,491,155,242

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,358,999; cash collateral of $40,154,931 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $159,406. The aggregate value of $49,908 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	07/18/24	$(275)	$(241,613)
Federal National Mortgage Assoc.	3.000%	TBA	07/15/24	(190)	(161,604)
Federal National Mortgage Assoc.	3.000%	TBA	07/18/24	(150)	(138,752)
Federal National Mortgage Assoc.	3.500%	TBA	07/15/24	(980)	(867,300)
Federal National Mortgage Assoc.	3.500%	TBA	07/18/24	(125)	(118,179)
Federal National Mortgage Assoc.	4.000%	TBA	07/15/24	(39)	(35,683)
Federal National Mortgage Assoc.	4.000%	TBA	07/18/24	(100)	(96,142)
Federal National Mortgage Assoc.	4.500%	TBA	07/18/24	(350)	(342,344)
Federal National Mortgage Assoc.	5.000%	TBA	07/15/24	(190)	(183,617)
Government National Mortgage Assoc.	3.000%	TBA	07/22/24	(70)	(60,982)
Government National Mortgage Assoc.	3.000%	TBA	08/20/24	(135)	(117,671)
Government National Mortgage Assoc.	3.500%	TBA	07/22/24	(123)	(110,431)
Government National Mortgage Assoc.	4.000%	TBA	07/22/24	(65)	(60,062)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,535,189)					$(2,534,380)

Option Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	GSI	08/21/24	0.63%	CDX.NA.IG.42.V1(Q)	1.00%(Q)	7,880	$6,289

(cost $6,304)

Option Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Call	GSI	08/21/24	0.48%	CDX.NA.IG.42.V1(Q)	1.00%(Q)	8,880	$(1,904)

(premiums received $6,322)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
116	3 Month CME SOFR	Sep. 2024	$27,449,225	$2,688
1	3 Month CME SOFR	Dec. 2024	237,125	(214)
1	3 Month CME SOFR	Mar. 2025	237,863	12
1	3 Month CME SOFR	Jun. 2025	238,588	223
43	3 Month EuroSTR	Sep. 2024	11,091,347	568
1,070	2 Year U.S. Treasury Notes	Sep. 2024	218,514,063	440,099
13	5 Year Canadian Government Bonds	Sep. 2024	1,053,646	7,461
42	5 Year Euro-Bobl	Sep. 2024	5,237,460	(21,397)
1,302	5 Year U.S. Treasury Notes	Sep. 2024	138,764,725	549,913
27	10 Year Euro-Bund	Sep. 2024	3,805,878	(13,947)

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Futures contracts outstanding at June 30, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
3	10 Year Korea Treasury Bonds	Sep. 2024	$249,807	$960
1,318	10 Year U.S. Treasury Notes	Sep. 2024	144,959,413	841,153
517	10 Year U.S. Ultra Treasury Notes	Sep. 2024	58,695,656	362,030
311	20 Year U.S. Treasury Bonds	Sep. 2024	36,795,188	286,935
719	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	90,122,156	(94,192)
37	Euro Schatz Index	Sep. 2024	4,188,378	17,687
34	Euro-OAT	Sep. 2024	4,483,082	(28,436)
271	Mini MSCI EAFE Index	Sep. 2024	31,750,360	239,645
64	Russell 2000 E-Mini Index	Sep. 2024	6,608,000	7,763
464	S&P 500 E-Mini Index	Sep. 2024	128,098,800	432,852

				3,031,803

Short Positions:
78	3 Month CME SOFR	Sep. 2024	18,457,238	4,249
1	3 Month CME SOFR	Sep. 2025	239,213	(402)
1	3 Month CME SOFR	Dec. 2025	239,700	(477)
1	3 Month CME SOFR	Mar. 2026	240,075	(564)
1	3 Month CME SOFR	Jun. 2026	240,338	(626)
21	2 Year U.S. Treasury Notes	Sep. 2024	4,288,594	(12,517)
101	3 Year Australian Treasury Bonds	Sep. 2024	7,105,373	29,652
29	5 Year Euro-Bobl	Sep. 2024	3,616,341	(26,622)
1	10 Year Australian Treasury Bonds	Sep. 2024	75,762	406
8	10 Year Canadian Government Bonds	Sep. 2024	702,138	12,174
73	10 Year Euro-Bund	Sep. 2024	10,289,966	(40,131)
8	10 Year Japanese Government Bonds	Sep. 2024	7,103,487	25,039
3	10 Year Mini Japanese Government Bonds	Sep. 2024	266,138	1,188
15	10 Year U.K. Gilt	Sep. 2024	1,850,074	(7,371)
22	10 Year U.S. Treasury Notes	Sep. 2024	2,419,656	(18,921)
22	10 Year U.S. Ultra Treasury Notes	Sep. 2024	2,497,688	(27,446)
118	20 Year U.S. Treasury Bonds	Sep. 2024	13,960,875	(123,982)
8	30 Year Euro Buxl	Sep. 2024	1,115,844	(16,332)
55	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	6,893,906	(84,731)
58	British Pound Currency	Sep. 2024	4,585,263	51,519
320	Euro Currency	Sep. 2024	43,008,000	665,457
7	Euro Schatz Index	Sep. 2024	792,396	(3,754)
10	Euro-BTP Italian Government Bond	Sep. 2024	1,234,698	12,596

				438,404

				$3,470,207

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/24	BARC	AUD	3,825	$2,549,217	$2,551,909	$2,692	$—
Expiring 07/02/24	BARC	AUD	3,512	2,337,236	2,343,086	5,850	—
Expiring 07/02/24	BARC	AUD	80	53,179	53,373	194	—
Expiring 07/02/24	BNP	AUD	515	340,608	343,590	2,982	—
Expiring 07/02/24	BNP	AUD	515	342,621	343,591	970	—
Expiring 07/02/24	BNP	AUD	515	342,352	343,590	1,238	—
Expiring 07/02/24	BNP	AUD	515	342,894	343,590	696	—
Expiring 07/02/24	BNP	AUD	500	331,268	333,583	2,315	—
Expiring 07/02/24	BNP	AUD	175	115,496	116,754	1,258	—

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/02/24	BNP	AUD	170	$112,895	$113,418	$523	$—
Expiring 07/02/24	BNP	AUD	170	113,236	113,419	183	—
Expiring 07/02/24	BNP	AUD	170	113,288	113,418	130	—
Expiring 07/02/24	BNP	AUD	170	113,292	113,418	126	—
Expiring 07/02/24	BNP	AUD	165	109,765	110,082	317	—
Expiring 07/02/24	BNP	AUD	140	92,379	93,403	1,024	—
Expiring 07/02/24	BNP	AUD	85	56,506	56,709	203	—
Expiring 07/02/24	CITI	AUD	230	153,504	153,448	—	(56)
Expiring 07/02/24	GSI	AUD	340	225,959	226,836	877	—
Expiring 07/02/24	JPM	AUD	515	342,659	343,590	931	—
Expiring 07/02/24	JPM	AUD	515	340,096	343,591	3,495	—
Expiring 07/02/24	MSI	AUD	335	222,348	223,501	1,153	—
Expiring 07/02/24	SSB	AUD	260	172,723	173,463	740	—
Expiring 07/02/24	SSB	AUD	245	162,613	163,456	843	—
Expiring 07/02/24	SSB	AUD	170	112,712	113,419	707	—
Expiring 07/02/24	SSB	AUD	170	112,641	113,419	778	—
Expiring 07/02/24	SSB	AUD	170	112,319	113,418	1,099	—
Expiring 07/02/24	SSB	AUD	85	56,350	56,709	359	—
Expiring 07/02/24	SSB	AUD	85	56,681	56,709	28	—
Expiring 07/02/24	SSB	AUD	85	56,541	56,709	168	—
Expiring 07/02/24	TD	AUD	2,340	1,555,164	1,561,168	6,004	—
Expiring 07/02/24	UAG	AUD	175	115,494	116,754	1,260	—
Expiring 07/02/24	WBC	AUD	165	109,655	110,083	428	—
Expiring 08/02/24	BARC	AUD	3,201	2,132,084	2,137,470	5,386	—
Expiring 08/02/24	BNP	AUD	515	343,570	343,891	321	—
Expiring 08/02/24	BNP	AUD	258	172,100	172,280	180	—
Expiring 08/02/24	BNP	AUD	257	171,172	171,612	440	—
Expiring 08/02/24	HSBC	AUD	90	59,956	60,097	141	—
Expiring 08/02/24	HSBC	AUD	90	59,880	60,098	218	—
Expiring 08/02/24	JPM	AUD	515	341,606	343,892	2,286	—
Expiring 08/02/24	SSB	AUD	345	230,226	230,374	148	—
Expiring 08/02/24	TD	AUD	2,134	1,419,469	1,424,980	5,511	—
Brazilian Real,
Expiring 07/02/24	BOA	BRL	1,110	199,680	198,482	—	(1,198)
Expiring 07/02/24	CITI	BRL	1,275	229,362	227,986	—	(1,376)
Expiring 07/02/24	CITI	BRL	335	61,198	59,902	—	(1,296)
Expiring 07/02/24	CITI	BRL	330	60,681	59,008	—	(1,673)
Expiring 07/02/24	DB	BRL	1,090	206,910	194,906	—	(12,004)
Expiring 07/02/24	DB	BRL	120	22,169	21,457	—	(712)
Expiring 07/02/24	GSI	BRL	25,222	4,851,555	4,510,019	—	(341,536)
Expiring 07/02/24	GSI	BRL	2,260	438,324	404,116	—	(34,208)
Expiring 08/02/24	BOA	BRL	25,222	4,553,450	4,493,071	—	(60,379)
Expiring 08/02/24	DB	BRL	660	121,422	117,573	—	(3,849)
Expiring 08/02/24	MSI	BRL	335	61,283	59,677	—	(1,606)
British Pound,
Expiring 07/02/24	BNP	GBP	268	340,658	338,787	—	(1,871)
Expiring 07/02/24	BNP	GBP	174	221,972	219,959	—	(2,013)
Expiring 07/02/24	BNP	GBP	174	221,764	219,958	—	(1,806)
Expiring 07/02/24	BNP	GBP	154	196,297	194,676	—	(1,621)
Expiring 07/02/24	BNP	GBP	87	110,808	109,980	—	(828)
Expiring 07/02/24	BNP	GBP	45	57,284	56,886	—	(398)
Expiring 07/02/24	BNP	GBP	44	56,230	55,622	—	(608)
Expiring 07/02/24	BNP	GBP	44	55,926	55,622	—	(304)
Expiring 07/02/24	CBA	GBP	99	126,761	125,148	—	(1,613)
Expiring 07/02/24	CITI	GBP	262	333,783	331,203	—	(2,580)

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/02/24	CITI	GBP	87	$110,680	$109,980	$—	$(700)
Expiring 07/02/24	GSI	GBP	80	102,366	101,131	—	(1,235)
Expiring 07/02/24	HSBC	GBP	130	166,279	164,337	—	(1,942)
Expiring 07/02/24	JPM	GBP	44	56,329	55,622	—	(707)
Expiring 07/02/24	MSI	GBP	97	124,076	122,621	—	(1,455)
Expiring 07/02/24	MSI	GBP	45	57,792	56,886	—	(906)
Expiring 07/02/24	MSI	GBP	45	57,253	56,886	—	(367)
Expiring 07/02/24	MSI	GBP	45	57,803	56,886	—	(917)
Expiring 07/02/24	MSI	GBP	44	56,185	55,621	—	(564)
Expiring 07/02/24	MSI	GBP	41	52,431	51,829	—	(602)
Expiring 07/02/24	RBC	GBP	262	334,798	331,202	—	(3,596)
Expiring 07/02/24	SG	GBP	87	110,685	109,979	—	(706)
Expiring 07/02/24	SSB	GBP	132	168,190	166,865	—	(1,325)
Expiring 07/02/24	SSB	GBP	89	113,884	112,508	—	(1,376)
Expiring 07/02/24	SSB	GBP	87	111,296	109,979	—	(1,317)
Expiring 07/02/24	SSB	GBP	45	57,388	56,886	—	(502)
Expiring 07/02/24	TD	GBP	3,496	4,447,870	4,419,400	—	(28,470)
Expiring 07/02/24	TD	GBP	1,086	1,378,386	1,372,732	—	(5,654)
Expiring 07/02/24	UAG	GBP	7,032	8,925,718	8,889,365	—	(36,353)
Expiring 07/02/24	UAG	GBP	89	113,759	112,507	—	(1,252)
Expiring 07/19/24	DB	GBP	627	787,612	792,262	4,650	—
Expiring 07/19/24	JPM	GBP	3,355	4,205,422	4,242,155	36,733	—
Expiring 08/02/24	BNP	GBP	135	170,628	170,692	64	—
Expiring 08/02/24	UAG	GBP	3,584	4,549,931	4,531,561	—	(18,370)
Expiring 08/02/24	UAG	GBP	271	342,500	342,649	149	—
Canadian Dollar,
Expiring 07/02/24	BNP	CAD	470	341,410	343,587	2,177	—
Expiring 07/02/24	BNP	CAD	470	341,697	343,587	1,890	—
Expiring 07/02/24	BNP	CAD	470	342,665	343,587	922	—
Expiring 07/02/24	BNP	CAD	465	339,402	339,931	529	—
Expiring 07/02/24	BNP	CAD	455	332,682	332,622	—	(60)
Expiring 07/02/24	BNP	CAD	155	113,146	113,311	165	—
Expiring 07/02/24	BNP	CAD	155	112,635	113,311	676	—
Expiring 07/02/24	BNP	CAD	155	113,246	113,310	64	—
Expiring 07/02/24	BNP	CAD	75	54,816	54,828	12	—
Expiring 07/02/24	BOA	CAD	80	58,351	58,483	132	—
Expiring 07/02/24	BOA	CAD	75	54,815	54,827	12	—
Expiring 07/02/24	CITI	CAD	155	113,096	113,311	215	—
Expiring 07/02/24	GSI	CAD	155	112,618	113,310	692	—
Expiring 07/02/24	MSI	CAD	8,197	5,989,332	5,992,303	2,971	—
Expiring 07/02/24	MSI	CAD	315	230,098	230,276	178	—
Expiring 07/02/24	RBC	CAD	6,012	4,410,017	4,394,989	—	(15,028)
Expiring 07/02/24	RBC	CAD	465	339,766	339,932	166	—
Expiring 07/02/24	RBC	CAD	155	112,625	113,310	685	—
Expiring 07/02/24	RBC	CAD	155	113,107	113,310	203	—
Expiring 07/02/24	RBC	CAD	80	58,333	58,483	150	—
Expiring 07/02/24	RBC	CAD	75	54,707	54,828	121	—
Expiring 07/02/24	SSB	CAD	80	58,184	58,483	299	—
Expiring 07/02/24	SSB	CAD	75	54,984	54,828	—	(156)
Expiring 07/02/24	SSB	CAD	75	54,807	54,828	21	—
Expiring 07/02/24	TD	CAD	150	109,976	109,655	—	(321)
Expiring 07/02/24	TD	CAD	150	109,601	109,655	54	—
Expiring 07/02/24	UAG	CAD	235	170,520	171,794	1,274	—
Expiring 07/02/24	UAG	CAD	235	170,670	171,794	1,124	—
Expiring 07/02/24	UAG	CAD	80	58,172	58,483	311	—

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/02/24	UAG	CAD	75	$54,844	$54,828	$—	$(16)
Expiring 08/02/24	BNP	CAD	470	343,453	343,839	386	—
Expiring 08/02/24	BOA	CAD	80	58,620	58,526	—	(94)
Expiring 08/02/24	MSI	CAD	6,012	4,395,797	4,398,217	2,420	—
Expiring 08/02/24	SCB	CAD	95	69,569	69,499	—	(70)
Expiring 08/02/24	SSB	CAD	80	58,516	58,526	10	—
Expiring 08/02/24	TD	CAD	80	58,508	58,526	18	—
Chilean Peso,
Expiring 07/02/24	BARC	CLP	187,400	202,680	199,128	—	(3,552)
Expiring 07/02/24	BARC	CLP	20,800	22,485	22,102	—	(383)
Expiring 07/02/24	DB	CLP	96,400	102,082	102,433	351	—
Expiring 07/02/24	MSI	CLP	208,900	222,031	221,974	—	(57)
Expiring 07/02/24	MSI	CLP	120,998	128,040	128,570	530	—
Expiring 07/02/24	MSI	CLP	72,900	79,838	77,463	—	(2,375)
Expiring 07/02/24	MSI	CLP	20,800	22,026	22,102	76	—
Expiring 07/02/24	MSI	CLP	10,400	11,258	11,050	—	(208)
Expiring 07/02/24	MSI	CLP	449	496	477	—	(19)
Expiring 08/02/24	BARC	CLP	54,100	57,283	57,475	192	—
Expiring 08/02/24	MSI	CLP	249	263	264	1	—
Expiring 09/23/24	BARC	CLP	986,792	1,056,000	1,048,020	—	(7,980)
Chinese Renminbi,
Expiring 07/02/24	JPM	CNH	2,477	342,047	339,423	—	(2,624)
Expiring 07/02/24	JPM	CNH	1,239	170,628	169,780	—	(848)
Expiring 07/02/24	JPM	CNH	1,238	170,856	169,643	—	(1,213)
Expiring 07/02/24	UAG	CNH	18,007	2,467,726	2,467,497	—	(229)
Expiring 08/29/24	JPM	CNH	809	112,249	111,329	—	(920)
Expiring 09/19/24	JPM	CNH	13,335	1,852,000	1,838,282	—	(13,718)
Expiring 09/19/24	MSI	CNH	13,708	1,898,000	1,889,737	—	(8,263)
Expiring 09/26/24	CITI	CNH	833	115,135	114,923	—	(212)
Colombian Peso,
Expiring 07/02/24	BARC	COP	96,200	23,248	23,154	—	(94)
Expiring 07/02/24	BARC	COP	68,800	16,850	16,560	—	(290)
Expiring 07/02/24	BNP	COP	313,000	74,997	75,337	340	—
Expiring 07/02/24	BOA	COP	518,350	124,660	124,762	102	—
Expiring 07/02/24	BOA	COP	447,500	113,119	107,709	—	(5,410)
Expiring 07/02/24	CITI	COP	1,192,155	292,553	286,942	—	(5,611)
Expiring 07/02/24	CITI	COP	532,312	137,252	128,123	—	(9,129)
Expiring 07/02/24	CITI	COP	518,361	124,663	124,765	102	—
Expiring 07/02/24	CITI	COP	324,600	82,261	78,129	—	(4,132)
Expiring 07/02/24	JPM	COP	92,100	22,150	22,168	18	—
Expiring 07/02/24	MSI	COP	1,242,061	319,752	298,954	—	(20,798)
Expiring 07/02/24	MSI	COP	667,699	160,578	160,710	132	—
Expiring 07/02/24	SCB	COP	756,010	181,816	181,965	149	—
Expiring 08/02/24	CITI	COP	1,050,673	256,346	251,552	—	(4,794)
Expiring 09/18/24	BARC	COP	5,528,864	1,308,000	1,315,023	7,023	—
Expiring 09/18/24	CITI	COP	1,738,330	414,974	413,455	—	(1,519)
Expiring 09/18/24	CITI	COP	1,725,466	414,975	410,397	—	(4,578)
Expiring 09/18/24	DB	COP	2,818,718	679,050	670,423	—	(8,627)
Czech Koruna,
Expiring 07/02/24	BARC	CZK	11,280	496,797	482,262	—	(14,535)
Expiring 07/02/24	BARC	CZK	260	11,291	11,116	—	(175)
Expiring 07/02/24	CITI	CZK	1,140	50,178	48,739	—	(1,439)
Expiring 07/02/24	CITI	CZK	1,030	45,246	44,036	—	(1,210)
Expiring 07/02/24	GSI	CZK	1,010	44,537	43,181	—	(1,356)
Expiring 07/02/24	HSBC	CZK	5,744	247,960	245,578	—	(2,382)

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 07/02/24	JPM	CZK	880	$38,849	$37,623	$—	$(1,226)
Expiring 07/02/24	JPM	CZK	510	22,256	21,804	—	(452)
Expiring 07/02/24	JPM	CZK	260	11,366	11,116	—	(250)
Expiring 07/02/24	JPM	CZK	260	11,270	11,116	—	(154)
Expiring 07/02/24	MSI	CZK	590	25,731	25,225	—	(506)
Expiring 07/02/24	RBC	CZK	1,910	83,999	81,660	—	(2,339)
Expiring 07/02/24	RBC	CZK	960	42,258	41,044	—	(1,214)
Expiring 07/02/24	UAG	CZK	260	11,356	11,116	—	(240)
Expiring 07/19/24	BARC	CZK	24,961	1,085,000	1,067,550	—	(17,450)
Expiring 07/19/24	BARC	CZK	14,132	621,278	604,386	—	(16,892)
Expiring 07/19/24	BARC	CZK	11,178	492,722	478,050	—	(14,672)
Expiring 07/19/24	BNP	CZK	20,372	880,704	871,260	—	(9,444)
Expiring 07/19/24	CITI	CZK	3,531	151,248	151,023	—	(225)
Expiring 07/19/24	DB	CZK	24,761	1,086,000	1,058,989	—	(27,011)
Expiring 07/19/24	MSI	CZK	25,272	1,076,000	1,080,849	4,849	—
Expiring 08/02/24	UAG	CZK	520	22,346	22,247	—	(99)
Danish Krone,
Expiring 07/02/24	CITI	DKK	1,183	170,217	169,914	—	(303)
Euro,
Expiring 07/02/24	BARC	EUR	308	335,248	329,913	—	(5,335)
Expiring 07/02/24	BARC	EUR	257	279,016	275,284	—	(3,732)
Expiring 07/02/24	BARC	EUR	210	227,652	224,941	—	(2,711)
Expiring 07/02/24	BARC	EUR	205	222,542	219,585	—	(2,957)
Expiring 07/02/24	BARC	EUR	103	111,919	110,329	—	(1,590)
Expiring 07/02/24	BARC	EUR	42	45,755	44,988	—	(767)
Expiring 07/02/24	BNP	EUR	428	466,816	458,450	—	(8,366)
Expiring 07/02/24	BNP	EUR	315	341,204	337,411	—	(3,793)
Expiring 07/02/24	BNP	EUR	205	221,998	219,585	—	(2,413)
Expiring 07/02/24	BNP	EUR	184	196,864	197,091	227	—
Expiring 07/02/24	BNP	EUR	164	178,541	175,668	—	(2,873)
Expiring 07/02/24	BNP	EUR	161	172,527	172,454	—	(73)
Expiring 07/02/24	BNP	EUR	161	172,386	172,454	68	—
Expiring 07/02/24	BNP	EUR	106	113,747	113,542	—	(205)
Expiring 07/02/24	BNP	EUR	102	110,936	109,257	—	(1,679)
Expiring 07/02/24	BNP	EUR	85	91,079	91,048	—	(31)
Expiring 07/02/24	BNP	EUR	53	56,952	56,771	—	(181)
Expiring 07/02/24	BOA	EUR	314	341,685	336,340	—	(5,345)
Expiring 07/02/24	BOA	EUR	272	293,749	291,351	—	(2,398)
Expiring 07/02/24	BOA	EUR	271	290,541	290,280	—	(261)
Expiring 07/02/24	BOA	EUR	271	290,688	290,281	—	(407)
Expiring 07/02/24	BOA	EUR	51	55,538	54,628	—	(910)
Expiring 07/02/24	DB	EUR	41,569	44,601,459	44,526,491	—	(74,968)
Expiring 07/02/24	DB	EUR	20,393	22,226,841	21,843,892	—	(382,949)
Expiring 07/02/24	GSI	EUR	315	342,268	337,291	—	(4,977)
Expiring 07/02/24	HSBC	EUR	482	523,542	516,121	—	(7,421)
Expiring 07/02/24	JPM	EUR	210	229,017	224,941	—	(4,076)
Expiring 07/02/24	JPM	EUR	210	229,059	224,941	—	(4,118)
Expiring 07/02/24	MSI	EUR	103	112,095	110,328	—	(1,767)
Expiring 07/02/24	RBC	EUR	309	335,411	330,984	—	(4,427)
Expiring 07/02/24	RBC	EUR	103	111,939	110,328	—	(1,611)
Expiring 07/02/24	SG	EUR	205	222,040	219,585	—	(2,455)
Expiring 07/02/24	SSB	EUR	5,418	5,817,328	5,803,088	—	(14,240)
Expiring 07/02/24	SSB	EUR	205	222,152	219,585	—	(2,567)
Expiring 07/02/24	SSB	EUR	160	171,699	171,383	—	(316)
Expiring 07/02/24	SSB	EUR	102	110,959	109,257	—	(1,702)

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/02/24	SSB	EUR	102	$111,012	$109,257	$—	$(1,755)
Expiring 07/02/24	SSB	EUR	51	55,563	54,628	—	(935)
Expiring 07/02/24	SSB	EUR	51	55,477	54,629	—	(848)
Expiring 07/02/24	TD	EUR	80	85,716	85,692	—	(24)
Expiring 07/02/24	TD	EUR	52	55,884	55,700	—	(184)
Expiring 07/02/24	UAG	EUR	419	456,903	448,810	—	(8,093)
Expiring 07/02/24	UAG	EUR	205	222,676	219,585	—	(3,091)
Expiring 07/19/24	HSBC	EUR	439	471,250	470,623	—	(627)
Expiring 08/02/24	BNP	EUR	107	114,826	114,787	—	(39)
Expiring 08/02/24	BNP	EUR	70	75,176	75,094	—	(82)
Expiring 08/02/24	BNP	EUR	56	60,069	60,076	7	—
Expiring 08/02/24	CITI	EUR	320	343,188	343,289	101	—
Expiring 08/02/24	DB	EUR	20,071	21,566,831	21,531,736	—	(35,095)
Expiring 08/02/24	HSBC	EUR	785	841,878	842,131	253	—
Expiring 08/02/24	JPM	EUR	214	229,318	229,575	257	—
Expiring 08/02/24	MSI	EUR	168	180,138	180,056	—	(82)
Expiring 08/02/24	MSI	EUR	115	123,502	123,370	—	(132)
Hungarian Forint,
Expiring 07/02/24	BNP	HUF	146,718	398,844	397,752	—	(1,092)
Expiring 07/02/24	BNP	HUF	8,000	22,244	21,688	—	(556)
Expiring 07/02/24	BOA	HUF	20,700	57,222	56,118	—	(1,104)
Expiring 07/02/24	CITI	HUF	13,400	37,464	36,328	—	(1,136)
Expiring 07/02/24	MSI	HUF	4,000	11,105	10,844	—	(261)
Expiring 07/02/24	UAG	HUF	10,300	28,599	27,923	—	(676)
Expiring 07/19/24	BNP	HUF	60,055	166,832	162,701	—	(4,131)
Expiring 07/19/24	BOA	HUF	376,999	1,015,000	1,021,365	6,365	—
Expiring 07/19/24	CITI	HUF	391,614	1,053,000	1,060,961	7,961	—
Expiring 07/19/24	CITI	HUF	360,482	988,000	976,617	—	(11,383)
Expiring 07/19/24	CITI	HUF	359,144	1,000,000	972,992	—	(27,008)
Expiring 07/19/24	GSI	HUF	367,674	1,002,000	996,103	—	(5,897)
Expiring 07/19/24	JPM	HUF	367,016	997,000	994,319	—	(2,681)
Indian Rupee,
Expiring 07/02/24	CITI	INR	26,964	323,102	323,352	250	—
Expiring 07/02/24	DB	INR	47,883	575,385	574,212	—	(1,173)
Expiring 07/02/24	GSI	INR	7,259	86,976	87,050	74	—
Expiring 07/02/24	JPM	INR	20,415	244,628	244,817	189	—
Expiring 07/02/24	MSI	INR	14,310	171,474	171,606	132	—
Expiring 07/02/24	SCB	INR	21,044	252,165	252,360	195	—
Expiring 08/02/24	JPM	INR	11,790	141,333	141,251	—	(82)
Expiring 09/18/24	DB	INR	163,637	1,951,583	1,957,520	5,937	—
Expiring 09/18/24	MSI	INR	163,637	1,953,738	1,957,520	3,782	—
Indonesian Rupiah,
Expiring 07/02/24	BARC	IDR	508,000	31,306	31,044	—	(262)
Expiring 07/02/24	GSI	IDR	4,835,008	294,925	295,463	538	—
Expiring 07/02/24	JPM	IDR	4,327,008	264,083	264,420	337	—
Expiring 09/18/24	JPM	IDR	70,153,970	4,294,414	4,281,471	—	(12,943)
Israeli Shekel,
Expiring 07/02/24	BARC	ILS	45	12,033	11,915	—	(118)
Expiring 07/02/24	BNP	ILS	1,129	303,580	298,940	—	(4,640)
Expiring 07/02/24	DB	ILS	185	50,553	48,985	—	(1,568)
Expiring 07/02/24	GSI	ILS	695	186,905	184,025	—	(2,880)
Expiring 07/02/24	GSI	ILS	325	87,627	86,055	—	(1,572)
Expiring 07/02/24	GSI	ILS	236	63,450	62,489	—	(961)
Expiring 07/02/24	MSI	ILS	180	48,797	47,661	—	(1,136)
Expiring 07/02/24	MSI	ILS	125	33,552	33,098	—	(454)

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 09/18/24	JPM	ILS	2,403	$646,742	$638,473	$—	$(8,269)
Japanese Yen,
Expiring 07/02/24	BARC	JPY	45,400	285,806	282,352	—	(3,454)
Expiring 07/02/24	BARC	JPY	44,500	286,950	276,754	—	(10,196)
Expiring 07/02/24	BARC	JPY	35,600	229,465	221,404	—	(8,061)
Expiring 07/02/24	BARC	JPY	26,400	169,994	164,187	—	(5,807)
Expiring 07/02/24	BARC	JPY	18,200	114,232	113,189	—	(1,043)
Expiring 07/02/24	BARC	JPY	18,200	114,567	113,189	—	(1,378)
Expiring 07/02/24	BARC	JPY	18,000	113,316	111,946	—	(1,370)
Expiring 07/02/24	BARC	JPY	17,900	114,092	111,324	—	(2,768)
Expiring 07/02/24	BARC	JPY	17,600	113,251	109,458	—	(3,793)
Expiring 07/02/24	BARC	JPY	17,600	113,327	109,458	—	(3,869)
Expiring 07/02/24	BARC	JPY	17,600	113,186	109,458	—	(3,728)
Expiring 07/02/24	BARC	JPY	9,000	57,057	55,972	—	(1,085)
Expiring 07/02/24	BARC	JPY	8,900	57,030	55,351	—	(1,679)
Expiring 07/02/24	BARC	JPY	8,900	56,822	55,351	—	(1,471)
Expiring 07/02/24	BARC	JPY	8,900	56,793	55,351	—	(1,442)
Expiring 07/02/24	BARC	JPY	8,900	57,387	55,351	—	(2,036)
Expiring 07/02/24	BARC	JPY	8,900	56,956	55,350	—	(1,606)
Expiring 07/02/24	BARC	JPY	8,800	56,597	54,729	—	(1,868)
Expiring 07/02/24	BARC	JPY	8,800	56,635	54,729	—	(1,906)
Expiring 07/02/24	BNP	JPY	163,691	1,049,681	1,018,027	—	(31,654)
Expiring 07/02/24	BNP	JPY	52,900	340,181	328,995	—	(11,186)
Expiring 07/02/24	BNP	JPY	52,400	339,831	325,886	—	(13,945)
Expiring 07/02/24	BNP	JPY	36,300	228,448	225,757	—	(2,691)
Expiring 07/02/24	BNP	JPY	35,600	229,356	221,404	—	(7,952)
Expiring 07/02/24	BNP	JPY	26,800	172,773	166,674	—	(6,099)
Expiring 07/02/24	BNP	JPY	26,300	168,079	163,565	—	(4,514)
Expiring 07/02/24	BNP	JPY	18,200	114,657	113,190	—	(1,467)
Expiring 07/02/24	BNP	JPY	17,800	114,113	110,702	—	(3,411)
Expiring 07/02/24	BNP	JPY	17,500	112,167	108,836	—	(3,331)
Expiring 07/02/24	BNP	JPY	9,100	57,022	56,595	—	(427)
Expiring 07/02/24	BNP	JPY	8,900	57,260	55,351	—	(1,909)
Expiring 07/02/24	BOA	JPY	20,900	135,486	129,981	—	(5,505)
Expiring 07/02/24	CITI	JPY	35,800	229,645	222,648	—	(6,997)
Expiring 07/02/24	CITI	JPY	35,600	229,410	221,404	—	(8,006)
Expiring 07/02/24	CITI	JPY	9,000	57,026	55,973	—	(1,053)
Expiring 07/02/24	CITI	JPY	8,700	56,415	54,107	—	(2,308)
Expiring 07/02/24	DB	JPY	8,900	56,679	55,351	—	(1,328)
Expiring 07/02/24	GSI	JPY	36,200	228,060	225,135	—	(2,925)
Expiring 07/02/24	GSI	JPY	35,900	226,212	223,269	—	(2,943)
Expiring 07/02/24	GSI	JPY	11,800	75,361	73,386	—	(1,975)
Expiring 07/02/24	GSI	JPY	9,000	57,279	55,973	—	(1,306)
Expiring 07/02/24	GSI	JPY	8,800	56,567	54,729	—	(1,838)
Expiring 07/02/24	HSBC	JPY	107,000	685,690	665,455	—	(20,235)
Expiring 07/02/24	JPM	JPY	53,500	343,056	332,727	—	(10,329)
Expiring 07/02/24	JPM	JPY	51,900	331,470	322,776	—	(8,694)
Expiring 07/02/24	JPM	JPY	45,700	291,442	284,217	—	(7,225)
Expiring 07/02/24	JPM	JPY	18,100	114,420	112,568	—	(1,852)
Expiring 07/02/24	JPM	JPY	18,100	114,464	112,568	—	(1,896)
Expiring 07/02/24	JPM	JPY	17,800	114,504	110,702	—	(3,802)
Expiring 07/02/24	JPM	JPY	17,800	114,439	110,702	—	(3,737)
Expiring 07/02/24	JPM	JPY	15,700	100,822	97,642	—	(3,180)
Expiring 07/02/24	MSI	JPY	795,977	4,959,358	4,950,340	—	(9,018)
Expiring 07/02/24	MSI	JPY	34,700	221,938	215,806	—	(6,132)

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/02/24	MSI	JPY	9,100	$56,985	$56,595	$—	$(390)
Expiring 07/02/24	MSI	JPY	8,900	56,966	55,351	—	(1,615)
Expiring 07/02/24	MSI	JPY	8,900	56,997	55,351	—	(1,646)
Expiring 07/02/24	NOM	JPY	53,600	344,358	333,349	—	(11,009)
Expiring 07/02/24	SSB	JPY	36,100	227,789	224,513	—	(3,276)
Expiring 07/02/24	SSB	JPY	22,000	140,247	136,822	—	(3,425)
Expiring 07/02/24	SSB	JPY	18,200	114,194	113,190	—	(1,004)
Expiring 07/02/24	SSB	JPY	8,900	56,943	55,351	—	(1,592)
Expiring 07/02/24	SSB	JPY	8,800	56,606	54,729	—	(1,877)
Expiring 07/02/24	SSB	JPY	8,700	56,388	54,107	—	(2,281)
Expiring 07/02/24	TD	JPY	8,900	56,727	55,351	—	(1,376)
Expiring 07/02/24	UAG	JPY	8,700	56,392	54,107	—	(2,285)
Expiring 07/19/24	GSI	JPY	234,276	1,566,842	1,460,911	—	(105,931)
Expiring 07/19/24	GSI	JPY	72,262	473,000	450,617	—	(22,383)
Expiring 07/19/24	GSI	JPY	45,179	289,470	281,728	—	(7,742)
Expiring 08/02/24	BNP	JPY	54,800	343,631	342,479	—	(1,152)
Expiring 08/02/24	JPM	JPY	36,600	228,556	228,736	180	—
Expiring 08/02/24	MSI	JPY	306,632	1,919,467	1,916,336	—	(3,131)
Expiring 08/02/24	MSI	JPY	36,600	228,473	228,736	263	—
Malaysian Ringgit,
Expiring 07/02/24	SCB	MYR	970	206,360	205,692	—	(668)
Mexican Peso,
Expiring 07/02/24	BARC	MXN	4,168	248,036	227,688	—	(20,348)
Expiring 07/02/24	BARC	MXN	3,650	204,912	199,391	—	(5,521)
Expiring 07/02/24	BARC	MXN	2,327	124,725	127,118	2,393	—
Expiring 07/02/24	BARC	MXN	2,090	113,089	114,172	1,083	—
Expiring 07/02/24	BARC	MXN	2,000	111,433	109,255	—	(2,178)
Expiring 07/02/24	BARC	MXN	1,426	80,345	77,899	—	(2,446)
Expiring 07/02/24	BARC	MXN	280	16,647	15,296	—	(1,351)
Expiring 07/02/24	BARC	MXN	240	12,883	13,111	228	—
Expiring 07/02/24	BNP	MXN	3,530	196,593	192,836	—	(3,757)
Expiring 07/02/24	BNP	MXN	2,000	111,970	109,255	—	(2,715)
Expiring 07/02/24	BNP	MXN	1,900	107,874	103,793	—	(4,081)
Expiring 07/02/24	BNP	MXN	1,850	109,567	101,061	—	(8,506)
Expiring 07/02/24	BNP	MXN	1,128	60,689	61,620	931	—
Expiring 07/02/24	BNP	MXN	980	54,624	53,535	—	(1,089)
Expiring 07/02/24	BNP	MXN	950	54,032	51,896	—	(2,136)
Expiring 07/02/24	BNP	MXN	930	55,422	50,803	—	(4,619)
Expiring 07/02/24	BNP	MXN	270	14,690	14,749	59	—
Expiring 07/02/24	BOA	MXN	2,080	112,455	113,626	1,171	—
Expiring 07/02/24	BOA	MXN	1,980	112,118	108,163	—	(3,955)
Expiring 07/02/24	BOA	MXN	1,600	89,015	87,404	—	(1,611)
Expiring 07/02/24	BOA	MXN	1,474	83,730	80,521	—	(3,209)
Expiring 07/02/24	BOA	MXN	1,127	60,799	61,565	766	—
Expiring 07/02/24	CITI	MXN	370	21,986	20,212	—	(1,774)
Expiring 07/02/24	CITI	MXN	310	16,404	16,934	530	—
Expiring 07/02/24	CITI	MXN	300	17,568	16,388	—	(1,180)
Expiring 07/02/24	CITI	MXN	210	11,285	11,472	187	—
Expiring 07/02/24	CITI	MXN	210	11,379	11,471	92	—
Expiring 07/02/24	CITI	MXN	210	11,357	11,472	115	—
Expiring 07/02/24	CITI	MXN	210	11,311	11,471	160	—
Expiring 07/02/24	GSI	MXN	8,790	464,754	480,177	15,423	—
Expiring 07/02/24	GSI	MXN	5,210	283,001	284,610	1,609	—
Expiring 07/02/24	GSI	MXN	2,769	164,157	151,264	—	(12,893)
Expiring 07/02/24	GSI	MXN	2,090	110,074	114,172	4,098	—

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/02/24	GSI	MXN	1,860	$109,678	$101,607	$—	$(8,071)
Expiring 07/02/24	GSI	MXN	1,474	83,638	80,521	—	(3,117)
Expiring 07/02/24	GSI	MXN	1,055	59,886	57,632	—	(2,254)
Expiring 07/02/24	GSI	MXN	1,050	56,766	57,359	593	—
Expiring 07/02/24	GSI	MXN	600	33,239	32,776	—	(463)
Expiring 07/02/24	GSI	MXN	310	16,745	16,935	190	—
Expiring 07/02/24	HSBC	MXN	1,199	64,523	65,499	976	—
Expiring 07/02/24	JPM	MXN	3,350	195,567	183,003	—	(12,564)
Expiring 07/02/24	JPM	MXN	1,860	109,087	101,608	—	(7,479)
Expiring 07/02/24	JPM	MXN	1,860	109,132	101,607	—	(7,525)
Expiring 07/02/24	JPM	MXN	1,055	59,858	57,632	—	(2,226)
Expiring 07/02/24	JPM	MXN	641	36,383	35,016	—	(1,367)
Expiring 07/02/24	JPM	MXN	577	32,767	31,520	—	(1,247)
Expiring 07/02/24	MSI	MXN	2,080	112,702	113,625	923	—
Expiring 07/02/24	MSI	MXN	930	55,291	50,803	—	(4,488)
Expiring 07/02/24	MSI	MXN	640	37,563	34,962	—	(2,601)
Expiring 07/02/24	MSI	MXN	560	33,137	30,591	—	(2,546)
Expiring 07/02/24	MSI	MXN	420	22,282	22,944	662	—
Expiring 07/02/24	MSI	MXN	420	22,822	22,944	122	—
Expiring 07/02/24	MSI	MXN	400	22,631	21,851	—	(780)
Expiring 07/02/24	MSI	MXN	210	11,457	11,472	15	—
Expiring 07/02/24	MSI	MXN	210	11,365	11,472	107	—
Expiring 07/02/24	MSI	MXN	190	11,301	10,379	—	(922)
Expiring 07/02/24	MSI	MXN	190	11,349	10,379	—	(970)
Expiring 07/02/24	SG	MXN	950	53,923	51,896	—	(2,027)
Expiring 07/02/24	SSB	MXN	2,310	124,016	126,190	2,174	—
Expiring 07/02/24	SSB	MXN	1,269	68,187	69,322	1,135	—
Expiring 07/02/24	SSB	MXN	973	58,030	53,153	—	(4,877)
Expiring 07/02/24	SSB	MXN	641	36,447	35,016	—	(1,431)
Expiring 07/02/24	SSB	MXN	417	24,854	22,780	—	(2,074)
Expiring 07/02/24	UAG	MXN	20,369	1,118,561	1,112,711	—	(5,850)
Expiring 07/02/24	UAG	MXN	4,168	248,230	227,688	—	(20,542)
Expiring 07/02/24	UAG	MXN	1,950	108,566	106,524	—	(2,042)
Expiring 07/02/24	UAG	MXN	1,870	111,464	102,154	—	(9,310)
Expiring 08/02/24	CITI	MXN	1,600	86,417	86,973	556	—
Expiring 08/02/24	GSI	MXN	1,940	107,359	105,455	—	(1,904)
Expiring 08/02/24	MSI	MXN	2,080	112,627	113,065	438	—
Expiring 08/02/24	MSI	MXN	210	11,385	11,416	31	—
Expiring 08/02/24	UAG	MXN	19,668	1,074,883	1,069,112	—	(5,771)
Expiring 09/18/24	CITI	MXN	37,021	1,965,000	1,997,958	32,958	—
Expiring 09/18/24	CITI	MXN	34,384	1,790,984	1,855,645	64,661	—
New Taiwanese Dollar,
Expiring 07/02/24	BARC	TWD	1,555	47,861	47,879	18	—
Expiring 07/02/24	BOA	TWD	4,050	124,654	124,700	46	—
Expiring 07/02/24	CITI	TWD	3,625	112,791	111,613	—	(1,178)
Expiring 07/02/24	JPM	TWD	1,980	61,546	60,964	—	(582)
Expiring 08/02/24	BARC	TWD	1,555	47,917	47,878	—	(39)
Expiring 08/02/24	DB	TWD	1,850	56,976	56,961	—	(15)
Expiring 09/18/24	HSBC	TWD	58,248	1,796,000	1,797,294	1,294	—
New Zealand Dollar,
Expiring 07/02/24	BNP	NZD	560	343,244	341,095	—	(2,149)
Expiring 07/02/24	BNP	NZD	275	168,023	167,502	—	(521)
Expiring 07/02/24	BNP	NZD	125	76,557	76,137	—	(420)
Expiring 07/02/24	BNP	NZD	120	73,824	73,092	—	(732)
Expiring 07/02/24	BNP	NZD	90	55,498	54,819	—	(679)

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/02/24	BOA	NZD	295	$180,239	$179,684	$—	$(555)
Expiring 07/02/24	CITI	NZD	360	220,618	219,275	—	(1,343)
Expiring 07/02/24	CITI	NZD	269	164,711	163,848	—	(863)
Expiring 07/02/24	CITI	NZD	139	86,022	84,665	—	(1,357)
Expiring 07/02/24	GSI	NZD	370	229,513	225,367	—	(4,146)
Expiring 07/02/24	JPM	NZD	505	312,240	307,595	—	(4,645)
Expiring 07/02/24	JPM	NZD	180	110,899	109,638	—	(1,261)
Expiring 07/02/24	MSI	NZD	2,236	1,359,264	1,361,945	2,681	—
Expiring 07/02/24	MSI	NZD	165	102,172	100,501	—	(1,671)
Expiring 07/02/24	MSI	NZD	125	76,539	76,137	—	(402)
Expiring 07/02/24	MSI	NZD	90	55,251	54,819	—	(432)
Expiring 07/02/24	SSB	NZD	375	229,802	228,412	—	(1,390)
Expiring 07/02/24	SSB	NZD	185	113,095	112,683	—	(412)
Expiring 07/02/24	SSB	NZD	185	113,054	112,683	—	(371)
Expiring 07/02/24	SSB	NZD	185	113,477	112,684	—	(793)
Expiring 07/02/24	SSB	NZD	180	110,041	109,638	—	(403)
Expiring 07/02/24	SSB	NZD	180	110,194	109,637	—	(557)
Expiring 07/02/24	UAG	NZD	1,581	973,264	962,986	—	(10,278)
Expiring 07/02/24	UAG	NZD	615	376,089	374,596	—	(1,493)
Expiring 07/02/24	UAG	NZD	480	293,403	292,368	—	(1,035)
Expiring 07/02/24	WBC	NZD	360	220,606	219,276	—	(1,330)
Expiring 07/02/24	WBC	NZD	90	55,443	54,819	—	(624)
Expiring 07/19/24	CITI	NZD	1,115	674,839	679,052	4,213	—
Expiring 08/02/24	DB	NZD	190	115,739	115,730	—	(9)
Expiring 08/02/24	MSI	NZD	2,714	1,649,841	1,653,114	3,273	—
Norwegian Krone,
Expiring 07/02/24	BARC	NOK	1,230	116,214	115,213	—	(1,001)
Expiring 07/02/24	BNP	NOK	3,670	344,435	343,766	—	(669)
Expiring 07/02/24	BNP	NOK	3,610	342,020	338,146	—	(3,874)
Expiring 07/02/24	BNP	NOK	3,510	335,271	328,779	—	(6,492)
Expiring 07/02/24	BNP	NOK	3,510	334,268	328,779	—	(5,489)
Expiring 07/02/24	BNP	NOK	1,210	114,539	113,340	—	(1,199)
Expiring 07/02/24	BNP	NOK	1,170	110,928	109,593	—	(1,335)
Expiring 07/02/24	BNP	NOK	580	54,889	54,328	—	(561)
Expiring 07/02/24	BOA	NOK	580	55,443	54,329	—	(1,114)
Expiring 07/02/24	CITI	NOK	3,640	341,070	340,955	—	(115)
Expiring 07/02/24	CITI	NOK	1,210	112,852	113,340	488	—
Expiring 07/02/24	CITI	NOK	770	73,237	72,126	—	(1,111)
Expiring 07/02/24	DB	NOK	610	57,870	57,138	—	(732)
Expiring 07/02/24	GSI	NOK	3,660	346,747	342,829	—	(3,918)
Expiring 07/02/24	GSI	NOK	1,630	154,675	152,681	—	(1,994)
Expiring 07/02/24	GSI	NOK	910	86,126	85,239	—	(887)
Expiring 07/02/24	GSI	NOK	580	54,849	54,328	—	(521)
Expiring 07/02/24	JPM	NOK	3,630	344,784	340,019	—	(4,765)
Expiring 07/02/24	JPM	NOK	580	55,477	54,328	—	(1,149)
Expiring 07/02/24	MSI	NOK	1,170	110,874	109,593	—	(1,281)
Expiring 07/02/24	MSI	NOK	610	57,885	57,139	—	(746)
Expiring 07/02/24	MSI	NOK	610	57,008	57,138	130	—
Expiring 07/02/24	MSI	NOK	580	55,087	54,328	—	(759)
Expiring 07/02/24	MSI	NOK	580	54,943	54,329	—	(614)
Expiring 07/02/24	MSI	NOK	514	49,083	48,146	—	(937)
Expiring 07/02/24	RBC	NOK	2,380	224,592	222,932	—	(1,660)
Expiring 07/02/24	RBC	NOK	600	56,732	56,201	—	(531)
Expiring 07/02/24	RBC	NOK	580	55,387	54,328	—	(1,059)
Expiring 07/02/24	SG	NOK	600	56,346	56,202	—	(144)

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 07/02/24	SSB	NOK	1,220	$114,080	$114,277	$197	$—
Expiring 07/02/24	UAG	NOK	698	66,055	65,381	—	(674)
Expiring 07/02/24	UAG	NOK	580	55,227	54,328	—	(899)
Expiring 07/19/24	CITI	NOK	4,569	430,060	428,160	—	(1,900)
Expiring 08/02/24	UAG	NOK	10,484	992,923	982,836	—	(10,087)
Peruvian Nuevo Sol,
Expiring 07/02/24	BARC	PEN	250	66,045	65,045	—	(1,000)
Expiring 07/02/24	CITI	PEN	721	188,020	187,590	—	(430)
Expiring 07/02/24	DB	PEN	598	156,602	155,588	—	(1,014)
Expiring 07/02/24	DB	PEN	127	33,119	33,043	—	(76)
Expiring 08/02/24	DB	PEN	127	33,258	33,043	—	(215)
Expiring 08/02/24	MSI	PEN	60	15,713	15,611	—	(102)
Philippine Peso,
Expiring 07/02/24	BARC	PHP	4,750	80,832	81,187	355	—
Expiring 09/18/24	CITI	PHP	94,067	1,603,000	1,608,623	5,623	—
Expiring 09/18/24	CITI	PHP	45,998	784,068	786,604	2,536	—
Polish Zloty,
Expiring 07/02/24	BARC	PLN	770	189,256	191,268	2,012	—
Expiring 07/02/24	BARC	PLN	90	22,848	22,356	—	(492)
Expiring 07/02/24	BARC	PLN	85	21,591	21,114	—	(477)
Expiring 07/02/24	MSI	PLN	195	49,735	48,438	—	(1,297)
Expiring 07/02/24	MSI	PLN	90	22,829	22,356	—	(473)
Expiring 07/02/24	RBC	PLN	185	46,170	45,954	—	(216)
Expiring 07/02/24	UAG	PLN	2,225	556,576	552,737	—	(3,839)
Expiring 07/19/24	BARC	PLN	9,813	2,467,483	2,437,171	—	(30,312)
Expiring 07/19/24	BARC	PLN	1,950	481,000	484,218	3,218	—
Expiring 07/19/24	BARC	PLN	498	125,257	123,718	—	(1,539)
Expiring 07/19/24	MSI	PLN	5,035	1,260,000	1,250,526	—	(9,474)
Expiring 08/02/24	CITI	PLN	95	23,610	23,590	—	(20)
Romanian Leu,
Expiring 07/02/24	BARC	RON	7	1,530	1,506	—	(24)
Expiring 07/02/24	BNP	RON	508	109,537	109,302	—	(235)
Expiring 07/02/24	BNP	RON	180	39,211	38,730	—	(481)
Expiring 07/02/24	CITI	RON	240	52,043	51,639	—	(404)
Expiring 07/02/24	HSBC	RON	254	54,760	54,651	—	(109)
Expiring 08/02/24	BARC	RON	7	1,509	1,506	—	(3)
Expiring 08/02/24	CITI	RON	240	51,729	51,620	—	(109)
Singapore Dollar,
Expiring 07/02/24	BARC	SGD	95	70,617	70,073	—	(544)
Expiring 07/02/24	BOA	SGD	105	77,928	77,449	—	(479)
Expiring 07/02/24	CITI	SGD	105	78,025	77,448	—	(577)
Expiring 07/02/24	CITI	SGD	25	18,573	18,441	—	(132)
Expiring 07/02/24	JPM	SGD	1,247	920,429	919,671	—	(758)
Expiring 07/02/24	JPM	SGD	173	128,349	127,606	—	(743)
Expiring 07/02/24	JPM	SGD	172	127,595	126,868	—	(727)
Expiring 07/02/24	JPM	SGD	170	126,385	125,393	—	(992)
Expiring 07/02/24	JPM	SGD	150	111,505	110,641	—	(864)
Expiring 07/02/24	JPM	SGD	130	96,625	95,888	—	(737)
Expiring 07/02/24	MSI	SGD	45	33,443	33,192	—	(251)
Expiring 07/02/24	MSI	SGD	30	22,338	22,128	—	(210)
Expiring 09/18/24	HSBC	SGD	195	144,750	144,376	—	(374)
South African Rand,
Expiring 07/02/24	BOA	ZAR	3,860	205,771	212,099	6,328	—
Expiring 07/02/24	BOA	ZAR	448	24,785	24,617	—	(168)
Expiring 07/02/24	GSI	ZAR	3,830	201,933	210,450	8,517	—

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 07/02/24	GSI	ZAR	2,700	$149,373	$148,360	$—	$(1,013)
Expiring 07/02/24	GSI	ZAR	2,280	126,705	125,281	—	(1,424)
Expiring 07/02/24	GSI	ZAR	2,252	124,726	123,743	—	(983)
Expiring 07/02/24	HSBC	ZAR	1,120	59,887	61,542	1,655	—
Expiring 07/02/24	SSB	ZAR	1,540	83,612	84,619	1,007	—
Expiring 07/02/24	UAG	ZAR	9,383	516,884	515,575	—	(1,309)
Expiring 08/02/24	BNP	ZAR	3,750	202,526	205,559	3,033	—
Expiring 09/18/24	GSI	ZAR	35,310	1,874,430	1,928,745	54,315	—
South Korean Won,
Expiring 07/02/24	BARC	KRW	313,090	226,483	227,152	669	—
Expiring 07/02/24	BNP	KRW	153,910	111,335	111,664	329	—
Expiring 07/02/24	BOA	KRW	390,690	282,617	283,452	835	—
Expiring 07/02/24	CITI	KRW	1,662,190	1,194,531	1,205,946	11,415	—
Expiring 07/02/24	CITI	KRW	355,812	262,176	258,148	—	(4,028)
Expiring 07/02/24	CITI	KRW	315,430	228,788	228,850	62	—
Expiring 07/02/24	CITI	KRW	302,660	221,745	219,585	—	(2,160)
Expiring 07/02/24	CITI	KRW	302,660	221,713	219,585	—	(2,128)
Expiring 07/02/24	CITI	KRW	230,680	167,914	167,362	—	(552)
Expiring 07/02/24	CITI	KRW	217,460	158,245	157,771	—	(474)
Expiring 07/02/24	CITI	KRW	157,900	114,453	114,559	106	—
Expiring 07/02/24	CITI	KRW	156,840	114,024	113,790	—	(234)
Expiring 07/02/24	CITI	KRW	155,930	113,428	113,129	—	(299)
Expiring 07/02/24	CITI	KRW	152,940	110,890	110,960	70	—
Expiring 07/02/24	CITI	KRW	152,940	110,979	110,961	—	(18)
Expiring 07/02/24	CITI	KRW	152,480	111,753	110,627	—	(1,126)
Expiring 07/02/24	CITI	KRW	152,480	111,924	110,626	—	(1,298)
Expiring 07/02/24	CITI	KRW	151,710	110,536	110,069	—	(467)
Expiring 07/02/24	CITI	KRW	97,610	71,510	70,818	—	(692)
Expiring 07/02/24	CITI	KRW	78,860	56,976	57,215	239	—
Expiring 07/02/24	CITI	KRW	78,260	57,174	56,779	—	(395)
Expiring 07/02/24	CITI	KRW	78,090	57,188	56,656	—	(532)
Expiring 07/02/24	DB	KRW	156,840	113,455	113,790	335	—
Expiring 07/02/24	DB	KRW	78,370	56,642	56,859	217	—
Expiring 07/02/24	GSI	KRW	158,380	114,154	114,907	753	—
Expiring 07/02/24	GSI	KRW	25,320	18,316	18,370	54	—
Expiring 07/02/24	JPM	KRW	158,380	113,992	114,907	915	—
Expiring 07/02/24	JPM	KRW	90,360	65,726	65,558	—	(168)
Expiring 07/02/24	JPM	KRW	78,400	57,454	56,880	—	(574)
Expiring 07/02/24	JPM	KRW	78,400	57,357	56,881	—	(476)
Expiring 07/02/24	JPM	KRW	78,400	57,426	56,880	—	(546)
Expiring 07/02/24	JPM	KRW	78,150	56,940	56,699	—	(241)
Expiring 07/02/24	JPM	KRW	78,090	57,304	56,656	—	(648)
Expiring 08/02/24	CITI	KRW	1,431,822	1,030,674	1,039,464	8,790	—
Expiring 09/19/24	HSBC	KRW	339,303	247,576	246,965	—	(611)
Swedish Krona,
Expiring 07/02/24	BARC	SEK	1,190	115,131	112,295	—	(2,836)
Expiring 07/02/24	BARC	SEK	580	55,333	54,732	—	(601)
Expiring 07/02/24	BNP	SEK	2,970	285,954	280,267	—	(5,687)
Expiring 07/02/24	BNP	SEK	1,760	166,084	166,084	—	—
Expiring 07/02/24	BNP	SEK	1,200	112,430	113,239	809	—
Expiring 07/02/24	BNP	SEK	1,190	113,233	112,295	—	(938)
Expiring 07/02/24	BNP	SEK	893	85,086	84,269	—	(817)
Expiring 07/02/24	BNP	SEK	600	57,497	56,619	—	(878)
Expiring 07/02/24	BNP	SEK	600	57,538	56,619	—	(919)
Expiring 07/02/24	BNP	SEK	600	57,261	56,620	—	(641)

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 07/02/24	BNP	SEK	580	$55,646	$54,732	$—	$(914)
Expiring 07/02/24	BNP	SEK	580	55,691	54,732	—	(959)
Expiring 07/02/24	CITI	SEK	2,350	221,679	221,760	81	—
Expiring 07/02/24	CITI	SEK	1,785	170,057	168,444	—	(1,613)
Expiring 07/02/24	CITI	SEK	1,200	112,719	113,239	520	—
Expiring 07/02/24	CITI	SEK	710	68,336	67,000	—	(1,336)
Expiring 07/02/24	CITI	SEK	620	59,749	58,507	—	(1,242)
Expiring 07/02/24	CITI	SEK	600	57,682	56,620	—	(1,062)
Expiring 07/02/24	DB	SEK	1,200	112,295	113,239	944	—
Expiring 07/02/24	GSI	SEK	3,580	338,561	337,831	—	(730)
Expiring 07/02/24	GSI	SEK	1,760	165,931	166,084	153	—
Expiring 07/02/24	GSI	SEK	1,200	114,678	113,239	—	(1,439)
Expiring 07/02/24	GSI	SEK	1,190	114,122	112,295	—	(1,827)
Expiring 07/02/24	GSI	SEK	1,180	111,487	111,352	—	(135)
Expiring 07/02/24	GSI	SEK	1,165	109,792	109,937	145	—
Expiring 07/02/24	GSI	SEK	892	84,981	84,175	—	(806)
Expiring 07/02/24	GSI	SEK	600	57,159	56,620	—	(539)
Expiring 07/02/24	GSI	SEK	590	56,986	55,676	—	(1,310)
Expiring 07/02/24	HSBC	SEK	3,560	342,678	335,943	—	(6,735)
Expiring 07/02/24	JPM	SEK	3,520	331,309	332,169	860	—
Expiring 07/02/24	JPM	SEK	1,450	139,024	136,831	—	(2,193)
Expiring 07/02/24	JPM	SEK	1,200	114,964	113,239	—	(1,725)
Expiring 07/02/24	JPM	SEK	590	55,513	55,676	163	—
Expiring 07/02/24	JPM	SEK	590	56,741	55,676	—	(1,065)
Expiring 07/02/24	MSI	SEK	600	57,400	56,619	—	(781)
Expiring 07/02/24	SSB	SEK	590	55,670	55,676	6	—
Expiring 07/02/24	SSB	SEK	580	55,421	54,732	—	(689)
Expiring 07/02/24	UAG	SEK	19,675	1,879,897	1,856,653	—	(23,244)
Expiring 07/02/24	UAG	SEK	1,190	115,261	112,295	—	(2,966)
Expiring 07/02/24	UAG	SEK	1,180	111,309	111,352	43	—
Expiring 07/19/24	BNP	SEK	5,146	490,754	486,014	—	(4,740)
Expiring 08/02/24	BNP	SEK	1,810	171,211	171,079	—	(132)
Expiring 08/02/24	BNP	SEK	1,800	170,273	170,134	—	(139)
Expiring 08/02/24	JPM	SEK	1,800	170,644	170,133	—	(511)
Swiss Franc,
Expiring 07/02/24	BARC	CHF	50	56,079	55,678	—	(401)
Expiring 07/02/24	BARC	CHF	50	56,065	55,678	—	(387)
Expiring 07/02/24	BNP	CHF	305	341,318	339,635	—	(1,683)
Expiring 07/02/24	BNP	CHF	305	341,071	339,635	—	(1,436)
Expiring 07/02/24	BNP	CHF	205	229,707	228,280	—	(1,427)
Expiring 07/02/24	BNP	CHF	205	229,713	228,280	—	(1,433)
Expiring 07/02/24	BNP	CHF	155	174,056	172,601	—	(1,455)
Expiring 07/02/24	BNP	CHF	100	111,967	111,356	—	(611)
Expiring 07/02/24	BNP	CHF	100	112,169	111,356	—	(813)
Expiring 07/02/24	BNP	CHF	100	109,989	111,356	1,367	—
Expiring 07/02/24	BNP	CHF	100	111,127	111,356	229	—
Expiring 07/02/24	BNP	CHF	50	56,010	55,678	—	(332)
Expiring 07/02/24	BNP	CHF	50	56,236	55,678	—	(558)
Expiring 07/02/24	BOA	CHF	50	56,190	55,678	—	(512)
Expiring 07/02/24	CITI	CHF	510	574,541	567,916	—	(6,625)
Expiring 07/02/24	DB	CHF	50	56,252	55,678	—	(574)
Expiring 07/02/24	GSI	CHF	100	110,668	111,356	688	—
Expiring 07/02/24	HSBC	CHF	150	168,313	167,034	—	(1,279)
Expiring 07/02/24	JPM	CHF	300	335,326	334,068	—	(1,258)
Expiring 07/02/24	MSI	CHF	100	111,204	111,356	152	—

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

		Notional		Value at
Purchase Contracts	Counterparty	Amount (000)		Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/02/24	MSI	CHF	100	$111,188	$111,356	$168	$—
Expiring 07/02/24	MSI	CHF	100	111,374	111,356	—	(18)
Expiring 07/02/24	MSI	CHF	50	55,935	55,678	—	(257)
Expiring 07/02/24	SG	CHF	205	229,344	228,280	—	(1,064)
Expiring 07/02/24	SG	CHF	205	229,298	228,280	—	(1,018)
Expiring 07/02/24	SG	CHF	100	110,679	111,356	677	—
Expiring 07/02/24	SG	CHF	50	56,088	55,678	—	(410)
Expiring 07/02/24	SG	CHF	50	56,036	55,678	—	(358)
Expiring 07/02/24	SSB	CHF	305	341,835	339,635	—	(2,200)
Expiring 07/02/24	SSB	CHF	50	55,875	55,678	—	(197)
Expiring 07/02/24	UAG	CHF	2,546	2,839,110	2,835,122	—	(3,988)
Expiring 07/02/24	UAG	CHF	1,210	1,341,237	1,347,406	6,169	—
Expiring 07/19/24	JPM	CHF	270	303,266	301,851	—	(1,415)
Expiring 08/02/24	BOA	CHF	310	347,040	346,540	—	(500)
Expiring 08/02/24	BOA	CHF	305	341,442	340,950	—	(492)
Expiring 08/02/24	CITI	CHF	50	55,924	55,894	—	(30)
Expiring 08/02/24	JPM	CHF	305	341,618	340,950	—	(668)
Expiring 08/02/24	JPM	CHF	50	56,047	55,893	—	(154)
Thai Baht,
Expiring 07/02/24	BARC	THB	25,922	706,322	706,596	274	—
Expiring 07/02/24	BARC	THB	4,710	129,325	128,388	—	(937)
Expiring 07/02/24	BARC	THB	2,100	57,708	57,243	—	(465)
Expiring 07/02/24	BARC	THB	830	22,810	22,625	—	(185)
Expiring 07/02/24	BARC	THB	420	11,502	11,448	—	(54)
Expiring 07/02/24	BARC	THB	420	11,542	11,449	—	(93)
Expiring 07/02/24	SSB	THB	2,040	55,634	55,607	—	(27)
Expiring 07/02/24	UAG	THB	2,830	77,238	77,141	—	(97)
Expiring 09/18/24	HSBC	THB	1,947	53,391	53,419	28	—
Turkish Lira,
Expiring 07/02/24	BARC	TRY	2,048	62,002	62,452	450	—
Expiring 07/02/24	BARC	TRY	2,048	61,426	62,453	1,027	—
Expiring 07/02/24	BARC	TRY	868	26,074	26,470	396	—
Expiring 07/02/24	BNP	TRY	1,241	37,489	37,844	355	—
Expiring 07/03/24	BARC	TRY	32,121	932,000	978,497	46,497	—
Expiring 07/03/24	BNP	TRY	16,338	478,000	497,694	19,694	—
Expiring 07/10/24	BOA	TRY	16,418	494,000	496,204	2,204	—
Expiring 07/10/24	UAG	TRY	42,576	1,246,000	1,286,790	40,790	—
Expiring 07/17/24	BARC	TRY	36,956	1,100,000	1,107,978	7,978	—
Expiring 07/17/24	CITI	TRY	24,966	728,500	748,487	19,987	—
Expiring 07/17/24	JPM	TRY	24,956	728,500	748,192	19,692	—
Expiring 07/24/24	BARC	TRY	33,171	977,885	986,570	8,685	—
Expiring 07/24/24	HSBC	TRY	35,718	1,055,000	1,062,330	7,330	—
Expiring 08/02/24	BARC	TRY	1,700	49,547	50,047	500	—
Expiring 08/02/24	BARC	TRY	1,700	49,809	50,047	238	—
Expiring 08/02/24	BARC	TRY	1,675	48,713	49,310	597	—

				$315,788,810	$313,958,347	604,666	(2,435,129)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/24	BARC	AUD	5,852	$3,900,136	$3,904,254	$—	$(4,118)
Expiring 07/02/24	BARC	AUD	3,201	2,130,266	2,135,598	—	(5,332)

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/02/24	BNP	AUD	520	$344,041	$346,926	$—	$(2,885)
Expiring 07/02/24	BNP	AUD	515	343,117	343,591	—	(474)
Expiring 07/02/24	BNP	AUD	515	339,982	343,591	—	(3,609)
Expiring 07/02/24	BNP	AUD	505	335,522	336,918	—	(1,396)
Expiring 07/02/24	BNP	AUD	260	173,602	173,464	138	—
Expiring 07/02/24	BNP	AUD	165	109,801	110,082	—	(281)
Expiring 07/02/24	BNP	AUD	165	110,058	110,083	—	(25)
Expiring 07/02/24	BNP	AUD	165	109,936	110,083	—	(147)
Expiring 07/02/24	BNP	AUD	135	89,002	90,068	—	(1,066)
Expiring 07/02/24	BNP	AUD	100	66,715	66,716	—	(1)
Expiring 07/02/24	BNP	AUD	85	56,698	56,709	—	(11)
Expiring 07/02/24	BNP	AUD	85	56,467	56,709	—	(242)
Expiring 07/02/24	BNP	AUD	85	56,558	56,709	—	(151)
Expiring 07/02/24	BNP	AUD	85	56,566	56,709	—	(143)
Expiring 07/02/24	BNP	AUD	85	56,441	56,709	—	(268)
Expiring 07/02/24	BNP	AUD	27	18,064	18,013	51	—
Expiring 07/02/24	CITI	AUD	165	109,467	110,082	—	(615)
Expiring 07/02/24	GSI	AUD	53	35,421	35,360	61	—
Expiring 07/02/24	JPM	AUD	170	113,276	113,418	—	(142)
Expiring 07/02/24	JPM	AUD	85	56,632	56,709	—	(77)
Expiring 07/02/24	JPM	AUD	18	12,044	12,009	35	—
Expiring 07/02/24	MSI	AUD	345	229,655	230,172	—	(517)
Expiring 07/02/24	MSI	AUD	170	112,587	113,419	—	(832)
Expiring 07/02/24	MSI	AUD	170	113,433	113,418	15	—
Expiring 07/02/24	MSI	AUD	165	109,984	110,082	—	(98)
Expiring 07/02/24	MSI	AUD	165	109,936	110,082	—	(146)
Expiring 07/02/24	MSI	AUD	53	35,335	35,360	—	(25)
Expiring 07/02/24	SSB	AUD	165	109,676	110,083	—	(407)
Expiring 07/02/24	SSB	AUD	165	110,171	110,083	88	—
Expiring 07/02/24	TD	AUD	2,134	1,418,256	1,423,731	—	(5,475)
Expiring 07/02/24	UAG	AUD	170	113,157	113,418	—	(261)
Expiring 07/02/24	UAG	AUD	24	16,069	16,012	57	—
Expiring 07/02/24	WBC	AUD	340	226,797	226,836	—	(39)
Expiring 07/19/24	JPM	AUD	1,532	1,017,081	1,022,336	—	(5,255)
Expiring 08/02/24	BARC	AUD	3,512	2,339,231	2,345,141	—	(5,910)
Expiring 08/02/24	BNP	AUD	517	343,936	345,227	—	(1,291)
Expiring 08/02/24	BNP	AUD	515	343,150	343,892	—	(742)
Expiring 08/02/24	BNP	AUD	515	344,116	343,891	225	—
Expiring 08/02/24	BNP	AUD	515	343,657	343,891	—	(234)
Expiring 08/02/24	DB	AUD	515	344,200	343,891	309	—
Expiring 08/02/24	DB	AUD	170	113,508	113,517	—	(9)
Expiring 08/02/24	GSI	AUD	518	344,941	345,894	—	(953)
Expiring 08/02/24	JPM	AUD	515	343,908	343,891	17	—
Expiring 08/02/24	JPM	AUD	295	197,350	196,987	363	—
Expiring 08/02/24	MSI	AUD	345	230,482	230,374	108	—
Expiring 08/02/24	SSB	AUD	515	343,960	343,891	69	—
Expiring 08/02/24	SSB	AUD	85	56,678	56,759	—	(81)
Expiring 08/02/24	SSB	AUD	85	56,596	56,758	—	(162)
Expiring 08/02/24	TD	AUD	2,340	1,556,493	1,562,536	—	(6,043)
Brazilian Real,
Expiring 07/02/24	BOA	BRL	25,222	4,569,207	4,510,019	59,188	—
Expiring 07/02/24	BOA	BRL	1,110	205,214	198,483	6,731	—
Expiring 07/02/24	CITI	BRL	865	164,840	154,673	10,167	—
Expiring 07/02/24	CITI	BRL	580	107,867	103,712	4,155	—
Expiring 07/02/24	CITI	BRL	495	91,956	88,512	3,444	—

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 07/02/24	DB	BRL	660	$121,839	$118,017	$3,822	$—
Expiring 07/02/24	DB	BRL	430	77,353	76,889	464	—
Expiring 07/02/24	DB	BRL	120	22,348	21,457	891	—
Expiring 07/02/24	GSI	BRL	1,955	351,688	349,579	2,109	—
Expiring 07/02/24	GSI	BRL	305	58,393	54,537	3,856	—
British Pound,
Expiring 07/02/24	BNP	GBP	1,086	1,382,046	1,372,732	9,314	—
Expiring 07/02/24	BNP	GBP	268	341,003	338,787	2,216	—
Expiring 07/02/24	BNP	GBP	174	222,366	219,958	2,408	—
Expiring 07/02/24	BNP	GBP	174	222,378	219,958	2,420	—
Expiring 07/02/24	BNP	GBP	160	204,374	202,261	2,113	—
Expiring 07/02/24	BNP	GBP	121	153,800	152,960	840	—
Expiring 07/02/24	BNP	GBP	104	132,207	131,469	738	—
Expiring 07/02/24	BNP	GBP	81	103,011	102,394	617	—
Expiring 07/02/24	BNP	GBP	58	73,514	73,320	194	—
Expiring 07/02/24	BNP	GBP	52	66,082	65,735	347	—
Expiring 07/02/24	BNP	GBP	45	57,587	56,886	701	—
Expiring 07/02/24	BNP	GBP	44	56,137	55,622	515	—
Expiring 07/02/24	BNP	GBP	33	41,961	41,716	245	—
Expiring 07/02/24	CBA	GBP	45	57,070	56,886	184	—
Expiring 07/02/24	CIBC	GBP	150	190,934	189,620	1,314	—
Expiring 07/02/24	CITI	GBP	44	55,976	55,622	354	—
Expiring 07/02/24	CITI	GBP	44	56,206	55,622	584	—
Expiring 07/02/24	GSI	GBP	89	113,038	112,507	531	—
Expiring 07/02/24	HSBC	GBP	95	121,026	120,093	933	—
Expiring 07/02/24	MSI	GBP	74	94,087	93,546	541	—
Expiring 07/02/24	MSI	GBP	45	57,002	56,886	116	—
Expiring 07/02/24	MSI	GBP	45	57,050	56,885	165	—
Expiring 07/02/24	MSI	GBP	44	56,114	55,622	492	—
Expiring 07/02/24	RBC	GBP	263	335,676	332,466	3,210	—
Expiring 07/02/24	RBC	GBP	87	111,229	109,980	1,249	—
Expiring 07/02/24	SSB	GBP	134	170,751	169,393	1,358	—
Expiring 07/02/24	SSB	GBP	47	59,521	59,415	106	—
Expiring 07/02/24	TD	GBP	7,028	8,941,542	8,884,308	57,234	—
Expiring 07/02/24	TD	GBP	73	92,979	92,282	697	—
Expiring 07/02/24	UAG	GBP	3,584	4,549,171	4,530,643	18,528	—
Expiring 07/02/24	UAG	GBP	34	43,238	42,981	257	—
Expiring 07/02/24	WBC	GBP	89	113,841	112,507	1,334	—
Expiring 07/19/24	BARC	GBP	9,192	11,685,210	11,621,161	64,049	—
Expiring 07/19/24	BARC	GBP	521	662,403	658,772	3,631	—
Expiring 07/19/24	CITI	GBP	1,161	1,472,755	1,467,806	4,949	—
Expiring 07/19/24	HSBC	GBP	500	623,769	632,131	—	(8,362)
Expiring 07/19/24	JPM	GBP	1,214	1,519,391	1,534,254	—	(14,863)
Expiring 07/19/24	MSI	GBP	159	201,616	201,627	—	(11)
Expiring 08/02/24	BARC	GBP	47	59,526	59,426	100	—
Expiring 08/02/24	BNP	GBP	69	87,240	87,243	—	(3)
Expiring 08/02/24	CITI	GBP	270	342,305	341,384	921	—
Expiring 08/02/24	SSB	GBP	47	59,417	59,426	—	(9)
Expiring 08/02/24	TD	GBP	1,086	1,378,614	1,373,010	5,604	—
Expiring 08/02/24	UAG	GBP	7,032	8,927,208	8,891,165	36,043	—
Canadian Dollar,
Expiring 07/02/24	BARC	CAD	295	214,521	215,655	—	(1,134)
Expiring 07/02/24	BARC	CAD	110	80,418	80,414	4	—
Expiring 07/02/24	BARC	CAD	80	58,153	58,483	—	(330)
Expiring 07/02/24	BNP	CAD	470	343,641	343,587	54	—

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/02/24	BNP	CAD	455	$334,248	$332,622	$1,626	$—
Expiring 07/02/24	BNP	CAD	455	332,662	332,621	41	—
Expiring 07/02/24	BNP	CAD	150	110,050	109,655	395	—
Expiring 07/02/24	GSI	CAD	155	113,237	113,310	—	(73)
Expiring 07/02/24	HSBC	CAD	940	683,749	687,174	—	(3,425)
Expiring 07/02/24	MSI	CAD	6,012	4,392,810	4,394,989	—	(2,179)
Expiring 07/02/24	MSI	CAD	80	58,429	58,483	—	(54)
Expiring 07/02/24	RBC	CAD	9,327	6,841,688	6,818,374	23,314	—
Expiring 07/02/24	RBC	CAD	80	58,476	58,483	—	(7)
Expiring 07/02/24	RBC	CAD	80	58,214	58,483	—	(269)
Expiring 07/02/24	RBC	CAD	75	55,068	54,827	241	—
Expiring 07/02/24	RBC	CAD	75	55,126	54,828	298	—
Expiring 07/02/24	SG	CAD	75	54,995	54,828	167	—
Expiring 07/02/24	SSB	CAD	335	244,576	244,897	—	(321)
Expiring 07/02/24	SSB	CAD	150	110,050	109,656	394	—
Expiring 07/02/24	SSB	CAD	150	110,052	109,655	397	—
Expiring 07/02/24	SSB	CAD	80	58,338	58,483	—	(145)
Expiring 07/02/24	SSB	CAD	80	58,252	58,483	—	(231)
Expiring 07/02/24	SSB	CAD	75	54,948	54,828	120	—
Expiring 07/02/24	TD	CAD	80	58,399	58,483	—	(84)
Expiring 07/02/24	UAG	CAD	80	58,404	58,483	—	(79)
Expiring 07/03/24	CITI	CAD	1,149	839,449	839,980	—	(531)
Expiring 07/19/24	BNP	CAD	1,013	747,352	740,920	6,432	—
Expiring 07/19/24	JPM	CAD	232	170,022	169,561	461	—
Expiring 07/19/24	MSI	CAD	438	321,925	320,294	1,631	—
Expiring 08/02/24	BNP	CAD	235	172,045	171,920	125	—
Expiring 08/02/24	JPM	CAD	310	227,046	226,788	258	—
Expiring 08/02/24	MSI	CAD	8,197	5,993,405	5,996,704	—	(3,299)
Expiring 08/02/24	UAG	CAD	790	577,570	577,942	—	(372)
Expiring 08/02/24	UAG	CAD	235	172,098	171,919	179	—
Chilean Peso,
Expiring 07/02/24	BARC	CLP	121,100	130,749	128,679	2,070	—
Expiring 07/02/24	BARC	CLP	87,100	92,234	92,551	—	(317)
Expiring 07/02/24	DB	CLP	96,400	106,578	102,433	4,145	—
Expiring 07/02/24	MSI	CLP	299,798	330,969	318,561	12,408	—
Expiring 07/02/24	MSI	CLP	31,500	34,711	33,472	1,239	—
Expiring 07/02/24	MSI	CLP	31,200	34,132	33,153	979	—
Expiring 07/02/24	MSI	CLP	30,100	31,874	31,984	—	(110)
Expiring 07/02/24	MSI	CLP	20,800	22,673	22,102	571	—
Expiring 07/02/24	MSI	CLP	20,800	22,760	22,102	658	—
Expiring 07/02/24	MSI	CLP	249	263	264	—	(1)
Expiring 08/02/24	MSI	CLP	120,998	127,993	128,546	—	(553)
Expiring 09/23/24	CITI	CLP	1,064,883	1,164,456	1,130,957	33,499	—
Expiring 09/23/24	CITI	CLP	594,140	625,450	631,006	—	(5,556)
Expiring 09/23/24	MSI	CLP	387,246	416,640	411,274	5,366	—
Chinese Renminbi,
Expiring 07/02/24	BNP	CNH	456	63,038	62,486	552	—
Expiring 07/02/24	CITI	CNH	1,235	170,599	169,232	1,367	—
Expiring 07/02/24	JPM	CNH	2,422	333,911	331,887	2,024	—
Expiring 07/02/24	JPM	CNH	636	87,855	87,151	704	—
Expiring 07/02/24	JPM	CNH	636	87,673	87,151	522	—
Expiring 07/02/24	JPM	CNH	531	72,906	72,763	143	—
Expiring 07/02/24	JPM	CNH	404	55,730	55,360	370	—
Expiring 07/02/24	UAG	CNH	16,641	2,294,693	2,280,315	14,378	—
Expiring 08/02/24	GSI	CNH	878	120,533	120,609	—	(76)

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/02/24	UAG	CNH	18,007	$2,473,030	$2,473,579	$—	$(549)
Expiring 09/19/24	MSI	CNH	130,483	18,101,816	17,988,071	113,745	—
Expiring 09/19/24	MSI	CNH	47,502	6,589,895	6,548,487	41,408	—
Expiring 05/22/25	JPM	CNH	809	114,489	113,472	1,017	—
Expiring 06/20/25	CITI	CNH	833	117,339	117,057	282	—
Colombian Peso,
Expiring 07/02/24	BARC	COP	162,300	39,251	39,064	187	—
Expiring 07/02/24	BARC	COP	2,700	649	650	—	(1)
Expiring 07/02/24	BNP	COP	207,340	49,627	49,905	—	(278)
Expiring 07/02/24	BNP	COP	105,660	25,411	25,432	—	(21)
Expiring 07/02/24	BOA	COP	518,350	124,424	124,763	—	(339)
Expiring 07/02/24	BOA	COP	447,500	107,621	107,709	—	(88)
Expiring 07/02/24	CITI	COP	1,050,673	257,834	252,889	4,945	—
Expiring 07/02/24	CITI	COP	754,599	181,477	181,626	—	(149)
Expiring 07/02/24	CITI	COP	371,900	94,800	89,513	5,287	—
Expiring 07/02/24	CITI	COP	286,156	73,783	68,876	4,907	—
Expiring 07/02/24	CITI	COP	104,100	26,788	25,056	1,732	—
Expiring 07/02/24	JPM	COP	92,100	23,016	22,168	848	—
Expiring 07/02/24	MSI	COP	1,242,061	298,709	298,954	—	(245)
Expiring 07/02/24	MSI	COP	667,699	171,890	160,710	11,180	—
Expiring 07/02/24	SCB	COP	330,100	83,359	79,453	3,906	—
Expiring 07/02/24	SCB	COP	311,010	74,717	74,858	—	(141)
Expiring 07/02/24	SCB	COP	114,900	28,280	27,656	624	—
Expiring 08/02/24	CITI	COP	1,192,155	290,865	285,426	5,439	—
Expiring 09/18/24	CITI	COP	5,254,341	1,313,388	1,249,729	63,659	—
Expiring 09/18/24	CITI	COP	1,778,799	425,550	423,083	2,467	—
Czech Koruna,
Expiring 07/02/24	BARC	CZK	4,384	193,082	187,433	5,649	—
Expiring 07/02/24	BNP	CZK	2,505	107,134	107,098	36	—
Expiring 07/02/24	BNP	CZK	2,140	93,758	91,493	2,265	—
Expiring 07/02/24	BNP	CZK	1,010	44,317	43,181	1,136	—
Expiring 07/02/24	BNP	CZK	910	40,114	38,906	1,208	—
Expiring 07/02/24	BOA	CZK	5,613	240,339	239,977	362	—
Expiring 07/02/24	DB	CZK	1,710	75,163	73,109	2,054	—
Expiring 07/02/24	DB	CZK	1,430	62,720	61,138	1,582	—
Expiring 07/02/24	DB	CZK	892	38,269	38,136	133	—
Expiring 07/02/24	GSI	CZK	760	33,277	32,492	785	—
Expiring 07/02/24	HSBC	CZK	1,360	59,164	58,145	1,019	—
Expiring 07/02/24	MSI	CZK	1,590	69,378	67,979	1,399	—
Expiring 07/02/24	MSI	CZK	650	28,643	27,790	853	—
Expiring 07/02/24	MSI	CZK	630	27,527	26,935	592	—
Expiring 07/02/24	MSI	CZK	510	22,349	21,804	545	—
Expiring 07/19/24	BARC	CZK	94,947	4,022,410	4,060,730	—	(38,320)
Expiring 07/19/24	BARC	CZK	24,551	1,034,000	1,050,020	—	(16,020)
Expiring 07/19/24	CITI	CZK	40,729	1,723,144	1,741,911	—	(18,767)
Expiring 07/19/24	MSI	CZK	65,697	2,759,606	2,809,725	—	(50,119)
Expiring 08/02/24	HSBC	CZK	5,744	248,082	245,734	2,348	—
Expiring 08/02/24	MSI	CZK	530	22,895	22,674	221	—
Danish Krone,
Expiring 07/02/24	UAG	DKK	1,183	172,809	169,914	2,895	—
Expiring 08/02/24	CITI	DKK	1,183	170,521	170,226	295	—
Euro,
Expiring 07/02/24	BARC	EUR	315	339,034	337,411	1,623	—
Expiring 07/02/24	BARC	EUR	315	339,562	337,412	2,150	—
Expiring 07/02/24	BARC	EUR	267	285,974	285,996	—	(22)

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/02/24	BARC	EUR	107	$114,604	$114,613	$—	$(9)
Expiring 07/02/24	BARC	EUR	53	56,698	56,771	—	(73)
Expiring 07/02/24	BARC	EUR	40	42,583	42,368	215	—
Expiring 07/02/24	BNP	EUR	362	392,900	387,756	5,144	—
Expiring 07/02/24	BNP	EUR	209	227,511	223,869	3,642	—
Expiring 07/02/24	BNP	EUR	205	223,250	219,585	3,665	—
Expiring 07/02/24	BNP	EUR	108	115,995	115,683	312	—
Expiring 07/02/24	BNP	EUR	92	98,326	98,545	—	(219)
Expiring 07/02/24	BOA	EUR	156	170,055	167,279	2,776	—
Expiring 07/02/24	BOA	EUR	110	119,535	117,645	1,890	—
Expiring 07/02/24	BOA	EUR	103	112,278	110,328	1,950	—
Expiring 07/02/24	BOA	EUR	77	83,651	82,478	1,173	—
Expiring 07/02/24	CITI	EUR	205	222,573	219,585	2,988	—
Expiring 07/02/24	CITI	EUR	152	164,965	162,814	2,151	—
Expiring 07/02/24	CITI	EUR	53	57,395	56,770	625	—
Expiring 07/02/24	DB	EUR	40,357	43,986,103	43,228,261	757,842	—
Expiring 07/02/24	DB	EUR	20,071	21,535,179	21,498,982	36,197	—
Expiring 07/02/24	DB	EUR	53	56,669	56,771	—	(102)
Expiring 07/02/24	GSI	EUR	213	228,098	228,154	—	(56)
Expiring 07/02/24	HSBC	EUR	3,163	3,435,083	3,388,169	46,914	—
Expiring 07/02/24	HSBC	EUR	599	651,131	641,833	9,298	—
Expiring 07/02/24	HSBC	EUR	127	135,646	136,036	—	(390)
Expiring 07/02/24	JPM	EUR	315	338,475	337,411	1,064	—
Expiring 07/02/24	JPM	EUR	308	334,591	329,913	4,678	—
Expiring 07/02/24	JPM	EUR	250	272,522	267,787	4,735	—
Expiring 07/02/24	JPM	EUR	78	84,950	83,550	1,400	—
Expiring 07/02/24	JPM	EUR	51	55,543	54,628	915	—
Expiring 07/02/24	MSI	EUR	420	455,994	450,145	5,849	—
Expiring 07/02/24	MSI	EUR	196	211,049	209,944	1,105	—
Expiring 07/02/24	MSI	EUR	58	63,156	62,336	820	—
Expiring 07/02/24	RBC	EUR	318	340,340	340,625	—	(285)
Expiring 07/02/24	RBC	EUR	317	340,795	339,553	1,242	—
Expiring 07/02/24	RBC	EUR	314	341,599	336,340	5,259	—
Expiring 07/02/24	RBC	EUR	308	335,612	329,914	5,698	—
Expiring 07/02/24	RBC	EUR	51	55,538	54,628	910	—
Expiring 07/02/24	SG	EUR	210	228,873	224,940	3,933	—
Expiring 07/02/24	SSB	EUR	1,127	1,226,242	1,207,691	18,551	—
Expiring 07/02/24	SSB	EUR	358	389,385	384,000	5,385	—
Expiring 07/02/24	SSB	EUR	237	256,983	253,862	3,121	—
Expiring 07/02/24	SSB	EUR	210	228,804	224,940	3,864	—
Expiring 07/02/24	SSB	EUR	206	222,918	220,656	2,262	—
Expiring 07/02/24	SSB	EUR	205	223,325	219,585	3,740	—
Expiring 07/02/24	SSB	EUR	205	223,273	219,585	3,688	—
Expiring 07/02/24	SSB	EUR	158	168,924	169,241	—	(317)
Expiring 07/02/24	SSB	EUR	107	114,950	114,612	338	—
Expiring 07/02/24	SSB	EUR	107	114,995	114,612	383	—
Expiring 07/02/24	SSB	EUR	105	114,311	112,471	1,840	—
Expiring 07/02/24	SSB	EUR	104	113,140	111,400	1,740	—
Expiring 07/02/24	SSB	EUR	103	112,184	110,328	1,856	—
Expiring 07/02/24	SSB	EUR	102	110,834	109,257	1,577	—
Expiring 07/02/24	SSB	EUR	53	57,026	56,771	255	—
Expiring 07/02/24	SSB	EUR	53	56,660	56,771	—	(111)
Expiring 07/02/24	SSB	EUR	51	55,530	54,629	901	—
Expiring 07/02/24	SSB	EUR	51	55,468	54,628	840	—
Expiring 07/02/24	TD	EUR	448	488,406	479,958	8,448	—

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/02/24	TD	EUR	105	$114,355	$112,471	$1,884	$—
Expiring 07/02/24	TD	EUR	103	112,279	110,328	1,951	—
Expiring 07/02/24	TD	EUR	53	57,539	56,771	768	—
Expiring 07/02/24	TD	EUR	53	56,757	56,771	—	(14)
Expiring 07/19/24	BNP	EUR	25,133	26,854,873	26,943,736	—	(88,863)
Expiring 07/19/24	BOA	EUR	24,185	26,117,706	25,927,145	190,561	—
Expiring 07/19/24	CITI	EUR	9,000	9,623,741	9,648,322	—	(24,581)
Expiring 07/19/24	CITI	EUR	4,044	4,342,648	4,335,312	7,336	—
Expiring 07/19/24	GSI	EUR	461	494,000	493,988	12	—
Expiring 07/19/24	HSBC	EUR	887	946,726	950,895	—	(4,169)
Expiring 07/19/24	HSBC	EUR	439	471,894	470,623	1,271	—
Expiring 07/19/24	JPM	EUR	11,778	12,821,178	12,626,642	194,536	—
Expiring 07/19/24	JPM	EUR	4,542	4,949,437	4,868,663	80,774	—
Expiring 07/19/24	MSI	EUR	7,212	7,868,634	7,731,451	137,183	—
Expiring 07/19/24	SSB	EUR	21,912	23,897,195	23,490,522	406,673	—
Expiring 08/02/24	BARC	EUR	56	60,011	60,075	—	(64)
Expiring 08/02/24	BNP	EUR	320	343,415	343,289	126	—
Expiring 08/02/24	BOA	EUR	320	343,421	343,289	132	—
Expiring 08/02/24	DB	EUR	41,569	44,667,013	44,594,328	72,685	—
Expiring 08/02/24	JPM	EUR	318	341,453	341,143	310	—
Expiring 08/02/24	MSI	EUR	469	502,010	503,248	—	(1,238)
Expiring 08/02/24	MSI	EUR	271	291,023	290,812	211	—
Expiring 08/02/24	SSB	EUR	5,418	5,825,904	5,811,929	13,975	—
Expiring 08/02/24	SSB	EUR	106	113,645	113,722	—	(77)
Expiring 08/02/24	SSB	EUR	53	56,682	56,857	—	(175)
Expiring 08/02/24	TD	EUR	53	56,831	56,857	—	(26)
Hong Kong Dollar,
Expiring 04/16/25	BNP	HKD	2,595	334,025	334,308	—	(283)
Expiring 04/17/25	JPM	HKD	2,590	333,376	333,667	—	(291)
Expiring 05/12/25	MSI	HKD	4,345	560,139	559,954	185	—
Expiring 05/12/25	UAG	HKD	4,370	563,413	563,176	237	—
Expiring 06/18/25	SCB	HKD	3,570	460,378	460,311	67	—
Hungarian Forint,
Expiring 07/02/24	CITI	HUF	8,100	21,730	21,959	—	(229)
Expiring 07/02/24	GSI	HUF	5,800	16,128	15,724	404	—
Expiring 07/02/24	MSI	HUF	124,918	352,931	338,653	14,278	—
Expiring 07/02/24	MSI	HUF	16,100	44,553	43,647	906	—
Expiring 07/02/24	MSI	HUF	14,600	40,297	39,581	716	—
Expiring 07/02/24	UAG	HUF	33,600	91,404	91,089	315	—
Expiring 07/19/24	BARC	HUF	533,888	1,433,218	1,446,410	—	(13,192)
Expiring 07/19/24	GSI	HUF	1,122,775	3,105,513	3,041,823	63,690	—
Expiring 07/19/24	GSI	HUF	533,888	1,432,295	1,446,410	—	(14,115)
Expiring 07/19/24	HSBC	HUF	297,317	815,797	805,492	10,305	—
Expiring 08/02/24	BNP	HUF	146,718	398,378	397,279	1,099	—
Expiring 08/02/24	UAG	HUF	29,400	79,324	79,608	—	(284)
Indian Rupee,
Expiring 07/02/24	CITI	INR	11,192	133,940	134,215	—	(275)
Expiring 07/02/24	CITI	INR	10,052	120,139	120,544	—	(405)
Expiring 07/02/24	CITI	INR	5,720	68,446	68,595	—	(149)
Expiring 07/02/24	DB	INR	46,854	561,439	561,873	—	(434)
Expiring 07/02/24	DB	INR	1,029	12,298	12,339	—	(41)
Expiring 07/02/24	GSI	INR	7,259	86,983	87,050	—	(67)
Expiring 07/02/24	JPM	INR	5,580	66,731	66,915	—	(184)
Expiring 07/02/24	JPM	INR	5,043	60,287	60,476	—	(189)
Expiring 07/02/24	JPM	INR	5,043	60,283	60,475	—	(192)

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 07/02/24	JPM	INR	4,749	$56,779	$56,950	$—	$(171)
Expiring 07/02/24	MSI	INR	14,310	171,473	171,606	—	(133)
Expiring 07/02/24	SCB	INR	15,565	186,078	186,655	—	(577)
Expiring 07/02/24	SCB	INR	5,479	65,495	65,704	—	(209)
Expiring 08/02/24	GSI	INR	7,259	86,894	86,967	—	(73)
Expiring 08/02/24	SCB	INR	5,370	64,194	64,335	—	(141)
Indonesian Rupiah,
Expiring 07/02/24	BARC	IDR	508,000	30,987	31,044	—	(57)
Expiring 07/02/24	GSI	IDR	3,894,008	242,097	237,960	4,137	—
Expiring 07/02/24	GSI	IDR	941,000	58,004	57,504	500	—
Expiring 07/02/24	JPM	IDR	4,327,008	263,939	264,421	—	(482)
Expiring 08/02/24	JPM	IDR	4,327,008	263,906	264,391	—	(485)
Expiring 09/18/24	HSBC	IDR	16,248,007	983,000	991,610	—	(8,610)
Israeli Shekel,
Expiring 07/02/24	BARC	ILS	262	71,331	69,373	1,958	—
Expiring 07/02/24	DB	ILS	950	258,863	251,545	7,318	—
Expiring 07/02/24	GSI	ILS	613	167,057	162,312	4,745	—
Expiring 07/02/24	GSI	ILS	400	107,676	105,913	1,763	—
Expiring 07/02/24	GSI	ILS	365	97,170	96,646	524	—
Expiring 07/02/24	GSI	ILS	100	27,169	26,478	691	—
Expiring 07/02/24	MSI	ILS	125	33,766	33,098	668	—
Expiring 07/02/24	MSI	ILS	105	28,596	27,803	793	—
Expiring 08/02/24	BNP	ILS	1,129	303,981	299,348	4,633	—
Japanese Yen,
Expiring 07/02/24	BARC	JPY	36,300	228,617	225,757	2,860	—
Expiring 07/02/24	BARC	JPY	26,800	171,774	166,675	5,099	—
Expiring 07/02/24	BARC	JPY	17,800	113,757	110,702	3,055	—
Expiring 07/02/24	BARC	JPY	17,800	113,455	110,702	2,753	—
Expiring 07/02/24	BARC	JPY	17,800	114,078	110,702	3,376	—
Expiring 07/02/24	BARC	JPY	9,100	57,208	56,595	613	—
Expiring 07/02/24	BARC	JPY	9,000	57,453	55,973	1,480	—
Expiring 07/02/24	BARC	JPY	8,900	56,864	55,351	1,513	—
Expiring 07/02/24	BARC	JPY	8,900	56,521	55,351	1,170	—
Expiring 07/02/24	BARC	JPY	8,900	56,877	55,351	1,526	—
Expiring 07/02/24	BARC	JPY	8,900	56,624	55,351	1,273	—
Expiring 07/02/24	BARC	JPY	8,800	56,678	54,729	1,949	—
Expiring 07/02/24	BARC	JPY	8,800	56,678	54,729	1,949	—
Expiring 07/02/24	BNP	JPY	822,377	5,273,555	5,114,527	159,028	—
Expiring 07/02/24	BNP	JPY	53,400	341,452	332,105	9,347	—
Expiring 07/02/24	BNP	JPY	26,197	167,393	162,924	4,469	—
Expiring 07/02/24	BNP	JPY	17,800	113,436	110,702	2,734	—
Expiring 07/02/24	BNP	JPY	17,500	112,003	108,836	3,167	—
Expiring 07/02/24	BNP	JPY	17,500	112,148	108,836	3,312	—
Expiring 07/02/24	BNP	JPY	17,400	112,780	108,214	4,566	—
Expiring 07/02/24	BNP	JPY	17,300	111,981	107,592	4,389	—
Expiring 07/02/24	BNP	JPY	8,800	56,688	54,729	1,959	—
Expiring 07/02/24	BNP	JPY	8,700	55,482	54,107	1,375	—
Expiring 07/02/24	BNP	JPY	8,700	56,452	54,107	2,345	—
Expiring 07/02/24	BOA	JPY	17,800	113,805	110,702	3,103	—
Expiring 07/02/24	CA	JPY	17,400	112,816	108,214	4,602	—
Expiring 07/02/24	CA	JPY	8,800	56,389	54,729	1,660	—
Expiring 07/02/24	CA	JPY	8,800	56,545	54,729	1,816	—
Expiring 07/02/24	CA	JPY	8,800	56,555	54,729	1,826	—
Expiring 07/02/24	CIBC	JPY	15,600	99,439	97,019	2,420	—
Expiring 07/02/24	CITI	JPY	106,900	684,790	664,832	19,958	—

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/02/24	CITI	JPY	18,100	$114,213	$112,568	$1,645	$—
Expiring 07/02/24	CITI	JPY	17,800	113,467	110,701	2,766	—
Expiring 07/02/24	CITI	JPY	17,500	112,098	108,836	3,262	—
Expiring 07/02/24	CITI	JPY	13,362	86,004	83,101	2,903	—
Expiring 07/02/24	DB	JPY	53,800	343,355	334,593	8,762	—
Expiring 07/02/24	GSI	JPY	44,500	284,657	276,755	7,902	—
Expiring 07/02/24	GSI	JPY	18,100	114,397	112,568	1,829	—
Expiring 07/02/24	GSI	JPY	17,800	113,502	110,701	2,801	—
Expiring 07/02/24	GSI	JPY	17,300	111,925	107,592	4,333	—
Expiring 07/02/24	JPM	JPY	52,500	335,691	326,508	9,183	—
Expiring 07/02/24	JPM	JPY	35,600	229,208	221,403	7,805	—
Expiring 07/02/24	JPM	JPY	35,600	229,254	221,404	7,850	—
Expiring 07/02/24	JPM	JPY	17,800	113,477	110,702	2,775	—
Expiring 07/02/24	JPM	JPY	17,400	111,511	108,214	3,297	—
Expiring 07/02/24	JPM	JPY	9,000	56,875	55,973	902	—
Expiring 07/02/24	JPM	JPY	9,000	56,888	55,973	915	—
Expiring 07/02/24	JPM	JPY	8,700	55,725	54,107	1,618	—
Expiring 07/02/24	MSI	JPY	306,632	1,910,480	1,907,006	3,474	—
Expiring 07/02/24	MSI	JPY	52,900	341,476	328,995	12,481	—
Expiring 07/02/24	MSI	JPY	17,500	112,142	108,836	3,306	—
Expiring 07/02/24	MSI	JPY	17,400	112,633	108,214	4,419	—
Expiring 07/02/24	MSI	JPY	17,400	113,026	108,214	4,812	—
Expiring 07/02/24	MSI	JPY	9,000	57,540	55,973	1,567	—
Expiring 07/02/24	MSI	JPY	8,700	55,610	54,107	1,503	—
Expiring 07/02/24	SSB	JPY	36,200	229,903	225,135	4,768	—
Expiring 07/02/24	SSB	JPY	30,800	197,177	191,551	5,626	—
Expiring 07/02/24	SSB	JPY	17,800	113,463	110,702	2,761	—
Expiring 07/02/24	SSB	JPY	17,800	113,910	110,701	3,209	—
Expiring 07/02/24	SSB	JPY	17,500	112,112	108,836	3,276	—
Expiring 07/02/24	SSB	JPY	17,400	111,513	108,214	3,299	—
Expiring 07/02/24	SSB	JPY	8,900	56,759	55,351	1,408	—
Expiring 07/02/24	SSB	JPY	8,900	57,212	55,351	1,861	—
Expiring 07/02/24	SSB	JPY	8,900	56,790	55,350	1,440	—
Expiring 07/02/24	SSB	JPY	8,700	56,343	54,107	2,236	—
Expiring 07/02/24	UAG	JPY	17,400	111,439	108,214	3,225	—
Expiring 07/19/24	GSI	JPY	71,649	475,000	446,794	28,206	—
Expiring 08/02/24	BNP	JPY	36,600	229,109	228,736	373	—
Expiring 08/02/24	BNP	JPY	9,100	56,990	56,871	119	—
Expiring 08/02/24	GSI	JPY	55,100	345,268	344,355	913	—
Expiring 08/02/24	MSI	JPY	795,977	4,982,688	4,974,561	8,127	—
Malaysian Ringgit,
Expiring 07/02/24	BNP	MYR	810	172,104	171,763	341	—
Expiring 07/02/24	BNP	MYR	160	33,934	33,928	6	—
Expiring 08/02/24	SCB	MYR	970	206,800	205,726	1,074	—
Mexican Peso,
Expiring 07/02/24	BARC	MXN	10,790	642,109	589,432	52,677	—
Expiring 07/02/24	BARC	MXN	3,610	201,011	197,206	3,805	—
Expiring 07/02/24	BARC	MXN	2,080	114,944	113,625	1,319	—
Expiring 07/02/24	BARC	MXN	1,180	65,436	64,461	975	—
Expiring 07/02/24	BARC	MXN	1,040	55,779	56,813	—	(1,034)
Expiring 07/02/24	BNP	MXN	2,080	114,964	113,626	1,338	—
Expiring 07/02/24	BNP	MXN	2,080	114,800	113,625	1,175	—
Expiring 07/02/24	BNP	MXN	750	43,995	40,971	3,024	—
Expiring 07/02/24	BNP	MXN	720	38,623	39,332	—	(709)
Expiring 07/02/24	BOA	MXN	4,010	218,792	219,057	—	(265)

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/02/24	BOA	MXN	4,010	$218,792	$219,057	$—	$(265)
Expiring 07/02/24	BOA	MXN	4,010	218,822	219,057	—	(235)
Expiring 07/02/24	BOA	MXN	3,650	206,963	199,391	7,572	—
Expiring 07/02/24	CITI	MXN	3,550	211,540	193,928	17,612	—
Expiring 07/02/24	CITI	MXN	1,010	56,773	55,174	1,599	—
Expiring 07/02/24	CITI	MXN	630	33,361	34,416	—	(1,055)
Expiring 07/02/24	CITI	MXN	600	33,489	32,776	713	—
Expiring 07/02/24	CITI	MXN	570	32,103	31,137	966	—
Expiring 07/02/24	CITI	MXN	400	22,315	21,851	464	—
Expiring 07/02/24	CITI	MXN	380	21,345	20,758	587	—
Expiring 07/02/24	DB	MXN	790	44,819	43,155	1,664	—
Expiring 07/02/24	GSI	MXN	3,800	216,921	207,585	9,336	—
Expiring 07/02/24	GSI	MXN	3,610	205,869	197,206	8,663	—
Expiring 07/02/24	GSI	MXN	3,530	198,493	192,836	5,657	—
Expiring 07/02/24	GSI	MXN	700	37,548	38,240	—	(692)
Expiring 07/02/24	GSI	MXN	400	21,978	21,851	127	—
Expiring 07/02/24	GSI	MXN	300	16,709	16,389	320	—
Expiring 07/02/24	JPM	MXN	2,080	114,971	113,625	1,346	—
Expiring 07/02/24	JPM	MXN	2,000	113,469	109,255	4,214	—
Expiring 07/02/24	MSI	MXN	950	53,860	51,896	1,964	—
Expiring 07/02/24	SG	MXN	1,040	55,522	56,813	—	(1,291)
Expiring 07/02/24	SG	MXN	1,010	57,398	55,174	2,224	—
Expiring 07/02/24	SSB	MXN	4,570	247,186	249,648	—	(2,462)
Expiring 07/02/24	SSB	MXN	3,770	200,639	205,947	—	(5,308)
Expiring 07/02/24	SSB	MXN	3,530	197,592	192,836	4,756	—
Expiring 07/02/24	SSB	MXN	1,880	101,961	102,700	—	(739)
Expiring 07/02/24	SSB	MXN	1,400	78,080	76,479	1,601	—
Expiring 07/02/24	UAG	MXN	19,668	1,080,066	1,074,417	5,649	—
Expiring 07/02/24	UAG	MXN	10,789	642,551	589,378	53,173	—
Expiring 07/02/24	UAG	MXN	1,950	110,116	106,524	3,592	—
Expiring 07/02/24	UAG	MXN	1,800	102,196	98,330	3,866	—
Expiring 08/02/24	CITI	MXN	520	28,425	28,266	159	—
Expiring 08/02/24	UAG	MXN	20,369	1,113,194	1,107,217	5,977	—
New Taiwanese Dollar,
Expiring 07/02/24	BARC	TWD	1,555	47,861	47,879	—	(18)
Expiring 07/02/24	BOA	TWD	2,200	67,963	67,738	225	—
Expiring 07/02/24	BOA	TWD	1,850	57,220	56,961	259	—
Expiring 07/02/24	CITI	TWD	3,625	111,573	111,614	—	(41)
Expiring 07/02/24	JPM	TWD	1,980	60,942	60,964	—	(22)
Expiring 08/02/24	BARC	TWD	1,850	56,822	56,961	—	(139)
Expiring 09/18/24	CITI	TWD	54,161	1,679,000	1,671,196	7,804	—
Expiring 09/18/24	GSI	TWD	32,627	1,017,529	1,006,740	10,789	—
Expiring 09/18/24	HSBC	TWD	55,578	1,725,000	1,714,923	10,077	—
Expiring 09/18/24	JPM	TWD	68,474	2,128,000	2,112,830	15,170	—
New Zealand Dollar,
Expiring 07/02/24	BARC	NZD	185	113,145	112,684	461	—
Expiring 07/02/24	BARC	NZD	180	110,492	109,637	855	—
Expiring 07/02/24	BNP	NZD	545	336,405	331,959	4,446	—
Expiring 07/02/24	BNP	NZD	360	221,292	219,276	2,016	—
Expiring 07/02/24	BNP	NZD	250	153,105	152,274	831	—
Expiring 07/02/24	BNP	NZD	185	114,346	112,684	1,662	—
Expiring 07/02/24	BNP	NZD	180	110,384	109,638	746	—
Expiring 07/02/24	BNP	NZD	135	83,333	82,229	1,104	—
Expiring 07/02/24	BNP	NZD	37	22,876	22,536	340	—
Expiring 07/02/24	BNP	NZD	23	14,218	14,010	208	—

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/02/24	BOA	NZD	90	$55,439	$54,819	$620	$—
Expiring 07/02/24	CITI	NZD	180	110,910	109,638	1,272	—
Expiring 07/02/24	CITI	NZD	180	109,685	109,637	48	—
Expiring 07/02/24	GSI	NZD	370	226,328	225,367	961	—
Expiring 07/02/24	GSI	NZD	200	122,384	121,819	565	—
Expiring 07/02/24	JPM	NZD	185	114,440	112,683	1,757	—
Expiring 07/02/24	MSI	NZD	2,714	1,649,841	1,653,095	—	(3,254)
Expiring 07/02/24	MSI	NZD	90	55,168	54,819	349	—
Expiring 07/02/24	MSI	NZD	90	54,964	54,819	145	—
Expiring 07/02/24	MSI	NZD	90	55,279	54,819	460	—
Expiring 07/02/24	MSI	NZD	68	41,886	41,419	467	—
Expiring 07/02/24	MSI	NZD	29	17,931	17,664	267	—
Expiring 07/02/24	SSB	NZD	185	114,268	112,683	1,585	—
Expiring 07/02/24	SSB	NZD	120	73,413	73,091	322	—
Expiring 07/02/24	SSB	NZD	90	55,399	54,819	580	—
Expiring 07/02/24	SSB	NZD	90	55,001	54,819	182	—
Expiring 07/02/24	UAG	NZD	3,036	1,868,962	1,849,225	19,737	—
Expiring 07/02/24	UAG	NZD	68	42,002	41,418	584	—
Expiring 07/02/24	WBC	NZD	185	114,513	112,683	1,830	—
Expiring 07/02/24	WBC	NZD	180	110,702	109,638	1,064	—
Expiring 07/19/24	CITI	NZD	1,000	609,333	609,252	81	—
Expiring 08/02/24	CITI	NZD	95	57,965	57,865	100	—
Expiring 08/02/24	MSI	NZD	2,236	1,359,264	1,361,961	—	(2,697)
Norwegian Krone,
Expiring 07/02/24	BNP	NOK	3,510	331,957	328,779	3,178	—
Expiring 07/02/24	BNP	NOK	3,500	332,278	327,843	4,435	—
Expiring 07/02/24	BNP	NOK	1,750	166,897	163,921	2,976	—
Expiring 07/02/24	BNP	NOK	1,170	111,671	109,593	2,078	—
Expiring 07/02/24	BNP	NOK	1,170	111,597	109,593	2,004	—
Expiring 07/02/24	BNP	NOK	1,140	108,615	106,783	1,832	—
Expiring 07/02/24	BNP	NOK	1,050	100,100	98,352	1,748	—
Expiring 07/02/24	BNP	NOK	905	85,779	84,771	1,008	—
Expiring 07/02/24	BNP	NOK	590	55,053	55,265	—	(212)
Expiring 07/02/24	CITI	NOK	1,810	171,532	169,541	1,991	—
Expiring 07/02/24	CITI	NOK	740	70,181	69,316	865	—
Expiring 07/02/24	CITI	NOK	590	55,057	55,264	—	(207)
Expiring 07/02/24	DB	NOK	1,210	114,227	113,339	888	—
Expiring 07/02/24	DB	NOK	580	55,127	54,328	799	—
Expiring 07/02/24	GSI	NOK	3,640	339,889	340,956	—	(1,067)
Expiring 07/02/24	GSI	NOK	1,360	128,390	127,390	1,000	—
Expiring 07/02/24	GSI	NOK	1,210	114,419	113,340	1,079	—
Expiring 07/02/24	GSI	NOK	905	85,765	84,771	994	—
Expiring 07/02/24	GSI	NOK	860	81,472	80,556	916	—
Expiring 07/02/24	JPM	NOK	3,630	341,400	340,019	1,381	—
Expiring 07/02/24	MSI	NOK	698	66,653	65,381	1,272	—
Expiring 07/02/24	NWM	NOK	1,210	113,177	113,339	—	(162)
Expiring 07/02/24	NWM	NOK	600	56,262	56,201	61	—
Expiring 07/02/24	SSB	NOK	600	56,213	56,202	11	—
Expiring 07/02/24	SSB	NOK	580	55,236	54,328	908	—
Expiring 07/02/24	UAG	NOK	10,484	992,145	982,027	10,118	—
Expiring 07/02/24	UAG	NOK	1,520	142,854	142,377	477	—
Expiring 07/19/24	CITI	NOK	4,355	406,794	408,083	—	(1,289)
Expiring 08/02/24	TD	NOK	880	82,965	82,497	468	—
Expiring 08/02/24	UAG	NOK	698	66,107	65,435	672	—

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 07/02/24	BARC	PEN	250	$65,194	$65,045	$149	$—
Expiring 07/02/24	CITI	PEN	721	193,116	187,589	5,527	—
Expiring 07/02/24	DB	PEN	598	155,944	155,587	357	—
Expiring 07/02/24	DB	PEN	127	33,258	33,043	215	—
Expiring 08/02/24	DB	PEN	598	156,600	155,585	1,015	—
Expiring 09/18/24	BOA	PEN	4,792	1,271,622	1,246,627	24,995	—
Expiring 09/18/24	CITI	PEN	4,792	1,272,298	1,246,628	25,670	—
Philippine Peso,
Expiring 07/02/24	BOA	PHP	3,380	57,310	57,772	—	(462)
Expiring 07/02/24	JPM	PHP	1,370	23,623	23,416	207	—
Expiring 08/02/24	BARC	PHP	4,750	80,784	81,268	—	(484)
Polish Zloty,
Expiring 07/02/24	BARC	PLN	320	78,034	79,488	—	(1,454)
Expiring 07/02/24	BARC	PLN	200	49,549	49,680	—	(131)
Expiring 07/02/24	BARC	PLN	70	17,520	17,388	132	—
Expiring 07/02/24	BNP	PLN	870	222,451	216,155	6,296	—
Expiring 07/02/24	BNP	PLN	590	148,057	146,556	1,501	—
Expiring 07/02/24	BNP	PLN	590	147,980	146,555	1,425	—
Expiring 07/02/24	BNP	PLN	260	65,690	64,583	1,107	—
Expiring 07/02/24	CITI	PLN	110	27,762	27,324	438	—
Expiring 07/02/24	UAG	PLN	425	105,250	105,570	—	(320)
Expiring 07/02/24	UAG	PLN	205	51,651	50,922	729	—
Expiring 07/19/24	BARC	PLN	5,186	1,299,000	1,288,038	10,962	—
Expiring 07/19/24	BOA	PLN	3,799	960,000	943,534	16,466	—
Expiring 07/19/24	CITI	PLN	5,157	1,278,000	1,280,804	—	(2,804)
Expiring 07/19/24	CITI	PLN	4,067	1,024,000	1,010,174	13,826	—
Expiring 08/02/24	BNP	PLN	158	39,084	39,234	—	(150)
Expiring 08/02/24	RBC	PLN	90	22,433	22,349	84	—
Expiring 08/02/24	UAG	PLN	2,225	556,406	552,544	3,862	—
Romanian Leu,
Expiring 07/02/24	BARC	RON	7	1,509	1,506	3	—
Expiring 07/02/24	BNP	RON	688	150,379	148,031	2,348	—
Expiring 07/02/24	CITI	RON	240	51,746	51,638	108	—
Expiring 07/02/24	HSBC	RON	254	55,513	54,651	862	—
Expiring 08/02/24	BNP	RON	508	109,505	109,262	243	—
Expiring 08/02/24	HSBC	RON	254	54,742	54,630	112	—
Singapore Dollar,
Expiring 07/02/24	BARC	SGD	168	124,179	123,918	261	—
Expiring 07/02/24	BARC	SGD	140	103,452	103,265	187	—
Expiring 07/02/24	BNP	SGD	55	40,533	40,445	88	—
Expiring 07/02/24	BOA	SGD	268	198,163	197,678	485	—
Expiring 07/02/24	JPM	SGD	267	197,421	196,941	480	—
Expiring 07/02/24	JPM	SGD	203	150,403	149,733	670	—
Expiring 07/02/24	JPM	SGD	120	88,989	88,513	476	—
Expiring 07/02/24	JPM	SGD	115	85,342	84,825	517	—
Expiring 07/02/24	JPM	SGD	102	75,570	75,236	334	—
Expiring 07/02/24	MSI	SGD	120	88,784	88,513	271	—
Expiring 07/02/24	MSI	SGD	70	51,911	51,633	278	—
Expiring 07/02/24	MSI	SGD	55	40,797	40,568	229	—
Expiring 07/02/24	MSI	SGD	40	29,661	29,504	157	—
Expiring 07/02/24	UAG	SGD	724	536,921	534,026	2,895	—
Expiring 08/02/24	JPM	SGD	1,247	921,744	921,072	672	—
Expiring 08/02/24	JPM	SGD	265	195,356	195,764	—	(408)
Expiring 09/18/24	SSB	SGD	4,654	3,454,709	3,445,615	9,094	—

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 07/02/24	BARC	ZAR	3,680	$197,595	$202,209	$—	$(4,614)
Expiring 07/02/24	BNP	ZAR	410	22,011	22,529	—	(518)
Expiring 07/02/24	BOA	ZAR	703	37,658	38,628	—	(970)
Expiring 07/02/24	DB	ZAR	703	37,638	38,628	—	(990)
Expiring 07/02/24	GSI	ZAR	2,344	125,566	128,798	—	(3,232)
Expiring 07/02/24	GSI	ZAR	2,110	112,864	115,940	—	(3,076)
Expiring 07/02/24	GSI	ZAR	1,890	102,510	103,852	—	(1,342)
Expiring 07/02/24	GSI	ZAR	1,500	81,576	82,422	—	(846)
Expiring 07/02/24	GSI	ZAR	620	34,435	34,068	367	—
Expiring 07/02/24	HSBC	ZAR	3,900	206,254	214,297	—	(8,043)
Expiring 07/02/24	HSBC	ZAR	2,530	135,848	139,018	—	(3,170)
Expiring 07/02/24	HSBC	ZAR	1,450	77,068	79,675	—	(2,607)
Expiring 07/02/24	MSI	ZAR	353	19,142	19,396	—	(254)
Expiring 07/02/24	RBC	ZAR	1,400	75,873	76,927	—	(1,054)
Expiring 07/02/24	SSB	ZAR	3,820	207,167	209,900	—	(2,733)
Expiring 08/02/24	UAG	ZAR	9,383	515,683	514,336	1,347	—
Expiring 09/18/24	BARC	ZAR	18,316	987,000	1,000,494	—	(13,494)
South Korean Won,
Expiring 07/02/24	BARC	KRW	156,730	113,830	113,710	120	—
Expiring 07/02/24	BARC	KRW	156,360	114,667	113,442	1,225	—
Expiring 07/02/24	BNP	KRW	153,910	111,368	111,665	—	(297)
Expiring 07/02/24	BOA	KRW	312,720	229,032	226,884	2,148	—
Expiring 07/02/24	BOA	KRW	77,970	56,631	56,569	62	—
Expiring 07/02/24	CITI	KRW	1,662,190	1,224,765	1,205,946	18,819	—
Expiring 07/02/24	CITI	KRW	1,431,822	1,028,977	1,038,810	—	(9,833)
Expiring 07/02/24	CITI	KRW	476,790	344,900	345,919	—	(1,019)
Expiring 07/02/24	CITI	KRW	455,630	335,590	330,567	5,023	—
Expiring 07/02/24	CITI	KRW	312,720	228,981	226,883	2,098	—
Expiring 07/02/24	CITI	KRW	303,760	223,946	220,383	3,563	—
Expiring 07/02/24	CITI	KRW	156,800	114,061	113,761	300	—
Expiring 07/02/24	CITI	KRW	153,220	111,360	111,164	196	—
Expiring 07/02/24	DB	KRW	235,210	172,492	170,649	1,843	—
Expiring 07/02/24	GSI	KRW	104,840	75,998	76,063	—	(65)
Expiring 07/02/24	GSI	KRW	78,860	57,176	57,214	—	(38)
Expiring 07/02/24	JPM	KRW	563,060	407,306	408,509	—	(1,203)
Expiring 07/02/24	JPM	KRW	77,120	56,261	55,952	309	—
Expiring 08/02/24	CITI	KRW	1,662,190	1,196,500	1,206,704	—	(10,204)
Expiring 08/02/24	CITI	KRW	171,832	124,363	124,746	—	(383)
Expiring 08/02/24	CITI	KRW	152,253	109,946	110,532	—	(586)
Expiring 08/02/24	CITI	KRW	79,340	57,329	57,599	—	(270)
Expiring 08/02/24	GSI	KRW	196,700	142,942	142,798	144	—
Expiring 08/02/24	JPM	KRW	73,675	53,233	53,486	—	(253)
Expiring 09/19/24	HSBC	KRW	6,903,234	5,037,018	5,024,594	12,424	—
Expiring 09/20/24	BOA	KRW	1,359,514	987,000	989,588	—	(2,588)
Swedish Krona,
Expiring 07/02/24	BNP	SEK	18,020	1,709,465	1,700,477	8,988	—
Expiring 07/02/24	BNP	SEK	3,530	335,334	333,112	2,222	—
Expiring 07/02/24	BNP	SEK	2,360	224,241	222,704	1,537	—
Expiring 07/02/24	BNP	SEK	1,780	171,965	167,972	3,993	—
Expiring 07/02/24	BNP	SEK	1,775	168,285	167,500	785	—
Expiring 07/02/24	BNP	SEK	1,775	168,447	167,500	947	—
Expiring 07/02/24	BNP	SEK	1,190	114,982	112,295	2,687	—
Expiring 07/02/24	BNP	SEK	1,180	112,072	111,352	720	—
Expiring 07/02/24	BNP	SEK	1,020	96,805	96,253	552	—
Expiring 07/02/24	BNP	SEK	600	56,923	56,620	303	—

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 07/02/24	BNP	SEK	590	$56,887	$55,676	$1,211	$—
Expiring 07/02/24	BNP	SEK	590	56,659	55,676	983	—
Expiring 07/02/24	BNP	SEK	590	56,608	55,676	932	—
Expiring 07/02/24	BNP	SEK	535	50,968	50,485	483	—
Expiring 07/02/24	BNP	SEK	535	50,977	50,486	491	—
Expiring 07/02/24	BOA	SEK	930	88,613	87,761	852	—
Expiring 07/02/24	CITI	SEK	3,590	342,163	338,774	3,389	—
Expiring 07/02/24	CITI	SEK	1,180	112,294	111,352	942	—
Expiring 07/02/24	CITI	SEK	1,090	103,405	102,859	546	—
Expiring 07/02/24	CITI	SEK	590	56,588	55,676	912	—
Expiring 07/02/24	DB	SEK	1,180	112,179	111,352	827	—
Expiring 07/02/24	DB	SEK	590	56,729	55,676	1,053	—
Expiring 07/02/24	GSI	SEK	1,190	114,169	112,296	1,873	—
Expiring 07/02/24	GSI	SEK	1,190	113,062	112,295	767	—
Expiring 07/02/24	GSI	SEK	600	57,227	56,620	607	—
Expiring 07/02/24	GSI	SEK	600	57,537	56,620	917	—
Expiring 07/02/24	GSI	SEK	600	57,113	56,620	493	—
Expiring 07/02/24	GSI	SEK	600	57,034	56,619	415	—
Expiring 07/02/24	GSI	SEK	600	56,965	56,619	346	—
Expiring 07/02/24	GSI	SEK	590	56,082	55,676	406	—
Expiring 07/02/24	JPM	SEK	3,610	344,489	340,662	3,827	—
Expiring 07/02/24	JPM	SEK	1,190	114,781	112,295	2,486	—
Expiring 07/02/24	JPM	SEK	680	65,054	64,169	885	—
Expiring 07/02/24	JPM	SEK	600	56,920	56,619	301	—
Expiring 07/02/24	JPM	SEK	600	56,980	56,619	361	—
Expiring 07/02/24	JPM	SEK	590	56,017	55,676	341	—
Expiring 07/02/24	JPM	SEK	590	56,221	55,676	545	—
Expiring 07/02/24	MSI	SEK	1,190	114,477	112,296	2,181	—
Expiring 07/02/24	MSI	SEK	600	57,281	56,620	661	—
Expiring 07/02/24	RBC	SEK	1,180	112,064	111,352	712	—
Expiring 07/02/24	RBC	SEK	1,180	112,022	111,352	670	—
Expiring 07/02/24	RBC	SEK	590	56,176	55,676	500	—
Expiring 07/02/24	SSB	SEK	1,180	112,093	111,352	741	—
Expiring 07/02/24	SSB	SEK	600	57,112	56,620	492	—
Expiring 07/02/24	UAG	SEK	2,520	235,402	237,803	—	(2,401)
Expiring 07/19/24	CITI	SEK	5,337	497,978	504,104	—	(6,126)
Expiring 08/02/24	CITI	SEK	3,590	342,519	339,322	3,197	—
Expiring 08/02/24	UAG	SEK	19,675	1,882,811	1,859,656	23,155	—
Swiss Franc,
Expiring 07/02/24	BARC	CHF	100	112,444	111,356	1,088	—
Expiring 07/02/24	BNP	CHF	305	343,188	339,636	3,552	—
Expiring 07/02/24	BNP	CHF	305	342,310	339,636	2,674	—
Expiring 07/02/24	BNP	CHF	303	332,786	337,408	—	(4,622)
Expiring 07/02/24	BNP	CHF	255	280,081	283,958	—	(3,877)
Expiring 07/02/24	BNP	CHF	205	230,174	228,280	1,894	—
Expiring 07/02/24	BNP	CHF	205	225,929	228,280	—	(2,351)
Expiring 07/02/24	BNP	CHF	205	229,556	228,279	1,277	—
Expiring 07/02/24	BNP	CHF	205	230,228	228,279	1,949	—
Expiring 07/02/24	BNP	CHF	200	225,375	222,711	2,664	—
Expiring 07/02/24	BNP	CHF	200	224,405	222,712	1,693	—
Expiring 07/02/24	BNP	CHF	200	224,414	222,712	1,702	—
Expiring 07/02/24	BNP	CHF	155	170,128	172,602	—	(2,474)
Expiring 07/02/24	BNP	CHF	155	174,180	172,601	1,579	—
Expiring 07/02/24	BNP	CHF	155	170,200	172,601	—	(2,401)
Expiring 07/02/24	BNP	CHF	150	168,184	167,033	1,151	—

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/02/24	BNP	CHF	100	$112,721	$111,356	$1,365	$—
Expiring 07/02/24	BNP	CHF	50	56,578	55,678	900	—
Expiring 07/02/24	BNP	CHF	50	55,197	55,678	—	(481)
Expiring 07/02/24	BNP	CHF	50	54,867	55,678	—	(811)
Expiring 07/02/24	BOA	CHF	100	112,365	111,356	1,009	—
Expiring 07/02/24	DB	CHF	105	115,150	116,923	—	(1,773)
Expiring 07/02/24	DB	CHF	100	112,386	111,356	1,030	—
Expiring 07/02/24	JPM	CHF	305	343,322	339,636	3,686	—
Expiring 07/02/24	JPM	CHF	303	335,383	337,408	—	(2,025)
Expiring 07/02/24	JPM	CHF	155	174,187	172,602	1,585	—
Expiring 07/02/24	JPM	CHF	100	112,416	111,356	1,060	—
Expiring 07/02/24	MSI	CHF	305	334,974	339,635	—	(4,661)
Expiring 07/02/24	MSI	CHF	305	345,372	339,635	5,737	—
Expiring 07/02/24	MSI	CHF	305	342,303	339,636	2,667	—
Expiring 07/02/24	MSI	CHF	100	112,368	111,356	1,012	—
Expiring 07/02/24	MSI	CHF	100	111,033	111,356	—	(323)
Expiring 07/02/24	MSI	CHF	100	109,860	111,356	—	(1,496)
Expiring 07/02/24	MSI	CHF	100	110,263	111,356	—	(1,093)
Expiring 07/02/24	MSI	CHF	50	55,760	55,678	82	—
Expiring 07/02/24	MSI	CHF	50	55,948	55,678	270	—
Expiring 07/02/24	MSI	CHF	50	55,105	55,678	—	(573)
Expiring 07/02/24	MSI	CHF	50	56,006	55,678	328	—
Expiring 07/02/24	NWM	CHF	100	112,783	111,355	1,428	—
Expiring 07/02/24	SG	CHF	200	224,554	222,712	1,842	—
Expiring 07/02/24	SG	CHF	100	112,538	111,356	1,182	—
Expiring 07/02/24	SSB	CHF	305	341,498	339,635	1,863	—
Expiring 07/02/24	SSB	CHF	150	168,578	167,034	1,544	—
Expiring 07/02/24	SSB	CHF	100	112,323	111,356	967	—
Expiring 07/02/24	SSB	CHF	50	54,833	55,678	—	(845)
Expiring 07/02/24	TD	CHF	50	56,565	55,678	887	—
Expiring 07/02/24	TD	CHF	50	56,578	55,678	900	—
Expiring 07/02/24	UAG	CHF	665	737,126	740,517	—	(3,391)
Expiring 07/19/24	CITI	CHF	115	126,040	127,950	—	(1,910)
Expiring 08/02/24	UAG	CHF	2,546	2,849,599	2,846,092	3,507	—
Thai Baht,
Expiring 07/02/24	BARC	THB	21,362	581,675	582,297	—	(622)
Expiring 07/02/24	BARC	THB	3,670	99,769	100,039	—	(270)
Expiring 07/02/24	BARC	THB	2,780	75,687	75,779	—	(92)
Expiring 07/02/24	BARC	THB	2,370	64,657	64,603	54	—
Expiring 07/02/24	BARC	THB	1,880	51,231	51,246	—	(15)
Expiring 07/02/24	GSI	THB	1,020	27,934	27,803	131	—
Expiring 07/02/24	MSI	THB	2,040	55,649	55,608	41	—
Expiring 07/02/24	UAG	THB	2,100	57,268	57,242	26	—
Expiring 07/02/24	UAG	THB	2,050	56,083	55,880	203	—
Expiring 08/02/24	BARC	THB	25,922	707,189	708,418	—	(1,229)
Expiring 08/02/24	CITI	THB	3,370	91,854	92,098	—	(244)
Expiring 09/18/24	JPM	THB	251,960	6,895,447	6,911,540	—	(16,093)
Turkish Lira,
Expiring 07/02/24	BARC	TRY	1,700	51,174	51,841	—	(667)
Expiring 07/02/24	BARC	TRY	1,700	51,422	51,841	—	(419)
Expiring 07/02/24	BARC	TRY	1,675	50,415	51,078	—	(663)
Expiring 07/02/24	BARC	TRY	1,130	33,736	34,458	—	(722)

				$522,462,145	$518,973,101	4,035,725	(546,681)

						$4,640,391	$(2,981,810)

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		415	$(5,641)	$(4,221)	$(1,420)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		415	(5,924)	(3,678)	(2,246)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		400	20,373	18,356	2,017	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		270	(3,614)	5,043	(8,657)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,370	(42,793)	(35,830)	(6,963)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	32,318	78,685	(46,367)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	21,545	51,337	(29,792)	MSI

					$16,264	$109,692	$(93,428)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
People’s Republic of China	06/20/29	1.000%(Q)		830	0.668%	$12,460	$10,260	$2,200	JPM
Republic of Estonia	12/20/26	1.000%(Q)		240	0.320%	3,912	1,124	2,788	JPM
Republic of France	06/20/34	0.250%(Q)		465	0.565%	(11,688)	(10,220)	(1,468)	CITI
Republic of Panama	09/20/24	1.000%(Q)		420	0.341%	765	609	156	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	2,400	0.120%	1,803	(2,652)	4,455	BNP

						$7,252	$(879)	$8,131

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	7,470	3.448%	$490,305	$477,768	$(12,537)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR1,130	04/15/29	2.120%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$3,910	$(102)	$(4,012)
665	07/01/29	2.450%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	771	1,663	892

				$4,681	$1,561	$(3,120)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Inflation Swap Agreements:
EUR 520	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$6,041	$—	$6,041	MSI
EUR 2,868	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	44,483	—	44,483	JPM
EUR 520	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(9,449)	—	(9,449)	MSI
EUR 2,868	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(68,143)	—	(68,143)	JPM
1,679	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(2,618)	—	(2,618)	JPM
433	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(473)	—	(473)	CITI
1,679	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(4,955)	—	(4,955)	JPM
433	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(1,995)	—	(1,995)	CITI

				$(37,109)	$—	$(37,109)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	1,055	03/20/27	3.940%(Q)	3 Month BBSW(1)(Q)/ 4.445%	$(50)	$5,988	$6,038
AUD	455	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.736%	(18,852)	(21,439)	(2,587)
AUD	719	09/16/29	3.844%(Q)	3 Month BBSW(2)(Q)/ 4.445%	(650)	(4,049)	(3,399)
AUD	457	09/18/29	3.969%(S)	6 Month BBSW(2)(S)/ 4.736%	(525)	(5,444)	(4,919)
AUD	980	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.736%	74,055	(71,274)	(145,329)
AUD	1,080	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.736%	(85,678)	(96,822)	(11,144)
AUD	230	09/18/34	4.250%(S)	6 Month BBSW(2)(S)/ 4.736%	(541)	(3,646)	(3,105)
AUD	551	09/19/34	4.594%(S)	6 Month BBSW(2)(S)/ 4.736%	(608)	(2,199)	(1,591)
AUD	190	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.736%	(20,446)	(23,858)	(3,412)
BRL	6,466	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(43,561)	(43,561)
CAD	250	12/03/24	4.450%(S)	1 Day CORRA(2)(S)/ 4.800%	(150)	(194)	(44)
CAD	740	12/03/26	3.850%(S)	1 Day CORRA(2)(S)/ 4.800%	(2,875)	(149)	2,726
CAD	642	09/16/29	3.000%(S)	1 Day CORRA(1)(S)/ 4.800%	1,282	494	(788)
CAD	845	09/18/29	3.313%(S)	1 Day CORRA(1)(S)/ 4.800%	2,735	1,148	(1,587)
CAD	995	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 4.800%	2,061	2,540	479

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	865	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 4.800%	$(1,156)	$3,357	$4,513
CAD	315	03/20/34	3.560%(S)	1 Day CORRA(1)(S)/ 4.800%	(59)	(1,466)	(1,407)
CAD	200	09/18/34	3.344%(S)	1 Day CORRA(1)(S)/ 4.800%	1,317	794	(523)
CAD	472	09/19/34	3.406%(S)	1 Day CORRA(2)(S)/ 4.800%	(1,178)	(894)	284
CAD	1,050	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 4.800%	(20,936)	(4,735)	16,201
CAD	100	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 4.800%	(1,365)	(1,117)	248
CHF	800	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.216%	—	(85,022)	(85,022)
CHF	250	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 1.216%	—	23,006	23,006
CHF	350	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 1.216%	—	10,340	10,340
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 5.750%	—	(12,693)	(12,693)
CLP	68,303	09/23/34	5.211%(S)	1 Day CLOIS(1)(S)/ 5.750%	—	953	953
CNH	18,085	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	3,351	11,238	7,887
CNH	76,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	(152)	146,072	146,224
CNH	12,180	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	—	65,933	65,933
CNH	28,550	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	57,906	109,447	51,541
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	—	21,649	21,649
CNH	6,810	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	31,048	32,293	1,245
CNH	13,520	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	1,449	9,205	7,756
CNH	77,010	06/20/29	2.130%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	6,995	101,372	94,377
CNH	6,522	06/20/29	2.286%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	2,866	15,189	12,323
CNH	1,704	09/18/29	2.120%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.170%	—	(2,007)	(2,007)
COP	851,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 10.955%	—	(25,907)	(25,907)
COP	363,419	09/18/34	8.248%(Q)	1 Day COOIS(2)(Q)/ 10.955%	—	(108)	(108)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 4.560%	—	(50,613)	(50,613)
DKK	3,200	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.727%	(17,627)	(46,915)	(29,288)
EUR	23,520	07/24/24	3.693%(T)	1 Day EuroSTR(1)(T)/ 3.656%	—	(803)	(803)
EUR	33,065	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	(709,569)	(709,569)
EUR	16,945	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	(398,462)	(398,462)
EUR	1,840	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 3.656%	—	2,533	2,533
EUR	1,100	04/12/29	2.780%(A)	6 Month EURIBOR(1)(S)/ 3.682%	510	6,371	5,861
EUR	320	04/23/29	2.810%(A)	6 Month EURIBOR(1)(S)/ 3.682%	2,386	2,031	(355)
EUR	441	09/16/29	2.563%(A)	6 Month EURIBOR(2)(S)/ 3.682%	1	(939)	(940)
EUR	280	09/18/29	2.531%(A)	6 Month EURIBOR(2)(S)/ 3.682%	(521)	(4,007)	(3,486)
EUR	600	02/15/33	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.682%	762	5,746	4,984
EUR	1,500	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	15,552	15,552
EUR	390	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 3.656%	—	6,304	6,304
EUR	1,308	03/21/34	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(784)	2,963	3,747
EUR	340	07/02/34	2.750%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(220)	2,705	2,925
EUR	137	09/18/34	2.750%(A)	6 Month EURIBOR(2)(S)/ 3.682%	179	(779)	(958)
EUR	1,075	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	(12,465)	(12,465)
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	158,403	158,403
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	—	(161,374)	(161,374)
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	373,145	373,145
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	—	(380,602)	(380,602)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	(763,473)	(763,473)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	133,623	133,623
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	—	(136,037)	(136,037)
EUR	960	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.682%	796	(10,666)	(11,462)
EUR	960	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	(468)	23,644	24,112
EUR	200	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 3.656%	(49,768)	(52,420)	(2,652)
EUR	210	07/06/51	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(289)	5,771	6,060
EUR	1,050	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 3.656%	(268,743)	(307,803)	(39,060)
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	(65,128)	154,007	219,135
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	(79,656)	497,494	577,150
GBP	1,035	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 5.200%	(112,579)	(120,216)	(7,637)
GBP	2,405	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	389,270	338,885	(50,385)
GBP	400	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 5.200%	(58,919)	(66,357)	(7,438)
GBP	393	06/17/29	3.500%(A)	1 Day SONIA(1)(A)/ 5.200%	77	1,265	1,188
GBP	5,822	06/19/29	3.750%(A)	1 Day SONIA(1)(A)/ 5.200%	101,336	81,701	(19,635)

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	517	12/18/29	3.938%(A)	1 Day SONIA(1)(A)/ 5.200%	$466	$(3,135)	$(3,601)
GBP	2,690	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 5.200%	(499,285)	(512,308)	(13,023)
GBP	4,575	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	(352,524)	965,354	1,317,878
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	(13,710)	125,548	139,258
GBP	3,995	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 5.200%	(832,072)	(1,036,989)	(204,917)
GBP	1,234	03/21/34	3.780%(A)	1 Day SONIA(2)(A)/ 5.200%	5,378	4,298	(1,080)
GBP	1,410	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 5.200%	388,430	393,096	4,666
GBP	298	06/20/34	3.531%(A)	1 Day SONIA(2)(A)/ 5.200%	(206)	(2,804)	(2,598)
GBP	125	12/18/34	3.906%(A)	1 Day SONIA(1)(A)/ 5.200%	(179)	(1,237)	(1,058)
GBP	3,380	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 5.200%	1,083,383	1,180,543	97,160
GBP	2,845	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 5.200%	(809,638)	(1,056,654)	(247,016)
GBP	1,240	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	169,074	(525,854)	(694,928)
GBP	1,045	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 5.200%	57,189	462,470	405,281
GBP	650	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 5.200%	310,954	298,623	(12,331)
GBP	3,880	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	661,145	(1,961,420)	(2,622,565)
GBP	305	05/08/52	1.250%(A)	1 Day SONIA(1)(A)/ 5.200%	44,587	176,089	131,502
HKD	8,969	09/19/25	4.530%(Q)	3 Month HIBOR(1)(Q)/ 4.754%	1,551	(991)	(2,542)
HUF	100,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.810%	—	(59,037)	(59,037)
ILS	1,275	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.485%	—	(66,978)	(66,978)
JPY	395,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(544)	(1,354)	(810)
JPY	225,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ 0.076%	—	425	425
JPY	225,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(3,804)	(6,429)	(2,625)
JPY	160,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(7,313)	(10,183)	(2,870)
JPY	290,761	06/19/27	0.470%(A)	1 Day TONAR(1)(A)/ 0.076%	1,392	3,287	1,895
JPY	150,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.076%	15,106	16,972	1,866
JPY	640,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(79,552)	(108,337)	(28,785)
JPY	131,500	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.076%	—	(9,841)	(9,841)
JPY	61,359	09/16/29	0.719%(A)	1 Day TONAR(2)(A)/ 0.076%	(192)	(1,986)	(1,794)
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.076%	28,861	26,076	(2,785)
JPY	502,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.076%	7,874	(180,234)	(188,108)
JPY	19,935	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.076%	6,247	8,279	2,032
JPY	15,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.076%	(4,362)	(7,071)	(2,709)
JPY	55,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.076%	(29,458)	(31,170)	(1,712)
JPY	20,867	12/18/34	1.060%(A)	1 Day TONAR(2)(A)/ 0.076%	461	(829)	(1,290)
JPY	273,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.076%	6,227	(178,616)	(184,843)
JPY	25,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.076%	(22,549)	(21,545)	1,004
JPY	361,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.076%	9,540	(402,258)	(411,798)
JPY	15,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.076%	(18,534)	(18,830)	(296)
JPY	75,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.076%	9,149	(108,683)	(117,832)
JPY	30,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.076%	(41,720)	(44,191)	(2,471)
JPY	30,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.076%	(45,141)	(46,424)	(1,283)
JPY	330,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.076%	37,503	(553,683)	(591,186)
JPY	60,000	07/08/52	0.450%(A)	1 Day TONAR(1)(A)/ 0.076%	74,035	104,253	30,218
JPY	25,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.076%	—	20,492	20,492
JPY	35,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.076%	4,323	5,674	1,351
KRW	1,070,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	1,833	1,833
KRW	120,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	(174)	(174)
KRW	329,506	09/19/29	3.311%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	2,098	2,098
KRW	329,756	09/19/29	3.389%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	2,967	2,967
KRW	2,410,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	(175,466)	(175,466)
KRW	816,265	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	(7,159)	142	7,301
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	3,505	3,505
MXN	5,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	(8)	(27,789)	(27,781)
NOK	20,771	03/20/29	3.780%(A)	6 Month NIBOR(2)(S)/ 4.850%	(8,538)	(23,014)	(14,476)
NOK	3,198	09/18/29	3.563%(A)	6 Month NIBOR(2)(S)/ 4.850%	(535)	(4,462)	(3,927)
NOK	5,150	12/17/29	3.594%(A)	6 Month NIBOR(1)(S)/ 4.850%	(361)	(64)	297
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.850%	—	(28,556)	(28,556)
NOK	2,459	03/20/34	3.910%(A)	6 Month NIBOR(2)(S)/ 4.850%	223	1,355	1,132

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	1,614	12/18/34	3.590%(A)	6 Month NIBOR(1)(S)/ 4.850%	$(141)	$1,666	$1,807
NZD	1,081	12/18/29	4.406%(S)	3 Month BBR(1)(Q)/ 5.630%	(1,869)	(2,467)	(598)
NZD	695	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.630%	—	(66,119)	(66,119)
NZD	514	06/19/34	4.410%(S)	3 Month BBR(1)(Q)/ 5.630%	(971)	2,389	3,360
NZD	641	12/19/34	4.688%(S)	3 Month BBR(2)(Q)/ 5.630%	1,298	1,093	(205)
PLN	1,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 5.860%	—	(78,422)	(78,422)
SEK	24,060	03/20/29	2.660%(A)	3 Month STIBOR(1)(Q)/ 3.707%	3,335	(20,375)	(23,710)
SEK	4,861	06/17/29	2.406%(A)	3 Month STIBOR(2)(Q)/ 3.707%	(103)	805	908
SEK	3,133	12/18/29	2.719%(A)	3 Month STIBOR(2)(Q)/ 3.707%	157	3,407	3,250
SEK	4,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 3.707%	—	(49,839)	(49,839)
SEK	1,533	09/18/34	2.719%(A)	3 Month STIBOR(2)(Q)/ 3.707%	229	1,886	1,657
SGD	600	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.433%	(1,823)	(55,916)	(54,093)
THB	22,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(50,957)	(50,957)
THB	9,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	4,628	4,628
THB	8,370	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	2,480	2,480
TWD	35,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.628%	—	18,060	18,060
TWD	7,820	09/18/29	1.921%(Q)	3 Month TAIBOR(1)(Q)/ 1.628%	—	(86)	(86)
	19,385	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(11,410)	(11,410)
	41,570	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(70,031)	(70,031)
	115,635	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(92,062)	(92,062)
	17,880	10/04/24	5.472%(T)	1 Day SOFR(2)(T)/ 5.330%	—	2,917	2,917
	12,932	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(45,036)	(45,036)
	16,536	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(30,353)	(30,353)
	43,026	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(87,970)	(87,970)
	4,520	04/11/25	5.220%(T)	1 Day SOFR(2)(T)/ 5.330%	608	(685)	(1,293)
	3,930	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 5.330%	—	1,726	1,726
	129,495	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(53,586)	(53,586)
	40,260	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	290,523	290,523
	1,200	09/18/25	4.840%(T)	1 Day SOFR(2)(T)/ 5.330%	(1,859)	411	2,270
	2,010	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 5.330%	—	5,067	5,067
	66,340	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.330%	—	9,960	9,960
	8,465	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	1,566	14,996	13,430
	3,315	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	—	5,872	5,872
	695	03/20/27	4.250%(A)	1 Day SOFR(2)(A)/ 5.330%	(263)	(4,503)	(4,240)
	28,140	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.330%	10,035	82,994	72,959
	3,330	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.330%	—	490,512	490,512
	1,810	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(4,145)	(4,145)
	1,730	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 5.330%	—	6,493	6,493
	17,515	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.330%	(18,623)	(115,090)	(96,467)
	850	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(1,503)	(1,503)
	478	06/17/29	3.688%(A)	1 Day SOFR(1)(A)/ 5.330%	(683)	(167)	516
	636	09/18/29	3.906%(A)	1 Day SOFR(1)(A)/ 5.330%	(75)	1,845	1,920
	254	09/18/29	4.044%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(814)	(814)
	400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(649)	(649)
	153	09/18/34	3.813%(A)	1 Day SOFR(1)(A)/ 5.330%	403	904	501
	2,235	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(71,301)	(71,301)
	770	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 5.330%	(313,095)	(304,346)	8,749
	220	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(11,829)	(11,829)
	420	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 5.330%	(2,476)	9,534	12,010
	2,590	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.330%	1,182,250	1,096,848	(85,402)
	710	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.330%	311,266	300,680	(10,586)
	455	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 5.330%	4,698	(13,668)	(18,366)
	690	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 5.330%	3,109	(1,104)	(4,213)

					$1,193,146	$(3,558,877)	$(4,752,023)

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH 1,200	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	$5,331	$—	$5,331	MSI
CNH 700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	3,053	—	3,053	MSI
MYR 8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	(35,594)	(63)	(35,531)	HSBC

				$(27,210)	$(63)	$(27,147)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg Commodity Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 5.315%	BOA	03/31/25	4,098	$(1,815)	$—	$ (1,815)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(21,066)	557,094	—	557,094
U.S. Treasury Bond(T)	1 Day USOIS -35bps(T)/ 4.980%	JPM	09/09/24	2,790	(42,479)	—	(42,479)

					$512,800	$—	$512,800

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$165,414	$(56,664)	$627,618	$(264,371)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$2,884,595
GS	—	15,072,319
JPS	—	8,782,141
MSC	—	98,841

Total	$—	$26,837,896

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$229,354,507	$—	$—
Fixed Income	1,093,195,222	—	—
International Equity	1,086,143	—	—
Common Stocks	564,128,292	182,252,912	—	**
Preferred Stocks	69,688	676,387	—
Unaffiliated Exchange-Traded Funds	160,912,164	—	—
Warrants	—	—	—	**
Asset-Backed Securities
Automobiles	—	3,895,169	—
Collateralized Loan Obligations	—	356,267,790	—
Consumer Loans	—	2,632,238	—
Credit Cards	—	634,349	—
Home Equity Loans	—	156,406	—
Residential Mortgage-Backed Securities	—	78,840	—
Student Loans	—	185,785	—
Commercial Mortgage-Backed Securities	—	12,366,839	—
Corporate Bonds	—	234,271,824	—
Floating Rate and Other Loans	—	8,679,134	—
Municipal Bonds	—	1,272,939	—
Residential Mortgage-Backed Securities	—	3,540,067	—
Sovereign Bonds	—	63,287,567	—
U.S. Government Agency Obligations	—	20,340,724	—
U.S. Treasury Obligations	—	107,418,419	—
Short-Term Investments
Affiliated Mutual Funds	462,852,640	—	—
Commercial Paper	—	2,192,266	—
Foreign Treasury Obligation	—	839,026	—
U.S. Treasury Obligations	—	20,691,513	—
Unaffiliated Fund	2,352,310	—	—
Options Purchased	—	6,289	—

Total	$2,513,950,966	$1,021,686,483	$—	**

Liabilities
Option Written	$—	$(1,904)	$—

Other Financial Instruments*
Assets
Futures Contracts	$3,992,269	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	4,640,391	—
OTC Credit Default Swap Agreements	—	93,176	—
Centrally Cleared Inflation Swap Agreement	—	892	—
OTC Inflation Swap Agreements	—	50,524	—
Centrally Cleared Interest Rate Swap Agreements	—	5,144,181	—

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Interest Rate Swap Agreements	$—	$8,384	$—
OTC Total Return Swap Agreement	—	557,094	—

Total	$3,992,269	$10,494,642	$—

Liabilities
Forward Commitment Contracts	$—	$(2,534,380)	$—
Futures Contracts	(522,062)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,981,810)	—
Centrally Cleared Credit Default Swap Agreement	—	(12,537)	—
OTC Credit Default Swap Agreements	—	(69,660)	—
Centrally Cleared Inflation Swap Agreement	—	(4,012)	—
OTC Inflation Swap Agreements	—	(87,633)	—
Centrally Cleared Interest Rate Swap Agreements	—	(9,896,204)	—
OTC Interest Rate Swap Agreement	—	(35,594)	—
OTC Total Return Swap Agreements	—	(44,294)	—

Total	$(522,062)	$ (15,666,124)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	51.1%
Collateralized Loan Obligations	10.2
Unaffiliated Exchange-Traded Funds	4.6
U.S. Treasury Obligations	3.7
Banks	2.2
Semiconductors & Semiconductor Equipment	2.1
Sovereign Bonds	1.8
Software	1.7
Pharmaceuticals	1.3
Technology Hardware, Storage & Peripherals	1.1
Interactive Media & Services	1.0
Oil, Gas & Consumable Fuels	0.9
Insurance	0.8
Broadline Retail	0.7
Capital Markets	0.6
Electric	0.6
U.S. Government Agency Obligations	0.6
Aerospace & Defense	0.6
Financial Services	0.6
Machinery	0.5
Automobiles	0.5
Media	0.4
Health Care Providers & Services	0.4
Health Care Equipment & Supplies	0.4
Hotels, Restaurants & Leisure	0.4
Biotechnology	0.4
Diversified Financial Services	0.4
Specialty Retail	0.4
Entertainment	0.4

Oil & Gas	0.4%
Commercial Mortgage-Backed Securities	0.4
Consumer Staples Distribution & Retail	0.3
Chemicals	0.3
Electric Utilities	0.3
Electrical Equipment	0.3
Beverages	0.3
Metals & Mining	0.3
Foods	0.3
Textiles, Apparel & Luxury Goods	0.3
Pipelines	0.3
Commercial Services	0.3
Food Products	0.3
Telecommunications	0.3
Home Builders	0.2
Retail	0.2
Real Estate Investment Trusts (REITs)	0.2
Real Estate	0.2
Household Products	0.2
Ground Transportation	0.2
IT Services	0.2
Life Sciences Tools & Services	0.2
Diversified Telecommunication Services	0.2
Healthcare-Services	0.2
Electronic Equipment, Instruments & Components	0.2
Professional Services	0.2
Multi-Utilities	0.2
Building Products	0.2
Auto Manufacturers	0.2
Industrial Conglomerates	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Industry Classification (continued):

Specialized REITs	0.1%
Building Materials	0.1
Communications Equipment	0.1
Trading Companies & Distributors	0.1
Personal Care Products	0.1
Construction Materials	0.1
Consumer Finance	0.1
Residential Mortgage-Backed Securities	0.1
Tobacco	0.1
Air Freight & Logistics	0.1
Commercial Services & Supplies	0.1
Apparel	0.1
Leisure Time	0.1
Healthcare-Products	0.1
Household Durables	0.1
Auto Parts & Equipment	0.1
Lodging	0.1
Energy Equipment & Services	0.1
Consumer Loans	0.1
Computers	0.1
Transportation	0.1
Real Estate Management & Development	0.1
Industrial REITs	0.1
Airlines	0.1
Unaffiliated Fund	0.1
Commercial Paper	0.1
Multi-National	0.1
Wireless Telecommunication Services	0.1
Distribution/Wholesale	0.1
Automobile Components	0.1
Agriculture	0.1
Residential REITs	0.1
Construction & Engineering	0.1
Electronics	0.1
Passenger Airlines	0.0	*
Retail REITs	0.0	*
Semiconductors	0.0	*
Health Care REITs	0.0	*
Gas Utilities	0.0	*
Municipal Bonds	0.0	*
Mining	0.0	*

Independent Power & Renewable Electricity Producers	0.0	*%
Marine Transportation	0.0	*
Packaging & Containers	0.0	*
Engineering & Construction	0.0	*
Miscellaneous Manufacturing	0.0	*
Machinery-Diversified	0.0	*
Gas	0.0	*
Trucking & Leasing	0.0	*
Containers & Packaging	0.0	*
Foreign Treasury Obligation	0.0	*
Housewares	0.0	*
Environmental Control	0.0	*
Leisure Products	0.0	*
Transportation Infrastructure	0.0	*
Credit Cards	0.0	*
Distributors	0.0	*
Hotel & Resort REITs	0.0	*
Diversified REITs	0.0	*
Office/Business Equipment	0.0	*
Investment Companies	0.0	*
Office REITs	0.0	*
Internet	0.0	*
Paper & Forest Products	0.0	*
Hand/Machine Tools	0.0	*
Holding Companies-Diversified	0.0	*
Student Loans	0.0	*
Home Equity Loans	0.0	*
Health Care Technology	0.0	*
Cosmetics/Personal Care	0.0	*
Diversified Consumer Services	0.0	*
Water	0.0	*
Forest Products & Paper	0.0	*
Water Utilities	0.0	*
Option Purchased	0.0	*

	101.3
Option Written	(0.0	)*
Liabilities in excess of other assets	(1.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Commodity contracts	—	$—	Unrealized depreciation on OTC swap agreements	$1,815

Credit contracts	—	—	Due from/to broker-variation margin swaps	12,537*

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$165,414		Premiums received for OTC swap agreements	$56,601
Credit contracts	Unaffiliated investments	6,289		Options written outstanding, at value	1,904
Credit contracts	Unrealized appreciation on OTC swap agreements	11,616		Unrealized depreciation on OTC swap agreements	96,913
Equity contracts	Due from/to broker-variation margin futures	680,260	*	—	—
Foreign exchange contracts	Due from/to broker-variation margin futures	716,976	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	4,640,391		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,981,810
Interest rate contracts	Due from/to broker-variation margin futures	2,595,033	*	Due from/to broker-variation margin futures	522,062	*
Interest rate contracts	Due from/to broker-variation margin swaps	5,145,073	*	Due from/to broker-variation margin swaps	9,900,216	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	63
Interest rate contracts	Unrealized appreciation on OTC swap agreements	616,002		Unrealized depreciation on OTC swap agreements	165,643

		$14,577,054			$13,739,564

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$(100,327)
Credit contracts	—	—	143,071
Equity contracts	24,921,050	—	—
Foreign exchange contracts	408,562	979,914	—
Interest rate contracts	(4,820,152)	—	(1,593,289)

Total	$20,509,460	$979,914	$(1,550,545)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$—	$—	$(1,815)

Credit contracts	(15)	4,418	—	—	25,081

Equity contracts	—	—	(6,994,855)	—	—

Foreign exchange contracts	—	—	1,611,222	6,202,268	—
Interest rate contracts	—	—	(20,271,518)	—	2,280,661

Total	$(15)	$4,418	$(25,655,151)	$6,202,268	$2,303,927

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$2,101
Options Written (2)	2,960,000
Futures Contracts - Long Positions (2)	1,015,292,282
Futures Contracts - Short Positions (2)	167,932,100
Forward Foreign Currency Exchange Contracts - Purchased (3)	331,878,510
Forward Foreign Currency Exchange Contracts - Sold (3)	502,921,884
Cross Currency Exchange Contracts (4)	1,701,643
Interest Rate Swap Agreements (2)	663,188,226
Credit Default Swap Agreements - Buy Protection (2)	20,944,879
Credit Default Swap Agreements - Sell Protection (2)	22,869,726
Total Return Swap Agreements (2)	24,899,415
Inflation Swap Agreements (2)	19,646,231

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$39,358,999	$(39,358,999)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$173,396	$(212,664)	$(39,268)	$39,268	$ —
BARC(5)	130,222	(166,384)	(36,162)	—	(36,162)
BNP(4)	44,938	(118,487)	(73,549)	73,549	—
BNP(5)	363,293	(231,454)	131,839	—	131,839
BOA(3)	—	(1,815)	(1,815)	—	(1,815)
BOA(4)	299,779	(62,967)	236,812	(236,812)	—
BOA(5)	40,741	(37,851)	2,890	—	2,890
CA(5)	9,904	—	9,904	—	9,904
CBA(5)	184	(1,613)	(1,429)	—	(1,429)
CIBC(5)	3,734	—	3,734	—	3,734
CITI(4)	297,230	(119,334)	177,896	(177,896)	—
CITI(5)	175,690	(119,578)	56,112	—	56,112
DB(4)	10,587	(35,638)	(25,051)	—	(25,051)
DB(5)	907,742	(519,630)	388,112	—	388,112
GSI(4)	720,395	(504,485)	215,910	(215,910)	—
GSI(5)	108,372	(115,229)	(6,857)	—	(6,857)
HSBC(4)	98,941	(65,768)	33,173	(33,173)	—
HSBC(5)	8,517	(50,317)	(41,800)	—	(41,800)
JPM(4)	442,423	(175,648)	266,775	(266,775)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPM(5)	$135,302	$(199,083)	$(63,781)	$—	$(63,781)
MSI(4)	374,565	(98,979)	275,586	(239,773)	35,813
MSI(5)	131,859	(110,592)	21,267	—	21,267
NOM(5)	—	(11,009)	(11,009)	—	(11,009)
NWM(5)	1,489	(162)	1,327	—	1,327
RBC(5)	44,712	(33,296)	11,416	—	11,416
SCB(5)	6,015	(1,806)	4,209	—	4,209
SG(5)	10,025	(9,473)	552	—	552
SSB(4)	453,678	(14,317)	439,361	(439,361)	—
SSB(5)	84,092	(55,721)	28,371	—	28,371
TD(4)	14,052	(5,654)	8,398	—	8,398
TD(5)	76,376	(42,017)	34,359	—	34,359
UAG(4)	40,790	—	40,790	—	40,790
UAG(5)	226,013	(181,785)	44,228	—	44,228
WBC(5)	4,656	(1,993)	2,663	—	2,663

	$5,439,712	$(3,304,749)	$2,134,963	$(1,496,883)	$638,080

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income
(5)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $39,358,999:
Affiliated investments (cost $1,685,321,088)	$1,786,488,512
Unaffiliated investments (cost $1,670,148,321)	1,749,148,937
Foreign currency, at value (cost $1,370,949)	1,370,303
Receivable for investments sold	15,059,283
Dividends and interest receivable	10,296,708
Unrealized appreciation on OTC forward foreign currency exchange contracts	4,640,391
Tax reclaim receivable	1,099,352
Unrealized appreciation on OTC swap agreements	627,618
Premiums paid for OTC swap agreements	165,414
Due from broker-variation margin futures	14,478
Due from broker-variation margin swaps	7,258
Receivable from affiliate	6,525
Receivable for Portfolio shares sold	1,870
Prepaid expenses and other assets	9,606

Total Assets	3,568,936,255

LIABILITIES
Payable to broker for collateral for securities on loan	40,154,931
Payable for investments purchased	23,148,192
Payable for Portfolio shares purchased	4,163,034
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,981,810
Due to broker-variation margin futures	2,593,420
Forward commitment contracts, at value (proceeds receivable $2,535,189)	2,534,380
Management fee payable	776,428
Accrued expenses and other liabilities	554,166
Payable to affiliate	275,724
Unrealized depreciation on OTC swap agreements	264,371
Distribution fee payable	136,503
Payable to custodian	109,531
Premiums received for OTC swap agreements	56,664
Due to broker-variation margin swaps	20,239
Foreign capital gains tax liability accrued	8,267
Options written outstanding, at value (premiums received $6,322)	1,904
Trustees’ fees payable	742
Affiliated transfer agent fee payable	707

Total Liabilities	77,781,013

NET ASSETS	$3,491,155,242

Net assets were comprised of:
Partners’ Equity	$3,491,155,242

Net asset value and redemption price per share, $3,491,155,242 / 169,526,687 outstanding shares of beneficial interest	$20.59

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $15,915 foreign withholding tax)	$21,092,789
Affiliated dividend income	14,668,012
Unaffiliated dividend income (net of $493,580 foreign withholding tax, of which $58,036 is reimbursable by an affiliate)	9,337,225
Income from securities lending, net (including affiliated income of $50,566)	54,853

Total income	45,152,879

EXPENSES
Management fee	10,923,705
Distribution fee	4,373,961
Custodian and accounting fees	356,056
Audit fee	55,346
Trustees’ fees	32,532
Professional fees	24,677
Shareholders’ reports	10,616
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	62,200

Total expenses	15,843,588
Less: Fee waiver and/or expense reimbursement	(1,063,320)
Distribution fee waiver	(283,246)

Net expenses	14,497,022

NET INVESTMENT INCOME (LOSS)	30,655,857

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,270,412) (net of foreign capital gains taxes $(15,625))	51,975,988
Futures transactions	20,509,460
Forward and cross currency contract transactions	979,914
Swap agreements transactions	(1,550,545)
Foreign currency transactions	(2,177,646)

69,737,171

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $26,554,852) (net of change in foreign capital gains taxes $(1,568))	62,729,118
Futures	(25,655,151)
Forward and cross currency contracts	6,202,268
Options written	4,418
Swap agreements	2,303,927
Foreign currencies	(695,673)

44,888,907

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	114,626,078

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$145,281,935

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$30,655,857	$64,788,928
Net realized gain (loss) on investment and foreign currency transactions	69,737,171	(104,943,616)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	44,888,907	415,169,570

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	145,281,935	375,014,882

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,561,251 and 53,391,496 shares, respectively]	112,388,221	994,789,084
Portfolio shares purchased [19,083,879 and 71,621,949 shares, respectively]	(380,421,306)	(1,309,566,016)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(268,033,085)	(314,776,932)

TOTAL INCREASE (DECREASE)	(122,751,150)	60,237,950
NET ASSETS:
Beginning of period	3,613,906,392	3,553,668,442

End of period	$3,491,155,242	$3,613,906,392

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$19.74		$17.66	$20.93	$19.70	$18.06	$15.74

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.34	0.21	0.02	(0.01)	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.68		1.74	(3.48)	1.21	1.65	2.31

Total from investment operations	0.85		2.08	(3.27)	1.23	1.64	2.32

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$20.59		$19.74	$17.66	$20.93	$19.70	$18.06

Total Return(d)	4.31%		11.78%	(15.62)%	6.24%	9.08%	14.74	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,491		$3,614	$3,554	$6,028	$6,487	$6,407
Average net assets (in millions)	$3,518		$3,518	$4,535	$6,263	$6,109	$6,305
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.83	%(g)	0.84%	0.82%	0.45%	0.16%	0.16%
Expenses before waivers and/or expense reimbursement	0.91	%(g)	0.91%	0.90%	0.57%	0.16%	0.16%
Net investment income (loss)	1.75	%(g)	1.84%	1.12%	0.10%	(0.08)%	0.05%
Portfolio turnover rate(h)(i)	34%		85%	69%	79%	41%	26%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 85.3%
AFFILIATED MUTUAL FUND — 11.2%
Fixed Income
AST PGIM Fixed Income Central Portfolio*	153,315,850	$1,648,145,384

(cost $1,548,580,913)(wa)
COMMON STOCKS — 59.1%
Aerospace & Defense — 1.1%
AAR Corp.*	4,400	319,880
Airbus SE (France)	43,169	5,924,803
Axon Enterprise, Inc.*	5,055	1,487,383
BAE Systems PLC (United Kingdom)	276,111	4,599,081
Bharat Electronics Ltd. (India)	18,036	66,005
Boeing Co. (The)*(a)	94,864	17,266,197
BWX Technologies, Inc.	2,148	204,060
Curtiss-Wright Corp.	40,553	10,989,052
Elbit Systems Ltd. (Israel)	2,950	513,334
Embraer SA (Brazil), ADR*	22,337	576,295
General Dynamics Corp.	11,453	3,322,973
General Electric Co.	232,326	36,932,864
Hexcel Corp.	34,593	2,160,333
Hindustan Aeronautics Ltd. (India)	3,563	224,723
Howmet Aerospace, Inc.(a)	150,085	11,651,099
Huntington Ingalls Industries, Inc.	1,785	439,699
Kongsberg Gruppen ASA (Norway)	26,265	2,138,843
L3Harris Technologies, Inc.	47,305	10,623,757
Lockheed Martin Corp.	12,024	5,616,410
Moog, Inc. (Class A Stock)	3,300	552,090
MTU Aero Engines AG (Germany)	1,140	290,647
Northrop Grumman Corp.	38,018	16,573,947
Rheinmetall AG (Germany)	5,490	2,797,790
Rolls-Royce Holdings PLC (United Kingdom)*	1,135,282	6,520,197
RTX Corp.	89,851	9,020,142
Saab AB (Sweden) (Class B Stock)	44,176	1,061,322
Safran SA (France)	52,646	11,095,588
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	3,036	99,793
Textron, Inc.	8,860	760,720
Thales SA (France)	3,794	606,919
TransDigm Group, Inc.	2,193	2,801,799
Triumph Group, Inc.*	52,500	809,025
Woodward, Inc.	1,724	300,631

		168,347,401

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	4,660	410,639
Deutsche Post AG (Germany)	62,212	2,526,238
Expeditors International of Washington, Inc.	5,966	744,497
FedEx Corp.	64,989	19,486,302
GXO Logistics, Inc.*	3,538	178,669
Hyundai Glovis Co. Ltd. (South Korea)	5,022	796,558
SAL Saudi Logistics Services (Saudi Arabia)	130	10,463
United Parcel Service, Inc. (Class B Stock)(a)	83,163	11,380,857

		35,534,223

	Shares	Value

COMMON STOCKS (continued)
Automobile Components — 0.2%
Aptiv PLC*	97,806	$6,887,498
BorgWarner, Inc.	10,993	354,414
Bridgestone Corp. (Japan)	7,800	307,783
Cie Generale des Etablissements Michelin SCA (France)(a)	122,721	4,743,303
Dana, Inc.	26,800	324,816
Denso Corp. (Japan)	118,500	1,849,671
Dorman Products, Inc.*	1,399	127,980
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	3,200	18,537
Gentex Corp.(a)	6,868	231,520
Goodyear Tire & Rubber Co. (The)*	118,400	1,343,840
Hankook Tire & Technology Co. Ltd. (South Korea)	29,057	949,558
Hyundai Mobis Co. Ltd. (South Korea)	3,115	565,912
Johnson Electric Holdings Ltd. (Hong Kong)	159,500	240,730
Lear Corp.	1,698	193,929
QuantumScape Corp.*(a)	10,004	49,220
Samvardhana Motherson International Ltd. (India)	14,000	31,875
Sumitomo Electric Industries Ltd. (Japan)	112,500	1,758,883
TPR Co. Ltd. (Japan)	120,800	1,924,877
Visteon Corp.*	15,900	1,696,530

		23,600,876

Automobiles — 1.0%
Bajaj Auto Ltd. (India)	318	36,227
Bayerische Motoren Werke AG (Germany)	30,415	2,876,998
BYD Co. Ltd. (China) (Class H Stock)	64,320	1,910,230
Eicher Motors Ltd. (India)	384	21,503
Ferrari NV (Italy)	28,312	11,553,888
Ford Motor Co.	1,242,867	15,585,552
Geely Automobile Holdings Ltd. (China)	7,000	7,871
General Motors Co.	412,153	19,148,628
Great Wall Motor Co. Ltd. (China) (Class H Stock)	12,500	19,231
Harley-Davidson, Inc.(a)	72,594	2,434,803
Honda Motor Co. Ltd. (Japan)	312,900	3,363,673
Hyundai Motor Co. (South Korea)	3,305	704,817
Kia Corp. (South Korea)	11,890	1,112,564
Lucid Group, Inc.*(a)	22,715	59,286
Mahindra & Mahindra Ltd. (India)	89,984	3,088,932
Maruti Suzuki India Ltd. (India)	175	25,232
Mazda Motor Corp. (Japan)	185,900	1,792,263
Mercedes-Benz Group AG (Germany)	56,156	3,886,643
Rivian Automotive, Inc. (Class A Stock)*(a)	20,226	271,433
Stellantis NV	162,356	3,209,568
Subaru Corp. (Japan)	115,200	2,449,769
Suzuki Motor Corp. (Japan)	50,400	581,849
Tata Motors Ltd. (India)	28,789	341,120
Tata Motors Ltd. (India) (Class A Stock)	2,369	18,875
Tesla, Inc.*	281,237	55,651,178
Thor Industries, Inc.(a)	1,547	144,567
Toyota Motor Corp. (Japan)	710,400	14,575,615
TVS Motor Co. Ltd. (India)	29,570	837,411

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Automobiles (cont’d.)
Volkswagen AG (Germany)	1,859	$222,753
Volvo Car AB (Sweden) (Class B Stock)*	173,600	536,770

		146,469,249

Banks — 3.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	125,111	2,054,782
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	15,962	34,774
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	84,820	267,656
AIB Group PLC (Ireland)	335,677	1,772,741
Akbank TAS (Turkey)	591,637	1,157,574
Amalgamated Financial Corp.	32,700	895,980
Ameris Bancorp	22,400	1,127,840
ANZ Group Holdings Ltd. (Australia)	163,809	3,077,595
Arab National Bank (Saudi Arabia)	17,484	94,618
Associated Banc-Corp.(a)	49,300	1,042,695
Axos Financial, Inc.*	19,400	1,108,710
Banc of California, Inc.(a)	96,400	1,231,992
Banco Bilbao Vizcaya Argentaria SA (Spain)	655,043	6,575,643
Banco BPM SpA (Italy)	345,804	2,225,526
Banco Bradesco SA (Brazil)	8,132	16,293
Banco de Chile (Chile)	239,785	26,757
Banco del Bajio SA (Mexico), 144A	75,400	229,971
Banco do Brasil SA (Brazil)	153,400	730,764
Banco Santander SA (Spain)	1,309,442	6,092,538
Bancolombia SA (Colombia)	1,791	15,231
Bank Central Asia Tbk PT (Indonesia)	2,407,715	1,456,887
Bank Hapoalim BM (Israel)	141,125	1,246,360
Bank Leumi Le-Israel BM (Israel)	119,529	974,351
Bank Mandiri Persero Tbk PT (Indonesia)	266,100	99,552
Bank of America Corp.	1,036,793	41,233,258
Bank of Baroda (India)	13,545	44,644
Bank of Beijing Co. Ltd. (China) (Class A Stock)	84,996	67,923
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,010,000	791,720
Bank of Hangzhou Co. Ltd. (China) (Class A Stock)	37,200	66,436
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	46,500	66,132
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	65,000	64,597
Bank OZK	3,057	125,337
Bank Polska Kasa Opieki SA (Poland)	1,495	62,205
BankUnited, Inc.	94,925	2,778,455
Banque Saudi Fransi (Saudi Arabia)	3,198	30,310
Barclays PLC (United Kingdom)	1,810,434	4,783,923
BayCom Corp.	22,200	451,770
BNP Paribas SA (France)	81,994	5,243,689
BOC Hong Kong Holdings Ltd. (China)	737,500	2,275,700
BOK Financial Corp.	675	61,857
Brookline Bancorp, Inc.	37,581	313,801
Byline Bancorp, Inc.	17,700	420,198
CaixaBank SA (Spain)	584,183	3,102,328

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Canara Bank (India)	50,369	$72,002
Capitol Federal Financial, Inc.	54,000	296,460
Central Pacific Financial Corp.	4,800	101,760
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	756,000	484,367
China Construction Bank Corp. (China) (Class H Stock)	1,554,000	1,148,751
China Everbright Bank Co. Ltd. (China) (Class H Stock)	1,550,000	481,791
CIMB Group Holdings Bhd (Malaysia)	34,000	48,986
Citigroup, Inc.	86,508	5,489,798
Citizens Financial Group, Inc.	280,352	10,101,083
Columbia Banking System, Inc.	6,012	119,579
Comerica, Inc.	3,771	192,472
Commerce Bancshares, Inc.(a)	3,388	188,983
Commerzbank AG (Germany)	63,324	960,514
Commonwealth Bank of Australia (Australia)	98,572	8,350,170
ConnectOne Bancorp, Inc.	7,800	147,342
Credit Agricole SA (France)	124,057	1,693,951
CrossFirst Bankshares, Inc.*	15,600	218,712
Cullen/Frost Bankers, Inc.	1,679	170,637
Customers Bancorp, Inc.*	20,500	983,590
DBS Group Holdings Ltd. (Singapore)	156,150	4,112,804
Dime Community Bancshares, Inc.	42,900	875,160
DNB Bank ASA (Norway)	61,456	1,205,821
Dubai Islamic Bank PJSC (United Arab Emirates)	28,752	44,938
Eagle Bancorp, Inc.	5,300	100,170
East West Bancorp, Inc.(a)	52,018	3,809,278
Eastern Bankshares, Inc.(a)	99,730	1,394,225
Emirates NBD Bank PJSC (United Arab Emirates)	67,407	302,842
Erste Group Bank AG (Austria)	48,881	2,313,789
Fifth Third Bancorp	30,845	1,125,534
Financial Institutions, Inc.	37,800	730,296
First Abu Dhabi Bank PJSC (United Arab Emirates)	22,000	74,580
First Citizens BancShares, Inc. (Class A Stock)(a)	297	500,032
First Financial Bancorp	22,400	497,728
First Foundation, Inc.	62,000	406,100
First Hawaiian, Inc.	3,740	77,642
First Horizon Corp.(a)	15,463	243,851
First Interstate BancSystem, Inc. (Class A Stock)	3,733	103,665
Flushing Financial Corp.	53,500	703,525
FNB Corp.	10,200	139,536
Fulton Financial Corp.	11,800	200,364
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	31,400	244,369
Haci Omer Sabanci Holding A/S (Turkey)	300,058	886,556
Hana Financial Group, Inc. (South Korea)	26,750	1,176,466
HDFC Bank Ltd. (India)	1,776	35,865
Heritage Financial Corp.	4,916	88,635
Hilltop Holdings, Inc.	3,349	104,757
HomeTrust Bancshares, Inc.	14,500	435,435

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Hope Bancorp, Inc.	84,900	$911,826
Horizon Bancorp, Inc.	8,400	103,908
HSBC Holdings PLC (United Kingdom)	1,507,544	13,013,136
Huaxia Bank Co. Ltd. (China) (Class A Stock)	69,900	61,243
Huntington Bancshares, Inc.	83,311	1,098,039
ICICI Bank Ltd. (India)	10,989	158,169
Independent Bank Group, Inc.	17,600	801,152
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	297,000	176,531
Industrial Bank Co. Ltd. (China) (Class A Stock)	31,700	76,447
Industrial Bank of Korea (South Korea)	354,345	3,607,450
ING Groep NV (Netherlands)	329,615	5,663,663
Intesa Sanpaolo SpA (Italy)	1,697,531	6,308,728
Japan Post Bank Co. Ltd. (Japan)	132,400	1,257,134
JPMorgan Chase & Co.	394,754	79,842,944
Kasikornbank PCL (Thailand)	9,200	31,371
KB Financial Group, Inc. (South Korea)	15,222	865,829
KBC Group NV (Belgium)	8,350	588,362
KeyCorp(a)	41,899	595,385
Lloyds Banking Group PLC (United Kingdom)	3,930,176	2,710,704
M&T Bank Corp.	7,521	1,138,379
Malayan Banking Bhd (Malaysia)	45,000	95,008
Mediobanca Banca di Credito Finanziario SpA (Italy)	32,400	474,273
Metropolitan Bank & Trust Co. (Philippines)	9,240	10,665
MidWestOne Financial Group, Inc.	19,700	443,053
Mitsubishi UFJ Financial Group, Inc. (Japan)	711,100	7,674,210
Mizuho Financial Group, Inc. (Japan)	119,000	2,504,640
MVB Financial Corp.	22,400	417,536
National Australia Bank Ltd. (Australia)	215,489	5,196,569
National Bank of Greece SA (Greece)*	4,167	34,621
NatWest Group PLC (United Kingdom)	1,530,602	6,021,536
Nedbank Group Ltd. (South Africa)	21,517	304,614
Nordea Bank Abp (Finland)	420,976	5,018,464
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	959,873	12,372,763
Old National Bancorp(a)	19,500	335,205
Origin Bancorp, Inc.	3,200	101,504
OTP Bank Nyrt (Hungary)	1,265	62,747
Oversea-Chinese Banking Corp. Ltd. (Singapore)	337,400	3,582,981
Pathward Financial, Inc.	2,800	158,396
Peapack-Gladstone Financial Corp.	26,800	607,020
Ping An Bank Co. Ltd. (China) (Class A Stock)	6,500	9,023
Pinnacle Financial Partners, Inc.(a)	6,557	524,822
PNC Financial Services Group, Inc. (The)	145,893	22,683,444
Popular, Inc. (Puerto Rico)	82,728	7,315,637
Prosperity Bancshares, Inc.	2,565	156,824
Provident Financial Services, Inc.	19,800	284,130
QCR Holdings, Inc.	10,100	606,000
Regions Financial Corp.	41,629	834,245
Renasant Corp.	8,700	265,698

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Sandy Spring Bancorp, Inc.(a)	4,200	$102,312
Santander Bank Polska SA (Poland)	1,657	222,070
Saudi Awwal Bank (Saudi Arabia)	5,175	53,429
Sberbank of Russia PJSC (Russia)*^	83,328	—
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	62,500	70,370
Shinhan Financial Group Co. Ltd. (South Korea)	32,992	1,150,166
Simmons First National Corp. (Class A Stock)	55,000	966,900
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	91,966	1,359,687
Standard Bank Group Ltd. (South Africa)	7,312	85,140
Standard Chartered PLC (United Kingdom)	484,348	4,373,403
State Bank of India (India)	9,723	98,779
Sumitomo Mitsui Financial Group, Inc. (Japan)	67,100	4,504,083
Swedbank AB (Sweden) (Class A Stock)	80,084	1,649,591
Synovus Financial Corp.	4,168	167,512
Texas Capital Bancshares, Inc.*	13,100	800,934
TMBThanachart Bank PCL (Thailand)	896,800	41,697
Truist Financial Corp.	358,510	13,928,113
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	1,939,064	941,646
U.S. Bancorp	201,874	8,014,398
UMB Financial Corp.	14,600	1,217,932
UniCredit SpA (Italy)	220,263	8,151,058
United Overseas Bank Ltd. (Singapore)	88,300	2,036,757
Univest Financial Corp.	26,700	609,561
Veritex Holdings, Inc.	42,500	896,325
Webster Financial Corp.	4,849	211,368
Wells Fargo & Co.	497,902	29,570,400
Western Alliance Bancorp	14,167	889,971
Westpac Banking Corp. (Australia)	233,328	4,224,905
Wintrust Financial Corp.	27,857	2,745,586
Woori Financial Group, Inc. (South Korea)	88,286	941,999
Yapi ve Kredi Bankasi A/S (Turkey)	990,577	1,025,210
Zions Bancorp NA	4,120	178,684

		437,062,038

Beverages — 0.7%
Ambev SA (Brazil)	69,000	140,960
Anheuser-Busch InBev SA/NV (Belgium)	23,497	1,364,136
Asahi Group Holdings Ltd. (Japan)	31,700	1,121,692
Boston Beer Co., Inc. (The) (Class A Stock)*	4,913	1,498,711
Brown-Forman Corp. (Class A Stock)	750	33,097
Brown-Forman Corp. (Class B Stock)(a)	7,465	322,413
Carlsberg A/S (Denmark) (Class B Stock)	8,915	1,070,282
Coca-Cola Co. (The)	463,266	29,486,881
Coca-Cola Consolidated, Inc.	2,340	2,538,900

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Coca-Cola Europacific Partners PLC (United Kingdom)	10,500	$765,135
Coca-Cola HBC AG (Italy)*	31,667	1,077,761
Coca-Cola Icecek A/S (Turkey)	1,381	34,934
Constellation Brands, Inc. (Class A Stock)(a)	7,108	1,828,746
Diageo PLC (United Kingdom)	139,616	4,383,106
Keurig Dr. Pepper, Inc.	420,018	14,028,601
Kirin Holdings Co. Ltd. (Japan)	65,300	843,519
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	200	40,107
Luzhou Laojiao Co. Ltd. (China) (Class A Stock)	400	7,846
Molson Coors Beverage Co. (Class B Stock)(a)	8,450	429,513
Monster Beverage Corp.*	16,167	807,542
PepsiCo, Inc.	184,864	30,489,620
Pernod Ricard SA (France)	10,234	1,396,323
Primo Water Corp.	50,500	1,103,930
Varun Beverages Ltd. (India)	147,111	2,869,066

		97,682,821

Biotechnology — 1.1%
AbbVie, Inc.	315,250	54,071,680
ADMA Biologics, Inc.*	95,500	1,067,690
Agios Pharmaceuticals, Inc.*(a)	23,200	1,000,384
Alkermes PLC*(a)	62,700	1,511,070
Alnylam Pharmaceuticals, Inc.*(a)	459	111,537
Amgen, Inc.	60,572	18,925,721
Amicus Therapeutics, Inc.*	103,900	1,030,688
Apellis Pharmaceuticals, Inc.*	8,288	317,928
Arcutis Biotherapeutics, Inc.*	50,979	474,105
Biogen, Inc.*	6,588	1,527,230
BioMarin Pharmaceutical, Inc.*	4,984	410,333
Blueprint Medicines Corp.*(a)	14,300	1,541,254
Cabaletta Bio, Inc.*(a)	21,268	159,085
CareDx, Inc.*	26,600	413,098
Crinetics Pharmaceuticals, Inc.*(a)	9,299	416,502
CSL Ltd.	35,606	6,982,240
Cytokinetics, Inc.*	3,900	211,302
Day One Biopharmaceuticals, Inc.*(a)	18,900	260,442
Denali Therapeutics, Inc.*	30,100	698,922
Dyne Therapeutics, Inc.*	18,800	663,452
Editas Medicine, Inc.*	25,200	117,684
Enanta Pharmaceuticals, Inc.*	26,700	346,299
Exact Sciences Corp.*(a)	4,983	210,532
Exelixis, Inc.*	2,020	45,389
Fate Therapeutics, Inc.*	32,200	105,616
Genmab A/S (Denmark)*	4,861	1,218,135
Gilead Sciences, Inc.	56,670	3,888,129
GRAIL, Inc.*	559	8,592
Halozyme Therapeutics, Inc.*(a)	30,700	1,607,452
Humacyte, Inc.*(a)	58,400	280,320
Incyte Corp.*	6,867	416,278
Insmed, Inc.*	10,700	716,900
Ionis Pharmaceuticals, Inc.*	602	28,691
iTeos Therapeutics, Inc.*(a)	40,500	601,020
Kiniksa Pharmaceuticals International PLC*	37,600	701,992

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Krystal Biotech, Inc.*(a)	2,551	$468,466
MiMedx Group, Inc.*(a)	112,600	780,318
Mirati Therapeutics, Inc.^	1,574	—
Moderna, Inc.*	14,913	1,770,919
Morphic Holding, Inc.*(a)	13,200	449,724
Natera, Inc.*	33,118	3,586,348
Neurocrine Biosciences, Inc.*	27,300	3,758,391
Regeneron Pharmaceuticals, Inc.*	4,516	4,746,451
Relay Therapeutics, Inc.*	108,500	707,420
REVOLUTION Medicines, Inc.*(a)	4,900	190,169
Rocket Pharmaceuticals, Inc.*	37,900	815,987
Roivant Sciences Ltd.*	5,141	54,340
Syndax Pharmaceuticals, Inc.*	38,100	782,193
TG Therapeutics, Inc.*	21,000	373,590
Tourmaline Bio, Inc.	3,930	50,540
Travere Therapeutics, Inc.*	113,800	935,436
Twist Bioscience Corp.*	32,800	1,616,384
United Therapeutics Corp.*	12,777	4,070,113
Vanda Pharmaceuticals, Inc.*(a)	121,400	685,910
Vaxcyte, Inc.*(a)	11,900	898,569
Vertex Pharmaceuticals, Inc.*	56,335	26,405,341
Viking Therapeutics, Inc.*(a)	23,000	1,219,230
Vir Biotechnology, Inc.*	39,600	352,440
Voyager Therapeutics, Inc.*	17,500	138,425

		156,944,396

Broadline Retail — 2.2%
Alibaba Group Holding Ltd. (China)	57,556	518,743
Amazon.com, Inc.*	1,419,135	274,247,839
Dollarama, Inc. (Canada)	8,552	780,842
eBay, Inc.(a)	57,567	3,092,499
Etsy, Inc.*	3,481	205,309
JD.com, Inc. (China), ADR(a)	7,700	198,968
Kohl’s Corp.(a)	3,393	78,005
Macy’s, Inc.	8,200	157,440
MercadoLibre, Inc. (Brazil)*	14,120	23,204,808
MINISO Group Holding Ltd. (China), ADR	600	11,442
Naspers Ltd. (South Africa) (Class N Stock)	39	7,659
Next PLC (United Kingdom)	54,777	6,251,046
Nordstrom, Inc.(a)	3,466	73,549
Ollie’s Bargain Outlet Holdings, Inc.*	1,265	124,185
Pan Pacific International Holdings Corp. (Japan)	28,000	654,972
PDD Holdings, Inc. (China), ADR*	19,524	2,595,716
Prosus NV (China)*	119,721	4,257,098
Rakuten Group, Inc. (Japan)*	355,700	1,842,682
Vipshop Holdings Ltd. (China), ADR	15,600	203,112
Wesfarmers Ltd. (Australia)	79,401	3,438,183

		321,944,097

Building Products — 0.4%
A.O. Smith Corp.	5,378	439,813
Advanced Drainage Systems, Inc.	840	134,728
AGC, Inc. (Japan)(a)	36,600	1,190,916
Allegion PLC	3,480	411,162
Apogee Enterprises, Inc.	12,700	798,004
Armstrong World Industries, Inc.	48,369	5,477,305

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Assa Abloy AB (Sweden) (Class B Stock)	40,393	$1,143,952
AZEK Co., Inc. (The)*	99,733	4,201,751
AZZ, Inc.(a)	4,900	378,525
Builders FirstSource, Inc.*	5,341	739,248
Bunka Shutter Co. Ltd. (Japan)	57,000	627,553
Carlisle Cos., Inc.	1,178	477,337
Carrier Global Corp.	38,070	2,401,456
Cie de Saint-Gobain SA (France)	51,283	3,988,491
Daikin Industries Ltd. (Japan)	4,500	626,471
Fortune Brands Innovations, Inc.	3,689	239,564
Geberit AG (Switzerland)	2,904	1,710,607
Gibraltar Industries, Inc.*	2,000	137,100
Griffon Corp.	7,700	491,722
Hayward Holdings, Inc.*(a)	29,346	360,956
JELD-WEN Holding, Inc.*	30,800	414,876
Johnson Controls International PLC	74,902	4,978,736
Kingspan Group PLC (Ireland)	4,716	400,802
Masco Corp.(a)	10,247	683,167
Masterbrand, Inc.*	112,000	1,644,160
Owens Corning	56,980	9,898,566
Quanex Building Products Corp.(a)	20,100	555,765
Resideo Technologies, Inc.*	173,300	3,389,748
ROCKWOOL A/S (Denmark) (Class B Stock)	2,855	1,157,358
Simpson Manufacturing Co., Inc.	780	131,453
Trane Technologies PLC	8,141	2,677,819
UFP Industries, Inc.	2,100	235,200

		52,144,311

Capital Markets — 1.6%
360 ONE WAM Ltd. (India)	44,913	527,262
3i Group PLC (United Kingdom)	175,841	6,777,072
abrdn PLC (United Kingdom)	387,570	723,831
Affiliated Managers Group, Inc.	944	147,481
AllianceBernstein Holding LP, MLP	12,035	406,663
Ameriprise Financial, Inc.	1,739	742,883
Amundi SA (France), 144A(a)	20,494	1,325,491
AssetMark Financial Holdings, Inc.*	4,445	153,575
Banco BTG Pactual SA (Brazil), UTS	66,500	366,517
Bank of New York Mellon Corp. (The)	250,563	15,006,218
BGC Group, Inc. (Class A Stock)	358,150	2,972,645
BlackRock, Inc.	12,173	9,584,046
Blackstone, Inc.(a)	39,632	4,906,442
Bridge Investment Group Holdings, Inc. (Class A Stock)	25,305	187,763
Carlyle Group, Inc. (The)(a)	6,301	252,985
Cboe Global Markets, Inc.	4,885	830,743
Charles Schwab Corp. (The)	63,376	4,670,177
CME Group, Inc.	16,395	3,223,257
Coinbase Global, Inc. (Class A Stock)*	917	203,785
Daiwa Securities Group, Inc. (Japan)	206,200	1,583,061
Deutsche Bank AG (Germany)	190,900	3,051,071
Deutsche Boerse AG (Germany)	13,370	2,732,782
Donnelley Financial Solutions, Inc.*	5,000	298,100
Euronext NV (Netherlands), 144A	14,758	1,367,629
Evercore, Inc. (Class A Stock)	1,053	219,477
FactSet Research Systems, Inc.(a)	1,183	482,983
Franklin Resources, Inc.	13,157	294,059

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Goldman Sachs Group, Inc. (The)	101,680	$45,991,898
Hargreaves Lansdown PLC (United Kingdom)	119,136	1,698,218
HDFC Asset Management Co. Ltd. (India), 144A	5,835	279,186
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	53,800	1,721,770
Houlihan Lokey, Inc.(a)	1,363	183,814
Huatai Securities Co. Ltd. (China) (Class H Stock), 144A	6,800	7,496
Interactive Brokers Group, Inc. (Class A Stock)	2,956	362,406
Intercontinental Exchange, Inc.	86,299	11,813,470
Invesco Ltd.	18,620	278,555
Janus Henderson Group PLC	230,046	7,754,851
Japan Exchange Group, Inc. (Japan)	30,300	710,637
Jefferies Financial Group, Inc.	3,772	187,695
KKR & Co., Inc.(a)	118,735	12,495,671
Korea Investment Holdings Co. Ltd. (South Korea)	30,046	1,519,062
Lazard, Inc.	422	16,112
London Stock Exchange Group PLC (United Kingdom)	5,632	667,833
Macquarie Group Ltd. (Australia)	12,100	1,646,464
Marex Group PLC (United Kingdom)*(a)	4,123	82,460
MarketAxess Holdings, Inc.	1,383	277,333
Mirae Asset Securities Co. Ltd. (South Korea)	219,282	1,159,890
Moody’s Corp.	28,357	11,936,312
Morgan Stanley	163,780	15,917,778
MSCI, Inc.	13,060	6,291,655
Nasdaq, Inc.	17,190	1,035,869
NH Investment & Securities Co. Ltd. (South Korea)	94,814	870,927
Nomura Holdings, Inc. (Japan)	93,000	537,199
Northern Trust Corp.(a)	11,916	1,000,706
Partners Group Holding AG (Switzerland)	959	1,228,053
Piper Sandler Cos	6,300	1,450,071
Raymond James Financial, Inc.(a)	61,142	7,557,763
Reinet Investments SCA (Luxembourg)	725	18,293
Robinhood Markets, Inc. (Class A Stock)*	18,859	428,288
S&P Global, Inc.	35,698	15,921,308
Samsung Securities Co. Ltd. (South Korea)	960	27,634
Saudi Tadawul Group Holding Co. (Saudi Arabia)	270	17,950
Schroders PLC (United Kingdom)	101,487	464,459
SEI Investments Co.	2,940	190,189
Singapore Exchange Ltd. (Singapore)	87,500	610,174
State Street Corp.	13,674	1,011,876
StepStone Group, Inc. (Class A Stock)(a)	41,300	1,895,257
Stifel Financial Corp.(a)	2,864	241,006
StoneX Group, Inc.*	12,950	975,264
T. Rowe Price Group, Inc.(a)	21,190	2,443,419
TPG, Inc.	1,510	62,589

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Tradeweb Markets, Inc. (Class A Stock)	2,033	$215,498
UBS Group AG (Switzerland)	270,277	7,938,080
Victory Capital Holdings, Inc. (Class A Stock)	43,694	2,085,515
Virtu Financial, Inc. (Class A Stock)	45,100	1,012,495
Virtus Investment Partners, Inc.	700	158,095
XP, Inc. (Brazil) (Class A Stock)	36,818	647,629

		236,084,170

Chemicals — 0.7%
AdvanSix, Inc.	22,800	522,576
Air Liquide SA (France)	26,584	4,588,063
Air Products & Chemicals, Inc.	10,057	2,595,209
Akzo Nobel NV (Netherlands)	27,317	1,664,952
Albemarle Corp.(a)	5,491	524,500
Ashland, Inc.	1,484	140,223
Avient Corp.	69,898	3,051,048
Axalta Coating Systems Ltd.*	6,001	205,054
BASF SE (Germany)	45,207	2,185,423
Cabot Corp.	25,400	2,334,006
Celanese Corp.(a)	4,180	563,840
CF Industries Holdings, Inc.	8,627	639,433
Chemours Co. (The)	4,310	97,277
Corteva, Inc.	31,898	1,720,578
Dow, Inc.(a)	63,357	3,361,089
DuPont de Nemours, Inc.	56,122	4,517,260
Eastman Chemical Co.	5,371	526,197
Ecolab, Inc.	26,005	6,189,190
Ecovyst, Inc.*	72,200	647,634
Element Solutions, Inc.	6,628	179,751
FMC Corp.(a)	5,359	308,410
Givaudan SA (Switzerland)	740	3,505,098
Huntsman Corp.	5,020	114,305
International Flavors & Fragrances, Inc.	11,666	1,110,720
Linde PLC	51,497	22,597,399
LyondellBasell Industries NV (Class A Stock)	36,973	3,536,837
Minerals Technologies, Inc.	5,000	415,800
Mitsubishi Chemical Group Corp. (Japan)	267,400	1,489,896
Mitsui Chemicals, Inc. (Japan)	13,500	373,834
Mosaic Co. (The)	15,185	438,847
NewMarket Corp.	195	100,536
Nippon Paint Holdings Co. Ltd. (Japan)	98,400	643,239
Nippon Sanso Holdings Corp. (Japan)	8,000	237,577
Olin Corp.	3,547	167,241
Orica Ltd. (Australia)	114,212	1,356,368
PhosAgro PJSC (Russia)^	14,357	—
PhosAgro PJSC (Russia), GDR*^	279	—
PPG Industries, Inc.(a)	88,890	11,190,362
RPM International, Inc.	2,841	305,919
Sasol Ltd. (South Africa)	111,148	844,214
Saudi Aramco Base Oil Co. (Saudi Arabia)	5,500	192,901
Scotts Miracle-Gro Co. (The)	380	24,723
Sherwin-Williams Co. (The)	51,224	15,286,778
Shin-Etsu Chemical Co. Ltd. (Japan)	83,300	3,238,841
Sika AG (Switzerland)	2,022	577,200
Solvay SA (Belgium)	13,901	490,206

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Supreme Industries Ltd. (India)	348	$24,801
Westlake Corp.	989	143,227

		104,968,582

Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	27,300	1,380,561
ACCO Brands Corp.	158,500	744,950
ACV Auctions, Inc. (Class A Stock)*(a)	27,879	508,792
Brambles Ltd. (Australia)	276,687	2,670,010
Cimpress PLC (Ireland)*	2,700	236,547
Cintas Corp.	1,621	1,135,121
Clean Harbors, Inc.*	1,501	339,451
Copart, Inc.*	29,442	1,594,579
Dai Nippon Printing Co. Ltd. (Japan)	15,400	519,605
Deluxe Corp.(a)	74,200	1,666,532
Enviri Corp.*	24,500	211,435
GFL Environmental, Inc.(a)	2,155	83,894
HNI Corp.	17,100	769,842
Interface, Inc.	60,900	894,012
MSA Safety, Inc.	923	173,238
RB Global, Inc. (Canada)(a)	4,445	339,420
Republic Services, Inc.	21,378	4,154,601
Rollins, Inc.	4,919	239,998
Secom Co. Ltd. (Japan)	22,000	1,302,928
Steelcase, Inc. (Class A Stock)(a)	43,900	568,944
Stericycle, Inc.*	2,820	163,927
Tetra Tech, Inc.	1,233	252,124
Veralto Corp.	15,265	1,457,350
Vestis Corp.	73,462	898,440
VSE Corp.	5,622	496,310
Waste Management, Inc.	52,003	11,094,320

		33,896,931

Communications Equipment — 0.4%
Accton Technology Corp. (Taiwan)	29,000	493,564
Arista Networks, Inc.*	55,678	19,514,026
Ciena Corp.*	4,304	207,367
Cisco Systems, Inc.	539,279	25,621,145
F5, Inc.*	2,662	458,476
Juniper Networks, Inc.	14,941	544,749
Lumentum Holdings, Inc.*(a)	2,020	102,858
Motorola Solutions, Inc.	5,163	1,993,176
Nokia OYJ (Finland)	902,808	3,436,145
Telefonaktiebolaget LM Ericsson
(Sweden) (Class B Stock)	79,021	490,501
Ubiquiti, Inc.	19	2,768

		52,864,775

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	43,718	1,888,266
AECOM	3,938	347,095
API Group Corp.*	5,025	189,091
Argan, Inc.	12,900	943,764
Budimex SA (Poland)	68	11,766
China Communications Services Corp. Ltd. (China) (Class H Stock)	808,000	435,307
Comfort Systems USA, Inc.	6,100	1,855,132

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering (cont’d.)
Eiffage SA (France)	21,487	$1,974,794
EMCOR Group, Inc.	819	299,000
Fluor Corp.*	63,400	2,761,070
Granite Construction, Inc.(a)	2,400	148,728
Great Lakes Dredge & Dock Corp.*	27,322	239,887
MasTec, Inc.*	1,871	200,178
MDU Resources Group, Inc.	6,119	153,587
Obayashi Corp. (Japan)	109,200	1,304,983
Quanta Services, Inc.	11,867	3,015,286
Shimizu Corp. (Japan)	114,400	644,679
Stantec, Inc. (Canada)	6,372	533,449
Sterling Infrastructure, Inc.*	10,900	1,289,906
Taisei Corp. (Japan)	28,200	1,049,117
Tutor Perini Corp.*	77,500	1,687,950
Valmont Industries, Inc.	604	165,768
Vinci SA (France)	58,592	6,175,854
WillScot Mobile Mini Holdings Corp.*(a)	14,716	553,910

		27,868,567

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	6,500	15,462
Cemex SAB de CV (Mexico), UTS	85,200	54,487
CRH PLC	18,460	1,384,131
Eagle Materials, Inc.	301	65,455
Heidelberg Materials AG (Germany)	29,510	3,050,571
Holcim AG*	58,161	5,140,971
James Hardie Industries PLC, CDI*	106,961	3,347,625
Knife River Corp.*	27,900	1,956,906
Martin Marietta Materials, Inc.	9,106	4,933,631
Vulcan Materials Co.	53,574	13,322,782

		33,272,021

Consumer Finance — 0.2%
Ally Financial, Inc.	209,738	8,320,306
American Express Co.	28,183	6,525,774
Bread Financial Holdings, Inc.	24,400	1,087,264
Capital One Financial Corp.	17,276	2,391,862
Credit Acceptance Corp.*	64	32,940
Discover Financial Services	11,577	1,514,387
Enova International, Inc.*	26,100	1,624,725
Five-Star Business Finance Ltd. (India)*	26,951	256,244
Green Dot Corp. (Class A Stock)*	24,400	230,580
LendingTree, Inc.*	38,100	1,584,579
Muthoot Finance Ltd. (India)	10,388	223,409
OneMain Holdings, Inc.(a)	3,432	166,418
PROG Holdings, Inc.	9,600	332,928
SLM Corp.	4,128	85,821
SoFi Technologies, Inc.*(a)	26,146	172,825
Sundaram Finance Ltd. (India)	364	20,458
Synchrony Financial(a)	134,406	6,342,619

		30,913,139

Consumer Staples Distribution & Retail — 1.0%
Albertson’s Cos., Inc. (Class A Stock)	11,507	227,263
Alimentation Couche-Tard, Inc. (Canada)	8,700	488,212

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Avenue Supermarts Ltd. (India), 144A*	882	$49,889
BIM Birlesik Magazalar A/S (Turkey)	19,478	325,329
BJ’s Wholesale Club Holdings, Inc.*	4,966	436,213
Carrefour SA (France)	79,595	1,127,882
Casey’s General Stores, Inc.	923	352,180
Cencosud SA (Chile)	258,995	488,514
Coles Group Ltd. (Australia)	192,896	2,185,243
Costco Wholesale Corp.	51,486	43,762,585
CP ALL PCL (Thailand)	32,500	48,606
Dino Polska SA (Poland), 144A*	5,614	565,724
Dollar General Corp.(a)	9,630	1,273,375
Dollar Tree, Inc.*(a)	68,691	7,334,138
Empire Co. Ltd. (Canada) (Class A Stock)	30,508	779,843
Endeavour Group Ltd. (Australia)	64,550	216,458
George Weston Ltd. (Canada)	6,600	949,391
Grocery Outlet Holding Corp.*	2,846	62,954
J Sainsbury PLC (United Kingdom)	74,290	239,352
Kesko OYJ (Finland) (Class B Stock)	13,130	230,983
Koninklijke Ahold Delhaize NV (Netherlands)	186,909	5,500,189
Kroger Co. (The)	179,929	8,983,855
Loblaw Cos. Ltd. (Canada)	41,400	4,802,588
Magnit PJSC (Russia)^	5,159	—
Maplebear, Inc.*	3,626	116,540
Nahdi Medical Co. (Saudi Arabia)	633	22,139
Performance Food Group Co.*(a)	65,077	4,302,240
President Chain Store Corp. (Taiwan)	9,000	75,854
Sumber Alfaria Trijaya Tbk PT (Indonesia)	1,627,387	273,147
Sysco Corp.(a)	13,416	957,768
Target Corp.	120,371	17,819,723
Tesco PLC (United Kingdom)	1,097,745	4,240,339
United Natural Foods, Inc.*	243,665	3,192,012
US Foods Holding Corp.*	30,245	1,602,380
Walgreens Boots Alliance, Inc.(a)	34,220	413,891
Walmart, Inc.	559,824	37,905,683
Woolworths Group Ltd. (Australia)	24,085	540,756

		151,893,238

Containers & Packaging — 0.1%
Amcor PLC(a)	67,367	658,849
AptarGroup, Inc.	1,931	271,904
Ardagh Group SA*^	250	—
Avery Dennison Corp.	34,611	7,567,695
Ball Corp.	14,288	857,566
Berry Global Group, Inc.	3,466	203,974
Crown Holdings, Inc.	11,158	830,044
Graphic Packaging Holding Co.(a)	6,552	171,728
International Paper Co.(a)	15,890	685,653
Klabin SA (Brazil), UTS	250,690	961,036
O-I Glass, Inc.*	99,200	1,104,096
Packaging Corp. of America	4,061	741,376
Pactiv Evergreen, Inc.	36,600	414,312
Ranpak Holdings Corp.*	93,100	598,633
Sealed Air Corp.	2,405	83,670
Silgan Holdings, Inc.	2,481	105,021
Smurfit Kappa Group PLC (Ireland)	17,559	781,887
Sonoco Products Co.	2,991	151,704

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
Westrock Co.	11,901	$598,144

		16,787,292

Distributors — 0.0%
Genuine Parts Co.	15,979	2,210,215
LKQ Corp.	12,189	506,941
Pool Corp.(a)	633	194,540

		2,911,696

Diversified Consumer Services — 0.0%
ADT, Inc.	7,284	55,358
Adtalem Global Education, Inc.*	1,900	129,599
Bright Horizons Family Solutions, Inc.*(a)	1,536	169,083
Frontdoor, Inc.*	92,527	3,126,487
Grand Canyon Education, Inc.*	658	92,061
H&R Block, Inc.	2,258	122,451
Service Corp. International	3,334	237,148

		3,932,187

Diversified REITs — 0.1%
British Land Co. PLC (The) (United Kingdom)	106,887	555,580
Broadstone Net Lease, Inc.	25,500	404,685
Covivio SA (France)	38,962	1,863,096
Essential Properties Realty Trust, Inc.(a)	35,195	975,254
GPT Group (The) (Australia)	709,389	1,891,359
KDX Realty Investment Corp. (Japan)	928	902,078
Merlin Properties Socimi SA (Spain)	39,532	440,633
Nomura Real Estate Master Fund, Inc. (Japan)	273	242,508
Stockland (Australia)	513,363	1,421,898
WP Carey, Inc.	6,286	346,044

		9,043,135

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,282,807	24,514,442
BT Group PLC (United Kingdom)	540,220	957,731
Cogent Communications Holdings, Inc.(a)	1,917	108,195
Deutsche Telekom AG (Germany)	302,553	7,604,821
Elisa OYJ (Finland)	13,475	616,924
Frontier Communications Parent, Inc.*	7,412	194,046
Hellenic Telecommunications Organization SA (Greece)	57,346	824,277
Indus Towers Ltd. (India)*	2,280	10,251
Iridium Communications, Inc.	1,475	39,265
Koninklijke KPN NV (Netherlands)	824,886	3,161,570
KT Corp. (South Korea)	37,980	1,029,305
LG Uplus Corp. (South Korea)	64,758	461,196
Liberty Global Ltd. (Belgium) (Class A Stock)*	2,245	39,130
Liberty Global Ltd. (Belgium) (Class C Stock)*	2,480	44,268
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	110,100	1,058,061

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	146,400	$1,408,368
Nippon Telegraph & Telephone Corp. (Japan)	544,300	514,692
Ooredoo QPSC (Qatar)	99,157	278,244
Orange SA (France)	168,968	1,694,835
Swisscom AG (Switzerland)	2,403	1,351,244
Telekom Malaysia Bhd (Malaysia)	6,000	8,596
Telenor ASA (Norway)	90,535	1,033,910
Telstra Group Ltd. (Australia)	270,087	652,050
Verizon Communications, Inc.(a)	634,902	26,183,358

		73,788,779

Electric Utilities — 0.7%
ALLETE, Inc.	6,500	405,275
Alliant Energy Corp.	11,526	586,673
American Electric Power Co., Inc.(a)	65,807	5,773,906
Avangrid, Inc.	2,063	73,298
BKW AG (Switzerland)	2,477	395,370
Centrais Eletricas Brasileiras SA (Brazil)	16,024	102,850
CEZ A/S (Czech Republic)	2,332	87,630
Chubu Electric Power Co., Inc. (Japan)	226,700	2,678,081
Constellation Energy Corp.	12,889	2,581,280
CPFL Energia SA (Brazil)	28,500	167,173
Duke Energy Corp.	69,850	7,001,066
Edison International	17,301	1,242,385
Endesa SA (Spain)(a)	48,565	912,487
Enel Americas SA (Chile)	4,730,880	440,386
Enel Chile SA (Chile)	14,631,663	825,611
Enel SpA (Italy)	911,085	6,321,830
Entergy Corp.	9,551	1,021,957
Evergy, Inc.	23,974	1,269,903
Eversource Energy	15,856	899,194
Exelon Corp.	148,383	5,135,536
FirstEnergy Corp.	25,172	963,332
Fortum OYJ (Finland)	32,175	471,027
Iberdrola SA (Spain)	618,302	8,022,420
IDACORP, Inc.	1,442	134,322
Inter RAO UES PJSC (Russia)^	2,620,300	3
Interconexion Electrica SA ESP (Colombia)	39,514	173,258
Kansai Electric Power Co., Inc. (The) (Japan)	193,200	3,244,178
Manila Electric Co. (Philippines)	94,920	592,886
NextEra Energy, Inc.	108,760	7,701,296
NRG Energy, Inc.	148,144	11,534,492
OGE Energy Corp.	5,653	201,812
PG&E Corp.	609,055	10,634,100
Pinnacle West Capital Corp.	5,211	398,016
PNM Resources, Inc.	76,000	2,808,960
Portland General Electric Co.	47,600	2,058,224
Power Grid Corp. of India Ltd. (India)	460,819	1,824,984
PPL Corp.	33,350	922,128
Southern Co. (The)	49,500	3,839,715
SSE PLC (United Kingdom)	110,871	2,503,866
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	490,700	2,642,411
Verbund AG (Austria)	4,305	340,622

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	135,654	$7,245,280

		106,179,223

Electrical Equipment — 0.8%
ABB India Ltd. (India)	5,541	563,939
ABB Ltd. (Switzerland)	173,756	9,634,930
Acuity Brands, Inc.(a)	2,327	561,831
AMETEK, Inc.	23,954	3,993,371
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	1,400	34,517
Eaton Corp. PLC	123,645	38,768,890
Emerson Electric Co.	79,847	8,795,946
EnerSys	25,100	2,598,352
Fluence Energy, Inc.*(a)	39,400	683,196
GE Vernova, Inc.*	12,404	2,127,410
Generac Holdings, Inc.*(a)	1,902	251,482
Goneo Group Co. Ltd. (China) (Class A Stock)	5,220	55,104
Hitachi Energy India Ltd. (India)	2,187	338,177
Hubbell, Inc.	2,244	820,137
KEI Industries Ltd. (India)	4,223	223,686
Legrand SA (France)	31,071	3,083,958
Mitsubishi Electric Corp. (Japan)	91,700	1,469,503
Nidec Corp. (Japan)	63,600	2,861,969
Ningbo Sanxing Medical Electric Co. Ltd. (China) (Class A Stock)	1,800	8,621
nVent Electric PLC	52,540	4,025,089
Prysmian SpA (Italy)	29,296	1,808,647
Regal Rexnord Corp.	3,659	494,770
Rockwell Automation, Inc.(a)	4,844	1,333,456
Schneider Electric SE	61,018	14,628,801
Sensata Technologies Holding PLC	12,553	469,357
Siemens Energy AG (Germany)*	72,842	1,899,326
Sungrow Power Supply Co. Ltd. (China) (Class A Stock)	4,900	41,578
Suzlon Energy Ltd. (India)*	49,392	31,206
Transformers & Rectifiers India Ltd. (India)	24,432	211,159
Vertiv Holdings Co. (Class A Stock)	121,711	10,536,521
Vestas Wind Systems A/S (Denmark)*	28,085	651,234
WEG SA (Brazil)	2,700	20,353

		113,026,516

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc. (China)	4,000	15,651
Amphenol Corp. (Class A Stock)	168,237	11,334,127
Arrow Electronics, Inc.*	1,639	197,926
Avnet, Inc.	2,780	143,142
Badger Meter, Inc.	5,300	987,655
Belden, Inc.(a)	5,900	553,420
CDW Corp.	12,428	2,781,884
Cognex Corp.(a)	11,147	521,234
Coherent Corp.*	3,908	283,174
Corning, Inc.	35,187	1,367,015
Crane NXT Co.(a)	1,476	90,656
Fabrinet (Thailand)*	5,300	1,297,387
FARO Technologies, Inc.*	59,400	950,400
Halma PLC (United Kingdom)	32,490	1,107,440

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hexagon AB (Sweden) (Class B Stock)	43,936	$497,849
Hon Hai Precision Industry Co. Ltd.
(Taiwan)	598,237	3,938,747
Ibiden Co. Ltd. (Japan)	14,000	573,053
Innolux Corp. (Taiwan)	989,300	436,479
IPG Photonics Corp.*	913	77,048
Itron, Inc.*	6,200	613,552
Jabil, Inc.	4,838	526,326
Keyence Corp. (Japan)	25,410	11,121,404
Keysight Technologies, Inc.*	49,426	6,759,005
Knowles Corp.*	63,000	1,087,380
Largan Precision Co. Ltd. (Taiwan)	1,000	84,390
LG Innotek Co. Ltd. (South Korea)	76	14,931
Littelfuse, Inc.	1,511	386,196
Mirion Technologies, Inc.*	584	6,272
Murata Manufacturing Co. Ltd. (Japan)	69,200	1,433,020
Novanta, Inc.*(a)	2,300	375,153
Omron Corp. (Japan)	18,200	630,232
PC Connection, Inc.	1,500	96,300
Sanmina Corp.*	7,500	496,875
Shimadzu Corp. (Japan)	10,600	265,678
Synnex Technology International Corp. (Taiwan)	108,000	243,055
TD SYNNEX Corp.	87,883	10,141,698
TDK Corp. (Japan)	60,800	3,738,704
TE Connectivity Ltd.	5,420	815,331
Teledyne Technologies, Inc.*	2,190	849,676
Trimble, Inc.*	11,261	629,715
TTM Technologies, Inc.*	29,600	575,128
Vontier Corp.(a)	3,140	119,948
WPG Holdings Ltd. (Taiwan)	172,000	475,684
Yokogawa Electric Corp. (Japan)	43,600	1,058,873
Zebra Technologies Corp. (Class A Stock)*	2,011	621,258
Zhen Ding Technology Holding Ltd. (Taiwan)	133,000	529,926

		70,849,997

Energy Equipment & Services — 0.2%
Baker Hughes Co.	45,634	1,604,948
DMC Global, Inc.*	96,400	1,390,088
Halliburton Co.	114,070	3,853,285
Helmerich & Payne, Inc.(a)	7,200	260,208
Newpark Resources, Inc.*(a)	32,500	270,075
NOV, Inc.	11,715	222,702
Oceaneering International, Inc.*(a)	59,000	1,395,940
Oil States International, Inc.*	111,400	494,616
Schlumberger NV(a)	328,806	15,513,067
Select Water Solutions, Inc. (Class A Stock)(a)	40,300	431,210
TechnipFMC PLC (United Kingdom)	12,490	326,613
Tenaris SA	40,283	619,647
Weatherford International PLC*	19,420	2,377,979

		28,760,378

Entertainment — 1.0%
Bilibili, Inc. (China), ADR*	19,888	307,071
Capcom Co. Ltd. (Japan)	15,400	291,320
Cinemark Holdings, Inc.*(a)	25,700	555,634

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Entertainment (cont’d.)
CTS Eventim AG & Co. KGaA (Germany)	10,921	$909,166
Electronic Arts, Inc.(a)	11,804	1,644,651
Kingsoft Corp. Ltd. (China)	5,200	14,978
Konami Group Corp. (Japan)	17,000	1,229,176
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	635	40,786
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	3,709	266,454
Liberty Media Corp.-Liberty Live (Class A Stock)*	590	22,131
Liberty Media Corp.-Liberty Live (Class C Stock)*	1,403	53,693
Live Nation Entertainment, Inc.*	2,501	234,444
Madison Square Garden Sports Corp.*	560	105,353
NetEase, Inc. (China)	23,800	454,483
NetEase, Inc. (China), ADR	4,600	439,668
Netflix, Inc.*	124,925	84,309,384
Nintendo Co. Ltd. (Japan)	89,700	4,790,122
Playtika Holding Corp.	241	1,897
Roku, Inc.*	3,232	193,694
Sea Ltd. (Singapore), ADR*	49,200	3,513,864
Take-Two Interactive Software, Inc.*	7,506	1,167,108
Tencent Music Entertainment Group (China), ADR(a)	143,714	2,019,182
TKO Group Holdings, Inc.	1,430	154,426
Vivid Seats, Inc. (Class A Stock)*(a)	60,000	345,000
Walt Disney Co. (The)	362,697	36,012,185
Warner Bros Discovery, Inc.*	560,756	4,172,024

		143,247,894

Financial Services — 1.9%
Adyen NV (Netherlands), 144A*	2,588	3,073,705
Affirm Holdings, Inc.*	6,740	203,615
Apollo Global Management, Inc.	38,151	4,504,489
AvidXchange Holdings, Inc.*(a)	12,542	151,256
Berkshire Hathaway, Inc. (Class B Stock)*	178,324	72,542,203
Block, Inc.*	21,818	1,407,043
Cannae Holdings, Inc.(a)	52,700	955,978
Corebridge Financial, Inc.	6,862	199,821
Corpay, Inc.*	1,267	337,541
Enact Holdings, Inc.	58,900	1,805,874
Essent Group Ltd.	5,605	314,945
Eurazeo SE (France)	3,878	309,226
Euronet Worldwide, Inc.*	6,802	704,007
EXOR NV (Netherlands)	36,241	3,785,626
Fidelity National Information Services, Inc.	157,996	11,906,578
Fiserv, Inc.*	21,398	3,189,158
Flywire Corp.*	17,097	280,220
Global Payments, Inc.	68,619	6,635,457
Industrivarden AB (Sweden) (Class A Stock)	7,930	270,128
Industrivarden AB (Sweden) (Class C Stock)	11,248	379,810
Investor AB (Sweden) (Class B Stock)	205,711	5,637,112
Jack Henry & Associates, Inc.	2,931	486,605
M&G PLC (United Kingdom)	278,026	714,755

	Shares	Value

COMMON STOCKS (continued)
Financial Services (cont’d.)
Mastercard, Inc. (Class A Stock)	144,430	$63,716,739
Meritz Financial Group, Inc. (South Korea)	15,734	900,888
MGIC Investment Corp.(a)	8,327	179,447
ORIX Corp. (Japan)	32,100	711,461
Payoneer Global, Inc.*	34,800	192,792
PayPal Holdings, Inc.*	234,866	13,629,274
Power Finance Corp. Ltd. (India)	8,050	46,741
Repay Holdings Corp.*(a)	139,500	1,473,120
Rocket Cos., Inc. (Class A Stock)*	2,370	32,469
Shift4 Payments, Inc. (Class A Stock)*(a)	14,216	1,042,744
TFS Financial Corp.	1,569	19,801
UWM Holdings Corp.	1,763	12,218
Visa, Inc. (Class A Stock)(a)	285,399	74,908,675
Voya Financial, Inc.	2,993	212,952
Western Union Co. (The)	9,401	114,880
WEX, Inc.*	2,701	478,455
Wise PLC (United Kingdom) (Class A Stock)*	64,035	549,205
Yuanta Financial Holding Co. Ltd. (Taiwan)	51,000	50,296

		278,067,309

Food Products — 0.6%
Adecoagro SA (Brazil)	55,034	535,481
Almarai Co. JSC (Saudi Arabia)	1,404	21,159
Archer-Daniels-Midland Co.	140,481	8,492,076
Associated British Foods PLC (United Kingdom)	71,303	2,226,355
Bunge Global SA(a)	6,510	695,073
Campbell Soup Co.	8,977	405,671
China Feihe Ltd. (China), 144A	26,000	11,994
CJ CheilJedang Corp. (South Korea)	877	244,708
Conagra Brands, Inc.	22,013	625,609
Danone SA (France)	30,499	1,868,057
Darling Ingredients, Inc.*	15,795	580,466
Flowers Foods, Inc.	5,688	126,274
Freshpet, Inc.*	71,464	9,246,727
General Mills, Inc.(a)	55,192	3,491,446
Golden Agri-Resources Ltd. (Indonesia)	3,605,200	717,398
Gruma SAB de CV (Mexico) (Class B Stock)	1,000	18,317
Hain Celestial Group, Inc. (The)*	179,041	1,237,173
Hershey Co. (The)	16,710	3,071,799
Hormel Foods Corp.	66,904	2,039,903
Indofood Sukses Makmur Tbk PT (Indonesia)	408,800	151,584
Ingredion, Inc.	15,626	1,792,302
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	17,300	61,152
J.M. Smucker Co. (The)	4,837	527,427
JBS SA*	3,900	22,562
Kellanova	12,130	699,658
Kraft Heinz Co. (The)	38,253	1,232,512
Lamb Weston Holdings, Inc.	4,618	388,281
McCormick & Co., Inc.(a)	11,507	816,307

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	76,449	$5,002,823
Mowi ASA (Norway)	30,495	506,838
Nestle SA	233,815	23,866,500
Orion Corp. (South Korea)	1,790	119,489
Orkla ASA (Norway)	49,800	403,837
Pilgrim’s Pride Corp.*	1,244	47,882
Post Holdings, Inc.*	1,483	154,469
Savola Group (The) (Saudi Arabia)*	1,404	17,455
Seaboard Corp.	6	18,964
Simply Good Foods Co. (The)*	9,700	350,461
Tyson Foods, Inc. (Class A Stock)	13,026	744,306
Utz Brands, Inc.(a)	5,680	94,515
Vital Farms, Inc.*	75,400	3,526,458
WH Group Ltd. (Hong Kong), 144A	4,438,860	2,921,686
Wilmar International Ltd. (China)	846,300	1,929,788

		81,052,942

Gas Utilities — 0.1%
Atmos Energy Corp.	6,841	798,003
Beijing Enterprises Holdings Ltd. (China)	161,500	541,828
China Resources Gas Group Ltd. (China)	4,800	16,805
ENN Energy Holdings Ltd. (China)	4,100	33,773
Indraprastha Gas Ltd. (India)	1,946	11,734
Kunlun Energy Co. Ltd. (China)	20,000	20,693
National Fuel Gas Co.(a)	34,917	1,892,152
New Jersey Resources Corp.	3,700	158,138
Osaka Gas Co. Ltd. (Japan)	127,300	2,813,371
Snam SpA (Italy)	162,711	718,534
Tokyo Gas Co. Ltd. (Japan)	128,900	2,774,957
UGI Corp.	136,926	3,135,605

		12,915,593

Ground Transportation — 0.5%
ArcBest Corp.	15,300	1,638,324
Avis Budget Group, Inc.(a)	383	40,031
Canadian National Railway Co. (Canada)	17,927	2,117,717
Canadian Pacific Kansas City Ltd. (Canada)	6,699	527,412
Central Japan Railway Co. (Japan)	50,400	1,092,527
CSX Corp.	362,679	12,131,613
East Japan Railway Co. (Japan)	40,100	667,651
J.B. Hunt Transport Services, Inc.	3,391	542,560
Knight-Swift Transportation Holdings, Inc.	4,719	235,572
Landstar System, Inc.	721	133,010
Norfolk Southern Corp.	16,381	3,516,837
Old Dominion Freight Line, Inc.	3,170	559,822
Ryder System, Inc.	1,320	163,522
Saia, Inc.*(a)	1,534	727,561
Schneider National, Inc. (Class B Stock)	1,677	40,516
TFI International, Inc. (Canada)(a)	3,802	551,898
Uber Technologies, Inc.*	367,613	26,718,113
U-Haul Holding Co.*	135	8,334

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation (cont’d.)
U-Haul Holding Co. (Non-Voting Shares)	1,840	$110,437
Union Pacific Corp.	114,127	25,822,375
West Japan Railway Co. (Japan)	15,600	291,088

		77,636,920

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	277,417	28,826,400
Alcon, Inc. (Switzerland)	36,958	3,285,267
Align Technology, Inc.*	1,856	448,094
Avanos Medical, Inc.*	85,400	1,701,168
Axogen, Inc.*	93,900	679,836
Baxter International, Inc.	23,433	783,834
Becton, Dickinson & Co.	74,302	17,365,120
Boston Scientific Corp.*	343,755	26,472,573
Cochlear Ltd. (Australia)	11,926	2,632,545
Cooper Cos., Inc. (The)	8,975	783,517
Demant A/S (Denmark)*	34,550	1,496,383
DENTSPLY SIRONA, Inc.(a)	6,323	157,506
Dexcom, Inc.*	6,737	763,841
Edwards Lifesciences Corp.*	23,519	2,172,450
Enovis Corp.*(a)	1,610	72,772
Envista Holdings Corp.*	4,955	82,402
EssilorLuxottica SA (France)	9,268	1,991,542
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	15,620	285,897
GE HealthCare Technologies, Inc.	54,233	4,225,835
Getinge AB (Sweden) (Class B Stock)	24,284	412,487
Globus Medical, Inc. (Class A Stock)*	2,551	174,718
Haemonetics Corp.*	16,200	1,340,226
Hologic, Inc.*	36,757	2,729,207
Hoya Corp. (Japan)	28,500	3,332,771
IDEXX Laboratories, Inc.*	5,178	2,522,722
Insulet Corp.*	1,155	233,079
Intuitive Surgical, Inc.*	43,759	19,466,191
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (China) (Class A Stock)	11,300	58,123
Lantheus Holdings, Inc.*	9,100	730,639
Masimo Corp.*	190	23,929
Medtronic PLC	230,951	18,178,153
Olympus Corp. (Japan)	140,700	2,271,226
QuidelOrtho Corp.*	1,620	53,816
ResMed, Inc.(a)	5,120	980,070
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	400	15,928
SI-BONE, Inc.*	14,000	181,020
Siemens Healthineers AG (Germany), 144A	5,232	301,306
Solventum Corp.*(a)	6,616	349,854
Sonova Holding AG (Switzerland)	834	256,928
Sri Trang Gloves Thailand PCL (Thailand)	1,018,200	279,744
STERIS PLC	4,495	986,832
Stryker Corp.	16,840	5,729,810
Tandem Diabetes Care, Inc.*	10,240	412,570
Teleflex, Inc.	2,121	446,110
Terumo Corp. (Japan)	52,400	869,065

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
TransMedics Group, Inc.*(a)	14,300	$2,153,866
Zimmer Biomet Holdings, Inc.	46,618	5,059,452

		163,776,824

Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.*(a)	8,527	575,914
Accolade, Inc.*(a)	134,900	482,942
AdaptHealth Corp.*	31,700	317,000
Amedisys, Inc.*	1,018	93,452
Apollo Hospitals Enterprise Ltd. (India)	27,771	2,056,279
Bangkok Dusit Medical Services PCL (Thailand)	66,000	48,039
Bumrungrad Hospital PCL (Thailand)	34,000	228,485
Cardinal Health, Inc.	7,286	716,359
Cencora, Inc.	2,957	666,212
Centene Corp.*	346,439	22,968,906
Chartwell Retirement Residences (Canada), UTS	39,787	373,717
Chemed Corp.	279	151,380
China National Medicines Corp. Ltd. (China) (Class A Stock)	12,900	54,392
Cigna Group (The)	76,939	25,433,725
CorVel Corp.*	3,900	991,653
CVS Health Corp.	57,349	3,387,032
DaVita, Inc.*(a)	951	131,780
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	477	36,595
Elevance Health, Inc.	35,899	19,452,232
Encompass Health Corp.	2,813	241,327
Fresenius Medical Care AG (Germany)	48,445	1,851,412
Fresenius SE & Co. KGaA (Germany)*	42,982	1,284,057
HCA Healthcare, Inc.(a)	7,425	2,385,504
HealthEquity, Inc.*(a)	28,600	2,465,320
Henry Schein, Inc.*(a)	6,019	385,818
Hims & Hers Health, Inc.*(a)	90,600	1,829,214
Humana, Inc.	5,255	1,963,531
Labcorp Holdings, Inc.(a)	19,489	3,966,206
Max Healthcare Institute Ltd. (India)	44,563	501,884
McKesson Corp.	27,572	16,103,151
ModivCare, Inc.*	12,500	328,000
Molina Healthcare, Inc.*	15,311	4,551,960
NMC Health PLC (United Arab Emirates)*^	21,382	3
Patterson Cos., Inc.	16,000	385,920
Pediatrix Medical Group, Inc.*	94,900	716,495
PetIQ, Inc.*	15,700	346,342
Premier, Inc. (Class A Stock)	3,638	67,921
Progyny, Inc.*(a)	7,305	208,996
Quest Diagnostics, Inc.	5,124	701,373
R1 RCM, Inc.*	4,649	58,391
Ramsay Health Care Ltd. (Australia)	18,162	573,413
Sinopharm Group Co. Ltd. (China) (Class H Stock)	7,200	19,148
Tenet Healthcare Corp.*	8,193	1,089,915
UnitedHealth Group, Inc.	79,218	40,342,559
Universal Health Services, Inc. (Class B Stock)	2,735	505,784

		161,039,738

	Shares	Value

COMMON STOCKS (continued)
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.(a)	85,932	$10,051,466
American Healthcare REIT, Inc.	25,989	379,699
CareTrust REIT, Inc.	32,814	823,631
Community Healthcare Trust, Inc.	8,680	203,025
Diversified Healthcare Trust(a)	199,200	607,560
Healthcare Realty Trust, Inc.	11,160	183,917
Healthpeak Properties, Inc.	89,459	1,753,396
Medical Properties Trust, Inc.(a)	17,979	77,490
Omega Healthcare Investors, Inc.	7,154	245,025
Sila Realty Trust, Inc.*	11,717	248,049
Ventas, Inc.	88,883	4,556,143
Welltower, Inc.	43,720	4,557,810

		23,687,211

Health Care Technology — 0.0%
Certara, Inc.*	2,309	31,980
Doximity, Inc. (Class A Stock)*	1,983	55,465
Evolent Health, Inc. (Class A Stock)*	3,334	63,746
Pro Medicus Ltd. (Australia)	8,899	845,160
Waystar Holding Corp.*	5,979	128,548

		1,124,899

Hotel & Resort REITs — 0.1%
Braemar Hotels & Resorts, Inc.	92,500	235,875
CapitaLand Ascott Trust (Singapore)	217,156	139,890
Host Hotels & Resorts, Inc.(a)	72,307	1,300,080
Invincible Investment Corp. (Japan)	662	269,076
Japan Hotel REIT Investment Corp. (Japan)	1,108	534,945
Park Hotels & Resorts, Inc.	316,139	4,735,762
Summit Hotel Properties, Inc.	44,522	266,687

		7,482,315

Hotels, Restaurants & Leisure — 1.2%
Accor SA (France)	64,027	2,619,921
Airbnb, Inc. (Class A Stock)*	168,429	25,538,889
Amadeus IT Group SA (Spain)	17,991	1,197,201
Aramark(a)	7,799	265,322
Aristocrat Leisure Ltd. (Australia)	87,710	2,904,563
Bloomin’ Brands, Inc.(a)	64,663	1,243,470
Booking Holdings, Inc.	645	2,555,168
Boyd Gaming Corp.	2,172	119,677
Brinker International, Inc.*	4,700	340,233
Caesars Entertainment, Inc.*(a)	8,600	341,764
Carnival Corp.*	46,779	875,703
Cava Group, Inc.*	1,644	152,481
Chipotle Mexican Grill, Inc.*(a)	425,600	26,663,840
Churchill Downs, Inc.	8,244	1,150,862
Compass Group PLC (United Kingdom)	228,445	6,223,604
Darden Restaurants, Inc.	40,264	6,092,748
Dave & Buster’s Entertainment, Inc.*(a)	29,900	1,190,319
Denny’s Corp.*	24,400	173,240
Devyani International Ltd. (India)*	214,041	422,030
Domino’s Pizza, Inc.	5,419	2,797,992
DoorDash, Inc. (Class A Stock)*	1,466	159,471
Dutch Bros, Inc. (Class A Stock)*	635	26,289
Evolution AB (Sweden), 144A	10,792	1,123,333

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Expedia Group, Inc.*	2,188	$275,666
Flutter Entertainment PLC (United Kingdom)*	2,703	491,671
Genting Singapore Ltd. (Singapore)	1,563,600	993,890
H World Group Ltd. (China), ADR	4,300	143,276
Haidilao International Holding Ltd. (China), 144A	9,000	16,166
Hilton Worldwide Holdings, Inc.	81,352	17,751,006
Hyatt Hotels Corp. (Class A Stock)(a)	1,215	184,583
Indian Hotels Co. Ltd. (India)	150,926	1,129,093
InterContinental Hotels Group PLC (United Kingdom)	13,244	1,391,632
La Francaise des Jeux SAEM (France), 144A	67,342	2,293,673
Las Vegas Sands Corp.	6,414	283,820
MakeMyTrip Ltd. (India)*(a)	21,113	1,775,603
Marriott International, Inc. (Class A Stock)	67,028	16,205,360
Marriott Vacations Worldwide Corp.	1,090	95,179
McDonald’s Corp.	99,779	25,427,680
Meituan (China) (Class B Stock), 144A*	226,993	3,226,544
MGM Resorts International*	12,004	533,458
Norwegian Cruise Line Holdings Ltd.*	7,436	139,722
OPAP SA (Greece)	264,279	4,143,691
Oriental Land Co. Ltd. (Japan)	45,800	1,279,841
Penn Entertainment, Inc.*(a)	4,529	87,659
Planet Fitness, Inc. (Class A Stock)*(a)	1,359	100,009
Royal Caribbean Cruises Ltd.*	13,454	2,144,971
Shake Shack, Inc. (Class A Stock)*	22,300	2,007,000
Starbucks Corp.	26,379	2,053,605
Sweetgreen, Inc. (Class A Stock)*	3,100	93,434
Texas Roadhouse, Inc.	35,133	6,032,687
Tongcheng Travel Holdings Ltd. (China)	6,800	13,486
Travel + Leisure Co.	1,188	53,436
Trip.com Group Ltd. (China)*	6,000	283,955
Trip.com Group Ltd. (China), ADR*(a)	47,276	2,221,972
Vail Resorts, Inc.(a)	312	56,201
Wendy’s Co. (The)	185	3,138
Wyndham Hotels & Resorts, Inc.	2,279	168,646
Wynn Resorts Ltd.	4,521	404,630
Yum! Brands, Inc.(a)	9,476	1,255,191

		178,939,694

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	167,526	994,958
Beijing Roborock Technology Co. Ltd. (China) (Class A Stock)	1,027	55,116
Berkeley Group Holdings PLC (United Kingdom)	30,285	1,749,854
Century Communities, Inc.	1,273	103,953
D.R. Horton, Inc.	13,484	1,900,300
Garmin Ltd.(a)	7,146	1,164,226
GoPro, Inc. (Class A Stock)*	64,800	92,016
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	11,900	63,902

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Haier Smart Home Co. Ltd. (China) (Class H Stock)	13,400	$44,660
Hisense Home Appliances Group Co. Ltd. (China) (Class H Stock)	2,000	6,570
KB Home(a)	33,500	2,351,030
Leggett & Platt, Inc.	4,060	46,528
Lennar Corp. (Class A Stock)	71,096	10,655,157
Lennar Corp. (Class B Stock)	407	56,748
M/I Homes, Inc.*	7,200	879,408
Meritage Homes Corp.	25,400	4,110,990
Midea Group Co. Ltd. (China) (Class A Stock)	7,100	62,651
Mohawk Industries, Inc.*	2,442	277,387
Newell Brands, Inc.	11,522	73,856
NVR, Inc.*	134	1,016,867
Panasonic Holdings Corp. (Japan)	148,000	1,216,634
PulteGroup, Inc.	9,552	1,051,675
SEB SA (France)	5,952	610,877
Sekisui Chemical Co. Ltd. (Japan)	88,400	1,227,223
Sekisui House Ltd. (Japan)	28,600	635,641
SharkNinja, Inc.	815	61,247
Sony Group Corp. (Japan)	87,500	7,456,853
Taylor Morrison Home Corp.*	40,400	2,239,776
Toll Brothers, Inc.(a)	38,169	4,396,305
TopBuild Corp.*(a)	848	326,709
Tri Pointe Homes, Inc.*	26,200	975,950
Whirlpool Corp.	1,601	163,622

		46,068,689

Household Products — 0.5%
Church & Dwight Co., Inc.	10,538	1,092,580
Clorox Co. (The)(a)	2,218	302,690
Colgate-Palmolive Co.	189,895	18,427,411
Energizer Holdings, Inc.(a)	90,300	2,667,462
Essity AB (Sweden) (Class B Stock)	122,486	3,131,333
Henkel AG & Co. KGaA (Germany)	9,223	725,639
Kimberly-Clark Corp.	28,170	3,893,094
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	36,900	63,635
Procter & Gamble Co. (The)(a)	240,028	39,585,418
Reckitt Benckiser Group PLC (United Kingdom)	68,178	3,688,379
Reynolds Consumer Products, Inc.	1,677	46,922
Spectrum Brands Holdings, Inc.(a)	930	79,915

		73,704,478

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	588,989	10,348,537
Brookfield Renewable Corp. (Class A Stock)	4,037	114,570
China Resources Power Holdings Co. Ltd. (China)	36,000	110,299
Clearway Energy, Inc. (Class A Stock)	1,043	23,634
Clearway Energy, Inc. (Class C Stock)(a)	2,485	61,355
Engie Brasil Energia SA (Brazil)	2,000	15,903
NTPC Ltd. (India)	10,096	45,783
RWE AG (Germany)	26,502	909,160

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Vistra Corp.	5,600	$481,488

		12,110,729

Industrial Conglomerates — 0.4%
3M Co.(a)	158,737	16,221,334
Astra International Tbk PT (Indonesia)	15,508,200	4,215,730
CK Hutchison Holdings Ltd. (United Kingdom)	232,748	1,110,226
DCC PLC (United Kingdom)	4,001	279,237
GS Holdings Corp. (South Korea)	231	7,843
Hitachi Ltd. (Japan)	300,000	6,754,898
Honeywell International, Inc.	60,465	12,911,696
Jardine Matheson Holdings Ltd. (Hong Kong)	13,000	458,893
Keppel Ltd. (Singapore)	103,400	491,513
KOC Holding A/S (Turkey)	9,917	69,011
Siemens AG (Germany)	60,769	11,310,657
Siemens Ltd. (India)	476	43,926
Sime Darby Bhd (Malaysia)	82,000	45,490
Smiths Group PLC (United Kingdom)	64,451	1,386,767

		55,307,221

Industrial REITs — 0.2%
Americold Realty Trust, Inc.	222,585	5,684,821
CapitaLand Ascendas REIT (Singapore)	228,105	429,778
EastGroup Properties, Inc.	1,389	236,269
First Industrial Realty Trust, Inc.	16,375	777,976
Frasers Logistics & Commercial Trust (Singapore)	287,866	201,308
GLP J-REIT (Japan)	374	305,373
Goodman Group (Australia)	226,402	5,223,071
LXP Industrial Trust	317,017	2,891,195
Nippon Prologis REIT, Inc. (Japan)	135	210,714
Plymouth Industrial REIT, Inc.	33,192	709,645
Prologis, Inc.	122,349	13,741,016
Rexford Industrial Realty, Inc.	6,249	278,643
STAG Industrial, Inc.	20,832	751,202
Terreno Realty Corp.(a)	9,700	574,046
Tritax Big Box REIT PLC (United Kingdom)	261,076	510,457
Warehouses De Pauw CVA (Belgium)	27,532	743,602

		33,269,116

Insurance — 1.9%
Admiral Group PLC (United Kingdom)	7,000	231,315
Aegon Ltd. (Netherlands)	131,736	814,514
Aflac, Inc.(a)	25,873	2,310,718
Ageas SA/NV (Belgium)	142,261	6,490,911
AIA Group Ltd. (Hong Kong)	486,400	3,290,861
Allianz SE (Germany)	35,375	9,824,730
Allstate Corp. (The)	89,949	14,361,257
Ambac Financial Group, Inc.*	38,200	489,724
American Coastal Insurance Corp.*	26,500	279,575
American Financial Group, Inc.	2,290	281,716
American International Group, Inc.	31,414	2,332,175
Aon PLC (Class A Stock)	9,293	2,728,239
Arch Capital Group Ltd.*	16,660	1,680,827

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Arthur J. Gallagher & Co.	9,646	$2,501,304
ASR Nederland NV (Netherlands)	9,976	474,944
Assicurazioni Generali SpA (Italy)	101,383	2,523,826
Assurant, Inc.(a)	62,884	10,454,465
Assured Guaranty Ltd.	1,955	150,828
Aviva PLC (United Kingdom)	474,806	2,859,902
AXA SA (France)	233,176	7,641,464
Axis Capital Holdings Ltd.	12,518	884,397
Brighthouse Financial, Inc.*	2,365	102,499
Brown & Brown, Inc.(a)	8,679	775,989
Cathay Financial Holding Co. Ltd. (Taiwan)	28,000	50,850
China Life Insurance Co. Ltd. (China) (Class H Stock)	41,000	57,853
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	119,000	289,587
China Taiping Insurance Holdings Co. Ltd. (China)	20,000	20,389
Chubb Ltd.	100,777	25,706,197
Cincinnati Financial Corp.	7,645	902,874
CNA Financial Corp.	1,444	66,525
Dai-ichi Life Holdings, Inc. (Japan)	119,500	3,200,192
DB Insurance Co. Ltd. (South Korea)	7,625	631,754
Everest Group Ltd.(a)	1,901	724,319
Fairfax Financial Holdings Ltd. (Canada)	1,926	2,191,069
Fidelity National Financial, Inc.(a)	32,978	1,629,773
First American Financial Corp.	3,477	187,584
Genworth Financial, Inc. (Class A Stock)*	419,192	2,531,920
Globe Life, Inc.	4,654	382,931
Great-West Lifeco, Inc. (Canada)	15,300	446,346
Hannover Rueck SE (Germany)	8,671	2,194,962
Hanover Insurance Group, Inc. (The)	1,312	164,577
Hartford Financial Services Group, Inc. (The)	14,268	1,434,505
iA Financial Corp., Inc. (Canada)	7,900	496,100
Insurance Australia Group Ltd. (Australia)	130,954	620,793
Japan Post Holdings Co. Ltd. (Japan)	277,500	2,758,274
Kemper Corp.	2,323	137,824
Lincoln National Corp.	5,686	176,835
Loews Corp.	35,379	2,644,226
Markel Group, Inc.*	2,758	4,345,670
Marsh & McLennan Cos., Inc.	131,828	27,778,796
Medibank Private Ltd. (Australia)	892,877	2,212,832
MetLife, Inc.	412,148	28,928,668
MS&AD Insurance Group Holdings, Inc. (Japan)	74,300	1,658,823
Muenchener Rueckversicherungs-Gesellschaft AGin Muenchen (Germany)	14,908	7,453,334
NN Group NV (Netherlands)	33,272	1,546,431
Old Mutual Ltd. (South Africa)	23,533	16,029
Old Republic International Corp.	8,219	253,967
Oscar Health, Inc. (Class A Stock)*	266,600	4,217,612
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	750,000	256,982

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Phoenix Group Holdings PLC (United Kingdom)	40,837	$268,828
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	40,000	181,223
Poste Italiane SpA (Italy), 144A	37,953	482,935
Powszechny Zaklad Ubezpieczen SA (Poland)	60,371	770,769
Primerica, Inc.	850	201,093
Principal Financial Group, Inc.	11,131	873,227
Progressive Corp. (The)	142,111	29,517,876
QBE Insurance Group Ltd. (Australia)	74,591	861,050
Reinsurance Group of America, Inc.	2,013	413,209
RenaissanceRe Holdings Ltd. (Bermuda)	14,016	3,132,716
RLI Corp.(a)	1,159	163,060
Ryan Specialty Holdings, Inc.	7,581	439,016
Sampo OYJ (Finland) (Class A Stock)	53,316	2,299,212
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	129	36,286
Samsung Life Insurance Co. Ltd. (South Korea)	2,570	164,379
Selectquote, Inc.*	142,000	391,920
Skyward Specialty Insurance Group, Inc.*	9,612	347,762
Sompo Holdings, Inc. (Japan)	105,300	2,255,916
Stewart Information Services Corp.	5,900	366,272
Suncorp Group Ltd. (Australia)	37,213	430,331
Swiss Re AG	31,004	3,843,783
T&D Holdings, Inc. (Japan)	60,400	1,055,011
Talanx AG (Germany)	21,158	1,686,074
Tokio Marine Holdings, Inc. (Japan)	120,000	4,509,487
Travelers Cos., Inc. (The)(a)	45,367	9,224,926
United Fire Group, Inc.	5,000	107,450
Unum Group	6,044	308,909
W.R. Berkley Corp.(a)	10,268	806,859
White Mountains Insurance Group Ltd.	91	165,388
Willis Towers Watson PLC	4,670	1,224,194
Zurich Insurance Group AG
(Switzerland)	14,422	7,682,542

		276,015,286

Interactive Media & Services — 3.0%
Alphabet, Inc. (Class A Stock)	860,898	156,812,571
Alphabet, Inc. (Class C Stock)	551,826	101,215,925
Auto Trader Group PLC (United Kingdom), 144A	600,803	6,047,186
Autohome, Inc. (China), ADR	19,600	538,020
Baidu, Inc. (China), ADR*(a)	1,600	138,368
Bumble, Inc. (Class A Stock)*	13,500	141,885
IAC, Inc.*	2,268	106,256
Kanzhun Ltd. (China), ADR(a)	64,797	1,218,831
Kuaishou Technology (China), 144A*	118,500	695,578
Match Group, Inc.*	11,263	342,170
Meta Platforms, Inc. (Class A Stock)	325,281	164,013,186
Pinterest, Inc. (Class A Stock)*	183,000	8,064,810
Scout24 SE (Germany), 144A	12,627	964,750
Tencent Holdings Ltd. (China)	35,700	1,693,620
TripAdvisor, Inc.*	3,257	58,007

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
ZoomInfo Technologies, Inc.*	6,332	$80,859

		442,132,022

IT Services — 0.6%
Accenture PLC (Class A Stock)	38,743	11,755,014
Akamai Technologies, Inc.*	6,989	629,569
Amdocs Ltd.	3,371	266,039
ASGN, Inc.*	8,930	787,358
Capgemini SE (France)	6,608	1,312,597
Cognizant Technology Solutions Corp. (Class A Stock)	202,067	13,740,556
DXC Technology Co.*(a)	5,809	110,894
Elm Co. (Saudi Arabia)	129	29,481
EPAM Systems, Inc.*	2,164	407,070
Fujitsu Ltd. (Japan)	104,000	1,631,082
Gartner, Inc.*	1,374	617,008
Globant SA*	10,567	1,883,673
GoDaddy, Inc. (Class A Stock)*	2,100	293,391
HCL Technologies Ltd. (India)	57,621	1,005,994
Infosys Ltd. (India)	27,068	507,976
International Business Machines Corp.(a)	152,083	26,302,755
Kyndryl Holdings, Inc.*	6,861	180,513
MongoDB, Inc.*	23,404	5,850,064
Mphasis Ltd. (India)	16,522	485,381
NEC Corp. (Japan)	32,500	2,679,839
NEXTDC Ltd. (Australia)*	29,214	341,071
Nomura Research Institute Ltd. (Japan)	18,700	528,532
NTT Data Group Corp. (Japan)	30,200	446,146
Obic Co. Ltd. (Japan)	3,200	412,903
Okta, Inc.*	2,533	237,114
Otsuka Corp. (Japan)	25,800	497,634
Samsung SDS Co. Ltd. (South Korea)	200	21,467
SCSK Corp. (Japan)	61,300	1,226,400
Snowflake, Inc. (Class A Stock)*	50,087	6,766,253
Tata Consultancy Services Ltd. (India)	20,830	973,037
Tech Mahindra Ltd. (India)	30,506	521,586
TIS, Inc. (Japan)	89,800	1,744,638
Twilio, Inc. (Class A Stock)*	36,842	2,092,994
Unisys Corp.*	65,900	272,167
VeriSign, Inc.*	3,926	698,043
Wipro Ltd. (India)	6,783	41,873
Wix.com Ltd. (Israel)*	21,700	3,451,819

		90,749,931

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	76,900	1,506,576
Brunswick Corp.	7,292	530,639
Hasbro, Inc.	2,951	172,634
Mattel, Inc.*(a)	10,409	169,250
Polaris, Inc.	1,517	118,796
Shimano, Inc. (Japan)	12,000	1,854,526
Solo Brands, Inc. (Class A Stock)*(a)	76,500	174,420
YETI Holdings, Inc.*	385	14,688

		4,541,529

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	13,137	1,702,949

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Avantor, Inc.*	28,759	$609,691
Azenta, Inc.*(a)	1,691	88,980
Bio-Rad Laboratories, Inc. (Class A Stock)*(a)	941	256,997
Bio-Techne Corp.(a)	6,756	484,067
Bruker Corp.	720	45,943
Charles River Laboratories International, Inc.*(a)	2,395	494,759
Danaher Corp.(a)	91,094	22,759,836
Fortrea Holdings, Inc.*	9,478	221,217
Illumina, Inc.*	60,425	6,307,162
IQVIA Holdings, Inc.*	7,548	1,595,949
Lonza Group AG (Switzerland)	2,516	1,369,723
Medpace Holdings, Inc.*	13,078	5,386,174
Mettler-Toledo International, Inc.*(a)	1,253	1,751,180
QIAGEN NV*	27,678	1,137,289
Quanterix Corp.*(a)	30,800	406,868
Repligen Corp.*	1,147	144,591
Revvity, Inc.(a)	5,896	618,255
Sotera Health Co.*	1,614	19,158
Thermo Fisher Scientific, Inc.	59,951	33,152,903
Waters Corp.*	1,616	468,834
West Pharmaceutical Services, Inc.	9,993	3,291,594

		82,314,119

Machinery — 1.2%
AGCO Corp.	1,912	187,147
Alfa Laval AB (Sweden)	38,322	1,678,184
Allison Transmission Holdings, Inc.	133,950	10,166,805
Atlas Copco AB (Sweden) (Class A Stock)	504,414	9,471,007
Atlas Copco AB (Sweden) (Class B Stock)	115,002	1,856,971
Blue Bird Corp.*	43,300	2,331,705
Caterpillar, Inc.	50,914	16,959,453
CNH Industrial NV	25,854	261,901
Crane Co.	1,435	208,046
Cummins India Ltd. (India)	5,505	261,403
Cummins, Inc.	17,016	4,712,241
Daimler Truck Holding AG (Germany)	70,123	2,796,725
Deere & Co.(a)	18,850	7,042,925
Donaldson Co., Inc.	72,858	5,213,718
Dover Corp.	6,333	1,142,790
Enerpac Tool Group Corp.	16,589	633,368
Enpro, Inc.	1,374	200,013
Epiroc AB (Sweden) (Class B Stock)	35,428	650,310
Esab Corp.	1,725	162,892
FANUC Corp. (Japan)	90,000	2,470,746
Flowserve Corp.	194,519	9,356,364
Fortive Corp.	114,855	8,510,755
Gates Industrial Corp. PLC*(a)	26,946	426,016
GEA Group AG (Germany)	50,497	2,099,334
Graco, Inc.	4,041	320,370
Haitian International Holdings Ltd. (China)	4,000	11,320
Hitachi Construction Machinery Co. Ltd. (Japan)	19,800	530,939
Hyster-Yale, Inc.	20,600	1,436,438
IDEX Corp.	3,320	667,984

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Illinois Tool Works, Inc.	9,610	$2,277,186
Indutrade AB (Sweden)	33,942	871,789
Ingersoll Rand, Inc.	18,394	1,670,911
ITT, Inc.(a)	53,515	6,913,068
Knorr-Bremse AG (Germany)	16,225	1,240,157
Komatsu Ltd. (Japan)	62,000	1,810,992
Kone OYJ (Finland) (Class B Stock)	22,723	1,126,637
Lincoln Electric Holdings, Inc.	847	159,778
Manitowoc Co., Inc. (The)*	8,300	95,699
Middleby Corp. (The)*	1,593	195,318
Mitsubishi Heavy Industries Ltd. (Japan)	33,300	358,477
Mueller Water Products, Inc. (Class A Stock)	18,900	338,688
Nordson Corp.(a)	2,525	585,648
Oshkosh Corp.	1,964	212,505
Otis Worldwide Corp.	135,975	13,088,953
PACCAR, Inc.(a)	23,603	2,429,693
Parker-Hannifin Corp.	27,666	13,993,739
Pentair PLC	7,655	586,909
Proto Labs, Inc.*	41,000	1,266,490
Rational AG (Germany)	1,515	1,256,117
RBC Bearings, Inc.*(a)	1,356	365,822
Sandvik AB (Sweden)	27,312	548,816
Schindler Holding AG (Switzerland)	2,472	616,240
Schindler Holding AG (Switzerland) (Part. Cert.)	7,020	1,761,344
Shandong Himile Mechanical Science & Technology Co. Ltd. (China) (Class A Stock)	10,400	54,349
Sinotruk Hong Kong Ltd. (China)	3,000	7,788
SKF AB (Sweden) (Class B Stock)	69,145	1,389,624
SMC Corp. (Japan)	800	381,166
Snap-on, Inc.(a)	2,382	622,631
Stanley Black & Decker, Inc.	7,113	568,258
Techtronic Industries Co. Ltd. (Hong Kong)	222,749	2,539,314
Tennant Co.	25,663	2,526,266
Terex Corp.	80,487	4,413,907
Timken Co. (The)	1,895	151,846
Toro Co. (The)	2,380	222,554
Toyota Industries Corp. (Japan)	21,500	1,828,906
Trelleborg AB (Sweden) (Class B Stock)	32,764	1,275,050
Trinity Industries, Inc.	28,691	858,435
VAT Group AG (Switzerland), 144A	1,624	917,003
Volvo AB (Sweden) (Class A Stock)	12,451	325,509
Volvo AB (Sweden) (Class B Stock)	190,489	4,894,507
Wartsila OYJ Abp (Finland)	113,303	2,196,524
Weichai Power Co. Ltd. (China) (Class H Stock)	131,000	249,406
Westinghouse Air Brake Technologies Corp.	27,462	4,340,369
Xylem, Inc.	10,608	1,438,763
Yutong Bus Co. Ltd. (China) (Class A Stock)	17,600	62,060
Zhejiang Dingli Machinery Co. Ltd. (China) (Class A Stock)	5,800	47,895

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Zhuzhou CRRC Times Electric Co. Ltd. (China) (Class H Stock)	2,600	$10,245

		176,861,221

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	232	393,662
Cia Sud Americana de Vapores SA (Chile)	14,716,859	934,573
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	102,500	178,904
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	190,400	1,132,295
Kawasaki Kisen Kaisha Ltd. (Japan)	128,000	1,866,610
Kirby Corp.*	47,475	5,684,182
Matson, Inc.	16,300	2,134,811
MISC Bhd (Malaysia)	7,200	12,981
Mitsui OSK Lines Ltd. (Japan)	65,900	1,981,392
Orient Overseas International Ltd. (Hong Kong)	500	8,125
SITC International Holdings Co. Ltd. (China)	88,000	238,620
Wan Hai Lines Ltd. (Taiwan)	240,000	656,145
Yang Ming Marine Transport Corp. (Taiwan)	370,000	851,335

		16,073,635

Media — 0.3%
Advantage Solutions, Inc.*(a)	200,200	644,644
Charter Communications, Inc. (Class A Stock)*(a)	4,149	1,240,385
Comcast Corp. (Class A Stock)	492,119	19,271,380
Fox Corp. (Class A Stock)(a)	11,326	389,275
Fox Corp. (Class B Stock)	6,178	197,820
Informa PLC (United Kingdom)	372,788	4,023,108
Interpublic Group of Cos., Inc. (The)(a)	17,337	504,333
Liberty Broadband Corp. (Class A Stock)*	359	19,601
Liberty Broadband Corp. (Class C Stock)*	2,485	136,228
Liberty Media Corp.-Liberty SiriusXM*	4,512	99,986
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	2,254	49,926
MFE-MediaForEurope NV (Italy) (Class B Stock)	68,755	297,231
New York Times Co. (The) (Class A Stock)	4,652	238,229
News Corp. (Class A Stock)	17,248	475,527
News Corp. (Class B Stock)(a)	5,208	147,855
Nexstar Media Group, Inc.	582	96,618
Omnicom Group, Inc.(a)	8,975	805,057
Paramount Global (Class A Stock)(a)	313	5,753
Paramount Global (Class B Stock)(a)	25,673	266,742
Publicis Groupe SA (France)(a)	37,398	3,972,379
Sirius XM Holdings, Inc.(a)	19,508	55,208
Trade Desk, Inc. (The) (Class A Stock)*	132,601	12,951,140
Vivendi SE (France)	175,085	1,829,923

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
WPP PLC (United Kingdom)	149,205	$1,366,222

		49,084,570

Metals & Mining — 0.7%
Agnico Eagle Mines Ltd. (Canada)(a)	27,817	1,819,232
Alcoa Corp.	5,316	211,470
Alrosa PJSC (Russia)^	575,990	1
Aluminum Corp. of China Ltd. (China) (Class H Stock)	24,000	16,347
Anglo American PLC (South Africa)	37,850	1,196,079
Antofagasta PLC (Chile)	29,874	793,933
APL Apollo Tubes Ltd. (India)	31,101	579,210
ArcelorMittal SA (Luxembourg)	59,194	1,356,091
ATI, Inc.*	2,535	140,566
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	9,000	8,189
Barrick Gold Corp. (Canada)(a)	31,985	533,510
BHP Group Ltd. (Australia)	420,051	12,005,881
BlueScope Steel Ltd. (Australia)	239,153	3,246,417
Boliden AB (Sweden)	39,184	1,260,190
Carpenter Technology Corp.	23,500	2,575,130
China Hongqiao Group Ltd. (China)	13,000	19,618
Cia Siderurgica Nacional SA (Brazil)	205,500	473,487
Cleveland-Cliffs, Inc.*(a)	9,669	148,806
CMOC Group Ltd. (China) (Class H Stock)	21,000	19,164
Commercial Metals Co.	41,900	2,304,081
Constellium SE*	39,208	739,071
Eldorado Gold Corp. (Turkey)*	30,250	447,398
ERO Copper Corp. (Brazil)*	34,910	746,148
Fortescue Ltd. (Australia)	268,425	3,821,421
Freeport-McMoRan, Inc.	265,772	12,916,519
Glencore PLC (Australia)	1,406,018	8,000,630
GMK Norilskiy Nickel PAO (Russia)^	815,600	1
Gold Fields Ltd. (South Africa)	4,806	71,814
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	16,600	89,565
Harmony Gold Mining Co. Ltd. (South Africa)	59,586	551,662
Hindalco Industries Ltd. (India)	43,080	357,107
Huaibei Mining Holdings Co. Ltd. (China) (Class A Stock)	21,200	48,644
Impala Platinum Holdings Ltd. (South Africa)	81,350	404,019
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	66,322	855,658
JFE Holdings, Inc. (Japan)	117,100	1,690,061
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	78,000	155,255
Jindal Steel & Power Ltd. (India)	1,944	24,308
JSW Steel Ltd. (India)	20,002	223,107
Kaiser Aluminum Corp.(a)	6,000	527,400
Kumba Iron Ore Ltd. (South Africa)	25,756	622,876
Lundin Mining Corp. (Chile)	150,365	1,673,959
MP Materials Corp.*(a)	3,165	40,290
Newmont Corp.(a)	52,662	2,204,958
Nippon Steel Corp. (Japan)	92,800	1,967,215
NMDC Ltd. (India)	235,596	693,426
Norsk Hydro ASA (Norway)	63,440	395,516

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Northam Platinum Holdings Ltd. (South Africa)	1,236	$8,646
Northern Star Resources Ltd. (Australia)	236,861	2,056,917
Novolipetsk Steel PJSC (Russia)^	2,758,930	3
Nucor Corp.	40,154	6,347,544
Pilbara Minerals Ltd. (Australia)	382,621	778,554
Press Metal Aluminium Holdings Bhd (Malaysia)	19,200	23,418
Radius Recycling, Inc.	30,900	471,843
Reliance, Inc.	1,638	467,813
Rio Tinto Ltd. (Australia)	32,151	2,546,741
Rio Tinto PLC (Australia)	108,062	7,090,844
Royal Gold, Inc.(a)	1,934	242,059
Severstal PAO (Russia)^	337,573	—
South32 Ltd. (Australia)	187,649	455,255
Steel Dynamics, Inc.	6,935	898,082
Sumitomo Metal Mining Co. Ltd. (Japan)	34,800	1,057,344
United States Steel Corp.	6,570	248,346
Vale SA (Brazil)	428,564	4,778,518
Vedanta Ltd. (India)	122,662	667,234
voestalpine AG (Austria)	64,745	1,750,370
Western Mining Co. Ltd. (China) (Class A Stock)	3,000	7,359
Zhongjin Gold Corp. Ltd. (China) (Class A Stock)	4,400	8,887

		97,881,207

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.(a)	20,587	196,400
Annaly Capital Management, Inc.	14,657	279,363
Franklin BSP Realty Trust, Inc.	20,400	257,040
Granite Point Mortgage Trust, Inc.	86,800	257,796
Ladder Capital Corp.	48,063	542,631
MFA Financial, Inc.	190,725	2,029,314
Rithm Capital Corp.	14,582	159,090
Starwood Property Trust, Inc.(a)	8,912	168,793
TPG RE Finance Trust, Inc.	14,700	127,008

		4,017,435

Multi-Utilities — 0.4%
Ameren Corp.	12,048	856,733
Avista Corp.	100,881	3,491,491
Black Hills Corp.	65,738	3,574,832
CenterPoint Energy, Inc.	144,737	4,483,952
Centrica PLC (United Kingdom)	1,244,014	2,120,417
CMS Energy Corp.	103,467	6,159,391
Consolidated Edison, Inc.	15,704	1,404,252
Dominion Energy, Inc.	38,159	1,869,791
DTE Energy Co.	61,792	6,859,530
E.ON SE (Germany)	230,608	3,030,808
Engie SA (France)	238,607	3,416,936
National Grid PLC (United Kingdom)	272,984	3,048,178
National Grid PLC (United Kingdom), ADR	35,286	2,004,245
NiSource, Inc.(a)	413,483	11,912,445
Public Service Enterprise Group, Inc.	22,748	1,676,528
Sembcorp Industries Ltd. (Singapore)	287,600	1,016,548

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
Sempra(a)	60,270	$4,584,136
WEC Energy Group, Inc.	14,386	1,128,726
YTL Corp. Bhd (Malaysia)	17,100	12,471
YTL Power International Bhd (Malaysia)	72,300	73,618

		62,725,028

Office REITs — 0.0%
Boston Properties, Inc.(a)	7,127	438,738
Cousins Properties, Inc.	22,396	518,467
Dexus (Australia)	248,659	1,072,688
Equity Commonwealth*	4,800	93,120
Gecina SA (France)	17,162	1,584,245
Highwoods Properties, Inc.	3,199	84,038
Hudson Pacific Properties, Inc.(a)	19,200	92,352
Japan Real Estate Investment Corp. (Japan)	175	553,140
Kilroy Realty Corp.	8,264	257,589
Nippon Building Fund, Inc. (Japan)	188	659,470
Paramount Group, Inc.	211,900	981,097
Piedmont Office Realty Trust, Inc. (Class A Stock)	20,600	149,350
SL Green Realty Corp.(a)	10,814	612,505
Vornado Realty Trust	5,354	140,757

		7,237,556

Oil, Gas & Consumable Fuels — 2.2%
Adaro Energy Indonesia Tbk PT (Indonesia)	25,652,000	4,366,616
Aker BP ASA (Norway)	18,954	484,325
Amplify Energy Corp.*	125,400	850,212
Ampol Ltd. (Australia)	25,428	546,918
Antero Midstream Corp.	6,838	100,792
Antero Resources Corp.*(a)	260,741	8,507,979
APA Corp.	15,044	442,895
ARC Resources Ltd. (Canada)(a)	93,071	1,660,658
Bharat Petroleum Corp. Ltd. (India)	8,172	29,732
BP PLC	1,109,846	6,682,135
California Resources Corp.(a)	30,000	1,596,600
Cameco Corp. (Canada)	10,604	521,717
Cheniere Energy, Inc.	76,931	13,449,847
Chesapeake Energy Corp.(a)	3,784	311,007
Chevron Corp.	236,866	37,050,580
China Coal Energy Co. Ltd. (China) (Class H Stock)	139,000	162,348
Chord Energy Corp.	12,594	2,111,762
Civitas Resources, Inc.	1,330	91,770
CNX Resources Corp.*(a)	23,000	558,900
Coal India Ltd. (India)	51,797	293,460
ConocoPhillips	270,617	30,953,172
Coterra Energy, Inc.	34,410	917,715
Devon Energy Corp.	29,044	1,376,686
Diamondback Energy, Inc.	69,731	13,959,449
DT Midstream, Inc.(a)	2,966	210,675
ENEOS Holdings, Inc. (Japan)	559,400	2,882,841
Eni SpA (Italy)	87,464	1,342,979
EOG Resources, Inc.	26,246	3,303,584
EQT Corp.(a)	18,116	669,930
Equinor ASA (Norway)	90,902	2,603,780

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Evolution Petroleum Corp.	28,100	$148,087
Exxaro Resources Ltd. (South Africa)	1,360	13,402
Exxon Mobil Corp.	637,010	73,332,591
Galp Energia SGPS SA (Portugal)	17,732	374,516
Golar LNG Ltd. (Cameroon)	11,200	351,120
Hess Corp.	7,723	1,139,297
HF Sinclair Corp.	20,064	1,070,214
Idemitsu Kosan Co. Ltd. (Japan)	388,300	2,523,780
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	5,200	9,329
Inpex Corp. (Japan)(a)	179,300	2,633,107
Kinder Morgan, Inc.	88,705	1,762,568
Kinetik Holdings, Inc.	29,500	1,222,480
Kosmos Energy Ltd. (Ghana)*(a)	54,600	302,484
LUKOIL PJSC (Russia)^	3,043	—
Marathon Oil Corp.	189,965	5,446,297
Marathon Petroleum Corp.	16,085	2,790,426
Matador Resources Co.	2,230	132,908
Motor Oil Hellas Corinth Refineries SA (Greece)	374	9,382
Murphy Oil Corp.	56,400	2,325,936
Occidental Petroleum Corp.(a)	29,570	1,863,797
Oil & Natural Gas Corp. Ltd. (India)	59,069	193,840
ONEOK, Inc.	26,693	2,176,814
Ovintiv, Inc.	6,449	302,265
Par Pacific Holdings, Inc.*	3,700	93,425
PBF Energy, Inc. (Class A Stock)	47,000	2,162,940
Peabody Energy Corp.	83,900	1,855,868
Pembina Pipeline Corp. (Canada)	48,052	1,782,917
Permian Resources Corp.(a)	68,338	1,103,659
PetroChina Co. Ltd. (China) (Class H Stock)	78,000	78,761
Petroleo Brasileiro SA (Brazil)	86,200	621,739
Phillips 66	90,906	12,833,200
PTT Exploration & Production PCL (Thailand)	7,200	29,763
PTT PCL (Thailand)	52,500	46,413
Range Resources Corp.	7,072	237,124
Reliance Industries Ltd. (India)	8,396	314,738
Repsol SA (Spain)(a)	184,475	2,925,529
REX American Resources Corp.*	2,600	118,534
Rosneft Oil Co. PJSC (Russia)^	19,154	—
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	12,800	45,158
Shanxi Lu’an Environmental Energy Development Co. Ltd. (China) (Class A Stock)	17,600	43,693
Shell PLC	497,281	17,836,476
Shell PLC, ADR	48,109	3,472,508
SM Energy Co.	3,300	142,659
Southwestern Energy Co.*	33,165	223,200
Surgutneftegas PJSC (Russia)^	55,200	—
Targa Resources Corp.	11,362	1,463,198
Tatneft PJSC (Russia)^	133,140	—
Thai Oil PCL (Thailand)	6,500	9,364
TotalEnergies SE (France)	233,525	15,635,378
Turkiye Petrol Rafinerileri A/S (Turkey)	5,088	25,808
United Tractors Tbk PT (Indonesia)	2,950,700	3,956,340
Valero Energy Corp.	14,843	2,326,789

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Viper Energy, Inc.	550	$20,642
Williams Cos., Inc. (The)	417,491	17,743,367
World Kinect Corp.(a)	92,354	2,382,733

		327,697,627

Paper & Forest Products — 0.0%
Clearwater Paper Corp.*	16,000	775,520
Empresas CMPC SA (Chile)	245,173	461,140
Louisiana-Pacific Corp.	714	58,783
Mondi PLC (Austria)	34,710	665,286
Shandong Sun Paper Industry JSC Ltd. (China) (Class A Stock)	3,900	7,452
Suzano SA (Brazil)	67,200	685,933
UPM-Kymmene OYJ (Finland)	59,204	2,079,396

		4,733,510

Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	3,836	154,974
American Airlines Group, Inc.*(a)	23,231	263,207
ANA Holdings, Inc. (Japan)	33,800	624,733
China Airlines Ltd. (Taiwan)	676,000	493,010
Delta Air Lines, Inc.	187,403	8,890,398
Deutsche Lufthansa AG (Germany)(a)	79,010	484,623
Eva Airways Corp. (Taiwan)	656,000	770,034
InterGlobe Aviation Ltd. (India), 144A*	938	47,535
Japan Airlines Co. Ltd. (Japan)	80,800	1,276,641
Singapore Airlines Ltd. (Singapore)	295,000	1,498,886
SkyWest, Inc.*	40,399	3,315,546
Southwest Airlines Co.(a)	27,604	789,750
Turk Hava Yollari AO (Turkey)*	53,261	503,515
United Airlines Holdings, Inc.*(a)	15,142	736,810

		19,849,662

Personal Care Products — 0.3%
Beiersdorf AG (Germany)	4,895	716,461
BellRing Brands, Inc.*	4,970	283,986
Colgate-Palmolive India Ltd. (India)	10,461	356,246
Coty, Inc. (Class A Stock)*	11,274	112,965
Edgewell Personal Care Co.	12,200	490,318
elf Beauty, Inc.*(a)	1,708	359,910
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,406	894,398
Haleon PLC	510,415	2,076,734
Hengan International Group Co. Ltd. (China)	16,500	50,250
Kenvue, Inc.	84,307	1,532,701
L’Oreal SA (France)	44,852	19,742,305
Natura & Co. Holding SA (Brazil)	5,000	13,909
Unilever PLC (United Kingdom)	212,337	11,654,617
Unilever PLC (United Kingdom), ADR(a)	45,479	2,500,890
USANA Health Sciences, Inc.*	3,200	144,768

		40,930,458

Pharmaceuticals — 3.2%
Amneal Pharmaceuticals, Inc.*	197,600	1,254,760
AstraZeneca PLC (United Kingdom)	140,443	21,857,574

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom), ADR	258,236	$20,139,826
Aurobindo Pharma Ltd. (India)	28,448	411,520
Bayer AG (Germany)	14,212	400,608
Bristol-Myers Squibb Co.	330,724	13,734,968
Catalent, Inc.*	8,354	469,745
Chugai Pharmaceutical Co. Ltd. (Japan)	76,300	2,716,917
Cipla Ltd. (India)	45,525	806,922
CSPC Pharmaceutical Group Ltd. (China)	55,600	44,279
Daiichi Sankyo Co. Ltd. (Japan)	165,500	5,751,745
Dr. Reddy’s Laboratories Ltd. (India)	11,141	854,560
Eisai Co. Ltd. (Japan)	10,800	444,567
Elanco Animal Health, Inc.*	464,983	6,709,705
Eli Lilly & Co.	140,510	127,214,944
GSK PLC	484,084	9,310,977
Hikma Pharmaceuticals PLC (Jordan)	86,894	2,070,338
Hubei Jumpcan Pharmaceutical Co. Ltd. (China) (Class A Stock)	9,600	41,652
Intra-Cellular Therapies, Inc.*(a)	29,900	2,047,851
Ipsen SA (France)	13,934	1,711,915
Jazz Pharmaceuticals PLC*	1,227	130,958
Johnson & Johnson	331,732	48,485,949
Kyowa Kirin Co. Ltd. (Japan)	29,700	509,077
Lupin Ltd. (India)	32,307	627,164
Mankind Pharma Ltd. (India)*	3,113	79,284
Merck & Co., Inc.	283,476	35,094,329
Merck KGaA (Germany)	15,724	2,600,362
Novartis AG (Switzerland)	170,881	18,193,985
Novo Nordisk A/S (Denmark), ADR	261,447	37,318,945
Novo Nordisk A/S (Denmark) (Class B Stock)	325,207	46,532,201
Ono Pharmaceutical Co. Ltd. (Japan)	126,500	1,728,410
Organon & Co.	7,737	160,156
Orion OYJ (Finland) (Class B Stock)	20,426	871,159
Otsuka Holdings Co. Ltd. (Japan)	34,700	1,465,962
Pacira BioSciences, Inc.*	36,000	1,029,960
Perrigo Co. PLC	30,828	791,663
Pfizer, Inc.	311,726	8,722,093
Prestige Consumer Healthcare, Inc.*	28,100	1,934,685
Richter Gedeon Nyrt (Hungary)	79,890	2,075,666
Roche Holding AG	55,477	15,370,393
Royalty Pharma PLC (Class A Stock)	11,223	295,951
Sanofi SA	87,295	8,419,000
Sanofi SA, ADR	49,713	2,412,075
Shionogi & Co. Ltd. (Japan)	68,500	2,667,975
Sichuan Kelun Pharmaceutical Co. Ltd. (China) (Class A Stock)	14,200	58,965
Sun Pharmaceutical Industries Ltd. (India)	5,133	93,470
Takeda Pharmaceutical Co. Ltd. (Japan)	108,200	2,806,519
Tarsus Pharmaceuticals, Inc.*	5,852	159,057
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	170,600	2,772,250
Torii Pharmaceutical Co. Ltd. (Japan)	18,700	427,800
Torrent Pharmaceuticals Ltd. (India)	14,294	478,023
Viatris, Inc.	54,996	584,607

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	9,928	$1,721,118

		464,614,584

Professional Services — 0.4%
Automatic Data Processing, Inc.	58,451	13,951,669
Broadridge Financial Solutions, Inc.(a)	2,492	490,924
Bureau Veritas SA (France)(a)	36,985	1,027,780
CACI International, Inc. (Class A Stock)*	667	286,897
Clarivate PLC*	14,266	81,174
Computershare Ltd. (Australia)	60,031	1,049,932
Concentrix Corp.(a)	1,342	84,922
Dayforce, Inc.*(a)	6,865	340,504
Dun & Bradstreet Holdings, Inc.(a)	933,747	8,646,497
Equifax, Inc.	4,767	1,155,807
Experian PLC	61,505	2,857,325
FTI Consulting, Inc.*	834	179,752
Genpact Ltd.	4,062	130,756
Huron Consulting Group, Inc.*	3,959	389,961
Intertek Group PLC (United Kingdom)	7,429	449,084
Jacobs Solutions, Inc.	5,757	804,310
KBR, Inc.	12,665	812,333
Kelly Services, Inc. (Class A Stock)	7,500	160,575
Korn Ferry	22,187	1,489,635
Leidos Holdings, Inc.	6,317	921,524
ManpowerGroup, Inc.	19,028	1,328,154
Parsons Corp.*	730	59,721
Paychex, Inc.(a)	10,957	1,299,062
Paycom Software, Inc.	961	137,461
Paycor HCM, Inc.*(a)	984	12,497
Randstad NV (Netherlands)	13,875	629,960
Recruit Holdings Co. Ltd. (Japan)	108,900	5,859,601
RELX PLC (United Kingdom)	121,189	5,552,746
Resources Connection, Inc.	22,700	250,608
Robert Half, Inc.	3,121	199,682
Science Applications International Corp.(a)	1,590	186,905
SS&C Technologies Holdings, Inc.	6,302	394,946
TransUnion	5,361	397,572
TrueBlue, Inc.*	51,300	528,390
TTEC Holdings, Inc.	60,500	355,740
Upwork, Inc.*	109,900	1,181,425
Verisk Analytics, Inc.	2,497	673,066
Wolters Kluwer NV (Netherlands)	28,987	4,786,862

		59,145,759

Real Estate Management & Development — 0.3%
Aldar Properties PJSC (United Arab Emirates)	486,351	828,964
Anywhere Real Estate, Inc.*	268,700	889,397
CapitaLand Investment Ltd. (Singapore)	120,102	234,886
Catena AB (Sweden)	7,845	392,040
CBRE Group, Inc. (Class A Stock)*	13,897	1,238,362
Central Pattana PCL (Thailand)	150,800	226,428
China Overseas Land & Investment Ltd. (China)	291,000	503,713
China Resources Mixc Lifestyle Services Ltd. (China), 144A	3,800	12,576

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
China Vanke Co. Ltd. (China) (Class H Stock)	574,800	$342,127
Corp. Inmobiliaria Vesta SAB de CV (Mexico), ADR	11,036	330,970
CoStar Group, Inc.*	17,749	1,315,911
Cushman & Wakefield PLC*	89,100	926,640
Daito Trust Construction Co. Ltd. (Japan)	14,200	1,469,862
Daiwa House Industry Co. Ltd. (Japan)	14,000	356,438
Emaar Properties PJSC (United Arab Emirates)	533,121	1,191,237
Forestar Group, Inc.*	43,900	1,404,361
Grainger PLC (United Kingdom)	122,034	374,463
Henderson Land Development Co. Ltd. (Hong Kong)	144,000	386,089
Hongkong Land Holdings Ltd. (Hong Kong)	147,200	474,246
Howard Hughes Holdings, Inc.*	2,611	169,245
Hulic Co. Ltd. (Japan)(a)	96,900	861,277
Jones Lang LaSalle, Inc.*(a)	32,377	6,646,351
K Wah International Holdings Ltd. (Hong Kong)	5,850,000	1,296,140
KE Holdings, Inc. (China), ADR(a)	146,041	2,066,480
Longfor Group Holdings Ltd. (China), 144A	308,500	421,464
Mabanee Co. KPSC (Kuwait)	3,822	10,371
Macrotech Developers Ltd. (India), 144A	30,627	552,325
Marcus & Millichap, Inc.	1,561	49,203
Mitsubishi Estate Co. Ltd. (Japan)	124,980	1,967,612
Mitsui Fudosan Co. Ltd. (Japan)	239,430	2,203,694
Nomura Real Estate Holdings, Inc. (Japan)	34,200	860,930
PSP Swiss Property AG (Switzerland)	844	108,344
Sagax AB (Sweden) (Class B Stock)	17,532	449,277
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	878,247
Sino Land Co. Ltd. (Hong Kong)	446,672	459,671
Sumitomo Realty & Development Co. Ltd. (Japan)	6,209	183,214
Sun Hung Kai Properties Ltd. (Hong Kong)	111,785	968,566
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	506,762	4,474,002
Swire Properties Ltd. (Hong Kong)	7	11
Swiss Prime Site AG (Switzerland)	5,812	550,368
Vonovia SE (Germany)	43,204	1,229,517
Wharf Holdings Ltd. (The) (China)	96,000	269,749
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	151,000	400,216
Yanlord Land Group Ltd. (China)*	964,900	311,634
Zillow Group, Inc. (Class A Stock)*	1,623	73,100
Zillow Group, Inc. (Class C Stock)*	4,718	218,868

		40,578,586

Residential REITs — 0.2%
American Homes 4 Rent (Class A Stock)	28,708	1,066,789
AvalonBay Communities, Inc.	23,165	4,792,607

	Shares	Value

COMMON STOCKS (continued)
Residential REITs (cont’d.)
Boardwalk Real Estate Investment Trust (Canada)	2,163	$111,435
Camden Property Trust(a)	5,022	547,950
Canadian Apartment Properties REIT (Canada)	4,697	152,613
Centerspace	3,400	229,942
Equity LifeStyle Properties, Inc.	4,359	283,902
Equity Residential	203,901	14,138,495
Essex Property Trust, Inc.(a)	3,958	1,077,368
Independence Realty Trust, Inc.(a)	47,097	882,598
Invitation Homes, Inc.	30,624	1,099,095
Killam Apartment Real Estate
Investment Trust (Canada)	20,500	255,342
Mid-America Apartment Communities, Inc.(a)	11,328	1,615,486
Nippon Accommodations Fund, Inc. (Japan)	73	290,183
Sun Communities, Inc.	6,315	759,947
UDR, Inc.(a)	14,940	614,781
UNITE Group PLC (The) (United Kingdom)	34,017	383,756
Veris Residential, Inc.	75,347	1,130,205

		29,432,494

Retail REITs — 0.3%
Acadia Realty Trust(a)	108,000	1,935,360
Agree Realty Corp.(a)	8,330	515,960
Brixmor Property Group, Inc.	25,208	582,053
CapitaLand Integrated Commercial Trust (Singapore)	520,095	757,232
Federal Realty Investment Trust	3,544	357,838
First Capital Real Estate Investment Trust (Canada)	16,318	175,340
InvenTrust Properties Corp.	66,579	1,648,496
Kimco Realty Corp.	97,263	1,892,738
Kite Realty Group Trust	94,700	2,119,386
Klepierre SA (France)	184,488	4,925,453
Link REIT (Hong Kong)	119,056	462,338
NNN REIT, Inc.(a)	27,333	1,164,386
Realty Income Corp.(a)	41,004	2,165,831
Regency Centers Corp.(a)	55,340	3,442,148
Retail Opportunity Investments Corp.	3,148	39,130
Sasseur Real Estate Investment Trust (China)	2,185,200	1,086,950
Scentre Group (Australia)	1,553,273	3,219,471
Simon Property Group, Inc.	20,053	3,044,045
SITE Centers Corp.	13,596	197,142
Unibail-Rodamco-Westfield (France)	68,667	5,426,551
Urban Edge Properties	34,931	645,175
Vicinity Ltd. (Australia)	1,135,459	1,396,144

		37,199,167

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc.*	336,176	54,531,109
Advantest Corp. (Japan)	59,160	2,397,515
Allegro MicroSystems, Inc. (Japan)*	475	13,414
Amkor Technology, Inc.	63,665	2,547,873
Analog Devices, Inc.	127,034	28,996,781
Applied Materials, Inc.	123,461	29,135,561

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASE Technology Holding Co. Ltd. (Taiwan)	89,000	$461,048
ASM International NV (Netherlands)	14,878	11,372,383
ASML Holding NV (Netherlands) (XAMS)	37,791	38,515,315
ASML Holding NV (Netherlands) (XNGS)	16,540	16,915,954
ASPEED Technology, Inc. (Taiwan)	5,049	749,225
Broadcom, Inc.(a)	72,195	115,911,238
Cirrus Logic, Inc.*	1,641	209,490
Credo Technology Group Holding Ltd.*	18,544	592,295
Disco Corp. (Japan)	18,624	7,093,875
eMemory Technology, Inc. (Taiwan)	8,073	634,153
Enphase Energy, Inc.*(a)	2,429	242,196
Entegris, Inc.	1,132	153,273
Eo Technics Co. Ltd. (South Korea)	2,795	374,432
First Solar, Inc.*	4,935	1,112,645
FormFactor, Inc.*	32,400	1,961,172
GLOBALFOUNDRIES, Inc.*(a)	2,403	121,496
HPSP Co. Ltd. (South Korea)	13,379	376,228
Impinj, Inc.*	930	145,796
Infineon Technologies AG (Germany)	58,161	2,134,526
Intel Corp.	783,737	24,272,335
King Yuan Electronics Co. Ltd. (Taiwan)	105,116	384,050
KLA Corp.	2,329	1,920,284
Lam Research Corp.	28,187	30,014,927
Lasertec Corp. (Japan)(a)	8,000	1,795,843
MACOM Technology Solutions Holdings, Inc.*	2,568	286,255
Marvell Technology, Inc.	22,229	1,553,807
MediaTek, Inc. (Taiwan)	41,350	1,780,879
Microchip Technology, Inc.(a)	23,756	2,173,674
Micron Technology, Inc.	58,287	7,666,489
MKS Instruments, Inc.	1,897	247,710
Monolithic Power Systems, Inc.	10,936	8,985,892
Novatek Microelectronics Corp. (Taiwan)	27,000	503,545
NVIDIA Corp.	3,273,700	404,432,898
NXP Semiconductors NV (China)	4,469	1,202,563
ON Semiconductor Corp.*	19,762	1,354,685
Onto Innovation, Inc.*(a)	14,500	3,183,620
Photronics, Inc.*	36,561	901,960
Power Integrations, Inc.	2,100	147,399
Qorvo, Inc.*	17,140	1,988,926
QUALCOMM, Inc.	159,004	31,670,417
Rambus, Inc.*	40,900	2,403,284
Realtek Semiconductor Corp. (Taiwan)	42,000	704,812
Renesas Electronics Corp. (Japan)	139,800	2,651,258
Rohm Co. Ltd. (Japan)	64,600	863,552
SCREEN Holdings Co. Ltd. (Japan)	18,600	1,686,255
SiTime Corp.*	839	104,355
SK Hynix, Inc. (South Korea)	4,212	714,813
Skyworks Solutions, Inc.	7,502	799,563
SMART Global Holdings, Inc.*	18,400	420,808
STMicroelectronics NV (Singapore)	26,067	1,020,990
Synaptics, Inc.*(a)	1,800	158,760
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	197,603	5,854,508

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	69,496	$12,079,100
Teradyne, Inc.	80,247	11,899,828
Texas Instruments, Inc.	47,174	9,176,758
Tokyo Electron Ltd. (Japan)	40,600	8,887,357
Tower Semiconductor Ltd. (Israel)*	20,460	804,283
Ultra Clean Holdings, Inc.*	30,900	1,514,100
United Microelectronics Corp. (Taiwan)	291,614	504,357
Universal Display Corp.	4,608	968,832
Wolfspeed, Inc.*(a)	3,791	86,283

		906,471,007

Software — 4.9%
A10 Networks, Inc.	17,600	243,760
ACI Worldwide, Inc.*	73,900	2,925,701
Adeia, Inc.	106,400	1,190,084
Adobe, Inc.*	43,960	24,421,539
Alarm.com Holdings, Inc.*	7,300	463,842
ANSYS, Inc.*	3,677	1,182,155
Appfolio, Inc. (Class A Stock)*(a)	11,787	2,882,747
Aspen Technology, Inc.*(a)	840	166,849
Autodesk, Inc.*	54,031	13,369,971
BILL Holdings, Inc.*	2,543	133,813
Blackbaud, Inc.*	5,700	434,169
Box, Inc. (Class A Stock)*(a)	41,000	1,084,040
Cadence Design Systems, Inc.*	100,428	30,906,717
CCC Intelligent Solutions Holdings, Inc.*	9,927	110,289
Check Point Software Technologies Ltd. (Israel)*(a)	11,500	1,897,500
CommVault Systems, Inc.*	27,700	3,367,489
Crowdstrike Holdings, Inc. (Class A Stock)*	73,636	28,216,579
CyberArk Software Ltd.*	22,258	6,085,782
Dassault Systemes SE (France)	75,607	2,842,897
Datadog, Inc. (Class A Stock)*	70,151	9,097,883
Descartes Systems Group, Inc. (The) (Canada)*	2,447	236,967
DocuSign, Inc.*	60,000	3,210,000
Dolby Laboratories, Inc. (Class A Stock)	1,807	143,169
Dropbox, Inc. (Class A Stock)*	2,834	63,680
Elastic NV*	11,200	1,275,792
Fair Isaac Corp.*(a)	512	762,194
Fortinet, Inc.*	13,595	819,371
Freshworks, Inc. (Class A Stock)*	38,300	486,027
Gen Digital, Inc.(a)	24,059	600,994
Gitlab, Inc. (Class A Stock)*	47,600	2,366,672
Guidewire Software, Inc.*(a)	1,393	192,081
HashiCorp, Inc. (Class A Stock)*	928	31,264
HubSpot, Inc.*	8,971	5,291,006
Informatica, Inc. (Class A Stock)*(a)	1,148	35,450
Intapp, Inc.*	6,820	250,089
Intuit, Inc.	13,691	8,997,862
KPIT Technologies Ltd. (India)	22,240	434,884
LiveRamp Holdings, Inc.*	42,577	1,317,332
Microsoft Corp.	935,745	418,231,228
MicroStrategy, Inc. (Class A Stock)*(a)	899	1,238,355
Mitek Systems, Inc.*	8,000	89,440

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Monday.com Ltd.*	15,260	$3,673,998
nCino, Inc.*(a)	1,519	47,773
Nemetschek SE (Germany)	16,296	1,590,928
Nice Ltd. (Israel)*	10,936	1,881,393
Nutanix, Inc. (Class A Stock)*	5,198	295,506
Oracle Corp.	81,489	11,506,247
Oracle Corp. (Japan)	6,800	469,230
Palo Alto Networks, Inc.*	22,605	7,663,321
Procore Technologies, Inc.*(a)	6,041	400,579
Progress Software Corp.	13,400	727,084
PTC, Inc.*(a)	3,363	610,956
Q2 Holdings, Inc.*(a)	11,385	686,857
Riskified Ltd. (Class A Stock)*	34,401	219,822
Roper Technologies, Inc.(a)	6,183	3,485,110
Salesforce, Inc.	171,206	44,017,063
SAP SE (Germany)	62,365	12,527,606
SentinelOne, Inc. (Class A Stock)*	6,161	129,689
ServiceNow, Inc.*	45,579	35,855,632
SolarWinds Corp.	142,800	1,720,740
Sprout Social, Inc. (Class A Stock)*(a)	16,597	592,181
SPS Commerce, Inc.*	12,800	2,408,448
Synopsys, Inc.*	2,646	1,574,529
Teradata Corp.*	40,193	1,389,070
Trend Micro, Inc. (Japan)	17,300	705,162
Tyler Technologies, Inc.*(a)	882	443,452
UiPath, Inc. (Class A Stock)*	2,709	34,350
Unity Software, Inc.*	5,297	86,129
Verint Systems, Inc.*	111,700	3,596,740
WiseTech Global Ltd. (Australia)	6,032	401,001
Xero Ltd. (New Zealand)*	18,554	1,677,959
Zeta Global Holdings Corp. (Class A Stock)*	9,300	164,145
Zoom Video Communications, Inc. (Class A Stock)*	166,381	9,848,091

		727,528,454

Specialized REITs — 0.4%
American Tower Corp.	18,277	3,552,683
Crown Castle, Inc.	19,350	1,890,495
CubeSmart	6,548	295,773
Digital Realty Trust, Inc.(a)	30,684	4,665,502
EPR Properties	2,686	112,758
Equinix, Inc.	6,678	5,052,575
Extra Space Storage, Inc.(a)	11,173	1,736,396
Gaming & Leisure Properties, Inc.	147,811	6,682,535
Iron Mountain, Inc.(a)	114,705	10,279,862
Lamar Advertising Co. (Class A Stock)	1,387	165,788
National Storage Affiliates Trust	12,057	496,990
Outfront Media, Inc.(a)	114,000	1,630,200
Public Storage	52,647	15,143,910
Rayonier, Inc.	4,435	129,014
SBA Communications Corp.	15,567	3,055,802
Shurgard Self Storage Ltd. (Belgium)	11,283	436,107
Uniti Group, Inc.(a)	98,100	286,452
VICI Properties, Inc.	61,380	1,757,923
Weyerhaeuser Co.	33,621	954,500

		58,325,265

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail — 1.1%
Aaron’s Co., Inc. (The)	16,800	$167,664
Abercrombie & Fitch Co. (Class A Stock)*	13,900	2,471,976
Academy Sports & Outdoors, Inc.(a)	37,900	2,018,175
Advance Auto Parts, Inc.(a)	1,844	116,781
AutoNation, Inc.*	856	136,429
AutoZone, Inc.*	1,319	3,909,648
Avolta AG (Switzerland)*	9,504	369,487
Bath & Body Works, Inc.	10,986	429,003
Best Buy Co., Inc.(a)	9,008	759,284
Boot Barn Holdings, Inc.*(a)	1,422	183,338
Burlington Stores, Inc.*	3,304	792,960
CarMax, Inc.*(a)	7,230	530,248
Carvana Co.*(a)	17,750	2,284,780
Designer Brands, Inc. (Class A Stock)(a)	38,074	260,045
Dick’s Sporting Goods, Inc.(a)	1,587	340,967
Fast Retailing Co. Ltd. (Japan)	13,300	3,364,118
Floor & Decor Holdings, Inc. (Class A Stock)*	1,520	151,103
Foot Locker, Inc.	35,400	882,168
GameStop Corp. (Class A Stock)*(a)	8,115	200,359
Gap, Inc. (The)(a)	50,094	1,196,746
Genesco, Inc.*	3,700	95,682
Group 1 Automotive, Inc.	1,000	297,280
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)(a)	112,130	1,776,152
Home Depot, Inc. (The)	106,336	36,605,105
Industria de Diseno Textil SA (Spain)	240,892	11,953,875
JD Sports Fashion PLC (United Kingdom)	570,026	855,973
Kingfisher PLC (United Kingdom)	1,381,309	4,331,337
Lithia Motors, Inc.	822	207,514
Lowe’s Cos., Inc.	118,441	26,111,503
O’Reilly Automotive, Inc.*	11,978	12,649,487
Penske Automotive Group, Inc.	586	87,326
Petco Health & Wellness Co., Inc.*	445,541	1,684,145
Pop Mart International Group Ltd. (China), 144A	28,400	138,513
RH*(a)	390	95,332
Ross Stores, Inc.	49,780	7,234,030
Signet Jewelers Ltd.(a)	10,300	922,674
TJX Cos., Inc. (The)	206,425	22,727,392
Tractor Supply Co.(a)	1,901	513,270
Trent Ltd. (India)	13,073	857,844
Ulta Beauty, Inc.*	25,388	9,796,468
Urban Outfitters, Inc.*(a)	52,200	2,142,810
Victoria’s Secret & Co.*	41,500	733,305
Warby Parker, Inc. (Class A Stock)*	6,525	104,792
Wayfair, Inc. (Class A Stock)*(a)	1,918	101,136
Williams-Sonoma, Inc.(a)	830	234,367
Zalando SE (Germany), 144A*	29,465	691,680
Zhongsheng Group Holdings Ltd. (China)	4,500	6,573

		163,520,844

Technology Hardware, Storage & Peripherals — 2.8%
Acer, Inc. (Taiwan)	413,000	594,914
Advantech Co. Ltd. (Taiwan)	39,901	454,265

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Apple, Inc.	1,641,996	$345,837,197
Asia Vital Components Co. Ltd. (Taiwan)	25,646	600,529
Asustek Computer, Inc. (Taiwan)	51,000	780,600
Brother Industries Ltd. (Japan)	67,400	1,190,567
Canon, Inc. (Japan)(a)	88,900	2,411,649
Catcher Technology Co. Ltd. (Taiwan)	129,000	921,511
Compal Electronics, Inc. (Taiwan)	588,000	626,810
Dell Technologies, Inc. (Class C Stock)	104,590	14,424,007
FUJIFILM Holdings Corp. (Japan)	32,300	757,651
Gigabyte Technology Co. Ltd. (Taiwan)	3,000	28,083
Hewlett Packard Enterprise Co.	679,306	14,380,908
HP, Inc.	161,541	5,657,166
Lite-On Technology Corp. (Taiwan)	143,000	464,534
Logitech International SA (Switzerland)	44,441	4,277,038
MCJ Co. Ltd. (Japan)	52,100	489,893
Micro-Star International Co. Ltd. (Taiwan)	86,000	470,653
NetApp, Inc.	16,476	2,122,109
Pegatron Corp. (Taiwan)	168,000	539,983
Pure Storage, Inc. (Class A Stock)*	103,553	6,649,138
Quanta Computer, Inc. (Taiwan)	85,000	812,570
Ricoh Co. Ltd. (Japan)	75,400	646,261
Samsung Electronics Co. Ltd. (South Korea)	103,205	6,074,008
Seagate Technology Holdings PLC(a)	3,380	349,053
Shenzhen Transsion Holdings Co. Ltd. (China) (Class A Stock)	523	5,473
Super Micro Computer, Inc.*(a)	4,980	4,080,363
Western Digital Corp.*	31,459	2,383,648
Wistron Corp. (Taiwan)	152,000	493,328
Wiwynn Corp. (Taiwan)	6,732	545,208
Xiaomi Corp. (China) (Class B Stock), 144A*	81,000	170,279

		419,239,396

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	27,873	6,655,141
ANTA Sports Products Ltd. (China)	31,400	300,309
Asics Corp. (Japan)	155,200	2,392,900
Birkenstock Holding PLC (Luxembourg)*	572	31,123
Bosideng International Holdings Ltd. (China)	1,168,000	726,976
Brunello Cucinelli SpA (Italy)	35,729	3,565,971
Burberry Group PLC (United Kingdom)	30,285	336,317
Capri Holdings Ltd.*	3,415	112,968
Carter’s, Inc.(a)	1,106	68,539
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	43,236	6,757,050
Columbia Sportswear Co.(a)	1,092	86,355
Crocs, Inc.*	1,020	148,859
Deckers Outdoor Corp.*	9,000	8,711,550
G-III Apparel Group Ltd.*	113,408	3,069,955
Hanesbrands, Inc.*(a)	82,700	407,711
Hermes International SCA (France)	5,478	12,652,124
Kontoor Brands, Inc.(a)	2,237	147,978
LPP SA (Poland)	123	521,658
Lululemon Athletica, Inc.*(a)	2,015	601,880

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	39,531	$30,351,549
Moncler SpA (Italy)	53,521	3,283,187
NIKE, Inc. (Class B Stock)	34,155	2,574,262
On Holding AG (Switzerland) (Class A Stock)*(a)	14,157	549,292
Pandora A/S (Denmark)	14,733	2,217,508
Pou Chen Corp. (Taiwan)	12,000	12,923
Puma SE (Germany)	7,815	358,943
PVH Corp.	1,724	182,520
Ralph Lauren Corp.	24,554	4,298,423
Skechers USA, Inc. (Class A Stock)*	37,238	2,573,891
Tapestry, Inc.(a)	10,495	449,081
Under Armour, Inc. (Class A Stock)*	5,815	38,786
Under Armour, Inc. (Class C Stock)*	6,224	40,643
VF Corp.	10,577	142,789
Wolverine World Wide, Inc.(a)	61,200	827,424

		95,196,585

Tobacco — 0.2%
Altria Group, Inc.	193,397	8,809,233
British American Tobacco PLC (United Kingdom)	148,335	4,556,804
Imperial Brands PLC (United Kingdom)	176,974	4,528,558
ITC Ltd. (India)	15,973	81,296
Japan Tobacco, Inc. (Japan)(a)	60,100	1,627,475
KT&G Corp. (South Korea)	3,807	243,255
Philip Morris International, Inc.	98,078	9,938,244
Scandinavian Tobacco Group A/S (Denmark), 144A	145,934	2,062,679
Turning Point Brands, Inc.	26,800	860,012
Universal Corp.	24,900	1,199,931

		33,907,487

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)	33,800	3,150,160
Air Lease Corp.(a)	3,168	150,575
Beacon Roofing Supply, Inc.*	4,400	398,200
BlueLinx Holdings, Inc.*	4,700	437,523
Boise Cascade Co.(a)	9,200	1,096,824
Brenntag SE (Germany)	7,666	517,148
Bunzl PLC (United Kingdom)	14,212	539,972
Core & Main, Inc. (Class A Stock)*(a)	1,877	91,860
Fastenal Co.(a)	12,760	801,838
Ferguson PLC	20,823	4,032,374
GMS, Inc.*(a)	22,900	1,845,969
Herc Holdings, Inc.	15,069	2,008,547
ITOCHU Corp. (Japan)	54,900	2,698,785
Marubeni Corp. (Japan)	117,900	2,186,169
Mitsubishi Corp. (Japan)	181,000	3,558,079
Mitsui & Co. Ltd. (Japan)	168,000	3,831,512
MRC Global, Inc.*	16,800	216,888
MSC Industrial Direct Co., Inc. (Class A Stock)	1,402	111,193
Reece Ltd. (Australia)	59,861	999,686
Rexel SA (France)	44,025	1,138,863
Seven Group Holdings Ltd. (Australia)	23,910	597,324
SiteOne Landscape Supply, Inc.*(a)	916	111,212
Sumitomo Corp. (Japan)	19,400	487,366

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Toyota Tsusho Corp. (Japan)	70,800	$1,383,653
United Rentals, Inc.(a)	7,101	4,592,430
W.W. Grainger, Inc.	1,773	1,599,672
Watsco, Inc.(a)	4,909	2,274,045
WESCO International, Inc.	10,599	1,680,154

		42,538,021

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	21,783	4,410,996
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	80,089	1,258,660
International Container Terminal Services, Inc. (Philippines)	6,380	38,086

		5,707,742

Water Utilities — 0.0%
American Water Works Co., Inc.	8,958	1,157,015
California Water Service Group	4,300	208,507
Essential Utilities, Inc.	7,392	275,944
Guangdong Investment Ltd. (China)	16,000	9,347

		1,650,813

Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL (Thailand)	6,400	36,370
Etihad Etisalat Co. (Saudi Arabia)	17,400	247,504
KDDI Corp. (Japan)	78,900	2,090,180
SK Telecom Co. Ltd. (South Korea)	24,333	908,526
SoftBank Corp. (Japan)	154,000	1,883,423
SoftBank Group Corp. (Japan)	50,100	3,222,494
Spok Holdings, Inc.	47,600	704,956
Tele2 AB (Sweden) (Class B Stock)	136,954	1,382,467
Telephone & Data Systems, Inc.	115,200	2,388,096
T-Mobile US, Inc.	44,337	7,811,292
Vodafone Group PLC (United Kingdom)	2,115,172	1,871,588

		22,546,896

TOTAL COMMON STOCKS (cost $7,071,442,095)		8,696,649,506

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,686	325,475
Hyundai Motor Co. (South Korea) (2nd PRFC)	186	24,665
Hyundai Motor Co. (South Korea) (PRFC)	172	22,631
Porsche Automobil Holding SE (Germany) (PRFC)	11,025	497,579
Volkswagen AG (Germany) (PRFC)	11,182	1,262,603

		2,132,953

Banks — 0.0%
Bancolombia SA (Colombia) (PRFC)	102,350	840,346
Itau Unibanco Holding SA (Brazil) (PRFC)	58,100	336,122

		1,176,468

	Shares	Value

PREFERRED STOCKS (continued)
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	50,000	$1,202,000

Electric Utilities — 0.0%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	373,238	658,997

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	38,326	3,412,426

Metals & Mining — 0.1%
Gerdau SA (Brazil) (PRFC)	1,154,168	3,807,241

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	189,200	1,287,823
Surgutneftegas PJSC (Russia) (PRFC)^	144,000	—

		1,287,823

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	11,334	520,421

TOTAL PREFERRED STOCKS (cost $14,487,542)		14,198,329

UNAFFILIATED EXCHANGE-TRADED FUNDS — 5.1%
iShares Core MSCI EAFE ETF	547,500	39,770,400
iShares Core S&P 500 ETF	735,577	402,529,801
iShares Core U.S. Aggregate Bond ETF	2,794,368	271,249,302
iShares MSCI EAFE ETF(a)	400,100	31,339,833
iShares MSCI Emerging Markets ETF	3,000	127,770
iShares Russell 1000 Value ETF	9,800	1,709,806

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $699,024,783)		746,726,912

	Units
WARRANTS* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^ (cost $0)	200	—

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.0%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	1,300	1,288,128
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	500	499,237
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	1,454	1,453,993

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2024-01, Class A2, 144A
5.230%	03/20/30		1,500	$1,495,521
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		2,000	1,902,244
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		900	910,596
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		1,700	1,688,603
JPMorgan Chase Bank NA,
Series 2021-02, Class E, 144A
2.280%	12/26/28		37	36,637
Series 2021-03, Class D, 144A
1.009%	02/26/29		41	39,982
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32		99	99,226
Series 2022-C, Class E, 144A
11.366%	12/15/32		105	107,173
Santander Bank NA,
Series 2021-01A, Class C, 144A
3.268%	12/15/31		58	58,034
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		500	505,429
Series 2023-06, Class C
6.400%	03/17/31		100	102,622
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		600	568,000

				10,755,425

Collateralized Loan Obligations — 3.8%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class AR2A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/27/34		10,500	10,507,155
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.816%(c)	10/20/34		13,250	13,259,368
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.324%(c)	04/26/35		15,500	15,554,792
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
5.156%(c)	04/15/30	EUR	2,000	2,135,054
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.997%(c)	01/24/33	EUR	3,992	4,279,377

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Barings CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.686%(c)	01/20/34		17,200	$17,212,040
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.524%(c)	04/20/37		7,500	7,563,055
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.661%(c)	05/17/31		2,168	2,168,950
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.770%(c)	07/15/34		4,000	4,015,659
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
6.540%(c)	10/15/30		14,470	14,476,170
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.707%(c)	08/20/32		6,050	6,058,912
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	07/20/34		6,000	6,005,502
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	01/20/35		10,125	10,135,032
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.766%(c)	07/20/34		8,250	8,275,201
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
4.956%(c)	01/15/34	EUR	5,250	5,619,423
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1A2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.656%(c)	04/20/34		4,540	4,542,270
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.730%(c)	07/15/34		9,000	9,025,667
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.685%(c)	10/25/33		11,250	11,262,933
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	04/20/34		2,275	2,282,413
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.214%(c)	01/25/37		12,000	12,011,986

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
4.349%(c)	09/15/31	EUR	5,131	$5,461,263
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)
4.660%(c)	09/22/34	EUR	2,500	2,664,271
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.795%(c)	01/25/35		17,500	17,512,357
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.944%(c)	04/20/37		15,000	15,009,885
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.736%(c)	04/20/34		6,000	6,009,542
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.841%(c)	04/20/37		20,000	20,022,596
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.906%(c)	10/15/34	EUR	8,500	9,095,813
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	01/22/31		10,559	10,558,662
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.919%(c)	04/22/37		12,500	12,606,628
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.729%(c)	04/15/34		10,000	10,009,826
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.765%(c)	10/20/31		6,010	6,017,173
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.875%(c)	04/15/33		19,000	19,038,984
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.414%(c)	05/24/38	EUR	11,500	12,355,841
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.916%(c)	11/17/32	EUR	13,489	14,446,524
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
5.652%(c)	01/26/38	EUR	16,000	17,272,330
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	10/26/34		1,500	1,500,918

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.556%(c)	07/15/31	EUR	9,000	$9,596,487
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.756%(c)	10/20/34		4,500	4,500,000
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.670%(c)	10/15/32		10,500	10,509,450
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
5.342%(c)	05/15/37	EUR	20,000	21,547,900
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.561%(c)	10/12/30		4,443	4,444,542
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)
7.571%(c)	04/20/37		7,250	7,281,661
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.506%(c)	01/15/38	EUR	10,500	11,300,435
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.325%(c)	04/20/35		10,250	10,264,889
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.875%(c)	04/17/37		22,000	22,019,169
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
7.115%(c)	01/20/37		14,750	14,854,937
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.712%(c)	04/25/30	EUR	4,921	5,252,569
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.746%(c)	04/20/34		2,100	2,103,739
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.765%(c)	07/25/34		5,150	5,154,778
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.819%(c)	01/17/30		4,389	4,393,477

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.195%(c)	01/20/36		11,350	$11,408,197
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.544%(c)	04/15/37	EUR	12,000	12,919,474
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
7.015%(c)	01/20/35		5,800	5,847,866
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.525%(c)	04/15/37	EUR	10,000	10,763,540
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	10/20/34		12,000	12,008,329
Voya Euro CLO DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)
4.876%(c)	10/15/34	EUR	10,000	10,656,433
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	07/20/32		13,600	13,638,102
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.800%(c)	10/15/34		3,750	3,763,937
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.880%(c)	04/15/30		2,237	2,239,440

				562,442,923

Consumer Loans — 0.1%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	160	115,026
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A
5.500%	06/14/38		3,000	3,023,597
Series 2023-02A, Class C, 144A
6.740%	09/15/36		400	407,486
Series 2023-02A, Class D, 144A
7.520%	09/15/36		400	411,995

				3,958,104

Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.390%(c)	03/15/32	GBP	2,000	2,537,395

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Credit Cards (cont’d.)
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
6.116%(c)	07/15/32	GBP	800	$1,012,436

				3,549,831

Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month SOFR + 1.464% (Cap N/A, Floor 1.350%)
6.810%(c)	08/25/33		140	153,162
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.160%(c)	05/25/33		540	529,939
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.034%(c)	03/25/54		136	136,694
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.260%(c)	08/25/35		655	623,823
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
6.480%(c)	10/25/33		30	30,205
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		943	944,183
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		221	220,728
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		95	94,494

				2,733,228

Other — 0.0%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		460	465,693

Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
5.929%(cc)	03/25/44		291	288,761
Popular ABS Mortgage Pass-Through Trust,
Series 2005-05, Class AF4
3.403%	11/25/35		77	76,198
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.805%(c)	09/27/75	EUR	446	471,419

				836,378

TOTAL ASSET-BACKED SECURITIES (cost $590,675,353)				584,741,582

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	$5,900,303
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47		2,751	2,739,901
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		6,495	6,423,426
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.756%(cc)	11/25/25		96,984	646,435
Series K055, Class X1, IO
1.464%(cc)	03/25/26		28,778	568,399
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%) (original cost $2,500,000; purchased 07/30/21)(f)
7.673%(c)	08/01/24		2,500	2,488,672
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31		5,200	2,369,218
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.233%(c)	03/15/39		750	727,511
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.683%(c)	03/15/39		1,950	1,904,801
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		8,050	7,588,993
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.943%(c)	03/15/36		300	281,986
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month SOFR + 2.062% (Cap N/A, Floor 1.948%)
7.391%(c)	10/15/36		3,542	3,491,607
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
6.984%(c)	08/17/31	GBP	737	930,775
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.334%(c)	08/17/31	GBP	671	847,839
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		2,000	1,964,343
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)
7.293%(c)	05/15/31		300	290,850
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)
7.843%(c)	05/15/31		200	191,409

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)
8.943%(c)	05/15/31		300	$280,296

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $44,523,186)				39,636,764

CORPORATE BONDS — 3.0%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59		655	417,297
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,350	1,331,856
7.125%	06/15/26		628	635,033
7.500%	02/01/29(a)		1,025	1,060,747
7.875%	04/15/27		883	884,104

				4,329,037

Agriculture — 0.0%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,150	2,014,678

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29(a)		1,000	974,410
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		490	487,643
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		993	969,588
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,660	1,604,370
4.625%	04/15/29		360	335,449

				4,371,460

Apparel — 0.0%
PVH Corp.,
Sr. Unsec’d. Notes
4.125%	07/16/29	EUR	1,900	2,027,064
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		480	401,155

				2,428,219

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		700	566,732
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		675	610,595
3.664%	09/08/24(a)		2,325	2,312,995

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
4.950%	05/28/27(a)		720	$703,239
5.850%	05/17/27		1,140	1,141,054
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30		1,995	1,791,718
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	06/24/29		690	686,124
Volkswagen Bank GmbH (Germany),
Sr. Non-Preferred Notes, EMTN
4.625%	05/03/31	EUR	2,500	2,767,046

				10,579,503

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		1,125	1,122,624
Dana, Inc.,
Sr. Unsec’d. Notes
4.500%	02/15/32		900	770,925
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		490	497,436
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		3,350	3,047,052

				5,438,037

Banks — 0.6%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		1,900	1,913,637
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	600	617,881
Sr. Unsec’d. Notes, EMTN
0.500%	05/25/30	EUR	500	454,395
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	19,000	2,785,679
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		1,200	1,129,965
5.147%	08/18/25		1,200	1,190,822
Bangko Sentral ng Pilipinas International Bond (Philippines),
Sr. Unsec’d. Notes, Series A
8.600%	06/15/27		1,000	1,080,650
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	185,178
3.000%	05/30/29	EUR	300	311,446
4.000%	09/08/27	EUR	1,800	1,942,168
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		770	638,672
2.687%(ff)	04/22/32		1,700	1,437,545

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	25,000	$569,074
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.159%(ff)	09/15/29		3,210	2,798,751
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		200	197,649
5.335%(ff)	06/12/29		280	279,849
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	1,500	1,525,590
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		2,000	1,991,003
5.875%	04/30/29		2,600	2,636,133
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		2,600	2,542,459
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,070	891,622
2.572%(ff)	06/03/31		2,705	2,320,717
Sub. Notes
4.125%	07/25/28		485	465,238
5.827%(ff)	02/13/35		195	193,287
6.174%(ff)	05/25/34		125	127,144
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30(a)		622	612,990
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26		2,110	2,032,406
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		1,170	1,087,497
Sub. Notes
3.742%(ff)	01/07/33		4,890	4,001,709
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	272,549
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		695	663,804
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33	AUD	1,500	1,025,601
Sr. Unsec’d. Notes, EMTN
4.050%	09/24/25	CNH	3,100	428,881
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	800	521,624
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	2,500	2,515,314
0.875%	12/09/25	GBP	1,000	1,185,599
1.625%	04/07/27	EUR	290	293,714
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		350	375,722

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		1,950	$1,815,676
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		1,075	1,005,855
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		2,680	2,460,919
2.615%(ff)	04/22/32		2,550	2,143,507
3.500%	04/01/25		295	290,552
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		400	408,283
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32(a)		1,000	849,875
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		2,090	2,062,489
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		495	402,951
2.580%(ff)	04/22/32(a)		120	101,319
3.509%(ff)	01/23/29		185	174,944
5.012%(ff)	01/23/30(a)		1,850	1,834,917
Lloyds Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	129,740
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	1,200	1,246,987
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, EMTN
6.025%(ff)	08/28/29	AUD	1,000	680,952
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	900	894,589
1.593%(ff)	05/04/27		1,455	1,356,217
5.173%(ff)	01/16/30		1,120	1,116,627
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		1,000	637,500
3.955%(ff)	03/21/35	EUR	1,300	1,384,668
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		2,475	2,169,610
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		220	182,002
5.250%(ff)	04/21/34(a)		155	152,641
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.150%	02/04/26	CNH	1,000	136,783
4.000%	03/14/27	CNH	2,000	278,697
Gtd. Notes, MTN
4.900%	02/01/28	AUD	100	65,207
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28		2,465	2,273,959
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		345	282,920
3.337%(ff)	01/21/33		590	488,388

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, EMTN
3.550%	06/16/29	CNH	5,000	$662,669
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.435%(ff)	01/24/30(a)		740	737,682
5.867%(ff)	06/08/34		210	211,777
7.161%(ff)	10/30/29		640	679,546
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		2,600	2,352,785
UBS AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
3.550%	05/27/31	CNH	5,000	652,971
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,275	1,231,969
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27		1,220	1,136,431
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,280	1,972,562
5.198%(ff)	01/23/30		1,485	1,478,619

				83,389,749

Beverages — 0.0%
Molson Coors Beverage Co.,
Gtd. Notes
3.800%	06/15/32	EUR	2,900	3,119,507

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.250%	03/02/30		955	962,030

Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.375%	05/29/25	EUR	1,000	1,075,242
4.500%	11/29/32	EUR	600	672,179
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		238	233,800
4.875%	12/15/27(a)		1,100	1,038,818
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		600	542,048
4.750%	01/15/28		1,725	1,644,791

				5,206,878

Chemicals — 0.0%
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		710	705,261

Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	1,100	1,163,105

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,575	$1,379,116
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		940	850,700
4.625%	06/01/28		585	532,988
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		1,950	1,774,195
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		300	312,866
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		2,200	2,075,898
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,300	1,340,896
4.250%	09/25/30	GBP	800	941,755
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		850	697,531
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		1,800	1,905,540
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	1,464	1,585,313
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	282,634
4.875%	01/15/28(a)		1,600	1,549,531
5.250%	01/15/30(a)		1,207	1,168,396

				17,560,464

Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		2,150	1,985,156
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		761	822,993
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25(a)		1,850	1,847,669

				4,655,818

Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%
5.301%(c)	12/15/54		200	198,225

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,700	2,435,484

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services — 0.1%
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		575	$567,137
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $2,797,025; purchased 05/18/21)(f)
7.713%(c)	05/31/25^		2,797	2,405,442
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/31(a)		640	644,805
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		1,625	1,313,384
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		425	426,697
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.750%	11/15/31		1,300	1,221,574
6.000%	01/15/27		915	905,322
Nomura International Funding Pte Ltd. (Japan),
Gtd. Notes, EMTN
3.130%	01/07/31	CNH	5,000	685,812
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		2,075	1,859,795
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	300	284,608
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29(a)		860	886,524
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,900	1,825,851
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		800	919,320

				13,946,271

Electric — 0.3%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,200	1,146,586
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		233	191,666
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)		1,500	1,326,692
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		470	438,661
5.000%	02/01/31		2,600	2,425,747
5.125%	03/15/28		1,425	1,370,562
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	1,000	998,736

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50(a)		400	$365,897
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		2,118	1,850,137
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		5,600	5,423,824
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		1,400	1,150,625
Sr. Sec’d. Notes
7.875%	12/15/26		2,500	2,552,400
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	400	377,376
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,750	1,736,634
Gtd. Notes, 144A
3.875%	02/15/32(a)		950	816,854
5.250%	06/15/29		1,550	1,489,135
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		500	546,323
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		160	151,340
2.450%	12/02/27		700	631,989
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,300	2,358,697
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
4.062%(s)	04/11/31	CAD	3,500	1,931,321
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,500	1,335,843
2.875%	10/25/25	EUR	2,000	2,107,630
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		1,515	1,391,090
SCE Recovery Funding LLC,
Sr. Sec’d. Notes, Series 2-A
5.112%	12/14/49		120	113,249
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,150	1,139,269
8.000%(ff)	10/15/26(oo)		3,425	3,451,928
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		2,000	2,067,778
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)		1,100	1,024,751
5.000%	07/31/27		2,500	2,418,868
5.625%	02/15/27		1,075	1,056,986

				45,388,594

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		515	$517,060
6.625%	03/15/32(a)		380	384,274
7.250%	06/15/28(a)		925	942,598

				1,843,932

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	1,300	1,393,390
3.700%	08/15/29	EUR	1,300	1,387,732
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	1,100	1,181,565

				3,962,687

Engineering & Construction — 0.1%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	2,500	2,347,089
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,150	1,079,562
5.500%	07/31/47		600	497,063
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		810	760,388
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		650	572,438

				5,256,540

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		2,400	2,199,658
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		1,015	1,019,952
7.000%	02/15/30		650	664,190
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		925	917,086
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26(a)		1,200	1,164,000
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		1,525	1,418,792
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,150	783,392
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31(a)		460	476,955

				8,644,025

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		400	$407,500

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28		2,100	2,074,948
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		2,275	2,110,265
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	6,040	7,621,688
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,900	2,197,626
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	10/23/30	EUR	1,900	2,035,043
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)		525	475,968
4.375%	01/31/32		500	445,639
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		225	216,909
Sr. Sec’d. Notes, 144A
6.250%	02/15/32(a)		490	491,248
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,147	1,027,960

				18,697,294

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		606	570,894
5.875%	08/20/26		625	605,569

				1,176,463

Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	800	756,953
3.375%	03/08/29	EUR	1,200	1,272,974
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,700	1,565,320
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		175	166,786
Medline Borrower LP/Medline Co.-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29(a)		995	1,006,101
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	3,800	4,110,109
3.875%	10/15/36	EUR	2,400	2,603,618

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49	EUR	1,130	$812,511

				12,294,372

Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,275	1,153,741
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		1,275	1,187,039
4.375%	01/15/30		1,225	1,135,128
6.750%	05/15/31		1,650	1,675,475

				5,151,383

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29(a)		1,075	968,337
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		125	123,176
7.250%	10/15/29(a)		1,600	1,599,980
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		2,000	1,789,580
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,200	1,092,000
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		2,850	2,862,529
KB Home,
Gtd. Notes
4.000%	06/15/31(a)		1,050	926,615
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		575	553,693
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		5,725	5,267,000
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28		2,350	2,329,552

				17,512,462

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		800	722,456

Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31		350	308,265

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31		1,725	$1,487,738

Insurance — 0.1%
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		1,800	1,793,249
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
5.625%	08/16/32(a)		2,400	2,366,962
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	1,400	1,313,253
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		570	418,778

				5,892,242

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, EMTN
6.875%	03/14/26	GBP	200	258,699
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	2,000	1,961,177

				2,219,876

Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28		1,225	1,326,585
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		475	469,656
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		1,000	987,500
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		225	232,211
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		950	940,500
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		1,475	1,460,250

				5,416,702

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		220	213,482
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		1,750	1,728,935
6.500%	04/15/32(a)		1,120	1,114,803

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		1,225	$1,199,376

				4,256,596

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		225	232,872
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		850	878,068

				1,110,940

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)		1,200	967,757
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		880	762,222
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		616	492,422
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28		900	904,729
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,060	662,422
4.125%	12/01/30		350	227,426
5.375%	02/01/28		575	436,739
5.500%	04/15/27		2,200	1,785,656
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,000	365,413
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $40,500; purchased 01/31/24)(f)
6.625%	08/15/27(d)		600	12,000
Sec’d. Notes, 144A (original cost $853,125; purchased 08/30/22)(f)
5.375%	08/15/26(d)		4,375	95,049
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		3,000	1,180,962
7.375%	07/01/28		425	180,428
7.750%	07/01/26		650	403,513
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		3,150	3,094,346
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		1,330	1,296,142
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,600	1,716,729

				14,583,955

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining — 0.0%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31			620	$694,654
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39			1,140	1,164,949
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27			670	655,836
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28			200	200,469
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26			925	869,051

					3,584,959

Miscellaneous Manufacturing — 0.0%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28		EUR	1,800	1,924,832
3.375%	05/17/32		EUR	1,400	1,485,541

					3,410,373

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28		EUR	1,000	1,096,508
5.000%	01/24/29			700	697,585
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
4.250%	02/07/28		IDR	20,000,000	1,128,305
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
3.813%(s)	05/28/37		CAD	2,100	867,662

					3,790,060

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26			1,085	1,015,030

Oil & Gas — 0.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	(a)		275	275,442
9.000%	11/01/27			161	199,738
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25	(oo)		359	350,875
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33			735	771,853
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32			140	115,575
3.750%	02/15/52			105	73,781

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29			2,200	$2,177,404
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28			450	472,148
8.625%	11/01/30	(a)		225	241,500
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32			645	657,482
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	(a)		2,450	2,473,859
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29			425	411,336
6.000%	02/01/31			425	406,177
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41			1,350	1,404,474
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27	(a)		145	146,631
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24			1,077	1,077,000
7.500%	05/01/31			2,450	2,697,993
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27			1,150	1,175,236
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29		GBP	1,000	1,189,828
6.625%	01/16/34		GBP	1,100	1,341,606
Gtd. Notes, EMTN
6.250%	12/14/26		GBP	200	251,528
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29		EUR	200	186,613
Gtd. Notes, EMTN
2.750%	04/21/27		EUR	600	569,879
4.875%	02/21/28		EUR	3,100	3,024,262
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32			1,000	829,190
Phillips 66 Co.,
Gtd. Notes
3.605%	02/15/25			265	261,457
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29			1,775	1,721,185

					24,504,052

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	(a)		1,525	1,533,170

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)		1,725	$1,610,152
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		475	445,073

				3,588,395

Pharmaceuticals — 0.1%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)		800	763,246
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		525	365,841
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29		150	72,937
5.250%	01/30/30		625	290,625
5.250%	02/15/31		875	406,875
6.250%	02/15/29		3,040	1,535,200
7.000%	01/15/28		400	215,500
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		400	299,344
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	2,000	2,151,901
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27		10	9,560
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		375	348,286
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		675	606,059
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		820	675,106

				7,740,480

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28		2,500	2,460,475
6.625%	02/01/32(a)		450	453,969
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		545	556,845
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		4,770	4,719,458
Sr. Unsec’d. Notes
4.950%	06/15/28		800	789,490
5.000%	05/15/50		225	191,241
6.050%	12/01/26		1,750	1,773,487
6.250%	04/15/49		145	144,451
6.550%	12/01/33		330	349,172

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		950	$960,491
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30		730	631,383
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47(a)		60	53,721
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		745	799,884
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28(a)		400	406,087
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		3,050	2,844,017
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		215	195,906
4.125%	08/15/31		165	148,113
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	339,171
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		405	397,364
5.400%	03/04/44		535	504,384

				18,719,109

Real Estate — 0.1%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	10/20/26	EUR	1,300	1,289,582
1.000%	05/04/28	EUR	1,400	1,316,709
1.625%	04/20/30	EUR	400	362,263
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29(a)		3,500	3,132,970
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		255	208,626
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	2,000	1,898,203

				8,208,353

Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		270	221,900
4.050%	07/01/30		575	533,531
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		1,245	905,831

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		85	$84,320
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31		555	478,816
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		590	472,953
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	800	891,920
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32(a)		1,270	1,269,833
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		2,225	1,985,473
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,410	1,360,390
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		1,925	1,873,000
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29		1,400	1,222,897
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	1,700	1,814,683

				13,115,547

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		1,025	959,656
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		845	807,952
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	454,348
12.000%	11/30/28		300	317,703
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		2,525	2,300,158
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		1,350	1,167,460
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		595	587,780

				6,595,057

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		760	$601,100

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	1,450	1,574,204
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	1,940,047
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26		500	496,094
7.000%	10/15/28		475	470,844
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30		25	13,660
4.875%	06/15/29		50	28,926
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		3,195	3,187,777
10.500%	05/15/30		250	248,801
10.750%	12/15/30		1,000	997,601
11.000%	11/15/29(a)		3,035	3,109,026
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		200	228,500
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		2,170	1,842,049
2.625%	02/15/29		2,800	2,510,506
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51	CAD	465	276,003
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,700	1,851,005

				18,775,043

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26		1,000	960,448

Transportation — 0.1%
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	1,300	1,394,544
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		2,700	2,521,560
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	896,499
1.000%	09/17/34	EUR	100	83,043
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	200	185,272

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	480	$409,586
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	2,000	1,492,226
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31(a)		200	204,799
7.125%	02/01/32		455	465,895

				7,653,424

Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, MTN
1.550%	08/01/24		1,200	1,194,000
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		1,475	1,462,986

				2,656,986

TOTAL CORPORATE BONDS (cost $470,334,281)				442,593,059

FLOATING RATE AND OTHER LOANS — 0.1%
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.829%(c)	01/18/28		500	479,750
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24		518	718,039
First Lien Term Loan, 1 Month SOFR + 10.100%
15.429%(c)	05/25/26		50	46,366
Second Lien Term Loan
8.175%	08/24/26		3,743	71,115

				1,315,270

Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%
10.722%(c)	04/30/27	EUR	5,200	5,144,308
Term Loan B Tranche C, 3 Month EURIBOR + 5.500%
9.222%(c)	02/07/28	EUR	2,544	2,724,857
Peer Holding III BV (Netherlands),
Term Loan B-6
—%(p)	06/30/31		4,875	5,210,006

				13,079,171

Telecommunications — 0.0%
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.904%(c)	04/15/29		45	43,883
Term B-2, 1 Month SOFR + 6.560%
11.904%(c)	04/15/30		45	43,852

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Telecommunications (cont’d.)
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%
7.808%(c)	04/15/29	13	$8,590
Term B-2 Loan, 1 Month SOFR + 2.464%
7.808%(c)	04/15/30	13	8,591
Term Loan
—%(p)	06/01/28^	39	32,242

			137,158

TOTAL FLOATING RATE AND OTHER LOANS (cost $16,475,800)			14,531,599

MUNICIPAL BOND — 0.0%
Puerto Rico
Commonwealth of Puerto Rico, General Obligation, Series A
—%(p)	11/01/51	1,218	761,405

(cost $724,616)

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.735%(c)	09/25/31	146	146,473
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.435%(c)	10/25/41	400	411,678
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.885%(c)	10/25/41	142	142,438
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.485%(c)	12/25/41	500	517,127
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.585%(c)	03/25/42	220	244,364
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.585%(c)	03/25/42	180	195,234
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)
8.035%(c)	07/25/43	100	104,486
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.835%(c)	10/25/43	390	401,957
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.335%(c)	09/26/33	400	402,619
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
8.635%(c)	11/25/41	90	93,166
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.335%(c)	11/25/41	90	90,680

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae REMIC,
Series 2023-54, Class PO, PO
1.844%(s)	11/25/53	1,365	$1,042,821
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.335%(c)	11/25/50	2,075	2,335,372
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.835%(c)	10/25/33	100	112,564
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
8.385%(c)	01/25/34	370	395,485
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.985%(c)	01/25/34	165	166,324
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.135%(c)	11/25/41	250	252,570
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.335%(c)	08/25/33	250	273,959
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.485%(c)	12/25/33	300	332,964
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.435%(c)	09/25/41	830	837,174
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.685%(c)	12/25/41	700	708,621
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.735%(c)	02/25/42	300	307,492
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.235%(c)	04/25/42	580	602,794
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.685%(c)	05/25/42	200	209,968
Freddie Mac REMIC,
Series 5323, Class AO
1.958%(s)	07/25/53	4,812	3,677,317
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	1,379	1,336,928
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.135%(c)	01/25/34	590	596,246
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month SOFR + 0.934% (Cap 11.500%, Floor 0.820%)
6.280%(c)	05/25/36	55	47,760
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	1,314	1,158,919

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.935%(c)	04/25/34		1,090	$1,090,522
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.235%(c)	04/25/34		800	815,441
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,965	1,983,484

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $20,218,392)				21,034,947

SOVEREIGN BONDS — 0.9%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	02/23/27	EUR	500	499,343
1.250%	05/06/31	EUR	1,000	907,604
1.700%	10/13/41	EUR	1,000	689,170
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	531,198
4.690%	10/28/34	EUR	350	384,749
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	380,417
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	1,000	892,574
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		7,736	7,624,401
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.125%	09/23/29	EUR	3,000	3,293,171
4.625%	09/23/34	EUR	1,100	1,232,530
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	430	478,785
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	2,400	1,765,217
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	624,306
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
9.850%	06/28/27	COP	1,000,000	232,204
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	4,700	4,958,517
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	300	267,871
1.500%	06/17/31	EUR	6,100	5,828,478
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	4,091,174

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	705	$785,457
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	8,300	7,357,067
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
1.000%	11/24/41	EUR	100	71,218
3.300%	06/07/33	CNH	3,000	427,074
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	4,000	3,535,474
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	3,908	3,695,704
0.625%	06/03/26	EUR	675	685,380
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,500	2,478,245
1.100%	03/12/33	EUR	2,000	1,698,794
1.300%	03/23/34	EUR	2,000	1,678,045
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	523,307
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	1,800	1,485,358
6.875%	10/21/34	GBP	500	674,840
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 21Y, 144A
1.800%	03/01/41	EUR	1,000	749,708
Sr. Unsec’d. Notes, Series 26Y, 144A
3.350%	03/01/35	EUR	240	241,068
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	360	225,133
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	760	810,746
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	293	262,504
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	400	370,574
0.000%	03/17/31	EUR	1,077	911,058
0.375%	10/07/26	EUR	1,239	1,233,161
3.500%	01/17/28	EUR	3,000	3,230,585
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	1,200	1,164,257
2.125%	10/22/35	EUR	300	278,112
4.125%	04/25/28	EUR	195	214,252
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	400	450,468

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Malta Government Bond (Malta),
Bonds
1.000%	04/23/31	EUR	1,000	$873,985
1.200%	05/13/37	EUR	1,000	742,072
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	1,000	1,089,310
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,000	1,807,228
Sr. Unsec’d. Notes, Series 26
0.850%	04/18/25	JPY	500,000	3,104,202
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	630,186
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	2,952,977
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	2,000	1,865,461
1.200%	04/28/33	EUR	3,347	2,891,099
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	290,508
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	305,289
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	891,560
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,144	1,085,137
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	3,100	2,450,565
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	178,016
4.000%	10/17/49		1,000	736,428
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36	EUR	300	325,426
5.200%	07/31/34	EUR	1,200	1,361,746
5.250%	12/07/34	GBP	777	934,127
5.345%	01/27/48	EUR	1,000	1,110,974
6.000%	08/04/28	GBP	12,470	16,043,914
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		1,660	1,631,750
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes, Series 1
0.942%(s)	02/20/31	EUR	2,760	2,204,990
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	5,000	4,355,755
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	3,100	2,492,034

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	100	$91,098
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	1,000	1,042,050
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	1,000	1,060,880
Unsec’d. Notes, Series 232
1.875%	03/09/37	EUR	633	543,056
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	210	157,295
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS77
2.250%	03/03/32	EUR	100	100,254
Sr. Unsec’d. Notes, Series RS86
0.000%	02/12/31	EUR	100	87,274
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	1,300	1,431,712
Slovenia Government International Bond (Slovenia),
Bonds, 144A
5.000%	09/19/33		2,200	2,182,686
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	2,700	2,069,592
1.200%	10/31/40	EUR	6,785	5,016,237
2.350%	07/30/33	EUR	3,375	3,347,700
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	804,481

TOTAL SOVEREIGN BONDS (cost $168,231,959)				140,208,352

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.0%
Federal Home Loan Mortgage Corp.
6.750%	03/15/31		1,000	1,130,610
Federal Home Loan Mortgage Corp., MTN
2.916%(s)	12/14/29		1,150	892,905
Federal National Mortgage Assoc.
1.022%(s)	11/15/30		245	182,166
6.625%	11/15/30		1,475	1,647,314
Tennessee Valley Authority Generic Strips
2.775%(s)	09/15/30		1,720	1,261,010
2.897%(s)	03/15/33		461	296,720
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30		1,083	1,030,936

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $7,091,837)				6,441,661

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds
1.750%	08/15/41		29,500	19,483,828
2.000%	11/15/41		1,230	844,856
2.250%	05/15/41(h)(k)		23,670	17,123,766
2.375%	02/15/42		33,100	24,090,594
3.875%	05/15/43		1,295	1,168,535
4.000%	11/15/42		7,675	7,074,192
4.750%	11/15/43		8,980	9,102,072

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
U.S. Treasury Notes
0.375%	07/31/27	22,000	$19,402,969
2.375%	03/31/29	1,595	1,459,176
2.875%	08/15/28(k)	5,000	4,710,547
3.250%	06/30/29	730	693,614
3.500%	01/31/30	5,375	5,148,242
3.875%	11/30/27(k)	5,180	5,081,256
3.875%	11/30/29(k)	1,965	1,919,406
3.875%	12/31/29	260	253,866
4.125%	01/31/25	29,500	29,293,730
4.125%	11/15/32(k)	325	319,566
4.250%	12/31/25	6,200	6,140,664
4.375%	12/15/26	2,030	2,018,581
4.500%	11/15/33	11,960	12,072,125
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26	5,000	4,577,930
1.363%(s)	11/15/41(k)	21,365	9,281,256
1.458%(s)	08/15/40(k)	24,145	11,252,891
1.851%(s)	11/15/40(k)	4,965	2,277,694
4.652%(s)	05/15/49	7,500	2,316,504
4.734%(s)	11/15/43	645	253,238
4.991%(s)	11/15/42	7,730	3,187,417
5.174%(s)	02/15/40(k)	1,000	479,336
U.S. Treasury Strips Principal
1.333%(s)	02/15/49(k)	295	95,045

TOTAL U.S. TREASURY OBLIGATIONS (cost $226,551,744)			201,122,896

TOTAL LONG-TERM INVESTMENTS (cost $10,878,362,501)			12,556,792,396

		Shares

SHORT-TERM INVESTMENTS — 17.1%
AFFILIATED MUTUAL FUNDS — 15.6%
PGIM Core Ultra Short Bond Fund(wa)		1,895,750,712	1,895,750,712
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $393,153,803; includes $391,375,926 of cash collateral for securities on loan)(b)(wa)		393,389,771	393,153,737

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,288,904,515)			2,288,904,449

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 1.3%
U.S. Treasury Bills
5.289%	09/19/24(k)	127,750	126,269,874
5.311%	10/15/24	37,000	36,432,585
5.327%	08/01/24(k)	31,000	30,859,801

TOTAL U.S. TREASURY OBLIGATIONS (cost $193,560,415)			193,562,260

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Value

OPTIONS PURCHASED*~ — 0.2% (cost $23,654,534)	$29,610,265

TOTAL SHORT-TERM INVESTMENTS (cost $2,506,119,464)	2,512,076,974

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—102.4% (cost $13,384,481,965)	15,068,869,370

OPTION WRITTEN*~ — (0.0)% (premiums received $23,311)	(7,021)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—102.4% (cost $13,384,458,654)	15,068,862,349
Liabilities in excess of other assets(z) — (2.4)%	(354,398,939)

NET ASSETS — 100.0%	$14,714,463,410

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,449,475 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $382,870,417; cash collateral of $391,375,926 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $6,190,650. The aggregate value of $5,001,163 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

S&P 500 Index (FLEX)	Call	02/28/29	$4,510.00	88	9	$16,269,281
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00	100	10	13,317,799

Total Exchange Traded (cost $ 23,631,294)						$29,587,080

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.42.V1, 06/20/29	Put	GSI	08/21/24	0.63%	CDX.NA.IG.42.V1(Q)	1.00%(Q)	29,050	$23,185

(cost $23,240)
Total Options Purchased (cost $23,654,534)								$29,610,265

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Option Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.42.V1, 06/20/29	Call	GSI	08/21/24	0.48%	CDX.NA.IG.42.V1(Q)	1.00%(Q)	32,740	$(7,021)

(premiums received $23,311)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
311	3 Month CME SOFR	Sep. 2024	$73,592,319	$(81,020)
2,218	2 Year U.S. Treasury Notes	Sep. 2024	452,957,188	1,050,642
3,235	5 Year U.S. Treasury Notes	Sep. 2024	344,780,251	2,231,943
2,960	10 Year U.S. Treasury Notes	Sep. 2024	325,553,765	2,781,937
760	10 Year U.S. Ultra Treasury Notes	Sep. 2024	86,283,750	528,224
591	20 Year U.S. Treasury Bonds	Sep. 2024	69,922,688	940,232
54	30 Year Euro Buxl	Sep. 2024	7,531,949	212,775
1,582	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	198,293,813	2,130,126
63	Euro Schatz Index	Sep. 2024	7,131,563	28,236
106	Euro-OAT	Sep. 2024	13,976,669	(84,002)
3,492	Mini MSCI EAFE Index	Sep. 2024	409,122,720	(2,347,618)
40	Mini MSCI Emerging Markets Index	Sep. 2024	2,176,400	5,094
501	Russell 2000 E-Mini Index	Sep. 2024	51,728,250	62,533
2,518	S&P 500 E-Mini Index	Sep. 2024	695,156,850	2,292,460

				9,751,562

Short Positions:
247	3 Month CME SOFR	Sep. 2024	58,447,919	2,648
115	5 Year Euro-Bobl	Sep. 2024	14,340,663	(134,545)
435	10 Year Euro-Bund	Sep. 2024	61,316,921	(432,660)
53	20 Year U.S. Treasury Bonds	Sep. 2024	6,270,563	59,548
160	British Pound Currency	Sep. 2024	12,649,000	142,143
1,173	Euro Currency	Sep. 2024	157,651,200	2,439,470

				2,076,604

				$11,828,166

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/24	JPM	AUD	1,583	$1,051,529	$1,056,962	$5,433	$—
Brazilian Real,
Expiring 07/02/24	GSI	BRL	40,855	7,858,654	7,305,426	—	(553,228)
Expiring 08/02/24	BOA	BRL	40,855	7,375,779	7,277,976	—	(97,803)
British Pound,
Expiring 07/02/24	SSB	GBP	10,055	12,762,382	12,711,126	—	(51,256)
Expiring 07/19/24	SCB	GBP	6,250	7,830,735	7,901,630	70,895	—
Canadian Dollar,
Expiring 07/19/24	BNP	CAD	985	726,715	720,461	—	(6,254)
Expiring 07/19/24	HSBC	CAD	897	652,333	655,956	3,623	—
Chilean Peso,
Expiring 09/23/24	BARC	CLP	1,502,615	1,608,000	1,595,848	—	(12,152)

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

		Notional		Value at
Purchase Contracts	Counterparty	Amount (000)		Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 09/19/24	JPM	CNH	20,312	$2,821,000	$2,800,104	$—	$(20,896)
Expiring 09/19/24	MSI	CNH	20,872	2,890,000	2,877,418	—	(12,582)
Colombian Peso,
Expiring 09/18/24	BARC	COP	8,424,332	1,993,000	2,003,701	10,701	—
Expiring 09/18/24	CITI	COP	2,644,935	631,400	629,090	—	(2,310)
Expiring 09/18/24	CITI	COP	2,625,361	631,400	624,434	—	(6,966)
Expiring 09/18/24	DB	COP	4,288,784	1,033,200	1,020,074	—	(13,126)
Czech Koruna,
Expiring 07/19/24	BARC	CZK	38,650	1,680,000	1,652,981	—	(27,019)
Expiring 07/19/24	BARC	CZK	21,857	960,917	934,791	—	(26,126)
Expiring 07/19/24	BARC	CZK	17,288	762,083	739,390	—	(22,693)
Expiring 07/19/24	BNP	CZK	31,543	1,363,648	1,349,026	—	(14,622)
Expiring 07/19/24	DB	CZK	38,327	1,681,000	1,639,190	—	(41,810)
Expiring 07/19/24	MSI	CZK	39,153	1,667,000	1,674,512	7,512	—
Euro,
Expiring 07/02/24	GSI	EUR	1,668	1,813,338	1,786,970	—	(26,368)
Expiring 07/02/24	SSB	EUR	38,282	41,106,238	41,005,616	—	(100,622)
Expiring 07/19/24	HSBC	EUR	680	729,955	728,984	—	(971)
Expiring 07/19/24	MSI	EUR	595	648,622	637,861	—	(10,761)
Expiring 07/19/24	MSI	EUR	132	142,245	141,892	—	(353)
Hungarian Forint,
Expiring 07/19/24	BNP	HUF	83,656	232,397	226,642	—	(5,755)
Expiring 07/19/24	BOA	HUF	573,484	1,544,000	1,553,683	9,683	—
Expiring 07/19/24	CITI	HUF	606,574	1,631,000	1,643,331	12,331	—
Expiring 07/19/24	CITI	HUF	555,954	1,548,000	1,506,192	—	(41,808)
Expiring 07/19/24	GSI	HUF	560,317	1,527,000	1,518,013	—	(8,987)
Expiring 07/19/24	JPM	HUF	568,009	1,543,000	1,538,851	—	(4,149)
Expiring 07/19/24	UAG	HUF	557,711	1,530,000	1,510,951	—	(19,049)
Indian Rupee,
Expiring 09/18/24	DB	INR	301,872	3,600,209	3,611,161	10,952	—
Expiring 09/18/24	MSI	INR	301,872	3,604,185	3,611,161	6,976	—
Indonesian Rupiah,
Expiring 09/18/24	JPM	IDR	108,782,000	6,658,994	6,638,926	—	(20,068)
Israeli Shekel,
Expiring 09/18/24	JPM	ILS	4,083	1,098,997	1,084,946	—	(14,051)
Japanese Yen,
Expiring 07/19/24	GSI	JPY	681,603	4,558,574	4,250,378	—	(308,196)
Expiring 07/19/24	GSI	JPY	131,315	841,363	818,861	—	(22,502)
Expiring 07/19/24	GSI	JPY	111,831	732,000	697,361	—	(34,639)
Mexican Peso,
Expiring 09/18/24	CITI	MXN	75,461	3,930,579	4,072,487	141,908	—
Expiring 09/18/24	CITI	MXN	33,027	1,753,000	1,782,402	29,402	—
New Taiwanese Dollar,
Expiring 09/18/24	HSBC	TWD	88,702	2,735,000	2,736,972	1,972	—
New Zealand Dollar,
Expiring 07/19/24	CITI	NZD	2,327	1,408,619	1,417,413	8,794	—
Norwegian Krone,
Expiring 07/19/24	CITI	NOK	6,839	643,705	640,861	—	(2,844)
Philippine Peso,
Expiring 09/18/24	CITI	PHP	79,945	1,362,720	1,367,127	4,407	—
Expiring 09/18/24	SCB	PHP	143,378	2,442,000	2,451,877	9,877	—
Polish Zloty,
Expiring 07/19/24	BARC	PLN	15,657	3,936,766	3,888,405	—	(48,361)
Expiring 07/19/24	BARC	PLN	3,016	744,000	748,977	4,977	—
Expiring 07/19/24	BARC	PLN	1,066	268,071	264,778	—	(3,293)

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 07/19/24	MSI	PLN	7,801	$1,952,000	$1,937,323	$—	$(14,677)
South African Rand,
Expiring 09/18/24	GSI	ZAR	55,389	2,940,322	3,025,523	85,201	—
South Korean Won,
Expiring 09/19/24	HSBC	KRW	1,277,306	932,000	929,701	—	(2,299)
Swedish Krona,
Expiring 07/19/24	MSI	SEK	8,547	815,129	807,279	—	(7,850)
Swiss Franc,
Expiring 07/19/24	JPM	CHF	600	672,657	669,519	—	(3,138)
Thai Baht,
Expiring 09/18/24	HSBC	THB	12,639	346,526	346,707	181	—
Turkish Lira,
Expiring 07/03/24	BARC	TRY	49,733	1,443,000	1,514,990	71,990	—
Expiring 07/03/24	BNP	TRY	25,293	740,000	770,489	30,489	—
Expiring 07/10/24	BOA	TRY	24,993	752,000	755,355	3,355	—
Expiring 07/10/24	UAG	TRY	65,915	1,929,000	1,992,149	63,149	—
Expiring 07/17/24	BARC	TRY	56,275	1,675,000	1,687,149	12,149	—
Expiring 07/17/24	JPM	TRY	38,624	1,127,500	1,157,978	30,478	—
Expiring 07/17/24	SCB	TRY	38,619	1,127,500	1,157,826	30,326	—
Expiring 07/24/24	BARC	TRY	51,340	1,513,516	1,526,958	13,442	—
Expiring 07/24/24	HSBC	TRY	54,440	1,608,000	1,619,173	11,173	—

				$171,869,502	$170,951,294	691,376	(1,609,584)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/24	BNP	AUD	983	$654,143	$656,365	$—	$(2,222)
Brazilian Real,
Expiring 07/02/24	BOA	BRL	40,855	7,401,300	7,305,426	95,874	—
British Pound,
Expiring 07/02/24	BNP	GBP	10,055	12,797,367	12,711,126	86,241	—
Expiring 07/19/24	CITI	GBP	786	997,059	993,709	3,350	—
Expiring 07/19/24	JPM	GBP	5,984	7,491,948	7,565,236	—	(73,288)
Expiring 07/19/24	SCB	GBP	12,638	16,063,791	15,977,195	86,596	—
Expiring 08/02/24	SSB	GBP	10,055	12,764,574	12,713,702	50,872	—
Expiring 08/02/24	SSB	GBP	749	947,719	946,934	785	—
Canadian Dollar,
Expiring 07/19/24	BNP	CAD	8,342	6,154,019	6,101,058	52,961	—
Expiring 07/19/24	CITI	CAD	3,047	2,227,178	2,228,078	—	(900)
Expiring 07/19/24	MSI	CAD	1,963	1,443,229	1,435,919	7,310	—
Chilean Peso,
Expiring 09/23/24	CITI	CLP	1,578,778	1,726,402	1,676,737	49,665	—
Expiring 09/23/24	CITI	CLP	905,060	952,755	961,217	—	(8,462)
Expiring 09/23/24	MSI	CLP	589,457	634,200	626,032	8,168	—
Chinese Renminbi,
Expiring 09/19/24	MSI	CNH	205,617	28,525,060	28,345,819	179,241	—
Expiring 09/19/24	MSI	CNH	73,674	10,220,712	10,156,489	64,223	—
Colombian Peso,
Expiring 09/18/24	CITI	COP	8,811,414	2,202,523	2,095,768	106,755	—
Expiring 09/18/24	CITI	COP	2,709,664	648,245	644,485	3,760	—
Czech Koruna,
Expiring 07/19/24	BARC	CZK	157,082	6,654,719	6,718,116	—	(63,397)

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 07/19/24	BARC	CZK	38,062	$1,603,000	$1,627,836	$—	$(24,836)
Expiring 07/19/24	CITI	CZK	67,383	2,850,788	2,881,836	—	(31,048)
Expiring 07/19/24	MSI	CZK	108,689	4,565,522	4,648,439	—	(82,917)
Euro,
Expiring 07/02/24	BOA	EUR	3,750	4,078,967	4,017,254	61,713	—
Expiring 07/02/24	HSBC	EUR	32,058	34,814,249	34,338,783	475,466	—
Expiring 07/02/24	HSBC	EUR	2,896	3,147,135	3,102,193	44,942	—
Expiring 07/02/24	SSB	EUR	1,246	1,353,069	1,334,356	18,713	—
Expiring 07/19/24	BNP	EUR	34,761	37,142,158	37,265,062	—	(122,904)
Expiring 07/19/24	BOA	EUR	32,915	35,545,299	35,285,952	259,347	—
Expiring 07/19/24	CITI	EUR	4,761	5,112,598	5,103,961	8,637	—
Expiring 07/19/24	GSI	EUR	701	752,000	751,980	20	—
Expiring 07/19/24	HSBC	EUR	1,373	1,465,451	1,471,905	—	(6,454)
Expiring 07/19/24	HSBC	EUR	680	730,952	728,984	1,968	—
Expiring 07/19/24	JPM	EUR	19,977	21,745,747	21,415,798	329,949	—
Expiring 07/19/24	JPM	EUR	6,148	6,677,012	6,590,435	86,577	—
Expiring 07/19/24	JPM	EUR	1,667	1,810,745	1,787,536	23,209	—
Expiring 07/19/24	JPM	EUR	737	793,616	789,627	3,989	—
Expiring 07/19/24	MSI	EUR	11,420	12,459,366	12,242,148	217,218	—
Expiring 07/19/24	MSI	EUR	1,251	1,357,220	1,340,813	16,407	—
Expiring 07/19/24	MSI	EUR	838	899,209	898,766	443	—
Expiring 07/19/24	MSI	EUR	716	780,431	768,052	12,379	—
Expiring 07/19/24	SSB	EUR	29,822	32,523,257	31,969,789	553,468	—
Expiring 08/02/24	MSI	EUR	2,180	2,333,157	2,338,904	—	(5,747)
Expiring 08/02/24	MSI	EUR	1,024	1,099,811	1,099,013	798	—
Expiring 08/02/24	SSB	EUR	38,282	41,166,839	41,068,089	98,750	—
Expiring 08/02/24	SSB	EUR	408	437,284	437,578	—	(294)
Hungarian Forint,
Expiring 07/19/24	BARC	HUF	967,021	2,595,959	2,619,854	—	(23,895)
Expiring 07/19/24	GSI	HUF	2,033,660	5,624,953	5,509,593	115,360	—
Expiring 07/19/24	GSI	HUF	967,021	2,594,287	2,619,853	—	(25,566)
Expiring 07/19/24	HSBC	HUF	538,525	1,477,637	1,458,972	18,665	—
Indonesian Rupiah,
Expiring 09/18/24	GSI	IDR	18,513,702	1,140,779	1,129,884	10,895	—
Expiring 09/18/24	HSBC	IDR	24,760,442	1,498,000	1,511,121	—	(13,121)
Japanese Yen,
Expiring 07/19/24	GSI	JPY	110,868	735,000	691,355	43,645	—
Mexican Peso,
Expiring 09/18/24	CITI	MXN	4,200	218,793	226,692	—	(7,899)
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	82,484	2,557,000	2,545,116	11,884	—
Expiring 09/18/24	GSI	TWD	53,987	1,683,672	1,665,820	17,852	—
Expiring 09/18/24	HSBC	TWD	84,640	2,627,000	2,611,653	15,347	—
Expiring 09/18/24	JPM	TWD	104,288	3,241,000	3,217,896	23,104	—
New Zealand Dollar,
Expiring 07/19/24	CITI	NZD	1,994	1,214,981	1,214,820	161	—
Norwegian Krone,
Expiring 07/19/24	CITI	NOK	6,486	605,913	607,833	—	(1,920)
Peruvian Nuevo Sol,
Expiring 09/18/24	BOA	PEN	4,180	1,109,223	1,087,420	21,803	—
Expiring 09/18/24	CITI	PEN	4,180	1,109,813	1,087,420	22,393	—
Polish Zloty,
Expiring 07/19/24	BARC	PLN	8,025	2,010,000	1,993,038	16,962	—
Expiring 07/19/24	BOA	PLN	5,885	1,487,000	1,461,495	25,505	—
Expiring 07/19/24	CITI	PLN	7,857	1,947,000	1,951,272	—	(4,272)

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 07/19/24	CITI	PLN	6,212	$1,564,000	$1,542,883	$21,117	$—
Singapore Dollar,
Expiring 09/18/24	SSB	SGD	7,360	5,462,866	5,448,486	14,380	—
South African Rand,
Expiring 09/18/24	BARC	ZAR	27,910	1,504,000	1,524,563	—	(20,563)
South Korean Won,
Expiring 09/19/24	HSBC	KRW	10,962,076	7,998,596	7,978,867	19,729	—
Expiring 09/20/24	BOA	KRW	2,071,640	1,504,000	1,507,944	—	(3,944)
Swedish Krona,
Expiring 07/19/24	CITI	SEK	7,394	689,866	698,353	—	(8,487)
Thai Baht,
Expiring 09/18/24	JPM	THB	393,131	10,758,930	10,784,040	—	(25,110)

				$442,712,093	$439,860,743	3,408,596	(557,246)

						$4,099,972	$(2,166,830)

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	07/14/24	0.500%(M)	19,312	*	$11,780	$(139)	$11,919	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		1,535	$(20,865)	$(15,613)	$(5,252)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		1,535	(21,915)	(13,606)	(8,309)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		850	(11,377)	15,877	(27,254)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	410	(12,807)	(10,723)	(2,084)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		3,400	122,091	297,256	(175,165)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		2,200	79,000	188,237	(109,237)	MSI
The Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		1,400	71,305	64,245	7,060	BARC
United Mexican States	12/20/24	1.000%(Q)		335	(1,345)	222	(1,567)	CITI

					$204,087	$525,895	$(321,808)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
People’s Republic of China	06/20/29	1.000%(Q)	3,070	0.668%	$46,085	$37,948	$8,137	JPM
Petroleos Mexicanos	12/20/24	1.000%(Q)	335	1.599%	(850)	(2,979)	2,129	CITI

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Credit default swap agreements outstanding at June 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Estonia	12/20/26	1.000%(Q)		450	0.320%	$7,335	$2,107	$5,228	JPM
Republic of France	06/20/34	0.250%(Q)		1,600	0.565%	(40,217)	(35,166)	(5,051)	CITI
Republic of Panama	12/20/26	1.000%(Q)		1,430	0.957%	1,854	2,035	(181)	CITI
United States of America	12/20/24	0.250%(Q)	EUR	4,500	0.120%	3,381	(4,972)	8,353	BNP

						$17,588	$(1,027)	$18,615

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	47,405	$(978,403)	$(984,651)	$(6,248)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Currency swap agreement outstanding at June 30, 2024:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,820	3 Month LIBOR(Q)/ 5.586%	JPY	510,000	3 Month JPY LIBOR minus 29.5bps(Q)/ (0.321)%	JPM	02/22/25	$1,687,615	$—	$1,687,615

Interest rate swap agreements outstanding at June 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,590	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.736%	$(107,310)	$(122,034)	$(14,724)
AUD	8,535	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 4.736%	—	(1,054,600)	(1,054,600)
AUD	3,085	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.736%	(245,375)	(276,572)	(31,197)
BRL	24,033	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(161,915)	(161,915)
CAD	9,015	08/17/24	0.000%(S)	3 Month CDOR(2)(S)/ 4.973%	77,002	(178,478)	(255,480)
CAD	9,015	08/17/24	0.000%(S)	1 Day CORRA(1)(S)/ 4.800%	(104,986)	171,330	276,316
CAD	9,015	02/17/26	1.060%(S)	1 Day CORRA(2)(S)/ 4.800%	80,417	(444,431)	(524,848)
CAD	1,340	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 4.800%	(2,797)	450	3,247
CAD	1,825	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 4.800%	27,810	(6,252)	(34,062)
CAD	1,300	12/03/38	3.550%(S)	1 Day CORRA(1)(S)/ 4.800%	(28,984)	(201)	28,783
CAD	3,100	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 4.800%	(104,084)	(4,520)	99,564
CAD	775	12/03/52	3.300%(S)	1 Day CORRA(2)(S)/ 4.800%	(8,085)	(10,518)	(2,433)
CAD	165	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 4.800%	(197)	(1,843)	(1,646)
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)/ 1.216%	(4,071)	(260,651)	(256,580)
CHF	1,000	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 1.216%	—	92,025	92,025
CHF	1,310	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 1.216%	—	38,700	38,700
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)/ 5.750%	—	(47,084)	(47,084)
CNH	500,485	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	(402)	1,325,675	1,326,077
CNH	15,560	08/01/27	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	—	39,786	39,786
CNH	30,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	—	72,930	72,930
CNH	134,045	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	—	725,615	725,615
CNH	12,190	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	—	59,121	59,121
CNH	128,445	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	223,302	492,398	269,096
CNH	20,000	05/15/28	2.548%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	—	71,261	71,261
CNH	42,945	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	189,978	203,651	13,673
CNH	26,570	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	—	18,091	18,091
CZK	23,000	05/09/27	4.989%(A)	6 Month PRIBOR(2)(S)/ 4.560%	—	27,157	27,157
DKK	7,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.727%	(29,504)	(109,956)	(80,452)
EUR	86,660	07/24/24	3.693%(T)	1 Day EuroSTR(1)(T)/ 3.656%	—	(2,957)	(2,957)
EUR	63,710	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	(1,367,206)	(1,367,206)
EUR	35,180	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	(827,259)	(827,259)
EUR	6,780	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 3.656%	—	9,332	9,332
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 3.656%	(1,342)	(835,881)	(834,539)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 3.656%	14,753	287,713	272,960
EUR	14,525	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	150,599	150,599
EUR	1,460	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 3.656%	—	23,600	23,600

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	8,400	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.682%	$—	$(97,400)	$(97,400)
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	304,819	304,819
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	—	(310,535)	(310,535)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	718,008	718,008
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	—	(732,358)	(732,358)
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	266,661	266,661
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	—	(271,478)	(271,478)
EUR	3,000	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.682%	2,488	(33,329)	(35,817)
EUR	3,000	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	(1,464)	73,887	75,351
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)/ 3.656%	(22,154)	(762,562)	(740,408)
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)/ 3.656%	20,621	651,274	630,653
EUR	555	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 3.656%	(45,764)	(162,696)	(116,932)
GBP	3,200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 5.200%	(152,347)	(156,925)	(4,578)
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	(339,945)	786,646	1,126,591
GBP	265	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	2,627	22,928	20,301
GBP	1,945	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 5.200%	(182,303)	(225,913)	(43,610)
GBP	4,995	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	975,234	704,017	(271,217)
GBP	1,925	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	219,395	319,340	99,945
GBP	1,330	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 5.200%	(98,128)	(312,878)	(214,750)
GBP	960	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	298,377	249,225	(49,152)
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)/ 5.200%	—	(1,215,634)	(1,215,634)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)/ 5.200%	(61)	(1,287,569)	(1,287,508)
GBP	1,720	02/17/51	0.768%(A)	1 Day SONIA(2)(A)/ 5.200%	(44)	(1,165,695)	(1,165,651)
GBP	2,000	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	(1,097,559)	(1,192,541)	(94,982)
HUF	200,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)/ 6.810%	(17,893)	(134,842)	(116,949)
ILS	2,880	02/23/31	1.060%(A)	3 Month TELBOR(2)(Q)/ 4.485%	—	(148,052)	(148,052)
JPY	1,195,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(1,073)	(4,097)	(3,024)
JPY	410,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(9,330)	(9,872)	(542)
JPY	640,000	07/08/27	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(48,967)	(72,402)	(23,435)
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)/ 0.076%	(722)	(273,238)	(272,516)
JPY	685,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(88,123)	(115,954)	(27,831)
JPY	493,400	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.076%	—	(36,924)	(36,924)
JPY	435,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.076%	90,292	100,792	10,500
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)/ 0.076%	(3,536)	(481,304)	(477,768)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(2)(S)/ 0.076%	(3,362)	(476,213)	(472,851)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(1)(S)/ 0.076%	918,041	473,921	(444,120)
JPY	510,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.076%	(228,088)	(240,410)	(12,322)
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)/ 0.076%	(8,074)	(851,764)	(843,690)
JPY	400,000	07/08/37	0.150%(A)	1 Day TONAR(1)(A)/ 0.076%	238,416	322,680	84,264
JPY	20,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.076%	(16,462)	(17,236)	(774)
JPY	2,200,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)/ 0.076%	(20,242)	(2,160,712)	(2,140,470)
JPY	800,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)/ 0.076%	443,919	927,776	483,857
JPY	170,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.076%	(175,577)	(212,648)	(37,071)
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)/ 0.076%	(7,596)	(883,187)	(875,591)
JPY	410,500	02/19/46	0.499%(S)	1 Day TONAR(1)(S)/ 0.076%	5,785	543,204	537,419
JPY	230,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.076%	(271,866)	(338,797)	(66,931)
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)/ 0.076%	(8,866)	(1,100,941)	(1,092,075)
JPY	200,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.076%	(264,545)	(347,749)	(83,204)
JPY	94,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.076%	—	76,824	76,824
KRW	6,001,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	10,280	10,280
KRW	765,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	(1,108)	(1,108)
KRW	7,880,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	(573,541)	(573,541)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	(88,461)	(88,461)
KRW	1,640,250	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	(24,060)	285	24,345
KRW	420,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	11,776	11,776
KRW	1,054,530	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	(23,066)	(74)	22,992
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	(37)	(215,621)	(215,584)

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	18,925	05/19/26	9.000%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	$15,823	$24,500	$8,677
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)/ 4.850%	—	(50,861)	(50,861)
NZD	1,515	02/22/31	1.584%(S)	3 Month BBR(2)(Q)/ 5.630%	—	(151,053)	(151,053)
PLN	2,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)/ 5.860%	(14,008)	(105,730)	(91,722)
SEK	14,000	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)/ 3.707%	—	(155,521)	(155,521)
SGD	2,135	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.433%	10,558	(198,970)	(209,528)
THB	94,000	02/19/31	1.380%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(184,827)	(184,827)
THB	32,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	15,979	15,979
THB	28,780	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/2.483%	—	8,527	8,527
TWD	109,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.628%	—	56,495	56,495
TWD	40,000	02/24/33	1.415%(Q)	3 Month TAIBOR(1)(Q)/ 1.628%	—	59,886	59,886
	72,600	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(42,731)	(42,731)
	153,175	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(258,048)	(258,048)
	227,280	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(180,947)	(180,947)
	79,460	10/04/24	5.472%(T)	1 Day SOFR(2)(T)/ 5.330%	—	12,962	12,962
	21,200	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(73,830)	(73,830)
	27,136	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(49,810)	(49,810)
	61,557	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(125,857)	(125,857)
	18,910	04/11/25	5.220%(T)	1 Day SOFR(2)(T)/ 5.330%	2,545	(2,864)	(5,409)
	14,480	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 5.330%	—	6,358	6,358
	200,450	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(82,947)	(82,947)
	82,715	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	596,885	596,885
	7,410	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 5.330%	—	18,681	18,681
	102,695	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.330%	—	15,419	15,419
	16,425	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	3,038	29,097	26,059
	13,870	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	—	24,570	24,570
	52,280	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.330%	18,644	154,190	135,546
	6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.330%	—	962,905	962,905
	9,730	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.330%	—	154,418	154,418
	7,560	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(17,312)	(17,312)
	7,870	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 5.330%	—	29,539	29,539
	32,535	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.330%	(34,593)	(213,785)	(179,192)
	3,150	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(5,569)	(5,569)
	1,400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(2,273)	(2,273)
	6,950	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(221,718)	(221,718)
	4,110	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 5.330%	(1,671,198)	(1,624,497)	46,701
	800	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(43,015)	(43,015)
	1,545	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 5.330%	(9,108)	35,070	44,178
	4,005	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.330%	1,828,150	1,696,090	(132,060)
	3,790	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.330%	1,661,546	1,605,039	(56,507)
	1,685	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 5.330%	17,418	(50,619)	(68,037)
	2,540	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 5.330%	11,445	(4,064)	(15,509)

					$1,870,326	$(10,391,479)	$(12,261,805)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH 10,500	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	$46,649	$—	$46,649	MSI
CNH 11,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	34,826	—	34,826	MSI
MYR 4,755	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	9,933	(5)	9,938	MSI

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR 9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	$(103,277)	$(84)	$(103,193)	JPM

				$(11,869)	$(89)	$(11,780)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(30,802)	$814,562	$—	$814,562
U.S. Treasury Bond(T)	1 Day USOIS -35bps(T)/ 4.980%	JPM	09/09/24	5,265	(80,163)	—	(80,163)

					$734,399	$—	$734,399

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$607,927	$(83,287)	$2,636,416	$(517,456)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$16,137,012
GS	—	4,191,446
JPS	—	3,869,798
SG	—	123,551,736

Total	$—	$147,749,992

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$1,648,145,384	$—	$—
Common Stocks	7,107,796,197	1,588,853,298	11
Preferred Stocks	8,132,529	6,065,800	—	**
Unaffiliated Exchange-Traded Funds	746,726,912	—	—
Warrants	—	—	—	**
Asset-Backed Securities
Automobiles	—	10,755,425	—
Collateralized Loan Obligations	—	562,442,923	—
Consumer Loans	—	3,958,104	—
Credit Cards	—	3,549,831	—
Home Equity Loans	—	2,733,228	—
Other	—	465,693	—
Residential Mortgage-Backed Securities	—	836,378	—
Commercial Mortgage-Backed Securities	—	39,636,764	—
Corporate Bonds	—	440,187,617	2,405,442
Floating Rate and Other Loans	—	14,499,357	32,242
Municipal Bond	—	761,405	—
Residential Mortgage-Backed Securities	—	21,034,947	—
Sovereign Bonds	—	140,208,352	—
U.S. Government Agency Obligations	—	6,441,661	—
U.S. Treasury Obligations	—	201,122,896	—
Short-Term Investments
Affiliated Mutual Funds	2,288,904,449	—	—
U.S. Treasury Obligations	—	193,562,260	—
Options Purchased	—	29,610,265	—

Total	$11,799,705,471	$3,266,726,204	$2,437,695

Liabilities
Option Written	$—	$(7,021)	$—

Other Financial Instruments*
Assets
Futures Contracts	$14,908,011	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	4,099,972	—
OTC Credit Default Swap Agreements	—	331,051	11,780
OTC Currency Swap Agreement	—	1,687,615	—
Centrally Cleared Interest Rate Swap Agreements	—	10,346,304	—
OTC Interest Rate Swap Agreements	—	91,408	—
OTC Total Return Swap Agreement	—	814,562	—

Total	$14,908,011	$17,370,912	$11,780

Liabilities
Futures Contracts	$(3,079,845)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,166,830)	—
Centrally Cleared Credit Default Swap Agreement	—	(6,248)	—
OTC Credit Default Swap Agreements	—	(109,376)	—
Centrally Cleared Interest Rate Swap Agreements	—	(22,608,109)	—
OTC Interest Rate Swap Agreement	—	(103,277)	—
OTC Total Return Swap Agreement	—	(80,163)	—

Total	$(3,079,845)	$(25,074,003)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (2.7% represents investments purchased with collateral from securities on loan)	26.8%
Semiconductors & Semiconductor Equipment	6.2
Unaffiliated Exchange-Traded Funds	5.1
Software	4.9
Collateralized Loan Obligations	3.8
Banks	3.6
Pharmaceuticals	3.3
Interactive Media & Services	3.0
Technology Hardware, Storage & Peripherals	2.8
U.S. Treasury Obligations	2.7
Oil, Gas & Consumable Fuels	2.2
Broadline Retail	2.2
Insurance	2.0
Financial Services	1.9
Capital Markets	1.6
Hotels, Restaurants & Leisure	1.2
Machinery	1.2
Aerospace & Defense	1.1
Health Care Equipment & Supplies	1.1
Specialty Retail	1.1
Health Care Providers & Services	1.1
Automobiles	1.1
Biotechnology	1.1
Entertainment	1.1
Consumer Staples Distribution & Retail	1.0
Sovereign Bonds	0.9
Electrical Equipment	0.8
Metals & Mining	0.8
Electric Utilities	0.7
Chemicals	0.7
Beverages	0.7
Textiles, Apparel & Luxury Goods	0.6
IT Services	0.6
Life Sciences Tools & Services	0.6
Food Products	0.6
Ground Transportation	0.5
Household Products	0.5
Diversified Telecommunication Services	0.5
Electronic Equipment, Instruments & Components	0.5
Media	0.4
Multi-Utilities	0.4
Professional Services	0.4
Specialized REITs	0.4
Industrial Conglomerates	0.4
Communications Equipment	0.4
Building Products	0.4
Household Durables	0.3
Electric	0.3
Trading Companies & Distributors	0.3
Personal Care Products	0.3
Real Estate Management & Development	0.3
Commercial Mortgage-Backed Securities	0.3
Retail REITs	0.3
Air Freight & Logistics	0.2
Tobacco	0.2

Commercial Services & Supplies	0.2%
Construction Materials	0.2
Industrial REITs	0.2
Consumer Finance	0.2
Options Purchased	0.2
Residential REITs	0.2
Energy Equipment & Services	0.2
Construction & Engineering	0.2
Oil & Gas	0.2
Health Care REITs	0.2
Automobile Components	0.2
Wireless Telecommunication Services	0.2
Retail	0.2
Residential Mortgage-Backed Securities	0.1
Passenger Airlines	0.1
Telecommunications	0.1
Pipelines	0.1
Foods	0.1
Commercial Services	0.1
Home Builders	0.1
Containers & Packaging	0.1
Marine Transportation	0.1
Diversified Financial Services	0.1
Real Estate Investment Trusts (REITs)	0.1
Gas Utilities	0.1
Healthcare-Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Auto Manufacturers	0.1
Diversified REITs	0.1
Real Estate	0.1
Transportation	0.1
Hotel & Resort REITs	0.1
Auto Parts & Equipment	0.1
Leisure Time	0.1
Engineering & Construction	0.1
Consumer Loans	0.1
Office REITs	0.0	*
U.S. Government Agency Obligations	0.0	*
Transportation Infrastructure	0.0	*
Building Materials	0.0	*
Healthcare-Services	0.0	*
Paper & Forest Products	0.0	*
Computers	0.0	*
Leisure Products	0.0	*
Airlines	0.0	*
Lodging	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Electronics	0.0	*
Diversified Consumer Services	0.0	*
Multi-National	0.0	*
Packaging & Containers	0.0	*
Mining	0.0	*
Credit Cards	0.0	*
Miscellaneous Manufacturing	0.0	*
Distributors	0.0	*
Home Equity Loans	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Trucking & Leasing	0.0	*%
Distribution/Wholesale	0.0	*
Apparel	0.0	*
Investment Companies	0.0	*
Agriculture	0.0	*
Electrical Components & Equipment	0.0	*
Water Utilities	0.0	*
Housewares	0.0	*
Gas	0.0	*
Health Care Technology	0.0	*
Machinery-Diversified	0.0	*
Office/Business Equipment	0.0	*
Toys/Games/Hobbies	0.0	*
Municipal Bond	0.0	*

Home Furnishings	0.0	*%
Semiconductors	0.0	*
Other	0.0	*
Environmental Control	0.0	*
Household Products/Wares	0.0	*
Cosmetics/Personal Care	0.0	*

	102.4
Option Written	(0.0	)*
Liabilities in excess of other assets	(2.4)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Due from/to broker-variation margin swaps	$6,248	*
Credit contracts	Premiums paid for OTC swap agreements	607,927		Premiums received for OTC swap agreements	83,198
Credit contracts	Unaffiliated investments	23,185		Options written outstanding, at value	7,021
Credit contracts	Unrealized appreciation on OTC swap agreements	42,826		Unrealized depreciation on OTC swap agreements	334,100
Equity contracts	Due from/to broker-variation margin futures	2,360,087	*	Due from/to broker-variation margin futures	2,347,618	*
Equity contracts	Unaffiliated investments	29,587,080		—	—
Foreign exchange contracts	Due from/to broker-variation margin futures	2,581,613	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	4,099,972		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,166,830
Interest rate contracts	Due from/to broker-variation margin futures	9,966,311	*	Due from/to broker-variation margin futures	732,227	*
Interest rate contracts	Due from/to broker-variation margin swaps	10,346,304	*	Due from/to broker-variation margin swaps	22,608,109	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	89
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,593,590		Unrealized depreciation on OTC swap agreements	183,356

		$62,208,895			$28,468,796

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(471,804)
Equity contracts	10,549,366	196,347,056	—	—
Foreign exchange contracts	—	1,249,727	338,017	—
Interest rate contracts	—	(16,862,759)	—	(6,050,257)

Total	$10,549,366	$180,734,024	$338,017	$(6,522,061)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(55)	$16,370	$—	$—	$195,475
Equity contracts	1,919,618	—	(69,122,650)	—	—
Foreign exchange contracts	—	—	4,838,319	5,822,438	—
Interest rate contracts	—	—	(34,209,022)	—	7,704,966

Total	$1,919,563	$16,370	$(98,493,353)	$5,822,438	$7,900,441

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 21,952,720
Options Written (2)	31,353,333
Futures Contracts - Long Positions (2)	3,309,306,300
Futures Contracts - Short Positions (2)	360,743,965
Forward Foreign Currency Exchange Contracts - Purchased (3)	156,579,293
Forward Foreign Currency Exchange Contracts - Sold (3)	373,660,035
Cross Currency Exchange Contracts (4)	2,972,303
Interest Rate Swap Agreements (2)	1,552,750,474
Credit Default Swap Agreements - Buy Protection (2)	150,673,346
Credit Default Swap Agreements - Sell Protection (2)	89,323,886
Currency Swap Agreements (2)	4,819,960
Total Return Swap Agreements (2)	35,609,538
Inflation Swap Agreements (2)	400,973

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$382,870,417	$(382,870,417)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$201,526	$(285,142)	$(83,616)	$83,616	$—
BNP	193,921	(183,983)	9,938	—	9,938
BOA	477,280	(101,747)	375,533	(375,533)	—
CITI	428,950	(161,860)	267,090	(267,090)	—
DB	10,952	(54,936)	(43,984)	—	(43,984)
GSI	1,122,639	(986,646)	135,993	—	135,993
HSBC	593,066	(22,845)	570,221	(570,221)	—
JPM	2,541,030	(562,085)	1,978,945	(1,972,449)	6,496
MSI	800,325	(244,129)	556,196	(550,241)	5,955
SCB	197,694	—	197,694	—	197,694
SSB	736,968	(152,172)	584,796	(495,042)	89,754
UAG	63,149	(19,049)	44,100	—	44,100

	$7,367,500	$(2,774,594)	$4,592,906	$(4,146,960)	$445,946

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $382,870,417:
Unaffiliated investments (cost $9,546,996,537)	$11,131,819,537
Affiliated investments (cost $3,837,485,428)	3,937,049,833
Foreign currency, at value (cost $16,864,431)	16,829,651
Receivable for investments sold	118,794,610
Dividends and interest receivable	24,800,598
Tax reclaim receivable	9,746,643
Unrealized appreciation on OTC forward foreign currency exchange contracts	4,099,972
Unrealized appreciation on OTC swap agreements	2,636,416
Premiums paid for OTC swap agreements	607,927
Receivable for Portfolio shares sold	107,514
Receivable from affiliate	43,973
Due from broker-variation margin swaps	26,449
Prepaid expenses and other assets	234,666

Total Assets	15,246,797,789

LIABILITIES
Payable to broker for collateral for securities on loan	391,375,926
Payable for investments purchased	112,700,390
Payable for Portfolio shares purchased	7,829,030
Due to broker-variation margin futures	6,263,543
Management fee payable	3,752,627
Payable to affiliate	3,184,483
Accrued expenses and other liabilities	2,869,690
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,166,830
Distribution fee payable	605,026
Payable to custodian	539,411
Unrealized depreciation on OTC swap agreements	517,456
Foreign capital gains tax liability accrued	438,952
Premiums received for OTC swap agreements	83,287
Options written outstanding, at value (premiums received $23,311)	7,021
Affiliated transfer agent fee payable	707

Total Liabilities	532,334,379

NET ASSETS	$14,714,463,410

Net assets were comprised of:
Partners’ Equity	$14,714,463,410

Net asset value and redemption price per share, $14,714,463,410 / 621,875,075 outstanding shares of beneficial interest	$23.66

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $5,330,949 foreign withholding tax, of which $392,400 is reimbursable by an affiliate)	$83,002,043
Affiliated dividend income	66,722,761
Interest income	42,864,070
Income from securities lending, net (including affiliated income of $491,106)	556,632

Total income	193,145,506

EXPENSES
Management fee	44,727,062
Distribution fee	18,059,208
Custodian and accounting fees	720,684
Trustees’ fees	115,485
Professional fees	85,203
Audit fee	41,509
Shareholders’ reports	12,726
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,494
Miscellaneous	180,057

Total expenses	63,946,428
Less: Fee waiver and/or expense reimbursement	(36,118)

Net expenses	63,910,310

NET INVESTMENT INCOME (LOSS)	129,235,196

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(10,214)) (net of foreign capital gains taxes $(415,842))	355,844,425
Futures transactions	180,734,024
Forward and cross currency contract transactions	338,017
Swap agreements transactions	(6,522,061)
Foreign currency transactions	(10,073,571)

520,320,834

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $12,814,750) (net of change in foreign capital gains taxes $135,051)	634,688,883
Futures	(98,493,353)
Forward and cross currency contracts	5,822,438
Options written	16,370
Swap agreements	7,900,441
Foreign currencies	153,096

550,087,875

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,070,408,709

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,199,643,905

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$129,235,196	$239,855,444
Net realized gain (loss) on investment and foreign currency transactions	520,320,834	239,134,314
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	550,087,875	1,625,024,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,199,643,905	2,104,014,358

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [16,293,421 and 175,077,971 shares, respectively]	373,032,090	3,519,570,461
Portfolio shares issued in merger [0 and 111,205,883 shares, respectively]	—	2,112,911,782
Portfolio shares purchased [55,315,864 and 211,468,687 shares, respectively]	(1,242,868,880)	(4,161,347,220)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(869,836,790)	1,471,135,023

TOTAL INCREASE (DECREASE)	329,807,115	3,575,149,381
NET ASSETS:
Beginning of period	14,384,656,295	10,809,506,914

End of period	$14,714,463,410	$14,384,656,295

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$ 21.77		$18.44	$22.57	$19.34	$18.27	$15.33

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.36	0.24	0.18	0.19	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.69		2.97	(4.37)	3.05	0.88	2.65

Total from investment operations	1.89		3.33	(4.13)	3.23	1.07	2.94

Capital Contributions	—		—	—	—	—	—	(b)(c)(d)

Net Asset Value, end of period	$ 23.66		$21.77	$18.44	$22.57	$19.34	$18.27

Total Return(e)	8.68%		18.06%	(18.30)%	16.70%	5.86%	19.18	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14,714		$14,385	$10,810	$18,295	$17,632	$18,629
Average net assets (in millions)	$14,527		$13,110	$13,622	$18,224	$15,684	$17,922
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.88	%(h)	0.89%	0.89%	0.87%	0.88%	0.87%
Expenses before waivers and/or expense reimbursement	0.88	%(h)	0.89%	0.89%	0.87%	0.88%	0.87%
Net investment income (loss)	1.79	%(h)	1.83%	1.22%	0.83%	1.10%	1.71%
Portfolio turnover rate(i)	35%		83%	88%	116%	154%	89%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2024 consisted of 46 separate portfolios. The information presented in these financial statements pertains only to the 5 Portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST Advanced Strategies Portfolio (“Advanced Strategies”)

High level of absolute return by using traditional and non-traditional investment strategies and by investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.

AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.
AST Global Bond Portfolio (“Global Bond”)	Consistent excess returns over the Bloomberg Global Aggregate Bond Index.
AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.
AST Prudential Growth Allocation Portfolio (“Prudential Growth Allocation”)	Total return.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’

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valuation policies and procedures for security valuation and designated AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches,

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including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in

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excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap

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agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course

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of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements: The Portfolio enters reverse repurchase agreements with qualified third-party broker-dealers in which the Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Portfolio receives securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Portfolio upon the maturity of the transaction. During the term of the agreement, the Portfolio continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities. Interest payments made by the Portfolio to the counterparties are recorded as a component of interest expense in the Statement of Operations.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily

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enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value

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of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (the “Participating Insurance Companies”). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The

B8

Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
Advanced Strategies

Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan Investment Management, Inc. (“J.P. Morgan”); LSV Asset Management; PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Real Estate (a business unit of PGIM, Inc.); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.)

Balanced Asset Allocation	J.P. Morgan; Jennison; Massachusetts Financial Services Company (“MFS”); PFI; PGIM Limited; PGIM Quantitative Solutions; Wellington Management Company LLP (“Wellington”)
Global Bond	AllianceBernstein L.P.; Goldman Sachs Asset Management, L.P./Goldman Sachs Asset Management International; Wellington
Preservation Asset Allocation	J.P. Morgan; Jennison; MFS; PFI; PGIM Limited; PGIM Quantitative Solutions; Wellington
Prudential Growth Allocation	Jennison; PFI; PGIM Limited; PGIM Quantitative Solutions; PGIM Real Estate

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

Advanced Strategies*	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.65%	0.48%

B9

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

Balanced Asset Allocation#	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% on next $2.5 billion; 0.6225% on next $2.5 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.62%	0.53%

Global Bond	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.63%	0.53%

Preservation Asset Allocation#	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% on next $2.5 billion; 0.6225% on next $2.5 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.62%	0.56%

Prudential Growth Allocation	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.62%	0.62%

Portfolio	Fee Waivers and/or Expense Limitations
Advanced Strategies	contractually waive 0.0902% through June 30, 2025; voluntarily waive additional 0.0005% through June 30, 2024(1)

B10

Portfolio	Fee Waivers and/or Expense Limitations
Balanced Asset Allocation	contractually waive 0.0204% through June 30, 2025; voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 0.89% through June 30, 2024 (1)
Global Bond	contractually waive 0.045% through June 30, 2025; contractually limit expenses to 0.84% through June 30, 2024; effective July 1, 2024, contractually limit expenses to 0.90% through June 30, 2025
Preservation Asset Allocation	contractually waive 0.0207% through June 30, 2025; voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 0.89% through June 30, 2024; effective July 1, 2024, contractually limit expenses to 0.90% through June 30, 2025(1)
Prudential Growth Allocation	voluntarily waive 0.0005% through June 30, 2024

*	The Investment Manager has contractually agreed to limit its management fee to 0.66% through June 30, 2025.

#	Management fees are calculated based on an aggregation of net assets of Academic Strategies, Balanced Asset Allocation, Capital Growth Asset Allocation and Preservation Asset Allocation.

(1)

For Advanced Strategies, Balanced Asset Allocation and Preservation Asset Allocation Portfolios, the Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940Act (the “12b-1 Plan”) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios. The 12b-1 fee is waived for the assets of Advanced Strategies, Balanced Asset Allocation and Preservation Asset Allocation Portfolios, that are invested in other Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2024, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount

Advanced Strategies	$780

Balanced Asset Allocation	5,627

Preservation Asset Allocation	957

Prudential Growth Allocation	8,682

B11

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM Limited, PGIM, Inc., PGIM Real Estate and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2024, no Rule 17a-7 transactions were entered into by the Portfolios.

B12

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments

Advanced Strategies	$229,067
Balanced Asset Allocation	302,941
Global Bond	20,331
Preservation Asset Allocation	58,036
Prudential Growth Allocation	392,400

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments

Advanced Strategies	$375,499
Balanced Asset Allocation	396,003
Preservation Asset Allocation	79,911
Prudential Growth Allocation	452,464

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2024, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Advanced Strategies	$2,043,724,248	$2,241,626,213
Balanced Asset Allocation	3,944,593,582	4,039,041,404
Global Bond	1,178,059,434	1,037,967,328
Preservation Asset Allocation	1,007,283,926	926,629,915
Prudential Growth Allocation	4,487,922,802	4,091,344,898

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period

B13

ended June 30, 2024, is presented as follows:

Advanced Strategies

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 43,102,615	$ 154,000	$ 9,720,000	$ 2,088,488	$ 839,209	$ 36,464,312	1,105,985	$ —

AST Emerging Markets Equity Portfolio*(1)
—	15,000,000	15,434,903	92,704	1,163,044	820,845	84,276	—

AST Global Bond Portfolio*(1)
329,481,351	20,855,448	25,550,000	(1,315,098)	374,235	323,845,936	28,658,932	—

AST High Yield Portfolio*(1)
—	50,000,000	36,654,710	401,610	515,981	14,262,881	1,147,456	—

AST Large-Cap Growth Portfolio*(1)
183,509,969	15,724,300	41,923,000	32,251,223	6,107,991	195,670,483	2,238,537	—

AST Large-Cap Value Portfolio*(1)
174,555,232	12,888,000	28,979,264	7,797,963	1,621,472	167,883,403	3,313,270	—

AST PGIM Fixed Income Central Portfolio*(1)
518,084,012	26,858,780	46,342,832	894,512	2,462,219	501,956,691	46,693,646	—

AST Small-Cap Growth Portfolio*(1)
68,690,457	1,200,001	30,100,000	(4,357,236)	7,760,140	43,193,362	573,693	—

AST Small-Cap Value Portfolio*(1)
60,963,089	1,000,000	21,071,000	(1,727,855)	1,910,465	41,074,699	1,077,510	—
$1,378,386,725	$ 143,680,529	$ 255,775,709	$36,126,311	$22,754,756	$1,325,172,612		$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
774,510,247	1,640,743,532	1,916,626,015	—	—	498,627,764	498,627,764	17,808,635

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wa)
176,132,934	1,033,684,641	1,038,822,345	10,881	(89,148)	170,916,963	171,019,575	290,943	(2)
$ 950,643,181	$2,674,428,173	$2,955,448,360	$ 10,881	$ (89,148)	$ 669,544,727		$18,099,578
$2,329,029,906	$2,818,108,702	$3,211,224,069	$36,137,192	$22,665,608	$1,994,717,339		$18,099,578

Balanced Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 61,999,050	$ —	$35,101,000	$(3,901,700)	$ 7,234,321	$ 30,230,671	916,914	$ —

AST Cohen & Steers Realty Portfolio*(1)
—	12,087,000	—	524,544	—	12,611,544	749,349	—

AST Emerging Markets Equity Portfolio*(1)
8,033,713	12,870,001	18,755,000	603,818	1,024,996	3,777,528	387,837	—

B14

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST High Yield Portfolio*(1)
$ 6,540,117	$40,255,000	$9,300,000	$ 238,592	$ 821,636	$38,555,345	3,101,798	$—

AST Large-Cap Growth Portfolio*(1)
534,278,290	199,735,000	37,852,000	107,443,428	11,929,464	815,534,182	9,329,987	—

AST Large-Cap Value Portfolio*(1)
231,407,059	78,886,000	15,360,000	11,661,939	4,255,791	310,850,789	6,134,809	—

AST PGIM Fixed Income Central Portfolio*(1)
1,822,950,226	272,318,112	6,778,419	16,134,776	461,438	2,105,086,133	195,821,966	—

AST Small-Cap Growth Portfolio*(1)
128,918,818	5,965,000	18,187,000	4,154,901	5,803,096	126,654,815	1,682,226	—

AST Small-Cap Value Portfolio*(1)
137,786,891	8,589,999	26,137,000	(473,028)	1,285,554	121,052,416	3,175,562	—

AST T. Rowe Price Natural Resources Portfolio*(1)
15,628,628	—	15,207,385	(1,080,351)	659,108	—	—	—
$2,947,542,792	$630,706,112	$182,677,804	$135,306,919	$33,475,404	$3,564,353,423		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
1,990,547,596	2,056,995,224	2,638,305,544	—	—	1,409,237,276	1,409,237,276	46,924,817

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wa)
212,316,588	556,723,982	660,128,591	416	(42,744)	108,869,651	108,935,012	196,778	(2)
$2,202,864,184	$2,613,719,206	$3,298,434,135	$ 416	$ (42,744)	$1,518,106,927		$47,121,595
$5,150,406,976	$3,244,425,318	$3,481,111,939	$135,307,335	$33,432,660	$5,082,460,350		$47,121,595

Global Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$ 5,527,934	$105,972,271	$109,119,793	$ —	$ —	$ 2,380,412	2,380,412	$229,768

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
6,758,965	114,349,707	105,949,139	1,042	(12,265)	15,148,310	15,157,404	14,505	(2)
$12,286,899	$220,321,978	$215,068,932	$1,042	$(12,265)	$17,528,722		$244,273

Preservation Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 10,256,676	$ —	$5,955,500	$ (1,734,309)	$2,260,977	$ 4,827,844	146,431	$—

AST Cohen & Steers Realty Portfolio*(1)
—	3,620,000	—	157,099	—	3,777,099	224,427	—

B15

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST Emerging Markets Equity Portfolio*(1)
$ 1,164,695	$ 5,235,000	$ 5,850,000	$ 210,901	$ 325,547	$ 1,086,143	111,514	$—

AST High Yield Portfolio*(1)
3,970,966	10,335,000	3,080,000	186,224	127,227	11,539,417	928,352	—

AST Large-Cap Growth Portfolio*(1)
83,459,336	37,172,999	8,789,000	17,870,794	1,389,464	131,103,593	1,499,869	—

AST Large-Cap Value Portfolio*(1)
40,353,522	10,657,001	3,730,000	1,420,024	1,248,185	49,948,732	985,765	—

AST PGIM Fixed Income Central Portfolio*(1)
967,708,379	105,849,440	475,862	8,540,223	33,625	1,081,655,805	100,619,145	—

AST Small-Cap Growth Portfolio*(1)
21,241,176	2,465,001	4,915,000	536,563	1,180,445	20,508,185	272,389	—

AST Small-Cap Value Portfolio*(1)
22,703,766	3,520,000	7,205,000	(136,871)	307,159	19,189,054	503,385	—

AST T. Rowe Price Natural Resources Portfolio*(1)
3,068,552	—	2,985,845	(494,440)	411,733	—	—	—
$1,153,927,068	$178,854,441	$ 42,986,207	$26,556,208	$7,284,362	$1,323,635,872		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
725,377,184	669,979,280	972,846,402	—	—	422,510,062	422,510,062	14,668,012

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wa)
55,654,738	146,792,084	162,088,938	(1,356)	(13,950)	40,342,578	40,366,799	50,566	(2)
$ 781,031,922	$816,771,364	$1,134,935,340	$ (1,356)	$ (13,950)	$ 462,852,640		$14,718,578
$1,934,958,990	$995,625,805	$1,177,921,547	$26,554,852	$7,270,412	$1,786,488,512		$14,718,578

Prudential Growth Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wa):

AST PGIM Fixed Income Central Portfolio*(1)
$1,551,679,765	$85,195,475	$ 1,646,418	$12,798,303	$118,259	$1,648,145,384	153,315,850	$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
2,997,732,699	2,480,165,302	3,582,147,289	—	—	1,895,750,712	1,895,750,712	66,722,761

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wa)
489,821,338	1,396,716,498	1,493,272,073	16,447	(128,473)	393,153,737	393,389,771	491,106(2)
$3,487,554,037	$3,876,881,800	$5,075,419,362	$ 16,447	$(128,473)	$2,288,904,449		$67,213,867
$5,039,233,802	$3,962,077,275	$5,077,065,780	$12,814,750	$ (10,214)	$3,937,049,833		$67,213,867

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

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(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2023 are subject to such review.
7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Portfolio utilized the SCA during the reporting period ended June 30, 2024. The average balance outstanding is for the number of days the Portfolio(s) utilized the credit facility.The average balance outstanding is for the number of days the Funds utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2024
Global Bond	$604,800	6.41%	5	$1,086,000	$—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2024, all Portfolios offer only a single share class to investors.

As of June 30, 2024, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as

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part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Advanced Strategies	177,163,574	82.7%
Balanced Asset Allocation	360,574,485	82.2
Global Bond	54,461,142	88.6
Preservation Asset Allocation	129,831,248	76.6
Prudential Growth Allocation	504,997,423	81.2

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Advanced Strategies	2	82.7%
Balanced Asset Allocation	2	82.2
Global Bond	3	81.3
Preservation Asset Allocation	2	76.6
Prudential Growth Allocation	2	81.2
Unaffiliated:
Advanced Strategies	1	17.2
Balanced Asset Allocation	1	17.6
Global Bond	1	11.4
Preservation Asset Allocation	1	23.1
Prudential Growth Allocation	1	18.8

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, and the historical cost basis of the assets transferred was not carried forward to the Portfolios.

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Advanced Strategies	Balanced Asset Allocation	Global Bond	Preservation Asset Allocation	Prudential Growth Allocation
Asset Allocation	–	X	–	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X	–
Asset Transfer Program	X	X	X	X	X
Bank Loan Investments	X	X	–	X	–
Blend Style	X	X	–	X	X
Commodity	X	–	–	–	–
Credit	X	X	X	X	X
Currency	–	–	X	–	–
Covenant-Lite	–	X	–	X	–
Derivatives	X	X	X	X	X
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	X	X	X	X
Equity Securities	X	X	X	X	X
Exchange-Traded Funds (ETF)	X	X	–	X	X
Expense	X	X	X	X	–
Fixed Income Securities	X	X	X	X	X
Foreign Investment	X	X	X	X	X

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Risks	Advanced Strategies	Balanced Asset Allocation	Global Bond	Preservation Asset Allocation	Prudential Growth Allocation
Fund of Funds	X	X	–	X	X
High Yield	X	X	X	X	X
Interest Rate	X	X	X	X	X
Investment Style	X	–	–	–	X
Leverage	X	–	–	–	–
Liquidity Allocation	–	X	–	X	–
Liquidity and Valuation	X	X	X	X	X
Market and Management	X	X	X	X	X
Portfolio Turnover	X	–	X	–	X
Prepayment or Call	–	–	X	–	–
Quantitative Model	–	–	–	–	X
Real Estate	X	X	X	X	X
Redemption	–	–	X	–	–
Regulatory	X	X	X	X	X
Short Sale	X	–	–	–	–
Sovereign Debt Securities	–	–	X	–	–

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities than with funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the participating insurance companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses, and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels, and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Bank Loan Investments Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments, or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy, or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may

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be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations, and junior loans can involve a higher degree of risk than more senior loans. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities. The value of the commodities underlying commodity-linked instruments may be subject to various economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, war and international economic, political, and regulatory developments.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite,” which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized

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activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Economic and Market Events Risk: Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions; investor sentiment and market perceptions; unexpected changes in the prices of key commodities; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may

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be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” The Portfolio currently faces a heightened level of interest rate risk because of recent increases in interest rates in the US and globally. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Interest rates may continue to increase, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Leverage Risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value), which may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity Allocation Risk: A Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in underlying portfolios or individual securities, as applicable, and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

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Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts (“REITs”) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the Commodity Futures Trading Commission (the CFTC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the

B23

time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social, or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

10.	Reorganization

On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST BlackRock 60/40 Target Allocation ETF Portfolio (“BlackRock 60/40 Target Allocation ETF”) (the “Merged Portfolio”) for shares of Balanced Asset Allocation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
BlackRock 60/40 Target Allocation ETF	$115,656,259	$115,015,059

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolio		Shares
BlackRock 60/40 Target Allocation ETF		8,709,330
Acquiring Portfolio	Shares	Value
Balanced Asset Allocation	5,209,884	$115,503,134

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
BlackRock 60/40 Target Allocation ETF	$641,200	$115,503,134
Acquiring Portfolio		Net Assets
Balanced Asset Allocation		$11,184,183,219

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Balanced Asset Allocation	$193,639,681	$1,424,755,939	$1,618,395,620

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: BlackRock 60/40 Target Allocation ETF $73,475.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: BlackRock 60/40 Target Allocation ETF $1,617,924.

B24

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

On September 19-20, 2022, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST American Funds Growth Allocation Portfolio (“American Funds Growth”) and AST Wellington Management Hedged Equity Portfolio (“Wellington Management Hedged Equity”) (the “Merged Portfolios”) for shares of Prudential Growth Allocation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
American Funds Growth Allocation	$ 593,667,388	$ 603,539,220
Wellington Management Hedged Equity	1,635,587,367	1,653,870,986

The purpose of the transaction was to combine three portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolios		Shares
American Funds Growth Allocation		41,029,140
Wellington Management Hedged Equity		79,917,994
Acquiring Portfolio	Shares	Value
Prudential Growth Allocation	111,205,883	$2,112,911,783

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolios	Unrealized (Depreciation) on Investments	Net Assets
American Funds Growth Allocation	$ (9,871,832)	$ 563,933,225
Wellington Management Hedged Equity	(18,283,620)	1,548,978,558
Acquiring Portfolio		Net Assets
Prudential Growth Allocation		$11,229,331,353

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Prudential Growth Allocation	$242,159,992	$1,897,957,471	$2,140,117,463

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: American Funds Growth Allocation $493,486 and Wellington Management Hedged Equity $1,811,062.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolios pre-merger as follows: American Funds Growth Allocation $19,452,555 and Wellington Management Hedged Equity $14,346,002.

B25

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Western Asset Emerging Markets Debt (“Western Asset Emerging Markets Debt”) (the “Merged Portfolio”) for shares of Global Bond (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on February 8, 2023 and the reorganization took place at the close of business on March 10, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
Western Asset Emerging Markets Debt	$12,623,395	$12,574,481

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on March 10, 2023:

Merged Portfolio		Shares
Western Asset Emerging Markets Debt		971,701
Acquiring Portfolio	Shares	Value
Global Bond	995,343	$10,779,562

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Western Asset Emerging Markets Debt	$48,914	$10,779,562
Acquiring Portfolio		Net Assets
Global Bond		$320,699,437

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Global Bond	$9,792,181	$17,320,738	$27,112,919

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Western Asset Emerging Markets Debt $431,109.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: Western Assets Emerging Markets Debt $376,408.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

B26

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since March 10, 2023.

B27

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 11-12, 2024 (the Meeting) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve an agreement. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, such as the Manager’s role as administrator of the Trust’s liquidity risk management program and as valuation designee. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2023, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or secondary or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2023. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Advanced Strategies Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the five- and ten-year periods and underperformed its custom benchmark index in the other periods.

•

The Board noted that the Manager had contractually agreed to waive 0.0262% of its management fee through June 30, 2025. In addition, the Board noted that the Manager had contractually agreed to waive 0.002% of its management fee through June 30, 2025. Further, the Board noted that the Manager had contractually agreed to waive 0.062% of its management fees through June 30, 2025. The Board noted that the Manager has also contractually agreed to waive of portion of its management fee equal to the amount of the management fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. In addition, the Board noted that the Manager had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.66% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Balanced Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the three-year period and underperformed its custom benchmark index in the other periods.

•

The Board noted that the Manager had contractually agreed to waive 0.02% of its investment management fee through June 30, 2025. In addition, the Board noted that the Manager had contractually agreed to waive 0.0004% of its investment management fee through June 30, 2025. The Board noted that the Manager has also contractually agreed to waive of portion of its management fee equal to the amount of the management fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Global Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Manager has contractually agreed to waive 0.0412% of its investment management fee through June 30, 2025. The Board noted that the Manager has also contractually agreed to waive 0.0038% of its investment management fee through June 30, 2025. In addition, the Board noted that the Manager had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.90% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one- and three-year periods and underperformed over the remaining periods.

•

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2025. The Board noted that the Manager has also contractually agreed to waive 0.0007% of its investment management fee through June 30, 2025. In addition, the Board noted that the Manager had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.90% of the Portfolio’s average daily net assets through June 30, 2025. The Board noted that the Manager has also contractually agreed to waive of portion of its management fee equal to the amount of the management fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Growth Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one- and three- year periods and underperformed over the remaining periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2024

AST Academic Strategies Asset Allocation

Portfolio

AST Capital Growth Asset Allocation Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan Tactical Preservation Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST T. Rowe Price Growth Opportunities

Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	June 30, 2024

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1

	AST Academic Strategies Asset Allocation Portfolio	A4

	AST Capital Growth Asset Allocation Portfolio	A48

	AST J.P. Morgan Global Thematic Portfolio	A134

	AST J.P. Morgan Tactical Preservation Portfolio	A158

	AST T. Rowe Price Asset Allocation Portfolio	A181

	AST T. Rowe Price Growth Opportunities Portfolio	A238

Section B	Notes to Financial Statements

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A — Annual payment frequency for swaps
ABX — Asset-Backed Securities Index
ADR — American Depositary Receipt
ANZ — Australia and New Zealand Banking Group
ASX — Australian Securities Exchange
BABs — Build America Bonds

BARC — Barclays Bank PLC
BATE — CBOE- Europe – BXE Order Books
BBR — New Zealand Bank Bill Rate
BBSW — Australian Bank Bill Swap Reference Rate
BNP — BNP Paribas S.A.
BNYM — Bank of New York Mellon
BOA — Bank of America, N.A.
BROIS — Brazil Overnight Index Swap
BTP — Buoni del Tesoro Poliennali
BUBOR — Budapest Interbank Offered Rate
CA — Credit Agricole Securities Inc.
CBA — Commonwealth Bank of Australia
CBOE — Chicago Board Options Exchange
CDI — Chess Depository Interest
CDOR — Canadian Dollar Offered Rate
CDX — Credit Derivative Index
CGM — Citigroup Global Markets, Inc.
CIBC — Canadian Imperial Bank of Commerce
CIBOR — Copenhagen Interbank Offered Rate
CITI — Citibank, N.A.
CLO — Collateralized Loan Obligation
CLOIS — Sinacofi Chile Interbank Rate Average
CMBX — Commercial Mortgage-Backed Index
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
COOIS — Colombia Overnight Interbank Reference Rate
CORRA — Canadian Overnight Repo Rate Average
CPI — Consumer Price Index
CSI — Credit Suisse International
CVA — Certificate Van Aandelen (Bearer)
CVT — Convertible Security
DAC — Designated Activity Company
DB — Deutsche Bank AG
DIP — Debtor-In-Possession
DJ — Dow Jones
EAFE — Europe, Australasia, Far East
EMTN — Euro Medium Term Note
ETF — Exchange-Traded Fund
EURIBOR — Euro Interbank Offered Rate
EuroSTR — Euro Short-Term Rate
FHLMC — Federal Home Loan Mortgage Corporation
FREMF — Freddie Mac Mortgage Trust
FTSE — Financial Times Stock Exchange
GDR — Global Depositary Receipt
GMTN — Global Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

GS — Goldman Sachs & Co. LLC
GSB — Goldman Sachs Bank USA
GSI — Goldman Sachs International
HIBOR — Hong Kong Interbank Offered Rate
HICP — Harmonised Index of Consumer Prices
HSBC — HSBC Bank PLC
iBoxx — Bond Market Indices
IO — Interest Only (Principal amount represents notional)
JPM — JPMorgan Chase Bank N.A.
JPS — J.P. Morgan Securities LLC
KLIBOR — Kuala Lumpur Interbank Offered Rate
KOSPI — Korean Composite Stock Price Index
KWCDC — Korean Won Certificate of Deposit
LME — London Metal Exchange
LP — Limited Partnership
M — Monthly payment frequency for swaps
MASTR — Morgan Stanley Structured Asset Security
MIB — Borsa Italiana Stock Exchange
ML — Merrill Lynch International
MSC — Morgan Stanley & Co. LLC
MSCI — Morgan Stanley Capital International
MSCS — Morgan Stanley Capital Services LLC
MSI — Morgan Stanley & Co International PLC
MTN — Medium Term Note
NASDAQ — National Association of Securities Dealers Automated Quotations
NIBOR — Norwegian Interbank Offered Rate
NOM — Nomura Securities Co.
NSA — Non-Seasonally Adjusted
NVDR — Non-voting Depositary Receipt
NWM — NatWest Markets PLC
NYSE — New York Stock Exchange
OAT — Obligations Assimilables du Tresor
OOTC — OTC Bulletin Board – Other OTC
OTC — Over-the-counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PRFC — Preference Shares
PRI — Primary Rate Interface
PRIBOR — Prague Interbank Offered Rate
Q — Quarterly payment frequency for swaps
RBC — Royal Bank of Canada
RBOB — Reformulated Gasoline Blendstock for Oxygen Blending
REITs — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term
S — Semiannual payment frequency for swaps
S&P — Standard & Poor’s
SARON — Swiss Average Rate Overnight
SCB — Standard Chartered Bank
SDR — Sweden Depositary Receipt
SG — Societe Generale
SGMX — Sigma X MTF
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
SORA — Singapore Overnight Rate Average
SPDR — Standard & Poor’s Depositary Receipts
SPI — Share Price Index
SSB — State Street Bank & Trust Company
STIBOR — Stockholm Interbank Offered Rate
STOXX — Stock Index of the Eurozone
STRIPs — Separate Trading of Registered Interest and Principal of Securities
T — Swap payment upon termination
TAIBOR — Taiwan Interbank Offered Rate
TBA — To Be Announced
TD — The Toronto-Dominion Bank
TELBOR — Tel Aviv Interbank Offered Rate
THOR — Thai Overnight Repurchase Rate
TIPS — Treasury Inflation-Protected Securities
TONAR — Tokyo Overnight Average Rate
TOPIX — Tokyo Stock Price Index
UAG — UBS AG
UBS — UBS Securities LLC
ULSD — Ultra-Low Sulfur Diesel
USOIS — United States Overnight Index Swap
UTS — Unit Trust Security
WBC — Westpac Banking Corp.
WIBOR — Warsaw Interbank Offered Rate
WTI — West Texas Intermediate
XAMS — Amsterdam Stock Exchange
XASX — Australian Stock Exchange
XHKG — Hong Kong Stock Exchange
XJSE — Johannesburg Stock Exchange
XLON — London Stock Exchange
XNGS — NASDAQ Global Select Exchange
XPAR — Paris Stock Exchange
XSEC — Shenzhen Stock Exchange - Shenzhen - Hong Kong Stock Connect
XSHE — Shenzhen Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A2

Glossary (CONTINUED)

XTSE — Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 75.8%
AFFILIATED MUTUAL FUNDS — 12.2%
Domestic Equity — 1.3%
AST ClearBridge Dividend Growth Portfolio*	389,258	$12,833,841
AST Small-Cap Growth Portfolio*	124,528	9,375,686
AST Small-Cap Value Portfolio*	215,070	8,198,455
AST T. Rowe Price Natural Resources Portfolio*	64,016	2,001,154

		32,409,136

Fixed Income — 8.2%
AST High Yield Portfolio*	526,867	6,548,960
AST PGIM Fixed Income Central Portfolio*	18,187,483	195,515,438

		202,064,398

International Equity — 0.0%
AST Emerging Markets Equity Portfolio*	7,903	76,979

International Fixed Income — 2.7%
AST Global Bond Portfolio*	5,927,308	66,978,582

TOTAL AFFILIATED MUTUAL FUNDS (cost $285,351,853)(wa)		301,529,095

COMMON STOCKS — 36.7%
Aerospace & Defense — 0.6%
Airbus SE (France)	6,729	923,533
Airbus SE (France), ADR	4,193	143,568
Axon Enterprise, Inc.*	800	235,392
BAE Systems PLC (United Kingdom)	53,780	895,794
Curtiss-Wright Corp.	2,800	758,744
Elbit Systems Ltd. (Israel)	1,000	174,012
General Electric Co.	10,583	1,682,380
Hexcel Corp.	2,800	174,860
Howmet Aerospace, Inc.	13,237	1,027,588
Kongsberg Gruppen ASA (Norway)	5,718	465,635
L3Harris Technologies, Inc.	2,800	628,824
Leonardo SpA (Italy)	3,220	74,604
Northrop Grumman Corp.	4,075	1,776,496
Rheinmetall AG (Germany)	1,057	538,664
Rolls-Royce Holdings PLC (United Kingdom)*	309,684	1,778,589
RTX Corp.	1,000	100,390
Saab AB (Sweden) (Class B Stock)	14,080	338,270
Safran SA (France)	12,699	2,676,421
Singapore Technologies Engineering Ltd. (Singapore)	20,900	66,553
Thales SA (France)	1,542	246,671

		14,706,988

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	7,942	322,500
FedEx Corp.	3,800	1,139,392
Sankyu, Inc. (Japan)	7,200	246,630
United Parcel Service, Inc. (Class B Stock)	2,400	328,440
Yamato Holdings Co. Ltd. (Japan)	4,800	52,896

		2,089,858

	Shares	Value
COMMON STOCKS (continued)
Automobile Components — 0.1%
Aisin Corp. (Japan)	3,100	$101,273
Aptiv PLC*	3,000	211,260
Bridgestone Corp. (Japan)	3,400	134,162
Cie Generale des Etablissements Michelin SCA (France)	49,756	1,923,125
Denso Corp. (Japan)	18,400	287,206
Sumitomo Electric Industries Ltd. (Japan)	29,700	464,345

		3,121,371

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	4,870	460,660
BYD Co. Ltd. (China) (Class H Stock)	18,423	547,142
Ferrari NV (Italy)	7,197	2,937,035
Ford Motor Co.	70,100	879,054
General Motors Co.	16,800	780,528
Harley-Davidson, Inc.(a)	2,200	73,788
Honda Motor Co. Ltd. (Japan)	52,800	567,600
Kia Corp. (South Korea)	1,742	163,001
Mahindra & Mahindra Ltd. (India)	20,765	712,812
Maruti Suzuki India Ltd. (India)	1,070	154,275
Mazda Motor Corp. (Japan)	46,400	447,343
Mercedes-Benz Group AG (Germany)	12,235	846,803
Stellantis NV	27,122	536,167
Subaru Corp. (Japan)	31,300	665,606
Suzuki Motor Corp. (Japan)	10,400	120,064
Tesla, Inc.*	10,936	2,164,016
Toyota Motor Corp. (Japan)	150,400	3,085,828
TVS Motor Co. Ltd. (India)	5,217	147,743
Volkswagen AG (Germany)	507	60,751
Volvo Car AB (Sweden) (Class B Stock)*	99,077	306,346

		15,656,562

Banks — 2.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA	50,466	828,837
Absa Group Ltd. (South Africa)	20,844	181,504
AIB Group PLC (Ireland)	91,917	485,422
ANZ Group Holdings Ltd. (Australia)	26,813	503,755
Banca Monte dei Paschi di Siena SpA (Italy)	29,908	141,003
Banco Bilbao Vizcaya Argentaria SA (Spain)	144,743	1,453,001
Banco BPM SpA (Italy)	53,435	343,897
Banco Santander SA (Spain)	361,674	1,682,787
Bank Central Asia Tbk PT (Indonesia)	451,982	273,490
Bank Hapoalim BM (Israel)	30,294	267,544
Bank Leumi Le-Israel BM (Israel)	27,778	226,435
Bank Mandiri Persero Tbk PT (Indonesia)	470,500	176,020
Bank of America Corp.	47,747	1,898,898
Bank of Ireland Group PLC (Ireland)	2,634	27,516
Barclays PLC (United Kingdom)	402,697	1,064,094
BNP Paribas SA (France)	29,415	1,881,151
BOC Hong Kong Holdings Ltd. (China) .	156,000	481,368
CaixaBank SA (Spain)	126,507	671,821

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Capitec Bank Holdings Ltd. (South Africa)	2,136	$310,137
China Construction Bank Corp. (China) (Class H Stock)	649,000	479,755
Citigroup, Inc.	2,013	127,745
Citizens Financial Group, Inc.	19,200	691,776
Commerzbank AG (Germany)	20,643	313,118
Commonwealth Bank of Australia (Australia)	20,941	1,773,941
Credicorp Ltd. (Peru)	2,272	366,542
Credit Agricole SA (France)	22,080	301,494
Danske Bank A/S (Denmark)	15,572	464,451
DBS Group Holdings Ltd. (Singapore)	63,550	1,673,831
DNB Bank ASA (Norway)	16,218	318,211
East West Bancorp, Inc.(a)	2,854	208,998
Emirates NBD Bank PJSC (United Arab Emirates)	28,703	128,955
Erste Group Bank AG (Austria)	17,381	822,732
FinecoBank Banca Fineco SpA (Italy)	1,537	22,839
Hana Financial Group, Inc. (South Korea)	2,795	122,924
HSBC Holdings PLC (United Kingdom)	302,534	2,611,477
ING Groep NV (Netherlands)	75,651	1,299,885
Intesa Sanpaolo SpA (Italy)	347,074	1,289,871
Japan Post Bank Co. Ltd. (Japan)	35,500	337,071
JPMorgan Chase & Co.	18,644	3,770,935
KB Financial Group, Inc. (South Korea)	6,843	389,231
KBC Group NV (Belgium)	2,363	166,503
Lloyds Banking Group PLC (United Kingdom)	605,114	417,357
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,382	20,230
Mitsubishi UFJ Financial Group, Inc. (Japan)	154,700	1,669,527
Mizuho Financial Group, Inc. (Japan)	19,200	404,110
National Australia Bank Ltd. (Australia)	41,996	1,012,744
National Bank of Greece SA (Greece)*	33,614	279,277
NatWest Group PLC (United Kingdom)	257,348	1,012,432
Nedbank Group Ltd. (South Africa)	10,777	152,569
Nordea Bank Abp (Finland)	82,363	981,851
NU Holdings Ltd. (Brazil) (Class A Stock)*	112,467	1,449,700
OTP Bank Nyrt (Hungary)	2,562	127,082
Oversea-Chinese Banking Corp. Ltd. (Singapore)	67,400	715,747
PNC Financial Services Group, Inc. (The)	9,076	1,411,136
Popular, Inc. (Puerto Rico)	4,300	380,249
Sberbank of Russia PJSC (Russia)*^	151,076	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	30,904	456,906
Societe Generale SA (France)	1,848	43,448
Standard Bank Group Ltd. (South Africa)	32,890	382,967
Standard Chartered PLC (United Kingdom)	58,465	527,908
Sumitomo Mitsui Financial Group, Inc. (Japan)	14,800	993,449

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Swedbank AB (Sweden) (Class A Stock)	18,692	$385,023
Toronto-Dominion Bank (The) (Canada)	5,386	296,062
Truist Financial Corp.	11,416	443,512
U.S. Bancorp	26,158	1,038,473
UniCredit SpA (Italy)	56,244	2,081,367
United Overseas Bank Ltd. (Singapore)	17,400	401,354
Wells Fargo & Co.	51,657	3,067,909
Westpac Banking Corp. (Australia)	50,806	919,952

		51,653,306

Beverages — 0.3%
Ambev SA (Brazil)	168,400	344,024
Anheuser-Busch InBev SA/NV (Belgium)	5,508	319,771
Asahi Group Holdings Ltd. (Japan)	9,300	329,077
Boston Beer Co., Inc. (The) (Class A Stock)*	900	274,545
Carlsberg A/S (Denmark) (Class B Stock)	2,613	313,701
Coca-Cola Co. (The)	24,300	1,546,695
Coca-Cola Europacific Partners PLC (United Kingdom)	3,000	218,610
Coca-Cola HBC AG (Italy)*	12,033	409,534
Diageo PLC (United Kingdom)	24,437	767,175
Heineken Holding NV (Netherlands)	1,430	112,712
Keurig Dr. Pepper, Inc.	23,500	784,900
Kirin Holdings Co. Ltd. (Japan)	43,900	567,083
PepsiCo, Inc.	10,160	1,675,689
Pernod Ricard SA (France)	1,853	252,823
Varun Beverages Ltd. (India)	25,613	499,523

		8,415,862

Biotechnology — 0.4%
AbbVie, Inc.	26,004	4,460,206
Amgen, Inc.	2,700	843,615
Biogen, Inc.*	1,191	276,098
CSL Ltd.	6,983	1,369,347
Genmab A/S (Denmark)*	1,359	340,556
Hugel, Inc. (South Korea)*	859	143,803
Natera, Inc.*	5,231	566,465
Neurocrine Biosciences, Inc.*	2,800	385,476
Regeneron Pharmaceuticals, Inc.*	1,213	1,274,899
Vertex Pharmaceuticals, Inc.*	2,872	1,346,164

		11,006,629

Broadline Retail — 0.9%
Amazon.com, Inc.*	74,718	14,439,253
Dollarama, Inc. (Canada)	7,217	658,949
MercadoLibre, Inc. (Brazil)*	1,082	1,778,159
Next PLC (United Kingdom)	8,586	979,818
Pan Pacific International Holdings Corp. (Japan)	6,000	140,351
PDD Holdings, Inc. (China), ADR*	6,655	884,782
Prosus NV (China)*	19,853	705,943
Rakuten Group, Inc. (Japan)*	86,400	447,590
Vipshop Holdings Ltd. (China), ADR	6,695	87,169

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Broadline Retail (cont’d.)
Wesfarmers Ltd. (Australia)	18,417	$797,484

		20,919,498

Building Products — 0.2%
AGC, Inc. (Japan)	7,400	240,786
Armstrong World Industries, Inc.	4,100	464,284
Assa Abloy AB (Sweden) (Class B Stock)	11,282	319,512
AZEK Co., Inc. (The)*	10,656	448,937
Carrier Global Corp.	8,659	546,210
Cie de Saint-Gobain SA (France)	20,514	1,595,459
Daikin Industries Ltd. (Japan)	600	83,530
Geberit AG (Switzerland)	392	230,909
Johnson Controls International PLC	1,205	80,096
Kingspan Group PLC (Ireland)	1,547	131,476
Owens Corning	4,500	781,740
ROCKWOOL A/S (Denmark) (Class B Stock)	965	391,191
Trane Technologies PLC	2,067	679,898

		5,994,028

Capital Markets — 0.8%
3i Group PLC (United Kingdom)	36,292	1,398,727
Ameriprise Financial, Inc.	1,657	707,854
Amundi SA (France), 144A	5,397	349,062
Bank of New York Mellon Corp. (The)	14,900	892,361
BlackRock, Inc.	500	393,660
Brookfield Corp. (Canada)	13,703	569,936
Daiwa Securities Group, Inc. (Japan)	56,600	434,536
Deutsche Bank AG (Germany)	44,763	715,427
Deutsche Boerse AG (Germany)	2,635	538,585
Euronext NV (Netherlands), 144A	7,784	721,346
Goldman Sachs Group, Inc. (The)	4,025	1,820,588
Hargreaves Lansdown PLC (United Kingdom)	19,584	279,159
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	8,800	281,628
IG Group Holdings PLC (United Kingdom)	15,875	164,436
Intercontinental Exchange, Inc.	4,900	670,761
Janus Henderson Group PLC	18,700	630,377
Japan Exchange Group, Inc. (Japan)	7,400	173,555
Julius Baer Group Ltd. (Switzerland)	1,023	57,219
KKR & Co., Inc.	9,000	947,160
London Stock Exchange Group PLC (United Kingdom)	880	104,349
Macquarie Group Ltd. (Australia)	1,773	241,254
Moody’s Corp.(a)	555	233,616
Morgan Stanley	17,082	1,660,199
MSCI, Inc.	1,000	481,750
Partners Group Holding AG (Switzerland)	79	101,164
Raymond James Financial, Inc.	5,800	716,938
S&P Global, Inc.	2,100	936,600
Singapore Exchange Ltd. (Singapore)	21,000	146,442
UBS Group AG (Switzerland)	84,398	2,478,783

		18,847,472

	Shares	Value
COMMON STOCKS (continued)
Chemicals — 0.4%
Air Liquide SA (France)	5,587	$964,246
Akzo Nobel NV (Netherlands)	9,034	550,616
BASF SE (Germany)	9,098	439,821
Dow, Inc.(a)	3,825	202,916
Ecolab, Inc.	1,500	357,000
Givaudan SA (Switzerland)	136	644,180
Linde PLC	3,657	1,604,728
LyondellBasell Industries NV (Class A Stock)	2,400	229,584
Mitsubishi Chemical Group Corp. (Japan)	83,300	464,130
Mitsui Chemicals, Inc. (Japan)	4,900	135,688
Nippon Paint Holdings Co. Ltd. (Japan)	41,300	269,977
Nippon Sanso Holdings Corp. (Japan)	3,400	100,970
Nutrien Ltd. (Canada)	7,765	395,331
Orica Ltd. (Australia)	19,179	227,768
PPG Industries, Inc.	4,900	616,861
Sherwin-Williams Co. (The)	3,100	925,133
Shin-Etsu Chemical Co. Ltd. (Japan)	15,900	618,218
Sika AG (Switzerland)	401	114,469
Solvay SA (Belgium)	9,615	339,064

		9,200,700

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	94,627	913,144
Dai Nippon Printing Co. Ltd. (Japan)	5,900	199,070
Pluxee NV (Netherlands)*	4,850	136,564
Republic Services, Inc.	915	177,821
Secom Co. Ltd. (Japan)	5,500	325,732
Serco Group PLC (United Kingdom)	103,045	233,400
Veralto Corp.	1,200	114,564
Vestis Corp.	10,900	133,307
Waste Management, Inc.	4,800	1,024,032

		3,257,634

Communications Equipment — 0.1%
Arista Networks, Inc.*	3,600	1,261,728
Cisco Systems, Inc.	21,857	1,038,426
Nokia OYJ (Finland)	157,471	599,345

		2,899,499

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	5,292	228,572
Eiffage SA (France)	4,954	455,305
Ferrovial SE	3,425	133,054
Obayashi Corp. (Japan)	28,400	339,391
Quanta Services, Inc.	490	124,504
Stantec, Inc. (Canada)	1,784	149,352
Taisei Corp. (Japan)	6,600	245,538
Vinci SA (France)	13,505	1,423,486

		3,099,202

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	45,000	107,041
Cemex SAB de CV (Mexico), UTS	253,767	162,289
Heidelberg Materials AG (Germany)	10,161	1,050,385

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction Materials (cont’d.)
Holcim AG*	12,044	$1,064,594
James Hardie Industries PLC, CDI*	28,723	898,961
Martin Marietta Materials, Inc.(a)	486	263,315
Vulcan Materials Co.	7,176	1,784,528

		5,331,113

Consumer Finance — 0.1%
Ally Financial, Inc.	20,470	812,045
American Express Co.	5,407	1,251,991
Synchrony Financial(a)	7,600	358,644

		2,422,680

Consumer Staples Distribution & Retail — 0.4%
Carrefour SA (France)	24,849	352,117
Coles Group Ltd. (Australia)	46,313	524,662
Costco Wholesale Corp.	1,565	1,330,234
Dino Polska SA (Poland), 144A*	1,572	158,411
Dollar Tree, Inc.*	5,100	544,527
Endeavour Group Ltd. (Australia)	15,240	51,105
J Sainsbury PLC (United Kingdom)	23,618	76,094
Kesko OYJ (Finland) (Class B Stock)	7,935	139,593
Koninklijke Ahold Delhaize NV (Netherlands)	27,911	821,340
Kroger Co. (The)	13,300	664,069
Loblaw Cos. Ltd. (Canada)	2,529	293,375
Performance Food Group Co.*(a)	3,963	261,994
Sugi Holdings Co. Ltd. (Japan)	13,800	189,642
Target Corp.	7,300	1,080,692
Tesco PLC (United Kingdom)	392,796	1,517,281
US Foods Holding Corp.*	5,000	264,900
Wal-Mart de Mexico SAB de CV (Mexico)	51,049	174,367
Walmart, Inc.	23,246	1,573,987
Woolworths Group Ltd. (Australia)	4,390	98,564

		10,116,954

Containers & Packaging — 0.1%
Avery Dennison Corp.	2,861	625,558
Smurfit Kappa Group PLC (Ireland)	10,784	480,202
Transcontinental, Inc. (Canada) (Class A Stock)	12,719	140,573

		1,246,333

Distributors — 0.0%
D’ieteren Group (Belgium)	295	62,467
Genuine Parts Co.	800	110,656

		173,123

Diversified Consumer Services — 0.0%
Service Corp. International	1,847	131,377

Diversified REITs — 0.4%
Broadstone Net Lease, Inc.	144,271	2,289,581
Covivio SA (France)	4,096	195,864
Essential Properties Realty Trust, Inc.(a)	226,880	6,286,845
GPT Group (The) (Australia)	115,286	307,373
KDX Realty Investment Corp. (Japan)	608	591,016

	Shares	Value
COMMON STOCKS (continued)
Diversified REITs (cont’d.)
Nomura Real Estate Master Fund, Inc. (Japan)	65	$57,740
Stockland (Australia)	76,766	212,624

		9,941,043

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	89,225	1,705,090
BT Group PLC (United Kingdom)	32,882	58,295
Deutsche Telekom AG (Germany)	63,568	1,597,814
Elisa OYJ (Finland)	3,060	140,095
Hellenic Telecommunications Organization SA (Greece)	15,821	227,407
Koninklijke KPN NV (Netherlands)	209,459	802,801
Orange SA (France)	35,137	352,442
Proximus SADP (Belgium)	45,468	361,897
Swisscom AG (Switzerland)	609	342,450
Telefonica SA (Spain)	13,618	57,689
Telenor ASA (Norway)	34,036	388,691
Telkom Indonesia Persero Tbk PT (Indonesia)	1,525,200	289,768
Telstra Group Ltd. (Australia)	24,959	60,257
Verizon Communications, Inc.	29,998	1,237,118

		7,621,814

Electric Utilities — 0.5%
American Electric Power Co., Inc.	6,300	552,762
BKW AG (Switzerland)	692	110,455
Chubu Electric Power Co., Inc. (Japan)	30,600	361,488
CLP Holdings Ltd. (Hong Kong)	46,000	372,053
Constellation Energy Corp.	1,996	399,739
Duke Energy Corp.	2,500	250,575
Endesa SA (Spain)	4,391	82,502
Enel SpA (Italy)	158,131	1,097,238
Evergy, Inc.	2,800	148,316
Exelon Corp.	7,200	249,192
Iberdrola SA (Spain)	187,666	2,434,952
Kansai Electric Power Co., Inc. (The) (Japan)	38,400	644,806
NextEra Energy, Inc.	14,888	1,054,219
NRG Energy, Inc.	9,600	747,456
PG&E Corp.	77,563	1,354,250
Power Grid Corp. of India Ltd. (India)	129,031	511,002
SSE PLC (United Kingdom)	36,980	835,141
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	98,100	528,267
Verbund AG (Austria)	1,159	91,703
Xcel Energy, Inc.	5,600	299,096

		12,125,212

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	35,102	1,946,438
Acuity Brands, Inc.(a)	400	96,576
AMETEK, Inc.(a)	1,026	171,044
Eaton Corp. PLC	9,017	2,827,280
Emerson Electric Co.	2,400	264,384
GE Vernova, Inc.*	370	63,459
Legrand SA (France)	7,089	703,620
Mitsubishi Electric Corp. (Japan)	69,900	1,120,156

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Nidec Corp. (Japan)	15,900	$715,492
nVent Electric PLC	3,618	277,175
Prysmian SpA (Italy)	4,163	257,011
Schneider Electric SE	17,218	4,127,941
Siemens Energy AG (Germany)*	11,738	306,064
Vertiv Holdings Co. (Class A Stock)	8,600	744,502
Vestas Wind Systems A/S (Denmark)*	11,996	278,163

		13,899,305

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	12,000	808,440
CDW Corp.	650	145,496
Halma PLC (United Kingdom)	7,074	241,121
Hexagon AB (Sweden) (Class B Stock)	8,194	92,848
Hon Hai Precision Industry Co. Ltd. (Taiwan)	230,404	1,516,962
Ibiden Co. Ltd. (Japan)	4,600	188,289
Keyence Corp. (Japan)	6,246	2,733,738
Murata Manufacturing Co. Ltd. (Japan)	14,600	302,342
TD SYNNEX Corp.	5,600	646,240
TDK Corp. (Japan)	12,800	787,096
Yokogawa Electric Corp. (Japan)	10,800	262,290

		7,724,862

Energy Equipment & Services — 0.1%
Baker Hughes Co.	32,167	1,131,313
Halliburton Co.(a)	4,889	165,151
Schlumberger NV	21,100	995,498
Tenaris SA	6,999	107,661

		2,399,623

Entertainment — 0.3%
CTS Eventim AG & Co. KGaA (Germany)	3,239	269,645
Konami Group Corp. (Japan)	4,400	318,140
NetEase, Inc. (China), ADR	5,116	488,987
Netflix, Inc.*	4,768	3,217,828
Nintendo Co. Ltd. (Japan)	17,300	923,847
Sea Ltd. (Singapore), ADR*	10,100	721,342
Tencent Music Entertainment Group (China), ADR(a)	23,170	325,538
Toho Co. Ltd. (Japan)	1,900	55,583
Walt Disney Co. (The)	9,600	953,184
Warner Bros Discovery, Inc.*	34,100	253,704

		7,527,798

Financial Services — 0.6%
Adyen NV (Netherlands), 144A*	602	714,981
Apollo Global Management, Inc.	2,640	311,705
Berkshire Hathaway, Inc. (Class B Stock)*	7,700	3,132,360
Block, Inc.*	3,835	247,319
Corpay, Inc.*	1,068	284,526
Eurazeo SE (France)	1,684	134,280
EXOR NV (Netherlands)	4,891	510,899
Fidelity National Information Services, Inc.	10,200	768,672
Global Payments, Inc.	2,100	203,070

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
Industrivarden AB (Sweden) (Class A Stock)	2,167	$73,817
Industrivarden AB (Sweden) (Class C Stock)	6,150	207,666
Investor AB (Sweden) (Class B Stock)	44,139	1,209,544
Mastercard, Inc. (Class A Stock)	8,806	3,884,855
ORIX Corp. (Japan)	5,400	119,685
PayPal Holdings, Inc.*	13,600	789,208
Visa, Inc. (Class A Stock)(a)	11,450	3,005,281
Wise PLC (United Kingdom) (Class A Stock)*	17,930	153,779

		15,751,647

Food Products — 0.5%
Archer-Daniels-Midland Co.	7,300	441,285
Associated British Foods PLC (United Kingdom)	13,130	409,969
AVI Ltd. (South Africa)	32,163	167,077
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	7	81,766
Danone SA (France)	6,772	414,784
Freshpet, Inc.*	2,532	327,615
General Mills, Inc.	9,700	613,622
Gruma SAB de CV (Mexico) (Class B Stock)	12,875	235,832
Hershey Co. (The)	323	59,377
Hormel Foods Corp.	5,600	170,744
Ingredion, Inc.	1,800	206,460
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	52,200	184,517
Kellanova	1,800	103,824
Lamb Weston Holdings, Inc.	1,303	109,556
Mondelez International, Inc. (Class A Stock)	9,900	647,856
Mowi ASA (Norway)	11,278	187,445
Nestle SA	54,149	5,527,221
Orkla ASA (Norway)	39,967	324,099
WH Group Ltd. (Hong Kong), 144A	1,042,500	686,180
Wilmar International Ltd. (China)	182,500	416,148

		11,315,377

Gas Utilities — 0.1%
Enagas SA (Spain)	13,315	197,993
National Fuel Gas Co.	2,500	135,475
Osaka Gas Co. Ltd. (Japan)	21,600	477,367
Snam SpA (Italy)	18,704	82,597
Tokyo Gas Co. Ltd. (Japan)	23,800	512,366
UGI Corp.	15,700	359,530

		1,765,328

Ground Transportation — 0.2%
Canadian National Railway Co. (Canada)	5,019	592,894
Canadian Pacific Kansas City Ltd. (Canada)	1,875	147,619
Central Japan Railway Co. (Japan)	18,800	407,530
CSX Corp.	46,610	1,559,105
East Japan Railway Co. (Japan)	3,600	59,939

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (cont’d.)
TFI International, Inc. (Canada)(a)	2,114	$306,868
Uber Technologies, Inc.*	10,900	792,212
Union Pacific Corp.	6,093	1,378,602
West Japan Railway Co. (Japan)	20,100	375,056

		5,619,825

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	14,785	1,536,309
Alcon, Inc. (Switzerland)	6,467	574,864
Becton, Dickinson & Co.	4,000	934,840
Boston Scientific Corp.*	20,792	1,601,192
Cochlear Ltd. (Australia)	2,484	548,318
ConvaTec Group PLC (United Kingdom), 144A	111,573	330,559
Demant A/S (Denmark)*	13,725	594,439
EssilorLuxottica SA (France)	1,964	422,032
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	29,850	546,352
Hoya Corp. (Japan)	4,800	561,309
IDEXX Laboratories, Inc.*	200	97,440
Intuitive Surgical, Inc.*	500	222,425
Medtronic PLC.	19,765	1,555,703
Olympus Corp. (Japan)	31,500	508,483
Sonova Holding AG (Switzerland)	179	55,144
Stryker Corp.	2,697	917,654
Terumo Corp. (Japan)	6,100	101,170
Zimmer Biomet Holdings, Inc.	4,900	531,797

		11,640,030

Health Care Providers & Services — 0.4%
Apollo Hospitals Enterprise Ltd. (India)	7,776	575,767
Centene Corp.*	20,282	1,344,697
Cigna Group (The)	4,679	1,546,737
Elevance Health, Inc.	2,300	1,246,278
Fresenius Medical Care AG (Germany) .	13,433	513,366
Fresenius SE & Co. KGaA (Germany)*	12,052	360,045
McKesson Corp.	1,800	1,051,272
Molina Healthcare, Inc.*	932	277,084
Odontoprev SA (Brazil)	56,300	115,216
Ramsay Health Care Ltd. (Australia)	8,030	253,524
Tenet Healthcare Corp.*	500	66,515
UnitedHealth Group, Inc.	6,019	3,065,236

		10,415,737

Health Care REITs — 1.1%
Alexandria Real Estate Equities, Inc.(a)	43,789	5,121,999
American Healthcare REIT, Inc.(a)	231,070	3,375,933
CareTrust REIT, Inc.	132,253	3,319,550
Healthpeak Properties, Inc.	99,764	1,955,375
Sila Realty Trust, Inc.*	112,940	2,390,940
Ventas, Inc.	8,500	435,710
Welltower, Inc.	110,381	11,507,219

		28,106,726

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	3,057	290,331

Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.(a)	280,286	5,039,542

	Shares	Value
COMMON STOCKS (continued)
Hotel & Resort REITs (cont’d.)
Park Hotels & Resorts, Inc.(a)	29,700	$444,906

		5,484,448

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	8,852	362,215
Airbnb, Inc. (Class A Stock)*	4,073	617,589
Amadeus IT Group SA (Spain)	4,318	287,339
Aristocrat Leisure Ltd. (Australia)	27,091	897,133
Chipotle Mexican Grill, Inc.*(a)	18,500	1,159,025
Compass Group PLC (United Kingdom)	56,178	1,530,476
Darden Restaurants, Inc.(a)	4,302	650,979
Evolution AB (Sweden), 144A	2,053	213,695
Flutter Entertainment PLC (United Kingdom)*	946	172,076
Genting Singapore Ltd. (Singapore)	386,100	245,422
Hilton Worldwide Holdings, Inc.	5,000	1,091,000
Indian Hotels Co. Ltd. (India)	42,260	316,151
InterContinental Hotels Group PLC (United Kingdom)	3,702	388,993
J D Wetherspoon PLC (United Kingdom)*	15,875	146,293
La Francaise des Jeux SAEM (France), 144A	11,769	400,853
Lottery Corp. Ltd. (The) (Australia)	18,260	61,544
Marriott International, Inc. (Class A Stock)	5,090	1,230,609
McDonald’s Corp.	7,909	2,015,530
Meituan (China) (Class B Stock), 144A*	40,678	578,209
MGM Resorts International*	2,000	88,880
Oriental Land Co. Ltd. (Japan)	4,400	122,954
Sodexo SA (France)	8,700	783,704
Texas Roadhouse, Inc.	3,146	540,200
Trip.com Group Ltd. (China), ADR*(a)	10,458	491,526
Whitbread PLC (United Kingdom)	11,008	413,125

		14,805,520

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	30,921	183,644
Berkeley Group Holdings PLC (United Kingdom)	6,218	359,273
Lennar Corp. (Class A Stock)	6,168	924,398
Midea Group Co. Ltd. (China) (Class A Stock)	13,600	120,007
Panasonic Holdings Corp. (Japan)	19,300	158,656
SEB SA (France)	2,446	251,042
Sekisui Chemical Co. Ltd. (Japan)	19,800	274,876
Sekisui House Ltd. (Japan)	3,000	66,676
Sony Group Corp. (Japan)	15,700	1,337,972
Toll Brothers, Inc.(a)	2,383	274,474

		3,951,018

Household Products — 0.2%
Colgate-Palmolive Co.	12,400	1,203,296
Essity AB (Sweden) (Class B Stock)	28,345	724,635
Henkel AG & Co. KGaA (Germany)	1,989	156,489

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products (cont’d.)
Kimberly-Clark Corp.	700	$96,740
Procter & Gamble Co. (The)	10,150	1,673,938
Reckitt Benckiser Group PLC (United Kingdom)	14,858	803,807

		4,658,905

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	36,200	636,034
Electric Power Development Co. Ltd. (Japan)	8,600	134,455
RWE AG (Germany)	5,591	191,801
Vistra Corp.	1,180	101,457

		1,063,747

Industrial Conglomerates — 0.3%
3M Co.	9,400	960,586
CK Hutchison Holdings Ltd. (United Kingdom)	39,000	186,033
Hitachi Ltd. (Japan)	85,000	1,913,888
Honeywell International, Inc.	2,300	491,142
Siemens AG (Germany)	12,475	2,321,915
Smiths Group PLC (United Kingdom)	15,399	331,334

		6,204,898

Industrial REITs — 1.1%
Americold Realty Trust, Inc.	76,906	1,964,179
First Industrial Realty Trust, Inc.	61,741	2,933,315
Goodman Group (Australia)	40,988	945,589
Prologis, Inc.(a)	152,868	17,168,605
STAG Industrial, Inc.(a)	86,852	3,131,883

		26,143,571

Insurance — 1.2%
Admiral Group PLC (United Kingdom)	2,198	72,633
Ageas SA/NV (Belgium)	10,141	462,701
AIA Group Ltd. (Hong Kong)	101,400	686,047
Allianz SE (Germany)	7,346	2,040,211
Allstate Corp. (The)	5,200	830,232
Assicurazioni Generali SpA (Italy)	15,588	388,047
Assurant, Inc.	4,000	665,000
Aviva PLC (United Kingdom)	104,572	629,869
AXA SA (France)	50,898	1,667,990
Beazley PLC (United Kingdom)	17,258	154,141
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	169,400	412,236
Chubb Ltd.	5,004	1,276,420
Dai-ichi Life Holdings, Inc. (Japan)	26,200	701,632
DB Insurance Co. Ltd. (South Korea)	3,906	323,624
Fairfax Financial Holdings Ltd. (Canada)	446	507,381
Fidelity National Financial, Inc.	4,100	202,622
Hannover Rueck SE (Germany)	2,231	564,752
iA Financial Corp., Inc. (Canada)	2,957	185,692
Insurance Australia Group Ltd. (Australia)	60,749	287,983
Japan Post Holdings Co. Ltd. (Japan)	67,500	670,932
Manulife Financial Corp. (Canada)	16,503	439,461
Markel Group, Inc.*	139	219,017

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.	9,750	$2,054,520
Medibank Private Ltd. (Australia)	184,521	457,302
MetLife, Inc.	24,069	1,689,403
MS&AD Insurance Group Holdings, Inc. (Japan)	19,000	424,194
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,958	1,478,868
NN Group NV (Netherlands)	1,867	86,775
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	76,000	344,324
Progressive Corp. (The)	6,438	1,337,237
Prudential PLC (Hong Kong)	6,237	56,551
QBE Insurance Group Ltd. (Australia)	15,920	183,774
RenaissanceRe Holdings Ltd. (Bermuda)	725	162,045
Sampo OYJ (Finland) (Class A Stock)	10,409	448,880
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,899	534,166
Sompo Holdings, Inc. (Japan)	26,200	561,301
Suncorp Group Ltd. (Australia)	10,481	121,202
Swiss Re AG	5,630	697,991
T&D Holdings, Inc. (Japan)	20,100	351,088
Talanx AG (Germany)	4,516	359,879
Tokio Marine Holdings, Inc. (Japan)	36,800	1,382,909
Travelers Cos., Inc. (The)	6,700	1,362,378
Zurich Insurance Group AG (Switzerland)	3,142	1,673,731

		29,157,141

Interactive Media & Services — 1.1%
Alphabet, Inc. (Class A Stock)	57,205	10,419,891
Alphabet, Inc. (Class C Stock)	26,400	4,842,288
Auto Trader Group PLC (United Kingdom), 144A	37,788	380,343
Kanzhun Ltd. (China), ADR(a)	7,682	144,498
Meta Platforms, Inc. (Class A Stock)	16,477	8,308,033
Pinterest, Inc. (Class A Stock)*	12,000	528,840
REA Group Ltd. (Australia)	2,155	281,389
Scout24 SE (Germany), 144A	5,960	455,366
Tencent Holdings Ltd. (China)	16,300	773,277

		26,133,925

IT Services — 0.3%
Accenture PLC (Class A Stock)	1,100	333,751
Capgemini SE (France)	1,047	207,974
CGI, Inc. (Canada)*	2,678	267,301
Cognizant Technology Solutions Corp. (Class A Stock)	11,700	795,600
Fujitsu Ltd. (Japan)	15,400	241,526
Globant SA*	2,535	451,889
International Business Machines Corp.	10,128	1,751,638
NEC Corp. (Japan)	8,700	717,372
NTT Data Group Corp. (Japan)	9,600	141,821
SCSK Corp. (Japan)	6,800	136,044
Snowflake, Inc. (Class A Stock)*	1,300	175,617
Tata Consultancy Services Ltd. (India)	16,924	790,575
TIS, Inc. (Japan)	7,000	135,996

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
Twilio, Inc. (Class A Stock)*	2,000	$113,620
Wix.com Ltd. (Israel)*	4,600	731,722

		6,992,446

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	27,400	536,803
Sankyo Co. Ltd. (Japan)	45,200	491,493
Shimano, Inc. (Japan)	2,900	448,177

		1,476,473

Life Sciences Tools & Services — 0.2%
Avantor, Inc.*	4,900	103,880
Danaher Corp.	6,665	1,665,250
Illumina, Inc.*	5,100	532,338
Lonza Group AG (Switzerland)	600	326,643
Medpace Holdings, Inc.*	700	288,295
QIAGEN NV*	5,876	241,445
Thermo Fisher Scientific, Inc.	3,000	1,659,000

		4,816,851

Machinery — 0.8%
Alfa Laval AB (Sweden)	9,427	412,824
Allison Transmission Holdings, Inc.	8,800	667,920
Atlas Copco AB (Sweden) (Class A Stock)	119,450	2,242,824
Atlas Copco AB (Sweden) (Class B Stock)	25,430	410,626
Caterpillar, Inc.	3,108	1,035,275
Cummins, Inc.	1,300	360,009
Daimler Truck Holding AG (Germany)	15,736	627,601
Deere & Co.	2,730	1,020,010
Donaldson Co., Inc.	6,200	443,672
Doosan Bobcat, Inc. (South Korea)	6,303	233,351
Epiroc AB (Sweden) (Class B Stock)	7,920	145,378
FANUC Corp. (Japan)	25,300	694,554
Flowserve Corp.	14,400	692,640
Fortive Corp.	5,225	387,173
GEA Group AG (Germany)	12,141	504,743
Hitachi Construction Machinery Co. Ltd. (Japan)	5,200	139,438
Indutrade AB (Sweden)	8,779	225,486
ITT, Inc.	5,100	658,818
Knorr-Bremse AG (Germany)	4,105	313,765
Komatsu Ltd. (Japan)	17,300	505,325
Kone OYJ (Finland) (Class B Stock)	5,351	265,310
Mitsubishi Heavy Industries Ltd. (Japan)	13,700	147,482
OSG Corp. (Japan)	16,200	198,394
Otis Worldwide Corp.(a)	6,172	594,117
Parker-Hannifin Corp.	1,813	917,034
Rational AG (Germany)	414	343,256
Sandvik AB (Sweden)	3,180	63,900
Schindler Holding AG (Switzerland)	400	99,715
Schindler Holding AG (Switzerland) (Part. Cert.)	1,656	415,497
SKF AB (Sweden) (Class B Stock)	17,658	354,877
SMC Corp. (Japan)	400	190,583

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Techtronic Industries Co. Ltd. (Hong Kong)	78,370	$893,409
Toyota Industries Corp. (Japan)	5,800	493,379
Trelleborg AB (Sweden) (Class B Stock)	13,053	507,973
VAT Group AG (Switzerland), 144A	343	193,677
Volvo AB (Sweden) (Class A Stock)	3,315	86,665
Volvo AB (Sweden) (Class B Stock)	42,290	1,086,618
Wartsila OYJ Abp (Finland)	27,628	535,604
Westinghouse Air Brake Technologies Corp.	1,200	189,660

		19,298,582

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	50	84,841
Kawasaki Kisen Kaisha Ltd. (Japan)	26,400	384,988
Kirby Corp.*	2,797	334,885
Mitsui OSK Lines Ltd. (Japan)	11,700	351,780
SITC International Holdings Co. Ltd. (China)	24,000	65,078

		1,221,572

Media — 0.1%
Comcast Corp. (Class A Stock)	27,200	1,065,152
Informa PLC (United Kingdom)	30,866	333,104
Publicis Groupe SA (France)	7,977	847,309
Vivendi SE (France)	18,837	196,877
WPP PLC (United Kingdom)	19,278	176,523

		2,618,965

Metals & Mining — 0.6%
Agnico Eagle Mines Ltd. (Canada)(a)	7,788	509,335
Anglo American PLC (South Africa)	7,339	231,916
Antofagasta PLC (Chile)	11,310	300,575
APL Apollo Tubes Ltd. (India)	8,708	162,174
ArcelorMittal SA (Luxembourg)	5,370	123,023
Barrick Gold Corp. (Canada)(a)	8,956	149,386
BHP Group Ltd. (Australia)	85,163	2,434,126
BlueScope Steel Ltd. (Australia)	41,379	561,705
Boliden AB (Sweden)	11,021	354,445
Fortescue Ltd. (Australia)	67,310	958,256
Freeport-McMoRan, Inc.	16,200	787,320
Glencore PLC (Australia)	429,926	2,446,397
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	18,570	239,582
JFE Holdings, Inc. (Japan)	27,500	396,897
Lundin Mining Corp. (Chile)	42,102	468,706
Nippon Steel Corp. (Japan)	17,800	377,332
Norsk Hydro ASA (Norway)	27,823	173,462
Northern Star Resources Ltd. (Australia)	52,344	454,559
Nucor Corp.	3,500	553,280
Pilbara Minerals Ltd. (Australia)	84,571	172,084
Rio Tinto Ltd. (Australia)	6,036	478,123
Rio Tinto PLC (Australia)	31,278	2,052,409
Sumitomo Metal Mining Co. Ltd. (Japan)	6,100	185,339

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Vale SA (Brazil)	44,200	$492,833
voestalpine AG (Austria)	13,905	375,919

		15,439,183

Multi-Utilities — 0.2%
CenterPoint Energy, Inc.	4,169	129,155
Centrica PLC (United Kingdom)	381,946	651,025
CMS Energy Corp.	8,500	506,005
DTE Energy Co.	2,500	277,525
E.ON SE (Germany)	94,290	1,239,224
Engie SA (France)	52,542	752,420
National Grid PLC (United Kingdom)	55,325	617,767
National Grid PLC (United Kingdom), ADR	9,880	561,184
NiSource, Inc.(a)	26,785	771,676
Sembcorp Industries Ltd. (Singapore)	69,500	245,654

		5,751,635

Office REITs — 0.2%
Dexus (Australia)	37,344	161,098
Gecina SA (France)	2,516	232,255
Japan Real Estate Investment Corp. (Japan)	42	132,754
Kilroy Realty Corp.	19,375	603,919
Nippon Building Fund, Inc. (Japan)	37	129,789
SL Green Realty Corp.(a)	78,618	4,452,923

		5,712,738

Oil, Gas & Consumable Fuels — 1.2%
Ampol Ltd. (Australia)	10,684	229,797
Antero Resources Corp.*	14,900	486,187
ARC Resources Ltd. (Canada)(a)	26,060	464,986
BP PLC	242,313	1,458,912
Cameco Corp. (Canada)	2,969	146,075
Cenovus Energy, Inc. (Canada)	8,773	172,440
Cheniere Energy, Inc.	6,709	1,172,934
Chevron Corp.	9,300	1,454,706
ConocoPhillips	11,540	1,319,945
Diamondback Energy, Inc.	4,660	932,885
ENEOS Holdings, Inc. (Japan)	98,400	507,100
Eni SpA (Italy)	63,797	979,581
Equinor ASA (Norway)	8,824	252,753
Exxon Mobil Corp.	41,492	4,776,559
Galp Energia SGPS SA (Portugal)	7,204	152,155
Harbour Energy PLC (United Kingdom)	78,783	309,325
HF Sinclair Corp.	2,400	128,016
Idemitsu Kosan Co. Ltd. (Japan)	80,400	522,565
Inpex Corp. (Japan)	39,000	572,734
LUKOIL PJSC (Russia)^	7,425	—
Marathon Oil Corp.	21,700	622,139
Pembina Pipeline Corp. (Canada)	13,454	499,196
PetroChina Co. Ltd. (China) (Class H Stock)	582,000	587,678
Petroleo Brasileiro SA (Brazil), ADR	29,502	427,484
Phillips 66	3,900	550,563
Repsol SA (Spain)(a)	39,742	630,255
Shell PLC.	104,481	3,747,525
Shell PLC, ADR	13,470	972,265

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Suncor Energy, Inc. (Canada)	9,469	$360,958
TotalEnergies SE (France)	60,643	4,060,277
TotalEnergies SE (France), ADR(a)	2,881	192,105
Valero Energy Corp.	1,049	164,441
Williams Cos., Inc. (The)	20,034	851,445

		29,705,986

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	15,007	287,639
UPM-Kymmene OYJ (Finland)	11,868	416,834

		704,473

Passenger Airlines — 0.1%
Air Canada (Canada)*	17,996	235,465
ANA Holdings, Inc. (Japan)	6,400	118,293
Delta Air Lines, Inc.(a)	8,521	404,236
Japan Airlines Co. Ltd. (Japan)	18,900	298,620
Singapore Airlines Ltd. (Singapore)	71,100	361,257

		1,417,871

Personal Care Products — 0.3%
Amorepacific Corp. (South Korea)	1,815	219,708
Haleon PLC	102,150	415,619
Kao Corp. (Japan)	8,600	348,188
L’Oreal SA (France)	6,615	2,911,695
Unilever PLC (United Kingdom)	45,159	2,478,658
Unilever PLC (United Kingdom), ADR(a)	13,990	769,310

		7,143,178

Pharmaceuticals — 2.0%
AstraZeneca PLC (United Kingdom)	30,954	4,817,466
AstraZeneca PLC (United Kingdom), ADR	7,456	581,493
Bayer AG (Germany)	5,642	159,037
Bristol-Myers Squibb Co.	12,887	535,197
Chugai Pharmaceutical Co. Ltd. (Japan)	25,400	904,452
Daiichi Sankyo Co. Ltd. (Japan)	34,700	1,205,955
Eisai Co. Ltd. (Japan)	3,400	139,956
Elanco Animal Health, Inc.*	33,500	483,405
Eli Lilly & Co.	6,407	5,800,770
GSK PLC	81,026	1,558,472
Hikma Pharmaceuticals PLC (Jordan)	18,887	450,002
Ipsen SA (France)	3,501	430,129
Johnson & Johnson	14,600	2,133,936
Kyowa Kirin Co. Ltd. (Japan)	15,600	267,394
Merck & Co., Inc.	17,800	2,203,640
Merck KGaA (Germany)	2,876	475,620
Novartis AG (Switzerland)	39,795	4,237,040
Novo Nordisk A/S (Denmark), ADR	6,038	861,864
Novo Nordisk A/S (Denmark) (Class B Stock)	75,319	10,777,009
Ono Pharmaceutical Co. Ltd. (Japan)	26,500	362,078
Orion OYJ (Finland) (Class B Stock)	5,560	237,131
Otsuka Holdings Co. Ltd. (Japan)	5,900	249,256
Pfizer, Inc.	5,600	156,688
Roche Holding AG	16,018	4,437,928

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Sanofi SA	25,747	$2,483,121
Sanofi SA, ADR	13,920	675,398
Santen Pharmaceutical Co. Ltd. (Japan)	39,700	406,151
Shionogi & Co. Ltd. (Japan)	15,100	588,123
Sun Pharmaceutical Industries Ltd. (India)	27,766	505,610
Takeda Pharmaceutical Co. Ltd. (Japan)	16,900	438,356
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	22,300	362,375
UCB SA (Belgium)	396	58,801

		48,983,853

Professional Services — 0.3%
Automatic Data Processing, Inc.	4,600	1,097,974
Bureau Veritas SA (France)	9,097	252,797
Computershare Ltd. (Australia)	15,298	267,560
Dun & Bradstreet Holdings, Inc.	65,500	606,530
Experian PLC	11,284	524,218
Intertek Group PLC (United Kingdom)	2,982	180,262
Recruit Holdings Co. Ltd. (Japan)	27,100	1,458,174
RELX PLC (United Kingdom)	25,406	1,164,075
Wolters Kluwer NV (Netherlands)	8,990	1,484,593

		7,036,183

Real Estate Management & Development — 0.1%
Daito Trust Construction Co. Ltd. (Japan)	3,000	310,534
Daiwa House Industry Co. Ltd. (Japan)	4,500	114,569
Emaar Properties PJSC (United Arab Emirates)	81,002	180,996
Henderson Land Development Co. Ltd. (Hong Kong)	24,000	64,348
Hulic Co. Ltd. (Japan)	37,900	336,867
Jones Lang LaSalle, Inc.*	3,200	656,896
KE Holdings, Inc. (China), ADR(a)	28,431	402,299
Mitsubishi Estate Co. Ltd. (Japan)	11,700	184,198
Mitsui Fudosan Co. Ltd. (Japan)	28,000	257,710
Nomura Real Estate Holdings, Inc. (Japan)	18,300	460,673
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	22,000	194,229
Swiss Prime Site AG (Switzerland)	1,467	138,918
Vonovia SE (Germany)	11,401	324,454

		3,626,691

Residential REITs — 1.2%
American Homes 4 Rent (Class A Stock)	136,268	5,063,719
AvalonBay Communities, Inc.	1,819	376,333
Equity Residential	133,914	9,285,597
Essex Property Trust, Inc.	6,491	1,766,850
Mid-America Apartment Communities, Inc.	36,062	5,142,802
Veris Residential, Inc.	485,315	7,279,725

		28,915,026

	Shares	Value
COMMON STOCKS (continued)
Retail REITs — 1.2%
Agree Realty Corp.(a)	41,445	$2,567,103
Brixmor Property Group, Inc.	141,786	3,273,839
CapitaLand Integrated Commercial Trust (Singapore)	49,400	71,924
InvenTrust Properties Corp.	50,204	1,243,051
Kimco Realty Corp.(a)	6,200	120,652
Kite Realty Group Trust	144,730	3,239,057
Klepierre SA (France)	19,168	511,747
NNN REIT, Inc.(a)	126,473	5,387,750
Realty Income Corp.(a)	17,353	916,586
Regency Centers Corp.(a)	34,590	2,151,498
Scentre Group (Australia)	208,392	431,934
Simon Property Group, Inc.	53,218	8,078,492
Unibail-Rodamco-Westfield (France)	3,974	314,054
Vicinity Ltd. (Australia)	190,945	234,783

		28,542,470

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.*	10,873	1,763,709
Advantest Corp. (Japan)	12,029	487,487
Analog Devices, Inc.	7,865	1,795,265
Applied Materials, Inc.	7,099	1,675,293
ASM International NV (Netherlands)	3,765	2,877,875
ASML Holding NV (Netherlands) (SGMX)	9,611	9,795,208
ASML Holding NV (Netherlands) (XNGS)	477	487,842
Broadcom, Inc.	2,437	3,912,677
Disco Corp. (Japan)	4,426	1,685,862
Infineon Technologies AG (Germany)	12,575	461,506
Intel Corp.	45,607	1,412,449
Lam Research Corp.	2,058	2,191,461
Lasertec Corp. (Japan)	800	179,584
Marvell Technology, Inc.	5,206	363,899
Micron Technology, Inc.	5,146	676,853
Monolithic Power Systems, Inc.	1,100	903,848
Novatek Microelectronics Corp. (Taiwan)	12,000	223,798
NVIDIA Corp.	179,962	22,232,506
NXP Semiconductors NV (China)	5,680	1,528,431
QUALCOMM, Inc.	9,500	1,892,210
Renesas Electronics Corp. (Japan)	49,900	946,336
Rohm Co. Ltd. (Japan)	16,200	216,556
SCREEN Holdings Co. Ltd. (Japan)	1,800	163,186
STMicroelectronics NV (Singapore)	1,343	52,603
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	25,649	4,458,053
Teradyne, Inc.	5,000	741,450
Texas Instruments, Inc.	1,000	194,530
Tokyo Electron Ltd. (Japan)	7,900	1,729,313
Universal Display Corp.	168	35,322

		65,085,112

Software — 1.9%
Adobe, Inc.*	1,200	666,648
Autodesk, Inc.*	4,000	989,800
Cadence Design Systems, Inc.*	3,400	1,046,350

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Check Point Software Technologies Ltd. (Israel)*(a)	4,987	$822,855
Constellation Software, Inc. (Canada)	162	466,784
Crowdstrike Holdings, Inc. (Class A Stock)*	2,800	1,072,932
CyberArk Software Ltd.*	5,236	1,431,627
Dassault Systemes SE (France)	19,578	736,152
DocuSign, Inc.*	3,500	187,250
Elastic NV*	1,700	193,647
Gitlab, Inc. (Class A Stock)*	3,700	183,964
Informatica, Inc. (Class A Stock)*(a)	2,600	80,288
Intuit, Inc.	2,502	1,644,339
Microsoft Corp.	58,269	26,043,330
MicroStrategy, Inc. (Class A Stock)*	20	27,550
Monday.com Ltd.*	3,549	854,457
Nemetschek SE (Germany)	4,903	478,665
Nice Ltd. (Israel)*	2,688	462,435
Oracle Corp.	9,175	1,295,510
RingCentral, Inc. (Class A Stock)*	2,700	76,140
Riot Platforms, Inc.*	2,816	25,738
Salesforce, Inc.	9,917	2,549,661
SAP SE (Germany)	13,588	2,729,497
ServiceNow, Inc.*	1,500	1,180,005
WiseTech Global Ltd. (Australia)	935	62,158
Xero Ltd. (New Zealand)*	5,372	485,825
Zoom Video Communications, Inc. (Class A Stock)*	12,000	710,280

		46,503,887

Specialized REITs — 1.9%
Digital Realty Trust, Inc.(a)	70,269	10,684,402
EPR Properties	63	2,645
Equinix, Inc.	16,189	12,248,597
Extra Space Storage, Inc.	15,142	2,353,218
Gaming & Leisure Properties, Inc.	4,359	197,070
Iron Mountain, Inc.(a)	90,030	8,068,489
Public Storage	38,023	10,937,316
SBA Communications Corp.	2,200	431,860
VICI Properties, Inc.	79,755	2,284,183

		47,207,780

Specialty Retail — 0.5%
AutoZone, Inc.*	294	871,445
Avolta AG (Switzerland)*	5,456	212,113
Fast Retailing Co. Ltd. (Japan)	2,300	581,765
Gap, Inc. (The)(a)	8,900	212,621
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)(a)	23,384	370,405
Home Depot, Inc. (The)	4,600	1,583,504
Industria de Diseno Textil SA (Spain)	51,443	2,552,775
Lowe’s Cos., Inc.	11,327	2,497,150
Petco Health & Wellness Co., Inc.*	53,500	202,230
Ross Stores, Inc.	3,783	549,746
TJX Cos., Inc. (The)	11,867	1,306,557
Ulta Beauty, Inc.*	1,700	655,979
USS Co. Ltd. (Japan)	16,800	141,470
Zalando SE (Germany), 144A*	9,182	215,544

		11,953,304

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	105,228	$22,163,121
Brother Industries Ltd. (Japan)	19,100	337,386
Canon, Inc. (Japan)	22,000	596,809
Dell Technologies, Inc. (Class C Stock)	6,589	908,689
FUJIFILM Holdings Corp. (Japan)	11,200	262,715
Hewlett Packard Enterprise Co.	43,900	929,363
HP, Inc.	2,100	73,542
Logitech International SA (Switzerland)	8,793	846,246
Pure Storage, Inc. (Class A Stock)*	11,000	706,310
Ricoh Co. Ltd. (Japan)	16,200	138,852
Samsung Electronics Co. Ltd. (South Korea)	33,170	1,952,181
Seagate Technology Holdings PLC(a)	3,672	379,207
Seiko Epson Corp. (Japan)	3,600	56,279

		29,350,700

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	7,875	1,880,287
Asics Corp. (Japan)	38,800	598,225
Brunello Cucinelli SpA (Italy)	10,004	998,460
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	10,689	1,670,508
Deckers Outdoor Corp.*	900	871,155
Hermes International SCA (France)	1,341	3,097,207
LVMH Moet Hennessy Louis Vuitton SE (France)	6,037	4,635,155
Moncler SpA (Italy)	12,596	772,688
Pandora A/S (Denmark)	4,061	611,233
Puma SE (Germany)	3,101	142,429
Ralph Lauren Corp.	1,505	263,465
Skechers USA, Inc. (Class A Stock)*	1,600	110,592

		15,651,404

Tobacco — 0.1%
Altria Group, Inc.	13,000	592,150
British American Tobacco PLC (United Kingdom)	45,282	1,391,049
Imperial Brands PLC (United Kingdom)	32,368	828,259
Japan Tobacco, Inc. (Japan)	14,900	403,484
Philip Morris International, Inc.	1,200	121,596

		3,336,538

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)	6,100	568,520
Brenntag SE (Germany)	1,388	93,634
Bunzl PLC (United Kingdom)	2,689	102,166
Ferguson PLC	4,337	839,860
Finning International, Inc. (Canada)	8,946	262,289
ITOCHU Corp. (Japan)	8,600	422,761
Marubeni Corp. (Japan)	22,400	415,354
Mitsubishi Corp. (Japan)	33,500	658,539
Mitsui & Co. Ltd. (Japan)	29,600	675,076
Reece Ltd. (Australia)	19,662	328,358
Rexel SA (France)	12,741	329,591
Seven Group Holdings Ltd. (Australia)	3,407	85,114
Sumitomo Corp. (Japan)	3,000	75,366
Toyota Tsusho Corp. (Japan)	34,800	680,101
United Rentals, Inc.	700	452,711

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Watsco, Inc.(a)	308	$142,678
WESCO International, Inc.	600	95,112

		6,227,230

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	5,587	1,131,352
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	22,425	352,426

		1,483,778

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	42,700	1,131,187
SoftBank Corp. (Japan)	29,600	362,009
SoftBank Group Corp. (Japan)	9,200	591,755
Tele2 AB (Sweden) (Class B Stock)	36,875	372,231
T-Mobile US, Inc.	2,000	352,360
Vodafone Group PLC (United Kingdom)	405,336	358,657

		3,168,199

TOTAL COMMON STOCKS (cost $792,534,400)		903,410,128

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	972	85,828
Porsche Automobil Holding SE (Germany) (PRFC)	2,752	124,203
Volkswagen AG (Germany) (PRFC)	1,875	211,713

		421,744

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	7,269	647,209

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	46,104	152,083

TOTAL PREFERRED STOCKS (cost $1,229,900)		1,221,036

UNAFFILIATED EXCHANGE-TRADED FUNDS — 8.5%
Energy Select Sector SPDR Fund	125,500	11,439,325
Invesco Preferred ETF(a)	473,000	5,463,150
iShares 0-3 Month Treasury Bond ETF	223,700	22,528,827
iShares Core MSCI EAFE ETF	557,100	40,467,744
iShares Core S&P 500 ETF	96,250	52,670,887
iShares Gold Trust*(a)	26,800	1,177,324
iShares iBoxx High Yield Corporate Bond ETF(a)	18,800	1,450,232
iShares JP Morgan USD Emerging Markets Bond ETF(a)	62,200	5,503,456
iShares MSCI EAFE ETF(a)	55,811	4,371,676
iShares Russell 1000 Growth ETF	22,400	8,165,024
iShares Russell 1000 Value ETF	59,400	10,363,518
Vanguard Real Estate ETF(a)	239,600	20,068,896
Vanguard Short-Term Corporate Bond ETF(a)	122,200	9,443,005

	Shares	Value
UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
Vanguard Total Bond Market ETF	208,700	$15,036,835

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $192,350,167)		208,149,899

UNAFFILIATED FUNDS — 4.8%
AQR Diversified Arbitrage Fund, (Institutional Shares)	1,387,474	16,691,314
Calamos Market Neutral Income Fund, (R6 Shares)	1,875,870	27,368,947
JPMorgan Hedged Equity Fund, (Institutional Shares)	390,111	12,163,659
Merger Fund (The), (Institutional Shares)	1,413,462	24,127,801
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*	1,406,117	15,031,389
Victory Market Neutral Income Fund, (Institutional Shares)	1,573,857	13,330,565
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)	890,377	8,601,042

TOTAL UNAFFILIATED FUNDS (cost $114,979,593)		117,314,717

	Units
WARRANTS* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	309	—

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 2.5%
Collateralized Loan Obligations — 2.5%
AGL CLO Ltd. (Cayman Islands),
Series 2020-06A, Class ER, 144A, 3 Month SOFR + 6.762% (Cap N/A, Floor 6.500%)
12.086%(c)	07/20/34		210	211,037
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	10/20/34		2,000	2,001,854
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	10/17/32		1,500	1,500,000
Series 2021-04A, Class E, 144A, 3 Month SOFR + 6.762% (Cap N/A, Floor 6.500%)
12.086%(c)	10/20/34		300	284,107
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.760%(c)	10/15/34		3,875	3,878,576
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)
5.606%(c)	07/15/34	EUR	2,500	2,655,551

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.896%(c)	10/15/35	EUR	1,500	$1,599,603
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.691%(c)	08/26/32	EUR	1,999	2,134,551
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/34		2,500	2,502,513
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class SUB, 144A
0.000%(cc)	04/20/34		650	481,585
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.615%(c)	04/25/31		1,282	1,282,047
Invesco Euro CLO (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.556%(c)	07/15/34	EUR	1,000	1,066,768
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/34		1,500	1,502,027
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.834%(c)	04/18/37		1,500	1,501,280
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.800%(c)	10/15/34		3,750	3,758,469
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.819%(c)	10/17/34		3,750	3,757,379
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
5.201%(c)	07/20/38	EUR	2,500	2,678,213
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.810%(c)	07/15/34		2,750	2,750,687
Ocean Trails CLO Ltd. (United Kingdom),
Series 2023-14A, Class D, 144A, 3 Month SOFR + 5.820% (Cap N/A, Floor 5.820%)
11.145%(c)	01/20/35		110	111,653
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.841%(c)	10/30/30		67	67,264
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.770%(c)	10/15/34		2,000	2,009,780

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.790%(c)	07/15/34		2,500	$2,502,365
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	10/20/34		2,000	2,001,822
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.666%(c)	01/20/32		2,500	2,502,192
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.738%(c)	01/17/32	EUR	1,992	2,125,984
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	10/29/34		1,000	1,001,460
Series 2019-01A, Class ASNR, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.808%(c)	08/16/34		2,750	2,751,650
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.872%(c)	07/25/34	EUR	1,250	1,334,400
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.896%(c)	07/15/34	EUR	2,500	2,666,891
Trinitas CLO Ltd. (Cayman Islands),
Series 2024-27A, Class D1, 144A, 3 Month SOFR + 4.300% (Cap N/A, Floor 4.300%)
9.545%(c)	04/18/37		100	102,636
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
7.578%(c)	04/25/37		1,000	1,010,274
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	10/20/34		2,750	2,751,181
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.539%(c)	04/15/33		2,000	2,000,000
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.800%(c)	10/15/34		1,000	1,003,717

				61,489,516

Other — 0.0%
Sunnova Helios II Issuer LLC,
Series 2019-AA, Class C, 144A
5.320%	06/20/46		192	154,182

TOTAL ASSET-BACKED SECURITIES (cost $62,755,173)				61,643,698

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0%
BANK,
Series 2021-BN32, Class XA
0.879%(cc)	04/15/54	1,072	$38,694
Credit Suisse Mortgage Trust,
Series 2017-CHOP, Class F, 144A, Prime + 1.294% (Cap N/A, Floor 4.350%)
9.794%(c)	07/15/32	410	400,004
GS Mortgage Securities Corp. Trust,
Series 2018-LUAU, Class G, 144A, 1 Month SOFR + 4.747% (Cap N/A, Floor 4.700%)
10.076%(c)	11/15/32	110	108,282
Series 2018-SRP05, Class C, 144A, 1 Month SOFR + 4.297% (Cap N/A, Floor 3.750%)
9.626%(c)	09/15/31	481	90,816
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHMZ, Class M, 144A, 1 Month SOFR + 8.622% (Cap N/A, Floor 8.208%)
13.951%(c)	06/15/35	1,000	2,500
Series 2020-MKST, Class H, 144A, 1 Month SOFR + 7.364% (Cap N/A, Floor 6.750%)
12.693%(c)	12/15/36	210	1,029
Med Trust,
Series 2021-MDLN, Class E, 144A, 1 Month SOFR + 3.264% (Cap N/A, Floor 3.150%)
8.593%(c)	11/15/38	109	109,406

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,325,868)			750,731

CORPORATE BONDS — 1.5%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	04/15/27	862	863,077

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
6.200%	02/14/59	92	91,777
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.540%	08/15/47	30	23,049
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	10	9,634
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	500	468,529

			592,989

Airlines — 0.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/29	200	207,838
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26(a)	4	3,965
5.750%	04/20/29	130	126,673

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	18	$17,786
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	480	463,914
4.625%	04/15/29	125	116,476

			936,652

Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	10	8,274
4.750%	01/15/43	775	627,454
6.100%	08/19/32(a)	200	199,754

			835,482

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	193	192,543
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28(a)	75	72,704
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	60	60,910
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	325	295,610

			621,767

Banks — 0.1%
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month SOFR + 0.662% (Cap N/A, Floor 4.000%)
6.001%(c)	07/15/24(oo)	310	264,109
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28(oo)	200	195,480
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes
8.000%(ff)	01/27/84	200	204,750
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
8.500%(ff)	08/14/28(a)(oo)	210	215,250
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	200	199,100
5.875%	04/30/29	200	202,780
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25(oo)	270	268,528
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	4	3,836
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	380	360,199

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29		—	(r)	$—
8.125%	07/15/39		30		37,475
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
7.500%(ff)	06/23/26(oo)	GBP	120		150,100
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		25		26,837
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		215		200,190
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	03/30/25(oo)		200		199,000
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		—	(r)	—
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		200		214,000

					2,741,634

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		200		193,075
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		25		24,559
4.875%	12/15/27(a)		150		141,657
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30(a)		175		158,097

					517,388

Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31		175		147,498

Commercial Services — 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		9		8,975
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31		130		116,058
4.875%	01/15/28(a)		211		204,344
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		111		95,562

					424,939

Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		79		85,436

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	375	$338,262

Diversified Financial Services — 0.1%
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
7.159%(cc)	12/21/65	150	121,875
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.750%	11/15/31(a)	300	281,902
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26	450	456,843
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29	100	103,084

			963,704

Electric — 0.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	5	4,755
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	10	9,330
5.125%	03/15/28	1,250	1,202,248
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27(a)	175	174,666
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	50	54,632
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40	20	14,222
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30(a)	200	191,223
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	400	396,267
8.000%(ff)	10/15/26(oo)	575	579,521
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	250	258,472
Vistra Operations Co. LLC,
Gtd. Notes, 144A
6.875%	04/15/32	55	55,836

			2,941,172

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	65	65,260
6.625%	03/15/32(a)	55	55,619
7.250%	06/15/28(a)	475	484,037

			604,916

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		275	$252,044
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		125	125,610
7.000%	02/15/30		75	76,637
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		150	144,756
Warnermedia Holdings, Inc.,
Gtd. Notes
5.391%	03/15/62(a)		40	31,202
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)		5	4,760
7.125%	02/15/31(a)		30	31,106

				666,115

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		50	50,937

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		60	53,931
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	460	580,460
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	500	578,323
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)		25	22,665
4.375%	01/31/32(a)		125	111,410
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/32(a)		60	60,153
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		150	134,432

				1,541,374

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		150	145,337

Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		100	92,077
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		50	47,653

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29(a)		100	$101,116

				240,846

Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		400	341,441
4.625%	06/01/30		10	9,049
Dignity Health,
Sec’d. Notes
5.267%	11/01/64		100	91,152
HCA, Inc.,
Gtd. Notes
7.500%	11/15/95		110	118,089
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	795	769,423
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.750%	05/15/31		375	380,790

				1,709,944

Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30		175	156,318
6.625%	01/15/28		4	3,995
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29(a)		4	4,000
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		400	393,716
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		5	5,022
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		125	120,368

				683,419

Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		175	150,691

Insurance — 0.0%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (Bermuda),
Sr. Sec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	10/15/25(a)		330	330,825

Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50		200	136,625

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time — 0.1%
Carnival Corp.,
Gtd. Notes, 144A
10.500%	06/01/30	210	$228,081
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	150	162,439
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	200	197,750
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29	100	103,923
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	25	25,801
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	100	98,125
5.500%	08/31/26	100	99,000
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	150	148,500
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28(a)	150	145,125

			1,208,744

Lodging — 0.1%
MGM Resorts International,
Gtd. Notes
6.500%	04/15/32(a)	340	338,422
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.300%	03/08/27	200	182,438
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.875%	10/01/24	200	199,092
5.500%	01/15/26	200	195,816

			915,768

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	25	25,875
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	100	103,302

			129,177

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	50	40,323
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34(a)	90	68,270
4.750%	02/01/32	10	8,189
5.000%	02/01/28(a)	5	4,675
5.125%	05/01/27(a)	21	20,155

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31		200	$129,049
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $5,063; purchased 01/31/24)(f)
6.625%	08/15/27(d)		75	1,500
Sec’d. Notes, 144A (original cost $27,500; purchased 01/31/24)(f)
5.375%	08/15/26(d)		400	8,690
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		5	1,968
5.875%	11/15/24		10	9,539
7.375%	07/01/28		50	21,227
7.750%	07/01/26		400	248,316
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		275	270,141
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38		80	80,903
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	100	107,296
5.250%	05/15/29	GBP	166	190,873

				1,211,114

Mining — 0.0%
First Quantum Minerals Ltd. (Zambia),
Sec’d. Notes, 144A
9.375%	03/01/29		200	209,250
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		10	9,627
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		75	75,176
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		150	140,927

				434,980

Multi-National — 0.1%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
7.050%	08/10/33	INR	59,400	709,801
Sr. Unsec’d. Notes, GMTN
5.000%	10/06/26	IDR	3,449,000	203,589
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
7.000%	04/17/33	INR	115,000	1,358,734

				2,272,124

Oil & Gas — 0.1%
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)		20	19,376

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40	310		$264,584
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26	60		59,284
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37	—	(r)	—
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29	125		123,716
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	125		125,003
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	50		52,461
8.625%	11/01/30	25		26,833
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	80		81,548
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	14		13,515
5.000%	06/15/45	38		32,378
5.250%	10/15/27	2		1,992
5.850%	12/15/25	30		30,072
7.875%	09/30/31	20		22,602
7.950%	04/15/32	10		11,449
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.375%	01/19/36	100		98,150
8.875%	01/13/33	110		113,575
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/32	275		264,613
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27(a)	80		80,900
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48	630		477,401
4.300%	08/15/39	160		128,641
6.600%	03/15/46(a)	350		364,763
6.950%	07/01/24(a)	32		32,000
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27	125		127,743
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.850%	06/05/2115	190		166,554
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	105		104,357

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	120	$110,217
5.375%	02/01/29	200	193,936
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29	55	55,118
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	07/28/25	170	167,663

			3,350,444

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)	150	150,804
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	300	281,099

			431,903

Pharmaceuticals — 0.1%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)	100	95,406
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	31	21,602
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	5	2,588
5.000%	02/15/29	15	7,294
5.250%	01/30/30	60	27,900
5.250%	02/15/31	50	23,250
6.250%	02/15/29	1,700	858,500
7.000%	01/15/28	50	26,937
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	50	37,418
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	179,573
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36	80	78,432
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
4.100%	10/01/46	207	144,641
7.125%	01/31/25	280	280,875

			1,784,416

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	375	363,842
6.625%	02/01/32(a)	50	50,441

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	10	$8,250
Energy Transfer LP,
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	50	49,749
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	350	346,291
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	300	296,765
Sr. Unsec’d. Notes
5.400%	10/01/47	20	17,891
6.000%	06/15/48	10	9,649
6.100%	02/15/42	40	39,342
6.250%	04/15/49	20	19,924
6.500%	02/01/42	20	20,720
6.850%	02/15/40	30	31,257
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	30	31,602
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	125	126,380
Kinder Morgan Energy Partners LP,
Gtd. Notes, MTN
6.950%	01/15/38	10	10,857
Plains All American Pipeline LP,
Jr. Sub. Notes, Series B, 3 Month SOFR + 4.372%
9.694%(c)	07/29/24(oo)	70	70,000
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
6.700%	05/15/36	30	31,454
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	475	454,260
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27	170	167,486
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26	20	20,582
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	35	32,564
5.250%	02/01/50	250	217,535
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45	10	9,018
5.750%	06/24/44	20	19,584
6.300%	04/15/40	80	82,929
8.750%	03/15/32	80	95,532

			2,623,904

Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	550	522,775

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29(a)		400	$363,669

				886,444

Real Estate Investment Trusts (REITs) — 0.0%
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		87	86,852
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32(a)		150	149,980
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		275	245,396

				482,228

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		5	4,681
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	454,349
12.000%	11/30/28		200	211,802
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		275	250,512
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		75	74,090

				995,434

Telecommunications — 0.1%
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	20,644
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	09/01/29		10	6,932
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	12/15/30		200	199,520
11.000%	11/15/29		400	409,810
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		4	4,810
Sprint LLC,
Gtd. Notes
7.625%	02/15/25(a)		280	281,699
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		4	3,802
2.875%	02/15/31(a)		5	4,332

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	100	$108,883

				1,040,432

Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		325	303,521
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34		130	134,071
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31(a)		25	25,600
7.125%	02/01/32		55	56,317

				519,509

TOTAL CORPORATE BONDS (cost $38,802,526)				36,557,650

FLOATING RATE AND OTHER LOANS — 0.0%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
10.176%(c)	11/17/28		99	94,849

Commercial Services — 0.0%
GTCR W Merger Sub LLC,
Initial USD Term Loan, 3 Month SOFR + 3.000%
8.335%(c)	01/31/31		60	59,957

Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
8.579%(c)	03/01/29		393	392,509

Diversified Financial Services — 0.0%
Jane Street Group LLC,
2021 Term Loan, 1 Month SOFR + 2.614%
7.958%(c)	01/26/28		28	28,414

Entertainment — 0.0%
Flutter Financing BV (Ireland),
Term B Loan, 3 Month SOFR + 2.250%
7.585%(c)	11/25/30		40	39,770

Healthcare — 0.0%
Lifepoint Health, Inc.,
Term Loan B 2024 Repricing, 2 Month SOFR + 4.750%
10.056%(c)	11/16/28		60	59,895

Healthcare-Services — 0.0%
Phoenix Guarantor, Inc.,
Tranche B-4 Term Loan, 1 Month SOFR + 3.250%
8.594%(c)	02/21/31		29	28,493

Insurance — 0.0%
Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%
9.694%(c)	08/21/28		67	65,973

Interest Rate	Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Leisure Time — 0.0%
Alterra Mountain Company,
Term Loan B-4, 1 Month SOFR + 3.250%
8.594%(c)	08/17/28		29	$28,691

Media — 0.0%
Charter Communications Operating LLC,
Term B-4 Loan, 3 Month SOFR + 2.000%
7.302%(c)	12/07/30		148	146,625
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24		47	65,792
First Lien Term Loan, 1 Month SOFR + 10.100%
15.429%(c)	05/25/26		44	41,427
Second Lien Term Loan
8.175%	08/24/26		323	6,144
Virgin Media Bristol LLC,
N Facility, 1 Month SOFR + 2.614%
7.943%(c)	01/31/28		50	47,722

				307,710

Retail — 0.0%
1011778 BC ULC (Canada),
Term B-5 Loan, 1 Month SOFR + 2.250%
7.572%(c)	09/23/30		92	91,940

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,216,001)				1,198,201

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Connecticut Avenue Securities Trust,
Series 2019-R05, Class 1B1, 144A, 30 Day Average SOFR + 4.214% (Cap N/A, Floor 0.000%)
9.550%(c)	07/25/39		84	88,333
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
8.385%(c)	01/25/34		250	267,219
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, IO, 1 Month SOFR x (1) + 7.036% (Cap 7.150%, Floor 0.000%)
1.690%(c)	09/25/36		225	19,806
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month SOFR x (1) + 5.436% (Cap 5.550%, Floor 0.000%)
0.090%(c)	02/25/36		1,432	102,775

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $591,476)				478,133

SOVEREIGN BONDS — 0.7%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
1.000%	07/09/29		46	26,163
4.250%(cc)	01/09/38		308	141,578
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/29	BRL	10,027	1,663,887
10.000%	01/01/31	BRL	2,300	370,066

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS(continued)
China Government Bond (China),
Bonds, Series INBK
2.760%	05/15/32	CNH	13,680	$1,950,867
2.760%	05/15/32	CNH	14,870	2,129,010
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.875%	01/30/60		190	161,619
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.250%	10/06/25		200	192,812
French Republic Government Bond OAT (France),
Bonds, 144A
0.750%	05/25/53	EUR	100	52,117
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
4.250%	06/15/33	EUR	977	1,093,805
Indonesia Treasury Bond (Indonesia),
Bonds, Series 059
7.000%	05/15/27	IDR	1,400,000	86,230
Bonds, Series 079
8.375%	04/15/39	IDR	1,227,000	83,548
Bonds, Series 087
6.500%	02/15/31	IDR	12,493,000	738,124
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
5.500%	03/12/34		200	190,750
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		61	56,385
Sr. Unsec’d. Notes, 144A
7.625%	01/30/33		200	193,750
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	10,830	484,205
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	45,116	1,991,195
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A, MTN
6.375%(cc)	09/01/37		285	118,031
Sr. Unsec’d. Notes, MTN
6.375%(cc)	09/01/37		64	26,386
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		200	181,563
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	6,680	1,262,694
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2035
8.875%	02/28/35	ZAR	67,467	3,134,316
Sr. Unsec’d. Notes, Series R209
6.250%	03/31/36	ZAR	28,970	1,060,376
Turkiye Government Bond (Turkey),
Bonds
17.800%	07/13/33	TRY	4,020	89,514

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS(continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	702	$18,806

TOTAL SOVEREIGN BONDS (cost $17,869,370)				17,497,797

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal National Mortgage Assoc.
2.000%	TBA		100	78,195
2.500%	TBA		200	163,289
3.000%	TBA		600	510,328
3.500%	TBA		100	88,500
4.000%	TBA		100	91,496
4.500%	TBA		100	94,270
5.000%	TBA		200	193,281
5.500%	TBA		300	295,863
6.000%	TBA		300	300,832
6.500%	TBA		300	305,320
Government National Mortgage Assoc.
2.000%	TBA		200	161,828
2.500%	TBA		100	84,051
3.500%	TBA		100	89,781
4.000%	TBA		100	92,402
4.500%	TBA		200	190,124
5.000%	TBA		100	97,366
5.500%	TBA		400	396,840
6.000%	TBA		400	401,661
6.500%	TBA		400	405,700

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,050,582)				4,041,127

U.S. TREASURY OBLIGATIONS — 8.7%
U.S. Treasury Bonds
1.750%	08/15/41		1,345	888,330
2.250%	05/15/41(h)		6,885	4,980,867
3.000%	02/15/49(h)		1,000	757,656
3.875%	05/15/43		160	144,375
4.125%	08/15/53		390	363,248
4.625%	05/15/44		40	39,925
4.750%	11/15/43		640	648,700
4.750%	11/15/53		1,770	1,830,291
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/30		20,157	18,150,868
0.125%	01/15/31		7,305	6,447,438
0.125%	01/15/32		724	626,663
0.125%	02/15/51		4,637	2,680,394
0.250%	01/15/25		2,198	2,152,442
0.250%	02/15/50		6,086	3,713,706
0.375%	01/15/27		4,322	4,109,832
0.375%	07/15/27		1,794	1,703,155
0.500%	01/15/28		28,279	26,651,007
0.625%	01/15/26		13,823	13,371,206
0.625%	07/15/32		173	154,806
0.625%	02/15/43		9,055	6,798,345
0.750%	02/15/42		5,502	4,295,791
0.750%	02/15/45		2,856	2,138,401
0.875%	01/15/29		5,855	5,549,117
0.875%	02/15/47		130	97,499

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
1.000%	02/15/46	801	$624,403
1.000%	02/15/48	693	530,256
1.000%	02/15/49	710	539,368
1.125%	01/15/33	726	671,999
1.250%	04/15/28	3,826	3,696,819
1.375%	07/15/33	4,512	4,261,512
1.375%	02/15/44	1,446	1,237,966
1.500%	02/15/53	3,180	2,672,804
1.750%	01/15/28	7,289	7,172,618
1.750%	01/15/34	10,932	10,612,252
2.000%	01/15/26	19,055	18,819,229
2.125%	04/15/29	2,250	2,254,832
2.375%	01/15/25	524	519,103
2.375%	01/15/27	1,368	1,367,796
2.500%	01/15/29	1,168	1,189,176
3.375%	04/15/32	27,214	29,697,536
3.875%	04/15/29	448	484,248
U.S. Treasury Notes
0.750%	01/31/28	15,500	13,608,516
4.375%	11/30/30	480	480,488
4.375%	05/15/34	10	10,003
5.000%	10/31/25	1,790	1,790,000
U.S. Treasury Strips Coupon
2.216%(s)	02/15/42(k)	4,560	1,954,922
3.211%(s)	11/15/40(k)	2,015	924,381
4.715%(s)	11/15/41	135	58,646
4.734%(s)	11/15/43	80	31,409
4.798%(s)	05/15/43	800	321,469

TOTAL U.S. TREASURY OBLIGATIONS (cost $225,951,619)			213,825,813

TOTAL LONG-TERM INVESTMENTS (cost $1,740,008,528)			1,867,618,025

		Shares

SHORT-TERM INVESTMENTS — 27.1%

AFFILIATED MUTUAL FUNDS — 14.6%
PGIM Core Ultra Short Bond Fund(wa)		264,794,246	264,794,246
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $94,000,053; includes $93,557,227 of cash collateral for securities on loan)(b)(wa)		94,056,487	94,000,053

TOTAL AFFILIATED MUTUAL FUNDS (cost $358,794,299)			358,794,299

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.0%
Federal Home Loan Bank
5.167%	07/01/24	336	335,852

(cost $336,000)

U.S. TREASURY OBLIGATIONS(n) — 6.9%
U.S. Treasury Bills
5.289%	09/19/24(h)(k)	23,000	22,733,520

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (continued)
5.311%	10/15/24	9,000	$8,861,980
5.316%	07/11/24	75,000	74,890,545
5.327%	08/01/24(k)	7,000	6,968,342
5.327%	09/17/24(k)	58,000	57,344,586

TOTAL U.S. TREASURY OBLIGATIONS (cost $170,796,145)			170,798,973

		Shares

UNAFFILIATED FUNDS — 5.2%
BlackRock Liquidity FedFund (7-day effective yield 5.208%) (Institutional Shares)		31,755,631	31,755,631
Goldman Sachs Financial Square Government Fund (7-day effective yield 5.211%) (Institutional Shares)		31,755,633	31,755,633
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (7-day effective yield 5.140%) (Institutional Shares)		63,331,924	63,331,924

TOTAL UNAFFILIATED FUNDS (cost $126,843,188)			126,843,188

OPTIONS PURCHASED*~ — 0.4% (cost $9,233,598)			9,291,353

TOTAL SHORT-TERM INVESTMENTS (cost $666,003,230)			666,063,665

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.9% (cost $2,406,011,758)			2,533,681,690

OPTIONS WRITTEN*~ — (0.0)% (premiums received $313,577)			(197,126)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.9% (cost $2,405,698,181)			2,533,484,564
Liabilities in excess of other assets(z) — (2.9)%			(71,070,033)

NET ASSETS — 100.0%			$2,462,414,531

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $91,893,405; cash collateral of $93,557,227 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $32,563. The aggregate value of $10,190 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

3 Month SOFR	Call	12/13/24	$95.25	55		138	$20,969
10 Year U.S. Treasury Notes Futures	Call	07/26/24	$110.50	72		72	37,125
20 Year U.S. Treasury Notes Futures	Call	07/26/24	$119.00	4		4	4,750
20 Year U.S. Treasury Notes Futures	Call	07/26/24	$120.00	35		35	27,891
Euro Futures	Call	07/05/24	1.08	10		1,250	2,750
Euro Futures	Call	07/05/24	1.10	10		1,250	188
Euro Futures	Call	07/05/24	1.10	5		625	63
Euro Futures	Call	08/09/24	1.08	5		625	4,312
Euro-Bund Futures	Call	07/26/24	132.50	5	EUR	5	3,534
Euro-Bund Futures	Call	07/26/24	133.00	5	EUR	5	2,731
Japanese Yen Currency	Call	07/05/24	64.00	10		13	625
Japanese Yen Currency	Call	07/05/24	65.00	12		15	225
Japanese Yen Currency	Call	07/05/24	65.50	20		25	250
Japanese Yen Currency	Call	07/05/24	66.00	5		6	31
Japanese Yen Currency	Call	08/09/24	64.00	10		13	5,250
Japanese Yen Currency	Call	08/09/24	64.50	9		11	3,487
S&P 500 Index	Call	02/28/29	$4,510.00	10		1	1,848,782
S&P 500 Index	Call	06/11/29	$5,450.00	55		6	7,324,790
Euro Futures	Put	08/09/24	1.07	4		500	3,600

Total Options Purchased (cost $9,233,598)							$9,291,353

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/13/24	$95.13	79	198	$(38,019)
3 Month SOFR	Call	12/13/24	$95.69	31	78	(5,619)
3 Month SOFR	Call	12/13/24	$95.75	39	98	(6,337)
3 Month SOFR	Call	12/13/24	$96.25	36	90	(3,150)
5 Year U.S. Treasury Notes Futures	Call	07/05/24	$106.75	18	18	(3,516)
5 Year U.S. Treasury Notes Futures	Call	08/23/24	$107.50	14	14	(5,141)
10 Year U.S. Treasury Notes Futures	Call	07/26/24	$111.00	18	18	(6,187)

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Options Written (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

10 Year U.S. Treasury Notes Futures	Call	07/26/24	$112.00	36		36	$(5,625)
20 Year U.S. Treasury Notes Futures	Call	07/05/24	$118.00	4		4	(3,750)
20 Year U.S. Treasury Notes Futures	Call	07/26/24	$121.50	4		4	(1,687)
20 Year U.S. Treasury Notes Futures	Call	07/26/24	$122.00	76		76	(26,125)
20 Year U.S. Treasury Notes Futures	Call	07/26/24	$123.00	21		21	(4,594)
Euro-Bund Futures	Call	07/26/24	134.50	11	EUR	11	(2,827)
Euro-Bund Futures	Call	07/26/24	135.00	11	EUR	11	(2,238)
Japanese Yen Currency	Call	07/05/24	66.50	19		24	(119)
Japanese Yen Currency	Call	08/09/24	65.50	9		11	(1,912)
Japanese Yen Currency	Call	08/09/24	66.00	9		11	(1,462)
3 Month SOFR	Put	12/13/24	$94.81	39		98	(3,900)
3 Month SOFR	Put	12/13/24	$95.13	80		200	(34,500)
Euro Futures	Put	08/09/24	1.06	7		875	(2,975)

Total Exchange Traded (premiums received $ 294,528)							$(159,683)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs MXN (premiums received $19,049)	Call	GSB	09/03/24	17.80	—	813	$(37,443)

Total Options Written (premiums received $313,577)							$(197,126)

Financial Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
37	3 Month CME SOFR	Sep. 2024	$8,755,356	$(2,893)
52	3 Month CME SOFR	May. 2025	12,406,550	30,116
33	3 Month CME SOFR	Dec. 2025	7,910,100	(10,019)
44	3 Month CME SOFR	Mar. 2026	10,563,300	(71,753)
31	3 Month SONIA Index	Sep. 2025	9,390,209	(11,652)
622	2 Year U.S. Treasury Notes	Sep. 2024	127,024,062	178,349
858	5 Year U.S. Treasury Notes	Sep. 2024	91,444,035	457,231
45	10 Year U.K. Gilt	Sep. 2024	5,550,221	34,646
403	10 Year U.S. Treasury Notes	Sep. 2024	44,323,705	274,743
118	10 Year U.S. Ultra Treasury Notes	Sep. 2024	13,396,688	95,306
140	20 Year U.S. Treasury Bonds	Sep. 2024	16,563,750	69,815
6	30 Year Euro Buxl	Sep. 2024	836,883	11,044
222	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	27,826,312	193,881
15	IFSC Nifty 50 Index	Jul. 2024	724,185	12,210
242	Mini MSCI EAFE Index	Sep. 2024	28,352,720	76,980
71	NASDAQ 100 E-Mini Index	Sep. 2024	28,296,695	(32,107)
49	Russell 2000 E-Mini Index	Sep. 2024	5,059,250	5,780
38	S&P 500 E-Mini Index	Sep. 2024	10,490,850	17,818
1	Yen Denominated Nikkei 225 Index	Sep. 2024	123,656	4,360

				1,333,855

Short Positions:
144	3 Month CME SOFR	Sep. 2024	34,074,900	2,791
6	5 Year Euro-Bobl	Sep. 2024	748,209	(8,070)
4	5 Year U.S. Treasury Notes	Sep. 2024	426,313	(2,791)
82	10 Year Euro-Bund	Sep. 2024	11,558,592	(24,803)

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Financial Futures contracts outstanding at June 30, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
12	10 Year Japanese Government Bonds	Sep. 2024	$10,655,230	$22,351
481	10 Year U.S. Treasury Notes	Sep. 2024	52,902,487	(300,574)
74	10 Year U.S. Ultra Treasury Notes	Sep. 2024	8,401,312	(59,282)
5	20 Year U.S. Treasury Bonds	Sep. 2024	591,563	(5,843)
37	Australian Dollar Currency	Sep. 2024	2,472,710	14,301
34	British Pound Currency	Sep. 2024	2,687,912	30,303
10	Euro Currency	Sep. 2024	1,344,000	12,806
22	Euro STOXX 50 Index	Sep. 2024	1,160,610	5,478
22	Euro-BTP Italian Government Bond	Sep. 2024	2,716,336	34,404
26	Hang Seng China Enterprises Index	Jul. 2024	1,042,957	18,792
5	Japanese Yen Currency	Sep. 2024	393,281	4,950
8	KOSPI 200 Index	Sep. 2024	561,351	(24,773)
17	Mexican Peso	Sep. 2024	457,980	78
17	Mini MSCI Emerging Markets Index	Sep. 2024	924,970	6,930

				(272,952)

				$1,060,903

Commodity Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions:
143	Brent Crude	Sep. 2024	$12,155,000	$351,876
36	Coffee ’C’	Sep. 2024	3,061,800	(137,084)
72	Copper	Sep. 2024	7,904,700	(429,205)
315	Corn	Sep. 2024	6,418,125	(661,065)
116	Cotton No. 2	Dec. 2024	4,216,020	14,448
44	Gasoline RBOB	Sep. 2024	4,566,408	273,362
98	Gold 100 OZ	Aug. 2024	22,928,080	50,582
80	Hard Red Winter Wheat	Sep. 2024	2,345,000	(418,207)
14	Lean Hogs	Aug. 2024	501,200	(11,300)
87	Live Cattle	Aug. 2024	6,452,790	390,180
24	LME Lead	Jul. 2024	1,313,484	42,178
23	LME Lead	Sep. 2024	1,281,704	(7,787)
54	LME Nickel	Jul. 2024	5,538,210	(154,801)
29	LME Nickel	Sep. 2024	3,005,460	(190,909)
107	LME PRI Aluminum	Jul. 2024	6,662,141	67,542
80	LME PRI Aluminum	Sep. 2024	5,047,120	(266,066)
71	LME Zinc	Jul. 2024	5,130,371	300,605
54	LME Zinc	Sep. 2024	3,962,884	44,384
52	Low Sulphur Gas Oil	Sep. 2024	4,076,800	337,154
477	Natural Gas	Sep. 2024	12,392,460	(1,400,087)
47	NY Harbor ULSD	Sep. 2024	5,031,529	385,663
42	Silver	Sep. 2024	6,207,600	(205,722)
136	No. 2 Soft Red Winter Wheat	Sep. 2024	3,899,800	(647,015)
137	Soybean	Nov. 2024	7,562,400	(313,791)
139	Soybean Meal	Dec. 2024	4,663,450	(254,610)
192	Soybean Oil	Dec. 2024	5,044,608	7,889
325	Sugar #11 (World)	Oct. 2024	7,389,200	439,524
174	WTI Crude	Sep. 2024	14,031,360	1,195,530

				(1,196,732)

Short Positions:
24	LME Lead	Jul. 2024	1,313,484	7,676

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Commodity Futures contracts outstanding at June 30, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
54	LME Nickel	Jul. 2024	$5,538,210	$844,358
3	LME Nickel	Sep. 2024	310,910	10,674
107	LME PRI Aluminum	Jul. 2024	6,662,141	265,005
26	LME PRI Aluminum	Sep. 2024	1,640,314	13,278
71	LME Zinc	Jul. 2024	5,130,371	(19,896)
33	LME Zinc	Sep. 2024	2,421,763	(114,240)

				1,006,855

				$(189,877)

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/17/24	BARC	AUD	156,666	$104,314,440	$104,566,573	$252,133	$—
Expiring 07/17/24	BARC	AUD	9,800	6,525,199	6,540,997	15,798	—
Expiring 07/17/24	MSCS	AUD	2,100	1,390,193	1,401,642	11,449	—
Expiring 07/17/24	MSCS	AUD	1,800	1,199,402	1,201,408	2,006	—
Expiring 07/17/24	MSCS	AUD	1,700	1,123,796	1,134,663	10,867	—
Expiring 07/19/24	CITI	AUD	6,380	4,169,018	4,258,487	89,469	—
Brazilian Real,
Expiring 07/02/24	BOA	BRL	2,292	443,497	409,849	—	(33,648)
Expiring 07/02/24	GSB	BRL	2,502	450,011	447,312	—	(2,699)
Expiring 07/02/24	GSI	BRL	4,993	960,354	892,748	—	(67,606)
Expiring 07/02/24	MSCS	BRL	210	39,822	37,463	—	(2,359)
Expiring 07/19/24	MSCS	BRL	5,870	1,148,917	1,047,358	—	(101,559)
Expiring 07/19/24	MSCS	BRL	292	56,684	52,152	—	(4,532)
Expiring 08/02/24	BOA	BRL	4,993	901,345	889,393	—	(11,952)
Expiring 08/02/24	GSB	BRL	2,502	456,828	445,631	—	(11,197)
Expiring 09/19/24	BNP	BRL	258	45,772	45,712	—	(60)
British Pound,
Expiring 07/17/24	BARC	GBP	7,700	9,746,117	9,734,689	—	(11,428)
Expiring 07/17/24	BARC	GBP	5,813	7,433,885	7,348,945	—	(84,940)
Expiring 07/17/24	BARC	GBP	4,900	6,200,147	6,194,802	—	(5,345)
Expiring 07/17/24	BARC	GBP	4,600	5,846,649	5,815,528	—	(31,121)
Expiring 07/17/24	BARC	GBP	200	253,479	252,849	—	(630)
Expiring 07/17/24	MSCS	GBP	8,000	10,187,121	10,113,963	—	(73,158)
Expiring 07/17/24	MSCS	GBP	3,500	4,439,034	4,424,858	—	(14,176)
Expiring 07/19/24	JPM	GBP	672	842,307	849,664	7,357	—
Expiring 09/19/24	GSI	GBP	30	37,641	37,642	1	—
Expiring 09/19/24	JPM	GBP	9	10,902	10,845	—	(57)
Canadian Dollar,
Expiring 07/17/24	BARC	CAD	17,359	12,670,591	12,694,476	23,885	—
Expiring 07/17/24	BARC	CAD	2,892	2,110,107	2,114,783	4,676	—
Expiring 07/17/24	BARC	CAD	17	12,576	12,585	9	—
Expiring 07/17/24	BARC	CAD	17	12,438	12,495	57	—
Expiring 07/17/24	MSCS	CAD	16,053	11,714,430	11,739,816	25,386	—
Expiring 07/17/24	MSCS	CAD	12,546	9,151,960	9,175,193	23,233	—
Expiring 07/17/24	MSCS	CAD	909	664,243	664,653	410	—
Expiring 07/17/24	MSCS	CAD	69	49,890	50,107	217	—
Expiring 07/17/24	MSCS	CAD	44	31,870	32,039	169	—
Chilean Peso,
Expiring 09/17/24	BNP	CLP	2,277	2,477	2,418	—	(59)

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/23/24	BARC	CLP	180,351	$193,000	$191,542	$—	$(1,458)
Chinese Renminbi,
Expiring 09/19/24	JPM	CNH	2,455	341,000	338,474	—	(2,526)
Expiring 09/19/24	MSCS	CNH	2,513	348,000	346,485	—	(1,515)
Colombian Peso,
Expiring 09/18/24	BARC	COP	1,014,470	240,000	241,289	1,289	—
Expiring 09/18/24	CITI	COP	319,097	76,175	75,897	—	(278)
Expiring 09/18/24	CITI	COP	316,736	76,175	75,335	—	(840)
Expiring 09/18/24	DB	COP	517,419	124,650	123,066	—	(1,584)
Czech Koruna,
Expiring 07/19/24	BARC	CZK	2,651	116,559	113,390	—	(3,169)
Expiring 07/19/24	BNP	CZK	3,794	164,032	162,273	—	(1,759)
Expiring 07/19/24	BNP	CZK	2,099	92,441	89,779	—	(2,662)
Expiring 07/19/24	BOA	CZK	4,665	203,000	199,530	—	(3,470)
Expiring 07/19/24	DB	CZK	4,628	203,000	197,951	—	(5,049)
Expiring 07/19/24	MSCS	CZK	4,768	203,000	203,915	915	—
Euro,
Expiring 07/17/24	BARC	EUR	79,762	86,921,180	85,499,526	—	(1,421,654)
Expiring 07/17/24	BARC	EUR	3,100	3,378,515	3,322,982	—	(55,533)
Expiring 07/17/24	BARC	EUR	2,200	2,355,706	2,358,245	2,539	—
Expiring 07/17/24	BARC	EUR	900	969,305	964,736	—	(4,569)
Expiring 07/17/24	BARC	EUR	800	856,186	857,544	1,358	—
Expiring 07/17/24	MSCS	EUR	6,200	6,713,289	6,645,964	—	(67,325)
Expiring 07/19/24	HSBC	EUR	82	88,024	87,907	—	(117)
Expiring 09/19/24	BARC	EUR	470	506,495	505,032	—	(1,463)
Expiring 09/19/24	BARC	EUR	165	177,185	177,011	—	(174)
Expiring 09/19/24	BNP	EUR	767	826,787	824,596	—	(2,191)
Expiring 09/19/24	BNP	EUR	85	91,636	91,726	90	—
Expiring 09/19/24	UAG	EUR	529	569,298	569,205	—	(93)
Hungarian Forint,
Expiring 07/19/24	BOA	HUF	69,457	187,000	188,173	1,173	—
Expiring 07/19/24	CITI	HUF	73,637	198,000	199,497	1,497	—
Expiring 07/19/24	CITI	HUF	67,160	187,000	181,950	—	(5,050)
Expiring 07/19/24	GSI	HUF	67,517	184,000	182,917	—	(1,083)
Expiring 07/19/24	JPM	HUF	68,470	186,000	185,500	—	(500)
Expiring 07/19/24	UAG	HUF	67,800	186,000	183,684	—	(2,316)
Indian Rupee,
Expiring 09/18/24	DB	INR	32,775	390,884	392,073	1,189	—
Expiring 09/18/24	MSCS	INR	32,775	391,316	392,073	757	—
Expiring 09/19/24	BNP	INR	59,052	705,013	706,390	1,377	—
Indonesian Rupiah,
Expiring 09/18/24	JPM	IDR	12,618,652	772,440	770,112	—	(2,328)
Japanese Yen,
Expiring 07/17/24	BARC	JPY	4,826,330	30,924,203	30,086,771	—	(837,432)
Expiring 07/17/24	BARC	JPY	78,104	498,871	486,891	—	(11,980)
Expiring 07/17/24	BARC	JPY	38,013	240,183	236,968	—	(3,215)
Expiring 07/17/24	BARC	JPY	22,370	142,544	139,454	—	(3,090)
Expiring 07/17/24	BARC	JPY	12,127	76,919	75,597	—	(1,322)
Expiring 07/17/24	BARC	JPY	4,811	30,030	29,990	—	(40)
Expiring 07/17/24	BARC	JPY	3,938	24,999	24,548	—	(451)
Expiring 07/17/24	MSCS	JPY	1,650,997	10,547,182	10,292,123	—	(255,059)
Expiring 07/17/24	MSCS	JPY	932,953	5,960,928	5,815,920	—	(145,008)
Expiring 07/17/24	MSCS	JPY	43,172	275,104	269,128	—	(5,976)
Expiring 07/17/24	MSCS	JPY	42,663	268,368	265,957	—	(2,411)
Expiring 07/17/24	MSCS	JPY	1,775	11,134	11,065	—	(69)

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/19/24	BNP	JPY	344,102		$2,301,632	$2,145,772	$—	$(155,860)
Expiring 07/19/24	BNP	JPY	10,900		70,863	67,971	—	(2,892)
Expiring 07/19/24	CITI	JPY	24,000		156,944	149,661	—	(7,283)
Expiring 07/19/24	CITI	JPY	21,500		138,659	134,071	—	(4,588)
Expiring 07/19/24	GSI	JPY	13,597		89,000	84,788	—	(4,212)
Expiring 09/19/24	GSI	JPY	16,603		106,456	104,507	—	(1,949)
Expiring 09/19/24	UAG	JPY	8,701		54,874	54,769	—	(105)
Expiring 09/19/24	UAG	JPY	7,136		44,937	44,919	—	(18)
Mexican Peso,
Expiring 07/19/24	JPM	MXN	15,358		924,142	836,701	—	(87,441)
Expiring 07/19/24	JPM	MXN	2,050		110,399	111,685	1,286	—
Expiring 07/19/24	JPM	MXN	864		50,096	47,071	—	(3,025)
Expiring 09/18/24	CITI	MXN	8,502		442,858	458,847	15,989	—
Expiring 09/18/24	CITI	MXN	5,106		271,000	275,545	4,545	—
Expiring 09/19/24	BARC	MXN	—	*	3	3	—	—
Expiring 09/19/24	BNP	MXN	3		144	146	2	—
Expiring 09/19/24	GSI	MXN	2		98	99	1	—
Expiring 09/19/24	UAG	MXN	1		67	68	1	—
New Taiwanese Dollar,
Expiring 09/18/24	HSBC	TWD	10,735		330,999	331,239	240	—
New Zealand Dollar,
Expiring 07/17/24	BARC	NZD	900		555,730	548,192	—	(7,538)
Expiring 07/17/24	BARC	NZD	200		122,804	121,821	—	(983)
Expiring 07/17/24	BARC	NZD	100		61,229	60,910	—	(319)
Expiring 07/17/24	BARC	NZD	100		61,432	60,910	—	(522)
Expiring 07/17/24	MSCS	NZD	100		60,677	60,910	233	—
Expiring 09/19/24	BNP	NZD	5		3,028	3,003	—	(25)
Expiring 09/19/24	GSI	NZD	2		1,405	1,393	—	(12)
Expiring 09/19/24	JPM	NZD	2		1,425	1,413	—	(12)
Expiring 09/19/24	UAG	NZD	12		7,161	7,099	—	(62)
Norwegian Krone,
Expiring 07/17/24	BARC	NOK	464		43,526	43,501	—	(25)
Expiring 07/17/24	BARC	NOK	272		25,821	25,474	—	(347)
Expiring 07/17/24	BARC	NOK	263		24,574	24,619	45	—
Expiring 07/17/24	BARC	NOK	108		10,213	10,098	—	(115)
Expiring 07/17/24	MSCS	NOK	395,616		37,738,145	37,071,947	—	(666,198)
Expiring 07/17/24	MSCS	NOK	61,229		5,812,826	5,737,591	—	(75,235)
Expiring 07/17/24	MSCS	NOK	50,072		4,749,958	4,692,075	—	(57,883)
Expiring 07/17/24	MSCS	NOK	42,181		4,000,000	3,952,693	—	(47,307)
Expiring 07/17/24	MSCS	NOK	38,568		3,610,646	3,614,054	3,408	—
Expiring 07/17/24	MSCS	NOK	36,752		3,477,036	3,443,886	—	(33,150)
Expiring 07/17/24	MSCS	NOK	31,637		3,000,000	2,964,604	—	(35,396)
Expiring 07/17/24	MSCS	NOK	29,649		2,827,676	2,778,285	—	(49,391)
Expiring 07/17/24	MSCS	NOK	7,130		675,339	668,174	—	(7,165)
Expiring 07/17/24	MSCS	NOK	271		25,485	25,432	—	(53)
Expiring 09/19/24	BOA	NOK	32		2,983	2,959	—	(24)
Expiring 09/19/24	GSI	NOK	16		1,478	1,466	—	(12)
Expiring 09/19/24	JPM	NOK	32		3,069	3,045	—	(24)
Expiring 09/19/24	UAG	NOK	19		1,827	1,812	—	(15)
Philippine Peso,
Expiring 09/18/24	CITI	PHP	17,253		294,000	295,031	1,031	—
Expiring 09/18/24	CITI	PHP	9,805		167,134	167,675	541	—
Polish Zloty,
Expiring 07/19/24	BARC	PLN	1,862		468,090	462,340	—	(5,750)
Expiring 07/19/24	MSCS	PLN	939		235,000	233,233	—	(1,767)

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 07/19/24	MSCS	PLN	365	$90,000	$90,540	$540	$—
South African Rand,
Expiring 09/18/24	GSI	ZAR	6,516	345,924	355,948	10,024	—
Swedish Krona,
Expiring 07/17/24	BARC	SEK	482	46,000	45,478	—	(522)
Expiring 07/17/24	MSCS	SEK	554,438	53,498,747	52,360,641	—	(1,138,106)
Expiring 07/17/24	MSCS	SEK	55,040	5,311,385	5,197,955	—	(113,430)
Expiring 07/17/24	MSCS	SEK	51,788	5,000,000	4,890,815	—	(109,185)
Expiring 07/17/24	MSCS	SEK	23,472	2,227,082	2,216,694	—	(10,388)
Expiring 07/17/24	MSCS	SEK	18,965	1,832,553	1,791,027	—	(41,526)
Expiring 07/17/24	MSCS	SEK	270	25,688	25,476	—	(212)
Swiss Franc,
Expiring 07/17/24	MSCS	CHF	1,514	1,703,740	1,689,321	—	(14,419)
Expiring 07/17/24	MSCS	CHF	1,379	1,544,050	1,538,985	—	(5,065)
Expiring 09/19/24	JPM	CHF	8	9,461	9,307	—	(154)
Turkish Lira,
Expiring 07/03/24	BARC	TRY	6,031	175,000	183,731	8,731	—
Expiring 07/03/24	BNP	TRY	3,042	89,000	92,667	3,667	—
Expiring 07/10/24	BOA	TRY	3,024	91,000	91,406	406	—
Expiring 07/10/24	UAG	TRY	7,962	233,000	240,628	7,628	—
Expiring 07/17/24	BARC	TRY	6,820	203,000	204,472	1,472	—
Expiring 07/17/24	CITI	TRY	4,661	136,000	139,731	3,731	—
Expiring 07/17/24	JPM	TRY	4,659	136,000	139,676	3,676	—
Expiring 07/24/24	BARC	TRY	6,196	182,649	184,271	1,622	—
Expiring 07/24/24	HSBC	TRY	6,568	194,000	195,348	1,348	—
Expiring 12/23/24	GSI	TRY	44,515	1,137,608	1,132,900	—	(4,708)
Expiring 04/06/26	BARC	TRY	30,901	532,506	554,355	21,849	—
Expiring 04/06/26	GSI	TRY	32,986	592,738	591,751	—	(987)
Expiring 04/06/26	GSI	TRY	30,571	531,205	548,427	17,222	—
Expiring 04/06/26	GSI	TRY	28,432	522,162	510,052	—	(12,110)

				$512,419,284	$506,989,028	588,544	(6,018,800)

Sale Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/17/24	MSCS	AUD	148,166		$98,627,084	$98,893,259	$—	$(266,175)
Expiring 09/19/24	BARC	AUD	—	*	318	319	—	(1)
Expiring 09/19/24	BNYM	AUD	1		431	432	—	(1)
Expiring 09/19/24	CITI	AUD	7		4,382	4,394	—	(12)
Expiring 09/19/24	JPM	AUD	1		626	628	—	(2)
Brazilian Real,
Expiring 07/02/24	BOA	BRL	4,993		904,464	892,748	11,716	—
Expiring 07/02/24	BOA	BRL	2,292		412,322	409,849	2,473	—
Expiring 07/02/24	GSB	BRL	2,502		458,372	447,312	11,060	—
Expiring 07/02/24	MSCS	BRL	210		37,689	37,463	226	—
Expiring 09/19/24	BNP	BRL	7,846		1,435,803	1,390,625	45,178	—
British Pound,
Expiring 07/17/24	BARC	GBP	4,600		5,882,495	5,815,528	66,967	—
Expiring 07/17/24	BARC	GBP	1,000		1,263,856	1,264,245	—	(389)
Expiring 07/17/24	BARC	GBP	400		511,599	505,698	5,901	—
Expiring 07/17/24	MSCS	GBP	27,713		35,441,091	35,035,918	405,173	—
Expiring 07/19/24	BARC	GBP	1,640		2,084,250	2,072,826	11,424	—

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/19/24	BNP	GBP	60	$76,523	$75,856	$667	$—
Expiring 07/19/24	CITI	GBP	285	358,106	360,887	—	(2,781)
Expiring 07/19/24	CITI	GBP	166	210,575	209,867	708	—
Expiring 07/19/24	CITI	GBP	50	63,696	63,213	483	—
Expiring 07/19/24	JPM	GBP	354	443,223	447,559	—	(4,336)
Canadian Dollar,
Expiring 07/17/24	BARC	CAD	16,019	11,708,956	11,714,905	—	(5,949)
Expiring 07/17/24	BARC	CAD	67	49,242	49,110	132	—
Expiring 07/17/24	BARC	CAD	37	27,183	27,325	—	(142)
Expiring 07/17/24	BARC	CAD	15	10,652	10,644	8	—
Expiring 07/17/24	BARC	CAD	11	8,119	8,153	—	(34)
Expiring 07/17/24	MSCS	CAD	16,124	11,718,497	11,791,487	—	(72,990)
Expiring 07/17/24	MSCS	CAD	12,556	9,165,414	9,181,851	—	(16,437)
Expiring 07/17/24	MSCS	CAD	11,344	8,296,295	8,295,861	434	—
Expiring 07/17/24	MSCS	CAD	8,909	6,472,540	6,515,146	—	(42,606)
Expiring 07/17/24	MSCS	CAD	9	6,259	6,259	—	—
Expiring 07/19/24	MSCS	CAD	139	101,899	101,895	4	—
Expiring 09/19/24	CITI	CAD	4	2,809	2,817	—	(8)
Expiring 09/19/24	JPM	CAD	55	40,297	40,411	—	(114)
Chilean Peso,
Expiring 09/23/24	CITI	CLP	186,547	203,991	198,123	5,868	—
Expiring 09/23/24	CITI	CLP	109,670	115,450	116,474	—	(1,024)
Expiring 09/23/24	MSCS	CLP	71,047	76,440	75,455	985	—
China Yuan,
Expiring 09/19/24	UAG	CNY	15,527	2,174,894	2,175,307	—	(413)
Expiring 09/19/24	UAG	CNY	15,108	2,125,280	2,116,632	8,648	—
Chinese Renminbi,
Expiring 07/19/24	JPM	CNH	2,170	300,169	297,774	2,395	—
Expiring 07/19/24	JPM	CNH	628	86,875	86,107	768	—
Expiring 09/19/24	MSCS	CNH	24,702	3,426,871	3,405,338	21,533	—
Colombian Peso,
Expiring 09/18/24	CITI	COP	984,996	246,212	234,278	11,934	—
Expiring 09/18/24	CITI	COP	328,343	78,552	78,095	457	—
Czech Koruna,
Expiring 07/19/24	BARC	CZK	18,632	789,356	796,876	—	(7,520)
Expiring 07/19/24	BARC	CZK	4,606	194,000	197,006	—	(3,006)
Expiring 07/19/24	CITI	CZK	7,993	338,149	341,832	—	(3,683)
Expiring 07/19/24	MSCS	CZK	12,892	541,544	551,379	—	(9,835)
Danish Krone,
Expiring 09/19/24	BNP	DKK	8	1,197	1,194	3	—
Expiring 09/19/24	GSI	DKK	42	6,133	6,115	18	—
Expiring 09/19/24	JPM	DKK	70	10,150	10,121	29	—
Euro,
Expiring 07/17/24	BARC	EUR	9,800	10,539,183	10,504,911	34,272	—
Expiring 07/17/24	BARC	EUR	9,400	10,090,367	10,076,139	14,228	—
Expiring 07/17/24	BARC	EUR	7,800	8,374,759	8,361,051	13,708	—
Expiring 07/17/24	BARC	EUR	1,300	1,396,353	1,393,509	2,844	—
Expiring 07/17/24	MSCS	EUR	68,262	74,396,860	73,172,334	1,224,526	—
Expiring 07/17/24	MSCS	EUR	3,600	3,850,664	3,858,946	—	(8,282)
Expiring 07/19/24	BNP	EUR	4,220	4,509,235	4,524,156	—	(14,921)
Expiring 07/19/24	BOA	EUR	5,377	5,806,956	5,764,587	42,369	—
Expiring 07/19/24	BOA	EUR	1,062	1,134,877	1,138,517	—	(3,640)
Expiring 07/19/24	CITI	EUR	2,402	2,568,469	2,575,029	—	(6,560)
Expiring 07/19/24	CITI	EUR	714	766,729	765,434	1,295	—
Expiring 07/19/24	CITI	EUR	95	102,235	101,843	392	—

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/24	CITI	EUR	67		$72,765	$71,826	$939	$—
Expiring 07/19/24	GSI	EUR	85		91,001	90,998	3	—
Expiring 07/19/24	HSBC	EUR	166		177,178	177,958	—	(780)
Expiring 07/19/24	HSBC	EUR	82		88,144	87,907	237	—
Expiring 07/19/24	SSB	EUR	4,872		5,313,251	5,222,832	90,419	—
Expiring 09/19/24	BNYM	EUR	83		88,839	88,707	132	—
Expiring 09/19/24	UAG	EUR	487		525,598	523,900	1,698	—
Hong Kong Dollar,
Expiring 09/19/24	BARC	HKD	—	*	25	25	—	—
Expiring 09/19/24	BNP	HKD	76		9,749	9,746	3	—
Hungarian Forint,
Expiring 07/19/24	BARC	HUF	106,683		286,391	289,027	—	(2,636)
Expiring 07/19/24	GSI	HUF	224,357		620,554	607,827	12,727	—
Expiring 07/19/24	GSI	HUF	106,683		286,206	289,027	—	(2,821)
Expiring 07/19/24	HSBC	HUF	59,411		163,015	160,956	2,059	—
Expiring 09/19/24	UAG	HUF	477		1,293	1,289	4	—
Indian Rupee,
Expiring 07/19/24	CITI	INR	112,838		1,350,901	1,352,495	—	(1,594)
Indonesian Rupiah,
Expiring 07/19/24	JPM	IDR	11,012,643		673,021	673,109	—	(88)
Expiring 09/18/24	HSBC	IDR	2,495,879		151,000	152,323	—	(1,323)
Israeli Shekel,
Expiring 09/19/24	JPM	ILS	29		7,797	7,678	119	—
Japanese Yen,
Expiring 07/17/24	BARC	JPY	414,777		2,583,834	2,585,670	—	(1,836)
Expiring 07/17/24	BARC	JPY	4,039		25,377	25,180	197	—
Expiring 07/17/24	MSCS	JPY	1,218,191		7,804,735	7,594,061	210,674	—
Expiring 07/17/24	MSCS	JPY	8,915		57,108	55,573	1,535	—
Expiring 07/17/24	MSCS	JPY	4,034		25,674	25,148	526	—
Expiring 07/19/24	BOA	JPY	7,300		47,383	45,521	1,862	—
Expiring 07/19/24	GSI	JPY	13,425		89,000	83,715	5,285	—
Expiring 07/19/24	MSCS	JPY	8,000		50,910	49,887	1,023	—
Expiring 09/19/24	UAG	JPY	9,362		60,145	58,926	1,219	—
Malaysian Ringgit,
Expiring 09/19/24	GSI	MYR	35		7,428	7,392	36	—
Mexican Peso,
Expiring 07/19/24	JPM	MXN	3,640		210,101	198,308	11,793	—
Expiring 07/19/24	MSCS	MXN	1,894		110,769	103,179	7,590	—
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	9,968		309,000	307,564	1,436	—
Expiring 09/18/24	GSI	TWD	6,522		203,409	201,252	2,157	—
Expiring 09/18/24	HSBC	TWD	10,214		317,000	315,148	1,852	—
Expiring 09/18/24	JPM	TWD	12,581		391,000	388,213	2,787	—
Expiring 09/19/24	GSI	TWD	586		18,212	18,068	144	—
New Zealand Dollar,
Expiring 07/17/24	BARC	NZD	61,965		37,968,970	37,742,939	226,031	—
Expiring 07/17/24	BARC	NZD	400		243,671	243,641	30	—
Expiring 07/17/24	BARC	NZD	200		122,538	121,820	718	—
Expiring 07/17/24	BARC	NZD	200		122,304	121,820	484	—
Expiring 07/17/24	MSCS	NZD	3,035		1,859,580	1,848,703	10,877	—
Expiring 07/17/24	MSCS	NZD	600		368,002	365,461	2,541	—
Expiring 07/17/24	MSCS	NZD	200		122,075	121,821	254	—
Expiring 07/17/24	MSCS	NZD	100		61,309	60,910	399	—
Expiring 07/17/24	MSCS	NZD	100		61,105	60,910	195	—

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 07/17/24	BARC	NOK	189,227	$18,049,800	$17,731,872	$317,928	$—
Expiring 07/17/24	BARC	NOK	459	43,422	42,979	443	—
Expiring 07/17/24	BARC	NOK	403	37,856	37,762	94	—
Expiring 07/17/24	MSCS	NOK	69,820	6,593,027	6,542,603	50,424	—
Expiring 07/17/24	MSCS	NOK	34,413	3,227,453	3,224,732	2,721	—
Expiring 07/17/24	MSCS	NOK	9,642	903,019	903,544	—	(525)
Expiring 07/17/24	MSCS	NOK	4,681	437,611	438,607	—	(996)
Expiring 07/17/24	MSCS	NOK	525	49,479	49,174	305	—
Expiring 07/17/24	MSCS	NOK	211	20,015	19,804	211	—
Peruvian Nuevo Sol,
Expiring 09/18/24	BOA	PEN	799	212,161	207,991	4,170	—
Expiring 09/18/24	CITI	PEN	799	212,274	207,991	4,283	—
Polish Zloty,
Expiring 07/19/24	BOA	PLN	708	179,000	175,930	3,070	—
Expiring 07/19/24	CITI	PLN	948	235,000	235,516	—	(516)
Expiring 07/19/24	CITI	PLN	751	189,000	186,448	2,552	—
Expiring 07/19/24	GSB	PLN	5,216	1,317,608	1,295,483	22,125	—
Expiring 07/19/24	GSI	PLN	963	242,000	239,191	2,809	—
Expiring 09/19/24	BOA	PLN	34	8,398	8,429	—	(31)
Singapore Dollar,
Expiring 09/18/24	SSB	SGD	890	660,267	658,529	1,738	—
Expiring 09/19/24	JPM	SGD	3	2,597	2,587	10	—
South African Rand,
Expiring 07/19/24	GSB	ZAR	6,988	384,946	383,467	1,479	—
Expiring 07/19/24	GSB	ZAR	774	41,417	42,470	—	(1,053)
Expiring 07/19/24	MSCS	ZAR	6,238	330,919	342,312	—	(11,393)
Expiring 09/18/24	BARC	ZAR	3,359	181,000	183,475	—	(2,475)
Expiring 09/19/24	BNP	ZAR	274	15,092	14,976	116	—
South Korean Won,
Expiring 09/19/24	HSBC	KRW	1,237,607	903,033	900,806	2,227	—
Expiring 09/19/24	UAG	KRW	775,290	567,304	564,303	3,001	—
Expiring 09/20/24	BOA	KRW	249,313	181,000	181,475	—	(475)
Swedish Krona,
Expiring 07/17/24	BARC	SEK	583,678	56,329,245	55,122,038	1,207,207	—
Expiring 07/17/24	BARC	SEK	85,413	8,198,807	8,066,295	132,512	—
Expiring 07/17/24	BARC	SEK	40,774	3,905,239	3,850,640	54,599	—
Expiring 07/17/24	BARC	SEK	27,508	2,629,927	2,597,855	32,072	—
Expiring 07/17/24	BARC	SEK	15,577	1,490,724	1,471,087	19,637	—
Expiring 07/17/24	MSCS	SEK	64,100	6,189,809	6,053,501	136,308	—
Expiring 07/17/24	MSCS	SEK	40,481	3,857,918	3,822,973	34,945	—
Expiring 07/17/24	MSCS	SEK	38,156	3,636,593	3,603,462	33,131	—
Expiring 07/17/24	MSCS	SEK	28,369	2,696,734	2,679,120	17,614	—
Expiring 07/17/24	MSCS	SEK	13,647	1,302,460	1,288,773	13,687	—
Expiring 07/17/24	MSCS	SEK	3,000	285,105	283,283	1,822	—
Expiring 07/17/24	MSCS	SEK	330	31,121	31,129	—	(8)
Expiring 09/19/24	BNP	SEK	64	6,202	6,109	93	—
Swiss Franc,
Expiring 07/17/24	BARC	CHF	2,093	2,342,481	2,334,778	7,703	—
Expiring 07/17/24	BARC	CHF	8	9,102	8,951	151	—
Expiring 07/17/24	MSCS	CHF	8,056	9,012,032	8,987,789	24,243	—
Expiring 07/17/24	MSCS	CHF	7,301	8,148,779	8,145,775	3,004	—
Expiring 07/17/24	MSCS	CHF	5,853	6,599,570	6,529,271	70,299	—
Expiring 07/17/24	MSCS	CHF	5,041	5,610,043	5,623,588	—	(13,545)
Expiring 07/17/24	MSCS	CHF	2,760	3,106,106	3,079,246	26,860	—
Expiring 07/17/24	MSCS	CHF	2,079	2,331,970	2,319,331	12,639	—

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 09/18/24	JPM	THB	50,406	$1,379,475	$1,382,695	$—	$(3,220)
Expiring 09/19/24	UAG	THB	138	3,784	3,785	—	(1)
Turkish Lira,
Expiring 09/19/24	UAG	TRY	22	605	606	—	(1)
Expiring 12/23/24	GSI	TRY	26,521	626,685	674,970	—	(48,285)
Expiring 12/23/24	GSI	TRY	17,993	435,515	457,931	—	(22,416)
Expiring 04/06/26	BARC	TRY	3,948	73,908	70,822	3,086	—

				$558,689,021	$554,475,771	4,800,129	(586,879)

						$5,388,673	$(6,605,679)

*	Less than 500.

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teva Pharmaceutical Industries Ltd.	06/20/26	1.000%(Q)	268	0.453%	$(10,412)	$2,851	$13,263

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
U.S. Treasury Notes	12/20/24	0.250	%(Q)	EUR 500	0.120%	$376	$(552)	$928	BNP

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	881	$(53,300)	$(56,367)	$(3,067)
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	823	(17,097)	(17,089)	8

				$(70,397)	$(73,456)	$(3,059)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR 875	01/17/34	2.172%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(1,782)	$(1,782)
EUR 1,094	01/17/34	2.172%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(2,228)	(2,228)
EUR 1,094	01/17/34	2.172%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(2,228)	(2,228)
EUR 1,184	01/17/34	2.173%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(2,293)	(2,293)
EUR 1,094	01/17/34	2.173%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(2,118)	(2,118)
EUR 1,094	01/17/34	2.182%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(1,182)	(1,182)
EUR 389	01/15/54	2.418%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(6,204)	(6,204)
EUR 395	01/15/54	2.421%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(5,872)	(5,872)
EUR 395	01/15/54	2.421%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(5,872)	(5,872)

				$—	$(29,779)	$(29,779)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
CNH	13,525	11/03/28	2.378%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	$—	$38,164	$38,164
GBP	1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	(16,485)	102,960	119,445
MXN	31,562	10/25/32	9.260%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	—	(14,728)	(14,728)
MXN	19,159	03/01/33	8.450%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	—	(61,406)	(61,406)
MXN	24,367	05/23/34	9.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	—	(785)	(785)
	22,990	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(18,303)	(18,303)
	2,756	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(9,598)	(9,598)
	3,392	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(6,226)	(6,226)
	7,668	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(15,678)	(15,678)
	24,220	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(10,022)	(10,022)
	7,760	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	55,997	55,997
	10,265	10/13/25	1.396%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(324,800)	(324,800)
	12,410	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.330%	—	1,863	1,863
	1,715	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	317	3,038	2,721
	6,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.330%	2,252	18,625	16,373
	3,930	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.330%	(4,179)	(25,824)	(21,645)
	1,811	03/18/30	3.650%(A)	1 Day SOFR(2)(A)/ 5.330%	(47,088)	(13,612)	33,476
	3,327	02/28/31	3.870%(A)	1 Day SOFR(1)(A)/ 5.330%	(9,396)	23,963	33,359
	3,440	04/30/31	4.200%(A)	1 Day SOFR(1)(A)/ 5.330%	(26,115)	(55,082)	(28,967)
	1,672	02/15/48	2.600%(A)	1 Day SOFR(1)(A)/ 5.330%	113,693	333,772	220,079
	5,152	05/15/48	3.150%(A)	1 Day SOFR(1)(A)/ 5.330%	(352,917)	552,544	905,461
	485	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.330%	221,386	205,394	(15,992)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
483	03/18/55	3.510%(A)	1 Day SOFR(1)(A)/ 5.330%	$36,099	$10,070	$(26,029)

				$(82,433)	$790,326	$872,759

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	15,979	01/04/27	11.993	%(T)	1 Day BROIS(2)(T)/ 0.039%	$(19,256)	$—	$(19,256)	BOA
BRL	11,954	01/02/29	12.610	%(T)	1 Day BROIS(2)(T)/ 0.039%	30,711	—	30,711	BNP
BRL	9,621	01/02/29	12.893	%(T)	1 Day BROIS(2)(T)/ 0.039%	40,326	—	40,326	JPM

						$51,781	$—	$51,781

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	U.S. Treasury Bill -3 Month Auction Avg Discount +8bps(Q)/ 5.315%	ML	03/31/25	41,044	$(18,179)	$—	$(18,179)
BNP EMU Anti-Value + Quality Index(Q)	1 Day EuroSTR -2bps(T)/ 3.636%	BNP	09/18/24	EUR (2,469)	77,963	—	77,963
BNP EMU Anti-Value 5 Index(Q)	1 Day EuroSTR -2bps(T)/ 3.636%	BNP	09/18/24	EUR (1,868)	66,083	—	66,083
BNP EMU Domestics Index(Q)	1 Day EuroSTR -21bps(Q)/ 3.446%	BNP	01/15/25	EUR 701	(37,952)	—	(37,952)
BNP EMU Domestics Index(Q)	1 Day EuroSTR -21bps(Q)/ 3.446%	BNP	01/15/25	EUR 774	(41,873)	—	(41,873)
BNP EMU Domestics Index(Q)	1 Day EuroSTR -21bps(Q)/ 3.446%	BNP	01/15/25	EUR 822	(38,438)	—	(38,438)
BNP EMU Value + Quality Index(Q)	1 Day EuroSTR -35bps(T)/ 3.306%	BNP	09/18/24	EUR 2,455	(66,930)	—	(66,930)
BNP EMU Value + Quality Index(Q)	1 Day SOFR +55bps(Q)/ 5.880%	BNP	05/22/25	2,171	14,602	—	14,602
BNP EMU Value 5 Index(Q)	1 Day EuroSTR -35bps(T)/ 3.306%	BNP	09/18/24	EUR 1,856	(60,972)	—	(60,972)
BNP US Domestics Index(Q)	1 Day SOFR +38bps(Q)/ 5.710%	BNP	01/15/25	(1,051)	2,126	—	2,126
BNP US Domestics Index(Q)	1 Day SOFR +38bps(Q)/ 5.710%	BNP	01/15/25	(710)	3,376	—	3,376

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Total return swap agreements outstanding at June 30, 2024 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BNP US Domestics Index(Q)	1 Day SOFR +38bps(Q)/ 5.710%	BNP	01/15/25	(611)	$2,907	$—	$2,907
iShares U.S. Real Estate ETF(T)	1 Day USOIS +7bps(T)/ 5.400%	MSCS	08/30/24	34,576	281,647	—	281,647
JPMorgan Japan Growth Index(Q)	1 Day SOFR -19bps(Q)/ 5.140%	JPM	06/17/25	(1,089)	13,857	—	13,857
JPMorgan Japan Value Index(Q)	1 Day SOFR(Q)/ 5.330%	JPM	06/17/25	1,065	(8,706)	—	(8,706)
JPMorgan Korea Value Index(Q)	1 Day SOFR +16bps(Q)/ 5.490%	JPM	06/17/25	544	12,967	—	12,967
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS +9.5bps(Q)/ 5.425%	MSCS	11/29/24	35,211	(493,855)	—	(493,855)
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +56bps(Q)/ 5.890%	BARC	05/29/25	(2,814)	(48,362)	—	(48,362)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(3,721)	98,411	—	98,411
VanEck Gold Miners ETF(Q)	1 Day SOFR +40bps(Q)/ 5.730%	BNP	06/04/25	(489)	24,166	—	24,166
Western Asset Management Emerging Market Frontier(T)	1 Day SOFR +110bps(T)/ 6.430%	JPM	08/01/24	376	(9,615)	—	(9,615)

					$(226,777)	$—	$(226,777)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$(552)	$670,070	$(844,138)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$439,000
GS	4,345,431	—
JPS	—	1,650,794
MSC	842,000	24,810,667

Total	$5,187,431	$26,900,461

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$32,409,136	$—		$—
Fixed Income	202,064,398	—		—
International Equity	76,979	—		—
International Fixed Income	66,978,582	—		—
Common Stocks	559,582,000	343,828,128		—
Preferred Stocks	152,083	1,068,953		—
Unaffiliated Exchange-Traded Funds	208,149,899	—		—
Warrants	—	—		—	**
Asset-Backed Securities
Collateralized Loan Obligations	—	61,489,516		—
Other	—	154,182		—
Commercial Mortgage-Backed Securities	—	750,731		—
Corporate Bonds	—	36,557,650		—
Floating Rate and Other Loans	—	1,198,201		—
Residential Mortgage-Backed Securities	—	478,133		—
Sovereign Bonds	—	17,497,797		—
U.S. Government Agency Obligations	—	4,041,127		—
U.S. Treasury Obligations	—	213,825,813		—
Unaffiliated Funds	117,314,717	—		—
Short-Term Investments
Affiliated Mutual Funds	358,794,299	—		—
U.S. Government Agency Obligation	—	335,852		—
U.S. Treasury Obligations	—	170,798,973		—
Unaffiliated Funds	126,843,188	—		—
Options Purchased	117,781	9,173,572		—

Total	$1,672,483,062	$861,198,628	$	—**

Liabilities
Options Written	$(159,683)	$(37,443)		$—

Other Financial Instruments*
Assets
Financial Futures Contracts	$1,615,463	$—		$—
Commodity Futures Contracts	5,041,908	—		—
OTC Forward Foreign Currency Exchange Contracts	—	5,388,673		—
Centrally Cleared Credit Default Swap Agreements	—	13,271		—
OTC Credit Default Swap Agreement	—	376		—
Centrally Cleared Interest Rate Swap Agreements	—	1,426,938		—
OTC Interest Rate Swap Agreements	—	71,037		—
OTC Total Return Swap Agreements	—	598,105		—

Total	$6,657,371	$7,498,400		$—

Liabilities
Financial Futures Contracts	$(554,560)	$—		$—
Commodity Futures Contracts	(5,231,785)	—		—
OTC Forward Foreign Currency Exchange Contracts	—	(6,605,679)		—

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Centrally Cleared Credit Default Swap Agreement	$—	$(3,067)	$—
Centrally Cleared Inflation Swap Agreements	—	(29,779)	—
Centrally Cleared Interest Rate Swap Agreements	—	(554,179)	—
OTC Interest Rate Swap Agreement	—	(19,256)	—
OTC Total Return Swap Agreements	—	(824,882)	—

Total	$(5,786,345)	$(8,036,842)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	26.8%
U.S. Treasury Obligations	15.6
Unaffiliated Funds	10.0
Unaffiliated Exchange-Traded Funds	8.5
Semiconductors & Semiconductor Equipment	2.6
Collateralized Loan Obligations	2.5
Banks	2.2
Pharmaceuticals	2.1
Specialized REITs	1.9
Software	1.9
Oil, Gas & Consumable Fuels	1.2
Insurance	1.2
Technology Hardware, Storage & Peripherals	1.2
Residential REITs	1.2
Retail REITs	1.2
Health Care REITs	1.1
Industrial REITs	1.1
Interactive Media & Services	1.1
Broadline Retail	0.9
Machinery	0.8
Capital Markets	0.8
Sovereign Bonds	0.7
Automobiles	0.6
Financial Services	0.6
Textiles, Apparel & Luxury Goods	0.6
Metals & Mining	0.6
Aerospace & Defense	0.6
Hotels, Restaurants & Leisure	0.6
Electrical Equipment	0.6
Electric Utilities	0.5
Specialty Retail	0.5
Health Care Equipment & Supplies	0.5
Food Products	0.5
Biotechnology	0.4
Health Care Providers & Services	0.4
Consumer Staples Distribution & Retail	0.4
Diversified REITs	0.4
Chemicals	0.4
Options Purchased	0.4
Beverages	0.3
Entertainment	0.3

Electronic Equipment, Instruments & Components	0.3%
Diversified Telecommunication Services	0.3
Personal Care Products	0.3
Professional Services	0.3
IT Services	0.3
Trading Companies & Distributors	0.3
Industrial Conglomerates	0.3
Building Products	0.2
Multi-Utilities	0.2
Office REITs	0.2
Ground Transportation	0.2
Hotel & Resort REITs	0.2
Construction Materials	0.2
Household Products	0.2
Life Sciences Tools & Services	0.2
U.S. Government Agency Obligations	0.2
Media	0.2
Household Durables	0.2
Real Estate Management & Development	0.1
Oil & Gas	0.1
Tobacco	0.1
Commercial Services & Supplies	0.1
Wireless Telecommunication Services	0.1
Automobile Components	0.1
Construction & Engineering	0.1
Electric	0.1
Communications Equipment	0.1
Pipelines	0.1
Consumer Finance	0.1
Energy Equipment & Services	0.1
Multi-National	0.1
Air Freight & Logistics	0.1
Gas Utilities	0.1
Healthcare-Services	0.1
Foods	0.1
Transportation Infrastructure	0.1
Leisure Products	0.1
Passenger Airlines	0.1
Containers & Packaging	0.1
Leisure Time	0.1
Marine Transportation	0.1
Retail	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Industry Classification (continued):

Telecommunications	0.1%
Diversified Financial Services	0.1
Airlines	0.1
Lodging	0.1
Independent Power & Renewable Electricity Producers	0.0	*
Real Estate	0.0	*
Auto Manufacturers	0.0	*
Commercial Mortgage-Backed Securities	0.0	*
Auto Parts & Equipment	0.0	*
Paper & Forest Products	0.0	*
Home Builders	0.0	*
Electrical Components & Equipment	0.0	*
Agriculture	0.0	*
Transportation	0.0	*
Building Materials	0.0	*
Commercial Services	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Computers	0.0	*
Mining	0.0	*

Packaging & Containers	0.0	*%
Distribution/Wholesale	0.0	*
Health Care Technology	0.0	*
Healthcare-Products	0.0	*
Distributors	0.0	*
Other	0.0	*
Housewares	0.0	*
Gas	0.0	*
Internet	0.0	*
Diversified Consumer Services	0.0	*
Machinery-Diversified	0.0	*
Healthcare	0.0	*
Environmental Control	0.0	*

	102.9
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.9)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$5,041,908	*	Due from/to broker-variation margin futures	$5,231,785	*
Commodity contracts	—	—		Unrealized depreciation on OTC swap agreements	18,179
Credit contracts	Due from/to broker-variation margin swaps	13,271	*	Due from/to broker-variation margin swaps	3,067	*
Credit contracts	—	—		Premiums received for OTC swap agreements	552
Credit contracts	Unrealized appreciation on OTC swap agreements	928		—	—
Equity contracts	Due from/to broker-variation margin futures	148,348	*	Due from/to broker-variation margin futures	56,880	*
Equity contracts	Unaffiliated investments	9,173,572		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	499,694		Unrealized depreciation on OTC swap agreements	797,088
Foreign exchange contracts	Due from/to broker-variation margin futures	62,438	*	—	—
Foreign exchange contracts	Unaffiliated investments	20,781		Options written outstanding, at value	43,911
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,388,673		Unrealized depreciation on OTC forward foreign currency exchange contracts	6,605,679
Interest rate contracts	Due from/to broker-variation margin futures	1,404,677	*	Due from/to broker-variation margin futures	497,680	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,426,938	*	Due from/to broker-variation margin swaps	583,958	*

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unaffiliated investments	$97,000	Options written outstanding, at value	$153,215
Interest rate contracts	Unrealized appreciation on OTC swap agreements	169,448	Unrealized depreciation on OTC swap agreements	28,871

		$23,447,676		$14,020,865

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$2,758,030	$—	$924,964
Credit contracts	—	—	—	—	(64,952)
Equity contracts	6,152,815	—	13,394,589	—	1,836,756
Foreign exchange contracts	(113,941)	71,295	22,126	(5,190,244)	—
Interest rate contracts	(1,307,384)	958,154	(1,725,234)	—	41,742

Total	$4,731,490	$1,029,449	$14,449,511	$(5,190,244)	$2,738,510

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$2,391,411	$—	$570
Credit contracts	—	—	—	—	40,987
Equity contracts	(2,173,665)	—	(5,807,166)	—	(4,180,041)
Foreign exchange contracts	(47,012)	911	281,552	3,087,010	—
Interest rate contracts	(267,296)	86,915	(5,726,510)	—	70,364

Total	$(2,487,973)	$87,826	$(8,860,713)	$3,087,010	$(4,068,120)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 7,213,452
Options Written (2)	2,427,818
Futures Contracts - Long Positions (2)	618,497,536
Futures Contracts - Short Positions (2)	220,865,202
Forward Foreign Currency Exchange Contracts - Purchased (3)	547,734,286
Forward Foreign Currency Exchange Contracts - Sold (3)	601,339,967
Cross Currency Exchange Contracts (4)	306,333
Interest Rate Swap Agreements (2)	138,402,166

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Credit Default Swap Agreements - Buy Protection (2)	$ 6,374,005
Credit Default Swap Agreements - Sell Protection (2)	2,040,292
Total Return Swap Agreements (2)	165,885,664
Inflation Swap Agreements (2)	7,114,252

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$91,893,405	$(91,893,405)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$2,438,366	$(2,491,471)	$(53,105)	$53,105	$—
BARC(5)	24,935	(50,000)	(25,065)	—	(25,065)
BARC(7)	24,538	(26,014)	(1,476)	1,476	—
BNP(3)	31,378	(158,752)	(127,374)	—	(127,374)
BNP(5)	238,085	(248,500)	(10,415)	10,415	—
BNP(7)	4,595	(19,894)	(15,299)	—	(15,299)
BNYM(5)	132	(1)	131	—	131
BOA(3)	4,335	(56,544)	(52,209)	—	(52,209)
BOA(5)	—	(55)	(55)	—	(55)
BOA(7)	62,904	(15,897)	47,007	—	47,007
CITI(3)	91,283	(16,246)	75,037	—	75,037
CITI(5)	—	(20)	(20)	—	(20)
CITI(7)	55,867	(17,951)	37,916	—	37,916
DB(7)	1,189	(6,633)	(5,444)	—	(5,444)
GSB(3)	34,664	(52,392)	(17,728)	17,728	—
GSI(5)	17,422	(90,479)	(73,057)	51,692	(21,365)
GSI(7)	131,416	(75,722)	55,694	—	55,694
HSBC(7)	7,963	(2,220)	5,743	—	5,743
JPM(3)	56,568	(100,169)	(43,601)	—	(43,601)
JPM(5)	26,982	(9,069)	17,913	—	17,913
JPM(7)	13,820	(12,910)	910	—	910
ML(6)	—	(18,179)	(18,179)	—	(18,179)
MSCS(3)	8,843	(119,843)	(111,000)	60,000	(51,000)
MSCS(4)	2,362,725	(3,388,855)	(1,026,130)	1,026,130	—
MSCS(6)	281,647	(493,855)	(212,208)	212,208	—
MSI(7)	24,730	(13,117)	11,613	—	11,613
SSB(7)	92,157	—	92,157	(92,157)	—
UAG(5)	14,571	(708)	13,863	—	13,863
UAG(7)	7,628	(2,316)	5,312	—	5,312

	$6,058,743	$(7,487,812)	$(1,429,069)	$1,340,597	$(88,472)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	Western Asset Management
(4)	Systematic Investments
(5)	Morgan Stanley
(6)	PGIM Quant Solutions
(7)	PGIM Fixed Income

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $91,893,405:
Unaffiliated investments (cost $1,761,865,606)	$1,873,358,296
Affiliated investments (cost $644,146,152)	660,323,394
Cash segregated for counterparty — OTC	6,262,692
Foreign currency, at value (cost $3,358,588)	3,355,810
Receivable for investments sold	29,176,977
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,388,673
Deposit with broker for centrally cleared/exchange-traded derivatives	5,187,431
Dividends and interest receivable	5,086,508
Tax reclaim receivable	1,538,114
Unrealized appreciation on OTC swap agreements	670,070
Due from broker-variation margin swaps	109,954
Receivable from affiliate	11,466
Prepaid expenses and other assets	298,880

Total Assets	2,590,768,265

LIABILITIES
Payable to broker for collateral for securities on loan	93,557,227
Payable for investments purchased	20,925,944
Unrealized depreciation on OTC forward foreign currency exchange contracts	6,605,679
Payable for Portfolio shares purchased	2,986,582
Due to broker-variation margin futures	1,556,269
Unrealized depreciation on OTC swap agreements	844,138
Accrued expenses and other liabilities	783,947
Payable to affiliate	579,443
Options written outstanding, at value (premiums received $313,577)	197,126
Management fee payable	170,981
Payable to custodian	124,301
Distribution fee payable	20,838
Affiliated transfer agent fee payable	707
Premiums received for OTC swap agreements	552

Total Liabilities	128,353,734

NET ASSETS	$2,462,414,531

Net assets were comprised of:
Partners’ Equity	$2,462,414,531

Net asset value and redemption price per share, $2,462,414,531 / 130,450,776 outstanding shares of beneficial interest	$18.88

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $942,854 foreign withholding tax, of which $100,206 is reimbursable by an affiliate)	$18,876,947
Interest income (net of $3,358 foreign withholding tax)	13,615,935
Affiliated dividend income	9,013,370
Income from securities lending, net (including affiliated income of $134,046)	143,155

Total income	41,649,407

EXPENSES
Management fee	10,112,483
Distribution fee	3,066,768
Custodian and accounting fees	284,358
Audit fee	55,346
Professional fees	45,349
Trustees’ fees	23,520
Shareholders’ reports	9,439
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	66,014

Total expenses	13,667,772
Less: Fee waiver and/or expense reimbursement	(1,047,255)
Distribution fee waiver	(144,467)

Net expenses	12,476,050

NET INVESTMENT INCOME (LOSS)	29,173,357

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,852,132) (net of foreign capital gains taxes $(3,954))	41,875,861
Futures transactions	14,449,511
Forward and cross currency contract transactions	(5,190,244)
Options written transactions	1,029,449
Swap agreements transactions	2,738,510
Foreign currency transactions	(2,123,459)

52,779,628

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,707,843)	39,452,073
Futures	(8,860,713)
Forward and cross currency contracts	3,087,010
Options written	87,826
Swap agreements	(4,068,120)
Foreign currencies	157,078

29,855,154

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	82,634,782

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$111,808,139

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$29,173,357	$58,293,714
Net realized gain (loss) on investment and foreign currency transactions	52,779,628	(67,131,919)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	29,855,154	238,193,758

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	111,808,139	229,355,553

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,567,053 and 43,166,077 shares, respectively]	103,124,755	740,046,256
Portfolio shares purchased [15,066,522 and 55,367,945 shares, respectively]	(274,725,397)	(934,801,853)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(171,600,642)	(194,755,597)

TOTAL INCREASE (DECREASE)	(59,792,503)	34,599,956
NET ASSETS:
Beginning of period	2,522,207,034	2,487,607,078

End of period	$2,462,414,531	$2,522,207,034

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021		2020		2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$18.02		$16.35	$18.89	$16.80		$16.12		$13.89

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.40	0.24	0.07		0.01		0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.64		1.27	(2.78)	2.02		0.67		2.14

Total from investment operations	0.86		1.67	(2.54)	2.09		0.68		2.23

Capital Contributions	—		—	—	—		—		—	(b)(c)(d)

Net Asset Value, end of period	$18.88		$18.02	$16.35	$18.89		$16.80		$16.12

Total Return(e)	4.72%		10.21%	(13.45)%	12.44%		4.22%		16.05	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,462		$2,522	$2,488	$4,423		$4,431		$4,662
Average net assets (in millions)	$2,467		$2,463	$3,246	$4,490		$3,925		$4,509
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.02	%(h)	1.07%	1.06%	0.94	%(i)	0.82	%(i)	0.81	%(i)
Expenses before waivers and/or expense reimbursement	1.12	%(h)	1.11%	1.11%	0.99	%(i)	0.83	%(i)	0.82	%(i)
Net investment income (loss)	2.38	%(h)	2.37%	1.39%	0.39%		0.08%		0.60%
Portfolio turnover rate(j)(k)	47%		103%	96%	257%		452%		243%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.02%, 0.04% and 0.04% for the years ended December 31, 2021, 2020 and 2019, respectively.
(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.7%
AFFILIATED MUTUAL FUNDS — 25.5%
Domestic Equity — 14.9%
AST ClearBridge Dividend Growth Portfolio*	1,221,113	$40,260,105
AST Cohen & Steers Realty Portfolio*	802,356	13,503,649
AST Large-Cap Growth Portfolio*	12,400,750	1,083,949,584
AST Large-Cap Value Portfolio*	8,161,477	413,542,049
AST Small-Cap Growth Portfolio*	2,227,221	167,687,500
AST Small-Cap Value Portfolio*	4,228,616	161,194,836

		1,880,137,723

Fixed Income — 10.6%
AST High Yield Portfolio*	3,376,534	41,970,318
AST PGIM Fixed Income Central Portfolio*	120,119,321	1,291,282,699

		1,333,253,017

International Equity — 0.0%
AST Emerging Markets Equity Portfolio*	387,905	3,778,192

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,755,177,684)(wa)		3,217,168,932

COMMON STOCKS — 48.9%
Aerospace & Defense — 1.0%
Airbus SE (France)	39,619	5,437,577
Airbus SE (France), ADR	17,982	615,704
Axon Enterprise, Inc.*	9,106	2,679,349
BAE Systems PLC (United Kingdom)	241,845	4,028,325
Boeing Co. (The)*(a)	17,216	3,133,484
Curtiss-Wright Corp.	28,800	7,804,224
Elbit Systems Ltd. (Israel)	4,798	834,908
General Dynamics Corp.	23,591	6,844,693
General Electric Co.	120,342	19,130,768
Hexcel Corp.	12,800	799,360
Howmet Aerospace, Inc.	130,846	10,157,575
Huntington Ingalls Industries, Inc.	618	152,232
Kongsberg Gruppen ASA (Norway)	23,508	1,914,331
L3Harris Technologies, Inc.	30,756	6,907,182
Leonardo SpA (Italy)	15,555	360,391
Lockheed Martin Corp.	17,702	8,268,604
Northrop Grumman Corp.	44,948	19,595,081
Rheinmetall AG (Germany)	5,094	2,595,982
Rolls-Royce Holdings PLC (United Kingdom)*	1,276,648	7,332,096
RTX Corp.	80,586	8,090,028
Saab AB (Sweden) (Class B Stock)	66,352	1,594,097
Safran SA (France)	50,256	10,591,875
Singapore Technologies Engineering Ltd. (Singapore)	85,800	273,217
Textron, Inc.	3,351	287,717
Thales SA (France)	6,490	1,038,194
TransDigm Group, Inc.	939	1,199,676

		131,666,670

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	1,940	170,953
Deutsche Post AG (Germany)	32,630	1,325,004

	Shares	Value

COMMON STOCKS (continued)
Air Freight & Logistics (cont’d.)
Expeditors International of Washington, Inc.	2,478	$309,230
FedEx Corp.	48,390	14,509,257
Sankyu, Inc. (Japan)	26,300	900,884
United Parcel Service, Inc. (Class B Stock)	75,601	10,345,997

		27,561,325

Automobile Components — 0.1%
Aisin Corp. (Japan)	18,900	617,440
Aptiv PLC*	54,758	3,856,058
BorgWarner, Inc.	3,865	124,608
Bridgestone Corp. (Japan)(a)	15,000	591,891
Cie Generale des Etablissements Michelin SCA (France)	193,341	7,472,844
Denso Corp. (Japan)	84,800	1,323,647
Sumitomo Electric Industries Ltd. (Japan)	135,400	2,116,913

		16,103,401

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	22,999	2,175,508
BYD Co. Ltd. (China) (Class H Stock)	62,319	1,850,802
Ferrari NV (Italy)	25,437	10,380,625
Ford Motor Co.	906,973	11,373,441
General Motors Co.	243,497	11,312,871
Honda Motor Co. Ltd. (Japan)	242,200	2,603,648
Kia Corp. (South Korea)	6,320	591,371
Mahindra & Mahindra Ltd. (India)	70,584	2,422,977
Maruti Suzuki India Ltd. (India)	3,884	560,006
Mazda Motor Corp. (Japan)	216,900	2,091,135
Mercedes-Benz Group AG (Germany)	56,933	3,940,420
Stellantis NV	115,358	2,280,478
Subaru Corp. (Japan)	150,900	3,208,943
Suzuki Motor Corp. (Japan)	48,000	554,142
Tesla, Inc.*	162,913	32,237,224
Toyota Motor Corp. (Japan)	661,600	13,574,362
TVS Motor Co. Ltd. (India)	17,289	489,618
Volkswagen AG (Germany)	2,405	288,177
Volvo Car AB (Sweden) (Class B Stock)*	423,913	1,310,737

		103,246,485

Banks — 2.7%
ABN AMRO Bank NV (Netherlands), 144A, CVA	185,776	3,051,124
AIB Group PLC (Ireland)	352,938	1,863,898
ANZ Group Holdings Ltd. (Australia)	119,312	2,241,598
Banca Monte dei Paschi di Siena SpA (Italy)	108,634	512,160
Banco Bilbao Vizcaya Argentaria SA (Spain)	581,920	5,841,599
Banco BPM SpA (Italy)	263,156	1,693,620
Banco Santander SA (Spain)	1,366,797	6,359,398
Bank Central Asia Tbk PT (Indonesia)	1,497,631	906,203
Bank Hapoalim BM (Israel)	120,060	1,060,322
Bank Leumi Le-Israel BM (Israel)	133,492	1,088,172

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Bank Mandiri Persero Tbk PT (Indonesia)	1,709,100	$639,398
Bank of America Corp.	814,763	32,403,124
Barclays PLC (United Kingdom)	1,742,632	4,604,762
BNP Paribas SA (France)	111,108	7,105,590
BOC Hong Kong Holdings Ltd. (China)	596,000	1,839,074
CaixaBank SA (Spain)	483,638	2,568,380
China Construction Bank Corp. (China) (Class H Stock)	2,358,000	1,743,086
Citigroup, Inc.	40,725	2,584,408
Citizens Financial Group, Inc.	220,625	7,949,119
Commerzbank AG (Germany)	57,926	878,636
Commonwealth Bank of Australia (Australia)	94,650	8,017,932
Credicorp Ltd. (Peru)	8,251	1,331,134
Credit Agricole SA (France)	83,150	1,135,381
Danske Bank A/S (Denmark)	56,563	1,687,050
DBS Group Holdings Ltd. (Singapore)	257,610	6,785,139
DNB Bank ASA (Norway)	71,007	1,393,220
East West Bancorp, Inc.(a)	19,448	1,424,177
Emirates NBD Bank PJSC (United Arab Emirates)	104,258	468,403
Erste Group Bank AG (Austria)	66,970	3,170,035
Fifth Third Bancorp	11,429	417,044
Hana Financial Group, Inc. (South Korea)	10,145	446,177
HSBC Holdings PLC (United Kingdom)	1,348,890	11,643,633
Huntington Bancshares, Inc.	24,448	322,225
ING Groep NV (Netherlands)	299,232	5,141,602
Intesa Sanpaolo SpA (Italy)	1,410,030	5,240,255
Japan Post Bank Co. Ltd. (Japan)	157,500	1,495,458
JPMorgan Chase & Co.	286,887	58,025,765
KB Financial Group, Inc. (South Korea)	24,832	1,412,447
KBC Group NV (Belgium)	11,803	831,668
KeyCorp(a)	15,787	224,333
Lloyds Banking Group PLC (United Kingdom)	2,643,573	1,823,314
M&T Bank Corp.	2,817	426,381
Mitsubishi UFJ Financial Group, Inc. (Japan)	683,600	7,377,430
Mizuho Financial Group, Inc. (Japan)	87,200	1,835,333
National Australia Bank Ltd. (Australia)	186,292	4,492,477
National Bank of Greece SA (Greece)*	122,048	1,014,020
NatWest Group PLC (United Kingdom)	1,146,170	4,509,143
Nordea Bank Abp (Finland)	350,318	4,176,149
NU Holdings Ltd. (Brazil) (Class A Stock)*	350,454	4,517,352
OTP Bank Nyrt (Hungary)	9,309	461,751
Oversea-Chinese Banking Corp. Ltd. (Singapore)	312,600	3,319,621
PNC Financial Services Group, Inc. (The)	118,840	18,477,243
Popular, Inc. (Puerto Rico)	44,400	3,926,292
Regions Financial Corp.	15,549	311,602
Sberbank of Russia PJSC (Russia)*^	306,596	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	138,178	2,042,917

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom)	267,106	$2,411,824
Sumitomo Mitsui Financial Group, Inc. (Japan)	66,600	4,470,521
Swedbank AB (Sweden) (Class A Stock)	76,012	1,565,715
Toronto-Dominion Bank (The) (Canada)	19,565	1,075,464
Truist Financial Corp.	290,307	11,278,427
U.S. Bancorp	301,628	11,974,632
UniCredit SpA (Italy)	222,941	8,250,160
United Overseas Bank Ltd. (Singapore)	75,500	1,741,508
Wells Fargo & Co.	651,050	38,665,859
Westpac Banking Corp. (Australia)	222,346	4,026,052
Wintrust Financial Corp.	8,500	837,760

		342,555,696

Beverages — 0.6%
Ambev SA (Brazil)	611,600	1,249,436
Anheuser-Busch InBev SA/NV (Belgium)	20,279	1,177,313
Asahi Group Holdings Ltd. (Japan)	37,200	1,316,307
Boston Beer Co., Inc. (The) (Class A Stock)*	2,800	854,140
Brown-Forman Corp. (Class B Stock)(a)	3,034	131,039
Carlsberg A/S (Denmark) (Class B Stock)	12,153	1,459,017
Coca-Cola Co. (The)	421,651	26,838,086
Coca-Cola Europacific Partners PLC (United Kingdom)	13,700	998,319
Coca-Cola HBC AG (Italy)*	45,046	1,533,105
Constellation Brands, Inc. (Class A Stock)(a)	2,759	709,836
Diageo PLC (United Kingdom)	113,950	3,577,347
Heineken Holding NV (Netherlands)	3,278	258,371
Keurig Dr. Pepper, Inc.	281,461	9,400,797
Kirin Holdings Co. Ltd. (Japan)(a)	164,700	2,127,528
Molson Coors Beverage Co. (Class B Stock)(a)	3,162	160,725
Monster Beverage Corp.*	11,931	595,953
PepsiCo, Inc.	119,029	19,631,453
Pernod Ricard SA (France)	8,769	1,196,439
Varun Beverages Ltd. (India)	84,865	1,655,099

		74,870,310

Biotechnology — 0.9%
AbbVie, Inc.	287,753	49,355,395
Amgen, Inc.	50,381	15,741,543
Biogen, Inc.*	10,534	2,441,992
CSL Ltd.	30,783	6,036,463
Genmab A/S (Denmark)*	6,139	1,538,393
Gilead Sciences, Inc.	41,305	2,833,936
GRAIL, Inc.*	5,000	76,850
Hugel, Inc. (South Korea)*	3,122	522,644
Incyte Corp.*	2,685	162,765
Moderna, Inc.*	5,583	662,981
Natera, Inc.*	33,869	3,667,674

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Neurocrine Biosciences, Inc.*	21,300	$2,932,371
Regeneron Pharmaceuticals, Inc.*	10,055	10,568,107
United Therapeutics Corp.*	10,200	3,249,210
Vertex Pharmaceuticals, Inc.*	29,012	13,598,505

		113,388,829

Broadline Retail — 1.5%
Amazon.com, Inc.*	858,440	165,893,530
Dollarama, Inc. (Canada)	25,447	2,323,442
eBay, Inc.(a)	8,789	472,145
Etsy, Inc.*	2,020	119,140
MercadoLibre, Inc. (Brazil)*	3,586	5,893,232
Next PLC (United Kingdom)	36,580	4,174,440
Pan Pacific International Holdings Corp. (Japan)	25,200	589,475
PDD Holdings, Inc. (China), ADR*	23,144	3,076,995
Prosus NV (China)*	86,724	3,083,774
Rakuten Group, Inc. (Japan)*	377,100	1,953,543
Vipshop Holdings Ltd. (China), ADR	24,320	316,646
Wesfarmers Ltd. (Australia)	81,670	3,536,435

		191,432,797

Building Products — 0.4%
A.O. Smith Corp.	2,031	166,095
AGC, Inc. (Japan)	31,200	1,015,207
Allegion PLC	1,437	169,782
Armstrong World Industries, Inc.	38,400	4,348,416
Assa Abloy AB (Sweden) (Class B Stock)	50,348	1,425,883
AZEK Co., Inc. (The)*	155,652	6,557,619
Builders FirstSource, Inc.*	2,074	287,062
Carlisle Cos., Inc.	2,400	972,504
Carrier Global Corp.	73,156	4,614,680
Cie de Saint-Gobain SA (France)	83,879	6,523,618
Daikin Industries Ltd. (Japan)	3,400	473,333
Geberit AG (Switzerland)	1,755	1,033,786
Johnson Controls International PLC	44,893	2,984,038
Kingspan Group PLC (Ireland)	6,475	550,295
Masco Corp.(a)	3,730	248,679
Owens Corning	53,200	9,241,904
ROCKWOOL A/S (Denmark) (Class B Stock)	3,867	1,567,602
Trane Technologies PLC	17,962	5,908,241

		48,088,744

Capital Markets — 1.5%
3i Group PLC (United Kingdom)	161,883	6,239,118
Ameriprise Financial, Inc.	12,972	5,541,509
Amundi SA (France), 144A(a)	24,210	1,565,830
Ares Management Corp. (Class A Stock)(a)	16,491	2,197,920
Bank of New York Mellon Corp. (The)	182,570	10,934,117
BlackRock, Inc.	7,068	5,564,778
Blackstone, Inc.	41,506	5,138,443
Brookfield Corp. (Canada)	49,774	2,070,203
Cboe Global Markets, Inc.	1,743	296,415
Charles Schwab Corp. (The)	105,418	7,768,252
CME Group, Inc.	19,000	3,735,400

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Daiwa Securities Group, Inc. (Japan)	243,900	$1,872,495
Deutsche Bank AG (Germany)	201,612	3,222,276
Deutsche Boerse AG (Germany)	11,255	2,300,483
Euronext NV (Netherlands), 144A	30,265	2,804,668
FactSet Research Systems, Inc.(a)	617	251,903
Franklin Resources, Inc.	5,051	112,890
Goldman Sachs Group, Inc. (The)	53,629	24,257,469
Hargreaves Lansdown PLC (United Kingdom)	94,541	1,347,630
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	40,500	1,296,128
IG Group Holdings PLC (United Kingdom)	57,640	597,047
Intercontinental Exchange, Inc.	86,462	11,835,783
Invesco Ltd.	7,572	113,277
Janus Henderson Group PLC	206,000	6,944,260
Japan Exchange Group, Inc. (Japan)	32,000	750,508
KKR & Co., Inc.	106,300	11,187,012
London Stock Exchange Group PLC (United Kingdom)	5,075	601,785
Macquarie Group Ltd. (Australia)	8,359	1,137,421
MarketAxess Holdings, Inc.	598	119,917
Moody’s Corp.(a)	5,003	2,105,913
Morgan Stanley	218,004	21,187,809
MSCI, Inc.	9,840	4,740,420
Nasdaq, Inc.	6,447	388,496
Northern Trust Corp.	19,654	1,650,543
Partners Group Holding AG (Switzerland)	354	453,317
Raymond James Financial, Inc.	51,459	6,360,847
S&P Global, Inc.	29,414	13,118,644
Singapore Exchange Ltd. (Singapore)	102,000	711,288
State Street Corp.	5,046	373,404
T. Rowe Price Group, Inc.(a)	3,747	432,067
UBS Group AG (Switzerland)	353,663	10,387,141
Virtu Financial, Inc. (Class A Stock)	139,500	3,131,775

		186,846,601

Chemicals — 0.7%
Air Liquide SA (France)	24,840	4,287,071
Air Products & Chemicals, Inc.	24,517	6,326,612
Akzo Nobel NV (Netherlands)	31,500	1,919,903
Albemarle Corp.(a)	2,026	193,524
BASF SE (Germany)	41,171	1,990,312
Celanese Corp.(a)	1,710	230,662
CF Industries Holdings, Inc.	3,232	239,556
Corteva, Inc.	11,775	635,143
Dow, Inc.(a)	68,679	3,643,421
DuPont de Nemours, Inc.	30,692	2,470,399
Eastman Chemical Co.	2,017	197,605
Ecolab, Inc.	14,646	3,485,748
FMC Corp.(a)	2,113	121,603
Givaudan SA (Switzerland)	601	2,846,708
International Flavors & Fragrances, Inc.	4,328	412,069
Linde PLC	42,429	18,618,269
LyondellBasell Industries NV (Class A Stock)	42,840	4,098,074

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Mitsubishi Chemical Group Corp. (Japan)	368,900	$2,055,433
Mitsui Chemicals, Inc. (Japan)	22,400	620,288
Mosaic Co. (The)	5,559	160,655
Nippon Paint Holdings Co. Ltd. (Japan)	170,900	1,117,170
Nippon Sanso Holdings Corp. (Japan)	15,400	457,336
Nutrien Ltd. (Canada)	28,193	1,435,359
Orica Ltd. (Australia)	78,808	935,914
PPG Industries, Inc.	101,997	12,840,402
Sherwin-Williams Co. (The)	37,842	11,293,188
Shin-Etsu Chemical Co. Ltd. (Japan)	78,000	3,032,768
Sika AG (Switzerland)	2,125	606,602
Solvay SA (Belgium)	37,622	1,326,704

		87,598,498

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	394,864	3,810,410
Cintas Corp.	1,460	1,022,380
Copart, Inc.*	39,019	2,113,269
Dai Nippon Printing Co. Ltd. (Japan)	27,300	921,119
Pluxee NV (Netherlands)*	19,383	545,778
Republic Services, Inc.	18,535	3,602,092
Rollins, Inc.	4,698	229,215
Secom Co. Ltd. (Japan)	25,200	1,492,445
Serco Group PLC (United Kingdom)	374,059	847,255
Veralto Corp.	11,737	1,120,531
Waste Management, Inc.	52,583	11,218,057

		26,922,551

Communications Equipment — 0.3%
Arista Networks, Inc.*	43,117	15,111,646
Cisco Systems, Inc.	289,970	13,776,475
F5, Inc.*	1,016	174,986
Juniper Networks, Inc.	5,399	196,847
Motorola Solutions, Inc.	2,833	1,093,680
Nokia OYJ (Finland)	701,468	2,669,832

		33,023,466

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	29,670	1,281,505
Eiffage SA (France)	22,380	2,056,866
Ferrovial SE	16,068	624,208
Obayashi Corp. (Japan)	106,600	1,273,912
Quanta Services, Inc.	5,769	1,465,845
Stantec, Inc. (Canada)	5,912	494,939
Taisei Corp. (Japan)	29,400	1,093,760
Vinci SA (France)	53,998	5,691,626

		13,982,661

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	165,000	392,486
Cemex SAB de CV (Mexico), UTS	921,406	589,257
Heidelberg Materials AG (Germany)	38,761	4,006,885
Holcim AG*	58,432	5,164,925
James Hardie Industries PLC, CDI*	96,010	3,004,884
Martin Marietta Materials, Inc.(a)	4,347	2,355,205

	Shares	Value

COMMON STOCKS (continued)
Construction Materials (cont’d.)
Vulcan Materials Co.	65,246	$16,225,375

		31,739,017

Consumer Finance — 0.3%
Ally Financial, Inc.	171,846	6,817,131
American Express Co.	69,566	16,108,007
Capital One Financial Corp.	12,476	1,727,302
Discover Financial Services	4,206	550,187
Synchrony Financial(a)	125,338	5,914,700

		31,117,327

Consumer Staples Distribution & Retail — 0.8%
Carrefour SA (France)	114,779	1,626,448
Coles Group Ltd. (Australia)	195,080	2,209,985
Costco Wholesale Corp.	26,395	22,435,486
Dino Polska SA (Poland), 144A*	5,209	524,912
Dollar General Corp.(a)	3,655	483,301
Dollar Tree, Inc.*	57,052	6,091,442
Endeavour Group Ltd. (Australia)	180,531	605,381
J Sainsbury PLC (United Kingdom)	97,409	313,838
Kesko OYJ (Finland) (Class B Stock)	41,452	729,225
Koninklijke Ahold Delhaize NV (Netherlands)	119,589	3,519,157
Kroger Co. (The)	178,276	8,901,321
Loblaw Cos. Ltd. (Canada)	9,183	1,065,270
Performance Food Group Co.*	27,014	1,785,895
Sugi Holdings Co. Ltd. (Japan)	50,300	691,231
Sysco Corp.(a)	39,532	2,822,189
Target Corp.	84,407	12,495,612
Tesco PLC (United Kingdom)	1,658,075	6,404,766
Walgreens Boots Alliance, Inc.(a)	107,016	1,294,358
Wal-Mart de Mexico SAB de CV (Mexico)	185,425	633,354
Walmart, Inc.	392,656	26,586,738

		101,219,909

Containers & Packaging — 0.1%
Amcor PLC	24,408	238,710
Avery Dennison Corp.	17,031	3,723,828
Ball Corp.	5,337	320,327
International Paper Co.	5,797	250,141
Packaging Corp. of America	1,532	279,682
Smurfit Kappa Group PLC (Ireland)	45,261	2,015,434
Transcontinental, Inc. (Canada) (Class A Stock)	46,201	510,624
Westrock Co.	4,316	216,922

		7,555,668

Distributors — 0.0%
Genuine Parts Co.	28,730	3,973,934
LKQ Corp.	4,524	188,153
Pool Corp.(a)	636	195,462

		4,357,549

Diversified Consumer Services — 0.0%
Service Corp. International	7,878	560,362

Diversified REITs — 0.0%
Covivio SA (France)	11,650	557,083

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified REITs (cont’d.)
GPT Group (The) (Australia)	512,578	$1,366,625
KDX Realty Investment Corp. (Japan)	2,335	2,269,776
Nomura Real Estate Master Fund, Inc. (Japan)	312	277,152
Stockland (Australia)	268,707	744,257

		5,214,893

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	892,706	17,059,612
BT Group PLC (United Kingdom)	316,806	561,651
Deutsche Telekom AG (Germany)	283,828	7,134,159
Elisa OYJ (Finland)	14,236	651,764
Hellenic Telecommunications Organization SA (Greece)	57,463	825,959
Koninklijke KPN NV (Netherlands)	899,744	3,448,480
Orange SA (France)	152,895	1,533,614
Proximus SADP (Belgium)	161,129	1,282,488
Swisscom AG (Switzerland)	2,778	1,562,113
Telenor ASA (Norway)	148,776	1,699,022
Telkom Indonesia Persero Tbk PT (Indonesia)	5,536,100	1,051,788
Telstra Group Ltd. (Australia)	279,294	674,277
Verizon Communications, Inc.	422,324	17,416,642

		54,901,569

Electric Utilities — 0.7%
Alliant Energy Corp.	4,270	217,343
American Electric Power Co., Inc.(a)	23,878	2,095,056
BKW AG (Switzerland)	1,564	249,640
Chubu Electric Power Co., Inc. (Japan)	134,200	1,585,349
CLP Holdings Ltd. (Hong Kong)	167,000	1,350,716
Constellation Energy Corp.	13,933	2,790,362
Duke Energy Corp.	75,633	7,580,696
Edison International	6,468	464,467
Endesa SA (Spain)(a)	20,903	392,746
Enel SpA (Italy)	721,388	5,005,562
Entergy Corp.	3,594	384,558
Evergy, Inc.	29,033	1,537,878
Eversource Energy	5,870	332,888
Exelon Corp.	90,773	3,141,654
FirstEnergy Corp.	8,679	332,145
Iberdrola SA (Spain)	773,727	10,039,048
Kansai Electric Power Co., Inc. (The) (Japan)	183,900	3,088,014
NextEra Energy, Inc.	186,688	13,219,377
NRG Energy, Inc.	106,498	8,291,934
PG&E Corp.	950,320	16,592,587
Pinnacle West Capital Corp.	1,924	146,955
Power Grid Corp. of India Ltd. (India)	427,541	1,693,193
PPL Corp.	12,419	343,385
Southern Co. (The)	18,396	1,426,978
SSE PLC (United Kingdom)	139,639	3,153,550
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	391,100	2,106,067
Verbund AG (Austria)	3,133	247,890
Xcel Energy, Inc.	103,401	5,522,647

		93,332,685

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	161,081	$8,932,090
AMETEK, Inc.(a)	10,920	1,820,473
Eaton Corp. PLC	96,070	30,122,748
Emerson Electric Co.	33,169	3,653,897
GE Vernova, Inc.*	6,286	1,078,112
Generac Holdings, Inc.*(a)	1,011	133,674
Hubbell, Inc.	858	313,582
Legrand SA (France)	31,502	3,126,737
Mitsubishi Electric Corp. (Japan)	261,300	4,187,364
Nidec Corp. (Japan)	71,400	3,212,966
nVent Electric PLC	24,652	1,888,590
Prysmian SpA (Italy)	21,987	1,357,411
Rockwell Automation, Inc.(a)	1,931	531,566
Schneider Electric SE	68,052	16,315,172
Siemens Energy AG (Germany)*	56,184	1,464,975
Vertiv Holdings Co. (Class A Stock)	96,600	8,362,662
Vestas Wind Systems A/S (Denmark)*	55,422	1,285,123

		87,787,142

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	148,214	9,985,177
CDW Corp.	6,666	1,492,117
Corning, Inc.	72,333	2,810,137
Halma PLC (United Kingdom)	38,581	1,315,055
Hexagon AB (Sweden) (Class B Stock)	41,192	466,756
Hon Hai Precision Industry Co. Ltd. (Taiwan)	803,746	5,291,803
Ibiden Co. Ltd. (Japan)	21,000	859,579
Jabil, Inc.	2,164	235,422
Keyence Corp. (Japan)	24,701	10,811,090
Keysight Technologies, Inc.*	2,914	398,489
Murata Manufacturing Co. Ltd. (Japan)	64,000	1,325,336
Shimadzu Corp. (Japan)	17,400	436,114
TD SYNNEX Corp.	59,800	6,900,920
TDK Corp. (Japan)	57,500	3,535,781
TE Connectivity Ltd.	5,185	779,979
Teledyne Technologies, Inc.*	796	308,832
Trimble, Inc.*	4,242	237,213
Yokogawa Electric Corp. (Japan)	37,000	898,585
Zebra Technologies Corp. (Class A Stock)*	857	264,753

		48,353,138

Energy Equipment & Services — 0.2%
Baker Hughes Co.	236,387	8,313,731
Halliburton Co.(a)	85,842	2,899,743
Schlumberger NV	249,086	11,751,877
Tenaris SA	30,967	476,345

		23,441,696

Entertainment — 0.5%
CTS Eventim AG & Co. KGaA (Germany)	14,558	1,211,945
Electronic Arts, Inc.(a)	4,112	572,925
Konami Group Corp. (Japan)	19,400	1,402,707
Live Nation Entertainment, Inc.*	2,426	227,413
NetEase, Inc. (China), ADR	18,577	1,775,590
Netflix, Inc.*	53,126	35,853,675

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Entertainment (cont’d.)
Nintendo Co. Ltd. (Japan)	76,500	$4,085,221
Sea Ltd. (Singapore), ADR*	45,400	3,242,468
Take-Two Interactive Software, Inc.*	2,630	408,939
Tencent Music Entertainment Group (China), ADR(a)	76,771	1,078,632
Toho Co. Ltd. (Japan)	8,500	248,659
Walt Disney Co. (The)	146,214	14,517,588
Warner Bros Discovery, Inc.*	372,846	2,773,974

		67,399,736

Financial Services — 1.3%
Adyen NV (Netherlands), 144A*	2,267	2,692,461
Apollo Global Management, Inc.	17,991	2,124,197
Berkshire Hathaway, Inc. (Class B Stock)*	115,287	46,898,752
Block, Inc.*	38,574	2,487,637
Corpay, Inc.*	8,524	2,270,879
Eurazeo SE (France)	7,566	603,301
EXOR NV (Netherlands)	20,294	2,119,850
Fidelity National Information Services, Inc.	66,533	5,013,927
Fiserv, Inc.*	9,942	1,481,756
Global Payments, Inc.	70,803	6,846,650
Industrivarden AB (Sweden) (Class A Stock)	10,296	350,723
Industrivarden AB (Sweden) (Class C Stock)	17,080	576,739
Investor AB (Sweden) (Class B Stock)	193,867	5,312,550
Jack Henry & Associates, Inc.	1,215	201,714
Mastercard, Inc. (Class A Stock)	88,328	38,966,781
ORIX Corp. (Japan)	28,300	627,238
PayPal Holdings, Inc.*	155,921	9,048,096
Visa, Inc. (Class A Stock)	141,526	37,146,329
Wise PLC (United Kingdom) (Class A Stock)*	59,411	509,547

		165,279,127

Food Products — 0.6%
Archer-Daniels-Midland Co.	118,552	7,166,468
Associated British Foods PLC (United Kingdom)	69,569	2,172,213
AVI Ltd. (South Africa)	116,821	606,850
Bunge Global SA(a)	2,492	266,071
Campbell Soup Co.	3,278	148,133
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	19	221,935
Conagra Brands, Inc.	8,085	229,776
Danone SA (France)	27,619	1,691,658
Freshpet, Inc.*	50,359	6,515,951
General Mills, Inc.(a)	24,720	1,563,787
Gruma SAB de CV (Mexico) (Class B Stock)	46,764	856,577
Hershey Co. (The)	22,468	4,130,292
Hormel Foods Corp.	30,578	932,323
Ingredion, Inc.	13,500	1,548,450
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	189,700	670,552
J.M. Smucker Co. (The)	9,823	1,071,100

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Kellanova	17,925	$1,033,914
Kraft Heinz Co. (The)	13,481	434,358
Lamb Weston Holdings, Inc.	7,963	669,529
McCormick & Co., Inc.(a)	4,236	300,502
Mondelez International, Inc. (Class A Stock)	165,644	10,839,743
Mowi ASA (Norway)	54,874	912,026
Nestle SA	227,971	23,269,978
Orkla ASA (Norway)	155,879	1,264,049
Tyson Foods, Inc. (Class A Stock)	4,833	276,158
WH Group Ltd. (Hong Kong), 144A	4,876,500	3,209,744
Wilmar International Ltd. (China)	929,700	2,119,962

		74,122,099

Gas Utilities — 0.1%
Atmos Energy Corp.	2,509	292,675
Enagas SA (Spain)(a)	71,068	1,056,775
National Fuel Gas Co.	22,400	1,213,856
Osaka Gas Co. Ltd. (Japan)	95,300	2,106,161
Snam SpA (Italy)	92,646	409,126
Tokyo Gas Co. Ltd. (Japan)	107,000	2,303,494
UGI Corp.	148,500	3,400,650

		10,782,737

Ground Transportation — 0.5%
Canadian National Railway Co. (Canada)	16,632	1,964,738
Canadian Pacific Kansas City Ltd. (Canada)	6,215	489,307
Central Japan Railway Co. (Japan)	80,800	1,751,512
CSX Corp.	398,129	13,317,415
East Japan Railway Co. (Japan)	14,600	243,085
J.B. Hunt Transport Services, Inc.	1,416	226,560
Norfolk Southern Corp.	31,891	6,846,679
Old Dominion Freight Line, Inc.	2,966	523,796
TFI International, Inc. (Canada)	8,025	1,164,909
Uber Technologies, Inc.*	175,924	12,786,156
Union Pacific Corp.	94,596	21,403,291
West Japan Railway Co. (Japan)	78,400	1,462,904

		62,180,352

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	214,600	22,299,086
Alcon, Inc. (Switzerland)	31,370	2,788,539
Align Technology, Inc.*	1,155	278,852
Baxter International, Inc.	8,558	286,265
Becton, Dickinson & Co.	61,511	14,375,736
Boston Scientific Corp.*	225,860	17,393,479
Cochlear Ltd. (Australia)	11,286	2,491,271
ConvaTec Group PLC (United Kingdom), 144A	405,285	1,200,745
Cooper Cos., Inc. (The)	3,382	295,249
Demant A/S (Denmark)*	62,860	2,722,507
Dexcom, Inc.*	6,481	734,816
Edwards Lifesciences Corp.*	10,263	947,993
EssilorLuxottica SA (France)	9,427	2,025,708
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	96,044	1,757,916

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
GE HealthCare Technologies, Inc.	30,248	$2,356,924
Hologic, Inc.*	22,180	1,646,865
Hoya Corp. (Japan)	23,500	2,748,075
IDEXX Laboratories, Inc.*	3,005	1,464,036
Insulet Corp.*	1,196	241,353
Intuitive Surgical, Inc.*	16,771	7,460,579
Medtronic PLC	211,930	16,681,010
Olympus Corp. (Japan)	118,800	1,917,709
ResMed, Inc.(a)	2,440	467,065
Siemens Healthineers AG (Germany), 144A	4,631	266,695
Solventum Corp.*(a)	2,370	125,326
Sonova Holding AG (Switzerland)	791	243,681
STERIS PLC	1,631	358,070
Stryker Corp.	24,609	8,373,212
Teleflex, Inc.	816	171,629
Terumo Corp. (Japan)	28,700	475,995
Zimmer Biomet Holdings, Inc.	49,945	5,420,531

		120,016,917

Health Care Providers & Services — 1.0%
Apollo Hospitals Enterprise Ltd. (India)	25,765	1,907,747
Cardinal Health, Inc.	4,135	406,553
Cencora, Inc.	12,181	2,744,379
Centene Corp.*	212,002	14,055,733
Cigna Group (The)	48,442	16,013,472
CVS Health Corp.	44,081	2,603,424
DaVita, Inc.*(a)	911	126,237
Elevance Health, Inc.	28,925	15,673,301
Fresenius Medical Care AG (Germany)	63,455	2,425,045
Fresenius SE & Co. KGaA (Germany)* .	54,607	1,631,345
HCA Healthcare, Inc.(a)	3,298	1,059,581
Henry Schein, Inc.*(a)	2,161	138,520
Humana, Inc.	2,029	758,136
Labcorp Holdings, Inc.	31,238	6,357,245
McKesson Corp.	20,112	11,746,213
Molina Healthcare, Inc.*	7,372	2,191,696
Odontoprev SA (Brazil)	204,300	418,095
Quest Diagnostics, Inc.	1,839	251,722
Ramsay Health Care Ltd. (Australia)	29,917	944,544
Tenet Healthcare Corp.*	5,800	771,574
UnitedHealth Group, Inc.	84,630	43,098,674
Universal Health Services, Inc. (Class B Stock)	1,036	191,587

		125,514,823

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a) .	54,842	6,414,869
Healthpeak Properties, Inc.	52,887	1,036,585
Ventas, Inc.	56,636	2,903,161
Welltower, Inc.	9,346	974,321

		11,328,936

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	11,631	1,104,625

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	11,891	213,800

	Shares	Value

COMMON STOCKS (continued)
Hotel & Resort REITs (cont’d.)
Park Hotels & Resorts, Inc.	315,400	$4,724,692

		4,938,492

Hotels, Restaurants & Leisure — 0.9%
Accor SA (France)	46,283	1,893,854
Airbnb, Inc. (Class A Stock)*	35,077	5,318,726
Amadeus IT Group SA (Spain)	19,194	1,277,254
Aristocrat Leisure Ltd. (Australia)	110,979	3,675,129
Booking Holdings, Inc.	571	2,262,016
Caesars Entertainment, Inc.*(a)	3,612	143,541
Carnival Corp.*	16,940	317,117
Chipotle Mexican Grill, Inc.*(a)	233,250	14,613,112
Compass Group PLC (United Kingdom)	208,544	5,681,434
Darden Restaurants, Inc.(a)	20,865	3,157,292
Domino’s Pizza, Inc.	3,618	1,868,082
Evolution AB (Sweden), 144A	10,108	1,052,135
Expedia Group, Inc.*	2,190	275,918
Flutter Entertainment PLC (United Kingdom)*	4,262	775,251
Genting Singapore Ltd. (Singapore)	1,882,400	1,196,533
Hilton Worldwide Holdings, Inc.	46,999	10,255,182
Indian Hotels Co. Ltd. (India)	140,027	1,047,556
InterContinental Hotels Group PLC (United Kingdom)	15,985	1,679,646
J D Wetherspoon PLC (United Kingdom)*	57,625	531,034
La Francaise des Jeux SAEM (France), 144A.	52,099	1,774,496
Las Vegas Sands Corp.	6,266	277,270
Lottery Corp. Ltd. (The) (Australia)	212,374	715,796
Marriott International, Inc. (Class A Stock)	51,230	12,385,877
McDonald’s Corp.	113,010	28,799,468
Meituan (China) (Class B Stock), 144A*	134,786	1,915,887
MGM Resorts International*	4,640	206,202
Norwegian Cruise Line Holdings Ltd.*	7,175	134,818
Oriental Land Co. Ltd. (Japan)	28,800	804,791
Royal Caribbean Cruises Ltd.*(a)	14,804	2,360,202
Sodexo SA (France)	32,198	2,900,427
Starbucks Corp.	19,028	1,481,330
Texas Roadhouse, Inc.	22,019	3,780,882
Trip.com Group Ltd. (China), ADR*(a)	34,654	1,628,738
Whitbread PLC (United Kingdom)	39,968	1,499,980
Wynn Resorts Ltd.	1,650	147,675
Yum! Brands, Inc.(a)	4,685	620,575

		118,455,226

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	138,603	823,181
Berkeley Group Holdings PLC (United Kingdom)	29,418	1,699,759
D.R. Horton, Inc.	4,987	702,818
Garmin Ltd.(a)	2,611	425,384
Lennar Corp. (Class A Stock)	55,926	8,381,630

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Midea Group Co. Ltd. (China) (Class A Stock)	49,300	$435,025
Mohawk Industries, Inc.*	914	103,821
NVR, Inc.*	60	455,313
Panasonic Holdings Corp. (Japan)	124,700	1,025,096
PulteGroup, Inc.	3,608	397,241
SEB SA (France)	7,813	801,879
Sekisui Chemical Co. Ltd. (Japan)	91,200	1,266,094
Sekisui House Ltd. (Japan)	12,000	266,702
Sony Group Corp. (Japan)	69,600	5,931,394
Toll Brothers, Inc.	16,240	1,870,523

		24,585,860

Household Products — 0.4%
Church & Dwight Co., Inc.	4,151	430,376
Clorox Co. (The)(a)	2,130	290,681
Colgate-Palmolive Co.	152,780	14,825,771
Essity AB (Sweden) (Class B Stock)	136,649	3,493,408
Henkel AG & Co. KGaA (Germany)	8,617	677,961
Kimberly-Clark Corp.	19,778	2,733,319
Procter & Gamble Co. (The)	182,861	30,157,436
Reckitt Benckiser Group PLC (United Kingdom)	60,914	3,295,402

		55,904,354

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	400,105	7,029,845
Electric Power Development Co. Ltd. (Japan)	31,200	487,791
RWE AG (Germany)	31,696	1,087,342
Vistra Corp.	10,620	913,108

		9,518,086

Industrial Conglomerates — 0.3%
3M Co.	115,980	11,851,996
CK Hutchison Holdings Ltd. (United Kingdom)	210,000	1,001,716
Hitachi Ltd. (Japan)	352,500	7,937,005
Honeywell International, Inc.	34,489	7,364,781
Siemens AG (Germany)	54,897	10,217,728
Smiths Group PLC (United Kingdom)	64,786	1,393,976

		39,767,202

Industrial REITs — 0.2%
Americold Realty Trust, Inc.	110,300	2,817,062
Goodman Group (Australia)	167,216	3,857,656
Prologis, Inc.(a)	141,339	15,873,783

		22,548,501

Insurance — 1.7%
Admiral Group PLC (United Kingdom)	9,061	299,421
Aflac, Inc.(a)	9,248	825,939
Ageas SA/NV (Belgium)	44,946	2,050,741
AIA Group Ltd. (Hong Kong)	461,200	3,120,364
Allianz SE (Germany)	32,916	9,141,790
Allstate Corp. (The)	67,174	10,725,001
American International Group, Inc.	12,257	909,960
Aon PLC (Class A Stock)	3,474	1,019,897

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Arch Capital Group Ltd.*	6,533	$659,114
Arthur J. Gallagher & Co.(a)	12,626	3,274,048
Assicurazioni Generali SpA (Italy)	66,993	1,667,722
Assurant, Inc.	43,016	7,151,410
Aviva PLC (United Kingdom)	461,796	2,781,539
AXA SA (France)	203,116	6,656,361
Beazley PLC (United Kingdom)	62,692	559,936
Brown & Brown, Inc.(a)	4,366	390,364
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	615,200	1,497,093
Chubb Ltd.	67,023	17,096,227
Cincinnati Financial Corp.	2,937	346,860
Dai-ichi Life Holdings, Inc. (Japan)	116,700	3,125,209
DB Insurance Co. Ltd. (South Korea)	14,178	1,174,689
Everest Group Ltd.(a)	787	299,863
Fairfax Financial Holdings Ltd. (Canada)	1,479	1,682,550
Globe Life, Inc.	1,731	142,427
Hannover Rueck SE (Germany)	10,216	2,586,061
Hartford Financial Services Group, Inc. (The)	25,583	2,572,115
iA Financial Corp., Inc. (Canada)	10,740	674,444
Insurance Australia Group Ltd. (Australia)	280,218	1,328,386
Japan Post Holdings Co. Ltd. (Japan)	301,200	2,993,846
Loews Corp.	20,204	1,510,047
Manulife Financial Corp. (Canada)	59,945	1,596,284
Markel Group, Inc.*	945	1,488,999
Marsh & McLennan Cos., Inc.	102,850	21,672,552
Medibank Private Ltd. (Australia)	723,250	1,792,443
MetLife, Inc.	303,574	21,307,859
MS&AD Insurance Group Holdings, Inc. (Japan)	85,300	1,904,409
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	13,252	6,625,408
NN Group NV (Netherlands)	10,144	471,478
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	276,500	1,252,705
Principal Financial Group, Inc.	4,057	318,272
Progressive Corp. (The)	86,827	18,034,836
QBE Insurance Group Ltd. (Australia)	65,649	757,827
RenaissanceRe Holdings Ltd. (Bermuda)	4,937	1,103,469
Sampo OYJ (Finland) (Class A Stock)	46,448	2,003,035
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	6,891	1,938,357
Sompo Holdings, Inc. (Japan)	117,400	2,515,142
Suncorp Group Ltd. (Australia)	22,654	261,971
Swiss Re AG	25,338	3,141,329
T&D Holdings, Inc. (Japan)	89,900	1,570,289
Talanx AG (Germany)	21,758	1,733,887
Tokio Marine Holdings, Inc. (Japan)	157,900	5,933,733
Travelers Cos., Inc. (The)	71,945	14,629,296
Unum Group	23,200	1,185,752
W.R. Berkley Corp.(a)	3,744	294,203
Willis Towers Watson PLC	1,832	480,240

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)	12,456	$6,635,261

		208,912,460

Interactive Media & Services — 2.3%
Alphabet, Inc. (Class A Stock)	627,912	114,374,171
Alphabet, Inc. (Class C Stock)	371,526	68,145,299
Auto Trader Group PLC (United Kingdom), 144A	174,616	1,757,540
Kanzhun Ltd. (China), ADR(a)	25,455	478,809
Match Group, Inc.*	4,552	138,290
Meta Platforms, Inc. (Class A Stock)	193,119	97,374,462
Pinterest, Inc. (Class A Stock)*	141,600	6,240,312
REA Group Ltd. (Australia)	7,734	1,009,865
Scout24 SE (Germany), 144A	23,084	1,763,704
Tencent Holdings Ltd. (China)	59,500	2,822,699

		294,105,151

IT Services — 0.5%
Accenture PLC (Class A Stock)	25,433	7,716,626
Akamai Technologies, Inc.*	2,555	230,154
Capgemini SE (France)	5,929	1,177,722
CGI, Inc. (Canada)*	9,728	970,987
Cognizant Technology Solutions Corp. (Class A Stock)	136,023	9,249,564
EPAM Systems, Inc.*	1,001	188,298
Fujitsu Ltd. (Japan)	48,400	759,081
Gartner, Inc.*	1,337	600,393
Globant SA*	8,399	1,497,206
GoDaddy, Inc. (Class A Stock)*	1,900	265,449
International Business Machines Corp.	118,462	20,488,003
NEC Corp. (Japan)	36,800	3,034,402
NTT Data Group Corp. (Japan)	43,200	638,195
SCSK Corp. (Japan)	31,200	624,204
Tata Consultancy Services Ltd. (India)	61,451	2,870,577
TIS, Inc. (Japan)	31,200	606,155
Twilio, Inc. (Class A Stock)*	50,300	2,857,543
VeriSign, Inc.*	1,444	256,743
Wix.com Ltd. (Israel)*	19,200	3,054,144

		57,085,446

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	100,000	1,959,136
Hasbro, Inc.	2,231	130,514
Sankyo Co. Ltd. (Japan)	165,300	1,797,428
Shimano, Inc. (Japan)	13,100	2,024,524

		5,911,602

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	4,983	645,946
Avantor, Inc.*	111,800	2,370,160
Bio-Rad Laboratories, Inc. (Class A Stock)*(a)	417	113,887
Bio-Techne Corp.(a)	2,684	192,309
Charles River Laboratories International, Inc.*(a)	830	171,461
Danaher Corp.	66,996	16,738,951
Illumina, Inc.*	30,000	3,131,400

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
IQVIA Holdings, Inc.*	3,049	$644,681
Lonza Group AG (Switzerland)	2,012	1,095,343
Medpace Holdings, Inc.*	12,400	5,106,940
Mettler-Toledo International, Inc.*(a)	958	1,338,891
QIAGEN NV*	19,470	800,022
Revvity, Inc.(a)	2,049	214,858
Thermo Fisher Scientific, Inc.	38,656	21,376,768
Waters Corp.*	1,015	294,472
West Pharmaceutical Services, Inc.	4,895	1,612,364

		55,848,453

Machinery — 1.1%
Alfa Laval AB (Sweden)	42,271	1,851,117
Allison Transmission Holdings, Inc.	89,800	6,815,820
Atlas Copco AB (Sweden) (Class A Stock)	463,687	8,706,306
Atlas Copco AB (Sweden) (Class B Stock)	110,101	1,777,834
Caterpillar, Inc.	32,059	10,678,853
Cummins, Inc.	22,311	6,178,585
Daimler Truck Holding AG (Germany)	68,681	2,739,214
Deere & Co.	38,383	14,341,040
Donaldson Co., Inc.	66,700	4,773,052
Doosan Bobcat, Inc. (South Korea)	22,869	846,662
Dover Corp.(a)	27,750	5,007,487
Epiroc AB (Sweden) (Class B Stock)	33,462	614,223
FANUC Corp. (Japan)	108,000	2,964,895
Flowserve Corp.	172,800	8,311,680
Fortive Corp.	60,745	4,501,204
GEA Group AG (Germany)	56,918	2,366,277
Hitachi Construction Machinery Co. Ltd. (Japan)	33,400	895,624
IDEX Corp.	1,234	248,281
Illinois Tool Works, Inc.	4,577	1,084,566
Indutrade AB (Sweden)	50,187	1,289,037
Ingersoll Rand, Inc.	6,776	615,532
ITT, Inc.	57,100	7,376,178
Knorr-Bremse AG (Germany)	19,180	1,466,022
Komatsu Ltd. (Japan)	74,300	2,170,269
Kone OYJ (Finland) (Class B Stock)	18,459	915,222
Mitsubishi Heavy Industries Ltd. (Japan)	42,800	460,745
Nordson Corp.(a)	909	210,833
OSG Corp. (Japan)	58,700	718,874
Otis Worldwide Corp.(a)	72,076	6,938,036
PACCAR, Inc.(a)	8,842	910,195
Parker-Hannifin Corp.	23,301	11,785,879
Pentair PLC	2,737	209,846
Rational AG (Germany)	1,668	1,382,973
Sandvik AB (Sweden)	11,399	229,055
Schindler Holding AG (Switzerland)	1,830	456,197
Schindler Holding AG (Switzerland) (Part. Cert.)	7,500	1,881,778
SKF AB (Sweden) (Class B Stock)	79,158	1,590,858
SMC Corp. (Japan)	1,600	762,331
Snap-on, Inc.(a)	917	239,695
Stanley Black & Decker, Inc.	2,612	208,673

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Techtronic Industries Co. Ltd. (Hong Kong)	265,664	$3,028,540
Toyota Industries Corp. (Japan)	26,400	2,245,727
Trelleborg AB (Sweden) (Class B Stock)	55,306	2,152,299
VAT Group AG (Switzerland), 144A	1,657	935,637
Volvo AB (Sweden) (Class A Stock)	15,769	412,252
Volvo AB (Sweden) (Class B Stock)	174,397	4,481,032
Wartsila OYJ Abp (Finland)	116,964	2,267,497
Westinghouse Air Brake Technologies Corp.	12,036	1,902,290
Xylem, Inc.	4,063	551,065

		144,497,287

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	234	397,055
Kawasaki Kisen Kaisha Ltd. (Japan)	128,900	1,879,735
Kirby Corp.*	24,248	2,903,213
Mitsui OSK Lines Ltd. (Japan)	57,400	1,725,826
SITC International Holdings Co. Ltd. (China)	216,000	585,703

		7,491,532

Media — 0.2%
Charter Communications, Inc. (Class A Stock)*(a)	1,648	492,686
Comcast Corp. (Class A Stock)	500,016	19,580,626
Fox Corp. (Class A Stock)(a)	3,991	137,171
Fox Corp. (Class B Stock)	2,505	80,210
Informa PLC (United Kingdom)	156,701	1,691,109
Interpublic Group of Cos., Inc. (The)(a)	6,429	187,020
News Corp. (Class A Stock)	6,422	177,054
News Corp. (Class B Stock)(a)	2,843	80,713
Omnicom Group, Inc.(a)	3,341	299,688
Paramount Global (Class B Stock)(a)	8,178	84,969
Publicis Groupe SA (France)(a)	35,594	3,780,760
Vivendi SE (France)	85,484	893,446
WPP PLC (United Kingdom)	89,180	816,593

		28,302,045

Metals & Mining — 0.6%
Agnico Eagle Mines Ltd. (Canada)(a)	25,808	1,687,843
Anglo American PLC (South Africa)	36,389	1,149,911
Antofagasta PLC (Chile)	46,830	1,244,556
APL Apollo Tubes Ltd. (India)	28,855	537,382
ArcelorMittal SA (Luxembourg)	24,220	554,862
Barrick Gold Corp. (Canada)	29,675	494,979
BHP Group Ltd. (Australia)	374,948	10,716,749
BlueScope Steel Ltd. (Australia)	200,628	2,723,453
Boliden AB (Sweden)	49,542	1,593,312
Fortescue Ltd. (Australia)	306,753	4,367,076
Freeport-McMoRan, Inc.	188,312	9,151,963
Glencore PLC (Australia)	1,682,018	9,571,146
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	61,532	793,860
JFE Holdings, Inc. (Japan)	132,100	1,906,550
Lundin Mining Corp. (Chile)	139,506	1,553,069

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Newmont Corp.(a)	19,422	$813,199
Nippon Steel Corp. (Japan)	80,600	1,708,594
Norsk Hydro ASA (Norway)	110,141	686,672
Northern Star Resources Ltd. (Australia)	253,985	2,205,623
Nucor Corp.	38,810	6,135,085
Pilbara Minerals Ltd. (Australia)	157,951	321,398
Rio Tinto Ltd. (Australia)	27,024	2,140,621
Rio Tinto PLC (Australia)	136,636	8,965,821
Southern Copper Corp. (Mexico)(a)	12,400	1,335,976
SSR Mining, Inc. (Canada)	215,700	972,807
Steel Dynamics, Inc.	2,573	333,204
Sumitomo Metal Mining Co. Ltd. (Japan)	27,300	829,468
Vale SA (Brazil)	160,600	1,790,701
voestalpine AG (Austria)	59,686	1,613,601

		77,899,481

Multi-Utilities — 0.4%
Ameren Corp.	4,433	315,231
CenterPoint Energy, Inc.	95,788	2,967,512
Centrica PLC (United Kingdom)	1,830,642	3,120,322
CMS Energy Corp.	110,886	6,601,044
Consolidated Edison, Inc.	5,785	517,295
Dominion Energy, Inc.	70,370	3,448,130
DTE Energy Co.	21,516	2,388,491
E.ON SE (Germany)	344,351	4,525,697
Engie SA (France)	233,526	3,344,174
National Grid PLC (United Kingdom)	244,852	2,734,052
National Grid PLC (United Kingdom), ADR	32,738	1,859,518
NiSource, Inc.(a)	299,487	8,628,220
Public Service Enterprise Group, Inc.	39,583	2,917,267
Sembcorp Industries Ltd. (Singapore)	289,300	1,022,557
Sempra(a)	21,103	1,605,094
WEC Energy Group, Inc.	5,347	419,526

		46,414,130

Office REITs — 0.0%
Boston Properties, Inc.(a)	2,419	148,914
Dexus (Australia)	158,469	683,618
Gecina SA (France)	11,317	1,044,686
Japan Real Estate Investment Corp. (Japan)	196	619,517
Nippon Building Fund, Inc. (Japan)	162	568,267

		3,065,002

Oil, Gas & Consumable Fuels — 2.0%
Ampol Ltd. (Australia)	48,939	1,052,604
Antero Resources Corp.*(a)	176,400	5,755,932
APA Corp.	6,108	179,820
ARC Resources Ltd. (Canada)(a)	86,350	1,540,736
BP PLC	1,085,319	6,534,464
Cameco Corp. (Canada)	9,838	484,030
Cenovus Energy, Inc. (Canada)	31,869	626,408
Cheniere Energy, Inc.	68,745	12,018,688
Chevron Corp.	202,113	31,614,515
ConocoPhillips	240,688	27,529,893

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Coterra Energy, Inc.	12,705	$338,842
Devon Energy Corp.	10,772	510,593
Diamondback Energy, Inc.	48,791	9,767,470
ENEOS Holdings, Inc. (Japan)	428,500	2,208,254
Eni SpA (Italy)	247,617	3,802,072
EOG Resources, Inc.	46,996	5,915,387
EQT Corp.(a)	6,943	256,752
Equinor ASA (Norway)	45,530	1,304,153
Exxon Mobil Corp.	494,596	56,937,892
Galp Energia SGPS SA (Portugal)	32,241	680,958
Harbour Energy PLC (United Kingdom)	286,264	1,123,956
Hess Corp.	4,655	686,706
HF Sinclair Corp.	23,400	1,248,156
Idemitsu Kosan Co. Ltd. (Japan)	351,000	2,281,347
Inpex Corp. (Japan)(a)	169,100	2,483,315
Kinder Morgan, Inc.	32,551	646,788
LUKOIL PJSC (Russia), ADR*^(a)	15,069	2
Marathon Oil Corp.	142,531	4,086,364
Marathon Petroleum Corp.	5,969	1,035,502
Occidental Petroleum Corp.(a)	11,131	701,587
ONEOK, Inc.	9,783	797,804
Pembina Pipeline Corp. (Canada)	44,582	1,654,166
PetroChina Co. Ltd. (China) (Class H Stock)	2,118,000	2,138,662
Petroleo Brasileiro SA (Brazil), ADR	107,162	1,552,777
Phillips 66	69,795	9,852,960
Repsol SA (Spain)(a)	176,424	2,797,851
Shell PLC	464,313	16,653,980
Shell PLC, ADR	44,635	3,221,754
Suncor Energy, Inc. (Canada)	34,407	1,311,593
Targa Resources Corp.	3,805	490,008
TotalEnergies SE (France)	247,374	16,562,621
TotalEnergies SE (France), ADR(a)	12,345	823,165
Valero Energy Corp.	10,041	1,574,027
Williams Cos., Inc. (The)	219,883	9,345,028

		252,129,582

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	68,996	1,322,445
UPM-Kymmene OYJ (Finland)	49,750	1,747,347

		3,069,792

Passenger Airlines — 0.1%
Air Canada (Canada)*	65,342	854,955
American Airlines Group, Inc.*(a)	11,020	124,857
ANA Holdings, Inc. (Japan)	13,200	243,978
Delta Air Lines, Inc.	98,196	4,658,418
Japan Airlines Co. Ltd. (Japan)	79,800	1,260,841
Singapore Airlines Ltd. (Singapore)	301,100	1,529,880
Southwest Airlines Co.(a)	10,100	288,961
United Airlines Holdings, Inc.*(a)	32,572	1,584,953

		10,546,843

Personal Care Products — 0.3%
Amorepacific Corp. (South Korea)	6,589	797,605
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,952	420,493
Haleon PLC	399,606	1,625,884

	Shares	Value

COMMON STOCKS (continued)
Personal Care Products (cont’d.)
Kao Corp. (Japan)	31,200	$1,263,193
Kenvue, Inc.	109,723	1,994,764
L’Oreal SA (France)	25,816	11,363,314
Unilever PLC (United Kingdom)	200,378	10,998,219
Unilever PLC (United Kingdom), ADR(a)	47,574	2,616,094

		31,079,566

Pharmaceuticals — 2.6%
AstraZeneca PLC (United Kingdom)	129,460	20,148,256
AstraZeneca PLC (United Kingdom), ADR	79,634	6,210,656
Bayer AG (Germany)	22,512	634,568
Bristol-Myers Squibb Co.	288,167	11,967,576
Catalent, Inc.*	3,032	170,489
Chugai Pharmaceutical Co. Ltd. (Japan)	104,800	3,731,755
Daiichi Sankyo Co. Ltd. (Japan)	156,000	5,421,584
Eisai Co. Ltd. (Japan)	15,000	617,455
Elanco Animal Health, Inc.*	373,600	5,391,048
Eli Lilly & Co.	76,782	69,516,887
GSK PLC	384,619	7,397,846
Hikma Pharmaceuticals PLC (Jordan)	86,613	2,063,643
Ipsen SA (France)	11,616	1,427,128
Johnson & Johnson	243,960	35,657,194
Kyowa Kirin Co. Ltd. (Japan)	57,200	980,444
Merck & Co., Inc.	246,316	30,493,921
Merck KGaA (Germany)	12,943	2,140,453
Novartis AG (Switzerland)	170,965	18,202,929
Novo Nordisk A/S (Denmark), ADR	41,144	5,872,895
Novo Nordisk A/S (Denmark) (Class B Stock)	311,469	44,566,501
Ono Pharmaceutical Co. Ltd. (Japan)	134,400	1,836,350
Orion OYJ (Finland) (Class B Stock)	25,055	1,068,584
Otsuka Holdings Co. Ltd. (Japan)	27,600	1,166,010
Pfizer, Inc.	206,747	5,784,781
Roche Holding AG	68,206	18,897,074
Sanofi SA	108,487	10,462,822
Sanofi SA, ADR	46,123	2,237,888
Santen Pharmaceutical Co. Ltd. (Japan)	144,100	1,474,214
Shionogi & Co. Ltd. (Japan)	67,000	2,609,552
Sun Pharmaceutical Industries Ltd. (India)	100,838	1,836,228
Takeda Pharmaceutical Co. Ltd. (Japan)	74,400	1,929,806
Teva Pharmaceutical Industries Ltd.
(Israel), ADR*	93,400	1,517,750
Viatris, Inc.	20,174	214,450
Zoetis, Inc.	7,728	1,339,726

		324,988,463

Professional Services — 0.4%
Automatic Data Processing, Inc.	54,885	13,100,501
Broadridge Financial Solutions, Inc.(a)	2,031	400,107
Bureau Veritas SA (France)(a)	44,249	1,229,640
Computershare Ltd. (Australia)	76,584	1,339,441
Dayforce, Inc.*(a)	2,583	128,117

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Dun & Bradstreet Holdings, Inc.(a)	728,800	$6,748,688
Equifax, Inc.	2,028	491,709
Experian PLC	49,400	2,294,965
Intertek Group PLC (United Kingdom)	14,410	871,087
Jacobs Solutions, Inc.	2,138	298,700
Leidos Holdings, Inc.	18,738	2,733,499
Paychex, Inc.(a)	5,351	634,415
Paycom Software, Inc.	795	113,717
Recruit Holdings Co. Ltd. (Japan)	121,600	6,542,952
RELX PLC (United Kingdom)	107,787	4,938,681
Verisk Analytics, Inc.	2,468	665,249
Wolters Kluwer NV (Netherlands)	36,337	6,000,628

		48,532,096

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	4,983	444,035
CoStar Group, Inc.*	6,883	510,306
Daito Trust Construction Co. Ltd. (Japan)	13,800	1,428,457
Daiwa House Industry Co. Ltd. (Japan)	22,500	572,847
Emaar Properties PJSC (United Arab Emirates)	294,237	657,461
Henderson Land Development Co. Ltd. (Hong Kong)	96,000	257,393
Hulic Co. Ltd. (Japan)	165,400	1,470,125
Jones Lang LaSalle, Inc.*	25,400	5,214,112
KE Holdings, Inc. (China), ADR(a)	94,208	1,333,043
Mitsubishi Estate Co. Ltd. (Japan)	54,400	856,442
Mitsui Fudosan Co. Ltd. (Japan)	124,400	1,144,967
Nomura Real Estate Holdings, Inc. (Japan)	66,600	1,676,549
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	63,000	556,202
Swiss Prime Site AG (Switzerland)	6,538	619,116
Vonovia SE (Germany)	52,285	1,487,948

		18,229,003

Residential REITs — 0.1%
AvalonBay Communities, Inc.	16,666	3,448,029
Camden Property Trust(a)	1,822	198,798
Equity Residential	145,034	10,056,658
Essex Property Trust, Inc.(a)	1,035	281,727
Invitation Homes, Inc.	9,720	348,851
Mid-America Apartment Communities, Inc.(a)	1,932	275,523
UDR, Inc.(a)	5,130	211,099

		14,820,685

Retail REITs — 0.1%
CapitaLand Integrated Commercial Trust (Singapore)	366,300	533,314
Federal Realty Investment Trust	1,194	120,558
Kimco Realty Corp.	103,453	2,013,195
Klepierre SA (France)	91,110	2,432,451
Realty Income Corp.(a)	14,053	742,280
Regency Centers Corp.(a)	15,618	971,440
Scentre Group (Australia)	982,997	2,037,459
Simon Property Group, Inc.	5,460	828,828

	Shares	Value

COMMON STOCKS (continued)
Retail REITs (cont’d.)
Unibail-Rodamco-Westfield (France)	14,409	$1,138,701
Vicinity Ltd. (Australia)	1,105,011	1,358,705

		12,176,931

Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.*	131,616	21,349,431
Advantest Corp. (Japan)	39,857	1,615,243
Analog Devices, Inc.	103,628	23,654,127
Applied Materials, Inc.	85,082	20,078,501
ASM International NV (Netherlands)	13,517	10,332,068
ASML Holding NV (Netherlands) (XAMS)	39,793	40,555,686
ASML Holding NV (Netherlands) (NYSE)	2,377	2,431,029
Broadcom, Inc.	31,727	50,938,650
Disco Corp. (Japan)	16,872	6,426,539
Enphase Energy, Inc.*(a)	2,326	231,925
First Solar, Inc.*	1,788	403,123
Infineon Technologies AG (Germany)	46,534	1,707,812
Intel Corp.	529,972	16,413,233
KLA Corp.	2,275	1,875,760
Lam Research Corp.	21,878	23,296,788
Lasertec Corp. (Japan)	3,800	853,025
Marvell Technology, Inc.	35,534	2,483,827
Microchip Technology, Inc.	35,583	3,255,845
Micron Technology, Inc.	101,524	13,353,452
Monolithic Power Systems, Inc.	11,402	9,368,795
Novatek Microelectronics Corp. (Taiwan)	41,000	764,642
NVIDIA Corp.	2,145,127	265,008,990
NXP Semiconductors NV (China)	49,478	13,314,035
ON Semiconductor Corp.*	7,185	492,532
Qorvo, Inc.*	1,632	189,377
QUALCOMM, Inc.	120,834	24,067,716
Renesas Electronics Corp. (Japan)	203,900	3,866,892
Rohm Co. Ltd. (Japan)	71,400	954,453
SCREEN Holdings Co. Ltd. (Japan)	7,900	716,205
Skyworks Solutions, Inc.	2,652	282,650
STMicroelectronics NV (Singapore)	5,728	224,354
Taiwan Semiconductor Manufacturing
Co. Ltd. (Taiwan), ADR	88,026	15,299,799
Teradyne, Inc.	55,538	8,235,730
Texas Instruments, Inc.	50,211	9,767,546
Tokyo Electron Ltd. (Japan)	33,900	7,420,724
Universal Display Corp.	715	150,329

		601,380,833

Software — 3.9%
Adobe, Inc.*	25,634	14,240,712
ANSYS, Inc.*	1,512	486,108
Autodesk, Inc.*	44,960	11,125,352
Cadence Design Systems, Inc.*	43,843	13,492,683
Check Point Software Technologies Ltd. (Israel)*(a)	18,913	3,120,645
Constellation Software, Inc. (Canada)	587	1,691,374
Crowdstrike Holdings, Inc. (Class A Stock)*	32,600	12,491,994
CyberArk Software Ltd.*	18,865	5,158,068

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Dassault Systemes SE (France)	72,269	$2,717,385
Fair Isaac Corp.*(a)	421	626,726
Fortinet, Inc.*	10,754	648,144
Gen Digital, Inc.(a)	9,496	237,210
Gitlab, Inc. (Class A Stock)*	59,800	2,973,256
Informatica, Inc. (Class A Stock)*(a)	71,400	2,204,832
Intuit, Inc.	24,697	16,231,115
Microsoft Corp.	697,357	311,683,711
Monday.com Ltd.*	14,158	3,408,680
Nemetschek SE (Germany)	21,510	2,099,955
Nice Ltd. (Israel)*	11,490	1,976,702
Oracle Corp.	115,509	16,309,871
Palo Alto Networks, Inc.*	5,334	1,808,279
Pegasystems, Inc.	20,800	1,259,024
PTC, Inc.*(a)	1,992	361,887
Roper Technologies, Inc.(a)	1,793	1,010,642
Salesforce, Inc.	117,861	30,302,063
SAP SE (Germany)	61,357	12,325,123
ServiceNow, Inc.*	18,849	14,827,943
Synopsys, Inc.*	2,568	1,528,114
Teradata Corp.*	24,000	829,440
Tyler Technologies, Inc.*(a)	676	339,879
Xero Ltd. (New Zealand)*	24,266	2,194,532
Zoom Video Communications, Inc. (Class A Stock)*	128,000	7,576,320

		497,287,769

Specialized REITs — 0.3%
American Tower Corp.	23,405	4,549,464
Crown Castle, Inc.	7,316	714,773
Digital Realty Trust, Inc.	12,049	1,832,051
Equinix, Inc.	1,575	1,191,645
Extra Space Storage, Inc.(a)	3,534	549,219
Gaming & Leisure Properties, Inc.	70,367	3,181,292
Iron Mountain, Inc.(a)	104,047	9,324,692
Public Storage	36,336	10,452,050
SBA Communications Corp.	18,646	3,660,210
VICI Properties, Inc.	17,456	499,940
Weyerhaeuser Co.	12,336	350,219

		36,305,555

Specialty Retail — 0.9%
AutoZone, Inc.*	2,712	8,038,639
Avolta AG (Switzerland)*	28,836	1,121,058
Bath & Body Works, Inc.	3,815	148,976
Best Buy Co., Inc.(a)	3,244	273,437
CarMax, Inc.*(a)	2,712	198,898
Fast Retailing Co. Ltd. (Japan)	9,400	2,377,647
Gap, Inc. (The)(a)	39,600	946,044
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	105,617	1,672,985
Home Depot, Inc. (The)	79,361	27,319,231
Industria de Diseno Textil SA (Spain)	193,420	9,598,154
Lowe’s Cos., Inc.	133,426	29,415,096
O’Reilly Automotive, Inc.*	999	1,055,004
Petco Health & Wellness Co., Inc.*	579,600	2,190,888
Ross Stores, Inc.	45,839	6,661,323
TJX Cos., Inc. (The)	136,630	15,042,963

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Tractor Supply Co.(a)	1,832	$494,640
Ulta Beauty, Inc.*	20,115	7,761,775
USS Co. Ltd. (Japan)	58,000	488,407
Zalando SE (Germany), 144A*	37,303	875,674

		115,680,839

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	1,247,132	262,670,942
Brother Industries Ltd. (Japan)	86,600	1,529,719
Canon, Inc. (Japan)(a)	94,700	2,568,989
Dell Technologies, Inc. (Class C Stock)	57,295	7,901,553
FUJIFILM Holdings Corp. (Japan)	50,000	1,172,835
Hewlett Packard Enterprise Co.	456,195	9,657,648
HP, Inc.	68,162	2,387,033
Logitech International SA (Switzerland)	43,749	4,210,440
NetApp, Inc.	19,374	2,495,371
Pure Storage, Inc. (Class A Stock)*	101,000	6,485,210
Ricoh Co. Ltd. (Japan)	72,800	623,977
Samsung Electronics Co. Ltd. (South Korea)	114,107	6,715,633
Seagate Technology Holdings PLC(a)	53,432	5,517,923
Super Micro Computer, Inc.*(a)	850	696,447
Western Digital Corp.*	5,454	413,250

		315,046,970

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	32,107	7,666,079
Asics Corp. (Japan)	175,200	2,701,264
Brunello Cucinelli SpA (Italy)	33,148	3,308,371
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	46,990	7,343,736
Deckers Outdoor Corp.*	10,040	9,718,218
Hermes International SCA (France)	5,122	11,829,898
Lululemon Athletica, Inc.*(a)	1,984	592,621
LVMH Moet Hennessy Louis Vuitton SE (France)	26,715	20,511,538
Moncler SpA (Italy)	47,350	2,904,634
NIKE, Inc. (Class B Stock)	20,484	1,543,879
Pandora A/S (Denmark)	18,255	2,747,615
Puma SE (Germany)	15,403	707,460
Ralph Lauren Corp.	10,868	1,902,552
Skechers USA, Inc. (Class A Stock)*	46,900	3,241,728
Tapestry, Inc.(a)	3,911	167,352

		76,886,945

Tobacco — 0.2%
Altria Group, Inc.	168,667	7,682,782
British American Tobacco PLC (United Kingdom)	183,634	5,641,178
Imperial Brands PLC (United Kingdom)	153,315	3,923,152
Japan Tobacco, Inc. (Japan)(a)	68,000	1,841,402
Philip Morris International, Inc.	93,092	9,433,012

		28,521,526

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)	28,000	2,609,600
Brenntag SE (Germany)	3,990	269,165
Bunzl PLC (United Kingdom)	9,396	356,993

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Fastenal Co.(a)	9,600	$603,264
Ferguson PLC	14,373	2,783,332
Finning International, Inc. (Canada)	32,508	953,106
ITOCHU Corp. (Japan)	38,000	1,868,012
Marubeni Corp. (Japan)	100,800	1,869,091
Mitsubishi Corp. (Japan)	151,700	2,982,102
Mitsui & Co. Ltd. (Japan)	132,400	3,019,597
Reece Ltd. (Australia)	87,544	1,461,996
Rexel SA (France)	58,405	1,510,853
Seven Group Holdings Ltd. (Australia)	14,863	371,310
Sumitomo Corp. (Japan)	13,500	339,146
Toyota Tsusho Corp. (Japan)	131,700	2,573,829
United Rentals, Inc.(a)	8,236	5,326,468
W.W. Grainger, Inc.	743	670,364
Watsco, Inc.(a)	2,092	969,098
WESCO International, Inc.	8,100	1,284,012

		31,821,338

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	22,660	4,588,586
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	74,306	1,167,776

		5,756,362

Water Utilities — 0.0%
American Water Works Co., Inc.	3,307	427,132

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	165,400	4,381,695
SoftBank Corp. (Japan)	129,800	1,587,456
SoftBank Group Corp. (Japan)	41,800	2,688,628
Tele2 AB (Sweden) (Class B Stock)	164,816	1,663,717
T-Mobile US, Inc.	31,854	5,612,038
Vodafone Group PLC (United Kingdom)	1,818,526	1,609,104

		17,542,638

TOTAL COMMON STOCKS (cost $5,172,740,401)		6,172,079,519

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,662	411,656
Porsche Automobil Holding SE (Germany) (PRFC)	12,002	541,673
Volkswagen AG (Germany) (PRFC)	9,191	1,037,791

		1,991,120

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	38,831	3,457,389

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	167,854	553,698

TOTAL PREFERRED STOCKS (cost $5,961,934)		6,002,207

UNAFFILIATED EXCHANGE-TRADED FUNDS — 5.6%
iShares Core MSCI EAFE ETF	329,704	23,949,698

	Shares	Value
UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
iShares Core S&P 500 ETF	629,830	$344,661,871
iShares Core U.S. Aggregate Bond ETF	819,123	79,512,270
iShares JP Morgan USD Emerging Markets Bond ETF	426,321	37,720,882
iShares MSCI EAFE ETF(a)	373,500	29,256,255
iShares Russell 1000 Growth ETF	150,217	54,755,599
iShares Russell 1000 Value ETF	693,013	120,909,978
Vanguard Total Bond Market ETF	242,490	17,471,404

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $681,704,275)		708,237,957

	Units
WARRANTS* — 0.0%
Pharmaceuticals — 0.0%
Optinose, Inc., expiring 11/23/27	6,012	—

Software — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/40^	747	—

TOTAL WARRANTS (cost $60)		—

Interest Rate	Maturity Date		Principal Amount (000)#

ASSET-BACKED SECURITIES — 3.3%
Automobiles — 0.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		400	396,347
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		94	93,301
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30		500	498,507
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25		124	123,139
Series 2021-03A, Class D
1.550%	06/15/27		700	665,785
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	400	277,092
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		125	118,253
Series 2023-02, Class D, 144A
6.600%	02/15/36		300	303,532
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		500	496,648
JPMorgan Chase Bank NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		5	4,829

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2021-03, Class D, 144A
1.009%	02/26/29		41	$39,982
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		242	238,371
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	101,086
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month SOFR + 0.394% (Cap N/A, Floor 0.000%)
5.733%(c)	08/20/29		172	171,915
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		200	189,334

				3,718,121

Collateralized Loan Obligations — 3.3%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.690%(c)	07/15/31		812	812,234
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.873%(c)	07/22/37		11,750	11,750,000
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	10/20/34		5,000	5,004,636
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.752%(c)	04/25/34	EUR	1,753	1,868,459
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.676%(c)	04/15/32	EUR	5,626	6,005,960
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.867%(c)	07/20/37		16,000	16,000,000
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.185%(c)	07/25/34		1,082	1,082,216
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	10/17/32		2,855	2,855,000
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	01/20/32		994	994,570
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
6.829%(c)	07/20/37		14,000	14,007,084

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.690%(c)	07/15/31		8,555	$8,571,207
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.755%(c)	01/25/35		2,000	2,003,263
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.661%(c)	05/17/31		923	923,105
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.760%(c)	10/15/34		12,650	12,661,673
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.707%(c)	08/20/32		12,250	12,268,045
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.506%(c)	04/15/31	EUR	2,127	2,254,684
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.896%(c)	10/15/35	EUR	9,145	9,752,247
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
6.435%(c)	01/20/32		8,000	8,000,000
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	01/20/35		1,315	1,316,303
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.766%(c)	07/20/34		2,553	2,560,799
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.589%(c)	04/18/31		567	567,402
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.626%(c)	04/20/31		1,299	1,300,738
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.730%(c)	07/15/34		2,766	2,773,888
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.685%(c)	10/25/33		1,480	1,481,701
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2018-28A, Class A2R, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)
7.289%(c)	11/07/30		500	501,388
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 2.412% (Cap N/A, Floor 2.150%)
7.739%(c)	11/07/30		253	253,734

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.214%(c)	01/25/37		8,000	$8,007,990
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.699%(c)	01/17/34		6,000	6,005,878
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.691%(c)	08/26/32	EUR	7,498	8,004,565
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.870%(c)	07/15/29		12	12,449
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.710%(c)	07/15/31		1,742	1,745,041
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/34		6,500	6,506,533
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.906%(c)	10/15/34	EUR	4,250	4,547,907
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.919%(c)	04/22/37		17,750	17,901,411
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.600%(c)	04/15/31		2,131	2,132,930
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.729%(c)	04/15/34		2,128	2,130,091
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.765%(c)	10/20/31		1,461	1,463,033
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.875%(c)	04/15/33		2,128	2,132,366
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.782%(c)	04/25/34	EUR	1,064	1,133,836
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.598%(c)	02/05/31		121	120,884
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.646%(c)	04/21/31		745	746,069

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Indigo Credit Management I DAC (Ireland),
Series 01A, Class B, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)
6.506%(c)	10/15/37	EUR	4,250	$4,591,063
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.556%(c)	07/15/31	EUR	2,553	2,722,204
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/34		9,000	9,012,164
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.756%(c)	10/20/34		12,250	12,250,000
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)
4.706%(c)	07/15/32	EUR	4,748	5,063,016
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.670%(c)	10/15/32		1,975	1,976,778
Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)
6.340%(c)	04/15/29		960	960,654
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.705%(c)	04/25/32		1,489	1,490,787
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.800%(c)	10/15/34		12,500	12,528,231
MidOcean Credit CLO (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)
7.236%(c)	01/29/30		448	448,193
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.561%(c)	10/12/30		1,375	1,375,384
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.710%(c)	07/15/31		1,917	1,917,075
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)
6.840%(c)	10/15/34		1,500	1,504,718
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
5.201%(c)	07/20/38	EUR	10,500	11,248,494
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
7.432%(c)	07/20/37		5,750	5,754,796

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.696%(c)	04/22/30		7,250	$7,254,612
Series 2019-01A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.336%(c)	04/22/30		300	299,831
Series 2019-01A, Class CR, 144A, 3 Month SOFR + 2.612% (Cap N/A, Floor 2.350%)
7.936%(c)	04/22/30		250	249,324
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)
7.253%(c)	07/20/37		8,000	8,006,880
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.810%(c)	10/15/34		4,000	4,000,852
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.666%(c)	04/26/31		2,630	2,631,955
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)
6.467%(c)	04/17/31		15,000	15,000,360
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.841%(c)	10/30/30		629	629,950
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.610%(c)	04/15/31		676	677,179
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.709%(c)	01/17/31		303	303,656
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.506%(c)	01/15/38	EUR	8,000	8,609,855
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.436%(c)	07/20/34		588	590,860
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.770%(c)	10/15/34		6,000	6,029,341
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.740%(c)	07/15/31		1,421	1,422,170
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.627%(c)	02/20/30		118	117,988

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.325%(c)	04/20/35		2,000	$2,002,905
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.746%(c)	10/20/31		2,669	2,670,954
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	10/20/34		6,000	6,005,467
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.656%(c)	01/26/31		618	618,466
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.738%(c)	01/17/32	EUR	7,469	7,972,440
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.712%(c)	04/25/30	EUR	728	777,380
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.536%(c)	02/20/30	EUR	2,222	2,367,087
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
6.549%(c)	04/16/31		245	244,999
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	10/29/34		4,530	4,536,615
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.765%(c)	07/25/34		2,128	2,129,974
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.819%(c)	01/17/30		547	547,847
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.544%(c)	04/15/37	EUR	9,000	9,689,605
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.798%(c)	04/23/32		2,547	2,552,047
Trinitas CLO Ltd. (Cayman Islands),
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	07/20/34		4,910	4,915,699
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.878%(c)	04/25/37		8,250	8,320,298

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands),
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
6.590%(c)	07/15/32	11,000	$11,010,590
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	07/17/31	1,235	1,236,629
Series 2019-XA, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 0.000%)
6.756%(c)	07/20/32	2,693	2,699,354
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.539%(c)	04/15/33	15,250	15,250,000
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/17/31	654	654,086
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.800%(c)	10/15/34	2,995	3,006,131

			408,038,262

Consumer Loans — 0.0%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	3	3,302
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	76	74,654
Series 2022-X01, Class A, 144A
1.750%	02/15/27	6	6,065
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	30	29,169
Series 2022-A, Class A, 144A
1.710%	02/20/35	249	246,062
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	185	169,555
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	280,122
Series 2023-01A, Class D, 144A
7.490%	06/14/38	200	206,680
Series 2023-02A, Class C, 144A
6.740%	09/15/36	100	101,871
Series 2023-02A, Class D, 144A
7.520%	09/15/36	200	205,998
SoFi Consumer Loan Program Trust,
Series 2021-01, Class C, 144A
1.610%	09/25/30	136	134,669
Series 2021-01, Class D, 144A
2.040%	09/25/30	200	191,562

			1,649,709

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.390%(c)	03/15/32	GBP	700	$888,088
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
6.116%(c)	07/15/32	GBP	300	379,664

				1,267,752

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.100%(c)	05/25/34		17	16,253
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.960%(c)	03/25/43		8	7,502
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.034%(c)	03/25/54		23	22,782
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.160%(c)	09/25/34		11	9,926
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.100%(c)	08/25/33		14	13,792
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		93	92,691

				162,946

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.060%(c)	02/25/34		4	3,482
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.106%(c)	10/25/34		9	8,456
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.510%(c)	11/25/34		3	2,512
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.305%(c)	01/25/35		9	8,896
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.805%(c)	09/27/75	EUR	212	224,486

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.379%(c)	09/25/34	35	$35,119

			282,951

Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	51	48,021
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	93	86,600

			134,621

TOTAL ASSET-BACKED SECURITIES (cost $419,707,184)			415,254,362

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	85	80,071
Series 2018-BN13, Class A4
3.953%	08/15/61	320	302,721
Series 2019-BN20, Class A2
2.758%	09/15/62	387	344,945
Series 2019-BN24, Class A3
2.960%	11/15/62	135	119,431
Series 2021-BN34, Class A5
2.438%	06/15/63	165	133,106
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	274	247,954
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.143%(c)	09/15/38	200	196,750
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.793%(c)	09/15/38	450	442,125
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	790	697,229
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	255	238,265
Series 2019-CD08, Class A3
2.657%	08/15/57	705	624,626
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	286	272,222
Series 2016-C07, Class A2
3.585%	12/10/54	251	238,565
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	575	562,037
Series 2017-C04, Class A3
3.209%	10/12/50	229	214,639

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-GC41, Class A4
2.620%	08/10/56		280	$247,087
Commercial Mortgage Trust,
Series 2014-UBS06, Class A4
3.378%	12/10/47		160	159,200
Series 2015-LC21, Class A3
3.445%	07/10/48		342	335,893
Series 2015-LC23, Class A3
3.521%	10/10/48		365	355,965
Series 2016-COR01, Class A3
2.826%	10/10/49		336	318,558
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		215	201,850
Series 2018-CX12, Class A3
3.959%	08/15/51		195	186,404
Series 2019-C17, Class A4
2.763%	09/15/52		105	93,632
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
7.241%(c)	08/07/30	GBP	347	437,848
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		227	215,458
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.773%(cc)	09/25/24		85	38
Series K052, Class X1, IO
0.756%(cc)	11/25/25		9,107	60,705
Series K055, Class X1, IO
1.464%(cc)	03/25/26		2,138	42,219
Series K097, Class X1, IO
1.219%(cc)	07/25/29		1,169	53,336
Series K131, Class X1, IO
0.829%(cc)	07/25/31		11,367	469,331
Series K736, Class X1, IO
1.405%(cc)	07/25/26		155	3,146
Series K741, Class X1, IO
0.650%(cc)	12/25/27		154	2,504
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.543%(c)	10/15/36		260	249,437
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.993%(c)	10/15/36		420	401,513
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		100	99,697
Series 2019-GC42, Class A3
2.749%	09/10/52		625	555,866
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		468	465,757

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.233%(c)	03/15/39		300	$291,004
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.683%(c)	03/15/39		850	830,298
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		140	131,951
Series 2019-H07, Class A3
3.005%	07/15/52		50	45,200
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		500	456,644
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		140	118,534
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.943%(c)	03/15/36		110	103,395
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.334%(c)	08/17/31	GBP	895	1,130,452
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		325	310,727
Series 2019-C16, Class A3
3.344%	04/15/52		280	262,707
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		241	226,907
Series 2017-C41, Class A3
3.210%	11/15/50		420	393,338
Series 2019-C49, Class A3
3.749%	03/15/52		375	362,581
Series 2019-C52, Class A4
2.643%	08/15/52		180	160,245
Series 2021-C59, Class A5
2.626%	04/15/54		100	83,872

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,124,792)				14,577,985

CORPORATE BONDS — 2.1%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		815	713,254
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,950	1,923,792
7.125%	06/15/26		83	83,930
7.500%	02/01/29(a)		70	72,441
7.875%	04/15/27		2,209	2,211,761

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25(a)		270	$269,174
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29		170	158,846

				5,433,198

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	811,606
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	204	206,336
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		1,770	1,658,595

				2,676,537

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26(a)		37	36,346
5.750%	04/20/29(a)		715	696,703
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,315	1,270,932
4.625%	04/15/29		270	251,587

				2,255,568

Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		145	125,472
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		1,810	1,786,233

				1,911,705

Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.500%	09/20/33(a)		195	195,902
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		525	434,373
4.750%	01/15/43		12	9,715
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.664%	09/08/24		1,475	1,467,384
4.000%	11/13/30		363	324,027
4.950%	05/28/27		220	214,879
5.850%	05/17/27		345	345,319
6.798%	11/07/28		200	206,772
6.800%	05/12/28		675	695,776

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		310	$305,843
Sr. Unsec’d. Notes
6.050%	10/10/25		160	160,655
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	06/24/29		225	223,736
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25		185	185,108
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	797,052

				5,566,541

Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		46	45,770
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		50	43,622
5.625%	06/15/28(a)		475	460,457
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		365	370,539
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		1,825	1,659,961

				2,580,349

Banks — 0.3%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	200	130,448
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		500	503,589
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	200	205,960
Sr. Unsec’d. Notes, EMTN
0.500%	05/25/30	EUR	200	181,758
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	11,500	1,686,069
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	340	364,737
Banco BPI SA (Portugal),
Covered Bonds
3.625%	07/04/28	EUR	600	648,679
Banco de Sabadell SA (Spain),
Sr. Preferred Notes, EMTN
4.000%(ff)	01/15/30	EUR	200	216,035

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (cont’d.)
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	07/05/34		200	$200,856
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		200	198,080
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	200	215,796
4.000%	03/13/32	EUR	300	321,221
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32(a)		595	493,519
5.933%(ff)	09/15/27(a)		185	186,903
Sr. Unsec’d. Notes, MTN
3.970%(ff)	03/05/29		575	549,694
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26(a)		320	316,480
Banque Federative du Credit Mutuel SA (France),
Sub. Notes
3.875%(ff)	06/16/32	EUR	400	422,035
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	100	105,849
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	400	403,571
BNP Paribas SA (France),
Sr. Non-Preferred Notes, EMTN
2.125%(ff)	01/23/27	EUR	1,000	1,041,718
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		360	355,767
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	500	508,530
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26		260	245,749
6.612%(ff)	10/19/27(a)		305	309,468
BPER Banca SPA (Italy),
Covered Bonds, EMTN
3.750%	10/22/28	EUR	270	293,480
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		205	205,466
Sr. Non-Preferred Notes, EMTN
5.125%(ff)	07/19/34	EUR	100	114,498
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		800	796,401
5.875%	04/30/29		2,000	2,027,794
Cie de Financement Foncier SA (France),
Covered Bonds, EMTN
3.375%	09/16/31	EUR	600	649,830
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		115	112,455
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		440	421,998

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		425	$402,854
Sr. Unsec’d. Notes
3.980%(ff)	03/20/30		11	10,378
4.075%(ff)	04/23/29		1,360	1,303,386
Sub. Notes
5.827%(ff)	02/13/35		50	49,561
6.174%(ff)	05/25/34		40	40,686
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.841%(ff)	01/23/30		115	114,616
6.645%(ff)	04/25/35(a)		55	56,894
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30(a)		199	196,117
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	900	779,717
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	300	191,219
Credit Agricole Italia SpA (Italy),
Covered Bonds
0.375%	01/20/32	EUR	100	86,134
3.500%	01/15/30	EUR	100	107,594
Covered Bonds, EMTN
3.500%	07/15/33	EUR	100	108,462
Credit Agricole SA (France),
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	100	94,657
4.375%	11/27/33	EUR	200	221,532
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	200	216,713
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	120	133,645
Danske Mortgage Bank PLC (Finland),
Covered Bonds
3.500%	01/29/29	EUR	250	270,919
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		295	274,198
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	1,018,479
Sr. Preferred Notes
5.414%	05/10/29		415	413,534
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	136,275
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	660	388,935
6.100%	02/21/33	AUD	400	273,494
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29(a)		75	76,904
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	200	201,225

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (cont’d.)
3.400%	08/18/25	CNH	1,000	$137,436
3.500%	07/02/25	CNH	1,000	137,543
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		200	214,699
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		800	799,057
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		400	374,271
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,095	889,575
4.482%(ff)	08/23/28		170	166,061
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		390	342,448
3.000%(ff)	07/22/28	GBP	975	1,149,158
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35		70	68,927
6.208%(ff)	08/21/29		275	280,695
Iliad Holding SASU (Switzerland),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	325	347,843
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		585	577,300
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		35	28,491
2.069%(ff)	06/01/29		830	738,234
2.545%(ff)	11/08/32		250	208,441
4.851%(ff)	07/25/28		305	301,726
5.012%(ff)	01/23/30(a)		600	595,108
5.040%(ff)	01/23/28		290	288,514
5.299%(ff)	07/24/29		50	50,175
5.336%(ff)	01/23/35		60	59,688
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.875%(ff)	05/14/32	EUR	115	122,927
Mediobanca Banca di Credito Finanziario SpA (Italy),
Covered Bonds, EMTN
1.250%	11/24/29	EUR	205	195,650
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	300	311,747
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	650	646,092
5.173%(ff)	01/16/30		365	363,901
5.449%(ff)	07/20/29		150	150,890
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		100	63,750
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		860	753,885
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		175	148,769

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (cont’d.)
5.250%(ff)	04/21/34(a)		115	$113,250
Sub. Notes
2.484%(ff)	09/16/36		40	31,657
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28(a)		600	604,143
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.416%	05/17/27(a)		310	309,740
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	960	956,926
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	137,869
Gtd. Notes, MTN
4.900%	02/01/28	AUD	300	195,620
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		365	299,321
Sr. Preferred Notes, EMTN
0.250%	07/08/27	EUR	800	774,116
6.250%	06/22/33	GBP	100	133,454
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,019,730
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.688%(ff)	05/14/28		360	360,396
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26		190	190,370
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		190	189,273
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.435%(ff)	01/24/30(a)		240	239,248
5.867%(ff)	06/08/34		60	60,508
7.161%(ff)	10/30/29		170	180,504
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34		95	96,323
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
2.875%(ff)	04/02/32	EUR	100	100,138
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	190	155,168
0.650%(ff)	01/14/28	EUR	1,400	1,385,945
4.750%(ff)	03/17/32	EUR	200	223,769
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		820	787,290
Wells Fargo & Co.,
Sr. Unsec’d. Notes
6.491%(ff)	10/23/34		95	101,335
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		85	81,826

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (cont’d.)
5.198%(ff)	01/23/30		900	$896,133
5.574%(ff)	07/25/29		205	206,908

				41,946,522

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		220	194,053
4.439%	10/06/48		20	17,120
5.550%	01/23/49		80	80,596
Molson Coors Beverage Co.,
Gtd. Notes
3.800%	06/15/32	EUR	600	645,415

				937,184

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		25	23,157
5.150%	03/02/28		185	184,984
5.600%	03/02/43		45	44,342
Royalty Pharma PLC,
Gtd. Notes
5.150%	09/02/29		125	123,736
5.900%	09/02/54		90	86,578

				462,797

Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	310	337,985
4.375%	05/29/25	EUR	300	322,573
4.500%	11/29/32	EUR	200	224,060
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		530	511,649
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		151	148,335
4.875%	12/15/27(a)		825	779,114
Owens Corning,
Sr. Unsec’d. Notes, 144A
3.500%	02/15/30(a)		125	113,881
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	155	146,276
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,360		1,328,606
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		115	96,817
4.375%	07/15/30		992	896,186

				4,905,482

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals — 0.0%
Celanese US Holdings LLC,
Gtd. Notes
6.165%	07/15/27		425	$431,339
6.330%	07/15/29(a)		165	169,746
6.350%	11/15/28		305	313,312
6.550%	11/15/30		100	104,534
6.700%	11/15/33(a)		15	15,762
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		210	208,598

				1,243,291

Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
5.000%	08/02/41		200	156,125
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	422,947
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		845	739,907
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	879,202
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		530	494,120
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	100	92,564
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	208,577
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		600	566,154
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	300	309,438
4.250%	09/25/30	GBP	200	235,439
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.000%	02/15/29		110	109,741
5.400%	05/01/53		25	24,158
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		600	635,180
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	400	433,146
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		96	65,018

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.185%(s)	02/15/43		182	$54,170
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,035	900,080
3.875%	02/15/31		60	53,565
4.875%	01/15/28(a)		505	489,071
5.250%	01/15/30(a)		1,520	1,471,385
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		45	38,741

				8,378,728

Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		446	482,332

Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%
5.301%(c)	12/15/54		100	99,112

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,470	1,325,986
LKQ Corp.,
Gtd. Notes
5.750%	06/15/28		190	191,861
LKQ Dutch Bond BV,
Gtd. Notes
4.125%	03/13/31	EUR	190	202,970

				1,720,817

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		230	214,548
American Express Co.,
Sub. Notes
5.625%(ff)	07/28/34		85	85,180
BlackRock Funding, Inc.,
Gtd. Notes
5.250%	03/14/54		50	48,307
BPCE SFH SA (France),
Covered Bonds
1.125%	04/12/30	EUR	200	190,900
Capital One Financial Corp.,
Sr. Unsec’d. Notes
5.700%(ff)	02/01/30(a)		145	145,585
6.377%(ff)	06/08/34		515	528,824
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	1,036	1,048,887
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	748	740,482

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Credit Mutuel Home Loan SFH SA (France),
Covered Bonds, EMTN
3.250%	04/20/29	EUR	300	$321,561
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34		171	192,299
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24		219	211,414
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/31(a)		205	206,539
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		130	130,519
Gtd. Notes, 144A
4.000%	03/15/29		124	115,814
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		1,975	1,954,110
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.125%	01/25/29	EUR	340	361,471
3.500%	04/19/32		408	370,600
4.000%	04/20/28		255	247,618
5.500%	11/15/33		499	518,251
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		1,810	1,837,525
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	421	439,095
Gtd. Notes, 144A
1.250%	09/27/30		660	536,486
2.000%	04/16/31		826	694,606
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,348	1,278,840
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		484	440,063
5.750%	09/15/31(a)		575	538,978
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	600	576,584
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		250	287,287
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
3.250%	07/02/34	EUR	391	415,008

				14,677,381

Electric — 0.2%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	400	382,195

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		311	$255,554
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		1,650	1,459,362
4.500%	02/15/28		970	922,539
5.250%	06/01/26		59	58,363
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		30	28,000
5.000%	02/01/31		360	335,873
5.125%	03/15/28		1,396	1,342,670
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	299,621
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		635	555,041
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		125	121,295
E.ON International Finance BV (Germany),
Gtd. Notes, EMTN
6.375%	06/07/32	GBP	61	82,558
E.ON SE (Germany),
Sr. Unsec’d. Notes, EMTN
4.125%	03/25/44	EUR	85	89,853
EDP - Energias de Portugal SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	200	215,838
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.875%	09/28/34	EUR	185	147,734
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	700	744,564
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	200	169,498
3.625%	01/11/30	EUR	100	106,952
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,452,810
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26(a)		245	241,945
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	59,884
Sr. Unsec’d. Notes, Series C
5.100%	07/15/47		139	118,800
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	700	718,250
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	328,750

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	$520,000
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		45	44,576
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	94,344
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		141	85,181
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		859	852,439
Gtd. Notes, 144A
3.375%	02/15/29		110	97,853
3.625%	02/15/31		529	453,858
3.875%	02/15/32		35	30,095
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	300,478
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		455	430,373
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	700	717,864
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	400	220,722
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		75	53,331
4.200%	03/01/29(a)		432	408,570
4.950%	07/01/50		125	103,235
5.550%	05/15/29		240	240,525
6.100%	01/15/29		375	383,822
Sr. Sec’d. Notes
3.250%	06/01/31		190	163,422
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	600	534,337
Sempra,
Sr. Unsec’d. Notes
3.700%	04/01/29		15	14,042
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		75	63,583
5.650%	10/01/28		75	76,291
5.850%	11/01/27		125	127,429
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		110	108,137
5.500%	03/15/29		180	182,392
5.700%	03/15/34		60	61,046
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,450	1,436,470
8.000%(ff)	10/15/26(oo)		1,975	1,990,528

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,500	$1,550,833
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		2,085	2,017,336
5.500%	09/01/26		10	9,866
5.625%	02/15/27		935	919,332
6.875%	04/15/32		315	319,786

				24,850,045

Electronics — 0.0%
Assa Abloy AB (Sweden),
Sr. Unsec’d. Notes, EMTN
3.875%	09/13/30	EUR	335	365,492
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	450	482,327
3.700%	08/15/29	EUR	450	480,369
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	550	590,783
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		75	65,418

				1,984,389

Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	815	755,437
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	192,135
2.000%	02/15/33	EUR	2,100	1,906,156
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	400	375,534
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	975	1,014,499
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		256	240,320
5.500%	07/31/47		200	165,688
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	275,992
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		325	286,219

				5,211,980

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		1,300	1,191,481
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		655	658,195

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
7.000%	02/15/30		400	$408,732
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		950	883,838
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,000	681,210
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		305	300,114
3.755%	03/15/27		165	156,509
4.054%	03/15/29(a)		85	78,500
5.050%	03/15/42(a)		255	207,231
6.412%	03/15/26		185	184,960
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)		30	28,559
7.125%	02/15/31(a)		380	394,007

				5,173,336

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		300	305,625
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28		345	346,371
5.500%	09/18/26(a)		245	244,923

				896,919

Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		625	579,743
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	3,370	4,252,498
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	1,700	1,966,297
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	884	1,022,474
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	10/23/30	EUR	600	642,645
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		540	532,888
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)		700	634,624
4.375%	01/31/32		500	445,639
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		275	265,111
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		320	320,815

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		475	$425,703
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/29		25	25,050

				11,113,487

Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		72	62,712

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		44	41,451
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		272	243,612
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	150	133,714
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	620,518

				1,039,295

Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26		293	294,291

Healthcare-Products — 0.0%
American Medical Systems Europe BV,
Gtd. Notes
3.375%	03/08/29	EUR	400	424,325
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		315	314,662
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	1,340		1,233,840
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		275	262,092
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29(a)		600	606,694
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	800	865,286
3.875%	10/15/36	EUR	600	650,905

				4,357,804

Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		141	116,575

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	312	$270,393
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	100	85,360
4.625%	06/01/30	1,945	1,760,020
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32	10	8,807
4.625%	03/15/52	60	48,452
5.250%	06/15/26	550	547,846
5.375%	02/01/25	965	961,515
5.875%	02/01/29	290	295,281
5.900%	06/01/53	70	68,145
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	25	23,886
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	1,205	1,203,169
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	250	232,753
4.375%	01/15/30	1,140	1,056,364
5.125%	11/01/27	840	822,002
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	113	79,776
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39	110	88,860
4.375%	03/15/42	100	87,869
4.750%	07/15/45	34	30,814
5.250%	02/15/28	125	126,633

			7,914,520

Holding Companies-Diversified — 0.0%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.875%	03/25/44	200	204,875

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28	1,612	1,610,246
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	25	24,635
7.250%	10/15/29(a)	789	788,990
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	170	167,329
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	1,585	1,442,350

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		55	$55,242
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		650	625,914
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,245	1,145,400
5.250%	12/15/27		16	15,545
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		226	224,911
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		595	570,275

				6,670,837

Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		1,025	882,620
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		500	262,930

				1,145,550

Insurance — 0.0%
Allianz SE (Germany),
Sub. Notes
5.824%(ff)	07/25/53	EUR	100	117,285
Aon North America, Inc.,
Gtd. Notes
5.300%	03/01/31(a)		175	174,412
5.750%	03/01/54		55	53,743
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	160	179,519
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		170	167,139
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		600	597,750
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		440	383,608
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	375,215
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53(a)		100	101,013
New York Life Global Funding,
Sec’d. Notes, 144A, MTN
5.000%	06/06/29		282	281,150

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		68	$59,948
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	650	781,012
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		75	55,102

				3,326,896

Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	280	309,279
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		200	145,750

				455,029

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	500	490,294

Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	202,375

Leisure Time — 0.0%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28		850	920,488
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	1,200		1,186,500
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		475	469,062
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		125	129,006
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		550	544,500
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		875	866,250

				4,115,806

Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		650	562,824
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		140	133,641
6.000%	08/15/29		65	65,490
6.200%	08/15/34		90	90,576

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27	1,400	$1,383,148
6.500%	04/15/32(a)	880	875,917
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	725	709,835

			3,821,431

Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28	123	114,632

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	150	155,248
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31	135	135,682
5.700%	06/15/54	50	50,348
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26	250	248,453
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	500	516,511

			1,106,242

Media — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	200	151,190
5.750%	08/15/29	1,675	1,216,469
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	330	266,133
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	121	98,763
4.500%	08/15/30	87	73,568
4.750%	03/01/30	350	303,156
5.000%	02/01/28(a)	65	60,780
5.125%	05/01/27	245	235,135
5.375%	06/01/29(a)	170	154,637
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32	240	185,508
3.900%	06/01/52	724	453,766
6.150%	11/10/26	250	252,338
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25	100	99,935
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	300	301,576

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $27,000; purchased 01/31/24)(f)
6.625%	08/15/27(d)		400	$8,000
Sec’d. Notes, 144A (original cost $516,750; purchased 08/30/22)(f)
5.375%	08/15/26(d)		2,650	57,572
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		80	31,492
5.875%	11/15/24		155	147,855
7.375%	07/01/28		325	137,975
7.750%	07/01/26		1,825	1,132,940
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,575	1,547,173
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		845	823,489
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	600	643,773
5.250%	05/15/29	GBP	457	525,477

				8,908,700

Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	110	122,044
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		435	487,378
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		201	179,141
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		200	195,772
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		390	388,026
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		45	42,278
3.875%	08/15/31		124	107,396

				1,522,035

Miscellaneous Manufacturing — 0.0%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	500	534,676
3.375%	05/17/32	EUR	400	424,440
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.500%	02/20/32	EUR	200	175,726

				1,134,842

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	$219,302
5.000%	01/24/29		395	393,637
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	765	809,289
4.125%	02/13/34		583	565,663
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	227,020
Sr. Unsec’d. Notes, 144A, MTN
3.590%(s)	05/28/37	CAD	1,000	413,172
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	110	94,028
3.000%	10/14/33	EUR	165	176,273

				2,898,384

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		430	402,270

Oil & Gas — 0.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		425	361,011
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26		200	185,884
5.600%	06/13/28		250	251,977
6.000%	06/13/33		215	216,331
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		65	62,971
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		595	595,955
9.000%	11/01/27		25	31,015
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	650	666,024
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		134	127,711
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		471	466,162
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		225	225,006
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		550	577,069
8.625%	11/01/30		125	134,167
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		480	489,289

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		239	$239,573
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30		190	189,091
5.200%	04/18/27		275	275,117
5.750%	04/18/54		70	67,824
5.900%	04/18/64		25	24,135
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25(a)		350	343,364
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		106	102,592
6.000%	04/15/30		315	304,147
6.000%	02/01/31		106	101,305
6.250%	04/15/32		550	529,227
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		25	24,312
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		420	420,457
6.375%	09/01/28(a)		85	87,688
6.950%	07/01/24		132	132,000
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28		260	262,954
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		750	766,458
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	700	853,749
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	200	189,960
4.875%	02/21/28	EUR	1,000	975,569
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		355	352,827
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		585	509,463
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32		450	413,313
5.375%	02/01/29		1,125	1,090,892
TotalEnergies Capital SA (France),
Gtd. Notes
5.488%	04/05/54		120	118,171
5.638%	04/05/64		50	50,049
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	650	629,910

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29		310	$310,666

				13,755,385

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)		875	879,688
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		53	52,082
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)		600	560,053
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		1,100	1,030,696

				2,522,519

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		10	8,678
4.700%	05/14/45		25	22,582
4.950%	03/15/31		180	179,527
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)		550	524,731
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		70	48,779
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		70	36,225
5.000%	02/15/29		385	187,206
5.250%	01/30/30		1,535	713,775
5.250%	02/15/31		331	153,915
6.250%	02/15/29		2,041	1,030,705
7.000%	01/15/28		275	148,156
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		275	205,799
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	400	430,380
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.500%	02/22/44		55	54,297
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26		185	184,835
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)		275	254,375
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		375	348,286

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		375	$336,699
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26		190	187,579
Sandoz Finance BV (Netherlands),
Sr. Unsec’d. Notes
4.220%	04/17/30	EUR	585	639,379

				5,695,908

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,225	1,188,550
6.625%	02/01/32		280	282,470
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34		125	124,842
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34		85	83,580
6.042%	08/15/28		265	270,964
6.055%	08/15/26		190	191,487
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		155	158,369
6.497%	08/15/43		120	124,883
Enbridge, Inc. (Canada),
Gtd. Notes
5.250%	04/05/27(a)		290	289,683
6.200%	11/15/30		65	68,247
6.700%	11/15/53		135	147,649
Gtd. Notes, MTN
3.200%	06/08/27	CAD	180	126,561
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,840	1,820,504
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		605	598,476
Sr. Unsec’d. Notes
5.400%	10/01/47		420	375,714
6.050%	12/01/26		475	481,375
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		700	707,730
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		201	195,250
5.200%	03/01/47(a)		325	290,987
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28		125	126,902
5.800%	11/01/30		75	76,713
6.050%	09/01/33		335	344,986
6.625%	09/01/53		65	69,409

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		285	$265,752
Targa Resources Corp.,
Gtd. Notes
6.150%	03/01/29		560	578,048
6.500%	03/30/34(a)		65	68,806
6.500%	02/15/53		25	26,270
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	22,780
4.125%	08/15/31		25	22,441
6.250%	01/15/30		210	213,255
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		35	34,410
4.050%	02/01/30		540	502,421
5.300%	03/01/48		30	25,760
5.450%	04/01/44		175	156,676
6.350%	01/15/29		175	180,512
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		155	148,817
4.900%	03/15/29(a)		385	379,634

				10,770,913

Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	715	628,656
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	300	282,152
1.625%	04/20/30	EUR	100	90,566
2.200%	07/24/25	EUR	975	1,020,984
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		3,130	2,975,064
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	962,117
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	100	94,910
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	272,613
3.200%	08/14/27	CNH	5,000	684,887

				7,011,949

Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		695	656,350
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		300	218,273

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
9.750%	06/15/25		65	$64,890
Sr. Unsec’d. Notes
4.750%	02/15/28		626	514,081
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	376,656
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29(a)		205	150,628
5.000%	10/15/27(a)		15	12,511
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	230	256,002
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	300	334,470
5.750%	12/05/31	GBP	365	469,863
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32(a)		975	974,872
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		1,770	1,579,455
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		750	705,814
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		375	361,806
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		40	39,468
4.125%	08/15/30		5	4,542
4.250%	12/01/26		20	19,303
4.500%	09/01/26		95	92,434
4.500%	01/15/28		305	293,332
4.625%	06/15/25		50	49,409
5.750%	02/01/27		5	5,003
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	500	533,730

				7,712,892

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		305	285,556
6.125%	06/15/29		490	490,000
AutoZone, Inc.,
Sr. Unsec’d. Notes
6.250%	11/01/28		65	67,801
6.550%	11/01/33		99	106,298
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	2,000	2,271,742
12.000%	11/30/28		1,500	1,588,515

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		1,500	$1,366,430
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		325	281,055
3.875%	10/01/31		300	250,325
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40		105	81,735
4.950%	09/15/52		20	18,500
5.400%	06/25/64		100	97,455
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29		229	206,699
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		425	419,843

				7,531,954

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		35	32,712
Gtd. Notes, 144A
1.950%	02/15/28		73	65,325
2.600%	02/15/33		550	445,293
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		45	38,351
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.150%	01/25/32		315	321,348
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41		55	38,068
4.250%	12/15/42		19	15,767
4.600%	03/25/40		25	22,552
4.800%	10/01/41		21	19,086
4.875%	02/10/26		125	124,257
5.600%	02/21/54		60	58,192
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29		70	71,460
SK Hynix, Inc. (South Korea),
Sr. Unsec’d. Notes
6.500%	01/17/33		200	210,312

				1,462,723

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		300	281,610
3.500%	06/01/41		122	93,331
3.950%	04/30/31	EUR	500	542,829
5.539%	02/20/26		190	190,014

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.800%	02/26/27(a)		190	$189,471
5.300%	02/26/54		90	88,245
5.350%	02/26/64		130	126,441
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	120,750
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	200	216,871
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	12/15/30		800	798,081
11.000%	11/15/29		2,325	2,382,022
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	700	736,280
Rogers Communications, Inc. (Canada),
Gtd. Notes
5.000%	02/15/29		175	173,079
5.300%	02/15/34(a)		125	122,694
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		40	48,101
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		185	186,122
7.625%	03/01/26		15	15,412
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes
3.875%	02/20/25	GBP	3,200	3,583,734
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		65	46,452
5.500%	01/15/55		20	19,272
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		64	44,094
2.850%	09/03/41		16	11,210
2.875%	11/20/50		40	25,159
2.987%	10/30/56		58	35,506
3.000%	11/20/60		40	23,944
4.125%	03/16/27		155	151,091
5.500%	02/23/54		55	53,858
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	690	751,290
4.500%	07/15/31	GBP	1,500	1,561,963

				12,618,926

Transportation — 0.0%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	700	809,416

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	$429,090
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		1,775	1,657,692
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	300	268,950
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	92,636
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	192	163,835
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	400	298,445
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	102,400
7.125%	02/01/32		295	302,064

				4,124,528

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		490	486,009
5.550%	05/01/28		80	80,534
5.750%	05/24/26		370	371,108
6.050%	08/01/28		200	204,895

				1,142,546

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51		51	34,608
4.200%	09/01/48		50	40,557

				75,165

TOTAL CORPORATE BONDS (cost $287,220,542)				269,121,928

FLOATING RATE AND OTHER LOANS — 0.1%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
10.176%(c)	11/17/28		576	550,125

Commercial Services — 0.0%
Adtalem Global Education, Inc.,
2024 Repricing Term Loan, 1 Month SOFR + 3.500%
8.844%(c)	08/11/28		160	160,791

Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan
8.579%(c)	03/01/29		1,695	1,692,694

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term Loan, 1 Month SOFR + 3.114%
8.458%(c)	03/20/28	898	$897,395

Media — 0.0%
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24	279	386,982
First Lien Term Loan, 1 Month SOFR + 10.100%
15.429%(c)	05/25/26	222	207,135
Second Lien Term Loan
8.175%	08/24/26	1,642	31,192

			625,309

Retail — 0.1%
Peer Holding III BV (Netherlands),
Term Loan B-6
—%(p)	06/30/31	3,625	3,874,107

Telecommunications — 0.0%
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.075%(c)	05/29/27	955	923,523

TOTAL FLOATING RATE AND OTHER LOANS (cost $8,718,198)			8,723,944

MUNICIPAL BONDS — 0.0%
California — 0.0%
California State University,
Taxable, Revenue Bonds, Series E
2.897%	11/01/51	165	116,892
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	115	126,072
University of California,
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	345	288,331

			531,295

New York — 0.0%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	110	122,150

Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Series A
0.000%(cc)	11/01/51	377	235,673

TOTAL MUNICIPAL BONDS (cost $929,750)			889,118

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150%
(Cap N/A, Floor 0.000%)
8.485%(c)	12/25/41	200	206,851
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.585%(c)	03/25/42	90	99,967

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.585%(c)	03/25/42	80	$86,771
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.835%(c)	10/25/43	120	123,679
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.785%(c)	04/25/34	240	245,457
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.335%(c)	09/26/33	150	150,982
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.335%(c)	11/25/41	90	90,680
Fannie Mae REMIC,
Series 2017-66, Class BD
3.000%	09/25/47	225	196,996
Series 2022-24, Class AD
4.000%	05/25/49	59	55,006
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.335%(c)	08/25/33	230	252,043
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.485%(c)	12/25/33	105	116,537
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.435%(c)	09/25/41	300	302,593
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.685%(c)	12/25/41	200	202,463
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.735%(c)	02/25/42	100	102,497
Freddie Mac REMIC,
Series 4910, Class MI, IO
4.000%	08/25/49	60	12,402
Series 5020, Class IH, IO
3.000%	08/25/50	276	46,886
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	575	557,053
Government National Mortgage Assoc.,
Series 2021-215, Class KA
2.500%	10/20/49	311	268,292
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.935%(c)	04/25/34	204	204,473
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.235%(c)	04/25/34	200	203,860

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.035%(c)	11/25/31		300	$306,746

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,733,351)				3,832,234

SOVEREIGN BONDS — 0.7%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	635,323
Australia Government Bond (Australia),
Bonds, Series 165
1.750%	11/21/32	AUD	420	230,859
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	1,201	772,785
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	699	366,719
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	1,971	727,614
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	210	142,164
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	100	106,240
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	253,612
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	178,515
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,756	1,730,758
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	25	16,031
4.125%	09/23/29	EUR	200	219,545
4.625%	09/23/34	EUR	300	336,144
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	248	276,136
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
1.000%	05/15/38	EUR	230	199,339
2.600%	05/15/41	EUR	180	189,732
Bonds, Series G
2.300%	02/15/33	EUR	262	277,520
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	220,652
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
4.150%	06/15/33	CAD	255	190,089
Canadian Government Bond (Canada),
Bonds
1.250%	03/01/27	CAD	1,158	794,183
1.750%	12/01/53	CAD	323	163,709

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
2.000%	06/01/32	CAD	1,447	$948,142
4.000%	06/01/41	CAD	254	197,508
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,395,700
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	700	626,673
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	1,410	1,487,555
Colombian TES (Colombia),
Bonds, Series B
6.250%	07/09/36	COP	283,200	46,922
7.000%	03/26/31	COP	418,700	84,404
7.250%	10/18/34	COP	85,000	16,007
7.250%	10/26/50	COP	209,900	32,671
9.250%	05/28/42	COP	203,600	40,581
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	400	357,162
1.500%	06/17/31	EUR	1,300	1,242,135
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,750	1,301,737
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 138
1.750%	06/23/32	CZK	4,110	147,639
Sr. Unsec’d. Notes, Series 142
1.950%	07/30/37	CZK	430	14,154
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,018	178,553
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	150	167,118
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	227	186,801
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	305	280,258
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	580	331,171
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.450%	06/25/26	CNH	1,000	137,568
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, Series 10Y, 144A
3.000%	09/15/34	EUR	210	223,118
French Republic Government Bond OAT (France),
Bonds, 144A
3.000%	06/25/49	EUR	689	660,988
3.250%	05/25/55	EUR	71	69,088
Bonds, 144A, Series OAT
2.500%	09/24/27	EUR	1,083	1,140,495
2.750%	02/25/30	EUR	586	617,581

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	2,500	$2,215,984
3.375%	06/15/34	EUR	77	79,943
4.125%	06/15/54	EUR	631	649,048
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	102,930
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	284,716
Hungary Government Bond (Hungary),
Bonds, Series 29/A
2.000%	05/23/29	HUF	18,580	40,771
Bonds, Series 32/A
4.750%	11/24/32	HUF	14,810	34,945
Bonds, Series 33/A
2.250%	04/20/33	HUF	30,850	58,973
Bonds, Series 35/A
7.000%	10/24/35	HUF	510	1,398
Bonds, Series 38/A
3.000%	10/27/38	HUF	13,550	24,079
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,520	1,343,480
6.125%	05/22/28		200	203,750
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	700	661,974
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	600	509,638
3.550%	03/31/32		200	179,272
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,960	2,095,782
Indonesia Treasury Bond (Indonesia),
Bonds, Series 089
6.875%	08/15/51	IDR	420,000	24,905
Bonds, Series 090
5.125%	04/15/27	IDR	1,815,000	106,517
Bonds, Series 092
7.125%	06/15/42	IDR	1,265,000	77,274
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.300%	05/15/33	EUR	103	96,991
1.500%	05/15/50	EUR	66	49,416
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	200	165,040
6.875%	10/21/34	GBP	100	134,968
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
3.350%	07/01/29	EUR	229	242,927
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	1,705	1,651,061
Sr. Unsec’d. Notes, Series 21Y, 144A
3.100%	03/01/40	EUR	41	37,752

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Sr. Unsec’d. Notes, Series 26Y, 144A
3.350%	03/01/35	EUR	80	$80,356
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	240	256,025
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	87,400	322,432
Japan Government Ten Year Bond (Japan),
Bonds, Series 365
0.100%	12/20/31	JPY	413,800	2,441,936
Bonds, Series 371
0.400%	06/20/33	JPY	235,350	1,394,228
Japan Government Thirty Year Bond (Japan),
Bonds, Series 32
2.300%	03/20/40	JPY	408,300	2,789,635
Bonds, Series 65
0.400%	12/20/49	JPY	227,200	948,971
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	152,306
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 098, 144A
3.300%	06/22/54	EUR	80	80,587
Sr. Unsec’d. Notes, Series 100, 144A
2.850%	10/22/34	EUR	491	512,516
Sr. Unsec’d. Notes, Series 101, 144A,
3.500%	06/22/55	EUR	113	117,719
Korea Treasury Bond (South Korea),
Bonds, Series 2803
5.500%	03/10/28	KRW	285,560	223,384
Bonds, Series 4009
1.500%	09/10/40	KRW	410,640	233,835
Bonds, Series 5203
2.500%	03/10/52	KRW	652,060	411,181
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	392,400	262,465
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	100	92,644
0.000%	03/17/31	EUR	200	169,184
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	600	582,128
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	100	112,617
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	112	23,122
Bonds, Series 0123
4.457%	03/31/53	MYR	160	35,205
Bonds, Series 0307
3.502%	05/31/27	MYR	1,160	245,694
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	300	326,793

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	5,504	$267,490
7.000%	09/03/26	MXN	3,046	155,164
7.500%	05/26/33	MXN	1,892	88,878
8.000%	07/31/53	MXN	961	42,548
8.500%	03/01/29	MXN	4,375	225,020
Bonds, Series M20
7.500%	06/03/27	MXN	2,446	124,463
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	4,660	219,139
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,300	1,174,698
2.250%	08/12/36	EUR	400	325,569
6.000%	05/07/36		200	194,800
6.350%	02/09/35		200	201,100
6.400%	05/07/54		200	190,250
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/38	EUR	753	543,277
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.250%	02/20/36	AUD	817	498,476
New Zealand Government Bond (New Zealand),
Unsec’d. Notes, Series 0530
4.500%	05/15/30	NZD	367	222,982
Unsec’d. Notes, Series 0551
2.750%	05/15/51	NZD	425	173,533
Unsec’d. Notes, Series 0554
5.000%	05/15/54	NZD	1,980	1,204,274
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, 144A, Series 484
2.125%	05/18/32	NOK	1,608	135,005
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	168,700
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	745	170,557
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	1,075,727
2.750%	01/30/26	EUR	475	499,958
2.783%	01/23/31		100	85,650
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	730	680,893
1.200%	04/28/33	EUR	767	662,526
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	10/20/34	EUR	218	225,950
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
5.200%	05/15/34	AUD	330	219,467
Unsec’d. Notes
3.100%	06/01/50	CAD	115	67,487

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	109	$59,080
Sr. Unsec’d. Notes, MTN
5.250%	05/23/34	AUD	600	400,042
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	100	58,102
Province of Ontario (Canada),
Bonds
1.900%	12/02/51	CAD	156	69,950
Sr. Unsec’d. Notes
2.500%	04/27/26		312	298,794
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	583	660,605
Unsec’d. Notes
3.450%	06/02/45	CAD	377	239,818
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27(a)		754	714,500
Unsec’d. Notes
3.100%	12/01/51	CAD	193	112,725
3.500%	12/01/45	CAD	208	132,570
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	50	30,529
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	330	206,617
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	327	310,039
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
1.500%	02/20/47	EUR	167	127,896
2.900%	02/20/33	EUR	81	85,947
3.450%	10/20/30	EUR	262	289,004
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	1,000	790,505
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		3,500	3,115,281
4.000%	10/17/49		330	243,021
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	718	923,780
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		860	845,365
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	312	58,976
Bonds, Series 1033
6.000%	10/25/33	PLN	213	54,201
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.125%	09/18/34		49	48,211
5.500%	03/18/54		18	17,461

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Romania Government Bond (Romania),
Bonds
4.750%	10/11/34	RON	150	$27,291
Bonds, Series 08Y
4.850%	07/25/29	RON	405	80,494
Bonds, Series 10Y
7.200%	10/30/33	RON	110	24,085
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	20	19,665
Sr. Unsec’d. Notes, 144A
5.875%	01/30/29		90	89,409
6.625%	02/17/28		72	73,486
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	20	18,092
5.375%	03/22/31	EUR	101	106,949
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	400	348,460
2.000%	01/28/32	EUR	197	164,430
3.375%	01/28/50	EUR	94	66,851
3.875%	10/29/35	EUR	20	18,092
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	150	104,056
2.750%	04/14/41	EUR	209	145,069
Unsec’d. Notes, 144A, MTN
1.750%	07/13/30	EUR	174	151,580
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	400	321,553
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,300	1,184,270
5.000%	01/16/34		200	196,500
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	900	923,494
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	300	312,615
Singapore Government Bond (Singapore),
Bonds
2.125%	06/01/26	SGD	265	190,695
2.375%	06/01/25	SGD	101	73,615
3.375%	05/01/34	SGD	232	173,577
3.500%	03/01/27	SGD	66	48,911
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	137	78,726
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	100	74,902
Unsec’d. Notes, Series 236
0.750%	04/09/30	EUR	282	262,369
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	48	47,356
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	200	220,263

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Slovenia Government International Bond (Slovenia),
Bonds, 144A
5.000%	09/19/33		800	$793,704
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
3.500%	05/31/29	EUR	861	940,586
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	3,200	1,820,561
1.200%	10/31/40	EUR	800	591,450
1.900%	10/31/52	EUR	327	229,777
3.250%	04/30/34	EUR	311	329,503
3.450%	10/31/34	EUR	125	134,198
3.450%	07/30/43	EUR	266	269,407
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	494	377,943
Svensk Exportkredit AB (Sweden),
Sr. Preferred Notes, EMTN
3.375%	08/30/30	EUR	400	433,509
Sweden Government Bond (Sweden),
Bonds, Series 1065
1.750%	11/11/33	SEK	2,005	182,229
Swiss Confederation Government Bond (Switzerland),
Bonds
1.250%	05/28/26	CHF	891	1,000,434
1.500%	04/30/42	CHF	94	120,104
3.250%	06/27/27	CHF	84	100,398
3.500%	04/08/33	CHF	174	241,850
Thailand Government Bond (Thailand),
Bonds
2.750%	06/17/52	THB	2,654	63,194
Sr. Unsec’d. Notes
2.800%	06/17/34	THB	1,618	44,346
4.000%	06/17/55	THB	192	5,685
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.000%	09/17/35	AUD	913	439,048
Local Gov’t. Gtd. Notes, MTN
2.000%	11/20/37	AUD	494	219,649
United Kingdom Gilt (United Kingdom),
Bonds
0.875%	07/31/33	GBP	2,086	1,989,867
3.750%	01/29/38	GBP	1,689	1,995,261
3.750%	10/22/53	GBP	455	492,123
4.375%	07/31/54	GBP	398	480,355
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.750%	11/22/33	GBP	578	741,153
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	2,631	70,487

TOTAL SOVEREIGN BONDS (cost $94,627,728)				82,238,171

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corp.
2.000%	03/01/37		35	30,786
2.000%	04/01/37		10	8,785

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.000%	07/01/37	35	$30,784
2.000%	03/01/51	32	25,189
2.000%	09/01/51	40	31,553
2.500%	06/01/30	36	33,491
2.500%	11/01/35	48	43,689
2.500%	09/01/50	181	150,136
2.500%	01/01/51	481	397,880
2.500%	02/01/51	65	54,638
2.500%	07/01/51	49	40,724
2.500%	08/01/51	325	266,550
2.500%	11/01/51	98	81,444
3.000%	06/01/30	10	9,454
3.000%	09/01/35	40	36,955
3.000%	05/01/45	50	44,110
3.000%	08/01/46	127	111,321
3.500%	10/01/30	9	8,461
3.500%	07/01/45	57	51,347
3.500%	03/01/48	285	258,066
4.000%	01/01/33	78	76,129
4.000%	03/01/34	56	54,588
4.000%	06/01/42	24	22,896
4.000%	09/01/44	48	45,113
4.000%	04/01/45	13	11,880
4.000%	05/01/45	35	32,755
4.000%	05/01/46	43	39,930
4.000%	01/01/47	57	53,765
4.500%	12/01/34	13	12,645
4.500%	07/01/41	18	17,532
4.500%	03/01/44	23	22,333
4.500%	12/01/45	47	45,448
4.500%	09/01/50	323	308,562
4.500%	11/01/52	370	349,402
5.000%	02/01/42	63	62,711
5.000%	01/01/53	159	153,903
5.500%	12/01/53	532	524,377
6.000%	12/01/52	149	150,601
6.000%	03/01/53	65	66,372
6.750%	03/15/31(k)	430	486,162
Federal Home Loan Mortgage Corp., MTN
1.865%(s)	12/14/29(k)	280	217,403
Federal National Mortgage Assoc.
1.500%	TBA	125	93,193
2.000%	TBA	838	655,277
2.000%	07/01/30	22	20,488
2.000%	04/01/31	18	16,227
2.000%	05/01/36	148	131,637
2.000%	10/01/36	73	64,327
2.000%	04/01/37	70	61,573
2.000%	06/01/37	25	21,963
2.000%	06/01/37	45	39,533
2.000%	06/01/40	75	63,300
2.000%	11/01/40	19	16,283
2.000%	12/01/40	148	125,159
2.000%	11/01/41	303	256,184
2.000%	07/01/50	86	67,762
2.000%	02/01/51	556	438,127
2.000%	03/01/51	88	69,853
2.000%	03/01/51	109	86,798

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.000%	05/01/51	349	$274,931
2.000%	07/01/51	548	434,381
2.500%	TBA	706	576,410
2.500%	06/01/30	10	8,984
2.500%	07/01/30	21	19,500
2.500%	04/01/37	241	216,712
2.500%	04/01/50	114	94,112
2.500%	07/01/50	21	17,226
2.500%	12/01/51	178	147,798
2.500%	01/01/52	495	407,869
3.000%	06/01/30	32	30,160
3.000%	07/01/30	23	21,771
3.000%	07/01/30	45	43,255
3.000%	09/01/30	22	21,227
3.000%	11/01/30	11	10,297
3.000%	03/01/31	35	33,574
3.000%	07/01/33	38	35,213
3.000%	03/01/35	12	11,297
3.000%	09/01/35	20	18,086
3.000%	12/01/40	127	112,804
3.000%	06/01/45	116	102,331
3.000%	08/01/45	121	105,527
3.000%	01/01/46	20	17,776
3.000%	10/01/46	44	38,000
3.000%	10/01/46	61	53,541
3.000%	11/01/46	164	142,909
3.000%	12/01/46	68	59,515
3.000%	08/01/50	74	63,184
3.000%	12/01/51	220	188,213
3.000%	06/01/52	477	408,575
3.500%	12/01/29	16	15,122
3.500%	05/01/30	13	12,443
3.500%	10/01/30	20	19,651
3.500%	02/01/37	19	17,540
3.500%	08/01/47	32	29,274
3.500%	10/01/50	477	427,342
3.500%	09/01/57	128	112,843
3.500%	05/01/58	114	100,991
4.000%	TBA	156	142,734
4.000%	04/01/35	21	19,702
4.000%	03/01/41	45	42,531
4.000%	11/01/42	64	60,462
4.000%	06/01/44	25	23,463
4.000%	03/01/45	16	14,876
4.000%	04/01/47	50	47,004
4.000%	07/01/47	115	107,366
4.000%	12/01/47	142	132,243
4.000%	02/01/49	175	162,350
4.000%	09/01/49	103	94,684
4.260%	03/01/29	120	117,135
4.480%	02/01/29	118	116,407
4.500%	01/01/42	34	32,983
4.500%	03/01/44	14	13,915
4.500%	06/01/48	48	46,386
4.500%	01/01/51	139	133,551
4.570%	01/01/29	125	123,274
4.910%	01/01/29	100	99,977
4.920%	12/01/28	100	100,125

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	05/01/38	33	$32,676
5.280%	01/01/29	100	101,271
5.500%	07/01/38	19	18,697
5.500%	05/01/39	23	22,855
5.500%	05/01/40	12	12,130
5.500%	10/01/52	167	165,371
6.000%	TBA	3,457	3,466,588
6.000%	02/01/36	13	13,724
6.000%	11/01/38	12	12,437
6.000%	09/01/39	30	30,594
6.000%	06/01/40	17	17,199
6.000%	05/01/53	112	113,782
6.000%	02/01/54	74	74,633
6.500%	TBA	115	117,039
6.625%	11/15/30(k)	405	452,313
7.000%	TBA	350	359,967
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	104	70,283
Government National Mortgage Assoc.
2.000%	TBA	25	20,229
2.000%	11/20/50	205	165,915
2.000%	08/20/52	501	406,081
2.500%	TBA	455	382,431
2.500%	01/20/47	27	23,260
3.000%	11/20/43	120	106,784
3.000%	01/15/45	16	13,643
3.000%	06/20/47	234	206,820
3.500%	04/15/45	16	15,010
3.500%	03/20/47	85	77,198
3.500%	07/20/47	447	406,842
3.500%	08/20/47	122	111,143
3.500%	09/20/47	24	21,569
3.500%	11/20/47	19	17,311
3.500%	12/20/47	18	16,219
3.500%	03/20/48	65	59,455
4.000%	TBA	120	110,883
4.000%	03/15/44	33	31,495
4.000%	02/20/46	16	15,492
4.000%	03/20/46	74	70,124
4.000%	07/20/47	130	121,847
4.000%	12/20/47	48	45,154
4.500%	TBA	115	109,321
4.500%	10/15/41	19	18,792
4.500%	09/20/52	55	52,397
4.500%	10/20/52	19	17,846
5.000%	TBA	250	243,414
5.000%	06/15/38	9	9,274
5.000%	12/15/39	14	14,375
5.000%	05/20/40	88	88,294
5.000%	06/20/40	70	69,983
5.000%	07/20/40	27	27,441
5.000%	03/15/44	59	58,607
5.500%	TBA	185	183,538
Tennessee Valley Authority Generic Strips
2.040%(s)	09/15/30	215	157,626

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30	361	$343,645

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $23,341,914)			21,700,123

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds
1.750%	08/15/41(h)(k)	33,027	21,813,301
2.000%	08/15/51(k)	4,126	2,478,823
2.250%	05/15/41(k)	38,100	27,562,969
3.000%	02/15/49(h)	30,400	23,032,750
3.125%	11/15/41	332	273,433
3.875%	05/15/43	1,015	915,879
4.000%	11/15/42(k)	1,247	1,149,383
4.750%	11/15/43	2,370	2,402,217
U.S. Treasury Inflation Indexed Bonds, TIPS
1.750%	01/15/34	807	783,269
U.S. Treasury Notes
1.250%	06/30/28(k)	605	535,283
1.875%	02/15/32(k)	40	33,575
2.375%	03/31/29(k)	90	82,336
2.875%	08/15/28(k)	355	334,449
3.250%	06/30/29(k)	480	456,075
3.500%	09/15/25	2,399	2,355,612
3.500%	02/15/33(h)	13,240	12,408,362
3.750%	06/30/30(k)	3,055	2,957,622
3.875%	11/30/29	10	9,768
3.875%	12/31/29	75	73,230
3.875%	08/15/33	795	764,939
4.125%	02/15/27	200	197,719
4.125%	11/15/32	1,680	1,651,912
4.250%	12/31/25(k)	13,865	13,732,308
4.250%	01/31/26	6,485	6,422,937
4.375%	11/30/30	1,585	1,586,610
4.500%	11/15/33	1,548	1,562,512
4.875%	11/30/25	1,850	1,847,832
4.875%	04/30/26	2,366	2,369,697
4.875%	10/31/28	3,935	4,009,089
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38	625	333,618
1.964%(s)	08/15/41	7,655	3,376,274
2.053%(s)	05/15/43(k)	2,180	876,002
2.075%(s)	02/15/43	3,280	1,336,472
2.117%(s)	05/15/44	1,220	467,412
2.119%(s)	08/15/45(k)	6,235	2,256,534
2.122%(s)	08/15/44(k)	600	227,156
2.125%(s)	05/15/45(k)	640	234,175
3.150%(s)	11/15/40(k)	8,845	4,057,644
3.930%(s)	02/15/41	1,120	508,419
4.608%(s)	11/15/48	225	70,770
4.696%(s)	05/15/38	3,050	1,606,254
4.715%(s)	11/15/41	415	180,282
4.727%(s)	05/15/50	2,895	863,072
4.734%(s)	11/15/43	505	198,272
4.845%(s)	05/15/41	3,645	1,631,849
4.903%(s)	11/15/42	6,600	2,721,469
4.920%(s)	08/15/48	825	262,421
4.924%(s)	02/15/49	650	202,744

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
5.331%(s)	02/15/40		1,065	$510,493
5.356%(s)	05/15/40		445	210,367

TOTAL U.S. TREASURY OBLIGATIONS (cost $176,755,287)				155,935,590

TOTAL LONG-TERM INVESTMENTS (cost $9,646,743,100)				11,075,762,070

			Shares

SHORT-TERM INVESTMENTS — 13.7%

AFFILIATED MUTUAL FUNDS — 13.0%
PGIM Core Ultra Short Bond Fund(wa)			1,457,445,453	1,457,445,453
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $180,129,943; includes $179,397,554 of cash collateral for securities on loan)(b)(wa)			180,237,334	180,129,191

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,637,575,396)				1,637,574,644

Interest Rate	Maturity Date		Principal Amount (000)#

COMMERCIAL PAPER(n) — 0.0%
AT&T, Inc.
5.499%	07/18/24		700	697,905
Cigna Group (The)
5.490%	07/10/24		500	499,091
FMS Wertmanagement
5.355%	07/29/24		1,400	1,393,598

TOTAL COMMERCIAL PAPER (cost $2,591,706)				2,590,594

FOREIGN TREASURY OBLIGATION(n) — 0.0%
Ontario T-Bills
4.891%	07/03/24	CAD	1,324	966,815

(cost $968,099)

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.0%
Federal Home Loan Bank
5.165%	07/01/24		1,122	1,121,506

(cost $1,122,000)

U.S. TREASURY OBLIGATIONS(n) — 0.7%
U.S. Treasury Bills
5.287%	07/05/24		1,946	1,944,867
5.308%	07/11/24		2,570	2,566,250
5.268%	07/16/24		675	673,521
5.236%	07/25/24		75	74,738
5.293%	08/22/24		2,755	2,734,201
5.289%	09/19/24(h)(k)		75,450	74,575,828

TOTAL U.S. TREASURY OBLIGATIONS (cost $82,569,180)				82,569,405

Shares		Value

UNAFFILIATED FUND — 0.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (7-day effective yield 5.218%) (Institutional Shares)	2,136,754	$2,136,754

(cost $2,136,754)
OPTION PURCHASED*~ — 0.0% (cost $7,256)		7,239

TOTAL SHORT-TERM INVESTMENTS (cost $1,726,970,391)		1,726,966,957

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—101.4% (cost $11,373,713,491)		12,802,729,027

OPTION WRITTEN*~ — (0.0)% (premiums received $7,284)		(2,194)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—101.4% (cost $11,373,706,207)		12,802,726,833
Liabilities in excess of other assets(z) — (1.4)%		(171,833,516)

NET ASSETS — 100.0%		$12,630,893,317

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $175,593,127; cash collateral of $179,397,554 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $543,750. The aggregate value of $65,572 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	07/18/24	$(325)	$(285,543)
Federal National Mortgage Assoc.	3.000%	TBA	07/15/24	(550)	(467,801)
Federal National Mortgage Assoc.	3.000%	TBA	07/18/24	(110)	(101,751)
Federal National Mortgage Assoc.	3.500%	TBA	07/15/24	(365)	(323,025)
Federal National Mortgage Assoc.	3.500%	TBA	07/18/24	(25)	(23,636)
Federal National Mortgage Assoc.	4.000%	TBA	07/18/24	(125)	(120,177)
Federal National Mortgage Assoc.	4.500%	TBA	07/15/24	(306)	(288,466)
Federal National Mortgage Assoc.	4.500%	TBA	07/18/24	(225)	(220,078)
Federal National Mortgage Assoc.	5.000%	TBA	07/15/24	(315)	(304,418)
Federal National Mortgage Assoc.	5.500%	TBA	07/15/24	(16)	(15,779)
Government National Mortgage Assoc.	3.000%	TBA	08/20/24	(17)	(14,818)
Government National Mortgage Assoc.	3.500%	TBA	07/22/24	(160)	(143,650)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,308,896)					$(2,309,142)

Option Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	GSI	08/21/24	0.63%	CDX.NA.IG.42.V1(Q)	1.00%(Q)	9,070	$7,239

(cost $7,256)

Option Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Call	GSI	08/21/24	0.48%	CDX.NA.IG.42.V1(Q)	1.00%(Q)	10,230	$(2,194)

(premiums received $7,284)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
193	3 Month CME SOFR	Sep. 2024	$45,669,831	$(9,178)
2	3 Month CME SOFR	Dec. 2024	474,250	(429)

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Futures contracts outstanding at June 30, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
2	3 Month CME SOFR	Mar. 2025	$475,725	$23
2	3 Month CME SOFR	Jun. 2025	477,175	446
1,470	2 Year U.S. Treasury Notes	Sep. 2024	300,201,563	585,495
3	5 Year Canadian Government Bonds	Sep. 2024	243,149	1,728
13	5 Year Euro-Bobl	Sep. 2024	1,621,118	(8,363)
2,321	5 Year U.S. Treasury Notes	Sep. 2024	247,367,840	950,365
36	10 Year Euro-Bund	Sep. 2024	5,074,504	(22,908)
4	10 Year Korea Treasury Bonds	Sep. 2024	333,077	1,473
1,999	10 Year U.S. Treasury Notes	Sep. 2024	219,858,776	1,293,514
624	10 Year U.S. Ultra Treasury Notes	Sep. 2024	70,843,500	381,860
624	20 Year U.S. Treasury Bonds	Sep. 2024	73,827,000	562,452
2	30 Year Euro Buxl	Sep. 2024	278,961	2,890
831	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	104,160,656	(456,824)
4	10 Year Australian Treasury Bonds	Sep. 2024	303,047	(793)
69	Euro Schatz Index	Sep. 2024	7,810,760	32,997
35	Euro-OAT	Sep. 2024	4,614,938	(27,658)
1,840	Mini MSCI EAFE Index	Sep. 2024	215,574,400	1,627,112
367	Russell 2000 E-Mini Index	Sep. 2024	37,892,750	44,513
2,452	S&P 500 E-Mini Index	Sep. 2024	676,935,900	2,287,423

				7,246,138

Short Positions:
92	3 Month CME SOFR	Sep. 2024	21,770,075	5,011
2	3 Month CME SOFR	Sep. 2025	478,425	(804)
2	3 Month CME SOFR	Dec. 2025	479,400	(954)
2	3 Month CME SOFR	Mar. 2026	480,150	(1,129)
2	3 Month CME SOFR	Jun. 2026	480,675	(1,252)
16	2 Year U.S. Treasury Notes	Sep. 2024	3,267,500	(9,614)
112	3 Year Australian Treasury Bonds	Sep. 2024	7,879,225	33,550
73	5 Year Euro-Bobl	Sep. 2024	9,103,204	(90,689)
14	10 Year Canadian Government Bonds	Sep. 2024	1,228,742	21,391
110	10 Year Euro-Bund	Sep. 2024	15,505,428	(93,024)
9	10 Year Japanese Government Bonds	Sep. 2024	7,991,423	28,169
16	10 Year Mini Japanese Government Bonds	Sep. 2024	1,419,405	6,350
34	10 Year U.K. Gilt	Sep. 2024	4,193,500	(19,131)
41	10 Year U.S. Treasury Notes	Sep. 2024	4,509,360	(13,220)
44	10 Year U.S. Ultra Treasury Notes	Sep. 2024	4,995,375	(2,967)
106	20 Year U.S. Treasury Bonds	Sep. 2024	12,541,125	(112,051)
9	30 Year Euro Buxl	Sep. 2024	1,255,325	(13,079)
30	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	3,760,313	(39,314)
52	British Pound Currency	Sep. 2024	4,110,925	46,186
411	Euro Currency	Sep. 2024	55,238,400	854,897
6	Euro Schatz Index	Sep. 2024	679,196	(3,217)
10	Euro-BTP Italian Government Bond	Sep. 2024	1,234,698	13,571
4	Euro-OAT	Sep. 2024	527,421	253

				608,933

				$7,855,071

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/24	BARC	AUD	4,349	$2,898,443	$2,901,503	$3,060	$—
Expiring 07/02/24	BARC	AUD	3,630	2,415,765	2,421,812	6,047	—
Expiring 07/02/24	BARC	AUD	260	172,833	173,464	631	—
Expiring 07/02/24	BNP	AUD	620	412,804	413,642	838	—
Expiring 07/02/24	BNP	AUD	615	409,149	410,307	1,158	—
Expiring 07/02/24	BNP	AUD	615	408,828	410,307	1,479	—
Expiring 07/02/24	BNP	AUD	615	406,746	410,307	3,561	—
Expiring 07/02/24	BNP	AUD	575	380,958	383,620	2,662	—
Expiring 07/02/24	BNP	AUD	207	136,616	138,104	1,488	—
Expiring 07/02/24	BNP	AUD	205	136,549	136,769	220	—
Expiring 07/02/24	BNP	AUD	205	136,139	136,769	630	—
Expiring 07/02/24	BNP	AUD	205	136,617	136,769	152	—
Expiring 07/02/24	BNP	AUD	200	133,280	133,433	153	—
Expiring 07/02/24	BNP	AUD	190	126,396	126,761	365	—
Expiring 07/02/24	BNP	AUD	170	112,175	113,418	1,243	—
Expiring 07/02/24	BNP	AUD	95	63,154	63,381	227	—
Expiring 07/02/24	CITI	AUD	280	186,875	186,807	—	(68)
Expiring 07/02/24	GSI	AUD	410	272,480	273,538	1,058	—
Expiring 07/02/24	JPM	AUD	620	409,436	413,643	4,207	—
Expiring 07/02/24	JPM	AUD	620	412,521	413,642	1,121	—
Expiring 07/02/24	MSI	AUD	385	255,534	256,859	1,325	—
Expiring 07/02/24	SSB	AUD	310	205,939	206,821	882	—
Expiring 07/02/24	SSB	AUD	285	189,162	190,143	981	—
Expiring 07/02/24	SSB	AUD	205	135,443	136,769	1,326	—
Expiring 07/02/24	SSB	AUD	195	129,205	130,097	892	—
Expiring 07/02/24	SSB	AUD	195	129,287	130,098	811	—
Expiring 07/02/24	SSB	AUD	95	63,193	63,381	188	—
Expiring 07/02/24	SSB	AUD	95	63,350	63,381	31	—
Expiring 07/02/24	SSB	AUD	95	62,979	63,380	401	—
Expiring 07/02/24	TD	AUD	2,420	1,608,332	1,614,541	6,209	—
Expiring 07/02/24	UAG	AUD	208	137,273	138,770	1,497	—
Expiring 07/02/24	WBC	AUD	195	129,592	130,097	505	—
Expiring 08/02/24	BARC	AUD	3,788	2,523,066	2,529,440	6,374	—
Expiring 08/02/24	BNP	AUD	615	410,283	410,667	384	—
Expiring 08/02/24	BNP	AUD	308	205,453	205,668	215	—
Expiring 08/02/24	BNP	AUD	307	204,474	204,999	525	—
Expiring 08/02/24	HSBC	AUD	108	71,856	72,117	261	—
Expiring 08/02/24	HSBC	AUD	107	71,281	71,449	168	—
Expiring 08/02/24	JPM	AUD	615	407,937	410,667	2,730	—
Expiring 08/02/24	SSB	AUD	410	273,602	273,778	176	—
Expiring 08/02/24	TD	AUD	2,526	1,680,214	1,686,738	6,524	—
Brazilian Real,
Expiring 07/02/24	BOA	BRL	920	165,500	164,507	—	(993)
Expiring 07/02/24	BOA	BRL	410	76,376	73,313	—	(3,063)
Expiring 07/02/24	CITI	BRL	1,880	338,196	336,168	—	(2,028)
Expiring 07/02/24	CITI	BRL	400	73,073	71,525	—	(1,548)
Expiring 07/02/24	DB	BRL	1,300	246,773	232,457	—	(14,316)
Expiring 07/02/24	DB	BRL	145	26,788	25,928	—	(860)
Expiring 07/02/24	GSI	BRL	28,286	5,440,889	5,057,865	—	(383,024)
Expiring 07/02/24	GSI	BRL	2,590	502,327	463,125	—	(39,202)
Expiring 08/02/24	BOA	BRL	28,286	5,106,574	5,038,861	—	(67,713)
Expiring 08/02/24	DB	BRL	755	138,899	134,496	—	(4,403)
Expiring 08/02/24	MSI	BRL	435	79,577	77,491	—	(2,086)
British Pound,
Expiring 07/02/24	BARC	GBP	114	145,506	144,111	—	(1,395)
Expiring 07/02/24	BNP	GBP	320	406,756	404,522	—	(2,234)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/02/24	BNP	GBP	201	$256,416	$254,090	$—	$(2,326)
Expiring 07/02/24	BNP	GBP	201	256,176	254,090	—	(2,086)
Expiring 07/02/24	BNP	GBP	178	226,889	225,015	—	(1,874)
Expiring 07/02/24	BNP	GBP	100	127,365	126,413	—	(952)
Expiring 07/02/24	BNP	GBP	54	68,741	68,263	—	(478)
Expiring 07/02/24	BNP	GBP	50	63,898	63,207	—	(691)
Expiring 07/02/24	BNP	GBP	50	63,552	63,207	—	(345)
Expiring 07/02/24	CBA	GBP	121	154,931	152,960	—	(1,971)
Expiring 07/02/24	CITI	GBP	302	384,742	381,768	—	(2,974)
Expiring 07/02/24	CITI	GBP	100	127,218	126,413	—	(805)
Expiring 07/02/24	GSI	GBP	150	191,936	189,620	—	(2,316)
Expiring 07/02/24	HSBC	GBP	156	199,535	197,204	—	(2,331)
Expiring 07/02/24	JPM	GBP	50	64,010	63,206	—	(804)
Expiring 07/02/24	MSI	GBP	78	99,748	98,603	—	(1,145)
Expiring 07/02/24	MSI	GBP	54	68,703	68,263	—	(440)
Expiring 07/02/24	MSI	GBP	53	68,079	66,998	—	(1,081)
Expiring 07/02/24	MSI	GBP	53	68,066	66,999	—	(1,067)
Expiring 07/02/24	MSI	GBP	53	67,678	66,999	—	(679)
Expiring 07/02/24	RBC	GBP	301	384,635	380,504	—	(4,131)
Expiring 07/02/24	SG	GBP	101	128,496	127,677	—	(819)
Expiring 07/02/24	SSB	GBP	152	193,673	192,148	—	(1,525)
Expiring 07/02/24	SSB	GBP	107	136,916	135,262	—	(1,654)
Expiring 07/02/24	SSB	GBP	100	127,927	126,413	—	(1,514)
Expiring 07/02/24	SSB	GBP	53	67,591	66,999	—	(592)
Expiring 07/02/24	TD	GBP	1,625	2,067,445	2,054,211	—	(13,234)
Expiring 07/02/24	TD	GBP	1,551	1,968,337	1,960,263	—	(8,074)
Expiring 07/02/24	UAG	GBP	6,957	8,830,520	8,794,554	—	(35,966)
Expiring 07/02/24	UAG	GBP	681	869,849	860,872	—	(8,977)
Expiring 07/02/24	UAG	GBP	103	131,654	130,205	—	(1,449)
Expiring 07/19/24	JPM	GBP	2,412	3,023,511	3,049,920	26,409	—
Expiring 08/02/24	BNP	GBP	162	204,754	204,831	77	—
Expiring 08/02/24	UAG	GBP	1,730	2,196,256	2,187,389	—	(8,867)
Expiring 08/02/24	UAG	GBP	324	409,483	409,661	178	—
Canadian Dollar,
Expiring 07/02/24	BNP	CAD	565	411,927	413,035	1,108	—
Expiring 07/02/24	BNP	CAD	560	407,128	409,380	2,252	—
Expiring 07/02/24	BNP	CAD	560	406,786	409,380	2,594	—
Expiring 07/02/24	BNP	CAD	555	405,093	405,725	632	—
Expiring 07/02/24	BNP	CAD	525	383,863	383,793	—	(70)
Expiring 07/02/24	BNP	CAD	190	138,068	138,897	829	—
Expiring 07/02/24	BNP	CAD	185	135,165	135,242	77	—
Expiring 07/02/24	BNP	CAD	185	135,045	135,242	197	—
Expiring 07/02/24	BNP	CAD	85	62,124	62,138	14	—
Expiring 07/02/24	BOA	CAD	95	69,292	69,449	157	—
Expiring 07/02/24	BOA	CAD	85	62,124	62,138	14	—
Expiring 07/02/24	CITI	CAD	185	134,985	135,242	257	—
Expiring 07/02/24	GSI	CAD	190	138,048	138,897	849	—
Expiring 07/02/24	MSI	CAD	6,399	4,675,581	4,677,900	2,319	—
Expiring 07/02/24	MSI	CAD	375	273,926	274,138	212	—
Expiring 07/02/24	RBC	CAD	3,501	2,568,109	2,559,358	—	(8,751)
Expiring 07/02/24	RBC	CAD	560	409,181	409,381	200	—
Expiring 07/02/24	RBC	CAD	190	138,057	138,897	840	—
Expiring 07/02/24	RBC	CAD	175	127,702	127,932	230	—
Expiring 07/02/24	RBC	CAD	95	69,270	69,448	178	—
Expiring 07/02/24	RBC	CAD	90	65,648	65,793	145	—

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/02/24	SSB	CAD	95	$69,093	$69,448	$355	$—
Expiring 07/02/24	SSB	CAD	90	65,981	65,794	—	(187)
Expiring 07/02/24	SSB	CAD	85	62,114	62,138	24	—
Expiring 07/02/24	TD	CAD	175	128,306	127,932	—	(374)
Expiring 07/02/24	TD	CAD	175	127,868	127,931	63	—
Expiring 07/02/24	UAG	CAD	280	203,173	204,691	1,518	—
Expiring 07/02/24	UAG	CAD	280	203,351	204,690	1,339	—
Expiring 07/02/24	UAG	CAD	95	69,079	69,449	370	—
Expiring 07/02/24	UAG	CAD	85	62,156	62,138	—	(18)
Expiring 07/19/24	DB	CAD	310	227,243	226,778	—	(465)
Expiring 08/02/24	BNP	CAD	560	409,221	409,681	460	—
Expiring 08/02/24	BOA	CAD	95	69,611	69,499	—	(112)
Expiring 08/02/24	MSI	CAD	3,501	2,559,828	2,561,237	1,409	—
Expiring 08/02/24	SCB	CAD	135	98,862	98,763	—	(99)
Expiring 08/02/24	SSB	CAD	95	69,488	69,500	12	—
Expiring 08/02/24	TD	CAD	95	69,478	69,499	21	—
Chilean Peso,
Expiring 07/02/24	BARC	CLP	224,200	242,481	238,232	—	(4,249)
Expiring 07/02/24	BARC	CLP	24,900	26,917	26,458	—	(459)
Expiring 07/02/24	DB	CLP	115,300	122,096	122,516	420	—
Expiring 07/02/24	GSI	CLP	44,000	46,593	46,753	160	—
Expiring 07/02/24	MSI	CLP	249,800	265,502	265,434	—	(68)
Expiring 07/02/24	MSI	CLP	175,348	185,553	186,322	769	—
Expiring 07/02/24	MSI	CLP	87,100	95,389	92,551	—	(2,838)
Expiring 07/02/24	MSI	CLP	24,900	26,368	26,459	91	—
Expiring 07/02/24	MSI	CLP	12,500	13,532	13,283	—	(249)
Expiring 07/02/24	MSI	CLP	532	587	565	—	(22)
Expiring 08/02/24	BARC	CLP	64,700	68,506	68,736	230	—
Expiring 08/02/24	MSI	CLP	232	245	246	1	—
Expiring 09/23/24	BARC	CLP	1,177,422	1,260,000	1,250,478	—	(9,522)
Chinese Renminbi,
Expiring 07/02/24	JPM	CNH	2,963	409,158	406,020	—	(3,138)
Expiring 07/02/24	JPM	CNH	1,482	204,093	203,079	—	(1,014)
Expiring 07/02/24	JPM	CNH	1,481	204,393	202,942	—	(1,451)
Expiring 07/02/24	UAG	CNH	21,650	2,966,973	2,966,698	—	(275)
Expiring 08/29/24	JPM	CNH	932	129,315	128,255	—	(1,060)
Expiring 09/19/24	JPM	CNH	15,941	2,214,000	2,197,601	—	(16,399)
Expiring 09/19/24	MSI	CNH	16,366	2,266,000	2,256,135	—	(9,865)
Expiring 09/26/24	CITI	CNH	997	137,802	137,548	—	(254)
Colombian Peso,
Expiring 07/02/24	BARC	COP	114,200	27,598	27,487	—	(111)
Expiring 07/02/24	BARC	COP	82,300	20,156	19,809	—	(347)
Expiring 07/02/24	BNP	COP	458,400	109,836	110,333	497	—
Expiring 07/02/24	BOA	COP	620,050	149,119	149,242	123	—
Expiring 07/02/24	BOA	COP	517,100	130,713	124,462	—	(6,251)
Expiring 07/02/24	CITI	COP	1,198,642	294,145	288,503	—	(5,642)
Expiring 07/02/24	CITI	COP	645,255	155,180	155,308	128	—
Expiring 07/02/24	CITI	COP	611,552	157,684	147,196	—	(10,488)
Expiring 07/02/24	CITI	COP	353,300	89,534	85,037	—	(4,497)
Expiring 07/02/24	JPM	COP	109,500	26,334	26,356	22	—
Expiring 07/02/24	MSI	COP	1,426,955	367,351	343,457	—	(23,894)
Expiring 07/02/24	MSI	COP	764,919	183,959	184,110	151	—
Expiring 07/02/24	SCB	COP	691,930	166,406	166,543	137	—
Expiring 08/02/24	CITI	COP	1,256,807	306,639	300,905	—	(5,734)
Expiring 09/18/24	BARC	COP	6,606,739	1,563,000	1,571,392	8,392	—

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/18/24	CITI	COP	2,073,555	$495,000	$493,189	$—	$(1,811)
Expiring 09/18/24	CITI	COP	2,058,210	495,000	489,539	—	(5,461)
Expiring 09/18/24	DB	COP	3,362,287	810,000	799,710	—	(10,290)
Czech Koruna,
Expiring 07/02/24	BARC	CZK	12,990	572,110	555,372	—	(16,738)
Expiring 07/02/24	BARC	CZK	310	13,463	13,254	—	(209)
Expiring 07/02/24	CITI	CZK	1,310	57,661	56,008	—	(1,653)
Expiring 07/02/24	CITI	CZK	1,230	54,032	52,587	—	(1,445)
Expiring 07/02/24	GSI	CZK	1,170	51,592	50,022	—	(1,570)
Expiring 07/02/24	HSBC	CZK	6,327	273,128	270,504	—	(2,624)
Expiring 07/02/24	JPM	CZK	1,010	44,588	43,181	—	(1,407)
Expiring 07/02/24	JPM	CZK	620	27,056	26,507	—	(549)
Expiring 07/02/24	JPM	CZK	310	13,438	13,254	—	(184)
Expiring 07/02/24	JPM	CZK	310	13,551	13,253	—	(298)
Expiring 07/02/24	MSI	CZK	1,470	64,109	62,848	—	(1,261)
Expiring 07/02/24	RBC	CZK	2,200	96,753	94,059	—	(2,694)
Expiring 07/02/24	RBC	CZK	1,500	66,028	64,131	—	(1,897)
Expiring 07/02/24	UAG	CZK	310	13,540	13,253	—	(287)
Expiring 07/19/24	BARC	CZK	28,757	1,250,000	1,229,896	—	(20,104)
Expiring 07/19/24	BARC	CZK	16,263	714,971	695,532	—	(19,439)
Expiring 07/19/24	BARC	CZK	12,863	567,029	550,144	—	(16,885)
Expiring 07/19/24	BNP	CZK	23,449	1,013,760	1,002,889	—	(10,871)
Expiring 07/19/24	CITI	CZK	2,257	96,669	96,525	—	(144)
Expiring 07/19/24	DB	CZK	28,523	1,251,000	1,219,885	—	(31,115)
Expiring 07/19/24	MSI	CZK	29,124	1,240,000	1,245,588	5,588	—
Expiring 08/02/24	UAG	CZK	620	26,643	26,524	—	(119)
Danish Krone,
Expiring 07/02/24	CITI	DKK	1,158	166,620	166,323	—	(297)
Euro,
Expiring 07/02/24	BARC	EUR	355	386,406	380,257	—	(6,149)
Expiring 07/02/24	BARC	EUR	296	321,357	317,059	—	(4,298)
Expiring 07/02/24	BARC	EUR	251	272,098	268,858	—	(3,240)
Expiring 07/02/24	BARC	EUR	236	256,194	252,790	—	(3,404)
Expiring 07/02/24	BARC	EUR	118	128,217	126,395	—	(1,822)
Expiring 07/02/24	BARC	EUR	71	77,348	76,052	—	(1,296)
Expiring 07/02/24	BNP	EUR	512	558,434	548,427	—	(10,007)
Expiring 07/02/24	BNP	EUR	377	408,362	403,822	—	(4,540)
Expiring 07/02/24	BNP	EUR	236	255,568	252,791	—	(2,777)
Expiring 07/02/24	BNP	EUR	192	205,747	205,660	—	(87)
Expiring 07/02/24	BNP	EUR	192	205,579	205,660	81	—
Expiring 07/02/24	BNP	EUR	156	169,832	167,099	—	(2,733)
Expiring 07/02/24	BNP	EUR	152	162,870	162,814	—	(56)
Expiring 07/02/24	BNP	EUR	132	141,462	141,391	—	(71)
Expiring 07/02/24	BNP	EUR	127	136,282	136,036	—	(246)
Expiring 07/02/24	BNP	EUR	118	128,338	126,395	—	(1,943)
Expiring 07/02/24	BNP	EUR	108	116,053	115,684	—	(369)
Expiring 07/02/24	BNP	EUR	93	101,086	99,617	—	(1,469)
Expiring 07/02/24	BNP	EUR	64	68,772	68,553	—	(219)
Expiring 07/02/24	BOA	EUR	376	409,152	402,751	—	(6,401)
Expiring 07/02/24	BOA	EUR	325	350,987	348,122	—	(2,865)
Expiring 07/02/24	BOA	EUR	324	347,539	347,052	—	(487)
Expiring 07/02/24	BOA	EUR	324	347,363	347,051	—	(312)
Expiring 07/02/24	BOA	EUR	59	64,250	63,198	—	(1,052)
Expiring 07/02/24	DB	EUR	34,324	36,827,936	36,766,034	—	(61,902)
Expiring 07/02/24	DB	EUR	7,471	8,142,830	8,002,536	—	(140,294)

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/02/24	GSI	EUR	335	$364,423	$359,124	$—	$(5,299)
Expiring 07/02/24	JPM	EUR	251	273,780	268,858	—	(4,922)
Expiring 07/02/24	JPM	EUR	251	273,730	268,858	—	(4,872)
Expiring 07/02/24	MSI	EUR	118	128,420	126,395	—	(2,025)
Expiring 07/02/24	RBC	EUR	356	386,428	381,328	—	(5,100)
Expiring 07/02/24	RBC	EUR	119	129,328	127,467	—	(1,861)
Expiring 07/02/24	SG	EUR	236	255,616	252,790	—	(2,826)
Expiring 07/02/24	SSB	EUR	8,363	8,980,193	8,958,211	—	(21,982)
Expiring 07/02/24	SSB	EUR	236	255,746	252,790	—	(2,956)
Expiring 07/02/24	SSB	EUR	192	206,039	205,660	—	(379)
Expiring 07/02/24	SSB	EUR	118	128,426	126,395	—	(2,031)
Expiring 07/02/24	SSB	EUR	118	128,365	126,396	—	(1,969)
Expiring 07/02/24	SSB	EUR	59	64,179	63,198	—	(981)
Expiring 07/02/24	SSB	EUR	59	64,279	63,198	—	(1,081)
Expiring 07/02/24	TD	EUR	73	78,216	78,194	—	(22)
Expiring 07/02/24	TD	EUR	63	67,706	67,483	—	(223)
Expiring 07/02/24	UAG	EUR	501	546,321	536,644	—	(9,677)
Expiring 07/02/24	UAG	EUR	236	256,349	252,791	—	(3,558)
Expiring 07/19/24	HSBC	EUR	506	543,172	542,450	—	(722)
Expiring 08/02/24	BNP	EUR	901	964,482	966,573	2,091	—
Expiring 08/02/24	BNP	EUR	128	137,362	137,315	—	(47)
Expiring 08/02/24	BNP	EUR	83	89,138	89,041	—	(97)
Expiring 08/02/24	BNP	EUR	68	72,941	72,949	8	—
Expiring 08/02/24	CITI	EUR	382	409,681	409,802	121	—
Expiring 08/02/24	DB	EUR	7,096	7,624,844	7,612,436	—	(12,408)
Expiring 08/02/24	JPM	EUR	332	355,764	356,162	398	—
Expiring 08/02/24	MSI	EUR	137	147,128	146,971	—	(157)
Hungarian Forint,
Expiring 07/02/24	BNP	HUF	173,483	471,603	470,312	—	(1,291)
Expiring 07/02/24	BNP	HUF	9,200	25,580	24,941	—	(639)
Expiring 07/02/24	BOA	HUF	21,600	59,710	58,558	—	(1,152)
Expiring 07/02/24	CITI	HUF	15,500	43,335	42,021	—	(1,314)
Expiring 07/02/24	MSI	HUF	4,600	12,770	12,470	—	(300)
Expiring 07/02/24	UAG	HUF	11,800	32,764	31,990	—	(774)
Expiring 07/19/24	BOA	HUF	449,427	1,210,000	1,217,588	7,588	—
Expiring 07/19/24	CITI	HUF	451,490	1,214,000	1,223,178	9,178	—
Expiring 07/19/24	CITI	HUF	413,733	1,152,000	1,120,887	—	(31,113)
Expiring 07/19/24	GSI	HUF	439,594	1,198,000	1,190,949	—	(7,051)
Expiring 07/19/24	JPM	HUF	422,602	1,148,000	1,144,913	—	(3,087)
Expiring 07/19/24	UAG	HUF	414,456	1,137,000	1,122,844	—	(14,156)
Indian Rupee,
Expiring 07/02/24	CITI	INR	32,252	386,467	386,766	299	—
Expiring 07/02/24	DB	INR	55,534	667,324	665,964	—	(1,360)
Expiring 07/02/24	GSI	INR	5,897	70,657	70,717	60	—
Expiring 07/02/24	JPM	INR	24,161	289,515	289,739	224	—
Expiring 07/02/24	MSI	INR	17,120	205,145	205,303	158	—
Expiring 07/02/24	MSI	INR	4,260	50,886	51,086	200	—
Expiring 07/02/24	SCB	INR	25,168	301,581	301,814	233	—
Expiring 08/02/24	JPM	INR	14,100	169,024	168,925	—	(99)
Expiring 09/18/24	DB	INR	175,491	2,092,959	2,099,326	6,367	—
Expiring 09/18/24	MSI	INR	175,491	2,095,270	2,099,326	4,056	—
Indonesian Rupiah,
Expiring 07/02/24	BARC	IDR	1,540,000	94,904	94,109	—	(795)
Expiring 07/02/24	GSI	IDR	6,181,948	377,086	377,774	688	—
Expiring 07/02/24	JPM	IDR	5,293,948	323,097	323,509	412	—

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 07/02/24	MSI	IDR	652,000	$39,771	$39,844	$73	$—
Expiring 09/18/24	JPM	IDR	79,474,109	4,864,938	4,850,276	—	(14,662)
Israeli Shekel,
Expiring 07/02/24	BARC	ILS	45	12,033	11,915	—	(118)
Expiring 07/02/24	BNP	ILS	1,300	349,561	344,218	—	(5,343)
Expiring 07/02/24	DB	ILS	215	58,751	56,929	—	(1,822)
Expiring 07/02/24	GSI	ILS	830	223,210	219,770	—	(3,440)
Expiring 07/02/24	GSI	ILS	375	101,108	99,294	—	(1,814)
Expiring 07/02/24	GSI	ILS	282	75,818	74,669	—	(1,149)
Expiring 07/02/24	MSI	ILS	205	55,574	54,281	—	(1,293)
Expiring 07/02/24	MSI	ILS	150	40,263	39,718	—	(545)
Expiring 09/18/24	JPM	ILS	1,723	463,742	457,813	—	(5,929)
Japanese Yen,
Expiring 07/02/24	BARC	JPY	54,300	341,833	337,702	—	(4,131)
Expiring 07/02/24	BARC	JPY	53,200	343,050	330,861	—	(12,189)
Expiring 07/02/24	BARC	JPY	42,600	274,585	264,938	—	(9,647)
Expiring 07/02/24	BARC	JPY	31,500	202,834	195,905	—	(6,929)
Expiring 07/02/24	BARC	JPY	21,900	137,867	136,200	—	(1,667)
Expiring 07/02/24	BARC	JPY	21,800	136,827	135,578	—	(1,249)
Expiring 07/02/24	BARC	JPY	21,800	137,229	135,579	—	(1,650)
Expiring 07/02/24	BARC	JPY	21,400	136,400	133,091	—	(3,309)
Expiring 07/02/24	BARC	JPY	21,000	135,052	130,603	—	(4,449)
Expiring 07/02/24	BARC	JPY	21,000	135,128	130,603	—	(4,525)
Expiring 07/02/24	BARC	JPY	21,000	135,219	130,603	—	(4,616)
Expiring 07/02/24	BARC	JPY	10,800	68,469	67,167	—	(1,302)
Expiring 07/02/24	BARC	JPY	10,700	68,993	66,545	—	(2,448)
Expiring 07/02/24	BARC	JPY	10,700	68,314	66,545	—	(1,769)
Expiring 07/02/24	BARC	JPY	10,700	68,564	66,546	—	(2,018)
Expiring 07/02/24	BARC	JPY	10,700	68,279	66,546	—	(1,733)
Expiring 07/02/24	BARC	JPY	10,700	68,476	66,546	—	(1,930)
Expiring 07/02/24	BARC	JPY	10,500	67,576	65,301	—	(2,275)
Expiring 07/02/24	BARC	JPY	10,500	67,530	65,301	—	(2,229)
Expiring 07/02/24	BNP	JPY	189,171	1,213,074	1,176,493	—	(36,581)
Expiring 07/02/24	BNP	JPY	63,300	407,060	393,675	—	(13,385)
Expiring 07/02/24	BNP	JPY	60,300	391,065	375,018	—	(16,047)
Expiring 07/02/24	BNP	JPY	43,400	273,131	269,913	—	(3,218)
Expiring 07/02/24	BNP	JPY	42,600	274,454	264,938	—	(9,516)
Expiring 07/02/24	BNP	JPY	32,000	206,297	199,015	—	(7,282)
Expiring 07/02/24	BNP	JPY	30,100	192,364	187,198	—	(5,166)
Expiring 07/02/24	BNP	JPY	21,700	136,706	134,957	—	(1,749)
Expiring 07/02/24	BNP	JPY	21,300	136,551	132,469	—	(4,082)
Expiring 07/02/24	BNP	JPY	20,100	128,832	125,006	—	(3,826)
Expiring 07/02/24	BNP	JPY	10,900	68,301	67,789	—	(512)
Expiring 07/02/24	BNP	JPY	10,600	68,198	65,924	—	(2,274)
Expiring 07/02/24	BOA	JPY	24,100	156,231	149,883	—	(6,348)
Expiring 07/02/24	CITI	JPY	42,900	275,189	266,804	—	(8,385)
Expiring 07/02/24	CITI	JPY	42,600	274,519	264,938	—	(9,581)
Expiring 07/02/24	CITI	JPY	10,800	68,431	67,167	—	(1,264)
Expiring 07/02/24	CITI	JPY	10,000	64,845	62,192	—	(2,653)
Expiring 07/02/24	DB	JPY	10,700	68,142	66,545	—	(1,597)
Expiring 07/02/24	GSI	JPY	43,300	272,790	269,291	—	(3,499)
Expiring 07/02/24	GSI	JPY	43,100	271,581	268,048	—	(3,533)
Expiring 07/02/24	GSI	JPY	13,600	86,857	84,581	—	(2,276)
Expiring 07/02/24	GSI	JPY	10,800	68,735	67,167	—	(1,568)
Expiring 07/02/24	GSI	JPY	10,500	67,495	65,302	—	(2,193)

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/02/24	HSBC	JPY	128,000	$820,264	$796,058	$—	$(24,206)
Expiring 07/02/24	JPM	JPY	64,000	410,385	398,029	—	(12,356)
Expiring 07/02/24	JPM	JPY	59,800	381,925	371,908	—	(10,017)
Expiring 07/02/24	JPM	JPY	54,700	348,838	340,190	—	(8,648)
Expiring 07/02/24	JPM	JPY	21,600	136,598	134,335	—	(2,263)
Expiring 07/02/24	JPM	JPY	21,600	136,545	134,335	—	(2,210)
Expiring 07/02/24	JPM	JPY	21,300	137,018	132,469	—	(4,549)
Expiring 07/02/24	JPM	JPY	21,300	136,941	132,469	—	(4,472)
Expiring 07/02/24	JPM	JPY	17,100	109,812	106,348	—	(3,464)
Expiring 07/02/24	MSI	JPY	1,264,175	7,876,480	7,862,158	—	(14,322)
Expiring 07/02/24	MSI	JPY	40,000	255,836	248,768	—	(7,068)
Expiring 07/02/24	MSI	JPY	10,900	68,257	67,789	—	(468)
Expiring 07/02/24	MSI	JPY	10,700	68,525	66,546	—	(1,979)
Expiring 07/02/24	MSI	JPY	10,700	68,487	66,545	—	(1,942)
Expiring 07/02/24	NOM	JPY	64,100	411,816	398,651	—	(13,165)
Expiring 07/02/24	SSB	JPY	43,200	272,589	268,669	—	(3,920)
Expiring 07/02/24	SSB	JPY	26,300	167,659	163,565	—	(4,094)
Expiring 07/02/24	SSB	JPY	21,700	136,154	134,957	—	(1,197)
Expiring 07/02/24	SSB	JPY	10,700	68,460	66,546	—	(1,914)
Expiring 07/02/24	SSB	JPY	10,500	67,541	65,301	—	(2,240)
Expiring 07/02/24	SSB	JPY	10,000	64,814	62,192	—	(2,622)
Expiring 07/02/24	TD	JPY	10,700	68,200	66,545	—	(1,655)
Expiring 07/02/24	UAG	JPY	10,000	64,818	62,192	—	(2,626)
Expiring 07/19/24	GSI	JPY	335,160	2,241,559	2,090,012	—	(151,547)
Expiring 07/19/24	GSI	JPY	83,262	545,000	519,210	—	(25,790)
Expiring 07/19/24	GSI	JPY	47,849	306,580	298,381	—	(8,199)
Expiring 08/02/24	BNP	JPY	65,500	410,727	409,350	—	(1,377)
Expiring 08/02/24	JPM	JPY	43,800	273,518	273,734	216	—
Expiring 08/02/24	MSI	JPY	370,972	2,322,225	2,318,437	—	(3,788)
Expiring 08/02/24	MSI	JPY	43,800	273,419	273,734	315	—
Malaysian Ringgit,
Expiring 07/02/24	SCB	MYR	1,435	305,285	304,297	—	(988)
Mexican Peso,
Expiring 07/02/24	BARC	MXN	10,400	555,407	568,128	12,721	—
Expiring 07/02/24	BARC	MXN	4,792	285,170	261,776	—	(23,394)
Expiring 07/02/24	BARC	MXN	4,370	245,333	238,723	—	(6,610)
Expiring 07/02/24	BARC	MXN	2,785	149,274	152,138	2,864	—
Expiring 07/02/24	BARC	MXN	2,510	135,815	137,116	1,301	—
Expiring 07/02/24	BARC	MXN	2,390	133,162	130,560	—	(2,602)
Expiring 07/02/24	BARC	MXN	1,642	92,515	89,698	—	(2,817)
Expiring 07/02/24	BARC	MXN	320	19,025	17,481	—	(1,544)
Expiring 07/02/24	BARC	MXN	290	15,567	15,842	275	—
Expiring 07/02/24	BNP	MXN	4,070	226,666	222,334	—	(4,332)
Expiring 07/02/24	BNP	MXN	2,390	133,805	130,560	—	(3,245)
Expiring 07/02/24	BNP	MXN	2,190	124,339	119,635	—	(4,704)
Expiring 07/02/24	BNP	MXN	2,140	126,742	116,903	—	(9,839)
Expiring 07/02/24	BNP	MXN	1,350	72,633	73,748	1,115	—
Expiring 07/02/24	BNP	MXN	1,120	62,428	61,183	—	(1,245)
Expiring 07/02/24	BNP	MXN	1,090	61,995	59,544	—	(2,451)
Expiring 07/02/24	BNP	MXN	1,080	64,361	58,998	—	(5,363)
Expiring 07/02/24	BNP	MXN	320	17,411	17,481	70	—
Expiring 07/02/24	BOA	MXN	3,290	183,037	179,725	—	(3,312)
Expiring 07/02/24	BOA	MXN	2,490	134,621	136,023	1,402	—
Expiring 07/02/24	BOA	MXN	2,370	134,202	129,468	—	(4,734)
Expiring 07/02/24	BOA	MXN	1,700	96,568	92,867	—	(3,701)

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/02/24	BOA	MXN	1,351	$72,884	$73,802	$918	$—
Expiring 07/02/24	CITI	MXN	430	25,551	23,490	—	(2,061)
Expiring 07/02/24	CITI	MXN	350	20,496	19,120	—	(1,376)
Expiring 07/02/24	CITI	MXN	330	17,463	18,027	564	—
Expiring 07/02/24	CITI	MXN	250	13,520	13,657	137	—
Expiring 07/02/24	CITI	MXN	250	13,434	13,657	223	—
Expiring 07/02/24	CITI	MXN	250	13,466	13,657	191	—
Expiring 07/02/24	CITI	MXN	250	13,547	13,657	110	—
Expiring 07/02/24	GSI	MXN	6,230	338,407	340,331	1,924	—
Expiring 07/02/24	GSI	MXN	3,188	188,997	174,153	—	(14,844)
Expiring 07/02/24	GSI	MXN	2,500	131,668	136,570	4,902	—
Expiring 07/02/24	GSI	MXN	2,150	126,779	117,450	—	(9,329)
Expiring 07/02/24	GSI	MXN	1,700	96,462	92,867	—	(3,595)
Expiring 07/02/24	GSI	MXN	1,260	71,523	68,831	—	(2,692)
Expiring 07/02/24	GSI	MXN	1,250	67,578	68,284	706	—
Expiring 07/02/24	GSI	MXN	720	39,887	39,332	—	(555)
Expiring 07/02/24	GSI	MXN	370	19,986	20,213	227	—
Expiring 07/02/24	HSBC	MXN	1,435	77,223	78,391	1,168	—
Expiring 07/02/24	JPM	MXN	3,860	225,339	210,862	—	(14,477)
Expiring 07/02/24	JPM	MXN	2,150	126,095	117,450	—	(8,645)
Expiring 07/02/24	JPM	MXN	2,150	126,148	117,450	—	(8,698)
Expiring 07/02/24	JPM	MXN	1,260	71,490	68,831	—	(2,659)
Expiring 07/02/24	JPM	MXN	739	41,945	40,369	—	(1,576)
Expiring 07/02/24	JPM	MXN	665	37,765	36,328	—	(1,437)
Expiring 07/02/24	MSI	MXN	2,490	134,917	136,023	1,106	—
Expiring 07/02/24	MSI	MXN	1,080	64,209	58,997	—	(5,212)
Expiring 07/02/24	MSI	MXN	750	44,019	40,971	—	(3,048)
Expiring 07/02/24	MSI	MXN	640	37,871	34,962	—	(2,909)
Expiring 07/02/24	MSI	MXN	500	26,526	27,314	788	—
Expiring 07/02/24	MSI	MXN	500	27,169	27,314	145	—
Expiring 07/02/24	MSI	MXN	480	27,157	26,221	—	(936)
Expiring 07/02/24	MSI	MXN	250	13,640	13,657	17	—
Expiring 07/02/24	MSI	MXN	250	13,530	13,657	127	—
Expiring 07/02/24	MSI	MXN	210	12,491	11,472	—	(1,019)
Expiring 07/02/24	MSI	MXN	210	12,543	11,471	—	(1,072)
Expiring 07/02/24	SG	MXN	1,090	61,870	59,545	—	(2,325)
Expiring 07/02/24	SSB	MXN	2,760	148,175	150,773	2,598	—
Expiring 07/02/24	SSB	MXN	1,519	81,621	82,980	1,359	—
Expiring 07/02/24	SSB	MXN	1,120	66,797	61,183	—	(5,614)
Expiring 07/02/24	SSB	MXN	739	42,019	40,369	—	(1,650)
Expiring 07/02/24	SSB	MXN	480	28,609	26,221	—	(2,388)
Expiring 07/02/24	UAG	MXN	23,482	1,289,511	1,282,767	—	(6,744)
Expiring 07/02/24	UAG	MXN	4,791	285,333	261,721	—	(23,612)
Expiring 07/02/24	UAG	MXN	2,250	125,269	122,913	—	(2,356)
Expiring 07/02/24	UAG	MXN	2,150	128,154	117,450	—	(10,704)
Expiring 08/02/24	CITI	MXN	910	49,150	49,466	316	—
Expiring 08/02/24	GSI	MXN	2,300	127,281	125,023	—	(2,258)
Expiring 08/02/24	MSI	MXN	2,490	134,827	135,351	524	—
Expiring 08/02/24	MSI	MXN	250	13,553	13,589	36	—
Expiring 08/02/24	SSB	MXN	1,000	54,177	54,358	181	—
Expiring 08/02/24	UAG	MXN	23,576	1,288,461	1,281,543	—	(6,918)
Expiring 09/18/24	CITI	MXN	45,238	2,356,326	2,441,398	85,072	—
Expiring 09/18/24	CITI	MXN	40,563	2,153,000	2,189,111	36,111	—
New Taiwanese Dollar,
Expiring 07/02/24	BARC	TWD	1,857	57,156	57,177	21	—

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 07/02/24	BOA	TWD	4,605	$141,736	$141,788	$52	$—
Expiring 07/02/24	CITI	TWD	4,137	128,722	127,378	—	(1,344)
Expiring 07/02/24	JPM	TWD	2,325	72,270	71,587	—	(683)
Expiring 08/02/24	BARC	TWD	1,857	57,223	57,176	—	(47)
Expiring 08/02/24	DB	TWD	2,210	68,063	68,045	—	(18)
Expiring 09/18/24	HSBC	TWD	69,437	2,141,000	2,142,544	1,544	—
New Zealand Dollar,
Expiring 07/02/24	BNP	NZD	670	410,667	408,096	—	(2,571)
Expiring 07/02/24	BNP	NZD	330	201,628	201,003	—	(625)
Expiring 07/02/24	BNP	NZD	150	91,868	91,365	—	(503)
Expiring 07/02/24	BNP	NZD	140	86,128	85,274	—	(854)
Expiring 07/02/24	BNP	NZD	105	64,747	63,955	—	(792)
Expiring 07/02/24	CITI	NZD	415	254,324	252,776	—	(1,548)
Expiring 07/02/24	CITI	NZD	310	189,815	188,820	—	(995)
Expiring 07/02/24	CITI	NZD	160	99,018	97,456	—	(1,562)
Expiring 07/02/24	GSI	NZD	440	272,934	268,003	—	(4,931)
Expiring 07/02/24	GSI	NZD	340	209,213	207,094	—	(2,119)
Expiring 07/02/24	JPM	NZD	575	355,521	350,232	—	(5,289)
Expiring 07/02/24	JPM	NZD	210	129,382	127,911	—	(1,471)
Expiring 07/02/24	MSI	NZD	2,631	1,599,385	1,602,539	3,154	—
Expiring 07/02/24	MSI	NZD	200	123,845	121,820	—	(2,025)
Expiring 07/02/24	MSI	NZD	150	91,847	91,365	—	(482)
Expiring 07/02/24	MSI	NZD	105	64,459	63,955	—	(504)
Expiring 07/02/24	SSB	NZD	450	275,762	274,094	—	(1,668)
Expiring 07/02/24	SSB	NZD	225	138,012	137,047	—	(965)
Expiring 07/02/24	SSB	NZD	220	134,492	134,002	—	(490)
Expiring 07/02/24	SSB	NZD	210	128,560	127,911	—	(649)
Expiring 07/02/24	SSB	NZD	210	128,332	127,911	—	(421)
Expiring 07/02/24	SSB	NZD	210	128,381	127,910	—	(471)
Expiring 07/02/24	UAG	NZD	1,845	1,135,782	1,123,787	—	(11,995)
Expiring 07/02/24	UAG	NZD	710	434,184	432,460	—	(1,724)
Expiring 07/02/24	UAG	NZD	575	351,472	350,232	—	(1,240)
Expiring 07/02/24	WBC	NZD	415	254,310	252,777	—	(1,533)
Expiring 07/02/24	WBC	NZD	105	64,683	63,955	—	(728)
Expiring 07/19/24	CITI	NZD	770	465,871	468,779	2,908	—
Expiring 08/02/24	DB	NZD	225	137,059	137,048	—	(11)
Expiring 08/02/24	MSI	NZD	3,180	1,933,122	1,936,957	3,835	—
Norwegian Krone,
Expiring 07/02/24	BARC	NOK	1,470	138,890	137,694	—	(1,196)
Expiring 07/02/24	BNP	NOK	4,390	412,008	411,207	—	(801)
Expiring 07/02/24	BNP	NOK	4,320	409,287	404,651	—	(4,636)
Expiring 07/02/24	BNP	NOK	4,040	385,896	378,423	—	(7,473)
Expiring 07/02/24	BNP	NOK	4,040	384,741	378,423	—	(6,318)
Expiring 07/02/24	BNP	NOK	1,450	137,257	135,820	—	(1,437)
Expiring 07/02/24	BNP	NOK	1,350	127,993	126,453	—	(1,540)
Expiring 07/02/24	BNP	NOK	670	63,406	62,758	—	(648)
Expiring 07/02/24	BOA	NOK	670	64,046	62,759	—	(1,287)
Expiring 07/02/24	CITI	NOK	4,350	407,598	407,461	—	(137)
Expiring 07/02/24	CITI	NOK	1,450	135,235	135,820	585	—
Expiring 07/02/24	CITI	NOK	920	87,503	86,175	—	(1,328)
Expiring 07/02/24	DB	NOK	730	69,254	68,378	—	(876)
Expiring 07/02/24	GSI	NOK	4,370	414,012	409,334	—	(4,678)
Expiring 07/02/24	GSI	NOK	1,950	185,040	182,655	—	(2,385)
Expiring 07/02/24	GSI	NOK	1,090	103,162	102,100	—	(1,062)
Expiring 07/02/24	GSI	NOK	670	63,360	62,758	—	(602)

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 07/02/24	JPM	NOK	4,340	$412,221	$406,524	$—	$(5,697)
Expiring 07/02/24	JPM	NOK	670	64,085	62,758	—	(1,327)
Expiring 07/02/24	MSI	NOK	1,350	127,932	126,453	—	(1,479)
Expiring 07/02/24	MSI	NOK	883	84,319	82,710	—	(1,609)
Expiring 07/02/24	MSI	NOK	730	69,272	68,379	—	(893)
Expiring 07/02/24	MSI	NOK	720	67,289	67,442	153	—
Expiring 07/02/24	MSI	NOK	670	63,635	62,758	—	(877)
Expiring 07/02/24	MSI	NOK	670	63,468	62,758	—	(710)
Expiring 07/02/24	RBC	NOK	2,740	258,564	256,653	—	(1,911)
Expiring 07/02/24	RBC	NOK	710	67,133	66,505	—	(628)
Expiring 07/02/24	RBC	NOK	670	63,981	62,758	—	(1,223)
Expiring 07/02/24	SG	NOK	710	66,676	66,505	—	(171)
Expiring 07/02/24	SSB	NOK	1,460	136,522	136,757	235	—
Expiring 07/02/24	UAG	NOK	670	63,797	62,759	—	(1,038)
Expiring 07/19/24	CITI	NOK	3,212	302,344	301,008	—	(1,336)
Expiring 08/02/24	UAG	NOK	12,803	1,212,552	1,200,234	—	(12,318)
Peruvian Nuevo Sol,
Expiring 07/02/24	CITI	PEN	667	173,938	173,540	—	(398)
Expiring 07/02/24	CITI	PEN	90	24,106	23,416	—	(690)
Expiring 07/02/24	DB	PEN	667	174,671	173,540	—	(1,131)
Expiring 07/02/24	DB	PEN	90	23,470	23,416	—	(54)
Expiring 08/02/24	DB	PEN	90	23,569	23,416	—	(153)
Philippine Peso,
Expiring 07/02/24	BARC	PHP	5,680	96,658	97,083	425	—
Expiring 09/18/24	CITI	PHP	112,493	1,917,000	1,923,725	6,725	—
Expiring 09/18/24	CITI	PHP	54,534	929,560	932,566	3,006	—
Polish Zloty,
Expiring 07/02/24	BARC	PLN	925	227,353	229,770	2,417	—
Expiring 07/02/24	BARC	PLN	105	26,656	26,082	—	(574)
Expiring 07/02/24	BARC	PLN	100	25,402	24,840	—	(562)
Expiring 07/02/24	MSI	PLN	225	57,387	55,890	—	(1,497)
Expiring 07/02/24	MSI	PLN	30	7,610	7,452	—	(158)
Expiring 07/02/24	RBC	PLN	215	53,657	53,406	—	(251)
Expiring 07/02/24	UAG	PLN	2,588	647,277	642,812	—	(4,465)
Expiring 07/19/24	BARC	PLN	11,298	2,840,820	2,805,922	—	(34,898)
Expiring 07/19/24	BARC	PLN	2,242	553,000	556,700	3,700	—
Expiring 07/19/24	MSI	PLN	5,803	1,452,000	1,441,083	—	(10,917)
Expiring 08/02/24	CITI	PLN	110	27,338	27,315	—	(23)
Romanian Leu,
Expiring 07/02/24	BARC	RON	502	108,236	108,011	—	(225)
Expiring 07/02/24	BNP	RON	546	117,730	117,478	—	(252)
Expiring 07/02/24	BNP	RON	195	42,478	41,956	—	(522)
Expiring 07/02/24	CITI	RON	215	46,622	46,260	—	(362)
Expiring 07/02/24	GSI	RON	273	59,662	58,739	—	(923)
Expiring 07/02/24	SSB	RON	282	61,625	60,676	—	(949)
Expiring 07/02/24	UAG	RON	366	78,899	78,749	—	(150)
Expiring 08/02/24	CITI	RON	215	46,340	46,242	—	(98)
Expiring 08/02/24	GSI	RON	273	58,832	58,717	—	(115)
Expiring 08/02/24	SSB	RON	282	60,768	60,653	—	(115)
Singapore Dollar,
Expiring 07/02/24	BARC	SGD	110	81,767	81,137	—	(630)
Expiring 07/02/24	BOA	SGD	125	92,771	92,201	—	(570)
Expiring 07/02/24	CITI	SGD	110	81,741	81,137	—	(604)
Expiring 07/02/24	CITI	SGD	30	22,287	22,128	—	(159)
Expiring 07/02/24	JPM	SGD	1,487	1,097,437	1,096,533	—	(904)

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 07/02/24	JPM	SGD	205	$152,076	$151,209	$—	$(867)
Expiring 07/02/24	JPM	SGD	205	152,090	151,209	—	(881)
Expiring 07/02/24	JPM	SGD	195	144,971	143,833	—	(1,138)
Expiring 07/02/24	JPM	SGD	175	130,089	129,081	—	(1,008)
Expiring 07/02/24	JPM	SGD	160	118,923	118,017	—	(906)
Expiring 07/02/24	MSI	SGD	50	37,159	36,881	—	(278)
Expiring 07/02/24	MSI	SGD	35	26,061	25,816	—	(245)
South African Rand,
Expiring 07/02/24	BOA	ZAR	4,620	246,286	253,859	7,573	—
Expiring 07/02/24	BOA	ZAR	535	29,598	29,397	—	(201)
Expiring 07/02/24	GSI	ZAR	4,580	241,476	251,661	10,185	—
Expiring 07/02/24	GSI	ZAR	3,225	178,417	177,206	—	(1,211)
Expiring 07/02/24	GSI	ZAR	2,730	151,712	150,007	—	(1,705)
Expiring 07/02/24	GSI	ZAR	2,690	148,984	147,809	—	(1,175)
Expiring 07/02/24	HSBC	ZAR	1,290	68,977	70,883	1,906	—
Expiring 07/02/24	SSB	ZAR	1,510	81,983	82,971	988	—
Expiring 07/02/24	UAG	ZAR	11,216	617,859	616,295	—	(1,564)
Expiring 08/02/24	BNP	ZAR	4,480	241,952	245,575	3,623	—
Expiring 09/18/24	GSI	ZAR	41,090	2,181,250	2,244,456	63,206	—
South Korean Won,
Expiring 07/02/24	BARC	KRW	374,510	270,913	271,713	800	—
Expiring 07/02/24	BNP	KRW	184,110	133,181	133,574	393	—
Expiring 07/02/24	BOA	KRW	467,320	338,050	339,049	999	—
Expiring 07/02/24	CITI	KRW	1,446,410	1,039,461	1,049,394	9,933	—
Expiring 07/02/24	CITI	KRW	409,916	302,042	297,401	—	(4,641)
Expiring 07/02/24	CITI	KRW	377,310	273,671	273,745	74	—
Expiring 07/02/24	CITI	KRW	348,660	255,410	252,959	—	(2,451)
Expiring 07/02/24	CITI	KRW	348,660	255,447	252,958	—	(2,489)
Expiring 07/02/24	CITI	KRW	265,790	193,471	192,835	—	(636)
Expiring 07/02/24	CITI	KRW	260,080	189,259	188,692	—	(567)
Expiring 07/02/24	CITI	KRW	188,900	136,924	137,050	126	—
Expiring 07/02/24	CITI	KRW	187,590	136,380	136,100	—	(280)
Expiring 07/02/24	CITI	KRW	186,580	135,724	135,367	—	(357)
Expiring 07/02/24	CITI	KRW	176,210	127,762	127,843	81	—
Expiring 07/02/24	CITI	KRW	176,210	127,864	127,843	—	(21)
Expiring 07/02/24	CITI	KRW	175,660	128,741	127,444	—	(1,297)
Expiring 07/02/24	CITI	KRW	175,660	128,939	127,444	—	(1,495)
Expiring 07/02/24	CITI	KRW	174,790	127,352	126,813	—	(539)
Expiring 07/02/24	CITI	KRW	116,750	85,532	84,704	—	(828)
Expiring 07/02/24	CITI	KRW	94,330	68,153	68,438	285	—
Expiring 07/02/24	CITI	KRW	93,600	68,381	67,908	—	(473)
Expiring 07/02/24	CITI	KRW	93,390	68,393	67,756	—	(637)
Expiring 07/02/24	DB	KRW	187,590	135,699	136,100	401	—
Expiring 07/02/24	DB	KRW	93,740	67,751	68,010	259	—
Expiring 07/02/24	GSI	KRW	189,450	136,548	137,449	901	—
Expiring 07/02/24	GSI	KRW	30,240	21,875	21,940	65	—
Expiring 07/02/24	JPM	KRW	189,450	136,355	137,449	1,094	—
Expiring 07/02/24	JPM	KRW	150,470	109,449	109,169	—	(280)
Expiring 07/02/24	JPM	KRW	93,780	68,609	68,039	—	(570)
Expiring 07/02/24	JPM	KRW	93,780	68,692	68,039	—	(653)
Expiring 07/02/24	JPM	KRW	93,780	68,725	68,038	—	(687)
Expiring 07/02/24	JPM	KRW	93,480	68,109	67,821	—	(288)
Expiring 07/02/24	JPM	KRW	93,390	68,531	67,756	—	(775)
Expiring 08/02/24	CITI	KRW	1,712,776	1,232,914	1,243,428	10,514	—
Expiring 09/19/24	HSBC	KRW	297,344	216,961	216,426	—	(535)

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 07/02/24	BARC	SEK	1,430	$138,351	$134,943	$—	$(3,408)
Expiring 07/02/24	BARC	SEK	700	66,781	66,056	—	(725)
Expiring 07/02/24	BNP	SEK	3,550	341,797	334,999	—	(6,798)
Expiring 07/02/24	BNP	SEK	2,030	191,563	191,563	—	—
Expiring 07/02/24	BNP	SEK	1,420	135,119	134,000	—	(1,119)
Expiring 07/02/24	BNP	SEK	1,380	129,295	130,226	931	—
Expiring 07/02/24	BNP	SEK	1,068	101,761	100,783	—	(978)
Expiring 07/02/24	BNP	SEK	720	68,713	67,944	—	(769)
Expiring 07/02/24	BNP	SEK	710	68,087	67,000	—	(1,087)
Expiring 07/02/24	BNP	SEK	710	68,039	67,000	—	(1,039)
Expiring 07/02/24	BNP	SEK	670	64,281	63,225	—	(1,056)
Expiring 07/02/24	BNP	SEK	670	64,333	63,225	—	(1,108)
Expiring 07/02/24	CITI	SEK	2,710	255,638	255,732	94	—
Expiring 07/02/24	CITI	SEK	2,135	203,401	201,471	—	(1,930)
Expiring 07/02/24	CITI	SEK	1,380	129,627	130,225	598	—
Expiring 07/02/24	CITI	SEK	850	81,811	80,211	—	(1,600)
Expiring 07/02/24	CITI	SEK	750	72,277	70,775	—	(1,502)
Expiring 07/02/24	CITI	SEK	690	66,334	65,112	—	(1,222)
Expiring 07/02/24	DB	SEK	1,380	129,140	130,226	1,086	—
Expiring 07/02/24	GSI	SEK	4,290	405,706	404,831	—	(875)
Expiring 07/02/24	GSI	SEK	2,030	191,387	191,563	176	—
Expiring 07/02/24	GSI	SEK	1,430	137,139	134,944	—	(2,195)
Expiring 07/02/24	GSI	SEK	1,430	136,658	134,943	—	(1,715)
Expiring 07/02/24	GSI	SEK	1,350	127,548	127,394	—	(154)
Expiring 07/02/24	GSI	SEK	1,340	126,284	126,450	166	—
Expiring 07/02/24	GSI	SEK	1,067	101,654	100,688	—	(966)
Expiring 07/02/24	GSI	SEK	720	68,590	67,943	—	(647)
Expiring 07/02/24	GSI	SEK	710	68,576	67,000	—	(1,576)
Expiring 07/02/24	HSBC	SEK	4,260	410,059	401,999	—	(8,060)
Expiring 07/02/24	JPM	SEK	4,050	381,194	382,183	989	—
Expiring 07/02/24	JPM	SEK	1,740	166,829	164,197	—	(2,632)
Expiring 07/02/24	JPM	SEK	1,440	137,957	135,887	—	(2,070)
Expiring 07/02/24	JPM	SEK	710	68,282	67,000	—	(1,282)
Expiring 07/02/24	JPM	SEK	680	63,981	64,169	188	—
Expiring 07/02/24	MSI	SEK	710	67,924	67,000	—	(924)
Expiring 07/02/24	SSB	SEK	680	64,162	64,169	7	—
Expiring 07/02/24	SSB	SEK	670	64,021	63,225	—	(796)
Expiring 07/02/24	UAG	SEK	23,661	2,260,749	2,232,795	—	(27,954)
Expiring 07/02/24	UAG	SEK	1,430	138,507	134,943	—	(3,564)
Expiring 07/02/24	UAG	SEK	1,360	128,289	128,338	49	—
Expiring 07/19/24	BNP	SEK	3,603	343,633	340,314	—	(3,319)
Expiring 08/02/24	BNP	SEK	2,170	205,264	205,105	—	(159)
Expiring 08/02/24	BNP	SEK	2,160	204,327	204,160	—	(167)
Expiring 08/02/24	JPM	SEK	2,160	204,773	204,160	—	(613)
Swiss Franc,
Expiring 07/02/24	BARC	CHF	60	67,294	66,813	—	(481)
Expiring 07/02/24	BARC	CHF	60	67,278	66,814	—	(464)
Expiring 07/02/24	BNP	CHF	365	408,167	406,449	—	(1,718)
Expiring 07/02/24	BNP	CHF	365	408,463	406,449	—	(2,014)
Expiring 07/02/24	BNP	CHF	245	274,528	272,822	—	(1,706)
Expiring 07/02/24	BNP	CHF	245	274,535	272,822	—	(1,713)
Expiring 07/02/24	BNP	CHF	185	207,744	206,008	—	(1,736)
Expiring 07/02/24	BNP	CHF	120	134,602	133,627	—	(975)
Expiring 07/02/24	BNP	CHF	115	126,487	128,059	1,572	—
Expiring 07/02/24	BNP	CHF	115	128,762	128,060	—	(702)

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/02/24	BNP	CHF	115	$127,796	$128,059	$263	$—
Expiring 07/02/24	BNP	CHF	60	67,212	66,813	—	(399)
Expiring 07/02/24	BNP	CHF	60	67,483	66,814	—	(669)
Expiring 07/02/24	BOA	CHF	60	67,429	66,814	—	(615)
Expiring 07/02/24	CITI	CHF	610	687,196	679,271	—	(7,925)
Expiring 07/02/24	DB	CHF	60	67,502	66,814	—	(688)
Expiring 07/02/24	GSI	CHF	115	127,268	128,060	792	—
Expiring 07/02/24	HSBC	CHF	180	201,976	200,441	—	(1,535)
Expiring 07/02/24	JPM	CHF	345	385,625	384,178	—	(1,447)
Expiring 07/02/24	MSI	CHF	115	128,081	128,060	—	(21)
Expiring 07/02/24	MSI	CHF	115	127,866	128,059	193	—
Expiring 07/02/24	MSI	CHF	115	127,885	128,060	175	—
Expiring 07/02/24	MSI	CHF	60	67,122	66,814	—	(308)
Expiring 07/02/24	SG	CHF	245	274,038	272,822	—	(1,216)
Expiring 07/02/24	SG	CHF	245	274,094	272,822	—	(1,272)
Expiring 07/02/24	SG	CHF	115	127,281	128,059	778	—
Expiring 07/02/24	SG	CHF	60	67,243	66,814	—	(429)
Expiring 07/02/24	SG	CHF	60	67,305	66,813	—	(492)
Expiring 07/02/24	SSB	CHF	365	409,081	406,449	—	(2,632)
Expiring 07/02/24	SSB	CHF	60	67,050	66,814	—	(236)
Expiring 07/02/24	UAG	CHF	3,458	3,856,104	3,850,687	—	(5,417)
Expiring 07/02/24	UAG	CHF	1,412	1,565,146	1,572,345	7,199	—
Expiring 07/19/24	JPM	CHF	191	213,730	212,733	—	(997)
Expiring 08/02/24	BOA	CHF	370	414,208	413,611	—	(597)
Expiring 08/02/24	BOA	CHF	365	408,611	408,022	—	(589)
Expiring 08/02/24	CITI	CHF	60	67,109	67,073	—	(36)
Expiring 08/02/24	JPM	CHF	365	408,822	408,022	—	(800)
Expiring 08/02/24	JPM	CHF	60	67,257	67,072	—	(185)
Thai Baht,
Expiring 07/02/24	BARC	THB	32,126	875,368	875,707	339	—
Expiring 07/02/24	BARC	THB	5,640	154,860	153,738	—	(1,122)
Expiring 07/02/24	BARC	THB	2,510	68,975	68,419	—	(556)
Expiring 07/02/24	BARC	THB	1,000	27,481	27,258	—	(223)
Expiring 07/02/24	BARC	THB	500	13,693	13,629	—	(64)
Expiring 07/02/24	BARC	THB	500	13,740	13,629	—	(111)
Expiring 07/02/24	SSB	THB	2,340	63,816	63,785	—	(31)
Expiring 07/02/24	UAG	THB	3,260	88,974	88,862	—	(112)
Turkish Lira,
Expiring 07/02/24	BARC	TRY	2,358	71,387	71,906	519	—
Expiring 07/02/24	BARC	TRY	2,358	70,724	71,906	1,182	—
Expiring 07/02/24	BARC	TRY	1,000	30,039	30,495	456	—
Expiring 07/02/24	BNP	TRY	1,429	43,168	43,577	409	—
Expiring 07/03/24	BARC	TRY	36,981	1,073,000	1,126,531	53,531	—
Expiring 07/03/24	BNP	TRY	18,799	550,000	572,661	22,661	—
Expiring 07/10/24	BOA	TRY	19,609	590,000	592,633	2,633	—
Expiring 07/10/24	UAG	TRY	49,035	1,435,000	1,481,977	46,977	—
Expiring 07/17/24	BARC	TRY	44,113	1,313,000	1,322,523	9,523	—
Expiring 07/17/24	CITI	TRY	28,753	839,000	862,019	23,019	—
Expiring 07/17/24	JPM	TRY	28,741	839,000	861,679	22,679	—
Expiring 07/24/24	BARC	TRY	38,218	1,126,680	1,136,686	10,006	—
Expiring 07/24/24	HSBC	TRY	42,692	1,261,000	1,269,762	8,762	—
Expiring 08/02/24	BARC	TRY	2,394	69,774	70,478	704	—
Expiring 08/02/24	BARC	TRY	2,393	70,113	70,447	334	—

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 08/02/24	BARC	TRY	2,358	$68,576	$69,417	$841	$—

				$304,580,739	$302,807,182	678,714	(2,452,271)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/24	BARC	AUD	6,050	$4,032,095	$4,036,352	$—	$(4,257)
Expiring 07/02/24	BARC	AUD	3,788	2,520,914	2,527,224	—	(6,310)
Expiring 07/02/24	BNP	AUD	620	409,298	413,643	—	(4,345)
Expiring 07/02/24	BNP	AUD	620	410,203	413,643	—	(3,440)
Expiring 07/02/24	BNP	AUD	615	409,741	410,307	—	(566)
Expiring 07/02/24	BNP	AUD	580	385,352	386,956	—	(1,604)
Expiring 07/02/24	BNP	AUD	310	206,986	206,821	165	—
Expiring 07/02/24	BNP	AUD	195	129,924	130,097	—	(173)
Expiring 07/02/24	BNP	AUD	195	130,068	130,097	—	(29)
Expiring 07/02/24	BNP	AUD	195	129,765	130,098	—	(333)
Expiring 07/02/24	BNP	AUD	165	108,780	110,082	—	(1,302)
Expiring 07/02/24	BNP	AUD	115	76,723	76,725	—	(2)
Expiring 07/02/24	BNP	AUD	105	70,038	70,052	—	(14)
Expiring 07/02/24	BNP	AUD	105	69,876	70,052	—	(176)
Expiring 07/02/24	BNP	AUD	95	63,212	63,381	—	(169)
Expiring 07/02/24	BNP	AUD	95	63,110	63,381	—	(271)
Expiring 07/02/24	BNP	AUD	95	63,081	63,381	—	(300)
Expiring 07/02/24	BNP	AUD	32	21,409	21,349	60	—
Expiring 07/02/24	CITI	AUD	191	126,717	127,429	—	(712)
Expiring 07/02/24	GSI	AUD	62	41,436	41,364	72	—
Expiring 07/02/24	JPM	AUD	205	136,598	136,769	—	(171)
Expiring 07/02/24	JPM	AUD	99	65,959	66,049	—	(90)
Expiring 07/02/24	JPM	AUD	21	14,051	14,010	41	—
Expiring 07/02/24	MSI	AUD	410	272,923	273,538	—	(615)
Expiring 07/02/24	MSI	AUD	205	136,786	136,769	17	—
Expiring 07/02/24	MSI	AUD	195	129,924	130,097	—	(173)
Expiring 07/02/24	MSI	AUD	195	129,143	130,097	—	(954)
Expiring 07/02/24	MSI	AUD	195	129,981	130,097	—	(116)
Expiring 07/02/24	MSI	AUD	62	41,335	41,364	—	(29)
Expiring 07/02/24	SSB	AUD	195	130,202	130,098	104	—
Expiring 07/02/24	SSB	AUD	190	126,293	126,761	—	(468)
Expiring 07/02/24	TD	AUD	2,526	1,678,780	1,685,261	—	(6,481)
Expiring 07/02/24	UAG	AUD	205	136,454	136,769	—	(315)
Expiring 07/02/24	UAG	AUD	28	18,747	18,681	66	—
Expiring 07/02/24	WBC	AUD	410	273,491	273,538	—	(47)
Expiring 07/19/24	JPM	AUD	239	158,680	159,500	—	(820)
Expiring 08/02/24	BARC	AUD	3,630	2,417,827	2,423,935	—	(6,108)
Expiring 08/02/24	BNP	AUD	620	414,276	414,006	270	—
Expiring 08/02/24	BNP	AUD	617	410,461	412,002	—	(1,541)
Expiring 08/02/24	BNP	AUD	615	409,781	410,667	—	(886)
Expiring 08/02/24	BNP	AUD	615	410,387	410,667	—	(280)
Expiring 08/02/24	DB	AUD	615	411,035	410,666	369	—
Expiring 08/02/24	DB	AUD	205	136,877	136,888	—	(11)
Expiring 08/02/24	GSI	AUD	618	411,532	412,670	—	(1,138)
Expiring 08/02/24	JPM	AUD	615	410,686	410,667	19	—
Expiring 08/02/24	JPM	AUD	350	234,144	233,713	431	—

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 08/02/24	MSI	AUD	410	$273,906	$273,778	$128	$—
Expiring 08/02/24	SSB	AUD	615	410,748	410,666	82	—
Expiring 08/02/24	SSB	AUD	105	70,014	70,114	—	(100)
Expiring 08/02/24	SSB	AUD	105	69,913	70,114	—	(201)
Expiring 08/02/24	TD	AUD	2,420	1,609,707	1,615,957	—	(6,250)
Brazilian Real,
Expiring 07/02/24	BOA	BRL	28,286	5,124,243	5,057,865	66,378	—
Expiring 07/02/24	BOA	BRL	1,330	245,886	237,820	8,066	—
Expiring 07/02/24	CITI	BRL	1,000	190,567	178,813	11,754	—
Expiring 07/02/24	CITI	BRL	690	128,324	123,380	4,944	—
Expiring 07/02/24	CITI	BRL	590	109,604	105,499	4,105	—
Expiring 07/02/24	DB	BRL	755	139,376	135,004	4,372	—
Expiring 07/02/24	DB	BRL	545	98,041	97,453	588	—
Expiring 07/02/24	DB	BRL	145	27,004	25,928	1,076	—
Expiring 07/02/24	GSI	BRL	2,255	405,656	403,223	2,433	—
Expiring 07/02/24	GSI	BRL	335	64,137	59,902	4,235	—
British Pound,
Expiring 07/02/24	BNP	GBP	1,551	1,973,563	1,960,263	13,300	—
Expiring 07/02/24	BNP	GBP	321	408,440	405,786	2,654	—
Expiring 07/02/24	BNP	GBP	201	256,871	254,090	2,781	—
Expiring 07/02/24	BNP	GBP	201	256,885	254,090	2,795	—
Expiring 07/02/24	BNP	GBP	191	243,972	241,449	2,523	—
Expiring 07/02/24	BNP	GBP	144	183,035	182,035	1,000	—
Expiring 07/02/24	BNP	GBP	126	160,240	159,281	959	—
Expiring 07/02/24	BNP	GBP	125	158,903	158,017	886	—
Expiring 07/02/24	BNP	GBP	69	87,456	87,225	231	—
Expiring 07/02/24	BNP	GBP	60	76,248	75,848	400	—
Expiring 07/02/24	BNP	GBP	53	67,825	66,999	826	—
Expiring 07/02/24	BNP	GBP	50	63,792	63,206	586	—
Expiring 07/02/24	BNP	GBP	40	50,862	50,565	297	—
Expiring 07/02/24	CBA	GBP	54	68,484	68,263	221	—
Expiring 07/02/24	CIBC	GBP	173	220,210	218,695	1,515	—
Expiring 07/02/24	CITI	GBP	171	216,295	216,166	129	—
Expiring 07/02/24	CITI	GBP	89	113,211	112,507	704	—
Expiring 07/02/24	CITI	GBP	50	63,609	63,206	403	—
Expiring 07/02/24	CITI	GBP	50	63,871	63,207	664	—
Expiring 07/02/24	GSI	GBP	107	135,900	135,262	638	—
Expiring 07/02/24	HSBC	GBP	109	138,861	137,790	1,071	—
Expiring 07/02/24	MSI	GBP	54	68,461	68,263	198	—
Expiring 07/02/24	MSI	GBP	53	67,136	66,999	137	—
Expiring 07/02/24	MSI	GBP	53	67,592	66,999	593	—
Expiring 07/02/24	RBC	GBP	303	386,730	383,032	3,698	—
Expiring 07/02/24	RBC	GBP	100	127,849	126,413	1,436	—
Expiring 07/02/24	SSB	GBP	161	205,155	203,525	1,630	—
Expiring 07/02/24	SSB	GBP	56	70,918	70,791	127	—
Expiring 07/02/24	TD	GBP	7,486	9,524,243	9,463,279	60,964	—
Expiring 07/02/24	TD	GBP	91	115,905	115,036	869	—
Expiring 07/02/24	UAG	GBP	1,730	2,195,889	2,186,945	8,944	—
Expiring 07/02/24	UAG	GBP	40	50,868	50,565	303	—
Expiring 07/02/24	WBC	GBP	107	136,865	135,262	1,603	—
Expiring 07/19/24	BARC	GBP	11,527	14,653,817	14,573,496	80,321	—
Expiring 07/19/24	CITI	GBP	1,233	1,564,089	1,558,833	5,256	—
Expiring 07/19/24	JPM	GBP	2,834	3,548,242	3,582,952	—	(34,710)
Expiring 08/02/24	BARC	GBP	57	72,191	72,070	121	—
Expiring 08/02/24	BNP	GBP	98	123,906	123,910	—	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 08/02/24	CITI	GBP	323	$409,499	$408,397	$1,102	$—
Expiring 08/02/24	MSI	GBP	187	237,030	237,051	—	(21)
Expiring 08/02/24	SSB	GBP	275	347,994	347,706	288	—
Expiring 08/02/24	SSB	GBP	57	72,059	72,070	—	(11)
Expiring 08/02/24	TD	GBP	1,551	1,968,663	1,960,661	8,002	—
Expiring 08/02/24	UAG	GBP	6,957	8,831,995	8,796,336	35,659	—
Canadian Dollar,
Expiring 07/02/24	ANZ	CAD	205	149,853	149,863	—	(10)
Expiring 07/02/24	BARC	CAD	355	258,153	259,518	—	(1,365)
Expiring 07/02/24	BARC	CAD	135	98,695	98,690	5	—
Expiring 07/02/24	BARC	CAD	95	69,057	69,449	—	(392)
Expiring 07/02/24	BNP	CAD	560	409,445	409,380	65	—
Expiring 07/02/24	BNP	CAD	525	385,670	383,794	1,876	—
Expiring 07/02/24	BNP	CAD	525	383,841	383,794	47	—
Expiring 07/02/24	BNP	CAD	175	128,392	127,931	461	—
Expiring 07/02/24	GSI	CAD	185	135,154	135,241	—	(87)
Expiring 07/02/24	HSBC	CAD	1,125	818,317	822,416	—	(4,099)
Expiring 07/02/24	MSI	CAD	3,501	2,558,089	2,559,358	—	(1,269)
Expiring 07/02/24	MSI	CAD	105	76,756	76,759	—	(3)
Expiring 07/02/24	MSI	CAD	95	69,384	69,448	—	(64)
Expiring 07/02/24	RBC	CAD	7,449	5,464,108	5,445,488	18,620	—
Expiring 07/02/24	RBC	CAD	95	69,440	69,448	—	(8)
Expiring 07/02/24	RBC	CAD	95	69,129	69,448	—	(319)
Expiring 07/02/24	RBC	CAD	90	66,082	65,793	289	—
Expiring 07/02/24	RBC	CAD	90	66,151	65,794	357	—
Expiring 07/02/24	SG	CAD	85	62,328	62,138	190	—
Expiring 07/02/24	SSB	CAD	400	292,032	292,415	—	(383)
Expiring 07/02/24	SSB	CAD	175	128,391	127,931	460	—
Expiring 07/02/24	SSB	CAD	175	128,394	127,931	463	—
Expiring 07/02/24	SSB	CAD	95	69,174	69,448	—	(274)
Expiring 07/02/24	SSB	CAD	95	69,277	69,449	—	(172)
Expiring 07/02/24	SSB	CAD	90	65,937	65,793	144	—
Expiring 07/02/24	TD	CAD	95	69,349	69,449	—	(100)
Expiring 07/02/24	UAG	CAD	95	69,355	69,449	—	(94)
Expiring 07/03/24	CITI	CAD	1,324	967,302	967,914	—	(612)
Expiring 07/19/24	BNP	CAD	2,269	1,673,546	1,659,144	14,402	—
Expiring 07/19/24	CITI	CAD	1,077	787,024	787,342	—	(318)
Expiring 08/02/24	BNP	CAD	280	204,990	204,841	149	—
Expiring 08/02/24	JPM	CAD	375	274,652	274,340	312	—
Expiring 08/02/24	MSI	CAD	6,399	4,678,760	4,681,335	—	(2,575)
Expiring 08/02/24	UAG	CAD	2,020	1,476,825	1,477,777	—	(952)
Expiring 08/02/24	UAG	CAD	280	205,053	204,840	213	—
Chilean Peso,
Expiring 07/02/24	BARC	CLP	144,800	156,338	153,863	2,475	—
Expiring 07/02/24	BARC	CLP	104,300	110,448	110,828	—	(380)
Expiring 07/02/24	DB	CLP	115,300	127,474	122,516	4,958	—
Expiring 07/02/24	GSI	CLP	44,000	48,521	46,754	1,767	—
Expiring 07/02/24	MSI	CLP	345,248	381,144	366,855	14,289	—
Expiring 07/02/24	MSI	CLP	79,900	84,609	84,900	—	(291)
Expiring 07/02/24	MSI	CLP	37,600	41,433	39,954	1,479	—
Expiring 07/02/24	MSI	CLP	37,400	40,915	39,741	1,174	—
Expiring 07/02/24	MSI	CLP	24,900	27,246	26,458	788	—
Expiring 07/02/24	MSI	CLP	24,900	27,142	26,458	684	—
Expiring 07/02/24	MSI	CLP	232	246	247	—	(1)
Expiring 08/02/24	MSI	CLP	175,348	185,485	186,286	—	(801)

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/23/24	CITI	CLP	1,226,941	$1,341,667	$1,303,070	$38,597	$—
Expiring 09/23/24	CITI	CLP	708,897	746,255	752,883	—	(6,628)
Expiring 09/23/24	MSI	CLP	462,197	497,280	490,875	6,405	—
Chinese Renminbi,
Expiring 07/02/24	BARC	CNH	1,077	148,636	147,581	1,055	—
Expiring 07/02/24	BNP	CNH	526	72,715	72,078	637	—
Expiring 07/02/24	CITI	CNH	1,423	196,568	194,993	1,575	—
Expiring 07/02/24	JPM	CNH	2,790	384,646	382,314	2,332	—
Expiring 07/02/24	JPM	CNH	733	101,044	100,443	601	—
Expiring 07/02/24	JPM	CNH	733	101,254	100,443	811	—
Expiring 07/02/24	JPM	CNH	635	87,185	87,014	171	—
Expiring 07/02/24	JPM	CNH	465	64,145	63,719	426	—
Expiring 07/02/24	UAG	CNH	19,194	2,646,736	2,630,152	16,584	—
Expiring 08/02/24	GSI	CNH	955	131,103	131,186	—	(83)
Expiring 08/02/24	UAG	CNH	21,650	2,973,350	2,974,010	—	(660)
Expiring 09/19/24	MSI	CNH	148,801	20,642,962	20,513,249	129,713	—
Expiring 09/19/24	MSI	CNH	41,922	5,815,797	5,779,253	36,544	—
Expiring 05/22/25	JPM	CNH	932	131,896	130,724	1,172	—
Expiring 06/20/25	CITI	CNH	997	140,440	140,103	337	—
Colombian Peso,
Expiring 07/02/24	BARC	COP	195,100	47,184	46,959	225	—
Expiring 07/02/24	BARC	COP	1,400	337	337	—	—
Expiring 07/02/24	BNP	COP	248,020	59,363	59,696	—	(333)
Expiring 07/02/24	BNP	COP	210,380	50,595	50,637	—	(42)
Expiring 07/02/24	BOA	COP	620,050	148,836	149,241	—	(405)
Expiring 07/02/24	BOA	COP	517,100	124,360	124,462	—	(102)
Expiring 07/02/24	CITI	COP	1,256,807	308,419	302,504	5,915	—
Expiring 07/02/24	CITI	COP	675,819	162,531	162,665	—	(134)
Expiring 07/02/24	CITI	COP	428,300	109,177	103,089	6,088	—
Expiring 07/02/24	CITI	COP	327,823	84,526	78,904	5,622	—
Expiring 07/02/24	CITI	COP	120,000	30,880	28,883	1,997	—
Expiring 07/02/24	JPM	COP	109,500	27,364	26,356	1,008	—
Expiring 07/02/24	MSI	COP	1,426,955	343,175	343,457	—	(282)
Expiring 07/02/24	MSI	COP	764,919	196,918	184,110	12,808	—
Expiring 07/02/24	SCB	COP	372,030	89,377	89,545	—	(168)
Expiring 07/02/24	SCB	COP	182,400	46,061	43,903	2,158	—
Expiring 07/02/24	SCB	COP	137,500	33,842	33,095	747	—
Expiring 08/02/24	CITI	COP	1,198,642	292,448	286,979	5,469	—
Expiring 09/18/24	CITI	COP	6,290,397	1,572,363	1,496,151	76,212	—
Expiring 09/18/24	CITI	COP	2,122,374	507,745	504,800	2,945	—
Czech Koruna,
Expiring 07/02/24	BARC	CZK	4,967	218,758	212,358	6,400	—
Expiring 07/02/24	BNP	CZK	2,997	128,176	128,133	43	—
Expiring 07/02/24	BNP	CZK	2,560	112,159	109,450	2,709	—
Expiring 07/02/24	BNP	CZK	1,500	66,122	64,131	1,991	—
Expiring 07/02/24	BNP	CZK	1,160	50,899	49,595	1,304	—
Expiring 07/02/24	BOA	CZK	6,716	287,568	287,135	433	—
Expiring 07/02/24	DB	CZK	1,970	86,591	84,225	2,366	—
Expiring 07/02/24	DB	CZK	1,640	71,931	70,116	1,815	—
Expiring 07/02/24	DB	CZK	1,067	45,777	45,618	159	—
Expiring 07/02/24	GSI	CZK	880	38,532	37,624	908	—
Expiring 07/02/24	HSBC	CZK	1,620	70,475	69,261	1,214	—
Expiring 07/02/24	MSI	CZK	1,900	82,904	81,232	1,672	—
Expiring 07/02/24	MSI	CZK	770	33,931	32,920	1,011	—
Expiring 07/02/24	MSI	CZK	730	31,896	31,210	686	—

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 07/02/24	MSI	CZK	590	$25,855	$25,225	$630	$—
Expiring 07/19/24	BARC	CZK	107,810	4,567,320	4,610,831	—	(43,511)
Expiring 07/19/24	BARC	CZK	28,303	1,192,000	1,210,468	—	(18,468)
Expiring 07/19/24	CITI	CZK	46,247	1,956,576	1,977,885	—	(21,309)
Expiring 07/19/24	MSI	CZK	74,596	3,133,445	3,190,353	—	(56,908)
Expiring 08/02/24	HSBC	CZK	6,327	273,262	270,676	2,586	—
Expiring 08/02/24	MSI	CZK	630	27,215	26,952	263	—
Danish Krone,
Expiring 07/02/24	UAG	DKK	1,158	169,157	166,323	2,834	—
Expiring 08/02/24	CITI	DKK	1,158	166,917	166,629	288	—
Euro,
Expiring 07/02/24	BARC	EUR	377	405,765	403,823	1,942	—
Expiring 07/02/24	BARC	EUR	377	406,396	403,822	2,574	—
Expiring 07/02/24	BARC	EUR	319	341,670	341,696	—	(26)
Expiring 07/02/24	BARC	EUR	299	322,167	320,540	1,627	—
Expiring 07/02/24	BARC	EUR	128	137,096	137,106	—	(10)
Expiring 07/02/24	BARC	EUR	63	67,395	67,482	—	(87)
Expiring 07/02/24	BNP	EUR	599	651,132	641,833	9,299	—
Expiring 07/02/24	BNP	EUR	381	413,365	407,996	5,369	—
Expiring 07/02/24	BNP	EUR	249	271,054	266,715	4,339	—
Expiring 07/02/24	BNP	EUR	236	257,010	252,790	4,220	—
Expiring 07/02/24	BNP	EUR	130	139,624	139,249	375	—
Expiring 07/02/24	BNP	EUR	129	140,776	138,178	2,598	—
Expiring 07/02/24	BNP	EUR	110	117,564	117,826	—	(262)
Expiring 07/02/24	BOA	EUR	180	196,267	193,063	3,204	—
Expiring 07/02/24	BOA	EUR	127	137,960	135,779	2,181	—
Expiring 07/02/24	BOA	EUR	118	128,630	126,396	2,234	—
Expiring 07/02/24	BOA	EUR	89	96,688	95,332	1,356	—
Expiring 07/02/24	CITI	EUR	848	923,695	908,332	15,363	—
Expiring 07/02/24	CITI	EUR	236	256,230	252,790	3,440	—
Expiring 07/02/24	CITI	EUR	175	189,927	187,451	2,476	—
Expiring 07/02/24	CITI	EUR	63	68,225	67,482	743	—
Expiring 07/02/24	DB	EUR	32,585	35,515,206	34,903,310	611,896	—
Expiring 07/02/24	DB	EUR	7,096	7,613,653	7,600,856	12,797	—
Expiring 07/02/24	DB	EUR	63	67,361	67,482	—	(121)
Expiring 07/02/24	GSI	EUR	255	273,075	273,142	—	(67)
Expiring 07/02/24	HSBC	EUR	6,244	6,781,313	6,688,699	92,614	—
Expiring 07/02/24	HSBC	EUR	152	162,348	162,815	—	(467)
Expiring 07/02/24	JPM	EUR	400	436,035	428,459	7,576	—
Expiring 07/02/24	JPM	EUR	377	405,096	403,822	1,274	—
Expiring 07/02/24	JPM	EUR	361	386,985	387,007	—	(22)
Expiring 07/02/24	JPM	EUR	355	385,648	380,257	5,391	—
Expiring 07/02/24	JPM	EUR	90	98,019	96,403	1,616	—
Expiring 07/02/24	JPM	EUR	59	64,256	63,198	1,058	—
Expiring 07/02/24	RBC	EUR	381	407,766	408,107	—	(341)
Expiring 07/02/24	RBC	EUR	379	407,449	405,965	1,484	—
Expiring 07/02/24	RBC	EUR	376	409,049	402,752	6,297	—
Expiring 07/02/24	RBC	EUR	354	385,735	379,185	6,550	—
Expiring 07/02/24	RBC	EUR	59	64,250	63,197	1,053	—
Expiring 07/02/24	SG	EUR	251	273,558	268,858	4,700	—
Expiring 07/02/24	SSB	EUR	455	494,744	487,259	7,485	—
Expiring 07/02/24	SSB	EUR	358	389,385	384,000	5,385	—
Expiring 07/02/24	SSB	EUR	283	306,862	303,135	3,727	—
Expiring 07/02/24	SSB	EUR	251	273,476	268,858	4,618	—
Expiring 07/02/24	SSB	EUR	238	257,546	254,933	2,613	—

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/02/24	SSB	EUR	236	$257,037	$252,791	$4,246	$—
Expiring 07/02/24	SSB	EUR	236	257,096	252,790	4,306	—
Expiring 07/02/24	SSB	EUR	189	202,068	202,447	—	(379)
Expiring 07/02/24	SSB	EUR	128	137,564	137,106	458	—
Expiring 07/02/24	SSB	EUR	128	137,511	137,107	404	—
Expiring 07/02/24	SSB	EUR	125	136,084	133,893	2,191	—
Expiring 07/02/24	SSB	EUR	125	135,985	133,893	2,092	—
Expiring 07/02/24	SSB	EUR	118	128,220	126,395	1,825	—
Expiring 07/02/24	SSB	EUR	118	128,522	126,395	2,127	—
Expiring 07/02/24	SSB	EUR	64	68,419	68,553	—	(134)
Expiring 07/02/24	SSB	EUR	63	67,785	67,482	303	—
Expiring 07/02/24	SSB	EUR	59	64,169	63,197	972	—
Expiring 07/02/24	SSB	EUR	59	64,240	63,197	1,043	—
Expiring 07/02/24	TD	EUR	125	136,137	133,894	2,243	—
Expiring 07/02/24	TD	EUR	118	128,630	126,395	2,235	—
Expiring 07/02/24	TD	EUR	63	68,395	67,482	913	—
Expiring 07/02/24	TD	EUR	63	67,466	67,483	—	(17)
Expiring 07/19/24	BNP	EUR	23,402	25,004,801	25,087,542	—	(82,741)
Expiring 07/19/24	BOA	EUR	28,797	31,098,103	30,871,203	226,900	—
Expiring 07/19/24	CITI	EUR	10,500	11,227,696	11,256,374	—	(28,678)
Expiring 07/19/24	CITI	EUR	4,459	4,788,296	4,780,207	8,089	—
Expiring 07/19/24	GSI	EUR	549	589,000	588,984	16	—
Expiring 07/19/24	HSBC	EUR	1,021	1,089,749	1,094,548	—	(4,799)
Expiring 07/19/24	HSBC	EUR	506	543,915	542,450	1,465	—
Expiring 07/19/24	SSB	EUR	26,090	28,454,160	27,969,938	484,222	—
Expiring 08/02/24	BARC	EUR	67	71,799	71,876	—	(77)
Expiring 08/02/24	BNP	EUR	382	409,952	409,801	151	—
Expiring 08/02/24	BNP	EUR	160	171,729	171,645	84	—
Expiring 08/02/24	BOA	EUR	383	411,032	410,874	158	—
Expiring 08/02/24	DB	EUR	34,324	36,882,065	36,822,048	60,017	—
Expiring 08/02/24	JPM	EUR	381	409,100	408,729	371	—
Expiring 08/02/24	MSI	EUR	666	712,317	714,072	—	(1,755)
Expiring 08/02/24	MSI	EUR	398	427,711	427,401	310	—
Expiring 08/02/24	MSI	EUR	239	257,035	256,919	116	—
Expiring 08/02/24	SSB	EUR	8,363	8,993,432	8,971,859	21,573	—
Expiring 08/02/24	SSB	EUR	98	105,409	105,480	—	(71)
Expiring 08/02/24	SSB	EUR	64	68,447	68,658	—	(211)
Expiring 08/02/24	TD	EUR	64	68,626	68,658	—	(32)
Hong Kong Dollar,
Expiring 04/16/25	BNP	HKD	2,990	384,868	385,194	—	(326)
Expiring 04/17/25	JPM	HKD	2,985	384,219	384,555	—	(336)
Expiring 05/12/25	MSI	HKD	5,010	645,868	645,655	213	—
Expiring 05/12/25	UAG	HKD	5,035	649,150	648,877	273	—
Expiring 06/18/25	SCB	HKD	4,270	550,648	550,568	80	—
Hungarian Forint,
Expiring 07/02/24	CITI	HUF	9,700	26,022	26,296	—	(274)
Expiring 07/02/24	GSI	HUF	6,700	18,631	18,164	467	—
Expiring 07/02/24	MSI	HUF	144,283	407,642	391,150	16,492	—
Expiring 07/02/24	MSI	HUF	18,500	51,195	50,154	1,041	—
Expiring 07/02/24	MSI	HUF	16,900	46,645	45,816	829	—
Expiring 07/02/24	UAG	HUF	40,100	109,087	108,711	376	—
Expiring 07/19/24	BARC	HUF	651,088	1,747,840	1,763,928	—	(16,088)
Expiring 07/19/24	GSI	HUF	1,369,248	3,787,240	3,709,569	77,671	—
Expiring 07/19/24	GSI	HUF	651,088	1,746,715	1,763,929	—	(17,214)
Expiring 07/19/24	HSBC	HUF	362,585	994,882	982,315	12,567	—

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 08/02/24	BNP	HUF	173,483	$471,053	$469,754	$1,299	$—
Expiring 08/02/24	UAG	HUF	35,100	94,704	95,043	—	(339)
Indian Rupee,
Expiring 07/02/24	CITI	INR	13,388	160,220	160,549	—	(329)
Expiring 07/02/24	CITI	INR	12,021	143,672	144,156	—	(484)
Expiring 07/02/24	CITI	INR	6,843	81,883	82,061	—	(178)
Expiring 07/02/24	DB	INR	54,304	650,710	651,213	—	(503)
Expiring 07/02/24	DB	INR	1,230	14,701	14,751	—	(50)
Expiring 07/02/24	GSI	INR	5,897	70,662	70,717	—	(55)
Expiring 07/02/24	JPM	INR	6,420	76,777	76,989	—	(212)
Expiring 07/02/24	JPM	INR	6,031	72,094	72,324	—	(230)
Expiring 07/02/24	JPM	INR	6,031	72,098	72,324	—	(226)
Expiring 07/02/24	JPM	INR	5,679	67,898	68,102	—	(204)
Expiring 07/02/24	MSI	INR	21,380	256,191	256,389	—	(198)
Expiring 07/02/24	SCB	INR	18,615	222,541	223,231	—	(690)
Expiring 07/02/24	SCB	INR	6,553	78,334	78,584	—	(250)
Expiring 08/02/24	GSI	INR	5,897	70,590	70,649	—	(59)
Expiring 08/02/24	SCB	INR	6,420	76,746	76,915	—	(169)
Indonesian Rupiah,
Expiring 07/02/24	BARC	IDR	1,540,000	93,937	94,108	—	(171)
Expiring 07/02/24	GSI	IDR	5,097,948	316,948	311,532	5,416	—
Expiring 07/02/24	GSI	IDR	1,084,000	66,819	66,243	576	—
Expiring 07/02/24	JPM	IDR	5,293,948	322,920	323,509	—	(589)
Expiring 07/02/24	MSI	IDR	652,000	40,010	39,842	168	—
Expiring 08/02/24	JPM	IDR	5,293,948	322,880	323,473	—	(593)
Expiring 09/18/24	HSBC	IDR	12,942,207	783,000	789,858	—	(6,858)
Israeli Shekel,
Expiring 07/02/24	BARC	ILS	303	82,494	80,230	2,264	—
Expiring 07/02/24	DB	ILS	1,097	298,918	290,467	8,451	—
Expiring 07/02/24	GSI	ILS	707	192,675	187,202	5,473	—
Expiring 07/02/24	GSI	ILS	475	127,865	125,772	2,093	—
Expiring 07/02/24	GSI	ILS	440	117,137	116,505	632	—
Expiring 07/02/24	GSI	ILS	120	32,603	31,774	829	—
Expiring 07/02/24	MSI	ILS	140	37,818	37,070	748	—
Expiring 07/02/24	MSI	ILS	120	32,681	31,774	907	—
Expiring 08/02/24	BNP	ILS	1,300	350,022	344,687	5,335	—
Japanese Yen,
Expiring 07/02/24	BARC	JPY	43,400	273,333	269,914	3,419	—
Expiring 07/02/24	BARC	JPY	32,000	205,103	199,015	6,088	—
Expiring 07/02/24	BARC	JPY	21,300	136,125	132,469	3,656	—
Expiring 07/02/24	BARC	JPY	21,300	136,509	132,469	4,040	—
Expiring 07/02/24	BARC	JPY	21,300	135,764	132,469	3,295	—
Expiring 07/02/24	BARC	JPY	10,900	68,524	67,789	735	—
Expiring 07/02/24	BARC	JPY	10,700	68,305	66,546	1,759	—
Expiring 07/02/24	BARC	JPY	10,700	68,364	66,545	1,819	—
Expiring 07/02/24	BARC	JPY	10,700	68,380	66,545	1,835	—
Expiring 07/02/24	BARC	JPY	10,600	67,440	65,924	1,516	—
Expiring 07/02/24	BARC	JPY	10,600	67,317	65,923	1,394	—
Expiring 07/02/24	BARC	JPY	10,500	67,627	65,302	2,325	—
Expiring 07/02/24	BARC	JPY	10,500	67,627	65,302	2,325	—
Expiring 07/02/24	BNP	JPY	1,294,275	8,299,637	8,049,355	250,282	—
Expiring 07/02/24	BNP	JPY	63,900	408,591	397,407	11,184	—
Expiring 07/02/24	BNP	JPY	30,197	192,952	187,801	5,151	—
Expiring 07/02/24	BNP	JPY	21,300	135,741	132,469	3,272	—
Expiring 07/02/24	BNP	JPY	20,200	129,451	125,628	3,823	—

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/02/24	BNP	JPY	20,200	$129,283	$125,628	$3,655	$—
Expiring 07/02/24	BNP	JPY	20,000	129,458	124,384	5,074	—
Expiring 07/02/24	BNP	JPY	20,000	129,632	124,384	5,248	—
Expiring 07/02/24	BNP	JPY	10,500	67,639	65,302	2,337	—
Expiring 07/02/24	BNP	JPY	10,100	64,411	62,814	1,597	—
Expiring 07/02/24	BNP	JPY	10,000	64,887	62,192	2,695	—
Expiring 07/02/24	BOA	JPY	21,300	136,182	132,469	3,713	—
Expiring 07/02/24	CA	JPY	20,000	129,673	124,384	5,289	—
Expiring 07/02/24	CA	JPY	10,100	64,898	62,814	2,084	—
Expiring 07/02/24	CA	JPY	10,100	64,719	62,814	1,905	—
Expiring 07/02/24	CA	JPY	10,100	64,910	62,814	2,096	—
Expiring 07/02/24	CIBC	JPY	17,100	109,001	106,349	2,652	—
Expiring 07/02/24	CITI	JPY	127,900	819,314	795,435	23,879	—
Expiring 07/02/24	CITI	JPY	21,600	136,298	134,335	1,963	—
Expiring 07/02/24	CITI	JPY	21,300	135,778	132,469	3,309	—
Expiring 07/02/24	CITI	JPY	20,200	129,393	125,628	3,765	—
Expiring 07/02/24	CITI	JPY	15,402	99,134	95,788	3,346	—
Expiring 07/02/24	DB	JPY	64,300	410,367	399,895	10,472	—
Expiring 07/02/24	GSI	JPY	53,300	340,949	331,484	9,465	—
Expiring 07/02/24	GSI	JPY	21,600	136,518	134,335	2,183	—
Expiring 07/02/24	GSI	JPY	21,300	135,820	132,469	3,351	—
Expiring 07/02/24	GSI	JPY	20,000	129,393	124,384	5,009	—
Expiring 07/02/24	JPM	JPY	60,500	386,844	376,262	10,582	—
Expiring 07/02/24	JPM	JPY	42,600	274,332	264,938	9,394	—
Expiring 07/02/24	JPM	JPY	42,600	274,277	264,938	9,339	—
Expiring 07/02/24	JPM	JPY	21,300	135,790	132,469	3,321	—
Expiring 07/02/24	JPM	JPY	20,200	129,456	125,628	3,828	—
Expiring 07/02/24	JPM	JPY	10,800	68,250	67,168	1,082	—
Expiring 07/02/24	JPM	JPY	10,800	68,266	67,168	1,098	—
Expiring 07/02/24	JPM	JPY	10,100	64,693	62,814	1,879	—
Expiring 07/02/24	MSI	JPY	370,972	2,311,352	2,307,149	4,203	—
Expiring 07/02/24	MSI	JPY	63,300	408,610	393,676	14,934	—
Expiring 07/02/24	MSI	JPY	20,100	128,803	125,006	3,797	—
Expiring 07/02/24	MSI	JPY	20,000	129,463	124,384	5,079	—
Expiring 07/02/24	MSI	JPY	20,000	129,915	124,384	5,531	—
Expiring 07/02/24	MSI	JPY	10,700	68,409	66,546	1,863	—
Expiring 07/02/24	MSI	JPY	10,100	64,559	62,814	1,745	—
Expiring 07/02/24	SSB	JPY	43,400	275,629	269,913	5,716	—
Expiring 07/02/24	SSB	JPY	35,500	227,266	220,782	6,484	—
Expiring 07/02/24	SSB	JPY	21,300	135,773	132,469	3,304	—
Expiring 07/02/24	SSB	JPY	20,200	129,269	125,628	3,641	—
Expiring 07/02/24	SSB	JPY	20,200	129,409	125,628	3,781	—
Expiring 07/02/24	SSB	JPY	20,200	129,458	125,628	3,830	—
Expiring 07/02/24	SSB	JPY	10,700	68,276	66,545	1,731	—
Expiring 07/02/24	SSB	JPY	10,600	67,601	65,924	1,677	—
Expiring 07/02/24	SSB	JPY	10,600	68,140	65,923	2,217	—
Expiring 07/02/24	SSB	JPY	10,000	64,762	62,192	2,570	—
Expiring 07/02/24	UAG	JPY	20,200	129,372	125,628	3,744	—
Expiring 07/19/24	GSI	JPY	82,510	547,000	514,519	32,481	—
Expiring 08/02/24	BNP	JPY	43,800	274,180	273,734	446	—
Expiring 08/02/24	BNP	JPY	10,900	68,263	68,121	142	—
Expiring 08/02/24	GSI	JPY	66,000	413,570	412,476	1,094	—
Expiring 08/02/24	MSI	JPY	1,264,175	7,913,533	7,900,626	12,907	—
Malaysian Ringgit,
Expiring 07/02/24	BNP	MYR	985	209,287	208,873	414	—

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit (cont’d.),
Expiring 07/02/24	BNP	MYR	450	$95,440	$95,424	$16	$—
Expiring 08/02/24	SCB	MYR	1,435	305,936	304,347	1,589	—
Mexican Peso,
Expiring 07/02/24	BARC	MXN	11,841	704,654	646,847	57,807	—
Expiring 07/02/24	BARC	MXN	4,320	240,545	235,992	4,553	—
Expiring 07/02/24	BARC	MXN	2,490	137,602	136,023	1,579	—
Expiring 07/02/24	BARC	MXN	1,250	67,042	68,284	—	(1,242)
Expiring 07/02/24	BNP	MXN	2,490	137,429	136,023	1,406	—
Expiring 07/02/24	BNP	MXN	2,490	137,625	136,023	1,602	—
Expiring 07/02/24	BNP	MXN	870	51,034	47,526	3,508	—
Expiring 07/02/24	BNP	MXN	850	45,597	46,434	—	(837)
Expiring 07/02/24	BOA	MXN	4,790	261,350	261,666	—	(316)
Expiring 07/02/24	BOA	MXN	4,790	261,386	261,667	—	(281)
Expiring 07/02/24	BOA	MXN	4,790	261,350	261,666	—	(316)
Expiring 07/02/24	BOA	MXN	4,370	247,789	238,723	9,066	—
Expiring 07/02/24	CITI	MXN	4,080	243,122	222,881	20,241	—
Expiring 07/02/24	CITI	MXN	1,210	68,015	66,100	1,915	—
Expiring 07/02/24	CITI	MXN	750	39,715	40,971	—	(1,256)
Expiring 07/02/24	CITI	MXN	720	40,187	39,332	855	—
Expiring 07/02/24	CITI	MXN	660	37,172	36,054	1,118	—
Expiring 07/02/24	CITI	MXN	480	26,778	26,221	557	—
Expiring 07/02/24	CITI	MXN	440	24,715	24,036	679	—
Expiring 07/02/24	GSI	MXN	4,380	250,030	239,269	10,761	—
Expiring 07/02/24	GSI	MXN	4,320	246,359	235,992	10,367	—
Expiring 07/02/24	GSI	MXN	4,070	228,857	222,334	6,523	—
Expiring 07/02/24	GSI	MXN	840	45,057	45,887	—	(830)
Expiring 07/02/24	GSI	MXN	480	26,374	26,221	153	—
Expiring 07/02/24	GSI	MXN	360	20,051	19,666	385	—
Expiring 07/02/24	JPM	MXN	2,490	137,634	136,023	1,611	—
Expiring 07/02/24	JPM	MXN	2,390	135,595	130,560	5,035	—
Expiring 07/02/24	MSI	MXN	1,090	61,797	59,545	2,252	—
Expiring 07/02/24	SG	MXN	1,250	66,733	68,285	—	(1,552)
Expiring 07/02/24	SG	MXN	1,210	68,764	66,099	2,665	—
Expiring 07/02/24	SSB	MXN	5,470	295,866	298,813	—	(2,947)
Expiring 07/02/24	SSB	MXN	4,510	240,021	246,370	—	(6,349)
Expiring 07/02/24	SSB	MXN	4,070	227,819	222,335	5,484	—
Expiring 07/02/24	SSB	MXN	2,250	122,028	122,912	—	(884)
Expiring 07/02/24	SSB	MXN	1,900	106,745	103,792	2,953	—
Expiring 07/02/24	SSB	MXN	1,710	95,369	93,413	1,956	—
Expiring 07/02/24	UAG	MXN	23,576	1,294,673	1,287,902	6,771	—
Expiring 07/02/24	UAG	MXN	11,841	705,204	646,846	58,358	—
Expiring 07/02/24	UAG	MXN	2,250	127,057	122,912	4,145	—
Expiring 07/02/24	UAG	MXN	2,080	118,093	113,625	4,468	—
Expiring 07/02/24	UAG	MXN	1,710	96,189	93,413	2,776	—
Expiring 08/02/24	CITI	MXN	590	32,252	32,072	180	—
Expiring 08/02/24	UAG	MXN	23,482	1,283,324	1,276,434	6,890	—
New Taiwanese Dollar,
Expiring 07/02/24	BARC	TWD	1,857	57,156	57,177	—	(21)
Expiring 07/02/24	BOA	TWD	2,390	73,832	73,588	244	—
Expiring 07/02/24	BOA	TWD	2,215	68,509	68,199	310	—
Expiring 07/02/24	CITI	TWD	4,137	127,331	127,378	—	(47)
Expiring 07/02/24	JPM	TWD	2,325	71,560	71,586	—	(26)
Expiring 08/02/24	BARC	TWD	2,215	68,032	68,198	—	(166)
Expiring 09/18/24	CITI	TWD	64,677	2,005,000	1,995,681	9,319	—
Expiring 09/18/24	GSI	TWD	40,965	1,277,551	1,264,005	13,546	—

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/24	HSBC	TWD	66,372	$2,060,000	$2,047,966	$12,034	$—
Expiring 09/18/24	JPM	TWD	81,828	2,543,000	2,524,872	18,128	—
New Zealand Dollar,
Expiring 07/02/24	BARC	NZD	225	137,608	137,047	561	—
Expiring 07/02/24	BARC	NZD	210	128,908	127,911	997	—
Expiring 07/02/24	BNP	NZD	625	385,786	380,687	5,099	—
Expiring 07/02/24	BNP	NZD	415	255,101	252,776	2,325	—
Expiring 07/02/24	BNP	NZD	290	177,602	176,639	963	—
Expiring 07/02/24	BNP	NZD	220	135,979	134,002	1,977	—
Expiring 07/02/24	BNP	NZD	210	128,781	127,911	870	—
Expiring 07/02/24	BNP	NZD	165	101,851	100,501	1,350	—
Expiring 07/02/24	BNP	NZD	44	27,204	26,800	404	—
Expiring 07/02/24	BNP	NZD	26	16,072	15,836	236	—
Expiring 07/02/24	BOA	NZD	105	64,679	63,955	724	—
Expiring 07/02/24	CITI	NZD	210	129,394	127,910	1,484	—
Expiring 07/02/24	CITI	NZD	210	127,966	127,910	56	—
Expiring 07/02/24	GSI	NZD	445	272,205	271,049	1,156	—
Expiring 07/02/24	GSI	NZD	240	146,860	146,183	677	—
Expiring 07/02/24	JPM	NZD	220	136,091	134,002	2,089	—
Expiring 07/02/24	MSI	NZD	3,180	1,933,122	1,936,934	—	(3,812)
Expiring 07/02/24	MSI	NZD	110	67,178	67,001	177	—
Expiring 07/02/24	MSI	NZD	110	67,427	67,000	427	—
Expiring 07/02/24	MSI	NZD	105	64,492	63,955	537	—
Expiring 07/02/24	MSI	NZD	78	48,046	47,510	536	—
Expiring 07/02/24	MSI	NZD	34	21,023	20,710	313	—
Expiring 07/02/24	SSB	NZD	220	135,886	134,001	1,885	—
Expiring 07/02/24	SSB	NZD	140	85,649	85,274	375	—
Expiring 07/02/24	SSB	NZD	110	67,223	67,001	222	—
Expiring 07/02/24	SSB	NZD	105	64,632	63,955	677	—
Expiring 07/02/24	UAG	NZD	3,546	2,182,918	2,159,865	23,053	—
Expiring 07/02/24	UAG	NZD	78	48,179	47,509	670	—
Expiring 07/02/24	WBC	NZD	220	136,178	134,002	2,176	—
Expiring 07/02/24	WBC	NZD	210	129,153	127,911	1,242	—
Expiring 07/19/24	CITI	NZD	677	412,566	412,511	55	—
Expiring 08/02/24	CITI	NZD	115	70,168	70,047	121	—
Expiring 08/02/24	MSI	NZD	2,631	1,599,385	1,602,558	—	(3,173)
Expiring 08/02/24	UAG	NZD	70	42,599	42,637	—	(38)
Norwegian Krone,
Expiring 07/02/24	BNP	NOK	4,050	383,028	379,361	3,667	—
Expiring 07/02/24	BNP	NOK	4,030	382,594	377,487	5,107	—
Expiring 07/02/24	BNP	NOK	2,020	192,647	189,212	3,435	—
Expiring 07/02/24	BNP	NOK	1,350	128,766	126,454	2,312	—
Expiring 07/02/24	BNP	NOK	1,350	128,852	126,454	2,398	—
Expiring 07/02/24	BNP	NOK	1,310	124,812	122,706	2,106	—
Expiring 07/02/24	BNP	NOK	1,210	115,354	113,340	2,014	—
Expiring 07/02/24	BNP	NOK	1,083	102,650	101,444	1,206	—
Expiring 07/02/24	BNP	NOK	705	65,783	66,036	—	(253)
Expiring 07/02/24	CITI	NOK	2,165	205,175	202,794	2,381	—
Expiring 07/02/24	CITI	NOK	860	81,561	80,555	1,006	—
Expiring 07/02/24	CITI	NOK	705	65,789	66,037	—	(248)
Expiring 07/02/24	DB	NOK	1,440	135,940	134,884	1,056	—
Expiring 07/02/24	DB	NOK	670	63,681	62,758	923	—
Expiring 07/02/24	GSI	NOK	4,360	407,120	408,398	—	(1,278)
Expiring 07/02/24	GSI	NOK	1,630	153,879	152,681	1,198	—
Expiring 07/02/24	GSI	NOK	1,440	136,168	134,884	1,284	—

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 07/02/24	GSI	NOK	1,082	$102,539	$101,350	$1,189	$—
Expiring 07/02/24	GSI	NOK	1,030	97,577	96,479	1,098	—
Expiring 07/02/24	JPM	NOK	4,340	408,176	406,525	1,651	—
Expiring 07/02/24	NWM	NOK	1,450	135,626	135,821	—	(195)
Expiring 07/02/24	NWM	NOK	710	66,577	66,505	72	—
Expiring 07/02/24	SSB	NOK	710	66,518	66,505	13	—
Expiring 07/02/24	SSB	NOK	670	63,807	62,758	1,049	—
Expiring 07/02/24	UAG	NOK	12,803	1,211,602	1,199,247	12,355	—
Expiring 07/02/24	UAG	NOK	1,750	164,470	163,921	549	—
Expiring 07/19/24	CITI	NOK	3,049	284,814	285,717	—	(903)
Expiring 08/02/24	TD	NOK	990	93,335	92,809	526	—
Peruvian Nuevo Sol,
Expiring 07/02/24	CITI	PEN	667	178,653	173,540	5,113	—
Expiring 07/02/24	CITI	PEN	90	23,470	23,416	54	—
Expiring 07/02/24	DB	PEN	667	173,938	173,540	398	—
Expiring 07/02/24	DB	PEN	90	23,569	23,416	153	—
Expiring 08/02/24	DB	PEN	667	174,669	173,537	1,132	—
Expiring 09/18/24	BOA	PEN	4,234	1,123,513	1,101,429	22,084	—
Expiring 09/18/24	CITI	PEN	4,234	1,124,109	1,101,428	22,681	—
Philippine Peso,
Expiring 07/02/24	BOA	PHP	2,390	40,524	40,850	—	(326)
Expiring 07/02/24	JPM	PHP	3,290	56,729	56,233	496	—
Expiring 08/02/24	BARC	PHP	5,680	96,600	97,179	—	(579)
Polish Zloty,
Expiring 07/02/24	BARC	PLN	385	93,885	95,634	—	(1,749)
Expiring 07/02/24	BARC	PLN	235	58,220	58,373	—	(153)
Expiring 07/02/24	BARC	PLN	80	20,023	19,872	151	—
Expiring 07/02/24	BNP	PLN	888	226,956	220,533	6,423	—
Expiring 07/02/24	BNP	PLN	708	177,668	175,866	1,802	—
Expiring 07/02/24	BNP	PLN	707	177,326	175,619	1,707	—
Expiring 07/02/24	BNP	PLN	300	75,797	74,520	1,277	—
Expiring 07/02/24	CITI	PLN	130	32,810	32,292	518	—
Expiring 07/02/24	UAG	PLN	510	126,300	126,684	—	(384)
Expiring 07/02/24	UAG	PLN	245	61,729	60,858	871	—
Expiring 07/19/24	BARC	PLN	5,973	1,496,000	1,483,376	12,624	—
Expiring 07/19/24	BOA	PLN	4,377	1,106,000	1,087,030	18,970	—
Expiring 07/19/24	CITI	PLN	6,162	1,527,000	1,530,351	—	(3,351)
Expiring 07/19/24	CITI	PLN	4,870	1,226,000	1,209,447	16,553	—
Expiring 08/02/24	BNP	PLN	190	46,999	47,179	—	(180)
Expiring 08/02/24	RBC	PLN	110	27,418	27,315	103	—
Expiring 08/02/24	UAG	PLN	2,588	647,080	642,588	4,492	—
Romanian Leu,
Expiring 07/02/24	BARC	RON	502	109,733	108,011	1,722	—
Expiring 07/02/24	BNP	RON	741	161,964	159,435	2,529	—
Expiring 07/02/24	CITI	RON	215	46,356	46,260	96	—
Expiring 07/02/24	GSI	RON	273	58,850	58,739	111	—
Expiring 07/02/24	SSB	RON	282	60,786	60,676	110	—
Expiring 07/02/24	UAG	RON	366	79,990	78,749	1,241	—
Expiring 08/02/24	BARC	RON	502	108,202	107,971	231	—
Expiring 08/02/24	BNP	RON	546	117,696	117,435	261	—
Expiring 08/02/24	UAG	RON	366	78,879	78,720	159	—
Singapore Dollar,
Expiring 07/02/24	BARC	SGD	200	147,832	147,521	311	—
Expiring 07/02/24	BARC	SGD	170	125,620	125,393	227	—
Expiring 07/02/24	BNP	SGD	66	48,501	48,396	105	—

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 07/02/24	BOA	SGD	320	$236,613	$236,034	$579	$—
Expiring 07/02/24	JPM	SGD	320	236,609	236,033	576	—
Expiring 07/02/24	JPM	SGD	243	180,039	179,238	801	—
Expiring 07/02/24	JPM	SGD	135	100,112	99,576	536	—
Expiring 07/02/24	JPM	SGD	135	100,184	99,577	607	—
Expiring 07/02/24	JPM	SGD	122	90,387	89,988	399	—
Expiring 07/02/24	MSI	SGD	145	107,280	106,952	328	—
Expiring 07/02/24	MSI	SGD	85	63,035	62,697	338	—
Expiring 07/02/24	MSI	SGD	65	48,215	47,945	270	—
Expiring 07/02/24	MSI	SGD	45	33,368	33,192	176	—
Expiring 07/02/24	UAG	SGD	836	619,980	616,638	3,342	—
Expiring 08/02/24	JPM	SGD	1,487	1,099,005	1,098,204	801	—
Expiring 08/02/24	JPM	SGD	320	235,901	236,393	—	(492)
Expiring 09/18/24	SSB	SGD	5,475	4,064,037	4,053,339	10,698	—
South African Rand,
Expiring 07/02/24	BARC	ZAR	4,230	227,126	232,429	—	(5,303)
Expiring 07/02/24	BNP	ZAR	470	25,232	25,826	—	(594)
Expiring 07/02/24	BOA	ZAR	840	44,997	46,156	—	(1,159)
Expiring 07/02/24	DB	ZAR	840	44,973	46,156	—	(1,183)
Expiring 07/02/24	GSI	ZAR	2,800	149,993	153,854	—	(3,861)
Expiring 07/02/24	GSI	ZAR	2,520	134,795	138,468	—	(3,673)
Expiring 07/02/24	GSI	ZAR	2,270	123,120	124,732	—	(1,612)
Expiring 07/02/24	GSI	ZAR	1,790	97,347	98,357	—	(1,010)
Expiring 07/02/24	GSI	ZAR	740	41,100	40,661	439	—
Expiring 07/02/24	HSBC	ZAR	4,670	246,976	256,607	—	(9,631)
Expiring 07/02/24	HSBC	ZAR	2,910	156,252	159,899	—	(3,647)
Expiring 07/02/24	HSBC	ZAR	1,730	91,950	95,060	—	(3,110)
Expiring 07/02/24	MSI	ZAR	416	22,559	22,859	—	(300)
Expiring 07/02/24	RBC	ZAR	1,600	86,711	87,916	—	(1,205)
Expiring 07/02/24	SSB	ZAR	4,570	247,842	251,112	—	(3,270)
Expiring 08/02/24	UAG	ZAR	11,216	616,423	614,813	1,610	—
Expiring 09/18/24	BARC	ZAR	21,879	1,179,000	1,195,119	—	(16,119)
South Korean Won,
Expiring 07/02/24	BARC	KRW	187,490	136,170	136,027	143	—
Expiring 07/02/24	BARC	KRW	187,020	137,152	135,686	1,466	—
Expiring 07/02/24	BNP	KRW	184,110	133,220	133,575	—	(355)
Expiring 07/02/24	BOA	KRW	374,030	273,934	271,365	2,569	—
Expiring 07/02/24	BOA	KRW	93,290	67,758	67,684	74	—
Expiring 07/02/24	CITI	KRW	1,712,776	1,230,885	1,242,647	—	(11,762)
Expiring 07/02/24	CITI	KRW	1,446,410	1,065,770	1,049,394	16,376	—
Expiring 07/02/24	CITI	KRW	524,920	386,624	380,838	5,786	—
Expiring 07/02/24	CITI	KRW	524,490	379,405	380,526	—	(1,121)
Expiring 07/02/24	CITI	KRW	374,030	273,874	271,365	2,509	—
Expiring 07/02/24	CITI	KRW	349,950	257,999	253,894	4,105	—
Expiring 07/02/24	CITI	KRW	187,550	136,430	136,071	359	—
Expiring 07/02/24	CITI	KRW	176,370	128,185	127,959	226	—
Expiring 07/02/24	DB	KRW	281,330	206,314	204,109	2,205	—
Expiring 07/02/24	GSI	KRW	125,360	90,873	90,951	—	(78)
Expiring 07/02/24	GSI	KRW	94,330	68,392	68,438	—	(46)
Expiring 07/02/24	JPM	KRW	719,280	520,313	521,850	—	(1,537)
Expiring 07/02/24	JPM	KRW	88,850	64,818	64,462	356	—
Expiring 08/02/24	CITI	KRW	1,446,410	1,041,174	1,050,053	—	(8,879)
Expiring 08/02/24	CITI	KRW	205,520	148,744	149,202	—	(458)
Expiring 08/02/24	CITI	KRW	182,101	131,500	132,200	—	(700)
Expiring 08/02/24	CITI	KRW	94,890	68,565	68,888	—	(323)

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 08/02/24	GSI	KRW	232,260	$168,784	$168,615	$169	$—
Expiring 08/02/24	JPM	KRW	88,119	63,670	63,972	—	(302)
Expiring 09/19/24	HSBC	KRW	7,130,047	5,202,515	5,189,683	12,832	—
Expiring 09/20/24	BOA	KRW	1,623,978	1,179,000	1,182,091	—	(3,091)
Swedish Krona,
Expiring 07/02/24	BNP	SEK	20,981	1,990,360	1,979,895	10,465	—
Expiring 07/02/24	BNP	SEK	4,070	386,632	384,070	2,562	—
Expiring 07/02/24	BNP	SEK	2,720	258,447	256,676	1,771	—
Expiring 07/02/24	BNP	SEK	2,130	205,778	201,000	4,778	—
Expiring 07/02/24	BNP	SEK	2,045	194,069	192,978	1,091	—
Expiring 07/02/24	BNP	SEK	2,045	193,883	192,979	904	—
Expiring 07/02/24	BNP	SEK	1,420	137,206	134,000	3,206	—
Expiring 07/02/24	BNP	SEK	1,360	129,168	128,338	830	—
Expiring 07/02/24	BNP	SEK	1,170	111,041	110,408	633	—
Expiring 07/02/24	BNP	SEK	710	67,358	67,000	358	—
Expiring 07/02/24	BNP	SEK	710	68,457	66,999	1,458	—
Expiring 07/02/24	BNP	SEK	710	68,122	67,000	1,122	—
Expiring 07/02/24	BNP	SEK	680	65,302	64,169	1,133	—
Expiring 07/02/24	BNP	SEK	640	60,982	60,395	587	—
Expiring 07/02/24	BNP	SEK	640	60,972	60,395	577	—
Expiring 07/02/24	CITI	SEK	4,290	408,880	404,831	4,049	—
Expiring 07/02/24	CITI	SEK	1,350	128,472	127,394	1,078	—
Expiring 07/02/24	CITI	SEK	1,300	123,327	122,676	651	—
Expiring 07/02/24	CITI	SEK	710	68,097	67,000	1,097	—
Expiring 07/02/24	DB	SEK	1,350	128,339	127,393	946	—
Expiring 07/02/24	DB	SEK	710	68,267	67,000	1,267	—
Expiring 07/02/24	GSI	SEK	1,430	135,865	134,944	921	—
Expiring 07/02/24	GSI	SEK	1,420	136,235	133,999	2,236	—
Expiring 07/02/24	GSI	SEK	720	68,536	67,944	592	—
Expiring 07/02/24	GSI	SEK	720	68,359	67,944	415	—
Expiring 07/02/24	GSI	SEK	710	67,718	67,000	718	—
Expiring 07/02/24	GSI	SEK	710	67,490	66,999	491	—
Expiring 07/02/24	GSI	SEK	710	68,086	67,000	1,086	—
Expiring 07/02/24	GSI	SEK	680	64,637	64,169	468	—
Expiring 07/02/24	JPM	SEK	4,320	412,242	407,662	4,580	—
Expiring 07/02/24	JPM	SEK	1,420	136,966	134,000	2,966	—
Expiring 07/02/24	JPM	SEK	810	77,491	76,437	1,054	—
Expiring 07/02/24	JPM	SEK	710	67,356	67,000	356	—
Expiring 07/02/24	JPM	SEK	710	67,427	67,000	427	—
Expiring 07/02/24	JPM	SEK	680	64,562	64,169	393	—
Expiring 07/02/24	JPM	SEK	680	64,797	64,168	629	—
Expiring 07/02/24	MSI	SEK	1,420	136,603	134,000	2,603	—
Expiring 07/02/24	MSI	SEK	1,280	122,653	120,788	1,865	—
Expiring 07/02/24	MSI	SEK	710	67,783	67,000	783	—
Expiring 07/02/24	RBC	SEK	1,360	129,111	128,338	773	—
Expiring 07/02/24	RBC	SEK	1,360	129,159	128,338	821	—
Expiring 07/02/24	RBC	SEK	750	71,293	70,774	519	—
Expiring 07/02/24	RBC	SEK	680	64,745	64,169	576	—
Expiring 07/02/24	SSB	SEK	1,360	129,192	128,338	854	—
Expiring 07/02/24	SSB	SEK	720	68,534	67,944	590	—
Expiring 07/02/24	UAG	SEK	2,900	270,899	273,662	—	(2,763)
Expiring 07/19/24	CITI	SEK	3,339	311,580	315,413	—	(3,833)
Expiring 08/02/24	CITI	SEK	4,290	409,305	405,485	3,820	—
Expiring 08/02/24	UAG	SEK	23,661	2,264,254	2,236,408	27,846	—

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 07/02/24	BARC	CHF	120	$134,933	$133,627	$1,306	$—
Expiring 07/02/24	BNP	CHF	365	409,650	406,450	3,200	—
Expiring 07/02/24	BNP	CHF	365	410,700	406,449	4,251	—
Expiring 07/02/24	BNP	CHF	350	384,407	389,746	—	(5,339)
Expiring 07/02/24	BNP	CHF	295	324,015	328,500	—	(4,485)
Expiring 07/02/24	BNP	CHF	245	275,086	272,822	2,264	—
Expiring 07/02/24	BNP	CHF	245	274,348	272,822	1,526	—
Expiring 07/02/24	BNP	CHF	245	275,151	272,822	2,329	—
Expiring 07/02/24	BNP	CHF	240	269,286	267,255	2,031	—
Expiring 07/02/24	BNP	CHF	240	269,297	267,255	2,042	—
Expiring 07/02/24	BNP	CHF	240	270,450	267,254	3,196	—
Expiring 07/02/24	BNP	CHF	235	258,991	261,686	—	(2,695)
Expiring 07/02/24	BNP	CHF	185	207,893	206,009	1,884	—
Expiring 07/02/24	BNP	CHF	185	207,428	206,009	1,419	—
Expiring 07/02/24	BNP	CHF	175	192,162	194,873	—	(2,711)
Expiring 07/02/24	BNP	CHF	175	192,080	194,873	—	(2,793)
Expiring 07/02/24	BNP	CHF	115	129,629	128,060	1,569	—
Expiring 07/02/24	BNP	CHF	60	67,893	66,813	1,080	—
Expiring 07/02/24	BNP	CHF	60	66,236	66,813	—	(577)
Expiring 07/02/24	BNP	CHF	60	65,841	66,814	—	(973)
Expiring 07/02/24	BOA	CHF	120	134,838	133,627	1,211	—
Expiring 07/02/24	DB	CHF	120	134,863	133,627	1,236	—
Expiring 07/02/24	DB	CHF	115	126,117	128,059	—	(1,942)
Expiring 07/02/24	JPM	CHF	365	410,860	406,449	4,411	—
Expiring 07/02/24	JPM	CHF	348	385,193	387,519	—	(2,326)
Expiring 07/02/24	JPM	CHF	179	201,158	199,327	1,831	—
Expiring 07/02/24	JPM	CHF	120	134,899	133,627	1,272	—
Expiring 07/02/24	MSI	CHF	365	409,641	406,449	3,192	—
Expiring 07/02/24	MSI	CHF	365	413,314	406,449	6,865	—
Expiring 07/02/24	MSI	CHF	350	384,397	389,746	—	(5,349)
Expiring 07/02/24	MSI	CHF	120	134,841	133,627	1,214	—
Expiring 07/02/24	MSI	CHF	120	131,832	133,627	—	(1,795)
Expiring 07/02/24	MSI	CHF	115	126,802	128,059	—	(1,257)
Expiring 07/02/24	MSI	CHF	115	127,688	128,059	—	(371)
Expiring 07/02/24	MSI	CHF	60	67,208	66,814	394	—
Expiring 07/02/24	MSI	CHF	60	66,126	66,814	—	(688)
Expiring 07/02/24	MSI	CHF	60	66,912	66,814	98	—
Expiring 07/02/24	MSI	CHF	60	67,138	66,813	325	—
Expiring 07/02/24	NWM	CHF	115	129,701	128,059	1,642	—
Expiring 07/02/24	SG	CHF	240	269,465	267,254	2,211	—
Expiring 07/02/24	SG	CHF	120	135,046	133,627	1,419	—
Expiring 07/02/24	SSB	CHF	365	408,678	406,449	2,229	—
Expiring 07/02/24	SSB	CHF	185	207,913	206,008	1,905	—
Expiring 07/02/24	SSB	CHF	120	134,788	133,627	1,161	—
Expiring 07/02/24	SSB	CHF	60	65,799	66,813	—	(1,014)
Expiring 07/02/24	TD	CHF	60	67,894	66,814	1,080	—
Expiring 07/02/24	TD	CHF	60	67,878	66,813	1,065	—
Expiring 07/02/24	UAG	CHF	1,223	1,355,647	1,361,882	—	(6,235)
Expiring 08/02/24	UAG	CHF	3,458	3,870,351	3,865,587	4,764	—
Thai Baht,
Expiring 07/02/24	BARC	THB	24,176	658,298	659,002	—	(704)
Expiring 07/02/24	BARC	THB	4,220	114,721	115,031	—	(310)
Expiring 07/02/24	BARC	THB	3,560	97,189	97,040	149	—
Expiring 07/02/24	BARC	THB	2,830	77,206	77,141	65	—
Expiring 07/02/24	BARC	THB	2,450	66,995	66,783	212	—

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 07/02/24	BARC	THB	2,250	$61,314	$61,332	$—	$(18)
Expiring 07/02/24	GSI	THB	1,170	32,043	31,893	150	—
Expiring 07/02/24	MSI	THB	2,350	64,105	64,057	48	—
Expiring 07/02/24	UAG	THB	2,510	68,449	68,418	31	—
Expiring 07/02/24	UAG	THB	2,360	64,564	64,330	234	—
Expiring 08/02/24	BARC	THB	32,126	876,443	877,966	—	(1,523)
Expiring 08/02/24	SSB	THB	4,840	131,155	132,271	—	(1,116)
Expiring 09/18/24	JPM	THB	323,807	8,861,726	8,882,408	—	(20,682)
Turkish Lira,
Expiring 07/02/24	BARC	TRY	2,394	72,065	73,004	—	(939)
Expiring 07/02/24	BARC	TRY	2,393	72,384	72,974	—	(590)
Expiring 07/02/24	BARC	TRY	2,358	70,973	71,907	—	(934)

				$522,743,097	$519,392,864	3,958,775	(608,542)

						$4,637,489	$(3,060,813)

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)	480	$(6,524)	$(4,882)	$(1,642)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)	480	(6,853)	(4,255)	(2,598)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)	400	20,373	18,356	2,017	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)	255	(3,413)	4,763	(8,176)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR 1,475	(46,072)	(38,576)	(7,496)	BARC
Republic of South Africa	12/20/28	1.000%(Q)	900	32,318	78,685	(46,367)	JPM
Republic of South Africa	12/20/28	1.000%(Q)	600	21,545	51,337	(29,792)	MSI

				$11,374	$105,428	$(94,054)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
People’s Republic of China	06/20/29	1.000%(Q)	960	0.668%	$14,412	$11,867	$2,545	JPM
Republic of Estonia	12/20/26	1.000%(Q)	190	0.320%	3,097	890	2,207	JPM
Republic of France	06/20/34	0.250%(Q)	520	0.565%	(13,071)	(11,429)	(1,642)	CITI
Republic of Panama	09/20/24	1.000%(Q)	490	0.341%	892	710	182	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR 3,000	0.120%	2,253	(3,315)	5,568	BNP

					$7,583	$(1,277)	$8,860

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Credit default swap agreements outstanding at June 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	8,160	3.448%	$535,530	$521,899	$(13,631)
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	11,620	0.538%	243,936	241,360	(2,576)

					$779,466	$763,259	$(16,207)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR1,301	04/15/29	2.120%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$4,511	$(118)	$(4,629)
795	07/01/29	2.450%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	922	1,988	1,066

				$5,433	$1,870	$(3,563)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR 599	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$6,895	$—	$6,895	MSI
EUR3,362	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	39,057	—	39,057	MSI
EUR 599	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(9,940)	—	(9,940)	MSI

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Inflation swap agreements outstanding at June 30, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Inflation Swap Agreements (cont’d):
EUR3,362	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$(61,090)	$—	$(61,090)	MSI
1,840	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(2,869)	—	(2,869)	JPM
574	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(627)	—	(627)	CITI
1,840	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(5,430)	—	(5,430)	JPM
574	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(2,645)	—	(2,645)	CITI

				$(36,649)	$—	$(36,649)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	1,210	03/20/27	3.940%(Q)	3 Month BBSW(1)(Q)/ 4.445%	$(57)	$6,868	$6,925
AUD	735	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.736%	(30,453)	(34,631)	(4,178)
AUD	823	09/16/29	3.844%(Q)	3 Month BBSW(2)(Q)/ 4.445%	(744)	(4,634)	(3,890)
AUD	523	09/18/29	3.969%(S)	6 Month BBSW(2)(S)/ 4.736%	(601)	(6,231)	(5,630)
AUD	1,670	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.736%	126,196	(121,456)	(247,652)
AUD	1,005	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.736%	(79,936)	(90,099)	(10,163)
AUD	263	09/18/34	4.250%(S)	6 Month BBSW(2)(S)/ 4.736%	(618)	(4,168)	(3,550)
AUD	631	09/19/34	4.594%(S)	6 Month BBSW(2)(S)/ 4.736%	(696)	(2,518)	(1,822)
AUD	20	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.736%	(2,152)	(2,511)	(359)
BRL	7,503	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(50,547)	(50,547)
CAD	2,445	09/03/24	0.000%(S)	3 Month CDOR(2)(S)/ 4.973%	19,659	(47,928)	(67,587)
CAD	2,445	09/03/24	0.000%(S)	1 Day CORRA(1)(S)/ 4.800%	(24,760)	46,321	71,081
CAD	2,445	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 4.800%	1,016	(69,174)	(70,190)
CAD	735	09/16/29	3.000%(S)	1 Day CORRA(1)(S)/ 4.800%	1,468	566	(902)
CAD	968	09/18/29	3.313%(S)	1 Day CORRA(1)(S)/ 4.800%	3,134	1,315	(1,819)
CAD	1,130	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 4.800%	(4,804)	4,386	9,190
CAD	900	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 4.800%	13,715	(3,083)	(16,798)
CAD	365	03/20/34	3.560%(S)	1 Day CORRA(1)(S)/ 4.800%	(68)	(1,699)	(1,631)
CAD	229	09/18/34	3.344%(S)	1 Day CORRA(1)(S)/ 4.800%	1,508	910	(598)
CAD	540	09/19/34	3.406%(S)	1 Day CORRA(2)(S)/ 4.800%	(1,348)	(1,023)	325
CAD	185	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 4.800%	(2,876)	(270)	2,606
CAD	1,000	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 4.800%	(19,939)	(4,509)	15,430
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.216%	—	(111,591)	(111,591)
CHF	410	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 1.216%	—	12,112	12,112
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 5.750%	—	(9,840)	(9,840)
CLP	81,700	09/23/34	5.211%(S)	1 Day CLOIS(1)(S)/ 5.750%	—	1,140	1,140
CNH	2,040	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	756	1,267	511
CNH	29,130	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	(21)	59,869	59,890
CNH	77,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	(154)	148,233	148,387
CNH	10,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	—	24,965	24,965
CNH	18,060	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	—	97,763	97,763
CNH	2,210	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	—	10,718	10,718
CNH	28,510	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	65,971	109,294	43,323

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	$—	$21,649	$21,649
CNH	7,890	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	35,972	37,415	1,443
CNH	20,450	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	3,170	13,924	10,754
CNH	94,182	06/20/29	2.130%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	12,459	123,976	111,517
CNH	5,591	06/20/29	2.286%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	2,457	13,021	10,564
CNH	1,963	09/18/29	2.120%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.170%	—	(2,312)	(2,312)
COP	710,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 10.955%	—	(21,615)	(21,615)
COP	434,729	09/18/34	8.248%(Q)	1 Day COOIS(2)(Q)/ 10.955%	—	(129)	(129)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 4.560%	—	(36,442)	(36,442)
DKK	3,300	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.727%	(19,128)	(48,381)	(29,253)
EUR	27,080	07/24/24	3.693%(T)	1 Day EuroSTR(1)(T)/ 3.656%	—	(924)	(924)
EUR	25,625	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	(549,908)	(549,908)
EUR	12,130	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	(285,237)	(285,237)
EUR	2,120	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 3.656%	—	2,918	2,918
EUR	1,490	04/12/29	2.780%(A)	6 Month EURIBOR(1)(S)/ 3.682%	691	8,630	7,939
EUR	365	04/23/29	2.810%(A)	6 Month EURIBOR(1)(S)/ 3.682%	2,729	2,316	(413)
EUR	527	09/16/29	2.563%(A)	6 Month EURIBOR(2)(S)/ 3.682%	2	(1,121)	(1,123)
EUR	321	09/18/29	2.531%(A)	6 Month EURIBOR(2)(S)/ 3.682%	(598)	(4,594)	(3,996)
EUR	650	02/15/33	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.682%	825	6,225	5,400
EUR	1,360	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	14,101	14,101
EUR	450	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 3.656%	—	7,274	7,274
EUR	1,506	03/21/34	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(904)	3,411	4,315
EUR	405	07/02/34	2.750%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(262)	3,222	3,484
EUR	163	09/18/34	2.750%(A)	6 Month EURIBOR(2)(S)/ 3.682%	214	(926)	(1,140)
EUR	975	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	(11,305)	(11,305)
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	122,441	122,441
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	—	(124,737)	(124,737)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	288,468	288,468
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	—	(294,233)	(294,233)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.682%	—	(490,174)	(490,174)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.682%	—	133,623	133,623
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	—	(136,037)	(136,037)
EUR	910	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.682%	755	(10,110)	(10,865)
EUR	910	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.711%	(444)	22,412	22,856
EUR	300	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 3.656%	(74,651)	(78,629)	(3,978)
EUR	240	07/06/51	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.682%	(330)	6,595	6,925
EUR	350	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 3.656%	(89,581)	(102,601)	(13,020)
GBP	1,200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 5.200%	(57,088)	(58,934)	(1,846)
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	(46,102)	109,016	155,118
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	(61,578)	384,584	446,162
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.200%	63,776	449,944	386,168
GBP	1,705	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 5.200%	(185,456)	(198,037)	(12,581)
GBP	2,950	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	468,115	415,680	(52,435)
GBP	700	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 5.200%	(103,108)	(116,124)	(13,016)
GBP	433	06/17/29	3.500%(A)	1 Day SONIA(1)(A)/ 5.200%	85	1,394	1,309
GBP	6,964	06/19/29	3.750%(A)	1 Day SONIA(1)(A)/ 5.200%	119,059	97,727	(21,332)
GBP	619	12/18/29	3.938%(A)	1 Day SONIA(1)(A)/ 5.200%	557	(3,754)	(4,311)
GBP	2,650	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 5.200%	(404,788)	(504,691)	(99,903)
GBP	2,735	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	(210,744)	577,102	787,846
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	4,448	149,381	144,933
GBP	2,625	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 5.200%	(546,730)	(681,375)	(134,645)
GBP	1,421	03/21/34	3.780%(A)	1 Day SONIA(2)(A)/ 5.200%	6,193	4,950	(1,243)
GBP	1,100	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 5.200%	303,891	306,671	2,780
GBP	342	06/20/34	3.531%(A)	1 Day SONIA(2)(A)/ 5.200%	(236)	(3,218)	(2,982)
GBP	150	12/18/34	3.906%(A)	1 Day SONIA(1)(A)/ 5.200%	(215)	(1,485)	(1,270)
GBP	1,720	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 5.200%	559,787	600,750	40,963
GBP	1,800	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 5.200%	(521,166)	(668,533)	(147,367)
GBP	1,200	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	163,620	(508,891)	(672,511)
GBP	925	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 5.200%	93,743	409,364	315,621

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	640	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 5.200%	$242,476	$294,004	$51,528
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	557,853	(1,637,887)	(2,195,740)
GBP	530	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 5.200%	227,097	282,161	55,064
GBP	300	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	(177,437)	(178,881)	(1,444)
GBP	215	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 5.200%	(779)	(2,264)	(1,485)
HKD	10,333	09/19/25	4.530%(Q)	3 Month HIBOR(1)(Q)/ 4.754%	1,786	(1,142)	(2,928)
HUF	50,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.810%	—	(29,519)	(29,519)
ILS	1,010	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.485%	—	(53,057)	(53,057)
JPY	690,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(671)	(2,365)	(1,694)
JPY	45,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ 0.076%	—	85	85
JPY	35,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(383)	(842)	(459)
JPY	261,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	2,605	(16,611)	(19,216)
JPY	334,958	06/19/27	0.470%(A)	1 Day TONAR(1)(A)/ 0.076%	1,603	3,785	2,182
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.076%	8,529	12,446	3,917
JPY	550,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(76,458)	(93,102)	(16,644)
JPY	140,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.076%	—	(10,522)	(10,522)
JPY	145,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(28,676)	(33,597)	(4,921)
JPY	70,286	09/16/29	0.719%(A)	1 Day TONAR(2)(A)/ 0.076%	(220)	(2,275)	(2,055)
JPY	60,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.076%	(19,633)	(18,137)	1,496
JPY	356,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.076%	(2,470)	(127,687)	(125,217)
JPY	75,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.076%	15,314	31,148	15,834
JPY	25,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.076%	(8,173)	(11,785)	(3,612)
JPY	24,960	12/18/34	1.060%(A)	1 Day TONAR(2)(A)/ 0.076%	551	(992)	(1,543)
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.076%	11,748	(336,948)	(348,696)
JPY	55,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.076%	(47,358)	(47,398)	(40)
JPY	343,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.076%	(9,630)	(382,201)	(372,571)
JPY	110,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.076%	(118,096)	(137,596)	(19,500)
JPY	5,000	07/08/44	0.350%(A)	1 Day TONAR(2)(A)/ 0.076%	(6,331)	(6,430)	(99)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.076%	(39,417)	(58,921)	(19,504)
JPY	80,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.076%	(120,376)	(123,798)	(3,422)
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.076%	31,743	(460,705)	(492,448)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.076%	—	(69,103)	(69,103)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.076%	(11,059)	(34,775)	(23,716)
JPY	45,000	07/08/53	0.450%(A)	1 Day TONAR(1)(A)/ 0.076%	73,770	81,113	7,343
JPY	26,800	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.076%	—	21,880	21,880
JPY	65,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.076%	8,029	10,538	2,509
KRW	1,644,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	(1,360)	(1,360)
KRW	2,237,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	3,832	3,832
KRW	300,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	(435)	(435)
KRW	379,619	09/19/29	3.311%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	2,417	2,417
KRW	379,884	09/19/29	3.389%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	3,418	3,418
KRW	2,570,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	(187,115)	(187,115)
KRW	507,960	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	(7,451)	88	7,539
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	—	3,505	3,505
KRW	374,140	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.600%	(8,184)	(26)	8,158
MXN	3,080	05/13/31	8.400%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	3,638	8,975	5,337
MXN	10,400	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	—	(14,723)	(14,723)
NOK	24,840	03/20/29	3.780%(A)	6 Month NIBOR(2)(S)/ 4.850%	(10,683)	(27,526)	(16,843)
NOK	3,663	09/18/29	3.563%(A)	6 Month NIBOR(2)(S)/ 4.850%	(613)	(5,111)	(4,498)
NOK	6,159	12/16/29	3.594%(A)	6 Month NIBOR(1)(S)/ 4.850%	(432)	(76)	356
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.850%	—	(22,194)	(22,194)
NOK	2,830	03/20/34	3.910%(A)	6 Month NIBOR(2)(S)/ 4.850%	257	1,560	1,303
NOK	1,931	12/18/34	3.590%(A)	6 Month NIBOR(1)(S)/ 4.850%	(168)	1,994	2,162
NZD	1,293	12/18/29	4.406%(S)	3 Month BBR(1)(Q)/ 5.630%	(2,235)	(2,951)	(716)
NZD	540	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.630%	—	(51,373)	(51,373)
NZD	590	06/19/34	4.410%(S)	3 Month BBR(1)(Q)/ 5.630%	(1,114)	2,741	3,855
NZD	766	12/19/34	4.688%(S)	3 Month BBR(2)(Q)/ 5.630%	1,552	1,307	(245)

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 5.860%	$—	$(29,891)	$(29,891)
SEK	28,776	03/20/29	2.660%(A)	3 Month STIBOR(1)(Q)/ 3.707%	4,438	(24,365)	(28,803)
SEK	5,568	06/18/29	2.406%(A)	3 Month STIBOR(2)(Q)/ 3.707%	(118)	923	1,041
SEK	3,682	12/18/29	2.719%(A)	3 Month STIBOR(2)(Q)/ 3.707%	185	4,005	3,820
SEK	6,000	08/10/31	0.529%(A)	3 Month STIBOR(2)(Q)/ 3.707%	—	(74,758)	(74,758)
SEK	1,767	09/18/34	2.719%(A)	3 Month STIBOR(2)(Q)/ 3.707%	264	2,174	1,910
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.433%	(2,431)	(74,555)	(72,124)
THB	28,000	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(63,413)	(63,413)
THB	10,200	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	4,969	4,969
THB	8,920	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	2,643	2,643
TWD	33,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.628%	—	17,031	17,031
TWD	9,353	09/18/29	1.921%(Q)	3 Month TAIBOR(1)(Q)/ 1.628%	—	(103)	(103)
	28,510	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(16,780)	(16,780)
	44,940	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(75,709)	(75,709)
	123,675	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(98,463)	(98,463)
	20,730	10/04/24	5.472%(T)	1 Day SOFR(2)(T)/ 5.330%	—	3,382	3,382
	16,748	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(58,326)	(58,326)
	21,412	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(39,303)	(39,303)
	48,351	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(98,857)	(98,857)
	5,000	04/11/25	5.220%(T)	1 Day SOFR(2)(T)/ 5.330%	673	(757)	(1,430)
	4,520	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 5.330%	—	1,985	1,985
	130,490	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.330%	—	(53,998)	(53,998)
	39,800	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	287,203	287,203
	1,380	09/18/25	4.840%(T)	1 Day SOFR(2)(T)/ 5.330%	(2,138)	473	2,611
	2,320	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 5.330%	—	5,849	5,849
	66,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.330%	—	10,038	10,038
	9,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	1,784	17,086	15,302
	3,775	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	—	6,687	6,687
	800	03/20/27	4.250%(A)	1 Day SOFR(2)(A)/ 5.330%	(303)	(5,184)	(4,881)
	38,895	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.330%	13,870	114,713	100,843
	2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.330%	—	363,391	363,391
	2,630	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.330%	—	41,739	41,739
	2,060	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(4,717)	(4,717)
	2,140	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 5.330%	—	8,032	8,032
	24,205	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.330%	(25,736)	(159,049)	(133,313)
	980	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(1,733)	(1,733)
	544	06/17/29	3.688%(A)	1 Day SOFR(1)(A)/ 5.330%	(777)	(189)	588
	729	09/18/29	3.906%(A)	1 Day SOFR(1)(A)/ 5.330%	(86)	2,114	2,200
	292	09/18/29	4.044%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(935)	(935)
	400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(649)	(649)
	175	09/18/34	3.813%(A)	1 Day SOFR(1)(A)/ 5.330%	461	1,034	573
	2,825	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(90,123)	(90,123)
	800	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 5.330%	(325,294)	(316,204)	9,090
	250	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(13,442)	(13,442)
	485	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 5.330%	(2,859)	11,009	13,868
	2,980	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.330%	1,360,272	1,262,010	(98,262)
	735	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.330%	322,226	311,268	(10,958)
	520	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 5.330%	5,392	(15,621)	(21,013)
	790	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 5.330%	3,560	(1,264)	(4,824)

					$1,427,522	$(2,909,521)	$(4,337,043)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH 1,300	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	$ 5,776	$ —	$ 5,776	MSI

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
CNH	6,000	09/01/30	2.360	%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	$18,996	$—	$18,996	MSI
CNH	1,200	11/24/30	2.495	%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.170%	5,234	—	5,234	MSI
MYR	5,400	08/12/26	2.605	%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	(23,730)	(42)	(23,688)	HSBC
MYR	465	11/23/30	3.880	%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	971	(1)	972	MSI
MYR	1,000	04/07/32	3.870	%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	1,452	(12)	1,464	CITI

						$ 8,699	$(55)	$ 8,754

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg Commodity Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 5.315%	BOA	03/31/25	14,861	$(6,582)	$—	$(6,582)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(20,915)	553,102	—	553,102
U.S. Treasury Bond(T)	1 Day USOIS -35bps(T)/ 4.980%	JPM	09/09/24	4,535	(69,048)	—	(69,048)

					$477,472	$—	$477,472

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$166,608	$(62,512)	$644,015	$(279,632)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$120,000	$3,064,472
GS	—	73,576,681

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$9,831,763
MSC	—	444,786

Total	$120,000	$86,917,702

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$1,880,137,723	$—	$—
Fixed Income	1,333,253,017	—	—
International Equity	3,778,192	—	—
Common Stocks	4,731,711,311	1,440,368,206	2
Preferred Stocks	553,698	5,448,509	—
Unaffiliated Exchange-Traded Funds	708,237,957	—	—
Warrants	—	—	—	**
Asset-Backed Securities
Automobiles	—	3,718,121	—
Collateralized Loan Obligations	—	408,038,262	—
Consumer Loans	—	1,649,709	—
Credit Cards	—	1,267,752	—
Home Equity Loans	—	162,946	—
Residential Mortgage-Backed Securities	—	282,951	—
Student Loans	—	134,621	—
Commercial Mortgage-Backed Securities	—	14,577,985	—
Corporate Bonds	—	269,121,928	—
Floating Rate and Other Loans	—	8,723,944	—
Municipal Bonds	—	889,118	—
Residential Mortgage-Backed Securities	—	3,832,234	—
Sovereign Bonds	—	82,238,171	—
U.S. Government Agency Obligations	—	21,700,123	—
U.S. Treasury Obligations	—	155,935,590	—
Short-Term Investments
Affiliated Mutual Funds	1,637,574,644	—	—
Commercial Paper	—	2,590,594	—
Foreign Treasury Obligation	—	966,815	—
U.S. Government Agency Obligation	—	1,121,506	—
U.S. Treasury Obligations	—	82,569,405	—
Unaffiliated Fund	2,136,754	—	—
Option Purchased	—	7,239	—

Total	$10,297,383,296	$2,505,345,729	$2

Liabilities
Option Written	$—	$(2,194)	$—

Other Financial Instruments*
Assets
Futures Contracts	$8,781,669	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	4,637,489	—

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Credit Default Swap Agreements	$—	$94,890	$—
Centrally Cleared Inflation Swap Agreement	—	1,066	—
OTC Inflation Swap Agreements	—	45,952	—
Centrally Cleared Interest Rate Swap Agreements	—	4,669,452	—
OTC Interest Rate Swap Agreements	—	32,429	—
OTC Total Return Swap Agreement	—	553,102	—

Total	$8,781,669	$10,034,380	$—

Liabilities
Forward Commitment Contracts	$—	$(2,309,142)	$—
Futures Contracts	(926,598)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,060,813)	—
Centrally Cleared Credit Default Swap Agreements	—	(16,207)	—
OTC Credit Default Swap Agreements	—	(75,933)	—
Centrally Cleared Inflation Swap Agreement	—	(4,629)	—
OTC Inflation Swap Agreements	—	(82,601)	—
Centrally Cleared Interest Rate Swap Agreements	—	(9,006,495)	—
OTC Interest Rate Swap Agreement	—	(23,730)	—
OTC Total Return Swap Agreements	—	(75,630)	—

Total	$(926,598)	$(14,655,180)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	38.5%
Unaffiliated Exchange-Traded Funds	5.6
Semiconductors & Semiconductor Equipment	4.8
Software	3.9
Collateralized Loan Obligations	3.3
Banks	3.0
Pharmaceuticals	2.7
Technology Hardware, Storage & Peripherals	2.5
Interactive Media & Services	2.3
Oil, Gas & Consumable Fuels	2.0
U.S. Treasury Obligations	1.9
Insurance	1.7
Broadline Retail	1.5
Capital Markets	1.5
Financial Services	1.3
Machinery	1.1
Aerospace & Defense	1.1
Health Care Providers & Services	1.0
Health Care Equipment & Supplies	1.0
Hotels, Restaurants & Leisure	0.9
Specialty Retail	0.9
Biotechnology	0.9
Automobiles	0.8
Consumer Staples Distribution & Retail	0.8
Electric Utilities	0.7
Chemicals	0.7

Electrical Equipment	0.7%
Sovereign Bonds	0.7
Metals & Mining	0.6
Textiles, Apparel & Luxury Goods	0.6
Beverages	0.6
Food Products	0.6
Entertainment	0.5
Ground Transportation	0.5
IT Services	0.5
Household Products	0.4
Life Sciences Tools & Services	0.4
Diversified Telecommunication Services	0.4
Professional Services	0.4
Electronic Equipment, Instruments & Components	0.4
Building Products	0.4
Multi-Utilities	0.4
Industrial Conglomerates	0.3
Media	0.3
Specialized REITs	0.3
Communications Equipment	0.3
Trading Companies & Distributors	0.3
Construction Materials	0.3
Consumer Finance	0.3
Personal Care Products	0.3
Tobacco	0.2
Air Freight & Logistics	0.2
Commercial Services & Supplies	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Industry Classification (continued):

Electric	0.2%
Household Durables	0.2
Energy Equipment & Services	0.2
U.S. Government Agency Obligations	0.2
Industrial REITs	0.2
Retail	0.2
Real Estate Management & Development	0.1
Wireless Telecommunication Services	0.1
Automobile Components	0.1
Diversified Financial Services	0.1
Residential REITs	0.1
Commercial Mortgage-Backed Securities	0.1
Construction & Engineering	0.1
Oil & Gas	0.1
Telecommunications	0.1
Retail REITs	0.1
Health Care REITs	0.1
Foods	0.1
Gas Utilities	0.1
Pipelines	0.1
Passenger Airlines	0.1
Independent Power & Renewable Electricity Producers	0.1
Commercial Services	0.1
Healthcare-Services	0.1
Real Estate Investment Trusts (REITs)	0.1
Containers & Packaging	0.1
Marine Transportation	0.1
Real Estate	0.1
Home Builders	0.1
Leisure Products	0.1
Transportation Infrastructure	0.1
Auto Manufacturers	0.1
Engineering & Construction	0.1
Diversified REITs	0.0	*
Hotel & Resort REITs	0.0	*
Building Materials	0.0	*
Healthcare-Products	0.0	*
Distributors	0.0	*
Transportation	0.0	*
Leisure Time	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Lodging	0.0	*
Auto Parts & Equipment	0.0	*
Paper & Forest Products	0.0	*
Office REITs	0.0	*

Multi-National	0.0	*%
Agriculture	0.0	*
Commercial Paper	0.0	*
Packaging & Containers	0.0	*
Airlines	0.0	*
Computers	0.0	*
Unaffiliated Fund	0.0	*
Electronics	0.0	*
Apparel	0.0	*
Distribution/Wholesale	0.0	*
Consumer Loans	0.0	*
Mining	0.0	*
Semiconductors	0.0	*
Credit Cards	0.0	*
Housewares	0.0	*
Trucking & Leasing	0.0	*
Miscellaneous Manufacturing	0.0	*
Machinery-Diversified	0.0	*
Health Care Technology	0.0	*
Gas	0.0	*
Foreign Treasury Obligation	0.0	*
Environmental Control	0.0	*
Municipal Bonds	0.0	*
Diversified Consumer Services	0.0	*
Investment Companies	0.0	*
Internet	0.0	*
Water Utilities	0.0	*
Office/Business Equipment	0.0	*
Hand/Machine Tools	0.0	*
Holding Companies-Diversified	0.0	*
Iron/Steel	0.0	*
Home Equity Loans	0.0	*
Student Loans	0.0	*
Machinery-Construction & Mining	0.0	*
Cosmetics/Personal Care	0.0	*
Water	0.0	*
Forest Products & Paper	0.0	*
Option Purchased	0.0	*

	101.4
Option Written	(0.0	)*
Liabilities in excess of other assets	(1.4)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$6,582
Credit contracts	—	—		Due from/to broker-variation margin swaps	16,207	*
Credit contracts	Premiums paid for OTC swap agreements	166,608		Premiums received for OTC swap agreements	62,457
Credit contracts	Unaffiliated investments	7,239		Options written outstanding, at value	2,194
Credit contracts	Unrealized appreciation on OTC swap agreements	12,519		Unrealized depreciation on OTC swap agreements	97,713
Equity contracts	Due from/to broker-variation margin futures	3,959,048	*	—	—
Foreign exchange contracts	Due from/to broker-variation margin futures	901,083	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	4,637,489		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,060,813
Interest rate contracts	Due from/to broker-variation margin futures	3,921,538	*	Due from/to broker-variation margin futures	926,598	*
Interest rate contracts	Due from/to broker-variation margin swaps	4,670,518	*	Due from/to broker-variation margin swaps	9,011,124	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	55
Interest rate contracts	Unrealized appreciation on OTC swap agreements	631,496		Unrealized depreciation on OTC swap agreements	175,337

		$18,907,538			$13,359,080

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$(363,791)
Credit contracts	—	—	167,456
Equity contracts	137,221,962	—	—
Foreign exchange contracts	439,336	1,301,991	—
Interest rate contracts	(8,990,644)	—	(1,749,407)

Total	$128,670,654	$1,301,991	$(1,945,742)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Commodity contracts	$ —	$—	$—	$—	$(6,582)
Credit contracts	(17)	5,090	—	—	20,209
Equity contracts	—	—	(40,592,822)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$1,689,121	$7,317,336	$—
Interest rate contracts	—	—	(31,370,209)	—	2,432,647

Total	$(17)	$5,090	$(70,273,910)	$7,317,336	$2,446,274

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$2,419
Options Written (2)	3,410,000
Futures Contracts - Long Positions (2)	2,322,112,353
Futures Contracts - Short Positions (2)	189,179,010
Forward Foreign Currency Exchange Contracts - Purchased (3)	329,980,840
Forward Foreign Currency Exchange Contracts - Sold (3)	538,875,880
Cross Currency Exchange Contracts (4)	2,032,678
Interest Rate Swap Agreements (2)	718,595,215
Credit Default Swap Agreements - Buy Protection (2)	20,412,094
Credit Default Swap Agreements - Sell Protection (2)	27,270,527
Total Return Swap Agreements (2)	30,105,190
Inflation Swap Agreements (2)	23,198,928

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$175,593,127	$(175,593,127)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
ANZ(5)	$—	$(10)	$(10)	$—	$(10)
BARC(4)	200,989	(241,106)	(40,117)	40,117	-
BARC(5)	164,288	(195,464)	(31,176)	—	(31,176)
BNP(4)	75,362	(108,422)	(33,060)	33,060	-
BNP(5)	488,400	(272,258)	216,142	—	216,142
BOA(3)	—	(6,582)	(6,582)	6,582	-
BOA(4)	344,553	(70,804)	273,749	(273,749)	-

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BOA(5)	$47,360	$(47,547)	$(187)	$—	$(187)
CA(5)	11,374	—	11,374	—	11,374
CBA(5)	221	(1,971)	(1,750)	—	(1,750)
CIBC(5)	4,167	—	4,167	—	4,167
CITI(4)	347,190	(117,968)	229,222	—	229,222
CITI(5)	210,446	(135,030)	75,416	—	75,416
DB(4)	6,367	(41,870)	(35,503)	—	(35,503)
DB(5)	730,818	(245,703)	485,115	—	485,115
GSI(4)	747,261	(600,318)	146,943	—	146,943
GSI(5)	112,087	(138,744)	(26,657)	—	(26,657)
HSBC(4)	141,818	(36,644)	105,174	(60,000)	45,174
HSBC(5)	8,374	(59,710)	(51,336)	—	(51,336)
JPM(4)	163,410	(226,100)	(62,690)	—	(62,690)
JPM(5)	109,611	(153,355)	(43,744)	—	(43,744)
MSI(4)	265,047	(109,259)	155,788	(155,732)	56
MSI(5)	192,983	(190,069)	2,914	—	2,914
NOM(5)	—	(13,165)	(13,165)	—	(13,165)
NWM(5)	1,714	(195)	1,519	—	1,519
RBC(5)	44,169	(30,320)	13,849	—	13,849
SCB(5)	4,944	(2,364)	2,580	—	2,580
SG(5)	11,963	(11,102)	861	—	861
SSB(4)	529,651	(22,053)	507,598	(507,598)	-
SSB(5)	101,796	(67,844)	33,952	—	33,952
TD(4)	8,002	(8,074)	(72)	—	(72)
TD(5)	82,712	(28,388)	54,324	—	54,324
UAG(4)	46,977	(14,156)	32,821	—	32,821
UAG(5)	245,771	(206,248)	39,523	—	39,523
WBC(5)	5,526	(2,308)	3,218	—	3,218

	$5,455,351	$(3,405,151)	$2,050,200	$(917,320)	$1,132,880

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income
(5)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $175,593,127:
Unaffiliated investments (cost $6,980,960,411)	$7,947,985,451
Affiliated investments (cost $4,392,753,080)	4,854,743,576
Foreign currency, at value (cost $10,148,609)	10,144,794
Receivable for investments sold	92,686,036
Dividends and interest receivable	16,402,271
Tax reclaim receivable	6,928,828
Unrealized appreciation on OTC forward foreign currency exchange contracts	4,637,489
Unrealized appreciation on OTC swap agreements	644,015
Premiums paid for OTC swap agreements	166,608
Deposit with broker for centrally cleared/exchange-traded derivatives	120,000
Receivable from affiliate	45,486
Due from broker-variation margin swaps	8,940
Prepaid expenses and other assets	47,958

Total Assets	12,934,561,452

LIABILITIES
Payable to broker for collateral for securities on loan	179,397,554
Payable for investments purchased	100,204,937
Due to broker-variation margin futures	5,555,054
Payable for Portfolio shares purchased	5,544,867
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,060,813
Management fee payable	2,763,383
Forward commitment contracts, at value (proceeds receivable $2,308,896)	2,309,142
Accrued expenses and other liabilities	1,925,256
Payable to affiliate	1,586,559
Distribution fee payable	459,406
Payable to custodian	454,100
Unrealized depreciation on OTC swap agreements	279,632
Premiums received for OTC swap agreements	62,512
Foreign capital gains tax liability accrued	61,690
Options written outstanding, at value (premiums received $7,284)	2,194
Affiliated transfer agent fee payable	707
Due to broker-variation margin swaps	329

Total Liabilities	303,668,135

NET ASSETS	$12,630,893,317

Net assets were comprised of:
Partners’ Equity	$12,630,893,317

Net asset value and redemption price per share, $12,630,893,317 / 408,069,110 outstanding shares of beneficial interest	$30.95

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $3,815,404 foreign withholding tax, of which $378,590 is reimbursable by an affiliate)	$68,239,068
Affiliated dividend income	50,673,196
Interest income (net of $26,851 foreign withholding tax)	25,331,551
Income from securities lending, net (including affiliated income of $246,206)	290,172

Total income	144,533,987

EXPENSES
Management fee	38,910,118
Distribution fee	15,580,002
Custodian and accounting fees	593,201
Trustees’ fees	103,880
Professional fees	65,531
Audit fee	55,921
Shareholders’ reports	13,539
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	140,354

Total expenses	55,467,041
Less: Fee waiver and/or expense reimbursement	(6,660,274)
Distribution fee waiver	(2,196,729)

Net expenses	46,610,038

NET INVESTMENT INCOME (LOSS)	97,923,949

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $44,239,037) (net of foreign capital gains taxes $(96,506))	429,718,112
Futures transactions	128,670,654
Forward and cross currency contract transactions	1,301,991
Swap agreements transactions	(1,945,742)
Foreign currency transactions	(3,147,199)

554,597,816

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $165,336,117) (net of change in foreign capital gains taxes $(30,933))	513,160,118
Futures	(70,273,910)
Forward and cross currency contracts	7,317,336
Options written	5,090
Swap agreements	2,446,274
Foreign currencies	(484,304)

452,170,604

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,006,768,420

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,104,692,369

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$97,923,949	$187,041,531
Net realized gain (loss) on investment and foreign currency transactions	554,597,816	145,703,113
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	452,170,604	1,564,272,543

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,104,692,369	1,897,017,187

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,129,504 and 51,586,424 shares, respectively]	94,058,613	1,351,507,271
Portfolio shares issued in merger [0 and 37,476,978 shares, respectively]	—	925,681,366
Portfolio shares purchased [32,066,808 and 88,165,562 shares, respectively]	(946,618,303)	(2,259,034,692)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(852,559,690)	18,153,945

TOTAL INCREASE (DECREASE)	252,132,679	1,915,171,132
NET ASSETS:
Beginning of period	12,378,760,638	10,463,589,506

End of period	$12,630,893,317	$12,378,760,638

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$28.33		$23.99	$28.87	$24.68	$21.76	$17.80

Income (Loss) From Investment Operations:
Net investment income (loss)	0.23		0.42	0.25	0.02	(0.01)	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.39		3.92	(5.13)	4.17	2.93	3.93

Total from investment operations	2.62		4.34	(4.88)	4.19	2.92	3.96

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$30.95		$28.33	$23.99	$28.87	$24.68	$21.76

Total Return(d)	9.25%		18.09%	(16.90)%	16.98%	13.42%	22.25	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12,631		$12,379	$10,464	$15,317	$14,643	$14,290
Average net assets (in millions)	$12,532		$11,615	$12,222	$15,150	$12,945	$13,724
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.75	%(g)	0.77%	0.76%	0.47%	0.16%	0.16%
Expenses before waivers and/or expense reimbursement	0.89	%(g)	0.89%	0.89%	0.57%	0.16%	0.16%
Net investment income (loss)	1.57	%(g)	1.61%	0.98%	0.07%	(0.04)%	0.12%
Portfolio turnover rate(h)(i)	43%		83%	65%	84%	61%	26%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.1%
AFFILIATED MUTUAL FUND — 27.2%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio* (cost $601,473,891)(wa)	59,051,729	$621,814,707

COMMON STOCKS — 59.0%
Australia — 0.2%
BHP Group Ltd.	124,140	3,548,165
Rio Tinto PLC	17,892	1,174,042

		4,722,207

Austria — 0.0%
Raiffeisen Bank International AG	1,188	20,524

Belgium — 0.1%
KBC Group NV	43,802	3,086,397

Brazil — 0.2%
Atacadao SA*	18,461	29,920
B3 SA - Brasil Bolsa Balcao	204,881	374,936
Banco do Brasil SA	27,039	128,808
BB Seguridade Participacoes SA	3,174	18,726
Centrais Eletricas Brasileiras SA	12,783	82,047
Itau Unibanco Holding SA, ADR	124,001	724,166
Localiza Rent a Car SA	11,858	88,902
Lojas Renner SA	19,115	42,845
MercadoLibre, Inc.*	660	1,084,644
NU Holdings Ltd. (Class A Stock)*	49,137	633,376
Porto Seguro SA	3,974	22,017
Raia Drogasil SA	83,548	384,702
Suzano SA	11,348	115,833
TIM SA, ADR	7,346	105,195
TOTVS SA	8,802	47,946
Vale SA, ADR	25,725	287,348
WEG SA	99,424	749,491

		4,920,902

Canada — 0.5%
Alimentation Couche-Tard, Inc.	60,979	3,421,920
Canadian National Railway Co.	35,289	4,170,037
Intact Financial Corp.	20,102	3,350,358
RB Global, Inc.(a)	7,583	579,038

		11,521,353

Chile — 0.0%
Banco Santander Chile, ADR(a)	5,934	111,737

China — 1.6%
Agricultural Bank of China Ltd. (Class H Stock)	58,000	24,756
Airtac International Group	670	20,336
Alibaba Group Holding Ltd.	170,252	1,534,454
Amoy Diagnostics Co. Ltd. (Class A Stock)	4,100	9,900
Anker Innovations Technology Co. Ltd. (Class A Stock)	3,120	30,376
ANTA Sports Products Ltd.	6,000	57,384
Baidu, Inc., ADR*(a)	1,845	159,556
Bank of China Ltd. (Class H Stock)	397,000	195,644
BeiGene Ltd.*	1,800	19,651

	Shares	Value
COMMON STOCKS (continued)
China (cont’d.)
BOE Technology Group Co. Ltd. (Class A Stock)	126,000	$70,520
Budweiser Brewing Co. APAC Ltd., 144A	198,800	233,984
BYD Co. Ltd. (Class H Stock)	5,500	163,344
BYD Electronic International Co. Ltd.	13,500	67,187
Chacha Food Co. Ltd. (Class A Stock)	5,300	20,432
China Construction Bank Corp. (Class H Stock)	803,000	593,595
China Life Insurance Co. Ltd. (Class H Stock)	60,000	84,663
China Longyuan Power Group Corp. Ltd. (Class H Stock)	44,000	39,498
China Merchants Bank Co. Ltd. (Class A Stock)	6,900	32,277
China Merchants Bank Co. Ltd. (Class H Stock)	52,000	236,295
China Overseas Land & Investment Ltd.	44,500	77,028
China Pacific Insurance Group Co. Ltd. (Class H Stock)	36,600	89,066
China Petroleum & Chemical Corp. (Class H Stock)	158,000	102,182
China Resources Gas Group Ltd.	47,900	167,697
China Resources Land Ltd.	27,000	91,971
China Resources Mixc Lifestyle Services Ltd., 144A	16,400	54,274
China Shenhua Energy Co. Ltd. (Class H Stock)	7,500	34,570
Chongqing Brewery Co. Ltd. (Class A Stock)	3,500	29,044
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	2,700	66,568
COSCO SHIPPING Holdings Co. Ltd. (Class A Stock)	15,700	33,324
CSPC Pharmaceutical Group Ltd.	114,000	90,788
DaShenLin Pharmaceutical Group Co. Ltd. (Class A Stock)	7,900	15,454
ENN Energy Holdings Ltd.	14,900	122,736
Flat Glass Group Co. Ltd. (Class H Stock)	16,000	23,477
Foxconn Industrial Internet Co. Ltd. (Class A Stock)	27,900	103,244
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	26,000	150,614
Ganfeng Lithium Group Co. Ltd. (Class H Stock), 144A	4,560	8,859
GF Securities Co. Ltd. (Class H Stock)	21,800	18,035
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	12,500	67,124
GRG Banking Equipment Co. Ltd. (Class A Stock)	13,100	18,727
Guangzhou Kingmed Diagnostics Group Co. Ltd. (Class A Stock)	700	2,604
H World Group Ltd.	35,100	116,762
H World Group Ltd., ADR	7,670	255,564
Haier Smart Home Co. Ltd. (Class H Stock)	46,600	155,311

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
China (cont’d.)
Hongfa Technology Co. Ltd. (Class A Stock)	24,900	$94,248
Huadian Power International Corp. Ltd. (Class H Stock)	128,000	77,348
Huaibei Mining Holdings Co. Ltd. (Class A Stock)	23,600	54,151
Huayu Automotive Systems Co. Ltd. (Class A Stock)	21,700	48,645
Imeik Technology Development Co. Ltd. (Class A Stock)	280	6,595
Industrial & Commercial Bank of China Ltd. (Class H Stock)	427,000	253,800
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	98,201	347,121
iQIYI, Inc., ADR*	16,166	59,329
Jason Furniture Hangzhou Co. Ltd. (Class A Stock)	8,800	38,859
JD.com, Inc. (Class A Stock)	61,279	795,847
Jiangsu Expressway Co. Ltd. (Class H Stock)	28,000	29,869
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	8,300	52,926
Kanzhun Ltd., ADR(a)	3,282	61,734
KE Holdings, Inc., ADR(a)	7,345	103,932
Kingdee International Software Group Co. Ltd.*	23,000	21,507
Kuaishou Technology, 144A*	6,600	38,741
Kweichow Moutai Co. Ltd. (Class A Stock)	3,832	768,446
Lenovo Group Ltd.	66,000	92,624
Li Auto, Inc. (Class A Stock)*	5,400	48,360
Luzhou Laojiao Co. Ltd. (Class A Stock)	1,000	19,614
Meituan (Class B Stock), 144A*	32,660	464,239
Midea Group Co. Ltd. (Class A Stock)	72,300	637,978
Montage Technology Co. Ltd. (Class A Stock)	12,742	99,201
NetEase, Inc.	52,310	998,908
New Oriental Education & Technology Group, Inc.*	3,000	23,058
NXP Semiconductors NV	14,868	4,000,830
Oppein Home Group, Inc. (Class A Stock)	1,700	12,435
PDD Holdings, Inc., ADR*	4,354	578,864
PetroChina Co. Ltd. (Class H Stock)	300,000	302,927
PICC Property & Casualty Co. Ltd. (Class H Stock)	90,000	111,578
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	174,000	788,320
Prosus NV*	20,536	730,229
Shanghai Baosight Software Co. Ltd. (Class A Stock)	8,721	38,062
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	2,800	111,496
Shenzhen Transsion Holdings Co. Ltd. (Class A Stock)	2,212	23,146
Shenzhou International Group Holdings Ltd.	6,600	64,471
Silergy Corp.	6,000	85,106

	Shares	Value
COMMON STOCKS (continued)
China (cont’d.)
Sinopharm Group Co. Ltd. (Class H Stock)	25,600	$68,083
Skshu Paint Co. Ltd. (Class A Stock)	4,560	22,559
Sunny Optical Technology Group Co. Ltd.	8,900	54,729
Sunresin New Materials Co. Ltd. (Class A Stock)	7,200	41,087
Suzhou Maxwell Technologies Co. Ltd. (Class A Stock)	1,500	24,531
Tencent Holdings Ltd.	292,100	13,857,320
Tencent Music Entertainment Group, ADR	4,733	66,499
Tianqi Lithium Corp. (Class H Stock)	4,600	13,155
Tingyi Cayman Islands Holding Corp.	28,000	33,730
Tongwei Co. Ltd. (Class A Stock)	7,900	20,649
Trip.com Group Ltd., ADR*(a)	2,184	102,648
Vipshop Holdings Ltd., ADR	5,938	77,313
Wanhua Chemical Group Co. Ltd. (Class A Stock)	3,100	34,270
Weichai Power Co. Ltd. (Class H Stock)	48,000	91,385
Wuliangye Yibin Co. Ltd. (Class A Stock)	12,900	225,704
Wuxi Biologics Cayman, Inc., 144A*	80,000	117,735
Xiaomi Corp. (Class B Stock), 144A*	41,800	87,872
Xinyi Solar Holdings Ltd.	54,000	27,119
XPeng, Inc., ADR*(a)	2,787	20,429
XPeng, Inc. (Class A Stock)*	2,248	8,291
Yifeng Pharmacy Chain Co. Ltd. (Class A Stock)	4,920	16,513
Yum China Holdings, Inc. (OOTC)	80,044	2,468,557
Yum China Holdings, Inc. (XHKG)	4,600	142,157
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	8,900	73,494
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (Class A Stock)	5,500	21,626
Zhejiang Weixing New Building Materials Co. Ltd. (Class A Stock)	19,570	41,294
Zhuzhou CRRC Times Electric Co. Ltd. (Class H Stock)	26,300	103,634
Zijin Mining Group Co. Ltd. (Class H Stock)	60,000	126,420
ZTO Express Cayman, Inc.	2,650	55,112

		35,617,334

Colombia — 0.0%
Bancolombia SA, ADR	1,601	52,273
Ecopetrol SA, ADR(a)	5,155	57,684

		109,957

Czech Republic — 0.0%

Komercni Banka A/S	1,797	60,033

Denmark — 0.8%
Novo Nordisk A/S (Class B Stock)	114,728	16,415,841
ROCKWOOL A/S (Class B Stock)	1,308	530,236
Royal Unibrew A/S*	14,226	1,128,273

		18,074,350

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland — 0.0%
Kemira OYJ	22,697	$552,679

France — 2.9%
Air Liquide SA	29,976	5,173,480
Airbus SE	15,523	2,130,481
Cie Generale des Etablissements Michelin SCA	113,924	4,403,289
Dassault Systemes SE	75,628	2,843,686
Engie SA	38,243	547,653
Eramet SA	3,074	311,254
Gaztransport Et Technigaz SA	5,821	761,537
Legrand SA	46,844	4,649,510
LVMH Moet Hennessy Louis Vuitton SE	22,148	17,005,037
Publicis Groupe SA	9,523	1,011,524
Safran SA	51,721	10,900,636
Sodexo SA	12,422	1,118,986
SPIE SA	23,085	836,379
Thales SA	3,939	630,115
TotalEnergies SE	26,954	1,804,672
Vinci SA	108,246	11,409,603

		65,537,842

Germany — 0.8%
Allianz SE	4,616	1,282,006
Bilfinger SE	8,057	423,705
CTS Eventim AG & Co. KGaA	10,825	901,175
DWS Group GmbH & Co. KGaA, 144A	13,050	462,318
E.ON SE	59,209	778,165
Heidelberg Materials AG	7,216	745,948
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	23,820	11,908,936
SAP SE	10,093	2,027,437

		18,529,690

Greece — 0.0%
Alpha Services & Holdings SA*	12,451	20,267
Hellenic Telecommunications Organization SA	5,818	83,627
Metlen Energy & Metals SA	1,061	39,609
National Bank of Greece SA*	5,916	49,152
OPAP SA	3,578	56,100
Piraeus Financial Holdings SA*	5,467	19,895
Public Power Corp. SA*	1,915	23,033

		291,683

Hong Kong — 0.3%
AIA Group Ltd.	458,800	3,104,126
Hong Kong Exchanges & Clearing Ltd.	98,000	3,136,309
Jardine Matheson Holdings Ltd.	4,400	155,318
Techtronic Industries Co. Ltd.	50,500	575,694

		6,971,447

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	5,609	43,786
OTP Bank Nyrt	3,565	176,833

	Shares	Value
COMMON STOCKS (continued)
Hungary (cont’d.)
Richter Gedeon Nyrt	1,221	$31,724

		252,343

India — 0.8%
Aarti Industries Ltd.	6,156	50,584
ABB India Ltd.	236	24,019
Apollo Hospitals Enterprise Ltd.	1,244	92,111
Ashok Leyland Ltd.	10,126	29,334
Asian Paints Ltd.	586	20,460
Aurobindo Pharma Ltd.	3,061	44,280
Axis Bank Ltd.	17,212	260,845
Bajaj Auto Ltd.	414	47,164
Bajaj Finance Ltd.	1,675	142,749
Bank of Baroda	5,557	18,316
Bharat Electronics Ltd.	47,325	173,193
Bharat Petroleum Corp. Ltd.	8,980	32,671
Bharti Airtel Ltd.	10,148	175,575
Biocon Ltd.	14,023	58,981
Britannia Industries Ltd.*	2,406	157,797
Canara Bank	34,178	48,857
Cholamandalam Investment & Finance Co. Ltd.	3,513	59,863
Cipla Ltd.	2,893	51,278
Coal India Ltd.	8,923	50,554
Coforge Ltd.	311	20,299
Colgate-Palmolive India Ltd.	720	24,519
Computer Age Management Services Ltd.	617	26,690
Cummins India Ltd.	1,775	84,285
Dabur India Ltd.	3,861	27,791
Delhivery Ltd.*	3,267	15,668
DLF Ltd.	2,415	23,841
Dr. Reddy’s Laboratories Ltd.	2,326	178,414
Eicher Motors Ltd.	2,177	121,908
GAIL India Ltd.	17,496	45,963
Godrej Properties Ltd.*	536	20,571
Havells India Ltd.	1,052	22,977
HCL Technologies Ltd.	5,706	99,620
HDFC Bank Ltd.	156,586	3,162,130
HDFC Bank Ltd., ADR(a)	66,818	4,298,402
HDFC Life Insurance Co. Ltd., 144A	10,982	78,288
Hero MotoCorp Ltd.	537	35,862
Hindalco Industries Ltd.	11,659	96,646
Hindustan Aeronautics Ltd.	491	30,968
Hindustan Petroleum Corp. Ltd.	7,767	30,882
Hindustan Unilever Ltd.	6,909	204,687
ICICI Bank Ltd.	40,007	575,837
Indian Oil Corp. Ltd.	15,538	30,785
Infosys Ltd., ADR(a)	113,602	2,115,269
InterGlobe Aviation Ltd., 144A*	2,015	102,113
ITC Ltd.	33,010	168,007
Jindal Steel & Power Ltd.	2,474	30,935
Kotak Mahindra Bank Ltd.	12,763	275,165
Larsen & Toubro Ltd.	4,540	192,848
Lupin Ltd.	1,235	23,975
Mahindra & Mahindra Ltd.	10,314	354,055
Maruti Suzuki India Ltd.	1,814	261,547
Max Healthcare Institute Ltd.	8,647	97,386
Metropolis Healthcare Ltd., 144A	1,099	26,027

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
India (cont’d.)
NMDC Ltd.	44,714	$131,606
NTPC Ltd.	33,888	153,675
Oil & Natural Gas Corp. Ltd.	18,650	61,202
Petronet LNG Ltd.	18,162	71,803
Power Finance Corp. Ltd.	4,985	28,944
Power Grid Corp. of India Ltd.	25,405	100,612
Praj Industries Ltd.	7,707	67,305
REC Ltd.	7,326	46,080
Reliance Industries Ltd.	22,058	826,880
Samvardhana Motherson International Ltd.	27,404	62,392
Shree Cement Ltd.	222	74,113
Shriram Finance Ltd.	5,618	195,681
State Bank of India	11,482	116,649
Sun Pharmaceutical Industries Ltd.	1,182	21,524
Supreme Industries Ltd.	487	34,708
Syngene International Ltd., 144A	3,019	25,676
Tata Consultancy Services Ltd.	7,924	370,156
Tata Consumer Products Ltd.	3,682	48,371
Tata Motors Ltd.	15,203	180,140
Tata Power Co. Ltd. (The)	14,393	75,948
Tata Steel Ltd.	56,890	118,428
Trent Ltd.	1,012	66,407
Triveni Turbine Ltd.	4,022	29,899
Tube Investments of India Ltd.	544	27,757
UltraTech Cement Ltd.	1,322	184,705
Vedanta Ltd.	5,647	30,717
WNS Holdings Ltd.*	743	39,007
Zomato Ltd.*	11,866	28,476

		17,661,852

Indonesia — 0.3%
Bank Central Asia Tbk PT	6,563,800	3,971,696
Bank Mandiri Persero Tbk PT	291,800	109,167
Bank Rakyat Indonesia Persero Tbk PT	3,276,407	918,693
Telkom Indonesia Persero Tbk PT	772,400	146,746
Unilever Indonesia Tbk PT	891,600	164,103
United Tractors Tbk PT	59,300	79,510

		5,389,915

Ireland — 0.1%
AIB Group PLC	146,494	773,648
Bank of Ireland Group PLC	78,741	822,565
Glanbia PLC	34,235	665,254

		2,261,467

Italy — 0.4%
Buzzi SpA	16,455	662,609
Coca-Cola HBC AG*	43,183	1,469,699
Iveco Group NV	40,146	449,550
Prysmian SpA	19,256	1,188,807
Saipem SpA*	206,673	529,970
UniCredit SpA	121,684	4,503,041

		8,803,676

Japan — 2.0%
Allegro MicroSystems, Inc.*	30,693	866,770

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Daikin Industries Ltd.	16,400	$2,283,138
Hitachi Ltd.	161,000	3,625,129
Hoya Corp.	20,100	2,350,481
Keyence Corp.	7,100	3,107,515
Mitsubishi UFJ Financial Group, Inc.	297,600	3,211,707
Mitsui Fudosan Co. Ltd.	293,700	2,703,191
Shin-Etsu Chemical Co. Ltd.	385,700	14,996,649
Sony Group Corp.	51,000	4,346,280
Terumo Corp.	136,700	2,267,197
Tokio Marine Holdings, Inc.	153,800	5,779,659

		45,537,716

Kuwait — 0.0%
National Bank of Kuwait SAKP	35,689	100,346

Macau — 0.0%
Sands China Ltd.*	104,000	216,248

Malaysia — 0.0%
CIMB Group Holdings Bhd	97,900	141,050
Malayan Banking Bhd	27,600	58,272
Petronas Chemicals Group Bhd	50,000	66,821
Public Bank Bhd	93,000	79,198

		345,341

Mexico — 0.4%
Alfa SAB de CV (Class A Stock)	29,567	17,228
America Movil SAB de CV (Class B Stock)	131,914	112,410
Arca Continental SAB de CV	2,311	22,725
Cemex SAB de CV, UTS	68,920	44,076
Coca-Cola Femsa SAB de CV, UTS	4,644	39,944
Fomento Economico Mexicano SAB de CV, ADR	5,004	538,680
Fomento Economico Mexicano SAB de CV, UTS	11,423	122,622
Grupo Aeroportuario del Sureste SABde CV (Class B Stock)	4,260	128,429
Grupo Financiero Banorte SAB de CV (Class O Stock)	101,455	789,569
Grupo Mexico SAB de CV (Class B Stock)	31,687	170,966
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	31,112	53,653
Regional SAB de CV	8,263	61,858
Southern Copper Corp.(a)	133	14,329
Wal-Mart de Mexico SAB de CV	1,807,028	6,172,243

		8,288,732

Netherlands — 0.8%
Adyen NV, 144A*	544	646,096
ASML Holding NV (XAMS)	7,292	7,431,761
ASML Holding NV (NYSE)	333	340,569
ASR Nederland NV	13,369	636,480
Euronext NV, 144A	6,020	557,875
Heineken NV	84,052	8,131,697
Koninklijke KPN NV	164,151	629,147
Pluxee NV*	11,683	328,965

		18,702,590

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Norway — 0.0%
Aker Solutions ASA	189,048	$783,400

Panama — 0.0%
Copa Holdings SA (Class A Stock)	465	44,259

Peru — 0.0%
Credicorp Ltd.(a)	3,739	603,213

Philippines — 0.0%
Ayala Land, Inc.	90,200	43,786
Bank of the Philippine Islands	11,310	22,970
BDO Unibank, Inc.	18,870	41,213
SM Investments Corp.	1,410	19,947

		127,916

Poland — 0.0%
Bank Polska Kasa Opieki SA	521	21,678
Dino Polska SA, 144A*	1,202	121,126
Powszechna Kasa Oszczednosci Bank Polski SA	4,902	76,473
Powszechny Zaklad Ubezpieczen SA	7,234	92,358

		311,635

Qatar — 0.0%
Industries Qatar QSC	25,075	88,132
Ooredoo QPSC	7,688	21,573
Qatar National Bank QPSC	49,874	200,842

		310,547

Russia — 0.0%
Gazprom PJSC*^	165,440	—
GMK Norilskiy Nickel PAO^	143,900	—
Magnitogorsk Iron & Steel Works PJSC^	112,615	—
MMC Norilsk Nickel PJSC, ADR*^	8	—
Novatek PJSC^	5,822	1
Rosneft Oil Co. PJSC^	30,688	—
Sberbank of Russia PJSC*^	43,116	—
Sberbank of Russia PJSC, ADR*^(a)	18,600	2
Severstal PAO, GDR*^	11,949	1

		4

Saudi Arabia — 0.1%
Ades Holding Co.*	7,055	37,813
Al Rajhi Bank	17,666	385,066
Alinma Bank	16,495	137,545
Almarai Co. JSC	4,083	61,532
Dr. Sulaiman Al Habib Medical Services Group Co.	288	22,095
Etihad Etisalat Co.	7,635	108,603
Mouwasat Medical Services Co.	692	22,313
SABIC Agri-Nutrients Co.	1,454	43,749
Saudi Arabian Mining Co.*	1,918	22,028
Saudi Arabian Oil Co., 144A	24,994	184,186
Saudi Basic Industries Corp.	8,814	172,570
Saudi National Bank (The)	30,786	303,681
Saudi Telecom Co.	19,413	194,034
Saudia Dairy & Foodstuff Co.	250	23,384

		1,718,599

	Shares	Value
COMMON STOCKS (continued)
Singapore — 0.3%
DBS Group Holdings Ltd.	279,800	$7,369,597

South Africa — 0.1%
Absa Group Ltd.	9,853	85,798
Aspen Pharmacare Holdings Ltd.	1,975	25,338
Bid Corp. Ltd.	25,027	582,472
Bidvest Group Ltd. (The)	23,330	366,193
Capitec Bank Holdings Ltd.	5,576	809,609
Clicks Group Ltd.	7,901	150,389
Discovery Ltd.	4,957	36,842
FirstRand Ltd.	48,641	206,297
Gold Fields Ltd.	5,076	75,848
Impala Platinum Holdings Ltd.	8,099	40,223
Naspers Ltd. (Class N Stock)	1,119	219,763
Sanlam Ltd.	21,484	95,546
Shoprite Holdings Ltd.	6,338	99,380
Standard Bank Group Ltd.	14,245	165,867

		2,959,565

South Korea — 1.4%
BGF retail Co. Ltd.	400	29,920
Coway Co. Ltd.	1,638	75,926
Delivery Hero SE, 144A*	13,880	329,714
Doosan Bobcat, Inc.	600	22,213
Doosan Enerbility Co. Ltd.*	1,861	27,055
Hana Financial Group, Inc.	3,704	162,902
Hankook Tire & Technology Co. Ltd.	1,454	47,515
Hanwha Aerospace Co. Ltd.	303	54,645
HL Mando Co. Ltd.	1,130	35,839
Hugel, Inc.*	307	51,394
Hyundai Glovis Co. Ltd.	1,008	159,883
Hyundai Marine & Fire Insurance Co. Ltd.	1,725	43,108
Hyundai Mobis Co. Ltd.	849	154,240
Hyundai Motor Co.	1,623	346,118
Kakao Corp.	561	16,436
KakaoBank Corp.	2,772	40,655
KB Financial Group, Inc.	3,077	175,020
Kia Corp.	39,056	3,654,524
KIWOOM Securities Co. Ltd.	606	55,147
Korea Investment Holdings Co. Ltd.	441	22,296
Korean Air Lines Co. Ltd.	3,708	62,455
Krafton, Inc.*	128	26,038
Kumho Petrochemical Co. Ltd.	260	27,574
LG Chem Ltd.	1,677	417,900
LG Energy Solution Ltd.*	59	13,906
Lotte Chemical Corp.	235	19,494
NAVER Corp.	3,857	464,127
NCSoft Corp.	91	11,824
Orion Corp.	463	30,907
POSCO Holdings, Inc.	327	85,590
Samsung Biologics Co. Ltd., 144A*	219	115,254
Samsung C&T Corp.	559	57,367
Samsung E&A Co. Ltd.*	3,280	57,167
Samsung Electro-Mechanics Co. Ltd.	530	60,431
Samsung Electronics Co. Ltd.	97,529	5,739,954
Samsung Electronics Co. Ltd., GDR	6,016	8,818,602
Samsung Fire & Marine Insurance Co. Ltd.	333	93,669

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
South Korea (cont’d.)
Samsung Heavy Industries Co. Ltd.*	6,960	$47,206
Samsung Securities Co. Ltd.	741	21,330
Shinhan Financial Group Co. Ltd.	4,520	157,576
SK Hynix, Inc.	49,480	8,397,182
SK IE Technology Co. Ltd., 144A*	676	21,532
SK Innovation Co. Ltd.*	193	16,171
SK Telecom Co. Ltd.	2,622	97,898
SK, Inc.	350	40,058
SM Entertainment Co. Ltd.	924	53,721
S-Oil Corp.	2,020	97,375

		30,556,858

Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	134,710	1,352,285
Banco Santander SA	274,103	1,275,339
Indra Sistemas SA	31,894	654,938
Industria de Diseno Textil SA	94,037	4,666,434
Melia Hotels International SA*	60,838	499,529
Unicaja Banco SA, 144A	473,777	651,376

		9,099,901

Sweden — 0.4%
AAK AB	33,343	976,309
Atlas Copco AB (Class A Stock)	197,928	3,716,347
Sweco AB (Class B Stock)	24,589	337,164
Volvo AB (Class B Stock)	150,031	3,854,962

		8,884,782

Switzerland — 0.2%
Accelleron Industries AG	12,983	508,531
Novartis AG	14,552	1,549,376
UBS Group AG	112,450	3,302,675

		5,360,582

Taiwan — 1.8%
Accton Technology Corp.	6,000	102,117
Advantech Co. Ltd.	3,733	42,499
ASE Technology Holding Co. Ltd.	120,000	621,637
Asustek Computer, Inc.	4,300	65,815
AUO Corp.*	167,000	91,325
Cathay Financial Holding Co. Ltd.	31,000	56,298
Chailease Holding Co. Ltd.	25,386	119,822
Chunghwa Telecom Co. Ltd.	23,000	89,122
CTBC Financial Holding Co. Ltd.	219,000	255,372
Delta Electronics, Inc.	100,248	1,195,709
E.Sun Financial Holding Co. Ltd.	182,740	160,880
eMemory Technology, Inc.	740	58,129
Evergreen Marine Corp. Taiwan Ltd.	6,000	35,682
Fubon Financial Holding Co. Ltd.	70,543	172,280
Gigabyte Technology Co. Ltd.	1,506	14,097
Hon Hai Precision Industry Co. Ltd.	62,000	408,203
Largan Precision Co. Ltd.	2,190	184,813
MediaTek, Inc.	9,190	395,799
Mega Financial Holding Co. Ltd.	75,641	94,157
Nan Ya Plastics Corp.	37,000	56,143
Nien Made Enterprise Co. Ltd.	6,000	72,063
Novatek Microelectronics Corp.	1,000	18,650
Pegatron Corp.	15,849	50,942

	Shares	Value
COMMON STOCKS (continued)
Taiwan (cont’d.)
President Chain Store Corp.	66,000	$556,266
Quanta Computer, Inc.	32,344	309,197
Realtek Semiconductor Corp.	33,800	567,206
Taiwan Mobile Co. Ltd.	35,000	115,420
Taiwan Semiconductor Manufacturing Co. Ltd.	691,108	20,475,889
Taiwan Semiconductor Manufacturing Co. Ltd., ADR.	79,941	13,894,545
TCC Group Holdings	23,655	24,931
Tong Yang Industry Co. Ltd.	5,774	19,199
Uni-President Enterprises Corp.	71,000	177,930
United Microelectronics Corp.	74,000	127,986
Vanguard International Semiconductor Corp.	22,000	87,612
Wistron Corp.	13,731	44,565
Wiwynn Corp.	1,156	93,622
Yageo Corp.	2,000	44,924
Yuanta Financial Holding Co. Ltd.	167,169	164,861

		41,065,707

Thailand — 0.1%
Bangkok Dusit Medical Services PCL, NVDR	122,200	88,944
Bumrungrad Hospital PCL	3,600	24,193
CP ALL PCL	24,400	36,492
Fabrinet*	3,625	887,364
Indorama Ventures PCL, NVDR	47,600	25,213
Kasikornbank PCL, NVDR	5,600	19,095
PTT Exploration & Production PCL, NVDR	32,200	133,106
PTT Global Chemical PCL, NVDR	53,200	44,056
PTT PCL, NVDR	82,600	73,023
SCB X PCL, NVDR	22,400	62,787
Siam Cement PCL (The)	8,400	51,399
Siam Cement PCL (The), NVDR	5,500	33,654
Thai Oil PCL	68,638	98,881

		1,578,207

Turkey — 0.0%
BIM Birlesik Magazalar A/S	7,993	133,502
Ford Otomotiv Sanayi A/S	1,286	44,412
KOC Holding A/S	17,622	122,629
Turk Hava Yollari AO*	12,112	114,504
Turkiye Petrol Rafinerileri A/S	8,744	44,353
Yapi ve Kredi Bankasi A/S	100,514	104,028

		563,428

United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	9,712	21,158
Aldar Properties PJSC	30,703	52,332
Dubai Islamic Bank PJSC	52,158	81,520
Emaar Properties PJSC	82,479	184,296
Emirates NBD Bank PJSC	25,206	113,244
Emirates Telecommunications Group Co. PJSC	20,508	89,801
First Abu Dhabi Bank PJSC	15,971	54,141

		596,492

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom — 1.9%
3i Group PLC	141,507	$5,453,809
Anglogold Ashanti PLC	2,761	69,597
AstraZeneca PLC	38,871	6,049,613
Auto Trader Group PLC, 144A	67,746	681,875
Barratt Developments PLC	148,370	881,188
British Land Co. PLC (The), REIT	129,539	673,321
Cranswick PLC	8,443	475,358
Diageo PLC	138,892	4,360,377
InterContinental Hotels Group PLC	27,328	2,871,528
Intermediate Capital Group PLC	26,016	713,471
Lloyds Banking Group PLC	7,275,406	5,017,962
Marks & Spencer Group PLC	255,804	924,920
RELX PLC (XLON)	70,759	3,242,099
RELX PLC (BATE)	113,694	5,202,967
Rolls-Royce Holdings PLC*	102,732	590,015
SSE PLC	134,892	3,046,346
Taylor Wimpey PLC	495,984	888,170
TechnipFMC PLC	63,887	1,670,645

		42,813,261

United States — 40.1%
AAON, Inc.	1,572	137,141
AbbVie, Inc.	65,735	11,274,867
Acushnet Holdings Corp.(a)	13,564	861,043
Advanced Micro Devices, Inc.*	45,995	7,460,849
Air Lease Corp.(a)	10,557	501,774
Albertson’s Cos., Inc. (Class A Stock)	36,489	720,658
Alnylam Pharmaceuticals, Inc.*(a)	3,169	770,067
Alphabet, Inc. (Class A Stock)	24,715	4,501,837
Alphabet, Inc. (Class C Stock)	44,447	8,152,469
Amazon.com, Inc.*	229,904	44,428,948
American Express Co.	18,367	4,252,879
American Homes 4 Rent (Class A Stock), REIT	28,184	1,047,317
Ameriprise Financial, Inc.	4,196	1,792,489
AMETEK, Inc.	7,909	1,318,509
Analog Devices, Inc.	22,633	5,166,209
Apple Hospitality REIT, Inc., REIT	38,546	560,459
Apple, Inc.	230,435	48,534,220
Applied Industrial Technologies, Inc.	5,870	1,138,780
AptarGroup, Inc.	7,119	1,002,426
Arch Capital Group Ltd.*	5,926	597,874
Arista Networks, Inc.*	3,381	1,184,973
AutoZone, Inc.*	2,436	7,220,548
Axalta Coating Systems Ltd.*	58,493	1,998,706
AZEK Co., Inc. (The)*	21,652	912,199
Azenta, Inc.*(a)	10,272	540,513
Badger Meter, Inc.	5,111	952,435
Baker Hughes Co.	81,437	2,864,139
Balchem Corp.	4,404	677,996
Bank of America Corp.	253,413	10,078,235
BankUnited, Inc.	32,032	937,577
Bath & Body Works, Inc.	23,405	913,965
Berkshire Hathaway, Inc. (Class B Stock)*	11,200	4,556,160
Best Buy Co., Inc.(a)	7,953	670,358
Biogen, Inc.*	3,014	698,705
BJ’s Wholesale Club Holdings, Inc.*	12,507	1,098,615
Blackstone, Inc.	12,364	1,530,663

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Block, Inc.*	9,709	$626,133
Booking Holdings, Inc.	667	2,642,320
Booz Allen Hamilton Holding Corp.	7,652	1,177,643
BP PLC	1,701,354	10,243,473
Bright Horizons Family Solutions, Inc.*(a)	10,152	1,117,532
Bristol-Myers Squibb Co.	34,478	1,431,871
Brixmor Property Group, Inc., REIT	43,413	1,002,406
Broadcom, Inc.	3,118	5,006,043
Brunswick Corp.	11,916	867,127
Cactus, Inc. (Class A Stock)(a)	12,973	684,196
Capital One Financial Corp.	24,979	3,458,343
Carlisle Cos., Inc.	3,370	1,365,558
Carrier Global Corp.	21,924	1,382,966
Carter’s, Inc.(a)	15,745	975,718
Casella Waste Systems, Inc. (Class A Stock)*(a)	13,560	1,345,423
Casey’s General Stores, Inc.	2,828	1,079,052
CBRE Group, Inc. (Class A Stock)*	7,441	663,068
CDW Corp.	2,389	534,754
Cencora, Inc.	8,061	1,816,143
Certara, Inc.*	41,548	575,440
Charles Schwab Corp. (The)	43,575	3,211,042
Chemed Corp.	1,883	1,021,678
Chevron Corp.	42,759	6,688,363
Chubb Ltd.	4,038	1,030,013
Cigna Group (The)	2,838	938,158
Cisco Systems, Inc.	11,963	568,362
Citizens Financial Group, Inc.	28,857	1,039,718
Claire’s Private Placement*^	313	54,775
Clearwater Analytics Holdings, Inc. (Class A Stock)*	45,080	834,882
CME Group, Inc.	17,818	3,503,019
CNA Financial Corp.	15,315	705,562
Coca-Cola Co. (The)	118,217	7,524,512
Cognex Corp.	13,253	619,710
Columbia Sportswear Co.(a)	6,292	497,571
Commerce Bancshares, Inc.(a)	13,724	765,525
Confluent, Inc. (Class A Stock)*(a)	26,145	772,062
ConocoPhillips	23,205	2,654,188
Constellation Brands, Inc. (Class A Stock)(a)	4,165	1,071,571
Cooper Cos., Inc. (The)	10,942	955,237
Copart, Inc.*	23,398	1,267,236
Core & Main, Inc. (Class A Stock)*(a)	21,843	1,068,996
Corpay, Inc.*	5,554	1,479,641
Coterra Energy, Inc.	23,933	638,293
Crowdstrike Holdings, Inc. (Class A Stock)*	4,058	1,554,985
CSX Corp.	84,592	2,829,602
CubeSmart, REIT	23,639	1,067,774
Cullen/Frost Bankers, Inc.	9,232	938,248
Cushman & Wakefield PLC*	112,088	1,165,715
CVS Health Corp.	17,122	1,011,225
Danaher Corp.	5,480	1,369,178
Deere & Co.	13,128	4,905,015
Dick’s Sporting Goods, Inc.(a)	4,822	1,036,007
Digital Realty Trust, Inc., REIT(a)	28,933	4,399,263
Dominion Energy, Inc.	62,443	3,059,707

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Domino’s Pizza, Inc.	1,443	$745,064
DoorDash, Inc. (Class A Stock)*	10,311	1,121,631
Douglas Dynamics, Inc.	15,164	354,838
Dover Corp.	8,048	1,452,262
Driven Brands Holdings, Inc.*(a)	53,599	682,315
DT Midstream, Inc.(a)	14,932	1,060,620
Eagle Materials, Inc.(a)	3,996	868,970
EastGroup Properties, Inc., REIT	8,503	1,446,360
Eaton Corp. PLC	9,243	2,898,143
Edison International	10,992	789,336
elf Beauty, Inc.*(a)	5,726	1,206,583
Eli Lilly & Co.	6,912	6,257,987
Encompass Health Corp.	16,766	1,438,355
Energizer Holdings, Inc.(a)	15,372	454,089
Entegris, Inc.	10,107	1,368,488
Entergy Corp.	4,086	437,202
Envestnet, Inc.*(a)	8,437	528,072
Envista Holdings Corp.*	43,066	716,188
EOG Resources, Inc.	23,313	2,934,407
EPAM Systems, Inc.*	1,724	324,302
Evercore, Inc. (Class A Stock)	5,873	1,224,109
Expedia Group, Inc.*	11,325	1,426,837
Exxon Mobil Corp.	111,561	12,842,902
Federal Realty Investment Trust, REIT	9,097	918,524
FedEx Corp.	6,129	1,837,719
Ferguson PLC	21,182	4,062,431
Fidelity National Information Services, Inc.	52,277	3,939,595
Fifth Third Bancorp	11,916	434,815
First Advantage Corp.(a)	67,446	1,083,857
First Citizens BancShares, Inc. (Class A Stock)	869	1,463,057
First Financial Bancorp	44,179	981,657
First Hawaiian, Inc.	50,271	1,043,626
First Interstate BancSystem, Inc. (Class A Stock)	36,951	1,026,129
Fiserv, Inc.*	26,122	3,893,223
Five Below, Inc.*	4,010	436,970
Fortune Brands Innovations, Inc.	12,812	832,011
Freshpet, Inc.*	7,185	929,667
Garmin Ltd.(a)	6,689	1,089,772
General Dynamics Corp.	4,704	1,364,819
Genpact Ltd.	969	31,192
Globant SA*	147	26,204
Graphic Packaging Holding Co.(a)	39,745	1,041,716
GSK PLC	82,933	1,595,151
Guidewire Software, Inc.*(a)	6,469	892,010
Hayward Holdings, Inc.*(a)	85,499	1,051,638
HCA Healthcare, Inc.(a)	5,310	1,705,997
HealthEquity, Inc.*(a)	11,816	1,018,539
Henry Schein, Inc.*(a)	17,432	1,117,391
Hillman Solutions Corp.*(a)	106,377	941,436
Hilton Worldwide Holdings, Inc.	9,226	2,013,113
Home Depot, Inc. (The)	1,981	681,939
Honeywell International, Inc.	39,097	8,348,773
Howmet Aerospace, Inc.	13,258	1,029,219
Hubbell, Inc.	2,479	906,025
HubSpot, Inc.*	2,083	1,228,533
IAC, Inc.*	22,282	1,043,912

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
ICU Medical, Inc.*	8,491	$1,008,306
Ingersoll Rand, Inc.	15,480	1,406,203
Interactive Brokers Group, Inc. (Class A Stock)	10,375	1,271,975
International Business Machines Corp.	4,602	795,916
Intuit, Inc.	6,958	4,572,867
Intuitive Surgical, Inc.*	4,799	2,134,835
ITT, Inc.	8,413	1,086,791
Janus International Group, Inc.*(a)	73,444	927,598
Johnson & Johnson	45,095	6,591,085
Kenvue, Inc.	26,849	488,115
Keurig Dr. Pepper, Inc.	42,972	1,435,265
Kimco Realty Corp., REIT	61,566	1,198,074
Kinder Morgan, Inc.	83,591	1,660,953
Kinsale Capital Group, Inc.	1,934	745,132
KKR & Co., Inc.	11,784	1,240,148
Knight-Swift Transportation Holdings, Inc.	16,384	817,889
Kraft Heinz Co. (The)	28,850	929,547
Labcorp Holdings, Inc.	5,581	1,135,789
Lam Research Corp.	2,133	2,271,325
Lamar Advertising Co. (Class A Stock), REIT(a)	9,336	1,115,932
Landstar System, Inc.	5,707	1,052,827
LCI Industries(a)	6,534	675,485
Liberty Broadband Corp. (Class C Stock)*	8,406	460,817
Liberty Media Corp.-Liberty Live (Class C Stock)*	8,122	310,829
Liberty Media Corp.-Liberty SiriusXM*	27,673	613,234
Lincoln Electric Holdings, Inc.	4,615	870,574
Linde PLC	8,643	3,788,182
Loar Holdings, Inc.*	3,223	172,140
Loews Corp.	34,986	2,614,854
Lowe’s Cos., Inc.	21,996	4,849,238
M&T Bank Corp.	20,018	3,029,924
MACOM Technology Solutions Holdings, Inc.*(a)	11,850	1,320,919
MarketAxess Holdings, Inc.	3,456	693,032
Marriott International, Inc. (Class A Stock)	4,278	1,034,292
Martin Marietta Materials, Inc.(a)	2,183	1,182,749
Marvell Technology, Inc.	13,181	921,352
Mastercard, Inc. (Class A Stock)	53,522	23,611,766
McDonald’s Corp.	12,156	3,097,835
McKesson Corp.	1,580	922,783
Medtronic PLC	24,220	1,906,356
Merck & Co., Inc.	8,837	1,094,021
Meta Platforms, Inc. (Class A Stock)	61,193	30,854,734
Mettler-Toledo International, Inc.*(a)	292	408,096
MGIC Investment Corp.(a)	48,034	1,035,133
Micron Technology, Inc.	51,179	6,731,574
Microsoft Corp.	148,827	66,518,228
Mid-America Apartment Communities, Inc., REIT(a)	11,989	1,709,751
Middleby Corp. (The)*	2,758	338,158
Moelis & Co. (Class A Stock)(a)	10,735	610,392
Mohawk Industries, Inc.*	9,728	1,105,004
Monarch Casino & Resort, Inc.	9,862	671,898

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Mondelez International, Inc. (Class A Stock)	68,471	$4,480,742
MongoDB, Inc.*	2,146	536,414
Moody’s Corp.	3,661	1,541,025
Morgan Stanley	45,737	4,445,179
Morningstar, Inc.	2,212	654,420
MSA Safety, Inc.	7,649	1,435,641
Murphy USA, Inc.	1,795	842,681
MYT Holding LLC (Class B Stock)*^	92,685	41,708
Natera, Inc.*	14,683	1,590,022
nCino, Inc.*(a)	22,891	719,922
Neogen Corp.*(a)	35,708	558,116
Nestle SA	171,863	17,542,794
Netflix, Inc.*	3,211	2,167,040
Newell Brands, Inc.(a)	55,586	356,306
Nexstar Media Group, Inc.	4,062	674,333
NextEra Energy, Inc.	128,532	9,101,351
nLight, Inc.*	31,759	347,126
NNN REIT, Inc., REIT(a)	24,969	1,063,679
Northern Trust Corp.	13,202	1,108,704
Northrop Grumman Corp.	6,667	2,906,479
Northwestern Energy Group, Inc.	7,046	352,864
Novanta, Inc.*(a)	8,039	1,311,241
NVIDIA Corp.	424,943	52,497,458
Oracle Corp.	25,366	3,581,679
O’Reilly Automotive, Inc.*(a)	3,906	4,124,970
Otis Worldwide Corp.	64,670	6,225,134
Packaging Corp. of America	8,066	1,472,529
Palo Alto Networks, Inc.*	5,766	1,954,732
Parade Technologies Ltd.	1,689	43,417
Paycor HCM, Inc.*(a)	17,199	218,427
Paylocity Holding Corp.*(a)	2,985	393,572
Performance Food Group Co.*	20,950	1,385,004
Perimeter Solutions SA*	90,825	711,160
PG&E Corp.	183,490	3,203,735
Philip Morris International, Inc.	12,287	1,245,042
Phillips 66	11,451	1,616,538
Planet Fitness, Inc. (Class A Stock)*(a)	14,673	1,079,786
PNC Financial Services Group, Inc. (The)	9,835	1,529,146
Pool Corp.(a)	1,273	391,231
Portland General Electric Co.	26,107	1,128,867
Post Holdings, Inc.*	11,447	1,192,320
Power Integrations, Inc.(a)	17,524	1,230,010
Primo Water Corp.	41,806	913,879
Procter & Gamble Co. (The)	10,158	1,675,257
Progressive Corp. (The)	11,118	2,309,320
Progyny, Inc.*(a)	20,008	572,429
Prologis, Inc., REIT(a)	62,199	6,985,570
Public Service Enterprise Group, Inc	57,731	4,254,775
Public Storage, REIT	6,724	1,934,159
Quaker Chemical Corp.(a)	5,829	989,181
Qualys, Inc.*(a)	5,026	716,708
Quanta Services, Inc.	6,510	1,654,126
QuidelOrtho Corp.*	11,751	390,368
Ralph Lauren Corp.	1,964	343,818
Rayonier, Inc., REIT	19,546	568,593
RBC Bearings, Inc.*(a)	4,692	1,265,808
Regency Centers Corp., REIT(a)	18,981	1,180,618

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Regeneron Pharmaceuticals, Inc.*	15,303	$16,083,912
Regions Financial Corp.	64,095	1,284,464
RLI Corp.(a)	6,279	883,393
Ross Stores, Inc.	33,804	4,912,397
Royalty Pharma PLC (Class A Stock)	19,517	514,663
RTX Corp.	14,891	1,494,907
Ryman Hospitality Properties, Inc., REIT	10,784	1,076,890
Saia, Inc.*(a)	2,264	1,073,793
SAL TopCo LLC*^	817,799	8,178
Salesforce, Inc.	14,204	3,651,848
Savers Value Village, Inc.*(a)	38,841	475,414
Schneider Electric SE	4,823	1,156,293
Seagate Technology Holdings PLC(a)	9,297	960,101
ServisFirst Bancshares, Inc.(a)	16,251	1,026,901
Shell PLC	501,074	17,972,524
Shoals Technologies Group, Inc. (Class A Stock)*	66,070	412,277
Silgan Holdings, Inc.	10,872	460,212
Simpson Manufacturing Co., Inc.(a)	7,190	1,211,731
SM Energy Co.(a)	23,327	1,008,426
Snowflake, Inc. (Class A Stock)*	5,185	700,442
Southern Co. (The)	119,635	9,280,087
SPS Commerce, Inc.*	759	142,813
State Street Corp.	19,925	1,474,450
StepStone Group, Inc. (Class A Stock)(a)	24,121	1,106,913
Stryker Corp.	21,976	7,477,334
Synopsys, Inc.*	2,307	1,372,803
Take-Two Interactive Software, Inc.*	6,880	1,069,771
TD SYNNEX Corp.	9,280	1,070,912
Teradyne, Inc.	8,801	1,305,100
Tesla, Inc.*	6,730	1,331,732
Texas Instruments, Inc.	8,518	1,657,007
Texas Roadhouse, Inc.	2,535	435,285
Thermo Fisher Scientific, Inc.	2,838	1,569,414
Timken Co. (The)	7,973	638,876
TJX Cos., Inc. (The)	69,874	7,693,127
T-Mobile US, Inc.	4,137	728,857
Toro Co. (The)(a)	10,009	935,942
Trade Desk, Inc. (The) (Class A Stock)*.	17,032	1,663,515
Trane Technologies PLC	12,580	4,137,939
Travelers Cos., Inc. (The)	17,229	3,503,345
U.S. Bancorp	45,212	1,794,916
Uber Technologies, Inc.*	154,820	11,252,318
UniFirst Corp.	4,495	771,027
Union Pacific Corp.	5,317	1,203,024
United Parcel Service, Inc. (Class B Stock)	2,532	346,504
UnitedHealth Group, Inc.	29,984	15,269,652
Utz Brands, Inc.(a)	46,582	775,124
Vail Resorts, Inc.(a)	3,759	677,109
Verizon Communications, Inc.	19,868	819,356
Verra Mobility Corp.*	41,300	1,123,360
Vertex Pharmaceuticals, Inc.*	4,733	2,218,452
Vertiv Holdings Co. (Class A Stock)	10,265	888,641
Vulcan Materials Co.	10,319	2,566,129
W.R. Berkley Corp.(a)	9,121	716,728
Wells Fargo & Co.	188,652	11,204,042

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Welltower, Inc., REIT(a)	51,218	$5,339,476
Wendy’s Co. (The)(a)	51,837	879,156
Westrock Co.	16,476	828,084
WEX, Inc.*	6,693	1,185,598
Weyerhaeuser Co., REIT	52,282	1,484,286
Williams Cos., Inc. (The)	42,263	1,796,177
WillScot Mobile Mini Holdings Corp.*(a)	44,406	1,671,442
Windstream Holdings, Inc.*^	66	891
Wintrust Financial Corp.	10,492	1,034,092
Woodward, Inc.	4,212	734,489
Workiva, Inc.*(a)	10,238	747,272
Xcel Energy, Inc.	12,171	650,053
Yum! Brands, Inc.(a)	55,019	7,287,817
Zimmer Biomet Holdings, Inc.	6,799	737,895

		916,652,537

TOTAL COMMON STOCKS (cost $1,140,430,004)		1,349,088,851

PREFERRED STOCKS — 0.0%
Brazil — 0.0%
Banco Bradesco SA (PRFC)	12,951	28,728
Cia Energetica de Minas Gerais (PRFC)	12,218	21,572
Gerdau SA (PRFC)	29,657	97,831
Itausa SA (PRFC)	55,332	96,805
Petroleo Brasileiro SA (PRFC)	70,750	481,572

		726,508

United States — 0.0%
Claire’s Stores, Inc., CVT*^	279	571,950

TOTAL PREFERRED STOCKS (cost $708,390)		1,298,458

	Units
RIGHTS* — 0.0%
Brazil
Localiza Rent a Car SA, expiring 08/07/24	120	181

(cost $0)
WARRANTS* — 0.0%
United States
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,expiring 09/24/27^	917	10,545

(cost $9)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 1.5%
United States
Ally Auto Receivables Trust,
Series 2022-02, Class A3
4.760%	05/17/27	1,136	1,130,272

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2022-03, Class A3
5.070%	04/15/27	1,242	$1,237,706
American Express Credit Account Master Trust,
Series 2021-01, Class A
0.900%	11/15/26	1,300	1,277,217
Series 2022-02, Class A
3.390%	05/15/27	1,250	1,227,625
Amur Equipment Finance Receivables X LLC,
Series 2022-01A, Class A2, 144A
1.640%	10/20/27	379	372,039
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	515	514,350
BMW Vehicle Lease Trust,
Series 2023-01, Class A3
5.160%	11/25/25	677	676,073
Series 2023-02, Class A3
5.990%	09/25/26	1,348	1,354,069
Capital One Prime Auto Receivables Trust,
Series 2021-01, Class A3
0.770%	09/15/26	389	379,800
Series 2022-01, Class A3
3.170%	04/15/27	1,067	1,047,953
Series 2022-02, Class A2A
3.740%	09/15/25	36	35,671
CarMax Auto Owner Trust,
Series 2021-04, Class A3
0.560%	09/15/26	205	199,140
Series 2022-01, Class A3
1.470%	12/15/26	482	469,637
Chesapeake Funding LLC,
Series 2023-02A, Class A1, 144A
6.160%	10/15/35	470	472,384
Dell Equipment Finance Trust,
Series 2022-01, Class A3, 144A
2.490%	08/23/27	262	261,250
Series 2023-03, Class A2, 144A
6.100%	04/23/29	251	251,043
Discover Card Execution Note Trust,
Series 2022-A01, Class A1
1.960%	02/15/27	733	716,442
Enterprise Fleet Financing LLC,
Series 2023-01, Class A2, 144A
5.510%	01/22/29	925	923,101
Series 2023-02, Class A2, 144A
5.560%	04/22/30	1,368	1,368,464
Series 2023-03, Class A2, 144A
6.400%	03/20/30	650	657,327
Ford Credit Auto Owner Trust,
Series 2021-A, Class A4
0.490%	09/15/26	324	315,931
Series 2022-C, Class A3
4.480%	12/15/26	1,106	1,098,879
Series 2022-D, Class A3
5.270%	05/17/27	533	532,094
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class A4
0.540%	05/17/27	163	160,251

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2021-02, Class A4
0.820%	10/16/26	971	$937,975
Series 2022-01, Class A3
1.260%	11/16/26	678	662,791
Series 2022-02, Class A3
3.100%	02/16/27	517	508,498
Honda Auto Receivables Owner Trust,
Series 2022-02, Class A3
3.730%	07/20/26	623	615,771
Series 2023-01, Class A3
5.040%	04/21/27	259	257,918
HPEFS Equipment Trust,
Series 2024-01A, Class A3, 144A
5.180%	05/20/31	500	497,956
Hyundai Auto Receivables Trust,
Series 2020-C, Class A4
0.490%	11/16/26	321	317,891
Series 2021-C, Class A3
0.740%	05/15/26	246	242,049
Series 2022-B, Class A3
3.720%	11/16/26	1,602	1,583,419
John Deere Owner Trust,
Series 2024-B, Class A2A
5.420%	05/17/27	1,313	1,313,937
Mercedes-Benz Auto Receivables Trust,
Series 2022-01, Class A3
5.210%	08/16/27	1,490	1,487,136
Porsche Financial Auto Securitization Trust,
Series 2023-01A, Class A3, 144A
4.810%	09/22/28	488	484,554
Tesla Auto Lease Trust,
Series 2023-A, Class A2, 144A
5.860%	08/20/25	1,058	1,058,990
Series 2023-B, Class A2, 144A
6.020%	09/22/25	370	370,184
Toyota Auto Receivables Owner Trust,
Series 2022-A, Class A3
1.230%	06/15/26	703	688,906
Series 2022-B, Class A3
2.930%	09/15/26	337	331,573
Toyota Lease Owner Trust,
Series 2023-A, Class A2, 144A
5.300%	08/20/25	594	593,914
USAA Auto Owner Trust,
Series 2022-A, Class A3, 144A
4.860%	11/16/26	261	259,924
Verizon Master Trust,
Series 2022-02, Class A
1.530%	07/20/28	1,400	1,368,669
Series 2023-05, Class A1A
5.610%	09/08/28	1,364	1,367,650
Series 2024-01, Class A1A
5.000%	12/20/28	492	489,924
Volkswagen Auto Loan Enhanced Trust,
Series 2023-02, Class A2A
5.720%	03/22/27	775	775,905

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
World Omni Auto Receivables Trust,
Series 2021-A, Class A4
0.480%	09/15/26	110	$106,782
Series 2023-A, Class A3
4.830%	05/15/28	1,063	1,056,799

TOTAL ASSET-BACKED SECURITIES (cost $34,031,362)			34,057,833

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.0%
United States
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	540	206,154

(cost $529,926)
CORPORATE BONDS — 3.7%
Australia — 0.0%
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	04/16/25	1,033	1,018,643

Germany — 0.2%
BMW US Capital LLC,
Gtd. Notes, 144A, SOFR Index + 0.380%
5.744%(c)	08/12/24	1,724	1,723,787
Gtd. Notes, 144A, SOFR Index + 0.550%
5.905%(c)	04/02/26	646	647,729
Daimler Truck Finance North America LLC,
Gtd. Notes, 144A
3.500%	04/07/25(a)	1,015	998,369
EMD Finance LLC,
Gtd. Notes, 144A
3.250%	03/19/25	1,036	1,017,728
Volkswagen Group of America Finance LLC,
Gtd. Notes, 144A
3.350%	05/13/25	316	309,899
Gtd. Notes, 144A, SOFR + 0.830%
6.204%(c)	03/20/26	700	701,883

			5,399,395

Netherlands — 0.1%
Cooperatieve Rabobank UA,
Sr. Preferred Notes, MTN
3.375%	05/21/25(a)	1,389	1,363,837

United States — 3.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25(a)	1,112	1,093,922
3.800%	03/15/25	615	606,982
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24	1,018	1,010,518
American Express Co.,
Sr. Unsec’d. Notes
3.000%	10/30/24(a)	689	682,843
3.950%	08/01/25	285	280,284
Sr. Unsec’d. Notes, SOFR + 0.760%
6.125%(c)	02/13/26	395	396,296

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	09/10/24(a)	1,358	$1,348,007
Amgen, Inc.,
Sr. Unsec’d. Notes
3.125%	05/01/25	695	681,235
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.150%	05/15/25	1,045	1,022,058
Athene Global Funding,
Sec’d. Notes, 144A
0.914%	08/19/24	281	279,145
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25	577	566,369
3.625%	04/15/25	115	113,241
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month SOFR + 1.032%
6.359%(c)	02/05/26	1,310	1,314,041
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.822%(c)	03/13/26	376	376,130
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, SOFR + 0.620% (Cap N/A, Floor 0.000%)
5.980%(c)	04/25/25	836	837,587
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	856	829,736
Biogen, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/25	688	675,960
Boston Scientific Corp.,
Sr. Unsec’d. Notes
1.900%	06/01/25	1,051	1,016,805
Brighthouse Financial Global Funding,
Sec’d. Notes, 144A, MTN
5.550%	04/09/27	478	476,330
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	620	606,979
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/22/25	161	158,598
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.450% (Cap N/A, Floor 0.000%)
5.803%(c)	01/06/25	500	500,181
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.816%(c)	11/14/24	566	566,222
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/24	677	672,935
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25(a)	316	310,301
Citibank NA,
Sr. Unsec’d. Notes, SOFR Index + 0.590%
5.951%(c)	04/30/26(a)	339	339,142

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26	354	$346,441
3.300%	04/27/25(a)	688	676,257
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	656	655,356
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25	820	810,061
Commonwealth Edison Co.,
First Mortgage
3.100%	11/01/24(a)	390	388,818
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25	676	664,621
Corebridge Global Funding,
Sec’d. Notes, 144A
5.350%	06/24/26	513	512,839
Sr. Sec’d. Notes, 144A
5.750%	07/02/26	173	173,620
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	672	669,515
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24	1,000	997,879
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24	675	672,022
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/24	528	527,623
Dollar General Corp.,
Sr. Unsec’d. Notes
4.250%	09/20/24(a)	652	649,452
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	681	675,117
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A
2.500%	11/15/24(a)	719	710,076
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	565	557,567
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	668	665,777
Enterprise Products Operating LLC,
Gtd. Notes
4.600%	01/11/27(a)	416	411,977
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	642	637,438
Eversource Energy,
Sr. Unsec’d. Notes, Series L
2.900%	10/01/24(a)	1,016	1,008,409

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	203	$199,761
F&G Global Funding,
Sr. Sec’d. Notes, 144A
0.900%	09/20/24	410	405,243
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	500	500,000
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	694	680,070
General Mills, Inc.,
Sr. Unsec’d. Notes
4.000%	04/17/25	688	679,364
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,367	1,350,099
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes, SOFR + 0.770%
6.144%(c)	03/18/27(a)	498	498,164
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25	859	845,066
Healthpeak OP LLC,
Gtd. Notes
3.400%	02/01/25	788	775,754
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
5.900%	10/01/24	356	355,874
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.100%	12/24/25	331	330,731
HSBC USA, Inc.,
Sr. Unsec’d. Notes
5.625%	03/17/25	796	796,044
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	498	494,414
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.800%	06/26/25(a)	1,051	1,052,365
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.650%	05/23/25(a)	1,361	1,338,690
Jackson National Life Global Funding,
Sec’d. Notes, 144A
5.550%	07/02/27	157	156,546
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.950%	06/06/25	128	127,484
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.625%	07/02/24(a)	510	509,955
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	135	131,295

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.417%	05/25/25	688	$681,521
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	691	680,995
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.125%	09/15/24	1,011	1,005,394
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	491	491,366
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	659	659,000
MassMutual Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.870%
6.244%(c)	03/21/25	986	989,671
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
3.150%	08/15/24	670	667,692
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A, SOFR Index + 0.570%
5.922%(c)	04/09/26	338	338,065
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.000%	11/15/25	675	661,341
MidAmerican Energy Co.,
First Mortgage
3.500%	10/15/24(a)	219	217,769
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	886	856,466
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.479%	07/16/25	584	584,922
Sr. Unsec’d. Notes, SOFR + 0.780%
6.137%(c)	07/16/25(a)	759	762,344
Mutual of Omaha Cos. Global Funding,
Sec’d. Notes, 144A
5.350%	04/09/27	500	500,031
New York Life Global Funding,
Sec’d. Notes, 144A
0.600%	08/27/24	1,080	1,071,392
Sec’d. Notes, 144A, MTN, SOFR Index + 0.930%
6.285%(c)	04/02/26	1,339	1,349,250
Sr. Sec’d. Notes, 144A
0.950%	06/24/25(a)	1,377	1,317,948
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.255%	09/01/24	990	986,912
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
3.508%	10/01/24	170	168,772
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	1,030	1,014,594

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	1,411	$1,365,680
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.650%	11/01/24(a)	1,014	1,006,506
ONEOK, Inc.,
Gtd. Notes
2.750%	09/01/24	556	552,582
Oracle Corp.,
Sr. Unsec’d. Notes
3.400%	07/08/24	649	648,669
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25(a)	690	671,450
Pacific Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.600% (Cap N/A, Floor 0.000%)
5.976%(c)	03/27/26	428	428,230
Sr. Sec’d. Notes, 144A, SOFR + 0.620%
5.991%(c)	06/04/26	450	449,918
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	1,359	1,347,834
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24	579	572,727
PepsiCo, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.400%
5.764%(c)	11/12/24	179	179,041
5.765%(c)	02/13/26	1,180	1,182,435
Phillips 66,
Gtd. Notes
3.850%	04/09/25(a)	363	358,116
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	712	698,416
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
5.000%	01/16/27	93	92,623
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	1,012	1,007,753
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24	678	673,134
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.250%	08/08/25	682	672,881
Sonoco Products Co.,
Sr. Unsec’d. Notes
1.800%	02/01/25	696	679,432
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	1,150	1,144,852
Stryker Corp.,
Sr. Unsec’d. Notes
1.150%	06/15/25	1,071	1,027,399

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25(a)		674	$659,757
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25(a)		617	606,618
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.875%	07/12/24		331	330,769
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.215%	10/18/24		1,378	1,360,051
T-Mobile USA, Inc.,
Gtd. Notes
3.500%	04/15/25		692	680,382
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.350% (Cap N/A, Floor 0.000%)
5.690%(c)	04/14/25		577	576,919
Ventas Realty LP,
Gtd. Notes
2.650%	01/15/25		434	426,170
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25		581	572,648
Westlake Corp.,
Sr. Unsec’d. Notes
0.875%	08/15/24		686	681,613
Zoetis, Inc.,
Sr. Unsec’d. Notes
5.400%	11/14/25		835	834,859

				76,894,540

TOTAL CORPORATE BONDS (cost $84,738,078)				84,676,415

FLOATING RATE AND OTHER LOANS — 0.0%
United States
Claire’s Stores, Inc.,
Term Loan B, 1 Month SOFR + 6.600%
11.944%(c)	12/18/26		530	483,904
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 12.685%
12.685%(c)	06/30/26^		185	155,625
First Lien A R 2023 FLSO PIK Term Loan, 3 Month SOFR + 2.000%
12.685%(c)	06/30/26^		125	75,068
Super Senior DDTL
—%(p)	06/30/26^		5	5,204

TOTAL FLOATING RATE AND OTHER LOANS (cost $763,640)				719,801

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Notes
0.375%	07/15/24		800	798,406
4.125%	01/31/25	(k)	36,913	36,654,898

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.625%	11/15/26	1,300	$1,299,492
TOTAL U.S. TREASURY OBLIGATIONS (cost $38,884,264)			38,752,796

TOTAL LONG-TERM INVESTMENTS (cost $1,901,559,564)			2,130,625,741

		Shares
SHORT-TERM INVESTMENTS — 11.1%
AFFILIATED MUTUAL FUNDS — 10.7%
PGIM Core Ultra Short Bond Fund(wa)		150,119,016	150,119,016

PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $94,554,322; includes $94,175,673 of cash collateral for securities on loan)(b)(wa)		94,607,853	94,551,089

TOTAL AFFILIATED MUTUAL FUNDS (cost $244,673,338)			244,670,105

Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT — 0.2%
Bank of Nova Scotia SOFR + 0.340% (Cap N/A, Floor 0.000%)
5.680%(c)	06/04/25	1,342	1,341,955
Northern Trust Co. (The)
5.400%	09/20/24	1,300	1,299,508
Wells Fargo Bank NA SOFR + 0.600% (Cap N/A, Floor 0.000%)
5.940%(c)	08/02/24	898	898,443

			2,197,951

TOTAL CERTIFICATES OF DEPOSIT (cost $3,540,000)			3,539,906

COMMERCIAL PAPER(n) — 0.2%
EIDP, Inc.
5.564%	09/18/24	1,300	1,283,406
General Motors Financial Co., Inc.
5.686%	08/09/24	700	695,425
PPG Industries, Inc.
5.508%	07/18/24	1,000	996,952
PPL Capital Funding, Inc.
5.488%	07/17/24	900	897,388

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER(n) (continued)
Walt Disney Co. (The)
5.608%	01/21/25	1,257	$1,217,929

TOTAL COMMERCIAL PAPER (cost $5,093,991)			5,091,100

TOTAL SHORT-TERM INVESTMENTS (cost $253,307,329)			253,301,111

TOTAL INVESTMENTS—104.2% (cost $2,154,866,893)			2,383,926,852

Liabilities in excess of other assets(z) — (4.2)%			(96,735,538)

NET ASSETS — 100.0%			$2,287,191,314

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $923,948 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,563,904; cash collateral of $94,175,673 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
492	5 Year U.S. Treasury Notes	Sep. 2024	$52,436,440	$341,113
184	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	23,063,250	269,845
328	DJ US Real Estate Index	Sep. 2024	11,135,600	114,046
958	Euro STOXX 50 Index	Sep. 2024	50,539,287	(584,681)
612	Euro-BTP Italian Government Bond	Sep. 2024	75,563,533	(1,082,120)
221	FTSE 100 Index	Sep. 2024	22,941,544	15,385
269	Japanese Yen Currency	Sep. 2024	21,158,531	(681,250)
332	Mini MSCI EAFE Index	Sep. 2024	38,897,120	(272,027)
467	Mini MSCI Emerging Markets Index	Sep. 2024	25,409,470	47,527
519	S&P 500 E-Mini Index	Sep. 2024	143,282,925	676,207
309	S&P E-Mini Communication Services Index	Sep. 2024	35,009,700	721,663
442	TOPIX Index	Sep. 2024	77,210,579	945,730
365	XAE Energy Index	Sep. 2024	35,244,400	1,134,413
269	XAF Financial Index	Sep. 2024	34,442,088	601,888
49	XAK Technology Index	Sep. 2024	11,310,180	(44,444)

				2,203,295

Short Positions:
486	10 Year Euro-Bund	Sep. 2024	68,505,801	(492,070)
236	10 Year U.S. Treasury Notes	Sep. 2024	25,956,314	(153,527)
181	ASX SPI 200 Index	Sep. 2024	23,460,773	(123,975)
865	Russell 2000 E-Mini Index	Sep. 2024	89,311,250	763,625
238	XAB Materials Index	Sep. 2024	22,557,640	7,849
311	XAP Consumer Staples Index	Sep. 2024	24,307,760	(155,500)
336	XAU Utilities Index	Sep. 2024	23,352,000	536,921

				383,323

				$2,586,618

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/24	BARC	AUD	101,138	$66,958,173	$67,514,165	$555,992	$—
Expiring 07/29/24	TD	AUD	13,187	8,600,602	8,804,530	203,928	—
British Pound,
Expiring 07/29/24	BARC	GBP	128	162,358	161,300	—	(1,058)
Expiring 07/29/24	CITI	GBP	837	1,045,068	1,058,697	13,629	—
Canadian Dollar,
Expiring 07/29/24	ML	CAD	19,344	14,149,611	14,150,060	449	—
Danish Krone,
Expiring 07/29/24	SSB	DKK	9,003	1,310,246	1,295,128	—	(15,118)
Expiring 07/29/24	SSB	DKK	3,394	488,500	488,297	—	(203)
Euro,
Expiring 07/29/24	BARC	EUR	1,555	1,695,763	1,668,216	—	(27,547)
Expiring 07/29/24	BARC	EUR	989	1,079,089	1,060,363	—	(18,726)
Expiring 07/29/24	BARC	EUR	573	620,000	614,770	—	(5,230)
Expiring 07/29/24	CITI	EUR	980	1,058,994	1,050,795	—	(8,199)
Expiring 07/29/24	CITI	EUR	662	712,789	709,967	—	(2,822)
Expiring 07/29/24	CITI	EUR	535	581,632	573,943	—	(7,689)
Expiring 07/29/24	SSB	EUR	2,142	2,297,710	2,297,362	—	(348)
Hong Kong Dollar,
Expiring 07/29/24	BARC	HKD	3,884	498,016	497,852	—	(164)

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 07/29/24	BARC	JPY	2,979,898	$19,515,057	$18,611,697	$—	$(903,360)
Expiring 07/29/24	CITI	JPY	80,064	526,309	500,059	—	(26,250)
Norwegian Krone,
Expiring 07/22/24	BARC	NOK	29,467	2,756,128	2,761,639	5,511	—
Expiring 07/22/24	CITI	NOK	705,032	66,001,743	66,075,191	73,448	—
Singapore Dollar,
Expiring 07/29/24	SSB	SGD	977	720,599	721,377	778	—
Swedish Krona,
Expiring 07/22/24	CITI	SEK	358,284	34,179,935	33,844,984	—	(334,951)
Expiring 07/29/24	SSB	SEK	19,213	1,777,880	1,815,629	37,749	—
Swiss Franc,
Expiring 07/22/24	CITI	CHF	20,794	23,412,820	23,212,969	—	(199,851)
Expiring 07/29/24	RBC	CHF	556	615,088	621,203	6,115	—
Expiring 07/29/24	SSB	CHF	752	836,732	840,527	3,795	—

				$251,600,842	$250,950,720	901,394	(1,551,516)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/24	CITI	AUD	49,330	$32,554,139	$32,930,336	$—	$(376,197)
British Pound,
Expiring 07/29/24	BARC	GBP	1,300	1,651,276	1,643,569	7,707	—
Expiring 07/29/24	BARC	GBP	704	896,550	890,489	6,061	—
Expiring 07/29/24	SSB	GBP	1,249	1,596,168	1,579,233	16,935	—
Expiring 07/29/24	SSB	GBP	597	763,478	755,122	8,356	—
Expiring 07/29/24	SSB	GBP	578	735,409	730,468	4,941	—
Expiring 07/29/24	SSB	GBP	387	485,006	489,530	—	(4,524)
Canadian Dollar,
Expiring 07/22/24	BARC	CAD	122,980	89,430,307	89,945,684	—	(515,377)
Expiring 07/22/24	CITI	CAD	3,195	2,331,520	2,337,059	—	(5,539)
Danish Krone,
Expiring 07/29/24	ML	DKK	24,103	3,470,703	3,467,510	3,193	—
Euro,
Expiring 07/29/24	BARC	EUR	2,749	2,938,528	2,948,916	—	(10,388)
Expiring 07/29/24	RBC	EUR	5,520	5,922,047	5,920,094	1,953	—
Expiring 07/29/24	SSB	EUR	1,377	1,474,381	1,477,391	—	(3,010)
Expiring 07/29/24	SSB	EUR	1,164	1,248,668	1,248,533	135	—
Hong Kong Dollar,
Expiring 07/29/24	ML	HKD	5,943	762,335	761,781	554	—
Expiring 07/29/24	RBC	HKD	4,316	553,660	553,214	446	—
Expiring 07/29/24	TD	HKD	23,585	3,020,678	3,023,213	—	(2,535)
Japanese Yen,
Expiring 07/29/24	BARC	JPY	470,157	3,008,551	2,936,481	72,070	—
Expiring 07/29/24	BARC	JPY	84,399	544,289	527,133	17,156	—
Expiring 07/29/24	SSB	JPY	128,706	831,827	803,864	27,963	—
New Zealand Dollar,
Expiring 07/22/24	CITI	NZD	38,490	23,536,312	23,444,471	91,841	—
Expiring 07/22/24	ML	NZD	36,143	22,138,859	22,015,058	123,801	—
Singapore Dollar,
Expiring 07/29/24	TD	SGD	3,005	2,217,671	2,219,177	—	(1,506)
Swiss Franc,
Expiring 07/22/24	BARC	CHF	61,603	69,244,463	68,769,655	474,808	—

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/29/24	CITI	CHF	439	$487,209	$490,256	$—	$(3,047)
Expiring 07/29/24	SSB	CHF	2,688	2,970,818	3,003,114	—	(32,296)
Expiring 07/29/24	SSB	CHF	641	709,051	716,600	—	(7,549)
Expiring 07/29/24	SSB	CHF	442	495,418	493,922	1,496	—
Expiring 07/29/24	SSB	CHF	442	489,188	493,440	—	(4,252)

				$276,508,509	$276,615,313	859,416	(966,220)

						$1,760,810	$(2,517,736)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$224,468	$26,024,749

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund	$621,814,707	$—	$—
Common Stocks
Australia	—	4,722,207	—
Austria	—	20,524	—
Belgium	—	3,086,397	—
Brazil	4,920,902	—	—
Canada	11,521,353	—	—
Chile	111,737	—	—
China	7,955,255	27,662,079	—
Colombia	109,957	—	—
Czech Republic.	—	60,033	—
Denmark	—	18,074,350	—
Finland	—	552,679	—
France	—	65,537,842	—
Germany	—	18,529,690	—
Greece	—	291,683	—
Hong Kong	—	6,971,447	—
Hungary	—	252,343	—
India	6,452,678	11,209,174	—
Indonesia	—	5,389,915	—
Ireland	—	2,261,467	—
Italy	—	8,803,676	—

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Japan	$866,770	$44,670,946	$—
Kuwait	—	100,346	—
Macau	—	216,248	—
Malaysia	—	345,341	—
Mexico	8,288,732	—	—
Netherlands	340,569	18,362,021	—
Norway	—	783,400	—
Panama	44,259	—	—
Peru	603,213	—	—
Philippines	—	127,916	—
Poland	—	311,635	—
Qatar	—	310,547	—
Russia	—	—	4
Saudi Arabia	—	1,718,599	—
Singapore	—	7,369,597	—
South Africa	—	2,959,565	—
South Korea	—	30,556,858	—
Spain	—	9,099,901	—
Sweden	—	8,884,782	—
Switzerland	—	5,360,582	—
Taiwan	13,894,545	27,171,162	—
Thailand	887,364	690,843	—
Turkey	—	563,428	—
United Arab Emirates	—	596,492	—
United Kingdom	1,670,645	41,142,616	—
United States	860,142,720	56,404,265	105,552
Preferred Stocks
Brazil	726,508	—	—
United States	—	—	571,950
Rights
Brazil	—	181	—
Warrants
United States	—	—	10,545
Asset-Backed Securities
United States	—	34,057,833	—
Commercial Mortgage-Backed Security
United States	—	206,154	—
Corporate Bonds
Australia	—	1,018,643	—
Germany	—	5,399,395	—
Netherlands	—	1,363,837	—
United States	—	76,894,540	—
Floating Rate and Other Loans
United States	—	483,904	235,897
U.S. Treasury Obligations	—	38,752,796	—
Short-Term Investments
Affiliated Mutual Funds	244,670,105	—	—
Certificates of Deposit	—	3,539,906	—
Commercial Paper	—	5,091,100	—

Total	$1,785,022,019	$597,980,885	$923,948

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$6,176,212	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,760,810	—

Total	$6,176,212	$1,760,810	$—

Liabilities
Futures Contracts	$(3,589,594)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,517,736)	—

Total	$(3,589,594)	$(2,517,736)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (4.1% represents investments purchased with collateral from securities on loan)	37.9%
Semiconductors & Semiconductor Equipment	6.3
Banks	4.5
Software	4.2
Oil, Gas & Consumable Fuels	2.9
Technology Hardware, Storage & Peripherals	2.8
Interactive Media & Services	2.6
Insurance	2.2
Broadline Retail	2.2
Pharmaceuticals	2.0
Financial Services	1.8
Specialty Retail	1.8
Capital Markets	1.7
U.S. Treasury Obligations	1.7
Biotechnology	1.5
Chemicals	1.4
Hotels, Restaurants & Leisure	1.4
Automobiles	1.4
Beverages	1.3
Machinery	1.3
Food Products	1.3
Health Care Providers & Services	1.2
Electric Utilities	1.2
Aerospace & Defense	1.1
Ground Transportation	1.0
Health Care Equipment & Supplies	0.9
Textiles, Apparel & Luxury Goods	0.8
Consumer Staples Distribution & Retail	0.7
Construction & Engineering	0.7
Electrical Equipment	0.7
Building Products	0.7
Industrial Conglomerates	0.6
Professional Services	0.6
Electronic Equipment, Instruments & Components	0.5
Specialized REITs	0.5
Household Durables	0.4
Multi-Utilities	0.4
Industrial REITs	0.4
Consumer Finance	0.4

Electric	0.4%
Commercial Services & Supplies	0.3
Auto Manufacturers	0.3
Trading Companies & Distributors	0.3
Energy Equipment & Services	0.3
Metals & Mining	0.3
Construction Materials	0.3
Media	0.3
Entertainment	0.2
IT Services	0.2
Automobile Components	0.2
Retail REITs	0.2
Health Care REITs	0.2
Real Estate Management & Development	0.2
Commercial Paper	0.2
Containers & Packaging	0.2
Life Sciences Tools & Services	0.2
Healthcare-Products	0.2
Other	0.2
Certificates of Deposit	0.1
Credit Cards	0.1
Retail	0.1
Foods	0.1
Residential REITs	0.1
Diversified Financial Services	0.1
Equipment	0.1
Pipelines	0.1
Air Freight & Logistics	0.1
Household Products	0.1
Diversified Telecommunication Services	0.1
Personal Care Products	0.1
Communications Equipment	0.1
Real Estate Investment Trusts (REITs)	0.1
Leisure Products	0.1
Hotel & Resort REITs	0.1
Wireless Telecommunication Services	0.1
Tobacco	0.1
Iron/Steel	0.1
Commercial Services	0.1
Telecommunications	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Industry Classification (continued):

Building Materials	0.1%
Healthcare-Services	0.1
Diversified Consumer Services	0.1
Machinery-Construction & Mining	0.1
Mining	0.0	*
Environmental Control	0.0	*
Advertising	0.0	*
Transportation	0.0	*
Computers	0.0	*
Machinery-Diversified	0.0	*
Packaging & Containers	0.0	*
Diversified REITs	0.0	*
Health Care Technology	0.0	*
Trucking & Leasing	0.0	*
Lodging	0.0	*
Distributors	0.0	*

Oil & Gas	0.0	*%
Gas Utilities	0.0	*
Passenger Airlines	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Commercial Mortgage-Backed Security	0.0	*
Agriculture	0.0	*
Transportation Infrastructure	0.0	*
Paper & Forest Products	0.0	*
Marine Transportation	0.0	*

	104.2
Liabilities in excess of other assets	(4.2)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$5,565,254	*	Due from/to broker-variation margin futures	$1,180,627	*
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	681,250	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,760,810		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,517,736
Interest rate contracts	Due from/to broker-variation margin futures	610,958	*	Due from/to broker-variation margin futures	1,727,717	*

		$7,937,022			$6,107,330

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward &Cross Currency Exchange Contracts
Equity contracts	$36,478,138	$—
Foreign exchange contracts	(360,922)	(3,301,415)
Interest rate contracts	(1,489,751)	—

Total	$34,627,465	$(3,301,415)

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward &Cross Currency Exchange Contracts
Equity contracts	$(2,464,692)	$—
Foreign exchange contracts	(681,250)	(1,184,726)
Interest rate contracts	(18,717,956)	—

Total	$(21,863,898)	$(1,184,726)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$783,842,654
Futures Contracts - Short Positions (1)	215,689,736
Forward Foreign Currency Exchange Contracts - Purchased (2)	177,089,078
Forward Foreign Currency Exchange Contracts - Sold (2)	185,125,670
Cross Currency Exchange Contracts (3)	23,557,649

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$92,563,904	$(92,563,904)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$1,139,305	$(1,481,850)	$(342,545)	$—	$(342,545)
CITI	178,918	(964,545)	(785,627)	—	(785,627)
ML	127,997	—	127,997	—	127,997
RBC	8,514	—	8,514	—	8,514
SSB	102,148	(67,300)	34,848	—	34,848
TD	203,928	(4,041)	199,887	—	199,887

	$1,760,810	$(2,517,736)	$(756,926)	$—	$(756,926)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $92,563,904:
Unaffiliated investments (cost $1,308,719,664)	$1,517,442,040
Affiliated investments (cost $846,147,229)	866,484,812
Foreign currency, at value (cost $421,039)	420,701
Cash	8,880
Dividends and interest receivable	2,483,568
Tax reclaim receivable	1,848,360
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,760,810
Receivable for investments sold	1,753,266
Deposit with broker for centrally cleared/exchange-traded derivatives	224,468
Due from broker-variation margin futures	54,064
Receivable from affiliate	8,068
Prepaid expenses	2,816

Total Assets	2,392,491,853

LIABILITIES
Payable to broker for collateral for securities on loan	94,175,673
Payable for investments purchased	4,682,552
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,517,736
Payable for Portfolio shares purchased	1,470,087
Accrued expenses and other liabilities	712,313
Payable to affiliate	699,826
Management fee payable	681,555
Foreign capital gains tax liability accrued	266,061
Distribution fee payable	94,029
Affiliated transfer agent fee payable	707

Total Liabilities	105,300,539

NET ASSETS	$2,287,191,314

Net assets were comprised of:
Partners’ Equity	$2,287,191,314

Net asset value and redemption price per share, $2,287,191,314 / 98,383,410 outstanding shares of beneficial interest	$23.25

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,015,788 foreign withholding tax, of which $87,820 is reimbursable by an affiliate)	$13,666,478
Interest income	4,517,497
Affiliated dividend income	4,365,574
Income from securities lending, net (including affiliated income of $77,883)	86,151

Total income	22,635,700

EXPENSES
Management fee	8,628,607
Distribution fee	2,841,040
Custodian and accounting fees	198,794
Audit fee	40,895
Professional fees	35,362
Trustees’ fees	22,440
Shareholders’ reports	6,940
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	43,560

Total expenses	11,822,133
Less: Fee waiver and/or expense reimbursement	(551,162)

Net expenses	11,270,971

NET INVESTMENT INCOME (LOSS)	11,364,729

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(20,070)) (net of foreign capital gains taxes $(12,575))	71,740,836
Futures transactions	34,627,465
Forward and cross currency contract transactions	(3,301,415)
Foreign currency transactions	(21,795)

103,045,091

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(587,256)) (net of change in foreign capital gains taxes $(77,264))	68,213,998
Futures	(21,863,898)
Forward and cross currency contracts	(1,184,726)
Foreign currencies	(41,925)

45,123,449

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	148,168,540

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$159,533,269

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$11,364,729	$28,612,481
Net realized gain (loss) on investment and foreign currency transactions	103,045,091	18,023,123
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	45,123,449	226,320,304

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	159,533,269	272,955,908

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,336,333 and 22,774,451 shares, respectively]	30,184,240	460,242,084
Portfolio shares purchased [8,763,699 and 30,696,237 shares, respectively]	(195,085,838)	(603,777,360)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(164,901,598)	(143,535,276)

TOTAL INCREASE (DECREASE)	(5,368,329)	129,420,632
NET ASSETS:
Beginning of period	2,292,559,643	2,163,139,011

End of period	$2,287,191,314	$2,292,559,643

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2024		2023	2022	2021		2020		2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$21.67		$19.02	$22.91	$20.38		$18.01		$15.08

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.26	0.20	0.12		0.17		0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.47		2.39	(4.09)	2.41		2.20		2.66

Total from investment operations	1.58		2.65	(3.89)	2.53		2.37		2.93

Capital Contributions	—		—	—	—		—		—	(b)(c)(d)

Net Asset Value, end of period	$23.25		$21.67	$19.02	$22.91		$20.38		$18.01

Total Return(e)	7.34%		13.88%	(16.98)%	12.41%		13.16%		19.43	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,287		$2,293	$2,163	$3,376		$3,341		$3,285
Average net assets (in millions)	$2,285		$2,196	$2,612	$3,416		$2,893		$3,146
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.99	%(h)	0.99%	1.03%	1.04	%(i)	1.06	%(i)	1.06%
Expenses before waivers and/or expense reimbursement	1.04	%(h)	1.04%	1.04%	1.04	%(i)	1.06	%(i)	1.06%
Net investment income (loss)	1.00	%(h)	1.30%	1.00%	0.56%		0.94%		1.59%
Portfolio turnover rate(j)	24%		76%	136%	113%		138%		104%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01% and 0.01% for the years ended December 31, 2021 and 2020, respectively.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.1%
AFFILIATED MUTUAL FUND — 47.2%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	199,907,430	$2,105,025,243

(cost $2,044,025,840)(wa)
COMMON STOCKS — 37.6%
Aerospace & Defense — 0.6%
Airbus SE (France)	24,300	3,335,095
General Dynamics Corp.	6,208	1,801,189
Loar Holdings, Inc.*	3,939	210,382
Northrop Grumman Corp.	1,866	813,483
RTX Corp.	19,654	1,973,065
Safran SA (France)	74,222	15,642,911
Woodward, Inc.	5,072	884,456

		24,660,581

Air Freight & Logistics — 0.1%
Delhivery Ltd. (India)*	36,026	172,771
FedEx Corp.	8,117	2,433,801
United Parcel Service, Inc. (Class B Stock)	3,353	458,858
ZTO Express Cayman, Inc. (China)	18,550	385,787

		3,451,217

Automobile Components — 0.2%
Cie Generale des Etablissements Michelin SCA (France)	146,057	5,645,265
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	177,600	1,028,809
HL Mando Co. Ltd. (South Korea)	10,273	325,817
LCI Industries(a)	7,890	815,668

		7,815,559

Automobiles — 0.2%
Bajaj Auto Ltd. (India)	3,671	418,209
BYD Co. Ltd. (China) (Class H Stock)	9,000	267,290
Hyundai Motor Co. (South Korea)	3,491	744,483
Kia Corp. (South Korea)	59,390	5,557,204
Mahindra & Mahindra Ltd. (India)	26,192	899,108
Maruti Suzuki India Ltd. (India)	6,731	970,494
Tata Motors Ltd. (India)	27,800	329,402
Tesla, Inc.*	8,997	1,780,326

		10,966,516

Banks — 2.6%
Absa Group Ltd. (South Africa)	86,491	753,142
Al Rajhi Bank (Saudi Arabia)	48,001	1,046,277
Banco Bilbao Vizcaya Argentaria SA (Spain)	19,544	196,192
Banco do Brasil SA (Brazil)	175,668	836,843
Banco Santander Chile (Chile)	10,256,075	481,716
Bank Central Asia Tbk PT (Indonesia)	9,972,700	6,034,391
Bank Mandiri Persero Tbk PT (Indonesia)	1,619,400	605,840
Bank of America Corp.	375,814	14,946,123
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,551,672	995,876
BankUnited, Inc.	38,665	1,131,724

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Capitec Bank Holdings Ltd. (South Africa)	4,545	$659,913
China Construction Bank Corp. (China) (Class H Stock)	2,500,000	1,848,055
China Merchants Bank Co. Ltd. (China) (Class H Stock)	304,000	1,381,420
Citizens Financial Group, Inc.	38,087	1,372,275
Commerce Bancshares, Inc.(a)	16,590	925,390
Credicorp Ltd. (Peru)(a)	7,225	1,165,609
Cullen/Frost Bankers, Inc.	11,154	1,133,581
DBS Group Holdings Ltd. (Singapore)	430,590	11,341,225
Fifth Third Bancorp	15,779	575,776
First Citizens BancShares, Inc. (Class A Stock)	1,147	1,931,101
First Financial Bancorp	53,380	1,186,104
First Hawaiian, Inc.	60,741	1,260,983
First Interstate BancSystem, Inc. (Class A Stock)	44,601	1,238,570
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	117,439	913,964
Hana Financial Group, Inc. (South Korea)	24,743	1,088,198
HDFC Bank Ltd. (India)	311,176	6,283,953
HDFC Bank Ltd. (India), ADR(a)	63,992	4,116,605
HSBC Holdings PLC (United Kingdom)	89,200	776,825
ICICI Bank Ltd. (India)	122,835	1,768,013
KakaoBank Corp. (South Korea)	11,997	175,951
KB Financial Group, Inc. (South Korea)	19,285	1,096,933
KBC Group NV (Belgium)	69,706	4,911,657
Kotak Mahindra Bank Ltd. (India)	51,430	1,108,810
Lloyds Banking Group PLC (United Kingdom)	11,571,194	7,980,834
M&T Bank Corp.	26,421	3,999,083
Mitsubishi UFJ Financial Group, Inc. (Japan)	465,600	5,024,768
OTP Bank Nyrt (Hungary)	13,886	688,782
PNC Financial Services Group, Inc. (The)	12,981	2,018,286
Regional SAB de CV (Mexico)	39,529	295,922
Regions Financial Corp.	84,598	1,695,344
Saudi National Bank (The) (Saudi Arabia)	107,236	1,057,803
ServisFirst Bancshares, Inc.(a)	19,615	1,239,472
UniCredit SpA (Italy)	132,618	4,907,665
Wells Fargo & Co.	187,546	11,138,357
Wintrust Financial Corp.	12,675	1,249,248

		116,584,599

Beverages — 0.8%
Budweiser Brewing Co. APAC Ltd. (China), 144A	296,400	348,857
Coca-Cola Co. (The)	185,161	11,785,498
Constellation Brands, Inc. (Class A Stock)(a)	5,568	1,432,535
Diageo PLC (United Kingdom)	219,056	6,877,046
Fomento Economico Mexicano SAB de CV (Mexico), UTS	31,613	339,354
Heineken NV (Netherlands)	132,603	12,828,814
Keurig Dr. Pepper, Inc.	56,913	1,900,894

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Primo Water Corp.	50,512	$1,104,192
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	25,800	451,407

		37,068,597

Biotechnology — 0.8%
AbbVie, Inc.	72,108	12,367,964
Alnylam Pharmaceuticals, Inc.*(a)	4,237	1,029,591
Biocon Ltd. (India)	116,049	488,102
Natera, Inc.*	19,633	2,126,057
Regeneron Pharmaceuticals, Inc.*	18,222	19,151,869
Vertex Pharmaceuticals, Inc.*	1,662	779,013

		35,942,596

Broadline Retail — 1.4%
Alibaba Group Holding Ltd. (China)	164,872	1,485,965
Amazon.com, Inc.*	299,900	57,955,675
JD.com, Inc. (China) (Class A Stock)	34,808	452,061
MercadoLibre, Inc. (Brazil)*	347	570,260
MYT Holding LLC (Class B Stock)*^	93,730	42,178
PDD Holdings, Inc. (China), ADR*	6,695	890,100
Savers Value Village, Inc.*(a)	46,930	574,423

		61,970,662

Building Products — 0.3%
AAON, Inc.	1,897	165,494
AZEK Co., Inc. (The)*	26,137	1,101,152
Carlisle Cos., Inc.	4,447	1,801,969
Daikin Industries Ltd. (Japan)	26,600	3,703,138
Fortune Brands Innovations, Inc.	16,967	1,101,837
Hayward Holdings, Inc.*(a)	103,206	1,269,434
Janus International Group, Inc.*(a)	88,739	1,120,773
SAL TopCo LLC*^	1,709,579	17,096
Simpson Manufacturing Co., Inc.(a)	8,761	1,476,491
Trane Technologies PLC	9,820	3,230,093

		14,987,477

Capital Markets — 1.1%
3i Group PLC (United Kingdom)	197,314	7,604,662
B3 SA - Brasil Bolsa Balcao (Brazil)	172,341	315,388
Banco BTG Pactual SA (Brazil), UTS	70,938	390,977
Blackstone, Inc.	16,556	2,049,633
Charles Schwab Corp. (The)	64,192	4,730,308
CME Group, Inc.	27,898	5,484,747
Evercore, Inc. (Class A Stock)	7,096	1,479,019
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	141,200	4,518,845
Interactive Brokers Group, Inc. (Class A Stock)	13,894	1,703,404
KKR & Co., Inc.	15,756	1,658,161
MarketAxess Holdings, Inc.	4,172	836,611
Moelis & Co. (Class A Stock)(a)	12,959	736,849
Moody’s Corp.	4,894	2,060,031
Morgan Stanley	31,183	3,030,676
Morningstar, Inc.	2,722	805,304
Northern Trust Corp.	17,424	1,463,268
State Street Corp.	26,160	1,935,840

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
StepStone Group, Inc. (Class A Stock)(a)	29,143	$1,337,372
UBS Group AG (Switzerland)	176,141	5,173,291

		47,314,386

Chemicals — 0.9%
Air Liquide SA (France)	32,944	5,685,719
Axalta Coating Systems Ltd.*	73,664	2,517,099
Balchem Corp.	5,316	818,398
Ganfeng Lithium Group Co. Ltd. (China) (Class A Stock)	60,200	235,781
LG Chem Ltd. (South Korea)	2,916	726,652
Linde PLC	13,796	6,046,716
Perimeter Solutions SA*	109,757	859,397
Quaker Chemical Corp.(a)	7,210	1,223,537
Shin-Etsu Chemical Co. Ltd. (Japan)	606,500	23,581,716
Wanhua Chemical Group Co. Ltd. (China) (Class A Stock)	49,800	550,524

		42,245,539

Commercial Services & Supplies — 0.2%
Casella Waste Systems, Inc. (Class A Stock)*	16,386	1,625,819
Copart, Inc.*	31,309	1,695,695
Driven Brands Holdings, Inc.*(a)	64,697	823,593
MSA Safety, Inc.	9,242	1,734,631
RB Global, Inc. (Canada)(a)	9,163	699,687
UniFirst Corp.	5,429	931,236

		7,510,661

Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	32,000	544,623
Arista Networks, Inc.*	4,519	1,583,819
Cisco Systems, Inc.	15,790	750,183

		2,878,625

Construction & Engineering — 0.5%
Quanta Services, Inc.	8,703	2,211,345
Vinci SA (France)	154,981	16,335,677
WillScot Mobile Mini Holdings Corp.*(a)	53,606	2,017,730

		20,564,752

Construction Materials — 0.1%
Eagle Materials, Inc.	4,828	1,049,897
Martin Marietta Materials, Inc.	2,866	1,552,799
Siam Cement PCL (The) (Thailand), NVDR	50,500	309,005
UltraTech Cement Ltd. (India)	5,208	727,644

		3,639,345

Consumer Finance — 0.2%
American Express Co.	8,274	1,915,845
Capital One Financial Corp.	32,968	4,564,419
Shriram Finance Ltd. (India)	18,105	630,618

		7,110,882

Consumer Staples Distribution & Retail — 0.5%
Albertson’s Cos., Inc. (Class A Stock)	48,161	951,180

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Alimentation Couche-Tard, Inc. (Canada)	97,295	$5,459,842
Atacadao SA (Brazil)*	179,336	290,654
Bid Corp. Ltd. (South Africa)	17,489	407,034
BJ’s Wholesale Club Holdings, Inc.*	15,114	1,327,614
Casey’s General Stores, Inc.	3,416	1,303,409
Clicks Group Ltd. (South Africa)	38,297	728,949
Dino Polska SA (Poland), 144A*	5,033	507,177
Performance Food Group Co.*	25,279	1,671,195
Raia Drogasil SA (Brazil)	108,867	501,286
Shoprite Holdings Ltd. (South Africa)	54,910	860,992
Wal-Mart de Mexico SAB de CV (Mexico)	2,728,602	9,320,051

		23,329,383

Containers & Packaging — 0.1%
AptarGroup, Inc.	8,603	1,211,388
Graphic Packaging Holding Co.(a)	52,637	1,379,616
Packaging Corp. of America	10,646	1,943,534
Silgan Holdings, Inc.	14,350	607,435
Westrock Co.	21,746	1,092,954

		6,234,927

Distributors — 0.0%
Pool Corp.(a)	1,701	522,768

Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*(a)	12,267	1,350,351
China Yuhua Education Corp. Ltd. (China), 144A*	14,000	742

		1,351,093

Diversified Telecommunication Services — 0.1%
GCI Liberty, Inc. (Class A Stock)*^	599	—
Hellenic Telecommunications Organization SA (Greece)	29,497	423,983
Singapore Telecommunications Ltd. (Singapore)	276,700	559,922
Telkom Indonesia Persero Tbk PT (Indonesia)	2,950,000	560,462
Verizon Communications, Inc.	26,223	1,081,437
Windstream Holdings, Inc.*^	386	5,211

		2,631,015

Electric Utilities — 0.8%
Edison International	14,508	1,041,820
Entergy Corp.	5,393	577,051
NextEra Energy, Inc.	152,120	10,771,617
PG&E Corp.	85,254	1,488,535
Portland General Electric Co.	31,512	1,362,579
Southern Co. (The)	187,293	14,528,318
SSE PLC (United Kingdom)	211,278	4,771,416
Xcel Energy, Inc.	16,064	857,978

		35,399,314

Electrical Equipment — 0.3%
AMETEK, Inc.	10,573	1,762,625
Eaton Corp. PLC	2,642	828,399

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Havells India Ltd. (India)	16,628	$363,169
Hubbell, Inc.	3,314	1,211,201
Legrand SA (France)	73,382	7,283,544
Shoals Technologies Group, Inc. (Class A Stock)*	79,689	497,259
Vertiv Holdings Co. (Class A Stock)	13,725	1,188,173

		13,134,370

Electronic Equipment, Instruments & Components — 0.3%
Badger Meter, Inc.	6,173	1,150,339
CDW Corp.	3,153	705,767
Cognex Corp.	15,997	748,020
Delta Electronics, Inc. (Taiwan)	62,000	739,505
Fabrinet (Thailand)*	4,373	1,070,467
Keyence Corp. (Japan)	10,872	4,758,438
nLight, Inc.*	38,327	418,914
Novanta, Inc.*(a)	9,710	1,583,798
TD SYNNEX Corp.	12,248	1,413,419

		12,588,667

Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)(a)	15,666	826,225
TechnipFMC PLC (United Kingdom)	85,405	2,233,341

		3,059,566

Entertainment — 0.1%
iQIYI, Inc. (China), ADR*	101,345	371,936
Liberty Media Corp.-Liberty Live (Class C Stock)*	10,757	411,671
NetEase, Inc. (China)	58,300	1,113,292
Netflix, Inc.*	4,292	2,896,585
SM Entertainment Co. Ltd. (South Korea)	6,304	366,511
Take-Two Interactive Software, Inc.*	9,204	1,431,130

		6,591,125

Financial Services — 1.2%
Berkshire Hathaway, Inc. (Class B Stock)*	14,705	5,981,994
Corpay, Inc.*	3,775	1,005,698
Fidelity National Information Services, Inc.	81,833	6,166,935
Fiserv, Inc.*	40,891	6,094,395
Mastercard, Inc. (Class A Stock)	71,279	31,445,444
MGIC Investment Corp.	63,399	1,366,248
REC Ltd. (India)	35,501	223,301
WEX, Inc.*	8,088	1,432,708
Yuanta Financial Holding Co. Ltd. (Taiwan)	421,000	415,188

		54,131,911

Food Products — 0.9%
Anjoy Foods Group Co. Ltd. (China) (Class A Stock)	32,100	326,295
Britannia Industries Ltd. (India)*	12,746	835,946
Chacha Food Co. Ltd. (China) (Class A Stock)	72,000	277,561
Freshpet, Inc.*	8,671	1,121,941

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	154,400	$545,773
Kraft Heinz Co. (The)	38,209	1,231,094
Mondelez International, Inc. (Class A Stock)	68,037	4,452,341
Nestle SA	260,645	26,605,153
Post Holdings, Inc.*	15,108	1,573,649
Tingyi Cayman Islands Holding Corp. (China)	256,000	308,386
Utz Brands, Inc.(a)	56,222	935,534

		38,213,673

Ground Transportation — 0.7%
Canadian National Railway Co. (Canada)	56,744	6,705,336
Knight-Swift Transportation Holdings, Inc.	19,776	987,218
Landstar System, Inc.	6,885	1,270,145
Localiza Rent a Car SA (Brazil)	54,102	405,612
Saia, Inc.*	3,028	1,436,150
Uber Technologies, Inc.*	236,241	17,169,996
Union Pacific Corp.	7,018	1,587,893

		29,562,350

Health Care Equipment & Supplies — 0.6%
Cooper Cos., Inc. (The)	14,627	1,276,937
Envista Holdings Corp.*	51,986	864,527
Hoya Corp. (Japan)	32,000	3,742,059
ICU Medical, Inc.*	10,248	1,216,950
Intuitive Surgical, Inc.*	6,416	2,854,158
Medtronic PLC	10,365	815,829
Neogen Corp.*(a)	43,160	674,591
QuidelOrtho Corp.*	14,173	470,827
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	13,200	525,625
Stryker Corp.	24,901	8,472,565
Terumo Corp. (Japan)	217,700	3,610,599
Zimmer Biomet Holdings, Inc.	9,005	977,313

		25,501,980

Health Care Providers & Services — 0.8%
Cencora, Inc.	10,640	2,397,192
Chemed Corp.	2,276	1,234,912
Cigna Group (The)	3,745	1,237,985
CVS Health Corp.	22,675	1,339,186
Encompass Health Corp.	20,257	1,737,848
HCA Healthcare, Inc.	7,008	2,251,530
HealthEquity, Inc.*	14,261	1,229,298
Henry Schein, Inc.*(a)	22,886	1,466,993
Labcorp Holdings, Inc.	7,391	1,504,142
McKesson Corp.	2,112	1,233,493
NMC Health PLC (United Arab Emirates)*^	411	—
Progyny, Inc.*(a)	24,146	690,817
UnitedHealth Group, Inc.	36,274	18,472,897

		34,796,293

	Shares	Value

COMMON STOCKS (continued)
Health Care REITs — 0.2%
Welltower, Inc.(a)	80,178	$8,358,556

Health Care Technology — 0.0%
Certara, Inc.*	50,160	694,716

Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc.	50,492	734,154
Ryman Hospitality Properties, Inc.	13,063	1,304,471

		2,038,625

Hotels, Restaurants & Leisure — 0.8%
Alsea SAB de CV (Mexico)	127,059	441,703
Booking Holdings, Inc.	889	3,521,774
Domino’s Pizza, Inc.	1,931	997,033
DoorDash, Inc. (Class A Stock)*	13,807	1,501,925
Expedia Group, Inc.*	14,998	1,889,598
H World Group Ltd. (China)	141,400	470,373
Hilton Worldwide Holdings, Inc.	13,480	2,941,336
InterContinental Hotels Group PLC (United Kingdom)	43,593	4,580,596
McDonald’s Corp.	4,563	1,162,835
Monarch Casino & Resort, Inc.	11,916	811,837
Planet Fitness, Inc. (Class A Stock)*(a)	17,710	1,303,279
Texas Roadhouse, Inc.	3,358	576,602
Vail Resorts, Inc.(a)	4,541	817,970
Wendy’s Co. (The)(a)	62,643	1,062,425
Yum China Holdings, Inc. (China)	109,471	3,376,086
Yum! Brands, Inc.(a)	86,133	11,409,177

		36,864,549

Household Durables — 0.3%
Crompton Greaves Consumer Electricals Ltd. (India)	56,553	274,577
Garmin Ltd.(a)	8,942	1,456,831
Haier Smart Home Co. Ltd. (China) (Class H Stock)	269,400	897,869
Midea Group Co. Ltd. (China) (Class A Stock) (XSEC)	107,500	948,584
Midea Group Co. Ltd. (China) (Class A Stock) (XSHE)	11,493	101,415
Mohawk Industries, Inc.*	12,883	1,463,380
Newell Brands, Inc.	73,366	470,276
Sony Group Corp. (Japan)	81,263	6,925,328

		12,538,260

Household Products — 0.1%
Energizer Holdings, Inc.(a)	20,359	601,405
Procter & Gamble Co. (The)	13,408	2,211,247

		2,812,652

Industrial Conglomerates — 0.4%
Hitachi Ltd. (Japan)	266,000	5,989,343
Honeywell International, Inc.	59,786	12,766,702

		18,756,045

Industrial REITs — 0.2%
EastGroup Properties, Inc.	10,536	1,792,174
Prologis, Inc.	74,868	8,408,425

		10,200,599

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance — 1.2%
AIA Group Ltd. (Hong Kong)	602,600	$4,077,041
Arch Capital Group Ltd.*	7,821	789,061
Chubb Ltd.	5,330	1,359,576
CNA Financial Corp.	20,213	931,213
HDFC Life Insurance Co. Ltd. (India), 144A	51,767	369,033
Intact Financial Corp. (Canada)	33,177	5,529,540
Kinsale Capital Group, Inc.	2,336	900,014
Loews Corp.	46,177	3,451,269
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	33,454	16,725,505
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	181,000	820,034
Progressive Corp. (The)	14,800	3,074,108
RLI Corp.(a)	7,588	1,067,556
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,160	607,583
Tokio Marine Holdings, Inc. (Japan)	244,400	9,184,322
Travelers Cos., Inc. (The)	13,051	2,653,790
W.R. Berkley Corp.	12,039	946,025

		52,485,670

Interactive Media & Services — 1.6%
Alphabet, Inc. (Class C Stock)	59,401	10,895,331
IAC, Inc.*	29,253	1,370,503
Kanzhun Ltd. (China), ADR(a)	22,285	419,181
Meta Platforms, Inc. (Class A Stock)	78,101	39,380,086
NAVER Corp. (South Korea)	3,206	385,790
Tencent Holdings Ltd. (China)	444,600	21,091,970

		73,542,861

IT Services — 0.1%
Coforge Ltd. (India)	7,103	463,625
Infosys Ltd. (India)	76,488	1,435,426
International Business Machines Corp.	6,074	1,050,498
MongoDB, Inc.*	2,871	717,635
Snowflake, Inc. (Class A Stock)*	6,932	936,444

		4,603,628

Leisure Products — 0.0%
Acushnet Holdings Corp.(a)	16,374	1,039,422
Brunswick Corp.	14,398	1,047,742

		2,087,164

Life Sciences Tools & Services — 0.1%
Azenta, Inc.*(a)	12,402	652,593
Mettler-Toledo International, Inc.*(a)	390	545,060
Thermo Fisher Scientific, Inc.	3,797	2,099,741

		3,297,394

Machinery — 0.8%
Atlas Copco AB (Sweden) (Class A Stock)	253,664	4,762,860
Deere & Co.	11,712	4,375,955
Douglas Dynamics, Inc.	18,295	428,103
Dover Corp.	10,622	1,916,740
Hillman Solutions Corp.*	128,459	1,136,862

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Ingersoll Rand, Inc.	20,694	$1,879,843
ITT, Inc.	11,247	1,452,887
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	55,200	351,993
Lincoln Electric Holdings, Inc.	5,578	1,052,234
Middleby Corp. (The)*	3,653	447,894
Otis Worldwide Corp.	101,238	9,745,170
RBC Bearings, Inc.*(a)	5,671	1,529,922
Techtronic Industries Co. Ltd. (Hong Kong)	52,000	592,794
Timken Co. (The)	10,523	843,208
Toro Co. (The)(a)	12,088	1,130,349
Volvo AB (Sweden) (Class B Stock)	180,781	4,645,066
Zhuzhou CRRC Times Electric Co. Ltd. (China) (Class H Stock)	104,300	410,989

		36,702,869

Media — 0.1%
Liberty Broadband Corp. (Class C Stock)*	11,094	608,173
Liberty Media Corp.-Liberty SiriusXM*	36,650	812,164
Nexstar Media Group, Inc.	5,333	885,332
Trade Desk, Inc. (The) (Class A Stock)*	22,772	2,224,141

		4,529,810

Metals & Mining — 0.2%
Anglogold Ashanti PLC (United Kingdom)	13,117	330,644
BHP Group Ltd. (Australia) (XASX)	196,829	5,625,759
BHP Group Ltd. (Australia) (XJSE)	630	17,984
Hindalco Industries Ltd. (India)	51,452	426,505
Severstal PAO (Russia), GDR*^	17,534	2
Tata Steel Ltd. (India)	202,137	420,789
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	302,000	636,317

		7,458,000

Multi-Utilities — 0.3%
Dominion Energy, Inc.	97,758	4,790,142
Northwestern Energy Group, Inc.	8,726	436,998
Public Service Enterprise Group, Inc.	87,121	6,420,818

		11,647,958

Oil, Gas & Consumable Fuels — 1.9%
BP PLC	2,686,328	16,173,781
Chevron Corp.	63,141	9,876,515
ConocoPhillips	30,627	3,503,116
Coterra Energy, Inc.	31,589	842,479
DT Midstream, Inc.(a)	18,042	1,281,523
EOG Resources, Inc.	30,910	3,890,642
Exxon Mobil Corp.	127,112	14,633,134
Kinder Morgan, Inc.	110,329	2,192,237
Phillips 66	15,114	2,133,643
PTT Exploration & Production PCL (Thailand)	127,100	525,398
Reliance Industries Ltd. (India)	54,816	2,054,867
Saudi Arabian Oil Co. (Saudi Arabia), 144A	69,012	508,564

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Shell PLC	641,317	$23,002,760
SM Energy Co.(a)	28,153	1,217,054
S-Oil Corp. (South Korea)	7,018	338,306
Thai Oil PCL (Thailand)	477,385	687,727
Williams Cos., Inc. (The)	55,781	2,370,693

		85,232,439

Personal Care Products — 0.1%
elf Beauty, Inc.*(a)	7,664	1,614,958
Kenvue, Inc.	35,560	646,481

		2,261,439

Pharmaceuticals — 1.1%
Aspen Pharmacare Holdings Ltd. (South Africa)	26,889	344,974
AstraZeneca PLC (United Kingdom)	60,850	9,470,272
Bristol-Myers Squibb Co.	45,266	1,879,897
Eli Lilly & Co.	7,138	6,462,603
Johnson & Johnson	68,139	9,959,196
Merck & Co., Inc.	11,663	1,443,879
Novo Nordisk A/S (Denmark) (Class B Stock)	138,628	19,835,569
Royalty Pharma PLC (Class A Stock)	26,090	687,993

		50,084,383

Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	10,230	1,574,397
ExlService Holdings, Inc.*	29,125	913,360
First Advantage Corp.(a)	81,411	1,308,275
Paycor HCM, Inc.*(a)	20,794	264,084
Paylocity Holding Corp.*(a)	3,607	475,583
RELX PLC (United Kingdom) (XLON)	110,855	5,079,253
RELX PLC (United Kingdom) (BATE)	182,091	8,333,011
Verra Mobility Corp.*	49,860	1,356,192

		19,304,155

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	9,821	875,149
China Aoyuan Group Ltd. (China)*	95,000	1,818
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	27,999
Cushman & Wakefield PLC*	135,292	1,407,037
Mitsui Fudosan Co. Ltd. (Japan)	468,400	4,311,115
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	1,770
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)	20,522	5,809
Shimao Group Holdings Ltd. (China)*	31,000	2,848

		6,633,545

Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	37,200	1,382,352
Mid-America Apartment Communities, Inc.(a)	15,824	2,256,661

		3,639,013

	Shares	Value

COMMON STOCKS (continued)
Retail REITs — 0.2%
Brixmor Property Group, Inc.	57,299	$1,323,034
Federal Realty Investment Trust	12,007	1,212,346
Kimco Realty Corp.	80,830	1,572,952
NNN REIT, Inc.(a)	30,173	1,285,370
Regency Centers Corp.(a)	24,920	1,550,024

		6,943,726

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.*	69,875	11,334,424
Allegro MicroSystems, Inc. (Japan)*	37,047	1,046,207
Analog Devices, Inc.	20,517	4,683,210
ASE Technology Holding Co. Ltd. (Taiwan)	122,000	631,998
ASML Holding NV (Netherlands)	9,032	9,205,110
ASPEED Technology, Inc. (Taiwan)	7,000	1,038,735
Broadcom, Inc.	4,168	6,691,849
eMemory Technology, Inc. (Taiwan)	3,000	235,657
Entegris, Inc.	13,511	1,829,389
Lam Research Corp.	2,852	3,036,952
MACOM Technology Solutions Holdings, Inc.*(a)	14,322	1,596,473
Micron Technology, Inc.	62,881	8,270,738
NVIDIA Corp.	509,836	62,985,140
NXP Semiconductors NV (China)	4,748	1,277,639
Power Integrations, Inc.(a)	21,162	1,485,361
Realtek Semiconductor Corp. (Taiwan)	56,000	939,749
Silergy Corp. (China)	47,000	666,663
SK Hynix, Inc. (South Korea)	77,248	13,109,652
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	979,000	29,005,445
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	124,406	21,623,007
Teradyne, Inc.	11,767	1,744,929
Texas Instruments, Inc.	11,243	2,187,101

		184,625,428

Software — 2.5%
Clearwater Analytics Holdings, Inc. (Class A Stock)*	54,432	1,008,081
Confluent, Inc. (Class A Stock)*(a)	34,951	1,032,103
Crowdstrike Holdings, Inc. (Class A Stock)*	5,425	2,078,806
Dassault Systemes SE (France)	120,366	4,525,879
Envestnet, Inc.*(a)	10,179	637,104
Guidewire Software, Inc.*(a)	7,757	1,069,613
HubSpot, Inc.*	2,784	1,641,975
Intuit, Inc.	5,106	3,355,714
Microsoft Corp.	179,243	80,112,659
nCino, Inc.*(a)	27,630	868,963
Oracle Corp.	11,995	1,693,694
Palo Alto Networks, Inc.*	7,708	2,613,089
Qualys, Inc.*(a)	6,067	865,154
Salesforce, Inc.	22,237	5,717,133
SPS Commerce, Inc.*	918	172,731
Synopsys, Inc.*	3,084	1,835,165
Workiva, Inc.*(a)	12,358	902,010

		110,129,873

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialized REITs — 0.3%
CubeSmart	28,566	$1,290,326
Digital Realty Trust, Inc.(a)	45,291	6,886,496
Lamar Advertising Co. (Class A Stock)(a)	12,322	1,472,849
Public Storage	8,808	2,533,621
Rayonier, Inc.	25,798	750,464
Weyerhaeuser Co.	69,005	1,959,052

		14,892,808

Specialty Retail — 1.0%
AutoZone, Inc.*	2,959	8,770,772
Bath & Body Works, Inc.	30,997	1,210,433
Best Buy Co., Inc.(a)	10,498	884,876
Claire’s Private Placement*^	406	71,050
Dick’s Sporting Goods, Inc.(a)	6,365	1,367,520
Five Below, Inc.*	4,848	528,287
Home Depot, Inc. (The)	2,615	900,188
Industria de Diseno Textil SA (Spain)	101,770	5,050,171
Lojas Renner SA (Brazil)	130,554	292,632
Lowe’s Cos., Inc.	9,950	2,193,577
Murphy USA, Inc.	2,370	1,112,620
O’Reilly Automotive, Inc.*(a)	6,115	6,457,807
Ross Stores, Inc.	52,923	7,690,770
TJX Cos., Inc. (The)	87,541	9,638,264

		46,168,967

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	271,049	57,088,341
Quanta Computer, Inc. (Taiwan)	88,000	841,249
Samsung Electronics Co. Ltd. (South Korea)	391,667	23,051,098
Wiwynn Corp. (Taiwan)	7,000	566,912

		81,547,600

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.(a)	20,853	1,292,260
Columbia Sportswear Co.(a)	8,334	659,053
LVMH Moet Hennessy Louis Vuitton SE (France)	34,394	26,407,406
Ralph Lauren Corp.	2,601	455,331
Shenzhou International Group Holdings Ltd. (China)	65,100	635,922

		29,449,972

Tobacco — 0.1%
ITC Ltd. (India)	172,271	876,788
Philip Morris International, Inc.	16,217	1,643,269

		2,520,057

Trading Companies & Distributors — 0.2%
Air Lease Corp.(a)	14,113	670,791
Applied Industrial Technologies, Inc.	7,093	1,376,042
Core & Main, Inc. (Class A Stock)*(a)	26,398	1,291,918
Ferguson PLC	33,804	6,483,165

		9,821,916

	Shares	Value

COMMON STOCKS (continued)
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Sureste SABde CV (Mexico) (Class B Stock)	24,770	$746,756

Wireless Telecommunication Services — 0.0%
America Movil SAB de CV (Mexico) (Class B Stock)	420,958	358,717
Bharti Airtel Ltd. (India)	15,718	271,944
TIM SA (Brazil)	189,928	541,234
T-Mobile US, Inc.	5,460	961,943

		2,133,838

TOTAL COMMON STOCKS (cost $1,423,736,198)		1,676,515,700

PREFERRED STOCKS — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	208,757	1,420,941

Specialty Retail — 0.0%
Claire’s Stores, Inc., CVT*^	366	750,300

TOTAL PREFERRED STOCKS (cost $1,403,429)		2,171,241

	Units
RIGHTS* — 0.0%
Ground Transportation
Localiza Rent a Car SA (Brazil),expiring 08/07/24	547	824

(cost $0)
WARRANTS* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,expiring 09/24/27^	693	7,970

(cost $7)

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.5%
Automobiles — 1.1%
Ally Auto Receivables Trust,
Series 2022-02, Class A3
4.760%	05/17/27	2,357	2,344,233
Series 2022-03, Class A3
5.070%	04/15/27	2,577	2,569,077
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	1,030	1,028,079
BMW Vehicle Lease Trust,
Series 2023-01, Class A3
5.160%	11/25/25	949	946,853
Series 2023-02, Class A3
5.990%	09/25/26	2,746	2,758,364
Capital One Prime Auto Receivables Trust,
Series 2021-01, Class A3
0.770%	09/15/26	791	771,923

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2022-01, Class A3
3.170%	04/15/27	2,178	$2,138,313
Series 2022-02, Class A2A
3.740%	09/15/25	73	72,944
CarMax Auto Owner Trust,
Series 2021-04, Class A3
0.560%	09/15/26	409	397,856
Series 2022-01, Class A3
1.470%	12/15/26	981	955,831
Chesapeake Funding LLC,
Series 2023-02A, Class A1, 144A
6.160%	10/15/35	1,130	1,136,883
Enterprise Fleet Financing LLC,
Series 2023-01, Class A2, 144A
5.510%	01/22/29	1,849	1,845,461
Series 2023-02, Class A2, 144A
5.560%	04/22/30	2,651	2,651,398
Series 2023-03, Class A2, 144A
6.400%	03/20/30	1,350	1,365,217
Ford Credit Auto Owner Trust,
Series 2021-A, Class A4
0.490%	09/15/26	660	643,563
Series 2022-C, Class A3
4.480%	12/15/26	2,252	2,237,184
Series 2022-D, Class A3
5.270%	05/17/27	1,086	1,084,154
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class A4
0.540%	05/17/27	330	324,434
Series 2021-02, Class A4
0.820%	10/16/26	2,011	1,942,604
Series 2022-01, Class A3
1.260%	11/16/26	1,382	1,351,254
Series 2022-02, Class A3
3.100%	02/16/27	1,051	1,034,709
Honda Auto Receivables Owner Trust,
Series 2022-02, Class A3
3.730%	07/20/26	1,270	1,254,446
Series 2023-01, Class A3
5.040%	04/21/27	536	533,760
Hyundai Auto Receivables Trust,
Series 2020-C, Class A4
0.490%	11/16/26	666	658,810
Series 2021-C, Class A3
0.740%	05/15/26	503	494,509
Series 2022-B, Class A3
3.720%	11/16/26	3,220	3,182,195
Mercedes-Benz Auto Receivables Trust,
Series 2022-01, Class A3
5.210%	08/16/27	2,950	2,944,329
Porsche Financial Auto Securitization Trust,
Series 2023-01A, Class A3, 144A
4.810%	09/22/28	976	969,109
Tesla Auto Lease Trust,
Series 2023-A, Class A2, 144A
5.860%	08/20/25	2,152	2,153,280
Series 2023-B, Class A2, 144A
6.020%	09/22/25	753	754,079

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Toyota Auto Receivables Owner Trust,
Series 2022-A, Class A3
1.230%	06/15/26	1,429	$1,401,040
Series 2022-B, Class A3
2.930%	09/15/26	685	674,153
Toyota Lease Owner Trust,
Series 2023-A, Class A2, 144A
5.300%	08/20/25	1,202	1,201,790
USAA Auto Owner Trust,
Series 2022-A, Class A3, 144A
4.860%	11/16/26	527	525,741
Volkswagen Auto Loan Enhanced Trust,
Series 2023-02, Class A2A
5.720%	03/22/27	1,596	1,597,071
World Omni Auto Receivables Trust,
Series 2021-A, Class A4
0.480%	09/15/26	223	216,477
Series 2023-A, Class A3
4.830%	05/15/28	2,205	2,192,136

			50,353,259

Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2021-01, Class A
0.900%	11/15/26	2,729	2,681,172
Series 2022-02, Class A
3.390%	05/15/27	2,700	2,651,670
Discover Card Execution Note Trust,
Series 2022-A01, Class A1
1.960%	02/15/27	1,487	1,453,409

			6,786,251

Equipment — 0.1%
Amur Equipment Finance Receivables X LLC,
Series 2022-01A, Class A2, 144A
1.640%	10/20/27	767	752,552
Dell Equipment Finance Trust,
Series 2022-01, Class A3, 144A
2.490%	08/23/27	525	522,501
Series 2023-03, Class A2, 144A
6.100%	04/23/29	517	518,069
HPEFS Equipment Trust,
Series 2024-01A, Class A3, 144A
5.180%	05/20/31	800	796,729
John Deere Owner Trust,
Series 2024-B, Class A2A
5.420%	05/17/27	2,627	2,628,874

			5,218,725

Home Equity Loans — 0.0%
GSAA Home Equity Trust,
Series 2007-04, Class A1, 1 Month SOFR + 0.314% (Cap N/A, Floor 0.200%)
5.660%(c)	03/25/37	15	4,085

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other — 0.1%
Verizon Master Trust,
Series 2022-02, Class A
1.530%	07/20/28	2,150	$2,101,885
Series 2023-05, Class A1A
5.610%	09/08/28	2,824	2,831,556
Series 2024-01, Class A1A
5.000%	12/20/28	984	979,848

			5,913,289

TOTAL ASSET-BACKED SECURITIES (cost $68,232,654)			68,275,609

CORPORATE BONDS — 4.0%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.650%	11/01/24(a)	2,064	2,048,746

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.800%	10/07/24	492	489,109
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	1,405	1,384,657
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	2,089	2,057,755
RTX Corp.,
Sr. Unsec’d. Notes
3.150%	12/15/24(a)	1,774	1,749,962
3.950%	08/16/25	250	245,758

			5,927,241

Agriculture — 0.0%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/22/25	328	323,106

Auto Manufacturers — 0.3%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
0.550%	07/12/24	488	487,241
2.150%	09/10/24	250	248,160
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.670% (Cap N/A, Floor 0.000%)
6.025%(c)	01/10/25	1,994	1,996,759
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, SOFR Index + 0.380%
5.744%(c)	08/12/24	931	930,885
Gtd. Notes, 144A, SOFR Index + 0.550%
5.905%(c)	04/02/26	2,432	2,438,507
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
3.500%	04/07/25(a)	1,036	1,019,025
5.200%	01/17/25	881	878,469
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.650%	02/10/25	255	250,133

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
5.800%	06/26/25	2,149	$2,151,791
5.875%	04/07/25	322	322,242
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
4.950%	03/30/25(a)	1,200	1,194,450
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, SOFR + 0.450%
5.816%(c)	05/15/26	342	342,081
Sr. Unsec’d. Notes, MTN, SOFR + 0.350% (Cap N/A, Floor 0.000%)
5.690%(c)	04/14/25	1,154	1,153,839
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.350%	05/13/25	616	604,108
Gtd. Notes, 144A, SOFR + 0.830%
6.204%(c)	03/20/26	1,450	1,453,901

			15,471,591

Banks — 0.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month SOFR + 1.032%
6.359%(c)	02/05/26	2,711	2,719,363
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.822%(c)	03/13/26	1,751	1,751,603
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, SOFR + 0.620% (Cap N/A, Floor 0.000%)
5.980%(c)	04/25/25	1,713	1,716,251
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	710	688,216
Citibank NA,
Sr. Unsec’d. Notes, SOFR Index + 0.590%
5.951%(c)	04/30/26(a)	677	677,283
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26	1,070	1,047,152
3.300%	04/27/25(a)	979	962,290
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes
5.079%	01/10/25	1,576	1,572,375
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes
3.875%	08/22/24(a)	719	717,380
Sr. Preferred Notes, MTN
3.375%	05/21/25(a)	2,826	2,774,804
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes, SOFR + 0.770%
6.144%(c)	03/18/27(a)	961	961,316
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25	263	261,310
3.500%	04/01/25	594	585,043
3.750%	05/22/25	952	936,557
HSBC USA, Inc.,
Sr. Unsec’d. Notes
5.625%	03/17/25	2,662	2,662,147

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25(a)	1,286	$1,266,721
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.479%	07/16/25	1,461	1,463,306
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	950	945,748
UBS AG (Switzerland),
Sr. Unsec’d. Notes
7.950%	01/09/25	250	252,520
Sr. Unsec’d. Notes, MTN
3.700%	02/21/25	500	493,400

			24,454,785

Beverages — 0.1%
PepsiCo, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.400%
5.764%(c)	11/12/24	363	363,084
5.765%(c)	02/13/26	2,399	2,403,951

			2,767,035

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.125%	05/01/25	1,414	1,385,995
Biogen, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/25	1,400	1,375,500
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	576	568,878

			3,330,373

Building Materials — 0.1%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.625%	07/02/24(a)	1,349	1,348,881
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,340	1,340,000

			2,688,881

Chemicals — 0.1%
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	1,149	1,133,884
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.250%	08/08/25	795	784,370
Westlake Corp.,
Sr. Unsec’d. Notes
0.875%	08/15/24	1,405	1,396,015

			3,314,269

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	547	$535,008
3.850%	11/15/24	530	526,227
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	1,135	1,125,674

			2,186,909

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/24	1,349	1,348,037
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
5.900%	10/01/24	730	729,743
HP, Inc.,
Sr. Unsec’d. Notes
2.200%	06/17/25	1,000	967,077

			3,044,857

Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^(d)	22	—

Diversified Financial Services — 0.1%
American Express Co.,
Sr. Unsec’d. Notes
2.250%	03/04/25	2,021	1,976,554
3.950%	08/01/25	570	560,569
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.650%	05/23/25	2,768	2,722,626

			5,259,749

Electric — 0.4%
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24	2,071	2,055,779
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.150%	05/15/25	2,126	2,079,325
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/24	1,379	1,370,720
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	1,334	1,332,690
Commonwealth Edison Co.,
First Mortgage
3.100%	11/01/24(a)	779	776,639
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	1,386	1,374,027
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	1,285	1,275,869

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25	689	$679,051
Sr. Unsec’d. Notes, Series L
2.900%	10/01/24(a)	1,364	1,353,809
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	406	399,522
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	2,047	2,026,521
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	270	262,591
MidAmerican Energy Co.,
First Mortgage
3.500%	10/15/24(a)	446	443,494
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.255%	09/01/24	2,010	2,003,730
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
3.508%	10/01/24	346	343,500
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.875%	07/12/24	673	672,530
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
3.100%	05/15/25	436	426,946

			18,876,743

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	1,996	1,987,623

Foods — 0.1%
General Mills, Inc.,
Sr. Unsec’d. Notes
4.000%	04/17/25	1,369	1,351,816
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
3.150%	08/15/24	1,364	1,359,301
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	1,803	1,742,898
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25(a)	1,370	1,341,050

			5,795,065

Healthcare-Products — 0.2%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
1.900%	06/01/25	2,137	2,067,472
Stryker Corp.,
Sr. Unsec’d. Notes
1.150%	06/15/25	2,178	2,089,332

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.215%	10/18/24	2,698	$2,662,857

			6,819,661

Healthcare-Services — 0.1%
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	1,361	1,356,471
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24	259	257,681
4.500%	04/01/25	782	776,369

			2,390,521

Insurance — 0.5%
Athene Global Funding,
Sec’d. Notes, 144A
0.914%	08/19/24	561	557,297
Brighthouse Financial Global Funding,
Sec’d. Notes, 144A, MTN
5.550%	04/09/27	954	950,668
Chubb INA Holdings, Inc.,
Gtd. Notes
3.150%	03/15/25	2,756	2,712,001
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25	1,218	1,197,498
Corebridge Global Funding,
Sec’d. Notes, 144A
5.350%	06/24/26	1,153	1,152,639
Sr. Sec’d. Notes, 144A
5.750%	07/02/26	346	347,241
F&G Global Funding,
Sr. Sec’d. Notes, 144A
0.900%	09/20/24	1,219	1,204,857
Jackson National Life Global Funding,
Sec’d. Notes, 144A
5.550%	07/02/27	330	329,046
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	03/10/25	2,247	2,214,278
MassMutual Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.870%
6.244%(c)	03/21/25	1,970	1,977,335
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A, SOFR Index + 0.570%
5.922%(c)	04/09/26	675	675,129
Mutual of Omaha Cos. Global Funding,
Sec’d. Notes, 144A
5.350%	04/09/27	1,000	1,000,062
New York Life Global Funding,
Sec’d. Notes, 144A
0.600%	08/27/24	2,199	2,181,472
Sec’d. Notes, 144A, MTN, SOFR Index + 0.930%
6.285%(c)	04/02/26	2,724	2,744,852

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Pacific Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.400%
5.761%(c)	01/27/25	500	$500,122
Sec’d. Notes, 144A, SOFR + 0.600% (Cap N/A, Floor 0.000%)
5.976%(c)	03/27/26	855	855,459
Sr. Sec’d. Notes, 144A, SOFR + 0.620%
5.991%(c)	06/04/26	800	799,855
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	1,493	1,464,515
Principal Life Global Funding II,
Sec’d. Notes, 144A
0.750%	08/23/24	430	426,843
Sr. Sec’d. Notes, 144A
5.000%	01/16/27	186	185,246

			23,476,415

Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	1,748	1,691,855
3.950%	05/23/25	1,100	1,085,034

			2,776,889

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/25	1,090	1,075,488

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.450% (Cap N/A, Floor 0.000%)
5.803%(c)	01/06/25	874	874,317
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.816%(c)	11/14/24	1,836	1,836,719

			2,711,036

Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.950%	06/06/25	256	254,968
Sr. Unsec’d. Notes, MTN, SOFR + 0.440%
5.811%(c)	03/06/26	1,500	1,501,760
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25(a)	1,409	1,371,120

			3,127,848

Media — 0.1%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	1,367	1,361,945
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	1,412	1,383,659

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
1.750%	08/30/24(a)	895	$888,966

			3,634,570

Mining — 0.0%
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.000%	04/16/25	2,101	2,071,801

Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	11/21/24	352	348,804

Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26(d)	70	1,365
8.000%	02/09/26(d)	315	6,142
Phillips 66,
Gtd. Notes
3.850%	04/09/25(a)	1,523	1,502,510

			1,510,017

Packaging & Containers — 0.0%
Sonoco Products Co.,
Sr. Unsec’d. Notes
1.800%	02/01/25	1,415	1,381,316

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25(a)	1,471	1,447,086
3.800%	03/15/25	1,142	1,127,110
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, SOFR + 0.490%
5.857%(c)	02/20/26	301	301,770
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	486	481,377
3.750%	09/15/25	1,621	1,586,957
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25(a)	749	735,491
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24	1,373	1,366,942
EMD Finance LLC (Germany),
Gtd. Notes, 144A
3.250%	03/19/25	2,106	2,068,856

			9,115,589

Pipelines — 0.1%
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25	1,641	1,621,110

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A
2.500%	11/15/24(a)	1,462	$1,443,854
Enterprise Products Operating LLC,
Gtd. Notes
4.600%	01/11/27(a)	864	855,645
ONEOK, Inc.,
Gtd. Notes
2.750%	09/01/24	1,111	1,104,169

			5,024,778

Real Estate Investment Trusts (REITs) — 0.1%
Healthpeak OP LLC,
Gtd. Notes
3.400%	02/01/25	1,576	1,551,508
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.000%	11/15/25	1,350	1,322,683
Ventas Realty LP,
Gtd. Notes
2.650%	01/15/25	869	853,322

			3,727,513

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25	1,178	1,156,295
3.625%	04/15/25	230	226,483
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.100%	12/24/25	678	677,449
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.125%	09/15/24	2,057	2,045,593

			4,105,820

Semiconductors — 0.0%
Analog Devices, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.250%
5.626%(c)	10/01/24	1,240	1,239,832

Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	1,304	1,304,000
Oracle Corp.,
Sr. Unsec’d. Notes
3.400%	07/08/24	1,351	1,350,310
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24	1,381	1,371,088
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25(a)	1,219	1,198,488

			5,223,886

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications — 0.0%
T-Mobile USA, Inc.,
Gtd. Notes
3.500%	04/15/25	1,408		$1,384,361
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25	394		388,336

				1,772,697

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24	1,350		1,335,374

TOTAL CORPORATE BONDS (cost $180,481,982)				180,346,828

FLOATING RATE AND OTHER LOANS — 0.0%
Foods — 0.0%
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 12.685%
12.685%(c)	06/30/26^	391		328,058
First Lien A R 2023 FLSO PIK Term Loan, 3 Month SOFR + 2.000%
12.685%(c)	06/30/26^	259		154,992
Super Senior DDTL
—%(p)	06/30/26^	11		10,971

				494,021

Media — 0.0%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
10.329%(c)	10/31/27	109		93,445

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	104		8,731

TOTAL FLOATING RATE AND OTHER LOANS (cost $763,094)				596,197

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Alternative Loan Trust,
Series 2005-J06, Class 2A1
5.500%	07/25/25	1		895
Banc of America Funding Trust,
Series 2006-01, Class 2A1
5.500%	01/25/36	3		2,566
Series 2006-D, Class 5A2
5.408%(cc)	05/20/36	4		3,170
Series 2014-R07, Class 2A1, 144A, 1 Month SOFR + 0.254% (Cap N/A, Floor 0.140%)
5.600%(c)	09/26/36	1		976
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
6.470%(cc)	05/25/34	1	(r)	373
Series 2004-D, Class 2A2
6.470%(cc)	05/25/34	3		2,979

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-05, Class A6, 1 Month SOFR + 0.464% (Cap 7.000%, Floor
0.350%)
5.810%(c)	05/25/37	12		$4,545
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/25/20	1		1,076
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 2A1
3.408%(cc)	02/25/20	1		915
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	4		3,841
GSR Mortgage Loan Trust,
Series 2006-02F, Class 2A1
5.750%	02/25/36	8		6,856
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
7.050%(cc)	12/19/34	—	(r)	200
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7		7,641
Series 2006-A02, Class 5A1
6.081%(cc)	11/25/33	4		3,737
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-07, Class 1A2, 1 Month SOFR + 0.564% (Cap 9.500%, Floor 0.450%)
5.910%(c)	09/25/35	4		3,440

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $51,872)				43,210

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Notes
4.125%	01/31/25(k)	71,927		71,423,874
4.625%	11/15/26	2,650		2,648,965

TOTAL U.S. TREASURY OBLIGATIONS (cost $74,328,747)				74,072,839

TOTAL LONG-TERM INVESTMENTS (cost $3,793,023,823)				4,107,055,661

		Shares
SHORT-TERM INVESTMENTS — 10.6%
AFFILIATED MUTUAL FUNDS — 10.2%
PGIM Core Ultra Short Bond Fund(wa)		340,450,395		340,450,395
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $115,491,773; includes $115,005,451 of cash collateral for securities on loan)(b)(wa)		115,560,343		115,491,006

TOTAL AFFILIATED MUTUAL FUNDS (cost $455,942,168)				455,941,401

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT — 0.2%
Bank of Nova Scotia
SOFR + 0.340% (Cap N/A, Floor 0.000%)
5.680%(c)	06/04/25	2,733	$2,732,908
Northern Trust Co. (The)
5.400%	09/20/24	2,647	2,645,999
Wells Fargo Bank NA
SOFR + 0.600% (Cap N/A, Floor 0.000%)
5.940%(c)	08/02/24	1,830	1,830,902
5.940%(c)	08/02/24	629	629,310

TOTAL CERTIFICATES OF DEPOSIT (cost $7,839,000)			7,839,119

COMMERCIAL PAPER(n) — 0.2%
EIDP, Inc.
5.564%	09/18/24	2,700	2,665,535
General Motors Financial Co., Inc.
5.686%	08/09/24	1,400	1,390,850
PPG Industries, Inc.
5.508%	07/18/24	1,900	1,894,209
PPL Capital Funding, Inc.
5.488%	07/17/24	1,700	1,695,067
Walt Disney Co. (The)
5.608%	01/21/25	1,816	1,759,554

TOTAL COMMERCIAL PAPER (cost $9,410,738)			9,405,215

TOTAL SHORT-TERM INVESTMENTS (cost $473,191,906)			473,185,735

TOTAL INVESTMENTS—102.7% (cost $4,266,215,729)			4,580,241,396
Liabilities in excess of other assets(z) — (2.7)%			(121,494,088)

NET ASSETS — 100.0%			$4,458,747,308

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,396,559 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $113,265,279; cash collateral of $115,005,451 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,309	5 Year U.S. Treasury Notes	Sep. 2024	$139,510,772	$907,556
674	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	84,481,688	988,455
2,096	Euro STOXX 50 Index	Sep. 2024	110,574,474	(1,290,014)
1,187	Euro-BTP Italian Government Bond	Sep. 2024	146,558,683	(2,098,818)
417	FTSE 100 Index	Sep. 2024	43,287,891	31,271
956	Mini MSCI EAFE Index	Sep. 2024	112,004,960	(1,118,109)
1,171	S&P 500 E-Mini Index	Sep. 2024	323,283,825	1,551,698
602	S&P E-Mini Communication Services Index	Sep. 2024	68,206,600	1,405,959
488	TOPIX Index	Sep. 2024	85,246,069	1,044,154
709	XAE Energy Index	Sep. 2024	68,461,040	2,203,558
524	XAF Financial Index	Sep. 2024	67,091,650	1,172,450
96	XAK Technology Index	Sep. 2024	22,158,720	(87,074)

				4,711,086

Short Positions:
944	10 Year Euro-Bund	Sep. 2024	133,064,766	(955,782)
56	10 Year U.S. Ultra Treasury Notes	Sep. 2024	6,357,750	(60,492)
352	ASX SPI 200 Index	Sep. 2024	45,625,371	(241,101)
3,617	Mini MSCI Emerging Markets Index	Sep. 2024	196,800,970	182,405
1,044	Russell 2000 E-Mini Index	Sep. 2024	107,793,000	921,646
463	XAB Materials Index	Sep. 2024	43,883,140	15,270
609	XAP Consumer Staples Index	Sep. 2024	47,599,440	(304,500)
653	XAU Utilities Index	Sep. 2024	45,383,500	1,043,481
				600,927

				$5,312,013

Forward foreign currency exchange contracts outstanding at June 30, 2024:

		Notional		Value at
Purchase Contracts	Counterparty	Amount (000)		Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/24	BARC	AUD	194,999	$129,079,339	$130,170,821	$1,091,482	$—
Expiring 07/29/24	TD	AUD	20,822	13,580,504	13,902,510	322,006	—
British Pound,
Expiring 07/29/24	ML	GBP	216	269,486	273,696	4,210	—
Expiring 07/29/24	SSB	GBP	2,816	3,508,037	3,560,629	52,592	—
Canadian Dollar,
Expiring 07/29/24	ML	CAD	30,578	22,367,124	22,367,834	710	—
Danish Krone,
Expiring 07/29/24	SSB	DKK	14,144	2,062,736	2,034,727	—	(28,009)

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

		Notional		Value at
Purchase Contracts	Counterparty	Amount (000)		Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 07/29/24	SSB	DKK	11,410	$1,638,740	$1,641,483	$2,743	$—
Euro,
Expiring 07/29/24	BARC	EUR	2,437	2,654,632	2,613,921	—	(40,711)
Expiring 07/29/24	BARC	EUR	1,597	1,739,354	1,712,931	—	(26,423)
Expiring 07/29/24	BARC	EUR	897	970,400	962,215	—	(8,185)
Expiring 07/29/24	CITI	EUR	2,231	2,416,964	2,393,422	—	(23,542)
Expiring 07/29/24	CITI	EUR	1,097	1,181,497	1,176,852	—	(4,645)
Expiring 07/29/24	CITI	EUR	713	776,752	765,089	—	(11,663)
Expiring 07/29/24	SSB	EUR	7,521	8,051,348	8,066,900	15,552	—
Hong Kong Dollar,
Expiring 07/29/24	SSB	HKD	6,063	777,733	777,224	—	(509)
Japanese Yen,
Expiring 07/29/24	BARC	JPY	5,252,068	34,395,277	32,803,105	—	(1,592,172)
Expiring 07/29/24	CITI	JPY	270,267	1,775,036	1,688,019	—	(87,017)
Norwegian Krone,
Expiring 07/22/24	BARC	NOK	56,535	5,287,863	5,298,436	10,573	—
Expiring 07/22/24	CITI	NOK	1,376,000	128,814,589	128,957,935	143,346	—
Singapore Dollar,
Expiring 07/29/24	SSB	SGD	1,529	1,128,579	1,129,224	645	—
Expiring 07/29/24	SSB	SGD	872	643,117	643,870	753	—
Swedish Krona,
Expiring 07/22/24	CITI	SEK	696,092	66,406,434	65,755,674	—	(650,760)
Expiring 07/29/24	SSB	SEK	30,781	2,848,259	2,908,734	60,475	—
Swiss Franc,
Expiring 07/22/24	CITI	CHF	41,693	46,944,523	46,543,807	—	(400,716)
Expiring 07/29/24	SSB	CHF	2,623	2,908,308	2,930,472	22,164	—
Expiring 07/29/24	SSB	CHF	871	963,294	972,706	9,412	—

				$483,189,925	$482,052,236	1,736,663	(2,874,352)

		Notional		Value at
Sale Contracts	Counterparty	Amount (000)		Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/24	CITI	AUD	94,345	$62,260,200	$62,979,682	$—	$(719,482)
British Pound,
Expiring 07/29/24	BARC	GBP	1,955	2,499,233	2,472,192	27,041	—
Expiring 07/29/24	BARC	GBP	1,103	1,403,294	1,394,354	8,940	—
Expiring 07/29/24	RBC	GBP	3,033	3,771,523	3,834,324	—	(62,801)
Expiring 07/29/24	RBC	GBP	606	760,585	766,288	—	(5,703)
Expiring 07/29/24	SSB	GBP	2,034	2,587,886	2,571,460	16,426	—
Expiring 07/29/24	SSB	GBP	935	1,194,370	1,182,128	12,242	—
Expiring 07/29/24	SSB	GBP	902	1,148,136	1,140,421	7,715	—
Canadian Dollar,
Expiring 07/22/24	BARC	CAD	241,488	175,607,727	176,619,735	—	(1,012,008)
Danish Krone,
Expiring 07/29/24	ML	DKK	46,096	6,637,487	6,631,380	6,107	—
Euro,
Expiring 07/29/24	BARC	EUR	8,887	9,498,526	9,532,103	—	(33,577)
Expiring 07/29/24	RBC	EUR	8,140	8,733,382	8,730,501	2,881	—
Expiring 07/29/24	SSB	EUR	2,156	2,308,463	2,312,877	—	(4,414)
Expiring 07/29/24	SSB	EUR	1,328	1,422,887	1,424,650	—	(1,763)
Expiring 07/29/24	SSB	EUR	872	935,931	935,640	291	—
Expiring 07/29/24	SSB	EUR	701	762,699	752,338	10,361	—

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

		Notional		Value at
Sale Contracts	Counterparty	Amount (000)		Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar,
Expiring 07/29/24	RBC	HKD	15,972	$2,049,028	$2,047,408	$1,620	$—
Expiring 07/29/24	TD	HKD	37,472	4,799,274	4,803,302	—	(4,028)
Japanese Yen,
Expiring 07/29/24	BARC	JPY	940,059	6,176,231	5,871,377	304,854	—
Expiring 07/29/24	BARC	JPY	133,639	862,559	834,678	27,881	—
Expiring 07/29/24	ML	JPY	198,579	1,281,803	1,240,272	41,531	—
New Zealand Dollar,
Expiring 07/22/24	CITI	NZD	76,050	46,503,743	46,322,281	181,462	—
Expiring 07/22/24	ML	NZD	69,512	42,578,073	42,339,975	238,098	—
Singapore Dollar,
Expiring 07/29/24	TD	SGD	2,401	1,771,891	1,773,094	—	(1,203)
Swiss Franc,
Expiring 07/22/24	BARC	CHF	121,288	136,333,695	135,398,857	934,838	—
Expiring 07/29/24	RBC	CHF	687	762,048	767,525	—	(5,477)
Expiring 07/29/24	SSB	CHF	7,335	8,106,897	8,195,027	—	(88,130)
Expiring 07/29/24	SSB	CHF	1,033	1,146,296	1,154,229	—	(7,933)
Expiring 07/29/24	SSB	CHF	693	768,348	774,099	—	(5,751)

				$534,672,215	$534,802,197	1,822,288	(1,952,270)

						$3,558,951	$(4,826,622)

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110%(Q)	190	$3,039	$—	$3,039	BARC
ABX.HE.AAA	05/25/46	0.110%(Q)	170	2,719	—	2,719	CSI
ABX.HE.AAA	05/25/46	0.110%(Q)	150	2,399	—	2,399	BOA
ABX.HE.AAA	05/25/46	0.110%(Q)	90	1,440	—	1,440	CSI
ABX.HE.AAA	05/25/46	0.110%(M)	70	1,120	—	1,120	BOA
CMBX.NA.BBB-	02/17/51	5.000%(M)	350	61	—	61	CITI

				$10,778	$—	$10,778

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$10,778	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$50,529,004

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$2,105,025,243	$—	$—
Common Stocks	1,110,937,612	565,442,551	135,537
Preferred Stocks	1,420,941	—	750,300
Rights	—	824	—
Warrants	—	—	7,970
Asset-Backed Securities
Automobiles	—	50,353,259	—
Credit Cards	—	6,786,251	—
Equipment	—	5,218,725	—
Home Equity Loans	—	4,085	—
Other	—	5,913,289	—
Corporate Bonds	—	180,346,828	—	**
Floating Rate and Other Loans	—	93,445	502,752
Residential Mortgage-Backed Securities	—	43,210	—
U.S. Treasury Obligations	—	74,072,839	—
Short-Term Investments
Affiliated Mutual Funds	455,941,401	—	—
Certificates of Deposit	—	7,839,119	—
Commercial Paper	—	9,405,215	—

Total	$3,673,325,197	$905,519,640	$1,396,559

Other Financial Instruments*
Assets
Futures Contracts	$11,467,903	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$3,558,951	$—
OTC Credit Default Swap Agreements	—	10,778	—

Total	$11,467,903	$3,569,729	$—

Liabilities
Futures Contracts	$(6,155,890)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(4,826,622)	—

Total	$(6,155,890)	$(4,826,622)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (2.6% represents investments purchased with collateral from securities on loan)	57.4%
Semiconductors & Semiconductor Equipment	4.1
Banks	3.2
Software	2.6
Oil, Gas & Consumable Fuels	2.0
Technology Hardware, Storage & Peripherals	1.8
Insurance	1.7
U.S. Treasury Obligations	1.7
Interactive Media & Services	1.6
Broadline Retail	1.4
Automobiles	1.3
Pharmaceuticals	1.3
Financial Services	1.2
Capital Markets	1.1
Specialty Retail	1.0
Chemicals	1.0
Beverages	0.9
Biotechnology	0.9
Food Products	0.9
Hotels, Restaurants & Leisure	0.8
Machinery	0.8
Electric Utilities	0.8
Health Care Providers & Services	0.8
Aerospace & Defense	0.7
Ground Transportation	0.7
Textiles, Apparel & Luxury Goods	0.7
Health Care Equipment & Supplies	0.6
Consumer Staples Distribution & Retail	0.5
Construction & Engineering	0.5
Professional Services	0.4
Electric	0.4
Industrial Conglomerates	0.4
Auto Manufacturers	0.3
Building Products	0.3
Specialized REITs	0.3
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	0.3
Household Durables	0.3

Multi-Utilities	0.3%
Industrial REITs	0.2
Trading Companies & Distributors	0.2
Commercial Paper	0.2
Health Care REITs	0.2
Media	0.2
Certificates of Deposit	0.2
Automobile Components	0.2
Commercial Services & Supplies	0.2
Metals & Mining	0.2
Consumer Finance	0.2
Retail REITs	0.2
Healthcare-Products	0.2
Credit Cards	0.2
Real Estate Management & Development	0.1
Entertainment	0.1
Foods	0.1
Containers & Packaging	0.1
Other	0.1
Diversified Financial Services	0.1
Equipment	0.1
Pipelines	0.1
IT Services	0.1
Retail	0.1
Real Estate Investment Trusts (REITs)	0.1
Construction Materials	0.1
Residential REITs	0.1
Air Freight & Logistics	0.1
Life Sciences Tools & Services	0.1
Machinery-Diversified	0.1
Energy Equipment & Services	0.1
Computers	0.1
Communications Equipment	0.1
Household Products	0.1
Iron/Steel	0.1
Machinery-Construction & Mining	0.1
Building Materials	0.1
Diversified Telecommunication Services	0.1
Tobacco	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Industry Classification (continued):

Healthcare-Services	0.1%
Personal Care Products	0.1
Commercial Services	0.1
Wireless Telecommunication Services	0.0	*
Leisure Products	0.0	*
Mining	0.0	*
Advertising	0.0	*
Hotel & Resort REITs	0.0	*
Environmental Control	0.0	*
Telecommunications	0.0	*
Oil & Gas	0.0	*
Packaging & Containers	0.0	*
Diversified Consumer Services	0.0	*
Trucking & Leasing	0.0	*
Semiconductors	0.0	*

Lodging	0.0	*%
Transportation Infrastructure	0.0	*
Health Care Technology	0.0	*
Distributors	0.0	*
Miscellaneous Manufacturing	0.0	*
Agriculture	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Home Equity Loans	0.0	*
Cosmetics/Personal Care	0.0	*

	102.7
Liabilities in excess of other assets	(2.7)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$10,778		—	$—
Equity contracts	Due from/to broker-variation margin futures	9,571,892	*	Due from/to broker-variation margin futures	3,040,798	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,558,951		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,826,622
Interest rate contracts	Due from/to broker-variation margin futures	1,896,011	*	Due from/to broker-variation margin futures	3,115,092	*

		$15,037,632			$10,982,512

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts
Equity contracts	$47,860,258	$—
Foreign exchange contracts	—	(6,307,693)
Interest rate contracts	(11,000,116)	—

Total	$36,860,142	$(6,307,693)

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(1,415)
Equity contracts	(2,854,638)	—	—
Foreign exchange contracts	—	(1,807,859)	—
Interest rate contracts	(39,321,129)	—	—

Total	$(42,175,767)	$(1,807,859)	$(1,415)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,497,423,463
Futures Contracts - Short Positions (1)	487,646,425
Forward Foreign Currency Exchange Contracts - Purchased (2)	329,974,399
Forward Foreign Currency Exchange Contracts - Sold (2)	350,347,015
Cross Currency Exchange Contracts (3)	46,095,514
Credit Default Swap Agreements - Buy Protection (1)	1,020,000

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$113,265,279	$(113,265,279)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$2,408,648	$(2,713,076)	$(304,428)	$—	$(304,428)
BOA	3,519	—	3,519	—	3,519
CITI	324,869	(1,897,825)	(1,572,956)	—	(1,572,956)
CSI	4,159	—	4,159	—	4,159
ML	290,656	—	290,656	—	290,656
RBC	4,501	(73,981)	(69,480)	—	(69,480)
SSB	211,371	(136,509)	74,862	—	74,862
TD	322,006	(5,231)	316,775	—	316,775

	$3,569,729	$(4,826,622)	$(1,256,893)	$—	$(1,256,893)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $113,265,279:
Affiliated investments (cost $2,499,968,008)	$2,560,966,644
Unaffiliated investments (cost $1,766,247,721)	2,019,274,752
Foreign currency, at value (cost $611,709)	610,629
Cash	4,197
Dividends and interest receivable	4,195,628
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,558,951
Tax reclaim receivable	3,024,276
Receivable for investments sold	1,872,272
Receivable for Portfolio shares sold	87,248
Receivable from affiliate	13,103
Unrealized appreciation on OTC swap agreements	10,778
Prepaid expenses	3,874

Total Assets	4,593,622,352

LIABILITIES
Payable to broker for collateral for securities on loan	115,005,451
Payable for investments purchased	5,582,325
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,826,622
Payable for Portfolio shares purchased	4,097,312
Payable to affiliate	1,532,057
Management fee payable	1,213,170
Due to broker-variation margin futures	1,205,337
Accrued expenses and other liabilities	968,014
Foreign capital gains tax liability accrued	260,524
Distribution fee payable	183,525
Affiliated transfer agent fee payable	707

Total Liabilities	134,875,044

NET ASSETS	$4,458,747,308

Net assets were comprised of:
Partners’ Equity	$4,458,747,308

Net asset value and redemption price per share, $4,458,747,308 / 184,310,242 outstanding shares of beneficial interest	$24.19

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,283,878 foreign withholding tax, of which $140,634 is reimbursable by an affiliate)	$17,053,001
Affiliated dividend income	9,907,312
Interest income	9,056,681
Income from securities lending, net (including affiliated income of $77,816)	82,870

Total income	36,099,864

EXPENSES
Management fee	16,743,639
Distribution fee	5,557,222
Custodian and accounting fees	263,288
Professional fees	60,851
Audit fee.	42,267
Trustees’ fees	38,875
Shareholders’ reports	6,566
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	48,214

Total expenses	22,765,417
Less: Fee waiver and/or expense reimbursement	(2,537,126)

Net expenses	20,228,291

NET INVESTMENT INCOME (LOSS)	15,871,573

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(19,327)) (net of foreign capital gains taxes $4,107)	88,974,596
Futures transactions	36,860,142
Forward and cross currency contract transactions	(6,307,693)
Foreign currency transactions	14,651

119,541,696

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,993,376)) (net of change in foreign capital gains taxes $(24,637))	83,351,838
Futures	(42,175,767)
Forward and cross currency contracts	(1,807,859)
Swap agreements	(1,415)
Foreign currencies	(42,854)

39,323,943

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	158,865,639

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$174,737,212

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$15,871,573	$36,090,378
Net realized gain (loss) on investment and foreign currency transactions	119,541,696	25,306,817
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	39,323,943	281,297,322

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	174,737,212	342,694,517

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [6,248,232 and 61,657,427 shares, respectively]	148,082,035	1,355,309,979
Portfolio shares issued in merger [0 and 77,513,290 shares, respectively]	—	1,689,014,584
Portfolio shares purchased [18,139,135 and 76,287,505 shares, respectively]	(424,183,271)	(1,635,118,356)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(276,101,236)	1,409,206,207

TOTAL INCREASE (DECREASE)	(101,364,024)	1,751,900,724
NET ASSETS:
Beginning of period	4,560,111,332	2,808,210,608

End of period	$4,458,747,308	$4,560,111,332

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020		2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$23.24		$21.06	$24.99	$23.16	$20.80		$18.14

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.18	0.26	0.15	0.23		0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.87		2.00	(4.19)	1.68	2.13		2.30

Total from investment operations	0.95		2.18	(3.93)	1.83	2.36		2.66

Capital Contributions	—		—	—	—	—		—	(b)(c)(d)

Net Asset Value, end of period	$24.19		$23.24	$21.06	$24.99	$23.16		$20.80

Total Return(e)	4.09%		10.35%	(15.73)%	7.95%	11.35%		14.61	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,459		$4,560	$2,808	$4,912	$2,286		$2,288
Average net assets (in millions)	$4,470		$4,281	$3,620	$4,656	$2,061		$2,245
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.91	%(h)	0.91%	0.91%	0.92%	1.12	%(i)	1.12	%(i)
Expenses before waivers and/or expense reimbursement	1.02	%(h)	1.02%	1.03%	1.03%	1.13	%(i)	1.13	%(i)
Net investment income (loss)	0.71	%(h)	0.84%	1.16%	0.60%	1.12%		1.84%
Portfolio turnover rate(j)	18%		73%	192%	192%	150%		89%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01% and 0.02% for the years ended December 31, 2020 and 2019, respectively.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.9%
AFFILIATED MUTUAL FUND — 13.6%
Fixed Income
AST T. Rowe Price Fixed Income Central Portfolio*	175,349,807	$1,890,270,918

(cost $1,765,563,157)(wa)
COMMON STOCKS — 54.4%
Aerospace & Defense — 0.9%
Boeing Co. (The)*(a)	79,055	14,388,801
General Dynamics Corp.(a)	9,024	2,618,223
General Electric Co.	154,586	24,574,536
Howmet Aerospace, Inc.	72,448	5,624,138
Huntington Ingalls Industries, Inc.	4,322	1,064,638
Kratos Defense & Security Solutions, Inc.*(a)	75,032	1,501,390
L3Harris Technologies, Inc.	45,225	10,156,631
Loar Holdings, Inc.*	10,496	560,591
Lockheed Martin Corp.	5,025	2,347,178
Melrose Industries PLC (United Kingdom)	1,637,795	11,406,333
Moog, Inc. (Class A Stock)	10,185	1,703,951
Northrop Grumman Corp.	14,319	6,242,368
RTX Corp.	67,156	6,741,791
Safran SA (France)	72,321	15,242,260
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(a)	86,079	2,829,417
TransDigm Group, Inc.	9,058	11,572,591
Triumph Group, Inc.*	100,522	1,549,044

		120,123,881

Air Freight & Logistics — 0.1%
FedEx Corp.	30,190	9,052,170
GXO Logistics, Inc.*	30,288	1,529,544

		10,581,714

Automobile Components — 0.3%
Aptiv PLC*	21,625	1,522,832
Autoliv, Inc. (Sweden)(a)	21,197	2,267,867
Autoliv, Inc. (Sweden), SDR	95,206	10,159,085
Denso Corp. (Japan)	715,300	11,165,147
Dowlais Group PLC (United Kingdom)	2,241,204	2,069,952
Gentherm, Inc.*	9,233	455,372
Magna International, Inc. (Canada)(a)	183,431	7,685,759
Patrick Industries, Inc.(a)	5,923	642,942
Stanley Electric Co. Ltd. (Japan)	213,900	3,832,821
Stoneridge, Inc.*	66,106	1,055,052
Visteon Corp.*	9,975	1,064,332

		41,921,161

Automobiles — 0.7%
General Motors Co.	48,756	2,265,204
Honda Motor Co. Ltd. (Japan)	355,600	3,822,697
Rivian Automotive, Inc. (Class A Stock)*(a)	273,027	3,664,022
Suzuki Motor Corp. (Japan)	721,200	8,325,977
Tesla, Inc.*	286,815	56,754,952
Toyota Motor Corp. (Japan)	1,078,400	22,126,046

		96,958,898

	Shares	Value

COMMON STOCKS (continued)
Banks — 2.5%
ANZ Group Holdings Ltd. (Australia)	408,170	$7,668,576
Bancorp, Inc. (The)*	48,157	1,818,408
Bank of America Corp.	739,904	29,425,982
BankUnited, Inc.	54,381	1,591,732
BNP Paribas SA (France)	137,578	8,798,403
Capitol Federal Financial, Inc.	194,647	1,068,612
Citigroup, Inc.	329,442	20,906,389
DBS Group Holdings Ltd. (Singapore)	349,208	9,197,721
Dime Community Bancshares, Inc.	48,499	989,380
DNB Bank ASA (Norway)	970,998	19,051,838
East West Bancorp, Inc.(a)	72,394	5,301,413
Fifth Third Bancorp(a)	181,465	6,621,658
First BanCorp. (Puerto Rico)	149,686	2,737,757
First Citizens BancShares, Inc. (Class A Stock)(a)	500	841,805
HDFC Bank Ltd. (India)	482,281	9,739,283
Home BancShares, Inc.	73,580	1,762,977
Huntington Bancshares, Inc.	506,717	6,678,530
ING Groep NV (Netherlands)	1,358,918	23,349,826
Intesa Sanpaolo SpA (Italy)	2,786,911	10,357,315
JPMorgan Chase & Co.	274,010	55,421,263
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,329,800	14,351,238
National Bank Holdings Corp. (Class A Stock)	39,251	1,532,752
National Bank of Canada (Canada)	200,410	15,895,975
OFG Bancorp (Puerto Rico)	66,552	2,492,372
Pacific Premier Bancorp, Inc.	51,617	1,185,642
PNC Financial Services Group, Inc. (The)	23,700	3,684,876
Popular, Inc. (Puerto Rico)	57,519	5,086,405
Seacoast Banking Corp. of Florida	48,221	1,139,944
Standard Chartered PLC (United Kingdom)	1,045,000	9,435,791
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	225,662	5,185,982
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,078,599	10,307,244
Truist Financial Corp.	59,797	2,323,113
United Overseas Bank Ltd. (Singapore)	564,200	13,014,022
Webster Financial Corp.	66,941	2,917,958
Wells Fargo & Co.	348,151	20,676,688
Westamerica BanCorp	30,452	1,477,836
Western Alliance Bancorp	85,343	5,361,247
WSFS Financial Corp.	41,986	1,973,342
Zions Bancorp NA	20,164	874,513

		342,245,808

Beverages — 0.8%
Boston Beer Co., Inc. (The) (Class A Stock)*	2,720	829,736
Celsius Holdings, Inc.*(a)	29,370	1,676,733
Coca-Cola Co. (The)	469,984	29,914,482
Constellation Brands, Inc. (Class A Stock)(a)	29,565	7,606,483
Diageo PLC (United Kingdom)	351,655	11,039,860
Heineken NV (Netherlands)	134,646	13,026,466
Keurig Dr. Pepper, Inc.	325,357	10,866,924
Kirin Holdings Co. Ltd. (Japan)(a)	297,800	3,846,860

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Monster Beverage Corp.*	65,609	$3,277,170
PepsiCo, Inc.	146,844	24,218,981

		106,303,695

Biotechnology — 1.0%
AbbVie, Inc.	154,402	26,483,031
ACADIA Pharmaceuticals, Inc.*	63,362	1,029,632
Agios Pharmaceuticals, Inc.*(a)	28,247	1,218,011
Akero Therapeutics, Inc.*(a)	16,043	376,369
Alkermes PLC*(a)	48,876	1,177,912
Alnylam Pharmaceuticals, Inc.*(a)	12,839	3,119,877
Amgen, Inc.	67,341	21,040,695
Apogee Therapeutics, Inc.*(a)	7,199	283,281
Argenx SE (Netherlands), ADR*	15,596	6,706,904
Avidity Biosciences, Inc.*	14,339	585,748
Biogen, Inc.*	24,423	5,661,740
Biohaven Ltd.*	21,800	756,678
BioMarin Pharmaceutical, Inc.*	19,528	1,607,740
Blueprint Medicines Corp.*(a)	23,200	2,500,496
Cargo Therapeutics, Inc.*(a)	22,246	365,279
Celldex Therapeutics, Inc.*	19,819	733,501
Crinetics Pharmaceuticals, Inc.*(a)	20,159	902,922
Denali Therapeutics, Inc.*	17,325	402,286
Exact Sciences Corp.*(a)	9,943	420,092
Genmab A/S (Denmark)*	18,779	4,705,895
Gilead Sciences, Inc.	54,204	3,718,936
GRAIL, Inc.*	2,569	39,486
Ideaya Biosciences, Inc.*	15,421	541,431
IGM Biosciences, Inc.*(a)	70,074	481,408
Insmed, Inc.*	63,083	4,226,561
Intellia Therapeutics, Inc.*(a)	21,376	478,395
Ionis Pharmaceuticals, Inc.*(a)	29,651	1,413,167
Kymera Therapeutics, Inc.*	32,076	957,469
Madrigal Pharmaceuticals, Inc.*(a)	2,772	776,604
Moderna, Inc.*	8,641	1,026,119
Morphic Holding, Inc.*(a)	14,336	488,428
Neurocrine Biosciences, Inc.*	15,304	2,106,902
Nurix Therapeutics, Inc.*	22,444	468,406
Prothena Corp. PLC (Ireland)*	21,953	453,110
Regeneron Pharmaceuticals, Inc.*	10,370	10,899,181
Relay Therapeutics, Inc.*	71,981	469,316
Replimune Group, Inc.*	59,181	532,629
REVOLUTION Medicines, Inc.*(a)	35,989	1,396,733
Rocket Pharmaceuticals, Inc.*	22,990	494,975
Scholar Rock Holding Corp.*(a)	137,195	1,142,834
SpringWorks Therapeutics, Inc.*(a)	16,429	618,880
Ultragenyx Pharmaceutical, Inc.*	25,901	1,064,531
Vaxcyte, Inc.*(a)	14,742	1,113,168
Vera Therapeutics, Inc.*(a)	18,278	661,298
Vertex Pharmaceuticals, Inc.*	35,010	16,409,887
Xencor, Inc.*	42,314	801,004

		132,858,947

Broadline Retail — 1.5%
Alibaba Group Holding Ltd. (China), ADR	34,714	2,499,408
Amazon.com, Inc.*	958,751	185,278,631
Kohl’s Corp.(a)	82,452	1,895,571
Next PLC (United Kingdom)	102,353	11,680,329

	Shares	Value

COMMON STOCKS (continued)
Broadline Retail (cont’d.)
Ollie’s Bargain Outlet Holdings, Inc.*	9,693	$951,562

		202,305,501

Building Products — 0.2%
Armstrong World Industries, Inc.	26,056	2,950,582
AZEK Co., Inc. (The)*	47,822	2,014,741
Carlisle Cos., Inc.	5,438	2,203,532
Carrier Global Corp.(a)	114,239	7,206,196
Gibraltar Industries, Inc.*	27,676	1,897,190
Insteel Industries, Inc.	58,994	1,826,454
Johnson Controls International PLC	58,930	3,917,077
Trane Technologies PLC	17,681	5,815,811
Trex Co., Inc.*	21,948	1,626,786

		29,458,369

Capital Markets — 1.4%
Ares Management Corp. (Class A Stock)(a)	76,057	10,136,877
Bank of New York Mellon Corp. (The)	118,116	7,073,967
BlackRock, Inc.	8,523	6,710,328
Blackstone, Inc.	32,800	4,060,640
Blue Owl Capital, Inc.(a)	71,494	1,269,018
Bridgepoint Group PLC (United Kingdom), 144A	1,489,791	4,114,798
Brookfield Corp. (Canada)	239,286	9,952,395
Cboe Global Markets, Inc.	41,872	7,120,752
Charles Schwab Corp. (The)	256,181	18,877,978
Coinbase Global, Inc. (Class A Stock)*	16,345	3,632,349
CVC Capital Partners PLC (Luxembourg), 144A*	297,862	5,465,985
FactSet Research Systems, Inc.(a)	2,100	857,367
Goldman Sachs Group, Inc. (The)	32,515	14,707,185
Intercontinental Exchange, Inc.	71,640	9,806,800
Julius Baer Group Ltd. (Switzerland)	169,514	9,481,293
KKR & Co., Inc.(a)	81,162	8,541,489
LPL Financial Holdings, Inc.	24,473	6,835,309
Macquarie Group Ltd. (Australia)	66,541	9,054,326
Moody’s Corp.(a)	18,457	7,769,105
Morgan Stanley	139,432	13,551,396
Morningstar, Inc.	8,000	2,366,800
MSCI, Inc.	3,156	1,520,403
Open Lending Corp.*	117,647	656,470
S&P Global, Inc.	28,491	12,706,986
StepStone Group, Inc. (Class A Stock)(a)	22,007	1,009,901
Tradeweb Markets, Inc. (Class A Stock)	86,491	9,168,046
Virtus Investment Partners, Inc.	12,507	2,824,706

		189,272,669

Chemicals — 0.9%
Air Liquide SA (France)	99,485	17,169,858
Akzo Nobel NV (Netherlands)	117,581	7,166,480
Asahi Kasei Corp. (Japan)	685,400	4,401,025
BASF SE (Germany)	160,958	7,781,124
CF Industries Holdings, Inc.	85,408	6,330,441
Covestro AG (Germany), 144A*	140,505	8,235,964
Element Solutions, Inc.	47,161	1,279,006
HB Fuller Co.	24,905	1,916,689

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Huntsman Corp.	80,338	$1,829,296
International Flavors & Fragrances, Inc.	13,667	1,301,235
Johnson Matthey PLC (United Kingdom)	279,913	5,550,369
LG Chem Ltd. (South Korea)	2,428	605,045
Linde PLC	85,927	37,705,627
Lotte Chemical Corp. (South Korea)	5,142	426,557
Minerals Technologies, Inc.	7,806	649,147
Mosaic Co. (The)	139,929	4,043,948
Quaker Chemical Corp.(a)	5,912	1,003,266
RPM International, Inc.(a)	59,564	6,413,851
Scotts Miracle-Gro Co. (The)(a)	30,494	1,983,940
Sherwin-Williams Co. (The)	35,759	10,671,558
Shin-Etsu Chemical Co. Ltd. (Japan)	57,700	2,243,471
Umicore SA (Belgium)	227,704	3,426,669

		132,134,566

Commercial Services & Supplies — 0.4%
Casella Waste Systems, Inc. (Class A Stock)*(a)	7,308	725,100
Cintas Corp.	8,810	6,169,291
Copart, Inc.*	102,570	5,555,191
Element Fleet Management Corp. (Canada)	863,587	15,711,911
HNI Corp.	58,923	2,652,713
MSA Safety, Inc.	13,824	2,594,627
OPENLANE, Inc.*(a)	83,291	1,381,798
Republic Services, Inc.	10,119	1,966,526
Stericycle, Inc.*	40,173	2,335,257
Veralto Corp.	8,592	820,278
Waste Connections, Inc.(a)	40,276	7,062,799
Waste Management, Inc.	15,700	3,349,438

		50,324,929

Communications Equipment — 0.2%
Arista Networks, Inc.*	17,154	6,012,134
Ciena Corp.*	27,540	1,326,877
Cisco Systems, Inc.	292,790	13,910,453
Harmonic, Inc.*(a)	61,980	729,505
Lumentum Holdings, Inc.*(a)	21,308	1,085,003
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,552,376	9,635,937

		32,699,909

Construction & Engineering — 0.1%
API Group Corp.*	80,183	3,017,286
Comfort Systems USA, Inc.	5,033	1,530,636
EMCOR Group, Inc.	4,339	1,584,082
Quanta Services, Inc.(a)	3,500	889,315
Valmont Industries, Inc.	6,664	1,828,935
WillScot Mobile Mini Holdings Corp.*(a)	85,974	3,236,061
Worley Ltd. (Australia)	811,193	8,078,075

		20,164,390

Construction Materials — 0.1%
CRH PLC	64,306	4,821,664
Summit Materials, Inc. (Class A Stock)*	52,902	1,936,742

	Shares	Value

COMMON STOCKS (continued)
Construction Materials (cont’d.)
Vulcan Materials Co.	29,587	$7,357,695

		14,116,101

Consumer Finance — 0.2%
Ally Financial, Inc.	153,857	6,103,507
American Express Co.	74,411	17,229,867
Discover Financial Services	37,928	4,961,362
OneMain Holdings, Inc.(a)	67,135	3,255,376
SLM Corp.	48,950	1,017,671

		32,567,783

Consumer Staples Distribution & Retail — 0.8%
BJ’s Wholesale Club Holdings, Inc.*	30,392	2,669,633
Casey’s General Stores, Inc.	8,577	3,272,640
Costco Wholesale Corp.	44,306	37,659,657
Dollar General Corp.(a)	56,873	7,520,317
Seven & i Holdings Co. Ltd. (Japan)	937,400	11,455,188
Sprouts Farmers Market, Inc.*(a)	33,232	2,780,189
Sysco Corp.(a)	30,700	2,191,673
Target Corp.	54,673	8,093,791
Walmart, Inc.	452,866	30,663,557
Welcia Holdings Co. Ltd. (Japan)	134,300	1,674,779

		107,981,424

Containers & Packaging — 0.1%
Amcor PLC, CDI	294,625	2,917,349
Ball Corp.	109,799	6,590,136
Graphic Packaging Holding Co.(a)	74,879	1,962,579
International Paper Co.(a)	19,315	833,442
Myers Industries, Inc.	74,861	1,001,640
Packaging Corp. of America	33,649	6,142,961

		19,448,107

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*(a)	28,081	3,091,156
Duolingo, Inc.*(a)	10,040	2,095,047
Service Corp. International	17,823	1,267,750
Strategic Education, Inc.	11,566	1,279,894

		7,733,847

Diversified REITs — 0.0%
WP Carey, Inc.	24,431	1,344,927

Diversified Telecommunication Services — 0.3%
BT Group PLC (United Kingdom)(a)	5,564,066	9,864,274
Cellnex Telecom SA (Spain), 144A	12,430	404,279
GCI Liberty, Inc. (Class A Stock)*^	51,000	5
Iridium Communications, Inc.	24,071	640,770
KT Corp. (South Korea)	263,064	7,129,357
Liberty Global Ltd. (Belgium) (Class C Stock)*(a)	95,951	1,712,725
Nippon Telegraph & Telephone Corp. (Japan)	18,219,700	17,228,613
Verizon Communications, Inc.(a)	104,414	4,306,033

		41,286,056

Electric Utilities — 0.5%
Constellation Energy Corp.	40,914	8,193,847

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Exelon Corp.	49,800	$1,723,578
FirstEnergy Corp.	139,317	5,331,662
IDACORP, Inc.	14,694	1,368,746
MGE Energy, Inc.(a)	14,197	1,060,800
NextEra Energy, Inc.(a)	326,830	23,142,832
OGE Energy Corp.	19,343	690,545
PG&E Corp.	849,247	14,827,853
PPL Corp.	37,607	1,039,833
Southern Co. (The)(a)	137,002	10,627,245
Xcel Energy, Inc.	141,900	7,578,879

		75,585,820

Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	407,873	22,616,933
Atkore, Inc.	12,297	1,659,234
Emerson Electric Co.	28,904	3,184,065
GE Vernova, Inc.*	85,767	14,709,898
Hubbell, Inc.	17,799	6,505,179
Legrand SA (France)	133,032	13,204,117
Mitsubishi Electric Corp. (Japan)	910,500	14,590,871
Prysmian SpA (Italy)	281,188	17,359,701
Rockwell Automation, Inc.(a)	35,491	9,769,962
Schneider Electric SE	3,940	944,598
Sensata Technologies Holding PLC	26,058	974,309
Shoals Technologies Group, Inc. (Class A Stock)*	52,990	330,658
Sunrun, Inc.*(a)	65,162	772,821
Thermon Group Holdings, Inc.*	51,534	1,585,186
Vertiv Holdings Co. (Class A Stock)	68,041	5,890,309

		114,097,841

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	212,563	14,320,369
Belden, Inc.(a)	30,888	2,897,294
Cognex Corp.(a)	50,996	2,384,573
Coherent Corp.*	40,110	2,906,371
Hamamatsu Photonics KK (Japan)	167,500	4,499,658
Keysight Technologies, Inc.*	55,484	7,587,437
Largan Precision Co. Ltd. (Taiwan)	35,000	2,953,634
Littelfuse, Inc.	9,412	2,405,613
Murata Manufacturing Co. Ltd. (Japan)	327,600	6,784,065
Novanta, Inc.*(a)	11,440	1,865,978
Omron Corp. (Japan)	86,800	3,005,723
TE Connectivity Ltd.	71,897	10,815,466
Teledyne Technologies, Inc.*	15,007	5,822,416
Zebra Technologies Corp. (Class A Stock)*	21,383	6,605,850

		74,854,447

Energy Equipment & Services — 0.3%
Atlas Energy Solutions, Inc.(a)	74,118	1,477,172
Baker Hughes Co.	56,488	1,986,683
Expro Group Holdings NV*	105,869	2,426,517
Halliburton Co.(a)	207,727	7,017,018
Noble Corp. PLC(a)	58,378	2,606,578
Schlumberger NV	295,590	13,945,936
Seadrill Ltd. (Norway)*	18,271	940,957
TechnipFMC PLC (United Kingdom)	227,046	5,937,253

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
Tenaris SA, ADR	28,370	$865,852
Tidewater, Inc.*	28,971	2,758,329
Weatherford International PLC*	16,275	1,992,874

		41,955,169

Entertainment — 0.4%
Endeavor Group Holdings, Inc. (Class A Stock)	83,820	2,265,654
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	35,048	2,517,848
Madison Square Garden Sports Corp.*	3,561	669,931
Netflix, Inc.*	64,281	43,381,961
ROBLOX Corp. (Class A Stock)*	29,622	1,102,235
Sphere Entertainment Co.*	27,647	969,304
Walt Disney Co. (The)	96,465	9,578,010
Warner Music Group Corp. (Class A Stock)(a)	32,921	1,009,029

		61,493,972

Financial Services — 1.7%
Adyen NV (Netherlands), 144A*	2,990	3,551,151
Apollo Global Management, Inc.	83,750	9,888,362
Berkshire Hathaway, Inc. (Class B Stock)*	134,433	54,687,344
Block, Inc.*	44,793	2,888,700
Challenger Ltd. (Australia)	658,758	3,069,968
Corebridge Financial, Inc.	287,705	8,377,970
Corpay, Inc.*	32,699	8,711,341
Equitable Holdings, Inc.	206,985	8,457,407
Euronet Worldwide, Inc.*	7,194	744,579
Fiserv, Inc.*(a)	129,907	19,361,339
Global Payments, Inc.	69,252	6,696,668
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	34,777	1,029,399
Mastercard, Inc. (Class A Stock)	90,324	39,847,336
Mitsubishi HC Capital, Inc. (Japan)	720,000	4,763,873
Mr. Cooper Group, Inc.*	7,708	626,121
Payoneer Global, Inc.*	250,921	1,390,102
Toast, Inc. (Class A Stock)*(a)	66,806	1,721,591
Visa, Inc. (Class A Stock)(a)	192,527	50,532,562
Voya Financial, Inc.	122,845	8,740,422
Western Union Co. (The)	109,249	1,335,023

		236,421,258

Food Products — 0.5%
Barry Callebaut AG (Switzerland)	2,387	3,891,317
Darling Ingredients, Inc.*	15,909	584,656
Flowers Foods, Inc.	76,303	1,693,927
Freshpet, Inc.*	8,844	1,144,325
Kraft Heinz Co. (The)	62,168	2,003,053
Mondelez International, Inc. (Class A Stock)	133,174	8,714,907
Mriya Recovery Certificates (Ukraine)^	1,359,527	7,280
Nestle SA	400,613	40,892,287
Post Holdings, Inc.*	20,619	2,147,675
Tyson Foods, Inc. (Class A Stock)	28,275	1,615,633
Wilmar International Ltd. (China)	3,390,100	7,730,325

		70,425,385

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Gas Utilities — 0.1%
Atmos Energy Corp.	36,300	$4,234,395
Beijing Enterprises Holdings Ltd. (China)	409,500	1,373,860
Chesapeake Utilities Corp.	5,311	564,028
National Fuel Gas Co.(a)	11,677	632,777
ONE Gas, Inc.(a)	13,736	877,044
Southwest Gas Holdings, Inc.(a)	16,185	1,139,100

		8,821,204

Ground Transportation — 0.6%
Canadian National Railway Co. (Canada)(a)	37,265	4,402,115
Central Japan Railway Co. (Japan)	279,500	6,058,759
CSX Corp.	410,276	13,723,732
J.B. Hunt Transport Services, Inc.	14,739	2,358,240
Landstar System, Inc.	3,577	659,885
Norfolk Southern Corp.	35,713	7,667,224
Old Dominion Freight Line, Inc.(a)	82,839	14,629,367
Ryder System, Inc.(a)	15,138	1,875,295
Saia, Inc.*(a)	18,254	8,657,690
Uber Technologies, Inc.*	277,381	20,160,051

		80,192,358

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	86,513	8,989,566
Alcon, Inc. (Switzerland)	91,160	8,103,387
Atrion Corp.(a)	1,728	781,799
Avanos Medical, Inc.*	26,310	524,095
Becton, Dickinson & Co.	52,933	12,370,972
Boston Scientific Corp.*	125,696	9,679,849
DENTSPLY SIRONA, Inc.(a)	37,212	926,951
Dexcom, Inc.*	78,315	8,879,355
Edwards Lifesciences Corp.*	121,239	11,198,847
Elekta AB (Sweden) (Class B Stock)	715,569	4,461,490
Enovis Corp.*(a)	16,151	730,025
Envista Holdings Corp.*	23,967	398,571
EssilorLuxottica SA (France)	46,713	10,037,860
Hologic, Inc.*	73,322	5,444,159
IDEXX Laboratories, Inc.*	5,400	2,630,880
Inspire Medical Systems, Inc.*(a)	3,958	529,699
Intuitive Surgical, Inc.*	46,412	20,646,378
iRhythm Technologies, Inc.*(a)	6,224	669,951
Koninklijke Philips NV (Netherlands)*	438,628	11,030,852
Lantheus Holdings, Inc.*	20,759	1,666,740
Medtronic PLC	68,892	5,422,489
Novocure Ltd.*	37,521	642,735
Penumbra, Inc.*(a)	15,121	2,721,326
PROCEPT BioRobotics Corp.*(a)	45,193	2,760,840
Siemens Healthineers AG (Germany), 144A	247,842	14,272,988
Stryker Corp.	49,724	16,918,591
Zimmer Biomet Holdings, Inc.	93,527	10,150,485

		172,590,880

Health Care Providers & Services — 1.0%
agilon health, Inc.*(a)	114,761	750,537
Cardinal Health, Inc.	30,500	2,998,760
Cencora, Inc.(a)	21,114	4,756,984

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Cigna Group (The)	47,476	$15,694,141
Elevance Health, Inc.	35,334	19,146,081
Encompass Health Corp.	14,799	1,269,606
Fresenius SE & Co. KGaA (Germany)*	271,358	8,106,628
Guardant Health, Inc.*	33,638	971,465
HCA Healthcare, Inc.(a)	5,342	1,716,278
Humana, Inc.	13,489	5,040,165
McKesson Corp.	17,355	10,136,014
Molina Healthcare, Inc.*	16,885	5,019,911
Pennant Group, Inc. (The)*	51,275	1,189,067
Select Medical Holdings Corp.	102,681	3,599,996
Tenet Healthcare Corp.*	81,070	10,784,742
U.S. Physical Therapy, Inc.	6,441	595,277
UnitedHealth Group, Inc.	100,369	51,113,917

		142,889,569

Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.(a)	13,896	1,625,415
Healthcare Realty Trust, Inc.	205,154	3,380,938
Ventas, Inc.	113,030	5,793,918
Welltower, Inc.	174,864	18,229,572

		29,029,843

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	18,488	3,383,489

Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	256,444	3,728,696
Host Hotels & Resorts, Inc.(a)	66,088	1,188,262
Invincible Investment Corp. (Japan)(a)	4,388	1,783,545
Pebblebrook Hotel Trust(a)	151,394	2,081,668

		8,782,171

Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc. (Class A Stock)*	50,872	7,713,721
Amadeus IT Group SA (Spain)	153,536	10,216,964
Booking Holdings, Inc.	4,019	15,921,269
Cava Group, Inc.*	18,671	1,731,735
Chipotle Mexican Grill, Inc.*(a)	291,850	18,284,402
Choice Hotels International, Inc.(a)	10,424	1,240,456
Compass Group PLC (United Kingdom)	624,472	17,012,700
Domino’s Pizza, Inc.	12,602	6,506,791
DoorDash, Inc. (Class A Stock)*	40,266	4,380,135
DraftKings, Inc. (Class A Stock)*	86,480	3,300,942
Hilton Worldwide Holdings, Inc.	55,390	12,086,098
InterContinental Hotels Group PLC (United Kingdom)	5,034	528,955
Kyoritsu Maintenance Co. Ltd. (Japan)	22,000	412,108
Las Vegas Sands Corp.	128,723	5,695,993
Marriott International, Inc. (Class A Stock)	39,081	9,448,613
Marriott Vacations Worldwide Corp.	11,535	1,007,236
McDonald’s Corp.	92,765	23,640,233
Norwegian Cruise Line Holdings Ltd.*	110,270	2,071,973
Papa John’s International, Inc.(a)	7,378	346,618
Planet Fitness, Inc. (Class A Stock)*(a)	23,777	1,749,749
Red Robin Gourmet Burgers, Inc.*(a)	43,290	327,705
Royal Caribbean Cruises Ltd.*(a)	49,638	7,913,786

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Starbucks Corp.	31,708	$2,468,468
Vail Resorts, Inc.(a)	3,729	671,705
Wendy’s Co. (The)(a)	44,974	762,759
Wingstop, Inc.(a)	20,142	8,513,218
Wynn Resorts Ltd.	42,849	3,834,986
Yum! Brands, Inc.	28,400	3,761,864

		171,551,182

Household Durables — 0.3%
Cavco Industries, Inc.*	3,861	1,336,562
Green Brick Partners, Inc.*	12,424	711,150
Meritage Homes Corp.	14,374	2,326,432
NVR, Inc.*	1,402	10,639,161
Panasonic Holdings Corp. (Japan)	924,800	7,602,316
Persimmon PLC (United Kingdom)	416,361	7,065,356
Sony Group Corp. (Japan)	182,000	15,510,254
Tempur Sealy International, Inc.(a)	57,776	2,735,116

		47,926,347

Household Products — 0.4%
Colgate-Palmolive Co.	154,585	15,000,928
Kimberly-Clark Corp.	17,200	2,377,040
Procter & Gamble Co. (The)(a)	230,517	38,016,864

		55,394,832

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	376,900	5,892,579
Ormat Technologies, Inc.	6,931	496,953
Vistra Corp.	39,115	3,363,107

		9,752,639

Industrial Conglomerates — 0.5%
DCC PLC (United Kingdom)	112,863	7,876,918
Honeywell International, Inc.	84,808	18,109,900
Siemens AG (Germany)	231,041	43,002,606

		68,989,424

Industrial REITs — 0.5%
EastGroup Properties, Inc.	26,327	4,478,223
Goodman Group (Australia)	171,418	3,954,595
Mapletree Industrial Trust (Singapore)	636,500	989,604
Mitsui Fudosan Logistics Park, Inc. (Japan)	350	945,156
Prologis, Inc.	253,780	28,502,032
Rexford Industrial Realty, Inc.(a)	354,112	15,789,854
Segro PLC (United Kingdom)	238,995	2,704,024
Terreno Realty Corp.(a)	129,347	7,654,755
Warehouses De Pauw CVA (Belgium)	54,817	1,480,533

		66,498,776

Insurance — 1.9%
AIA Group Ltd. (Hong Kong)	1,420,600	9,611,424
Allstate Corp. (The)	63,900	10,202,274
American International Group, Inc.	182,971	13,583,767
AXA SA (France)	743,717	24,372,520
Axis Capital Holdings Ltd.	69,847	4,934,690
Chubb Ltd.(a)	88,532	22,582,742

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Definity Financial Corp. (Canada)(a)	137,661	$4,526,144
Fidelity National Financial, Inc.(a)	27,345	1,351,390
First American Financial Corp.	15,468	834,499
Hanover Insurance Group, Inc. (The)	21,847	2,740,488
Hartford Financial Services Group, Inc. (The)	134,572	13,529,869
Kemper Corp.	47,181	2,799,249
Mandatum OYJ (Finland)	321,706	1,436,690
Markel Group, Inc.*	679	1,069,873
Marsh & McLennan Cos., Inc.	59,619	12,562,916
MetLife, Inc.	150,200	10,542,538
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	61,078	30,536,270
Palomar Holdings, Inc.*	8,107	657,883
RenaissanceRe Holdings Ltd. (Bermuda)(a)	53,357	11,925,823
Sampo OYJ (Finland) (Class A Stock)	297,573	12,832,612
Selective Insurance Group, Inc.(a)	21,901	2,054,971
Storebrand ASA (Norway)	1,016,129	10,374,145
Sun Life Financial, Inc. (Canada)	239,458	11,741,415
Tokio Marine Holdings, Inc. (Japan)	571,400	21,472,674
Travelers Cos., Inc. (The)	22,096	4,493,001
Zurich Insurance Group AG (Switzerland)	31,201	16,620,648

		259,390,515

Interactive Media & Services — 2.4%
Alphabet, Inc. (Class A Stock)	454,557	82,797,558
Alphabet, Inc. (Class C Stock)	638,906	117,188,138
IAC, Inc.*	20,093	941,357
LY Corp. (Japan)	1,515,500	3,659,434
Meta Platforms, Inc. (Class A Stock)	227,405	114,662,149
NAVER Corp. (South Korea)	48,997	5,895,988
Pinterest, Inc. (Class A Stock)*(a)	109,152	4,810,329
Tencent Holdings Ltd. (China)	72,500	3,439,424

		333,394,377

IT Services — 0.5%
Accenture PLC (Class A Stock)	95,165	28,874,013
Cloudflare, Inc. (Class A Stock)*	25,177	2,085,411
Gartner, Inc.*	3,100	1,392,086
International Business Machines Corp.(a)	48,651	8,414,190
MongoDB, Inc.*(a)	14,327	3,581,177
Nomura Research Institute Ltd. (Japan)	245,200	6,930,267
NTT Data Group Corp. (Japan)	645,500	9,535,994
Okta, Inc.*(a)	11,895	1,113,491
Shopify, Inc. (Canada) (Class A Stock)*(a)	46,200	3,051,510
Snowflake, Inc. (Class A Stock)*	34,838	4,706,265
Twilio, Inc. (Class A Stock)*	17,311	983,438

		70,667,842

Leisure Products — 0.0%
Mattel, Inc.*(a)	122,958	1,999,297

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Leisure Products (cont’d.)
Peloton Interactive, Inc. (Class A Stock)*(a)	109,404	$369,786

		2,369,083

Life Sciences Tools & Services — 0.5%
10X Genomics, Inc. (Class A Stock)*	25,828	502,355
Avantor, Inc.*	77,562	1,644,314
Charles River Laboratories International, Inc.*(a)	5,400	1,115,532
Danaher Corp.(a)	85,341	21,322,449
Evotec SE (Germany)*	200,708	1,923,992
ICON PLC*	13,328	4,177,928
Illumina, Inc.*	15,419	1,609,435
IQVIA Holdings, Inc.*	5,124	1,083,419
Mettler-Toledo International, Inc.*(a)	2,813	3,931,421
Repligen Corp.*(a)	47,873	6,034,870
Thermo Fisher Scientific, Inc.	51,362	28,403,186

		71,748,901

Machinery — 0.7%
Alamo Group, Inc.	11,116	1,923,068
Atmus Filtration Technologies, Inc.*	63,760	1,835,013
Caterpillar, Inc.	17,456	5,814,593
Cummins, Inc.	45,249	12,530,805
Deere & Co.(a)	25,113	9,382,970
Dover Corp.(a)	24,735	4,463,431
Enerpac Tool Group Corp.	40,647	1,551,902
Esab Corp.	56,439	5,329,535
Hillenbrand, Inc.	30,333	1,213,927
IDEX Corp.	19,011	3,825,013
Ingersoll Rand, Inc.(a)	67,613	6,141,965
KION Group AG (Germany)	132,019	5,514,880
Middleby Corp. (The)*	17,924	2,197,662
Mueller Water Products, Inc. (Class A Stock)	180,680	3,237,786
RBC Bearings, Inc.*(a)	10,558	2,848,337
Sandvik AB (Sweden)	497,402	9,994,952
SMC Corp. (Japan)	8,100	3,859,302
Stanley Black & Decker, Inc.	160,593	12,829,775
THK Co. Ltd. (Japan)(a)	203,300	3,646,618
Toro Co. (The)(a)	34,661	3,241,150
Xylem, Inc.	3,400	461,142

		101,843,826

Media — 0.3%
Comcast Corp. (Class A Stock)	494,781	19,375,624
CyberAgent, Inc. (Japan)	728,200	4,563,767
Ibotta, Inc. (Class A Stock)*(a)	8,615	647,503
Nexstar Media Group, Inc.	16,332	2,711,275
Scholastic Corp.	21,235	753,206
Trade Desk, Inc. (The) (Class A Stock)*	44,866	4,382,062
WPP PLC (United Kingdom)	1,188,329	10,881,149

		43,314,586

Metals & Mining — 1.8%
Adriatic Metals PLC (Bosnia and Herzegowina), CDI*	358,935	937,236

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Agnico Eagle Mines Ltd. (Canada) (XLON)	62,813	$4,108,408
Agnico Eagle Mines Ltd. (Canada) (NYSE)(a)	64,623	4,226,344
Alamos Gold, Inc. (Canada) (Class A Stock) (NYSE)(a)	82,179	1,288,567
Alamos Gold, Inc. (Canada) (Class A Stock) (XTSE)	171,013	2,682,606
Alamos Gold, Inc. (Canada) (Class A Stock), Restricted Shares^	10,789	161,344
Alcoa Corp.	7,862	312,750
Alpha Metallurgical Resources, Inc.	5,639	1,581,909
Alrosa PJSC (Russia)^	1,356,440	2
Aluminium Bahrain BSC (Bahrain)	215,803	680,422
Aluminum Corp. of China Ltd. (China) (Class H Stock)	688,000	468,600
Amman Mineral Internasional PT (Indonesia)*	905,100	607,233
Anglo American Platinum Ltd. (South Africa)	29,130	959,328
Anglo American PLC (South Africa)	252,324	7,973,565
Anglogold Ashanti PLC (United Kingdom) (XJSE)	65,493	1,650,902
Anglogold Ashanti PLC (United Kingdom) (NYSE)	22,347	561,580
Antofagasta PLC (Chile)	498,446	13,246,718
ArcelorMittal SA (Luxembourg)	59,775	1,369,401
ARE Holdings, Inc. (Japan)	10,600	138,559
Aya Gold & Silver, Inc. (Canada)*(a)	89,224	885,685
Barrick Gold Corp. (Canada)(a)	138,133	2,304,058
Bellevue Gold Ltd. (Australia)*	822,489	978,869
BHP Group Ltd. (Australia) (XASX)	862,448	24,650,454
BHP Group Ltd. (Australia) (XLON)	348,690	9,937,547
BlueScope Steel Ltd. (Australia)	30,420	412,941
Boliden AB (Sweden)	30,475	980,101
Capricorn Metals Ltd. (Australia)*	424,419	1,350,417
Centamin PLC (Egypt)	572,679	875,163
Champion Iron Ltd. (Australia) (XASX)	199,238	844,567
Champion Iron Ltd. (Australia) (XTSE)	45,232	193,750
China Hongqiao Group Ltd. (China)	310,500	468,577
China Steel Corp. (Taiwan)	689,000	490,199
Cleveland-Cliffs, Inc.*(a)	32,578	501,375
CMOC Group Ltd. (China) (Class H Stock)	480,000	438,032
Commercial Metals Co.	13,769	757,157
Emerald Resources NL (Australia)*	888,558	2,087,959
ERO Copper Corp. (Brazil)*	166,452	3,557,660
Filo Corp. (Canada)*	46,967	861,030
First Quantum Minerals Ltd. (Zambia)	91,604	1,203,263
Foran Mining Corp. (Canada)*	248,950	713,339
Fortescue Ltd. (Australia)	47,945	682,567
Franco-Nevada Corp. (Canada) (XTSE)	65,414	7,755,675
Franco-Nevada Corp. (Canada) (NYSE)(a)	18,435	2,184,916
Freeport-McMoRan, Inc.	407,162	19,788,073
G Mining Ventures Corp. (Canada)*	597,637	1,030,974
Glencore PLC (Australia)	1,117,166	6,356,982
GMK Norilskiy Nickel PAO (Russia)^	524,300	1

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Gold Fields Ltd. (South Africa)	113,643	$1,698,112
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	398,913	2,152,320
Harmony Gold Mining Co. Ltd. (South Africa)	93,064	861,610
Hindalco Industries Ltd. (India)	69,479	575,938
Hoa Phat Group JSC (Vietnam)*	3,913,690	4,340,891
IGO Ltd. (Australia)	870,830	3,259,760
Impala Platinum Holdings Ltd. (South Africa)	382,904	1,901,666
Industrias Penoles SAB de CV (Mexico)*	59,862	777,143
Ivanhoe Electric, Inc.*(a)	190,536	1,787,228
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	243,636	3,143,288
JFE Holdings, Inc. (Japan)	47,700	688,436
JSW Steel Ltd. (India)	56,747	632,968
Karora Resources, Inc. (Canada)*	49,057	213,720
Kinross Gold Corp. (Canada)	129,646	1,078,655
Lundin Gold, Inc. (Canada)	89,161	1,317,162
MP Materials Corp.*(a)	59,529	757,804
New Gold, Inc. (Canada)*	140,120	276,543
Newmont Corp.(a)	82,791	3,466,459
Newmont Corp., CDI	54,626	2,305,840
NGEx Minerals Ltd. (Canada)*(a)	117,235	694,129
Nippon Steel Corp. (Japan)	136,100	2,885,107
Norsk Hydro ASA (Norway)	130,368	812,777
Northam Platinum Holdings Ltd. (South Africa)	242,649	1,697,454
Northern Star Resources Ltd. (Australia)	346,299	3,007,283
Nucor Corp.	49,778	7,868,906
Osisko Gold Royalties Ltd. (Canada)	119,226	1,858,045
Osisko Mining, Inc. (Canada)*	671,057	1,402,890
Pilbara Minerals Ltd. (Australia)(a)	2,586,672	5,263,341
Polyus PJSC (Russia)*^	4,693	—
POSCO Holdings, Inc. (South Korea)	2,083	545,208
Predictive Discovery Ltd. (Australia)*	3,279,654	379,420
Red 5 Ltd. (Australia)*	2,600,427	622,864
Reliance, Inc.	33,640	9,607,584
Rio Tinto Ltd. (Australia)	7,264	575,395
Rio Tinto PLC (Australia)	85,359	5,601,112
Royal Gold, Inc.(a)	21,242	2,658,649
Sibanye Stillwater Ltd. (South Africa)	814,217	880,142
Skeena Resources Ltd. (Canada)*(a)	133,936	718,607
Snowline Gold Corp. (Canada)*	111,823	433,217
Snowline Gold Corp. (Canada) Lockup Shares*^	3,465	13,133
South32 Ltd. (Australia)	2,570,087	6,235,281
Southern Copper Corp. (Mexico)(a)	12,263	1,321,216
Steel Dynamics, Inc.(a)	98,917	12,809,752
Tata Steel Ltd. (India)	785,889	1,635,987
Teck Resources Ltd. (Canada) (Class B Stock)	100,077	4,793,688
Vale SA (Brazil), ADR	297,757	3,325,946
Warrior Met Coal, Inc.	49,252	3,091,548
Wesdome Gold Mines Ltd. (Canada)*	251,135	2,022,958
Wheaton Precious Metals Corp. (Brazil)	124,376	6,521,319

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	766,000	$1,613,968

		257,379,274

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Franklin BSP Realty Trust, Inc.(a)	80,942	1,019,869
PennyMac Mortgage Investment Trust(a)	76,584	1,053,030
Rithm Capital Corp.	85,023	927,601

		3,000,500

Multi-Utilities — 0.4%
Ameren Corp.	124,122	8,826,315
CenterPoint Energy, Inc.	234,252	7,257,127
Dominion Energy, Inc.(a)	159,438	7,812,462
Engie SA (France)	1,252,658	17,938,503
National Grid PLC (United Kingdom)	1,247,402	13,928,666
NiSource, Inc.(a)	190,799	5,496,919
Northwestern Energy Group, Inc.	28,875	1,446,060

		62,706,052

Office REITs — 0.1%
Derwent London PLC (United Kingdom)	26,444	755,581
Douglas Emmett, Inc.(a)	234,913	3,126,692
Gecina SA (France)	13,318	1,229,400
Great Portland Estates PLC (United Kingdom)	937,570	3,971,267
Kilroy Realty Corp.	96,313	3,002,076
SL Green Realty Corp.(a)	14,237	806,384

		12,891,400

Oil, Gas & Consumable Fuels — 2.5%
BP PLC, ADR	109,275	3,944,827
Cameco Corp. (Canada)(a)	57,995	2,853,354
Canadian Natural Resources Ltd. (Canada)	120,288	4,284,664
Cheniere Energy, Inc.	17,925	3,133,828
Chesapeake Energy Corp.(a)	80,290	6,599,035
Chevron Corp.	184,628	28,879,512
ConocoPhillips	272,318	31,147,733
Devon Energy Corp.	81,783	3,876,514
Diamondback Energy, Inc.	45,941	9,196,929
Enbridge, Inc. (Canada)(a)	109,220	3,887,140
EOG Resources, Inc.	111,867	14,080,699
EQT Corp.(a)	140,047	5,178,938
Equinor ASA (Norway)	789,738	22,621,112
Exxon Mobil Corp.	570,859	65,717,288
Galp Energia SGPS SA (Portugal)	97,913	2,068,009
Hess Corp.	35,462	5,231,354
Kinder Morgan, Inc.	332,539	6,607,550
Kosmos Energy Ltd. (Ghana)*(a)	618,488	3,426,424
Magnolia Oil & Gas Corp. (Class A Stock)(a)	90,647	2,296,995
Marathon Petroleum Corp.	93,169	16,162,958
NAC Kazatomprom JSC (Kazakhstan), GDR	41,434	1,655,027
OMV AG (Austria)	28,651	1,245,380

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Permian Resources Corp.	157,289	$2,540,217
Phillips 66	28,605	4,038,168
Range Resources Corp.(a)	128,687	4,314,875
Shell PLC	170,861	6,128,443
Shell PLC, ADR	246,448	17,788,617
SM Energy Co.(a)	36,242	1,566,742
Southwestern Energy Co.*	654,887	4,407,389
Suncor Energy, Inc. (Canada) (NYSE)	56,288	2,144,573
Suncor Energy, Inc. (Canada) (XTSE)	84,021	3,202,876
Targa Resources Corp.	67,911	8,745,579
TotalEnergies SE (France)	474,162	31,746,931
Valero Energy Corp.	43,676	6,846,650
Williams Cos., Inc. (The)	101,920	4,331,600

		341,897,930

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	32,972	2,714,585
Stora Enso OYJ (Finland) (Class R Stock)	507,631	6,931,949
West Fraser Timber Co. Ltd. (Canada) (XTSE)	17,907	1,375,307
West Fraser Timber Co. Ltd. (Canada) (NYSE)(a)	60,237	4,630,418

		15,652,259

Passenger Airlines — 0.0%
Allegiant Travel Co.	18,399	924,182
Southwest Airlines Co.(a)	81,155	2,321,845
United Airlines Holdings, Inc.*(a)	42,628	2,074,278

		5,320,305

Personal Care Products — 0.5%
elf Beauty, Inc.*(a)	18,445	3,886,731
Kenvue, Inc.	491,184	8,929,725
L’Oreal SA (France)	32,508	14,308,902
Puig Brands SA (Spain) (Class B Stock)*	164,975	4,611,347
Unilever PLC (United Kingdom)	577,518	31,698,436

		63,435,141

Pharmaceuticals — 2.7%
Arvinas, Inc.*	43,293	1,152,460
Astellas Pharma, Inc. (Japan)	1,137,300	11,220,314
AstraZeneca PLC (United Kingdom), ADR	527,585	41,146,354
Bayer AG (Germany)	198,380	5,591,937
Bristol-Myers Squibb Co.	98,409	4,086,926
Chugai Pharmaceutical Co. Ltd. (Japan)	192,500	6,854,607
Elanco Animal Health, Inc.*	495,492	7,149,950
Eli Lilly & Co.	101,937	92,291,721
EyePoint Pharmaceuticals, Inc.*	19,221	167,223
GSK PLC, ADR(a)	99,867	3,844,879
Johnson & Johnson	195,892	28,631,575
Longboard Pharmaceuticals, Inc.*	19,204	519,084
Merck & Co., Inc.	233,657	28,926,737
Novartis AG (Switzerland)	236,240	25,152,867
Novo Nordisk A/S (Denmark), ADR	65,865	9,401,570

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark) (Class B Stock)	224,483	$32,120,121
Otsuka Holdings Co. Ltd. (Japan)	109,800	4,638,693
Pacira BioSciences, Inc.*	11,998	343,263
Pfizer, Inc.	157,287	4,400,890
Pliant Therapeutics, Inc.*	78,793	847,025
Roche Holding AG	81,116	22,473,904
Royalty Pharma PLC (Class A Stock)	37,095	978,195
Sanofi SA	244,096	23,541,375
Sanofi SA, ADR(a)	38,200	1,853,464
Shionogi & Co. Ltd. (Japan)	99,900	3,890,958
Viatris, Inc.(a)	501,405	5,329,935
Zoetis, Inc.	36,111	6,260,203

		372,816,230

Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.(a)	29,973	4,612,845
Broadridge Financial Solutions, Inc.(a)	14,814	2,918,358
Equifax, Inc.(a)	16,447	3,987,740
FTI Consulting, Inc.*	9,618	2,072,967
Paylocity Holding Corp.*(a)	15,322	2,020,206
Recruit Holdings Co. Ltd. (Japan)	228,700	12,305,700
SS&C Technologies Holdings, Inc.	64,068	4,015,141
TechnoPro Holdings, Inc. (Japan)(a)	318,300	5,213,408
Teleperformance SE (France)	38,419	4,058,916
TransUnion	43,174	3,201,784
Verisk Analytics, Inc.	22,600	6,091,830
Verra Mobility Corp.*(a)	96,453	2,623,522

		53,122,417

Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	31,719	2,826,480
Colliers International Group, Inc. (Canada)(a)	7,468	833,802
CoStar Group, Inc.*(a)	29,464	2,184,461
Howard Hughes Holdings, Inc.*	8,231	533,533
Kerry Properties Ltd. (Hong Kong)	280,000	487,180
LEG Immobilien SE (Germany)	28,278	2,310,203
Mitsubishi Estate Co. Ltd. (Japan)	182,300	2,870,025
Mitsui Fudosan Co. Ltd. (Japan)	1,921,200	17,682,566
St. Joe Co. (The)	26,398	1,443,971
StorageVault Canada, Inc. (Canada)	208,639	710,689
Sun Hung Kai Properties Ltd. (Hong Kong)	240,666	2,085,261
WHA Corp. PCL (Thailand)	4,053,100	533,405
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	383,000	1,015,118

		35,516,694

Residential REITs — 0.5%
American Homes 4 Rent (Class A Stock)	260,067	9,664,090
AvalonBay Communities, Inc.	59,338	12,276,439
Boardwalk Real Estate Investment Trust (Canada)	20,329	1,047,321
Camden Property Trust(a)	32,104	3,502,868
Canadian Apartment Properties REIT (Canada)	23,976	779,016

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Residential REITs (cont’d.)
Comforia Residential REIT, Inc. (Japan)	545	$1,077,675
Equity LifeStyle Properties, Inc.	126,302	8,226,049
Equity Residential	108,682	7,536,010
Essex Property Trust, Inc.(a)	52,099	14,181,348
Sun Communities, Inc.	83,707	10,073,300
UNITE Group PLC (The) (United Kingdom)	75,407	850,690

		69,214,806

Retail REITs — 0.3%
Acadia Realty Trust(a)	385,497	6,908,106
CapitaLand Integrated Commercial Trust (Singapore)	1,120,300	1,631,100
Federal Realty Investment Trust	4,254	429,526
Japan Metropolitan Fund Investment Corp. (Japan)	833	468,680
Kimco Realty Corp.	165,705	3,224,619
Nexus Select Trust (India)	418,772	705,494
Regency Centers Corp.(a)	149,433	9,294,733
Scentre Group (Australia)	5,433,765	11,262,571
Simon Property Group, Inc.	80,640	12,241,152

		46,165,981

Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.*	69,039	11,198,816
Analog Devices, Inc.	31,978	7,299,298
Applied Materials, Inc.	21,952	5,180,453
ASML Holding NV (Netherlands)	40,359	41,132,534
Broadcom, Inc.(a)	62,679	100,633,015
Entegris, Inc.	93,042	12,597,887
First Solar, Inc.*	5,590	1,260,321
KLA Corp.	27,456	22,637,747
Lam Research Corp.	27,361	29,135,361
Lattice Semiconductor Corp.*	52,590	3,049,694
MACOM Technology Solutions Holdings, Inc.*(a)	20,271	2,259,608
Marvell Technology, Inc.	76,026	5,314,217
Microchip Technology, Inc.	48,884	4,472,886
Micron Technology, Inc.	144,730	19,036,337
MKS Instruments, Inc.(a)	26,436	3,452,013
Monolithic Power Systems, Inc.	7,371	6,056,603
NVIDIA Corp.	2,665,723	329,323,419
NXP Semiconductors NV (China)	73,833	19,867,722
QUALCOMM, Inc.	160,999	32,067,781
Renesas Electronics Corp. (Japan)	383,800	7,278,632
Semtech Corp.*	40,599	1,213,098
Synaptics, Inc.*(a)	7,069	623,486
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,587,749	47,041,232
Teradyne, Inc.	35,672	5,289,801
Texas Instruments, Inc.(a)	48,629	9,459,799
Tokyo Electron Ltd. (Japan)	66,200	14,491,208
Wolfspeed, Inc.*(a)	24,314	553,387

		741,926,355

Software — 4.5%
Adobe, Inc.*	53,746	29,858,053

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Appfolio, Inc. (Class A Stock)*(a)	5,299	$1,295,976
Atlassian Corp. (Class A Stock)*	24,202	4,280,850
Autodesk, Inc.*	36,628	9,063,599
BILL Holdings, Inc.*	23,155	1,218,416
Braze, Inc. (Class A Stock)*	13,096	508,649
Cadence Design Systems, Inc.*	35,137	10,813,412
Confluent, Inc. (Class A Stock)*(a)	112,554	3,323,720
Crowdstrike Holdings, Inc. (Class A Stock)*	14,900	5,709,531
Datadog, Inc. (Class A Stock)*	46,234	5,996,087
Descartes Systems Group, Inc. (The) (Canada)*	27,374	2,650,898
DocuSign, Inc.*	42,106	2,252,671
Dynatrace, Inc.*	123,186	5,511,342
Envestnet, Inc.*(a)	30,394	1,902,360
Fair Isaac Corp.*(a)	4,092	6,091,597
Fortinet, Inc.*	241,271	14,541,403
Gen Digital, Inc.(a)	377,965	9,441,566
HashiCorp, Inc. (Class A Stock)*	75,042	2,528,165
HubSpot, Inc.*	8,050	4,747,809
Informatica, Inc. (Class A Stock)*(a)	25,397	784,259
Intuit, Inc.	25,190	16,555,120
Manhattan Associates, Inc.*	7,215	1,779,796
Microsoft Corp.	769,248	343,815,394
MicroStrategy, Inc. (Class A Stock)*(a)	1,489	2,051,068
Nutanix, Inc. (Class A Stock)*	46,055	2,618,227
Oracle Corp.	127,692	18,030,110
Palantir Technologies, Inc. (Class A Stock)*(a)	194,849	4,935,525
Palo Alto Networks, Inc.*	13,835	4,690,203
Procore Technologies, Inc.*(a)	35,996	2,386,895
Q2 Holdings, Inc.*	11,270	679,919
Roper Technologies, Inc.(a)	22,207	12,517,198
Salesforce, Inc.	146,309	37,616,044
Samsara, Inc. (Class A Stock)*(a)	98,910	3,333,267
SAP SE (Germany)	117,315	23,565,719
ServiceNow, Inc.*	3,725	2,930,346
Synopsys, Inc.*(a)	29,285	17,426,332
Workday, Inc. (Class A Stock)*	32,417	7,247,144
Workiva, Inc.*(a)	9,364	683,478
Zoom Video Communications, Inc. (Class A Stock)*	15,162	897,439
Zscaler, Inc.*	11,944	2,295,517

		628,575,104

Specialized REITs — 0.7%
American Tower Corp.	106,388	20,679,700
Big Yellow Group PLC (United Kingdom)	68,761	1,016,884
Crown Castle, Inc.	23,829	2,328,093
CubeSmart	199,864	9,027,857
Digital Core REIT Management Pte Ltd. (Singapore)	760,600	432,402
Equinix, Inc.	35,603	26,937,230
Extra Space Storage, Inc.	20,285	3,152,492
Gaming & Leisure Properties, Inc.	69,236	3,130,160
Lamar Advertising Co. (Class A Stock)(a)	11,221	1,341,246
Public Storage	56,165	16,155,862

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialized REITs (cont’d.)
Rayonier, Inc.	92,116	$2,679,654
SBA Communications Corp.	16,941	3,325,518
Shurgard Self Storage Ltd. (Belgium)	38,618	1,492,649
Weyerhaeuser Co.	126,067	3,579,042

		95,278,789

Specialty Retail — 0.9%
Advance Auto Parts, Inc.(a)	30,306	1,919,279
AutoZone, Inc.*	2,406	7,131,625
Bath & Body Works, Inc.	35,043	1,368,429
Burlington Stores, Inc.*	37,908	9,097,920
Carvana Co.*(a)	15,991	2,058,362
Five Below, Inc.*	17,580	1,915,693
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	35,195	3,498,735
GameStop Corp. (Class A Stock)*(a)	24,874	614,139
Home Depot, Inc. (The)	111,974	38,545,930
Kingfisher PLC (United Kingdom)	3,633,026	11,391,992
Lowe’s Cos., Inc.	53,203	11,729,133
Murphy USA, Inc.	5,155	2,420,066
O’Reilly Automotive, Inc.*(a)	7,798	8,235,156
RH*(a)	3,228	789,052
Ross Stores, Inc.	65,353	9,497,098
TJX Cos., Inc. (The)	93,809	10,328,371
Ulta Beauty, Inc.*	5,400	2,083,698
Williams-Sonoma, Inc.(a)	3,579	1,010,602

		123,635,280

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	1,512,343	318,529,683
Dell Technologies, Inc. (Class C Stock)	18,291	2,522,512
Pure Storage, Inc. (Class A Stock)*	109,260	7,015,584
Samsung Electronics Co. Ltd. (South Korea)	380,368	22,386,109
Western Digital Corp.*	66,610	5,047,040

		355,500,928

Textiles, Apparel & Luxury Goods — 0.2%
Kering SA (France)	19,623	7,137,768
Moncler SpA (Italy)	148,480	9,108,342
NIKE, Inc. (Class B Stock)	55,271	4,165,775
Samsonite International SA, 144A	1,554,300	4,632,886
Skechers USA, Inc. (Class A Stock)*	13,671	944,940
Steven Madden Ltd.	46,951	1,986,027
VF Corp.	92,300	1,246,050

		29,221,788

Tobacco — 0.2%
Altria Group, Inc.	41,384	1,885,041
Philip Morris International, Inc.	219,391	22,230,890

		24,115,931

Trading Companies & Distributors — 0.4%
Air Lease Corp.(a)	35,699	1,696,773
Ashtead Group PLC (United Kingdom)	95,884	6,392,942
Bunzl PLC (United Kingdom)	234,960	8,927,095
Ferguson PLC	19,562	3,788,181
GMS, Inc.*	20,223	1,630,176

		Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Mitsubishi Corp. (Japan)		401,800	$7,898,541
Rush Enterprises, Inc. (Class A Stock)		42,849	1,794,088
SiteOne Landscape Supply, Inc.*(a)		35,064	4,257,120
Sumitomo Corp. (Japan)		541,400	13,601,021
Xometry, Inc. (Class A Stock)*(a)		29,485	340,847
Yellow Cake PLC (United Kingdom), 144A*		64,871	476,661

			50,803,445

Water Utilities — 0.0%
California Water Service Group		29,168	1,414,356

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.		25,960	538,151
T-Mobile US, Inc.		212,545	37,446,178
United States Cellular Corp.*(a)		8,545	476,982

			38,461,311

TOTAL COMMON STOCKS (cost $6,018,344,231)			7,583,250,694

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A(a)		97,733	7,270,693

Electric Utilities — 0.0%
NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25(a)		22,000	912,780

TOTAL PREFERRED STOCKS (cost $9,530,407)			8,183,473

UNAFFILIATED FUND — 0.0%
Sprott Physical Uranium Trust (Canada)*		25,000	463,433

(cost $585,306)

		Units

WARRANTS* — 0.0%
Metals & Mining
Osisko Mining, Inc. (Canada), expiring 08/28/24		115,214	1

(cost $0)
Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.8%
Automobiles — 0.3%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class D
1.800%	12/18/25	1,050	1,048,208
Series 2021-01, Class C
0.890%	10/19/26	1,154	1,126,791
Series 2021-02, Class C
1.010%	01/19/27	1,825	1,738,721

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class A, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
6.435%(c)	12/26/31	749	$751,496
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.835%(c)	12/26/31	224	224,877
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	685	660,552
Series 2023-01, Class C
5.190%	01/16/29	1,815	1,799,250
Series 2024-01, Class B
5.170%	08/15/29	190	189,100
CarMax Select Receivables Trust,
Series 2024-A, Class A3
5.400%	11/15/28	370	369,690
Series 2024-A, Class B
5.350%	01/15/30	435	435,236
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	1,946	1,877,336
Series 2024-N01, Class A3, 144A
5.600%	03/10/28	495	494,110
Series 2024-N01, Class B, 144A
5.630%	05/10/30	600	599,966
Series 2024-N02, Class A3, 144A
5.710%	07/10/28	1,060	1,064,429
Series 2024-P02, Class A4
5.210%	06/10/30	1,025	1,026,283
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30	1,000	997,014
Series 2024-01, Class A3, 144A
5.160%	09/20/30	750	749,303
Exeter Automobile Receivables Trust,
Series 2022-03A, Class C
5.300%	09/15/27	1,470	1,463,579
Series 2023-01A, Class D
6.690%	06/15/29	250	252,626
Ford Credit Auto Lease Trust,
Series 2023-A, Class C
5.540%	12/15/26	2,780	2,775,835
Series 2024-A, Class A4
5.050%	06/15/27	315	313,638
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	2,090	2,058,780
Series 2020-02, Class C, 144A
1.740%	04/15/33	1,610	1,522,037
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,425	1,309,211
Series 2022-C, Class C
5.220%	03/15/30	580	577,805
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,585	2,563,420

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class B1, 144A
6.153%	05/20/32	1,060	$1,062,182
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A4, 144A
5.070%	02/15/28	390	388,461
JPMorgan Chase Bank NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	94	92,899
Navistar Financial Dealer Note Master Owner Trust,
Series 2024-01, Class A, 144A
5.590%	04/25/29	790	791,491
Nissan Auto Lease Trust,
Series 2024-A, Class A4
4.970%	09/15/28	420	417,707
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	217	217,024
Series 2023-03A, Class B, 144A
6.480%	07/20/29	420	425,257
Series 2023-03A, Class C, 144A
6.740%	08/20/29	145	147,676
Series 2024-01A, Class A2, 144A
5.680%	05/20/30	715	715,055
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	250	249,149
Santander Drive Auto Receivables Trust,
Series 2020-04, Class E, 144A
2.850%	04/17/28	3,100	3,007,412
Series 2022-06, Class B
4.720%	06/15/27	2,400	2,383,335
SBNA Auto Lease Trust,
Series 2024-A, Class A3, 144A
5.390%	11/20/26	460	459,148
Series 2024-A, Class A4, 144A
5.240%	01/22/29	440	439,317
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class A4, 144A
4.940%	01/21/31	340	337,391
Series 2024-01A, Class C, 144A
5.510%	01/20/32	175	175,164
Series 2024-02A, Class A3, 144A
5.330%	11/20/29	990	992,584
Series 2024-02A, Class B, 144A
5.410%	08/20/30	215	215,472
U.S. Bank NA,
Series 2023-01, Class B, 144A
6.789%	08/25/32	185	185,459
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	610	606,281

			41,297,757

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations — 0.2%
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.776%(c)	07/20/34	1,755	$1,755,877
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class B2R, 144A, 3 Month SOFR + 2.362% (Cap N/A, Floor 2.100%)
7.690%(c)	01/15/31	1,710	1,711,795
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.730%(c)	01/15/35	3,940	3,948,743
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
6.556%(c)	10/20/31	1,485	1,494,479
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
6.856%(c)	04/22/37	1,325	1,334,387
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.756%(c)	07/20/34	820	821,399
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
6.630%(c)	10/20/34	1,020	1,021,864
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.852%(c)	04/15/37	3,360	3,382,589
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.825%(c)	04/20/37	2,550	2,559,435
MidOcean Credit CLO Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 1.730% (Cap N/A, Floor 1.730%)
7.057%(c)	10/18/33	1,190	1,200,192
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
6.574%(c)	11/13/31	1,375	1,378,948
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.879%(c)	07/15/33	2,095	2,097,025
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.706%(c)	07/20/29	669	669,607
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.740%(c)	07/15/34	1,465	1,467,198

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.523%(c)	10/15/31	2,790	$2,805,255
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class ARRR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
6.663%(c)	01/25/34	3,065	3,064,109

			30,712,902

Equipment — 0.1%
Amur Equipment Finance Receivables XIII LLC,
Series 2024-01A, Class A2, 144A
5.380%	01/21/31	1,070	1,067,076
Auxilior Term Funding LLC,
Series 2024-01A, Class A2, 144A
5.840%	03/15/27	505	505,004
Series 2024-01A, Class A3, 144A
5.490%	07/15/31	410	409,657
Crossroads Asset Trust,
Series 2024-A, Class A2, 144A
5.900%	08/20/30	660	659,702
Dell Equipment Finance Trust,
Series 2023-03, Class C, 144A
6.170%	04/23/29	315	318,729
Series 2024-01, Class C, 144A
5.730%	03/22/30	100	100,449
DLLST LLC,
Series 2024-01A, Class A3, 144A
5.050%	08/20/27	505	501,465
Series 2024-01A, Class A4, 144A
4.930%	04/22/30	120	118,887
HPEFS Equipment Trust,
Series 2023-02A, Class B, 144A
6.250%	01/21/31	100	100,803
Series 2023-02A, Class C, 144A
6.480%	01/21/31	195	197,067
Series 2024-02A, Class A3, 144A
5.360%	10/20/31	445	444,751
Series 2024-02A, Class B, 144A
5.350%	10/20/31	205	205,218
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	375	372,965
Series 2024-02A, Class A3, 144A
5.260%	11/15/28	805	804,372
Series 2024-02A, Class A4, 144A
5.190%	05/15/30	425	424,637
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	875	792,029
Series 2024-A, Class A3, 144A
4.950%	07/14/31	1,705	1,693,414
Post Road Equipment Finance LLC,
Series 2024-01A, Class A2, 144A
5.590%	11/15/29	350	349,865

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Equipment (cont’d.)
SCF Equipment Leasing LLC,
Series 2024-01A, Class A3, 144A
5.520%	01/20/32	985	$990,623
Verdant Receivables LLC,
Series 2024-01A, Class A2, 144A
5.680%	12/12/31	405	406,326

			10,463,039

Other — 0.2%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2023-01A, Class A2, 144A
7.824%	03/05/53	615	635,838
CyrusOne Data Centers Issuer I LLC,
Series 2024-02A, Class A2, 144A
4.500%	05/20/49	3,010	2,789,640
Series 2024-03A, Class A2, 144A
4.650%	05/20/49	1,195	1,082,263
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	422	410,173
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	1,190	1,083,370
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	1,404	1,226,842
Elara HGV Timeshare Issuer LLC,
Series 2023-A, Class A, 144A
6.160%	02/25/38	457	462,251
Series 2023-A, Class B, 144A
6.530%	02/25/38	369	373,213
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	597	512,411
MVW LLC,
Series 2020-01A, Class A, 144A
1.740%	10/20/37	121	114,109
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	226	210,039
Series 2023-01A, Class A, 144A
4.930%	10/20/40	1,295	1,281,969
Series 2023-02A, Class A, 144A
6.180%	11/20/40	432	437,750
Series 2023-02A, Class B, 144A
6.330%	11/20/40	288	290,440
Progress Residential Trust,
Series 2020-SFR03, Class B, 144A
1.495%	10/17/27	230	218,219
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/15/49	1,665	1,654,232
SEB Funding LLC,
Series 2024-01A, Class A2, 144A
7.386%	04/30/54	1,925	1,952,345
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	1,248	1,091,144
Tricon Residential Trust,
Series 2024-SFR02, Class A, 144A
4.750%	06/17/40	1,780	1,737,115

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Verizon Master Trust,
Series 2023-01, Class C
4.980%	01/22/29	715	$705,308

			18,268,671

Student Loans — 0.0%
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	624	606,102
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	468	453,854
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	300	282,274
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	427	391,193
Series 2021-B, Class A, 144A
1.310%	07/17/51	1,374	1,248,981

			2,982,404

TOTAL ASSET-BACKED SECURITIES (cost $104,882,146)			103,724,773

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.593%(c)	04/15/34	1,795	1,634,298
Barclays Commercial Mortgage Securities Trust,
Series 2024-5C27, Class A3
6.014%	07/15/57	360	370,064
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	770	716,671
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month SOFR + 1.664% (Cap N/A, Floor 1.550%)
6.993%(c)	08/15/38	1,213	1,025,216
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month SOFR + 0.767% (Cap N/A, Floor 0.767%)
6.096%(c)	05/15/38	180	177,985
Series 2024-MDHS, Class A, 144A, 1 Month SOFR + 1.641% (Cap N/A, Floor 1.641%)
6.970%(c)	05/15/41	1,725	1,720,685
BX Trust,
Series 2021-ARIA, Class B, 144A, 1 Month SOFR + 1.411% (Cap N/A, Floor 1.297%)
6.740%(c)	10/15/36	955	941,272
Series 2021-MFM01, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.143%(c)	01/15/34	189	186,801
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	535	358,744
Cold Storage Trust,
Series 2020-ICE05, Class A, 144A, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.341%(c)	11/15/37	639	636,548

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	1,005	$934,623
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.341%(cc)	05/25/52	700	660,863
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month SOFR + 1.714% (Cap N/A, Floor 1.600%)
7.193%(c)	05/15/26	1,210	965,352
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	647	598,598
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	1,000	21,528
Series 2022-OPO, Class C, 144A
3.565%(cc)	01/05/39	1,425	1,147,388
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, 144A, 1 Month SOFR + 1.592% (Cap N/A, Floor 1.592%)
6.920%(c)	05/15/41	747	742,278
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	440	419,447
Series 2019-NUGS, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 2.450%)
6.393%(c)	12/15/36	140	114,472
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month SOFR + 2.109% (Cap N/A, Floor 1.995%)
7.438%(c)	11/15/38	2,477	2,317,918
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.243%(c)	04/15/36	105	103,901
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, 144A, 1 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.720%(c)	05/15/39	1,790	1,781,050
TX Trust,
Series 2024-HOU, Class A, 144A, 1 Month SOFR + 1.591% (Cap N/A, Floor 1.591%)
6.910%(c)	06/15/39	585	579,878
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, 144A
6.134%(cc)	03/15/40	515	514,498
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
6.643%(c)	05/15/31	388	378,098

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,608,243)			19,048,176

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BONDS — 0.0%
Auto Manufacturers — 0.0%
Rivian Automotive, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/29(a)	1,327	$1,305,774

Engineering & Construction — 0.0%
HTA Group Ltd. (Tanzania),
Gtd. Notes
2.875%	03/18/27	400	366,800

TOTAL CONVERTIBLE BONDS (cost $1,793,868)			1,672,574

CORPORATE BONDS — 7.0%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29(a)	1,130	944,093
7.750%	04/15/28(a)	2,205	1,932,146
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	1,270	1,213,138
7.875%	04/01/30(a)	900	905,927
9.000%	09/15/28(a)	975	1,017,730
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	1,355	772,799
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.650%	10/01/28	555	542,607
Lamar Media Corp.,
Gtd. Notes
4.875%	01/15/29	1,626	1,562,636
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A
9.290%	04/15/29(a)	1,999	1,913,917
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Sr. Sec’d. Notes, 144A
7.375%	02/15/31(a)	595	621,030
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29(a)	3,725	3,442,151

			14,868,174

Aerospace & Defense — 0.1%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.300%	03/26/34	805	794,740
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/28	260	238,109
3.750%	02/01/50	373	244,732
5.040%	05/01/27(a)	1,190	1,163,889
Sr. Unsec’d. Notes, 144A
6.388%	05/01/31	635	646,373
6.528%	05/01/34	1,455	1,489,556
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
9.750%	11/15/30	835	920,929

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	03/01/32	1,410	$1,426,307
6.750%	08/15/28	1,730	1,752,906
6.875%	12/15/30	2,669	2,725,176
7.125%	12/01/31	3,559	3,673,423

			15,076,140

Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	410	367,080
6.000%	02/20/34	660	667,152
6.343%	08/02/30	230	239,909
7.079%	08/02/43	605	638,777
7.081%	08/02/53	1,165	1,239,933
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30(a)	1,505	1,479,314
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	810	807,101

			5,439,266

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29(a)	810	789,272
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,705	1,647,862

			2,437,134

Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29(a)	2,001	1,811,546

Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	01/18/34	165	163,430
Ford Motor Co.,
Sr. Unsec’d. Notes
6.100%	08/19/32(a)	1,250	1,248,463
9.625%	04/22/30(a)	770	895,580
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.950%	05/28/27	250	244,180
6.798%	11/07/28	385	398,035
6.800%	05/12/28	355	365,927
7.122%	11/07/33(a)	375	396,106
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.550%	07/15/29(a)	930	930,239
5.800%	06/23/28(a)	475	480,492

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.350%	03/19/29		410	$409,289
5.400%	01/08/31		240	238,387
5.500%	03/30/26(a)		400	399,593
5.600%	03/30/28(a)		775	780,278
6.500%	01/16/29(a)		490	511,447
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC,
Sr. Sec’d. Notes, 144A, 6 Month SOFR + 6.028% (Cap N/A, Floor 1.000%)
11.310%(c)	10/15/26(a)		5,544	5,596,873
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.625%	11/13/25(a)		930	918,573
4.750%	11/13/28		890	870,487
5.600%	03/22/34		1,080	1,073,936

				15,921,315

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
8.250%	04/15/31(a)		2,130	2,220,525
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27(a)		1,640	1,647,134
Sr. Sec’d. Notes, 144A
6.750%	05/15/28		465	469,650
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
8.500%	07/15/31	EUR	1,983	2,308,307
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	07/15/29(a)		765	710,184
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/21/33(a)		1,640	1,667,813
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		600	609,105
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,540	2,310,302
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
6.750%	04/23/30		990	1,009,147
6.875%	04/14/28		255	260,068
6.875%	04/23/32		2,400	2,481,464
7.125%	04/14/30(a)		1,035	1,070,819

				16,764,518

Banks — 0.7%
Banca Transilvania SA (Romania),
Sr. Non-Preferred Notes, EMTN
8.875%(ff)	04/27/27	EUR	1,603	1,809,351
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26		1,900	1,870,075

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco del Estado de Chile (Chile),
Jr. Sub. Notes, 144A
7.950%(ff)	05/02/29(oo)	1,160	$1,197,120
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
6.000%	03/18/31(a)	800	786,250
Banco General SA (Panama),
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31(oo)	620	529,519
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
7.625%(ff)	01/10/28(oo)	400	390,960
8.375%(ff)	10/14/30(oo)	1,025	1,034,930
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30	1,475	1,132,063
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.177%	10/26/31	1,244	1,078,781
Bancolombia SA (Colombia),
Sub. Notes
4.625%(ff)	12/18/29	1,380	1,328,250
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A
3.466%(ff)	09/23/36	990	822,373
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26	1,036	990,028
Bank of America Corp.,
Sr. Unsec’d. Notes
5.819%(ff)	09/15/29	1,822	1,859,920
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	6,875	5,659,099
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
5.188%(ff)	03/14/35(a)	1,125	1,110,544
6.474%(ff)	10/25/34	1,335	1,439,647
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26(a)	689	672,006
5.304%(ff)	08/09/26	506	502,708
5.690%(ff)	03/12/30	1,050	1,051,436
BBVA Bancomer SA (Mexico),
Sub. Notes
5.125%(ff)	01/18/33	1,850	1,687,547
5.875%(ff)	09/13/34	850	784,994
Sub. Notes, 144A
8.125%(ff)	01/08/39	710	719,823
8.450%(ff)	06/29/38	2,085	2,152,762
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	1,675	1,464,757
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35	1,470	1,473,343
6.208%(ff)	01/18/29	1,680	1,704,796
6.684%(ff)	09/13/27(a)	1,175	1,196,372

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26		2,106	$2,063,285
Sub. Notes
4.450%	09/29/27		370	360,689
5.827%(ff)	02/13/35		4,280	4,242,400
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
3.244%(ff)	12/20/25		865	853,500
5.705%(ff)	03/01/30(a)		890	890,335
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
3.961%(ff)	11/26/25		845	837,594
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25(oo)		1,700	1,686,187
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25		270	264,815
2.550%	05/05/27		150	138,953
3.950%	03/14/28		458	436,965
5.631%(ff)	01/29/32		390	386,445
6.339%(ff)	07/27/29(a)		900	922,854
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27(a)		2,586	2,387,946
3.615%(ff)	03/15/28(a)		1,615	1,543,899
3.691%(ff)	06/05/28		2,124	2,031,552
4.482%(ff)	08/23/28(a)		1,755	1,714,332
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
6.114%(ff)	09/11/34		675	695,338
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31(a)		4,112	3,553,989
2.739%(ff)	10/15/30		1,449	1,281,911
5.040%(ff)	01/23/28		715	711,335
5.336%(ff)	01/23/35		655	651,594
Sub. Notes
2.956%(ff)	05/13/31		2,042	1,789,596
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29(a)		1,915	1,907,472
5.173%(ff)	01/16/30(a)		1,125	1,121,612
Nova Kreditna Banka Maribor dd (Slovenia),
Sr. Preferred Notes
7.375%(ff)	06/29/26	EUR	1,900	2,083,132
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.300%(ff)	01/21/28(a)		370	369,444
6.875%(ff)	10/20/34		1,235	1,345,594
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
6.124%(ff)	05/31/27(a)		330	331,491
6.342%(ff)	05/31/35(a)		1,595	1,591,753

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26	3,560	$3,387,542
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
5.519%(ff)	01/19/28	2,495	2,461,813
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	990	926,303
5.905%(ff)	05/14/35(a)	2,110	2,090,878
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN
5.000%	01/17/29	1,140	1,131,108
U.S. Bancorp,
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30(a)	485	486,094
5.678%(ff)	01/23/35	2,195	2,205,272
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	400	392,806
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	425	395,781
1.364%(ff)	01/30/27	1,035	966,155
2.193%(ff)	06/05/26	965	932,431
2.746%(ff)	02/11/33	744	607,800
3.091%(ff)	05/14/32	1,000	853,750
5.711%(ff)	01/12/27	305	305,155
6.246%(ff)	09/22/29	230	236,445
6.537%(ff)	08/12/33	810	852,525
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,218	3,649,239
5.198%(ff)	01/23/30(a)	1,470	1,463,683

			97,990,246

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	2,406	2,423,935
Triton Water Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	04/01/29(a)	820	790,287

			3,214,222

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43	200	197,074

Building Materials — 0.1%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
6.375%	06/15/32	405	405,770
6.375%	03/01/34	895	885,920
Cemex SAB de CV (Mexico),
Sub. Notes
9.125%(ff)	03/14/28(oo)	275	293,477

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32(a)		1,065	$1,071,395
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	07/15/28		800	755,712
Owens Corning,
Sr. Unsec’d. Notes
5.700%	06/15/34		665	671,348
5.950%	06/15/54		670	674,551
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		1,460	1,415,022
6.500%	03/15/27(a)		1,685	1,687,933
7.250%	01/15/31		625	647,222

				8,508,350

Chemicals — 0.1%
Avient Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	08/01/30(a)		1,740	1,770,824
Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.250%	02/15/31(a)		795	825,806
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
7.250%	02/13/33(a)		1,140	1,074,450
8.500%	01/12/31		660	673,613
Celanese US Holdings LLC,
Gtd. Notes
6.550%	11/15/30		190	198,614
6.700%	11/15/33(a)		2,730	2,868,644
Hanwha Totalenergies Petrochemical Co. Ltd. (South Korea),
Sr. Unsec’d. Notes
5.500%	07/18/29		1,250	1,247,963
Kobe US Midco 2, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26		598	489,043
MEGlobal BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26		200	193,525
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30		260	261,196
Gtd. Notes, EMTN
5.875%	05/18/30		1,000	1,004,600
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
7.500%	05/02/54		1,130	1,151,380
Vibrantz Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	02/15/30(a)		2,625	2,401,393
Westlake Corp.,
Sr. Unsec’d. Notes
1.625%	07/17/29	EUR	1,520	1,452,997

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
7.375%	03/01/31		1,679	$1,700,246
Sr. Unsec’d. Notes, 144A
5.625%	08/15/29(a)		1,215	1,117,129

				18,431,423

Commercial Services — 0.2%
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
6.125%	10/15/26(a)		1,190	1,173,269
Albion Financing 2 Sarl (Luxembourg),
Sr. Unsec’d. Notes, 144A
8.750%	04/15/27		2,640	2,659,800
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31		1,993	2,000,152
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,670	1,462,301
9.750%	07/15/27		1,495	1,486,165
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,240	1,122,200
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	01/15/30	EUR	1,255	1,202,855
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31(a)		3,295	3,436,306
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.875%	07/18/29		1,200	1,123,500
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33(a)		1,085	1,055,801
International Container Terminal Services, Inc. (Philippines),
Sr. Unsec’d. Notes
4.750%	06/17/30		1,710	1,641,703
Korn Ferry,
Gtd. Notes, 144A
4.625%	12/15/27		1,000	952,024
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		2,315	2,158,069
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes
5.750%	10/10/36		405	356,921
Sr. Sec’d. Notes, 144A
5.750%	10/10/36		418	368,819
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		950	826,161
Wand NewCo 3, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	01/30/32(a)		4,352	4,495,334

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	805	$811,177
7.375%	10/01/31(a)	1,601	1,646,300

			29,978,857

Computers — 0.1%
Booz Allen Hamilton, Inc.,
Gtd. Notes
5.950%	08/04/33	535	549,533
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	950	974,376
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29(a)	515	471,493
3.750%	10/01/30	295	264,589
4.500%	07/01/28	675	650,555
Insight Enterprises, Inc.,
Gtd. Notes, 144A
6.625%	05/15/32	1,650	1,676,458
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	2,695	2,488,370
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	790	773,184

			7,848,558

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	30	28,098
Gates Corp.,
Gtd. Notes, 144A
6.875%	07/01/29	1,455	1,481,302
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,605	1,447,760
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31(a)	1,541	1,604,582
Sr. Sec’d. Notes, 144A
6.750%	03/15/28(a)	380	387,125
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	600	616,514
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	1,775	1,854,303

			7,419,684

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/30/32	990	849,272
4.625%	10/15/27(a)	355	345,608

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
5.100%	01/19/29	565	$558,649
AG Issuer LLC,
Sr. Sec’d. Notes, 144A
6.250%	03/01/28	880	860,369
AG TTMT Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
8.625%	09/30/27	1,745	1,807,652
Aretec Group, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	08/15/30	1,145	1,246,470
Sr. Unsec’d. Notes, 144A
7.500%	04/01/29(a)	1,270	1,223,962
At Home Cayman (Cayman Islands),
Sr. Sec’d. Notes, 144A
11.500%	05/12/28	474	331,525
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	770	694,409
3.750%	03/09/27	250	240,063
5.247%(ff)	07/26/30	425	416,987
5.468%(ff)	02/01/29(a)	800	796,663
5.700%(ff)	02/01/30(a)	248	249,000
6.051%(ff)	02/01/35	685	689,004
7.624%(ff)	10/30/31(a)	220	241,984
Sub. Notes
2.359%(ff)	07/29/32	572	447,464
Hightower Holding LLC,
Gtd. Notes, 144A
6.750%	04/15/29	1,370	1,282,692
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40	777	539,096
Jane Street Group/JSG Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	11/15/29(a)	2,718	2,549,481
7.125%	04/30/31	3,740	3,835,442
LPL Holdings, Inc.,
Gtd. Notes
6.750%	11/17/28	835	876,820
Gtd. Notes, 144A
4.375%	05/15/31	235	215,119
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31	1,365	1,148,728
3.200%	04/06/41	480	357,566
Midcap Financial Issuer Trust,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/30	1,470	1,275,108
6.500%	05/01/28(a)	1,840	1,737,909
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28(a)	1,130	1,033,646
5.000%	03/15/27(a)	810	773,993
5.500%	03/15/29(a)	2,010	1,834,008
9.375%	07/25/30	1,195	1,256,198
11.500%	03/15/31	1,205	1,326,844

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, MTN
5.625%	08/01/33	1,563	$1,246,488
OneMain Finance Corp.,
Gtd. Notes
6.625%	01/15/28(a)	655	657,524
7.500%	05/15/31	1,020	1,032,602
7.875%	03/15/30	2,195	2,262,488
9.000%	01/15/29(a)	3,115	3,285,179
Osaic Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	08/01/27(a)	515	529,834
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.125%	11/15/30	1,375	1,371,194
7.875%	12/15/29(a)	1,741	1,794,695
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	04/15/29	256	243,123

			43,464,858

Electric — 0.5%
AES Andes SA (Chile),
Jr. Sub. Notes, 144A
8.150%(ff)	06/10/55	1,450	1,447,100
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/29	535	532,322
Appalachian Power Co.,
Sr. Unsec’d. Notes
5.650%	04/01/34(a)	1,780	1,763,323
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.400%	06/01/53	595	568,890
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	335	318,609
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28	2,070	1,990,922
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	652	632,571
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34	500	469,844
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28(a)	590	597,616
DTE Energy Co.,
Sr. Unsec’d. Notes
4.875%	06/01/28	235	231,231
5.100%	03/01/29(a)	1,705	1,691,641
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/52	1,110	964,896
6.100%	09/15/53(a)	754	765,774

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	593	$585,973
6.950%	11/15/29	225	239,076
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29(a)	465	462,517
5.625%	04/10/34	575	571,343
Eversource Energy,
Sr. Unsec’d. Notes
5.850%	04/15/31	945	957,799
5.950%	07/15/34(a)	1,815	1,832,580
Exelon Corp.,
Sr. Unsec’d. Notes
5.450%	03/15/34	640	635,516
5.600%	03/15/53(a)	1,980	1,904,914
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30(a)	1,124	975,508
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30	209	174,972
Sr. Unsec’d. Notes, Series C
3.400%	03/01/50(a)	1,447	960,726
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33	1,305	1,273,097
5.250%	03/15/34(a)	825	822,686
Indianapolis Power & Light Co.,
First Mortgage, 144A
5.700%	04/01/54	405	397,443
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/01/34	685	678,940
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25	2,000	1,950,000
MidAmerican Energy Co.,
First Mortgage
5.850%	09/15/54	480	491,939
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes
5.625%	08/10/37	2,850	2,589,047
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
5.664%	01/17/54	675	648,176
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32(a)	162	139,295
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	431	470,930
Oryx Funding Ltd. (Oman),
Gtd. Notes
5.800%	02/03/31	800	787,700
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	515	465,114
2.500%	02/01/31	1,461	1,204,679

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
3.300%	12/01/27	265	$247,078
3.950%	12/01/47	740	529,093
4.550%	07/01/30	1,691	1,603,568
5.800%	05/15/34	930	924,936
5.900%	06/15/32	235	235,588
6.700%	04/01/53	430	446,865
6.750%	01/15/53	960	997,478
6.950%	03/15/34(a)	690	742,971
PacifiCorp,
First Mortgage
5.300%	02/15/31	974	970,993
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28(a)	2,280	2,393,303
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29	1,565	1,453,005
Sr. Unsec’d. Notes, EMTN
6.150%	05/21/48	300	295,219
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	3,250	3,129,659
5.250%	07/01/30(a)	1,950	1,864,428
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36	840	848,400
Sempra,
Sr. Unsec’d. Notes
3.400%	02/01/28	255	239,876
3.700%	04/01/29	430	402,540
Southern California Edison Co.,
First Mortgage
5.450%	06/01/31(a)	340	342,505
5.700%	03/01/53(a)	645	625,741
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33	1,960	1,926,811
5.700%	03/15/34(a)	1,495	1,521,065
Southwestern Public Service Co.,
First Mortgage
6.000%	06/01/54	390	389,057
Talen Energy Supply LLC,
Sr. Sec’d. Notes, 144A
8.625%	06/01/30	4,523	4,826,273
TransAlta Corp. (Canada),
Sr. Unsec’d. Notes
7.750%	11/15/29	505	526,463
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	3,346	3,372,307
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	3,530	3,649,627
Vistra Operations Co. LLC,
Gtd. Notes, 144A
7.750%	10/15/31	2,360	2,458,186
Sr. Sec’d. Notes, 144A
6.000%	04/15/34(a)	425	425,469

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
6.950%	10/15/33		515	$549,819
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30(a)		1,515	1,360,666

				72,493,698

Electronics — 0.0%
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29(a)		1,855	1,697,325
5.875%	09/01/30(a)		1,185	1,159,819
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31(a)		1,650	1,439,201
6.625%	07/15/32		1,595	1,606,206

				5,902,551

Energy-Alternate Sources — 0.0%
Greenko Power II Ltd. (India),
Sr. Sec’d. Notes
4.300%	12/13/28		1,258	1,147,811
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.750%	01/15/30		655	597,358
5.000%	01/31/28		3,114	2,975,560

				4,720,729

Engineering & Construction — 0.0%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes, 144A
4.000%	08/11/41		560	422,975
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	09/15/32	EUR	700	643,074
2.000%	02/15/33	EUR	700	635,385
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	600	563,301
HTA Group Ltd. (Tanzania),
Gtd. Notes, 144A
7.500%	06/04/29		1,230	1,224,619

				3,489,354

Entertainment — 0.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
8.125%	07/01/27(a)		405	413,275
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		775	778,781
7.000%	02/15/30		4,765	4,869,022
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)		666	637,868
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
6.500%	10/01/28		605	606,234

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31		1,120	$1,127,947
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30		3,245	3,153,048
Cirsa Finance International Sarl (Spain),
Sr. Sec’d. Notes, 144A
7.875%	07/31/28	EUR	605	700,468
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29		865	849,833
Light & Wonder International, Inc.,
Gtd. Notes, 144A
7.250%	11/15/29(a)		1,445	1,474,034
7.500%	09/01/31		205	212,085
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27(a)		1,000	958,560
Lottomatica SpA/Roma (Italy),
Sr. Sec’d. Notes, 144A
7.125%	06/01/28	EUR	665	751,042
Merlin Entertainments Group US Holdings, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
7.375%	02/15/31(a)		1,650	1,681,675
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)		1,890	1,838,025
Ontario Gaming GTA LP (Canada),
Sr. Sec’d. Notes, 144A
8.000%	08/01/30(a)		625	639,063
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
Sr. Sec’d. Notes, 144A
4.875%	11/01/26		620	600,735
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)		1,125	1,096,663
SeaWorld Parks & Entertainment, Inc.,
Gtd. Notes, 144A
5.250%	08/15/29(a)		2,720	2,568,569
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
7.250%	05/15/31(a)		4,059	4,125,183
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	05/01/32(a)		1,105	1,122,852
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27		2,237	2,121,880
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.750%	12/01/29(a)		975	882,659

				33,209,501

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		485	494,094

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Environmental Control (cont’d.)
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29(a)	1,635	$1,522,336

			2,016,430

Foods — 0.1%
Agrosuper SA (Chile),
Sr. Unsec’d. Notes, 144A
4.600%	01/20/32(a)	1,500	1,307,250
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.625%	01/15/27	330	318,963
B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	09/15/28(a)	730	740,985
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	250	243,097
6.400%	01/15/34	250	263,807
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/20/33	2,460	2,388,215
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/32(a)	665	666,694
Sysco Corp.,
Gtd. Notes
2.450%	12/14/31(a)	460	379,943

			6,308,954

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
3.875%	11/02/27	565	528,964
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	625	577,930

			1,106,894

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.375%	06/01/28	1,263	1,297,155
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
6.119%	07/20/53(a)	430	425,831
NiSource, Inc.,
Sr. Unsec’d. Notes
5.250%	03/30/28	255	254,727

			1,977,713

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/50	638	365,293

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products — 0.1%
Bausch + Lomb Corp.,
Sr. Sec’d. Notes, 144A
8.375%	10/01/28(a)		1,800	$1,838,250
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,065	980,627
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		3,375	3,216,579
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29(a)		2,637	2,666,420
Revvity, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28(a)		1,129	987,733
2.250%	09/15/31		614	501,654
3.300%	09/15/29(a)		750	682,490
Sartorius Finance BV (Germany),
Gtd. Notes
4.875%	09/14/35	EUR	1,100	1,225,126
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29		1,155	1,151,433
5.600%	03/23/34		1,225	1,202,309
5.900%	04/30/54(a)		1,225	1,170,935
6.000%	05/15/64		1,220	1,159,389

				16,782,945

Healthcare-Services — 0.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.000%	04/15/29		665	632,536
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30		4,835	4,136,114
4.250%	12/15/27		275	262,571
4.625%	12/15/29		1,520	1,436,735
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.000%	03/15/31		1,075	961,641
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
6.125%	04/01/30		605	422,024
Sr. Sec’d. Notes, 144A
10.875%	01/15/32		1,055	1,099,341
Concentra Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	07/15/32		895	907,407
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53(a)		630	579,626
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31(a)		605	496,615
3.500%	09/01/30(a)		3,035	2,737,768
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
5.200%	06/15/29		500	498,289

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
5.450%	06/15/34	630	$622,370
5.875%	06/15/54	1,310	1,286,847
HealthEquity, Inc.,
Gtd. Notes, 144A
4.500%	10/01/29	515	481,101
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	1,033	1,013,663
5.375%	04/15/31(a)	1,110	1,103,901
5.750%	04/15/54(a)	460	443,252
5.950%	03/15/34	685	700,414
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.849%	05/08/29	335	340,070
6.000%	05/08/34	420	429,884
IQVIA, Inc.,
Gtd. Notes, 144A
6.500%	05/15/30(a)	630	639,619
Sr. Sec’d. Notes
6.250%	02/01/29	1,005	1,032,987
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	08/15/30	866	924,116
11.000%	10/15/30(a)	2,415	2,661,752
Sr. Unsec’d. Notes, 144A
10.000%	06/01/32(a)	1,595	1,633,505
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28	730	686,490
Star Parent, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	10/01/30(a)	1,888	1,984,209
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	400	401,421
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)	1,340	1,332,807
Sr. Sec’d. Notes
4.375%	01/15/30	1,990	1,844,004
5.125%	11/01/27	530	518,644
6.125%	06/15/30	2,070	2,057,152
6.750%	05/15/31	770	781,888
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/33(a)	1,225	1,170,409
5.000%	04/15/34(a)	1,625	1,603,326
5.050%	04/15/53(a)	3,170	2,940,342
5.875%	02/15/53	1,985	2,061,881

			44,866,721

Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	11/06/30	1,070	1,072,339
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29	2,160	2,175,511

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
8.500%	06/15/29	1,710	$1,732,450
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	272	252,760
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Sec’d. Notes, 144A
7.000%	01/15/31(a)	2,690	2,720,750
Sr. Unsec’d. Notes, 144A
5.875%	11/01/29(a)	1,705	1,596,694
6.750%	10/15/27(a)	4,555	4,484,569
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	02/15/29	1,045	1,048,713
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	450	394,613
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.750%	07/15/54	233	226,263
6.750%	02/15/54	680	748,491
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29	830	776,640
7.500%	02/15/32(a)	2,392	2,397,312
Athene Global Funding,
Sec’d. Notes, 144A
5.684%	02/23/26	1,685	1,689,151
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	690	685,859
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29	1,545	1,448,222
3.900%	04/05/32(a)	455	407,516
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.200%	01/12/29	240	238,968
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27(a)	1,845	1,849,612
HUB International Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/30	5,050	5,174,768
Sr. Unsec’d. Notes, 144A
5.625%	12/01/29(a)	1,355	1,281,156
7.375%	01/31/32(a)	4,815	4,884,652
Jones Deslauriers Insurance Management, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.500%	03/15/30	2,770	2,880,800
Sr. Unsec’d. Notes, 144A
10.500%	12/15/30(a)	1,980	2,123,550
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53(a)	591	596,987
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	705	696,026

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Panther Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
7.125%	06/01/31(a)	3,505	$3,544,997
Ryan Specialty LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/01/30	655	608,278

			47,737,647

Internet — 0.1%
Cogent Communications Group Inc./Cogent Communications Finance, Inc.,
Gtd. Notes, 144A
7.000%	06/15/27	810	801,490
Gen Digital, Inc.,
Gtd. Notes, 144A
6.750%	09/30/27(a)	1,485	1,502,346
7.125%	09/30/30(a)	2,390	2,446,523
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27	695	679,961
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
3.625%	10/01/31(a)	2,245	1,901,829
4.625%	06/01/28	1,195	1,119,795
5.000%	12/15/27	570	546,542
5.625%	02/15/29(a)	1,315	1,263,578
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.600%	05/15/53	1,835	1,873,074

			12,135,138

Investment Companies — 0.1%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.875%	02/14/35	1,260	1,192,275
5.125%	02/14/53	4,612	3,998,027
Hannon Armstrong Sustainable Infrastructure Capital, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	07/01/34	3,320	3,265,362
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	440	413,029

			8,868,693

Iron/Steel — 0.1%
ATI, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/31	1,300	1,199,968
5.875%	12/01/27(a)	2,085	2,060,968
7.250%	08/15/30(a)	660	683,325
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28	371	370,303
7.625%	03/15/30	3,317	3,412,300
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28	250	252,969

			7,979,833

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time — 0.1%
Acushnet Co.,
Gtd. Notes, 144A
7.375%	10/15/28(a)	380	$393,877
Carnival Corp.,
Gtd. Notes, 144A
6.000%	05/01/29(a)	90	88,537
10.500%	06/01/30	2,605	2,829,290
Sr. Sec’d. Notes, 144A
7.000%	08/15/29(a)	1,705	1,763,089
Life Time, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26(a)	1,458	1,473,419
Sr. Sec’d. Notes, 144A
5.750%	01/15/26	202	201,129
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	1,523	1,505,866
Sr. Sec’d. Notes, 144A
8.125%	01/15/29	440	460,944
8.375%	02/01/28	585	611,460
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29	1,285	1,335,411
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	880	869,000
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
8.250%	01/15/29	1,675	1,765,174
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28	525	516,211
6.250%	03/15/32(a)	1,530	1,536,977
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
11.250%	12/15/27	810	787,120

			16,137,504

Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.000%	05/01/31	2,580	2,309,013
5.750%	05/01/28	435	432,442
6.125%	04/01/32(a)	935	938,989
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	85	83,473
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	792	756,027
5.900%	06/01/27	280	281,423
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	10/01/27(a)	600	570,000

			5,371,367

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Machinery-Diversified — 0.1%
AGCO Corp.,
Gtd. Notes
5.800%	03/21/34(a)		305	$303,672
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31		600	603,033
5.450%	06/15/34(a)		495	499,021
5.700%	06/15/54(a)		415	417,886
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29(a)		1,705	1,561,938
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		180	179,212
TK Elevator Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28(a)		1,505	1,489,950
Sr. Unsec’d. Notes
6.625%	07/15/28	EUR	999	1,027,485
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27		2,535	2,449,418

				8,531,615

Media — 0.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29		720	522,900
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34(a)		695	527,194
4.500%	06/01/33		840	660,790
6.375%	09/01/29(a)		1,515	1,436,920
7.375%	03/01/31(a)		675	666,290
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31		1,525	1,247,004
3.750%	02/15/28		640	595,167
5.250%	04/01/53(a)		1,620	1,272,817
6.484%	10/23/45		419	383,243
6.650%	02/01/34(a)		1,440	1,454,822
Comcast Corp.,
Gtd. Notes
3.900%	03/01/38		731	618,796
5.650%	06/01/54		2,190	2,186,809
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29		667	487,952
11.750%	01/31/29		555	473,896
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27		1,475	1,388,033
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28		3,159	2,885,071

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30	3,150	$2,793,656
5.500%	01/14/32	1,150	1,008,766
Sr. Unsec’d. Notes, 144A
5.500%	01/14/32	600	526,313
Gray Television, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31(a)	1,661	942,738
7.000%	05/15/27(a)	358	329,470
LCPR Senior Secured Financing DAC (Puerto Rico),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29	2,250	1,867,500
6.750%	10/15/27	1,144	1,068,553
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	1,570	1,507,710
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.875%	09/01/31(a)	265	216,301
4.000%	07/15/28	2,590	2,339,880
4.125%	07/01/30(a)	1,265	1,080,616
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	06/30/30(a)	460	429,129
8.000%	08/15/28	1,750	1,705,450
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.000%	07/15/30	525	432,290
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30	1,080	912,600
5.500%	05/15/29(a)	690	628,542
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51(a)	680	506,995
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
5.125%	02/28/30(a)	810	688,500

			35,792,713

Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
6.375%	06/15/30(a)	2,360	2,364,988

Mining — 0.1%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30(a)	1,181	1,239,757
Unsec’d. Notes, 144A
11.500%	10/01/31	1,955	2,190,401
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
6.300%	09/08/53	400	394,375
Sr. Unsec’d. Notes, 144A
3.150%	01/14/30	555	490,655
3.700%	01/30/50	245	167,059

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
5.125%	02/02/33	640	$606,800
6.300%	09/08/53	1,360	1,340,875
6.440%	01/26/36	1,700	1,747,813
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32	1,305	1,262,914
Freeport-McMoRan, Inc.,
Gtd. Notes
4.375%	08/01/28	493	476,133
5.000%	09/01/27	115	113,825
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	1,525	1,528,574
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	08/06/50	260	199,306
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	1,145	1,062,131

			12,820,618

Miscellaneous Manufacturing — 0.0%
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31(a)	1,990	1,728,153

Multi-National — 0.0%
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
3.625%(s)	03/31/27	1,500	1,371,204

Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32(a)	810	819,191

Oil & Gas — 0.8%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	2,715	2,745,665
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	775	750,814
7.625%	02/01/29	125	128,668
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29	440	435,481
6.750%	04/15/29	2,545	2,547,370
Chord Energy Corp.,
Gtd. Notes, 144A
6.375%	06/01/26	890	888,743
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	485	508,870
8.625%	11/01/30(a)	585	627,899
8.750%	07/01/31(a)	745	797,659
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	630	587,219

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.750%	03/01/29(a)	2,690	$2,606,643
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	255	244,991
Cosan Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.250%	06/27/31(a)	950	958,550
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	08/05/24(oo)	620	627,944
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.375%	01/15/33	1,968	1,972,212
7.625%	04/01/32	1,495	1,523,932
9.250%	02/15/28(a)	2,645	2,794,003
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	1,210	1,262,937
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30(a)	415	413,014
5.400%	04/18/34	1,898	1,878,741
5.750%	04/18/54(a)	780	755,756
5.900%	04/18/64	810	781,958
6.250%	03/15/53	595	614,223
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	100	96,149
8.375%	01/19/36	1,150	1,128,725
8.875%	01/13/33	420	433,650
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28(a)	1,110	1,120,809
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	05/15/34	935	932,189
5.950%	05/15/54	1,155	1,135,653
Gulfport Energy Corp.,
Gtd. Notes, 144A
8.000%	05/17/26	775	784,317
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	1,330	1,287,241
6.000%	04/15/30	435	420,012
6.000%	02/01/31	1,195	1,142,073
6.250%	04/15/32	420	404,137
6.875%	05/15/34	1,110	1,097,591
8.375%	11/01/33	950	1,012,241
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33	2,050	1,679,078
Kosmos Energy Ltd. (Ghana),
Gtd. Notes
7.125%	04/04/26	800	788,500
Matador Resources Co.,
Gtd. Notes, 144A
6.500%	04/15/32	605	605,424

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.125%	01/01/31(a)		1,011	$1,035,303
6.375%	09/01/28(a)		340	350,751
6.625%	09/01/30		225	235,878
7.500%	05/01/31		905	996,606
7.875%	09/15/31		1,210	1,354,638
7.950%	06/15/39		245	282,922
8.875%	07/15/30		1,770	2,040,427
Permian Resources Operating LLC,
Gtd. Notes, 144A
9.875%	07/15/31		940	1,040,476
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43		1,225	1,176,061
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27(d)		5,490	641,946
6.000%	05/16/24(d)		11,860	1,405,410
6.000%	11/15/26(d)		2,756	326,586
9.000%	11/17/21(d)		37,670	4,727,585
9.750%	05/17/35(d)		1,091	148,922
12.750%	02/17/22(d)		5,195	742,885
Sr. Sec’d. Notes
8.500%	10/27/20(d)		542	412,894
Sr. Sec’d. Notes, 144A
8.500%	10/27/20(d)		1,075	820,069
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		3,975	3,777,492
5.950%	01/28/31		2,275	1,828,531
6.500%	03/13/27		2,325	2,214,330
6.500%	06/02/41		6,167	4,193,560
10.000%	02/07/33		1,500	1,502,625
Gtd. Notes, MTN
8.750%	06/02/29		1,888	1,853,780
Gtd. Notes, Series 2013-2
7.190%	09/12/24	MXN	3,700	199,996
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
2.250%	07/12/31		600	501,000
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31		1,330	1,110,550
3.125%	07/12/41		2,565	1,904,512
Raizen Fuels Finance SA (Brazil),
Gtd. Notes, 144A
6.450%	03/05/34		390	395,557
6.950%	03/05/54		360	365,400
Range Resources Corp.,
Gtd. Notes
8.250%	01/15/29(a)		1,085	1,125,009
Gtd. Notes, 144A
4.750%	02/15/30(a)		1,885	1,767,882
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
2.875%	01/12/32		1,450	1,232,775

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29	1,100	$1,023,000
4.250%	04/16/39	4,000	3,475,000
Seadrill Finance Ltd. (Norway),
Sec’d. Notes, 144A
8.375%	08/01/30(a)	2,528	2,641,760
SilverBow Resources, Inc.,
Sec’d. Notes, 144A, 3 Month SOFR + 7.750%
13.089%(c)	12/15/28	1,541	1,611,798
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	2,695	2,475,285
8.375%	09/15/28	840	868,685
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29(a)	1,170	1,199,538
7.250%	05/01/32(a)	2,147	2,219,728
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49	610	406,794
Gtd. Notes, EMTN
3.500%	10/17/49	950	633,531
Transocean Aquila Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/30/28(a)	533	541,661
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29	1,190	1,192,558
8.500%	05/15/31(a)	2,290	2,282,420
Sr. Sec’d. Notes, 144A
8.750%	02/15/30(a)	1,059	1,112,265
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	985	1,017,032
Vermilion Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	05/01/30(a)	1,165	1,143,156

			106,077,650

Oil & Gas Services — 0.0%
Solaris Midstream Holdings LLC,
Gtd. Notes, 144A
7.625%	04/01/26	880	884,194

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)	715	718,831
6.875%	03/15/28(a)	2,015	2,067,912
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26	805	789,906
5.375%	01/15/28	2,015	1,929,363
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	820	801,920

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	70	$72,131
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30(a)	920	820,527
Sealed Air Corp.,
Gtd. Notes, 144A
5.000%	04/15/29(a)	780	743,226
6.875%	07/15/33	94	96,884
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	440	441,217
Sealed Air Corp/Sealed Air Corp. US,
Gtd. Notes, 144A
7.250%	02/15/31(a)	720	742,380
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	375	409,539

			9,633,836

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49	2,220	1,847,517
4.500%	05/14/35	1,532	1,444,775
4.875%	11/14/48	2,030	1,864,360
5.050%	03/15/34(a)	1,675	1,669,818
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
5.000%	02/26/34	1,860	1,849,255
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,050	1,028,472
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.375%	11/21/30	810	829,996
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	2,481	2,192,378
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.650%	02/22/64	715	698,632
6.250%	11/15/53	825	886,189
CVS Health Corp.,
Sr. Unsec’d. Notes
5.050%	03/25/48(a)	854	735,946
5.125%	07/20/45	65	57,156
5.625%	02/21/53	1,230	1,141,515
5.875%	06/01/53(a)	1,370	1,312,148
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.700%	02/09/34(a)	1,890	1,853,040
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
5.300%	05/19/53	795	768,898
5.340%	05/19/63	1,230	1,162,174

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
4.750%	05/09/27	1,125	$1,084,922
6.750%	03/01/28	935	954,962
7.875%	09/15/29	2,710	2,912,403
8.125%	09/15/31	930	1,031,428

			27,325,984

Pipelines — 0.3%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	730	638,610
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	764	762,975
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	1,710	1,458,186
4.500%	10/01/29	324	308,588
5.950%	06/30/33	969	981,124
Gtd. Notes, 144A
5.750%	08/15/34	1,860	1,861,256
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	500	485,516
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34(a)	1,230	1,228,443
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34	1,230	1,209,449
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30	535	608,554
Gtd. Notes, 144A
6.750%	09/15/37	415	445,136
Enbridge, Inc. (Canada),
Gtd. Notes
5.300%	04/05/29	543	543,122
5.625%	04/05/34(a)	995	991,514
6.200%	11/15/30	186	195,292
6.700%	11/15/53	600	656,220
Energy Transfer LP,
Gtd. Notes, 144A
6.000%	02/01/29	135	136,035
7.375%	02/01/31	925	964,552
Sr. Unsec’d. Notes
2.900%	05/15/25(a)	653	637,037
5.550%	05/15/34	660	651,651
5.950%	05/15/54(a)	440	426,227
6.400%	12/01/30	815	856,452
6.550%	12/01/33	390	412,657
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
2.625%	03/31/36	985	802,467
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	5,350	5,273,716

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/29	455	$463,996
8.375%	02/15/32	1,150	1,167,409
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28(a)	235	238,576
5.800%	11/01/30	700	715,984
6.050%	09/01/33(a)	690	710,568
6.625%	09/01/53	1,405	1,500,297
Prairie Acquiror LP,
Sr. Sec’d. Notes, 144A
9.000%	08/01/29(a)	860	886,916
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	255	246,050
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	840	804,276
6.000%	12/31/30(a)	1,240	1,156,256
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	1,875	1,884,245
Targa Resources Corp.,
Gtd. Notes
6.150%	03/01/29	464	478,954
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32(a)	780	700,597
5.000%	01/15/28	240	234,914
5.500%	03/01/30	1,875	1,863,381
6.875%	01/15/29	317	325,125
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
4.125%	08/15/31	990	888,677
6.250%	01/15/30	1,830	1,858,368
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/01/31(a)	2,975	3,084,736
9.500%	02/01/29	2,395	2,622,960
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.500%	03/01/28	245	236,047
6.350%	01/15/29	235	242,402

			44,845,513

Private Equity — 0.0%
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
6.000%	04/15/25(a)	690	690,000
8.000%	06/15/27(a)	1,017	1,057,221

			1,747,221

Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28(a)	1,045	1,037,097

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29(a)	570	$510,226
5.375%	08/01/28(a)	1,020	969,510

			2,516,833

Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.250%	05/15/36	190	182,816
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29(a)	450	448,323
5.450%	02/15/34(a)	1,310	1,298,932
Apollo Commercial Real Estate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	06/15/29(a)	1,465	1,228,894
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25(a)	885	875,209
3.900%	03/15/27(a)	2,823	2,712,025
4.050%	07/01/30	394	365,585
4.125%	06/15/26	1,643	1,601,226
4.125%	05/15/29	1,764	1,665,902
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.500%	07/15/31	294	242,682
5.600%	06/01/29	234	236,005
5.800%	03/01/34	620	626,173
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	463	460,836
Healthcare Realty Holdings LP,
Gtd. Notes
2.050%	03/15/31	660	510,627
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31(a)	245	211,369
Invitation Homes Operating Partnership LP,
Gtd. Notes
5.450%	08/15/30	321	321,387
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25	1,669	1,634,286
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27(a)	695	691,387
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27(a)	1,600	1,334,490
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28(a)	1,935	1,705,028

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30	1,905	$1,926,685
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27(a)	1,320	1,258,018
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	670	608,556
2.836%	01/15/50	1,375	1,350,850
Service Properties Trust,
Sr. Sec’d. Notes, 144A
8.625%	11/15/31(a)	2,205	2,299,000

			25,796,291

Retail — 0.1%
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 7.125% or PIK 8.625%
7.125%	05/12/28	1,065	447,284
Bath & Body Works, Inc.,
Gtd. Notes
6.694%	01/15/27	905	917,576
Gtd. Notes, 144A
6.625%	10/01/30(a)	715	717,434
9.375%	07/01/25(a)	651	672,650
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	08/01/30	685	690,408
Carvana Co.,
Sr. Sec’d. Notes, 144A, PIK 13.000%
13.000%	06/01/30(a)	495	541,988
Sr. Sec’d. Notes, 144A, PIK 14.000%
14.000%	06/01/31(a)	480	540,014
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
12.000%	11/30/28	985	1,043,125
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
8.375%	01/15/29	600	582,180
8.750%	01/15/32	1,305	1,244,278
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.950%	06/25/34	1,270	1,257,081
5.300%	06/25/54	655	639,508
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	326	256,272
5.625%	04/15/53	450	435,743
5.750%	07/01/53(a)	445	438,712
Papa John’s International, Inc.,
Gtd. Notes, 144A
3.875%	09/15/29(a)	842	745,970
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31(a)	1,746	1,428,935

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail (cont’d.)
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43	1,099	$1,041,933
5.375%	04/01/32(a)	1,080	1,038,172
6.875%	11/15/37	264	287,491
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	375	357,025

			15,323,779

Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
2.600%	02/15/33	873	706,802
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	1,225	1,055,775
Entegris, Inc.,
Gtd. Notes, 144A
5.950%	06/15/30(a)	2,360	2,336,325
Intel Corp.,
Sr. Unsec’d. Notes
3.050%	08/12/51(a)	1,297	822,655
3.250%	11/15/49	1,878	1,259,295
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30	1,395	1,351,134
6.750%	11/01/29	835	887,886

			8,419,872

Software — 0.3%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	3,245	2,989,148
Atlassian Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/29(a)	370	369,939
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	2,076	2,079,249
Sr. Sec’d. Notes, 144A
7.125%	10/02/25(a)	285	285,586
Capstone Borrower, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/30(a)	1,805	1,865,747
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/29	825	837,656
Central Parent, Inc./CDK Global, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/29(a)	2,280	2,270,071
Cloud Software Group, Inc.,
Sec’d. Notes, 144A
9.000%	09/30/29	6,275	6,085,260
Sr. Sec’d. Notes, 144A
6.500%	03/31/29	1,840	1,767,602
8.250%	06/30/32(a)	1,885	1,921,714

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Software (cont’d.)
Dye & Durham Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.625%	04/15/29	2,373	$2,399,696
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	06/15/28	3,840	3,591,304
MSCI, Inc.,
Gtd. Notes, 144A
3.250%	08/15/33	1,960	1,619,703
3.625%	09/01/30	255	229,200
4.000%	11/15/29	480	447,557
Oracle Corp.,
Sr. Unsec’d. Notes
4.900%	02/06/33(a)	1,220	1,184,021
ROBLOX Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/30(a)	825	733,431
SS&C Technologies, Inc.,
Gtd. Notes, 144A
6.500%	06/01/32	755	761,750
Twilio, Inc.,
Gtd. Notes
3.625%	03/15/29	855	770,899
3.875%	03/15/31(a)	1,590	1,398,911
UKG, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/31(a)	6,090	6,167,118

			39,775,562

Telecommunications — 0.3%
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.000%	02/15/28	2,040	657,900
10.500%	05/15/27	4,380	1,735,575
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29(a)	1,920	1,262,573
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	09/15/53	816	553,843
C&W Senior Finance Ltd. (Panama),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	1,870	1,789,833
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	1,875	1,800,000
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	1,575	1,546,331
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
3.000%	07/23/35	2,300	1,786,094
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	491	221,514

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
8.500%	04/15/31	395	$399,068
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	1,150	1,069,500
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/29	495	491,242
5.400%	04/15/34	575	569,782
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31	1,095	943,411
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32(a)	850	737,384
4.350%	05/01/49	105	83,442
4.550%	03/15/52	2,650	2,155,275
5.000%	02/15/29(a)	1,366	1,351,005
5.300%	02/15/34(a)	1,535	1,506,686
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27(a)	950	915,266
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	3,420	3,625,421
8.750%	03/15/32	1,170	1,406,944
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	1,240	1,213,262
T-Mobile USA, Inc.,
Gtd. Notes
3.875%	04/15/30	3,930	3,674,037
5.750%	01/15/54	3,500	3,483,168
6.000%	06/15/54	510	527,998
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	05/30/31(a)	1,390	922,673
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31	4,415	3,714,119

			40,143,346

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	1,205	1,209,065

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.500%	03/15/55	1,055	1,058,130
Empresa de los Ferrocarriles del Estado (Chile),
Sr. Unsec’d. Notes
3.068%	08/18/50	1,770	1,066,425
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
3.693%	09/13/61	525	344,039

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
4.700%	05/07/50	1,545	$1,257,244
Genesee & Wyoming, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/15/32(a)	940	936,702
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	386	380,936
Transnet SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
8.250%	02/06/28	1,010	1,005,266
Sr. Unsec’d. Notes, 144A
8.250%	02/06/28	1,305	1,298,883
Watco Cos. LLC/Watco Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/27(a)	865	861,613

			8,209,238

Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
9.000%	01/20/31	800	828,000
Manila Water Co., Inc. (Philippines),
Sr. Unsec’d. Notes
4.375%	07/30/30(a)	2,100	1,967,438

			2,795,438

TOTAL CORPORATE BONDS (cost $1,023,408,843)			978,974,634

MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	235	252,666

Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	75	66,946

TOTAL MUNICIPAL BONDS (cost $322,859)			319,612

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Angel Oak Mortgage Trust,
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	544	460,937
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	1,125	880,469
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	803	670,058
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month SOFR + 0.814% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	65	63,319

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, 30 Day Average SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.450%(c)	02/25/30	3		$2,718
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	—	(r)	55
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2024-DNA02, Class A1, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
6.585%(c)	05/25/44	917		920,299
FHLMC Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.646%(cc)	12/25/46	294		284,610
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.452%(cc)	05/25/48	2,611		2,374,870
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	101		89,298
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	93		84,341
Government National Mortgage Assoc.,
Series 2013-24, Class OI, IO
4.000%	02/20/43	79		7,710
Series 2013-82, Class IG, IO
3.500%	05/20/43	244		36,833
Series 2018-08, Class DA
3.000%	11/20/47	75		67,919
Series 2022-63, Class LM
3.500%	10/20/50	715		585,818
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
5.912%(cc)	07/25/44	10		10,305
Series 2020-INV01, Class A14, 144A
2.921%(cc)	10/25/50	636		530,116
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	866		678,542
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	899		704,557
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	253		224,681
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
6.000%(c)	08/25/50	125		118,263
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	207		180,592
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	284		238,831
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	31		30,181
Morgan Stanley Residential Mortgage Loan Trust,
Series 2023-NQM01, Class A2, 144A
7.530%	09/25/68	385		391,454

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
OBX Trust,
Series 2023-NQM09, Class A2, 144A
7.513%	10/25/63		101	$102,118
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.783%(cc)	08/25/47		646	586,554
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48		29	25,782
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48		222	203,317
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59		13	12,450
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		403	372,481
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		58	55,290
UWM Mortgage Trust,
Series 2021-INV01, Class A15, 144A
2.500%(cc)	08/25/51		2,203	1,727,432
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51		890	696,845
Verus Securitization Trust,
Series 2019-04, Class A3, 144A
4.000%(cc)	11/25/59		175	170,118
Series 2019-INV03, Class A1, 144A
3.692%(cc)	11/25/59		160	155,162
Series 2020-INV01, Class A3, 144A
4.889%(cc)	03/25/60		220	214,506
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66		261	228,238
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66		503	419,836
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		538	492,671

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $17,760,536)				15,099,576

SOVEREIGN BONDS — 2.2%
Albania Government International Bond (Albania),
Sr. Unsec’d. Notes
3.500%	11/23/31	EUR	315	304,141
5.900%	06/09/28	EUR	150	165,261
Sr. Unsec’d. Notes, 144A
3.500%	11/23/31	EUR	2,325	2,244,853
5.900%	06/09/28	EUR	1,730	1,906,010
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28		5,360	5,031,700
8.750%	04/14/32		720	637,425
9.375%	05/08/48		625	522,852
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		6,955	6,250,806

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
9.125%	11/26/49		1,350	$1,107,422
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.750%(cc)	07/09/30		2,324	1,303,764
3.625%(cc)	07/09/35		5,812	2,440,943
4.250%(cc)	01/09/38		4,310	1,978,263
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28		2,335	2,041,666
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		1,760	1,785,300
7.000%	10/12/28		3,310	3,411,369
7.500%	09/20/47		1,600	1,527,000
Sr. Unsec’d. Notes, 144A, MTN
5.625%	05/18/34(a)		1,430	1,281,637
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		1,509	1,428,363
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
5.000%	07/15/32		1,364	1,317,112
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/29	BRL	3,625	601,535
10.000%	01/01/31	BRL	26,811	4,313,844
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41		1,040	912,080
6.125%	03/15/34		3,550	3,411,550
6.250%	03/18/31		1,475	1,463,200
7.125%	05/13/54		490	473,095
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.875%	05/13/36	EUR	275	311,078
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	1,730	1,926,274
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30		1,621	1,325,167
3.125%	04/15/31		2,900	2,285,200
4.125%	05/15/51		1,125	675,563
5.000%	06/15/45		5,770	4,053,425
5.625%	02/26/44		550	421,300
6.125%	01/18/41		465	390,833
7.500%	02/02/34		225	225,113
8.000%	11/14/35		920	944,840
8.750%	11/14/53		620	652,860
Colombian TES (Colombia),
Bonds, Series B
7.000%	03/26/31	COP	10,691,200	2,155,188
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
5.625%	04/30/43		1,100	980,719
Unsec’d. Notes, 144A
7.300%	11/13/54		2,980	3,104,787

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32	2,530	$2,269,094
5.875%	01/30/60	685	582,678
6.850%	01/27/45	2,700	2,650,050
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32	4,100	3,677,187
6.600%	06/01/36	340	338,203
7.050%	02/03/31	200	205,875
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
3.500%(cc)	07/31/35	1,425	710,273
Sr. Unsec’d. Notes, 144A
5.771%(s)	07/31/30	847	404,811
6.000%(cc)	07/31/30	6,752	4,272,491
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.800%	09/30/27	1,809	1,625,839
6.588%	02/21/28	230	207,863
7.625%	05/29/32	1,081	882,028
8.500%	01/31/47	4,995	3,696,300
Sr. Unsec’d. Notes, 144A, MTN
7.600%	03/01/29	485	439,986
8.500%	01/31/47	2,545	1,883,300
Sr. Unsec’d. Notes, EMTN
5.875%	02/16/31	945	732,375
7.500%	02/16/61	1,325	885,680
7.600%	03/01/29	1,635	1,483,252
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25(a)	1,925	1,891,312
7.625%	02/01/41	407	273,911
7.650%	06/15/35	1,655	1,191,083
8.250%	04/10/32	612	477,972
Sr. Unsec’d. Notes, 144A
0.250%	04/17/30	900	26,100
9.250%	04/17/30(a)	2,780	2,453,517
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.900%	09/09/50	295	216,641
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31	1,225	1,012,156
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31	2,400	1,983,000
3.250%	01/15/30	7,200	6,474,744
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.000%	01/11/28	460	461,960
5.125%	01/11/33	400	401,872
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30	860	579,963
Sr. Unsec’d. Notes
6.375%	02/11/27(d)	1,700	860,625
8.125%	01/18/26(d)	275	141,969

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30		183	$163,954
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28		1,900	1,823,406
5.375%	04/24/32		675	640,195
Sr. Unsec’d. Notes, 144A
6.600%	06/13/36		3,775	3,782,078
7.050%	10/04/32		250	261,484
India Government Bond (India),
Sr. Unsec’d. Notes
7.100%	04/08/34	INR	181,000	2,177,153
7.180%	08/14/33	INR	177,200	2,142,656
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.625%	04/15/43		5,020	4,549,927
5.250%	01/17/42		2,455	2,406,170
Indonesia Treasury Bond (Indonesia),
Bonds, Series 064
6.125%	05/15/28	IDR	44,927,000	2,682,725
Bonds, Series 096
7.000%	02/15/33	IDR	39,124,000	2,388,367
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	875	785,977
6.125%	06/15/33(a)		7,870	6,935,437
6.625%	03/22/48	EUR	2,545	2,108,908
Sr. Unsec’d. Notes, 144A
7.625%	01/30/33		1,440	1,395,000
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	03/15/39		1,340	1,567,800
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
5.850%	07/07/30		5,625	5,034,375
Sr. Unsec’d. Notes, 144A
7.500%	01/13/29		1,885	1,837,875
7.750%	01/15/28		1,550	1,534,016
Malaysia Government Bond (Malaysia),
Bonds, Series 0318
4.642%	11/07/33	MYR	7,950	1,786,749
Bonds, Series 419
3.828%	07/05/34	MYR	8,700	1,834,202
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	83,619	4,078,432
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.000%	05/07/29		1,235	1,205,283
6.000%	05/07/36		3,060	2,980,440
6.350%	02/09/35		2,290	2,302,595
Montenegro Government International Bond (Montenegro),
Sr. Unsec’d. Notes, 144A
7.250%	03/12/31		3,020	3,031,325
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
3.000%	12/15/32		1,665	1,338,764

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
4.000%	12/15/50		4,625	$3,172,461
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32		1,700	1,366,906
6.500%	09/08/33		1,360	1,402,075
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.875%	02/16/32		3,020	2,612,300
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		2,650	2,597,828
5.375%	03/08/27		3,225	3,197,789
6.250%	01/25/31		725	746,297
6.500%	03/08/47		1,790	1,785,525
6.750%	10/28/27		1,300	1,339,000
6.750%	01/17/48		1,575	1,604,039
Sr. Unsec’d. Notes, 144A
6.750%	10/28/27		900	927,000
7.000%	01/25/51		685	720,963
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36		1,494	1,105,724
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	01/19/63		2,080	1,329,120
6.400%	02/14/35		7,040	6,673,920
6.853%	03/28/54		575	527,850
6.875%	01/31/36		575	562,602
7.875%	03/01/57		1,040	1,080,950
8.000%	03/01/38		4,535	4,779,890
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.400%	03/30/50		2,310	1,996,706
5.600%	03/13/48		400	354,400
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33		560	450,450
4.950%	04/28/31		920	877,738
5.400%	03/30/50		200	172,875
5.850%	08/21/33		430	424,195
6.000%	02/09/36		380	379,763
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
2.800%	06/23/30		3,425	3,003,297
4.150%	03/29/27		1,220	1,189,500
4.400%	03/01/28		200	194,736
4.550%	03/29/26		2,695	2,664,486
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29		946	919,394
Peruvian Government International Bond (Peru),
Bonds, 144A
7.600%	08/12/39	PEN	6,700	1,765,321
Sr. Unsec’d. Notes
2.780%	12/01/60		3,100	1,738,906
3.550%	03/10/51		650	460,281
5.625%	11/18/50		1,675	1,633,125
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
2.650%	12/10/45		3,850	2,522,953
4.625%	07/17/28		200	196,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		375	$328,828
4.817%	03/14/49		4,475	4,185,523
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50		1,160	1,017,175
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		3,345	3,036,633
Sr. Unsec’d. Notes, 144A
9.750%	02/16/31		1,715	1,633,537
Republic of Poland Government Bond (Poland),
Bonds, Series 1034
5.000%	10/25/34	PLN	11,175	2,620,711
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.500%	04/04/53		660	645,995
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33	EUR	1,210	1,333,649
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2035
8.875%	02/28/35	ZAR	20,340	944,936
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.650%	09/27/47		1,190	896,962
5.875%	04/20/32		2,710	2,510,137
6.250%	03/08/41		1,050	895,125
7.300%	04/20/52		200	180,750
Romanian Government International Bond (Romania),
Notes, 144A
5.500%	09/18/28	EUR	1,450	1,591,187
Sr. Unsec’d. Notes
4.000%	02/14/51		4,250	2,935,156
Sr. Unsec’d. Notes, 144A
4.000%	02/14/51		640	442,000
5.875%	01/30/29		1,350	1,341,141
6.375%	01/30/34		668	670,806
Unsec’d. Notes, 144A, MTN
2.875%	04/13/42	EUR	650	451,519
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60		635	514,747
4.750%	01/16/30		1,420	1,388,050
5.750%	01/16/54		910	886,340
Sr. Unsec’d. Notes, EMTN
4.875%	07/18/33		675	658,969
5.000%	04/17/49		1,350	1,211,203
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33		4,225	3,533,156
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30		4,800	3,825,000
6.500%	09/26/33		2,270	2,301,922
Sr. Unsec’d. Notes, 144A
6.000%	06/12/34		1,360	1,337,900
6.250%	05/26/28		880	890,450

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.125%	06/03/25(a)(d)	6,440	$3,776,158
6.825%	07/18/26(d)	1,250	733,203
6.850%	11/03/25(d)	4,885	2,880,623
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26(d)	800	469,250
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes, 144A, Cash coupon 4.950% and PIK 3.000%
7.950%	07/15/33	3,137	2,925,159
Sr. Unsec’d. Notes, 144A
9.000%(cc)	12/31/50(a)	1,788	1,394,300
Trinidad & Tobago Government International Bond (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
6.400%	06/26/34	1,050	1,042,781
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26	1,000	962,812
4.875%	04/16/43	770	545,016
6.000%	01/14/41	1,700	1,411,000
6.500%	09/20/33	670	629,591
7.625%	05/15/34	1,280	1,289,200
8.600%	09/24/27	1,425	1,504,711
9.375%	03/14/29	2,450	2,664,375
9.375%	01/19/33	950	1,061,922
9.875%	01/15/28	380	417,169
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.375%	09/25/34(d)	4,760	1,356,600
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.750%	10/28/34	2,090	2,177,780
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20(d)	4,725	637,875
7.750%	10/13/19(d)	5,500	796,135
11.750%	10/21/26(d)	750	138,375
12.750%	08/23/22(d)	3,025	550,550
Zambia Government International Bond (Zambia),
Unsec’d. Notes
0.500%	12/31/53	260	126,923
5.750%(cc)	06/30/33	312	274,980

TOTAL SOVEREIGN BONDS (cost $329,979,889)			307,936,051

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36	531	457,352
1.500%	02/01/36	1,436	1,235,000
2.000%	08/01/36	549	485,331
2.000%	08/01/37	319	280,614
2.000%	06/01/41	1,027	858,561
2.000%	03/01/42	2,109	1,761,702
2.000%	06/01/50	218	173,185
2.000%	07/01/50	172	135,973
2.000%	02/01/51	4,152	3,259,631
2.000%	04/01/51	6,219	4,901,010
2.000%	05/01/51	29	22,940

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	05/01/51	1,141	$898,571
2.000%	05/01/51	2,013	1,578,884
2.000%	07/01/51	16	12,806
2.000%	12/01/51	1,223	965,757
2.000%	03/01/52	353	280,877
2.000%	04/01/52	606	475,148
2.000%	04/01/52	705	557,120
2.000%	05/01/52	186	148,054
2.000%	07/01/52	659	516,975
2.500%	07/01/37	888	801,195
2.500%	03/01/42	1,036	894,701
2.500%	07/01/50	151	125,737
2.500%	07/01/50	1,182	974,865
2.500%	10/01/50	301	248,080
2.500%	05/01/51	137	114,101
2.500%	06/01/51	418	349,745
2.500%	07/01/51	181	150,056
2.500%	08/01/51	354	291,766
2.500%	08/01/51	1,124	922,669
2.500%	11/01/51	1,319	1,098,900
2.500%	01/01/52	2,450	2,027,575
2.500%	02/01/52	1,188	983,247
2.500%	04/01/52	1,037	852,922
2.500%	04/01/52	2,232	1,842,671
2.500%	04/01/52	6,242	5,110,586
2.500%	05/01/52	3,258	2,661,879
2.500%	07/01/52	82	67,012
3.000%	05/01/30	122	118,475
3.000%	11/01/33	265	249,354
3.000%	02/01/34	262	247,865
3.000%	04/01/34	21	20,058
3.000%	11/01/42	8	6,653
3.000%	01/01/43	9	7,743
3.000%	02/01/43	3	2,630
3.000%	02/01/43	6	5,438
3.000%	02/01/43	27	23,818
3.000%	03/01/43	25	22,060
3.000%	03/01/45	4	3,178
3.000%	04/01/45	29	25,645
3.000%	06/01/45	6	5,150
3.000%	06/01/45	46	40,258
3.000%	07/01/45	27	23,637
3.000%	02/01/47	195	170,989
3.000%	02/01/48	4	3,603
3.000%	09/01/49	330	288,400
3.000%	11/01/49	337	293,044
3.000%	02/01/50	127	110,238
3.000%	06/01/50	142	123,531
3.000%	08/01/50	607	527,887
3.000%	09/01/51	1,563	1,346,162
3.000%	11/01/51	1,067	914,896
3.000%	01/01/52	520	445,529
3.000%	04/01/52	1,224	1,042,602
3.000%	06/01/52	119	101,169
3.000%	08/01/52	3,387	2,931,836
3.500%	02/01/34	38	36,418
3.500%	04/01/42	5	4,712
3.500%	04/01/42	54	49,932

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/01/42	7	$6,804
3.500%	08/01/42	10	9,260
3.500%	08/01/42	55	49,819
3.500%	09/01/42	1	537
3.500%	09/01/42	13	12,255
3.500%	09/01/42	75	68,358
3.500%	10/01/42	1	1,356
3.500%	10/01/42	20	18,504
3.500%	11/01/42	9	7,794
3.500%	12/01/42	99	90,225
3.500%	01/01/43	94	85,648
3.500%	04/01/43	3	2,734
3.500%	04/01/43	12	10,933
3.500%	04/01/43	75	68,283
3.500%	05/01/43	211	191,940
3.500%	10/01/43	24	22,107
3.500%	01/01/44	92	83,822
3.500%	03/01/44	150	137,255
3.500%	05/01/45	71	64,195
3.500%	06/01/45	13	11,645
3.500%	06/01/45	88	80,141
3.500%	12/01/46	703	636,669
3.500%	01/01/48	1,136	1,027,958
3.500%	03/01/48	514	466,877
3.500%	10/01/49	29	26,157
3.500%	12/01/49	67	59,977
3.500%	01/01/50	522	468,206
3.500%	02/01/50	1,435	1,301,489
3.500%	05/01/51	1,080	966,005
3.500%	04/01/52	6	5,239
3.500%	05/01/52	921	815,558
3.500%	11/01/52	1,344	1,189,894
4.000%	06/01/33	42	40,766
4.000%	10/01/34	18	17,099
4.000%	08/01/37	784	760,494
4.000%	05/01/38	98	93,894
4.000%	10/01/40	1	1,056
4.000%	10/01/40	2	1,801
4.000%	10/01/40	6	6,049
4.000%	11/01/40	3	2,408
4.000%	12/01/40	1	863
4.000%	12/01/40	58	54,436
4.000%	12/01/40	143	134,817
4.000%	12/01/40	192	181,659
4.000%	02/01/41	39	37,116
4.000%	04/01/41	243	230,014
4.000%	10/01/41	14	13,540
4.000%	10/01/41	44	41,651
4.000%	12/01/41	31	28,835
4.000%	02/01/42	105	98,840
4.000%	03/01/42	2	2,322
4.000%	04/01/42	4	3,868
4.000%	04/01/42	11	10,832
4.000%	04/01/42	26	24,298
4.000%	07/01/42	243	228,742
4.000%	09/01/42	16	15,421
4.000%	11/01/42	107	100,865
4.000%	05/01/43	19	17,974

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	09/01/43	72		$68,326
4.000%	02/01/45	36		34,057
4.000%	05/01/45	13		12,683
4.000%	01/01/46	777		732,942
4.000%	04/01/46	2		2,142
4.000%	04/01/46	4		4,152
4.000%	04/01/46	83		77,537
4.000%	10/01/47	2		1,519
4.000%	04/01/48	2		2,172
4.000%	06/01/48	62		57,747
4.000%	02/01/50	1,190		1,106,999
4.500%	09/01/37	77		75,050
4.500%	05/01/39	19		18,689
4.500%	05/01/39	20		19,016
4.500%	06/01/39	12		11,642
4.500%	08/01/39	83		80,603
4.500%	09/01/39	6		5,840
4.500%	10/01/39	2		2,251
4.500%	10/01/39	6		5,386
4.500%	10/01/39	33		31,843
4.500%	10/01/39	112		109,346
4.500%	10/01/39	253		246,017
4.500%	12/01/39	8		7,844
4.500%	03/01/40	16		15,710
4.500%	05/01/40	8		7,579
4.500%	08/01/40	18		17,459
4.500%	08/01/40	28		27,013
4.500%	10/01/40	21		20,821
4.500%	11/01/40	16		15,264
4.500%	01/01/41	28		26,874
4.500%	02/01/41	4		3,438
4.500%	02/01/41	5		4,493
4.500%	02/01/41	5		4,627
4.500%	02/01/41	10		9,375
4.500%	03/01/41	23		22,002
4.500%	04/01/41	36		34,919
4.500%	04/01/41	65		62,739
4.500%	10/01/41	177		172,314
4.500%	01/01/42	10		9,730
4.500%	03/01/44	3		2,675
4.500%	03/01/44	8		8,137
4.500%	03/01/44	9		8,510
4.500%	12/01/48	179		172,333
4.500%	05/01/50	62		59,084
5.000%	07/01/25	—	(r)	0
5.000%	07/01/33	—	(r)	138
5.000%	11/01/33	1		538
5.000%	11/01/33	1		760
5.000%	11/01/33	1		1,173
5.000%	11/01/33	1		1,480
5.000%	07/01/35	232		228,720
5.000%	11/01/35	36		35,216
5.000%	12/01/35	—	(r)	404
5.000%	04/01/40	2		1,861
5.000%	04/01/40	16		16,061
5.000%	06/01/40	17		16,463
5.000%	07/01/40	2		1,580
5.000%	07/01/40	11		11,247

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	08/01/40	7		$6,630
5.000%	08/01/40	20		19,429
5.000%	08/01/40	58		57,850
5.000%	06/01/41	31		30,813
5.000%	07/01/41	2		1,899
5.000%	07/01/41	3		2,913
5.000%	07/01/41	9		8,572
5.000%	07/01/41	12		11,599
5.000%	09/01/52	2,990		2,895,948
5.000%	05/01/53	294		284,221
5.000%	11/01/53	573		553,978
5.500%	03/01/34	8		7,715
5.500%	07/01/35	5		4,935
5.500%	01/01/38	147		147,756
5.500%	06/01/41	55		54,991
5.500%	08/01/53	2,718		2,686,049
5.500%	02/01/54	772		763,735
6.000%	10/01/32	—	(r)	28
6.000%	03/01/33	1		1,492
6.000%	12/01/33	4		3,729
6.000%	12/01/33	40		41,303
6.000%	06/01/37	—	(r)	285
6.000%	07/01/38	1		1,221
6.000%	08/01/38	2		2,135
6.500%	08/01/36	3		2,867
6.500%	09/01/39	7		7,298
6.500%	01/01/54	174		177,508
7.000%	06/01/32	—	(r)	267
7.000%	06/01/32	—	(r)	356
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.625% (Cap 10.381%, Floor 1.625%)
6.848%(c)	04/01/37	8		7,638
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.733% (Cap 10.031%, Floor 1.733%)
6.108%(c)	02/01/37	3		3,124
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 10.074%, Floor 1.750%)
6.125%(c)	02/01/35	1		813
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.251%, Floor 1.750%)
6.000%(c)	07/01/41	41		41,557
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.418%, Floor 1.750%)
6.000%(c)	12/01/40	22		22,218
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.785% (Cap 9.785%, Floor 1.785%)
6.035%(c)	02/01/37	—	(r)	128
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.832% (Cap 10.039%, Floor 1.832%)
6.081%(c)	03/01/36	1		944
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.842% (Cap 10.844%, Floor 1.842%)
6.091%(c)	01/01/37	2		1,532
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.917% (Cap 10.566%, Floor 1.917%)
6.291%(c)	02/01/37	1		726

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.917% (Cap 7.697%, Floor 1.917%)
6.255%(c)	10/01/42	6		$6,296
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.944% (Cap 11.011%, Floor 1.944%)
6.204%(c)	12/01/36	—	(r)	281
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.031% (Cap 11.126%, Floor 2.031%)
6.276%(c)	11/01/36	1		1,182
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.220% (Cap 11.100%, Floor 2.220%)
6.558%(c)	02/01/37	1		1,125
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
6.340%(c)	10/01/36	—	(r)	168
Federal National Mortgage Assoc.
1.500%	04/01/37	920		786,662
1.500%	05/01/37	820		700,442
1.500%	05/01/37	1,310		1,119,722
1.500%	01/01/42	1,489		1,199,837
2.000%	05/01/36	522		459,048
2.000%	09/01/36	760		675,335
2.000%	09/01/36	805		711,112
2.000%	03/01/37	3,972		3,489,849
2.000%	05/01/37	2,593		2,278,392
2.000%	06/01/37	335		294,359
2.000%	07/01/37	54		47,205
2.000%	08/01/37	2,060		1,811,464
2.000%	03/01/38	1,381		1,215,146
2.000%	03/01/42	213		177,632
2.000%	04/01/42	2,474		2,058,115
2.000%	08/01/42	56		46,558
2.000%	07/01/50	67		53,109
2.000%	08/01/50	744		589,683
2.000%	10/01/50	98		78,365
2.000%	10/01/50	659		519,931
2.000%	11/01/50	56		43,919
2.000%	12/01/50	6,327		4,993,474
2.000%	01/01/51	1,208		955,683
2.000%	02/01/51	4,437		3,483,919
2.000%	03/01/51	4,833		3,796,344
2.000%	04/01/51	4,360		3,427,404
2.000%	05/01/51	28		22,055
2.000%	05/01/51	3,669		2,885,697
2.000%	07/01/51	13		10,320
2.000%	07/01/51	28		22,387
2.000%	07/01/51	29		22,789
2.000%	08/01/51	1,503		1,182,478
2.000%	12/01/51	4,425		3,493,280
2.000%	01/01/52	618		484,079
2.000%	02/01/52	1,164		918,916
2.000%	02/01/52	1,319		1,049,843
2.000%	02/01/52	1,484		1,171,400
2.000%	02/01/52	2,966		2,324,064
2.000%	02/01/52	5,912		4,640,654
2.000%	03/01/52	685		544,142
2.000%	03/01/52	9,099		7,136,894
2.000%	04/01/52	942		738,114

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	05/01/52	99	$77,881
2.500%	11/01/29	4	3,350
2.500%	01/01/31	29	27,502
2.500%	11/01/34	979	916,756
2.500%	11/01/36	977	888,754
2.500%	02/01/37	1,996	1,805,038
2.500%	04/01/37	433	388,458
2.500%	10/01/37	52	46,661
2.500%	07/01/50	82	67,729
2.500%	07/01/50	858	713,267
2.500%	09/01/50	605	503,795
2.500%	09/01/50	3,554	2,972,412
2.500%	01/01/51	331	274,321
2.500%	02/01/51	338	279,555
2.500%	05/01/51	164	136,178
2.500%	05/01/51	167	137,879
2.500%	05/01/51	217	179,924
2.500%	05/01/51	2,240	1,841,472
2.500%	06/01/51	323	267,514
2.500%	06/01/51	548	458,964
2.500%	06/01/51	2,080	1,709,121
2.500%	07/01/51	520	426,076
2.500%	07/01/51	1,227	1,007,712
2.500%	08/01/51	126	103,906
2.500%	08/01/51	278	230,014
2.500%	08/01/51	1,296	1,070,598
2.500%	08/01/51	3,243	2,672,979
2.500%	10/01/51	2,158	1,782,981
2.500%	10/01/51	2,600	2,151,116
2.500%	11/01/51	118	98,182
2.500%	12/01/51	56	45,878
2.500%	01/01/52	341	278,375
2.500%	01/01/52	532	435,934
2.500%	01/01/52	827	685,284
2.500%	01/01/52	3,792	3,127,808
2.500%	03/01/52	116	95,831
2.500%	03/01/52	228	189,411
2.500%	03/01/52	2,262	1,853,581
2.500%	04/01/52	906	741,681
2.500%	04/01/52	1,540	1,261,197
2.500%	06/01/52	794	649,731
3.000%	TBA	161,015	136,950,806
3.000%	01/01/27	23	22,510
3.000%	08/01/27	2	2,055
3.000%	08/01/27	2	2,120
3.000%	10/01/27	7	6,391
3.000%	11/01/27	2	1,995
3.000%	12/01/27	4	3,581
3.000%	01/01/28	4	3,712
3.000%	02/01/28	3	2,844
3.000%	03/01/28	4	3,388
3.000%	04/01/28	3	3,112
3.000%	05/01/28	4	4,208
3.000%	06/01/28	4	3,795
3.000%	07/01/28	4	3,867
3.000%	08/01/28	4	4,286
3.000%	09/01/28	5	4,845
3.000%	11/01/28	82	78,722

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/01/29	3	$3,299
3.000%	02/01/29	84	80,919
3.000%	03/01/29	6	6,052
3.000%	12/01/32	40	37,601
3.000%	03/01/33	15	13,907
3.000%	06/01/33	1	698
3.000%	12/01/34	16	15,045
3.000%	12/01/34	58	53,836
3.000%	01/01/35	94	87,728
3.000%	05/01/35	1,618	1,505,149
3.000%	06/01/35	163	152,547
3.000%	04/01/37	1,260	1,192,515
3.000%	01/01/40	1,205	1,093,792
3.000%	04/01/40	2,010	1,785,430
3.000%	09/01/42	98	86,402
3.000%	10/01/42	80	70,444
3.000%	10/01/42	220	194,104
3.000%	11/01/42	49	42,874
3.000%	11/01/42	51	45,335
3.000%	02/01/43	2	1,828
3.000%	02/01/43	3	2,380
3.000%	02/01/43	5	4,186
3.000%	02/01/43	8	7,378
3.000%	02/01/43	13	11,497
3.000%	02/01/43	38	33,530
3.000%	04/01/43	3	2,790
3.000%	04/01/43	957	844,221
3.000%	05/01/43	5	4,314
3.000%	05/01/43	13	11,281
3.000%	05/01/43	21	18,578
3.000%	05/01/43	131	115,659
3.000%	07/01/43	39	34,457
3.000%	08/01/43	15	13,508
3.000%	08/01/43	135	117,987
3.000%	09/01/43	191	168,037
3.000%	02/01/44	18	16,182
3.000%	12/01/44	1	733
3.000%	05/01/45	44	38,358
3.000%	08/01/45	108	94,790
3.000%	05/01/46	1,106	961,741
3.000%	08/01/46	95	82,535
3.000%	10/01/46	50	43,402
3.000%	11/01/46	39	34,036
3.000%	11/01/46	131	114,619
3.000%	11/01/46	186	162,027
3.000%	11/01/46	349	304,389
3.000%	11/01/46	1,332	1,175,326
3.000%	11/01/46	1,771	1,541,886
3.000%	01/01/47	1,027	897,260
3.000%	06/01/47	372	327,316
3.000%	03/01/48	6	5,189
3.000%	08/01/49	291	254,750
3.000%	11/01/49	79	68,389
3.000%	02/01/50	80	69,273
3.000%	03/01/50	268	232,692
3.000%	05/01/50	15	13,076
3.000%	05/01/50	5,382	4,651,301
3.000%	07/01/50	133	115,292

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	08/01/50	204	$174,655
3.000%	08/01/50	396	340,445
3.000%	09/01/50	13	11,022
3.000%	10/01/50	732	630,837
3.000%	02/01/52	1,277	1,088,064
3.000%	04/01/52	3,235	2,780,528
3.500%	TBA	24,100	21,328,500
3.500%	07/01/30	9	8,890
3.500%	08/01/30	50	48,074
3.500%	07/01/32	154	147,343
3.500%	12/01/33	739	710,167
3.500%	01/01/34	2	1,728
3.500%	01/01/34	4	3,537
3.500%	01/01/34	8	7,415
3.500%	01/01/34	12	11,505
3.500%	05/01/34	290	279,696
3.500%	07/01/34	14	13,339
3.500%	07/01/34	40	38,526
3.500%	08/01/34	51	48,943
3.500%	02/01/35	36	33,891
3.500%	09/01/37	28	25,934
3.500%	12/01/41	25	22,818
3.500%	06/01/42	41	37,322
3.500%	06/01/42	85	77,863
3.500%	07/01/42	48	44,248
3.500%	08/01/42	109	99,403
3.500%	09/01/42	187	170,767
3.500%	10/01/42	171	156,852
3.500%	11/01/42	28	25,739
3.500%	01/01/43	29	26,799
3.500%	01/01/43	202	185,144
3.500%	04/01/43	22	19,650
3.500%	05/01/43	284	258,435
3.500%	06/01/43	113	102,402
3.500%	06/01/43	122	110,539
3.500%	07/01/43	14	12,656
3.500%	07/01/43	35	32,187
3.500%	07/01/43	44	40,203
3.500%	07/01/43	70	63,532
3.500%	07/01/43	139	126,317
3.500%	08/01/43	32	29,274
3.500%	08/01/43	36	32,364
3.500%	03/01/44	181	164,513
3.500%	11/01/45	13	11,659
3.500%	12/01/45	472	429,554
3.500%	12/01/45	1,860	1,685,099
3.500%	01/01/46	13	11,299
3.500%	01/01/46	142	128,877
3.500%	01/01/46	192	173,583
3.500%	05/01/46	63	58,087
3.500%	06/01/46	221	200,842
3.500%	02/01/47	1,033	939,635
3.500%	08/01/47	29	26,241
3.500%	09/01/47	14	12,467
3.500%	10/01/47	61	54,892
3.500%	11/01/47	17	15,008
3.500%	01/01/48	79	71,641
3.500%	02/01/48	347	312,084

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	12/01/48	677	$613,244
3.500%	06/01/49	330	298,288
3.500%	06/01/49	1,204	1,091,117
3.500%	06/01/49	1,421	1,277,464
3.500%	07/01/50	702	630,990
3.500%	08/01/50	88	79,049
3.500%	01/01/52	1,121	998,711
4.000%	TBA	15,385	14,076,674
4.000%	11/01/31	10	9,915
4.000%	07/01/35	415	404,044
4.000%	11/01/40	19	17,844
4.000%	11/01/40	127	120,296
4.000%	12/01/40	169	157,292
4.000%	01/01/41	21	19,447
4.000%	01/01/41	112	105,828
4.000%	02/01/41	21	19,970
4.000%	02/01/41	69	64,802
4.000%	03/01/41	181	170,445
4.000%	04/01/41	60	56,259
4.000%	10/01/41	72	68,022
4.000%	11/01/41	62	58,311
4.000%	01/01/42	83	78,538
4.000%	01/01/42	84	78,642
4.000%	02/01/42	10	9,562
4.000%	02/01/42	64	60,352
4.000%	02/01/42	94	88,384
4.000%	08/01/42	226	214,391
4.000%	10/01/43	39	36,996
4.000%	05/01/45	45	42,233
4.000%	06/01/45	73	66,919
4.000%	07/01/45	24	22,544
4.000%	09/01/45	39	36,026
4.000%	09/01/45	798	753,262
4.000%	10/01/45	2,348	2,215,148
4.000%	12/01/45	38	35,287
4.000%	03/01/46	143	134,640
4.000%	03/01/46	159	149,741
4.000%	09/01/46	35	32,850
4.000%	02/01/47	1,948	1,824,164
4.000%	08/01/47	428	401,557
4.000%	12/01/47	30	28,225
4.000%	10/01/48	554	522,222
4.000%	12/01/49	168	155,107
4.000%	10/01/51	416	384,047
4.000%	08/01/52	1,176	1,077,039
4.000%	09/01/52	1,007	922,762
4.000%	11/01/52	131	119,605
4.000%	12/01/52	724	662,746
4.500%	TBA	12,390	11,679,995
4.500%	03/01/39	40	38,956
4.500%	06/01/39	20	19,530
4.500%	08/01/39	54	53,358
4.500%	09/01/39	66	64,409
4.500%	11/01/39	19	17,970
4.500%	12/01/39	94	90,857
4.500%	12/01/39	226	219,832
4.500%	04/01/40	144	139,561
4.500%	07/01/40	16	15,704

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	09/01/40	169		$164,364
4.500%	11/01/40	247		240,352
4.500%	12/01/40	17		16,992
4.500%	12/01/40	28		27,304
4.500%	12/01/40	122		118,701
4.500%	02/01/41	28		27,202
4.500%	02/01/41	28		27,417
4.500%	02/01/41	44		42,262
4.500%	02/01/41	75		72,606
4.500%	04/01/41	225		218,570
4.500%	05/01/41	6		6,036
4.500%	05/01/41	228		221,237
4.500%	06/01/41	18		17,165
4.500%	06/01/41	20		19,151
4.500%	08/01/41	3		2,970
4.500%	10/01/41	3		2,849
4.500%	10/01/41	5		4,798
4.500%	11/01/41	4		3,451
4.500%	11/01/41	75		72,392
4.500%	04/01/42	32		30,706
4.500%	08/01/42	8		7,541
4.500%	09/01/42	6		5,340
4.500%	09/01/42	11		10,694
4.500%	10/01/42	44		42,366
4.500%	09/01/43	13		12,643
4.500%	11/01/43	10		9,566
4.500%	06/01/44	14		13,158
4.500%	10/01/44	40		38,544
4.500%	02/01/45	9		9,158
4.500%	02/01/45	20		19,619
4.500%	10/01/45	24		22,924
4.500%	02/01/46	34		33,358
4.500%	06/01/46	6		6,111
4.500%	11/01/46	13		12,979
4.500%	12/01/46	28		26,955
4.500%	01/01/47	5		4,983
4.500%	01/01/47	8		8,017
4.500%	02/01/47	12		11,721
4.500%	11/01/47	391		375,795
4.500%	08/01/48	69		66,429
4.500%	12/01/48	280		267,973
4.500%	09/01/49	1,305		1,251,692
4.500%	01/01/50	57		54,543
4.500%	05/01/50	47		44,925
4.500%	07/01/52	130		122,654
4.500%	07/01/52	742		700,533
4.500%	08/01/52	1,621		1,527,932
4.500%	10/01/52	362		341,944
4.500%	01/01/53	3,834		3,620,020
5.000%	TBA	35,430		34,239,773
5.000%	09/01/25	—	(r)	101
5.000%	04/01/34	2		1,537
5.000%	07/01/34	2		1,671
5.000%	03/01/35	73		71,879
5.000%	04/01/35	8		7,913
5.000%	04/01/35	82		80,430
5.000%	05/01/35	9		9,314
5.000%	06/01/35	3		2,516

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	06/01/35	5	$4,547
5.000%	06/01/35	10	9,736
5.000%	09/01/35	6	5,995
5.000%	10/01/35	12	11,955
5.000%	10/01/35	63	62,492
5.000%	03/01/36	24	23,374
5.000%	12/01/36	2	2,174
5.000%	12/01/36	80	79,317
5.000%	07/01/37	2	1,584
5.000%	07/01/37	222	218,508
5.000%	02/01/38	9	8,427
5.000%	05/01/38	57	56,430
5.000%	06/01/39	7	7,093
5.000%	06/01/39	33	33,003
5.000%	06/01/40	27	26,469
5.000%	06/01/40	35	35,009
5.000%	08/01/40	52	51,747
5.000%	04/01/41	107	105,227
5.000%	06/01/41	6	6,154
5.000%	06/01/41	17	16,560
5.000%	08/01/41	3	3,031
5.000%	09/01/41	47	46,427
5.000%	01/01/42	60	59,552
5.000%	02/01/42	17	16,595
5.000%	05/01/42	32	32,032
5.000%	07/01/42	70	69,469
5.000%	11/01/44	103	101,536
5.000%	07/01/45	282	278,494
5.000%	12/01/47	518	511,410
5.000%	02/01/49	307	303,390
5.000%	08/01/52	532	514,997
5.000%	10/01/52	27	26,517
5.000%	05/01/53	501	484,106
5.000%	07/01/53	416	402,135
5.000%	07/01/53	1,638	1,583,679
5.000%	09/01/53	820	793,857
5.288%(cc)	08/01/41	26	25,389
5.500%	TBA	1,050	1,035,522
5.500%	09/01/34	31	31,429
5.500%	11/01/34	2	2,387
5.500%	12/01/34	8	7,948
5.500%	04/01/35	6	5,794
5.500%	11/01/35	29	29,562
5.500%	12/01/35	8	8,031
5.500%	01/01/36	1	1,121
5.500%	01/01/36	8	7,955
5.500%	03/01/36	1	1,327
5.500%	03/01/36	2	1,689
5.500%	05/01/36	37	37,157
5.500%	05/01/36	77	77,041
5.500%	07/01/36	165	165,253
5.500%	11/01/36	1	681
5.500%	08/01/37	2	1,855
5.500%	08/01/37	12	11,822
5.500%	08/01/37	46	46,532
5.500%	08/01/37	86	86,448
5.500%	09/01/37	32	32,557
5.500%	02/01/38	12	11,667

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	02/01/38	77		$77,097
5.500%	09/01/38	45		45,128
5.500%	04/01/39	25		24,765
5.500%	05/01/39	25		25,288
5.500%	03/01/40	47		47,272
5.500%	09/01/41	1		551
5.500%	09/01/41	74		74,744
5.500%	11/01/52	1,938		1,919,746
5.500%	03/01/53	680		671,452
5.500%	08/01/53	4,194		4,136,866
5.500%	10/01/53	788		779,453
5.500%	02/01/54	525		519,965
6.000%	TBA	3,570		3,579,901
6.000%	11/01/32	2		1,865
6.000%	03/01/33	2		1,863
6.000%	04/01/33	2		1,877
6.000%	02/01/34	19		19,456
6.000%	08/01/34	1		1,498
6.000%	11/01/34	1		1,228
6.000%	11/01/34	81		82,447
6.000%	11/01/35	15		14,843
6.000%	12/01/35	3		2,704
6.000%	02/01/36	105		107,116
6.000%	04/01/36	—	(r)	8
6.000%	05/01/36	24		24,566
6.000%	05/01/36	30		30,482
6.000%	06/01/36	3		3,287
6.000%	09/01/36	3		2,990
6.000%	09/01/36	213		215,856
6.000%	11/01/36	7		6,674
6.000%	12/01/36	1		1,292
6.000%	01/01/37	—	(r)	14
6.000%	01/01/37	3		2,726
6.000%	02/01/37	2		2,231
6.000%	02/01/37	27		27,790
6.000%	03/01/37	12		11,943
6.000%	03/01/37	70		71,794
6.000%	03/01/37	173		176,633
6.000%	05/01/37	—	(r)	32
6.000%	05/01/37	1		1,500
6.000%	06/01/37	3		3,415
6.000%	08/01/37	24		24,497
6.000%	08/01/37	134		136,264
6.000%	10/01/37	3		2,693
6.000%	02/01/38	8		8,114
6.000%	03/01/38	107		109,492
6.000%	04/01/38	4		4,063
6.000%	05/01/38	25		25,730
6.000%	08/01/38	3		3,466
6.000%	09/01/38	5		4,952
6.000%	10/01/38	22		22,573
6.000%	12/01/38	1		1,047
6.000%	04/01/39	2		1,599
6.000%	06/01/39	28		28,333
6.000%	09/01/39	127		129,669
6.000%	10/01/39	34		34,811
6.000%	02/01/40	16		16,414
6.000%	10/01/40	29		29,827

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	12/01/52	735		$739,921
6.000%	01/01/53	1,702		1,729,855
6.000%	02/01/53	1,884		1,913,726
6.000%	05/01/53	937		952,204
6.000%	09/01/53	685		689,865
6.000%	01/01/54	5,108		5,122,799
6.000%	06/01/54	365		367,624
6.500%	TBA	4,985		5,073,406
6.500%	07/01/32	1		916
6.500%	07/01/32	7		7,417
6.500%	07/01/32	12		12,584
6.500%	12/01/32	1		1,338
6.500%	12/01/32	3		3,140
6.500%	07/01/35	4		3,604
6.500%	12/01/35	31		31,317
6.500%	07/01/36	1		520
6.500%	07/01/36	120		122,744
6.500%	08/01/36	5		4,962
6.500%	08/01/36	21		21,563
6.500%	08/01/36	26		26,732
6.500%	09/01/36	13		13,512
6.500%	09/01/36	54		55,090
6.500%	10/01/36	1		1,485
6.500%	10/01/36	26		27,382
6.500%	11/01/36	1		1,358
6.500%	12/01/36	1		677
6.500%	10/01/37	1		974
6.500%	10/01/37	22		23,091
6.500%	10/01/37	88		91,689
6.500%	08/01/38	9		9,489
6.500%	06/01/39	7		6,887
6.500%	10/01/39	34		34,879
6.500%	05/01/40	31		31,423
6.500%	05/01/40	35		35,982
6.500%	11/01/53	1,819		1,857,390
6.500%	01/01/54	299		305,555
6.715%(cc)	02/01/39	9		9,244
7.000%	01/01/31	—	(r)	29
7.000%	04/01/32	—	(r)	27
7.000%	04/01/37	8		8,496
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
5.590%(c)	12/01/35	1		835
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.553% (Cap 9.886%, Floor 1.553%)
5.803%(c)	07/01/35	1		572
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.584% (Cap 10.387%, Floor 1.584%)
5.834%(c)	12/01/35	2		2,264
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
5.905%(c)	08/01/37	—	(r)	488
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.700% (Cap 10.515%, Floor 1.700%)
5.950%(c)	11/01/37	4		4,480
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.800% (Cap 7.705%, Floor 1.800%)
6.055%(c)	01/01/42	18		18,924

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.806% (Cap 8.523%, Floor 1.806%)
6.074%(c)	12/01/40	32	$32,822
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.818% (Cap 7.595%, Floor 1.818%)
6.304%(c)	02/01/42	4	3,985
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.870% (Cap 11.071%, Floor 1.870%)
6.120%(c)	08/01/36	1	1,407
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.733%, Floor 1.892%)
6.142%(c)	12/01/35	1	743
Government National Mortgage Assoc.
1.500%	12/20/36	170	144,492
1.500%	01/20/37	228	193,787
1.500%	05/20/37	392	332,796
2.000%	01/20/51	4,791	3,880,662
2.000%	02/20/51	1,797	1,454,888
2.000%	03/20/51	1,194	966,346
2.000%	07/20/51	2,852	2,308,086
2.000%	08/20/51	2,444	1,978,566
2.000%	01/20/52	3,228	2,614,023
2.000%	03/20/52	1,400	1,133,925
2.500%	TBA	1,870	1,571,750
2.500%	08/20/50	773	652,027
2.500%	04/20/51	897	753,673
2.500%	08/20/51	727	611,211
2.500%	09/20/51	1,627	1,367,633
2.500%	10/20/51	7,014	5,895,211
2.500%	11/20/51	1,520	1,277,223
2.500%	12/20/51	1,796	1,509,581
2.500%	03/20/52	3,970	3,337,103
3.000%	10/15/42	9	7,670
3.000%	12/15/42	2	2,226
3.000%	05/15/43	7	6,431
3.000%	06/15/43	1	926
3.000%	07/15/43	18	15,765
3.000%	08/20/43	192	170,243
3.000%	09/20/43	189	167,672
3.000%	01/20/44	19	17,291
3.000%	02/20/44	68	60,528
3.000%	05/20/45	1,139	1,011,812
3.000%	05/20/46	32	27,826
3.000%	05/20/46	65	56,484
3.000%	05/20/46	151	133,799
3.000%	06/20/46	156	135,709
3.000%	07/20/46	44	38,500
3.000%	07/20/46	62	54,058
3.000%	07/20/46	70	62,076
3.000%	07/20/46	92	79,601
3.000%	07/20/46	192	166,792
3.000%	07/20/46	199	173,447
3.000%	08/20/46	53	46,145
3.000%	08/20/46	84	73,326
3.000%	08/20/46	89	77,415
3.000%	09/20/46	43	37,169
3.000%	09/20/46	49	43,005
3.000%	10/20/46	2,030	1,793,924

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	11/20/46	930	$821,176
3.000%	08/20/49	98	84,806
3.000%	10/20/49	231	197,421
3.000%	12/20/49	4	3,807
3.000%	01/20/50	6	5,259
3.000%	04/20/50	68	59,666
3.000%	05/20/50	540	466,905
3.000%	07/20/50	76	66,148
3.000%	07/20/50	129	108,512
3.000%	05/20/51	594	517,640
3.000%	06/20/51	464	404,710
3.000%	07/20/51	2,779	2,425,282
3.000%	10/20/51	2,030	1,770,061
3.000%	06/20/52	1,301	1,133,309
3.500%	05/20/42	6	5,521
3.500%	08/20/42	149	136,501
3.500%	11/20/42	3	3,062
3.500%	12/20/42	78	71,107
3.500%	03/20/43	188	169,616
3.500%	04/20/43	8	6,986
3.500%	05/20/43	102	93,617
3.500%	08/20/43	6	5,243
3.500%	11/15/43	255	234,817
3.500%	03/20/44	1	972
3.500%	10/20/44	31	27,694
3.500%	02/15/45	36	32,893
3.500%	02/20/45	97	88,477
3.500%	03/20/46	440	400,986
3.500%	04/20/46	7	6,466
3.500%	05/20/46	1	1,326
3.500%	05/20/46	2	2,022
3.500%	05/20/46	3	2,879
3.500%	05/20/46	3	2,979
3.500%	05/20/46	4	3,745
3.500%	05/20/46	6	5,728
3.500%	06/20/46	4	3,476
3.500%	06/20/46	4	3,987
3.500%	06/20/46	5	4,261
3.500%	06/20/46	5	4,635
3.500%	06/20/46	17	15,326
3.500%	06/20/46	1,099	1,001,315
3.500%	07/20/46	84	76,781
3.500%	07/20/46	318	289,424
3.500%	09/20/46	101	92,115
3.500%	10/20/46	1,166	1,061,928
3.500%	04/20/47	1,329	1,207,726
3.500%	12/20/47	853	773,961
3.500%	02/20/48	35	32,138
3.500%	12/20/49	1	456
3.500%	12/20/49	1	1,254
3.500%	12/20/49	2	1,806
3.500%	01/20/50	390	353,037
3.500%	03/20/50	758	684,791
3.500%	04/20/50	99	89,538
3.500%	05/20/50	149	135,271
3.500%	11/20/50	161	145,847
3.500%	07/20/52	1,991	1,787,394
4.000%	09/20/25	1	1,401

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	11/20/25	3	$3,454
4.000%	01/20/26	1	1,178
4.000%	10/20/40	14	13,424
4.000%	02/20/41	16	15,376
4.000%	03/20/41	64	60,422
4.000%	05/20/41	127	120,941
4.000%	10/15/41	6	5,909
4.000%	10/15/41	26	24,394
4.000%	10/15/41	29	27,394
4.000%	10/20/41	170	161,593
4.000%	11/20/41	25	23,512
4.000%	12/20/41	12	11,691
4.000%	09/20/42	12	11,761
4.000%	11/20/42	10	9,586
4.000%	08/20/43	5	4,441
4.000%	03/20/45	702	666,144
4.000%	08/20/45	46	43,610
4.000%	01/15/47	5	4,513
4.000%	01/15/47	5	4,871
4.000%	06/20/47	483	451,148
4.000%	09/20/47	311	291,560
4.000%	01/20/48	160	149,015
4.000%	05/20/49	48	44,977
4.000%	10/20/50	957	893,834
4.000%	10/20/52	5,778	5,339,480
4.500%	04/20/35	3	3,139
4.500%	05/15/39	2	1,524
4.500%	08/15/39	12	12,024
4.500%	09/15/39	60	58,640
4.500%	09/20/39	1	668
4.500%	10/15/39	5	4,419
4.500%	11/15/39	2	2,105
4.500%	11/15/39	4	3,591
4.500%	11/20/39	17	16,248
4.500%	02/15/40	7	7,098
4.500%	02/20/40	147	143,278
4.500%	03/15/40	16	15,297
4.500%	05/20/40	119	116,418
4.500%	06/15/40	1	703
4.500%	06/15/40	6	5,579
4.500%	06/15/40	6	5,930
4.500%	06/15/40	21	20,797
4.500%	06/15/40	65	63,343
4.500%	07/15/40	—(r)	464
4.500%	07/15/40	2	1,798
4.500%	08/15/40	10	9,599
4.500%	09/15/40	33	31,889
4.500%	09/20/40	70	67,800
4.500%	10/15/40	3	2,477
4.500%	11/20/40	37	35,618
4.500%	02/20/41	163	159,084
4.500%	03/15/41	26	25,271
4.500%	03/20/41	390	380,107
4.500%	05/20/41	1	538
4.500%	05/20/41	12	11,799
4.500%	06/20/41	2	2,074
4.500%	07/20/41	23	22,017
4.500%	08/20/41	141	137,785

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	11/20/41	369	$360,384
4.500%	02/20/42	1	656
4.500%	05/20/42	4	3,520
4.500%	06/20/43	1	799
4.500%	06/20/44	1	760
4.500%	10/20/44	1	732
4.500%	01/20/45	1	662
4.500%	09/15/45	101	98,383
4.500%	01/20/46	82	79,003
4.500%	03/20/46	1	1,055
4.500%	05/20/46	1	845
4.500%	07/20/46	31	30,455
4.500%	08/20/46	53	51,660
4.500%	09/20/46	45	43,020
4.500%	01/20/47	119	114,931
4.500%	09/20/49	207	196,841
4.500%	10/20/52	3,328	3,174,359
4.500%	04/20/53	730	695,080
5.000%	TBA	2,580	2,512,033
5.000%	11/15/33	1	808
5.000%	05/15/34	38	37,574
5.000%	07/20/39	26	25,887
5.000%	08/15/39	2	1,916
5.000%	09/15/39	20	20,309
5.000%	10/15/39	4	4,098
5.000%	10/15/39	14	14,168
5.000%	10/20/39	1	1,247
5.000%	02/15/40	41	41,110
5.000%	02/15/40	41	41,110
5.000%	04/15/40	19	18,758
5.000%	05/20/40	106	105,456
5.000%	06/15/40	12	12,372
5.000%	06/15/40	15	15,428
5.000%	06/20/40	75	75,160
5.000%	07/15/40	2	1,825
5.000%	08/15/40	4	3,831
5.000%	08/20/40	59	58,344
5.000%	09/15/40	3	2,859
5.000%	09/15/40	3	3,447
5.000%	09/20/40	39	38,914
5.000%	03/20/41	80	80,057
5.000%	08/20/41	90	90,438
5.000%	06/20/47	96	95,088
5.000%	04/20/48	40	39,212
5.000%	06/20/48	55	54,436
5.000%	09/20/48	340	335,494
5.000%	12/20/48	279	275,618
5.000%	05/20/49	19	18,573
5.000%	06/20/49	915	901,505
5.500%	TBA	4,830	4,791,840
5.500%	10/20/32	—(r)	253
5.500%	03/20/34	1	857
5.500%	01/20/36	176	180,526
5.500%	03/20/48	78	78,812
5.500%	04/20/48	58	58,938
5.500%	05/20/48	26	26,433
5.500%	09/20/48	1	898
5.500%	10/20/48	16	15,959

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	11/20/48	77	$78,006
5.500%	12/20/48	278	280,757
5.500%	01/20/49	67	67,497
5.500%	03/20/49	102	102,767
5.500%	04/20/49	5	5,406
6.000%	TBA	875	878,634
6.000%	12/20/38	273	281,286
6.000%	05/15/40	79	81,465
6.500%	TBA	2,405	2,439,268
8.500%	06/15/26	—(r)	149

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $589,942,168)			563,654,786

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bonds
3.375%	08/15/42	14,860	12,552,056
3.875%	02/15/43	8,680	7,847,263
4.000%	11/15/42	29,285	26,992,534
4.250%	02/15/54	19,065	18,159,413
4.500%	02/15/44	36,990	36,296,438
4.750%	11/15/43	17,625	17,864,590
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/25	2,746	2,655,238
0.125%	04/15/26(k)	8,033	7,674,743
0.125%	07/15/26	3,176	3,035,579
0.125%	10/15/26	6,195	5,896,978
0.125%	04/15/27	12,802	12,044,843
0.125%	01/15/30	2,133	1,920,436
0.125%	07/15/30	2,446	2,188,854
0.125%	01/15/31	3,011	2,657,641
0.250%	07/15/29	3,064	2,814,865
0.375%	07/15/25	2,644	2,577,754
0.375%	01/15/27	1,168	1,110,272
0.375%	07/15/27	769	729,924
0.500%	01/15/28	1,589	1,497,449
0.625%	01/15/26	1,202	1,162,752
0.625%	07/15/32	2	1,742
0.750%	07/15/28	1,561	1,484,294
0.750%	02/15/42	3,316	2,588,850
0.750%	02/15/45	2,663	1,993,847
0.875%	01/15/29	391	370,726
1.375%	07/15/33	9,451	8,927,039
1.375%	02/15/44	1,029	880,971
1.750%	01/15/28	823	810,049
1.750%	01/15/34	50,730	49,248,197
2.125%	04/15/29	2,699	2,704,376
2.125%	02/15/41	3,508	3,475,660
2.125%	02/15/54	3,917	3,809,549
2.375%	10/15/28	24,157	24,482,974
2.500%	01/15/29	2,337	2,378,353
3.875%	04/15/29	1,430	1,545,472
U.S. Treasury Notes
0.625%	08/15/30	9,650	7,733,570
1.375%	11/15/31	27,130	22,068,559
1.500%	02/15/30	4,606	3,954,323
2.750%	02/15/28	3,024	2,850,734
3.250%	06/30/27	25,355	24,465,594
4.125%	06/15/26	13,255	13,103,810

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.125%	08/31/30	19,145	$18,904,192
4.500%	07/15/26(k)	20,770	20,680,754
4.625%	09/15/26	30,497	30,461,461
4.625%	10/15/26	34,720	34,692,875
4.625%	09/30/28	51,890	52,327,822

TOTAL U.S. TREASURY OBLIGATIONS (cost $512,905,533)			503,625,415

TOTAL LONG-TERM INVESTMENTS (cost $10,395,627,186)			11,976,224,116

		Shares

SHORT-TERM INVESTMENTS — 22.0%

AFFILIATED MUTUAL FUNDS — 21.3%
PGIM Core Ultra Short Bond Fund(wa)		2,078,463,288	2,078,463,288
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $884,721,940; includes $881,069,741 of cash collateral for securities on loan)(b)(wa)		885,253,092	884,721,940

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,963,185,228)			2,963,185,228

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.7%
U.S. Treasury Bills
5.291%	09/19/24	94,833	93,734,255

(cost $93,739,760)
TOTAL SHORT-TERM INVESTMENTS (cost $3,056,924,988)			3,056,919,483

TOTAL INVESTMENTS—107.9% (cost $13,452,552,174)			15,033,143,599
Liabilities in excess of other assets(z) — (7.9)%			(1,094,975,577)

NET ASSETS — 100.0%			$13,938,168,022

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $181,765 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $860,706,327; cash collateral of $881,069,741 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,908	2 Year U.S. Treasury Notes	Sep. 2024	$389,649,375	$1,145,073
2,560	5 Year U.S. Treasury Notes	Sep. 2024	272,840,013	1,609,673
1,028	10 Year U.S. Treasury Notes	Sep. 2024	113,063,943	868,947
1,195	20 Year U.S. Treasury Bonds	Sep. 2024	141,383,438	1,650,761
684	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	85,735,125	633,710
1,773	Mini MSCI EAFE Index	Sep. 2024	207,724,680	530,161
706	Russell 2000 E-Mini Index	Sep. 2024	72,894,500	602,349
2,048	S&P 500 E-Mini Index	Sep. 2024	565,401,600	724,539

				7,765,213

Short Positions:
39	2 Year U.S. Treasury Notes	Sep. 2024	7,964,531	(23,821)
53	10 Year Euro-Bund	Sep. 2024	7,470,797	(74,981)
94	10 Year U.S. Treasury Notes	Sep. 2024	10,338,532	(102,118)
413	10 Year U.S. Ultra Treasury Notes	Sep. 2024	46,888,406	(498,916)

				(699,836)

				$7,065,377

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/19/24	MSI	GBP	342	$428,285	$432,525	$4,240	$—
Euro,
Expiring 08/23/24	SSB	EUR	270	293,016	289,629	—	(3,387)
Indian Rupee,
Expiring 07/05/24	BOA	INR	195,065	2,335,554	2,339,195	3,641	—
Expiring 07/05/24	CITI	INR	81,617	978,272	978,741	469	—
Indonesian Rupiah,
Expiring 07/05/24	BNP	IDR	16,107,539	978,979	984,809	5,830	—
Expiring 07/05/24	BNP	IDR	10,743,001	654,395	656,823	2,428	—
Expiring 07/05/24	BNP	IDR	7,516,594	456,600	459,562	2,962	—
Expiring 07/05/24	DB	IDR	36,671,790	2,258,011	2,242,100	—	(15,911)
Expiring 07/05/24	HSBC	IDR	7,949,907	485,550	486,055	505	—
Expiring 07/05/24	HSBC	IDR	6,542,543	399,397	400,007	610	—

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 07/12/24	HSBC	MXN	3,276	$176,972	$178,693	$1,721	$—
Expiring 07/12/24	JPM	MXN	34,899	1,941,039	1,903,482	—	(37,557)
Expiring 07/12/24	JPM	MXN	24,516	1,377,617	1,337,166	—	(40,451)
Expiring 07/12/24	RBC	MXN	36,425	2,120,186	1,986,689	—	(133,497)
New Taiwanese Dollar,
Expiring 07/05/24	BARC	TWD	20,650	638,882	635,275	—	(3,607)
Expiring 07/05/24	GSI	TWD	19,359	598,989	595,570	—	(3,419)
Expiring 07/05/24	GSI	TWD	17,627	544,794	542,272	—	(2,522)
Expiring 07/05/24	GSI	TWD	12,961	400,361	398,729	—	(1,632)
Peruvian Nuevo Sol,
Expiring 07/05/24	BNP	PEN	2,685	722,434	698,591	—	(23,843)
South African Rand,
Expiring 07/01/24	BNYM	ZAR	5,146	282,762	282,801	39	—
Expiring 07/02/24	BNYM	ZAR	4,853	262,643	266,643	4,000	—
Expiring 07/03/24	BNYM	ZAR	1,431	78,506	78,602	96	—
Expiring 07/03/24	BNYM	ZAR	285	15,649	15,642	—	(7)
Expiring 07/12/24	HSBC	ZAR	17,922	994,154	984,037	—	(10,117)
South Korean Won,
Expiring 07/05/24	BARC	KRW	3,035,528	2,263,681	2,200,136	—	(63,545)

				$21,686,728	$21,373,774	26,541	(339,495)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/04/24	BNP	BRL	17,313	$3,328,523	$3,073,365	$255,158	$—
Expiring 09/04/24	DB	BRL	6,524	1,219,667	1,158,149	61,518	—
Expiring 09/04/24	GSI	BRL	5,442	1,005,636	966,071	39,565	—
British Pound,
Expiring 07/19/24	SSB	GBP	342	426,016	432,525	—	(6,509)
Colombian Peso,
Expiring 09/06/24	BNP	COP	9,575,030	2,447,386	2,281,657	165,729	—
Euro,
Expiring 08/23/24	UAG	EUR	18,316	19,989,244	19,669,877	319,367	—
Expiring 08/23/24	UAG	EUR	5,218	5,694,502	5,603,521	90,981	—
Expiring 08/23/24	UAG	EUR	4,709	5,139,252	5,057,142	82,110	—
Indian Rupee,
Expiring 07/05/24	BARC	INR	66,699	799,777	799,844	—	(67)
Expiring 07/05/24	CITI	INR	92,406	1,106,751	1,108,113	—	(1,362)
Expiring 07/05/24	DB	INR	92,248	1,103,665	1,106,226	—	(2,561)
Expiring 07/05/24	HSBC	INR	25,330	303,278	303,753	—	(475)
Expiring 10/11/24	BOA	INR	195,065	2,328,139	2,331,546	—	(3,407)
Expiring 10/11/24	CITI	INR	81,617	975,128	975,541	—	(413)
Indonesian Rupiah,
Expiring 07/05/24	DB	IDR	43,107,400	2,720,997	2,635,571	85,426	—
Expiring 07/05/24	DB	IDR	22,325,812	1,407,237	1,364,992	42,245	—
Expiring 07/05/24	DB	IDR	20,098,162	1,267,064	1,228,795	38,269	—
Expiring 10/11/24	BNP	IDR	16,107,539	976,197	982,347	—	(6,150)
Expiring 10/11/24	BNP	IDR	10,743,001	652,550	655,181	—	(2,631)
Expiring 10/11/24	BNP	IDR	7,516,594	455,275	458,413	—	(3,138)
Expiring 10/11/24	HSBC	IDR	7,949,907	484,293	484,839	—	(546)
Expiring 10/11/24	HSBC	IDR	6,542,543	398,377	399,009	—	(632)

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit,
Expiring 09/06/24	BNP	MYR	5,856	$1,259,375	$1,243,323	$16,052	$—
Expiring 09/06/24	BOA	MYR	5,832	1,252,674	1,238,237	14,437	—
Expiring 09/06/24	BOA	MYR	5,576	1,197,476	1,183,790	13,686	—
Mexican Peso,
Expiring 07/12/24	BOA	MXN	59,876	3,593,290	3,265,736	327,554	—
Expiring 07/12/24	BOA	MXN	59,876	3,593,290	3,265,735	327,555	—
Expiring 07/12/24	RBC	MXN	32,673	1,901,016	1,782,035	118,981	—
New Taiwanese Dollar,
Expiring 07/05/24	GSI	TWD	17,874	564,672	549,863	14,809	—
Expiring 07/05/24	GSI	TWD	17,874	564,973	549,878	15,095	—
Expiring 07/05/24	GSI	TWD	17,868	566,037	549,694	16,343	—
Expiring 07/05/24	GSI	TWD	16,981	535,113	522,412	12,701	—
Expiring 10/15/24	BARC	TWD	20,650	642,320	638,272	4,048	—
Expiring 10/15/24	GSI	TWD	19,359	602,194	598,380	3,814	—
Expiring 10/15/24	GSI	TWD	17,627	547,672	544,830	2,842	—
Expiring 10/15/24	GSI	TWD	12,961	402,500	400,610	1,890	—
Peruvian Nuevo Sol,
Expiring 07/05/24	BNP	PEN	1,343	362,075	349,296	12,779	—
Expiring 07/05/24	BNP	PEN	1,343	359,322	349,295	10,027	—
Expiring 10/11/24	BNP	PEN	6,589	1,732,000	1,714,161	17,839	—
Polish Zloty,
Expiring 08/16/24	DB	PLN	10,789	2,706,201	2,678,714	27,487	—
South African Rand,
Expiring 07/03/24	BNYM	ZAR	3,409	187,204	187,294	—	(90)
Expiring 07/12/24	BNP	ZAR	21,929	1,160,973	1,204,052	—	(43,079)
Expiring 07/12/24	BNP	ZAR	11,676	607,043	641,084	—	(34,041)
South Korean Won,
Expiring 07/05/24	BNP	KRW	3,035,528	2,235,282	2,200,137	35,145	—

				$80,801,656	$78,733,305	2,173,452	(105,101)

						$2,199,993	$(444,596)

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Community Healthcare Systems, Inc.	12/20/26	5.000%(Q)	650	8.873%	$(100,032)	$(53,026)	$47,006
Freeport-McMoRan, Inc.	06/20/29	1.000%(Q)	1,963	0.847%	(1,692)	13,916	15,608
United Mexican States	06/20/29	1.000%(Q)	24,062	1.106%	31,184	(105,321)	(136,505)

					$(70,540)	$(144,431)	$(73,891)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.41.V1	06/20/29	1.000%(Q)	172,100	1.747%	$(4,966,417)	$(5,445,145)	$(478,728)
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	82,600	3.448%	5,612,898	5,282,944	(329,954)
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	89,701	0.538%	1,839,699	1,863,183	23,484

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Credit default swap agreements outstanding at June 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	782,350	0.538%	$16,602,454	$16,250,222	$(352,232)

					$19,088,634	$17,951,204	$(1,137,430)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.AAA	11/18/64	0.500%(M)	29,418	$516,681	$763,354	$(246,673)	MSI

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$763,354	$—	$—	$(246,673)

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$1,351,822
JPM	—	101,975,159

Total	$—	$103,326,981

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$1,890,270,918	$—	$—
Common Stocks	5,913,450,234	1,669,618,695	181,765
Preferred Stocks	912,780	7,270,693	—
Unaffiliated Fund	463,433	—	—
Warrants	—	1	—
Asset-Backed Securities
Automobiles	—	41,297,757	—
Collateralized Loan Obligations	—	30,712,902	—
Equipment	—	10,463,039	—
Other	—	18,268,671	—
Student Loans	—	2,982,404	—
Commercial Mortgage-Backed Securities	—	19,048,176	—
Convertible Bonds	—	1,672,574	—
Corporate Bonds	—	978,974,634	—
Municipal Bonds	—	319,612	—
Residential Mortgage-Backed Securities	—	15,099,576	—
Sovereign Bonds	—	307,936,051	—
U.S. Government Agency Obligations	—	563,654,786	—
U.S. Treasury Obligations	—	503,625,415	—
Short-Term Investments
Affiliated Mutual Funds	2,963,185,228	—	—
U.S. Treasury Obligation	—	93,734,255	—

Total	$10,768,282,593	$4,264,679,241	$181,765

Other Financial Instruments*
Assets
Futures Contracts	$7,765,213	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,199,993	—
Centrally Cleared Credit Default Swap Agreements	—	86,098	—
OTC Credit Default Swap Agreement	—	516,681	—

Total	$7,765,213	$2,802,772	$—

Liabilities
Futures Contracts	$(699,836)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(444,596)	$—
Centrally Cleared Credit Default Swap Agreements	—	(1,297,419)	—

Total	$(699,836)	$(1,742,015)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (6.3% represents investments purchased with collateral from securities on loan)	34.9%
Semiconductors & Semiconductor Equipment	5.3
Software	4.8
U.S. Treasury Obligations	4.3
U.S. Government Agency Obligations	4.0
Banks	3.2
Pharmaceuticals	2.9
Technology Hardware, Storage & Peripherals	2.5
Oil, Gas & Consumable Fuels	2.5
Interactive Media & Services	2.4
Insurance	2.3
Sovereign Bonds	2.2
Metals & Mining	1.8
Financial Services	1.7
Broadline Retail	1.5
Capital Markets	1.4
Health Care Equipment & Supplies	1.2
Hotels, Restaurants & Leisure	1.2
Automobiles	1.1
Chemicals	1.0
Health Care Providers & Services	1.0
Aerospace & Defense	1.0
Biotechnology	1.0
Specialty Retail	0.9
Electrical Equipment	0.8
Beverages	0.8
Consumer Staples Distribution & Retail	0.8
Oil & Gas	0.8
Machinery	0.7
Specialized REITs	0.7
Entertainment	0.6
Ground Transportation	0.6
Media	0.6
Electric Utilities	0.5
Electronic Equipment, Instruments & Components	0.5
Electric	0.5
Life Sciences Tools & Services	0.5
IT Services	0.5
Food Products	0.5
Residential REITs	0.5
Industrial Conglomerates	0.5
Industrial REITs	0.5
Personal Care Products	0.5
Multi-Utilities	0.4
Household Products	0.4

Professional Services	0.4%
Trading Companies & Distributors	0.4
Commercial Services & Supplies	0.4
Household Durables	0.3
Retail REITs	0.3
Healthcare-Services	0.3
Pipelines	0.3
Diversified Financial Services	0.3
Energy Equipment & Services	0.3
Automobile Components	0.3
Diversified Telecommunication Services	0.3
Telecommunications	0.3
Wireless Telecommunication Services	0.3
Real Estate Management & Development	0.3
Communications Equipment	0.2
Consumer Finance	0.2
Collateralized Loan Obligations	0.2
Commercial Services	0.2
Building Products	0.2
Textiles, Apparel & Luxury Goods	0.2
Health Care REITs	0.2
Real Estate Investment Trusts (REITs)	0.2
Tobacco	0.2
Other	0.2
Construction & Engineering	0.1
Containers & Packaging	0.1
Commercial Mortgage-Backed Securities	0.1
Auto Manufacturers	0.1
Healthcare-Products	0.1
Auto Parts & Equipment	0.1
Leisure Time	0.1
Paper & Forest Products	0.1
Retail	0.1
Residential Mortgage-Backed Securities	0.1
Advertising	0.1
Construction Materials	0.1
Office REITs	0.1
Mining	0.1
Internet	0.1
Air Freight & Logistics	0.1
Equipment	0.1
Independent Power & Renewable Electricity Producers	0.1
Packaging & Containers	0.1
Investment Companies	0.1
Gas Utilities	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Industry Classification (continued):

Hotel & Resort REITs	0.1%
Machinery-Diversified	0.1
Building Materials	0.1
Semiconductors	0.1
Transportation	0.1
Iron/Steel	0.1
Computers	0.1
Diversified Consumer Services	0.1
Distribution/Wholesale	0.1
Foods	0.1
Electronics	0.0	*
Agriculture	0.0	*
Lodging	0.0	*
Passenger Airlines	0.0	*
Energy-Alternate Sources	0.0	*
Engineering & Construction	0.0	*
Health Care Technology	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Student Loans	0.0	*
Water	0.0	*
Real Estate	0.0	*
Airlines	0.0	*
Leisure Products	0.0	*

Metal Fabricate/Hardware	0.0	*%
Environmental Control	0.0	*
Gas	0.0	*
Apparel	0.0	*
Private Equity	0.0	*
Miscellaneous Manufacturing	0.0	*
Water Utilities	0.0	*
Multi-National	0.0	*
Diversified REITs	0.0	*
Toys/Games/Hobbies	0.0	*
Forest Products & Paper	0.0	*
Oil & Gas Services	0.0	*
Office/Business Equipment	0.0	*
Unaffiliated Fund	0.0	*
Hand/Machine Tools	0.0	*
Municipal Bonds	0.0	*

	107.9
Liabilities in excess of other assets	(7.9)

	100.0%

*  Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$86,098	*	Due from/to broker-variation margin swaps	$1,297,419	*
Credit contracts	Premiums paid for OTC swap agreements	763,354		—	—
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	246,673
Equity contracts	Due from/to broker-variation margin futures	1,857,049	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,199,993		Unrealized depreciation on OTC forward foreign currency exchange contracts	444,596
Interest rate contracts	Due from/to broker-variation margin futures	5,908,164	*	Due from/to broker-variation margin futures	699,836	*

		$10,814,658			$2,688,524

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$25,469,556
Equity contracts	—	—	99,041,542	—	—
Foreign exchange contracts	—	—	—	(472,946)	—
Interest rate contracts	162,635	(2,547)	(13,003,466)	—	(1,237,295)

Total	$162,635	$(2,547)	$86,038,076	$(472,946)	$24,232,261

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(16,725,451)
Equity contracts	(32,059,086)	—	—
Foreign exchange contracts	—	2,645,462	—
Interest rate contracts	(19,070,906)	—	(623,980)

Total	$(51,129,992)	$2,645,462	$(17,349,431)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 2,734
Options Written (2)	48,000
Futures Contracts - Long Positions (2)	2,025,220,607
Futures Contracts - Short Positions (2)	95,292,576
Forward Foreign Currency Exchange Contracts - Purchased (3)	14,826,561
Forward Foreign Currency Exchange Contracts - Sold (3)	67,585,378
Interest Rate Swap Agreements (2)	60,510,075
Credit Default Swap Agreements - Buy Protection (2)	34,328,000
Credit Default Swap Agreements - Sell Protection (2)	1,261,416,333
Total Return Swap Agreements (2)	1,996,667

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$860,706,327	$(860,706,327)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$4,048	$(67,219)	$(63,171)	$—	$(63,171)
BNP	523,949	(112,882)	411,067	(278,440)	132,627
BNYM	4,135	(97)	4,038	—	4,038
BOA	686,873	(3,407)	683,466	(683,466)	—
CITI	469	(1,775)	(1,306)	—	(1,306)
DB	254,945	(18,472)	236,473	—	236,473
GSI	107,059	(7,573)	99,486	—	99,486
HSBC	2,836	(11,770)	(8,934)	—	(8,934)
JPM	—	(78,008)	(78,008)	—	(78,008)
MSI	767,594	(246,673)	520,921	(494,946)	25,975
RBC	118,981	(133,497)	(14,516)	—	(14,516)
SSB	—	(9,896)	(9,896)	—	(9,896)
UAG	492,458	—	492,458	—	492,458

	$2,963,347	$(691,269)	$2,272,078	$(1,456,852)	$815,226

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $860,706,327:
Unaffiliated investments (cost $8,723,803,789)	$10,179,687,453
Affiliated investments (cost $4,728,748,385)	4,853,456,146
Foreign currency, at value (cost $5,062,719)	5,043,066
Cash	3,561
Dividends and interest receivable	36,972,344
Receivable for investments sold	19,702,945
Tax reclaim receivable	11,225,699
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,199,993
Premiums paid for OTC swap agreements	763,354
Receivable from affiliate	50,648
Receivable for Portfolio shares sold	21,053
Prepaid expenses and other assets	200,419

Total Assets	15,109,326,681

LIABILITIES
Payable to broker for collateral for securities on loan	881,069,741
Payable for investments purchased	263,539,675
Payable for Portfolio shares purchased	8,224,418
Due to broker-variation margin futures	4,638,751
Accrued expenses and other liabilities	4,562,016
Payable to affiliate	3,991,452
Management fee payable	3,464,488
Distribution fee payable	573,109
Unrealized depreciation on OTC forward foreign currency exchange contracts	444,596
Foreign capital gains tax liability accrued	313,037
Unrealized depreciation on OTC swap agreements	246,673
Due to broker-variation margin swaps	89,024
Trustees’ fees payable	972
Affiliated transfer agent fee payable	707

Total Liabilities	1,171,158,659

NET ASSETS	$13,938,168,022

Net assets were comprised of:
Partners’ Equity	$13,938,168,022

Net asset value and redemption price per share, $13,938,168,022 / 314,804,566 outstanding shares of beneficial interest	$44.28

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $5,022,812 foreign with holding tax, of which $306,469 is reimbursable by an affiliate)	$74,303,489
Interest income (net of $18,130 foreign with holding tax)	66,163,523
Affiliated dividend income	57,146,383
Income from securities lending, net (including affiliated income of $1,155,436)	1,310,075

Total income	198,923,470

EXPENSES
Management fee	43,205,367
Distribution fee	17,394,712
Custodian and accounting fees	491,175
Trustees’ fees	116,462
Professional fees	74,396
Audit fee	30,440
Shareholders’ reports	9,606
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	162,480

Total expenses	61,489,133
Less: Fee waiver and/or expense reimbursement	(674,915)

Net expenses	60,814,218

NET INVESTMENT INCOME (LOSS)	138,109,252

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,337,915) (net of foreign capital gains taxes $(47,037))	369,412,878
Futures transactions	86,038,076
Forward currency contract transactions	(472,946)
Options written transactions	(2,547)
Swap agreements transactions	24,232,261
Foreign currency transactions	(347,632)

478,860,090

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(12,706,912)) (net of change in foreign capital gains taxes $(45,838))	368,438,449
Futures	(51,129,992)
Forward currency contracts	2,645,462
Swap agreements	(17,349,431)
Foreign currencies	(344,581)

302,259,907

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	781,119,997

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$919,229,249

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$138,109,252	$253,855,668
Net realized gain (loss) on investment and foreign currency transactions	478,860,090	446,216,797
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	302,259,907	1,381,139,707

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	919,229,249	2,081,212,172

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,818,357 and 40,513,172 shares, respectively]	78,732,086	1,555,802,443
Portfolio shares purchased [27,468,029 and 73,782,521 shares, respectively]	(1,169,383,306)	(2,777,733,431)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,090,651,220)	(1,221,930,988)

TOTAL INCREASE (DECREASE)	(171,421,971)	859,281,184
NET ASSETS:
Beginning of period	14,109,589,993	13,250,308,809

End of period	$13,938,168,022	$14,109,589,993

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$41.44		$35.45	$42.39	$37.71	$33.51	$27.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.42		0.71	0.53	0.36	0.44	0.60
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.42		5.28	(7.47)	4.32	3.76	5.18

Total from investment operations	2.84		5.99	(6.94)	4.68	4.20	5.78

Capital Contributions	—		—	—	—	—	—	(b)(c)(d)

Net Asset Value, end of period	$44.28		$41.44	$35.45	$42.39	$37.71	$33.51

Total Return(e)	6.85%		16.86%	(16.35)%	12.41%	12.53%	20.84	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13,938		$14,110	$13,250	$19,713	$15,098	$14,946
Average net assets (in millions)	$13,992		$13,596	$15,628	$16,210	$13,597	$14,407
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.87	%(h)	0.88%	0.87%	0.86%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	0.88	%(h)	0.89%	0.88%	0.87%	0.89%	0.89%
Net investment income (loss)	1.98	%(h)	1.87%	1.41%	0.89%	1.33%	1.94%
Portfolio turnover rate(i)(j)	52%		133%	184%	189%	169%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.8%
AFFILIATED MUTUAL FUND — 5.9%
Fixed Income
AST T. Rowe Price Fixed Income Central Portfolio*	16,073,190	$173,268,985

(cost $167,506,596)(wa)
COMMON STOCKS — 77.7%
Aerospace & Defense — 2.1%
AeroVironment, Inc.*(a)	1,355	246,827
Airbus SE (France)	30,834	4,231,865
Boeing Co. (The)*	9,698	1,765,133
Curtiss-Wright Corp.	1,760	476,925
Dassault Aviation SA (France)	19,236	3,483,395
General Dynamics Corp.	15,748	4,569,125
General Electric Co.	98,322	15,630,248
HEICO Corp. (Class A Stock)	2,275	403,858
Hexcel Corp.	2,573	160,684
Howmet Aerospace, Inc.	62,054	4,817,252
L3Harris Technologies, Inc.	19,625	4,407,383
Leonardo SpA (Italy)	117,478	2,721,826
Loar Holdings, Inc.*	6,489	346,578
Mercury Systems, Inc.*	4,454	120,213
Montana Aerospace AG (Germany), 144A*	51,269	1,068,492
Moog, Inc. (Class A Stock)	2,914	487,512
Northrop Grumman Corp.	6,990	3,047,291
Rolls-Royce Holdings PLC (United Kingdom)*	1,084,085	6,226,160
Safran SA (France)	17,223	3,629,892
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(a)	18,589	611,020
Thales SA (France)	13,962	2,233,476
TransDigm Group, Inc.	699	893,049
Triumph Group, Inc.*	15,593	240,288

		61,818,492

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	41,643	1,690,994
FedEx Corp.	11,026	3,306,036
GXO Logistics, Inc.*	4,938	249,369
Sankyu, Inc. (Japan)	7,200	246,630
YTO Express Group Co. Ltd. (China) (Class A Stock)	122,900	262,918

		5,755,947

Automobile Components — 0.2%
Autoliv, Inc. (Sweden)(a)	6,430	687,946
Forvia SE (France)	52,857	630,684
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	107,846	707,449
Gentex Corp.(a)	6,594	222,284
Lear Corp.	1,516	173,142
Magna International, Inc. (Canada)(a)	14,697	615,804
Nifco, Inc. (Japan)	9,200	220,572
Nippon Seiki Co. Ltd. (Japan)	53,200	488,570
Niterra Co. Ltd. (Japan)	52,700	1,536,763
Patrick Industries, Inc.(a)	4,061	440,822
Stanley Electric Co. Ltd. (Japan)	41,100	736,461
Toyo Tire Corp. (Japan)	53,200	853,791

		7,314,288

	Shares	Value
COMMON STOCKS (continued)
Automobiles — 0.5%
Knaus Tabbert AG (Germany)(a)	6,332	$264,673
Mercedes-Benz Group AG (Germany)	24,377	1,687,169
Rivian Automotive, Inc. (Class A Stock)*(a)	39,209	526,185
Stellantis NV (XPAR)	84,407	1,664,263
Stellantis NV (MIB)	12,908	255,175
Tesla, Inc.*	27,399	5,421,714
Toyota Motor Corp. (Japan)	248,700	5,102,696

		14,921,875

Banks — 4.4%
Asia Commercial Bank JSC (Vietnam)	1,184,517	1,106,165
Axis Bank Ltd. (India)	276,645	4,192,505
Banco Comercial Portugues SA (Portugal) (Class R Stock)	3,738,487	1,344,794
Bancorp, Inc. (The)*	11,464	432,881
Bank Central Asia Tbk PT (Indonesia)	4,225,800	2,556,993
Bank of America Corp.	385,489	15,330,897
Bank of Hawaii Corp.	6,417	367,117
BankUnited, Inc.	6,074	177,786
Barclays PLC (United Kingdom)	915,159	2,418,232
BAWAG Group AG (Austria), 144A*	83,875	5,302,170
BNP Paribas SA (France)	50,070	3,202,082
Citigroup, Inc.	90,891	5,767,943
Cullen/Frost Bankers, Inc.	3,884	394,731
Eagle Bancorp, Inc.	9,901	187,129
East West Bancorp, Inc.	24,758	1,813,028
Erste Group Bank AG (Austria)	35,575	1,683,948
FinecoBank Banca Fineco SpA (Italy)	44,136	655,828
First BanCorp. (Puerto Rico)	33,370	610,337
First Business Financial Services, Inc.	3,366	124,508
First Citizens BancShares, Inc. (Class A Stock)	326	548,857
First Horizon Corp.(a)	27,127	427,793
First Internet Bancorp	4,224	114,132
Fukuoka Financial Group, Inc. (Japan)	10,900	293,528
HDFC Bank Ltd. (India)	105,075	2,121,907
Hilltop Holdings, Inc.	6,269	196,094
Hingham Institution for Savings The(a)	770	137,738
Home BancShares, Inc.	10,122	242,523
HSBC Holdings PLC (United Kingdom)	456,671	3,941,989
Huntington Bancshares, Inc.	43,172	569,007
ICICI Bank Ltd. (India), ADR	46,934	1,352,169
ING Groep NV (Netherlands)	419,990	7,216,545
JPMorgan Chase & Co.	119,015	24,071,974
KB Financial Group, Inc. (South Korea)	16,465	936,531
KBC Group NV (Belgium)	19,969	1,407,065
KeyCorp	85,945	1,221,278
Kotak Mahindra Bank Ltd. (India)	84,244	1,816,267
Lloyds Banking Group PLC (United Kingdom)	3,124,948	2,155,326
Military Commercial Joint Stock Bank (Vietnam)	290,900	253,036
Mitsubishi UFJ Financial Group, Inc. (Japan)	394,300	4,255,296
National Bank of Canada (Canada)	36,477	2,893,256
Nicolet Bankshares, Inc.	1,715	142,414
Nova Ljubljanska Banka dd (Slovenia), GDR	12,458	331,058

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
OFG Bancorp (Puerto Rico)	13,595	$509,133
OTP Bank Nyrt (Hungary)	29,804	1,478,356
Pacific Premier Bancorp, Inc.	10,549	242,311
Park National Corp.	1,848	263,044
Pinnacle Financial Partners, Inc.(a)	3,078	246,363
PNC Financial Services Group, Inc. (The)	5,819	904,738
Popular, Inc. (Puerto Rico)	8,635	763,593
Renasant Corp.	7,661	233,967
Resona Holdings, Inc. (Japan)	183,100	1,218,008
Saudi National Bank (The) (Saudi Arabia)	186,902	1,843,649
Seacoast Banking Corp. of Florida	10,194	240,986
ServisFirst Bancshares, Inc.(a)	2,409	152,225
Shore Bancshares, Inc.	14,975	171,464
SouthState Corp.(a)	3,046	232,775
Swedbank AB (Sweden) (Class A Stock)	99,817	2,056,056
UniCredit SpA (Italy)	121,019	4,478,432
United Overseas Bank Ltd. (Singapore)	105,900	2,442,724
Webster Financial Corp.	15,025	654,940
Wells Fargo & Co.	92,432	5,489,536
WesBanco, Inc.	8,132	226,964
Western Alliance Bancorp	12,030	755,725
WSFS Financial Corp.	7,959	374,073
Zions Bancorp NA	7,950	344,791

		129,638,710

Beverages — 1.1%
Asahi Group Holdings Ltd. (Japan)(a)	54,400	1,924,922
Celsius Holdings, Inc.*(a)	35,942	2,051,929
Coca-Cola Co. (The)	235,000	14,957,750
Coca-Cola Consolidated, Inc.	301	326,585
Constellation Brands, Inc. (Class A Stock)(a)	5,152	1,325,507
Heineken NV (Netherlands)	46,105	4,460,476
Keurig Dr. Pepper, Inc.	49,592	1,656,373
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	6,167	1,236,693
PepsiCo, Inc.	16,599	2,737,673
Remy Cointreau SA (France)	2,908	244,341
Royal Unibrew A/S (Denmark)*	4,262	338,022
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	66,000	438,988
Varun Beverages Ltd. (India)	58,227	1,135,585

		32,834,844

Biotechnology — 0.7%
AbbVie, Inc.	20,153	3,456,643
ACADIA Pharmaceuticals, Inc.*	9,626	156,423
Akero Therapeutics, Inc.*(a)	9,982	234,178
Alkermes PLC*	16,268	392,059
Alnylam Pharmaceuticals, Inc.*(a)	4,182	1,016,226
Apogee Therapeutics, Inc.*(a)	3,637	143,116
Argenx SE (Netherlands), ADR*	6,099	2,622,814
Avidity Biosciences, Inc.*	8,980	366,833
BeiGene Ltd. (China), ADR*(a)	10,981	1,566,659
Biohaven Ltd.*	10,630	368,967
BioMarin Pharmaceutical, Inc.*	5,301	436,431

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Blueprint Medicines Corp.*	6,356	$685,050
Cargo Therapeutics, Inc.*(a)	8,555	140,473
Celldex Therapeutics, Inc.*	7,110	263,141
Crinetics Pharmaceuticals, Inc.*	7,839	351,109
Denali Therapeutics, Inc.*	5,869	136,278
Exact Sciences Corp.*(a)	4,603	194,477
Genmab A/S (Denmark)*	3,004	752,783
Genus PLC (United Kingdom)	25,258	524,291
GRAIL, Inc.*	765	11,758
Ideaya Biosciences, Inc.*	4,524	158,838
IGM Biosciences, Inc.*(a)	8,105	55,681
Immunocore Holdings PLC (United Kingdom), ADR*(a)	4,654	157,724
Insmed, Inc.*	18,605	1,246,535
Intellia Therapeutics, Inc.*(a)	6,936	155,228
Ionis Pharmaceuticals, Inc.*	6,476	308,646
Kymera Therapeutics, Inc.*	8,666	258,680
Madrigal Pharmaceuticals, Inc.*(a)	1,489	417,158
Morphic Holding, Inc.*	6,352	216,413
Neurocrine Biosciences, Inc.*	5,657	778,799
Nurix Therapeutics, Inc.*	6,783	141,561
Prothena Corp. PLC (Ireland)*	12,435	256,658
Relay Therapeutics, Inc.*	23,570	153,676
Replimune Group, Inc.*	34,553	310,977
REVOLUTION Medicines, Inc.*	10,063	390,545
Rocket Pharmaceuticals, Inc.*	5,842	125,778
Sage Therapeutics, Inc.*(a)	5,196	56,429
Sarepta Therapeutics, Inc.*(a)	1,880	297,040
Scholar Rock Holding Corp.*	20,706	172,481
SpringWorks Therapeutics, Inc.*(a)	6,489	244,441
Ultragenyx Pharmaceutical, Inc.*	6,922	284,494
Vaxcyte, Inc.*(a)	5,605	423,234
Vera Therapeutics, Inc.*(a)	6,628	239,801
Xencor, Inc.*	10,352	195,963
Zealand Pharma A/S (Denmark)*	7,024	897,843
Zentalis Pharmaceuticals, Inc.*	10,185	41,657

		21,805,989

Broadline Retail — 1.9%
Alibaba Group Holding Ltd. (China), ADR	54,495	3,923,640
Amazon.com, Inc.*	170,579	32,964,392
Coupang, Inc. (South Korea)*	34,538	723,571
Isetan Mitsukoshi Holdings Ltd. (Japan).	58,700	1,103,373
Kohl’s Corp.(a)	19,796	455,110
MercadoLibre, Inc. (Brazil)*	4,327	7,110,992
Ollie’s Bargain Outlet Holdings, Inc.*	1,845	181,123
Ozon Holdings PLC (Russia), ADR*(a)^.	6,700	1
PDD Holdings, Inc. (China), ADR*	8,965	1,191,897
Prosus NV (China)*	201,095	7,150,634
Takashimaya Co. Ltd. (Japan)	25,100	423,906

		55,228,639

Building Products — 0.5%
American Woodmark Corp.*	2,797	219,844
Apogee Enterprises, Inc.	3,677	231,044
Ariston Holding NV (Italy)	51,288	211,324
Armstrong World Industries, Inc.	5,385	609,797

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Building Products (cont’d.)
Assa Abloy AB (Sweden) (Class B Stock)	69,281	$1,962,076
Astral Ltd. (India)	25,323	721,924
AZEK Co., Inc. (The)*	15,427	649,940
Blue Star Ltd. (India)	31,264	611,640
Carel Industries SpA (Italy), 144A	29,622	550,975
Carlisle Cos., Inc.	1,463	592,822
Cie de Saint-Gobain SA (France)	26,705	2,076,959
CSW Industrials, Inc.	707	187,574
Daikin Industries Ltd. (Japan)	8,500	1,183,334
Genuit Group PLC (United Kingdom)	97,671	529,216
Gibraltar Industries, Inc.*	3,538	242,530
Reliance Worldwide Corp. Ltd.	87,211	260,728
Simpson Manufacturing Co., Inc.(a)	2,422	408,180
Trane Technologies PLC	8,011	2,635,058
Trex Co., Inc.*	7,327	543,077
UFP Industries, Inc.	3,425	383,600

		14,811,642

Capital Markets — 2.3%
Affiliated Managers Group, Inc.	1,497	233,876
Ares Management Corp. (Class A Stock)(a)	9,165	1,221,511
B3 SA - Brasil Bolsa Balcao (Brazil)	1,286,200	2,353,773
Blue Owl Capital, Inc.(a)	19,608	348,042
Bridgepoint Group PLC (United Kingdom), 144A	423,183	1,168,830
Charles Schwab Corp. (The)	221,947	16,355,275
CME Group, Inc.	13,314	2,617,532
Coinbase Global, Inc. (Class A Stock)*	4,784	1,063,148
CVC Capital Partners PLC (Luxembourg), 144A*	66,336	1,217,314
Deutsche Boerse AG (Germany)	4,436	906,703
Ellington Credit Co., REIT	27,578	191,667
Euronext NV (Netherlands), 144A	12,019	1,113,805
Evercore, Inc. (Class A Stock)	2,498	520,658
flatexDEGIRO AG (Germany)	75,038	1,065,745
Goldman Sachs Group, Inc. (The)	17,007	7,692,606
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	36,800	1,177,716
Intermediate Capital Group PLC (United Kingdom)	33,255	911,995
Investec PLC (United Kingdom)	125,092	904,273
Julius Baer Group Ltd. (Switzerland)	70,785	3,959,162
London Stock Exchange Group PLC (United Kingdom)	22,271	2,640,859
LPL Financial Holdings, Inc.	4,319	1,206,297
Morgan Stanley	48,819	4,744,719
Morningstar, Inc.	2,451	725,128
MSCI, Inc.	519	250,028
Nordnet AB publ (Sweden)	31,876	668,087
Open Lending Corp.*	29,762	166,072
Partners Group Holding AG (Switzerland)	1,870	2,394,640
S&P Global, Inc.	7,213	3,216,998
StepStone Group, Inc. (Class A Stock)	6,659	305,582
StoneX Group, Inc.*	2,355	177,355
Tikehau Capital SCA (France)	19,865	445,007
TMX Group Ltd. (Canada)	134,714	3,749,797

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
Tradeweb Markets, Inc. (Class A Stock).	8,593	$910,858
Virtus Investment Partners, Inc.	2,392	540,233

		67,165,291

Chemicals — 1.2%
Akzo Nobel NV (Netherlands)	20,692	1,261,163
Axalta Coating Systems Ltd.*	10,257	350,482
BASF SE (Germany)	23,636	1,142,625
Covestro AG (Germany), 144A*	42,297	2,479,318
Croda International PLC (United Kingdom)	18,846	937,571
FMC Corp.(a)	11,928	686,456
Fuso Chemical Co. Ltd. (Japan)	7,900	202,292
HB Fuller Co.	5,861	451,063
Huntsman Corp.	17,691	402,824
LG Chem Ltd. (South Korea)	6,792	1,692,532
Linde PLC	31,320	13,743,529
Mosaic Co. (The)	68,892	1,990,979
Nippon Sanso Holdings Corp. (Japan)	40,900	1,214,612
Nippon Soda Co. Ltd. (Japan)	23,300	765,151
Nutrien Ltd. (Canada)	13,901	707,700
Olin Corp.	4,555	214,768
Quaker Chemical Corp.(a)	1,531	259,811
RPM International, Inc.	16,850	1,814,408
Sakata INX Corp. (Japan)	75,000	844,715
Scotts Miracle-Gro Co. (The)(a)	7,959	517,812
Sherwin-Williams Co. (The)	11,914	3,555,495
Sumitomo Seika Chemicals Co. Ltd. (Japan)	9,700	321,462
Tokai Carbon Co. Ltd. (Japan)	74,100	424,930
Tronox Holdings PLC(a)	8,364	131,231
Victrex PLC (United Kingdom)	36,930	534,468

		36,647,397

Commercial Services & Supplies — 0.8%
Brady Corp. (Class A Stock)	6,903	455,736
Cintas Corp.	931	651,942
Clean Harbors, Inc.*	3,109	703,100
Daiei Kankyo Co. Ltd. (Japan)	33,400	567,959
Deluxe Corp.(a)	15,612	350,645
Downer EDI Ltd. (Australia)	419,872	1,287,867
Element Fleet Management Corp. (Canada)	161,185	2,932,564
MSA Safety, Inc.	2,907	545,615
Norva24 Group AB (Sweden)*	130,625	358,268
OPENLANE, Inc.*	11,147	184,929
Rentokil Initial PLC (United Kingdom)	148,062	859,885
Republic Services, Inc.	14,713	2,859,324
SPIE SA (France)	47,826	1,732,757
Stericycle, Inc.*	6,467	375,927
UniFirst Corp.	1,605	275,306
Veralto Corp.	2,212	211,180
Vestis Corp.	9,239	112,993
Waste Connections, Inc.	46,327	8,123,903

		22,589,900

Communications Equipment — 0.1%
Ciena Corp.*	10,478	504,830

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (cont’d.)
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	70,994	$292,099
Lumentum Holdings, Inc.*(a)	4,577	233,061
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	335,263	2,081,051
Viavi Solutions, Inc.*	20,215	138,877

		3,249,918

Construction & Engineering — 0.3%
API Group Corp.*	45,239	1,702,344
Arcosa, Inc.	4,164	347,319
AtkinsRealis Group, Inc. (Canada)	20,470	886,103
Comfort Systems USA, Inc.	2,266	689,136
EMCOR Group, Inc.	1,054	384,794
Larsen & Toubro Ltd. (India)	57,611	2,447,178
MasTec, Inc.*	3,873	414,372
Shimizu Corp. (Japan)	62,700	353,334
Sweco AB (Sweden) (Class B Stock)	23,052	316,089
WillScot Mobile Mini Holdings Corp.*(a)	18,341	690,355
Worley Ltd. (Australia)	81,756	814,148

		9,045,172

Construction Materials — 0.3%
CRH PLC	19,172	1,437,516
Heidelberg Materials AG (Germany)	15,130	1,564,051
Martin Marietta Materials, Inc.	4,490	2,432,682
Summit Materials, Inc. (Class A Stock)*	17,230	630,790
Taiheiyo Cement Corp. (Japan)	90,200	2,269,301

		8,334,340

Consumer Finance — 0.5%
Aiful Corp. (Japan)	397,600	945,044
Ally Financial, Inc.	12,734	505,158
American Express Co.	48,150	11,149,133
CreditAccess Grameen Ltd. (India)*	27,385	433,913
LendingTree, Inc.*	2,544	105,805
OneMain Holdings, Inc.(a)	13,121	636,237
PROG Holdings, Inc.	3,638	126,166
SLM Corp.	25,531	530,789

		14,432,245

Consumer Staples Distribution & Retail — 1.2%
BJ’s Wholesale Club Holdings, Inc.*	8,540	750,154
Casey’s General Stores, Inc.	1,701	649,034
Costco Wholesale Corp.	2,488	2,114,775
Dollar General Corp.	34,797	4,601,207
Dollar Tree, Inc.*	28,672	3,061,310
JD Health International, Inc. (China), 144A*	149,100	404,292
Jeronimo Martins SGPS SA (Portugal)	94,625	1,849,349
MatsukiyoCocokara & Co. (Japan)	87,700	1,259,406
Performance Food Group Co.*	5,364	354,614
PriceSmart, Inc.	3,115	252,938
Raia Drogasil SA (Brazil)	185,614	854,672
Redcare Pharmacy NV (Netherlands), 144A*	8,921	1,088,221
Seven & i Holdings Co. Ltd. (Japan)	428,300	5,233,899

	Shares	Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Sprouts Farmers Market, Inc.*(a)	4,895	$409,516
Target Corp.	13,302	1,969,228
Walmart, Inc.	176,038	11,919,533

		36,772,148

Containers & Packaging — 0.4%
Amcor PLC, CDI	106,386	1,053,424
Avery Dennison Corp.	13,851	3,028,521
Ball Corp.	14,429	866,028
Crown Holdings, Inc.	3,959	294,510
Graphic Packaging Holding Co.(a)	18,589	487,218
International Paper Co.(a)	112,484	4,853,685
Klabin SA (Brazil), UTS	196,641	753,836
O-I Glass, Inc.*	22,002	244,882
Rengo Co. Ltd. (Japan)	55,300	358,837

		11,940,941

Diversified Consumer Services — 0.2%
Auction Technology Group PLC (United Kingdom)*	73,431	464,004
Bright Horizons Family Solutions, Inc.*(a)	5,750	632,960
Duolingo, Inc.*(a)	2,173	453,440
Frontdoor, Inc.*	3,743	126,476
Pearson PLC (United Kingdom)	100,859	1,259,445
Service Corp. International	15,426	1,097,251
Strategic Education, Inc.	4,078	451,272

		4,484,848

Diversified REITs — 0.0%
WP Carey, Inc	8,129	447,502

Diversified Telecommunication Services — 0.6%
ATN International, Inc.	3,487	79,504
BT Group PLC (United Kingdom)	903,025	1,600,931
Deutsche Telekom AG (Germany)	312,030	7,843,030
GCI Liberty, Inc. (Class A Stock)*^	5,713	—
Helios Towers PLC (Tanzania)*	340,431	495,366
Iridium Communications, Inc.	8,801	234,283
KT Corp. (South Korea), ADR	107,568	1,470,454
Liberty Global Ltd. (Belgium) (Class C Stock)*(a)	9,673	172,663
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	20,887	200,933
Nippon Telegraph & Telephone Corp. (Japan)	2,928,500	2,769,200
Sarana Menara Nusantara Tbk PT (Indonesia)	14,220,600	637,415
Telkom Indonesia Persero Tbk PT (Indonesia)	8,007,600	1,521,341

		17,025,120

Electric Utilities — 0.6%
Constellation Energy Corp.	22,578	4,521,696
Enel SpA (Italy)	468,316	3,249,548
IDACORP, Inc.	5,144	479,163
NextEra Energy, Inc.	50,123	3,549,210
OGE Energy Corp.	10,066	359,356
SSE PLC (United Kingdom)	72,575	1,639,004

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	63,870	$3,411,297

		17,209,274

Electrical Equipment — 1.0%
AMETEK, Inc.	32,255	5,377,231
Atkore, Inc.	3,383	456,468
EnerSys	2,150	222,568
GE Vernova, Inc.*	24,026	4,120,699
Hongfa Technology Co. Ltd. (China) (Class A Stock)	103,540	391,905
Idec Corp. (Japan)(a)	21,700	400,449
Mitsubishi Electric Corp. (Japan)	126,600	2,028,780
NARI Technology Co. Ltd. (China) (Class A Stock)	469,603	1,602,151
Plug Power, Inc.*(a)	40,451	94,251
Polycab India Ltd. (India)	8,768	708,046
Rockwell Automation, Inc.(a)	25,559	7,035,882
Schneider Electric SE	13,087	3,137,552
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	119,700	422,336
Shoals Technologies Group, Inc. (Class A Stock)*	23,158	144,506
Signify NV, 144A	40,687	1,010,483
Sunrun, Inc.*(a)	13,353	158,367
Thermon Group Holdings, Inc.*	9,896	304,401
Vertiv Holdings Co. (Class A Stock)	15,382	1,331,620
Warom Technology, Inc. Co. (China) (Class A Stock)	119,800	362,568
WEG SA (Brazil)	71,712	540,588
Xuji Electric Co. Ltd. (China) (Class A Stock)	112,100	527,985

		30,378,836

Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp. (Class A Stock)	126,736	8,538,204
Avnet, Inc.	4,703	242,157
Badger Meter, Inc.	2,054	382,763
Belden, Inc.	6,137	575,651
Cognex Corp.	14,494	677,739
Coherent Corp.*	6,375	461,932
Daiwabo Holdings Co. Ltd. (Japan)	24,500	440,048
Dexerials Corp. (Japan)	6,000	280,177
Hexagon AB (Sweden) (Class B Stock) .	140,822	1,595,686
Horiba Ltd. (Japan)	10,300	835,458
Itron, Inc.*	3,195	316,177
Keyence Corp. (Japan)	5,800	2,538,534
Keysight Technologies, Inc.*	33,869	4,631,586
Kingboard Laminates Holdings Ltd. (Hong Kong)	329,000	354,238
Littelfuse, Inc.	1,712	437,570
Murata Manufacturing Co. Ltd. (Japan) .	114,100	2,362,826
Nippon Ceramic Co. Ltd. (Japan)	10,900	172,773
Novanta, Inc.*(a)	3,971	647,710
Renishaw PLC (United Kingdom)	8,739	406,547
Sensirion Holding AG (Switzerland), 144A*	2,695	233,064
Shimadzu Corp. (Japan)	42,800	1,072,739
TE Connectivity Ltd.	62,670	9,427,448
Wasion Holdings Ltd. (Hong Kong)	158,000	138,376

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
WUS Printed Circuit Kunshan Co. Ltd. (China) (Class A Stock)	63,200	$313,837

		37,083,240

Energy Equipment & Services — 0.9%
Atlas Energy Solutions, Inc.(a)	10,460	208,468
China Oilfield Services Ltd. (China) (Class A Stock)	215,657	507,468
CNOOC Energy Technology & Services Ltd. (China) (Class A Stock)	746,700	420,934
Expro Group Holdings NV*	24,139	553,266
Halliburton Co.	222,665	7,521,624
Modec, Inc. (Japan)	21,100	381,455
Noble Corp. PLC(a)	9,078	405,333
Schlumberger NV	243,779	11,501,493
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	8,939	361,201
Seadrill Ltd. (Norway)*	26,223	1,350,484
Subsea 7 SA (United Kingdom)	41,381	776,564
TechnipFMC PLC (United Kingdom)	34,817	910,465
TGS ASA (Norway)	87,679	1,051,672
Tidewater, Inc.*	6,145	585,065
Weatherford International PLC*	5,283	646,903
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	152,700	732,373

		27,914,768

Entertainment — 0.6%
Endeavor Group Holdings, Inc. (Class A Stock)	15,837	428,074
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	3,689	236,944
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	6,355	456,543
Netflix, Inc.*	14,115	9,525,931
ROBLOX Corp. (Class A Stock)*	15,366	571,769
Sea Ltd. (Singapore), ADR*	48,311	3,450,372
Sphere Entertainment Co.*	7,751	271,750
Spotify Technology SA*	3,765	1,181,419
TKO Group Holdings, Inc.	2,324	250,969
Ubisoft Entertainment SA (France)*	58,942	1,289,840
Warner Music Group Corp. (Class A Stock)(a)	6,134	188,007

		17,851,618

Financial Services — 2.8%
Adyen NV (Netherlands), 144A*	1,451	1,723,318
Apollo Global Management, Inc.	27,305	3,223,901
Banca Mediolanum SpA (Italy)	143,674	1,583,254
Berkshire Hathaway, Inc. (Class B Stock)*	41,424	16,851,283
BFF Bank SpA (Italy), 144A	38,575	366,086
Block, Inc.*	13,796	889,704
Corebridge Financial, Inc.	92,439	2,691,824
Corpay, Inc.*	6,768	1,803,063
Edenred SE (France)	8,820	374,072
eGuarantee, Inc. (Japan)	12,200	110,397
Equitable Holdings, Inc.	21,880	894,017

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
Fiserv, Inc.*	74,918	$11,165,779
Global Payments, Inc.	14,195	1,372,656
Hypoport SE (Germany)*	1,912	612,213
Jackson Financial, Inc. (Class A Stock)(a)	3,694	274,316
Mastercard, Inc. (Class A Stock)	19,037	8,398,363
Mr. Cooper Group, Inc.*	3,589	291,534
ORIX Corp. (Japan)	106,100	2,351,588
Payoneer Global, Inc.*	67,086	371,656
Syncona Ltd.*	150,156	206,059
TFS Financial Corp.	13,426	169,436
Toast, Inc. (Class A Stock)*(a)	20,814	536,377
Tokyo Century Corp. (Japan)	34,300	322,500
Visa, Inc. (Class A Stock)	93,333	24,497,113
Voya Financial, Inc.	7,551	537,254
Western Union Co. (The)	33,143	405,007

		82,022,770

Food Products — 0.5%
Calbee, Inc. (Japan)	81,000	1,557,588
Cal-Maine Foods, Inc.	2,958	180,763
Darling Ingredients, Inc.*	4,588	168,609
Flowers Foods, Inc.	27,370	607,614
Maple Leaf Foods, Inc. (Canada)	21,585	361,630
Mondelez International, Inc. (Class A Stock)	81,381	5,325,573
Nestle SA	42,719	4,360,512
Post Holdings, Inc.*	3,839	399,870
Simply Good Foods Co. (The)*	6,157	222,452
Yankershop Food Co. Ltd. (China) (Class A Stock)	59,640	349,363

		13,533,974

Gas Utilities — 0.2%
Atmos Energy Corp.	30,189	3,521,547
China Resources Gas Group Ltd. (China)	184,600	646,281
National Fuel Gas Co.(a)	6,074	329,150
Southwest Gas Holdings, Inc.(a)	3,400	239,292
UGI Corp.	8,907	203,970

		4,940,240

Ground Transportation — 1.3%
Canadian National Railway Co. (Canada)	29,822	3,522,873
Canadian Pacific Kansas City Ltd. (Canada)	27,570	2,170,586
CSX Corp.	306,800	10,262,460
J.B. Hunt Transport Services, Inc.	3,965	634,400
Landstar System, Inc.	2,737	504,922
Lyft, Inc. (Class A Stock)*	14,529	204,859
Norfolk Southern Corp.	14,246	3,058,474
Old Dominion Freight Line, Inc.	31,491	5,561,310
RXO, Inc.*	5,157	134,855
Saia, Inc.*	1,792	849,928
Uber Technologies, Inc.*	40,498	2,943,395
Union Pacific Corp.	37,213	8,419,813

	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (cont’d.)
XPO, Inc.*	3,839	$407,510

		38,675,385

Health Care Equipment & Supplies — 1.6%
Alcon, Inc. (Switzerland)	32,965	2,930,322
Becton, Dickinson & Co.	16,590	3,877,249
Cochlear Ltd. (Australia)	1,626	358,923
Coloplast A/S (Denmark) (Class B Stock)	2,158	259,420
DENTSPLY SIRONA, Inc.	11,381	283,501
DiaSorin SpA (Italy)	17,583	1,749,154
Edwards Lifesciences Corp.*	14,730	1,360,610
Eiken Chemical Co. Ltd. (Japan)	20,700	289,457
Enovis Corp.*(a)	8,157	368,696
Envista Holdings Corp.*	11,047	183,712
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	21,109	386,363
GE HealthCare Technologies, Inc.	48,830	3,804,834
Haemonetics Corp.*	2,963	245,129
Hologic, Inc.*	20,712	1,537,866
IDEXX Laboratories, Inc.*	237	115,466
Inspire Medical Systems, Inc.*(a)	1,244	166,485
Intuitive Surgical, Inc.*	13,702	6,095,335
iRhythm Technologies, Inc.*(a)	1,477	158,984
Koninklijke Philips NV (Netherlands)*	126,779	3,188,306
Lantheus Holdings, Inc.*	6,616	531,199
Nakanishi, Inc. (Japan)	18,700	296,065
Nevro Corp.*	5,284	44,491
Nipro Corp. (Japan)	72,400	569,233
Novocure Ltd.*	12,261	210,031
Olympus Corp. (Japan)	205,400	3,315,634
Penumbra, Inc.*(a)	3,657	658,150
PROCEPT BioRobotics Corp.*(a)	9,447	577,117
QuidelOrtho Corp.*	2,653	88,133
Shandong Pharmaceutical Glass Co. Ltd. (China) (Class A Stock)	325,500	1,129,100
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	519,200	246,812
Siemens Healthineers AG (Germany), 144A	30,931	1,781,287
Smith & Nephew PLC (United Kingdom)	169,564	2,101,291
Sonova Holding AG (Switzerland)	2,390	736,279
Stryker Corp.	18,082	6,152,401

		45,797,035

Health Care Providers & Services — 2.9%
Amplifon SpA (Italy)	45,962	1,634,405
Astrana Health, Inc.*(a)	3,776	153,155
Cencora, Inc.	41,932	9,447,280
Chemed Corp.	461	250,129
Cigna Group (The)	17,225	5,694,068
dentalcorp Holdings Ltd. (Canada)*	39,972	240,758
Elevance Health, Inc.	39,019	21,142,835
Encompass Health Corp.	4,145	355,600
Ensign Group, Inc. (The)	1,930	238,722
Fresenius SE & Co. KGaA (Germany)*	40,698	1,215,824
Guardant Health, Inc.*	3,777	109,080

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
HCA Healthcare, Inc.	10,171	$3,267,739
Humana, Inc.	3,314	1,238,276
McKesson Corp.	11,214	6,549,425
Molina Healthcare, Inc.*	3,138	932,927
Option Care Health, Inc.*	8,689	240,685
Pennant Group, Inc. (The)*	8,969	207,991
Progyny, Inc.*(a)	6,488	185,622
Select Medical Holdings Corp.	19,806	694,398
Tenet Healthcare Corp.*	40,890	5,439,597
UnitedHealth Group, Inc.	49,570	25,244,018

		84,482,534

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	7,977	933,070
Healthcare Realty Trust, Inc.(a)	83,924	1,383,068
Omega Healthcare Investors, Inc.	3,845	131,691
Ventas, Inc.	41,808	2,143,078
Welltower, Inc.	46,760	4,874,730

		9,465,637

Health Care Technology — 0.1%
Phreesia, Inc.*	13,253	280,964
Simulations Plus, Inc.(a)	3,271	159,036
Veeva Systems, Inc. (Class A Stock)*	5,586	1,022,294

		1,462,294

Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	97,470	1,417,214
Host Hotels & Resorts, Inc.	15,414	277,143
Pebblebrook Hotel Trust(a)	71,245	979,619

		2,673,976

Hotels, Restaurants & Leisure — 1.7%
Amadeus IT Group SA (Spain)	50,869	3,385,048
Aramark	11,063	376,363
Arcos Dorados Holdings, Inc. (Brazil) (Class A Stock)	30,171	271,539
Atour Lifestyle Holdings Ltd. (China), ADR	9,474	173,848
Bloomin’ Brands, Inc.	11,205	215,472
Booking Holdings, Inc.	1,293	5,122,220
Brinker International, Inc.*	3,815	276,168
Cava Group, Inc.*	12,087	1,121,069
Chipotle Mexican Grill, Inc.*(a)	69,700	4,366,705
DoorDash, Inc. (Class A Stock)*	18,582	2,021,350
DraftKings, Inc. (Class A Stock)*	22,726	867,452
Galaxy Entertainment Group Ltd. (Macau)	258,000	1,200,714
H World Group Ltd. (China)	183,400	610,088
Hilton Worldwide Holdings, Inc.	34,815	7,596,633
Las Vegas Sands Corp.	22,174	981,200
Marriott International, Inc. (Class A Stock)	13,154	3,180,243
Marriott Vacations Worldwide Corp.	2,616	228,429
McDonald’s Corp.	31,162	7,941,324
Norwegian Cruise Line Holdings Ltd.*	68,799	1,292,733
Planet Fitness, Inc. (Class A Stock)*(a)	25,641	1,886,921
Round One Corp. (Japan)	48,200	247,888

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Sapphire Foods India Ltd. (India)*	18,181	$341,624
Travel + Leisure Co.	6,856	308,383
Vail Resorts, Inc.(a)	1,123	202,286
Wendy’s Co. (The)(a)	12,916	219,055
Wingstop, Inc.	2,136	902,802
Yum China Holdings, Inc. (China)	25,561	788,301
Yum! Brands, Inc.(a)	15,131	2,004,252
Zomato Ltd. (India)*	374,172	897,927

		49,028,037

Household Durables — 0.3%
Cairn Homes PLC (Ireland)	420,053	716,475
Cavco Industries, Inc.*	1,708	591,258
Century Communities, Inc.	4,906	400,624
Dixon Technologies India Ltd. (India)	4,032	578,266
Green Brick Partners, Inc.*	3,581	204,976
Haier Smart Home Co. Ltd. (China) (Class H Stock)	159,600	531,922
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	114,110	503,890
KB Home(a)	4,068	285,492
Open House Group Co. Ltd. (Japan)	13,000	399,426
Persimmon PLC (United Kingdom)	22,692	385,067
Skyline Champion Corp.*	5,154	349,184
Sony Group Corp. (Japan)	31,200	2,658,901
Taylor Wimpey PLC (United Kingdom)	649,487	1,163,052
Tempur Sealy International, Inc.	7,697	364,376
TopBuild Corp.*(a)	654	251,967

		9,384,876

Household Products — 0.9%
Colgate-Palmolive Co.	128,301	12,450,329
Essity AB (Sweden) (Class B Stock)	130,066	3,325,115
Procter & Gamble Co. (The)	68,282	11,261,067
WD-40 Co.(a)	947	207,999

		27,244,510

Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. (Class C Stock)(a)	5,802	143,251
Electric Power Development Co. Ltd. (Japan)	27,300	426,817
NTPC Ltd. (India)	894,327	4,055,579

		4,625,647

Industrial Conglomerates — 1.1%
CK Hutchison Holdings Ltd. (United Kingdom)	220,000	1,049,417
Fosun International Ltd. (China)	765,500	410,873
Hikari Tsushin, Inc. (Japan)	12,700	2,378,973
Hitachi Ltd. (Japan)	232,700	5,239,549
Honeywell International, Inc.	37,031	7,907,600
Siemens AG (Germany)	59,976	11,163,059
SM Investments Corp. (Philippines)	119,310	1,687,893
Smiths Group PLC (United Kingdom)	65,371	1,406,563

		31,243,927

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial REITs — 0.7%
EastGroup Properties, Inc.	19,620	$3,337,362
Prologis, Inc.	79,317	8,908,092
Rexford Industrial Realty, Inc.(a)	141,866	6,325,805
Terreno Realty Corp.(a)	56,521	3,344,913

		21,916,172

Insurance — 2.8%
AIA Group Ltd. (Hong Kong)	859,400	5,814,485
Allianz SE (Germany)	9,682	2,688,990
Allstate Corp. (The)	28,036	4,476,228
Aon PLC (Class A Stock)	4,019	1,179,898
ASR Nederland NV (Netherlands)	24,704	1,176,124
AXA SA (France)	143,911	4,716,140
Axis Capital Holdings Ltd.	6,694	472,931
Chubb Ltd.	55,503	14,157,705
CNO Financial Group, Inc.	13,861	384,227
Coface SA (France)	22,239	309,604
Definity Financial Corp. (Canada)	79,515	2,614,367
Fidelity National Financial, Inc.(a)	7,301	360,816
First American Financial Corp.	4,324	233,280
Hanover Insurance Group, Inc. (The)	5,269	660,943
Hartford Financial Services Group, Inc. (The)	24,592	2,472,480
Hiscox Ltd. (United Kingdom)	127,789	1,854,879
Kemper Corp.	7,925	470,190
Mandatum OYJ (Finland)	15,512	69,274
Markel Group, Inc.*	245	386,037
Marsh & McLennan Cos., Inc.	50,821	10,709,001
MetLife, Inc.	78,251	5,492,438
Old Republic International Corp.	13,368	413,071
Palomar Holdings, Inc.*	5,467	443,647
Progressive Corp. (The)	28,739	5,969,378
Prudential PLC (Hong Kong)	242,213	2,196,150
Reinsurance Group of America, Inc.	2,693	552,792
RenaissanceRe Holdings Ltd. (Bermuda)	4,171	932,260
Sampo OYJ (Finland) (Class A Stock)	44,746	1,929,638
Selective Insurance Group, Inc.(a)	4,506	422,798
Sompo Holdings, Inc. (Japan)	108,700	2,328,756
Sun Life Financial, Inc. (Canada)	35,798	1,755,294
Travelers Cos., Inc. (The)	20,742	4,217,678

		81,861,499

Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)	23,727	4,321,873
Alphabet, Inc. (Class C Stock)	139,575	25,600,846
Baidu, Inc. (China), ADR*(a)	10,472	905,619
Baltic Classifieds Group PLC (United Kingdom)	153,067	461,052
IAC, Inc.*	3,329	155,964
Info Edge India Ltd. (India)	6,066	493,133
Kanzhun Ltd. (China), ADR(a)	89,163	1,677,156
LY Corp. (Japan)	375,600	906,950
Meta Platforms, Inc. (Class A Stock)	46,804	23,599,513
NAVER Corp. (South Korea)	7,591	913,453
Pinterest, Inc. (Class A Stock)*	25,053	1,104,086
Scout24 SE (Germany), 144A	5,625	429,771
Snap, Inc. (Class A Stock)*	22,632	375,918
Tencent Holdings Ltd. (China)	48,200	2,286,624

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
ZoomInfo Technologies, Inc.*	11,263	$143,828

		63,375,786

IT Services — 0.8%
Accenture PLC (Class A Stock)	17,265	5,238,374
Adesso SE (Germany)(a)	2,354	211,389
Capgemini SE (France)	12,278	2,438,872
CI&T, Inc. (Brazil) (Class A Stock)*(a)	43,457	225,976
Cloudflare, Inc. (Class A Stock)*	8,685	719,379
FPT Corp. (Vietnam)	211,747	1,083,747
Fujitsu Ltd. (Japan)	107,500	1,685,975
Keywords Studios PLC (Ireland)	62,707	1,828,446
MongoDB, Inc.*	7,489	1,871,950
Nagarro SE (Germany)*	3,341	271,302
Okta, Inc.*	4,901	458,783
Shopify, Inc. (Canada) (Class A Stock) (NYSE)*	60,199	3,976,144
Shopify, Inc. (Canada) (Class A Stock) (XTSE)*	9,767	645,469
Snowflake, Inc. (Class A Stock)*	13,247	1,789,537
Twilio, Inc. (Class A Stock)*	4,936	280,414

		22,725,757

Leisure Products — 0.1%
Beneteau SACA (France)	23,826	248,205
BRP, Inc.	27,323	1,750,565
Brunswick Corp.	4,149	301,923
Mattel, Inc.*(a)	19,471	316,598
Peloton Interactive, Inc. (Class A Stock)*(a)	23,903	80,792
Sega Sammy Holdings, Inc. (Japan)	84,600	1,256,928
Spin Master Corp. (Canada), 144A	16,344	336,784

		4,291,795

Life Sciences Tools & Services — 1.4%
10X Genomics, Inc. (Class A Stock)*	9,246	179,835
Agilent Technologies, Inc.	17,557	2,275,914
Avantor, Inc.*	20,236	429,003
CryoPort, Inc.*	9,200	63,572
Danaher Corp.	40,760	10,183,886
Eurofins Scientific SE (Luxembourg)	12,283	614,997
Evotec SE (Germany)*	111,126	1,065,257
ICON PLC*	6,138	1,924,079
Illumina, Inc.*	4,877	509,061
Olink Holding AB (Sweden), ADR*	14,388	366,606
Oxford Nanopore Technologies PLC (United Kingdom)*	90,583	108,040
Repligen Corp.*(a)	6,648	838,047
Revvity, Inc.(a)	32,828	3,442,344
Sartorius Stedim Biotech (France)	10,389	1,716,901
Schott Pharma AG & Co. KGaA (Germany)	52,884	1,736,155
SKAN Group AG (Switzerland)	2,191	194,095
Tecan Group AG (Switzerland)	1,204	403,120
Thermo Fisher Scientific, Inc.	28,084	15,530,452

		41,581,364

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery — 1.7%
Aalberts NV (Netherlands)	9,913	$401,405
Aida Engineering Ltd. (Japan)	17,800	100,941
Alamo Group, Inc.	2,241	387,693
Alstom SA (France)	66,273	1,117,682
Atmus Filtration Technologies, Inc.*	14,877	428,160
ATS Corp. (Canada)*	11,745	380,067
Craftsman Automation Ltd. (India)	1,277	84,804
Cummins, Inc.	22,531	6,239,510
Daimler Truck Holding AG (Germany)	42,698	1,702,930
Deere & Co.	9,558	3,571,156
Douglas Dynamics, Inc.	9,249	216,427
Dover Corp.	17,870	3,224,642
Enerpac Tool Group Corp.	10,924	417,078
Esab Corp.	6,723	634,853
Fluidra SA (Spain)	21,753	453,523
Graco, Inc.	1,686	133,666
GVS SpA (Italy), 144A*	49,200	347,436
IDEX Corp.	12,241	2,462,889
IHI Corp. (Japan)	25,700	770,636
Illinois Tool Works, Inc.	5,499	1,303,043
Impro Precision Industries Ltd., 144A	895,000	239,249
Interpump Group SpA (Italy)	5,801	257,374
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	33,700	214,894
Kadant, Inc.	486	142,777
KION Group AG (Germany)	21,161	883,967
Lincoln Electric Holdings, Inc.	2,308	435,381
Manitowoc Co., Inc. (The)*	15,908	183,419
METAWATER Co. Ltd. (Japan)	29,500	359,226
Middleby Corp. (The)*	4,112	504,172
MINEBEA MITSUMI, Inc. (Japan)	41,800	861,115
Miura Co. Ltd. (Japan)	34,500	699,877
Mueller Water Products, Inc. (Class A Stock)	34,033	609,871
Obara Group, Inc. (Japan)	29,500	766,492
Omega Flex, Inc.	2,711	139,020
Otis Worldwide Corp.	17,716	1,705,342
Proto Labs, Inc.*	6,485	200,322
RBC Bearings, Inc.*(a)	2,660	717,615
Rotork PLC (United Kingdom)	234,731	998,218
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	205,300	1,440,971
SMC Corp. (Japan)	600	285,874
Spirax Group PLC (United Kingdom)	6,046	648,007
Stanley Black & Decker, Inc.	16,747	1,337,918
Takeuchi Manufacturing Co. Ltd. (Japan)	9,300	326,096
Timken Co. (The)	4,651	372,685
Toro Co. (The)(a)	21,340	1,995,503
Trelleborg AB (Sweden) (Class B Stock)	11,780	458,433
Trinity Industries, Inc.	7,520	224,998
Troax Group AB (Sweden)	5,675	126,559
Valmet OYJ (Finland)	15,898	454,989
Wabash National Corp.(a)	8,802	192,236
Weir Group PLC (The) (United Kingdom)	24,110	602,981
Westinghouse Air Brake Technologies Corp.	41,992	6,636,836

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,016,400	$1,839,757
Zhejiang Dingli Machinery Co. Ltd. (China) (Class A Stock)	26,100	215,527

		51,456,242

Media — 0.4%
Ascential PLC (United Kingdom)	287,969	1,244,840
Comcast Corp. (Class A Stock)	72,218	2,828,057
Ibotta, Inc. (Class A Stock)*(a)	2,568	193,011
Informa PLC (United Kingdom)	152,700	1,647,930
Liberty Broadband Corp. (Class C Stock)*	937	51,366
Nexstar Media Group, Inc.	3,742	621,209
oOh!media Ltd. (Australia)	294,023	265,045
Scholastic Corp.	3,465	122,904
Trade Desk, Inc. (The) (Class A Stock)*	14,120	1,379,100
WPP PLC (United Kingdom)	219,435	2,009,296
YouGov PLC (United Kingdom)	90,263	462,658

		10,825,416

Metals & Mining — 1.0%
Adriatic Metals PLC (Bosnia and Herzegowina), CDI*	198,914	519,396
Alpha Metallurgical Resources, Inc.	1,202	337,197
Alphamin Resources Corp. (Canada)	346,613	268,565
ArcelorMittal SA (Luxembourg)	55,212	1,264,866
Aya Gold & Silver, Inc. (Canada)*(a)	57,680	572,563
BHP Group Ltd. (Australia) (ASE)	62,068	1,774,025
BHP Group Ltd. (Australia) (CBOE)	73,263	2,087,971
Boliden AB (Sweden)	37,230	1,197,348
Cleveland-Cliffs, Inc.*(a)	13,717	211,105
Compass Minerals International, Inc.	3,612	37,312
Eramet SA (France)	4,486	454,224
ERO Copper Corp. (Brazil)*	104,242	2,228,015
Filo Corp. (Canada)*	28,600	524,314
Franco-Nevada Corp. (Canada)(a)	16,152	1,914,335
Freeport-McMoRan, Inc.	69,330	3,369,438
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	108,800	587,026
Hoa Phat Group JSC (Vietnam)*	515,790	572,091
Ivanhoe Electric, Inc.*(a)	18,875	177,048
MP Materials Corp.*(a)	15,076	191,917
Nippon Steel Corp. (Japan)	56,800	1,204,071
Pilbara Minerals Ltd. (Australia)	158,891	323,310
Reliance, Inc.	3,396	969,898
Royal Gold, Inc.(a)	4,264	533,682
South32 Ltd. (Australia)	761,391	1,847,209
Southern Copper Corp. (Mexico)(a)	17,990	1,938,243
Sumitomo Metal Mining Co. Ltd. (Japan)	25,000	759,586
Warrior Met Coal, Inc.	12,343	774,770
Wesdome Gold Mines Ltd. (Canada)*	71,773	578,150
Wheaton Precious Metals Corp. (Brazil)	39,771	2,084,796
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	257,200	474,531

		29,777,002

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc.(a)	13,084	$128,092
Granite Point Mortgage Trust, Inc.	44,722	132,824
Orchid Island Capital, Inc.(a)	23,349	194,731
Ready Capital Corp.(a)	14,599	119,420
Rithm Capital Corp.	40,126	437,775
Two Harbors Investment Corp.	13,309	175,812

		1,188,654

Multi-Utilities — 0.4%
Ameren Corp.	81,981	5,829,669
Black Hills Corp.	1,872	101,799
CMS Energy Corp.	36,324	2,162,368
Engie SA (France)	147,814	2,116,748
National Grid PLC (United Kingdom)	214,583	2,396,064
Northwestern Energy Group, Inc.	7,938	397,535

		13,004,183

Office REITs — 0.1%
Douglas Emmett, Inc.(a)	74,135	986,737
Great Portland Estates PLC (United Kingdom)	165,729	701,979
Kilroy Realty Corp.	46,855	1,460,470
SL Green Realty Corp.(a)	10,118	573,083

		3,722,269

Oil, Gas & Consumable Fuels — 3.1%
BP PLC	749,266	4,511,163
Cenovus Energy, Inc. (Canada)	151,395	2,975,777
Centrus Energy Corp. (Class A Stock)*	3,263	139,493
Cheniere Energy, Inc.	7,109	1,242,866
Chesapeake Energy Corp.(a)	9,951	817,873
Chevron Corp.	23,145	3,620,341
ConocoPhillips	102,814	11,759,865
COSCO SHIPPING Energy Transportation Co. Ltd. (China) (Class H Stock)	186,000	241,288
Diamondback Energy, Inc.	19,259	3,855,459
EOG Resources, Inc.	20,113	2,531,623
EQT Corp.(a)	211,239	7,811,618
Equinor ASA (Norway), ADR	62,507	1,785,200
Exxon Mobil Corp.	114,988	13,237,419
Frontline PLC (Norway)	12,433	325,162
Galp Energia SGPS SA (Portugal)	276,713	5,844,423
Gazprom PJSC (Russia)*^	321,836	—
Hess Corp.	4,823	711,489
Kinder Morgan, Inc.	59,413	1,180,536
Kosmos Energy Ltd. (Ghana)*	175,873	974,336
Magnolia Oil & Gas Corp. (Class A Stock)(a)	12,387	313,887
Matador Resources Co.	6,065	361,474
NuVista Energy Ltd. (Canada)*	50,761	527,628
OMV AG (Austria)	33,938	1,475,192
PBF Energy, Inc. (Class A Stock)	4,532	208,563
Permian Resources Corp.	117,002	1,889,582
Range Resources Corp.	193,824	6,498,919
Reliance Industries Ltd. (India)	41,551	1,557,607
SM Energy Co.(a)	8,999	389,027

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Southwestern Energy Co.*	266,842	$1,795,847
Suncor Energy, Inc. (Canada)	99,751	3,802,503
Texas Pacific Land Corp.(a)	544	399,443
TotalEnergies SE (France)	99,215	6,642,818
Williams Cos., Inc. (The)	77,235	3,282,488

		92,710,909

Paper & Forest Products — 0.0%
Clearwater Paper Corp.*	1,907	92,433
Louisiana-Pacific Corp.	6,131	504,765

		597,198

Passenger Airlines — 0.0%
Allegiant Travel Co.	2,808	141,046
Exchange Income Corp. (Canada)(a)	13,247	437,871
InterGlobe Aviation Ltd. (India), 144A*	7,069	358,232
Spirit Airlines, Inc.(a)	5,423	19,848

		956,997

Personal Care Products — 0.8%
elf Beauty, Inc.*(a)	3,141	661,871
Jamieson Wellness, Inc. (Canada), 144A	18,334	388,779
Kao Corp. (Japan)	43,100	1,744,989
Kenvue, Inc.	796,515	14,480,643
Medifast, Inc.(a)	2,416	52,717
Unilever PLC (United Kingdom) (XLON)	83,998	4,610,428
Unilever PLC (United Kingdom) (XAMS)	37,425	2,052,995

		23,992,422

Pharmaceuticals — 3.9%
Arvinas, Inc.*	17,382	462,709
Astellas Pharma, Inc. (Japan)	116,400	1,148,373
AstraZeneca PLC (United Kingdom), ADR	345,714	26,962,235
Bayer AG (Germany)	42,958	1,210,901
Bristol-Myers Squibb Co.	25,144	1,044,230
Camurus AB (Sweden)*	6,855	388,204
Chugai Pharmaceutical Co. Ltd. (Japan)	79,400	2,827,303
Daiichi Sankyo Co. Ltd. (Japan)	70,500	2,450,139
Elanco Animal Health, Inc.*	42,806	617,691
Eli Lilly & Co.	26,289	23,801,535
EyePoint Pharmaceuticals, Inc.*	9,229	80,292
GSK PLC, ADR(a)	79,429	3,058,016
Humanwell Healthcare Group Co. Ltd. (China) (Class A Stock)	88,500	207,901
Johnson & Johnson	88,385	12,918,352
Laboratorios Farmaceuticos Rovi SA (Spain)	16,284	1,525,096
Merck & Co., Inc.	39,903	4,939,991
Merck KGaA (Germany)	6,095	1,007,963
Novartis AG (Switzerland)	26,462	2,817,453
Novo Nordisk A/S (Denmark), ADR	46,478	6,634,270
Otsuka Holdings Co. Ltd. (Japan)	29,000	1,225,156
Pacira BioSciences, Inc.*	6,509	186,222

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Pliant Therapeutics, Inc.*	10,841	$116,541
Roche Holding AG	16,869	4,673,705
Royalty Pharma PLC (Class A Stock)	17,625	464,771
Sandoz Group AG (Switzerland)	50,044	1,813,997
Sanofi SA	53,928	5,200,983
Supernus Pharmaceuticals, Inc.*	10,856	290,398
Takeda Pharmaceutical Co. Ltd. (Japan)	44,000	1,141,283
Torrent Pharmaceuticals Ltd. (India)	8,300	277,571
Virbac SACA (France)	1,427	500,495
Zoetis, Inc.	20,133	3,490,257

		113,484,033

Professional Services — 0.9%
ALS Ltd. (Australia)	25,892	241,145
Automatic Data Processing, Inc.	7,731	1,845,312
Booz Allen Hamilton Holding Corp.	14,838	2,283,568
Broadridge Financial Solutions, Inc.(a)	20,436	4,025,892
CBIZ, Inc.*	3,362	249,124
Computer Age Management Services Ltd. (India)	1,740	75,268
CSG Systems International, Inc.	1,884	77,564
Dayforce, Inc.*(a)	13,675	678,280
Equifax, Inc.	5,155	1,249,881
Experian PLC	41,157	1,912,022
FTI Consulting, Inc.*	12,713	2,740,033
HeadHunter Group PLC (Russia), ADR*(a)^	7,400	1
Korn Ferry	2,862	192,155
ManpowerGroup, Inc.	2,386	166,543
Paylocity Holding Corp.*	4,150	547,178
Persol Holdings Co. Ltd. (Japan)	2,114,500	2,929,943
Recruit Holdings Co. Ltd. (Japan)	57,200	3,077,770
SS&C Technologies Holdings, Inc.	12,683	794,844
TeamLease Services Ltd. (India)*	8,693	307,788
TransUnion	22,496	1,668,303
TRYT, Inc. (Japan)*	81,000	212,846
Upwork, Inc.*	34,863	374,777
Verra Mobility Corp.*	21,327	580,094

		26,230,331

Real Estate Management & Development — 0.5%
Aedas Homes SA (Spain), 144A	20,679	470,313
CBRE Group, Inc. (Class A Stock)*	6,676	594,898
China Resources Mixc Lifestyle Services Ltd. (China), 144A	358,000	1,184,755
Corp Inmobiliaria Vesta SAB de CV (Mexico)	137,016	410,711
Corp. Inmobiliaria Vesta SAB de CV (Mexico), ADR	2,644	79,293
DigitalBridge Group, Inc.	7,610	104,257
Greentown Service Group Co. Ltd. (China)	62,000	26,599
Hongkong Land Holdings Ltd. (Hong Kong)	229,200	738,433
Jones Lang LaSalle, Inc.*	2,461	505,194
KE Holdings, Inc. (China), ADR(a)	165,100	2,336,165
Mitsubishi Estate Co. Ltd. (Japan)	130,400	2,052,942
Mitsui Fudosan Co. Ltd. (Japan)	405,600	3,733,109

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Multiplan Empreendimentos Imobiliarios SA (Brazil)	188,300	$762,955
Nexity SA (France)*	41,909	376,872
St. Joe Co. (The)	3,828	209,392
StorageVault Canada, Inc. (Canada)	149,222	508,296
Sun Hung Kai Properties Ltd. (Hong Kong)	45,500	394,237
Tokyo Tatemono Co. Ltd. (Japan)	43,300	689,020
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	176,000	466,477

		15,643,918

Residential REITs — 1.0%
American Homes 4 Rent (Class A Stock)	100,270	3,726,033
Apartment Investment & Management Co. (Class A Stock)*	32,345	268,140
AvalonBay Communities, Inc.	17,755	3,673,332
Camden Property Trust(a)	15,618	1,704,080
Equity LifeStyle Properties, Inc.	95,520	6,221,218
Equity Residential	100,415	6,962,776
Essex Property Trust, Inc.	15,472	4,211,479
Sun Communities, Inc.	23,557	2,834,849

		29,601,907

Retail REITs — 0.4%
Acadia Realty Trust(a)	110,781	1,985,196
Federal Realty Investment Trust	4,086	412,563
Kimco Realty Corp.	61,356	1,193,988
Regency Centers Corp.	62,690	3,899,318
Simon Property Group, Inc.	26,749	4,060,498
Urban Edge Properties	23,832	440,177

		11,991,740

Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.*	11,326	1,837,190
Amkor Technology, Inc.	5,888	235,638
ams-OSRAM AG (Austria)*	127,620	176,423
Analog Devices, Inc.	30,699	7,007,354
Applied Materials, Inc.	32,625	7,699,174
ASML Holding NV (Netherlands) (XAMS)	13,381	13,637,465
ASML Holding NV (Netherlands) (XNGS)	3,755	3,840,351
ASMPT Ltd. (Hong Kong)	37,900	524,853
Broadcom, Inc.	2,252	3,615,653
Disco Corp. (Japan)	9,100	3,466,187
Entegris, Inc.	8,658	1,172,293
Intel Corp.	111,126	3,441,572
IQE PLC (United Kingdom)*(a)	1,302,775	511,450
KLA Corp.	7,084	5,840,829
Lam Research Corp.	4,587	4,884,467
Lattice Semiconductor Corp.*	10,250	594,397
MACOM Technology Solutions Holdings, Inc.*(a)	2,495	278,118
Marvell Technology, Inc.	24,504	1,712,830
MaxLinear, Inc.*	6,442	129,742
Microchip Technology, Inc.(a)	30,584	2,798,436

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Micron Technology, Inc.	27,997	$3,682,445
MKS Instruments, Inc.	6,660	869,663
Monolithic Power Systems, Inc.	2,976	2,445,320
NVIDIA Corp.	395,310	48,836,597
NXP Semiconductors NV (China)	7,535	2,027,593
QUALCOMM, Inc.	17,792	3,543,811
Semtech Corp.*	8,142	243,283
Silergy Corp. (China)	56,000	794,322
Siltronic AG (Germany)	14,224	1,106,167
SUMCO Corp. (Japan)	66,500	961,977
Synaptics, Inc.*(a)	3,946	348,037
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	669,000	19,820,881
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	16,217	2,818,677
Technoprobe SpA (Italy)*	47,895	470,601
Texas Instruments, Inc.	52,262	10,166,527
Tokyo Electron Ltd. (Japan)	9,500	2,079,554
Tokyo Seimitsu Co. Ltd. (Japan)	6,800	521,719
Ultra Clean Holdings, Inc.*	3,388	166,012
Wolfspeed, Inc.*(a)	14,689	334,322

		164,641,930

Software — 5.0%
ACI Worldwide, Inc.*	7,262	287,503
Adobe, Inc.*	4,544	2,524,374
Appfolio, Inc. (Class A Stock)*(a)	1,858	454,411
Atlassian Corp. (Class A Stock)*	10,222	1,808,067
BILL Holdings, Inc.*	22,572	1,187,739
Braze, Inc. (Class A Stock)*	6,020	233,817
Cerence, Inc.*(a)	4,895	13,853
Confluent, Inc. (Class A Stock)*	62,778	1,853,834
Constellation Software, Inc. (Canada)	1,322	3,809,192
Crowdstrike Holdings, Inc. (Class A Stock)*	2,449	938,432
Daily Journal Corp.*	480	189,350
Dassault Systemes SE (France)	25,097	943,672
Datadog, Inc. (Class A Stock)*	15,196	1,970,769
Descartes Systems Group, Inc. (The) (Canada) (XTSE)*	11,215	1,086,618
Descartes Systems Group, Inc. (The) (Canada) (XNGS)*	14,730	1,426,453
Digimarc Corp.*	2,701	83,758
DocuSign, Inc.*	12,341	660,244
Dolby Laboratories, Inc. (Class A Stock)	2,740	217,090
Dynatrace, Inc.*	14,588	652,667
Envestnet, Inc.*	7,011	438,818
Esker SA (France)	2,314	435,861
Fair Isaac Corp.*	1,639	2,439,914
Five9, Inc.*	2,860	126,126
Fortinet, Inc.*	12,667	763,440
Guidewire Software, Inc.*(a)	2,403	331,350
HashiCorp, Inc. (Class A Stock)*	8,419	283,636
HubSpot, Inc.*	2,296	1,354,158
Informatica, Inc. (Class A Stock)*(a)	8,458	261,183
Intuit, Inc.	4,391	2,885,809
Kinaxis, Inc. (Canada)*	3,153	363,596
Lectra (France)	14,787	437,170

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Manhattan Associates, Inc.*	1,771	$436,870
Microsoft Corp.	181,620	81,175,059
MicroStrategy, Inc. (Class A Stock)*(a)	433	596,449
NCR Voyix Corp.*	8,506	105,049
Nutanix, Inc. (Class A Stock)*	16,042	911,988
OneSpan, Inc.*	11,040	141,533
Palantir Technologies, Inc. (Class A Stock)*(a)	57,456	1,455,360
Pegasystems, Inc.	2,557	154,775
Planisware SA (France)*	27,930	791,462
Procore Technologies, Inc.*(a)	6,900	457,539
Q2 Holdings, Inc.*	3,354	202,347
RingCentral, Inc. (Class A Stock)*	5,820	164,124
Roper Technologies, Inc.(a)	17,353	9,781,192
Samsara, Inc. (Class A Stock)*(a)	21,564	726,707
SAP SE (Germany)	20,695	4,157,120
ServiceNow, Inc.*	9,337	7,345,138
Synopsys, Inc.*	8,010	4,766,431
Teradata Corp.*	4,866	168,169
TOTVS SA (Brazil)	57,800	314,844
UiPath, Inc. (Class A Stock)*	12,156	154,138
Verint Systems, Inc.*	7,744	249,357
Workday, Inc. (Class A Stock)*	6,689	1,495,393
Workiva, Inc.*	2,598	189,628
Xperi, Inc.*	14,843	121,861
Zoom Video Communications, Inc. (Class A Stock)*	6,177	365,617
Zscaler, Inc.*	4,322	830,645

		147,721,699

Specialized REITs — 1.6%
American Tower Corp.	53,089	10,319,440
Big Yellow Group PLC (United Kingdom)	53,034	784,303
Crown Castle, Inc.	20,166	1,970,218
CubeSmart	63,244	2,856,731
Equinix, Inc.	10,227	7,737,748
Extra Space Storage, Inc.	5,955	925,467
Gaming & Leisure Properties, Inc.	16,593	750,169
Lamar Advertising Co. (Class A Stock)	5,538	661,957
PotlatchDeltic Corp.(a)	4,386	172,765
Public Storage	35,601	10,240,628
Rayonier, Inc.	50,516	1,469,510
SBA Communications Corp.	14,169	2,781,375
Weyerhaeuser Co.	177,643	5,043,285

		45,713,596

Specialty Retail — 1.3%
Advance Auto Parts, Inc.(a)	9,068	574,276
Aritzia, Inc. (Canada)*	27,664	782,976
AutoZone, Inc.*	1,275	3,779,227
Burlington Stores, Inc.*	4,331	1,039,440
Carvana Co.*(a)	36,583	4,708,964
Dick’s Sporting Goods, Inc.(a)	1,984	426,262
Douglas AG (Germany)*	43,609	800,279
Five Below, Inc.*	3,590	391,202
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	6,836	679,567
GameStop Corp. (Class A Stock)*(a)	5,908	145,869

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Hibbett, Inc.(a)	3,583	$312,473
Home Depot, Inc. (The)	25,366	8,731,992
Lojas Renner SA (Brazil)	88,258	197,827
Metro Brands Ltd. (India)	23,257	342,085
Monro, Inc.(a)	8,832	210,732
Nextage Co. Ltd. (Japan)	130,700	1,949,614
ODP Corp. (The)*	3,906	153,389
RH*(a)	1,316	321,683
Ross Stores, Inc.	52,952	7,694,985
TJX Cos., Inc. (The)	11,425	1,257,893
Tractor Supply Co.	10,573	2,854,710
Watches of Switzerland Group PLC (United Kingdom), 144A*	65,815	343,345
Wayfair, Inc. (Class A Stock)*(a)	3,465	182,709
Williams-Sonoma, Inc.(a)	1,887	532,832
Yellow Hat Ltd. (Japan)	42,000	601,481
Zalando SE (Germany), 144A*	10,922	256,390

		39,272,202

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	270,963	57,070,227
Dell Technologies, Inc. (Class C Stock) .	6,091	840,010
Konica Minolta, Inc. (Japan)	110,100	306,389
Pure Storage, Inc. (Class A Stock)*	14,557	934,705
Samsung Electronics Co. Ltd. (South Korea)	160,502	9,446,156

		68,597,487

Textiles, Apparel & Luxury Goods — 0.6%
Bosideng International Holdings Ltd. (China)	610,000	379,671
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	36,428	5,693,076
Columbia Sportswear Co.(a)	3,275	258,987
Crocs, Inc.*	2,812	410,383
Ermenegildo Zegna NV (Italy)(a)	142,718	1,689,781
Huali Industrial Group Co. Ltd. (China) (Class A Stock)	43,100	359,263
Lululemon Athletica, Inc.*(a)	1,740	519,738
LVMH Moet Hennessy Louis Vuitton SE (France)	4,121	3,164,067
NIKE, Inc. (Class B Stock)	18,790	1,416,202
On Holding AG (Switzerland) (Class A Stock)*(a)	10,276	398,709
Page Industries Ltd. (India)	1,010	472,945
Puma SE (Germany)	35,783	1,643,514
Skechers USA, Inc. (Class A Stock)*	6,958	480,937
Vedant Fashions Ltd. (India)	21,198	267,151
VF Corp.	41,805	564,367

		17,718,791

Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	36,810	1,130,791
Imperial Brands PLC (United Kingdom) .	129,837	3,322,377
Philip Morris International, Inc.	24,526	2,485,220

		6,938,388

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)	17,895	$1,667,814
Air Lease Corp.(a)	6,116	290,693
Beijer Ref AB (Sweden)	39,410	608,283
BOC Aviation Ltd. (China), 144A	43,900	313,579
Core & Main, Inc. (Class A Stock)*	8,868	434,000
Diploma PLC (United Kingdom)	5,683	297,061
DKSH Holding AG (Switzerland)	9,974	674,279
DNOW, Inc.*	14,816	203,424
Ferguson PLC	16,285	3,153,590
Hanwa Co. Ltd. (Japan)	25,300	971,450
Herc Holdings, Inc.	1,976	263,381
IMCD NV (Netherlands)	6,087	839,077
Richelieu Hardware Ltd. (Canada)	13,925	419,262
SiteOne Landscape Supply, Inc.*(a)	4,878	592,238
Sumitomo Corp. (Japan)	65,300	1,640,463
Watsco, Inc.(a)	1,760	815,302
Xometry, Inc. (Class A Stock)*(a)	8,204	94,838

		13,278,734

Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	1,338	400,758

Water Utilities — 0.0%
Artesian Resources Corp. (Class A Stock)	6,611	232,443
California Water Service Group	7,261	352,086

		584,529

Wireless Telecommunication Services — 0.5%
Millicom International Cellular SA (Guatemala), SDR*	54,764	1,329,752
Telephone & Data Systems, Inc.	12,329	255,580
T-Mobile US, Inc.	71,900	12,667,342
United States Cellular Corp.*	5,681	317,113

		14,569,787

TOTAL COMMON STOCKS (cost $1,988,164,912)		2,291,657,321

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	5,729	426,200
Volkswagen AG (Germany) (PRFC)	13,168	1,486,850

		1,913,050

Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	7,511	1,758,220

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	1	1

TOTAL PREFERRED STOCKS (cost $4,788,899)		3,671,271

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

		Units	Value
RIGHTS* — 0.0%
Health Care Providers & Services
Amplifon SpA (Italy), expiring 07/16/24 (cost $0)		48,508	$1

WARRANTS* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^		1,328	—

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 0.0%
Retail
Carvana Co.,
Sr. Sec’d. Notes, 144A, PIK 12.000%
12.000%	12/01/28	144	155,814
Sr. Sec’d. Notes, 144A, PIK 13.000%
13.000%	06/01/30(a)	219	240,071
Sr. Sec’d. Notes, 144A, PIK 14.000%
14.000%	06/01/31	261	293,211

TOTAL CORPORATE BONDS (cost $550,309)			689,096

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Federal National Mortgage Assoc.
3.000%	TBA	37,735	32,095,386
3.500%	TBA	5,265	4,659,525
4.000%	TBA	3,810	3,486,001
4.500%	TBA	2,465	2,323,744
5.000%	TBA	8,290	8,011,508

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $50,388,791)			50,576,164

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/25	863	834,517
0.125%	04/15/26	466	445,469
0.125%	07/15/26	467	446,335
0.125%	10/15/26	1,390	1,323,060
0.125%	04/15/27	1,555	1,463,185
0.125%	01/15/30	183	164,609
0.250%	07/15/29	184	168,892
0.375%	07/15/25	42	41,244
0.500%	01/15/28	153	143,755
0.625%	01/15/26	532	514,807
0.625%	07/15/32	1	871
0.750%	07/15/28	150	142,492
0.750%	02/15/42	407	317,444
0.750%	02/15/45	133	99,692
1.375%	02/15/44	202	172,739
1.500%	02/15/53	6	5,319
1.750%	01/15/28	75	73,641
1.750%	01/15/34	868	842,286
2.125%	04/15/29	478	478,695
2.125%	02/15/54	301	293,134
2.375%	10/15/28	3,192	3,235,368
2.500%	01/15/29	117	118,918

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.875%	04/15/29	439	$473,945

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,867,512)			11,800,417

TOTAL LONG-TERM INVESTMENTS (cost $2,223,267,019)			2,531,663,255

		Shares

SHORT-TERM INVESTMENTS — 19.5%

AFFILIATED MUTUAL FUNDS — 18.9%
PGIM Core Ultra Short Bond Fund(wa)		448,106,923	448,106,923
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $109,059,964; includes $108,599,127 of cash collateral for securities on loan)(b)(wa)		109,122,118	109,056,645

TOTAL AFFILIATED MUTUAL FUNDS (cost $557,166,887)			557,163,568

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 0.6%
U.S. Treasury Bills
5.309%	07/11/24	120	119,825
5.313%	08/06/24	5,870	5,839,331
5.291%	09/19/24	11,271	11,140,413

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,100,119)			17,099,569

TOTAL SHORT-TERM INVESTMENTS (cost $574,267,006)			574,263,137

TOTAL INVESTMENTS—105.3% (cost $2,797,534,025)			3,105,926,392

Liabilities in excess of other assets(z) — (5.3)%			(157,290,257)

NET ASSETS — 100.0%			$2,948,636,135

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $106,095,797; cash collateral of $108,599,127 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
346	2 Year U.S. Treasury Notes	Sep. 2024	$70,659,688	$207,650
290	5 Year U.S. Treasury Notes	Sep. 2024	30,907,658	214,823
136	10 Year U.S. Treasury Notes	Sep. 2024	14,957,876	131,557
217	20 Year U.S. Treasury Bonds	Sep. 2024	25,673,813	299,762
90	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	11,280,938	125,732
475	Mini MSCI EAFE Index	Sep. 2024	55,651,000	142,393
182	Mini MSCI Emerging Markets Index	Sep. 2024	9,902,620	893
187	Russell 2000 E-Mini Index	Sep. 2024	19,307,750	158,738
453	S&P 500 E-Mini Index	Sep. 2024	125,061,975	158,336
47	S&P Mid Cap 400 E-Mini Index	Sep. 2024	13,903,070	36,329

				$1,476,213

Credit default swap agreement outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	185,450	0.538%	$3,968,655	$3,851,989	$(116,666)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$4,201,969
MSC	—	11,778,968

Total	$—	$15,980,937

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$173,268,985	$—	$—
Common Stocks	1,727,883,142	563,774,177	2
Preferred Stocks	1	3,671,270	—
Rights	—	1	—
Warrants	—	—	—	**
Corporate Bonds	—	689,096	—
U.S. Government Agency Obligations	—	50,576,164	—
U.S. Treasury Obligations	—	11,800,417	—
Short-Term Investments
Affiliated Mutual Funds	557,163,568	—	—
U.S. Treasury Obligations	—	17,099,569	—

Total	$2,458,315,696	$647,610,694	$2

Other Financial Instruments*
Assets
Futures Contracts	$1,476,213	$—	$—

Liabilities
Centrally Cleared Credit Default Swap Agreement	$—	$(116,666)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

Affiliated Mutual Funds (3.7% represents investments purchased with collateral from securities on loan)	24.8%
Semiconductors & Semiconductor Equipment	5.6
Software	5.0
Banks	4.4
Pharmaceuticals	3.9
Oil, Gas & Consumable Fuels	3.1
Health Care Providers & Services	2.9
Financial Services	2.8

Insurance	2.8%
Technology Hardware, Storage & Peripherals	2.3
Capital Markets	2.3
Interactive Media & Services	2.2
Aerospace & Defense	2.1
Broadline Retail	1.9
Machinery	1.7
U.S. Government Agency Obligations	1.7
Hotels, Restaurants & Leisure	1.7

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Industry Classification (continued):

Health Care Equipment & Supplies	1.6%
Specialized REITs	1.6
Life Sciences Tools & Services	1.4
Specialty Retail	1.3
Ground Transportation	1.3
Electronic Equipment, Instruments & Components	1.3
Consumer Staples Distribution & Retail	1.2
Chemicals	1.2
Beverages	1.1
Industrial Conglomerates	1.1
Electrical Equipment	1.0
Metals & Mining	1.0
Residential REITs	1.0
U.S. Treasury Obligations	1.0
Energy Equipment & Services	0.9
Household Products	0.9
Professional Services	0.9
Personal Care Products	0.8
IT Services	0.8
Commercial Services & Supplies	0.8
Industrial REITs	0.7
Biotechnology	0.7
Entertainment	0.6
Textiles, Apparel & Luxury Goods	0.6
Electric Utilities	0.6
Diversified Telecommunication Services	0.6
Automobiles	0.6
Real Estate Management & Development	0.5
Building Products	0.5
Wireless Telecommunication Services	0.5
Consumer Finance	0.5
Food Products	0.5
Trading Companies & Distributors	0.5

Multi-Utilities	0.4%
Retail REITs	0.4
Containers & Packaging	0.4
Media	0.4
Health Care REITs	0.3
Household Durables	0.3
Construction & Engineering	0.3
Construction Materials	0.3
Automobile Components	0.2
Tobacco	0.2
Air Freight & Logistics	0.2
Gas Utilities	0.2
Independent Power & Renewable Electricity Producers	0.2
Diversified Consumer Services	0.2
Leisure Products	0.1
Office REITs	0.1
Communications Equipment	0.1
Hotel & Resort REITs	0.1
Health Care Technology	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Passenger Airlines	0.0	*
Retail	0.0	*
Paper & Forest Products	0.0	*
Water Utilities	0.0	*
Diversified REITs	0.0	*
Transportation Infrastructure	0.0	*

	105.3
Liabilities in excess of other assets	(5.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$116,666	*
Equity contracts	Due from/to broker-variation margin futures	496,689	*	—	—
Interest rate contracts	Due from/to broker-variation margin futures	979,524	*	—	—

		$1,476,213			$116,666

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$1,799,997
Equity contracts	37,821	21,049,677	—	—
Foreign exchange contracts	—	—	(7,273)	—
Interest rate contracts	—	(2,820,066)	—	—

Total	$37,821	$18,229,611	$(7,273)	$1,799,997

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps
Credit contracts	$—	$—	$(1,108,264)
Equity contracts	1,118	(6,746,059)	—
Interest rate contracts	—	(2,470,287)	—

Total	$1,118	$(9,216,346)	$(1,108,264)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$5,171
Futures Contracts - Long Positions (1)	374,597,506
Futures Contracts - Short Positions (1)	222,656
Credit Default Swap Agreements - Sell Protection (1)	184,566,667

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$106,095,797	$(106,095,797)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $106,095,797:
Unaffiliated investments (cost $2,072,860,542)	$2,375,493,839
Affiliated investments (cost $724,673,483)	730,432,553
Foreign currency, at value (cost $2,384,622)	2,373,143
Cash	11,273
Receivable for investments sold	4,368,947
Tax reclaim receivable	2,471,511
Dividends and interest receivable	2,252,050
Receivable from affiliate	19,527
Prepaid expenses	3,679

Total Assets	3,117,426,522

LIABILITIES
Payable to broker for collateral for securities on loan	108,599,127
Payable for investments purchased	54,553,843
Payable to affiliate	1,208,665
Foreign capital gains tax liability accrued	914,134
Management fee payable	885,832
Accrued expenses and other liabilities	860,658
Due to broker-variation margin futures	840,944
Payable for Portfolio shares purchased	787,258
Distribution fee payable	121,115
Due to broker-variation margin swaps	18,104
Affiliated transfer agent fee payable	707

Total Liabilities	168,790,387

NET ASSETS	$2,948,636,135

Net assets were comprised of:
Partners’ Equity	$2,948,636,135

Net asset value and redemption price per share, $2,948,636,135 / 135,186,058 outstanding shares of beneficial interest	$21.81

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,442,501 foreign withholding tax, of which $146,929 is reimbursable by an affiliate)	$22,886,768
Affiliated dividend income	11,843,313
Interest income	783,141
Income from securities lending, net (including affiliated income of $141,469)	191,353

Total income	35,704,575

EXPENSES
Management fee	10,047,892
Distribution fee	3,548,333
Custodian and accounting fees	241,173
Professional fees	42,139
Audit fee	30,440
Trustees’ fees	23,797
Shareholders’ reports	9,419
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	48,602

Total expenses	13,996,290
Less: Fee waiver and/or expense reimbursement	(136,256)

Net expenses	13,860,034

NET INVESTMENT INCOME (LOSS)	21,844,541

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $444,710) (net of foreign capital gains taxes $(201,070))	90,712,151
Futures transactions	18,229,611
Forward currency contract transactions	(7,273)
Options written transactions	37,821
Swap agreements transactions	1,799,997
Foreign currency transactions	(81,457)

110,690,850

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,162,431)) (net of change in foreign capital gains taxes $(77,849))	99,213,682
Futures	(9,216,346)
Options written	1,118
Swap agreements	(1,108,264)
Foreign currencies	(68,951)

88,821,239

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	199,512,089

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$221,356,630

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$21,844,541	$29,639,212
Net realized gain (loss) on investment and foreign currency transactions	110,690,850	65,990,040
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	88,821,239	253,823,323

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	221,356,630	349,452,575

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [14,439,778 and 96,064,413 shares, respectively]	304,824,377	1,783,155,105
Portfolio shares issued in merger [0 and 20,226,912 shares, respectively]	—	357,207,275
Portfolio shares purchased [14,946,010 and 85,798,806 shares, respectively]	(309,421,411)	(1,558,239,118)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(4,597,034)	582,123,262

TOTAL INCREASE (DECREASE)	216,759,596	931,575,837
NET ASSETS:
Beginning of period	2,731,876,539	1,800,300,702

End of period	$2,948,636,135	$2,731,876,539

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$20.13		$17.11	$20.84	$18.01	$15.84	$12.70

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.24	0.15	0.06	0.08	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.52		2.78	(3.88)	2.77	2.09	2.96

Total from investment operations	1.68		3.02	(3.73)	2.83	2.17	3.14

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$21.81		$20.13	$17.11	$20.84	$18.01	$15.84

Total Return(d)	8.35%		17.65%	(17.90)%	15.71%	13.70%	24.72	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,949		$2,732	$1,800	$3,630	$3,360	$2,950
Average net assets (in millions)	$2,854		$2,318	$2,590	$3,578	$2,672	$2,460
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.98	%(g)	0.98%	0.98%	0.97%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	0.99	%(g)	0.99%	0.99%	0.98%	1.00%	1.00%
Net investment income (loss)	1.54	%(g)	1.28%	0.85%	0.32%	0.54%	1.23%
Portfolio turnover rate(h)(i)	58%		160%	219%	147%	171%	69%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A257

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2024 consisted of 46 separate portfolios. The information presented in these financial statements pertains only to the 6 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies Asset Allocation”)	Long-term capital appreciation.
AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.
AST J.P. Morgan Global Thematic Portfolio (“J.P. Morgan Global Thematic”)	Capital appreciation consistent with its specified level of risk tolerance.
AST J.P. Morgan Tactical Preservation Portfolio (“J.P. Morgan Tactical Preservation”)	Maximize return compared to its benchmark through security selection and tactical asset allocation.
AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.
AST T. Rowe Price Growth Opportunities Portfolio (“T. Rowe Price Growth Opportunities”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further

B1

detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves

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obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency

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contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another

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instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course

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of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and

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costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

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Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (the “Participating Insurance Companies”). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)

Academic Strategies Asset Allocation

Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan Investment Management Inc. (“J.P. Morgan”); Massachusetts Financial Services Company (“MFS”); Morgan Stanley Investment Management Inc.; PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); PGIM Real Estate (a business unit of PGIM, Inc.); Systematica Investments Limited, acting as general partner of Systematica Investments LP; Wellington Management Company LLP (“Wellington”); Western Asset Management Company Limited; Western Asset Management Company, LLC

Capital Growth Asset Allocation	Jennison; J.P. Morgan; MFS; PFI; PGIM Limited; PGIM Quantitative Solutions; Wellington
J.P. Morgan Global Thematic	J.P. Morgan
J.P. Morgan Tactical Preservation	J.P. Morgan
T. Rowe Price Asset Allocation	T. Rowe Price Associates, Inc. (“T. Rowe”); T. Rowe Price International, Ltd; T. Rowe Price Australia Limited
T. Rowe Price Growth Opportunities	T. Rowe; T. Rowe Price International, Ltd.; T. Rowe Price Japan, Inc.; T. Rowe Price Hong Kong, Limited

B8

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

Academic Strategies Asset	0.9325% first $300 million;	0.82%	0.74%
Allocation^	0.9225% on next $200 million;
	0.9125% on next $250 million;
	0.9025% on next $ 2.5 billion;
	0.8925% on next $2.75 billion;
	0.8625% on next $4 billion;
	0.8425% on next $ 2.5 billion;
	0.8225% on next $ 2.5 billion;
	0.8025% on next $5 billion;
	0.7825% on next $5 billion;
	0.7625% on next $5 billion;
	0.7425% on next $5 billion;
	0.7225% on next $5 billion;
	0.7025% in excess of $ 40 billion

Capital Growth Asset Allocation^	0.7325% first $300 million;	0.62%	0.52%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $ 2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% on next $ 2.5 billion;
	0.6225% on next $ 2.5 billion;
	0.6025% on next $5 billion;
	0.5825% on next $5 billion;
	0.5625% on next $5 billion;
	0.5425% on next $5 billion;
	0.5225% on next $5 billion;
	0.5025% in excess of $ 40 billion

J.P. Morgan Global Thematic	0.7825% first $300 million;	0.76%	0.71%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $ 2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $ 10 billion

B9

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

J.P. Morgan Tactical	0.7825% first $300 million;	0.75%	0.64%
Preservation	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $ 2.75 billion;
	0.7125% on next $ 4 billion;
	0.6925% in excess of $10 billion

T. Rowe Price Asset Allocation	0.6825% first $300 million;	0.62%	0.61%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $ 2.75 billion;
	0.6125% on next $ 4 billion;
	0.5925% on next $2.5 billion:
	0.5725% on next $2.5 billion;
	0.5525% on next $ 5 billion;
	0.5325% in excess of $20 billion

T. Rowe Price Growth	0.7325% first $300 million;	0.71%	0.70%
Opportunities	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $ 2.75 billion;
	0.6625% on next $ 4 billion;
	0.6425% in excess of $10 billion

Portfolio	Fee Waivers and/or Expense Limitations

Academic Strategies Asset Allocation	contractually waive 0.0202% through June 30, 2025; voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 1.13% through June 30, 2025*

Capital Growth Asset Allocation	contractually waive 0.0202% through June 30, 2025; voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 0.89% through June 30, 2024**

J.P. Morgan Global Thematic	contractually waive 0.048% through June 30, 2025; voluntarily waive additional 0.0005% through June 30, 2024; effective July 1, 2024, voluntarily waive additional 0.022%

J.P. Morgan Tactical Preservation	voluntarily waive 0.0005% through June 30, 2024; contractually limit expenses to 0.91% through June 30, 2024; effective July 1, 2024, contractually limit expenses to 0.93% through June 30, 2025

T. Rowe Price Asset Allocation	contractually waive 0.0092% through June 30, 2025; voluntarily waive additional 0.0005% through June 30, 2024

B10

Portfolio	Fee Waivers and/or Expense Limitations

T. Rowe Price Growth Opportunities	contractually waive 0.0091% through June 30, 2025; voluntarily waive additional 0.0005% through June 30, 2024

^

Management fees are calculated based on an aggregation of net assets of Academic Strategies Asset Allocation, Balanced Asset Allocation, Capital Growth Asset Allocation and Preservation Asset Allocation.

*

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios. The 12b-1 fee is waived for the assets of Academic Strategies and Capital Growth Asset Allocation that are invested in other Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2024, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount

Academic Strategies Asset Allocation	$464
Capital Growth Asset Allocation	7,364
J.P. Morgan Global Thematic	9,239
J.P. Morgan Tactical Preservation	11,105

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM, Inc. and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed

B11

on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2024, no Rule 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments

Academic Strategies Asset Allocation	$100,206
Capital Growth Asset Allocation	378,590
J.P. Morgan Global Thematic	87,820
J.P. Morgan Tactical Preservation	140,634
T. Rowe Price Asset Allocation	306,469
T. Rowe Price Growth Opportunities	146,929

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2024 Payments

Academic Strategies Asset Allocation	$137,577
Capital Growth Asset Allocation	481,393
J.P. Morgan Global Thematic	128,459
J.P. Morgan Tactical Preservation	199,248
T. Rowe Price Asset Allocation	422,577
T. Rowe Price Growth Opportunities	147,848

B12

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2024, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales

Academic Strategies Asset Allocation	$890,803,215	$773,792,208
Capital Growth Asset Allocation	4,340,843,440	4,421,406,687
J.P. Morgan Global Thematic	467,891,082	521,425,921
J.P. Morgan Tactical Preservation	656,644,525	718,297,483
T. Rowe Price Asset Allocation	5,829,794,120	6,658,103,412
T. Rowe Price Growth Opportunities	1,402,893,744	1,401,810,264

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2024, is presented as follows:

Academic Strategies Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wa):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 12,142,416	$ 200,000	$ 350,000	$ 712,843	$ 128,582	$ 12,833,841	389,258	$ —

AST Emerging Markets Equity Portfolio*(1)
4,386,067	20,200	4,386,200	(105,601)	162,513	76,979	7,903	—

AST Global Bond Portfolio*(1)
—	67,147,892	500,000	333,809	(3,119)	66,978,582	5,927,308	—

AST High Yield Portfolio*(1)
11,974,234	180,500	5,797,200	(178,374)	369,800	6,548,960	526,867	—

AST PGIM Fixed Income Central Portfolio*(1)
184,761,030	14,057,445	4,862,154	1,243,627	315,490	195,515,438	18,187,483	—

AST Small-Cap Growth Portfolio*(1)
9,366,901	1,148,400	1,855,400	1,034,802	(319,017)	9,375,686	124,528	—

AST Small-Cap Value Portfolio*(1)
10,293,053	890,900	3,039,300	(92,634)	146,436	8,198,455	215,070	—

AST T. Rowe Price Natural Resources Portfolio*(1)
10,570,845	—	9,421,700	(1,248,643)	2,100,652	2,001,154	64,016	—
$243,494,546	$ 83,645,337	$ 30,211,954	$ 1,699,829	$2,901,337	$301,529,095		$ —

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
428,590,907	675,621,297	839,417,958	—	—	264,794,246	264,794,246	9,013,370

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wa)
120,388,461	792,482,529	818,829,746	8,014	(49,205)	94,000,053	94,056,487	134,046	(2)
$548,979,368	$1,468,103,826	$1,658,247,704	$ 8,014	$ (49,205)	$358,794,299		$9,147,416
$792,473,914	$1,551,749,163	$1,688,459,658	$ 1,707,843	$2,852,132	$660,323,394		$9,147,416

B13

Capital Growth Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund:

AST ClearBridge Dividend Growth Portfolio*(1)
$ 81,779,662	$ —	$ 45,936,000	$ (10,353,274)	$14,769,717	$ 40,260,105	1,221,113	$—

AST Cohen & Steers Realty Portfolio*(1)
—	12,942,000	—	561,649	—	13,503,649	802,356	—

AST Emerging Markets Equity Portfolio*(1)
8,986,153	13,070,001	19,975,000	1,116,473	580,565	3,778,192	387,905	—

AST High Yield Portfolio*(1)
3,524,681	47,254,999	9,965,000	897,342	258,296	41,970,318	3,376,534	—

AST Large-Cap Growth Portfolio*(1)
697,347,379	268,563,999	39,065,000	144,096,426	13,006,780	1,083,949,584	12,400,750	—

AST Large-Cap Value Portfolio*(1)
305,843,259	102,581,000	15,980,000	16,039,263	5,058,527	413,542,049	8,161,477	—

AST PGIM Fixed Income Central Portfolio*(1)
1,069,966,173	219,745,088	8,548,542	9,535,264	584,716	1,291,282,699	120,119,321	—

AST Small-Cap Growth Portfolio*(1)
168,798,246	5,018,000	19,079,000	7,177,449	5,772,805	167,687,500	2,227,221	—

AST Small-Cap Value Portfolio*(1)
180,342,816	7,374,999	27,545,000	(647,825)	1,669,846	161,194,836	4,228,616	—

AST T. Rowe Price Natural Resources Portfolio*(1)
18,981,965	—	18,470,338	(3,090,738)	2,579,111	—	—	—
$2,535,570,334	$ 676,550,086	$ 204,563,880	$165,332,029	$44,280,363	$3,217,168,932		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
2,122,114,089	2,016,767,378	2,681,436,014	—	—	1,457,445,453	1,457,445,453	50,673,196

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wa)
245,375,761	733,286,311	798,495,643	4,088	(41,326)	180,129,191	180,237,334	246,206	(2)
$2,367,489,850	$2,750,053,689	$3,479,931,657	$ 4,088	$ (41,326)	$1,637,574,644		$50,919,402
$4,903,060,184	$3,426,603,775	$3,684,495,537	$165,336,117	$44,239,037	$4,854,743,576		$50,919,402

B14

J.P. Morgan Global Thematic

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wa):

AST J.P. Morgan Fixed Income Central Portfolio*(1)
$622,405,225	$ —	$ —	$(590,518)	$ —	$621,814,707	59,051,729	$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
201,303,460	295,057,729	346,242,173	—	—	150,119,016	150,119,016	4,365,574

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wa)
75,491,620	262,994,177	243,917,900	3,262	(20,070)	94,551,089	94,607,853	77,883	(2)
$276,795,080	$558,051,906	$590,160,073	$ 3,262	$(20,070)	$244,670,105		$4,443,457
$899,200,305	$558,051,906	$590,160,073	$(587,256)	$(20,070)	$866,484,812		$4,443,457

J.P. Morgan Tactical Preservation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wa):

AST J.P. Morgan Fixed Income Central Portfolio*(1)
$2,107,024,317	$ —	$ —	$(1,999,074)	$ —	$2,105,025,243	199,907,430	$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
470,312,158	653,872,557	783,734,320	—	—	340,450,395	340,450,395	9,907,312

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wa)
83,984,504	312,737,963	281,217,832	5,698	(19,327)	115,491,006	115,560,343	77,816	(2)
$ 554,296,662	$966,610,520	$1,064,952,152	$ 5,698	$(19,327)	$ 455,941,401		$9,985,128
$2,661,320,979	$966,610,520	$1,064,952,152	$(1,993,376)	$(19,327)	$2,560,966,644		$9,985,128

T. Rowe Price Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wa):

AST T. Rowe Price Fixed Income Central Portfolio*(1)
$1,995,368,731	$ —	$ 97,000,000	$(12,741,367)	$4,643,554	$1,890,270,918	175,349,807	$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
2,199,461,170	1,590,001,480	1,710,999,362	—	—	2,078,463,288	2,078,463,288	57,146,383

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wa)
1,094,236,779	3,272,595,414	3,481,839,069	34,455	(305,639)	884,721,940	885,253,092	1,155,436	(2)
$3,293,697,949	$4,862,596,894	$5,192,838,431	$ 34,455	$ (305,639)	$2,963,185,228		$58,301,819
$5,289,066,680	$4,862,596,894	$5,289,838,431	$(12,706,912)	$4,337,915	$4,853,456,146		$58,301,819

B15

T. Rowe Price Growth Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wa):

AST T. Rowe Price Fixed Income Central Portfolio*(1)
$176,964,386	$ 7,000,000	$ 10,000,000	$(1,162,513)	$467,112	$173,268,985	16,073,190	$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
455,320,165	569,659,635	576,872,877	—	—	448,106,923	448,106,923	11,843,313

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wa)
114,110,789	290,505,836	295,537,660	82	(22,402)	109,056,645	109,122,118	141,469	(2)
$569,430,954	$860,165,471	$872,410,537	$ 82	$ (22,402)	$557,163,568		$11,984,782
$746,395,340	$867,165,471	$882,410,537	$(1,162,431)	$444,710	$730,432,553		$11,984,782

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2023 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts.

B16

The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios did not utilize the SCA during the reporting period ended June 30, 2024.

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2024, all Portfolios offer only a single share class to investors.

As of June 30, 2024, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Academic Strategies Asset Allocation	86,383,538	66.2%
Capital Growth Asset Allocation	299,403,437	73.4
J.P. Morgan Global Thematic	81,945,180	83.3
J.P. Morgan Tactical Preservation	156,494,100	84.9
T. Rowe Price Asset Allocation	264,227,996	83.9
T. Rowe Price Growth Opportunities	135,186,058	100.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:
Academic Strategies Asset Allocation	2	66.2%
Capital Growth Asset Allocation	2	73.4
J.P. Morgan Global Thematic	2	83.3
J.P. Morgan Tactical Preservation	2	84.9
T. Rowe Price Asset Allocation	2	83.9
T. Rowe Price Growth Opportunities	2	100.0

Unaffiliated:
Academic Strategies Asset Allocation	1	33.7
Capital Growth Asset Allocation	1	26.5
J.P. Morgan Global Thematic	1	16.7
J.P. Morgan Tactical Preservation	1	15.1
T. Rowe Price Asset Allocation	1	16.0
T. Rowe Price Growth Opportunities	—	—

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Academic Strategies Asset Allocation	Capital Growth Asset Allocation	J.P. Morgan Global Thematic

Asset Allocation	X	X	–
Asset-Backed and/or Mortgage-Backed Securities	X	X	X
Asset Transfer Program	X	X	X
Bank Loan Investments	X	X	–

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Risks	Academic Strategies Asset Allocation	Capital Growth Asset Allocation	J.P. Morgan Global Thematic

Blend Style	X	X	X
Commodity	X	–	X
Covenant-Lite	X	X	–
Credit	X	X	X
Derivatives	X	X	X
Economic and Market Events	X	X	X
Emerging Markets	X	X	X
Equity Securities	X	X	X
Exchange-Traded Funds (ETF)	X	X	X
Exchange-Traded Notes (ETN)	X	–	–
Expense	X	X	X
Fixed Income Securities	X	X	X
Foreign Custody	–	–	X
Foreign Investment	X	X	X
Fund of Funds	X	X	X
High Yield	X	X	X
Interest Rate	X	X	X
Investment Style	–	–	–
Large Company	–	–	–
Leverage	X	–	–
Liquidity Allocation	–	X	X
Liquidity and Valuation	X	X	X
Market and Management	X	X	X
Market Capitalization	–	–	–
Participation Notes (P-Notes)	–	–	X
Portfolio Turnover	X	–	X
Prepayment or Call	–	–	X
Quantitative Model	X	–	–
Real Asset	–	–	–
Real Estate	X	X	X
Regulatory	X	X	X
Restricted Securities	X	–	–
Short Sale	X	–	–
Sovereign Debt Securities	X	–	–
Treasury Inflation-Protected Securities (TIPS)	–	–	–

Risks	J.P. Morgan Tactical Preservation	T. Rowe Price Asset Allocation	T. Rowe Price Growth Opportunities
Asset Allocation	–	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X
Asset Transfer Program	X	X	X
Bank Loan Investments	–	–	–
Blend Style	X	X	X
Commodity	–	–	–
Covenant-Lite	–	–	–
Credit	X	X	X

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Risks	J.P. Morgan Tactical Preservation	T. Rowe Price Asset Allocation	T. Rowe Price Growth Opportunities
Derivatives	X	X	X
Economic and Market Events	X	X	X
Emerging Markets	X	X	X
Equity Securities	X	X	X
Exchange-Traded Funds (ETF)	X	X	X
Exchange-Traded Notes (ETN)	–	–	–
Expense	X	X	X
Fixed Income Securities	X	X	X
Foreign Custody	X	–	–
Foreign Investment	X	X	X
Fund of Funds	–	X	X
High Yield	X	X	X
Interest Rate	X	X	X
Investment Style	–	–	X
Large Company	–	X	X
Leverage	X	–	–
Liquidity Allocation	X	X	X
Liquidity and Valuation	X	X	X
Market and Management	X	X	X
Market Capitalization	–	X	X
Participation Notes (P-Notes)	–	–	–
Portfolio Turnover	X	X	X
Prepayment or Call	X	X	X
Quantitative Model	–	–	–
Real Asset	–	X	–
Real Estate	X	X	X
Regulatory	X	X	X
Restricted Securities	–	–	–
Short Sale	X	–	–
Sovereign Debt Securities	–	–	–
Treasury Inflation-Protected Securities (TIPS)	–	X	–

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities than with funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

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Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the participating insurance companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses, and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels, and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Bank Loan Investments Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations, and junior loans can involve a higher degree of risk than more senior loans. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities. The value of the commodities underlying commodity-linked instruments may be subject to various economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, war and international economic, political, and regulatory developments.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

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Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Economic and Market Events Risk: Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions; investor sentiment and market perceptions; unexpected changes in the prices of key commodities; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s

B21

shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Exchange-Traded Notes (ETN) Risk: Because exchange-traded notes (ETNs) are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Portfolio to the risk that an ETN’s issuer may be unable to pay or fulfill its contractual obligations. In addition, the Portfolio will bear its proportionate share of the fees and expenses of the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Custody Risk: If a Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each, a Subcustodian). Some foreign Subcustodians may be recently organized or new to the foreign custody business. In some countries, Subcustodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Portfolio’s ability to recover its assets if a Subcustodian enters bankruptcy or if other disputes or proceedings arise related to a Portfolio’s assets. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries and a Portfolio may be limited in its ability to enforce contractual rights or obligations.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly

B22

than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” The Portfolio currently faces a heightened level of interest rate risk because of recent increases in interest rates in the US and globally. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Interest rates may continue to increase, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Leverage Risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value), which may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity Allocation Risk: A Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in underlying portfolios or individual securities, as applicable, and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Market Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Participation Notes (P-Notes) Risk: The Portfolio may gain exposure to securities traded in foreign markets through P-notes. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investment risk, the holder of a P-note is not entitled to the same rights as an underlying security’s direct owner and P-notes are considered general unsecured contractual obligations and are subject to counterparty credit risks.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the

B23

Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Asset Risk: Investments in real asset industries and commodities may subject the Portfolio to greater volatility than investments in traditional securities. The Portfolio’s investments in real asset industries and commodities may lose value as a result of adverse changes in, among other things, exploration and production spending, tax laws and government regulations, natural forces, global economic cycles, investor sentiment and international politics.

Real Estate Risk: Investments in real estate investment trusts (“REITs”) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Restricted Securities Risk: The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social, or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

Treasury Inflation-Protected Securities (TIPS) Risk: TIPS are fixed income securities issued by the US government, the principal amounts of which are periodically adjusted based upon changes in the rate of inflation. Inflation-protected debt securities, like TIPS, tend to react to changes in real interest rates. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to losses. TIPs are subject to inflation and deflation risk.

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10. Reorganization

On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST BlackRock Global Strategies Portfolio (“BlackRock Global Strategies”) (the “Merged Portfolio”) for shares of J.P. Morgan Tactical Preservation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. The reorganization took place at the close of business on January 20, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
BlackRock Global Strategies	$1,632,172,249	$1,601,672,277

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 20, 2023:

Merged Portfolio		Shares
BlackRock Global Strategies		107,697,848
Acquiring Portfolio	Shares	Value
J.P. Morgan Tactical Preservation	77,513,290	$1,689,014,584

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
BlackRock Global Strategies	$30,499,972	$1,689,014,584
Acquiring Portfolio		Net Assets
J.P. Morgan Tactical Preservation		$3,042,520,384

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease) in net assets resulting from operations
J.P. Morgan Tactical Preservation	$38,310,480	$358,253,310	$396,563,790

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: BlackRock Global Strategies $2,220,102.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: BlackRock Global Strategies $51,649,171.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since January 20, 2023.

On September 19-20, 2022, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST BlackRock 80/20 Target Allocation ETF Portfolio (“BlackRock 80/20 Target Allocation ETF”) and AST MFS Growth Allocation Portfolio (“MFS Growth Allocation”) (the “Merged Portfolios”) for shares of Capital

B25

Growth Asset Allocation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
BlackRock 80/20 Target Allocation ETF	$149,860,518	$149,515,744
MFS Growth Allocation	784,874,165	769,130,345

The purpose of the transaction was to combine three portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolios		Shares
BlackRock 80/20 Target Allocation ETF		10,233,151
MFS Growth Allocation		41,615,634
Acquiring Portfolio	Shares	Value
Capital Growth Asset Allocation	37,476,978	$925,681,366

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Appreciation on Investments	Net Assets
BlackRock 80/20 Target Allocation ETF	$ 344,774	$149,645,503
$MFS Growth Allocation	15,743,820	776,035,863
Acquiring Portfolio		Net Assets

Capital Growth Asset Allocation		$10,718,745,767

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease) in net assets resulting from operations
Capital Growth Asset Allocation	$188,702,232	$1,732,900,130	$1,921,602,362

(a)

Net investment income (loss) as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: BlackRock 80/20 Target Allocation ETF $(13,061) and MFS Growth Allocation $1,673,762.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: BlackRock 80/20 Target Allocation ETF $2,816,057 and MFS Growth Allocation $20,108,417.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Franklin 85/15 Diversified Allocation Portfolio (“Franklin 85/15 Diversified Allocation”) (the

B26

“Merged Portfolio”) for shares of T. Rowe Price Growth Opportunities (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Franklin 85/15 Diversified Allocation	$305,868,040	$307,680,605

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolio		Shares
Franklin 85/15 Diversified Allocation		24,463,571
Acquiring Portfolio	Shares	Value
T. Rowe Price Growth Opportunities	20,226,912	$357,207,275

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized (Depreciation) on Investments	Net Assets
Franklin 85/15 Diversified Allocation	$(1,812,565)	$357,207,275
Acquiring Portfolio		Net Assets
T. Rowe Price Growth Opportunities		$1,949,654,955

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
T. Rowe Price Growth Opportunities	$30,459,822	$330,150,264	$360,610,086

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Franklin 85/15 Diversified Allocation $820,610.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: Franklin 85/15 Diversified Allocation $10,336,901.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

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Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 11-12, 2024 (the Meeting) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve an agreement. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, such as the Manager’s role as administrator of the Trust’s liquidity risk management program and as valuation designee. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2023, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or secondary or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2023. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Academic Strategies Asset Allocation Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2025. The Board noted that the Manager has also contractually agreed to waive 0.0002% of its investment management fee through June 30, 2025. In addition, the Board noted that the Manager had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.13% of the Portfolio’s average daily net assets through June 30, 2025. The Board noted that the Manager has also contractually agreed to waive of portion of its management fee equal to the amount of the management fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Capital Growth Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the three-year period and underperformed its custom benchmark index over the other periods.

•

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2025. The Board noted that the Manager has also contractually agreed to waive 0.0002% of its investment management fee through June 30, 2025. The Board noted that the Manager has also contractually agreed to waive of portion of its management fee equal to the amount of the management fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Global Thematic Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered the Manager’s assertions that the custom benchmark index is a better measure of performance for the Portfolio given the flexibility of funds in the Peer Universe and noted that the Portfolio outperformed its custom benchmark index over the three- and ten-year periods and underperformed by only seven basis points over the five-year period through December 31, 2023. The Board further noted that, through March 31, 2024, the Portfolio has outperformed its custom benchmark index over the five- and ten-year periods.

•

The Board noted that the Manager had contractually agreed to waive 0.048% of its management fee through June 30, 2025. Additionally, at the Board’s request during its in-person meeting in June, the Manager has voluntarily agreed to waive 0.022% of its management fee through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Tactical Preservation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark over the five- and ten-year periods and underperformed over the other periods.

•

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0092% of its management fee through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Growth Opportunities Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index for all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0091% of its management fee through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2024

AST J.P. Morgan Fixed Income Central Portfolio AST PGIM Fixed Income Central Portfolio AST Target Maturity Central Portfolio AST T. Rowe Price Fixed Income Central Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	June 30, 2024

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and
Financial Highlights

	Glossary	A1
	AST J.P. Morgan Fixed Income Central Portfolio	A2
	AST PGIM Fixed Income Central Portfolio	A30
	AST Target Maturity Central Portfolio	A71
	AST T. Rowe Price Fixed Income Central Portfolio	A92

Section B	Notes to Financial Statements

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

CAD Canadian Dollar

EUR Euro

GBP British Pound

USD US Dollar

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

Aces — Alternative Credit Enhancements Securities

BABs — Build America Bonds

BARC — Barclays Bank PLC

BNP — BNP Paribas S.A.

BNYM — Bank of New York Mellon

BOA — Bank of America, N.A.

CA — Credit Agricole Securities Inc.

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CLO — Collateralized Loan Obligation

CMBX — Commercial Mortgage-Backed Index

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

DAC — Designated Activity Company

EMTN — Euro Medium Term Note

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FREMF — Freddie Mac Mortgage Trust

GMTN — Global Medium Term Note

GS — Goldman Sachs & Co. LLC

HSBC — HSBC Bank PLC

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

JPS — J.P. Morgan Securities LLC

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MSC — Morgan Stanley & Co. LLC

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

OTC — Over-the-counter

PIK — Payment-in-Kind

PO — Principal Only

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

S&P — Standard & Poor’s

SDR — Sweden Depositary Receipt

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SSB — State Street Bank & Trust Company

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

TD — The Toronto-Dominion Bank

TIPS — Treasury Inflation-Protected Securities

USOIS — United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.4%
ASSET-BACKED SECURITIES — 0.3%
Automobiles — 0.2%
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D
1.640%	11/16/26	1,748	$1,734,043
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,258,707
Series 2019-A, Class D, 144A
3.450%	01/26/32	3,225	3,181,372

			7,174,122

Other — 0.0%
CF Hippolyta Issuer LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	584	521,509

Student Loans — 0.1%
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 30 Day Average SOFR + 0.814% (Cap N/A, Floor 0.000%)
6.150%(c)	02/25/39	318	316,969
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 30 Day Average SOFR + 0.794% (Cap N/A, Floor 0.680%)
6.130%(c)	05/25/39	542	537,741

			854,710

TOTAL ASSET-BACKED SECURITIES (cost $8,220,006)			8,550,341

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
6.393%(c)	10/15/38	5,940	5,880,636
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.741%(cc)	09/10/50	650	558,788
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,067,093
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,147,408
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
2.057%(cc)	07/25/30	2,115	142,731
Series 2020-M50, Class X1, IO
1.925%(cc)	10/25/30	343	18,948
Series 2021-M03, Class X1, IO
2.032%(cc)	11/25/33	331	24,479
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.723%(cc)	04/25/48	3,165	3,109,071
Series 2015-K48, Class B, 144A
3.771%(cc)	08/25/48	1,985	1,939,406

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,976	$2,804,908
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)
6.244%(c)	04/15/38	1,594	1,580,929
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class B, 144A, 1 Month SOFR + 1.741% (Cap N/A, Floor 1.741%)
7.070%(c)	05/15/39	1,144	1,138,280
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month SOFR + 0.845% (Cap N/A, Floor 0.731%)
6.174%(c)	11/15/38	2,856	2,829,473
Velocity Commercial Capital Loan Trust,
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	26	22,570
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	35	31,395
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	36	31,182
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	30	25,268
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	25	22,616
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	372,081

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $23,336,125)			23,747,262

CORPORATE BONDS — 41.5%
Aerospace & Defense — 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	1,540	1,319,600
3.250%	02/01/35(a)	676	516,365
3.450%	11/01/28	1,737	1,572,194
3.625%	02/01/31	1,275	1,115,827
3.950%	08/01/59	1,316	838,416
5.150%	05/01/30	1,410	1,353,689
5.805%	05/01/50	5,095	4,600,120
Sr. Unsec’d. Notes, 144A
6.858%	05/01/54	1,820	1,866,006
7.008%	05/01/64	920	942,211
GE Capital Funding LLC,
Gtd. Notes
4.550%	05/15/32	2,681	2,557,131
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	1,840	1,787,211
5.350%	06/01/34	4,200	4,169,272
5.400%	01/15/27(a)	1,690	1,696,570

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
RTX Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31(a)	903	$724,324
2.375%	03/15/32	3,085	2,527,937
3.125%	07/01/50	434	285,061
4.050%	05/04/47	479	376,581
4.450%	11/16/38	500	442,480
6.400%	03/15/54	1,115	1,216,664

			29,907,659

Agriculture — 1.3%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32(a)	1,000	808,181
3.400%	02/04/41	4,627	3,330,714
6.875%	11/01/33	1,585	1,711,215
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	3,302	2,785,857
4.540%	08/15/47	963	739,876
5.834%	02/20/31	5,640	5,705,175
6.000%	02/20/34	954	964,338
7.079%	08/02/43	2,983	3,149,541
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	07/26/26	647	619,247
Gtd. Notes, 144A, MTN
5.500%	02/01/30	5,865	5,809,420
5.875%	07/01/34	4,535	4,443,200
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	389	303,468
5.125%	02/13/31	2,370	2,339,666
5.250%	02/13/34	5,220	5,121,552
5.375%	02/15/33	2,650	2,632,137
5.625%	11/17/29	1,213	1,238,727

			41,702,314

Airlines — 0.2%
Air Canada 2015-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.600%	09/15/28	374	354,915
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	279	266,793
Air Canada 2020-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
9.000%	04/01/27	219	222,911
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	544	513,981
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	807	756,210
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33	1,087	937,465

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	959	$979,961
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	215	211,645
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	707	643,782

			4,887,663

Auto Manufacturers — 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	4,265	3,528,762
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.950%	05/28/27(a)	1,570	1,533,452
5.850%	05/17/27(a)	1,305	1,306,207
6.050%	03/05/31	1,940	1,941,365
7.350%	03/06/30	2,425	2,566,079
General Motors Co.,
Sr. Unsec’d. Notes
5.950%	04/01/49(a)	535	518,902
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	1,993	1,634,782
5.750%	02/08/31	1,100	1,102,829
5.950%	04/04/34(a)	1,035	1,035,673
6.100%	01/07/34	990	1,000,872
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.250%	01/08/27(a)	5,460	5,436,855
5.300%	06/24/29	570	566,798
Sr. Unsec’d. Notes, 144A, SOFR + 1.500%
6.854%(c)	01/08/27	3,730	3,780,863
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.300%	03/22/27	4,333	4,334,415

			30,287,854

Banks — 10.5%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
6.339%(ff)	09/18/27	1,000	1,012,682
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
5.871%(ff)	03/28/35(a)	680	675,285
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)	1,400	1,488,970
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)	2,800	2,998,800
9.625%(ff)	05/21/33(oo)	800	888,000
Sr. Non-Preferred Notes
1.722%(ff)	09/14/27	600	549,991

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.294%	08/18/27	1,000	$993,091
Sr. Preferred Notes
6.938%	11/07/33	1,000	1,092,823
Bank of America Corp.,
Sr. Unsec’d. Notes
5.202%(ff)	04/25/29	2,770	2,765,101
5.468%(ff)	01/23/35(a)	5,400	5,393,117
5.819%(ff)	09/15/29(a)	11,260	11,494,345
5.872%(ff)	09/15/34	2,200	2,262,619
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	4,814	3,962,604
1.922%(ff)	10/24/31	2,439	1,993,257
2.676%(ff)	06/19/41	456	318,813
2.884%(ff)	10/22/30	4,167	3,709,696
3.705%(ff)	04/24/28	1,878	1,799,043
3.824%(ff)	01/20/28	5,598	5,397,166
3.974%(ff)	02/07/30(a)	7,509	7,111,528
4.376%(ff)	04/27/28	680	663,696
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	1,785	1,673,677
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30	2,730	2,714,128
6.253%(ff)	09/16/26	1,045	1,049,300
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
4.947%(ff)	04/26/27	1,050	1,043,561
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	361	303,240
Sr. Unsec’d. Notes, GMTN
5.450%	08/01/29	2,575	2,606,288
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A
5.896%	07/13/26	1,520	1,530,104
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
5.690%(ff)	03/12/30	3,415	3,419,670
5.829%(ff)	05/09/27	1,944	1,946,918
6.490%(ff)	09/13/29	4,845	5,012,855
7.385%(ff)	11/02/28	488	513,158
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)	1,500	1,511,250
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29(a)	6,885	6,881,294
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26	3,904	3,690,019
6.714%(ff)	10/19/29	5,610	5,816,060
Sr. Non-Preferred Notes, 144A, MTN
5.975%(ff)	01/18/27	287	286,865
Sub. Notes, 144A
3.116%(ff)	10/19/32	2,865	2,362,857
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35	1,070	1,072,433

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
6.684%(ff)	09/13/27	1,365	$1,389,828
6.840%(ff)	09/13/34	2,105	2,215,377
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
5.260%	04/08/29	2,215	2,211,002
Citibank NA,
Sr. Unsec’d. Notes
5.570%	04/30/34	465	472,706
Citigroup, Inc.,
Jr. Sub. Notes, Series CC
7.125%(ff)	08/15/29(oo)	3,825	3,822,409
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	2,291	2,197,266
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,500	1,421,837
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26	2,369	2,318,415
2.561%(ff)	05/01/32	380	316,651
2.572%(ff)	06/03/31	1,300	1,115,317
2.976%(ff)	11/05/30	5,936	5,286,937
3.520%(ff)	10/27/28	384	362,945
3.668%(ff)	07/24/28	1,256	1,197,121
3.980%(ff)	03/20/30	9,215	8,694,232
4.075%(ff)	04/23/29	540	517,521
Sub. Notes
4.125%	07/25/28	364	349,169
5.827%(ff)	02/13/35	7,040	6,978,153
6.174%(ff)	05/25/34	660	671,318
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31	1,500	1,241,842
3.784%	03/14/32	375	327,926
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26(a)	2,470	2,378,388
Credit Agricole SA (France),
Sub. Notes, 144A, MTN
6.251%(ff)	01/10/35(a)	1,235	1,240,187
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
1.621%(ff)	09/11/26	275	261,519
4.298%(ff)	04/01/28	1,299	1,256,890
5.705%(ff)	03/01/30	920	920,346
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	952	903,558
2.311%(ff)	11/16/27	2,723	2,513,448
6.819%(ff)	11/20/29(a)	6,060	6,297,763
7.146%(ff)	07/13/27	1,095	1,119,031
DNB Bank ASA (Norway),
Sr. Non-Preferred Notes, 144A
5.896%(ff)	10/09/26	2,238	2,244,579
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.700%	03/14/28	1,000	1,010,156

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.337%(ff)	04/25/33(a)	791	$721,340
5.631%(ff)	01/29/32	500	495,443
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
7.500%(ff)	05/10/29(oo)	3,490	3,593,388
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,340	1,250,239
1.542%(ff)	09/10/27(a)	7,648	7,022,803
1.948%(ff)	10/21/27	966	892,017
3.615%(ff)	03/15/28	2,839	2,714,012
4.017%(ff)	10/31/38	1,878	1,597,422
5.851%(ff)	04/25/35	3,100	3,176,027
6.484%(ff)	10/24/29	14,251	14,882,201
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29	4,122	3,619,412
4.292%(ff)	09/12/26	1,178	1,157,948
5.597%(ff)	05/17/28	2,440	2,445,599
5.733%(ff)	05/17/32	1,805	1,807,485
5.887%(ff)	08/14/27	3,910	3,936,360
7.390%(ff)	11/03/28	1,900	2,009,581
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35	530	521,877
6.208%(ff)	08/21/29	1,362	1,390,205
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, 144A
6.625%	06/20/33	4,568	4,709,731
7.200%	11/28/33	3,665	3,915,207
Sub. Notes, 144A
4.950%(ff)	06/01/42	538	399,839
KeyBank NA,
Sub. Notes
3.900%	04/13/29	1,500	1,347,957
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	2,223	2,254,620
Sr. Unsec’d. Notes, MTN
4.789%(ff)	06/01/33	986	898,584
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	3,907	3,641,746
5.173%(ff)	01/16/30	1,710	1,704,850
5.449%(ff)	07/20/29	4,360	4,385,884
6.407%(ff)	11/01/29	4,200	4,381,508
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	583	539,130
2.699%(ff)	01/22/31	2,742	2,403,664
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,224	983,778
1.928%(ff)	04/28/32	595	478,167
2.511%(ff)	10/20/32	581	480,651
5.424%(ff)	07/21/34	2,655	2,640,865
5.656%(ff)	04/18/30(a)	3,035	3,085,664
5.831%(ff)	04/19/35	1,350	1,385,432

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
2.484%(ff)	09/16/36	3,087	$2,443,095
5.948%(ff)	01/19/38	1,545	1,536,212
Sub. Notes, MTN
5.942%(ff)	02/07/39(a)	2,235	2,213,838
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28	2,060	2,074,224
National Australia Bank Ltd. (Australia),
Sub. Notes, 144A, MTN
2.332%	08/21/30	2,852	2,353,507
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)	1,390	1,358,648
8.125%(ff)	11/10/33(oo)	990	999,845
Sr. Unsec’d. Notes
5.778%(ff)	03/01/35	2,508	2,515,568
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.410%	05/17/29	2,700	2,701,340
5.416%	05/17/27(a)	1,900	1,898,407
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.625%(ff)	09/13/33	1,375	1,302,140
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
3.400%(ff)	09/15/26(oo)	1,955	1,751,969
Sr. Unsec’d. Notes
5.676%(ff)	01/22/35(a)	1,560	1,568,006
6.875%(ff)	10/20/34	893	972,968
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
6.833%(ff)	11/21/26	2,577	2,611,956
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	2,209	2,037,800
Sr. Non-Preferred Notes, 144A
6.066%(ff)	01/19/35(a)	1,010	1,002,798
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27(a)	5,521	5,084,945
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.018%(ff)	02/08/30(a)	4,600	4,850,125
State Street Corp.,
Jr. Sub. Notes, Series I
6.700%(ff)	03/15/29(oo)	1,179	1,183,851
Svenska Handelsbanken AB (Sweden),
Sr. Non-Preferred Notes, 144A
5.500%	06/15/28	1,425	1,433,014
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.122%(ff)	01/26/34(a)	3,919	3,751,354
5.711%(ff)	01/24/35	475	473,018
6.123%(ff)	10/28/33	275	281,136
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35	930	934,352

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.836%(ff)	06/12/34	1,930	$1,956,887
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.000%	07/09/27	1,600	1,584,579
7.500%	02/15/28(a)	2,850	3,049,076
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)	390	417,300
9.250%(ff)	11/13/33(oo)	790	881,837
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	2,000	1,862,500
2.193%(ff)	06/05/26	250	241,562
5.699%(ff)	02/08/35	1,950	1,945,440
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27	544	506,736
3.127%(ff)	06/03/32	3,180	2,688,591
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)	910	871,394
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	2,695	2,665,620
5.499%(ff)	01/23/35(a)	1,545	1,541,269
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	2,176	2,004,894
3.526%(ff)	03/24/28	458	436,771
3.584%(ff)	05/22/28	1,363	1,298,026
4.808%(ff)	07/25/28	1,317	1,297,891
5.557%(ff)	07/25/34	3,210	3,209,559
5.574%(ff)	07/25/29	3,480	3,512,389
5.707%(ff)	04/22/28	3,400	3,430,606
Sub. Notes, MTN
4.400%	06/14/46	900	726,494
4.650%	11/04/44	1,310	1,106,610

			342,698,924

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	5,878	5,600,972
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,115	1,056,807
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	2,190	1,993,368
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
5.300%	05/13/54	1,130	1,122,395
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	198	179,625
Keurig Dr. Pepper, Inc.,
Gtd. Notes
5.300%	03/15/34	1,980	1,970,042

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Pepsico Singapore Financing I Pte Ltd.,
Gtd. Notes
4.700%	02/16/34	2,610	$2,539,919
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	1,341	1,067,609

			15,530,737

Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	2,441	2,128,959
4.200%	02/22/52	1,656	1,308,507
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30(a)	9,660	8,220,391
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,767	1,215,297
4.600%	09/01/35	1,495	1,410,966
5.250%	10/15/33	3,130	3,150,821
5.550%	10/15/53	2,325	2,320,805
Royalty Pharma PLC,
Gtd. Notes
2.200%	09/02/30	2,535	2,112,744

			21,868,490

Building Materials — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
5.850%	09/18/28(a)	516	526,455

Chemicals — 0.6%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
4.850%	02/08/34	4,600	4,514,972
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
7.250%	02/13/33(a)	1,829	1,723,833
Celanese US Holdings LLC,
Gtd. Notes
6.350%	11/15/28	850	873,166
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	1,122	978,068
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	1,430	1,181,875
4.800%	05/15/49	1,313	1,118,428
Eastman Chemical Co.,
Sr. Unsec’d. Notes
5.750%	03/08/33	2,110	2,128,558
LYB International Finance III LLC,
Gtd. Notes
3.625%	04/01/51	1,952	1,341,490
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.200%	06/21/27	2,310	2,304,094

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
5.950%	11/07/25	487	$489,861
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29	990	892,331
3.450%	08/01/25	1,190	1,163,218
Westlake Corp.,
Sr. Unsec’d. Notes
3.125%	08/15/51	386	242,664

			18,952,558

Coal — 0.0%
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.200%	03/01/42	847	751,938

Commercial Services — 0.3%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
3.750%	01/30/30	270	249,412
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	511	445,069
3.200%	08/15/29(a)	8,854	7,960,350
S&P Global, Inc.,
Gtd. Notes, 144A
5.250%	09/15/33(a)	540	544,819
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	570	396,593
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	955	768,663

			10,364,906

Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
2.700%	08/05/51(a)	1,710	1,085,125
2.800%	02/08/61	1,051	641,834
Dell International LLC/EMC Corp.,
Gtd. Notes
3.375%	12/15/41	820	600,068
IBM International Capital Pte Ltd.,
Gtd. Notes
4.750%	02/05/31	1,915	1,875,294
5.300%	02/05/54	1,289	1,207,412
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,409	1,160,193
4.375%	05/15/30	5,065	4,786,524
5.750%	03/15/33	985	993,162

			12,349,612

Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	1,112	1,061,225

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Cosmetics/Personal Care (cont’d.)
Kenvue, Inc.,
Gtd. Notes
5.050%	03/22/28	840	$844,410
5.200%	03/22/63(a)	968	914,310

			2,819,945

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,113	1,038,225
3.000%	10/29/28(a)	1,792	1,626,204
3.300%	01/30/32(a)	3,293	2,824,901
6.100%	01/15/27	900	913,589
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	780	764,200
4.250%	04/15/26(a)	3,289	3,196,579
4.375%	05/01/26(a)	765	743,714
5.750%	11/15/29	3,450	3,421,645
6.375%	05/04/28	1,070	1,086,414
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28	9,215	8,266,592
5.500%	01/15/26(a)	1,118	1,109,391
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
4.000%	09/15/27(a)	1,360	1,315,593

			26,307,047

Electric — 5.4%
AES Corp. (The),
Sr. Unsec’d. Notes
5.450%	06/01/28	3,984	3,976,484
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25(a)	925	901,202
Alliant Energy Finance LLC,
Gtd. Notes, 144A
5.950%	03/30/29	3,344	3,419,875
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.600%	05/01/53	920	764,172
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	3,087	2,732,894
5.400%	06/01/29	2,760	2,770,400
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51(a)	1,314	903,703
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51	534	348,200
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	05/15/54	2,135	2,130,385
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	591	570,316
5.750%	03/15/54	232	224,897

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
5.800%	03/01/33	3	$3,064
6.500%	10/01/53	2,835	3,013,037
Dominion Energy, Inc.,
Jr. Sub. Notes
6.875%(ff)	02/01/55	900	919,748
7.000%(ff)	06/01/54	580	604,574
Jr. Sub. Notes, Series C
4.350%(ff)	01/15/27(oo)	2,300	2,174,047
Sr. Unsec’d. Notes
4.700%	12/01/44	860	727,852
DTE Energy Co.,
Sr. Unsec’d. Notes
5.850%	06/01/34	2,292	2,325,379
Duke Energy Carolinas LLC,
First Ref. Mortgage
4.000%	09/30/42	529	425,869
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.800%	06/15/54	2,030	1,973,278
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	609	505,151
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	2,274	1,369,841
5.250%	03/01/34	3,330	3,320,518
5.400%	04/01/53	195	184,369
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	300	297,341
5.550%	03/15/54	1,125	1,083,911
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	371	229,620
4.375%	03/30/44	355	294,658
5.250%	03/15/33	610	608,293
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	324	304,657
Edison International,
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	2,200	2,097,448
Sr. Unsec’d. Notes
5.450%	06/15/29	2,270	2,269,278
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
6.900%	05/23/53	1,638	1,743,149
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31	2,035	1,674,241
3.550%	06/15/26	650	623,097
4.750%	06/15/46	495	405,547
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41	800	523,006

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%(c)	07/12/28	4,968	$4,376,349
2.250%(c)	07/12/31	1,383	1,123,196
3.500%	04/06/28	770	718,706
5.125%	06/26/29	2,330	2,292,620
5.500%	06/26/34	3,755	3,662,100
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29(a)	1,435	1,427,338
5.625%	04/10/34	1,215	1,207,272
5.875%	04/10/54	613	597,356
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54	880	872,823
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54	1,890	1,875,642
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	591	475,156
2.900%	03/15/51	414	250,790
5.700%	03/15/54	1,305	1,286,188
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	473	328,682
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26	369	336,596
3.450%	12/01/27	36	33,870
Evergy Missouri West, Inc.,
First Mortgage, 144A
5.650%	06/01/34	2,050	2,057,548
Exelon Corp.,
Sr. Unsec’d. Notes
5.600%	03/15/53	1,665	1,601,860
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27	4,787	4,511,074
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30(a)	2,699	2,342,434
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	3,256	2,692,002
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	514	487,412
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	5,807	5,114,235
5.400%	06/01/33	2,662	2,623,768
5.650%	05/09/34	890	889,697
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32(a)	5,065	4,184,878

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
1.729%	11/24/30(a)	749	$597,866
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	1,272	1,212,239
5.400%	12/15/43	1,265	1,179,030
5.850%	02/15/34	1,510	1,537,483
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	03/15/29	2,974	2,945,647
6.750%(ff)	06/15/54	1,380	1,393,401
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.278%	12/15/28	600	572,966
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.450%	06/15/29	2,899	2,735,417
7.000%	03/15/33	1,503	1,585,021
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	1,092	666,651
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	501	413,103
4.400%	03/01/32(a)	2,830	2,589,453
4.450%	04/15/42	619	491,130
4.500%	07/01/40	1,707	1,406,985
4.550%	07/01/30	1,348	1,278,399
4.600%	06/15/43(a)	773	627,593
5.550%	05/15/29	2,147	2,151,699
5.800%	05/15/34	1,545	1,536,588
6.100%	01/15/29	1,310	1,340,819
6.150%	01/15/33	587	596,295
6.400%	06/15/33	3,036	3,140,101
6.950%	03/15/34(a)	895	963,709
PacifiCorp,
First Mortgage
2.900%	06/15/52	1,091	644,158
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	1,290	1,354,106
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	688,879
First Ref. Mortgage
5.950%	10/01/36	1,265	1,328,292
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	2,137	1,737,486
First Mortgage, Series 36
2.700%	01/15/51	428	252,135
First Mortgage, Series 39
4.500%	06/01/52	462	374,720
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	297	160,107

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
2.700%	05/01/50	261	$162,930
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.850%	11/15/27	3,663	3,724,823
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	609	543,287
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
5.685%	06/15/54	1,444	1,430,064
RWE Finance US LLC (Germany),
Gtd. Notes, 144A
5.875%	04/16/34(a)	810	810,956
San Diego Gas & Electric Co.,
First Mortgage
4.950%	08/15/28	1,070	1,065,278
5.350%	04/01/53	4,320	4,083,539
Sempra,
Jr. Sub. Notes
6.875%(ff)	10/01/54	1,340	1,332,884
Sr. Unsec’d. Notes
5.400%	08/01/26(a)	2,065	2,063,596
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34	5,110	4,987,781
5.700%	03/01/53	300	291,042
5.850%	11/01/27	851	867,536
5.875%	12/01/53	2,215	2,210,440
First Mortgage, Series A
4.200%	03/01/29	1,742	1,665,251
First Ref. Mortgage, Series B
3.650%	03/01/28	1,347	1,275,615
First Ref. Mortgage, Series C
3.600%	02/01/45	485	354,121
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	650	601,748
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	2,823	2,454,652
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	246	182,657
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	504	408,836
Union Electric Co.,
First Mortgage
2.150%	03/15/32	945	759,643
3.900%	04/01/52	235	179,501
5.200%	04/01/34	2,190	2,172,889
5.250%	01/15/54	1,170	1,093,006
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	2,312	1,299,210
5.700%	08/15/53(a)	965	959,880

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
4.300%	07/15/29	1,297	$1,225,710
6.000%	04/15/34	1,514	1,515,672
6.950%	10/15/33	3,370	3,597,841

			176,634,959

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
5.250%	04/05/34	2,145	2,139,088

Entertainment — 0.3%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32(a)	5,744	5,012,117
5.050%	03/15/42(a)	6,080	4,941,038
5.141%	03/15/52	268	208,553

			10,161,708

Environmental Control — 0.1%
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28(a)	1,390	1,395,525
5.450%	09/18/33	2,000	1,994,361

			3,389,886

Foods — 0.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.875%	02/15/30(a)	3,000	2,833,526
5.875%	02/15/28	936	924,834
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
4.000%	05/17/51	200	150,478
5.375%	01/09/36	3,759	3,655,202
6.050%	01/15/29	1,037	1,063,573
Grupo Bimbo SAB de CV (Mexico),
Gtd. Notes, 144A
4.700%	11/10/47	385	327,491
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	680	554,616
4.375%	02/02/52	262	196,477
5.500%	01/15/30	1,525	1,502,966
Gtd. Notes, 144A
6.750%	03/15/34	1,012	1,069,184
7.250%	11/15/53	2,769	3,000,702
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	6,003	5,090,779

			20,369,828

Gas — 0.5%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	487	436,174

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas (cont’d.)
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.400%	07/01/34	2,960	$2,930,143
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54	1,395	1,401,798
Sr. Unsec’d. Notes
5.350%	04/01/34	2,480	2,432,705
5.800%	02/01/42	207	201,226
5.950%	06/15/41	1,265	1,267,482
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	3,579	3,555,481
5.750%	09/15/33	2,050	2,098,409
Gtd. Notes, Series 20-A
1.750%	01/15/31	633	512,045
Gtd. Notes, Series 21A
3.150%	09/30/51	1,543	967,702

			15,803,165

Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	04/15/28(a)	3,115	3,152,162
6.400%	04/15/33	622	638,464

			3,790,626

Healthcare-Products — 0.5%
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.272%	12/01/28	1,500	1,321,436
2.539%	02/01/32(a)	8,243	6,761,436
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51	465	293,352
Medtronic Global Holdings SCA,
Gtd. Notes
4.250%	03/30/28	1,530	1,493,144
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29	5,631	5,613,611

			15,482,979

Healthcare-Services — 1.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	678	491,681
4.125%	11/15/42	281	220,596
4.750%	03/15/44	1,000	840,927
6.750%	12/15/37	3,300	3,525,296
Banner Health,
Unsec’d. Notes
2.338%	01/01/30(a)	882	765,344
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	307	253,287

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	266	$234,722
6.100%	10/15/52	1,880	1,972,554
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	3,983	3,772,183
4.500%	02/15/27	1,804	1,763,092
4.625%	03/15/52	2,905	2,345,871
5.200%	06/01/28	2,370	2,360,488
5.625%	09/01/28	1,994	2,011,472
5.875%	02/15/26	375	375,663
5.875%	02/01/29	2,860	2,912,083
5.900%	06/01/53	800	778,802
6.000%	04/01/54	1,440	1,420,609
Iowa Health System,
Unsec’d. Notes, Series 2020
3.665%	02/15/50	794	603,288
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	268	181,042
OhioHealth Corp.,
Sec’d. Notes
2.297%	11/15/31	910	759,154
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	1,110	897,857
Roche Holdings, Inc.,
Gtd. Notes, 144A
5.338%	11/13/28(a)	1,870	1,899,890
5.489%	11/13/30	3,920	4,029,032
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	220	200,526
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	2,749	1,976,807
2.900%	05/15/50	591	383,171
3.050%	05/15/41	405	299,329
3.250%	05/15/51(a)	577	396,245
3.500%	08/15/39	841	679,377
5.375%	04/15/54	825	801,255
6.050%	02/15/63	700	736,371
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	689	454,464

			40,342,478

Home Builders — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43(a)	1,850	1,944,821
Toll Brothers Finance Corp.,
Gtd. Notes
3.800%	11/01/29	836	773,018
4.350%	02/15/28(a)	1,095	1,057,007

			3,774,846

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance — 0.9%
Athene Global Funding,
Sr. Sec’d. Notes, 144A
5.620%	05/08/26	3,455	$3,457,281
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	509	393,858
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.572%	02/15/29	845	812,774
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	483	462,801
MassMutual Global Funding II,
Sec’d. Notes, 144A, MTN
5.100%	04/09/27	5,972	5,971,639
Met Tower Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.250%	04/12/29	2,575	2,588,315
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
4.400%	06/30/27	1,600	1,572,073
Sec’d. Notes, 144A, MTN
5.050%	01/08/34	2,695	2,647,987
Sr. Sec’d. Notes, 144A
2.950%	04/09/30(a)	675	600,480
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	2,875	2,838,403
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	334	257,543
New York Life Global Funding,
Sec’d. Notes, 144A
1.200%	08/07/30	875	699,927
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	931	752,065
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	608	453,750
4.450%	05/15/69	229	185,386
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	678	513,797
6.063%	03/30/40	610	637,388
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	850	576,019
4.375%(ff)	09/15/54	275	273,569
6.850%	12/16/39	2,456	2,736,187

			28,431,242

Internet — 0.4%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	753	460,566
2.700%	06/03/60	330	194,214
3.100%	05/12/51	582	399,916
3.600%	04/13/32	1,311	1,204,534

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet (cont’d.)
3.875%	08/22/37	2,713	$2,395,654
3.950%	04/13/52	419	337,308
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/52	2,772	2,390,130
5.600%	05/15/53	1,080	1,102,409
5.750%	05/15/63	450	462,716
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	1,052	1,045,743
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29	3,200	3,228,975

			13,222,165

Investment Companies — 0.0%
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	327,250
4.875%	11/22/26	200	192,250
5.500%	01/16/25	200	198,625

			718,125

Iron/Steel — 0.1%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.125%	06/12/33(a)	1,386	1,397,088
6.400%	06/28/54	1,465	1,449,911

			2,846,999

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.550%	10/15/28(a)	1,915	1,940,547

Machinery-Diversified — 0.1%
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31	1,305	1,311,597
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.850%	06/11/29	3,130	3,119,884

			4,431,481

Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,394	1,192,410
3.500%	06/01/41	5,909	3,971,947
3.500%	03/01/42	2,581	1,723,248
3.700%	04/01/51	1,949	1,189,753
4.908%	07/23/25	453	449,137
6.384%	10/23/35	182	177,418
6.550%	06/01/34	420	420,748
6.650%	02/01/34(a)	1,545	1,560,902
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	1,900	1,568,104

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
2.650%	02/01/30	5,275	$4,669,735
2.800%	01/15/51	794	489,392
2.887%	11/01/51	3,740	2,335,143
2.937%	11/01/56	5,513	3,326,040
3.200%	07/15/36	412	332,902
3.300%	02/01/27	572	548,255
3.750%	04/01/40	1,944	1,579,740
5.300%	06/01/34(a)	2,105	2,109,283
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	548	495,783
Discovery Communications LLC,
Gtd. Notes
3.950%	03/20/28	1,618	1,512,624
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	845	619,858
5.875%	11/15/40	1,861	1,618,807
6.550%	05/01/37	1,000	947,305
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40	3,542	2,824,594

			35,663,128

Mining — 0.6%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	200	170,812
3.625%	09/11/24	220	218,841
5.750%	04/05/34	800	801,856
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.250%	09/08/30	1,335	1,351,375
5.250%	09/08/33	975	973,624
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	270	238,697
Sr. Unsec’d. Notes, 144A
6.440%	01/26/36	3,772	3,878,087
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	387	371,393
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.400%	05/08/28	1,700	1,696,896
5.634%	04/04/34	5,815	5,726,382
5.893%	04/04/54	560	538,649
6.375%	10/06/30	1,423	1,483,729
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/33	936	974,622
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
3.250%	05/13/30	380	343,128
4.200%	05/13/50	860	699,589

			19,467,680

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing — 0.0%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.150%	03/11/31(a)	1,200	$1,006,857

Oil & Gas — 1.9%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	2,003	1,701,425
Sr. Unsec’d. Notes, 144A
6.000%	06/13/33	2,565	2,580,876
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	1,955	1,893,988
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29	1,617	1,600,392
6.750%	04/15/29	3,615	3,618,366
ConocoPhillips Co.,
Gtd. Notes
5.550%	03/15/54(a)	1,000	984,973
5.700%	09/15/63	1,785	1,779,538
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	802	744,351
Diamondback Energy, Inc.,
Gtd. Notes
5.400%	04/18/34	881	872,060
5.750%	04/18/54(a)	620	600,729
6.250%	03/15/33	829	867,160
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	2,390	2,266,585
5.950%	05/15/54	1,330	1,307,722
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	730	697,460
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.227%	03/19/40	2,193	1,930,895
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	2,130	2,125,222
6.000%	01/15/40	3,312	3,422,382
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/34	3,170	3,227,389
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	08/15/29	1,535	1,392,452
4.625%	06/15/45	1,660	1,307,624
6.200%	03/15/40	1,803	1,800,633
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33(a)	820	845,221
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	691	658,108

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Phillips 66 Co.,
Gtd. Notes
3.150%	12/15/29(a)	3,120	$2,825,830
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	3,160	2,646,991
2.150%	01/15/31	3,665	3,078,225
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	1,833	1,596,317
6.875%	09/19/33	2,635	2,780,082
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	4,241	3,895,244
5.375%	02/01/29	202	195,876
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	1,649	1,192,359
TotalEnergies Capital SA (France),
Gtd. Notes
5.488%	04/05/54	2,595	2,555,440
5.638%	04/05/64	1,790	1,791,763

			60,783,678

Packaging & Containers — 0.3%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.650%	01/15/34(a)	6,500	6,373,032
5.800%	06/15/31	1,730	1,730,271
Smurfit Kappa Treasury ULC (Ireland),
Gtd. Notes, 144A
5.438%	04/03/34(a)	1,620	1,602,601

			9,705,904

Pharmaceuticals — 2.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	3,789	3,288,010
4.250%	11/21/49	1,668	1,388,134
4.400%	11/06/42	605	531,402
4.500%	05/14/35	773	728,989
4.625%	10/01/42	1,260	1,134,922
4.800%	03/15/29	4,700	4,672,617
5.350%	03/15/44	760	751,176
5.400%	03/15/54	380	375,989
5.500%	03/15/64	1,150	1,134,911
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	758	501,779
3.700%	03/15/52	340	249,212
3.900%	03/15/62	870	625,230
4.900%	02/22/29	649	647,658
5.100%	02/22/31	510	511,777
5.200%	02/22/34(a)	473	472,108
5.550%	02/22/54(a)	3,125	3,080,084
5.650%	02/22/64	2,390	2,335,286
6.250%	11/15/53	2,275	2,443,733

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
6.400%	11/15/63	370	$401,025
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.450%	02/15/34	1,700	1,693,541
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	4,557	3,888,858
2.800%	05/15/30	2,207	1,944,914
5.125%	02/15/34	900	883,788
Cigna Group (The),
Sr. Unsec’d. Notes
5.600%	02/15/54	2,000	1,915,842
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	3,287	2,182,790
3.250%	08/15/29	307	278,608
4.780%	03/25/38	2,847	2,541,965
5.700%	06/01/34	3,200	3,190,941
5.875%	06/01/53	2,720	2,605,141
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	404	366,422
Merck & Co., Inc.,
Sr. Unsec’d. Notes
5.000%	05/17/53	280	263,509
5.150%	05/17/63	385	365,286
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33(a)	737	718,566
5.300%	05/19/53	387	374,294
5.340%	05/19/63	6,455	6,099,051
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	1,495	1,071,401
5.300%	07/05/34	3,300	3,279,814
5.650%	07/05/44	1,185	1,166,861
5.650%	07/05/54	990	971,735
5.800%	07/05/64	1,000	981,515
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	3,909	3,292,780
4.700%	02/01/43	1,200	1,069,506

			66,421,170

Pipelines — 2.1%
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	1,435	1,326,731
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	2,707	2,308,367
4.500%	10/01/29	5,715	5,443,148
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	1,637	1,589,580

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.042%	08/15/28	401	$410,025
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	515	525,911
6.036%	11/15/33	938	958,386
Enbridge, Inc. (Canada),
Gtd. Notes
5.300%	04/05/29	2,000	2,000,450
Sub. Notes, Series NC5
8.250%(ff)	01/15/84	1,690	1,753,375
Energy Transfer LP,
Gtd. Notes, 144A
5.625%	05/01/27	1,365	1,359,825
6.000%	02/01/29	4,126	4,157,630
7.375%	02/01/31	4,775	4,979,176
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,648	1,630,538
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,400	1,384,903
Sr. Unsec’d. Notes
5.750%	02/15/33	1,390	1,401,760
6.400%	12/01/30	1,060	1,113,913
6.550%	12/01/33	824	871,871
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	583	571,844
EnLink Midstream LLC,
Gtd. Notes
5.375%	06/01/29(a)	4,183	4,083,944
Gtd. Notes, 144A
5.625%	01/15/28(a)	1,110	1,100,825
Enterprise Products Operating LLC,
Gtd. Notes, Series H
6.650%	10/15/34	1,565	1,717,680
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/31	1,375	1,287,173
6.375%	04/01/29	2,035	2,055,118
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.625%	03/31/36	400	325,875
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30	424	389,300
5.500%	10/15/30(a)	3,190	3,080,829
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	750	629,405
5.000%	08/15/42	1,145	1,000,634
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
5.400%	02/01/34	7	6,892
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	3,155	3,110,014

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
5.500%	06/01/34	3,625	$3,569,652
5.650%	03/01/53	990	930,144
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	972	950,070
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	500	331,190
4.300%	01/15/49	360	287,705
ONEOK, Inc.,
Gtd. Notes
6.100%	11/15/32	306	316,399
6.625%	09/01/53	2,000	2,135,654
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	1,475	1,423,232
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
6.100%	06/01/40	650	658,030
Transcanada Trust (Canada),
Gtd. Notes, Series 16-A
5.875%(ff)	08/15/76	1,200	1,174,560
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.250%	02/01/50	1,205	1,048,518
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.300%	08/15/28	3,840	3,851,442

			69,251,718

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	1,537	1,442,279
5.200%	02/15/29	2,745	2,734,771
5.450%	02/15/34(a)	1,500	1,487,327
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	211	188,139
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	626	517,680
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.650%	09/01/27	1,935	1,839,561
4.300%	02/15/29	1,000	954,643
5.000%	01/11/28	888	877,150
5.600%	06/01/29	2,450	2,470,988
Equinix Europe 2 Financing Corp. LLC,
Gtd. Notes
5.500%	06/15/34	2,720	2,715,350
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	1,247	1,094,395
2.650%	03/15/32	459	378,931

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.000%	01/15/30	349	$309,321
5.500%	04/01/34	670	664,208
Extra Space Storage LP,
Gtd. Notes
5.500%	07/01/30	1,531	1,541,879
5.900%	01/15/31(a)	4,980	5,085,534
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34	1,860	1,967,603
NNN REIT, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	410	254,980
5.500%	06/15/34	660	654,003
5.600%	10/15/33	530	527,643
Prologis LP,
Sr. Unsec’d. Notes
1.750%	07/01/30	428	354,051
5.125%	01/15/34(a)	1,525	1,504,816
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,264	1,134,394
3.700%	06/15/30	995	915,625
UDR, Inc.,
Gtd. Notes, MTN
4.400%	01/26/29	1,705	1,643,525
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	4,225	3,730,208
4.000%	03/01/28	360	343,479
4.750%	11/15/30(a)	740	711,371
5.625%	07/01/34(a)	3,600	3,565,004
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29	650	567,774
3.100%	01/15/30	591	529,528
4.125%	03/15/29(a)	2,310	2,207,267
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	2,682	2,224,564
2.450%	02/01/32	388	314,509
3.850%	07/15/29(a)	1,743	1,627,148

			49,079,648

Retail — 0.5%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
1.800%	02/10/31(a)	1,500	1,201,520
2.800%	02/10/51	1,052	626,934
AutoZone, Inc.,
Sr. Unsec’d. Notes
5.400%	07/15/34	2,300	2,274,740
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
6.300%	10/10/33(a)	2,660	2,746,168
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	1,615	927,098

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
3.300%	04/15/40	567	$441,369
3.350%	04/15/50(a)	620	440,830
4.850%	06/25/31	1,680	1,666,499
4.950%	06/25/34	1,620	1,603,521
5.300%	06/25/54	540	527,228
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	1,160	795,501
5.625%	04/15/53	1,375	1,331,437
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.450%	08/14/53(a)	2,861	2,764,244
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	646	506,197

			17,853,286

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Non-Preferred Notes, 144A
6.557%(ff)	10/18/27	2,635	2,686,893

Semiconductors — 0.8%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
4.800%	06/15/29	940	938,569
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	6,775	5,424,199
3.419%	04/15/33	1,136	979,070
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49	1,938	1,299,528
KLA Corp.,
Sr. Unsec’d. Notes
4.700%	02/01/34	2,036	1,978,352
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31	1,976	1,703,523
Sr. Unsec’d. Notes
5.750%	02/15/29	3,404	3,475,020
5.950%	09/15/33	4,819	4,975,967
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29(a)	598	564,267
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.000%	03/14/53	458	428,920
5.150%	02/08/54	1,930	1,846,030
TSMC Arizona Corp. (Taiwan),
Gtd. Notes
3.875%	04/22/27	1,072	1,036,397
Xilinx, Inc.,
Gtd. Notes
2.375%	06/01/30	1,113	962,034

			25,611,876

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software — 0.6%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	1,396	$1,140,033
2.950%	02/15/51	1,476	952,858
Intuit, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/33	1,876	1,884,685
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/50	1,849	1,163,920
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28(a)	745	673,565
3.600%	04/01/40	999	767,850
3.600%	04/01/50	4,253	2,969,824
3.950%	03/25/51	356	263,157
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	4,789	4,307,170
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.950%	03/28/28	427	423,001
5.400%	06/12/29	370	372,163
5.600%	06/12/34	3,315	3,305,930
VMware LLC,
Sr. Unsec’d. Notes
4.700%	05/15/30	2,350	2,273,669

			20,497,825

Telecommunications — 1.5%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30	200	176,125
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	4,247	3,375,791
3.500%	06/01/41	1,400	1,071,016
3.500%	09/15/53	580	393,663
3.550%	09/15/55	2,089	1,407,559
3.650%	09/15/59	1,204	808,084
3.800%	12/01/57	3,200	2,234,448
5.400%	02/15/34	1,062	1,062,034
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.300%	02/26/54	815	799,108
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	2,475	2,147,090
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,530	1,621,899
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	3,000	2,689,827
3.375%	04/15/29	7,327	6,766,665
3.500%	04/15/31	1,115	1,002,086
3.875%	04/15/30	3,545	3,314,112

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33(a)	2,173	$2,313,989
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	1,500	1,219,101
1.750%	01/20/31	5,689	4,604,195
2.355%	03/15/32	3,697	3,021,479
2.987%	10/30/56	535	327,508
4.016%	12/03/29	6,765	6,392,502
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.750%	06/28/54	705	682,626

			47,430,907

Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
6.050%	05/14/34	1,680	1,676,859

Transportation — 0.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.900%	08/01/46	410	324,702
4.150%	04/01/45	424	351,162
5.200%	04/15/54	1,990	1,910,802
5.500%	03/15/55	1,370	1,374,065
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	1,358	1,156,533
4.700%	05/01/48	1,455	1,230,020
4.950%	08/15/45	323	293,151
5.950%	05/15/37	374	386,039
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51(a)	2,417	1,423,101
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41	393	287,921
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50(a)	497	323,578
3.950%	10/01/42	586	469,654
5.950%	03/15/64	1,700	1,733,917
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.891%	04/06/36	2,535	2,042,380
4.375%	09/10/38	626	560,652
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	1,419	1,156,587

			15,024,264

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.350%	01/12/27	1,485	1,482,805

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing (cont’d.)
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
5.550%	04/03/34	1,845	$1,805,582

			3,288,387

Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
5.450%	03/01/54	1,977	1,909,356

TOTAL CORPORATE BONDS (cost $1,348,300,182)			1,349,795,660

MUNICIPAL BONDS — 0.1%
Arizona — 0.0%
City of Yuma,
Taxable, Revenue Bonds
1.269%	07/15/26	15	13,906
1.749%	07/15/28	15	13,259
2.102%	07/15/30	30	25,507

			52,672

California — 0.0%
California Statewide Communities Development Authority,
Taxable, Revenue Bonds
1.807%	02/01/30	30	25,442
1.877%	02/01/31	40	33,094
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	125	134,397
Fresno Unified School District,
General Obligation Unlimited, Taxable
1.162%	08/01/26	220	203,680
Municipal Improvement Corp. of Los Angeles,
Taxable, Revenue Bonds, Series C
1.831%	11/01/29	75	64,106
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	20	16,558
2.199%	05/01/31	201	167,855
San Jose Financing Authority,
Taxable, Revenue Bonds
1.812%	06/01/29	150	129,996
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	70	80,002
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	340	402,872

			1,258,002

Colorado — 0.0%
City & County of Denver Co. Airport System Revenue,
Taxable, Revenue Bonds, Series C
1.572%	11/15/26	75	69,464

Illinois — 0.0%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series D
1.704%	01/01/26	120	113,891

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Illinois (cont’d.)
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	111	$118,774
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	419	433,310

			665,975

Louisiana — 0.0%
Louisiana State Transportation Authority,
Taxable, Revenue Bonds, Series A
1.648%	02/15/28	30	26,798

New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, Series B
1.047%	01/01/26	230	216,223
1.483%	01/01/28	205	183,047

			399,270

New York — 0.1%
City of New York,
General Obligation Unlimited, Series D
0.982%	08/01/25	205	195,551
1.396%	08/01/27	665	598,030
Metropolitan Transportation Authority,
Revenue Bonds, Series C2
5.175%	11/15/49	80	73,202
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series D
1.920%	11/01/29	150	129,283
New York State Dormitory Authority,
Revenue Bonds, BABs, Series D
5.600%	03/15/40	90	90,611
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series F
1.000%	03/15/26	150	139,973
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	415	359,813
Taxable, Revenue Bonds
5.647%	11/01/40	145	150,409

			1,736,872

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	70	83,170

TOTAL MUNICIPAL BONDS (cost $4,314,206)			4,292,223

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
Fannie Mae Interest Strips,
Series 369, Class 12, IO
5.500%(cc)	05/25/36	83	15,138
Series 383, Class 60, IO
6.500%	10/25/37	32	6,189
Series 417, Class C11, IO
2.500%	02/25/28	792	30,092

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae REMIC,
Series 2005-057, Class NK, 30 Day Average SOFR x (4) + 21.542% (Cap 22.000%, Floor 0.000%)
0.201%(c)	07/25/35	21	$21,462
Series 2006-02, Class LY, 30 Day Average SOFR x (16) + 94.168% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	8	8,186
Series 2006-044, Class P, PO
2.778%(s)	12/25/33	16	13,476
Series 2006-20, Class IB, IO, 30 Day Average SOFR x (1) + 6.476% (Cap 6.590%, Floor 0.000%)
1.140%(c)	04/25/36	93	7,222
Series 2006-23, Class NS, 30 Day Average SOFR x (18) + 105.939% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	25	26,620
Series 2007-058, Class SV, IO, 30 Day Average SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
1.300%(c)	06/25/37	108	7,201
Series 2007-102, Class SA, IO, 30 Day Average SOFR x (1) + 6.286% (Cap 6.400%, Floor 0.000%)
0.950%(c)	11/25/37	189	10,980
Series 2007-109, Class YI, IO, 30 Day Average SOFR x (1) + 6.336% (Cap 6.450%, Floor 0.000%)
1.000%(c)	12/25/37	193	15,194
Series 2008-85, Class EB
5.000%	09/25/28	8	8,273
Series 2008-91, Class SI, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.550%(c)	03/25/38	86	2,777
Series 2009-112, Class ST, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
0.800%(c)	01/25/40	168	13,480
Series 2009-112, Class SW, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
0.800%(c)	01/25/40	111	7,643
Series 2010-35, Class SB, IO, 30 Day Average SOFR x (1) + 6.306% (Cap 6.420%, Floor 0.000%)
0.970%(c)	04/25/40	53	3,118
Series 2010-49, Class SC, 30 Day Average SOFR x (2) + 12.431% (Cap 12.660%, Floor 0.000%)
1.760%(c)	03/25/40	25	22,796
Series 2013-13, Class IK, IO
2.500%	03/25/28	242	7,538
Series 2021-86, Class T
2.500%	09/25/48	15,722	13,632,482
Series 2024-14, Class CA
5.000%	01/25/46	6,603	6,493,713
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
2.283%(s)	05/25/44	169	122,660
Series 2004-W12, Class 1PO, PO
1.326%(s)	07/25/44	112	93,290
Fannie Mae Trust,
Series 2004-W09, Class 1PO, PO
1.992%(s)	02/25/44	170	125,520

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac REMIC,
Series 2611, Class TM, 30 Day Average SOFR x (10) + 63.855% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	10		$10,297
Series 2643, Class SA, 30 Day Average SOFR x (7) + 44.756% (Cap 45.500%, Floor 0.000%)
10.091%(c)	03/15/32	4		4,772
Series 2846, Class GB
5.000%	08/15/24	—(r	)	249
Series 2922, Class SU, 30 Day Average SOFR x (2) + 14.071% (Cap 14.300%, Floor 0.000%)
3.405%(c)	02/15/35	31		31,618
Series 2990, Class SR, IO, 30 Day Average SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.202%(c)	03/15/35	78		872
Series 3126, Class AO, PO
2.025%(s)	03/15/36	13		11,580
Series 3201, Class IN, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
0.802%(c)	08/15/36	82		4,462
Series 3218, Class HS, IO, 30 Day Average SOFR x (1) + 7.086% (Cap 7.200%, Floor 0.000%)
1.752%(c)	09/15/26	38		852
Series 3237, Class BO, PO
2.908%(s)	11/15/36	166		135,574
Series 3306, Class TB, 30 Day Average SOFR + 2.864% (Cap 8.840%, Floor 0.000%)
8.198%(c)	04/15/37	9		8,721
Series 3306, Class TC, 30 Day Average SOFR + 2.324% (Cap 8.640%, Floor 0.000%)
7.658%(c)	04/15/37	8		7,621
Series 3385, Class SN, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.552%(c)	11/15/37	16		861
Series 3609, Class SA, IO, 30 Day Average SOFR x (1) + 6.226% (Cap 6.340%, Floor 0.000%)
0.892%(c)	12/15/39	210		10,090
Series 3740, Class SB, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.552%(c)	10/15/40	54		3,461
Series 3852, Class QN, 30 Day Average SOFR x (4) + 26.796% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	56		52,815
Series 3852, Class TP, 30 Day Average SOFR x (4) + 27.080% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	69		67,918
Series 4030, Class IL, IO
3.500%	04/15/27	131		2,796
Series 5195, Class CA
2.500%	12/25/47	16,032		13,874,281
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	311		11,577
Government National Mortgage Assoc.,
Series 2004-19, Class KE
5.000%	03/16/34	581		572,697

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-86, Class SP, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.647%(c)	09/20/34	81		$1,576
Series 2006-26, Class S, IO, 1 Month SOFR x (1) + 6.386% (Cap 6.500%, Floor 0.250%)
1.047%(c)	06/20/36	124		3,844
Series 2007-16, Class KU, IO, 1 Month SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.197%(c)	04/20/37	145		6,095
Series 2007-24, Class SA, IO, 1 Month SOFR x (1) + 6.396% (Cap 6.510%, Floor 0.000%)
1.057%(c)	05/20/37	361		16,400
Series 2007-58, Class SD, IO, 1 Month SOFR x (1) + 6.376% (Cap 6.490%, Floor 0.000%)
1.037%(c)	10/20/37	236		4,247
Series 2008-73, Class SK, IO, 1 Month SOFR x (1) + 6.626% (Cap 6.740%, Floor 0.000%)
1.287%(c)	08/20/38	184		8,346
Series 2008-79, Class SA, IO, 1 Month SOFR x (1) + 7.436% (Cap 7.550%, Floor 0.000%)
2.097%(c)	09/20/38	92		3,637
Series 2009-016, Class SJ, IO, 1 Month SOFR x (1) + 6.686% (Cap 6.800%, Floor 0.000%)
1.347%(c)	05/20/37	240		10,053
Series 2009-036, Class IE, IO, 1 Month SOFR x (3) + 20.285% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	471		4,782
Series 2009-065, Class LB
6.000%	07/16/39	18		18,341
Series 2009-106, Class ST, IO, 1 Month SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.547%(c)	02/20/38	182		6,277
Series 2009-106, Class XL, IO, 1 Month SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
1.297%(c)	06/20/37	118		5,616
Series 2009-127, Class IA, IO, 1 Month SOFR x (1) + 6.336% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	756		3,544
Series 2010-031, Class SK, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.647%(c)	11/20/34	115		3,546
Series 2010-085, Class ID, IO
6.000%	09/20/39	82		7,696
Series 2010-157, Class OP, PO
1.755%(s)	12/20/40	120		100,151
Series 2012-H24, Class FG, 1 Month SOFR + 0.544% (Cap 5.590%, Floor 0.430%)
5.590%(c)	04/20/60	—(r	)	447
Series 2013-184, Class KZ
2.500%	12/20/43	867		633,428
Series 2013-H04, Class BA
1.650%	02/20/63	3		2,359

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-H05, Class FB, 1 Month SOFR + 0.514% (Cap N/A, Floor 0.400%)
5.844%(c)	02/20/62	5	$4,558

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $36,142,542)			36,353,107

SOVEREIGN BONDS — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
3.717%	01/25/27	260	248,138
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200	136,188
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30	870	764,512
3.750%	01/11/28	252	238,298
3.771%	05/24/61	1,124	691,260
4.280%	08/14/41	2,969	2,305,428
4.600%	02/10/48	350	267,400
6.000%	05/07/36	4,209	4,099,566
6.338%	05/04/53	2,725	2,564,225
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	566	322,443
4.500%	04/01/56	200	129,600
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	733	517,681

TOTAL SOVEREIGN BONDS (cost $12,830,805)			12,284,739

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.6%
Federal Farm Credit Bank
0.680%	08/26/26	5,000	4,561,050
2.100%	02/25/36	6,800	5,111,591
2.350%	03/10/36	6,390	4,833,838
2.500%	04/14/36	4,000	3,068,277
2.750%	02/02/37	7,490	5,797,669
3.360%	02/23/37	20,000	16,634,654
Federal Home Loan Bank
1.750%	04/23/30	658	558,990
1.830%	03/11/30	756	631,958
1.930%	02/11/36	12,980	9,445,030
2.090%	02/22/36	10,795	7,961,340
Federal Home Loan Mortgage Corp.
2.500%	07/01/50	1,035	860,877
2.500%	07/01/50	1,951	1,632,403
2.500%	08/01/50	2,682	2,232,043
2.500%	10/01/50	5,235	4,368,911
2.500%	02/01/51	982	812,933
2.500%	02/01/51	2,035	1,692,793
2.500%	02/01/51	4,558	3,803,855
2.500%	03/01/51	5,178	4,308,861
2.500%	09/01/51	6,667	5,505,805
2.500%	10/01/51	7,386	6,099,256
2.500%	11/01/51	49,999	41,655,766

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	12/01/51	409		$338,908
2.500%	01/01/52	605		503,736
2.500%	01/01/52	22,656		18,750,860
2.500%	01/01/52	22,957		19,071,078
2.500%	03/01/52	6,735		5,516,129
2.500%	05/01/52	18,404		15,038,634
3.000%	05/01/42	28		25,071
3.000%	05/01/42	633		554,445
3.000%	07/01/42	5		4,332
3.000%	08/01/42	6		5,369
3.000%	08/01/42	8		7,049
3.000%	08/01/42	39		34,300
3.000%	10/01/42	7		5,850
3.000%	10/01/42	23		20,042
3.000%	12/01/42	7		6,495
3.000%	01/01/43	52		45,977
3.000%	02/01/43	59		51,813
3.000%	02/01/43	165		145,732
3.000%	03/01/43	392		346,022
3.000%	03/01/43	404		357,048
3.000%	06/01/43	483		426,612
3.000%	02/01/47	2,134		1,866,859
3.000%	09/01/49	2,702		2,349,072
3.000%	07/01/50	836		718,711
3.000%	08/01/50	40,634		35,341,796
3.000%	12/01/50	3,536		3,065,185
3.000%	02/01/52	19,947		17,069,125
3.000%	03/01/52	2,016		1,728,311
3.000%	03/01/52	9,365		8,100,547
3.000%	06/01/52	36,213		31,033,952
3.000%	08/01/52	22,324		19,321,147
3.500%	03/01/32	207		198,601
3.500%	11/01/48	5,514		5,007,102
3.500%	02/01/49	205		185,493
3.500%	06/01/49	19,104		17,292,545
3.500%	07/01/50	1,556		1,398,889
3.500%	04/01/52	13,457		12,031,161
4.000%	02/01/26	15		14,977
4.000%	01/01/32	150		146,011
4.000%	02/01/41	5		4,332
4.000%	02/01/41	9		8,468
4.000%	10/01/42	149		140,331
4.000%	08/01/47	6,785		6,339,172
4.000%	05/01/48	558		518,588
4.000%	07/01/48	472		439,832
4.500%	09/01/24	—(r	)	348
4.500%	08/01/30	56		55,026
4.500%	08/01/48	949		911,573
4.500%	08/01/49	3,732		3,580,049
4.500%	09/01/50	167		159,616
5.000%	06/01/30	42		41,418
5.000%	04/01/33	7		6,893
5.000%	08/01/33	1		532
5.000%	08/01/33	85		84,375
5.000%	09/01/33	—(r	)	189
5.000%	09/01/33	1		1,362
5.000%	10/01/33	—(r	)	263
5.000%	04/01/34	—(r	)	357

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	11/01/34	2		$2,077
5.000%	12/01/34	26		26,011
5.000%	12/01/34	56		54,902
5.000%	07/01/35	—(r	)	364
5.000%	11/01/35	—(r	)	4
5.000%	04/01/37	62		61,015
5.000%	01/01/39	15		14,673
5.000%	04/01/39	80		78,996
5.000%	07/01/39	7		6,586
5.000%	10/01/40	214		212,194
5.000%	03/01/49	31		30,602
5.000%	03/01/49	298		294,784
5.000%	11/01/49	435		426,346
5.000%	07/01/52	12,044		11,667,838
5.000%	09/01/52	30,816		29,845,267
5.500%	12/01/24	—(r	)	2
5.500%	04/01/27	10		9,658
5.500%	01/01/33	18		18,543
5.500%	06/01/35	133		134,004
5.500%	01/01/53	8,462		8,357,454
6.000%	01/01/53	14,321		14,384,852
6.000%	06/01/53	17,743		17,827,784
6.000%	07/01/53	4,117		4,134,885
6.000%	08/01/53	18,115		18,410,688
6.000%	10/01/53	20,079		20,429,097
6.000%	11/01/53	8,900		8,965,281
6.500%	08/01/27	24		24,427
6.500%	01/01/29	7		6,903
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.710%, Floor 2.135%)
6.189%(c)	10/01/36	13		13,467
Federal National Mortgage Assoc.
2.000%	04/01/52	3,116		2,459,069
2.500%	08/01/50	948		788,563
2.500%	09/01/50	3,312		2,764,690
2.500%	09/01/50	10,627		8,843,788
2.500%	09/01/50	23,503		19,616,170
2.500%	03/01/51	470		389,128
2.500%	07/01/51	3,925		3,251,437
2.500%	10/01/51	2,666		2,202,488
2.500%	11/01/51	18,891		15,562,758
2.500%	12/01/51	5,330		4,429,242
2.500%	04/01/52	2,673		2,209,900
2.500%	05/01/52	4,315		3,572,183
2.500%	05/01/52	22,586		18,493,753
3.000%	11/01/42	9		8,026
3.000%	12/01/42	9		7,540
3.000%	12/01/42	10		8,727
3.000%	12/01/42	16		13,772
3.000%	12/01/42	21		18,947
3.000%	12/01/42	25		21,959
3.000%	12/01/42	28		24,618
3.000%	12/01/42	91		80,616
3.000%	12/01/42	344		303,418
3.000%	01/01/43	4		3,883
3.000%	01/01/43	5		4,181
3.000%	01/01/43	5		4,520
3.000%	01/01/43	6		5,188

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/01/43	7	$5,786
3.000%	01/01/43	10	8,477
3.000%	01/01/43	11	9,806
3.000%	01/01/43	12	11,004
3.000%	01/01/43	16	13,859
3.000%	01/01/43	17	14,991
3.000%	01/01/43	25	21,739
3.000%	01/01/43	30	26,670
3.000%	01/01/43	41	36,701
3.000%	01/01/43	82	72,829
3.000%	03/01/43	9	8,287
3.000%	03/01/43	11	9,755
3.000%	03/01/43	80	71,115
3.000%	03/01/43	214	188,326
3.000%	03/01/43	655	577,492
3.000%	04/01/43	21	18,806
3.000%	04/01/43	34	30,284
3.000%	04/01/43	51	45,203
3.000%	04/01/43	93	82,181
3.000%	04/01/43	106	93,144
3.000%	04/01/43	118	104,432
3.000%	04/01/43	801	706,601
3.000%	05/01/43	38	33,549
3.000%	05/01/43	42	37,390
3.000%	05/01/43	104	91,382
3.000%	05/01/43	194	171,382
3.000%	05/01/43	202	177,908
3.000%	05/01/43	392	345,719
3.000%	03/01/44	486	427,701
3.000%	10/01/49	578	502,388
3.000%	05/01/50	435	380,295
3.000%	07/01/50	396	340,337
3.000%	07/01/50	2,930	2,557,686
3.000%	07/01/50	6,068	5,260,287
3.000%	08/01/50	837	719,838
3.000%	08/01/50	4,645	4,028,250
3.000%	09/01/50	8,939	7,750,148
3.000%	04/01/51	6,871	5,904,658
3.000%	07/01/51	22,606	19,425,030
3.000%	08/01/51	215	185,548
3.000%	08/01/51	4,719	4,055,278
3.000%	08/01/51	6,720	5,790,532
3.000%	08/01/51	12,714	11,040,759
3.000%	10/01/51	35,499	30,449,462
3.000%	11/01/51	6,148	5,302,512
3.000%	01/01/52	6,668	5,682,595
3.000%	03/01/52	2,510	2,160,254
3.000%	03/01/52	5,255	4,504,089
3.000%	03/01/52	6,907	5,919,879
3.000%	04/01/52	43,512	37,396,828
3.000%	05/01/52	8,188	7,018,580
3.000%	07/01/52	5,228	4,504,105
3.500%	08/01/32	155	147,788
3.500%	10/01/32	508	484,025
3.500%	04/01/33	61	57,473
3.500%	04/01/33	178	168,944
3.500%	05/01/33	223	211,188
3.500%	07/01/42	429	392,594

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	09/01/42	210		$192,596
3.500%	10/01/42	206		188,305
3.500%	01/01/43	265		242,099
3.500%	07/01/43	242		221,535
3.500%	08/01/45	184		166,453
3.500%	11/01/48	5,336		4,836,363
3.500%	05/01/49	3,283		2,933,578
3.500%	07/01/49	4,782		4,275,424
3.500%	07/01/50	331		296,239
3.500%	08/01/52	4,560		4,081,033
3.500%	08/01/52	4,686		4,180,051
4.000%	09/01/42	213		202,062
4.000%	10/01/42	484		451,491
4.000%	11/01/45	171		160,275
4.000%	06/01/46	285		269,529
4.000%	10/01/46	22		20,785
4.000%	10/01/46	129		120,135
4.000%	05/01/47	259		241,946
4.000%	06/01/47	280		262,414
4.000%	10/01/47	271		255,741
4.000%	10/01/47	5,011		4,675,998
4.000%	12/01/47	363		340,324
4.000%	01/01/48	841		788,092
4.000%	02/01/48	257		242,272
4.000%	02/01/48	668		625,760
4.000%	06/01/48	496		464,146
4.000%	06/01/48	532		498,345
4.000%	07/01/48	182		169,576
4.000%	07/01/48	212		197,222
4.000%	07/01/48	265		248,209
4.000%	09/01/48	596		553,716
4.000%	07/01/49	336		312,227
4.000%	11/01/50	1,987		1,850,740
4.000%	10/01/52	1,142		1,051,541
4.500%	06/01/26	33		32,623
4.500%	09/01/26	11		11,094
4.500%	10/01/42	824		793,540
4.500%	04/01/44	383		368,754
4.500%	10/01/44	1,519		1,468,382
4.500%	12/01/44	58		56,494
4.500%	04/01/47	344		332,486
4.500%	07/01/47	929		893,595
4.500%	11/01/47	418		401,945
4.500%	09/01/48	487		467,087
5.000%	07/01/25	11		10,426
5.000%	01/01/26	19		18,779
5.000%	09/01/29	27		27,266
5.000%	12/01/29	40		39,664
5.000%	02/01/35	43		42,612
5.000%	10/01/39	321		317,482
5.000%	01/01/40	449		443,704
5.000%	07/01/41	73		72,073
5.000%	10/01/43	—(r	)	290
5.000%	05/01/44	96		94,342
5.000%	12/01/44	252		248,390
5.000%	01/01/45	167		164,583
5.000%	06/01/47	16		15,345
5.000%	05/01/48	3		2,635

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	07/01/48	93	$91,969
5.000%	11/01/48	2,171	2,140,988
5.000%	02/01/49	4	4,010
5.000%	02/01/49	75	73,281
5.000%	03/01/49	3	3,103
5.000%	11/01/49	61	59,897
5.000%	11/01/49	209	204,007
5.000%	12/01/49	384	375,186
5.000%	01/01/50	222	218,692
5.000%	07/01/52	10,167	9,849,987
5.000%	12/01/52	8,829	8,555,515
5.000%	05/01/53	8,443	8,161,088
5.500%	01/01/26	2	2,450
5.500%	06/01/26	3	2,796
5.500%	05/01/28	24	23,859
5.500%	05/01/33	80	79,857
5.500%	06/01/33	22	22,232
5.500%	10/01/33	39	39,041
5.500%	01/01/34	116	116,150
5.500%	02/01/35	51	51,485
5.500%	04/01/36	26	25,923
5.500%	04/01/37	68	68,042
5.500%	01/01/38	51	50,814
5.500%	12/01/52	19,117	18,864,010
6.000%	10/01/27	26	26,173
6.000%	11/01/27	21	20,673
6.000%	04/01/28	14	14,162
6.000%	05/01/28	12	11,779
6.000%	04/01/34	5	5,292
6.000%	09/01/52	6,822	6,886,368
6.000%	12/01/52	6,789	6,833,388
6.000%	01/01/53	18,180	18,269,298
6.500%	09/01/28	12	11,889
6.500%	05/01/37	4	4,236
6.500%	11/01/53	15,577	15,928,662
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
6.449%(c)	09/01/37	31	30,842
Government National Mortgage Assoc.
2.000%	08/20/50	397	321,598
2.000%	09/20/50	615	498,012
2.000%	04/20/52	42,326	34,273,397
3.000%	09/20/46	238	210,326
3.000%	10/20/49	1,968	1,724,472
3.000%	03/20/50	3,036	2,656,046
3.000%	07/20/50	629	548,114
3.000%	02/20/51	1,353	1,179,109
3.000%	06/20/51	3,527	3,077,416
3.000%	10/20/51	23,071	20,115,724
4.000%	02/20/41	2	2,306
4.000%	10/20/41	1	563
4.000%	11/20/41	4	3,683
4.000%	04/20/42	2	1,958
4.000%	10/20/42	1	1,237
4.000%	08/20/43	20	18,644
4.000%	03/20/44	2	1,745
4.000%	05/20/44	2	2,152
4.000%	11/20/44	158	149,005

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	05/20/45	17	$15,677
4.000%	06/20/45	235	222,324
4.000%	07/20/45	728	685,191
4.500%	06/20/25	6	5,683
4.500%	11/15/39	168	163,706
4.500%	02/20/50	2,806	2,702,320
4.500%	03/20/50	593	571,142
4.500%	04/20/50	1,192	1,147,577
5.000%	04/15/25	47	46,363
5.000%	11/15/39	508	504,143
5.000%	07/15/40	123	121,355
5.000%	07/20/49	154	153,046
5.000%	08/20/52	1,363	1,329,288
5.000%	09/20/52	18,272	17,808,993
5.000%	11/20/52	18,970	18,499,370
5.000%	12/20/52	1,015	989,457
5.500%	11/20/52	12,364	12,281,534
5.500%	01/20/53	14,574	14,475,107
5.500%	04/20/53	8,897	8,830,531
6.500%	02/20/54	3,559	3,611,373
6.500%	05/20/54	11,774	11,948,809
Tennessee Valley Authority Generic Strips
4.310%(s)	05/01/25	3,891	3,705,890
Tennessee Valley Authority Principal Strips
5.004%(s)	06/15/35	600	336,938

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,079,334,049)			1,062,315,028

U.S. TREASURY OBLIGATIONS — 20.7%
U.S. Treasury Bonds
1.875%	02/15/51	5,775	3,372,059
1.875%	11/15/51	5,255	3,050,363
2.375%	11/15/49	30	19,922
2.875%	05/15/43	2,638	2,047,747
2.875%	05/15/52	1,050	769,617
3.000%	08/15/52	110	82,758
3.125%	05/15/48	65	50,537
3.375%	08/15/42	6,689	5,650,284
3.625%	08/15/43	1,840	1,598,500
3.625%	02/15/53	15,989	13,603,141
3.625%	05/15/53	2,020	1,719,209
3.750%	08/15/41	4,840	4,370,369
3.750%	11/15/43	416	367,640
3.875%	08/15/40	2,315	2,145,716
3.875%	02/15/43	12,202	11,031,371
4.000%	11/15/42	6,499	5,990,250
4.000%	11/15/52	17,103	15,582,527
4.125%	08/15/53	1,760	1,639,275
4.250%	02/15/54	42,142	40,140,255
4.375%	05/15/40	1,247	1,229,659
4.375%	08/15/43	2,100	2,027,484
4.625%	02/15/40	8,597	8,731,328
4.625%	05/15/44	6,120	6,108,525
U.S. Treasury Notes
0.375%	07/15/24	3,359	3,352,308
0.375%	09/15/24	4,390	4,345,243
0.375%	01/31/26	7,120	6,635,228
0.500%	03/31/25	2,700	2,607,504

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
0.500%	02/28/26	938	$873,439
0.625%	07/31/26	6,883	6,331,822
0.750%	03/31/26	10,960	10,221,912
0.750%	04/30/26	23,070	21,456,001
1.000%	07/31/28	2,587	2,259,785
1.125%	01/15/25(a)	49,705	48,609,937
1.250%	03/31/28	2,470	2,199,458
1.250%	06/30/28	2,600	2,300,391
1.375%	10/31/28	780	687,802
1.750%	12/31/24	341	334,993
1.750%	12/31/26	5,696	5,316,415
1.875%	08/31/24(a)(k)	20,594	20,467,303
2.500%	03/31/27	580	549,777
2.625%	05/31/27	4,434	4,205,025
2.750%	07/31/27	4,970	4,719,170
2.875%	05/15/28	13,765	13,003,623
3.000%	07/31/24	24,740	24,687,814
3.500%	02/15/33	90	84,347
3.625%	03/31/28	11,400	11,079,375
3.875%	03/31/25	20,600	20,397,219
3.875%	01/15/26	7,200	7,091,719
3.875%	11/30/27	46,212	45,331,084
3.875%	12/31/27	2,960	2,903,575
3.875%	12/31/29	5,430	5,301,886
4.000%	06/30/28	2,760	2,718,169
4.125%	10/31/27	2,376	2,349,456
4.375%	12/15/26	8,050	8,004,719
4.375%	11/30/30	11,680	11,691,863
4.375%	05/15/34	10,132	10,135,066
4.500%	11/30/24(a)	55,597	55,412,401
4.500%	11/15/25	25,584	25,426,800
4.500%	07/15/26	4,350	4,331,309
4.625%	02/28/25(a)	71,200	70,905,188
4.625%	06/30/25	6,990	6,956,142
4.625%	04/30/29	11,527	11,659,977
4.625%	05/31/31	6,009	6,106,646
4.875%	05/31/26	26,380	26,433,584
4.875%	10/31/28	5,740	5,848,073
4.875%	10/31/30	4,270	4,391,095
5.000%	10/31/25	6,830	6,830,000
U.S. Treasury Strips Coupon
4.717%(s)	11/15/40	6,486	2,975,452
4.736%(s)	02/15/41	4,165	1,890,673

TOTAL U.S. TREASURY OBLIGATIONS (cost $686,246,780)			672,749,304

TOTAL LONG-TERM INVESTMENTS (cost $3,198,724,695)			3,170,087,664

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

		Shares	Value

SHORT-TERM INVESTMENTS — 11.4%

AFFILIATED MUTUAL FUNDS — 11.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)		71,506,697	$71,506,697
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $294,407,866; includes $293,032,857 of cash collateral for securities on loan)(b)(wb)		294,587,992	294,411,240

TOTAL AFFILIATED MUTUAL FUNDS (cost $365,914,563)			365,917,937

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
5.415%	07/11/24	2,468	2,464,898
5.307%	09/24/24	3,761	3,714,519

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,179,336)			6,179,417

TOTAL SHORT-TERM INVESTMENTS (cost $372,093,899)			372,097,354

TOTAL INVESTMENTS—108.8% (cost $3,570,818,594)			3,542,185,018

Liabilities in excess of other assets(z) — (8.8)%			(286,085,834)

NET ASSETS — 100.0%			$3,256,099,184

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $287,082,945; cash collateral of $293,032,857 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(oo)	Perpetual security. Maturity date represents next call date.

(r)	Principal or notional amount is less than $500 par.

(wb)	Represents an investment in a Fund affiliated with the Manager.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,298	2 Year U.S. Treasury Notes	Sep. 2024	$265,075,937	$422,336
388	5 Year U.S. Treasury Notes	Sep. 2024	41,352,314	(41,093)
716	10 Year U.S. Treasury Notes	Sep. 2024	78,748,816	639,120
675	20 Year U.S. Treasury Bonds	Sep. 2024	79,860,938	1,060,948
337	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	42,240,844	233,147

				2,314,458

Short Position:
1,303	10 Year U.S. Ultra Treasury Notes	Sep. 2024	147,931,219	(842,129)

				$1,472,329

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$6,772,946

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$7,174,122	$—
Other	—	521,509	—
Student Loans	—	854,710	—
Commercial Mortgage-Backed Securities	—	23,747,262	—
Corporate Bonds	—	1,349,795,660	—
Municipal Bonds	—	4,292,223	—
Residential Mortgage-Backed Securities	—	36,353,107	—
Sovereign Bonds	—	12,284,739	—
U.S. Government Agency Obligations	—	1,062,315,028	—
U.S. Treasury Obligations	—	672,749,304	—
Short-Term Investments
Affiliated Mutual Funds	365,917,937	—	—
U.S. Treasury Obligations	—	6,179,417	—

Total	$365,917,937	$3,176,267,081	$—

Other Financial Instruments*
Assets
Futures Contracts	$2,355,551	$—	$—

Liabilities
Futures Contracts	$(883,222)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

U.S. Government Agency Obligations	32.6%
U.S. Treasury Obligations	20.9
Affiliated Mutual Funds (9.0% represents investments purchased with collateral from securities on loan)	11.2
Banks	10.5
Electric	5.4
Pipelines	2.1
Pharmaceuticals	2.0
Oil & Gas	1.9
Real Estate Investment Trusts (REITs)	1.5
Telecommunications	1.5
Agriculture	1.3
Healthcare-Services	1.2
Residential Mortgage-Backed Securities	1.1
Media	1.1
Auto Manufacturers	0.9
Aerospace & Defense	0.9

Insurance	0.9%
Diversified Financial Services	0.8
Semiconductors	0.8
Commercial Mortgage-Backed Securities	0.7
Biotechnology	0.7
Software	0.6
Foods	0.6
Mining	0.6
Chemicals	0.6
Retail	0.5
Gas	0.5
Beverages	0.5
Healthcare-Products	0.5
Transportation	0.5
Internet	0.4
Computers	0.4
Sovereign Bonds	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Commercial Services	0.3%
Entertainment	0.3
Packaging & Containers	0.3
Automobiles	0.2
Airlines	0.2
Machinery-Diversified	0.1
Municipal Bonds	0.1
Hand/Machine Tools	0.1
Home Builders	0.1
Environmental Control	0.1
Trucking & Leasing	0.1
Iron/Steel	0.1
Cosmetics/Personal Care	0.1
Savings & Loans	0.1
Electronics	0.1
Lodging	0.1

Water	0.1%
Toys/Games/Hobbies	0.1
Student Loans	0.1
Miscellaneous Manufacturing	0.0	*
Coal	0.0	*
Investment Companies	0.0	*
Building Materials	0.0	*
Other	0.0	*

	108.8
Liabilities in excess of other assets	(8.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$2,355,551	*	Due from/to broker-variation margin futures	$883,222	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures
Interest rate contracts	$(2,392,879)	$4,013,480	$(1,954,611)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(12,196,243)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$319,625
Options Written (2)	2,916,000

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (2)	$401,198,091
Futures Contracts - Short Positions (2)	81,809,647

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$287,082,945	$(287,082,945)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $287,082,945:
Unaffiliated investments (cost $3,204,904,031)	$3,176,267,081
Affiliated investments (cost $365,914,563)	365,917,937
Cash	85,419
Dividends and interest receivable	27,325,619
Receivable for investments sold	70
Prepaid expenses	3,352

Total Assets	3,569,599,478

LIABILITIES
Payable to broker for collateral for securities on loan	293,032,857
Payable for investments purchased	17,926,138
Accrued expenses and other liabilities	1,806,231
Due to broker-variation margin futures	734,361
Affiliated transfer agent fee payable	707

Total Liabilities	313,500,294

NET ASSETS	$3,256,099,184

Net assets were comprised of:
Partners’ Equity	$3,256,099,184

Net asset value and redemption price per share, $3,256,099,184 / 309,260,767 outstanding shares of beneficial interest	$10.53

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$80,556,171
Affiliated dividend income.	2,188,585
Income from securities lending, net (including affiliated income of $142,511)	142,513

Total income	82,887,269

EXPENSES
Custodian and accounting fees	90,601
Audit fee	35,443
Trustees’ fees	29,402
Professional fees	22,100
Insurance expense	18,156
Pricing fees	8,120
Fund data services	7,505
Shareholders’ reports	6,241
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	8,283

Total expenses	230,346

NET INVESTMENT INCOME (LOSS)	82,656,923

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(28,325))	(11,031,947)
Futures transactions	(1,954,611)
Options written transactions	4,013,480

(8,973,078)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(75,740))	(66,140,025)
Futures	(12,196,243)

(78,336,268)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(87,309,346)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,652,423)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$82,656,923	$128,469,457
Net realized gain (loss) on investment transactions	(8,973,078)	(59,813,104)
Net change in unrealized appreciation (depreciation) on investments	(78,336,268)	60,251,422

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,652,423)	128,907,775

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [0 and 309,493,079 shares, respectively]	—	3,140,730,712
Portfolio shares purchased [0 and 155,935,758 shares, respectively]	—	(1,566,015,580)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	—	1,574,715,132

TOTAL INCREASE (DECREASE)	(4,652,423)	1,703,622,907
NET ASSETS:
Beginning of period	3,260,751,607	1,557,128,700

End of period	$3,256,099,184	$3,260,751,607

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023	November 29, 2022(a) through December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.54		$10.00	$10.00
Income (Loss) From Investment Operations:
Net investment income (loss)	0.27		0.48	0.04
Net realized and unrealized gain (loss) on investment	(0.28)		0.06	(0.04)

Total from investment operations	(0.01)		0.54	—

Net Asset Value, end of period	$10.53		$10.54	$10.00

Total Return(c)	(0.09)%		5.40%	—%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,256		$3,261	$1,557
Average net assets (in millions)	$3,226		$2,716	$1,580
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.01	%(e)	0.01%	0.02	%(f)(g)
Expenses before waivers and/or expense reimbursement	0.01	%(e)	0.01%	0.02	%(f)(g)
Net investment income (loss)	5.15	%(e)	4.73%	4.79	%(f)(g)
Portfolio turnover rate(h)	40%		69%	31%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying fund in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)	Differs from calculation of net expenses presented on the Statement of Operations due to non-annualized non-recurring expenses, which eliminate the expense reimbursement for the partial period.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST PGIM FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.2%
ASSET-BACKED SECURITIES — 4.2%
Automobiles — 1.6%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A
6.022%	05/17/32		1,000	$1,000,202
Series 2024-A, Class D, 144A
6.315%	05/17/32		500	500,171
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26		200	197,598
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27		10,176	9,660,114
Series 2021-02A, Class C, 144A
2.350%	02/20/28		6,200	5,635,956
Series 2022-04A, Class A, 144A
4.770%	02/20/29		2,900	2,836,960
Series 2023-03A, Class B, 144A
6.120%	02/22/28		8,100	8,139,159
Series 2023-08A, Class A, 144A
6.020%	02/20/30		11,800	12,088,226
Series 2024-01A, Class A, 144A
5.360%	06/20/30		10,500	10,451,371
Series 2024-01A, Class B, 144A
5.850%	06/20/30		1,250	1,250,429
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32		3,088	3,109,779
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A
5.400%	06/25/30		1,300	1,282,432
Exeter Automobile Receivables Trust,
Series 2020-03A, Class D
1.730%	07/15/26		24	23,691
Series 2021-03A, Class D
1.550%	06/15/27		16,800	15,978,851
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	5,100	3,532,926
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		13,522	12,792,135
Series 2021-01, Class C, 144A
1.910%	10/17/33		1,522	1,418,355
Series 2021-02, Class C, 144A
2.110%	05/15/34		1,675	1,538,897
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		15,845	14,460,809
Series 2021-02A, Class B, 144A
2.120%	12/27/27		500	455,527
Hertz Vehicle Financing LLC,
Series 2022-02A, Class B, 144A
2.650%	06/26/28		2,400	2,180,023
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class C, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.483%(c)	05/20/32		2,250	2,249,970

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
JPMorgan Chase Bank NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28	19	$18,510
Series 2021-02, Class D, 144A
1.138%	12/26/28	39	38,987
Series 2021-02, Class E, 144A
2.280%	12/26/28	111	109,911
Series 2021-03, Class D, 144A
1.009%	02/26/29	409	399,825
Series 2021-03, Class G, 144A
9.812%	02/26/29	3,300	3,377,840
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	8,080	7,965,369
Series 2019-01A, Class B, 144A
3.950%	11/14/28	600	583,652
Series 2021-01A, Class C, 144A
1.420%	07/14/28	1,235	1,147,263
Series 2021-01A, Class D, 144A
1.620%	11/14/30	1,875	1,743,252
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	99	99,226
Series 2022-C, Class E, 144A
11.366%	12/15/32	542	553,726
Series 2023-B, Class F, 144A
12.240%	12/15/33	800	815,690
Series 2023-B, Class G, 144A
17.128%	12/15/33	900	899,853
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26	19	19,047
Series 2020-03, Class D
1.640%	11/16/26	284	281,196
Series 2021-01, Class D
1.130%	11/16/26	2,888	2,842,127
Series 2021-02, Class D
1.350%	07/15/27	3,486	3,395,356
Series 2022-05, Class C
4.740%	10/16/28	1,000	989,037
Series 2022-06, Class C
4.960%	11/15/28	700	693,788
Series 2023-06, Class C
6.400%	03/17/31	1,800	1,847,196
Series 2024-02, Class D
6.280%	08/15/31	4,000	4,057,348
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	5,450	5,159,338

			147,821,118

Consumer Loans — 0.9%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1B, 144A
5.930%	02/15/29	1,000	999,643
Series 2024-A, Class 1C, 144A
6.160%	02/15/29	1,000	996,794

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2024-A, Class 1D, 144A
6.890%	02/15/29		500	$501,627
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	1,128	810,935
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		200	187,367
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		4,534	4,155,479
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A
2.190%	08/21/34		79	78,580
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		9,385	8,763,137
Series 2021-01A, Class A1, 144A
1.550%	06/16/36		7,200	6,549,127
Series 2022-02A, Class D, 144A
6.550%	10/14/34		1,830	1,802,605
Series 2023-01A, Class D, 144A
7.490%	06/14/38		2,600	2,686,835
Series 2023-02A, Class B, 144A
6.170%	09/15/36		16,700	16,979,526
Series 2023-02A, Class C, 144A
6.740%	09/15/36		4,000	4,074,858
Series 2023-02A, Class D, 144A
7.520%	09/15/36		5,705	5,876,082
Series 2024-01A, Class A, 144A
5.790%	05/14/41		14,600	14,898,151
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		1,056	1,025,043
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		6,600	6,377,440
SoFi Consumer Loan Program Trust,
Series 2021-01, Class C, 144A
1.610%	09/25/30		1,564	1,548,699
Series 2021-01, Class D, 144A
2.040%	09/25/30		2,340	2,241,273

				80,553,201

Credit Cards — 0.1%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-03A, Class A2, 144A, SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.337%(c)	11/15/29		10,000	9,986,150

Equipment — 0.1%
Auxilior Term Funding LLC,
Series 2023-01A, Class C, 144A
6.500%	11/15/30		1,000	1,002,004
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		7,180	6,788,589

				7,790,593

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans — 0.6%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.100%(c)	05/25/34	427	$398,199
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.960%(c)	03/25/43	197	193,862
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
5.940%(c)	01/25/34	525	500,496
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	439	160,816
Home Equity Asset Trust,
Series 2003-08, Class M1, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)
6.540%(c)	04/25/34	178	174,971
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.034%(c)	03/25/54	9,336	9,412,913
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.934%(c)	05/25/54	1,125	1,134,926
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
6.534%(c)	10/25/54	2,430	2,431,311
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.160%(c)	09/25/34	285	243,936
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.360%(c)	04/25/34	283	269,474
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)
6.180%(c)	07/25/34	53	50,990
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC07, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.510%(c)	06/25/33	22	22,291
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
6.480%(c)	10/25/33	27	27,185
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.100%(c)	08/25/33	343	335,665
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	3,585	3,587,895
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	3,104	3,103,778

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63		19,125	$19,487,312
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		2,604	2,595,354
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		3,974	3,968,757
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		7,410	7,418,638

				55,518,769

Other — 0.4%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		1,839	1,862,773
Series 2023-04C, Class A, 144A
6.480%	03/20/57		5,881	5,936,017
Series 2024-01GS, Class A, 144A
6.250%	06/20/57		9,800	9,805,998
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59		17,500	17,591,000

				35,195,788

Residential Mortgage-Backed Securities — 0.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.060%(c)	02/25/34		89	84,727
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.106%(c)	10/25/34		215	206,456
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month SOFR + 0.774% (Cap N/A, Floor 0.660%)
6.120%(c)	11/25/32		89	87,626
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.510%(c)	11/25/34		62	61,733
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		6	5,304
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.801%(c)	11/25/60	EUR	1,261	1,287,639
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
7.935%(c)	06/25/34		107	104,236
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.305%(c)	01/25/35		230	223,209

Interest Rate	Maturity Date		Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.805%(c)	09/27/75	EUR	4,885		$5,167,656
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.379%(c)	09/25/34		870		865,722
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—	(r)	1
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
7.088%(c)	03/15/26^	EUR	5,704		4,565,341

					12,659,651

Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33		43		39,794

Student Loans — 0.4%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
6.785%(c)	06/25/47		8,546		8,576,018
Series 2024-EDU01, Class B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.935%(c)	06/25/47		2,441		2,450,013
Series 2024-EDU01, Class C, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.135%(c)	06/25/47		950		952,944
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		2,602		2,280,090
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,961		1,819,135
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		164		160,636
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		290		266,318
Series 2020-GA, Class A, 144A
1.170%	09/16/69		433		391,341
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A
5.240%	03/15/56		11,416		11,367,846
Series 2024-D, Class A1A, 144A
5.380%	07/05/53		5,750		5,730,908
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		3,066		2,876,601

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	5,302	$4,966,221

			41,838,071

TOTAL ASSET-BACKED SECURITIES (cost $391,706,124)			391,403,135

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.9%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A5, 144A
2.513%	06/15/54	3,000	2,521,604
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	11,950	10,041,393
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.181%(cc)	05/15/49	4,200	4,002,559
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	13,328	12,698,006
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,996	1,880,261
Series 2017-BNK08, Class A3
3.229%	11/15/50	5,466	5,094,447
Series 2018-BN13, Class A3
3.978%	08/15/61	4,700	4,502,807
Series 2018-BN13, Class A4
3.953%	08/15/61	12,920	12,222,352
Series 2019-BN18, Class A3
3.325%	05/15/62	2,005	1,816,380
Series 2019-BN20, Class A2
2.758%	09/15/62	9,496	8,458,059
Series 2019-BN24, Class A3
2.960%	11/15/62	1,737	1,536,679
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	2,931,293
Series 2021-BN34, Class A5
2.438%	06/15/63	2,109	1,701,336
Series 2021-BN35, Class A4
2.031%	06/15/64	3,000	2,443,659
Series 2021-BN36, Class A4
2.218%	09/15/64	28,300	23,279,099
Series 2022-BNK43, Class A5
4.399%	08/15/55	3,700	3,452,574
Series 2022-BNK43, Class ASB
4.502%(cc)	08/15/55	3,700	3,560,642
Series 2022-BNK44, Class A5
5.936%(cc)	11/15/55	8,000	8,240,504
BANK5,
Series 2023-05YR02, Class A3
6.656%(cc)	07/15/56	25,000	26,015,692
Series 2023-05YR03, Class A3
6.724%(cc)	09/15/56	20,000	20,907,916
Series 2023-05YR04, Class A3
6.500%	12/15/56	18,438	19,125,765

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	$1,074,311
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	458,462
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	375,853
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,610	1,360,385
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38	550	459,409
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
6.248%(c)	03/15/37	2,300	2,173,543
Series 2019-C03, Class A3
3.319%	05/15/52	5,347	4,942,767
Series 2019-C04, Class A4
2.661%	08/15/52	9,728	8,792,356
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	901,958
Series 2020-C06, Class A3
2.390%	02/15/53	4,400	3,802,419
Series 2021-C11, Class A4
2.043%	09/15/54	31,900	26,322,110
Series 2022-C17, Class A5
4.441%	09/15/55	4,400	4,152,796
Series 2022-C17, Class XB, IO
0.659%(cc)	09/15/55	55,770	2,264,658
Series 2023-05C23, Class A3
6.675%(cc)	12/15/56	30,000	31,492,209
Series 2023-C20, Class A2
6.383%(cc)	07/15/56	25,000	25,551,695
Series 2024-5C27, Class A3
6.014%	07/15/57	19,700	20,250,729
Benchmark Mortgage Trust,
Series 2018-B01, Class A4
3.402%	01/15/51	7,133	6,850,070
Series 2018-B03, Class A4
3.761%	04/10/51	8,133	7,754,833
Series 2019-B10, Class A3
3.455%	03/15/62	2,293	2,122,661
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,661,402
Series 2019-B13, Class A3
2.701%	08/15/57	11,205	9,959,217
Series 2019-B14, Class A3
3.090%	12/15/62	950	899,284
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,418,063
Series 2020-B19, Class A5
1.850%	09/15/53	10,000	8,067,057
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	14,500,358
Series 2020-B22, Class A4
1.685%	01/15/54	4,300	3,539,995
Series 2020-IG01, Class A3
2.687%	09/15/43	7,400	5,995,553

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-B28, Class A4
1.980%	08/15/54	3,000	$2,410,763
Series 2021-B29, Class A4
2.138%	09/15/54	29,800	24,378,546
Series 2023-B38, Class A2
5.626%	04/15/56	10,000	9,915,517
Series 2023-B38, Class A3
5.793%	04/15/56	15,000	15,352,576
Series 2023-B40, Class A2
6.930%	12/15/56	26,346	27,650,418
Series 2024-V06, Class XB, IO
0.977%(cc)	12/15/28	216,836	6,905,945
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.190%(c)	07/15/41	7,500	7,480,950
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)
6.792%(c)	08/15/26	8,800	8,778,000
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	2,600	2,595,868
Series 2023-05C01, Class A3
6.534%(cc)	08/15/56	25,800	26,724,365
Series 2023-C06, Class A2
6.868%(cc)	09/15/56	33,000	34,578,047
Series 2023-C07, Class A2
6.770%	12/15/56	20,000	20,913,722
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.593%(c)	09/15/38	11,000	10,821,250
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.143%(c)	09/15/38	2,650	2,606,938
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.793%(c)	09/15/38	7,960	7,820,700
Series 2023-BRK02, Class A, 144A
7.146%(cc)	10/05/38	16,700	17,315,451
Series 2023-BRK02, Class XCP, IO, 144A
0.355%(cc)	12/05/27	665,000	7,079,723
BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)
8.263%(c)	12/15/38	31,347	30,680,948
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.029%(c)	01/15/39	22,900	22,786,943
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.029%(c)	01/15/39	9,900	9,709,294
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,418,732

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-CF02, Class A4
2.624%	11/15/52	19,188	$16,934,726
Series 2019-CF02, Class A5
2.874%	11/15/52	347	299,589
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	11,194	10,605,146
Series 2017-CD05, Class A3
3.171%	08/15/50	9,443	8,823,264
Series 2018-CD07, Class A3
4.013%	08/15/51	2,884	2,730,450
Series 2019-CD08, Class A3
2.657%	08/15/57	17,236	15,270,994
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)
7.949%(c)	09/15/38	16,750	16,833,750
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	28,540	27,147,580
Series 2016-C07, Class A2
3.585%	12/10/54	10,126	9,634,664
Series 2017-C08, Class A3
3.305%	06/15/50	15,844	14,949,872
Series 2017-C08, Class A4
3.572%	06/15/50	6,200	5,838,937
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	4,354	4,103,317
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.355%(cc)	02/10/48	76,865	129,925
Series 2015-GC29, Class A4
3.192%	04/10/48	8,254	8,076,260
Series 2015-GC31, Class A3
3.497%	06/10/48	21,371	20,885,635
Series 2015-GC31, Class A4
3.762%	06/10/48	5,140	4,995,999
Series 2017-C04, Class A3
3.209%	10/12/50	25,905	24,293,994
Series 2018-C06, Class A4
4.412%	11/10/51	4,920	4,639,241
Series 2019-GC41, Class A4
2.620%	08/10/56	6,897	6,086,276
Commercial Mortgage Trust,
Series 2014-CR17, Class A5
3.977%	05/10/47	2,041	2,016,352
Series 2014-CR20, Class A3
3.326%	11/10/47	5,356	5,333,673
Series 2014-CR20, Class A4
3.590%	11/10/47	8,000	7,946,512
Series 2014-UBS06, Class A4
3.378%	12/10/47	5,050	5,022,955
Series 2015-CR22, Class A5
3.309%	03/10/48	5,025	4,923,400
Series 2015-CR25, Class A3
3.505%	08/10/48	10,012	9,809,519

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-CR26, Class A3
3.359%	10/10/48	2,572	$2,508,511
Series 2015-CR26, Class A4
3.630%	10/10/48	16,667	16,160,692
Series 2015-LC21, Class A3
3.445%	07/10/48	12,823	12,606,961
Series 2015-LC23, Class A3
3.521%	10/10/48	28,060	27,392,416
Series 2015-LC23, Class A4
3.774%	10/10/48	6,766	6,592,150
Series 2015-PC01, Class A5
3.902%	07/10/50	145	142,691
Series 2016-COR01, Class A3
2.826%	10/10/49	19,097	18,081,893
Series 2016-CR28, Class A3
3.495%	02/10/49	4,700	4,572,240
Series 2017-COR02, Class A2
3.239%	09/10/50	3,191	3,001,915
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	29,177	25,945,472
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,350	7,024,047
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	10,532	10,416,388
Series 2017-CX10, Class A4
3.191%	11/15/50	5,264	4,942,031
Series 2018-CX12, Class A3
3.959%	08/15/51	4,845	4,631,423
Series 2019-C15, Class A3
3.779%	03/15/52	5,979	5,618,937
Series 2019-C17, Class A4
2.763%	09/15/52	1,371	1,222,571
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)
7.625%(c)	05/15/35	3,097	3,043,297
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,425	1,107,512
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	15,380	14,597,928
Series 2017-C06, Class A3
3.269%	06/10/50	6,066	6,026,789
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,548,460
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	7,200	5,992,766
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)
8.110%(c)	11/15/38	7,741	7,586,170

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.773%(cc)	09/25/24	1,098	$492
Series K052, Class X1, IO
0.756%(cc)	11/25/25	58,308	388,649
Series K055, Class X1, IO
1.464%(cc)	03/25/26	11,453	226,213
Series K058, Class X1, IO
1.032%(cc)	08/25/26	187,389	2,926,853
Series K066, Class A2
3.117%	06/25/27	800	761,103
Series K097, Class X1, IO
1.219%(cc)	07/25/29	40,452	1,844,989
Series K098, Class X1, IO
1.265%(cc)	08/25/29	9,004	433,685
Series K101, Class X1, IO
0.945%(cc)	10/25/29	376	13,694
Series K115, Class X1, IO
1.424%(cc)	06/25/30	51,684	3,260,593
Series K121, Class X1, IO
1.116%(cc)	10/25/30	239	11,844
Series K122, Class X1, IO
0.967%(cc)	11/25/30	15,223	662,092
Series K131, Class X1, IO
0.829%(cc)	07/25/31	162,294	6,700,930
Series K513, Class X1, IO
0.883%(cc)	12/25/28	117,011	3,326,283
Series K736, Class X1, IO
1.405%(cc)	07/25/26	1,962	39,787
Series K741, Class X1, IO
0.650%(cc)	12/25/27	1,994	32,485
Series KG03, Class X1, IO
1.476%(cc)	06/25/30	30,969	1,957,198
Series Q001, Class XA, IO
2.101%(cc)	02/25/32	8,047	553,266
FREMF Mortgage Trust,
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	1,005,863	2,446,963
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.543%(c)	10/15/36	876	840,413
GS Mortgage Securities Trust,
Series 2014-GC24, Class A5
3.931%	09/10/47	7,987	7,954,450
Series 2014-GC26, Class A4
3.364%	11/10/47	2,446	2,436,595
Series 2015-GC34, Class A3
3.244%	10/10/48	7,392	7,187,788
Series 2015-GC34, Class A4
3.506%	10/10/48	8,500	8,135,959
Series 2015-GS01, Class A2
3.470%	11/10/48	10,799	10,472,027
Series 2016-GS03, Class A3
2.592%	10/10/49	7,690	7,290,172
Series 2017-GS06, Class A2
3.164%	05/10/50	17,718	16,594,574

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-GS06, Class A3
3.433%	05/10/50	250	$233,660
Series 2018-GS10, Class A4
3.890%	07/10/51	16,926	16,033,711
Series 2019-GC42, Class A3
2.749%	09/10/52	16,400	14,585,935
Series 2020-GC45, Class A4
2.658%	02/13/53	6,890	6,013,057
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	10,135,577
Series 2020-GSA02, Class A4
1.721%	12/12/53	989	815,960
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	2,188	2,181,950
Series 2015-C30, Class A5
3.822%	07/15/48	12,312	11,919,556
Series 2016-C01, Class A4
3.311%	03/17/49	13,608	13,167,813
Series 2020-COR07, Class A2
2.215%	05/13/53	14,725	13,885,728
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	6,220	5,928,525
Series 2017-JP07, Class A4
3.195%	09/15/50	3,000	2,801,463
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,204	1,134,800
Series 2020-COR07, Class A5
2.180%	05/13/53	5,000	3,966,245
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,079	1,031,478
Series 2016-JP02, Class XB, IO
1.246%(cc)	08/15/49	14,440	276,351
Series 2016-JP03, Class A4
2.627%	08/15/49	3,801	3,600,089
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	6,750	4,101,427
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	510	232,366
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	40,261	37,249,095
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	9,750	9,191,637
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)
8.044%(c)	04/15/38	10,234	10,125,669
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)
7.939%(c)	01/15/27	5,379	5,307,959

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48		1,865	$1,837,067
Series 2016-C29, Class A3
3.058%	05/15/49		209	200,871
Series 2017-C34, Class A3
3.276%	11/15/52		6,000	5,627,227
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49		2,800	2,639,384
Series 2016-UB12, Class A3
3.337%	12/15/49		1,335	1,263,801
Series 2016-UB12, Class A4
3.596%	12/15/49		4,848	4,569,266
Series 2017-H01, Class A4
3.259%	06/15/50		25,000	23,703,315
Series 2017-H01, Class XB, IO
0.830%(cc)	06/15/50		175,741	2,796,215
Series 2017-HR02, Class A3
3.330%	12/15/50		7,306	6,828,533
Series 2019-H07, Class A3
3.005%	07/15/52		5,625	5,085,053
Series 2019-H07, Class A4
3.261%	07/15/52		161	146,549
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		1,305	1,191,841
Series 2021-L05, Class A3
2.438%	05/15/54		3,945	3,332,586
Series 2021-L06, Class A3
2.196%(cc)	06/15/54		3,000	2,444,394
Series 2021-L07, Class A4
2.322%	10/15/54		16,100	13,326,376
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		3,800	3,217,344
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.143%(c)	03/15/36		8,350	8,111,015
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month SOFR + 2.062% (Cap N/A, Floor 1.948%)
7.391%(c)	10/15/36		17,063	16,817,373
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	217,620
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
6.984%(c)	08/17/31	GBP	236	297,848
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.334%(c)	08/17/31	GBP	12,932	16,331,000
UBS Commercial Mortgage Trust,
Series 2017-C01, Class XB, IO
1.083%(cc)	06/15/50		13,000	302,361

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C02, Class A3
3.225%	08/15/50	1,840	$1,741,644
Series 2017-C04, Class A3
3.301%	10/15/50	17,678	16,491,316
Series 2017-C07, Class A4
3.679%	12/15/50	255	238,879
Series 2018-C08, Class A3
3.720%	02/15/51	8,002	7,567,185
Series 2018-C08, Class A4
3.983%	02/15/51	463	437,302
Series 2018-C12, Class A4
4.030%	08/15/51	7,918	7,570,270
Series 2019-C16, Class A3
3.344%	04/15/52	8,947	8,394,444
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50	11,927	11,714,358
Series 2015-NXS04, Class A3
3.452%	12/15/48	14,381	14,002,470
Series 2016-BNK01, Class A2
2.399%	08/15/49	8,398	7,925,204
Series 2016-C35, Class A3
2.674%	07/15/48	3,979	3,789,850
Series 2016-C36, Class A3
2.807%	11/15/59	7,263	6,875,113
Series 2016-LC24, Class A3
2.684%	10/15/49	1,363	1,293,467
Series 2016-LC25, Class A4
3.640%	12/15/59	401	382,590
Series 2016-NXS06, Class A4
2.918%	11/15/49	15,000	14,115,463
Series 2017-C38, Class A4
3.190%	07/15/50	5,893	5,559,223
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	1,255,827
Series 2017-C41, Class A3
3.210%	11/15/50	10,244	9,593,693
Series 2017-C42, Class A4
3.589%	12/15/50	510	469,380
Series 2017-RB01, Class A4
3.374%	03/15/50	3,397	3,181,843
Series 2019-C49, Class A3
3.749%	03/15/52	9,112	8,810,234
Series 2019-C52, Class A4
2.643%	08/15/52	12,939	11,518,955
Series 2021-C59, Class A5
2.626%	04/15/54	1,296	1,086,983
Series 2021-C60, Class A3
2.061%	08/15/54	3,000	2,497,192
Series 2021-C61, Class A4
2.658%	11/15/54	2,075	1,729,473
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)
9.943%(c)	05/15/31	8,900	8,110,364

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-01CHI, Class A, 144A
5.307%(cc)	07/15/35	15,600	$15,352,503

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,643,795,246)			1,655,008,578

CORPORATE BONDS — 42.2%
Aerospace & Defense — 0.5%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,812,098
5.300%	03/26/34	10,500	10,366,171
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	2,560	2,360,701
3.250%	02/01/35	2,405	1,837,068
3.625%	02/01/31	2,108	1,844,835
3.625%	03/01/48	913	587,328
3.850%	11/01/48	685	457,016
3.900%	05/01/49	3,480	2,338,340
3.950%	08/01/59	3,995	2,545,191
5.150%	05/01/30	98	94,086
5.705%	05/01/40	3,792	3,501,384
5.805%	05/01/50	2,002	1,807,545
5.930%	05/01/60	130	116,307
Sr. Unsec’d. Notes, 144A
6.388%	05/01/31	8,700	8,855,812
6.528%	05/01/34	9,670	9,899,660
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
6.950%	01/17/28	455	467,655
Gtd. Notes, 144A
6.950%	01/17/28	860	883,919

			49,775,116

Agriculture — 1.1%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	8,565	6,165,455
6.200%	11/01/28(a)	23,190	24,037,608
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	9,460	8,469,708
3.222%	08/15/24	57	56,784
3.557%	08/15/27	1,208	1,146,321
4.742%	03/16/32	344	326,315
4.906%	04/02/30	260	253,431
6.000%	02/20/34	3,985	4,028,182
6.343%	08/02/30(a)	3,092	3,225,206
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28(a)	1,683	1,627,434
5.931%	02/02/29	9,703	9,925,444
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/13/29	1,200	1,186,470
5.125%	02/15/30	35,075	34,949,449

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	6,196	$6,046,724
7.000%	08/04/41	415	426,627

			101,871,158

Airlines — 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	319	300,764
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	203	203,070
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	737	728,495
4.750%	10/20/28	17,160	16,738,720
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27(a)	2,550	2,555,631
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	16,005	15,928,008
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,128	1,061,791
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	956	887,282
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	743	677,185

			39,080,946

Auto Manufacturers — 0.7%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	6,325	5,120,833
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	9,560	8,533,608
7.122%	11/07/33	2,475	2,614,302
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	2,705	2,530,381
5.150%	04/01/38	4,270	3,926,478
6.250%	10/02/43	11,450	11,403,902
6.600%	04/01/36	20	20,955
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	875	863,265
Sr. Unsec’d. Notes
2.900%	02/26/25	265	259,974
3.600%	06/21/30	3,200	2,873,933
5.800%	06/23/28(a)	10,580	10,702,331
5.950%	04/04/34(a)	4,755	4,758,093

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
6.500%	01/16/29(a)	11,075	$11,559,751
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	119,645

			65,287,451

Banks — 14.0%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
6.339%(ff)	09/18/27(a)	11,600	11,747,107
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26(a)	18,100	18,229,907
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)	735	736,024
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29	1,040	992,875
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
1.849%	03/25/26	6,600	6,180,077
5.538%(ff)	03/14/30	7,200	7,131,073
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	10/23/24(oo)	99	98,915
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32(a)	37,550	30,751,648
2.572%(ff)	10/20/32(a)	200	165,889
2.687%(ff)	04/22/32	1,595	1,348,755
5.288%(ff)	04/25/34	10,195	10,088,508
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,270	10,923,090
2.496%(ff)	02/13/31	48,784	42,153,153
3.194%(ff)	07/23/30	2,435	2,209,917
3.824%(ff)	01/20/28	2,725	2,627,238
4.078%(ff)	04/23/40	14,560	12,364,489
4.271%(ff)	07/23/29	1,152	1,109,749
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40,795	34,533,328
Sub. Notes, MTN
4.450%	03/03/26	6,250	6,144,093
Sub. Notes, Series L, MTN
3.950%	04/21/25	1,850	1,823,073
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31(a)	11,025	9,347,395
5.501%(ff)	08/09/28(a)	9,050	9,028,264
5.829%(ff)	05/09/27	2,110	2,113,168
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29(a)	2,055	2,009,125
Sub. Notes
4.836%	05/09/28	1,090	1,052,940
7.119%(ff)	06/27/34(a)	30,205	31,969,939
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	4,855	4,532,633

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
1.675%(ff)	06/30/27	1,840	$1,695,880
1.904%(ff)	09/30/28(a)	5,100	4,545,235
2.159%(ff)	09/15/29	7,225	6,299,368
2.219%(ff)	06/09/26	2,685	2,594,397
2.871%(ff)	04/19/32	1,565	1,309,000
3.132%(ff)	01/20/33	2,835	2,380,928
3.375%	01/09/25	305	301,033
5.497%(ff)	05/20/30(a)	7,390	7,347,844
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	5,500	4,809,650
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30	4,940	4,881,920
5.335%(ff)	06/12/29(a)	1,605	1,604,136
BPCE SA (France),
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	285	266,648
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,275	1,257,782
4.875%	04/01/26(a)	365	357,615
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.684%(ff)	09/13/27	14,890	15,160,834
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	10,800	10,950,089
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	13,975	11,645,251
2.572%(ff)	06/03/31	25,355	21,752,966
2.666%(ff)	01/29/31(a)	16,065	13,975,424
2.976%(ff)	11/05/30	6,450	5,744,735
3.057%(ff)	01/25/33	4,240	3,595,552
3.668%(ff)	07/24/28	675	643,357
3.700%	01/12/26	655	638,014
3.785%(ff)	03/17/33	2,210	1,969,927
3.887%(ff)	01/10/28	2,335	2,255,084
3.980%(ff)	03/20/30	15,620	14,737,265
4.075%(ff)	04/23/29(a)	24,921	23,883,596
Sub. Notes
4.125%	07/25/28	15	14,389
4.600%	03/09/26	1,105	1,087,420
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29	4,460	4,574,037
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26	7,920	7,628,745
Danske Bank A/S (Denmark),
Sr. Preferred Notes, 144A, MTN
6.259%(ff)	09/22/26(a)	16,605	16,716,328
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,246	2,073,156
3.961%(ff)	11/26/25	1,140	1,130,009
6.720%(ff)	01/18/29	11,160	11,495,002
Sr. Non-Preferred Notes, SOFR + 1.219%
6.586%(c)	11/16/27	2,560	2,545,930

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
3.729%(ff)	01/14/32	965	$813,996
3.742%(ff)	01/07/33	6,345	5,192,402
7.079%(ff)	02/10/34	12,536	12,707,768
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,995	2,860,566
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29(a)	4,000	4,101,574
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27(a)	1,525	1,422,847
1.992%(ff)	01/27/32(a)	11,456	9,306,819
2.383%(ff)	07/21/32	50,770	41,723,083
2.600%	02/07/30	2,695	2,361,338
2.615%(ff)	04/22/32	5,603	4,709,831
2.650%(ff)	10/21/32	3,260	2,711,114
3.500%	04/01/25	435	428,441
3.750%	02/25/26(a)	1,335	1,300,993
3.814%(ff)	04/23/29(a)	74,490	70,662,409
3.850%	01/26/27	3,205	3,097,428
4.017%(ff)	10/31/38	7,432	6,321,639
4.223%(ff)	05/01/29	13,345	12,845,913
Sub. Notes
6.750%	10/01/37(a)	540	583,076
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)(a)	200	186,942
4.700%(ff)	03/09/31(oo)	341	289,424
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26	455	447,255
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29(a)	26,409	26,955,886
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27(a)	700	655,299
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	3,970	3,960,369
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	18,645	18,399,575
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	565	549,621
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	62,094	50,547,148
2.069%(ff)	06/01/29	8,300	7,382,341
2.525%(ff)	11/19/41	23,066	15,741,676
2.545%(ff)	11/08/32(a)	1,806	1,505,778
2.580%(ff)	04/22/32(a)	9,460	7,987,300
2.739%(ff)	10/15/30	214	189,323
2.963%(ff)	01/25/33	450	383,608
3.300%	04/01/26	650	629,282
3.509%(ff)	01/23/29	87	82,271
3.782%(ff)	02/01/28	1,715	1,652,351
3.960%(ff)	01/29/27	545	532,418

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.005%(ff)	04/23/29	6,715	$6,426,249
4.565%(ff)	06/14/30	657	637,775
6.087%(ff)	10/23/29(a)	68,225	70,474,858
Sub. Notes
2.956%(ff)	05/13/31	112	98,156
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26(a)	215	214,899
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	266	221,618
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.153%(ff)	07/16/30	19,910	17,907,825
5.667%(ff)	05/27/29(a)	10,430	10,511,356
Morgan Stanley,
Sr. Unsec’d. Notes
6.407%(ff)	11/01/29	25,020	26,101,270
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32(a)	6,490	5,309,186
2.699%(ff)	01/22/31(a)	86,795	76,085,358
3.772%(ff)	01/24/29	1,220	1,161,552
3.875%	01/27/26(a)	1,285	1,256,131
4.431%(ff)	01/23/30	7,195	6,955,650
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	11,265	9,054,130
1.928%(ff)	04/28/32	21,740	17,471,167
2.511%(ff)	10/20/32	2,950	2,440,481
2.943%(ff)	01/21/33(a)	6,530	5,551,208
3.125%	07/27/26	2,760	2,639,022
3.591%(cc)	07/22/28	695	660,823
5.250%(ff)	04/21/34	9,940	9,788,710
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.875%(ff)	10/20/34	10,415	11,347,661
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	9,080	8,376,288
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	1,350	1,262,104
2.889%(ff)	06/09/32	1,245	1,020,973
3.337%(ff)	01/21/33	6,695	5,541,960
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	437,242
2.696%	07/16/24	5,070	5,063,834
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34(a)	11,240	11,335,099
7.161%(ff)	10/30/29	9,640	10,235,668
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	8,620	7,800,389
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34(a)	3,905	3,959,400

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	477	$386,370
Sr. Unsec’d. Notes
3.750%	03/26/25	840	828,170
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	7,370	7,121,262
3.091%(ff)	05/14/32	1,190	1,015,962
3.126%(ff)	08/13/30	2,615	2,342,296
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26	555	532,861
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	425	359,324
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	9,935	9,826,691
6.491%(ff)	10/23/34	29,940	31,936,616
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	25,050	23,080,235
2.572%(ff)	02/11/31	28,043	24,261,642
2.879%(ff)	10/30/30	27,055	23,986,687
3.350%(ff)	03/02/33	3,235	2,808,309
5.557%(ff)	07/25/34	29,185	29,180,988
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30	119	116,644

			1,291,642,121

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40	4,245	3,744,332
4.600%	04/15/48	231	204,325
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29(a)	280	260,400

			4,209,057

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43	5,905	5,818,599
5.650%	03/02/53	4,410	4,345,486

			10,164,085

Building Materials — 0.0%
CEMEX Materials LLC (Mexico),
Gtd. Notes
7.700%	07/21/25	2,100	2,142,294
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	795	751,062

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	$214,570

			3,107,926

Chemicals — 0.8%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31	439	369,446
Braskem Idesa SAPI (Mexico),
Sr. Sec’d. Notes
6.990%	02/20/32	200	152,200
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	4,589	4,173,122
4.500%	01/31/30	665	562,923
8.500%	01/12/31	4,615	4,710,184
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	8,925	8,561,390
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	666	684,520
5.419%	11/15/48	650	673,335
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	858	846,712
FMC Corp.,
Sr. Unsec’d. Notes
5.650%	05/18/33(a)	20,000	19,700,510
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	1,622	1,536,608
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	1,480	1,344,395
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	10,100	7,383,653
MEGlobal BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	1,051	1,016,974
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30	9,592	8,498,461
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	1,379	1,191,973
4.500%	10/22/25	479	469,719
5.125%	06/23/51	419	315,429
6.750%	05/02/34	4,591	4,711,514
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26	1,311	1,221,459
2.875%	05/11/31(a)	1,242	1,026,591

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26(a)		1,783	$1,678,806
6.500%	09/27/28(a)		1,030	980,109
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		5,020	4,364,137
4.750%	06/01/28		830	809,043

				76,983,213

Commercial Services — 1.3%
Brown University,
Bonds, Series A
2.924%	09/01/50(a)		10,165	7,002,885
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		165	109,779
4.700%	11/01/2111		220	187,944
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	4,377	4,514,695
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		1,558	1,482,047
Duke University,
Unsec’d. Notes, Series 2020
2.757%	10/01/50		4,250	2,792,606
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	06/01/28		12,055	12,004,387
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		12,861	12,298,335
3.800%	11/01/25		3,545	3,467,280
4.500%	02/15/45		625	543,184
4.900%	05/01/33		34,470	33,542,350
7.000%	10/15/37		2,200	2,487,524
Georgetown University (The),
Sr. Unsec’d. Notes
5.115%	04/01/53(a)		2,830	2,789,499
Unsec’d. Notes, Series A
5.215%	10/01/2118		188	172,956
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		1,775	1,739,728
2.900%	05/15/30		266	231,680
2.900%	11/15/31		78	65,246
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60		830	524,120
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		1,310	1,054,807
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116(a)		4,103	3,020,779
4.678%	07/01/2114		804	712,391

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	3,325	$2,182,511
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	1,210	763,681
3.150%	07/15/46	1,030	758,955
3.300%	07/15/56	120	86,111
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020
2.516%	07/01/50	25,000	16,152,839
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	100	68,152
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	80	61,018
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	80	47,737
Unsec’d. Notes, Series 2017
3.841%	10/01/47	970	797,371
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	1,620	1,310,788
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	590	492,870
2.402%	04/15/50(a)	6,500	4,045,692

			117,511,947

Computers — 0.2%
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	2,425	1,996,783
4.375%	05/15/30	9,500	8,977,686
5.750%	03/15/33	3,550	3,579,415

			14,553,884

Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32(a)	250	223,818

Diversified Financial Services — 0.6%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	700	652,223
BOC Aviation Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27	200	189,122
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.624%(ff)	10/30/31	14,640	16,102,946
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series K
5.000%(ff)	06/01/27(oo)	372	356,259

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, SOFR Index + 1.050%
6.421%(c)	03/03/27		5,760	$5,806,726
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		3,830	3,777,625
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		5,035	4,069,468
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,670	1,375,196
2.710%	01/22/29(a)		7,920	7,048,988
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34		6,800	6,831,954
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30(a)		1,900	1,742,063
6.150%	12/06/28		200	204,563
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30(a)		250	229,219
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,150	1,105,120
3.350%	05/16/31		400	347,500
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26		91	87,729
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26		4,089	3,812,395

				53,739,096

Electric — 1.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47		1,575	1,127,961
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46		111	88,054
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		975	796,289
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.950%	11/01/32		131	134,151
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		775	694,042
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.413%	09/01/52		200	200,917
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48		590	462,016
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50(a)		1,510	1,381,262

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Comision Federal de Electricidad (Mexico),
Gtd. Notes
4.688%	05/15/29	4,000	$3,732,500
Gtd. Notes, 144A
3.348%	02/09/31	2,663	2,194,478
3.875%	07/26/33	244	195,224
4.688%	05/15/29	7,063	6,590,662
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	361,232
4.000%	03/01/48	775	602,465
4.350%	11/15/45	1,080	905,622
6.450%	01/15/38	715	773,618
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	1,020	780,745
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	405	384,430
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	3,025	2,998,868
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82	7,865	7,062,262
Sr. Unsec’d. Notes
2.650%	09/01/26	1,385	1,309,757
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	3,535	3,342,272
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	3,505	3,473,937
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	690	510,606
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	300	280,015
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	2,255	2,029,737
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	2,931	2,838,791
Sr. Unsec’d. Notes
7.125%	02/11/25	200	199,250
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	3,857	3,842,536
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	1,773	1,782,419
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	11,777	11,839,565
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	9,140	8,961,357

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	915	$725,348
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25	780	768,737
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28(a)	3,263	3,051,378
5.150%	03/30/26	2,450	2,433,939
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	660	653,228
5.450%	07/15/44	130	121,773
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33(a)	6,430	6,401,468
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	335	382,764
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	4,155	3,545,795
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,087	1,921,344
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32(a)	310	256,133
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	1,364	1,332,800
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40	697	679,975
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,515	1,102,492
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	3,164	2,992,746
2.450%	12/02/27	2,625	2,369,961
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26	850	833,797
Oglethorpe Power Corp.,
First Mortgage
3.750%	08/01/50	705	500,211
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	1,250	944,065
Pacific Gas & Electric Co.,
First Mortgage
3.000%	06/15/28	152	138,981
3.300%	08/01/40	469	333,500
3.950%	12/01/47	2,590	1,851,824
4.250%	03/15/46	900	676,853

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
4.500%	07/01/40		7,355	$6,062,446
4.750%	02/15/44		13,195	10,784,813
4.950%	07/01/50		3,780	3,121,816
PacifiCorp,
First Mortgage
3.300%	03/15/51		2,500	1,619,419
4.100%	02/01/42		2,239	1,761,470
4.125%	01/15/49		6,000	4,553,654
4.150%	02/15/50		8,310	6,345,117
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		2,120	1,604,201
First Ref. Mortgage
4.800%	10/15/43		910	811,957
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25	EUR	680	716,594
4.875%	07/17/49		200	164,914
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	2,376	2,115,975
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30(a)		5,685	5,220,030
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		375	301,448
Sempra,
Jr. Sub. Notes
4.125%(ff)	04/01/52(a)		6,217	5,732,911
Southern California Edison Co.,
First Ref. Mortgage
3.900%	12/01/41		1,492	1,162,390
4.000%	04/01/47		6,075	4,649,142
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		345	319,096
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		6,355	6,073,401

				169,016,946

Electronics — 0.1%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.750%	08/09/26		7,470	6,894,186

Engineering & Construction — 0.3%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26		439	421,918
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		2,665	2,501,769
4.250%	10/31/26		2,251	2,163,414
5.500%	10/31/46		1,883	1,561,125
5.500%	07/31/47		20,583	17,051,729

				23,699,955

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment — 0.4%
GENM Capital Labuan Ltd. (Malaysia),
Gtd. Notes, 144A
3.882%	04/19/31	307	$268,625
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	8,984	7,301,033
5.141%	03/15/52	36,810	28,644,923

			36,214,581

Foods — 0.5%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	3,485	2,842,407
3.625%	01/15/32	225	193,010
5.125%	02/01/28	2,700	2,664,440
5.750%	04/01/33	73	73,047
Gtd. Notes, 144A
6.750%	03/15/34	13,741	14,517,449
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	1,252	1,019,469
4.625%	10/01/39	920	815,284
5.000%	06/04/42	2,032	1,837,248
6.500%	02/09/40	2,950	3,148,721
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	815	662,950
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32(a)	3,775	3,194,064
4.250%	04/15/31	8,245	7,501,458
6.250%	07/01/33	6,570	6,672,258

			45,141,805

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/30/29	5,000	4,654,687
4.500%	08/01/24	225	223,810
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	1,220	1,252,411
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30	1,557	1,420,763

			7,551,671

Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	641	597,203
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	405	413,113
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	139	131,025

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30		179	$164,280
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	1,921,005
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,550	1,271,685

				4,498,311

Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26		5,930	5,956,120
6.050%	04/15/28(a)		74	74,883

				6,031,003

Healthcare-Products — 0.0%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30		200	174,288
2.750%	09/23/26		200	189,132
5.375%	12/06/32(a)		200	200,340
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	995	744,793
2.250%	03/07/39	EUR	339	298,395
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	440,536
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	1,340	1,046,627
1.875%	10/01/49	EUR	885	636,348

				3,730,459

Healthcare-Services — 1.6%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51		1,382	893,235
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		105	76,649
4.272%	08/15/48		1,320	1,137,202
Unsec’d. Notes, Series 2020
2.211%	06/15/30		1,455	1,252,225
3.008%	06/15/50		2,445	1,654,896
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,043	871,299
6.750%	12/15/37		2,170	2,318,149
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		315	262,779
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29		745	660,505

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
3.106%	11/15/39	2,480	$1,918,804
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50	1,411	1,120,124
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31	1,190	983,863
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	415	363,420
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	8,230	8,162,740
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.950%	12/15/34	5,100	5,312,976
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41	4,200	2,943,620
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	93	88,078
4.375%	03/15/42	447	366,633
4.500%	02/15/27	10,265	10,032,228
5.375%	02/01/25	1,405	1,399,926
5.625%	09/01/28	42	42,368
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30	12,560	10,599,730
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	1,085	885,609
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	3,785	3,164,716
Gtd. Notes, Series 2019
3.266%	11/01/49	80	57,016
Unsec’d. Notes, Series 2021
2.810%	06/01/41	965	696,513
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	1,490	1,251,855
Unsec’d. Notes, Series 2021
3.196%	11/15/61	2,225	1,484,191
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	4,415	2,985,570
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	3,325	2,098,736
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50	885	564,141
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	835	679,700

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	5,095	$3,663,157
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,810	8,550,021
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	245	171,206
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	2,276	1,665,925
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	150	131,723
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52(a)	2,155	1,373,679
Sec’d. Notes, Series 2042
2.719%	01/01/42	2,720	1,894,812
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	949	901,684
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes
5.403%	10/01/33	19,125	19,034,146
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31(a)	2,686	2,298,086
3.500%	03/30/25	1,650	1,622,922
5.750%	01/30/40	1,126	1,086,032
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	6,644	6,667,608
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	355	303,047
Sec’d. Notes, Series 2019
3.372%	11/15/51	235	168,483
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	740	546,922
4.625%	11/15/41	2,575	2,326,798
5.200%	04/15/63(h)	33,730	31,311,753
UPMC,
Sec’d. Notes
5.377%	05/15/43	1,870	1,873,900
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	315	280,225

			152,201,625

Insurance — 0.6%
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	212	198,985

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46	950	$860,703
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	1,185	1,086,656
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29	420	398,084
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.900%	04/05/32	184	164,797
4.350%	04/05/42	27	22,276
4.400%	04/05/52	78	61,406
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44	2,230	1,955,994
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	17,542	15,293,756
4.850%	04/17/28(a)	2,983	2,928,484
5.625%	08/16/32	2,062	2,033,615
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	26,283	25,636,494
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	730	746,288
7.000%	06/15/40	1,625	1,758,952
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50	1,310	1,005,885
5.000%	03/30/43	250	223,229
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59	596	407,237
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	80	70,938
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	510	556,915
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	2,915	2,585,596
6.850%	12/16/39	84	93,583

			58,089,873

Internet — 0.1%
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27	1,840	1,787,100
Sr. Unsec’d. Notes
4.193%	01/19/32	200	176,812
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	200	177,437

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Internet (cont’d.)
United Group BV (Slovenia),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	4,900	$4,927,207
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	6,025	6,307,100

				13,375,656

Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		135	119,563
3.450%	04/15/30		805	735,420

				854,983

Lodging — 0.2%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		1,810	1,738,731
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29		2,150	2,127,133
5.450%	09/15/26		7,660	7,689,115
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		1,610	1,562,301
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28		1,065	1,043,098
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28(a)		1,068	999,648

				15,160,026

Machinery-Diversified — 0.3%
CNH Industrial Capital LLC,
Gtd. Notes
4.550%	04/10/28		10,940	10,697,322
5.500%	01/12/29(a)		9,205	9,299,223
CNH Industrial NV,
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27		86	82,260
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32(a)		4,025	3,302,938
Nordson Corp.,
Sr. Unsec’d. Notes
5.600%	09/15/28(a)		3,110	3,147,538
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28		1,345	1,318,776

				27,848,057

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51		750	457,832
3.900%	06/01/52		13,070	8,191,612

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
4.800%	03/01/50	300	$220,510
5.050%	03/30/29(a)	7,445	7,159,653
5.375%	04/01/38	2,955	2,579,910
5.375%	05/01/47	1,805	1,442,893
6.384%	10/23/35	6,090	5,936,686
6.484%	10/23/45	5,888	5,385,520
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	5,035	4,091,560
5.500%	05/15/64	19,010	18,291,907
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	20,090	20,195,563
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	4,225	3,490,818
3.150%	08/15/24	845	841,875

			78,286,339

Mining — 1.4%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	366,692
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,835	4,940,813
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.250%	09/08/30(a)	14,490	14,667,731
5.250%	09/08/33	15,000	14,978,837
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32	3,282	3,176,156
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	925	896,830
Sr. Unsec’d. Notes
6.250%	07/15/33	49,540	51,584,134
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	17,476	14,903,482
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
3.250%	05/13/30	4,619	4,170,806
5.350%	03/15/34(a)	17,640	17,608,420
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	4,309	3,889,221

			131,183,122

Miscellaneous Manufacturing — 0.2%
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	13,010	11,123,621
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31(a)	5,450	4,557,665

			15,681,286

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,295	$1,290,532
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	675	686,911

			1,977,443

Oil & Gas — 2.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	16,405	13,935,040
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26(a)	4,506	4,187,966
3.750%	01/15/30	10,000	9,146,344
5.600%	06/13/28(a)	7,125	7,181,352
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25(oo)	2,372	2,318,317
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	2,975	3,049,373
6.450%	06/30/33	2,760	2,898,386
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	360	252,963
5.250%	06/15/37	5,941	5,662,163
5.400%	06/15/47	693	635,229
6.750%	11/15/39	542	586,282
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	2,220	2,220,057
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	165	148,767
4.300%	11/15/44	580	492,086
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	745	691,448
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	2,910	2,707,810
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	26,444	25,261,909
6.250%	03/15/33	28,411	29,718,785
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	3,849	3,700,775
8.625%	01/19/29	11,055	11,636,493
8.875%	01/13/33	6,400	6,608,000
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	3,699	3,483,996
5.375%	03/30/28(a)	7,860	6,963,469
5.875%	03/30/31	140	118,431

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Energean PLC (Israel),
Sr. Sec’d. Notes, 144A
6.500%	04/30/27		278	$273,656
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		305	231,577
7.150%	11/15/25		3,780	3,876,291
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31		5,325	4,435,700
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		400	327,625
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	193,687
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		1,069	1,031,592
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28(a)		16,930	16,131,878
4.750%	09/15/44		136	115,955
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.500%	05/01/31		764	841,333
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
6.500%	11/07/48		200	212,498
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	4,000	4,878,566
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	3,335	4,194,231
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.625%	11/24/25	EUR	4,670	4,829,416
4.500%	01/23/26		1,088	1,033,940
4.750%	02/26/29	EUR	6,423	5,993,078
5.950%	01/28/31		5,126	4,120,022
6.490%	01/23/27		2,123	2,035,745
6.500%	03/13/27		8,317	7,921,111
6.500%	01/23/29(a)		2,335	2,107,337
6.625%	06/15/35		134	101,673
6.700%	02/16/32		3,400	2,844,678
6.840%	01/23/30		5,728	5,037,203
6.875%	10/16/25		131	130,162
10.000%	02/07/33		480	480,840
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	8,395	8,189,898
Gtd. Notes, MTN
8.750%	06/02/29		195	191,466
Phillips 66 Co.,
Gtd. Notes
3.605%	02/15/25		985	971,832
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		1,690	1,415,638

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
2.150%	01/15/31(a)	6,545	$5,497,130
5.100%	03/29/26(a)	7,225	7,211,884
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31	200	171,938
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	19,302	16,809,660
6.875%	09/19/33	620	654,137
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30	650	664,625
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	270	192,823
6.500%	06/15/38	1,108	1,159,877
6.800%	05/15/38	1,385	1,476,216
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43	1,247	1,078,265

			262,670,624

Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41(a)	1,330	1,297,584

Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes
5.500%	04/15/28(a)	9,455	9,441,299

Pharmaceuticals — 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	1,230	1,213,963
4.050%	11/21/39	25,675	22,280,192
4.700%	05/14/45	1,745	1,576,195
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,875	1,836,557
4.375%	12/15/28	20,000	18,962,647
4.625%	06/25/38	625	523,068
Cencora, Inc.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	462,529
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	2,120	1,568,226
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	23,770	15,784,888
3.250%	08/15/29	16,049	14,564,771
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	2,200	1,903,358
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	537,492

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	6,760	$5,565,507
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	19,227	14,034,527

			100,813,920

Pipelines — 3.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,400	1,224,731
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	7,555	7,338,807
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	24,400	24,930,290
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	5,000	4,275,162
5.600%	04/01/44	1,900	1,813,361
5.625%	07/15/27(a)	7,900	7,982,049
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	165	138,871
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	117	114,176
5.625%	04/05/34	3,400	3,388,089
Sub. Notes
8.500%(ff)	01/15/84	15,065	16,194,875
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	3,980	3,927,712
5.300%	04/15/47	270	239,057
5.400%	10/01/47	5,353	4,788,561
5.550%	02/15/28	64	64,522
5.750%	02/15/33	197	198,667
6.000%	06/15/48	6,575	6,344,439
6.100%	12/01/28(a)	13,000	13,387,397
6.100%	02/15/42	2,565	2,522,835
6.125%	12/15/45	210	205,803
6.250%	04/15/49	2,640	2,630,012
6.400%	12/01/30(a)	7,665	8,054,854
6.550%	12/01/33	16,730	17,701,944
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41	540	556,144
6.125%	10/15/39	790	832,177
Gtd. Notes, 3 Month SOFR + 3.039%
8.385%(c)	06/01/67	12,000	11,926,725
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	2,047	2,009,811

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	6,650	$5,390,627
2.550%	07/01/30	3,725	3,221,785
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25	625	627,021
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	453,171
5.400%	09/01/44	186	170,268
5.500%	03/01/44	3,798	3,516,194
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	3,135	2,003,126
5.050%	02/15/46	5,840	5,114,781
5.550%	06/01/45	540	503,993
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	855	746,277
4.700%	04/15/48	1,145	946,398
4.875%	06/01/25(a)	1,785	1,769,547
5.200%	03/01/47(a)	6,580	5,891,375
5.500%	06/01/34	10,695	10,531,705
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	2,900	1,920,902
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	3,955	4,246,365
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,000	894,240
3.200%	03/15/25	1,875	1,839,380
3.400%	09/01/29	1,720	1,576,219
4.450%	09/01/49	1,088	855,051
4.500%	03/15/50	900	711,912
4.950%	07/13/47	1,120	957,468
5.200%	07/15/48	1,855	1,644,484
6.050%	09/01/33	16,190	16,672,596
6.350%	01/15/31	2,370	2,483,001
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	41	37,449
3.800%	09/15/30	308	281,472
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	201,375
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	261,788
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	2,255	2,029,511
6.500%	03/30/34(a)	7,522	7,962,418
6.500%	02/15/53	2,356	2,475,646

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	3,370	$3,349,116
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30(a)	12,696	11,812,480
4.500%	03/01/28	16,590	15,983,750
4.750%	08/15/28(a)	3,000	2,925,809
6.150%	04/01/33	2,140	2,186,458
6.350%	01/15/29	3,981	4,106,386
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31(a)	5,152	4,356,357
3.500%	10/15/51	2,050	1,421,366
4.000%	09/15/25	2,190	2,148,710
4.650%	08/15/32	8,280	7,871,671
4.900%	01/15/45	2,882	2,520,122
5.100%	09/15/45	575	518,509
5.150%	03/15/34	3,528	3,442,451
5.300%	08/15/28(a)	9,328	9,355,794
5.300%	08/15/52	615	569,521
5.400%	03/04/44	2,840	2,677,476
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	7,802	8,593,859

			314,568,451

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31	4,250	3,477,092

Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34(a)	2,815	2,276,592
American Tower Corp.,
Sr. Unsec’d. Notes
1.500%	01/31/28	4,250	3,723,282
3.950%	03/15/29	8,148	7,693,443
5.800%	11/15/28(a)	9,495	9,683,914
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,551,477
2.500%	08/16/31(a)	5,150	4,232,533
3.900%	03/15/27	1,305	1,253,699
4.050%	07/01/30	13,512	12,537,511
4.125%	05/15/29	3,500	3,305,361
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31	4,780	3,797,938
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	14,685	12,143,977
2.900%	12/01/33(a)	1,545	1,218,814
Crown Castle, Inc.,
Sr. Unsec’d. Notes
4.800%	09/01/28	12,380	12,121,596
5.000%	01/11/28	24,515	24,215,470

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	510	$457,368
5.250%	06/01/25	3,715	3,683,827
5.375%	04/15/26(a)	12,160	12,062,741
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31(a)	2,955	2,549,371
5.250%	12/15/32	26,330	25,857,601
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31	1,475	1,179,056
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31	4,420	3,682,957
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31	1,000	793,068
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	6,235	5,381,697
4.600%	02/01/33	2,000	1,875,866
6.400%	03/01/34	3,380	3,575,537
Realty Income Corp.,
Gtd. Notes
3.400%	01/15/30(a)	17,934	16,334,118
Sr. Unsec’d. Notes
2.700%	02/15/32	3,700	3,076,329
3.250%	01/15/31	3,100	2,739,852
3.400%	01/15/28	8,390	7,911,739
4.700%	12/15/28	7,670	7,527,697
5.125%	02/15/34	3,665	3,556,627
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	2,800	2,459,467
2.700%	07/15/31(a)	29,515	24,377,343
4.200%	04/15/32(a)	13,027	11,683,046
5.700%	01/15/33	1,860	1,831,242
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)	545	537,753
4.125%	08/15/30	20	18,166
4.250%	12/01/26	305	294,364
4.500%	09/01/26(a)	3,406	3,313,994
4.625%	06/15/25(a)	651	643,311
4.625%	12/01/29	375	354,171
5.750%	02/01/27	65	65,043
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31	20,195	17,237,633
3.100%	01/15/30	3,400	3,046,356
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	13,255	10,261,944

			278,124,891

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	2,435	$1,957,969
4.750%	06/01/30	805	769,706
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31(a)	530	425,076
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	2,910	2,794,111
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
4.375%	01/27/25	200	197,190
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	4,880	5,118,215

			11,262,267

Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31	195	164,196
3.500%	02/15/41	16,350	12,527,300
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,075	1,661,286
3.187%	11/15/36	12,390	9,799,513
3.419%	04/15/33	5,000	4,309,287
3.469%	04/15/34	163	138,915
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29(a)	7,970	8,136,283
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31(a)	3,545	2,965,003
3.400%	05/01/30	500	451,900

			40,153,683

Software — 0.4%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41(a)	4,460	3,203,070
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	16,415	15,179,999
5.450%	03/02/28(a)	5,380	5,428,355
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	17,580	12,275,922
3.950%	03/25/51	2,050	1,515,373
6.150%	11/09/29	73	76,334

			37,679,053

Telecommunications — 2.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	650	516,662
3.500%	06/01/41	14,600	11,169,165

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
3.500%	09/15/53	5,283	$3,585,727
3.550%	09/15/55	2,264	1,525,473
3.650%	09/15/59	23,320	15,651,590
4.500%	05/15/35	620	570,878
5.400%	02/15/34(a)	45,345	45,346,468
6.550%	02/15/39	7,695	8,244,403
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $93,768; purchased 11/14/23)(f)
0.000%	12/31/30^	83	99,086
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $99; purchased 11/14/23)(f)
0.000%	12/31/30^	992	1
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $11,745; purchased 11/14/23)(f)
0.000%	12/31/30^	5	2,312
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $58; purchased 11/14/23)(f)
0.000%	12/31/30^	583	1
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $1,877,570; purchased 01/29/24 - 05/15/24)(f)
10.500%	05/25/27	2,022	2,001,005
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $4,694,899; purchased 01/30/24 - 05/15/24)(f)
10.500%	11/25/28	7,156	5,702,480
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30	1,425	778,645
4.875%	06/15/29	725	419,426
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	3,720	3,711,590
10.500%	05/15/30	3,350	3,333,934
11.000%	11/15/29(a)	12,696	13,007,731
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN
5.750%	10/06/28	2,850	2,923,022
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.500%	03/15/42	377	319,598
4.550%	03/15/52	377	306,618
Sprint LLC,
Gtd. Notes
7.625%	03/01/26	365	375,034
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	85	80,791
2.250%	11/15/31	3,150	2,574,347
2.550%	02/15/31	52,681	44,719,360
2.625%	02/15/29	650	582,796
2.875%	02/15/31(a)	491	425,428
3.000%	02/15/41	926	661,762
3.875%	04/15/30	2,490	2,327,825
4.750%	02/01/28	60	59,089

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes
6.375%	09/20/28	220	$124,644
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32(a)	6,475	5,291,878
2.650%	11/20/40	8,155	5,618,562
3.400%	03/22/41	22,445	17,155,916

			199,213,247

Transportation — 0.1%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50(a)	3,555	2,554,391
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)	3,680	3,253,819
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	86	84,652
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	157	150,083

			6,042,945

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.700%	02/01/28	20,860	21,054,500

TOTAL CORPORATE BONDS (cost $3,887,314,625)			3,911,386,701

FLOATING RATE AND OTHER LOANS — 0.0%
Telecommunications
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.075%(c)	05/29/27	1,018	984,986
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.904%(c)	04/15/29	697	682,621
Term B-2, 1 Month SOFR + 6.560%
11.904%(c)	04/15/30	703	682,149
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%
7.808%(c)	04/15/29	225	154,614
Term B-2 Loan, 1 Month SOFR + 2.464%
7.808%(c)	04/15/30	230	154,629
Term Loan
—%(p)	06/01/28^	196	161,190

TOTAL FLOATING RATE AND OTHER LOANS (cost $2,853,183)			2,820,189

MUNICIPAL BONDS — 0.7%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	765	735,793

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	830	$779,577

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,270	4,612,672
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,095	4,402,837
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	236,577
7.550%	04/01/39	165	195,511
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	308,775
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	883	764,229
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	360	316,453

			10,837,054

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	998,447

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	495,762

Florida — 0.0%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	23,559
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	324,748

			348,307

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,685	1,824,429

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	325	349,272
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	568	627,809
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	70,532

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Illinois (cont’d.)
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	442	$434,238

			1,481,851

Michigan — 0.1%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	2,055	1,661,133
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	6,285	4,841,836
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52	1,122	852,658
4.454%	04/01/2122	4,350	3,603,116

			10,958,743

Missouri — 0.1%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	135	142,293
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.229%	05/15/50	5,000	3,630,651

			3,772,944

New Jersey — 0.1%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	176	187,233
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	2,240	2,553,645
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	552	646,414
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	785	790,005

			4,177,297

New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,631,289
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	675	690,506
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	405	413,509
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,048,102
5.770%	03/15/39	1,740	1,764,609

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	4,930	$4,274,409
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	895	824,194
Consolidated, Taxable, Revenue Bonds, Series 210
4.031%	09/01/48	415	343,377

			11,989,995

Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,065	1,388,009
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	2,205	1,963,046

			3,351,055

Pennsylvania — 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	190	129,738
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,245	1,319,841
Revenue Bonds, BABs, Series B
5.511%	12/01/45	2,800	2,753,341

			4,202,920

Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1
5.000%	07/01/58	755	749,939

Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	155	161,422
Taxable, Revenue Bonds
4.427%	02/01/42	1,005	940,286
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	825	582,270

			1,683,978

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	199,554
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	3,720	2,894,146

			3,093,700

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Washington — 0.1%
Washington State Housing Finance Commission,
Revenue Bonds, Series 2023-01, Class X
1.493%(cc)	04/20/37	54,432	$5,794,446

TOTAL MUNICIPAL BONDS (cost $72,531,288)			67,276,237

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.2%
Banc of America Funding Trust,
Series 2006-I, Class 4A1
4.451%(cc)	10/20/46	19	15,479
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)
9.336%(c)	07/01/26^	7,455	7,460,276
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-04, Class 3A1
5.064%(cc)	08/25/35	70	61,930
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.735%(c)	09/25/31	926	927,664
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
7.485%(c)	01/26/32	2,420	2,437,334
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.035%(c)	01/26/32	5,870	6,017,905
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64	3,972	3,451,407
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.425%(cc)	09/25/47	420	365,411
Series 2022-A, Class A1, 144A
6.170%	09/25/62	680	679,730
Series 2024-RP02, Class A1, 144A
4.100%(cc)	02/25/63	28,797	26,811,727
Series 2024-RP02, Class A2, 144A
4.197%(cc)	02/25/63	2,196	1,854,245
Series 2024-RP02, Class B1, 144A
0.000%(cc)	02/25/63	664	462,568
Series 2024-RP02, Class B2, 144A
0.000%(cc)	02/25/63	240	149,859
Series 2024-RP02, Class B3, PO, 144A
12.094%(s)	02/25/63	609	71,215
Series 2024-RP02, Class B4, PO, 144A
16.197%(s)	02/25/63	1,107	86,764
Series 2024-RP02, Class M1, 144A
4.197%(cc)	02/25/63	1,476	1,183,107
Series 2024-RP02, Class M2, 144A
0.000%(cc)	02/25/63	1,126	872,520
Series 2024-RP02, Class SA, 144A
0.000%(cc)	02/25/63	68	55,892
Series 2024-RP02, Class X, IO, 144A
0.000%(cc)	02/25/63	36,214	42,537

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.435%(c)	10/25/41	2,740	$2,819,996
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.885%(c)	10/25/41	1,541	1,547,824
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
7.235%(c)	12/25/41	2,900	2,934,457
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.585%(c)	03/25/42	3,275	3,637,691
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.585%(c)	03/25/42	730	791,783
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.435%(c)	03/25/42	1,265	1,317,651
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)
10.935%(c)	07/25/42	4,024	4,426,333
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 3.600%)
8.935%(c)	07/25/42	1,000	1,059,146
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.735%(c)	12/25/42	241	248,518
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.635%(c)	01/25/43	1,993	2,043,859
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)
8.035%(c)	07/25/43	500	522,428
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.835%(c)	10/25/43	1,295	1,303,481
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.835%(c)	10/25/43	2,990	3,081,674
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-09, Class 1A1, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.060%(c)	05/25/35	229	188,045
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
4.713%(cc)	08/25/60	1,176	1,170,484
Series 2022-JR01, Class A1, 144A
4.267%	10/25/66	2,107	2,079,469
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.035%(c)	10/25/33	1,314	1,316,237
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.785%(c)	04/25/34	500	511,368

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.335%(c)	09/26/33	3,000	$3,019,641
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
8.635%(c)	11/25/41	160	165,628
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.335%(c)	11/25/41	1,620	1,632,233
Fannie Mae REMIC,
Series 2005-54, Class ZM
4.500%	06/25/35	24	23,379
Series 2010-43, Class AH
3.250%	05/25/40	2	2,034
Series 2012-134, Class IL, IO
3.500%	12/25/32	213	21,566
Series 2014-10, Class KM
3.500%	09/25/43	7	6,371
Series 2014-35, Class CA
3.500%	06/25/44	4	3,382
Series 2017-33, Class LB
3.000%	05/25/39	9	7,914
Series 2018-16, Class MB
3.500%	07/25/46	705	679,961
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 30 Day Average SOFR + 3.414% (Cap N/A, Floor 0.000%)
8.750%(c)	10/25/27	83	83,643
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.414% (Cap N/A, Floor 0.000%)
7.750%(c)	01/25/50	1,747	1,784,124
Series 2020-DNA02, Class B1, 144A, 30 Day Average SOFR + 2.614% (Cap N/A, Floor 0.000%)
7.950%(c)	02/25/50	2,000	2,077,500
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
11.450%(c)	08/25/50	1,841	2,115,232
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.135%(c)	10/25/50	2,165	2,477,337
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.335%(c)	12/25/50	200	216,744
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.700%(c)	09/25/50	1,036	1,160,634
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.335%(c)	11/25/50	1,965	2,211,569
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.985%(c)	01/25/51	3,825	4,055,422
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.735%(c)	08/25/33	800	893,932

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.835%(c)	10/25/33	4,706	$5,297,531
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.985%(c)	01/25/34	592	595,548
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.735%(c)	10/25/41	2,200	2,278,434
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.835%(c)	10/25/41	400	401,988
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.135%(c)	11/25/41	4,400	4,445,235
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.335%(c)	08/25/33	5,584	6,119,153
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.485%(c)	12/25/33	1,000	1,109,880
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
7.385%(c)	12/25/33	14,588	14,887,423
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.685%(c)	09/25/41	700	720,338
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.435%(c)	09/25/41	4,320	4,357,339
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.685%(c)	12/25/41	5,900	5,972,663
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
7.185%(c)	01/25/42	17,211	17,404,187
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.835%(c)	01/25/42	210	213,962
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.735%(c)	02/25/42	9,900	10,147,229
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.235%(c)	04/25/42	3,100	3,221,828
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.685%(c)	05/25/42	1,300	1,364,794
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)
9.035%(c)	09/25/42	4,500	4,792,201
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
5.261%(cc)	03/25/35	134	77,061
Freddie Mac REMIC,
Series 2906, Class GZ
5.000%	09/15/34	105	104,782

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4289, Class WZ
3.000%	01/15/44	643	$568,066
Series 4533, Class GA
3.000%	06/15/28	8	8,051
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58	8	7,095
Series 2019-03, Class MA
3.500%	10/25/58	7	6,112
Series 2019-04, Class MA
3.000%	02/25/59	9	7,987
Series 2019-04, Class MV
3.000%	02/25/59	8	7,171
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	3	2,923
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
6.724%(cc)	10/25/33	41	38,496
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month SOFR + 0.654% (Cap 10.500%, Floor 0.540%)
5.993%(c)	03/19/35	719	708,179
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.100%(c)	05/25/29	518	517,776
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.135%(c)	01/25/34	2,476	2,501,438
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
7.858%(cc)	09/25/59	8,480	8,477,077
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.210%(c)	01/25/48	129	125,448
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.385%(c)	10/25/33	198	198,294
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.235%(c)	04/25/34	6,000	6,115,808
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
6.110%(c)	06/25/57	1,640	1,587,345
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)
9.210%(c)	05/30/25	2,407	2,407,791
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.685%(c)	03/29/27	19,508	19,493,437

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
8.095%(c)	12/25/27		24,400	$24,400,000
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%	05/25/54		3,710	3,505,640
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.185%(c)	11/25/31		38	38,229
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.035%(c)	11/25/31		5,500	5,623,678
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		4,422	4,462,839
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		1	1,221
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.598%(c)	06/24/71	EUR	4,301	4,591,053
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1
5.730%(cc)	12/25/34		874	787,005
Series 2005-01, Class 2A
6.288%(cc)	02/25/35		619	573,101
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.460%(c)	10/25/59		446	453,009
Series 2020-01, Class A2B, 144A
3.250%(cc)	01/25/60		4,514	3,821,178
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68		6,437	6,030,944
Series 2021-SJ02, Class A2, 144A
2.500%(cc)	12/25/61		1,592	1,353,354
Verus Securitization Trust,
Series 2024-02, Class A1, 144A
6.095%	02/25/69		1,921	1,919,211
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)
6.300%(c)	06/25/44		591	539,097
Series 2007-HY01, Class 3A3
4.171%(cc)	02/25/37		1,728	1,417,033
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
5.923%(c)	04/25/47		1,705	1,368,153

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $280,927,563)				293,821,075

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS — 1.8%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		400	$334,625
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32		539	477,183
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49		622	510,234
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		2,441	2,052,728
5.000%	07/15/32		200	193,125
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		4,330	4,267,756
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		250	235,000
7.375%	09/18/37		800	776,400
8.000%	04/20/33		200	207,300
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		620	564,975
4.875%	09/23/32		600	538,125
5.875%	01/30/60		550	467,844
6.400%	06/05/49		250	234,297
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		1,619	1,452,041
5.300%	01/21/41		173	146,888
5.500%	02/22/29		13,629	13,160,503
5.950%	01/25/27		412	409,528
6.000%	07/19/28		2,579	2,555,789
6.000%	02/22/33		519	501,970
6.875%	01/29/26		528	533,940
7.050%	02/03/31		151	155,436
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31		372	307,365
5.500%	01/18/33(a)		400	401,860
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31		1,630	1,346,788
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.750%	06/05/35	EUR	345	279,302
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,505	1,491,904
1.100%	03/12/33	EUR	340	288,795
1.450%	09/18/26	EUR	2,679	2,718,449
1.750%	04/24/25	EUR	765	803,915
3.375%	07/30/25	EUR	4,161	4,425,586
3.500%	01/11/28		290	274,050
Sr. Unsec’d. Notes, 144A, MTN
3.750%	06/14/28	EUR	1,200	1,283,132
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	11,280	12,061,441
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.250%	03/22/30	EUR	2,968	2,892,507

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
5.875%	10/17/31	EUR	6,890	$6,647,879
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.250%	08/12/36	EUR	100	81,392
2.659%	05/24/31		2,145	1,764,263
3.500%	02/12/34		256	208,256
4.280%	08/14/41		500	388,250
4.500%	01/31/50(a)		621	467,108
4.600%	02/10/48		514	392,696
4.875%	05/19/33		2,664	2,456,208
5.400%	02/09/28		200	199,313
6.350%	02/09/35		200	201,100
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		888	860,250
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,260	1,228,106
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.392%	01/23/26		115	109,609
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,205,313
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	178,016
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		28,741	28,251,889
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	255	250,733
Sr. Unsec’d. Notes
3.000%	02/14/31		496	411,680
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		114	94,620
5.250%	11/25/27		154	151,228
6.625%	02/17/28		194	198,004
7.125%	01/17/33		218	229,718
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	55	45,907
2.375%	04/19/27	EUR	1,105	1,136,803
3.500%	04/03/34	EUR	345	309,091
3.875%	10/29/35	EUR	1,136	1,027,646
5.000%	09/27/26	EUR	6,800	7,427,308
6.000%	05/25/34		140	137,506
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	95	94,459
3.875%	10/29/35	EUR	1,269	1,147,960
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	95	65,902
2.750%	04/14/41	EUR	45	31,235
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	90	79,699
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		800	762,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	6,595	$6,005,685
1.650%	03/03/33	EUR	2,521	2,020,680
3.125%	05/15/27	EUR	16,897	17,338,079
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	2,095	1,679,225
2.125%	12/01/30		774	616,781
3.125%	05/15/27	EUR	6,140	6,300,278
6.000%	06/12/34		6,266	6,164,177
6.250%	05/26/28		2,710	2,742,181
6.500%	09/26/33		200	202,813
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.253%	03/15/35(d)		200	56,900
7.375%	09/25/34(d)		400	114,000
7.750%	09/01/24(d)		1,015	321,248
7.750%(cc)	08/01/41(d)		443	216,184
8.994%	02/01/26(d)		1,325	429,300
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	6,310	1,729,970
6.876%	05/21/31(d)		200	57,000
7.253%	03/15/35(d)		929	264,301
7.750%	09/01/24(d)		4,640	1,468,560
8.994%	02/01/26(d)		3,416	1,106,784
9.750%	11/01/30(d)		2,064	653,256

TOTAL SOVEREIGN BONDS (cost $166,276,351)				166,079,330

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.5%
Federal Home Loan Mortgage Corp.
1.500%	10/01/36		2,174	1,865,877
1.500%	05/01/51		2,215	1,662,266
2.000%	02/01/42		126	105,063
2.000%	12/01/50		12,510	9,852,677
2.000%	02/01/51		2,671	2,097,077
2.000%	03/01/51		41,053	32,242,678
2.000%	04/01/51		8,121	6,400,602
2.000%	05/01/51		92,052	72,500,820
2.000%	07/01/51		23,843	18,760,336
2.000%	02/01/52		25	19,735
2.000%	02/01/52		57	45,100
2.000%	02/01/52		66	51,888
2.500%	08/01/40		50	43,647
2.500%	12/01/50		90	74,374
2.500%	02/01/51		6,367	5,245,674
2.500%	02/01/51		25,218	20,981,250
2.500%	03/01/51		59,120	48,698,427
2.500%	04/01/51		13,931	11,380,831
2.500%	04/01/51		28,104	23,125,685
2.500%	05/01/51		1,073	891,559
2.500%	05/01/51		4,926	4,056,209
2.500%	05/01/51		60,972	49,803,174
2.500%	07/01/51		3,394	2,787,797
2.500%	08/01/51		590	490,182
2.500%	09/01/51		566	467,520
2.500%	09/01/51		976	807,556
2.500%	09/01/51		1,036	855,799

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	10/01/51	61	$50,467
2.500%	11/01/51	1,186	972,233
2.500%	12/01/51	104	86,050
2.500%	12/01/51	158	128,703
2.500%	12/01/51	1,107	913,461
2.500%	01/01/52	21,897	18,190,874
2.500%	02/01/52	765	631,661
2.500%	02/01/52	4,862	4,024,477
2.500%	03/01/52	49	41,101
2.500%	04/01/52	474	388,427
2.500%	04/01/52	1,274	1,057,805
3.000%	11/01/42	68	60,108
3.000%	09/01/46	1,157	1,012,262
3.000%	11/01/46	164	142,898
3.000%	11/01/46	1,108	967,078
3.000%	12/01/46	55	47,627
3.000%	12/01/46	3,231	2,819,773
3.000%	01/01/47	463	404,108
3.000%	02/01/50	23	20,071
3.000%	06/01/50	27	23,324
3.000%	07/01/51	3,932	3,403,379
3.000%	01/01/52	90	76,474
3.000%	01/01/52	64,381	55,220,056
3.000%	02/01/52	33,660	28,671,884
3.000%	03/01/52	3,929	3,400,044
3.000%	03/01/52	23,814	20,271,406
3.000%	04/01/52	2,454	2,089,775
3.000%	04/01/52	7,973	6,832,645
3.000%	06/01/52	1,972	1,705,825
3.000%	06/01/52	2,173	1,871,422
3.500%	04/01/32	34	32,900
3.500%	08/01/32	66	62,703
3.500%	07/01/42	18	16,247
3.500%	09/01/42	106	96,967
3.500%	01/01/44	3,752	3,416,891
3.500%	02/01/44	338	309,305
3.500%	04/01/44	8,179	7,449,441
3.500%	07/01/46	226	205,817
3.500%	08/01/46	70	64,150
3.500%	05/01/47	69	62,901
3.500%	05/01/49	6	5,314
3.500%	04/01/50	3,233	2,904,842
3.500%	01/01/52	6,202	5,510,362
3.500%	03/01/52	6,334	5,642,124
3.500%	04/01/52	12,762	11,302,732
3.500%	05/01/52	27	23,994
3.500%	05/01/52	29,792	26,385,761
4.000%	01/01/40	146	137,750
4.000%	09/01/40	552	521,657
4.000%	11/01/40	384	362,487
4.000%	12/01/40	291	274,946
4.000%	08/01/44	61	58,109
4.000%	07/01/48	570	530,975
4.000%	04/01/52	6,681	6,122,189
4.000%	05/01/52	25,628	23,491,005
4.500%	12/01/40	178	172,765
4.500%	07/01/41	324	314,732
4.500%	03/01/42	291	282,928

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	06/01/44	225	$217,527
4.500%	08/01/46	35	34,135
4.500%	05/01/52	8,942	8,441,878
4.500%	06/01/52	3,329	3,143,252
5.000%	06/01/52	23,007	22,298,347
5.000%	07/01/52	14,417	13,966,502
5.000%	08/01/52	111	107,933
5.500%	08/01/52	4,618	4,568,776
5.500%	09/01/52	5,255	5,196,299
5.500%	11/01/52	34,614	34,262,983
5.500%	12/01/52	8,297	8,201,834
6.000%	08/01/52	1,240	1,246,774
6.000%	09/01/52	7,028	7,075,680
6.250%	07/15/32	240	268,770
6.500%	01/01/53	2,471	2,523,257
7.000%	01/01/53	2,988	3,073,976
Federal Home Loan Mortgage Corp., MTN
3.618%(s)	12/14/29	725	562,919
Federal National Mortgage Assoc.
1.500%	09/01/41	62	49,623
1.500%	02/01/42	22	17,420
1.500%	12/01/50	40,880	30,662,865
1.500%	01/01/51	3,448	2,579,318
1.500%	02/01/51	93,198	69,691,767
1.500%	03/01/51	16,228	12,130,218
1.500%	06/01/51	8,875	6,623,281
2.000%	06/01/37	198	173,944
2.000%	07/01/37	68	59,995
2.000%	08/01/37	429	377,655
2.000%	02/01/42	228	190,513
2.000%	03/01/42	124	103,605
2.000%	04/01/42	209	173,886
2.000%	11/01/50	11,291	8,913,850
2.000%	12/01/50	18	14,409
2.000%	12/01/50	13,251	10,458,773
2.000%	01/01/51	12	9,777
2.000%	01/01/51	12,726	10,069,639
2.000%	02/01/51	20	15,848
2.000%	03/01/51	57,242	44,963,653
2.000%	04/01/51	162,672	127,871,726
2.000%	05/01/51	15,646	12,304,858
2.000%	08/01/51	26,556	20,864,425
2.000%	03/01/52	34	27,450
2.500%	TBA	127,500	104,206,348
2.500%	08/01/37	49	44,596
2.500%	07/01/40	35	30,366
2.500%	03/01/42	103	88,257
2.500%	04/01/42	152	130,977
2.500%	08/01/46	74	62,565
2.500%	11/01/46	17	14,073
2.500%	02/01/50	9	7,344
2.500%	02/01/50	21	17,310
2.500%	05/01/50	869	711,247
2.500%	06/01/50	698	578,296
2.500%	07/01/50	21	17,220
2.500%	07/01/50	32	26,684
2.500%	07/01/50	2,563	2,138,822
2.500%	08/01/50	3,934	3,241,213

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	09/01/50	3,777	$3,143,027
2.500%	10/01/50	103	86,199
2.500%	11/01/50	2,016	1,660,947
2.500%	12/01/50	90	74,458
2.500%	01/01/51	67,944	55,939,242
2.500%	02/01/51	8,082	6,635,228
2.500%	03/01/51	820	674,382
2.500%	04/01/51	595	489,194
2.500%	04/01/51	7,028	5,782,444
2.500%	05/01/51	57	46,761
2.500%	05/01/51	201	163,813
2.500%	05/01/51	227	185,453
2.500%	05/01/51	580	477,208
2.500%	05/01/51	738	607,956
2.500%	05/01/51	4,050	3,364,175
2.500%	05/01/51	40,067	32,937,800
2.500%	06/01/51	3,108	2,570,065
2.500%	06/01/51	12,753	10,477,543
2.500%	07/01/51	5,005	4,110,644
2.500%	08/01/51	38	31,580
2.500%	08/01/51	4,473	3,672,427
2.500%	10/01/51	15,225	12,492,428
2.500%	11/01/51	2,397	1,966,483
2.500%	12/01/51	81	67,036
2.500%	12/01/51	125	103,538
2.500%	01/01/52	104	86,604
2.500%	01/01/52	105	86,751
2.500%	01/01/52	2,532	2,075,221
2.500%	01/01/52	2,810	2,295,111
2.500%	01/01/52	3,805	3,121,936
2.500%	03/01/52	56	46,099
2.500%	03/01/52	126	104,869
2.500%	03/01/52	1,554	1,289,686
2.500%	03/01/52	15,175	12,417,508
2.500%	04/01/52	3,430	2,809,236
3.000%	TBA	40,000	34,053,125
3.000%	11/01/28	3	2,996
3.000%	09/01/32	59	55,986
3.000%	08/01/33	15	14,311
3.000%	11/01/43	964	850,230
3.000%	11/01/46	75	64,898
3.000%	01/01/47	5,123	4,469,390
3.000%	01/01/47	11,335	9,905,914
3.000%	02/01/47	12,682	11,086,196
3.000%	04/01/47	1,575	1,374,864
3.000%	07/01/47	4,796	4,186,613
3.000%	12/01/47	945	827,104
3.000%	04/01/48	9,751	8,594,768
3.000%	07/01/48	6,227	5,435,520
3.000%	09/01/49	4,084	3,541,880
3.000%	02/01/50	21,238	18,574,387
3.000%	07/01/50	813	706,873
3.000%	05/01/51	3,385	2,899,656
3.000%	06/01/51	33	28,314
3.000%	07/01/51	6,202	5,308,518
3.000%	09/01/51	7,241	6,182,935
3.000%	10/01/51	9,709	8,281,933
3.000%	12/01/51	78	66,732

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	12/01/51	142	$122,163
3.000%	12/01/51	2,050	1,753,147
3.000%	01/01/52	81	70,262
3.000%	01/01/52	24,152	20,656,734
3.000%	02/01/52	16,411	13,981,341
3.000%	03/01/52	399	339,196
3.000%	03/01/52	60,416	51,466,613
3.000%	04/01/52	87,843	74,823,382
3.500%	03/01/42	107	98,356
3.500%	05/01/42	181	165,926
3.500%	07/01/42	335	307,807
3.500%	09/01/42	540	490,164
3.500%	09/01/42	2,731	2,486,242
3.500%	07/01/43	80	73,137
3.500%	04/01/45	495	450,277
3.500%	03/01/46	3	2,891
3.500%	04/01/46	44	39,968
3.500%	06/01/46	102	92,883
3.500%	02/01/47	338	305,789
3.500%	04/01/47	412	372,925
3.500%	12/01/47	23	20,655
3.500%	03/01/48	2,370	2,143,664
3.500%	07/01/48	16,110	14,615,049
3.500%	05/01/49	21	19,216
3.500%	01/01/50	4,702	4,215,148
3.500%	02/01/52	29,529	26,332,970
3.500%	03/01/52	24,341	21,623,234
3.500%	05/01/52	23	20,145
3.500%	05/01/52	163	144,376
3.500%	05/01/52	22,883	20,268,343
3.500%	08/01/52	47	41,237
4.000%	06/01/39	153	145,418
4.000%	09/01/40	262	247,137
4.000%	02/01/45	250	236,113
4.000%	03/01/45	100	94,709
4.000%	02/01/46	36	33,914
4.000%	04/01/46	38	35,733
4.000%	07/01/47	842	788,614
4.000%	09/01/47	264	245,918
4.000%	10/01/47	969	907,358
4.000%	11/01/47	246	230,479
4.000%	11/01/48	194	181,724
4.000%	04/01/52	15,459	14,147,658
4.000%	05/01/52	40	36,696
4.000%	05/01/52(k)	59,409	54,457,815
4.500%	05/01/39	285	277,120
4.500%	12/01/40	458	445,257
4.500%	10/01/45	539	523,585
4.500%	06/01/48	379	363,150
4.500%	12/01/48	2,622	2,508,586
4.500%	06/01/52	52,750	49,801,664
5.000%	11/01/33	27	26,513
5.000%	06/01/40	31	30,949
5.000%	10/01/41	49	48,703
5.000%	05/01/52	4,474	4,344,126
5.000%	06/01/52	12,303	11,924,212
5.000%	07/01/52	35,678	34,566,653
5.500%	07/01/52	970	959,115

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	08/01/52	234	$231,672
5.500%	10/01/52	302	299,199
5.500%	11/01/52	83,518	82,623,448
5.500%	12/01/52	15,270	15,067,926
5.500%	01/01/53	4,963	4,905,045
6.000%	TBA	17,000	17,047,148
6.000%	09/01/52	9,304	9,364,936
6.000%	11/01/52	8,242	8,300,030
6.000%	12/01/52	17,816	17,933,265
Freddie Mac Coupon Strips
4.099%(s)	07/15/32	285	192,602
Government National Mortgage Assoc.
2.000%	02/20/51	39,458	31,946,199
2.000%	01/20/52	295	238,818
2.500%	03/20/51	10,262	8,640,302
2.500%	04/20/51	6,620	5,564,866
2.500%	05/20/51	6,688	5,621,415
2.500%	08/20/51	23,779	19,993,034
2.500%	09/20/51	46,672	39,240,320
2.500%	11/20/51	242	203,061
2.500%	04/20/52	243	204,542
3.000%	06/20/46	64	56,603
3.000%	09/20/47	11	9,783
3.000%	05/20/51	2,162	1,885,214
3.000%	08/20/51	42,989	37,512,463
3.000%	09/20/51	38,348	33,436,190
3.500%	TBA	21,000	18,865,547
3.500%	09/15/41	32	29,896
3.500%	11/15/41	22	20,699
3.500%	01/15/42	69	63,062
3.500%	02/15/42	22	20,478
3.500%	03/15/42	78	71,952
3.500%	05/15/42	25	23,078
3.500%	06/15/42	16	14,833
3.500%	07/15/42	7	6,322
3.500%	07/15/42	14	13,268
3.500%	07/15/42	28	25,686
3.500%	07/15/42	36	32,767
3.500%	01/15/43	15	13,333
3.500%	02/15/43	24	22,158
3.500%	04/15/43	32	29,127
3.500%	05/15/43	6	5,813
3.500%	05/20/43	703	644,670
3.500%	07/15/43	87	79,815
3.500%	12/15/43	127	116,714
3.500%	01/15/44	19	17,538
3.500%	04/20/46	28	25,743
3.500%	05/20/46	71	64,637
3.500%	08/20/48	963	873,932
3.500%	09/20/48	1,624	1,473,584
3.500%	10/20/51	9,889	8,898,878
3.500%	12/20/51	87,246	78,487,158
3.500%	01/20/52	12,426	11,167,958
3.500%	03/20/52	28,698	25,765,791
4.000%	01/20/40	111	105,064
4.000%	10/20/40	88	84,068
4.000%	02/20/41	119	112,665
4.000%	12/20/46	425	398,309

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	07/20/47	37	$34,428
4.000%	12/20/47	197	184,542
4.000%	01/20/48	1,278	1,197,070
4.000%	02/20/49	188	176,394
4.000%	04/20/52	5,760	5,322,539
4.000%	09/20/52	141	130,324
4.000%	10/20/52	114	105,735
4.500%	05/20/40	276	269,227
4.500%	12/20/40	300	292,609
4.500%	11/20/46	74	72,045
4.500%	08/20/48	319	306,776
4.500%	04/20/49	28	26,520
4.500%	05/20/52	28,443	27,093,674
4.500%	06/20/52	15,257	14,531,061
4.500%	08/20/52	6,565	6,257,345
4.500%	09/20/52	472	449,723
4.500%	12/20/52	139	131,910
5.000%	06/20/48	16	15,905
5.000%	08/20/52	4,396	4,288,026
5.000%	09/20/52	3,368	3,282,189
5.000%	10/20/52	1,252	1,220,559
5.500%	01/20/53	134	133,111
6.000%	TBA	10,500	10,543,607
Resolution Funding Corp. Principal Strips
3.479%(s)	04/15/30	90	68,792
Tennessee Valley Authority Generic Strips
4.083%(s)	03/15/33	205	131,947
4.148%(s)	09/15/30	805	590,182

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,511,036,893)			2,450,163,091

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds
2.250%	05/15/41	35,000	25,320,312
2.750%	08/15/47(k)	5,140	3,744,169
2.750%	11/15/47(h)	20,000	14,540,625
3.000%	08/15/48	120,000	91,050,000
3.000%	02/15/49	89,500	67,810,234
4.250%	02/15/54	18,640	17,754,600
4.750%	11/15/43	4,200	4,257,094
4.750%	11/15/53	62,770	64,908,103
U.S. Treasury Notes
3.375%	05/15/33(k)	3,180	2,947,463
U.S. Treasury Strips Coupon
5.276%(s)	05/15/40	100,000	47,273,438

TOTAL U.S. TREASURY OBLIGATIONS (cost $342,464,503)			339,606,038

		Shares
COMMON STOCK — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $380,103; purchased 01/29/24 - 01/30/24)*(f)^		313,445	780,478

(cost $380,103)

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Shares	Value
PREFERRED STOCK — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $442,070; purchased 01/26/24 - 01/29/24)*(f)^	57,412	$602,545

(cost $442,070)

TOTAL LONG-TERM INVESTMENTS (cost $9,299,727,949)		9,278,947,397

SHORT-TERM INVESTMENTS — 4.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	159,388,675	159,388,675
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $219,406,044; includes $218,340,876 of cash collateral for securities on loan)(b)(wb)	219,569,207	219,437,465

TOTAL SHORT-TERM INVESTMENTS (cost $378,794,719)		378,826,140

TOTAL INVESTMENTS—104.3% (cost $9,678,522,668)		9,657,773,537

Liabilities in excess of other assets(z) — (4.3)%		(395,634,742)

NET ASSETS — 100.0%		$9,262,138,795

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,671,232 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $213,348,193; cash collateral of $218,340,876 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $7,500,312. The aggregate value of $9,187,908 is 0.1% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Government National Mortgage Assoc. (proceeds receivable $23,400,371)	4.500%	TBA	08/20/24	$(24,500)	$(23,304,536)

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,794	2 Year U.S. Treasury Notes	Sep. 2024	$570,587,188	$922,415
517	5 Year U.S. Treasury Notes	Sep. 2024	55,100,893	330,980
1,209	20 Year U.S. Treasury Bonds	Sep. 2024	143,039,813	1,465,783
1,434	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	179,742,938	1,698,614

				4,417,792

Short Positions:
500	5 Year Euro-Bobl	Sep. 2024	62,350,709	(143,936)
140	10 Year Euro-Bund	Sep. 2024	19,734,181	(231,011)
2,678	10 Year U.S. Treasury Notes	Sep. 2024	294,538,170	(843,388)
1,006	10 Year U.S. Ultra Treasury Notes	Sep. 2024	114,212,438	651,318

				(567,017)

				$3,850,775

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/24	JPM	GBP	786	$999,187	$993,929	$—	$(5,258)
Expiring 07/02/24	TD	GBP	19,104	24,249,599	24,150,130	—	(99,469)
Canadian Dollar,
Expiring 07/02/24	BNP	CAD	1,103	804,305	806,543	2,238	—
Expiring 07/02/24	SSB	CAD	5,605	4,103,897	4,097,205	—	(6,692)
Euro,
Expiring 07/02/24	SSB	EUR	120,542	129,434,957	129,118,118	—	(316,839)

				$159,591,945	$159,165,925	2,238	(428,258)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/24	BNP	GBP	19,890	$25,314,653	$25,144,059	$170,594	$—
Expiring 08/02/24	TD	GBP	19,104	24,253,611	24,155,023	98,588	—
Canadian Dollar,
Expiring 07/02/24	MSI	CAD	6,708	4,894,453	4,903,749	—	(9,296)
Expiring 08/02/24	SSB	CAD	5,605	4,106,713	4,100,214	6,499	—
Euro,
Expiring 07/02/24	BNP	EUR	1,853	1,990,727	1,984,601	6,126	—
Expiring 07/02/24	JPM	EUR	109,152	118,528,312	116,917,650	1,610,662	—
Expiring 07/02/24	JPM	EUR	943	1,023,136	1,009,996	13,140	—
Expiring 07/02/24	SSB	EUR	5,307	5,709,135	5,684,816	24,319	—
Expiring 07/02/24	SSB	EUR	1,405	1,525,948	1,504,844	21,104	—
Expiring 07/02/24	SSB	EUR	944	1,029,711	1,011,111	18,600	—
Expiring 07/02/24	SSB	EUR	938	1,014,766	1,005,099	9,667	—
Expiring 08/02/24	MSI	EUR	2,390	2,557,473	2,563,772	—	(6,299)
Expiring 08/02/24	SSB	EUR	120,542	129,625,775	129,314,833	310,942	—

				$321,574,413	$319,299,767	2,290,241	(15,595)

						$2,292,479	$(443,853)

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	10,045	$(313,758)	$(262,709)	$(51,049)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	150,510	3.448%	$9,885,379	$9,626,343	$(259,036)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreement outstanding at June 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
47,105	08/15/39	3.773%(A)	1 Day SOFR(2)(A)/ 5.330%	$—	$(1,491,327)	$(1,491,327)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.
A64

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Total return swap agreement outstanding at June 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bond(T)	1 Day USOIS + 22bps(T)/ 5.550%	BOA	08/21/24	87,160	$(2,645,141)	$—	$(2,645,141)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(262,709)	$—	$(2,696,190)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$14,849,697
JPS	—	13,723,806
Total	$—	$28,573,503

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$147,821,118	$—
Consumer Loans	—	80,553,201	—
Credit Cards	—	9,986,150	—
Equipment	—	7,790,593	—
Home Equity Loans	—	55,518,769	—
Other	—	35,195,788	—
Residential Mortgage-Backed Securities	—	8,094,308	4,565,343
Small Business Loan	—	39,794	—
Student Loans	—	41,838,071	—
Commercial Mortgage-Backed Securities	—	1,655,008,578	—
Corporate Bonds	—	3,911,285,301	101,400
Floating Rate and Other Loans	—	2,658,999	161,190
Municipal Bonds	—	67,276,237	—
Residential Mortgage-Backed Securities	—	286,360,799	7,460,276
Sovereign Bonds	—	166,079,330	—

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
U.S. Government Agency Obligations	$—	$2,450,163,091	$—
U.S. Treasury Obligations	—	339,606,038	—
Common Stock	—	—	780,478
Preferred Stock	—	—	602,545
Short-Term Investments
Affiliated Mutual Funds	378,826,140	—	—

Total	$378,826,140	$9,265,276,165	$13,671,232

Other Financial Instruments*
Assets
Futures Contracts	$5,069,110	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,292,479	—

Total	$5,069,110	$2,292,479	$—

Liabilities
Forward Commitment Contract	$—	$(23,304,536)	$—
Futures Contracts	(1,218,335)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(443,853)	—
Centrally Cleared Credit Default Swap Agreement	—	(259,036)	—
OTC Credit Default Swap Agreement	—	(313,758)	—
Centrally Cleared Interest Rate Swap Agreement	—	(1,491,327)	—
OTC Total Return Swap Agreement	—	(2,645,141)	—

Total	$(1,218,335)	$(28,457,651)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

U.S. Government Agency Obligations	26.5%
Commercial Mortgage-Backed Securities	17.9
Banks	14.0
Affiliated Mutual Funds (2.4% represents investments purchased with collateral from securities on loan)	4.1
U.S. Treasury Obligations	3.7
Pipelines	3.4
Residential Mortgage-Backed Securities	3.3
Real Estate Investment Trusts (REITs)	3.0
Oil & Gas	2.8
Telecommunications	2.2
Electric	1.8
Sovereign Bonds	1.8
Healthcare-Services	1.6
Automobiles	1.6
Mining	1.4
Commercial Services	1.3
Agriculture	1.1
Pharmaceuticals	1.1
Consumer Loans	0.9
Media	0.8
Chemicals	0.8
Municipal Bonds	0.7
Auto Manufacturers	0.7
Insurance	0.6

Home Equity Loans	0.6%
Diversified Financial Services	0.6
Aerospace & Defense	0.5
Foods	0.5
Student Loans	0.4
Semiconductors	0.4
Airlines	0.4
Software	0.4
Entertainment	0.4
Other	0.4
Machinery-Diversified	0.3
Engineering & Construction	0.3
Trucking & Leasing	0.2
Miscellaneous Manufacturing	0.2
Lodging	0.2
Computers	0.2
Internet	0.1
Retail	0.1
Biotechnology	0.1
Credit Cards	0.1
Packaging & Containers	0.1
Equipment	0.1
Forest Products & Paper	0.1
Electronics	0.1
Transportation	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Hand/Machine Tools	0.1%
Gas	0.1
Beverages	0.1
Healthcare-Products	0.0	*
Real Estate	0.0	*
Building Materials	0.0	*
Multi-National	0.0	*
Wireless Telecommunication Services	0.0	*
Oil & Gas Services	0.0	*
Iron/Steel	0.0	*

Cosmetics/Personal Care	0.0	*%
Small Business Loan	0.0	*

	104.3
Liabilities in excess of other assets	(4.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$259,036	*
Credit contracts	—	—		Premiums received for OTC swap agreements	262,709
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	51,049
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,292,479		Unrealized depreciation on OTC forward foreign currency exchange contracts	443,853
Interest rate contracts	Due from/to broker-variation margin futures	5,069,110	*	Due from/to broker-variation margin futures	1,218,335	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	1,491,327	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	2,645,141

		$7,361,589			$6,371,450

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$35,724,918
Foreign exchange contracts	—	1,529,836	—
Interest rate contracts	(8,945,350)	—	(1,555,790)

Total	$(8,945,350)	$1,529,836	$34,169,128

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(23,388,215)
Foreign exchange contracts	—	3,691,547	—
Interest rate contracts	(22,364,649)	—	(7,710,415)

Total	$(22,364,649)	$3,691,547	$(31,098,630)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,185,396,008
Futures Contracts - Short Positions (1)	534,294,977
Forward Foreign Currency Exchange Contracts - Purchased (2)	107,692,110
Forward Foreign Currency Exchange Contracts - Sold (2)	266,828,332
Interest Rate Swap Agreements (1)	47,105,000
Credit Default Swap Agreements - Buy Protection (1)	77,561,306
Credit Default Swap Agreements - Sell Protection (1)	398,682,467
Total Return Swap Agreements (1)	87,160,000

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$213,348,193	$(213,348,193)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$—	$(313,758)	$(313,758)	$313,758	$—
BNP	178,958	—	178,958	—	178,958
BOA	—	(2,645,141)	(2,645,141)	2,004,850	(640,291)
JPM	1,623,802	(5,258)	1,618,544	(1,618,544)	—
MSI	—	(15,595)	(15,595)	—	(15,595)
SSB	391,131	(323,531)	67,600	—	67,600
TD	98,588	(99,469)	(881)	—	(881)

	$2,292,479	$(3,402,752)	$(1,110,273)	$700,064	$(410,209)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $213,348,193:
Unaffiliated investments (cost $9,299,727,949)	$9,278,947,397
Affiliated investments (cost $378,794,719)	378,826,140
Foreign currency, at value (cost $2,587,062)	2,579,898
Cash	1,187,356
Interest receivable	72,933,117
Receivable for investments sold	69,153,584
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,292,479
Receivable for Portfolio shares sold	819,534
Prepaid expenses and other assets	53,057

Total Assets	9,806,792,562

LIABILITIES
Payable for investments purchased	291,357,519
Payable to broker for collateral for securities on loan	218,340,876
Forward commitment contracts, at value (proceeds receivable $23,400,371)	23,304,536
Payable for Portfolio shares purchased	4,077,031
Unrealized depreciation on OTC swap agreements	2,696,190
Due to broker-variation margin futures	2,209,230
Accrued expenses and other liabilities	1,576,062
Unrealized depreciation on OTC forward foreign currency exchange contracts	443,853
Due to broker-variation margin swaps	383,995
Premiums received for OTC swap agreements	262,709
Trustees’ fees payable	1,059
Affiliated transfer agent fee payable	707

Total Liabilities	544,653,767

NET ASSETS	$9,262,138,795

Net assets were comprised of:
Partners’ Equity	$9,262,138,795

Net asset value and redemption price per share, $9,262,138,795 / 861,411,859 outstanding shares of beneficial interest	$10.75

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$249,859,080
Affiliated dividend income	5,743,425
Income from securities lending, net (including affiliated income of $187,259)	187,814

Total income	255,790,319

EXPENSES
Custodian and accounting fees	229,548
Trustees’ fees	80,049
Insurance expense	54,050
Professional fees	39,291
Audit fee	35,975
Commitment fees	9,955
Shareholders’ reports	7,418
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	21,761

Total expenses	482,542

NET INVESTMENT INCOME (LOSS)	255,307,777

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(10,170))	(2,327,606)
Futures transactions	(8,945,350)
Forward currency contract transactions	1,529,836
Swap agreements transactions	34,169,128
Foreign currency transactions	862,682

25,288,690

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(29,161))	(162,515,645)
Futures	(22,364,649)
Forward currency contracts	3,691,547
Swap agreements	(31,098,630)
Foreign currencies	(136,635)

(212,424,012)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(187,135,322)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,172,455

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$255,307,777	$429,534,097
Net realized gain (loss) on investment and foreign currency transactions	25,288,690	(52,747,614)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(212,424,012)	349,169,738

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,172,455	725,956,221

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [68,185,318 and 563,591,303 shares, respectively]	724,843,877	5,676,909,826
Portfolio shares purchased [88,280,733 and 322,315,158 shares, respectively]	(940,705,567)	(3,289,319,581)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(215,861,690)	2,387,590,245

TOTAL INCREASE (DECREASE)	(147,689,235)	3,113,546,466
NET ASSETS:
Beginning of period	9,409,828,030	6,296,281,564

End of period	$9,262,138,795	$9,409,828,030

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023	June 27, 2022(a) through December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.67		$9.83	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.29		0.54	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)		0.30	(0.41)

Total from investment operations	0.08		0.84	(0.17)

Net Asset Value, end of period	$10.75		$10.67	$9.83

Total Return(c)	0.75%		8.43%	(1.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9,262		$9,410	$6,296
Average net assets (in millions)	$9,330		$8,093	$5,563
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.01	%(e)	0.01%	0.01	%(f)
Expenses before waivers and/or expense reimbursement	0.01	%(e)	0.01%	0.01	%(f)
Net investment income (loss)	5.50	%(e)	5.31%	4.73	%(f)
Portfolio turnover rate(g)(h)	34%		174%	232%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST TARGET MATURITY CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.3%
ASSET-BACKED SECURITIES — 17.8%
Automobiles — 8.4%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	800	$807,511
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	500	498,173
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	569,582
Series 2021-02A, Class A, 144A
1.660%	02/20/28	600	548,923
Series 2022-03A, Class A, 144A
4.620%	02/20/27	1,456	1,433,622
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,520	2,465,221
Series 2023-03A, Class A, 144A
5.440%	02/22/28	900	899,282
Series 2024-01A, Class A, 144A
5.360%	06/20/30	500	497,684
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	773	777,092
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	322	324,048
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	500	482,155
Series 2021-04, Class C
1.380%	07/15/27	150	141,135
Series 2022-01, Class C
2.200%	11/15/27	50	47,142
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	1,470	1,388,369
Series 2021-02, Class A, 144A
1.530%	05/15/34	900	826,635
Series 2021-A, Class C
0.830%	08/15/28	350	337,798
Series 2023-01, Class A, 144A
4.850%	08/15/35	1,600	1,586,643
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,000	1,007,353
Series 2024-01, Class A, 144A
4.870%	08/15/36	1,800	1,785,092
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	284,461
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,200	1,191,955
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	500	489,013
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	91,655

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	1,500	$1,497,323
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	700	638,849
Hertz Vehicle Financing LLC,
Series 2023-03A, Class A, 144A
5.940%	02/25/28	800	803,558
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,228	1,210,772
Series 2021-01A, Class A, 144A
0.870%	07/14/28	770	745,744
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	2,400	2,377,920
Series 2023-01A, Class A, 144A
5.410%	11/14/29	1,900	1,897,834
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	500	480,669
Santander Drive Auto Receivables Trust,
Series 2022-03, Class C
4.490%	08/15/29	3,200	3,142,608
Series 2023-01, Class C
5.090%	05/15/30	400	396,408
Series 2023-03, Class C
5.770%	11/15/30	500	503,240
Series 2023-04, Class C
6.040%	12/15/31	800	810,827
Series 2024-02, Class C
5.840%	06/17/30	500	504,337
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	100,779
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	202,876
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	1,490	1,489,970
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	150	142,662

			35,426,920

Collateralized Loan Obligations — 7.8%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.690%(c)	07/15/31	572	572,533
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	07/20/32	1,000	1,000,352
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.715%(c)	04/20/35	750	751,764

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.816%(c)	10/20/34	750	$750,530
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	10/17/32	250	250,000
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.647%(c)	04/18/35	750	750,746
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	01/20/32	745	745,928
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.596%(c)	10/20/31	715	715,993
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.659%(c)	07/18/30	834	834,593
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.735%(c)	04/24/34	1,000	1,000,899
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.760%(c)	10/15/34	750	750,375
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.756%(c)	07/20/34	250	250,243
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.621%(c)	04/30/31	199	199,157
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.666%(c)	04/20/31	750	750,382
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	07/20/34	500	501,484
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	01/20/35	750	750,743
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.766%(c)	07/20/34	500	501,527
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)
6.565%(c)	04/24/31	205	204,925

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.730%(c)	07/15/34	500	$501,426
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.685%(c)	10/25/33	750	750,862
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.776%(c)	07/20/34	250	250,230
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
6.665%(c)	04/20/35	750	750,730
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.870%(c)	07/15/29	20	20,276
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.780%(c)	07/15/34	250	250,113
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	01/22/31	176	175,978
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.600%(c)	04/15/31	334	334,210
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	10/26/34	750	750,459
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)
6.959%(c)	01/16/33	1,233	1,234,722
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.786%(c)	10/20/34	250	250,338
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.756%(c)	07/20/34	250	250,426
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.670%(c)	10/15/32	750	750,675
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.705%(c)	04/25/32	500	500,600
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.699%(c)	07/17/34	250	250,730

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	07/20/31	162	$162,309
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.561%(c)	10/12/30	404	404,049
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)
6.840%(c)	10/15/34	750	752,359
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)
6.870%(c)	10/13/31	563	563,216
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.810%(c)	10/15/34	250	250,053
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.352%)
6.676%(c)	07/20/32	1,250	1,250,625
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
6.636%(c)	04/20/31	163	163,276
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.717%(c)	05/21/34	500	501,643
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.770%(c)	10/15/34	250	251,223
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.746%(c)	10/20/31	418	418,514
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.729%(c)	07/10/34	1,000	1,000,999
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.616%(c)	04/20/31	610	610,823
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
6.689%(c)	05/07/31	745	745,954
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.658%(c)	10/23/31	250	250,393
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	10/29/34	250	250,365

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
6.605%(c)	10/20/32	1,750	$1,750,002
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.819%(c)	01/17/30	95	95,510
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.746%(c)	07/20/34	500	500,476
Tralee CLO Ltd. (Cayman Islands),
Series 2019-06A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.755%(c)	10/25/32	1,000	1,001,179
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)
6.850%(c)	01/15/32	500	501,445
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.830%(c)	04/15/34	250	250,247
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)
6.579%(c)	04/18/31	439	438,906
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	07/17/31	831	831,515
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/17/31	1,245	1,246,143
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.800%(c)	10/15/34	250	250,929
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.880%(c)	04/15/30	80	79,980

			32,826,082

Consumer Loans — 1.3%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	1,600	1,597,525
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	600	560,243
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.093%(c)	06/16/36	600	598,757
Series 2022-02A, Class A, 144A
4.890%	10/14/34	990	982,275

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	1,800	$1,821,828

			5,560,628

Home Equity Loans — 0.3%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	143	142,624
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	356	362,555
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	93	92,691
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	94	94,494
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	593	593,491

			1,285,855

Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	30	25,910
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	9	9,077
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	45	42,244

			77,231

TOTAL ASSET-BACKED SECURITIES (cost $75,270,202)			75,176,716

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.5%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	293	277,112
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	260	244,661
Series 2017-BNK08, Class A3
3.229%	11/15/50	7	6,368
Series 2019-BN19, Class A1
2.263%	08/15/61	77	71,494
Series 2019-BN19, Class A2
2.926%	08/15/61	4,390	3,935,347
Series 2019-BN20, Class A2
2.758%	09/15/62	1,631	1,452,401
Series 2020-BN25, Class A3
2.391%	01/15/63	47	44,694
Series 2020-BN25, Class A4
2.399%	01/15/63	650	566,285
Series 2020-BN26, Class A3
2.155%	03/15/63	250	211,350

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-BN28, Class A3
1.584%	03/15/63	1,484	$1,224,005
Series 2020-BN29, Class A1
0.549%	11/15/53	588	564,014
Series 2021-BN31, Class A3
1.771%	02/15/54	5,100	4,159,055
Series 2021-BN36, Class A1
0.801%	09/15/64	262	248,842
Series 2021-BN38, Class A1
1.274%	12/15/64	845	799,120
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	850	801,720
Barclays Commercial Mortgage Securities Trust,
Series 2020-C06, Class A1
1.806%	02/15/53	23	23,165
Series 2021-C10, Class ASB
2.268%	07/15/54	275	243,769
Series 2021-C11, Class A4
2.043%	09/15/54	165	136,149
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	93,438
Series 2020-B17, Class A1
1.282%	03/15/53	31	30,802
Series 2020-B17, Class A4
2.042%	03/15/53	1,475	1,223,154
Series 2020-B19, Class A4
1.546%	09/15/53	2,100	1,736,540
Series 2020-B20, Class A3
1.945%	10/15/53	750	653,988
Series 2020-B21, Class A1
0.537%	12/17/53	58	57,032
Series 2020-B21, Class A4
1.704%	12/17/53	500	413,281
Series 2020-B22, Class A1
0.509%	01/15/54	285	272,016
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	79,998
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,055,106
Series 2021-B25, Class ASB
2.271%	04/15/54	250	222,423
Series 2021-B26, Class A1
0.747%	06/15/54	1,444	1,363,969
Series 2021-B28, Class A1
0.597%	08/15/54	856	808,159
Series 2022-B35, Class ASB
4.592%(cc)	05/15/55	3,400	3,277,243
Series 2024-V05, Class A3
5.805%	01/10/57	1,500	1,523,894
BPR Trust,
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.793%(c)	09/15/38	990	972,675
CD Mortgage Trust,
Series 2016-CD2, Class A3
3.248%	11/10/49	246	233,712

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-CD06, Class A4
3.190%	11/13/50	500	$470,843
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class ASB
3.091%	05/10/58	134	131,357
Series 2016-C07, Class A2
3.585%	12/10/54	48	46,039
Series 2017-C08, Class A4
3.572%	06/15/50	1,399	1,317,330
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	290	273,554
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3
3.372%	10/10/47	6	5,942
Series 2015-GC31, Class A3
3.497%	06/10/48	3,170	3,097,840
Series 2015-GC33, Class AAB
3.522%	09/10/58	78	76,962
Series 2015-P01, Class A4
3.462%	09/15/48	1,300	1,276,895
Series 2016-P04, Class A3
2.646%	07/10/49	20	18,957
Series 2017-P07, Class AAB
3.509%	04/14/50	209	204,435
Series 2017-P08, Class A3
3.203%	09/15/50	1,030	970,830
Commercial Mortgage Trust,
Series 2014-CR21, Class A3
3.528%	12/10/47	306	300,041
Series 2014-UBS04, Class A4
3.420%	08/10/47	16	15,498
Series 2014-UBS05, Class A4
3.838%	09/10/47	2,307	2,298,034
Series 2014-UBS06, Class A4
3.378%	12/10/47	132	130,898
Series 2015-CR22, Class A3
3.207%	03/10/48	41	40,216
Series 2015-CR23, Class ASB
3.257%	05/10/48	37	37,112
Series 2015-CR25, Class A3
3.505%	08/10/48	31	30,655
Series 2015-CR25, Class ASB
3.537%	08/10/48	203	200,761
Series 2015-CR26, Class A3
3.359%	10/10/48	43	41,809
Series 2015-LC21, Class A3
3.445%	07/10/48	383	376,702
Series 2015-LC21, Class A4
3.708%	07/10/48	50	48,972
Series 2015-LC23, Class A3
3.521%	10/10/48	752	734,411
Series 2015-PC01, Class A5
3.902%	07/10/50	1,253	1,233,009
Series 2016-COR01, Class A3
2.826%	10/10/49	297	281,080

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-COR1, Class ASB
2.972%	10/10/49	500	$485,472
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500	477,826
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	44	43,280
Series 2015-C03, Class A4
3.718%	08/15/48	1,067	1,038,614
Series 2019-C16, Class A2
3.067%	06/15/52	100	90,450
Series 2019-C17, Class A4
2.763%	09/15/52	1,380	1,230,597
Series 2020-C19, Class A2
2.320%	03/15/53	2,150	1,816,733
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.405%(cc)	07/25/26	113,574	2,302,658
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	1,794	1,754,694
Series 2015-GS01, Class AAB
3.553%	11/10/48	820	806,534
Series 2019-GC42, Class A3
2.749%	09/10/52	1,000	889,386
Series 2020-GC45, Class A1
2.019%	02/13/53	5	4,659
Series 2020-GC45, Class A3
2.639%	02/13/53	100	94,177
Series 2020-GC45, Class A4
2.658%	02/13/53	100	87,272
Series 2020-GC47, Class A4
2.125%	05/12/53	1,068	902,066
Series 2021-GSA03, Class A4
2.369%	12/15/54	100	81,356
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	936	933,147
Series 2014-C24, Class A4A1
3.373%	11/15/47	2,705	2,687,235
Series 2014-C24, Class A5
3.639%	11/15/47	2,000	1,982,955
Series 2015-C28, Class A3
2.912%	10/15/48	832	821,596
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class ASB
2.713%	08/15/49	32	31,680
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	500	471,366
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	39	38,272
Series 2015-C23, Class A3
3.451%	07/15/50	5,839	5,740,666

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-C23, Class ASB
3.398%	07/15/50	48	$47,453
Series 2015-C24, Class A4
3.732%	05/15/48	998	974,739
Series 2015-C26, Class ASB
3.323%	10/15/48	78	77,116
Series 2015-C27, Class ASB
3.557%	12/15/47	96	95,160
Series 2016-C31, Class A4
2.840%	11/15/49	510	483,018
Series 2016-C32, Class ASB
3.514%	12/15/49	502	487,951
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%(cc)	06/15/54	350	308,460
Series 2021-L07, Class A1
0.881%	10/15/54	775	731,389
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.301%	10/15/50	246	229,459
Series 2018-C08, Class ASB
3.903%	02/15/51	255	248,032
Series 2019-C17, Class A2
2.313%	10/15/52	83	82,155
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	332	326,751
Series 2015-LC20, Class A3
3.086%	04/15/50	100	98,882
Series 2015-LC20, Class A5
3.184%	04/15/50	400	391,689
Series 2016-BNK1, Class A3
2.652%	08/15/49	2,000	1,873,670
Series 2016-LC24, Class A4
2.942%	10/15/49	275	259,944
Series 2016-NXS05, Class A5
3.372%	01/15/59	2,028	1,957,559
Series 2017-C41, Class A2
2.590%	11/15/50	1,263	1,169,730
Series 2020-C55, Class A3
2.462%	02/15/53	100	92,846
Series 2020-C57, Class A1
0.903%	08/15/53	870	843,141

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $79,416,296)			78,278,998

CORPORATE BONDS — 29.0%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	665	660,606
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	220	202,873
2.950%	02/01/30	1,130	968,278
3.550%	03/01/38	780	564,951

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
3.625%	03/01/48	850	$546,801
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	4,687

			2,948,196

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	54	51,243
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	290	280,425

			331,668

Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	40	34,725

Auto Manufacturers — 0.5%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	425	348,611
2.400%	04/10/28	545	488,817
2.400%	10/15/28	220	194,478
3.800%	04/07/25	30	29,544
5.000%	04/09/27	550	544,470
5.950%	04/04/34(a)	455	455,296

			2,061,216

Banks — 9.2%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	720	703,544
2.087%(ff)	06/14/29	260	230,699
2.972%(ff)	02/04/33	3,890	3,293,102
3.194%(ff)	07/23/30	35	31,765
3.384%(ff)	04/02/26	640	628,614
4.376%(ff)	04/27/28	2,720	2,654,784
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	33,860
Sub. Notes, MTN
4.000%	01/22/25	95	94,002
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	45	43,619
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	1,470	1,372,393
1.904%(ff)	09/30/28	500	445,611
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	400	405,559
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	165	161,348

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	630	$548,056
2.976%(ff)	11/05/30	250	222,664
3.057%(ff)	01/25/33	3,005	2,548,263
3.106%(ff)	04/08/26	275	269,422
3.400%	05/01/26	150	144,847
Sub. Notes
4.450%	09/29/27	15	14,623
5.827%(ff)	02/13/35	435	431,179
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
3.961%(ff)	11/26/25	275	272,590
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	50	46,651
1.542%(ff)	09/10/27	5,150	4,729,005
2.600%	02/07/30	25	21,905
2.615%(ff)	04/22/32	260	218,554
3.500%	01/23/25(a)	60	59,264
3.500%	04/01/25	190	187,135
3.615%(ff)	03/15/28	370	353,711
3.850%	01/26/27	170	164,294
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	120	118,420
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	240	233,467
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	260	244,300
1.578%(ff)	04/22/27	260	242,763
1.953%(ff)	02/04/32	30	24,421
2.069%(ff)	06/01/29	150	133,416
2.963%(ff)	01/25/33	4,735	4,036,406
4.005%(ff)	04/23/29	55	52,635
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.985%(ff)	08/07/27(a)	725	728,901
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	290	270,311
4.210%(ff)	04/20/28	485	471,545
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32(a)	15	12,271
2.699%(ff)	01/22/31	1,040	911,674
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	4,935	4,195,285
Sub. Notes, GMTN
4.350%	09/08/26	545	532,994
Sub. Notes, MTN
3.950%	04/23/27	55	53,120
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	20	17,534
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
3.375%	04/14/25	20	19,660

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	200	$186,978
State Street Corp.,
Sr. Sub. Notes
2.200%	03/03/31	25	20,952
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	227,951
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	03/10/27(a)	200	187,678
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.250%	06/01/26	205	189,481
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	390	376,838
3.091%(ff)	05/14/32	250	213,438
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.944%(c)	05/12/26	1,210	1,217,998
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.164%(ff)	02/11/26	25	24,461
2.572%(ff)	02/11/31	3,210	2,777,159
3.526%(ff)	03/24/28	695	662,786
3.908%(ff)	04/25/26	20	19,699

			38,735,605

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
(Belgium),
Gtd. Notes
4.900%	02/01/46	720	661,623
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	18,846

			680,469

Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29	30	27,581
5.150%	11/15/41	400	373,042
5.250%	03/02/33	1,115	1,111,709
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	60	59,117

			1,571,449

Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	165	164,426
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	195	175,455

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34		415	$425,894

				765,775

Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	231	238,267
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		70	68,465
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		15	14,702
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25		50	49,295
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		695	611,390

				982,119

Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		5	4,602

Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28(a)		50	50,937

Diversified Financial Services — 0.6%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27(a)		1,990	1,919,891
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30		20	18,036
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.750%	10/01/29		70	62,879
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28		200	176,445
2.710%	01/22/29		200	178,005
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26		250	229,121

				2,584,377

Electric — 4.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30		1,445	1,202,872
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.250%	09/15/48		1,070	858,834

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	50	$40,315
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	20	16,748
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	130	127,292
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	20	16,826
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51	1,570	1,023,733
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	28,724
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	75	71,191
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	185	174,950
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	12,446
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	1,190	1,140,748
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%(cc)	07/12/28	210	184,991
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	3,000	2,700,316
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	200	193,708
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	40	39,716
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series GF
8.875%	03/01/26	3,300	3,481,667
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	37,702
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	110	92,945
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	500	412,939
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	156,401

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,985	$1,486,726
Southern Co. (The),
Jr. Sub. Notes
4.475%	08/01/24	1,230	1,227,167
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	30,996
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	40,623
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	950	903,363
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	305	304,602
3.700%	01/30/27	690	659,425
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	176,207

			16,844,173

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	640	615,098

Entertainment — 0.5%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	200	204,366
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27	405	384,158
5.050%	03/15/42(a)	1,680	1,365,287

			1,953,811

Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	28,445

Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	26,771
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	860	751,608

			778,379

Healthcare-Products — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	16,658

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	$4,471

			21,129

Healthcare-Services — 1.0%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51	1,500	969,503
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	58,468
3.500%	08/15/24	25	24,917
HCA, Inc.,
Gtd. Notes
3.125%	03/15/27	160	151,169
3.375%	03/15/29	10	9,188
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	155	153,884
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52(a)	975	878,708
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	475	451,317
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	66,497
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31(a)	20	16,796
4.750%	05/15/52	720	637,562
5.000%	04/15/34	245	241,732
5.050%	04/15/53	405	375,659
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	01/15/32	30	24,454

			4,059,854

Home Builders — 0.2%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	720	709,311

Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	1,829

Insurance — 0.7%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27	90	86,162
3.850%	04/05/29	550	515,548
3.900%	04/05/32	1,030	922,508
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	125	110,545

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	907	$884,690
5.500%	06/15/52	500	464,824
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	47,129

			3,031,406

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.000%	04/13/25	20	19,645

Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	250	270,732

Lodging — 0.1%
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	400	391,774

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	20,980

Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	75	77,624
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	12,309
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	275	269,638

			359,571

Media — 0.9%
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29(a)	130	111,201
2.300%	02/01/32	510	394,204
4.908%	07/23/25	26	25,778
5.050%	03/30/29	1,235	1,187,666
5.125%	07/01/49	1,140	877,174
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	70	61,968
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	313,967
3.150%	08/15/24	424	422,432
3.500%	08/15/27	600	567,241

			3,961,631

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 0.2%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	825	$703,558
2.600%	07/15/32	165	137,574
2.800%	10/01/29	10	8,970

			850,102

Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	45	36,222
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	20	17,100

			53,322

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	480	478,344

Office/Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,265	1,183,422

Oil & Gas — 1.4%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	1,995	1,646,944
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	175	153,950
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29	790	831,554
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26(a)	220	217,529
4.875%	04/03/28	210	208,057
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	800	718,000
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	810	678,501
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	12,723
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	1,460	1,430,724

			5,897,982

Packaging & Containers — 0.4%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	1,300	1,134,277

SEE NOTES TO FINANCIAL STATEMENTS.
A80

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)	350	$351,875
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	138,717

			1,624,869

Pharmaceuticals — 0.4%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	13	12,877
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	4	3,727
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	17,068
3.450%	12/15/27	30	28,384
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	60	57,360
Sr. Unsec’d. Notes
2.400%	03/15/30	292	252,678
CVS Health Corp.,
Sr. Unsec’d. Notes
5.000%	01/30/29	90	89,078
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	385	369,100
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	630	535,231
3.850%	06/22/40	55	40,146
4.000%	06/22/50	715	481,826

			1,887,475

Pipelines — 2.1%
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	170	165,844
3.750%	05/15/30	965	887,603
4.950%	05/15/28	305	300,520
4.950%	06/15/28	500	493,431
5.150%	03/15/45	1,080	949,250
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	36,626
MPLX LP,
Sr. Unsec’d. Notes
4.875%	12/01/24	25	24,892
4.950%	03/14/52	1,125	955,225
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	30	29,819

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	645	$576,785
4.450%	09/01/49	595	467,606
5.850%	01/15/26	200	200,945
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	2,150	1,963,800
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,345	1,210,507
6.250%	07/01/52	305	308,083
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	280	236,759
4.000%	09/15/25	65	63,775

			8,871,470

Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	02/01/29(a)	600	568,091

Real Estate Investment Trusts (REITs) — 1.5%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	13,375
2.500%	08/16/31	5	4,109
4.050%	07/01/30	1,980	1,837,202
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	5	4,135
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	92,492
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	37,082
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	35,105
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	2,400	2,380,804
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	50	40,081
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	322,168
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	14,145
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,855	1,629,396

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
2.700%	07/15/31	20	$16,518

			6,426,612

Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32(a)	300	266,800
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	14,374

			281,174

Semiconductors — 0.6%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	470	376,291
3.419%	04/15/33	2,275	1,960,726
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	30	29,031

			2,366,048

Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	50	48,870
4.300%	07/08/34	959	873,475
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25	20	19,663

			942,008

Telecommunications — 1.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,725	1,319,644
3.550%	09/15/55	1,360	916,362
4.300%	02/15/30	415	397,590
T-Mobile USA, Inc.,
Gtd. Notes
3.875%	04/15/30	3,140	2,935,490
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	255	207,247
2.100%	03/22/28	500	449,739
2.355%	03/15/32	318	259,895
2.550%	03/21/31(a)	390	331,286
3.000%	03/22/27	10	9,464
3.150%	03/22/30	200	180,279

			7,006,996

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	215	204,004

TOTAL CORPORATE BONDS (cost $128,212,447)			122,460,825

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.1%
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	687	$617,293
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	500	436,850
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	255	254,899
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.835%(c)	10/25/43	476	479,345
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	418	390,082
Fannie Mae REMIC,
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.615%(c)	08/25/52	4,818	398,885
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.235%(c)	04/25/42	2,181	2,266,712
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.485%(c)	09/25/42	629	637,566
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	197	2,824
Freddie Mac Strips,
Series 406, Class PO, PO
1.213%(s)	10/25/53	1,055	835,966
Government National Mortgage Assoc.,
Series 2019-70, Class SJ, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.657%(c)	06/16/38	13,743	954,196
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	527	8,782
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	696	13,222
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	652	15,136
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	1,353	27,057
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	505	8,698
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	1,045	17,621
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	1,070	16,216

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		983	$991,742
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.598%(c)	06/24/71	EUR	137	145,822
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61		300	259,141

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,176,000)				8,778,055

SOVEREIGN BONDS — 1.9%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
0.625%	07/15/25		400	381,236
Gov’t. Gtd. Notes, Series DTC
1.750%	10/17/24		2,200	2,175,952
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24		2,600	2,582,310
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		680	668,950
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30		685	565,329
3.300%	03/15/28		1,000	953,468
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30		200	166,231
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	400	436,901
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	269	265,129

TOTAL SOVEREIGN BONDS (cost $8,347,085)				8,195,506

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.6%
Federal Home Loan Bank
4.250%	09/10/32		850	821,146
Federal Home Loan Mortgage Corp.
2.000%	02/01/36		796	705,173
2.000%	05/01/42		417	348,321
2.000%	04/01/51		82	64,289
2.000%	06/01/51		3,870	3,041,620
2.000%	07/01/51		511	402,447
2.000%	09/01/51		2,172	1,726,065
2.500%	07/01/51		1,847	1,517,074
2.500%	08/01/51		1,757	1,442,230
3.000%	09/01/46		1,058	925,716
3.000%	12/01/46		512	447,644
3.000%	09/01/50		4,747	4,081,245

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	02/01/52	474	$403,770
3.000%	02/01/52	911	784,165
3.500%	06/01/37	357	337,968
3.500%	03/01/48	573	517,996
4.000%	11/01/37	972	934,678
4.000%	05/01/52	1,268	1,161,998
4.500%	07/01/52	1,610	1,520,365
4.500%	08/01/52	1,366	1,287,824
5.000%	06/01/52	1,717	1,663,855
5.000%	11/01/52	455	440,654
5.500%	01/01/53	3,772	3,725,249
6.000%	12/01/52	876	881,314
6.750%	09/15/29	90	99,646
6.750%	03/15/31	1,230	1,390,650
Federal National Mortgage Assoc.
0.875%	08/05/30	175	141,578
1.500%	01/01/36	1,705	1,466,247
1.500%	11/01/50	447	335,144
1.500%	02/01/51	4,651	3,477,807
2.000%	03/01/31	376	349,224
2.000%	01/01/32	778	717,273
2.000%	02/01/37	1,305	1,148,205
2.000%	05/01/37	516	453,687
2.000%	05/01/42	1,637	1,367,247
2.000%	10/01/50	1,185	935,724
2.000%	12/01/50	118	93,294
2.000%	01/01/51	1,502	1,188,777
2.000%	02/01/51	42	32,836
2.000%	04/01/51	539	424,004
2.000%	04/01/51	3,316	2,606,943
2.000%	05/01/51	2,398	1,885,733
2.000%	08/01/51	2,583	2,029,495
2.500%	TBA	4,000	3,269,219
2.500%	07/01/32	396	368,104
2.500%	08/01/32	431	401,731
2.500%	09/01/32	419	390,588
2.500%	01/01/35	401	366,058
2.500%	07/01/35	1,518	1,414,170
2.500%	12/01/36	430	390,964
2.500%	04/01/51	471	387,278
2.500%	06/01/51	2,646	2,173,893
2.500%	08/01/51	432	354,331
2.500%	08/01/51	3,852	3,161,151
2.500%	02/01/52	2,151	1,780,289
2.500%	04/01/52	1,101	912,193
3.000%	05/01/35	1,303	1,209,204
3.000%	06/01/36	1,020	952,805
3.000%	07/01/36	797	739,277
3.000%	02/01/52	1,725	1,469,944
3.000%	04/01/52	997	849,655
3.000%	04/01/52	2,179	1,875,107
3.500%	TBA	5,500	4,867,500
3.500%	02/01/52	888	791,808
3.500%	03/01/52	852	761,771
4.000%	11/01/37	27	25,671
4.000%	01/01/50	449	416,249
4.000%	05/01/50	469	434,014
4.000%	06/01/52	984	901,206

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	08/01/52	1,260	$1,153,431
4.336%(s)	03/17/31	710	511,468
4.500%	07/01/52	207	195,636
5.000%	TBA	2,000	1,982,358
5.000%	06/01/52	823	797,493
5.000%	10/01/52	458	443,456
5.000%	01/01/54	484	468,089
5.500%	TBA	3,500	3,451,738
6.000%	01/01/53	2,364	2,375,183
6.000%	09/01/53	496	497,378
6.000%	10/01/53	990	992,464
6.625%	11/15/30	290	323,879
Government National Mortgage Assoc.
2.000%	TBA	1,500	1,213,711
2.000%	01/20/51	1,467	1,188,101
2.000%	10/20/51	457	369,778
2.000%	11/20/51	485	392,549
2.500%	07/20/51	1,178	990,071
2.500%	08/20/51(k)	6,581	5,533,068
3.000%	03/20/47	1,200	1,060,655
3.000%	01/20/50	540	473,835
3.000%	06/20/51	1,515	1,322,291
3.000%	10/20/51	2,097	1,828,695
3.000%	11/20/51	832	725,119
3.500%	06/20/42	412	377,803
3.500%	03/20/43	245	225,134
3.500%	06/20/46	2,688	2,448,543
3.500%	02/20/52	2,578	2,314,986
4.000%	09/20/47	1,774	1,663,107
4.000%	02/20/48	136	127,637
4.000%	04/20/48	422	395,256
4.000%	06/20/52	469	433,477
4.000%	10/20/52	1,488	1,375,265
4.500%	08/20/48	1,267	1,218,627
4.500%	05/20/52	909	865,559
6.500%	TBA	1,000	1,014,249
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	162,433

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $127,415,591)			120,903,022

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bonds
2.000%	11/15/41	2,630	1,806,481
2.250%	05/15/41(k)	3,680	2,662,250
U.S. Treasury Strips Coupon
3.072%(s)	08/15/37	1,465	802,374
3.229%(s)	05/15/41	4,540	2,032,537
3.255%(s)	08/15/42	1,980	827,191
3.273%(s)	05/15/43	5,150	2,069,455
4.920%(s)	08/15/48	305	97,016

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,386,975)			10,297,304

TOTAL LONG-TERM INVESTMENTS (cost $439,224,596)			424,090,426

	Shares	Value

SHORT-TERM INVESTMENTS — 4.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	12,485,800	$12,485,800
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $6,486,057; includes $6,451,941 of cash collateral for securities on loan)(b)(wb)	6,490,622	6,486,727

TOTAL SHORT-TERM INVESTMENTS (cost $18,971,857)		18,972,527

TOTAL INVESTMENTS—104.8% (cost $458,196,453)		443,062,953

Liabilities in excess of other assets(z) — (4.8)%		(20,153,045)

NET ASSETS — 100.0%		$422,909,908

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,301,619; cash collateral of $6,451,941 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	6.000%	TBA	07/15/24	$(2,000)	$(2,005,547)
Government National Mortgage Assoc.	3.000%	TBA	07/22/24	(3,000)	(2,613,516)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $4,586,875)					$(4,619,063)

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
16	2 Year U.S. Treasury Notes	Sep. 2024	$3,267,500	$9,590
108	5 Year U.S. Treasury Notes	Sep. 2024	11,510,438	60,831
102	10 Year U.S. Ultra Treasury Notes	Sep. 2024	11,580,188	136,342
104	20 Year U.S. Treasury Bonds	Sep. 2024	12,304,500	123,676
193	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	24,191,344	228,607

				559,046

Short Positions:
34	3 Month CME SOFR	Sep. 2024	8,045,463	3,550
5	10 Year U.S. Treasury Notes	Sep. 2024	549,922	3,743

				7,293

				$566,339

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/24	SSB	EUR 1,027	$1,102,676	$1,099,976	$—	$(2,700)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/24	HSBC	EUR 1,027	$1,115,207	$1,099,976	$15,231	$—
Expiring 08/02/24	SSB	EUR 1,027	1,104,301	1,101,652	2,649	—

			$2,219,508	$2,201,628	17,880	—

					$17,880	$(2,700)

Credit default swap agreement outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	8,665	3.448%	$569,290	$554,198	$(15,092)

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Credit default swap agreement outstanding at June 30, 2024 (continued):

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$ 1,012,037
JPS	—	2,570,373

Total	$—	$3,582,410

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$35,426,920	$—
Collateralized Loan Obligations	—	32,826,082	—
Consumer Loans	—	5,560,628	—
Home Equity Loans	—	1,285,855	—
Student Loans	—	77,231	—
Commercial Mortgage-Backed Securities	—	78,278,998	—
Corporate Bonds	—	122,460,825	—
Residential Mortgage-Backed Securities	—	8,778,055	—
Sovereign Bonds	—	8,195,506	—

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
U.S. Government Agency Obligations	$—	$120,903,022	$—
U.S. Treasury Obligations	—	10,297,304	—
Short-Term Investments
Affiliated Mutual Funds	18,972,527	—	—

Total	$18,972,527	$424,090,426	$—

Other Financial Instruments*
Assets
Futures Contracts	$566,339	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	17,880	—

Total	$566,339	$17,880	$—

Liabilities
Forward Commitment Contracts	$—	$(4,619,063)	$—
OTC Forward Foreign Currency Exchange Contract	—	(2,700)	—
Centrally Cleared Credit Default Swap Agreement	—	(15,092)	—

Total	$—	$(4,636,855)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

U.S. Government Agency Obligations	28.6%
Commercial Mortgage-Backed Securities	18.5
Banks	9.2
Automobiles	8.4
Collateralized Loan Obligations	7.8
Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	4.5
Electric	4.0
U.S. Treasury Obligations	2.4
Pipelines	2.1
Residential Mortgage-Backed Securities	2.1
Sovereign Bonds	1.9
Telecommunications	1.6
Real Estate Investment Trusts (REITs)	1.5
Oil & Gas	1.4
Consumer Loans	1.3
Healthcare-Services	1.0
Media	0.9
Insurance	0.7
Aerospace & Defense	0.7
Diversified Financial Services	0.6
Semiconductors	0.6
Auto Manufacturers	0.5
Entertainment	0.5
Pharmaceuticals	0.4
Packaging & Containers	0.4
Biotechnology	0.4
Home Equity Loans	0.3
Office/Business Equipment	0.3
Commercial Services	0.2

Software	0.2%
Mining	0.2
Gas	0.2
Chemicals	0.2
Home Builders	0.2
Beverages	0.2
Engineering & Construction	0.1
Real Estate	0.1
Multi-National	0.1
Lodging	0.1
Machinery-Diversified	0.1
Agriculture	0.1
Retail	0.1
Leisure Time	0.1
Transportation	0.0	*
Student Loans	0.0	*
Miscellaneous Manufacturing	0.0	*
Distribution/Wholesale	0.0	*
Airlines	0.0	*
Environmental Control	0.0	*
Healthcare-Products	0.0	*
Machinery-Construction & Mining	0.0	*
Internet	0.0	*
Cosmetics/Personal Care	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Household Products/Wares	0.0 *%

104.8
Liabilities in excess of other assets	(4.8)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$15,092	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	17,880		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,700
Interest rate contracts	Due from/to broker-variation margin futures	566,339	*	—	—

		$584,219			$17,792

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$635,673
Foreign exchange contracts	—	17,168	—
Interest rate contracts	(897,137)	—	—

Total	$(897,137)	$17,168	$635,673

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(350,961)
Foreign exchange contracts	—	24,950	—
Interest rate contracts	(3,512,125)	—	—

Total	$(3,512,125)	$24,950	$(350,961)

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$81,458,793
Futures Contracts - Short Positions (1)	2,865,128
Forward Foreign Currency Exchange Contracts - Purchased (2)	737,898
Forward Foreign Currency Exchange Contracts - Sold (2)	1,856,760
Credit Default Swap Agreements - Sell Protection (1)	8,476,033

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$6,301,619	$(6,301,619)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
HSBC	$15,231	$—	$15,231	$—	$15,231
SSB	2,649	(2,700)	(51)	—	(51)

	$17,880	$(2,700)	$15,180	$—	$15,180

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $6,301,619:
Unaffiliated investments (cost $439,224,596)	$424,090,426
Affiliated investments (cost $18,971,857)	18,972,527
Foreign currency, at value (cost $54,515)	53,737
Cash	9,208
Receivable for investments sold	4,647,827
Dividends and interest receivable	2,823,083
Receivable for Portfolio shares sold	19,856
Unrealized appreciation on OTC forward foreign currency exchange contracts	17,880
Due from Manager	655
Prepaid expenses and other assets	1,746

Total Assets	450,636,945

LIABILITIES
Payable for investments purchased	15,872,363
Payable to broker for collateral for securities on loan	6,451,941
Forward commitment contracts, at value (proceeds receivable $4,586,875)	4,619,063
Due to broker-variation margin futures	484,155
Payable for Portfolio shares purchased	185,904
Accrued expenses and other liabilities	104,039
Due to broker-variation margin swaps	5,391
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,700
Trustees’ fees payable	774
Affiliated transfer agent fee payable	707

Total Liabilities	27,727,037

NET ASSETS	$422,909,908

Net assets were comprised of:
Partners’ Equity	$422,909,908

Net asset value and redemption price per share, $422,909,908 / 41,585,867 outstanding shares of beneficial interest	$10.17

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$10,494,204
Affiliated dividend income	150,965
Income from securities lending, net (including affiliated income of $8,537)	8,538

Total income	10,653,707

EXPENSES
Audit fee	35,975
Custodian and accounting fees	30,238
Professional fees	22,649
Fund data services	8,738
Trustees’ fees	8,414
Shareholders’ reports	6,569
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Pricing fees	4,054
Insurance expense	3,665
Miscellaneous	6,355

Total expenses	131,152
Less: Fee waiver and/or expense reimbursement	(19,343)

Net expenses	111,809

NET INVESTMENT INCOME (LOSS)	10,541,898

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,921))	(2,133,023)
Futures transactions	(897,137)
Forward currency contract transactions	17,168
Swap agreements transactions	635,673
Foreign currency transactions	318

(2,377,001)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(258))	(4,484,536)
Futures	(3,512,125)
Forward currency contracts	24,950
Swap agreements	(350,961)
Foreign currencies	(1,930)

(8,324,602)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(10,701,603)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(159,705)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$10,541,898	$24,090,809
Net realized gain (loss) on investment and foreign currency transactions	(2,377,001)	(16,435,380)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(8,324,602)	26,678,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(159,705)	34,333,947

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [4,684,832 and 15,876,295 shares, respectively]	47,037,510	153,584,303
Portfolio shares purchased [11,129,891 and 29,030,133 shares, respectively]	(111,909,683)	(282,229,970)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(64,872,173)	(128,645,667)

TOTAL INCREASE (DECREASE)	(65,031,878)	(94,311,720)
NET ASSETS:
Beginning of period	487,941,786	582,253,506

End of period	$422,909,908	$487,941,786

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023	April 25, 2022(a) through December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.16		$9.52	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24		0.44	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.23	)(c)	0.20	(0.72)

Total from investment operations	0.01		0.64	(0.48)

Net Asset Value, end of period	$10.17		$10.16	$9.52

Total Return(d)	0.10%		6.72%	(4.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$423		$488	$582
Average net assets (in millions)	$450		$534	$628
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.05	%(f)	0.05%	0.03	%(g)
Expenses before waivers and/or expense reimbursement	0.06	%(f)	0.05%	0.03	%(g)
Net investment income (loss)	4.71	%(f)	4.51%	3.61	%(g)
Portfolio turnover rate(h)(i)	67%		189%	362%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.6%
ASSET-BACKED SECURITIES — 8.6%
Automobiles — 3.1%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class D
1.800%	12/18/25	1,906	$1,901,502
Series 2021-01, Class C
0.890%	10/19/26	2,085	2,035,841
Series 2021-02, Class C
1.010%	01/19/27	3,300	3,143,989
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class B, 144A
3.550%	09/22/25	173	171,917
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class A, 144A, 30 Day Average SOFR + 1.100%
(Cap N/A, Floor 0.000%)
6.435%(c)	12/26/31	1,323	1,327,493
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500%
(Cap N/A, Floor 0.000%)
6.835%(c)	12/26/31	224	224,877
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	1,235	1,190,922
Series 2024-01, Class B
5.170%	08/15/29	335	333,413
CarMax Select Receivables Trust,
Series 2024-A, Class A3
5.400%	11/15/28	620	619,481
Series 2024-A, Class B
5.350%	01/15/30	725	725,393
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	3,518	3,394,958
Series 2024-N01, Class A3, 144A
5.600%	03/10/28	870	868,436
Series 2024-N01, Class B, 144A
5.630%	05/10/30	1,055	1,054,940
Series 2024-N02, Class A3, 144A
5.710%	07/10/28	1,775	1,782,416
Series 2024-P02, Class A4
5.210%	06/10/30	1,715	1,717,147
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30	1,785	1,779,670
Series 2024-01, Class A3, 144A
5.160%	09/20/30	1,345	1,343,749
Exeter Automobile Receivables Trust,
Series 2022-03A, Class C
5.300%	09/15/27	2,660	2,648,382
Series 2023-01A, Class D
6.690%	06/15/29	445	449,675
Ford Credit Auto Lease Trust,
Series 2023-A, Class C
5.540%	12/15/26	1,905	1,902,146
Series 2024-A, Class A4
5.050%	06/15/27	555	552,601
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	3,775	3,718,611

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2020-02, Class C, 144A
1.740%	04/15/33	2,910	$2,751,012
Series 2021-02, Class C, 144A
2.110%	05/15/34	2,575	2,365,767
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,655	2,632,835
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class B1, 144A
6.153%	05/20/32	1,775	1,778,653
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A4, 144A
5.070%	02/15/28	690	687,277
JPMorgan Chase Bank NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	167	165,390
Navistar Financial Dealer Note Master Owner Trust,
Series 2024-01, Class A, 144A
5.590%	04/25/29	1,325	1,327,501
Nissan Auto Lease Trust,
Series 2024-A, Class A4
4.970%	09/15/28	735	730,987
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	148	147,665
Series 2023-03A, Class B, 144A
6.480%	07/20/29	755	764,451
Series 2023-03A, Class C, 144A
6.740%	08/20/29	255	259,706
Series 2024-01A, Class A2, 144A
5.680%	05/20/30	1,265	1,265,097
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	250	249,149
Santander Drive Auto Receivables Trust,
Series 2020-04, Class E, 144A
2.850%	04/17/28	5,395	5,233,868
Series 2022-06, Class B
4.720%	06/15/27	3,925	3,897,746
SBNA Auto Lease Trust,
Series 2024-A, Class A3, 144A
5.390%	11/20/26	810	808,499
Series 2024-A, Class A4, 144A
5.240%	01/22/29	775	773,797
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class A4, 144A
4.940%	01/21/31	600	595,395
Series 2024-01A, Class C, 144A
5.510%	01/20/32	305	305,285
Series 2024-02A, Class A3, 144A
5.330%	11/20/29	1,670	1,674,358
Series 2024-02A, Class B, 144A
5.410%	08/20/30	365	365,802
U.S. Bank NA,
Series 2023-01, Class B, 144A
6.789%	08/25/32	185	185,459

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)

Automobiles (cont’d.)
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	2,010	$1,997,746

			63,851,004

Collateralized Loan Obligations — 2.7%
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.776%(c)	07/20/34	3,170	3,171,585
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class B2R, 144A, 3 Month SOFR + 2.362% (Cap N/A, Floor 2.100%)
7.690%(c)	01/15/31	3,165	3,168,323
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.730%(c)	01/15/35	7,125	7,140,810
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
6.556%(c)	10/20/31	2,490	2,505,894
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
6.856%(c)	04/22/37	2,325	2,341,472
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.756%(c)	07/20/34	1,290	1,292,200
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
6.630%(c)	10/20/34	1,705	1,708,116
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
6.619%(c)	10/15/32	280	280,140
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.852%(c)	04/15/37	6,045	6,085,640
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.825%(c)	04/20/37	4,535	4,551,780
MidOcean Credit CLO Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 1.730% (Cap N/A, Floor 1.730%)
7.057%(c)	10/18/33	2,090	2,107,899
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
6.574%(c)	11/13/31	2,415	2,421,934
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.879%(c)	07/15/33	3,670	3,673,547

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.706%(c)	07/20/29	1,207	$1,208,661
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.740%(c)	07/15/34	2,655	2,658,983
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.876%(c)	04/25/37	510	512,041
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.523%(c)	10/15/31	4,680	4,705,589
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class ARRR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
6.663%(c)	01/25/34	5,140	5,138,506

			54,673,120

Equipment — 0.9%
Amur Equipment Finance Receivables XIII LLC,
Series 2024-01A, Class A2, 144A
5.380%	01/21/31	1,880	1,874,862
Auxilior Term Funding LLC,
Series 2024-01A, Class A2, 144A
5.840%	03/15/27	850	850,007
Series 2024-01A, Class A3, 144A
5.490%	07/15/31	690	689,424
Crossroads Asset Trust,
Series 2024-A, Class A2, 144A
5.900%	08/20/30	1,110	1,109,498
Dell Equipment Finance Trust,
Series 2023-03, Class C, 144A
6.170%	04/23/29	555	561,570
Series 2024-01, Class C, 144A
5.730%	03/22/30	100	100,449
DLLST LLC,
Series 2024-01A, Class A3, 144A
5.050%	08/20/27	890	883,771
Series 2024-01A, Class A4, 144A
4.930%	04/22/30	210	208,052
HPEFS Equipment Trust,
Series 2023-02A, Class B, 144A
6.250%	01/21/31	185	186,486
Series 2023-02A, Class C, 144A
6.480%	01/21/31	695	702,368
Series 2023-02A, Class D, 144A
6.970%	07/21/31	475	482,886
Series 2024-02A, Class A3, 144A
5.360%	10/20/31	745	744,583
Series 2024-02A, Class B, 144A
5.350%	10/20/31	335	335,356
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	715	711,119

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Equipment (cont’d.)
Series 2024-02A, Class A3, 144A
5.260%	11/15/28	1,350	$1,348,948
Series 2024-02A, Class A4, 144A
5.190%	05/15/30	710	709,393
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	1,580	1,430,178
Series 2024-A, Class A3, 144A
4.950%	07/14/31	3,005	2,984,580
Post Road Equipment Finance LLC,
Series 2024-01A, Class A2, 144A
5.590%	11/15/29	610	609,764
SCF Equipment Leasing LLC,
Series 2024-01A, Class A3, 144A
5.520%	01/20/32	1,650	1,659,419
Verdant Receivables LLC,
Series 2024-01A, Class A2, 144A
5.680%	12/12/31	670	672,194

			18,854,907

Other — 1.6%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2023-01A, Class A2, 144A
7.824%	03/05/53	1,145	1,183,796
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	45	43,471
CyrusOne Data Centers Issuer I LLC,
Series 2024-02A, Class A2, 144A
4.500%	05/20/49	5,290	4,902,723
Series 2024-03A, Class A2, 144A
4.650%	05/20/49	2,085	1,888,300
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	715	695,911
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	2,148	1,955,350
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	2,540	2,219,392
Elara HGV Timeshare Issuer LLC,
Series 2023-A, Class A, 144A
6.160%	02/25/38	834	842,744
Series 2023-A, Class B, 144A
6.530%	02/25/38	665	671,784
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	1,179	1,012,324
MVW LLC,
Series 2019-02A, Class A, 144A
2.220%	10/20/38	49	46,753
Series 2020-01A, Class A, 144A
1.740%	10/20/37	218	205,823
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	410	381,760
Series 2023-01A, Class A, 144A
4.930%	10/20/40	2,843	2,815,442
Series 2023-02A, Class A, 144A
6.180%	11/20/40	763	772,807

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Series 2023-02A, Class B, 144A
6.330%	11/20/40	511	$515,856
Progress Residential Trust,
Series 2020-SFR03, Class B, 144A
1.495%	10/17/27	410	388,998
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/15/49	3,010	2,990,534
SEB Funding LLC,
Series 2024-01A, Class A2, 144A
7.386%	04/30/54	3,385	3,433,084
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	2,674	2,336,870
Tricon Residential Trust,
Series 2024-SFR02, Class A, 144A
4.750%	06/17/40	2,985	2,913,084
Verizon Master Trust,
Series 2023-01, Class C
4.980%	01/22/29	1,225	1,208,394

			33,425,200

Student Loans — 0.3%
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	1,129	1,096,446
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	844	819,648
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	622	584,553
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	775	709,713
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	409	360,883
Series 2021-B, Class A, 144A
1.310%	07/17/51	2,483	2,257,170

			5,828,413

TOTAL ASSET-BACKED SECURITIES (cost $174,473,781)			176,632,644

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.593%(c)	04/15/34	3,250	2,959,036
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
7.603%(c)	11/15/34	190	3,800
Series 2024-5C27, Class A3
6.014%	07/15/57	600	616,773
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	1,395	1,298,385

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month SOFR + 1.664% (Cap N/A, Floor 1.550%)
6.993%(c)	08/15/38	2,189	$1,850,195
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month SOFR + 0.767% (Cap N/A, Floor 0.767%)
6.096%(c)	05/15/38	324	320,372
BX Trust,
Series 2021-ARIA, Class B, 144A, 1 Month SOFR + 1.411% (Cap N/A, Floor 1.297%)
6.740%(c)	10/15/36	1,725	1,700,203
Series 2021-MFM01, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.143%(c)	01/15/34	341	337,912
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	101,903
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	965	647,080
Cold Storage Trust,
Series 2020-ICE05, Class A, 144A, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.341%(c)	11/15/37	1,067	1,062,545
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	1,815	1,687,901
Extended Stay America Trust,
Series 2021-ESH, Class B, 144A, 1 Month SOFR + 1.494% (Cap N/A, Floor 1.380%)
6.823%(c)	07/15/38	300	298,495
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class A1
2.206%	06/25/25	31	31,068
Series K068, Class A1
2.952%	02/25/27	83	80,490
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.341%(cc)	05/25/52	1,265	1,194,274
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month SOFR + 1.714% (Cap N/A, Floor 1.600%)
7.193%(c)	05/15/26	2,185	1,743,218
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,165	1,077,847
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	1,000	21,527
Series 2020-609M, Class A, 144A, 1 Month SOFR + 1.734% (Cap N/A, Floor 1.370%)
7.063%(c)	10/15/33	340	324,759
Series 2022-OPO, Class C, 144A
3.565%(cc)	01/05/39	2,575	2,073,351

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, 144A, 1 Month SOFR + 1.592% (Cap N/A, Floor 1.592%)
6.920%(c)	05/15/41	565	$561,142
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	55	54,638
Series 2015-C27, Class AS
4.068%	12/15/47	265	252,618
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	790	753,098
Series 2019-NUGS, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 2.450%)
6.393%(c)	12/15/36	260	212,592
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month SOFR + 2.109% (Cap N/A, Floor 1.995%)
7.438%(c)	11/15/38	4,481	4,193,214
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.243%(c)	04/15/36	195	192,959
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, 144A, 1 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.720%(c)	05/15/39	3,150	3,134,250
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.943%(c)	05/15/38	410	377,196
TX Trust,
Series 2024-HOU, Class A, 144A, 1 Month SOFR + 1.591% (Cap N/A, Floor 1.591%)
6.910%(c)	06/15/39	980	971,420
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, 144A
6.134%(cc)	03/15/40	575	574,439
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
6.643%(c)	05/15/31	695	677,263

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $32,490,710)			31,385,963

CORPORATE BONDS — 27.1%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.650%	10/01/28	980	958,118

Aerospace & Defense — 0.4%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.300%	03/26/34	1,410	1,392,029

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/28	455	$416,691
3.750%	02/01/50	624	409,417
5.040%	05/01/27	1,760	1,721,382
Sr. Unsec’d. Notes, 144A
6.388%	05/01/31	1,065	1,084,073
6.528%	05/01/34	2,435	2,492,831

			7,516,423

Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	720	644,629
6.000%	02/20/34	1,160	1,172,570
6.343%	08/02/30	400	417,232
7.079%	08/02/43	1,100	1,161,413
7.081%	08/02/53	2,110	2,245,716
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	1,420	1,414,917

			7,056,477

Auto Manufacturers — 0.6%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	01/18/34	295	292,193
Ford Motor Co.,
Sr. Unsec’d. Notes
9.625%	04/22/30(a)	360	418,713
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.950%	05/28/27	440	429,757
6.798%	11/07/28	675	697,854
6.800%	05/12/28	620	639,083
7.122%	11/07/33(a)	650	686,584
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.550%	07/15/29(a)	1,640	1,640,422
5.800%	06/23/28(a)	830	839,597
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.350%	03/19/29	720	718,750
5.400%	01/08/31	430	427,109
5.500%	03/30/26(a)	700	699,288
6.500%	01/16/29(a)	855	892,423
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.625%	11/13/25	1,325	1,308,720
4.750%	11/13/28	1,755	1,716,522
5.600%	03/22/34	1,900	1,889,331

			13,296,346

Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/21/33(a)	2,875	2,923,758

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks — 6.6%
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Non-Preferred Notes
6.033%(ff)	03/13/35	3,000	$2,988,270
Bank of America Corp.,
Sr. Unsec’d. Notes
5.288%(ff)	04/25/34(a)	3,230	3,196,261
5.819%(ff)	09/15/29	3,358	3,427,887
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	10,815	8,902,277
5.015%(ff)	07/22/33(a)	4,060	3,966,503
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	225	190,464
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
5.188%(ff)	03/14/35	1,975	1,949,622
6.474%(ff)	10/25/34	2,350	2,534,211
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26	1,173	1,144,068
5.304%(ff)	08/09/26	744	739,159
5.690%(ff)	03/12/30	1,845	1,847,523
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	2,630	2,299,887
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35	645	646,467
6.208%(ff)	01/18/29	6,095	6,184,960
6.684%(ff)	09/13/27	2,140	2,178,924
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26	3,295	3,228,170
Sub. Notes
4.450%	09/29/27	650	633,643
5.827%(ff)	02/13/35	7,535	7,468,805
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
3.244%(ff)	12/20/25	1,565	1,544,194
5.705%(ff)	03/01/30	1,570	1,570,591
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
3.961%(ff)	11/26/25	1,480	1,467,029
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25	465	456,070
2.550%	05/05/27	265	245,483
5.631%(ff)	01/29/32	685	678,757
6.339%(ff)	07/27/29(a)	1,620	1,661,137
6.361%(ff)	10/27/28	385	393,378
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/27	500	462,526
Sub. Notes
3.850%	03/15/26	325	315,356
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.615%(ff)	03/15/28	2,520	2,409,056

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
3.691%(ff)	06/05/28	3,420	$3,271,143
4.482%(ff)	08/23/28(a)	2,885	2,818,147
Huntington National Bank (The),
Sr. Unsec’d. Notes
5.699%(ff)	11/18/25	305	304,331
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
6.114%(ff)	09/11/34	1,230	1,267,060
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31	6,445	5,570,394
2.739%(ff)	10/15/30	2,280	2,017,086
5.040%(ff)	01/23/28	1,255	1,248,567
5.336%(ff)	01/23/35	1,145	1,139,045
Sub. Notes
2.956%(ff)	05/13/31	3,098	2,715,067
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	3,285	3,272,086
5.173%(ff)	01/16/30(a)	1,975	1,969,052
Sr. Unsec’d. Notes, MTN
5.250%(ff)	04/21/34(a)	3,230	3,180,838
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.300%(ff)	01/21/28(a)	645	644,031
6.875%(ff)	10/20/34	2,075	2,260,816
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
6.124%(ff)	05/31/27(a)	550	552,485
6.342%(ff)	05/31/35(a)	2,670	2,664,565
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26	5,570	5,300,171
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
5.519%(ff)	01/19/28	4,390	4,331,606
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	1,425	1,333,316
5.905%(ff)	05/14/35(a)	3,530	3,498,009
U.S. Bancorp,
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30(a)	845	846,905
5.678%(ff)	01/23/35	3,640	3,657,035
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	250	245,504
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	1,650	1,536,562
1.364%(ff)	01/30/27	1,530	1,428,229
2.193%(ff)	06/05/26	1,980	1,913,175
2.746%(ff)	02/11/33	990	808,767
3.091%(ff)	05/14/32	1,765	1,506,869
5.711%(ff)	01/12/27	525	525,267
6.246%(ff)	09/22/29	405	416,349
6.537%(ff)	08/12/33	1,425	1,499,812

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		6,548	$5,665,058
5.198%(ff)	01/23/30		2,580	2,568,914

				136,706,939

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		4,305	4,337,091

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43		350	344,879

Building Materials — 0.1%
Owens Corning,
Sr. Unsec’d. Notes
5.700%	06/15/34		1,110	1,120,596
5.950%	06/15/54		1,125	1,132,641

				2,253,237

Chemicals — 0.1%
Westlake Corp.,
Sr. Unsec’d. Notes
1.625%	07/17/29	EUR	2,675	2,557,084

Commercial Services — 0.2%
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	01/15/30	EUR	2,205	2,113,382
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		1,925	1,873,195
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		75	68,376
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37		35	30,497

				4,085,450

Computers — 0.0%
Booz Allen Hamilton, Inc.,
Gtd. Notes
5.950%	08/04/33		970	996,349

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/30/32		1,782	1,528,689
4.625%	10/15/27(a)		645	627,935
5.100%	01/19/29		1,000	988,759
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30		1,210	1,091,214
3.750%	03/09/27		445	427,313
5.247%(ff)	07/26/30		665	652,462
5.468%(ff)	02/01/29		4,555	4,536,001

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
5.700%(ff)	02/01/30	438	$439,767
6.051%(ff)	02/01/35	1,205	1,212,043
7.624%(ff)	10/30/31(a)	390	428,972
Sub. Notes
2.359%(ff)	07/29/32	959	750,206
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	225	174,477
2.650%	09/15/40	1,220	846,458
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31	2,110	1,775,690
3.200%	04/06/41	870	648,088

			16,128,074

Electric — 3.3%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/29	940	935,295
Appalachian Power Co.,
Sr. Unsec’d. Notes
5.650%	04/01/34	3,141	3,111,572
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.400%	06/01/53	1,055	1,008,705
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28(a)	1,030	1,043,296
DTE Energy Co.,
Sr. Unsec’d. Notes
4.875%	06/01/28	415	408,345
5.100%	03/01/29	3,000	2,976,495
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/52	1,935	1,682,048
6.100%	09/15/53	1,377	1,398,503
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	930	918,980
6.950%	11/15/29	395	419,710
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29(a)	815	810,648
5.625%	04/10/34	1,010	1,003,576
Eversource Energy,
Sr. Unsec’d. Notes
5.850%	04/15/31	1,655	1,677,415
5.950%	07/15/34(a)	3,190	3,220,899
Exelon Corp.,
Sr. Unsec’d. Notes
5.450%	03/15/34	1,125	1,117,117
5.600%	03/15/53(a)	3,500	3,367,273
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	1,888	1,638,575
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30	349	292,178

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series C
3.400%	03/01/50(a)	2,424	$1,609,399
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33	2,320	2,263,283
5.250%	03/15/34	1,455	1,450,918
Indianapolis Power & Light Co.,
First Mortgage, 144A
5.700%	04/01/54	710	696,752
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/01/34	1,205	1,194,339
MidAmerican Energy Co.,
First Mortgage
5.850%	09/15/54	880	901,889
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
5.664%	01/17/54	1,190	1,142,710
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	1,016	917,585
2.500%	02/01/31	2,280	1,879,991
3.300%	12/01/27	460	428,891
3.950%	12/01/47	1,160	829,388
4.550%	07/01/30	2,710	2,569,882
5.800%	05/15/34	1,635	1,626,098
5.900%	06/15/32	375	375,939
6.700%	04/01/53	760	789,808
6.750%	01/15/53	1,680	1,745,586
6.950%	03/15/34(a)	1,215	1,308,276
PacifiCorp,
First Mortgage
5.300%	02/15/31	1,715	1,709,705
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28(a)	4,695	4,928,315
Sempra,
Sr. Unsec’d. Notes
3.400%	02/01/28	445	418,606
3.700%	04/01/29	670	627,214
Southern California Edison Co.,
First Mortgage
5.450%	06/01/31(a)	565	569,163
5.700%	03/01/53(a)	1,125	1,091,409
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33	3,470	3,411,242
5.700%	03/15/34	2,650	2,696,201
Southwestern Public Service Co.,
First Mortgage
6.000%	06/01/54	655	653,417
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/34	750	750,828
6.950%	10/15/33	940	1,003,552

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30		2,375	$2,133,057

				68,754,073

Engineering & Construction — 0.2%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	09/15/32	EUR	1,400	1,286,147
2.000%	02/15/33	EUR	1,200	1,089,232
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	900	844,952

				3,220,331

Entertainment — 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27		3,544	3,361,619

Foods — 0.3%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36		440	427,850
6.400%	01/15/34		450	474,853
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/20/33		4,470	4,339,561
Sysco Corp.,
Gtd. Notes
2.450%	12/14/31(a)		840	693,810

				5,936,074

Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
6.119%	07/20/53(a)		760	752,631
NiSource, Inc.,
Sr. Unsec’d. Notes
5.250%	03/30/28		450	449,519

				1,202,150

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/50		1,129	646,420

Healthcare-Products — 0.7%
Revvity, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28(a)		2,040	1,784,743
2.250%	09/15/31		960	784,345
3.300%	09/15/29		1,225	1,114,735
Sartorius Finance BV (Germany),
Gtd. Notes
4.875%	09/14/35	EUR	1,900	2,116,127
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29		2,030	2,023,731

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
5.600%	03/23/34	2,310	$2,267,211
5.900%	04/30/54	2,155	2,059,889
6.000%	05/15/64	2,145	2,038,434

			14,189,215

Healthcare-Services — 2.0%
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30	7,575	6,480,055
4.250%	12/15/27	490	467,854
4.625%	12/15/29	2,620	2,476,477
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	555,949
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53(a)	1,075	989,044
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31(a)	945	775,704
3.500%	09/01/30(a)	4,805	4,334,424
4.125%	06/15/29	270	255,709
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
5.200%	06/15/29	835	832,142
5.450%	06/15/34	1,060	1,047,162
5.875%	06/15/54	2,190	2,151,294
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32(a)	105	83,680
4.875%	04/01/30	1,605	1,574,956
5.375%	04/15/31(a)	1,955	1,944,257
5.750%	04/15/54(a)	810	780,508
5.950%	03/15/34	1,205	1,232,114
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.849%	05/08/29	555	563,399
6.000%	05/08/34	700	716,472
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29	1,735	1,783,316
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	715	717,541
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/34	2,845	2,807,054
5.050%	04/15/53	5,559	5,156,266
5.875%	02/15/53	3,040	3,157,742

			40,883,119

Insurance — 0.6%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	420	390,291

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (cont’d.)
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	710	$622,611
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.750%	07/15/54	422	409,798
6.750%	02/15/54	1,230	1,353,888
Athene Global Funding,
Sec’d. Notes, 144A
5.684%	02/23/26	2,965	2,972,305
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	1,090	1,083,459
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29	2,660	2,493,378
3.900%	04/05/32(a)	715	640,382
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.200%	01/12/29	425	423,172
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53(a)	1,076	1,086,900
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	1,240	1,224,216

			12,700,400

Internet — 0.2%
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.600%	05/15/53	3,265	3,332,745

Investment Companies — 0.5%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.875%	02/14/35	2,215	2,095,944
5.125%	02/14/53	3,670	3,181,431
Hannon Armstrong Sustainable Infrastructure Capital, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	07/01/34	4,395	4,322,670

			9,600,045

Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	1,240	1,183,679
5.900%	06/01/27	465	467,363

			1,651,042

Machinery-Diversified — 0.2%
AGCO Corp.,
Gtd. Notes
5.800%	03/21/34(a)	535	532,670
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31	1,010	1,015,106
5.450%	06/15/34(a)	825	831,701

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Machinery-Diversified (cont’d.)
5.700%	06/15/54	690	$694,799

			3,074,276

Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	2,680	2,191,457
3.750%	02/15/28	1,125	1,046,192
5.250%	04/01/53(a)	2,705	2,125,291
6.484%	10/23/45	650	594,529
6.650%	02/01/34(a)	2,525	2,550,989
Comcast Corp.,
Gtd. Notes
3.900%	03/01/38	1,145	969,249
5.650%	06/01/54	3,670	3,664,652
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51(a)	1,240	924,521

			14,066,880

Mining — 0.4%
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
6.300%	09/08/53	500	492,969
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	200	178,500
6.300%	09/08/53	2,395	2,361,320
6.440%	01/26/36	1,270	1,305,719
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32	2,175	2,104,856
Freeport-McMoRan, Inc.,
Gtd. Notes
4.375%	08/01/28	865	835,406
5.000%	09/01/27	201	198,946

			7,477,716

Oil & Gas — 1.0%
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	445	427,533
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30(a)	725	721,531
5.400%	04/18/34	3,243	3,210,093
5.750%	04/18/54(a)	1,360	1,317,728
5.900%	04/18/64	1,425	1,375,667
6.250%	03/15/53	1,085	1,120,054
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	05/15/34	1,570	1,565,280
5.950%	05/15/54	1,940	1,907,504
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.125%	01/01/31(a)	1,766	1,808,452
6.375%	09/01/28(a)	595	613,814

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.625%	09/01/30	400	$419,338
7.500%	05/01/31	1,575	1,734,424
8.875%	07/15/30	3,190	3,677,380
Raizen Fuels Finance SA (Brazil),
Gtd. Notes, 144A
6.450%	03/05/34	680	689,690
6.950%	03/05/54	640	649,600

			21,238,088

Pharmaceuticals — 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49	4,070	3,387,115
4.500%	05/14/35	2,794	2,634,923
4.700%	05/14/45	145	130,973
4.875%	11/14/48	3,185	2,925,117
5.050%	03/15/34(a)	2,950	2,940,874
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
5.000%	02/26/34	3,110	3,092,033
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,835	1,797,378
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.375%	11/21/30	1,435	1,470,424
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	4,020	3,552,342
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.650%	02/22/64	1,255	1,226,270
6.250%	11/15/53	1,453	1,560,766
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	90	59,766
5.050%	03/25/48(a)	5,790	4,989,607
5.125%	07/20/45	105	92,329
5.875%	06/01/53	1,215	1,163,694
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.700%	02/09/34	3,170	3,108,009
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
5.300%	05/19/53	1,410	1,363,705
5.340%	05/19/63	2,235	2,111,755

			37,607,080

Pipelines — 1.6%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,135	992,907
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	1,240	1,238,336

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	570	$542,886
5.950%	06/30/33	1,706	1,727,345
Gtd. Notes, 144A
5.750%	08/15/34	3,120	3,122,108
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	880	854,508
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34	2,165	2,162,260
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34	2,165	2,128,827
Enbridge, Inc. (Canada),
Gtd. Notes
5.300%	04/05/29	954	954,214
5.625%	04/05/34(a)	1,745	1,738,887
6.200%	11/15/30(a)	326	342,286
6.700%	11/15/53	1,050	1,148,385
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25(a)	1,020	995,065
5.550%	05/15/34	1,160	1,145,326
5.950%	05/15/54(a)	765	741,054
6.400%	12/01/30(a)	1,435	1,507,986
6.550%	12/01/33	685	724,796
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28(a)	410	416,239
5.800%	11/01/30	1,260	1,288,771
6.050%	09/01/33(a)	1,255	1,292,409
6.625%	09/01/53	2,530	2,701,602
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	440	424,557
Targa Resources Corp.,
Gtd. Notes
6.150%	03/01/29	812	838,170
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	425	415,993
5.500%	03/01/30	2,940	2,921,781
6.875%	01/15/29	489	501,534
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.500%	03/01/28	435	419,104
6.350%	01/15/29	415	428,071

			33,715,407

Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.250%	05/15/36	330	317,523
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29(a)	785	782,075

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.450%	02/15/34(a)	2,300	$2,280,568
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	1,380	1,364,733
3.900%	03/15/27(a)	4,490	4,313,494
4.050%	07/01/30	681	631,886
4.125%	05/15/29	2,755	2,601,792
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.500%	07/15/31	242	199,758
5.600%	06/01/29	410	413,512
5.800%	03/01/34	1,085	1,095,803
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	735	731,565
Healthcare Realty Holdings LP,
Gtd. Notes
2.050%	03/15/31	1,025	793,019
3.625%	01/15/28	80	73,912
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31(a)	470	405,484
Invitation Homes Operating Partnership LP,
Gtd. Notes
5.450%	08/15/30	561	561,676
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	100	98,731
4.250%	08/15/29	80	72,491
4.375%	10/01/25	2,655	2,599,779
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	1,215	1,103,575
2.836%	01/15/50	2,745	2,696,787

			23,138,163

Retail — 0.4%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.950%	06/25/34	2,130	2,108,333
5.300%	06/25/54	1,100	1,073,982
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	561	441,008
5.625%	04/15/53	775	750,447
5.750%	07/01/53(a)	785	773,908
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	2,850	2,332,453

			7,480,131

Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes, 144A
2.600%	02/15/33	1,533	1,241,153
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	2,155	1,857,303

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes
3.050%	08/12/51(a)	2,159	$1,369,400
3.250%	11/15/49	3,129	2,098,154
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30	2,340	2,266,418
6.750%	11/01/29	1,460	1,552,472

			10,384,900

Software — 0.1%
Atlassian Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/29(a)	620	619,898
Oracle Corp.,
Sr. Unsec’d. Notes
4.900%	02/06/33(a)	2,145	2,081,742

			2,701,640

Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	09/15/53	1,438	976,013
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	2,900	2,847,214
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/29	865	858,433
5.400%	04/15/34	1,010	1,000,835
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	43,732
3.800%	03/15/32	1,340	1,162,465
4.350%	05/01/49	180	143,044
4.550%	03/15/52	4,136	3,363,856
5.000%	02/15/29(a)	2,400	2,373,654
5.300%	02/15/34(a)	2,695	2,645,289
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	2,910	3,084,788
8.750%	03/15/32	2,115	2,543,322
T-Mobile USA, Inc.,
Gtd. Notes
3.875%	04/15/30	1,608	1,503,270
5.750%	01/15/54	7,295	7,259,917
6.000%	06/15/54	925	957,643

			30,763,475

Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	2,190	2,197,388

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.500%	03/15/55	1,770	$1,775,252

TOTAL CORPORATE BONDS (cost $556,244,739)			560,257,854

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	228,026
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	410	440,821
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	227,885
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	148,588
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	138,352
7.625%	03/01/40	100	118,288
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	13,186

			1,315,146

Florida — 0.0%
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	497,740

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	318	344,314

Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	210	216,168
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	424	452,257

			668,425

Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	254,576

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	433,211

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York (cont’d.)
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	$302,315
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds, Series 182
5.310%	08/01/46	50	48,583

			784,109

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	137,249

Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	130	116,040

Texas — 0.0%
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	480	392,328

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	228,795

TOTAL MUNICIPAL BONDS (cost $4,563,129)			4,738,722

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.4%
Angel Oak Mortgage Trust,
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	66	58,631
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	313,723
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	231	195,446
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	1,050	888,870
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	229	190,386
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	2,035	1,592,933
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	1,675	1,398,037
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month SOFR + 0.814% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	118	114,987
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	41	38,444
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	132	107,289

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, 30 Day Average SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.450%(c)	02/25/30	5	$4,963
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	1	100
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2024-DNA02, Class A1, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
6.585%(c)	05/25/44	1,538	1,543,728
FHLMC Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.646%(cc)	12/25/46	532	514,629
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.452%(cc)	05/25/48	4,722	4,295,314
Freddie Mac REMIC,
Series 4623, Class MF, 30 Day Average SOFR + 0.614% (Cap 6.500%, Floor 0.500%)
5.948%(c)	10/15/46	17	16,463
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	195	172,812
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	168	152,821
Government National Mortgage Assoc.,
Series 2013-24, Class OI, IO
4.000%	02/20/43	143	13,979
Series 2013-82, Class IG, IO
3.500%	05/20/43	441	66,622
Series 2017-184, Class JH
3.000%	12/20/47	12	10,483
Series 2018-08, Class DA
3.000%	11/20/47	144	130,573
Series 2022-63, Class LM
3.500%	10/20/50	1,490	1,220,795
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
5.912%(cc)	07/25/44	19	18,650
Series 2020-INV01, Class A14, 144A
2.921%(cc)	10/25/50	1,151	958,921
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	1,567	1,228,712
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	1,622	1,271,334
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	458	405,899
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
6.000%(c)	08/25/50	226	213,218
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	375	326,975
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	515	432,123

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	186	$155,848
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	56	54,681
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	187	175,942
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51	124	97,267
Series 2023-NQM01, Class A2, 144A
7.530%	09/25/68	674	685,044
OBX Trust,
Series 2019-EXP03, Class 2A2, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 0.000%)
6.560%(c)	10/25/59	14	13,993
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	53	46,290
Series 2020-EXP01, Class 2A2, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.000%)
6.410%(c)	02/25/60	23	21,806
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	144	120,775
Series 2023-NQM09, Class A2, 144A
7.513%	10/25/63	171	173,157
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.783%(cc)	08/25/47	1,164	1,056,503
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	52	46,409
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	431	394,168
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	26	25,802
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	791	732,239
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	103	98,293
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.460%(c)	10/25/59	394	400,054
UWM Mortgage Trust,
Series 2021-INV01, Class A15, 144A
2.500%(cc)	08/25/51	3,981	3,120,937
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	1,608	1,258,192
Verus Securitization Trust,
Series 2019-INV03, Class A1, 144A
3.692%(cc)	11/25/59	289	280,686
Series 2020-INV01, Class A3, 144A
4.889%(cc)	03/25/60	405	394,885
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	106	93,481

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	473	$414,399
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66	911	760,952
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65	973	891,340

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $28,714,732)			29,411,003

SOVEREIGN BONDS — 0.4%
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.000%	05/07/29	2,175	2,122,664
6.000%	05/07/36	2,030	1,977,220
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.875%	01/30/29	2,380	2,364,381
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.750%	01/16/54	1,580	1,538,920

TOTAL SOVEREIGN BONDS (cost $8,095,680)			8,003,185

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.4%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36	629	541,564
1.500%	02/01/36	1,328	1,141,511
2.000%	08/01/36	949	839,337
2.000%	04/01/37	281	246,925
2.000%	05/01/37	102	89,362
2.000%	06/01/37	135	118,799
2.000%	06/01/41	1,472	1,231,078
2.000%	03/01/42	2,673	2,233,144
2.000%	06/01/50	395	313,712
2.000%	07/01/50	313	247,663
2.000%	02/01/51	7,373	5,788,866
2.000%	04/01/51	10,249	8,077,840
2.000%	05/01/51	53	42,328
2.000%	05/01/51	2,219	1,747,393
2.000%	07/01/51	32	25,578
2.000%	12/01/51	3,143	2,480,856
2.000%	03/01/52	639	507,658
2.000%	03/01/52	1,225	959,596
2.000%	04/01/52	1,094	857,459
2.000%	04/01/52	1,284	1,013,958
2.000%	05/01/52	342	271,433
2.500%	07/01/37	519	468,059
2.500%	03/01/42	2,165	1,868,771
2.500%	07/01/50	277	230,180
2.500%	07/01/50	2,568	2,118,603
2.500%	10/01/50	428	352,902
2.500%	05/01/51	245	203,752
2.500%	06/01/51	128	104,969
2.500%	06/01/51	931	779,980
2.500%	07/01/51	331	273,505

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	08/01/51	645	$532,043
2.500%	08/01/51	2,029	1,665,296
2.500%	11/01/51	1,964	1,636,510
2.500%	01/01/52	5,116	4,233,964
2.500%	02/01/52	162	132,610
2.500%	02/01/52	1,769	1,464,279
2.500%	04/01/52	3,740	3,088,012
2.500%	04/01/52	9,646	7,897,762
2.500%	05/01/52	7,727	6,314,415
2.500%	07/01/52	147	119,804
3.000%	01/01/27	3	3,303
3.000%	02/01/30	11	10,918
3.000%	05/01/30	234	226,803
3.000%	11/01/33	480	451,713
3.000%	02/01/34	473	446,970
3.000%	04/01/34	39	36,785
3.000%	03/01/35	103	96,243
3.000%	11/01/42	14	11,973
3.000%	01/01/43	16	14,312
3.000%	02/01/43	5	4,333
3.000%	02/01/43	11	9,881
3.000%	02/01/43	48	42,401
3.000%	03/01/43	46	41,006
3.000%	03/01/45	6	5,663
3.000%	04/01/45	54	47,347
3.000%	06/01/45	12	10,198
3.000%	06/01/45	81	71,303
3.000%	07/01/45	50	44,097
3.000%	02/01/47	699	611,337
3.000%	02/01/48	8	6,754
3.000%	09/01/49	595	520,601
3.000%	11/01/49	607	528,060
3.000%	02/01/50	232	201,016
3.000%	06/01/50	257	223,222
3.000%	08/01/50	1,099	955,224
3.000%	09/01/51	2,829	2,436,522
3.000%	11/01/51	1,929	1,653,628
3.000%	01/01/52	1,419	1,215,079
3.000%	04/01/52	2,395	2,039,377
3.000%	08/01/52	3,783	3,274,672
3.500%	06/01/33	31	30,134
3.500%	02/01/34	69	65,623
3.500%	03/01/42	1	1,196
3.500%	04/01/42	10	8,892
3.500%	04/01/42	98	90,325
3.500%	08/01/42	14	12,422
3.500%	08/01/42	18	16,424
3.500%	08/01/42	98	89,884
3.500%	09/01/42	1	1,255
3.500%	09/01/42	24	21,744
3.500%	09/01/42	136	124,333
3.500%	10/01/42	3	3,185
3.500%	10/01/42	36	32,887
3.500%	11/01/42	16	14,469
3.500%	12/01/42	219	199,273
3.500%	01/01/43	171	155,436
3.500%	04/01/43	5	4,207
3.500%	04/01/43	21	18,866

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	04/01/43	136	$123,637
3.500%	05/01/43	382	347,665
3.500%	07/01/43	26	23,612
3.500%	10/01/43	44	40,245
3.500%	01/01/44	224	204,424
3.500%	03/01/44	270	247,635
3.500%	03/01/45	111	101,927
3.500%	05/01/45	128	116,116
3.500%	06/01/45	24	21,616
3.500%	06/01/45	161	145,757
3.500%	03/01/46	102	92,162
3.500%	12/01/46	1,267	1,146,599
3.500%	01/01/48	2,388	2,161,659
3.500%	03/01/48	930	844,679
3.500%	10/01/49	51	45,339
3.500%	12/01/49	122	109,190
3.500%	01/01/50	946	848,380
3.500%	02/01/50	2,600	2,357,552
3.500%	05/01/51	1,957	1,750,530
3.500%	11/01/52	2,252	1,994,393
4.000%	06/01/33	76	74,074
4.000%	10/01/34	31	30,402
4.000%	08/01/37	1,420	1,376,999
4.000%	05/01/38	177	170,239
4.000%	09/01/40	1	680
4.000%	10/01/40	2	1,667
4.000%	10/01/40	4	3,415
4.000%	10/01/40	11	10,396
4.000%	11/01/40	5	4,323
4.000%	12/01/40	2	1,540
4.000%	12/01/40	116	109,517
4.000%	12/01/40	257	243,112
4.000%	12/01/40	348	328,914
4.000%	02/01/41	12	11,439
4.000%	02/01/41	71	66,858
4.000%	04/01/41	440	415,687
4.000%	10/01/41	26	24,382
4.000%	10/01/41	80	75,467
4.000%	12/01/41	56	52,319
4.000%	02/01/42	189	178,746
4.000%	03/01/42	5	4,643
4.000%	04/01/42	2	1,978
4.000%	04/01/42	7	6,486
4.000%	04/01/42	21	19,771
4.000%	04/01/42	47	44,606
4.000%	06/01/42	8	7,185
4.000%	07/01/42	439	413,730
4.000%	09/01/42	30	28,559
4.000%	11/01/42	194	182,991
4.000%	05/01/43	34	32,203
4.000%	09/01/43	130	122,622
4.000%	02/01/45	66	61,718
4.000%	05/01/45	23	21,640
4.000%	11/01/45	42	39,122
4.000%	01/01/46	1,404	1,324,011
4.000%	04/01/46	3	3,212
4.000%	04/01/46	7	6,980
4.000%	04/01/46	148	139,056

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	10/01/47	2		$2,279
4.000%	04/01/48	4		4,005
4.000%	06/01/48	112		104,799
4.000%	01/01/50	40		36,687
4.000%	02/01/50	2,154		2,002,876
4.500%	09/01/37	142		139,379
4.500%	05/01/39	35		33,631
4.500%	05/01/39	35		34,298
4.500%	06/01/39	22		20,991
4.500%	08/01/39	150		145,700
4.500%	09/01/39	11		10,407
4.500%	10/01/39	4		3,971
4.500%	10/01/39	10		9,790
4.500%	10/01/39	59		57,546
4.500%	10/01/39	204		197,984
4.500%	10/01/39	458		445,094
4.500%	12/01/39	14		13,780
4.500%	03/01/40	29		28,349
4.500%	05/01/40	20		19,049
4.500%	08/01/40	32		31,587
4.500%	08/01/40	50		48,828
4.500%	10/01/40	39		37,668
4.500%	11/01/40	29		27,735
4.500%	01/01/41	51		49,026
4.500%	02/01/41	6		5,983
4.500%	02/01/41	8		7,962
4.500%	02/01/41	9		8,321
4.500%	02/01/41	18		17,328
4.500%	03/01/41	41		40,069
4.500%	04/01/41	65		62,832
4.500%	04/01/41	117		113,370
4.500%	10/01/41	357		346,942
4.500%	01/01/42	18		17,238
4.500%	05/01/42	19		18,461
4.500%	03/01/44	6		5,299
4.500%	03/01/44	15		14,340
4.500%	03/01/44	16		15,034
4.500%	12/01/48	325		311,844
4.500%	05/01/50	138		131,059
4.500%	11/01/52	1,943		1,832,786
4.500%	12/01/52	207		195,542
5.000%	07/01/25	—	(r)	—
5.000%	07/01/33	—	(r)	202
5.000%	11/01/33	1		1,195
5.000%	11/01/33	1		1,442
5.000%	11/01/33	2		2,160
5.000%	11/01/33	3		2,719
5.000%	07/01/35	430		424,766
5.000%	11/01/35	64		63,595
5.000%	12/01/35	1		705
5.000%	09/01/39	2		2,172
5.000%	04/01/40	3		3,411
5.000%	04/01/40	29		29,080
5.000%	06/01/40	30		29,434
5.000%	07/01/40	3		2,933
5.000%	07/01/40	21		20,467
5.000%	08/01/40	12		11,764
5.000%	08/01/40	36		35,219

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	08/01/40	106		$104,447
5.000%	06/01/41	57		56,077
5.000%	07/01/41	4		3,544
5.000%	07/01/41	5		5,335
5.000%	07/01/41	16		15,354
5.000%	07/01/41	21		20,768
5.000%	11/01/52	2,255		2,183,409
5.000%	05/01/53	534		516,927
5.000%	11/01/53	1,010		976,057
5.500%	03/01/34	14		13,957
5.500%	07/01/35	9		8,813
5.500%	06/01/36	16		16,255
5.500%	01/01/38	266		267,144
5.500%	06/01/41	98		98,947
5.500%	08/01/53	4,780		4,723,742
5.500%	02/01/54	1,358		1,343,160
6.000%	10/01/32	—	(r)	54
6.000%	03/01/33	3		2,702
6.000%	12/01/33	7		6,749
6.000%	12/01/33	73		74,867
6.000%	06/01/37	1		521
6.000%	01/01/38	3		3,264
6.000%	07/01/38	2		2,074
6.000%	08/01/38	4		3,949
6.500%	08/01/36	5		5,171
6.500%	09/01/39	13		13,174
6.500%	01/01/54	383		390,515
7.000%	06/01/32	—	(r)	481
7.000%	06/01/32	1		644
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.625% (Cap 10.381%, Floor 1.625%)
6.848%(c)	04/01/37	14		13,758
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.733% (Cap 10.031%, Floor 1.733%)
6.108%(c)	02/01/37	6		5,638
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 10.074%, Floor 1.750%)
6.125%(c)	02/01/35	1		1,481
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.251%, Floor 1.750%)
6.000%(c)	07/01/41	74		75,176
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.418%, Floor 1.750%)
6.000%(c)	12/01/40	39		40,173
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.785% (Cap 9.785%, Floor 1.785%)
6.035%(c)	02/01/37	—	(r)	232
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.832% (Cap 10.039%, Floor 1.832%)
6.081%(c)	03/01/36	2		1,651
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.842% (Cap 10.844%, Floor 1.842%)
6.091%(c)	01/01/37	3		2,703
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.917% (Cap 10.566%, Floor 1.917%)
6.291%(c)	02/01/37	1		1,347

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.917% (Cap 7.697%, Floor 1.917%)
6.255%(c)	10/01/42	11		$11,339
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.944% (Cap 11.011%, Floor 1.944%)
6.204%(c)	12/01/36	1		522
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.031% (Cap 11.126%, Floor 2.031%)
6.276%(c)	11/01/36	2		2,159
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.220% (Cap 11.100%, Floor 2.220%)
6.558%(c)	02/01/37	2		2,025
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
6.340%(c)	10/01/36	—	(r)	306
Federal National Mortgage Assoc.
1.500%	04/01/37	2,844		2,432,762
1.500%	05/01/37	1,358		1,160,497
1.500%	05/01/37	2,791		2,385,777
1.500%	01/01/42	3,020		2,433,702
2.000%	07/01/28	4		3,583
2.000%	05/01/36	363		318,897
2.000%	09/01/36	1,384		1,229,262
2.000%	09/01/36	1,396		1,233,028
2.000%	03/01/37	4,528		3,978,482
2.000%	04/01/37	7,906		6,947,482
2.000%	05/01/37	785		689,931
2.000%	06/01/37	76		66,724
2.000%	08/01/37	982		863,739
2.000%	03/01/38	2,318		2,038,975
2.000%	03/01/42	776		648,498
2.000%	04/01/42	4,803		3,995,164
2.000%	08/01/42	204		169,974
2.000%	07/01/50	121		96,069
2.000%	10/01/50	174		138,694
2.000%	10/01/50	1,338		1,056,195
2.000%	11/01/50	101		80,123
2.000%	12/01/50	11,207		8,845,159
2.000%	01/01/51	3,554		2,811,690
2.000%	02/01/51	7,879		6,187,187
2.000%	03/01/51	8,585		6,743,312
2.000%	04/01/51	7,937		6,238,922
2.000%	05/01/51	50		39,850
2.000%	05/01/51	8,268		6,502,420
2.000%	07/01/51	26		20,441
2.000%	07/01/51	48		38,449
2.000%	07/01/51	53		42,196
2.000%	08/01/51	3,174		2,497,042
2.000%	12/01/51	8,009		6,322,769
2.000%	01/01/52	1,360		1,065,670
2.000%	02/01/52	2,105		1,661,621
2.000%	02/01/52	2,683		2,118,210
2.000%	02/01/52	2,803		2,231,146
2.000%	02/01/52	5,367		4,204,912
2.000%	02/01/52	5,985		4,698,433
2.000%	03/01/52	1,237		982,531
2.000%	03/01/52	12,310		9,656,195
2.000%	04/01/52	336		263,039

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	04/01/52	1,615	$1,265,750
2.500%	11/01/29	6	5,798
2.500%	05/01/30	11	10,097
2.500%	01/01/31	53	49,848
2.500%	11/01/34	1,835	1,719,137
2.500%	11/01/36	1,783	1,621,153
2.500%	02/01/37	3,705	3,350,735
2.500%	03/01/37	1,021	922,273
2.500%	04/01/37	784	704,096
2.500%	10/01/37	95	84,972
2.500%	07/01/50	168	138,879
2.500%	07/01/50	1,549	1,287,707
2.500%	09/01/50	1,095	911,372
2.500%	09/01/50	6,456	5,399,031
2.500%	01/01/51	602	498,006
2.500%	02/01/51	608	503,053
2.500%	05/01/51	238	196,138
2.500%	05/01/51	300	249,138
2.500%	05/01/51	391	325,155
2.500%	05/01/51	4,050	3,329,565
2.500%	06/01/51	588	488,006
2.500%	06/01/51	989	829,012
2.500%	06/01/51	3,715	3,052,001
2.500%	07/01/51	572	469,822
2.500%	07/01/51	938	768,021
2.500%	08/01/51	179	147,810
2.500%	08/01/51	206	169,324
2.500%	08/01/51	499	412,760
2.500%	08/01/51	2,345	1,936,329
2.500%	08/01/51	5,863	4,832,426
2.500%	10/01/51	4,131	3,413,135
2.500%	10/01/51	4,989	4,128,693
2.500%	11/01/51	176	146,214
2.500%	01/01/52	659	538,704
2.500%	01/01/52	7,360	6,071,399
2.500%	02/01/52	215	178,083
2.500%	02/01/52	1,271	1,041,602
2.500%	03/01/52	172	141,829
2.500%	03/01/52	443	368,100
2.500%	03/01/52	5,402	4,427,033
2.500%	06/01/52	1,628	1,332,279
3.000%	01/01/27	42	40,544
3.000%	08/01/27	4	3,917
3.000%	08/01/27	4	4,087
3.000%	10/01/27	12	11,405
3.000%	11/01/27	4	3,623
3.000%	12/01/27	2	1,749
3.000%	12/01/27	7	6,793
3.000%	01/01/28	7	6,837
3.000%	02/01/28	6	5,343
3.000%	03/01/28	7	6,357
3.000%	04/01/28	6	5,422
3.000%	05/01/28	8	7,460
3.000%	06/01/28	7	6,715
3.000%	06/01/28	40	38,443
3.000%	07/01/28	8	7,360
3.000%	08/01/28	8	7,957
3.000%	09/01/28	9	8,685

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	10/01/28	6	$5,400
3.000%	11/01/28	148	142,642
3.000%	01/01/29	6	6,030
3.000%	02/01/29	152	146,035
3.000%	03/01/29	11	10,859
3.000%	03/01/30	24	23,118
3.000%	12/01/32	71	67,372
3.000%	03/01/33	27	25,122
3.000%	06/01/33	1	1,397
3.000%	09/01/33	5	5,008
3.000%	12/01/34	30	28,469
3.000%	12/01/34	102	94,836
3.000%	01/01/35	25	23,622
3.000%	01/01/35	169	157,628
3.000%	05/01/35	2,927	2,721,586
3.000%	06/01/35	361	337,474
3.000%	11/01/36	14	12,671
3.000%	11/01/36	57	51,997
3.000%	12/01/36	16	15,079
3.000%	04/01/37	1,109	1,049,491
3.000%	01/01/40	2,177	1,976,850
3.000%	02/01/40	326	296,105
3.000%	04/01/40	136	121,965
3.000%	04/01/40	3,634	3,228,384
3.000%	09/01/42	178	156,723
3.000%	10/01/42	146	128,680
3.000%	10/01/42	399	351,761
3.000%	11/01/42	89	78,678
3.000%	11/01/42	93	82,345
3.000%	01/01/43	17	15,301
3.000%	01/01/43	84	73,651
3.000%	02/01/43	3	2,743
3.000%	02/01/43	4	3,924
3.000%	02/01/43	9	8,167
3.000%	02/01/43	17	14,682
3.000%	02/01/43	20	17,714
3.000%	02/01/43	69	60,840
3.000%	02/01/43	125	109,849
3.000%	03/01/43	102	89,772
3.000%	04/01/43	5	4,362
3.000%	04/01/43	1,732	1,527,275
3.000%	05/01/43	1	657
3.000%	05/01/43	8	7,421
3.000%	05/01/43	13	11,265
3.000%	05/01/43	23	20,508
3.000%	05/01/43	38	33,369
3.000%	05/01/43	65	56,982
3.000%	05/01/43	269	236,879
3.000%	07/01/43	80	70,279
3.000%	08/01/43	29	25,627
3.000%	08/01/43	245	214,425
3.000%	09/01/43	393	346,881
3.000%	02/01/44	33	29,315
3.000%	12/01/44	1	1,047
3.000%	05/01/45	79	69,537
3.000%	08/01/45	196	172,328
3.000%	05/01/46	2,001	1,739,580
3.000%	06/01/46	397	350,147

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	08/01/46	169	$147,578
3.000%	09/01/46	20	17,428
3.000%	10/01/46	90	78,942
3.000%	11/01/46	65	57,169
3.000%	11/01/46	71	61,995
3.000%	11/01/46	89	77,984
3.000%	11/01/46	245	214,047
3.000%	11/01/46	350	305,696
3.000%	11/01/46	656	573,047
3.000%	11/01/46	2,412	2,127,484
3.000%	11/01/46	3,202	2,788,347
3.000%	12/01/46	46	40,002
3.000%	12/01/46	74	64,645
3.000%	12/01/46	75	65,399
3.000%	12/01/46	77	67,076
3.000%	01/01/47	52	45,306
3.000%	01/01/47	1,858	1,624,092
3.000%	02/01/47	106	93,756
3.000%	06/01/47	675	593,549
3.000%	03/01/48	11	9,894
3.000%	08/01/49	604	528,151
3.000%	11/01/49	145	124,899
3.000%	02/01/50	144	124,749
3.000%	02/01/50	252	217,451
3.000%	03/01/50	653	565,809
3.000%	05/01/50	27	23,758
3.000%	05/01/50	9,738	8,415,906
3.000%	07/01/50	132	113,234
3.000%	07/01/50	240	207,424
3.000%	08/01/50	447	383,449
3.000%	08/01/50	713	613,527
3.000%	09/01/50	28	24,476
3.000%	10/01/50	1,326	1,142,361
3.000%	10/01/51	57	49,773
3.000%	04/01/52	2,849	2,448,905
3.500%	TBA	1,240	1,097,400
3.500%	07/01/30	18	16,954
3.500%	08/01/30	90	87,151
3.500%	07/01/32	280	267,680
3.500%	08/01/32	79	76,468
3.500%	12/01/33	1,339	1,286,208
3.500%	01/01/34	4	3,387
3.500%	01/01/34	7	6,272
3.500%	01/01/34	14	13,733
3.500%	01/01/34	22	20,751
3.500%	05/01/34	527	507,573
3.500%	07/01/34	24	23,340
3.500%	07/01/34	73	69,639
3.500%	08/01/34	92	87,688
3.500%	02/01/35	70	65,828
3.500%	09/01/37	51	47,622
3.500%	06/01/38	21	19,515
3.500%	10/01/41	6	5,074
3.500%	12/01/41	44	40,582
3.500%	06/01/42	74	67,753
3.500%	06/01/42	154	141,127
3.500%	07/01/42	21	18,846
3.500%	07/01/42	87	79,547

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/01/42	197		$180,061
3.500%	09/01/42	337		308,076
3.500%	10/01/42	311		284,182
3.500%	11/01/42	51		46,150
3.500%	01/01/43	54		49,132
3.500%	01/01/43	365		334,022
3.500%	04/01/43	40		35,899
3.500%	05/01/43	515		467,811
3.500%	06/01/43	10		9,180
3.500%	06/01/43	212		192,550
3.500%	06/01/43	222		201,218
3.500%	07/01/43	25		22,687
3.500%	07/01/43	64		58,270
3.500%	07/01/43	81		73,596
3.500%	07/01/43	126		114,036
3.500%	07/01/43	305		277,638
3.500%	08/01/43	57		51,937
3.500%	08/01/43	59		54,267
3.500%	08/01/43	65		59,202
3.500%	09/01/43	29		26,054
3.500%	03/01/44	342		311,809
3.500%	07/01/44	34		30,834
3.500%	04/01/45	—	(r)	343
3.500%	04/01/45	11		9,773
3.500%	04/01/45	45		40,728
3.500%	05/01/45	31		27,821
3.500%	07/01/45	61		55,012
3.500%	09/01/45	61		55,522
3.500%	11/01/45	12		11,220
3.500%	11/01/45	37		33,311
3.500%	12/01/45	112		101,918
3.500%	12/01/45	852		776,541
3.500%	12/01/45	3,365		3,048,806
3.500%	01/01/46	23		20,779
3.500%	01/01/46	304		275,066
3.500%	01/01/46	347		314,009
3.500%	05/01/46	115		105,613
3.500%	06/01/46	400		363,070
3.500%	02/01/47	12		10,844
3.500%	02/01/47	1,967		1,789,362
3.500%	08/01/47	53		48,338
3.500%	09/01/47	26		23,037
3.500%	10/01/47	110		98,988
3.500%	11/01/47	31		27,872
3.500%	12/01/47	4		3,288
3.500%	01/01/48	145		131,943
3.500%	02/01/48	20		17,744
3.500%	02/01/48	627		564,047
3.500%	12/01/48	1,222		1,106,341
3.500%	06/01/49	599		540,864
3.500%	06/01/49	2,177		1,973,056
3.500%	06/01/49	2,570		2,310,726
3.500%	10/01/49	104		94,148
3.500%	05/01/50	153		136,850
3.500%	07/01/50	1,271		1,142,350
3.500%	08/01/50	158		142,111
4.000%	11/01/31	18		17,938
4.000%	07/01/35	746		726,449

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	11/01/40	34	$31,740
4.000%	11/01/40	243	229,647
4.000%	12/01/40	309	287,736
4.000%	01/01/41	38	35,590
4.000%	01/01/41	203	191,547
4.000%	02/01/41	12	10,980
4.000%	02/01/41	22	20,801
4.000%	02/01/41	30	28,068
4.000%	02/01/41	47	44,385
4.000%	02/01/41	125	117,562
4.000%	02/01/41	422	398,308
4.000%	03/01/41	327	308,595
4.000%	04/01/41	108	102,030
4.000%	10/01/41	131	123,461
4.000%	11/01/41	112	105,841
4.000%	01/01/42	10	9,162
4.000%	01/01/42	150	141,677
4.000%	01/01/42	151	141,938
4.000%	02/01/42	18	16,856
4.000%	02/01/42	116	109,362
4.000%	02/01/42	169	159,430
4.000%	08/01/42	428	405,704
4.000%	01/01/43	8	7,324
4.000%	10/01/43	72	68,208
4.000%	03/01/44	107	100,396
4.000%	05/01/45	81	75,598
4.000%	06/01/45	145	133,608
4.000%	07/01/45	43	40,009
4.000%	09/01/45	74	68,485
4.000%	09/01/45	1,448	1,366,226
4.000%	10/01/45	42	38,760
4.000%	10/01/45	4,547	4,290,162
4.000%	11/01/45	4	4,157
4.000%	12/01/45	72	66,859
4.000%	01/01/46	29	27,121
4.000%	03/01/46	10	9,249
4.000%	03/01/46	254	239,376
4.000%	03/01/46	274	258,502
4.000%	07/01/46	29	27,305
4.000%	09/01/46	67	62,098
4.000%	12/01/46	4	4,040
4.000%	02/01/47	1,598	1,496,572
4.000%	10/01/47	50	47,084
4.000%	12/01/47	54	50,340
4.000%	10/01/48	1,000	942,917
4.000%	12/01/49	303	280,054
4.000%	10/01/51	812	749,839
4.000%	08/01/52	2,123	1,943,451
4.000%	09/01/52	1,095	1,003,556
4.000%	11/01/52	156	142,831
4.000%	12/01/52	865	791,434
4.500%	09/01/35	9	9,042
4.500%	03/01/39	71	69,975
4.500%	06/01/39	36	35,610
4.500%	08/01/39	100	98,219
4.500%	09/01/39	120	116,618
4.500%	11/01/39	33	32,395
4.500%	12/01/39	171	166,374

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	12/01/39	410	$397,782
4.500%	03/01/40	4	3,854
4.500%	04/01/40	260	252,735
4.500%	07/01/40	29	28,267
4.500%	08/01/40	21	20,490
4.500%	09/01/40	306	297,216
4.500%	10/01/40	12	11,434
4.500%	11/01/40	448	434,978
4.500%	12/01/40	32	30,816
4.500%	12/01/40	50	48,916
4.500%	12/01/40	221	215,004
4.500%	02/01/41	50	48,766
4.500%	02/01/41	51	49,920
4.500%	02/01/41	79	76,593
4.500%	02/01/41	135	131,403
4.500%	04/01/41	449	436,364
4.500%	05/01/41	5	4,985
4.500%	05/01/41	11	10,777
4.500%	05/01/41	412	399,996
4.500%	06/01/41	32	30,873
4.500%	06/01/41	35	34,386
4.500%	08/01/41	6	5,956
4.500%	10/01/41	5	5,235
4.500%	10/01/41	9	8,804
4.500%	11/01/41	7	6,362
4.500%	11/01/41	134	130,576
4.500%	04/01/42	57	55,039
4.500%	08/01/42	13	13,079
4.500%	09/01/42	10	9,738
4.500%	09/01/42	20	19,425
4.500%	10/01/42	79	76,343
4.500%	09/01/43	23	22,623
4.500%	11/01/43	17	16,828
4.500%	01/01/44	13	12,695
4.500%	01/01/44	35	34,198
4.500%	04/01/44	21	20,102
4.500%	06/01/44	24	23,141
4.500%	10/01/44	73	70,170
4.500%	02/01/45	17	16,382
4.500%	02/01/45	37	35,717
4.500%	10/01/45	44	42,159
4.500%	02/01/46	62	60,117
4.500%	03/01/46	13	12,586
4.500%	03/01/46	62	59,764
4.500%	06/01/46	11	10,913
4.500%	07/01/46	45	43,661
4.500%	11/01/46	25	24,303
4.500%	12/01/46	49	47,654
4.500%	01/01/47	9	8,458
4.500%	01/01/47	14	13,458
4.500%	02/01/47	24	23,444
4.500%	05/01/47	90	87,555
4.500%	11/01/47	707	679,603
4.500%	08/01/48	149	142,876
4.500%	12/01/48	531	507,742
4.500%	09/01/49	2,524	2,421,211
4.500%	11/01/49	5	4,491
4.500%	01/01/50	124	118,028

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	05/01/50	111		$105,476
4.500%	07/01/52	4,039		3,813,296
4.500%	08/01/52	1,552		1,463,097
4.500%	10/01/52	548		517,454
4.500%	01/01/53	2,502		2,362,491
5.000%	TBA	5,590		5,402,211
5.000%	09/01/25	—	(r)	183
5.000%	10/01/33	5		4,682
5.000%	11/01/33	1		1,140
5.000%	11/01/33	1		1,216
5.000%	04/01/34	3		2,818
5.000%	07/01/34	3		3,104
5.000%	10/01/34	2		1,704
5.000%	03/01/35	132		129,978
5.000%	04/01/35	15		14,997
5.000%	04/01/35	148		145,545
5.000%	05/01/35	17		16,820
5.000%	06/01/35	5		4,564
5.000%	06/01/35	8		8,228
5.000%	06/01/35	18		17,549
5.000%	07/01/35	1		989
5.000%	07/01/35	3		3,200
5.000%	07/01/35	4		4,298
5.000%	09/01/35	11		10,893
5.000%	10/01/35	28		27,471
5.000%	10/01/35	115		112,961
5.000%	10/01/35	241		238,271
5.000%	03/01/36	43		42,273
5.000%	12/01/36	4		3,844
5.000%	12/01/36	145		143,409
5.000%	07/01/37	3		2,693
5.000%	07/01/37	401		395,469
5.000%	02/01/38	15		14,844
5.000%	05/01/38	103		102,038
5.000%	06/01/39	13		12,747
5.000%	06/01/39	60		59,058
5.000%	06/01/40	48		47,700
5.000%	06/01/40	64		63,139
5.000%	08/01/40	95		93,731
5.000%	04/01/41	192		190,077
5.000%	06/01/41	11		11,272
5.000%	06/01/41	31		30,359
5.000%	07/01/41	74		72,689
5.000%	08/01/41	6		5,564
5.000%	09/01/41	85		83,853
5.000%	01/01/42	109		107,932
5.000%	02/01/42	43		42,094
5.000%	05/01/42	67		66,305
5.000%	07/01/42	145		143,696
5.000%	11/01/44	186		183,661
5.000%	07/01/45	510		503,922
5.000%	12/01/47	967		955,195
5.000%	02/01/49	556		549,290
5.000%	08/01/52	965		934,401
5.000%	10/01/52	50		48,614
5.000%	05/01/53	1,095		1,059,281
5.000%	07/01/53	756		731,382
5.000%	07/01/53	2,456		2,374,253

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	09/01/53	1,438		$1,392,433
5.000%	11/01/53	1,264		1,221,324
5.288%	08/01/41	46		45,924
5.500%	TBA	2,710		2,672,632
5.500%	04/01/34	3		2,625
5.500%	09/01/34	57		56,789
5.500%	11/01/34	4		4,373
5.500%	12/01/34	14		14,331
5.500%	02/01/35	6		5,951
5.500%	04/01/35	10		10,421
5.500%	11/01/35	11		10,665
5.500%	11/01/35	53		53,602
5.500%	12/01/35	14		14,444
5.500%	12/01/35	69		69,831
5.500%	01/01/36	2		1,997
5.500%	01/01/36	17		16,648
5.500%	03/01/36	2		2,446
5.500%	03/01/36	3		3,137
5.500%	05/01/36	67		67,144
5.500%	05/01/36	139		139,404
5.500%	07/01/36	310		311,535
5.500%	11/01/36	1		1,251
5.500%	08/01/37	3		3,456
5.500%	08/01/37	15		15,116
5.500%	08/01/37	21		21,329
5.500%	08/01/37	84		84,249
5.500%	08/01/37	147		148,473
5.500%	08/01/37	156		156,548
5.500%	09/01/37	59		58,870
5.500%	02/01/38	21		21,155
5.500%	02/01/38	139		139,471
5.500%	09/01/38	81		81,581
5.500%	04/01/39	45		44,795
5.500%	05/01/39	46		45,739
5.500%	03/01/40	85		85,491
5.500%	09/01/41	1		551
5.500%	09/01/41	135		135,273
5.500%	11/01/52	3,409		3,376,205
5.500%	03/01/53	1,237		1,221,670
5.500%	08/01/53	4,803		4,737,934
5.500%	10/01/53	1,388		1,373,107
5.500%	02/01/54	924		914,450
6.000%	TBA	5,990		6,006,613
6.000%	11/01/32	3		3,386
6.000%	03/01/33	3		3,363
6.000%	04/01/33	3		3,382
6.000%	02/01/34	79		80,455
6.000%	08/01/34	3		2,756
6.000%	11/01/34	2		2,232
6.000%	11/01/34	147		149,100
6.000%	04/01/35	3		2,946
6.000%	04/01/35	3		3,108
6.000%	11/01/35	26		26,681
6.000%	12/01/35	5		4,977
6.000%	02/01/36	190		193,698
6.000%	04/01/36	—	(r)	17
6.000%	05/01/36	44		44,493
6.000%	05/01/36	54		55,061

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	06/01/36	6		$5,923
6.000%	09/01/36	5		5,456
6.000%	09/01/36	384		390,378
6.000%	11/01/36	12		12,127
6.000%	12/01/36	2		2,231
6.000%	01/01/37	—	(r)	23
6.000%	01/01/37	5		4,875
6.000%	02/01/37	4		4,058
6.000%	02/01/37	49		50,286
6.000%	03/01/37	21		21,611
6.000%	03/01/37	127		129,876
6.000%	03/01/37	324		330,755
6.000%	05/01/37	—	(r)	95
6.000%	05/01/37	3		2,605
6.000%	06/01/37	6		6,217
6.000%	08/01/37	43		44,076
6.000%	08/01/37	242		246,412
6.000%	10/01/37	5		4,788
6.000%	02/01/38	14		14,654
6.000%	03/01/38	194		198,137
6.000%	04/01/38	7		7,404
6.000%	05/01/38	46		46,544
6.000%	08/01/38	6		6,498
6.000%	09/01/38	8		8,489
6.000%	10/01/38	40		40,894
6.000%	12/01/38	2		1,945
6.000%	04/01/39	3		2,850
6.000%	06/01/39	50		51,295
6.000%	09/01/39	229		234,474
6.000%	10/01/39	61		62,871
6.000%	01/01/40	2		2,403
6.000%	02/01/40	29		29,761
6.000%	10/01/40	53		54,070
6.000%	07/01/41	41		41,642
6.000%	12/01/52	1,228		1,236,103
6.000%	01/01/53	2,862		2,908,098
6.000%	02/01/53	3,104		3,153,349
6.000%	05/01/53	1,443		1,466,665
6.000%	09/01/53	1,245		1,254,302
6.000%	01/01/54	8,857		8,883,527
6.500%	TBA	7,485		7,617,742
6.500%	07/01/32	2		1,668
6.500%	07/01/32	13		13,414
6.500%	07/01/32	22		22,754
6.500%	12/01/32	2		2,378
6.500%	12/01/32	5		5,610
6.500%	07/01/35	6		6,530
6.500%	12/01/35	55		56,884
6.500%	07/01/36	1		1,029
6.500%	07/01/36	217		222,018
6.500%	08/01/36	9		9,096
6.500%	08/01/36	38		38,827
6.500%	08/01/36	47		48,290
6.500%	09/01/36	24		24,444
6.500%	09/01/36	98		99,626
6.500%	10/01/36	3		2,694
6.500%	10/01/36	48		49,546
6.500%	11/01/36	2		2,371

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	11/01/36	4		$4,405
6.500%	12/01/36	1		1,248
6.500%	10/01/37	2		1,752
6.500%	10/01/37	40		41,783
6.500%	10/01/37	160		165,887
6.500%	08/01/38	16		16,605
6.500%	06/01/39	12		12,585
6.500%	10/01/39	61		63,126
6.500%	05/01/40	55		57,020
6.500%	05/01/40	62		65,092
6.500%	10/01/53	826		843,648
6.500%	11/01/53	3,200		3,267,631
6.500%	01/01/54	657		672,222
6.715%	02/01/39	16		16,459
7.000%	01/01/31	—	(r)	52
7.000%	04/01/32	—	(r)	46
7.000%	04/01/37	15		15,374
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
5.590%(c)	12/01/35	2		1,499
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.553% (Cap 9.886%, Floor 1.553%)
5.803%(c)	07/01/35	1		1,029
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.584% (Cap 10.387%, Floor 1.584%)
5.834%(c)	12/01/35	4		4,091
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
5.905%(c)	08/01/37	1		889
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.700% (Cap 10.515%, Floor 1.700%)
5.950%(c)	11/01/37	8		8,100
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.800% (Cap 7.705%, Floor 1.800%)
6.055%(c)	01/01/42	33		34,380
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.806% (Cap 8.523%, Floor 1.806%)
6.074%(c)	12/01/40	58		59,334
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.818% (Cap 7.595%, Floor 1.818%)
6.304%(c)	02/01/42	7		7,204
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.870% (Cap 11.071%, Floor 1.870%)
6.120%(c)	08/01/36	2		2,502
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.733%, Floor 1.892%)
6.142%(c)	12/01/35	1		1,355
Government National Mortgage Assoc.
1.500%	12/20/36	291		247,276
1.500%	01/20/37	390		331,634
1.500%	05/20/37	670		569,529
2.000%	01/20/51	8,430		6,828,549
2.000%	02/20/51	2,008		1,625,845
2.000%	03/20/51	2,416		1,955,703
2.000%	07/20/51	7,159		5,794,906
2.000%	08/20/51	5,393		4,364,761
2.000%	01/20/52	2,886		2,337,002
2.000%	03/20/52	1,183		957,926

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	08/20/50	1,398	$1,178,980
2.500%	04/20/51	1,575	1,324,082
2.500%	08/20/51	1,492	1,254,591
2.500%	09/20/51	4,011	3,372,644
2.500%	10/20/51	14,627	12,294,643
2.500%	11/20/51	3,232	2,716,973
2.500%	12/20/51	2,979	2,504,533
2.500%	03/20/52	3,095	2,601,665
3.000%	10/15/42	15	13,806
3.000%	12/15/42	5	4,452
3.000%	05/15/43	14	12,058
3.000%	06/15/43	2	1,389
3.000%	07/15/43	31	27,718
3.000%	08/20/43	358	318,397
3.000%	09/20/43	341	302,936
3.000%	01/20/44	36	32,108
3.000%	02/20/44	123	109,501
3.000%	05/20/45	2,062	1,830,560
3.000%	10/20/45	134	118,620
3.000%	05/20/46	59	51,346
3.000%	05/20/46	117	101,786
3.000%	05/20/46	337	298,274
3.000%	06/20/46	84	74,398
3.000%	06/20/46	280	243,580
3.000%	07/20/46	78	67,941
3.000%	07/20/46	113	98,158
3.000%	07/20/46	164	142,481
3.000%	07/20/46	164	145,366
3.000%	07/20/46	347	301,336
3.000%	07/20/46	362	315,185
3.000%	08/20/46	97	84,706
3.000%	08/20/46	154	133,444
3.000%	08/20/46	159	138,547
3.000%	09/20/46	78	67,464
3.000%	09/20/46	88	76,485
3.000%	09/20/46	92	81,742
3.000%	10/20/46	2,891	2,554,872
3.000%	11/20/46	743	656,698
3.000%	08/20/49	223	192,921
3.000%	10/20/49	490	419,636
3.000%	12/20/49	7	5,711
3.000%	01/20/50	11	9,386
3.000%	04/20/50	123	107,373
3.000%	05/20/50	978	845,576
3.000%	07/20/50	140	121,636
3.000%	07/20/50	232	195,343
3.000%	05/20/51	1,075	937,221
3.000%	06/20/51	837	730,187
3.000%	07/20/51	3,008	2,625,398
3.000%	10/20/51	3,858	3,363,800
3.000%	06/20/52	2,076	1,808,712
3.500%	01/15/42	4	3,665
3.500%	03/20/42	10	8,837
3.500%	05/20/42	14	13,214
3.500%	06/20/42	165	151,121
3.500%	08/20/42	277	253,820
3.500%	11/20/42	6	5,249
3.500%	12/20/42	145	132,803

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	01/20/43	29	$26,455
3.500%	02/20/43	10	8,832
3.500%	03/20/43	352	318,029
3.500%	03/20/43	1,667	1,529,008
3.500%	04/20/43	47	42,661
3.500%	05/20/43	184	169,088
3.500%	08/20/43	11	9,663
3.500%	09/20/43	37	34,038
3.500%	10/15/43	12	10,857
3.500%	11/15/43	462	424,670
3.500%	03/20/44	1	1,246
3.500%	10/20/44	55	49,557
3.500%	02/15/45	65	59,666
3.500%	02/20/45	182	165,505
3.500%	07/20/45	105	95,710
3.500%	10/20/45	6	5,688
3.500%	02/20/46	21	18,610
3.500%	03/20/46	795	724,874
3.500%	04/20/46	11	9,656
3.500%	05/20/46	3	2,419
3.500%	05/20/46	3	3,116
3.500%	05/20/46	5	4,861
3.500%	05/20/46	5	4,883
3.500%	05/20/46	7	6,497
3.500%	05/20/46	11	9,560
3.500%	06/20/46	6	5,426
3.500%	06/20/46	7	6,281
3.500%	06/20/46	7	6,391
3.500%	06/20/46	8	6,953
3.500%	06/20/46	30	27,648
3.500%	06/20/46	1,988	1,810,648
3.500%	07/20/46	181	164,782
3.500%	07/20/46	577	525,528
3.500%	09/20/46	183	166,628
3.500%	10/20/46	2,111	1,922,910
3.500%	11/20/46	103	94,032
3.500%	04/20/47	2,266	2,059,904
3.500%	07/20/47	57	52,251
3.500%	12/20/47	1,544	1,400,579
3.500%	02/20/48	63	57,494
3.500%	02/20/48	87	78,716
3.500%	12/20/49	1	906
3.500%	12/20/49	3	2,842
3.500%	12/20/49	4	3,608
3.500%	01/20/50	704	637,714
3.500%	03/20/50	1,374	1,241,183
3.500%	04/20/50	179	161,639
3.500%	05/20/50	269	243,771
3.500%	11/20/50	294	265,303
4.000%	09/20/25	3	2,554
4.000%	11/20/25	6	6,255
4.000%	01/20/26	2	2,188
4.000%	10/20/40	26	24,467
4.000%	02/15/41	3	2,634
4.000%	02/20/41	29	27,602
4.000%	03/15/41	3	2,379
4.000%	03/20/41	115	109,449
4.000%	05/20/41	230	218,975

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	10/15/41	12	$11,710
4.000%	10/15/41	47	44,213
4.000%	10/15/41	53	49,652
4.000%	10/20/41	325	308,681
4.000%	11/20/41	45	42,703
4.000%	12/20/41	22	20,802
4.000%	04/20/42	12	11,483
4.000%	09/20/42	22	20,778
4.000%	11/20/42	19	17,803
4.000%	08/20/43	8	7,980
4.000%	01/20/44	40	38,191
4.000%	02/20/44	13	12,091
4.000%	03/20/45	1,271	1,205,615
4.000%	08/20/45	84	79,007
4.000%	09/20/45	894	843,260
4.000%	01/20/46	21	20,145
4.000%	05/20/46	25	23,971
4.000%	01/15/47	9	7,971
4.000%	01/15/47	10	9,400
4.000%	06/20/47	873	815,746
4.000%	09/20/47	824	773,047
4.000%	01/20/48	291	269,938
4.000%	05/20/49	87	80,632
4.000%	10/20/50	1,800	1,681,198
4.000%	10/20/52	8,537	7,888,856
4.500%	04/20/35	6	5,567
4.500%	05/15/39	3	3,004
4.500%	08/15/39	22	21,607
4.500%	09/15/39	109	106,149
4.500%	09/20/39	1	1,383
4.500%	10/15/39	8	7,961
4.500%	11/15/39	4	3,956
4.500%	11/15/39	7	6,416
4.500%	11/20/39	30	29,652
4.500%	02/15/40	13	12,960
4.500%	02/20/40	266	259,341
4.500%	03/15/40	28	27,281
4.500%	05/20/40	224	218,581
4.500%	06/15/40	1	1,278
4.500%	06/15/40	10	10,156
4.500%	06/15/40	11	10,876
4.500%	06/15/40	38	37,318
4.500%	06/15/40	118	114,499
4.500%	07/15/40	1	1,007
4.500%	07/15/40	3	3,357
4.500%	08/15/40	17	16,948
4.500%	09/15/40	58	56,779
4.500%	09/20/40	126	122,533
4.500%	10/15/40	5	5,135
4.500%	11/20/40	66	64,609
4.500%	01/20/41	13	12,787
4.500%	02/20/41	295	287,893
4.500%	03/15/41	47	46,039
4.500%	03/20/41	332	323,908
4.500%	05/20/41	1	807
4.500%	05/20/41	22	21,193
4.500%	06/20/41	4	3,666
4.500%	07/20/41	41	39,700

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	08/20/41	256		$249,534
4.500%	11/20/41	668		651,950
4.500%	02/20/42	1		984
4.500%	05/20/42	7		6,366
4.500%	06/20/43	1		1,198
4.500%	06/20/44	1		1,141
4.500%	10/20/44	1		1,098
4.500%	01/20/45	1		993
4.500%	09/15/45	197		191,301
4.500%	01/20/46	148		143,411
4.500%	03/20/46	2		1,708
4.500%	05/20/46	1		1,267
4.500%	07/20/46	56		54,605
4.500%	08/20/46	97		93,906
4.500%	09/20/46	82		78,422
4.500%	01/20/47	214		207,466
4.500%	03/20/47	152		146,407
4.500%	09/20/48	46		43,927
4.500%	09/20/49	370		352,099
4.500%	10/20/52	4,391		4,187,729
4.500%	04/20/53	1,285		1,223,161
5.000%	TBA	4,250		4,138,038
5.000%	01/20/33	1		598
5.000%	05/20/33	4		3,786
5.000%	11/15/33	2		1,554
5.000%	03/20/34	—	(r)	426
5.000%	05/15/34	69		67,988
5.000%	12/20/34	3		3,098
5.000%	02/20/35	3		2,647
5.000%	03/20/35	2		2,240
5.000%	06/20/35	—	(r)	417
5.000%	08/20/35	2		2,028
5.000%	12/20/35	3		2,752
5.000%	01/20/36	1		809
5.000%	03/20/36	4		3,851
5.000%	04/15/39	3		2,731
5.000%	04/20/39	3		3,111
5.000%	07/20/39	47		46,796
5.000%	08/15/39	4		3,505
5.000%	09/15/39	38		38,163
5.000%	10/15/39	8		7,663
5.000%	10/15/39	26		25,697
5.000%	10/20/39	2		2,338
5.000%	12/15/39	5		4,998
5.000%	01/15/40	4		4,263
5.000%	02/15/40	75		74,912
5.000%	02/15/40	77		77,195
5.000%	04/15/40	34		33,839
5.000%	05/20/40	196		196,284
5.000%	06/15/40	23		22,483
5.000%	06/15/40	32		32,258
5.000%	06/20/40	141		141,233
5.000%	07/15/40	3		3,053
5.000%	08/15/40	7		7,415
5.000%	08/20/40	107		107,096
5.000%	09/15/40	6		5,507
5.000%	09/15/40	6		6,193
5.000%	09/20/40	71		70,547

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2024 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	10/20/40	22		$22,462
5.000%	11/20/40	12		12,081
5.000%	03/20/41	145		144,681
5.000%	06/20/41	8		7,728
5.000%	08/20/41	164		163,554
5.000%	08/20/42	1		1,280
5.000%	11/20/42	9		8,666
5.000%	06/20/47	175		173,051
5.000%	07/20/47	29		28,904
5.000%	08/20/47	11		11,183
5.000%	10/20/47	20		20,182
5.000%	11/20/47	108		106,895
5.000%	02/20/48	19		18,870
5.000%	04/20/48	70		69,704
5.000%	05/20/48	6		5,832
5.000%	06/20/48	20		19,769
5.000%	06/20/48	100		98,312
5.000%	09/20/48	682		672,570
5.000%	12/20/48	505		498,394
5.000%	05/20/49	34		33,268
5.000%	06/20/49	819		807,372
5.000%	08/20/52	633		617,476
5.500%	TBA	7,645		7,584,600
5.500%	10/20/32	—	(r)	479
5.500%	03/20/34	2		1,629
5.500%	01/20/36	319		326,525
5.500%	08/20/38	4		4,558
5.500%	03/20/48	164		166,287
5.500%	04/20/48	124		125,899
5.500%	05/20/48	112		113,157
5.500%	09/20/48	1		1,367
5.500%	10/20/48	34		34,030
5.500%	11/20/48	163		164,738
5.500%	12/20/48	559		564,540
5.500%	01/20/49	139		139,927
5.500%	03/20/49	184		185,729
5.500%	04/20/49	10		9,742
5.500%	06/20/52	257		255,393
6.000%	TBA	1,280		1,285,316
6.000%	12/20/38	493		508,818
6.000%	05/15/40	143		147,308
6.500%	TBA	3,385		3,433,232
7.000%	02/20/29	5		5,509
8.500%	06/15/26	—	(r)	273

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $594,317,567)				586,297,953

U.S. TREASURY OBLIGATIONS — 31.0%
U.S. Treasury Bonds
3.375%	08/15/42	13,510		11,411,728
3.875%	02/15/43	14,380		13,000,419
4.000%	11/15/42	40,095		36,956,313
4.250%	02/15/54	31,960		30,441,900
4.375%	08/15/43	13,915		13,434,498
4.500%	02/15/44	62,000		60,837,500
4.750%	11/15/43	27,725		28,101,887
U.S. Treasury Inflation Indexed Bonds, TIPS
1.375%	07/15/33(k)	14,135		13,351,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
1.750%	01/15/34	70,935	$68,862,296
U.S. Treasury Notes
0.625%	08/15/30	37,750	30,253,086
1.250%	08/15/31	2,535	2,057,311
1.375%	11/15/31	5,470	4,449,503
1.500%	01/31/27	18,610	17,222,973
4.125%	06/15/26	35,695	35,287,854
4.125%	08/31/30	50,020	49,390,843
4.500%	07/15/26	33,825	33,679,658
4.625%	09/15/26(k)	65,196	65,119,799
4.625%	10/15/26	61,025	60,977,324
4.625%	09/30/28	65,490	66,042,572

TOTAL U.S. TREASURY OBLIGATIONS (cost $647,412,738)			640,879,064

TOTAL LONG-TERM INVESTMENTS (cost $2,046,313,076)			2,037,606,388

		Shares
SHORT-TERM INVESTMENTS — 5.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)		53,540,095	53,540,095
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $67,583,421; includes $67,234,365 of cash collateral for securities on loan)(b)(wb)		67,636,879	67,596,297

TOTAL SHORT-TERM INVESTMENTS (cost $121,123,516)			121,136,392

TOTAL INVESTMENTS—104.5% (cost $2,167,436,592)			2,158,742,780
Liabilities in excess of other assets(z) — (4.5)%			(92,682,662)

NET ASSETS — 100.0%			$2,066,060,118

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,643,478; cash collateral of $67,234,365 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,763	5 Year U.S. Treasury Notes	Sep. 2024	$187,897,243	$738,873
227	10 Year U.S. Treasury Notes	Sep. 2024	24,966,454	24,507

				763,380

Short Positions:
65	2 Year U.S. Treasury Notes	Sep. 2024	13,274,219	(39,702)
512	10 Year U.S. Ultra Treasury Notes	Sep. 2024	58,128,000	(605,324)
109	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	13,662,469	(176,234)

				(821,260)

				$(57,880)

Forward foreign currency exchange contracts outstanding at June 30, 2024:

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 08/23/24	BNYM	EUR 8,988	$9,809,973	$9,651,736	$158,237	$—

Credit default swap agreements outstanding at June 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Freeport-McMoRan, Inc.	06/20/29	1.000%(Q)	3,444	0.847%	$(2,968)	$24,416	$27,384
United Mexican States	06/20/29	1.000%(Q)	42,211	1.106%	60,341	(184,760)	(245,101)

					$57,373	$(160,344)	$(217,717)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2024(4)	Value at Trade Date	Value at June 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	167,497	0.538%	$3,444,394	$3,479,086	$34,692

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Credit default swap agreements outstanding at June 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.AAA	11/18/64	0.500%(M)	49,318	$866,194	$1,301,250	$(435,056)	MSI

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,301,250	$—	$—	$(435,056)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$1,094,716
MSC	—	28,964,546

Total	$—	$30,059,262

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$63,851,004	$—
Collateralized Loan Obligations	—	54,673,120	—
Equipment	—	18,854,907	—
Other	—	33,425,200	—
Student Loans	—	5,828,413	—
Commercial Mortgage-Backed Securities	—	31,385,963	—
Corporate Bonds	—	560,257,854	—
Municipal Bonds	—	4,738,722	—
Residential Mortgage-Backed Securities	—	29,411,003	—
Sovereign Bonds	—	8,003,185	—
U.S. Government Agency Obligations	—	586,297,953	—
U.S. Treasury Obligations	—	640,879,064	—
Short-Term Investments
Affiliated Mutual Funds	121,136,392	—	—

Total	$121,136,392	$2,037,606,388	$—

Other Financial Instruments*
Assets
Futures Contracts	$763,380	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	158,237	—
Centrally Cleared Credit Default Swap Agreements	—	62,076	—
OTC Credit Default Swap Agreement	—	866,194	—

Total	$763,380	$1,086,507	$—

Liabilities
Futures Contracts	$(821,260)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(245,101)	—

Total	$(821,260)	$(245,101)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2024 were as follows:

U.S. Treasury Obligations	31.0%
U.S. Government Agency Obligations	28.4
Banks	6.6
Affiliated Mutual Funds (3.3% represents investments purchased with collateral from securities on loan)	5.9
Electric	3.3
Automobiles	3.1
Collateralized Loan Obligations	2.7
Healthcare-Services	2.0
Pharmaceuticals	1.8
Pipelines	1.6
Other	1.6
Commercial Mortgage-Backed Securities	1.5
Telecommunications	1.5
Residential Mortgage-Backed Securities	1.4
Real Estate Investment Trusts (REITs)	1.1
Oil & Gas	1.0
Equipment	0.9
Diversified Financial Services	0.8

Healthcare-Products	0.7%
Media	0.7
Auto Manufacturers	0.6
Insurance	0.6
Semiconductors	0.5
Investment Companies	0.5
Sovereign Bonds	0.4
Aerospace & Defense	0.4
Retail	0.4
Mining	0.4
Agriculture	0.3
Foods	0.3
Student Loans	0.3
Municipal Bonds	0.2
Beverages	0.2
Commercial Services	0.2
Entertainment	0.2
Internet	0.2
Engineering & Construction	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Industry Classification (continued):

Machinery-Diversified	0.2%
Auto Parts & Equipment	0.1
Software	0.1
Chemicals	0.1
Building Materials	0.1
Toys/Games/Hobbies	0.1
Transportation	0.1
Lodging	0.1
Gas	0.1
Computers	0.0	*

Advertising	0.0	*%
Hand/Machine Tools	0.0	*
Biotechnology	0.0	*

	104.5
Liabilities in excess of other assets	(4.5)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$62,076	*	Due from/to broker-variation margin swaps	$245,101	*
Credit contracts	Premiums paid for OTC swap agreements	1,301,250		—	—
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	435,056
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	158,237		—	—
Interest rate contracts	Due from/to broker-variation margin futures	763,380	*	Due from/to broker-variation margin futures	821,260	*

		$2,284,943			$1,501,417

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$1,831,824
Foreign exchange contracts	—	—	(5,636)	—
Interest rate contracts	263,083	(3,551,440)	—	(2,201,582)

Total	$263,083	$(3,551,440)	$(5,636)	$(369,758)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2024 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(751,378)
Foreign exchange contracts	—	149,980	—
Interest rate contracts	2,712,055	—	(1,097,335)

Total	$2,712,055	$149,980	$(1,848,713)

For the six months ended June 30, 2024, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$32,814

Futures Contracts - Long Positions (2)	400,321,824

Futures Contracts - Short Positions (2)	127,998,991

Forward Foreign Currency Exchange Contracts - Purchased (3)	192,706

Forward Foreign Currency Exchange Contracts - Sold (3)	6,422,160

Interest Rate Swap Agreements (2)	106,360,798

Credit Default Swap Agreements - Buy Protection (2)	57,959,333

Credit Default Swap Agreements - Sell Protection (2)	196,468,667

Total Return Swap Agreements (2)	3,346,667

*	Average volume is based on average quarter end balances for the six months ended June 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$65,643,478	$(65,643,478)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNYM	$158,237	$—	$158,237	$—	$158,237
MSI	1,301,250	(435,056)	866,194	(696,746)	169,448

	$1,459,487	$(435,056)	$1,024,431	$(696,746)	$327,685

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2024

ASSETS
Investments at value, including securities on loan of $65,643,478:
Unaffiliated investments (cost $2,046,313,076)	$2,037,606,388
Affiliated investments (cost $121,123,516)	121,136,392
Foreign currency, at value (cost $496)	495
Dividends and interest receivable	18,147,273
Receivable for investments sold	1,395,962
Premiums paid for OTC swap agreements	1,301,250
Due from broker-variation margin futures	263,134
Unrealized appreciation on OTC forward foreign currency exchange contracts	158,237
Due from broker-variation margin swaps	25,003
Prepaid expenses	2,740

Total Assets	2,180,036,874

LIABILITIES
Payable to broker for collateral for securities on loan	67,234,365
Payable for investments purchased	45,858,516
Accrued expenses and other liabilities	447,075
Unrealized depreciation on OTC swap agreements	435,056
Trustees’ fees payable	1,037
Affiliated transfer agent fee payable	707

Total Liabilities	113,976,756

NET ASSETS	$2,066,060,118

Net assets were comprised of:
Partners’ Equity	$2,066,060,118

Net asset value and redemption price per share, $2,066,060,118 / 191,693,407 outstanding shares of beneficial interest	$10.78

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2024

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$53,631,044
Affiliated dividend income	2,221,360
Affiliated income from securities lending, net	89,637

Total income	55,942,041

EXPENSES
Custodian and accounting fees	57,636
Audit fee	35,975
Trustees’ fees	21,837
Professional fees	16,629
Insurance expense	14,713
Pricing fees	10,775
Fund data services	9,231
Shareholders’ reports	6,490
Transfer agent’s fees and expenses (including affiliated expense of $2,120)	4,495
Miscellaneous	3,673

Total expenses	181,454

NET INVESTMENT INCOME (LOSS)	55,760,587

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(15,708))	(15,326,465)
Futures transactions	(3,551,440)
Forward currency contract transactions	(5,636)
Swap agreements transactions	(369,758)
Foreign currency transactions	2,470

(19,250,829)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(15,182))	(46,587,210)
Futures	2,712,055
Forward currency contracts	149,980
Swap agreements	(1,848,713)
Foreign currencies	(3,000)

(45,576,888)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(64,827,717)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,067,130)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$55,760,587	$107,554,371
Net realized gain (loss) on investment and foreign currency transactions	(19,250,829)	(16,055,813)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(45,576,888)	9,479,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,067,130)	100,977,701

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [656,045 and 54,116,982 shares, respectively]	7,000,000	558,000,000
Portfolio shares purchased [10,188,934 and 49,694,760 shares, respectively]	(107,000,000)	(508,000,000)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(100,000,000)	50,000,000

TOTAL INCREASE (DECREASE)	(109,067,130)	150,977,701
NET ASSETS:
Beginning of period	2,175,127,248	2,024,149,547

End of period.	$2,066,060,118	$2,175,127,248

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023	October 26, 2022(a) through December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.81		$10.29	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.28		0.53	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.31)		(0.01)	0.20

Total from investment operations	(0.03)		0.52	0.29

Net Asset Value, end of period	$10.78		$10.81	$10.29

Total Return(c)	(0.28)%		5.16%	2.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,066		$2,175	$2,024
Average net assets (in millions)	$2,114		$2,119	$1,994
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.02	%(e)	0.02%	0.02	%(f)
Expenses before waivers and/or expense reimbursement	0.02	%(e)	0.02%	0.02	%(f)
Net investment income (loss)	5.30	%(e)	5.08%	5.02	%(f)
Portfolio turnover rate(g)(h)	86%		305%	50%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2024 consisted of 46 separate portfolios. The information presented in these financial statements pertains only to the 4 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST J.P. Morgan Fixed Income Central Portfolio (“J.P. Morgan Fixed Income Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST PGIM Fixed Income Central Portfolio (“PGIM Fixed Income Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST Target Maturity Central Portfolio (“Target Maturity Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST T. Rowe Price Fixed Income Central Portfolio (“T. Rowe Price Fixed Income Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

B1

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of

B2

the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from

B3

counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of

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Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower.

B5

As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

B6

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management

B7

that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (the “Participating Insurance Companies”). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
J.P. Morgan Fixed Income Central	J.P. Morgan Investment Management Inc. (“J.P. Morgan”)
PGIM Fixed Income Central	PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
Target Maturity Central	PFI; PGIM Limited
T. Rowe Price Fixed Income Central	T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Management Fees and Expense Limitations: As noted in the table below, the Investment Manager does not directly charge a management fee to the Portfolios for its services. Rather, the Manager is paid directly based on the assets in each of the Investing Portfolios that invest in the Portfolios listed in the table below. To the extent the subadvisers to the Portfolios are paid subadvisory fees for subadvisory services provided to the Portfolios, the Investment Manager, and not the Portfolios, pays such subadvisory fees.

Any amounts paid or payable by the Portfolios to the Investment Manager if any, under the agreements are reflected in the Statement of Operations. The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
J.P. Morgan Fixed Income Central*	—	—%	—%
PGIM Fixed Income Central**	—	—%	—%
Target Maturity Central***	—	—%	—%

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Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

T. Rowe Price Fixed Income Central****	—	—%	—%

Portfolio	Fee Waivers and/or Expense Limitations

J.P. Morgan Fixed Income Central	contractually limit expenses to 0.05% through June 30, 2025
PGIM Fixed Income Central	contractually limit expenses to 0.05% through June 30, 2025
Target Maturity Central	contractually limit expenses to 0.05% through June 30, 2025
T. Rowe Price Fixed Income Central	contractually limit expenses to 0.05% through June 30, 2025

*

Certain Asset Allocation Portfolios of Advanced Series Trust, subadvised by J.P. Morgan (J.P. Morgan AA Portfolios) and the AST Investment Grade Bond Portfolio (ASTIG, and together with J.P. Morgan AA Portfolios, J.P. Morgan the Investing Portfolios) will invest in the J.P. Morgan Fixed Income Central. The Manager receives a management fee rate for services provided to the J.P. Morgan Investing Portfolios pursuant to Investment Management Agreement for each of the J.P. Morgan Investing Portfolios.

**

Certain Asset Allocation Portfolios of Advanced Series Trust, subadvised by PGIM, Inc. and PGIM Limited (PGIM AA Portfolios) and the AST Investment Grade Bond Portfolio (ASTIG, and together with PGIM AA Portfolios, the PGIM Investing Portfolios) will invest in the PGIM Fixed Income Central. The Investment Manager receives a management fee rate for services provided to the PGIM Investing Portfolios pursuant to Investment Management Agreement for each of the PGIM Investing Portfolios.

***

Each of the AST Target Maturity Bond Portfolios (as defined below) invest in Target Maturity Central. The Investment Manager receives a management fee for services provided to Target Maturity Central pursuant to the Investment Management Agreement in place with respect to each of the AST Target Maturity Bond Portfolios. The AST Target Maturity Bond Portfolios are: AST Bond Portfolio 2024, AST Bond Portfolio 2025, AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, AST Bond Portfolio 2029, AST Bond Portfolio 2030, AST Bond Portfolio 2031, AST Bond Portfolio 2032, AST Bond Portfolio 2033, AST Bond Portfolio 2034 and AST Bond Portfolio 2035.

****

Certain Asset Allocation Portfolios of Advanced Series Trust, subadvised by T. Rowe Price Associates (T. Rowe Price AA Portfolios) and the AST Investment Grade Bond Portfolio (ASTIG, and together with T. Rowe Price AA Portfolios, the T. Rowe Price Investing Portfolios) will invest in the T. Rowe Price Fixed Income Central. The Manager receives a management fee rate for services provided to the T. Rowe Price Investing Portfolios pursuant to Investment Management Agreement for each of the T. Rowe Price Investing Portfolios.

AST Investment Services, Inc., PGIM Investments, PGIM, Inc., PFI and PGIM Limited are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment

B9

Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2024 no such transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2024, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
J.P. Morgan Fixed Income Central	$1,129,507,478	$740,616,410
PGIM Fixed Income Central	2,961,368,881	2,849,785,247
Target Maturity Central	283,302,298	322,533,475
T. Rowe Price Fixed Income Central	1,327,199,017	1,257,960,248

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2024, is presented as follows:

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J.P. Morgan Fixed Income Central

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$ 90,722,341	$469,080,078	$488,295,722	$—	$—	$71,506,697	71,506,697	$2,188,585

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
268,303,244	940,987,079	914,775,018	(75,740)	(28,325)	294,411,240	294,587,992	142,511	(2)
$359,025,585	$1,410,067,157	$1,403,070,740	$(75,740)	$(28,325)	$365,917,937		$2,331,096
PGIM Fixed Income Central
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$141,989,572	$836,480,370	$819,081,267	$—	$—	$159,388,675	159,388,675	$5,743,425

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
169,082,795	723,132,193	672,738,192	(29,161)	(10,170)	219,437,465	219,569,207	187,259	(2)
$311,072,367	$1,559,612,563	$1,491,819,459	$(29,161)	$(10,170)	$378,826,140		$5,930,684
Target Maturity Central
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$ 9,909,602	$77,008,779	$74,432,581	$—	$—	$12,485,800	12,485,800	$150,965

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
6,219,132	38,467,427	38,197,653	(258)	(1,921)	6,486,727	6,490,622	8,537	(2)
$16,128,734	$115,476,206	$112,630,234	$(258)	$(1,921)	$18,972,527		$159,502
T. Rowe Price Fixed Income Central
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(1)(wb)
$ 83,783,779	$291,137,122	$321,380,806	$—	$—	$53,540,095	53,540,095	$2,221,360

PGIM Institutional Money Market Fund (7-day effective yield 5.624%)(1)(b)(wb)
233,673,069	820,112,387	986,158,269	(15,182)	(15,708)	67,596,297	67,636,879	89,637	(2)
$317,456,848	$1,111,249,509	$1,307,539,075	$(15,182)	$(15,708)	$121,136,392		$2,310,997

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

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6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2023 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, (excluding the J.P. Morgan Fixed Income and the T. Rowe Price Fixed Income Portfolios), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios did not utilize the SCA during the reporting period ended June 30, 2024.

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2024, all Portfolios offer only a single share class to investors.

As of June 30, 2024, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
J.P. Morgan Fixed Income Central	309,260,767	100.0%
PGIM Fixed Income Central	861,411,859	100.0
Target Maturity Central	41,585,867	100.0
T. Rowe Price Fixed Income Central	191,693,407	100.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

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Portfolio	Number of Shareholders	Percentage of Outstanding Shares
J.P. Morgan Fixed Income Central	3	99.9%
PGIM Fixed Income Central	6	97.9
Target Maturity Central	7	90.6
T. Rowe Price Fixed Income Central	2	99.9

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	J.P. Morgan Fixed Income Central	PGIM Fixed Income Central	Target Maturity Central	T. Rowe Price Fixed Income Central
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X
Derivatives	X	X	X	X
Dollar Roll Transactions	X	X	X	X
Economic and Market Events	X	X	X	X
Equity and Equity-Related Securities	X	X	X	X
Expense	X	X	X	X
Fixed Income Securities	X	X	X	X
Fund of Funds	X	X	X	X
High Yield	X	X	X	X
Large Shareholder	X	X	X	X
Liquidity and Valuation	X	X	X	X
Market and Management	X	X	X	X
Portfolio Turnover	X	X	X	X
Regulatory	X	X	X	X
Sovereign Debt Securities	X	X	X	X
US Government Securities	X	X	X	X

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans on residential and/or commercial real estate. Asset-backed and mortgage-backed securities are subject to interest rate risk, credit risk, and liquidity risk, which are further described under Fixed Income Securities Risk.

Asset-backed and mortgage-backed securities may also be subject to prepayment and extension risks. In a period of declining interest rates, borrowers may repay principal on mortgages or other loan obligations underlying a security more quickly than anticipated, which may require a Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates (prepayment risk). In a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent a Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates (extension risk). The more a Portfolio invests in longer-term asset-backed securities, the more likely it will be affected by changes in interest rates, which may result in lower than anticipated yield-to-maturity and expected returns as well as reduced market value of such securities.

Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Mortgage-backed securities issued by private non-government entities are subject to the risks that the underlying mortgage borrowers fail to make timely payments of interest and principal and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the mortgage-backed securities. Moreover, securities backed by mortgages issued by private, non-government issuers may experience higher rates of default on the underlying mortgages than government-issued mortgages because private issuer mortgage loans often do not meet the underwriting standards of government-issued mortgages. Private issuer mortgage-backed securities may include loans on commercial or residential properties. Although certain mortgage-backed securities issued by private non-government

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entities are guaranteed as to timely payment of interest and principal by a government-sponsored entity, the market price for such securities is not guaranteed and will fluctuate. Asset-backed securities backed by sub-prime mortgage loans expose a Portfolio to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a greater risk of default than conventional mortgage loans.

A Portfolio may invest in securities issued or guaranteed by the US Government or its agencies and instrumentalities, such as Ginnie Mae, Fannie Mae, or Freddie Mac. Unlike Ginnie Mae securities, securities issued or guaranteed by US Government-related organizations such as Fannie Mae or Freddie Mac are not backed by the full faith and credit of the US Government, and no assurance can be given that the US government would provide financial support to such securities..

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies, and currency exchange rates. Derivatives in which the Portfolios may invest include exchange-traded instruments as well as privately-negotiated instruments, also called over-the-counter instruments. Examples of derivatives include, but are not limited to, options, futures, forward agreements, interest rate swap agreements, credit default swap agreements, and credit-linked securities. A Portfolio may, but is not required to, use derivatives to seek to earn income or enhance returns, manage or adjust its risk profile, replace more traditional direct investments, or obtain exposure to certain markets. The use of derivatives to seek to earn income or enhance returns may be considered speculative. The use of derivative instruments also exposes a Portfolio to transaction costs. Derivatives involve the risk that changes in their value may not correlate perfectly with the assets, rates, indices or instruments they are designed to hedge or closely track. In addition, fluctuations in derivatives’ values may not correlate perfectly with the securities markets.

The use of derivatives is a highly specialized activity that involves a variety of risks and costs that are different from, or possibly greater than, investing directly in traditional equity and debt securities, including:

Counterparty credit risk: There is a risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to make timely payments or otherwise honor its financial obligations to a Portfolio. This risk is especially important in the context of privately negotiated instruments. For example, a Portfolio would be exposed to counterparty credit risk to the extent it enters into a credit default swap, that is, it purchases protection against a default by a debt issuer, and the swap counterparty does not maintain adequate reserves to cover such a default.

Leverage risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value). Leverage can result in losses to a Portfolio that exceed the amount the Portfolio originally invested. A Portfolio may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Portfolio may perform as if it were leveraged. The use of leverage may cause a Portfolio to liquidate Portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet margin requirements.

Liquidity and Valuation risk: Certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth. Privately-negotiated instruments may be difficult to terminate, and from time to time, a Portfolio may find it difficult to enter into a transaction that would offset the losses incurred by another derivative that it holds. Derivatives, and especially privately-negotiated instruments, also involve the risk of incorrect valuation (that is, the value assigned to the derivative may not always reflect its risks or potential rewards).

Hedging risk: Hedging is a strategy in which a Portfolio uses a derivative to offset the risks associated with its other portfolio holdings. While hedging can reduce losses, it can also reduce or eliminate gains or magnify losses if the market moves in a manner different from that anticipated by the Portfolio. Hedging also involves the risk that changes in the value of the derivative will not match the value of the holdings being hedged, to the extent expected by the Portfolio, in which case any losses on the holdings being hedged may not be reduced and in fact, may be increased. No assurance can be given that any hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Portfolio is not required to use hedging and may choose not to do so.

Futures and Forward Contracts risk: The primary risks associated with the use of futures or forward contracts are: (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty

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to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose a Portfolio to greater losses in the event of a default by a counterparty.

Government Regulation of Derivatives Risk: The SEC has adopted Rule 18f-4 under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments. The rule, among other things, limits derivatives exposure through one of two value-at-risk tests and eliminates the asset segregation framework for covering derivatives and certain financial instruments arising from the SEC’s Release 10666 and ensuing staff guidance. Limited derivatives users (as determined by Rule 18f-4) are not, however, subject to the full requirements under the rule. Regulations can, among other things, adversely affect the value of the investments held by a Portfolio, restrict a Portfolio’s ability to engage in derivatives transactions (for example, by making certain derivatives transactions no longer available to that Portfolio) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), which could adversely affect investors. It is also unclear how regulatory changes will affect counterparty risk. In particular, position limits imposed on a Portfolio or its counterparties may impact that Portfolio’s ability to invest in a manner that efficiently meets its investment objective, and requirements, including capital and mandatory clearing for certain swaps, may increase the cost of a Portfolio’s investments and cost of doing business, which could adversely affect investors. Because these requirements are evolving, their ultimate impact remains unclear.

Rule 18f-4 under the 1940 Act governs the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule 18f-4. Compliance with the rule by the Portfolios could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. The rule may limit the Portfolios’ ability to use derivatives as part of their investment strategies.

Dollar Roll Transactions Risk: Dollar rolls involve the sale by a Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar—but not necessarily the same—security at a set price and date in the future. In a dollar roll, the Portfolio takes the risk that: (i) the market price of the mortgage-backed securities will drop below their future repurchase price; (ii) the securities that it repurchases at a later date will have less favorable market characteristics; (iii) the other party to the agreement will not be able to perform; (iv) the roll adds leverage to the Portfolio; and (v) the roll increases the Portfolio’s sensitivity to interest rate changes. In addition, investments in dollar rolls may increase the portfolio turnover rate of the Portfolio. A dollar roll can be viewed as a borrowing. If a Portfolio makes additional investments while a dollar roll is outstanding, this may be considered a form of leverage.

Economic and Market Events Risk: Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions (including, without limitation, the US government or major US financial institutions); investor sentiment and market perceptions (including perceptions about monetary policy, interest rates or the risk of default); unexpected changes in the prices of key commodities (such as oil); government actions (including interest rate changes, protectionist measures, sanctions, intervention in the financial markets, or other regulation, and changes in fiscal, monetary or tax policies); geopolitical events or changes (including man-made or natural disasters, epidemics and pandemics, or other health-care or environmental disasters, terrorism or wars); and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Equity and Equity-Related Securities Risk: From time to time, the Fund may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants. There is a risk that the value of a particular stock or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition, changes in interest rates, or heightened levels of inflation. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which a Portfolio invests could

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go down. A Portfolio’s holdings can vary from broad market indexes, and the performance of a Portfolio can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments. Such events may result in losses to a Portfolio. Preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets, but does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include the risk of losses attributable to adverse changes in interest rates, broader market conditions and the financial condition of the stock’s issuer. Preferred stock may also be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Expense Risk: Your actual cost of investing in a Portfolio may be higher than the expenses shown in “Annual Portfolio Operating Expenses” for a variety of reasons. For example, Portfolio operating expense ratios may be higher than those shown if a Portfolio’s average net assets decrease, fee waivers or expense limitations change, or the Portfolio incurs more expenses than expected. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Portfolio securities can increase expenses.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk. The market price of a fixed-income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, rising inflation, or decreased liquidity due, for example, to market uncertainty about the value of a fixed-income investment (or class of fixed income investments).

Credit risk: Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able or willing to make required principal and interest payments. The risk that such issuer or guarantor is less willing or able to make required principal and interest payments is heightened in market environments where interest rates are rising. The downgrade of the credit of a security held by a Portfolio may decrease its value. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Portfolio assets allocated to lower-rated securities generally will increase the credit risk to which a Portfolio is subject. Information on the ratings issued to debt securities by certain credit rating agencies is included in Appendix I to the Statement of Additional Information (SAI). Not all securities are rated. In the event that the relevant credit rating agencies assign different ratings to the same security, a Portfolio’s Subadviser may determine which rating it believes best reflects the security’s quality and risk at that time. A Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. Some, but not all, US government securities are insured or guaranteed by the US government, while others are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Although credit risk may be lower for US government securities than for other investment-grade securities, the return may be lower.

Liquidity risk: Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all, which could prevent a Portfolio from taking advantage of other investment opportunities. The liquidity of asset-backed and mortgage-backed securities may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. In addition, liquidity risk refers to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, redemption requests by certain large shareholders such as institutional investors, or other reasons. Meeting such redemption requests may cause a Portfolio to have to liquidate portfolio securities at disadvantageous prices or times and/or unfavorable conditions and, thus, could reduce the returns of a Portfolio and dilute remaining investors’ interests. The reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

Interest rate risk: Interest rate risk is the risk that the value of an investment will fluctuate because of a change in interest rates. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Changes in interest rates may also affect the liquidity of a Portfolio’s investments in fixed income securities. Interest rates in the US may increase, possibly suddenly and significantly, with unpredictable effects on the markets and a

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Portfolio’s investments. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. In recent years, the FOMC began implementing increases to the federal funds interest rate and there may be further rate increases. As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities. Certain securities acquired by a Portfolio may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, a Portfolio may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates.

Fund of Funds Risk: A Portfolio that is structured as a “fund of funds” invests primarily in a combination of underlying investment companies and other underlying portfolios describes in such Portfolio’s Prospectus. In addition to the risks associated with the investment in the underlying portfolios, these Portfolios are subject to the following risks:

•

To the extent that a Portfolio concentrates its assets among underlying portfolios that invest principally in one or several asset classes, a Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes. For example, a Portfolio may be overweighed in the equity asset class when the stock market is falling and the fixed income market is rising. Likewise, a Portfolio may be overweighted in the fixed income asset class when the fixed income market is falling and the stock market is rising.

•

The ability of a Portfolio to achieve its investment objective depends on the ability of the selected underlying portfolios to achieve their investment objectives. There is a risk that the selected underlying portfolios will underperform relevant markets, relevant indices, or other portfolios with similar investment objectives and strategies.

•

A Portfolio will incur its pro rata share of the expenses of an underlying portfolio in which the Portfolio invests, such as investment advisory and other management expenses, and shareholders incur the operating expenses of these underlying portfolios.

•

The performance of a Portfolio may be affected by large purchases and redemptions of underlying portfolio shares. For example, large purchases and redemptions may cause an underlying portfolio to hold a greater percentage of its assets in cash than other portfolios pursuing similar strategies, and large redemptions may cause an underlying portfolio to sell assets at inopportune times. Underlying portfolios that have experienced significant redemptions may, as a result, have higher expense ratios than other portfolios pursuing similar strategies. The Manager and a Portfolio’s Subadviser(s) seek to minimize the impact of large purchases and redemptions of underlying portfolio shares, but their abilities to do so may be limited.

•

There is a potential conflict of interest between a Portfolio and its Manager and a Portfolio’s Subadviser(s). Because the amount of the management fees to be retained by the Manager and their affiliates may differ depending upon which underlying portfolios are used in connection with a Portfolio, there is a potential conflict of interest for the Manager and a Portfolio’s Subadviser(s) in selecting the underlying portfolios. In addition, the Manager and a Portfolio’s Subadviser(s) may have an incentive to take into account the effect on an underlying portfolio in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that underlying portfolio. Although the Manager and a Portfolio’s Subadviser(s) take steps to address the potential conflicts of interest, it is possible that the potential conflicts could impact the Portfolios.

High Yield Risk: Investments in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”) may be subject to greater levels of interest rate, credit, call and liquidity risk than investments in investment grade securities. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Portfolio’s ability to sell its high yield securities at an advantageous time or price. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

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In addition, the market for lower-rated bonds may be thinner and less active than the market for higher-rated bonds, and the prices of lower-rated bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress. High yield securities frequently have redemption features that permit an issuer to repurchase the security from a Portfolio prior to maturity, which may result in the Portfolio having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates.

Large Shareholder Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of Portfolio shares. There is no requirement that these entities maintain their investment in the Portfolio. There is a risk that such large shareholders may redeem all or a substantial portion of their investments in a Portfolio at any time, which could result in the Portfolio needing to sell or dispose of investments at disadvantageous prices and have a significant negative impact on the Portfolio’s NAV, liquidity, and brokerage costs. Large shareholder redemptions may cause a Portfolio to have to sell or dispose of investments at inopportune times or disadvantageous prices. These transactions may adversely affect the Portfolio’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of a Portfolio and result in credit line borrowing fees and/or overdraft charges to the Portfolio until the sales of portfolio securities necessary to cover the redemption request settle. It is also possible that a significant redemption could result in an increase in Portfolio expenses on account of being spread over a smaller asset base, and therefore make it more difficult for the Portfolio to implement its investment objective and strategies. Large redemptions could also result in tax consequences to shareholders.

Liquidity and Valuation Risk: From time to time, a Portfolio may hold one or more securities for which there are no or few buyers and sellers, or where the securities are subject to limitations on transfer. In those cases, a Portfolio may have difficulty determining the values of those securities for the purpose of determining a Portfolio’s net asset value. A Portfolio also may have difficulty disposing of those securities at an advantageous time or at the values determined by the Portfolio for the purpose of determining the Portfolio’s net asset value, especially during periods of significant net redemptions of Portfolio shares. As a result, a Portfolio may be unable to achieve its desired level of exposure to certain issuers, asset classes or sectors. Private equity investments and private real estate-related investments are generally classified as illiquid investments and generally cannot be readily sold. As a result, private real estate-related investments owned by a Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager acting in its capacity as valuation designee under Rule 2a-5. Fair value determinations are inherently subjective and reflect good faith judgments based on available information. Accordingly, no assurance can be given that the fair value prices accurately reflect the price a Portfolio would receive upon the sale of the investment. A Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Portfolios with principal investment strategies that involve foreign securities, private placement investments, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity and valuation risk.

In 2022, the SEC proposed amendments to Rule 22e-4 under the 1940 Act and Rule 22c-1 under the 1940 Act, that, if adopted, would, among other things, cause more investments to be treated as illiquid, and could prevent the Portfolio from investing in securities that the Manager believes are appropriate or desirable.

Market and Management Risk: Market risk is the risk that the markets in which a Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably in short periods of time. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk, whether real or perceived, include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns negative, the price of all securities may decline. Market risk also includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), and natural/environmental disasters can all negatively impact the securities markets, which could cause a Portfolio to lose value. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, global supply chain disruptions and significantly adversely impact the economy.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on US and world economies and markets generally. For example, the US has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Portfolios to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. The nature and severity of sanctions or other similar measures (including counter sanctions or other retaliatory actions) may vary broadly in scope, and their impact is impossible to predict. Sanctions

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and other similar measures could limit or prevent the Portfolio’s ability to buy and sell securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of trades, and significantly impact the Portfolio liquidity or performance.

During periods of severe market stress, it is possible that the market for some or all of a Portfolio’s investments may become highly volatile and/or illiquid. Price changes may be temporary or last for extended periods of time. In such an event, the Portfolio may find it difficult to sell some or all of its investments and, for certain assets, the trade settlement period may be longer than anticipated. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, a Portfolio being unable to buy or sell certain securities at an advantageous time or accurately price its portfolio investments. In addition, a Portfolio may rely on various third-party sources to calculate its net asset value. As a result, a Portfolio is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Portfolio’s calculations of its net asset value. Such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculations and/or the inability to calculate net asset values over extended periods. A Portfolio may be unable to recover any losses associated with such failures.

Management risk is the risk that the investment strategy of the Manager or a Subadviser will not work as intended. All decisions by the Manager or a Subadviser require judgment and are based on imperfect information. In addition, if a Portfolio is managed using a quantitative investment model, it is subject to the risk that the model may not perform as expected. Similarly, there can be no assurance that quantitative models or methods utilized by the Manager or a Subadviser, or related data sources, will always be available, and the loss of access to any such model(s) or data sources could have an adverse impact on a Portfolio’s ability to realize its investment objective. Moreover, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Manager or a Subadviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

Portfolio Turnover Risk: A Subadviser generally does not consider the length of time a Portfolio has held a particular security in making investment decisions. In fact, a Subadviser may engage in active and frequent trading on behalf of a Portfolio—that is, frequent trading of its securities—in order to take advantage of new investment opportunities or yield differentials. A Portfolio’s turnover rate may be higher than that of other mutual funds due to a Subadviser’s investment strategies and the above-referenced asset transfer programs. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. A Portfolio may experience an increase in its portfolio turnover rate when the Portfolio’s portfolio is modified in connection with a change in investment objective, strategies, or a Subadviser.

Regulatory Risk: Each Portfolio is subject to a variety of laws and regulations which govern its operations. Each Portfolio is subject to regulation by the SEC. Similarly, the businesses and other issuers of the securities and other instruments in which a Portfolio invests are also subject to considerable regulation. These laws and regulations are subject to change. Changes in laws and regulations may materially impact a Portfolio, a security, business, sector or market. For example, changes in laws or regulations made by the government or a regulatory body may impact the ability of a Portfolio to achieve its investment objective, or may impact a Portfolio’s investment policies and/or strategies, or may reduce the attractiveness of an investment.

Sovereign Debt Securities Risk: Investing in sovereign debt securities exposes a Portfolio to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of sovereign debt securities held by a Portfolio. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

US Government Securities Risk: US Treasury obligations are backed by the “full faith and credit” of the US Government. Securities issued or guaranteed by federal agencies or authorities and US Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the US Government. These securities may be supported by the ability to borrow from the US Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are

B19

subject to greater credit risk than securities issued or guaranteed by the US Treasury. Further, the US Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the US Government being downgraded and reduced prices of US Treasury securities. If the US Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the US Government may default on payments on certain US Government securities, including those held by a Portfolio, which could have a negative impact on the Portfolio. An increase in demand for US Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

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Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 11-12, 2024 (the Meeting) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve an agreement. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, such as the Manager’s role as administrator of the Trust’s liquidity risk management program and as valuation designee. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2023, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or secondary or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2023. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST J.P. Morgan Fixed Income Central Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.05% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST PGIM Fixed Income Central Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.05% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Target Maturity Fixed Income Central Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.05% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Fixed Income Central Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.05% of the Portfolio’s average daily net assets through June 30, 2025.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not

applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Advanced Series Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date:	August 22, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024